              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION


                               ON OCTOBER 17, 2003


                     REGISTRATION NOS. 2-95973 AND 811-4236

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      POST-EFFECTIVE AMENDMENT NO. 61 [X]

                                      AND
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT [X]
                                    OF 1940

                              AMENDMENT NO. 62 [X]

                           ONE GROUP(R) MUTUAL FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              1111 POLARIS PARKWAY
                           COLUMBUS, OHIO 43271-1235
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (800) 480-4111
                        (REGISTRANT'S TELEPHONE NUMBER)


                                DAVID J. KUNDERT

                              1111 POLARIS PARKWAY
                            COLUMBUS, OHIO 43271-1235
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:


ALAN G. PRIEST, ESQUIRE                         JESSICA K. DITULLIO, ESQUIRE
ROPES & GRAY LLP                                BANK ONE CORPORATION
ONE METRO CENTER                                1111 POLARIS PARKWAY
700 12TH STREET, N.W., SUITE 900                COLUMBUS, OHIO 43271-0152
WASHINGTON, D.C. 20005-3948


     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: IMMEDIATELY UPON
EFFECTIVENESS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     ______ Immediately upon filing pursuant to paragraph (b)

     ______ on November 1, 2002 pursuant to paragraph(b)

     ______ on 60 days after filing pursuant to paragraph (a)(1)
     ______ on ________________ pursuant to paragraph (a)(1)

     ______ 75 days after filing pursuant to paragraph (a)(2)

        X   on October 31, 2003 pursuant to paragraph (a)(3) of Rule 485.
     ------

If appropriate, check the following box:

     ______ post-effective amendment designates a new effective date for a previously filed post-effective amendment.

GROWTH INVESTING                            [LOGO] ONE GROUP(R) MUTUAL FUNDS

[LOGO OF PROSPECTUS ONE GROUP EQUITY FUNDS COMPANY]


November 1, 2003

Class A Shares
Class B Shares
Class C Shares

                    One Group(R) Small Cap Growth Fund
                    One Group(R) Small Cap Value Fund
                    One Group(R) Mid Cap Growth Fund
                    One Group(R) Mid Cap Value Fund
                    One Group(R) Diversified Mid Cap Fund
                    One Group(R) Large Cap Growth Fund
                    One Group(R) Large Cap Value Fund
                    One Group(R) Equity Income Fund
                    One Group(R) Diversified Equity Fund
                    One Group(R) Balanced Fund
                    One Group(R) Equity Index Fund
                    One Group(R) Market Expansion Index Fund
                    One Group(R) Health Sciences Fund
                    One Group(R) Technology Fund
                    One Group(R) International Equity Index Fund
                    One Group(R) Diversified International Fund


                    The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete.Anyone who tells you otherwise is committing a crime.

Table of
   CONTENTS

                       Fund Summaries: Investments, Risk & Performance
                                       One Group Small Cap Growth Fund
                                       One Group Small Cap Value  Fund
                                         One Group Mid Cap Growth Fund
                                          One Group Mid Cap Value Fund
                                    One Group Diversified Mid Cap Fund
                                      One Group  Large Cap Growth Fund
                                        One Group Large Cap Value Fund
                                          One Group Equity Income Fund
                                   One Group  Diversified  Equity Fund
                                              One Group  Balanced Fund
                                           One Group Equity Index Fund
                                 One Group Market Expansion Index Fund
                                       One  Group Health Sciences Fund
                                             One Group Technology Fund
                             One Group International Equity Index Fund
                              One Group Diversified International Fund

                                                            More About the Funds
                                                 Principal Investment Strategies
                                                                Investment Risks
                                                   Temporary Defensive Positions
                                                              Portfolio Turnover

                        How to Do Business with One Group Mutual Funds
                                                Purchasing Fund Shares
                                                        Sales  Charges
                        Sales Charge Reductions and Waivers Exchanging
                                                           Fund Shares
                                                 Redeeming Fund Shares

                                              Privacy Policy

                                     Shareholder Information
                                               Voting Rights
                                           Dividend Policies
                               Tax Treatment of Shareholders
                          Shareholder Statements and Reports

                                            Management of One Group Mutual Funds
                                                                     The Advisor
                                                               The Fund Managers

                                                     Legal Proceedings
                                                  Financial Highlights
                                      Appendix A: Investment Practices

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P(R)
-------------------

Small Cap Growth Fund

What is the goal of the Fund?
The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

What are the Fund's main investment strategies?

The Fund invests mainly in common stock, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small-capitalization companies. Generally, the Fund invests in small-cap companies with market capitalizations ranging from $100 million to $3 billion at the time of investment. For more information about the Small Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------
Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. The Fund's primary investment strategy is to invest in smaller, growth companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller, growth companies tend to be less liquid and more volatile than stocks of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY

Small Cap Growth Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
  7.85%  -7.73%  22.06%  15.57%  28.42%  -4.22%  26.76%   8.01%  -6.58% -21.13%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 19.75%. The above-quoted performance data includes the performance of the Paragon Gulf South Growth Fund for the period before its consolidation with the One Group Small Cap Growth Fund on March 26, 1996.


================================================================================
Best Quarter: 21.57%  3Q1997      Worst Quarter: -22.19%  3Q1998
================================================================================

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Small Cap Growth Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/
===============================================================================================================
                                               INCEPTION                                          PERFORMANCE
                                             DATE OF CLASS    1 YEAR      5 YEARS     10 YEARS    SINCE 7/1/91
---------------------------------------------------------------------------------------------------------------
Class A                                         7/1/91
   Return Before Taxes                                          -25.28%      -1.76%        5.14%           8.64%
   Return After Taxes on Distributions                          -25.28%      -3.36%        2.71%           6.44%
   Return After Taxes on Distributions
    and Sale of Fund Shares                                     -15.52%      -1.64%        3.33%           6.51%
---------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                   9/12/94         -25.64%      -1.81%        4.92%/4/        8.33%/4/
---------------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                   11/4/97         -22.43%      -1.47%        4.90%           8.31%
---------------------------------------------------------------------------------------------------------------
S&P SmallCap 600 Index/2/
(no deduction for fees, expenses or taxes)                      -14.63%       2.44%        9.71%          11.76%
---------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index/3/
(no deduction for fees, expenses or taxes)                      -30.26%      -6.59%        2.62%           4.59%
---------------------------------------------------------------------------------------------------------------

<F1>
/1/ The above-quoted performance data includes the performance of the Paragon Gulf South Growth Fund for the period before its consolidation with the One Group Small Cap Growth Fund on March 26, 1996. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class A, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
<F2>
/2/ The S&P SmallCap 600 Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
<F3>
/3/ The Russell 2000 Growth Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares. The benchmark index for the Small Cap Growth Fund will change from the S&P SmallCap 600 Index to the Russell 2000 Growth Index effective January 1, 2004 in order to better represent the investment policies for comparison purposes.
<F4>
/4/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

Small Cap Growth Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
================================================================================
(fees paid directly from your investment)/1/       CLASS A   CLASS B   CLASS C
================================================================================
Maximum Sales Charge (Load) Imposed on Purchases      5.25%     NONE      NONE
--------------------------------------------------------------------------------
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                  NONE/2/   5.00%     1.00%
--------------------------------------------------------------------------------
(as a percentage of original purchase price or
 redemption proceeds, as applicable)
Redemption Fee                                        NONE      NONE      NONE
--------------------------------------------------------------------------------
Exchange Fee                                          NONE      NONE      NONE
================================================================================
ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)      CLASS A   CLASS B   CLASS C
================================================================================
Investment Advisory Fees/3/                            .74%      .74%      .74%
--------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees             .35%     1.00%     1.00%
--------------------------------------------------------------------------------
Other Expenses                                         .30%      .30%      .30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                  1.39%     2.04%     2.04%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/            (.10%)    NONE      NONE
--------------------------------------------------------------------------------
Net Expenses                                          1.29%     2.04%     2.04%
--------------------------------------------------------------------------------

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees.by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds."

/4/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004 .


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                     CLASS B/2/                    CLASS C
                      ASSUMING                    ASSUMING
                    REDEMPTION AT  CLASS B/2/   REDEMPTION AT    CLASS C
                     THE END OF    ASSUMING NO   THE END OF    ASSUMING NO
           CLASS A   EACH PERIOD   REDEMPTION    EACH PERIOD   REDEMPTION
==========================================================================
1 Year/1/  $   649  $         707  $       207  $         307  $       207
--------------------------------------------------------------------------
3 Years        933            940          640            640          640
--------------------------------------------------------------------------
5 Years      1,237          1,298        1,098          1,098        1,098
--------------------------------------------------------------------------
10 Years     2,098          2,202        2,202          2,369        2,369
--------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A              $659

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Small Cap Value Fund

What is the goal of the Fund?
The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

What are the Fund's main investment strategies?

The Fund invests mainly in equity securities of small domestic companies with market capitalizations of $100 million to $3 billion at the time of investment. In reviewing investment opportunities, Banc One Investment Advisors uses a value-oriented approach. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-book and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies based on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and recent transactions involving similar businesses. Stocks are sold based on price considerations or when they are no longer expected to appreciate in value. For more information about the Small Cap Value Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------
Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. The Fund's primary investment strategy is to invest in smaller, growth companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller, growth companies tend to be less liquid and more volatile than stocks of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

FUND SUMMARY

Small Cap Value Fund


Real Estate Securities. The Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market.


REIT Risk. In addition to the risks facing real estate securities, the Fund's investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Small Cap Value Fund

How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 11.88%  -5.40%  25.05%  24.59%  30.12%  -4.26% -11.88%  29.45%  26.12% -11.17%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 20.35%. The above quoted performance data includes the performance of a common trust fund, the predecessor to the Pegasus Small Cap Opportunity Fund, and the Pegasus Small Cap Opportunity Fund for the period before the consolidation with the One Group Small Cap Value Fund on March 22, 1999. The predecessor to the Pegasus Small Cap Opportunity Fund commenced operations on January 27, 1995, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Small Cap Opportunity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


================================================================================
Best Quarter: 21.35%    4Q2001         Worst Quarter: -24.09%      3Q1998
================================================================================

FUND SUMMARY

Small Cap Value Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on theAverage Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31,2002/1/
===============================================================================================================
                                               INCEPTION                                          PERFORMANCE
                                             DATE OF CLASS    1 YEAR      5 YEARS     10 YEARS    SINCE 6/30/72
---------------------------------------------------------------------------------------------------------------
Class A                                         1/27/95
   Return Before Taxes                                          -15.83%       3.00%        9.54%           9.11%
   Return After Taxes on Distributions                          -17.04%       1.98%        8.16%           8.66%
   Return After Taxes on Distributions
    and Sale of Fund Shares                                      -8.92%       2.13%        7.49%           8.14%
---------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                   1/27/95         -15.96%       2.99%        9.39%/3/        8.58%/3/
---------------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                   3/22/99         -12.67%       3.31%        9.37%           8.58%
---------------------------------------------------------------------------------------------------------------
Russell 2000 value Index/2/
(no deduction for fees, expenses or taxes)                      -11.43%      -2.71%       10.86%              *
---------------------------------------------------------------------------------------------------------------

<F1>
/1/ The above-quoted performance data includes the performance of a common trust fund (inception 6/30/72), the predecessor to the Pegasus Small Cap Opportunity Fund, and the Pegasus Small Cap Opportunity Fund prior to the consolidation with the One Group Small Cap Value Fund on March 22, 1999. The predecessor to the Pegasus Small Cap Opportunity Fund commenced operations on January 27, 1995, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Small Cap Opportunity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. Historical performance shown for Class C prior to its inception is based on the performance of Class B, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

<F2>
/2/ The Russell 2000 Value Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market with lower price-to-book ratios and lower forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

<F3>
/3/ Class B shares automaticaly convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.

<F4>
*    Index did not exist


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

O N E  G R O U P (R)
--------------------

 Small Cap Value Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
==============================================================================
(fees paid directly from your investment)/1/      CLASS A    CLASS B   CLASS C
==============================================================================
Maximum Sales Charge (Load) Imposed on Purchases     5.25%      NONE      NONE
------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                 NONE/2/    5.00%     1.00%
------------------------------------------------------------------------------
 (as a percentage of original purchase price or
   redemption proceeds, as applicable)
Redemption Fee                                       NONE       NONE      NONE
------------------------------------------------------------------------------
Exchange Fee                                         NONE       NONE      NONE
==============================================================================
ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)     CLASS A    CLASS B   CLASS C
==============================================================================
Investment Advisory Fees/3/                           .74%       .74%      .74%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees            .35%      1.00%     1.00%
------------------------------------------------------------------------------
Other Expenses                                        .28%       .28%      .28%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.37%      2.02%     2.02%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/           (.12%)     (.02%)    (.02%)
------------------------------------------------------------------------------
Net Expenses                                         1.25%      2.00%     2.00%
------------------------------------------------------------------------------

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".

/4/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the periodbeginning November 1, 2003, and ending October 31, 2004. In addition Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.25% for Class A shares, to 2.00% for Class B shares and to 2.00% for Class C shares for the same period.



Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


            CLASS A       CLASS B/2/    CLASS B/2/    CLASS C      CLASS C

                                                     ASSUMING
                          ASSUMING                   REDEMPTION
                        REDEMPTION AT    ASSUMING    AT THE END
                         THE END OF         NO        OF EACH      ASSUMING NO
                         EACH PERIOD    REDEMPTION    PERIOD       REDEMPTION
==============================================================================
1 Year/1/   $     646   $         703   $      203          303    $       203
------------------------------------------------------------------------------
3 Years           925             932          632          632            632
------------------------------------------------------------------------------
5 Years         1,225           1,286        1,086        1,086          1,086
------------------------------------------------------------------------------
10 Years        2,075           2,179        2,179        2,346          2,346
------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:
     Class A                                 $  657
     Class B (with redemption)               $  705
     Class B (without redemption)            $  205
     Class C (with redemption)               $  305
     Class C (without redemption)            $  205

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

O N E  G R O U P (R)
--------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Mid Cap Growth Fund

What is the goal of the Fund?
The Fund seeks growth of capital and secondarily, current income by investing primarily in equity securities.

What are the Fund's main investment strategies?

The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Fund typically invests in mid-cap companies with market capitalizations of $500 million to $10 billion at the time of investment. Typically, the Fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. Dividend return is not a primary factor in security selection. The Fund also invests in smaller companies in emerging growth industries. For more information about the Mid Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------
Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Mid Cap Growth Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

1993    1994    1995    1996    1997    1998     1999    2000    2001    2002
-----   -----   -----   -----   -----   -----    -----   -----   ------  ------
12.31%  -3.90%  27.58%  19.93%  29.78%  37.07%   28.72%   5.58%  -10.91% -20.43%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 16.56%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.



================================================================================
Best Quarter: 39.73%    4Q1998       Quarter: -21.07%         3Q2001
================================================================================

FUND SUMMARY

Mid Cap Growth Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/
=======================================================================================================
                                             INCEPTION                                      PERFORMANCE
                                              DATE OF                                          SINCE
                                               CLASS      1 YEAR     5 YEARS   10 YEARS       12/31/83
-------------------------------------------------------------------------------------------------------
Class A                                       2/18/92
   Return Before Taxes                                     -24.61%      4.59%     10.37%          12.41%
   Return After Taxes on Distributions                     -24.61%      2.32%      6.98%           9.54%
   Return After Taxes on Distributions and
    Sale of Fund Shares                                    -15.11%      3.54%      7.34%           9.52%
-------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                 1/14/94      -24.97%      4.65%     10.18%/4/       11.98%/4/
-------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                 11/4/97      -21.77%      5.10%     10.23%          12.01%
-------------------------------------------------------------------------------------------------------
S&P MidCap 400/BARRA Growth Index/2/
(no deduction for fees, expenses or taxes)                 -19.17%      7.11%     11.33%            NA
-------------------------------------------------------------------------------------------------------
Russell Mid Cap Growth Index/3/
(no deduction for fees, expenses, or taxes                 -27.41%     -1.82%      6.71%           9.77%
-------------------------------------------------------------------------------------------------------

<F1>
/1/ Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
<F2>
/2/ The S&P MidCap 400/BARRA Growth Index is an unmanaged index generally representative of the performance of the highest price-to-book securities in the S&P MidCap 400 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
<F3>
/3/ The Russell Mid Cap Growth Index is an unmanaged index generally representative of the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares. The benchmark index for the Mid Cap Growth Fund will change from the S&P MidCap 400/BARRA Growth Index to the Russell Mid Cap Growth Index effective January 1, 2004 in order to better represent the investment policies for comparison purposes.
<F4>
/4/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.
<F5>
  *  Index did not exist



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Mid Cap Growth Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
==============================================================================
(fees paid directly from your investment)/1/      CLASS A    CLASS B   CLASS C
==============================================================================
Maximum Sales Charge (Load) Imposed on Purchases     5.25%      NONE      NONE
------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                 NONE/2/    5.00%     1.00%
------------------------------------------------------------------------------
 (as a percentage of original purchase price or
   redemption proceeds, as applicable)
Redemption Fee                                       NONE       NONE      NONE
------------------------------------------------------------------------------
Exchange Fee                                         NONE       NONE      NONE
------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)     CLASS A    CLASS B   CLASS C
==============================================================================
Investment Advisory Fees/3/                           .73%       .73%      .73%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees            .35%      1.00%     1.00%
------------------------------------------------------------------------------
Other Expenses                                        .33%       .33%      .33%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.41%      2.06%     2.06%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/           (.17%)     (.07%)    (.07%)
------------------------------------------------------------------------------
Net Expenses                                         1.24%      1.99%     1.99%
------------------------------------------------------------------------------

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".

/4/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.24% for Class A shares, to 1.99% for Class B shares and to 1.99% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


            CLASS A       CLASS B/2/    CLASS B/2/    CLASS C      CLASS C

                                                      ASSUMING
                          ASSUMING                   REDEMPTION
                        REDEMPTION AT    ASSUMING    AT THE END
                         THE END OF         NO        OF EACH    ASSUMING NO
                         EACH PERIOD    REDEMPTION     PERIOD    REDEMPTION
==============================================================================
1 Year/1/  $      645   $         702   $      202   $      302  $         202
------------------------------------------------------------------------------
3 Years           932             939          639          639            639
------------------------------------------------------------------------------
5 Years         1,240           1,302        1,102        1,102          1,102
------------------------------------------------------------------------------
10 Years        2,113           2,218        2,218        2,384          2,384
------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:
     Class A                                  $  661
     Class B (with redemption)                $  709
     Class B (without redemption)             $  209
     Class C (with redemption)                $  309
     Class C (without redemption)             $  209

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

O N E  G R O U P (R)
--------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Mid Cap Value Fund

What is the goal of the Fund?
The Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

What are the Fund's main investment strategies?

The Fund invests mainly in equity securities of companies with below-market average price-to-earnings and price-to-book value ratios and with market capitalizations of $500 million to $10 billion at the time of investment. In choosing investments, the Fund considers the issuer's soundness and earnings prospects on a long-term basis. In seeking to achieve the objective of capital appreciation, Banc One Investment Advisors uses a value-oriented approach. Companies are mainly selected based upon such valuation characteristics as price-to-earnings, price-to-book, and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies based on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and the company's business model. As a secondary consideration, Banc One Investment Advisors looks for companies that have the potential to increase their dividends over time. Banc One Investment Advisors also gives some consideration to a value company's opportunity for growth in earnings, book value and cash flow. Stocks are sold based on price considerations or when other stocks present better opportunities. For more information about the Mid Cap Value Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------
Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Mid Cap Value Fund

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]

1993    1994    1995    1996    1997    1998     1999    2000    2001    2002
-----   -----   -----   -----   -----   ------   -----   -----   -----   ------
12.95%  -0.71%  25.69%  16.11%  34.88%    5.40%  -0.27%  27.97%   4.76%  -13.16%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 16.24%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.



================================================================================
Best Quarter: 15.85%    4Q1998          Worst Quarter: -17.75%     3Q2002
================================================================================

FUND SUMMARY

Mid Cap Value Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on theAverage Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/
=======================================================================================================
                                             INCEPTION                                      PERFORMANCE
                                              DATE OF                                          SINCE
                                               CLASS      1 YEAR     5 YEARS   10 YEARS       3/2/89
-------------------------------------------------------------------------------------------------------
Class A                                       2/18/92
   Return Before Taxes                                     -17.73%      3.01%      9.85%           9.77%
   Return After Taxes on Distributions                     -18.72%      0.63%      6.85%           7.22%
   Return After Taxes on Distributions and
    Sale of Fund Shares                                    -10.05%      1.79%      7.04%           7.22%
-------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                 1/14/94      -17.89%      3.05%      9.65%/4/        9.42%/4/
-------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                 3/22/99      -14.63%      3.38%      9.63%           9.40%
-------------------------------------------------------------------------------------------------------
S&P MidCap 400/BARRA Value Index/2/
(no deduction for fees, expenses or taxes)                 -10.10%      5.69%     12.33%              *
-------------------------------------------------------------------------------------------------------
Russell Mid Cap Value Index/3/
(no deduction for fees, expenses, or taxes                  -9.65%      2.95%     11.06%          11.73%
-------------------------------------------------------------------------------------------------------

<F1>
/1/ Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
<F2>
/2/ The S&P MidCap 400/BARRA Value Index is an unmanaged index generally representative of the performance of the highest price-to-book securities in the S&P MidCap 400 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
<F3>
/3/ The Russell Mid Cap Value Index is an unmanaged index generally representative of the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares. The benchmark index for the Mid Cap Growth Fund will change from the S&P MidCap 400/BARRA Growth Index to the Russell Mid Cap Growth Index effective January 1, 2004 in order to better represent the investment policies for comparison purposes.
<F4>
/4/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.
<F5>
 *   Index did not exist


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

O N E  G R O U P(R)
-------------------

Mid Cap Value Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
==============================================================================
(fees paid directly from your investment)/1/      CLASS A    CLASS B   CLASS C
==============================================================================
Maximum Sales Charge (Load) Imposed on Purchases     5.25%      NONE      NONE
------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                 NONE/2/    5.00%     1.00%
------------------------------------------------------------------------------
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)
Redemption Fee                                       NONE       NONE      NONE
------------------------------------------------------------------------------
Exchange Fee                                         NONE       NONE      NONE
==============================================================================
ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)     CLASS A    CLASS B   CLASS C
==============================================================================
Investment Advisory Fees/3/                           .74%       .74%      .74%
------------------------------------------------------------------------------
Distribution (and/or Service) (12b-1) Fees            .35%      1.00%     1.00%
------------------------------------------------------------------------------
Other Expenses                                        .26%       .26%      .26%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.35%      2.00%     2.00%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/           (.11%)     (.01%)    (.01%)
------------------------------------------------------------------------------
Net Expenses                                         1.24%      1.99%     1.99%
------------------------------------------------------------------------------

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds."

/4/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.24% for Class A shares, to 1.99% for Class B shares and to 1.99% for Class C shares for the same time period.



Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


            CLASS A       CLASS B/2/    CLASS B/2/    CLASS C      CLASS C

                                                      ASSUMING
                          ASSUMING                   REDEMPTION
                        REDEMPTION AT    ASSUMING    AT THE END
                         THE END OF         NO        OF EACH     ASSUMING NO
                         EACH PERIOD    REDEMPTION     PERIOD     REDEMPTION
==============================================================================
1 Year/1/  $      645   $         702   $      202   $      302  $         202
------------------------------------------------------------------------------
3 Years           920             926          626          626            626
------------------------------------------------------------------------------
5 Years         1,216           1,277        1,077        1,077          1,077
------------------------------------------------------------------------------
10 Years        2,055           2,159        2,159        2,326          2,326
------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:
     Class A                                  $  655
     Class B (with redemption)                $  703
     Class B (without redemption)             $  203
     Class C (with redemption)                $  303
     Class C (without redemption)             $  203

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

O N E  G R O U P (R)
--------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Diversified Mid Cap Fund

What is the goal of the Fund?
The Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

What are the Fund's main investment strategies?

The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment. The Fund looks for companies of this size with strong potential, attractive valuation, growing market share and a sustainable competitive advantage In choosing mid cap securities, the Fund invests in both value- and growth-oriented companies. For more information about the Diversified Mid Cap Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------
Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Diversified Mid Cap Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]

1993    1994    1995    1996    1997    1998     1999    2000    2001    2002
-----   -----   -----   -----   -----   ------   -----   -----   ------  ------
24.04%  -3.26%  19.74%  24.93%  27.58%    4.28%  10.30%  20.09%   -4.81% -18.10%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 17.13%. The above-quoted performance data includes the performance of a common trust fund, the predecessor to the Pegasus Mid Cap Opportunity Fund, and the Pegasus Mid Cap Opportunity Fund for the period prior to the consolidation with the One Group Diversified Mid Cap Fund on March 22, 1999. The predecessor to the Pegasus Mid Cap Opportunity Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Mid Cap Opportunity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


================================================================================
Best Quarter: 22.63%    4Q1998      Worst Quarter: -20.72%    3Q1998
================================================================================

FUND SUMMARY

Diversified Mid Cap Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/
=======================================================================================================
                                             INCEPTION                                      PERFORMANCE
                                              DATE OF                                          SINCE
                                               CLASS      1 YEAR     5 YEARS   10 YEARS       12/31/83
-------------------------------------------------------------------------------------------------------
Class A                                       5/1/92
   Return Before Taxes                                     -22.40%      0.42%      8.86%          11.02%
   Return After Taxes on Distributions                     -22.41%     -1.87%      6.71%           9.76%
   Return After Taxes on Distributions and
    Sale of Fund Shares                                    -13.76%      0.12%      6.95%           9.50%
-------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                 9/23/96      -22.83%      0.67%      8.65%/3/       10.57%/3/
-------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                 3/22/99      -19.57%      0.77%      8.58%          10.53%
-------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index/2/
(no deduction for fees, expenses or taxes)                 -14.51%      6.41%     11.96%          14.27%
-------------------------------------------------------------------------------------------------------

<F1>
/1/ The above-quoted performance data includes the performance of a common trust fund (inception 12/31/83), the predecessor to the Pegasus Mid Cap Opportunity Fund, and the Pegasus Mid Cap Opportunity Fund for the period prior to the consolidation with the One Group Diversified Mid Cap Fund on March 22, 1999. The predecessor to the Pegasus Mid Cap Opportunity Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Mid Cap Opportunity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
<F2>
/2/ The S&P MidCap 400 Index is an unmanaged index generally representative of the performance of the mid-size company segment of the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
<F3>
/3/ Class B shares automaticaly convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

O N E  G R O U P (R)
-------------------

FUND SUMMARY

Diversified Mid Cap Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
=========================================================================================
(fees paid directly from your investment)/1/          CLASS A       CLASS B      CLASS C
=========================================================================================
Maximum Sales Charge (Load) Imposed on Purchases          5.25%         NONE         NONE
-----------------------------------------------------------------------------------------
   (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                      NONE/2/       5.00%        1.00%
-----------------------------------------------------------------------------------------
   (as a percentage of original purchase price or
   redemption proceeds, as applicable)
Redemption Fee                                            NONE          NONE         NONE
-----------------------------------------------------------------------------------------
Exchange Fee                                              NONE          NONE         NONE
-----------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
=========================================================================================
(expenses that are deducted from Fund assets)         CLASS A       CLASS B      CLASS C
=========================================================================================
Investment Advisory Fees/3/                                .74%          .74%         .74%
-----------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                 .35%         1.00%        1.00%
-----------------------------------------------------------------------------------------
Other Expenses                                             .24%          .24%         .24%
-----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.33%         1.98%        1.98%
-----------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/                (.10%)        NONE         NONE
-----------------------------------------------------------------------------------------
Net Expenses                                              1.23%         1.98%        1.98%
-----------------------------------------------------------------------------------------

<F1>
/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing
     Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.
<F2>
/2/  Except for purchases of $1 million or more. Please see "Sales Charges."
<F3>
/3/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Goup Mutual Funds".
<F4>
/4/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                    CLASS A    CLASS B/2/   CLASS B/2/     CLASS C      CLASS C

                                ASSUMING                  ASSUMING
                               REDEMPTION                REDEMPTION
                               AT THE END    ASSUMING    AT THE END    ASSUMING
                                 OF EACH        NO        OF EACH         NO
                                 PERIOD     REDEMPTION     PERIOD     REDEMPTION
================================================================================
1 Year/1/         $      644   $      701   $      201   $      301   $      201
--------------------------------------------------------------------------------
3 Years                  915          921          621          621          621
--------------------------------------------------------------------------------
5 Years                1,206        1,268        1,068        1,068        1,068
--------------------------------------------------------------------------------
10 Years               2,034        2,139        2,139        2,306        2,306
--------------------------------------------------------------------------------
/1/ Without contractual fee waivers, 1 Year expenses for Class A shares would be $653

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 .Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Large Cap Growth Fund

What is the goal of the Fund?
The Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

What are the Fund's main investment strategies?

The Fund invests mainly in equity securities of large, well-established companies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. Typically, the Fund invests in companies with a history of above-average growth or companies expected to enter periods of above-average growth. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-sales and price-to-cash flows as compared to their peers and their expected and historic growth rates. Stocks are sold based upon price considerations or when deteriorating fundamentals are expected to be long-term in nature. For more information about the Large Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------
Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

O N E  G R O U P (R)
--------------------

FUND SUMMARY

Large Cap Growth Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]

1993   1994    1995    1996    1997    1998    1999    2000     2001     2002
-----  -----   -----   -----   -----   -----   -----   ------   ------   ------
13.51%  6.18%  26.43%  16.87%  32.31%  44.33%  27.49%  -24.20%  -20.57%  -28.58%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 16.29%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.


================================================================================
Best Quarter: 24.37%  4Q1998          Worst Quarter: -19.80% 4Q2000
================================================================================

FUND SUMMARY

Large Cap Growth Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/
==============================================================================================================
                                              INCEPTION                                            PERFORMANCE
                                               DATE OF                                                SINCE
                                                CLASS       1 YEAR       5 YEARS     10 YEARS        2/28/92
--------------------------------------------------------------------------------------------------------------
Class A                                       2/22/94
   Return Before Taxes                                        -32.35%       -5.60%        5.82%           5.91%
   Return After Taxes on Distributions                        -32.35%       -6.66%        4.40%           4.52%
   Return After Taxes on Distributions
    and Sale of Fund Shares                                   -19.86%       -3.83%        4.95%           5.00%
--------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                 1/14/94         -32.65%       -5.56%        5.66%/3/        5.69%/3/
--------------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                 11/4/97         -29.80%       -5.24%        5.58%           5.59%
--------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index/2/
(no deduction for fees, expenses or taxes)                    -27.88%       -3.84%        6.71            3.61%
--------------------------------------------------------------------------------------------------------------

<F1>
/1/ Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
<F2>
/2/ The Russell 1000 Growth Index is an unmanaged index representing the performance of those Russell 1000 companies with higher price -to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
<F3>
/3/ Class B shares automaticaly convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" column represents a combination of Class A and Class B operating expenses.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

O N E  G R O U P (R)
--------------------

FUND SUMMARY

Large Cap Growth Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
=========================================================================================
(fees paid directly from your investment)/1/           CLASS A       CLASS B      CLASS C
=========================================================================================
Maximum Sales Charge (Load) Imposed on Purchases          5.25%         NONE         NONE
-----------------------------------------------------------------------------------------
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                      NONE/2/       5.00%        1.00%
-----------------------------------------------------------------------------------------
   (as a percentage of original purchase price or
   redemption proceeds, as applicable)

Redemption Fee                                            NONE          NONE         NONE
-----------------------------------------------------------------------------------------
Exchange Fee                                              NONE          NONE         NONE
-----------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
=========================================================================================
(expenses that are deducted from Fund assets)          CLASS A       CLASS B      CLASS C
=========================================================================================
Investment Advisory Fees/3/                                .73%          .73%         .73%
-----------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                 .35%         1.00%        1.00%
-----------------------------------------------------------------------------------------
Other Expenses                                             .40%          .40%         .40%
-----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.48%         2.13%        2.13%
-----------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/                (.24%)        (.14%)       (.14%)
-----------------------------------------------------------------------------------------
Net Expenses                                              1.24%         1.99%        1.99%
-----------------------------------------------------------------------------------------

<F1>
/1/  If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees applicable. by the Shareholder Servicing
     Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.
<F2>
/2/  Except for purchases of $1 million or more. Please see "Sales Charges."
<F3>
/3/  The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels.
     Please see "Management of One Group Mutual Funds".
<F4>
/4/  The Distributor has contractually agreed to limit its distribution fees to
     .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the
     Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.24% for Class A shares, to 1.99% for Class B shares and to 1.99% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                    CLASS A    CLASS B/2/   CLASS B/2/     CLASS C      CLASS C

                                ASSUMING                  ASSUMING
                               REDEMPTION                REDEMPTION
                               AT THE END    ASSUMING    AT THE END    ASSUMING
                                 OF EACH        NO        OF EACH         NO
                                 PERIOD     REDEMPTION     PERIOD     REDEMPTION
================================================================================
1 Year/1/         $      645   $      702   $      202   $      302   $      202
--------------------------------------------------------------------------------
3 Years                  946          954          654          654          654
--------------------------------------------------------------------------------
5 Years                1,269        1,331        1,131        1,131        1,131
--------------------------------------------------------------------------------
10 Years               2,181        2,286        2,286        2,451        2,451
--------------------------------------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

Class A                              $   668
Class B (with redemption)            $   716
Class B (no redemption)              $   216
Class C (with redemption)            $   316
Class C (no redemption)              $   216

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Large Cap Value Fund

What is the goal of the Fund?
The Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.

What are the Fund's main investment strategies?

The Fund invests mainly in equity securities of large companies with market capitalizations in excess of $4 billion at the time of investment .In reviewing investment opportunities, Banc One Investment Advisors uses a value-oriented approach. Companies are mainly selected based upon such valuation characteristics as price-to-earnings, price-to-book, and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies based on private market value balance sheet strength management depth and quality, market and industry position, normalized return on capital and the company's business model. The Fund also may invest in the stock of companies which have "breakup values" well in excess of current market values or which have uniquely undervalued corporate assets. Banc One Investment Advisors also gives some consideration to a value company's opportunity for growth in earnings, book value and cash flows. Stocks are sold based on price considerations or when other stocks present better opportunities. For more information about the Large Cap Value Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN  RISKS
-----------
Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

O N E  G R O U P (R)
--------------------

FUND SUMMARY

Large Cap Value Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]

1993   1994   1995   1996   1997   1998   1999   2000   2001    2002
-----  -----  -----  -----  -----  -----  -----  -----  ------  ------
 4.93%  1.06% 24.29% 19.60% 26.08% 14.03% 11.59%  5.62% -13.21% -22.85%


/1/ For the period from January 1, 2003, through September 30, 2003 , the Fund's total return was 14.17%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.



================================================================================
Best Quarter: 15.45%  4Q1998   Worst Quarter: -20.78% 3Q2002
================================================================================

FUND SUMMARY

Large Cap Value Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns Through December 31, 2002/1/
==============================================================================================================
                                              INCEPTION                                            PERFORMANCE
                                               DATE OF                                                SINCE
                                                CLASS       1 YEAR       5 YEARS     10 YEARS         3/1/91
--------------------------------------------------------------------------------------------------------------
Class A                                       2/18/92
   Return Before Taxes                                        -26.88%       -3.13%         5.36%          6.36%
   Return After Taxes on Distributions                        -27.07%       -4.24%         3.25%          4.38%
   Return After Taxes on Distributions and
    Sale of Fund Shares                                       -16.50%       -2.54%         3.60%          4.51%
--------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                 1/14/94         -27.31%       -3.17%         5.26%/4/       6.11%/4/
--------------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                 3/22/99         -24.20%       -2.85%         5.10%          5.98%
--------------------------------------------------------------------------------------------------------------
S&P 500/BARRA Value Index/2/
(no deduction for fees, expenses or taxes)                    -20.85%       -0.85%         9.39%          9.66%
--------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index/3/
(no deduction for fees, expenses or taxes)                    -15.52%         1.16%       10.81%         11.30%
--------------------------------------------------------------------------------------------------------------

<F1>
/1/ Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
<F2>
/2/ The S&P 500/BARRA Value Index is an unmanaged index representing the performance of the lowest price-to-book securities in the S&P 500 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
<F3>
/3/ The Russell 1000 Value Index is an unmanaged index representing the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares. The benchmark index for the Large Cap Value Fund will change from the S&P 500/BARRA Value Index to the Russell 1000 Value Index effective January 1, 2004 in order to better represent the investment policies for comparison purposes.
<F4>
/4/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

O N E  G R O U P (R)
--------------------

FUND SUMMARY

Large Cap Value Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
=========================================================================================
(fees paid directly from your investment)/1/           CLASS A       CLASS B      CLASS C
=========================================================================================
Maximum Sales Charge (Load) Imposed on Purchases          5.25%         NONE         NONE
-----------------------------------------------------------------------------------------
   (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                      NONE/2/       5.00%        1.00%
-----------------------------------------------------------------------------------------
   (as a percentage of original purchase price or
   redemption proceeds, as applicable)
Redemption Fee                                            NONE          NONE         NONE
-----------------------------------------------------------------------------------------
Exchange Fee                                              NONE          NONE         NONE
-----------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
=========================================================================================
(expenses that are deducted from Fund assets)          CLASS A       CLASS B      CLASS C
=========================================================================================
Investment Advisory Fees/3/                                .74%          .74%         .74%
-----------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                 .35%         1.00%        1.00%
-----------------------------------------------------------------------------------------
Other Expenses                                             .24%          .24%         .24%
-----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.33%         1.98%        1.98%
-----------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement4                  (.10%)        NONE         NONE
-----------------------------------------------------------------------------------------
Net Expenses                                              1.23%         1.98%        1.98%
-----------------------------------------------------------------------------------------

<F1>
/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable
<F2>
/2/  Except for purchases of $1 million or more. Please see "Sales Charges."
<F3>
/3/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".
<F4>
/4/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                    CLASS A    CLASS B/2/   CLASS B/2/     CLASS C      CLASS C

                                ASSUMING                  ASSUMING
                               REDEMPTION                REDEMPTION
                               AT THE END    ASSUMING    AT THE END    ASSUMING
                                 OF EACH        NO        OF EACH         NO
                                 PERIOD     REDEMPTION     PERIOD     REDEMPTION
================================================================================
1 Year/1/         $      644   $      701   $      201   $      301   $      201
--------------------------------------------------------------------------------
3 Years                  915          921          621          621          621
--------------------------------------------------------------------------------
5 Years                1,206        1,268        1,068        1,068        1,068
--------------------------------------------------------------------------------
10 Years               2,034        2,139        2,139        2,306        2,306
--------------------------------------------------------------------------------
/1/ Without contractual fee waivers, 1 Year expenses for Class A shares would be $653.
/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Equity Income Fund

What is the goal of the Fund?
The Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

What are the Fund's main investment strategies?

The Fund attempts to keep its dividend yield above the Standard & Poor's 500 Composite Price Index ("S&P 500 Index")/1/ by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. As part of its main investment strategy, the Fund may invest in convertible bonds and REITs. Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what Banc One Investment Advisors believes to be their long-term investment value. For more information about the Equity Income Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


/1/ "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

What is a REIT?
A REIT or a real estate investment trust is a pooled investment vehicle, which invests in income-producing real estate or real estate loans. REITs are classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs mainly invest directly in real estate and obtain income from collecting rent. Mortgage REITs invest in mortgages and obtain income from collecting interest payments on the mortgages. REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------
Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Yield. Because of the Fund's emphasis on yield, the Fund may purchase stocks of companies that are out of favor with the financial community. These stocks may have less of a chance for capital appreciation than securities of companies that are

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Equity Income Fund

Considered to be more attractive investments. In addition, there can be no assurance that a company will continue to pay dividends.


Real Estate Securities. The Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding. extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market.


REIT Risk. In addition to the risks facing real estate securities, the Fund's investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]

1993   1994   1995   1996   1997   1998   1999   2000   2001   2002
-----  -----  -----  -----  -----  -----  -----  -----  -----  ------
11.02%  0.81% 34.49% 16.45% 32.17% 16.76%  0.09%  6.89% -7.08% -18.43%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 10.55%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.



================================================================================
Best Quarter: 16.60%  2Q1997     Worst Quarter: -17.00% 3Q2002
================================================================================

FUND SUMMARY

Equity Income Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/
================================================================================================================
                                              INCEPTION                                             PERFORMANCE
                                               DATE OF                                                 SINCE
                                                CLASS       1 YEAR       5 YEARS     10 YEARS          7/2/87
----------------------------------------------------------------------------------------------------------------
Class A                                       2/18/92
   Return Before Taxes                                        -22.73%       -2.15%         7.59%            7.88%
   Return After Taxes on Distributions                        -23.63%       -3.84%         5.65%            6.17%
   Return After Taxes on Distributions
    and Sale of Fund Shares                                   -13.46%       -1.69%         5.94%            6.21%
----------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                 1/14/94         -22.95%       -2.06%         7.49%/3/         7.45%/3/
----------------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                 11/4/97         -19.78%       -1.78%         7.42%            7.41%
----------------------------------------------------------------------------------------------------------------
S&P 500 Index/2/
(no deduction for fees, expenses or taxes)                    -22.10%       -.059%         9.34%            9.73%
----------------------------------------------------------------------------------------------------------------

<F1>
/1/ Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
<F2>
/2/ The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
<F3>
/3/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Equity Income Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
=========================================================================================
(fees paid directly from your investment)/1/          CLASS A       CLASS B      CLASS C
=========================================================================================
Maximum Sales Charge (Load) Imposed on Purchases          5.25%         NONE         NONE
-----------------------------------------------------------------------------------------
   (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                      NONE/2/       5.00%        1.00%
-----------------------------------------------------------------------------------------
   (as a percentage of original purchase price or
   redemption proceeds, as applicable)
Redemption Fee                                            NONE          NONE         NONE
-----------------------------------------------------------------------------------------
Exchange Fee                                              NONE          NONE         NONE
=========================================================================================

ANNUAL FUND OPERATING EXPENSES
=========================================================================================
(expenses that are deducted from Fund assets)         CLASS A       CLASS B      CLASS C
=========================================================================================
Investment Advisory Fees/3/                                .74%          .74%         .74%
-----------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                 .35%         1.00%        1.00%
-----------------------------------------------------------------------------------------
Other Expenses                                             .28%          .28%         .28%
-----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.37%         2.02%        2.02%
-----------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/                (.13%)        (.03%)       (.03%)
-----------------------------------------------------------------------------------------
Net Expenses                                              1.24%         1.99%        1.99%
=========================================================================================

<F1>
/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees. by he Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable
<F2>
/2/  Except for purchases of $1 million or more. Please see "Sales Charges."
<F3>
/3/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".
<F4>
/4/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.24% for Class A shares, to 1.99% for Class B shares and to 1.99% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                    CLASS A    CLASS B/2/   CLASS B/2/     CLASS C      CLASS C

                                ASSUMING                  ASSUMING
                               REDEMPTION                REDEMPTION
                               AT THE END    ASSUMING    AT THE END    ASSUMING
                                 OF EACH        NO        OF EACH         NO
                                 PERIOD     REDEMPTION     PERIOD     REDEMPTION
================================================================================
1 Year/1/         $      645   $      702   $      202   $      302   $      202
--------------------------------------------------------------------------------
3 Years                  924          931          631          631          631
--------------------------------------------------------------------------------
5 Years                1,224        1,285        1,085        1,085        1,085
--------------------------------------------------------------------------------
10 Years               2,074        2,179        2,179        2,346        2,346
--------------------------------------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

Class A                              $   657
Class B (with redemption)            $   705
Class B (no redemption)              $   205
Class C (with redemption)            $   305
Class C (no redemption)              $   205

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Diversified Equity Fund

What is the goal of the Fund?
The Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

What are the Fund's main investment strategies?

The Fund invests mainly in common stocks of companies that have good fundamentals and reasonable valuations with the potential for continued earnings growth over time. The Fund uses a multi-style approach, meaning that it may invest across different capitalization levels targeting both value- and growth-oriented companies as well as blended companies which have both value and growth characteristics.For more information about the Diversified Equity Fund's investment strategies, please read For more "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------
Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Diversified Equity Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]

1993  1994   1995   1996   1997   1998   1999   2000   2001    2002
----  -----  -----  -----  -----  -----  -----  -----  ------  ------
7.33% -3.64% 27.54% 21.42% 34.53% 27.96% 13.51% -4.40% -11.23% -24.30


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 12.89%. The above-quoted performance data includes the performance of the Paragon Value Equity Income Fund for the period before its consolidation with the One Group Diversified Equity Fund on March 26, 1996.



================================================================================
Best Quarter: 21.43%  4Q1998    Worst Quarter: -17.55% 3Q2002
================================================================================

FUND SUMMARY

Diversified Equity Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.


Average Annual Total Returns through December 31, 2002/1/
================================================================================================================
                                              INCEPTION                                             PERFORMANCE
                                               DATE OF                                                 SINCE
                                                CLASS       1 YEAR       5 YEARS     10 YEARS         12/29/89
----------------------------------------------------------------------------------------------------------------
Class A                                       12/29/89
   Return Before Taxes                                        -28.29%       -2.43%         6.66%            8.97%
   Return After Taxes on Distributions                        -28.39%       -3.16%         4.03%            6.71%
   Return After Taxes on Distributions and
    Sale of Fund Shares                                       -17.37%       -1.90%         4.33%            6.60%
----------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                  9/9/94         -28.61%       -2.45%         6.49%/3/         8.68%/3/
----------------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                 11/4/97         -25.58%       -2.05%         6.52%            8.70%
----------------------------------------------------------------------------------------------------------------
S&P 500 Index/2/
(no deduction for fees, expenses or taxes)                    -22.10%       -0.59%         9.34%            9.68%
----------------------------------------------------------------------------------------------------------------

<F1>
/1/ The above-quoted performance data includes the performance of the Paragon Value Equity Income Fund for the period before its consolidation with the One Group Diversified Equity Fund on March 26, 1996. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class A, the original class offered. All prior class performance has been adjusted to reflect the difference in expenses and sales charges between the classes.
<F2>
/2/ The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
<F3>
/3/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Diversified Equity Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
=========================================================================================
(fees paid directly from your investment)/1/          CLASS A       CLASS B      CLASS C
=========================================================================================

Maximum Sales Charge (Load) Imposed on Purchases          5.25%         NONE         NONE
-----------------------------------------------------------------------------------------
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                      NONE/2/       5.00%        1.00%
-----------------------------------------------------------------------------------------
   (as a percentage of original purchase price or
   redemption proceeds, as applicable)

Redemption Fee                                            NONE          NONE         NONE
-----------------------------------------------------------------------------------------
Exchange Fee                                              NONE          NONE         NONE
-----------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
=========================================================================================
(expenses that are deducted from Fund assets)         CLASS A        CLASS B      CLASS C
=========================================================================================
Investment Advisory Fees/3/                               .74%           .74%         .74%
-----------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                .35%          1.00%        1.00%
-----------------------------------------------------------------------------------------
Other Expenses                                            .25%           .25%         .25%
-----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     1.34%          1.99%        1.99%
-----------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/                .10%)         NONE         NONE
-----------------------------------------------------------------------------------------
Net Expenses                                             1.24%          1.99%        1.99%
-----------------------------------------------------------------------------------------

<F1>
/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees. by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable
<F2>
/2/  Except for purchases of $1 million or more. Please see "Sales Charges."
<F3>
/3/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".
<F4>
/4/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                    CLASS A    CLASS B/2/   CLASS B/2/     CLASS C      CLASS C

                                ASSUMING                  ASSUMING
                               REDEMPTION                REDEMPTION
                               AT THE END    ASSUMING    AT THE END    ASSUMING
                                 OF EACH        NO        OF EACH         NO
                                 PERIOD     REDEMPTION     PERIOD     REDEMPTION
================================================================================
1 Year/1/         $      645   $      702   $      202   $      302   $      202
--------------------------------------------------------------------------------
3 Years                  918          924          624          624          624
--------------------------------------------------------------------------------
5 Years                1,211        1,273        1,073        1,073        1,073
--------------------------------------------------------------------------------
10 Years               2,045        2,149        2,149        2,317        2,317
--------------------------------------------------------------------------------
/1/ Without contractual fee waivers, 1 Year expenses for Class A shares would be $654.
/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Balanced Fund

What is the goal of the Fund?
The Fund seeks to provide total return while preserving capital.

What are the Fund's main investment strategies?
The Fund invests in a combination of stocks (including both growth and value securities), fixed income securities and money market instruments. Banc One Investment Advisors will regularly review the Fund's asset allocations and vary them over time to favor investments that it believes will provide the most favorable total return. In making asset allocation decisions, Banc One Investment Advisors will evaluate projections of risk, market and economic conditions, volatility, yields and expected returns. Because the Fund seeks total return over the long term, Banc One Investment Advisors will not attempt to time the market. Rather, asset allocation shifts will be made gradually over time. For more information about the Balanced Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------
Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk. In connection with the Fund's fixed income strategy, the Fund invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to

FUND SUMMARY

Balanced Fund

O N E  G R O U P (R)
--------------------

greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Prepayment and Call Risk. As part of its fixed income investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/-- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]

1994   1995   1996   1997   1998   1999   2000   2001   2002
-----  -----  -----  -----  -----  -----  -----  -----  ------
-3.23% 24.72% 12.39% 22.26% 19.46%  7.38%  1.28% -3.81% -12.17%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 9.83%.

================================================================================
Best Quarter: 12.36%  4Q1998     Worst Quarter: -9.18%  3Q2002
================================================================================

FUND SUMMARY

Balanced Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1,2/

==========================================================================
                                                              PERFORMANCE
                             INCEPTION                           SINCE
                           DATE OF CLASS   1 YEAR   5 YEARS      4/2/93
--------------------------------------------------------------------------
Class A                        4/2/93
   Return Before Taxes                     -16.78%     0.78%          6.29%
   Return After Taxes on
    Distributions                          -17.55%    -0.68%          4.32%
   Return After Taxes on
    Distributions and
    Sale of Fund Shares                    -10.28%     0.14%          4.35%
--------------------------------------------------------------------------
Class B - Return Before
 Taxes                        1/14/94      -17.08%     0.78%          6.18%/6/
--------------------------------------------------------------------------
Class C - Return Before
 Taxes                        5/30/00      -13.67%     1.10%          6.10%
--------------------------------------------------------------------------
S&P 500 Index/3/
(no deduction for fees,
 expenses or taxes)                        -22.10%    -0.59%          9.12%
--------------------------------------------------------------------------
Lehman Brothers
 Intermediate Government
 /Credit Bond Index/4/
(no deduction for fees,
  expenses or taxes)                         9.84%     7.48%          6.84%
--------------------------------------------------------------------------
Lipper Balanced Funds
 Index/5/
(no deduction for sales
 charges or taxes)                         -10.69%     2.10%          7.22%
--------------------------------------------------------------------------
/1/ The table above compares the average annual return of the Fund, which holds a mix of stocks, bonds and other debt securities, to an unmanaged, broad-based index (i.e. the S&P 500 Index) as well as supplemental indices for the period indicated.

/2/ Historical performance shown for Classes B and C prior to their inception is based on the performance of Class A, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/3/ The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

/4/ The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of U.S. government agency and Treasury securities and investment grade corporate bonds. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

/5/ The Lipper Balanced Funds Index is an index of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such investment management fees. These expenses are not identical to the expenses charged by the Fund.

/6/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "performance since" column represents a combination of Class A and Class B operating expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

O N E  G R O U P (R)
---------------------

FUND SUMMARY

Balanced Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
==============================================================================
(fees paid directly from your investment)/1/       CLASS A   CLASS B   CLASS C
==============================================================================
Maximum Sales Charge (Load) Imposed on Purchases      5.25%    NONE      NONE
------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)               NONE/2/      5.00%     1.00%
------------------------------------------------------------------------------
 (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                       NONE      NONE      NONE
------------------------------------------------------------------------------
Exchange Fee                                         NONE      NONE      NONE
==============================================================================

ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)      CLASS A   CLASS B   CLASS C
==============================================================================
Investment Advisory Fees                               .65%      .65%      .65%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees             .35%     1.00%     1.00%
------------------------------------------------------------------------------
Other Expenses                                         .39%      .39%      .39%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                  1.39%     2.04%     2.04%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/            (.25%)    (.15%)    (.15%)
------------------------------------------------------------------------------
Net Expenses                                          1.14%     1.89%     1.89%
==============================================================================

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.14% for Class A shares, to 1.89% for Class B shares and to 1.89% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                    CLASS A    CLASS B/2/   CLASS B/2/    CLASS C       CLASS C

                                ASSUMING                  ASSUMING
                               REDEMPTION                REDEMPTION
                               AT THE END    ASSUMING    AT THE END    ASSUMING
                                 OF EACH        NO        OF EACH         NO
                                 PERIOD     REDEMPTION     PERIOD     REDEMPTION
================================================================================
1 Year/1/           $   635    $      692   $      192   $      292    $     192
--------------------------------------------------------------------------------
3 Years                 919           925          625          625          625
--------------------------------------------------------------------------------
5 Years               1,223         1,284        1,084        1,084        1,084
--------------------------------------------------------------------------------
10 Years              2,085         2,190        2,190        2,357        2,357
--------------------------------------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

Class A                        $      659
Class B (with redemption)      $      707
Class B (no redemption)        $      207
Class C (with redemption)      $      307
Class C (no redemption)        $      207

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E G R O U P (R)
------------------

Equity Index Fund

What is the goal of the Fund?
The Fund seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")./1/

/1/ "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

What are the Fund's main investment strategies?

The Fund invests mainly in stocks included in the S&P 500 Index. The Fund also may invest in stock index futures and other equity derivatives. Banc One Investment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund's expenses. For more information about the Equity Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN  RISKS
-----------
Index Investing. The Fund attempts to track the performance of the S&P 500 Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

O N E  G R O U P (R)
--------------------

FUND SUMMARY

Equity Index Fund

How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]

1993   1994   1995    1996    1997    1998    1999    2000   2001     2002
----   ----   -----   -----   -----   -----   -----   -----  ------   ------
9.10%  0.76%  36.66%  22.18%  32.69%  27.93%  20.26%  -9.53% -12.39%  -22.48%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 14.19%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.


================================================================================
Best Quarter: 21.23%      4Q1998       Worst Quarter: -17.40%    3Q2002
================================================================================



The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.


Average Annual Total Returns through December 31, 2002/1/
============================================================================
                        INCEPTION                                PERFORMANCE
                         DATE OF                                    SINCE
                          CLASS    1 YEAR  5 YEARS   10 YEARS      7/2/91
----------------------------------------------------------------------------
Class A                  2/18/92
   Return Before Taxes             -26.55%   -2.18%      8.11%          8.79%
   Return After Taxes
    on Distributions               -26.85%   -2.70%      7.14%          7.81%
   Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                         -16.29%   -1.81%      6.42%          7.04%
----------------------------------------------------------------------------
Class B - Return
 Before Taxes             1/14/94  -26.88%   -2.23%      7.97%/3/       8.59%/3/
----------------------------------------------------------------------------
Class C - Return
 Before Taxes             11/4/97  -23.84%   -1.81%      7.90%          8.54%
----------------------------------------------------------------------------
S&P 500 Index/2/
(no deduction for fees,
 expenses or taxes)                -22.10%   -0.59%      9.34%         10.03%
----------------------------------------------------------------------------
/1/ Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the difference in expenses and sales charges between classes.

/2/ The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

/3/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

Equity Index Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
==============================================================================
(fees paid directly from your investment)/1/       CLASS A   CLASS B   CLASS C
==============================================================================
Maximum Sales Charge (Load) Imposed on Purchases      5.25%    NONE      NONE
------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)               NONE/2/      5.00%     1.00%
------------------------------------------------------------------------------
 (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                       NONE      NONE      NONE
------------------------------------------------------------------------------
Exchange Fee                                         NONE      NONE      NONE
==============================================================================

ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)      CLASS A   CLASS B   CLASS C
==============================================================================
Investment Advisory Fees                               .30%      .30%      .30%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees             .35%     1.00%     1.00%
------------------------------------------------------------------------------
Other Expenses                                         .30%      .30%      .30%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                   .95%     1.60%     1.60%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/            (.35%)    (.25%)    (.25%)
------------------------------------------------------------------------------
Net Expenses                                           .60%     1.35%     1.35%
==============================================================================

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .60% for Class A shares, to 1.35% for Class B shares and to 1.35% for Class C shares for the same time period.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                    CLASS A    CLASS B/2/   CLASS B/2/     CLASS C     CLASS C

                                ASSUMING     ASSUMING     ASSUMING     ASSUMING
                               REDEMPTION       NO       REDEMPTION       NO
                               AT THE END   REDEMPTION   AT THE END   REDEMPTION
                                OF EACH                   OF EACH
                                 PERIOD                    PERIOD
================================================================================
1 Year/1/           $   583    $      637   $      137   $      237   $      137
--------------------------------------------------------------------------------
3 Years                 779           781          481          481          481
--------------------------------------------------------------------------------
5 Years                 991         1,047          847          847          847
--------------------------------------------------------------------------------
10 Years              1,600         1,705        1,705        1,879        1,879
--------------------------------------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

Class A                        $      617
Class B (with redemption)      $      663
Class B (no redemption)        $      163
Class C (with redemption)      $      263
Class C (no redemption)        $      163

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

O N E  G R O U P (R)
--------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Market Expansion Index Fund

What is the goal of the Fund?
The Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600") and the Standard & Poor's MidCap 400 Index ("S&P MidCap 400")./1/

/1/ "S&P SmallCap 600" and "S&P MidCap 400" are registered service marks of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

What are the Fund's main investment strategies?
The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indices. Because the Fund uses an enhanced index strategy, not all of the stocks in the indices are included in Fund and the Fund's position in an individual stock may be overweighted or underweighted when compared to the indices. Nonetheless the Fund, under normal circumstances, will hold 880% or more 0f the stocks, in the combined indices in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indices of at least 0.95, without taking into account the Fund's expenses. For more information about the Market Expansion Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN  RISKS
-----------
Index Investing. The Fund attempts to track the performance of the S&P SmallCap 600 Index and the S&P MidCap 400 Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning

FUND SUMMARY

Market Expansion Index Fund

that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]
1999    2000    2001    2002
-----   -----   -----   ------
11.27%  13.85%   1.29%  -14.94%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 20.21%.



================================================================================
Best Quarter: 17.91%       4Q2001            Worst Quarter: -17.70%     3Q2002
================================================================================

FUND SUMMARY

Market Expansion Index Fund

O N E  G R O U P (R)
--------------------


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/
============================================================================
                        INCEPTION                                PERFORMANCE
                         DATE OF                                    SINCE
                          CLASS    1 YEAR  5 YEARS   10 YEARS      7/31/98
----------------------------------------------------------------------------
Class A                   7/31/98
   Return Before Taxes             -19.38%    NA        NA              2.94%
   Return After Taxes
    on Distributions               -19.46%    NA        NA              0.63%
   Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                         -11.86%    NA        NA              2.15%
----------------------------------------------------------------------------
Class B - Return
 Before Taxes             7/31/98  -19.78%    NA        NA              3.46%
----------------------------------------------------------------------------
Class C - Return
 Before Taxes             3/22/99  -16.42%    NA        NA              3.39%
----------------------------------------------------------------------------
S&P 1000 Index/2/
(no deduction for fees,
 expenses or taxes)                -14.54%    NA        NA              5.46%
----------------------------------------------------------------------------

/1/ The above-quoted performance data includes the performance of the Pegasus Market Expansion Index Fund before it consolidated with the One Group Market Expansion Index Fund on March 22, 1999. Historical performance shown for Class C prior to its inception is based on the performance of Class B, the original class offered.

/2/ The S&P 1000 Index is an unmanaged index generally representative of the performance of small and mid-size companies in the U.S. stock market. The S&P 1000 Index is a combination of the S&P MidCap 400 Index and the S&P SmallCap 600 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

Market Expansion Index Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
==============================================================================
(fees paid directly from your investment)/1/       CLASS A   CLASS B   CLASS C
==============================================================================
Maximum Sales Charge (Load) Imposed on Purchases      5.25%    NONE      NONE
------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)               NONE/2/      5.00%     1.00%
------------------------------------------------------------------------------
 (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                       NONE      NONE      NONE
------------------------------------------------------------------------------
Exchange Fee                                         NONE      NONE      NONE
==============================================================================

ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)      CLASS A   CLASS B   CLASS C
==============================================================================
Investment Advisory Fees                               .35%      .35%      .35%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees             .35%     1.00%     1.00%
------------------------------------------------------------------------------
Other Expenses                                         .47%      .47%      .47%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                  1.17%     1.82%     1.82%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/            (.35%)    (.25%)    (.25%)
------------------------------------------------------------------------------
Net Expenses                                           .82%     1.57%     1.57%
==============================================================================

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .82% for Class A shares, to 1.57% for Class B shares and to 1.57% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                    CLASS A    CLASS B/2/   CLASS B/2/     CLASS C     CLASS C

                                ASSUMING     ASSUMING     ASSUMING     ASSUMING
                               REDEMPTION       NO       REDEMPTION       NO
                               AT THE END   REDEMPTION   AT THE END   REDEMPTION
                                 OF EACH                  OF EACH
                                 PERIOD                    PERIOD
================================================================================
1 Year/1/           $   604    $      660   $      160   $      260   $      160
--------------------------------------------------------------------------------
3 Years                 844           848          548          548          548
--------------------------------------------------------------------------------
5 Years               1,103         1,162          962          962          962
--------------------------------------------------------------------------------
10 Years              1,841         1,946        1,946        2,117        2,117
--------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

Class A                        $      638
Class B (with redemption)      $      685
Class B (no redemption)        $      185
Class C (with redemption)      $      285
Class C (no redemption)        $      185

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Health Sciences Fund

What is the goal of the Fund?
The Fund is designed to provide long-term capital appreciation.

What are the Fund's main investment strategies?
The Fund mainly invests in equity securities of companies engaged in the research, development, production or distribution of products and services related to biotechnology, health care or medicine. These companies include biotechnology companies, pharmaceutical companies, medical supply and equipment companies, and companies engaged in medical, diagnostic, or other related research and development. In selecting investments for the Fund, Banc One Investment Advisors will seek to identify companies that are well positioned for growth. In addition, consideration will be given to companies with services that generate cost savings for the healthcare system. Banc One Investment Advisors also selects stocks based on revenue and earnings potential and attractive relative valuations. Although the Fund may invest in companies of any size, the Fund will typically invest in large- and mid-capitalization companies. Stocks will be considered for sale when companies experience a decline in fundamentals or when there is a negative change in the fundamental outlook for the industry in which the company operates or the valuation of the stock. For more information about the Health Sciences Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN  RISKS
-----------
Securities of Health Sciences Companies. The Fund's performance is closely tied to, and affected by, the performance of the industries in the health sciences sector. Health sciences companies are subject to comprehensive government regulation and scrutiny. The activities of health sciences companies may be dependent upon government funding and reimbursements from governmental programs and agencies. Moreover, new products may require regulatory approval. As a result, adverse actions (or market concerns with prospective actions) by governmental entities such as withdrawal of funding, changes in legislation and regulation, or denial or delays in regulatory approvals, may have an adverse impact on the Fund's share price. In addition, the Fund may be adversely impacted by increased competition among health sciences companies, patent infringement, product liability and other litigation, and product obsolescence.

Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent

FUND SUMMARY

Health Sciences Fund

changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund. Finally, emerging companies in the sector in which the Fund invests may not be profitable and may not anticipate earning profits in the foreseeable future.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Non-Diversified. The Fund is considered non-diversified and can invest more of its assets in securities of a single issuer than a "diversified" fund. In addition, the Fund concentrates its investments in a single industry or group of industries in the health sciences sector. Companies in the health sciences sector include companies engaged in the research, development, production, or distribution of products and services related to biotechnology, health care or medicine. For example, biotechnology companies, pharmaceutical companies, medical supply companies, and companies engaged in medical, diagnostic, or other related research and development are all part of the health sciences sector. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the health sciences sector of the economy or individual industries within the health sciences sector.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY

Health Sciences Fund

O N E  G R O U P (R)
--------------------

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund.Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]

 2002
------
-27.08%

/1/ For the period from January 1, 2003, through September 30, 2003,through September 30, 2003, the Fund's total return was 17.31%.



================================================================================
Best Quarter: 2.59% 4Q2002           Worst Quarter: -17.61%      2Q2002
================================================================================



The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/
=======================================================================================================
                                                                   INCEPTION               PERFORMANCE
                                                                 DATE OF CLASS   1 YEAR   SINCE 3/23/01
-------------------------------------------------------------------------------------------------------
Class A                                                             3/23/01
-------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                            -30.90%        -12.36%
   Return After Taxes on Distributions                                            -30.90%        -12.42%
   Return After Taxes on Distributions and Sale of Fund Shares                    -18.97%         -9.80%
-------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                                       3/23/01       -31.43%        -12.44%
-------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                                       3/23/01       -28.56%        -10.47%
-------------------------------------------------------------------------------------------------------
Goldman Sachs Healthcare Index/1/
(no deduction for fees, expenses or taxes)                                        -21.03%         -9.23%
-------------------------------------------------------------------------------------------------------
/1/  The Goldman Sachs Healthcare Index is an unmanaged index generally representative of the performance of the healthcare segment of the U.S.
     stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

Health Sciences Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
==============================================================================
(fees paid directly from your investment)/1/      CLASS A     CLASS B  CLASS C
------------------------------------------------------------ -----------------
Maximum Sales Charge (Load) Imposed on Purchases     5.25%       NONE     NONE
------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                 NONE/2/     5.00%    1.00%
------------------------------------------------------------------------------
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)
Redemption Fee                                       NONE        NONE      NONE
------------------------------------------------------------------------------
Exchange Fee                                         NONE        NONE      NONE
==============================================================================
ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)     CLASS A     CLASS B  CLASS C
==============================================================================
Investment Advisory Fees                              .85%        .85%     .85%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees            .35%       1.00%    1.00%
------------------------------------------------------------------------------
Other Expenses                                       1.29%       1.29%    1.29%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 2.49%       3.14%    3.14%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/           (.89%)      (.79%)   (.79%)
------------------------------------------------------------------------------
Net Expenses                                         1.60%       2.35%    2.35%
==============================================================================
/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable
/2/  Except for purchases of $1 million or more. Please see "Sales Charges."
/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.60% for Class A shares, to 2.35% for Class B shares and to 2.35% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


            CLASS A      CLASS B      CLASS B       CLASS C        CLASS C

                        ASSUMING     ASSUMING NO    ASSUMING     ASSUMING NO
                      REDEMPTION AT  REDEMPTION   REDEMPTION AT   REDEMPTION
                       THE END OF                  THE END OF
                       EACH PERIOD                 EACH PERIOD
============================================================================
1 Year/1/  $     679  $         738  $       238  $         338  $       238
----------------------------------------------------------------------------
3 Years        1,179          1,195          895            895          895
----------------------------------------------------------------------------
5 Years        1,705          1,776        1,576          1,576        1,576
----------------------------------------------------------------------------
10 Years       3,139          3,243        3,243          3,394        3,394
----------------------------------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be as follows:
     Class A                             $    764
     Class B (with redemption)           $    817
     Class B (no redemption)             $    317
     Class C (with redemption)           $    417
     Class C (no redemption)             $    317

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Technology Fund

What is the goal of the Fund?
The Fund is designed to provide long-term capital growth.

What are the Fund's main investment strategies?

The Fund mainly invests in equity securities of companies that have developed, or are expected to develop, products, processes or services that will provide significant technological advances and improvements. This may include, for example, companies that develop, produce or distribute products in the computer hardware, software,electronics, and communications sectors. In selecting investments, the Fund will generally invest in companies that are positioned for accelerated growth or higher earnings. In addition, the Fund also may invest in companies (regardless of size) whose stocks appear to be trading below their true value. For more information about the Technology Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of Investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------
Securities of Technology Companies. The Fund's performance is closely tied to and affected by the technology sector. The stock price of technology companies tends to be more volatile than the stock price of companies in other industries. In addition, the valuation of many technology stocks could be high when considered by such traditional measures of value as price-to-earnings ratios. Competitive pressures also may have a significant effect on the financial condition of technology-sensitive companies. Further, because of the rapid pace of technological development, products and services produced by companies in which the Fund invests may become obsolete or have relatively short product cycles. As a result, the Fund's value and its returns may be considerably more volatile and pose greater risks than the values and returns of other mutual funds that do not focus their investments on companies in the technology sector.

Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund. Finally, emerging companies in the sector in which the Fund invests may not be profitable and may not anticipate earning profits in the foreseeable future.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities

FUND SUMMARY

Technology Fund

may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Non-Diversified. The Fund is considered non-diversified and can invest more of its assets in securities of a single issuer than a "diversified" fund. In addition, the Fund concentrates its investments in a single industry or group of industries in the technology sector. Companies in the technology sector include companies involved in the development of products, processes or services that may provide significant technological advances and improvements. For example, companies that develop or distribute computer hardware and software, electronics and communications devices are in the technology sector. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the technology sector of the economy or individual industries within the technology sector.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Technology Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund.Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

    [CHART]

 2001      2002
------    ------
-23.95%   -37.40%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 27.67%.

================================================================================
Best Quarter: 29.26% 4Q2001          Worst Quarter: -33.28%    3Q2001
================================================================================

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.


Average Annual Total Returns through December 31, 2002/1/
===================================================================================================
                                                               INCEPTION               PERFORMANCE
                                                             DATE OF CLASS   1 YEAR   SINCE 7/28/00
---------------------------------------------------------------------------------------------------
Class A                                                         7/28/00
---------------------------------------------------------------------------------------------------
Return Before Taxes                                                           -40.67%        -38.98%
Return After Taxes on Distributions                                           -40.67%        -38.98%
Return After Taxes on Distributions and Sale of Fund Shares                   -24.97%        -28.62%
---------------------------------------------------------------------------------------------------
Class B - Return Before Taxes 7/28/00                                         -40.96%        -38.88%
---------------------------------------------------------------------------------------------------
Class C - Return Before Taxes 7/28/00                                         -38.59%        -38.11%
---------------------------------------------------------------------------------------------------
Goldman Sachs Technology Index1
(no deduction for fees, expenses or taxes)                                    -40.27%        -42.42%
---------------------------------------------------------------------------------------------------

<F1>
/1/ The Goldman Sachs Technology Index is an unmanaged index generally representative of the performance of the technology segment of the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

Technology Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
=============================================================================
(fees paid directly from your investment)1        CLASS A    CLASS B  CLASS C
=============================================================================
Maximum Sales Charge (Load) Imposed on Purchases     5.25%      NONE     NONE
-----------------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                 NONE/2/    5.00%    1.00%
-----------------------------------------------------------------------------
 (as a percentage of original purchase price
 or redemption proceeds, as applicable)
Redemption Fee                                       NONE       NONE     NONE
-----------------------------------------------------------------------------
Exchange Fee                                         NONE       NONE     NONE
=============================================================================
ANNUAL FUND OPERATING EXPENSES
=============================================================================
(expenses that are deducted from Fund assets)     CLASS A    CLASS B  CLASS C
=============================================================================
Investment Advisory Fees                             1.00%      1.00%    1.00%
-----------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees            .35%      1.00%    1.00%
-----------------------------------------------------------------------------
Other Expenses                                       1.23%      1.23%    1.23%
-----------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 2.58%      3.23%    3.23%
-----------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement3            (1.03%)     (.93%)   (.93%)
-----------------------------------------------------------------------------
Net Expenses                                         1.55%      2.30%    2.30%
=============================================================================

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.55% for Class A shares, to 2.30% for Class B shares and to 2.30% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


            CLASS A    CLASS B/2/    CLASS B/2/     CLASS C         CLASS C

                        ASSUMING     ASSUMING NO   ASSUMING      ASSUMING NO
                      REDEMPTION AT   REDEMPTION  REDEMPTION AT   REDEMPTION
                       THE END OF                  THE END OF
                       EACH PERIOD                 EACH PERIOD
============================================================================
1 Year/1/  $     674  $         733  $       233  $         333  $       233
----------------------------------------------------------------------------
3 Years        1,192          1,208          908            908          908
----------------------------------------------------------------------------
5 Years        1,736          1,808        1,608          1,608        1,608
----------------------------------------------------------------------------
10 Years       3,214          3,318        3,318          3,467        3,467
----------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:
     Class A                              $  772
     Class B (with redemption)            $  826
     Class B (no redemption)              $  326
     Class C (with redemption)            $  426
     Class C (no redemption)              $  326

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

International Equity Index Fund

What is the goal of the Fund?

The Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI EAFE GDP Index./1/


/1/ "MSCI EAFE GDP Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

What are the Fund's main investment strategies?

The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund also may invest in stock index futures. Banc One Investment Advisors attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund's expenses. As part of its investment strategy, the Fund may invest in securities of emerging international markets such as Mexico, Chile and Brazil. Banc One Investment Advisors selects securities of emerging markets that are included in the Morgan Stanley Emerging Market Free Index based on size, risk and the ease of investing in the country's market (e.g., reasonable settlement procedures). Most of the Fund's assets will be denominated in foreign currencies. For more information about the International Equity Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------

Index Investing. The Fund attempts to track the performance of the MSCI EAFE GDP Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the values of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Foreign Securities. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Market Risk. The Fund may invest up to 10% of its net assets in securities of emerging international markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less-established market economies than developed

FUND SUMMARY

International Equity Index Fund

countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
  3.61%  10.09%   6.31%   5.44%  21.63%  33.39%         -18.01% -22.24% -16.52%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 20.64%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.



================================================================================
Best Quarter: 20.41% 4Q1998           Worst Quarter: -19.96%    3Q2002
================================================================================

FUND SUMMARY

International Equity Index Fund

O N E  G R O U P (R)
--------------------

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.


Average Annual Total Returns through December 31,  2002/1/
=========================================================================================================
                                              INCEPTION                                     PERFORMANCE
                                            DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS    SINCE 10/28/92
---------------------------------------------------------------------------------------------------------
Class A                                         4/23/93
   Return Before Taxes                                       -20.90%    -3.97%     3.04%             3.05%
   Return After Taxes on Distributions                       -20.97%    -4.48%     2.48%             2.50%
   Return After Taxes on Distributions and
    Sale of Fund Shares                                      -12.83%    -3.13%     2.39%             2.40%
---------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                   1/14/94      -21.17%    -3.99%     2.86%/3/          2.85%/3/
---------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                   11/4/97      -17.96%    -3.50%     2.97%             2.97%
---------------------------------------------------------------------------------------------------------
MSCI EAFE GDP Index/2/
(no deduction for fees, expenses or taxes)                   -15.90%    -1.77%     5.24%             5.20%
---------------------------------------------------------------------------------------------------------

<F1>
/1/ Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
<F2>
/2/ The MSCI EAFE GDP Index is an unmanaged index generally representative of the performance of international stock markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
<F3>
/3/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" column represents a combination of Class A and Class B operating expenses.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

International Equity Index Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
==========================================================================================
(fees paid directly from your investment)/1/          CLASS A       CLASS B      CLASS C
=========================================================================================
Maximum Sales Charge (Load) Imposed on Purchases          5.25%         NONE         NONE
-----------------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                      NONE/2/       5.00%        1.00%
-----------------------------------------------------------------------------------------
 (as a percentage of original purchase price or
  redemption proceeds, as applicable)

Redemption Fee on shares held less than 90 days           2.00%         2.00%        2.00%
-----------------------------------------------------------------------------------------
Exchange Fee                                              NONE          NONE         NONE
-----------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
=========================================================================================
(expenses that are deducted from Fund assets)         CLASS A       CLASS B      CLASS C
=========================================================================================
Investment Advisory Fees                                   .55%          .55%         .55%
-----------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                 .35%         1.00%        1.00%
-----------------------------------------------------------------------------------------
Other Expenses                                             .31%          .31%         .31%
-----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.21%         1.86%        1.86%
-----------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/                (.10%)        NONE         NONE
-----------------------------------------------------------------------------------------
Net Expenses                                              1.11%         1.86%        1.86%
-----------------------------------------------------------------------------------------

<F1>
/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.
<F2>
/2/  Except for purchases of $1 million or more. Please see "Sales Charges."
<F3>
/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                   CLASS A     CLASS B/2/   CLASS B/2/    CLASS C       CLASS C

                                ASSUMING     ASSUMING     ASSUMING     ASSUMING
                               REDEMPTION       NO       REDEMPTION       NO
                               AT THE END   REDEMPTION   AT THE END   REDEMPTION
                                OF EACH                   OF EACH
                                 PERIOD                    PERIOD
================================================================================
1 Year/1/         $      632   $      689   $      189   $      289   $      189
--------------------------------------------------------------------------------
3 Years                  880          885          585          585          585
--------------------------------------------------------------------------------
5 Years                1,146        1,206        1,006        1,006        1,006
--------------------------------------------------------------------------------
10 Years               1,906        2,010        2,010        2,180        2,180
--------------------------------------------------------------------------------
/1/ Without contractual fee waivers, 1 Year expenses for Class A shares would be $642.

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Diversified International Fund

What is the goal of the Fund?
The Fund seeks long-term capital growth by investing primarily in equity securities of foreign issuers.

What are the Fund's main investment strategies?

The Fund invests mainly in the securities of companies located in Europe, Asia and Latin America. The Fund also will invest in other regions and countries that present attractive investment opportunities, including developing countries. In selecting a country for investment, Banc One Investment Advisors analyzes global economic, political and market conditions. In selecting individual securities, Banc One Investment Advisors emphasizes core holdings that are diversified by region, country, sector, capitalization and investment styles. Securities also are selected based upon such characteristics as relative price-to-earnings, dividend yield, and price momentum. For more information about the Diversified International Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN  RISKS
-----------
Foreign Securities. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. Because the Fund may invest over 25% of its total assets in a single country, political and economic developments in that country will have a greater impact on the performance of the Fund than would be the case if the Fund were more widely diversified.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning

FUND SUMMARY

Diversified International Fund

that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                     [CHART]

 1993    1994    1995   1996   1997    1998    1999     2000     2001     2002
-----   -----   -----   ----   ----   -----   -----   ------   ------   ------
29.21%  -0.30%  11.48%  7.45%  3.67%  16.14%  40.88%  -21.00%  -17.93%  -17.50%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 19.24%. The above-quoted performance data includes the performance of a common trust fund, the predecessor to the Pegasus International Equity Fund and the Pegasus International Equity Fund for the period prior to the consolidation with the One Group Diversified International Fund on March 22, 1999. The predecessor to the Pegasus International Equity Fund commenced operations on December 3, 1994, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus International Equity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.



================================================================================
Best Quarter:  26.90% 4Q1999          Worst Quarter:  -19.27%  3q2002
================================================================================

FUND SUMMARY

Diversified International Fund

O N E  G R O U P (R)
--------------------

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/



====================================================================================================
                                                INCEP-
                                                TION                                        PERFORM-
                                               DATE OF                                       ANCE
                                                CLASS                                        SINCE
                                                          1 YEAR     5 YEARS   10 YEARS      4/30/86
----------------------------------------------------------------------------------------------------
Class A                                        12/3/94
   Return Before Taxes                                     -21.82%     -3.67%      2.87%        4.66%
   Return After Taxes on Distributions                     -21.88%     -4.00%      2.59%        4.49%
   Return After Taxes on Distributions and
    Sale of Fund Shares                                    -13.40%     -2.90%      2.29%        3.92%
----------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                  8/26/96     -22.21%     -3.71%      2.87%/3/     4.39%/3/
----------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                  3/22/99     -18.88%     -3.37%      2.65%        4.26%
----------------------------------------------------------------------------------------------------
MSCI EAFE + EMF Index/2/
(no deduction for fees, expenses or taxes)                 -14.76%     -2.86%      3.99%          *
----------------------------------------------------------------------------------------------------

<F1>
/1/ The above-quoted performance data includes the performance of a common trust fund (inception 4/30/86), the predecessor to the Pegasus International Equity Fund, and the Pegasus International Equity Fund for the period prior to the consolidation with the One Group Diversified International Fund on March 22, 1999. The predecessor to the Pegasus International Equity Fund commenced operations on December 3, 1994, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus International Equity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
<F2>
/2/ The Morgan Stanley Capital International (MSCI) EAFE + EMF Index is an unmanaged index generally representative of the performance of international stock markets and of emerging markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
<F3>
/3/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.
<F4>
*    Index did not exist


     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

Diversified International Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
=========================================================================================
(fees paid directly from your investment)/1/          CLASS A       CLASS B      CLASS C
=========================================================================================
Maximum Sales Charge (Load) Imposed on Purchases          5.25%         NONE         NONE
-----------------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                      NONE/2/       5.00%        1.00%
-----------------------------------------------------------------------------------------
 (as a percentage of original purchase price or
  redemption proceeds, as applicable)

Redemption Fee on shares held less than 90 days           2.00%         2.00%        2.00%
-----------------------------------------------------------------------------------------
Exchange Fee                                              NONE          NONE         NONE
-----------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
=========================================================================================
(expenses that are deducted from Fund assets)         CLASS A       CLASS B      CLASS C
=========================================================================================
Investment Advisory Fees                                   .80%          .80%         .80%
-----------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                 .35%         1.00%        1.00%
-----------------------------------------------------------------------------------------
Other Expenses                                             .35%          .35%         .35%
-----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.50%         2.15%        2.15%
-----------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/                (.15%)        (.05%)       (.05%)
-----------------------------------------------------------------------------------------
Net Expenses                                              1.35%         2.10%        2.10%
-----------------------------------------------------------------------------------------

<F1>
/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.
<F2>
/2/  Except for purchases of $1 million or more. Please see "Sales Charges."
<F3>
/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.35% for Class A shares, to 2.10% for Class B shares and to 2.10% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                   CLASS A     CLASS B/2/   CLASS B/2/    CLASS C       CLASS C

                                ASSUMING     ASSUMING     ASSUMING     ASSUMING
                               REDEMPTION       NO       REDEMPTION       NO
                               AT THE END   REDEMPTION   AT THE END   REDEMPTION
                                OF EACH                   OF EACH
                                 PERIOD                    PERIOD
================================================================================
1 Year/1/         $      655   $      713   $      213   $      313   $      213
--------------------------------------------------------------------------------
3 Years                  960          968          668          668          668
--------------------------------------------------------------------------------
5 Years                1,287        1,350        1,150        1,150        1,150
--------------------------------------------------------------------------------
10 Years               2,209        2,314        2,314        2,479        2,479
--------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                              $ 670
     Class B (with redemption)            $ 718
     Class B (no redemption)              $ 218
     Class C (with redemption)            $ 318
     Class C (no redemption)              $ 218

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

More About the Funds


Each of the 16 Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


================================================================================

Principal Investment Strategies

This prospectus describes 16 mutual funds with a variety of investment objectives, including total return, capital appreciation, current income, and long-term capital growth. The principal investment strategies that are used to meet each Fund's investment objective also are described in "Fund Summaries:
Investments, Risk & Performance" in the front of this prospectus. They also are described below. There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.


                              FUNDAMENTAL POLICIES

     A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

ONE GROUP SMALL CAP GROWTH FUND. The Fund may invest in common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small-capitalization companies. Small-capitalization companies are defined as companies with market capitalizations ranging from $100 million to $3 billion at the time of investment. The Fund may occasionally hold securities of companies with large capitalizations if doing so contributes to the Fund's investment objective.

..   Under normal circumstances, at least 80% of the Fund's assets will be invested in the securities of small-capitalization companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..   Although the Fund may invest up to 20% of its total assets in U.S.
    government securities, other investment grade fixed income securities, and cash and cash equivalents, the Fund's main investment strategy is to invest in equity securities of small-capitalization companies.


ONE GROUP SMALL CAP VALUE FUND. The Fund invests mainly in equity securities of small-capitalization companies. Small-capitalization companies are defined as companies with market capitalizations of $100 million to $3 billion at the time of investment. The Fund may occasionally hold securities of companies with large capitalizations if doing so contributes to the Fund's investment objectives.


..   Under normal circumstances, at least 80% of the Fund's assets will be invested in common and preferred stocks, rights, warrants, convertible securities, and other equity securities of small-capitalization companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..   The Fund may invest up to 25% of the Fund's net assets in foreign securities.

..   Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.

ONE GROUP MID CAP GROWTH FUND. The Fund invests in securities of mid-cap companies that have the potential to produce above-average earnings growth per share over a one- to three-year period. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment.

..   Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..   A portion of the Fund's assets may be held in cash equivalents.


ONE GROUP MID CAP VALUE FUND. The Fund invests mainly in equity securities of mid-cap companies with below-market average price-to-earnings and price-to-book value ratios. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment.


..   Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of mid-cap companies, including common stock and debt securities and preferred stocks both of which are convertible into common stocks. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..   A portion of the Fund's assets may be held in cash equivalents.


ONE GROUP DIVERSIFIED MID CAP FUND. The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment.


..   Under normal circumstances, at least 80% of the Fund's assets will be invested in common and preferred stocks, rights, warrants, convertible securities, and other equity securities of mid-cap companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..   Up to 25% of the Fund's net assets may be invested in foreign securities. Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, and cash and cash equivalents. Although the Fund may use these strategies more in the future, the Fund's main strategy is to invest in equity securities of mid-capitalization companies.

ONE GROUP LARGE CAP GROWTH FUND. The Fund invests mainly in equity securities of large, well-established companies, including common stocks, and debt securities and preferred stocks which are convertible to common stocks. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.

..   Under normal circumstances, at least 80% of the Fund's assets will be invested in the equity securities of large, well-established companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

ONE GROUP LARGE CAP VALUE FUND. The Fund invests in equity securities of large companies that are believed to be selling below their long-term investment values. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.

..   Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of large companies, including common stocks, and debt securities and preferred stocks which are convertible to common stock. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..   A portion of the Fund's assets may be held in cash equivalents.

ONE GROUP EQUITY INCOME FUND. The Fund invests in the equity securities of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics.

..   Under normal circumstances, at least 80% of the Fund's assets will be invested in the equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..   A portion of the Fund's assets may be held in cash equivalents.

ONE GROUP DIVERSIFIED EQUITY FUND. The Fund invests mainly in common stocks of companies that have the potential for continued earnings growth with strong fundamentals and a reasonable value.

..   Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..   Although the Fund may invest up to 20% of the Fund's total assets in U.S.
    government securities, other investment grade fixed income securities, and cash and cash equivalents, the Fund's main investment strategy is to invest in equity securities.

ONE GROUP BALANCED FUND. The Fund invests in a combination of stocks, fixed income securities and money market instruments. Normally, the Fund will invest:

..   Between 40% and 75% of its total assets in all types of equity securities
    (including stock of both large- and small-capitalization companies and growth and value securities). Up to 25% of the Fund's net assets may be invested in foreign securities, including American Depositary Receipts.

..   Between 25% and 60% of its total assets in mid- to long-term fixed income securities, including bonds, notes and other debt securities. The balance will be invested in cash equivalents.

     HOW DOES BANC ONE INVESTMENT ADVISORS SELECT FIXED INCOME SECURITIES
                           FOR THE BALANCED FUND?

     Banc One Investment Advisors analyzes four major factors in managing and constructing the portfolio of fixed income securities for the Balanced Fund: duration, market sector, maturity concentrations and individual securities. Rather than attempting to time the market, Banc One Investment Advisors looks for sectors and securities that it believes will perform consistently well over time as measured by total return. The fixed income portion of the Balanced Fund attempts to enhance total return by selecting market sectors and securities that offer risk/reward advantages based on market trends, structural make-up and credit trends. Individual securities that are purchased by the Fund are subject to a disciplined risk/ reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment (e.g., asset-backed securities).

ONE GROUP EQUITY INDEX FUND. The Fund invests in stocks included in the S&P 500 Index. (The Fund also invests in stock index futures and other equity derivatives.) The Fund may hold up to 10% of its total assets in cash or cash equivalents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of the 10% limitation.)

..   The percentage of a stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index.

..   Banc One Investment Advisors generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock.

..   The Fund attempts to achieve a correlation between the performance of the
    Fund and that of the S&P 500 Index of at least 0.95, without taking into account Fund expenses. Perfect correlation would be 1.00.

ONE GROUP MARKET EXPANSION INDEX FUND. The Fund invests in stocks included in the S&P SmallCap 600 Index and S&P MidCap 400 Index.

..   The Fund also may invest up to 10% of its net assets in foreign securities, including Depositary Receipts.

..   Up to 10% of the Fund's total assets may be held in cash and cash equivalents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of the 10% limitation.)

ONE GROUP HEALTH SCIENCES FUND. The Fund mainly invests in equity securities of health sciences companies with an emphasis on companies that Banc One Investment Advisors believes will produce above-average growth.

..   Under normal circumstances, at least 80% of the Fund's assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of companies engaged in the research, development, production, or distribution of products and services related to biotechnology, health care or medicine. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..   Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, and equity securities of companies outside industries in the health sciences sector.

..   The Fund also may invest up to 25% of its net assets in the securities of foreign issuers.

..   Under normal conditions, the Fund will invest at least 25% of its total assets in one industry or group of industries in the health sciences sector. Companies in an industry or group of industries in the health sciences sector include companies engaged in the research, development, production, or distribution of products and services related to biotechnology, health care or medicine.

ONE GROUP TECHNOLOGY FUND. The Fund mainly invests in equity securities that have, or are expected to develop products, processes or services that will provide significant technological advances and improvements.

..   Under normal circumstances, at least 80% of the Fund's assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of companies that develop significant technological advancements or improvements. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..   Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, and equity securities of companies outside the technology sector.

..   The Fund also may invest up to 25% of its net assets in the securities of foreign issuers.

..   Under normal circumstances, the Fund will invest at least 25% of its total assets in one industry or group of industries in the technology sector. Companies in an industry or group of industries in the technology sector include companies engaged in the research, development, production, or distribution of products and services related to computer hardware and software, communications and electronics.

ONE GROUP INTERNATIONAL EQUITY INDEX FUND. The Fund invests in stocks included in the MSCI EAFE GDP Index. (The Fund also invests in stock index futures.) Banc One Investment Advisors seeks to achieve a correlation between the performance of the Fund and that of the MSCI EAFE GDP Index of at least 0.90, without taking into account expenses. Perfect correlation would be 1.00.

..   Under normal circumstances, at least 80% of the Fund's assets will be invested in common stocks (including American Depositary Receipts), preferred stocks, convertible securities (provided they are traded on an exchange or over-the-counter), warrants, receipts and other equity securities that comprise the index or indices identified by the Fund. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..   No more than 10% of the Fund's assets will be held in cash or cash equivalents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of this 10% limitation.)

..   Up to 10% of the Fund's net assets may be invested in securities of emerging international markets included in the Morgan Stanley Emerging Market Free Index, such as Mexico, Chile and Brazil. These investments may be made directly or through local exchanges, through publicly traded closed-end country funds or through "passive foreign investment companies."

..    Up to 20% of the Fund's total assets may be invested in debt securities issued or guaranteed by foreign governments or any of their political subdivisions, agencies, or instrumentalities, or by supranational issuers rated in one of the three highest rating categories.

..    A substantial portion of the Fund's assets will be denominated in foreign currencies.

ONE GROUP DIVERSIFIED INTERNATIONAL FUND. The Fund invests mainly in the securities of companies located in Europe, Asia and Latin America.

..    At least 65% of the Fund's total assets normally will be invested in foreign equity securities, consisting of common stock (including American Depositary Receipts), preferred stocks, rights, warrants, convertible securities, foreign currencies and options on foreign currency, and other equity securities.

..    Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.

================================================================================

Investment Risks
The main risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.



DERIVATIVES. The Funds may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.


                        WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

FOREIGN SECURITIES. Investments in foreign securities involve risks different from investments in U.S. securities. These risks include the risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of the International Equity Index Fund and the Diversified International Fund is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.

     EUROPE. Europe includes countries with highly-developed markets as well as countries with emerging markets. Many developed countries in Western Europe are members of the European Union and the European Monetary Union which require compliance with stringent fiscal and monetary controls. The markets of Eastern European countries continue to remain relatively undeveloped and are sensitive to political and economic developments.

     ASIA. Asia includes countries in all stages of economic development from the highly developed market economy of Japan to the emerging market economy of the People's Republic of China. Generally, Asian economies face over-extension of credit, currency devaluation, rising unemployment, decreased exports and economic recessions. Currency devaluation in any one country may have a negative effect on the entire region. The markets in each Asian country suffered significant downturns and volatility in recent years. Although the Asian markets are recovering, continued volatility may persist.

     LATIN AMERICA. Latin American countries are considered to be emerging market economies that are marked by high interest rates, inflation and unemployment. Currency devaluation in any one country may have an adverse effect on the entire region. The markets in many Latin American countries have experienced significant downturns as well as significant volatility in recent years. Although the Latin American market appears to be recovering, continued volatility may persist. A small number of companies and industries, including the telecommunications sector, represent a large portion of the market in many Latin American countries.

SECURITIES OF HEALTH SCIENCES COMPANIES. The Health Sciences Fund invests a significant portion of its assets in the securities of companies in industries in the health sciences sector. Because of this focus, the Fund's performance is closely tied to, and affected by, regulatory, business and economic developments that impact industries in this sector.

..    Industries in the health sciences sector are subject to comprehensive government regulation and scrutiny. Changes in legislation or government regulation may have a detrimental impact on the Fund and its share price.

..    The activities of health sciences companies may be dependent upon government funding and reimbursements from governmental programs and agencies. If such funding is withdrawn or decreased, the Fund may be adversely impacted.

..    The Fund also invests in health sciences companies that are dependent upon the successful development of new products. Such products often require regulatory approval. Denial or delays of regulatory approvals may have an adverse impact on the companies in which the Fund invests. In addition, because of the rapid pace of medical research and development, products and services produced by such companies may become obsolete or have relatively short product cycles.

..    Health sciences companies are especially vulnerable to patent infringement, product liability or other litigation.

..    The Fund may invest a significant portion of its assets in a single industry or small group of industries within the health sciences sector. Such concentration increases the risk of loss to the Fund.

SECURITIES OF TECHNOLOGY COMPNIES. The Technology Fund invests a significant portion of its assets in the securities of companies in industries in the technology sector. Because of this focus, the Fund's performance is closely tied to and affected by this sector. The valuation of many technology stocks could be high when considered by such traditional measures of value as price-to-earnings ratios, price-to-book or dividend yield. This reflects the fact that many technology stocks are issued by relatively new companies that have not yet achieved profitability. Companies in the rapidly changing technology field also often have unusually high price volatility. For example, products and services that at first appear promising may not prove commercially successful. Such earnings disappointments can result in sharp stock price declines. Competitive pressures also may have a significant effect on the financial condition of technology-sensitive companies. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, increasingly aggressive pricing may affect the profitability of companies in which the Fund invests. In addition, because of the rapid pace of technological development, products and services produced by companies in which the Fund invests may become obsolete or have relatively short product cycles. As a result the Fund's value and returns may be considerably more volatile and pose greater risks than the value and returns of other mutual funds with greater diversification among economic sectors.


For more information about risks associated with the types of investments that the Funds purchase, please read "Fund Summaries: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.


================================================================================
Temporary Defensive Positions

To respond to unusual market conditions, the Funds may invest their assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and prevent the Funds from meeting their investment objectives.


                           WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.


While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

The percentage of total assets that each Fund may invest in cash and cash equivalents is as follows:


===========================================================
                                              PERCENTAGE OF
FUND                                          TOTAL ASSETS

Small Cap Growth Fund                                   100%
-----------------------------------------------------------
Small Cap Value Fund                                    100%
-----------------------------------------------------------
Mid Cap Growth Fund                                     100%
-----------------------------------------------------------
Mid Cap Value Fund                                      100%
-----------------------------------------------------------
Diversified Mid Cap Fund                                100%
-----------------------------------------------------------
Large Cap Growth Fund                                   100%
-----------------------------------------------------------
Large Cap Value Fund                                    100%
-----------------------------------------------------------
Equity Income Fund                                      100%
-----------------------------------------------------------
Diversified Equity Fund                                 100%
-----------------------------------------------------------
Balanced Fund                                           100%
-----------------------------------------------------------
Equity Index Fund                                        10%/1/
-----------------------------------------------------------
Market Expansion Index Fund                              10%/1/
-----------------------------------------------------------
Health Sciences Fund                                    100%
-----------------------------------------------------------
Technology Fund                                         100%
-----------------------------------------------------------
International Equity Index Fund                          10%/1/
-----------------------------------------------------------
Diversified International Fund                          100%

/1/ Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of the percentage limitation.


================================================================================
Portfolio Turnover

The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.



Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 2003 is shown in the Financial Highlights.


To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

How to Do Business with One Group Mutual Funds

================================================================================
Purchasing Fund Shares

Where can I buy shares?
You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").

When can I buy shares?

..    Purchases may be made on any business day. This includes any day that the
     Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
     New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


..    Purchase requests received before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.


..    The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order. The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.
>

..    Shares are electronically recorded. Therefore, certificates will not be issued.

What kind of shares can I buy?
..    This prospectus offers Class A, Class B and Class C shares, all of which are available to the general public.


..    Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled "Sales Charges."


How much do shares cost?
..    Shares are sold at net asset value("NAV")plus a sales charge,if any.

..    Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.


..    NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.



..    The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund's NAV is calculated, that security may be valued by another method that the Funds believe accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


..    A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET.When that happens ,NAV will be calculated as of the time the NYSE closes.

How do I open an account?
1. Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.

2.   Decide how much you want to invest.

     .    The minimum initial investment is $1,000 per Fund.

     . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

     .    Subsequent investments must be at least $25 per Fund.

     . You may purchase no more than $249,999 of Class B shares. This is because Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled "What kind of shares can I buy?" provides information that can help you choose the appropriate share class.


     . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b), SIMPLE IRA and wrap fee accounts). One Group reserves the right to waive any investment minimum.For further information on investment minimum waivers, call 1-800-480-4111.


3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


     Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an 75 individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.



     . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.



     . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV.If your account is closed for this reason, your shares will be redeemed at the If your NAV account next is calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.



4.   Send the completed Account Application and a check to:


     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528


     . If you choose to pay by wire, please call 1-800-480-4111 to notify One Group of your purchase and authorize your financial institution to wire funds to:



     STATE STREET BANK AND TRUST  COMPANY
     ATTN CUSTODY & SHAREHOLDER SEVICES
     ABA 011000028
     DDA 99034167
     FBO ONE GROUP FUND
       (EX: ONE GROUP ABC FUND-A)
     YOUR FUND  NUMBER & ACCOUNT NUMBER
       (EX: FUND 123-ACCOUNT 123456789)
     YOUR  ACCOUNT REGISTRATION
       (EX: JOHN  SMITH & MARY SMITH, JTWROS)



All checks must be in U.S. dollars. One Group does not accept cash, starter checks or credit card checks. One Group reserves the right to refuse "third party checks". Checks made payable to any individual or company and endorsed to One Group Mutual Funds or the Fund are considered third party checks.



All checks must be payable to one of the following:

     .    One Group Mutual Funds; or


     .    The specific Fund in which you are investing.

5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.



6. If you have any questions, contact your Shareholder Servicing Agent or call 1-800-480-4111.


Can I purchase shares over the telephone?
Yes. Simply select this option on your Account Application Form and then:


..    Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your purchase instructions.


..    Authorize a bank transfer or initiate a wire transfer to the following wire address:


     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011000028
     DDA 99034167
     FBO ONE GROUP FUND
       (EX: ONE GROUP ABC FUND-A)
     YOUR FUND NUMBER & ACCOUNT NUMBER
       (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
       (EX: JOHN SMITH & MARY SMITH, JTWROS)


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS P.O.BOX 8528
     BOSTON, MA 02266-8528

Can I automatically invest on a systematic basis?
Yes. You may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000 per Fund. To establish a Systematic Investment Plan:

..    Select the "Systematic Investment Plan" option on the Account Application
     Form.

..    Provide the necessary information about the bank account from which your investments will be made.


..    One Group may hold redemption proceeds from the sale of shares purchased proceeds from the sale of shares purchased under a Systematic Investment Plan until the purchase has been which may be as long as five (5) business days.


..    One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

..    You may revoke your election to make systematic investments by calling
     1-800-480-4111 or by sending a letter to:



     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

================================================================================
Sales Charges

The Distributor compensates Shareholder Servicing Agents who sell shares of One Group Funds. Compensation comes from sales charges, 12b-1 fees and payments by the Distributor and the Funds' investment advisor from their own resources. The tables below show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.


CLASS A SHARES
--------------
This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

===============================================================================
                          SALE CHARGE
                       AS A PERCENTAGE     SALES CHARGE          COMMISSION
                            OF THE        AS A PERCENTAGE       AS A PERCENTAGE
AMOUNT OF PURCHASES     OFFERING PRICE   OF YOUR INVESTMENT   OF OFFERING PRICE

LESS THAN  $  50,000              5.25%                5.54%               4.75%
-------------------------------------------------------------------------------
$   50,000-$  99,999              4.50%                4.71%               4.05%
-------------------------------------------------------------------------------
$  100,000-$ 249,999              3.50%                3.63%               3.05%
-------------------------------------------------------------------------------
$  250,000-$ 499,999              2.50%                2.56%               2.05%
-------------------------------------------------------------------------------
$  500,000-$ 999,999              2.00%                2.04%               1.60%
-------------------------------------------------------------------------------
$       1,000,000/*/              NONE                 NONE                NONE
-------------------------------------------------------------------------------

* For Funds other than the Equity Index Fund and the Market Expansion Index Fund, if you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase. If you purchase $1 million or more of Class A shares of the Equity Index Fund or the Market Expansion Index Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A shares within one year of purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

CLASS B SHARES
--------------
Class B shares are offered at NAV, without any up-front sales charges.However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

  YEARS                  CDSC AS A PERCENTAGE
  SINCE                   OF DOLLAR AMOUNT
 PURCHASE                 SUBJECT TO CHARGE

   0-1                                   5.00%
---------------------------------------------
   1-2                                   4.00%
---------------------------------------------
   2-3                                   3.00%
---------------------------------------------
   3-4                                   3.00%
---------------------------------------------
   4-5                                   2.00%
---------------------------------------------
   5-6                                   1.00%
---------------------------------------------
MORE THAN 6                              NONE
---------------------------------------------

The Distributor pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

Conversion Feature

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

..    After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.


..    You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.

..    Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

..    If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

CLASS C SHARES
--------------
Class C shares are offered at NAV, without any up-front sales charge.However,if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

                               CDSC AS A PERCENTAGE
YEAR SINCE                       OF DOLLAR AMOUNT
 PURCHASE                        SUBJECT TO CHARGE

   0-1                                          100%
---------------------------------------------------
AFTER FIRST YEAR                               NONE
---------------------------------------------------

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from the Distributor.

How the Class B and Class C CDSC is Calculated

..    The Fund assumes that all purchases made in a given month were made on the first day of the month.


..    For Class B and Class C shares purchased prior to November 1, 2002, the
     CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B and Class C shares purchased on or after November 1, 2002, the CDSC is based on the original cost of the shares.


..    No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

..    To keep your CDSC as low as possible, the Fund first will redeem the shares you have held for the longest time and thus have the lowest CDSC.

..    If you exchange Class B or Class C shares of an unrelated mutual fund for
     Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12B-1 FEES
----------

Each One Group Fund described in this prospectus has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called "12b-1 fees." 12b-1 fees are paid by the One Group Funds to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group Funds.

The 12b-1 fees vary by share class as follows:

1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

..    The Distributor may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, the Distributor received 12b-1 fees totaling .25% of the average daily net assets of Class A, and 1.00% and 1.00% of the average daily net assets of Class B and Class C shares, respectively.


..    The Distributor may pay 12b-1 fees to its affiliates, including Banc One
     Investment Advisors, or any sub-advisor.

Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

================================================================================

Sales Charge Reductions and Waivers

REDUCING YOUR CLASS A SALES CHARGES
-----------------------------------

In taking advantage of the methods listed below you may link Funds in which you invest, as well as all One Group Funds owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Shareholder Servicing agent or one group that you would like to have one or more Funds linked together for purposes of reducing the initial sales charge.


There are several ways you can reduce the sales charges you pay on Class A shares:


..    Right of Accumulation: To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C shares of a Fund (except Class A shares of a money market Fund) held in:

     1.   Your account(s);

     2.   Account(s) of your spouse or domestic partner;

     3. Account(s) of children under the age of 21 who share your residential address;

     4. Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

     5.   Solely controlled business accounts; and

     6.   Single-participant retirement plans of any of the individuals in items
          (1) through(3) above.



You should inform your Shareholder Servicing Agent if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. Appropriate documentation may be required.



..    Letter of Intent: Provided you satisfy the minimum initial investment requirement, you may purchase Class A shares of one or more One Group funds (other than the Money Market Funds) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13 month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Shareholder Servicing Agent that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference.



To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your Account Application or contact your Shareholder Servicing Agent. To determine if you are eligible for the accumulation privilege, call 1-800-480-4111. These programs may be terminated or amended at any time.


WAIVER OF THE CLASS A SALES CHARGE
----------------------------------
No sales charge is imposed on Class A shares of the Funds if the shares were:

1.   Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other One Group shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

     .    One Group.

     .    Bank One Corporation and its subsidiaries and affiliates.

     .    The Distributor and its subsidiaries and affiliates.

     . State Street Bank and Trust Company and its subsidiaries and affiliates.

     . Broker-dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

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

     . An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4.   Bought by:

     . Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial capacity or accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

     . Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

     . Shareholder Servicing Agents who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.


6. Bought with proceeds from the sale of Class A shares of a One Group Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.


7.   Bought with assets of One Group.

8. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

9.   Purchased during a Fund's special offering.

10. Bought by a "charitable organization" as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

WAIVER OF THE CLASS B AND CLASS C SALES CHARGE
----------------------------------------------
No sales charge is imposed on redemptions of Class B or Class C shares of the
Funds:


1. If you withdraw no more than a specified percentage (as indicated in "Can I redeem on a systematic basis?" ) of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see "Can I redeem on a systematic basis?."


2. If you are the shareholder (or a joint shareholder) or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.


3. Exchanged in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is party.


4. Exchanged for Class B or Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read "Do I pay a sales charge on an exchange?."

5. If the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.


Waiver Applicable Only to Class C Shares



1. No sales charge is imposed on Class C shares of the Funds if the shares were bought with proceeds from the sale of Class C shares of a One Group Fund, but only if the purchase is made within 90 days of the sale or distribution Appropriate documentation may be required.


WAIVER QUALIFICATIONS
---------------------
To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, call 1-800-480-4111 or contact your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.

================================================================================

Exchanging Fund Shares

What are my exchange privileges?
You may make the following exchanges:

..    Class A shares of a Fund may be exchanged for Class I shares of that Fund or Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

..    Class B shares of a Fund may be exchanged for Class B shares of another One
     Group Fund.

..    Class C shares of the Short-Term Municipal Bond Fund, the Ultra Short-Term
     Bond Fund, and the Short-Term Bond Fund (collectively the "Short-Term Bond Funds") may be exchanged for Class C shares of any other One Group Fund, including Class C shares of any of the Short-Term Bond Funds.

..    Class C shares of any other Fund may be exchanged for Class C shares of another One Group Fund, other than for Class C shares of the Short-Term Bond Funds.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in dollar cost averaging. To participate in the Systematic

Exchange Privilege, please select it on your Account Application. To learn more about it, please call 1-800-480-4111.


One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.


Before making an exchange request, you should read the prospectus of the One Group Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling 1-800-480-4111.


When are exchanges processed?
Exchanges are processed the same business day they are received, provided:


..    State Street Bank and Trust Company receives the request by 4:00 p.m. ET.


..    You have provided One Group with all of the information necessary to process the exchange.


..    You have contacted your Shareholder Servicing Agent, if necessary.


Do I pay a sales charge on an exchange?
Generally, you will not pay a sales charge on an exchange. However:


..    You will pay a sales charge if you bought Class A shares of a Fund that does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging unless you qualify for a sales charge waiver.

..    If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

     1. Your new Class B or Class C shares will be subject to the CDSC of the Fund from which you exchanged.


     2. The current holding period for your exchanged Class B or Class C shares, other than exchanged Class C shares of the Short-Term Bond Funds, is carried over to your new shares.

     3. If you exchange Class C shares of one of the Short-Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.


..    Because exchanges involve redemptions, you will pay a redemption fee of
     2.00% of the value of the shares redeemed if you exchange shares of the International Equity Index Fund or the Diversified International Fund for shares of another One Group Fund within 90 days of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed on a systematic basis including shares redeemed as part of a regular in rebalancing program, such as a wrap program where the redemptions do not result in excessive exchange activity. For a discussion of excessive exchange activity, please review "Are there limits on exchanges?."


Are exchanges taxable?
Generally:

..    An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

..    An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

..    You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?
Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:


..    To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other. For this purpose, substantive means an exchange in excess of $50,000.


..    Excessive exchange activity will result in revocation of your exchange privilege.

..    In addition, One Group reserves the right to reject any exchange request
     (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


..    The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.



..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if your account value falls below the minimum required balance. If your account is closed for this reason, you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read, "How do I open an account?."


================================================================================

Redeeming Fund Shares

When can I redeem shares?
You may redeem all or some of your shares on any day that the Funds are open for business.

..    Redemption requests received before 4:00 p.m. ET (or when the NYSE closes)
     will be effective that day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?
You may use any of the following methods to redeem your shares:

     1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:
          ONE GROUP MUTUAL FUNDS
          P.O. BOX 8528
          BOSTON, MA 02266-8528

     2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is for shares worth $50,000 or less; and

     2.   The redemption is payable to the shareholder of record; and


     3. The redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account currently designated on your One Group account.


..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


     1.   A financial institution; or


     2.   Your Shareholder Servicing Agent.


..    State Street Bank and Trust Company may charge you a wire redemption fee.
     The current fee is $7.00.

..    Your redemption proceeds will be paid within seven (7) days after receipt of the redemption request.

..    One Group may hold redemption proceeds from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as five (5) business days.


What will my shares be worth?

..    If you own Class A, Class B or Class C shares and the Fund receives your redemption request by 4:00p.m.ET(or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC or redemption fee.

..    If you sell your shares of the International Equity Index Fund or the
     Diversified International Fund within 90 days of purchase, you will pay a redemption fee of 2.00% on the value of the shares sold in addition to any applicable CDSC. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed on a systematic basis including shares redeemed as part of a regular rebalancing program, such as a wrap program where the redemptions do result in excessive exchange activity For a discussion of excessive exchange activity, please review "Are there limits on exchanges?". The redemption fees are paid to the Funds and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.


Can I redeem by telephone?
Yes, if you selected this option on your Account Application Form.


..    Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Can I redeem on a systematic basis?

..    If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic withdrawals in connection with required minimum distributions under a retirement plan may be in any amount.


..    Select the "Systematic Withdrawal Plan" option on the Account Application
     Form.

..    Specify the amount you wish to receive and the frequency of the payments.

..    You may designate a person other than yourself as the payee.

..    There is no fee for this service.

..    If you select this option, please keep in mind that:

1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.


     . If you own Class B or Class C shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

     . Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

     . Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.



2. The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limit above, please see the Funds' Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.


3. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS
--------------------------------------------

..    Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.


..    The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity . Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and


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


     redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.



..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if your account value falls below the minimum required balance. If your account is closed for this reason, you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read, "How do I open an account?."


..    One Group may suspend your ability to redeem when:


     1.   Trading on the NYSE is restricted.


     2.   The NYSE is closed (other than weekend and holiday closings).

     3.   The SEC has permitted a suspension.

     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

..    You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

Privacy Policy

================================================================================
One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information
We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties
We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

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

Information Sharing with Joint Marketers
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

================================================================================
Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


================================================================================
Dividend Policies

Dividends
Except for the Balanced Fund, the Equity Income Fund, the International Equity Index Fund, the Diversified International Fund, the Health Sciences Fund, and the Technology Fund, the Funds generally declare dividends on the last business day of each quarter. The Balanced Fund and the Equity Income Fund generally declare dividends on the last business day of the month. The International Equity Index Fund, the Diversified International Fund, the Health Sciences Fund, and the Technology Fund generally declare dividends on the last business day of each year. Dividends for the Funds are distributed on the first business day of the next month after they are declared. Capital gains, if any, for all Funds are distributed at least annually.


The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.


Dividend Reinvestment

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.


Special Dividend Rules for Class B Shares
Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account)

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

convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

================================================================================
Tax Treatment of Shareholders

Taxation of Shareholder Transactions
A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.


Taxation of Distributions
Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable, as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets- for taxable years beginning on or before December 31, 2008.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.


Taxation of Foreign Investments
The Funds' investments in foreign securities may be subject to foreign withholding. In that case, the yield on those securities would be reduced. You may, however, be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Funds' investments in foreign securities or foreign currencies may increase or accelerate the Funds' recognition of ordinary income and may affect the timing or amount of the Funds' distributions.

Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.


Tax Information

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.


Shareholder Statements and Reports
One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.


If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-800-480-4111 or visit www.onegroup.com.


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

Management of One Group Mutual Funds

================================================================================
The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.

================================================================================
Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:
===============================================================================

                                                              ANNUAL RATE
                                                           AS PERCENTAGE OF
FUND                                                   AVERAGE DAILY NET ASSETS

One Group (R) Small Cap Growth Fund                                        0.74%
-------------------------------------------------------------------------------
One Group (R) Small Cap Value Fund                                         0.73%
-------------------------------------------------------------------------------
One Group (R) Mid Cap Growth Fund                                          0.67%
-------------------------------------------------------------------------------
One Group (R) Mid Cap Value Fund                                           0.73%
-------------------------------------------------------------------------------
One Group(R) Diversified Mid Cap Fund                                      0.73%
-------------------------------------------------------------------------------
One Group(R) Large Cap Growth Fund                                         0.59%
-------------------------------------------------------------------------------
One Group(R) Large Cap Value Fund                                          0.73%
-------------------------------------------------------------------------------
One Group(R) Equity Income Fund                                            0.71%
-------------------------------------------------------------------------------
One Group(R) Diversified Equity Fund                                       0.73%
-------------------------------------------------------------------------------
One Group(R) Balanced Fund                                                 0.50%
-------------------------------------------------------------------------------
One Group(R) Equity Index Fund                                             0.11%
-------------------------------------------------------------------------------
One Group(R) Market Expansion Fund                                         0.09%
-------------------------------------------------------------------------------
One Group(R) Health Sciences Fund                                          0.07%
-------------------------------------------------------------------------------
One Group(R) Technology Fund                                               0.06%
-------------------------------------------------------------------------------
One Group(R) International Equity Index Fund                               0.54%
-------------------------------------------------------------------------------
One Group(R) Diversified International Fund                                0.74%
-------------------------------------------------------------------------------


The Funds shown below have adopted investment advisory fee breakpoints. As a Fund's net assets increase above designated levels, the advisory fee rate applicable to that Fund decreases. Conversely, as net assets decrease below designated levels, the advisory fee rate increases. However, in no event will the advisory fee rate exceed .74% of a Fund's average daily net assets.

======================================================================================================
                                             FIRST         FOR THE NEXT    FOR THE NEXT    FOR ASSETS
                                            $1.5 BILLION   $500 MILLION   $ 3.5 BILLION      OVER
FUND                                         IN ASSETS      IN ASSETS       IN ASSETS     $5.5 BILLION
One Group (R) Small Cap Growth Fund                  .74%           .70%            .65%           .60%
------------------------------------------------------------------------------------------------------
One Group (R) Small Cap Value Fund                   .74%           .70%            .65%           .60%
------------------------------------------------------------------------------------------------------
One Group (R) Mid Cap Growth Fund                    .74%           .70%            .65%           .60%
------------------------------------------------------------------------------------------------------
One Group (R) Mid Cap Value Fund                     .74%           .70%            .65%           .60%
------------------------------------------------------------------------------------------------------
One Group (R) Diversified Mid Cap Fund               .74%           .70%            .65%           .60%
------------------------------------------------------------------------------------------------------
One Group (R) Large Cap Growth Fund                  .74%           .70%            .65%           .60%
------------------------------------------------------------------------------------------------------
One Group (R) Large Cap Value Fund                   .74%           .70%            .65%           .60%
------------------------------------------------------------------------------------------------------
One Group (R) Equity Income Fund                     .74%           .70%            .65%           .60%
------------------------------------------------------------------------------------------------------
One Group (R) Diversified Equity Fund                .74%           .70%            .65%           .60%
------------------------------------------------------------------------------------------------------

================================================================================
The Fund Managers


The Funds, other than the One Group Equity Index Fund, the One Group Market Expansion Index Fund and the One Group International Equity Index Fund, are managed by portfolio managers teamed with growth, blend or value style analysts. The teams meet regularly to discuss industry conditions and trend, individual stocks, the market and the economy. The research analysts provide in-depth industry analysis and recommendations, while portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

One Group Small Cap Growth Fund. Steve Salopek is the portfolio manager for the One Group Small Cap Growth Fund. Mr. Salopek assumed this role in 2003, From 1999 to 2003, Mr. Salopek was a member of the team managing the One Group Technology Fund. Prior to joining Banc One Investment Advisors in 1999, Mr. Salopek was a senior equity analyst and portfolio manager for Stein Roe & Farnham, Inc. in Chicago from 1996 to 1999.

One Group Small Cap Value Fund. Lawrence Baumgartner is the portfolio manager for the One Group Small Cap Value Fund. Mr. Baumgartner is the Chief Investment Officer (Equity Securities) for Banc One Investment Advisors, a position he assumed in 2003. Mr. Baumgartner has led the Small Cap Value Team since joining Banc One Investment Advisors in 1999. From 1994 to 1999, Mr. Baumgartner was employed by National City Bank in Columbus where he founded Broad Street Asset Management Company. Mr. Baumgartner began his investment career in 1984 as an industry analyst at the State Teachers Retirement System of Ohio ("STRS").

One Group Mid Cap Growth Fund. Richard Jandrain, Chief Investment Strategist for Banc One Investment Advisors, is the portfolio manager for the One Group Mid Cap Growth Fund Mr. Jandrain assumed both positions in 2003. From the founding of Banc One Investment Advisors in 1992 to 2003, Mr. Jandrain was the Chief Investment Officer (Equity Securities) for Banc One Investment Advisors. One Group Mid Cap Value Fund. Timothy Drake, CFA, is the portfolio manager for the One Group Mid Cap Value Fund. Prior to assuming this position in 2003, Mr. Drake was an analyst following companies in t he consumer non-durables sector from 1992 to

2003. Prior to joining Banc One Investment Advisors in 1992, Mr. Drake was an equity research analyst at National City Bank in Cleveland.

One Group Diversified Mid Cap Fund. Frank Korth, CFA, is the portfolio manager for the One Group Diversified Mid Cap Fund, a position he assumed in 2003. From 2000 to 2003, Mr. Korth was a member of the team managing the One Group Diversified Equity Fund, the One Group Equity Income Fund, the One Group Diversified Mid Cap Fund and the One Group Balanced Fund. Before joining Banc One Investment Advisors in 2000, Mr. Korth was Director of Equity Growth at National City Bank in Cleveland, Ohio. Rome 1990 to 1997, Mr, Lorth served as Senior Vice President and portfolio manager at Zurich Kemper in Chicago.

One Group Large Cap Growth Fund. Carol R. Miller, CFA, is the portfolio manager for the One Group Large Cap Growth Gund, as well as the leader of the Growth Team. In addition to the One Group Large Cap Growth Fund, the Growth Team is responsible for the One Group Mid Cap Growth Fund the One Group Small Cap Growth Fund, the One Group Health Sciences Fund and the One Group Technology Fund. Piror to joining Banc One Investment Advisors in 2003, Ms. Miller was a director of equity securities at Nationwide Insurance from 1999 to 2003. From 1993 to 1999 Ms. Miller was a senior portfolio manager at STRS, Where she managed mid cap and large cap portfolios.

One Group Large Cap Value Fund. William Dierker, CFA, is the portfolio manager for the One Group Large Cap Value Fund as well as the leader of the Value Team. In addition to the One Group Large Cap Value Fund, the Value Team is responsible for the One Group Mid Cap Value Fund, the One Group Small Cap Value Fund and the One Group Diversified Mid Cap Fund. Prior to joining Banc One Investment Advisors in 2003, Mr. Dierker was Vice President, Equity Securities at Nationwide Insurance in Columbus, Ohio From 1997 to 2003. from 1984 to 1997, Mr. Dierker served in various capacities for the Ohio Casualty Group of Insurance Companies.

One Group Equity Income Fund. Lynn Yturri is the portfolio manager for the One Group Equity Income Fund. Mr. Yturri has served as a portfolio manager since 1993 when Bank One Corporation acquired Valley National Bank in Phoenix, Arizona, his previous employer. Prior to that date Mr. Yturri served as a senior portfolio manager and Chief Investment Officer for Valley National Bank.

One Group Diversified Equity Fund. Michael Weiner, CFA, is the portfolio manager for the One Group Diversified Equity Fund and the equity portion of the One Group Balanced Fund and serves as leader of the Diversified Strategies Team. In addition to the One Group Diversified Equity Fund and One Group Balanced Fund, the Diversified Strategies Team is responsible for One Group Equity Income Fund. Mr. Weiner joined Banc One Investment Advisors in 1994 after serving as Director, U.S. Equities for DuPont Pension Fund Investments in Wilmington, Delaware from 1992 to 1994. Before joining DuPont, Mr. Weiner served as an equity analyst for NCNB

One Group Balanced Fund. Michael Weiner, CFA, is the portfolio manager for the equity portion of the One Group Balanced Fund and Scott Grimshaw, CFA, is the portfolio manager for the fixed income portion of the Fund. Mr. Grimshaw also is the portfolio manager for the One Group Treasury & Agency Fund. From 1994 to 2003, Mr. Grimshaw was a member of the team managing these Funds.

One Group Technology Fund. Walter Casey is the portfolio manager for the One Group Technology Fund, a position he assumed in 2003. From 1999 to 2003, Mr. Casey was member of the team managing the Fund. Before joining Banc One Investment Advisors in 1999 as an analyst, Mr. Casey was a Vice President at Schroder Capital Management in New York where he followed the technology sector from 1994 to 1999.Mr. Casey also served as an equity analyst at Union Bank of Switzerland.

One Group Health Sciences Fund. Bihag Patel is the portfolio manager for the One Group Health Sciences Fund, a position he assumed in 2003. From 2001 to 2003 Mr. Patel was a member of the team managing the Fund. From 1998 to 2001 Mr. Patel was an analyst covering various health Investment care industries for Banc One Investment Advisors. Before joining Banc One Investment Advisors in 1998, Mr. Patel was a senior consultant at Ernst and Young's health care practice in Chicago.

One Group Diversified International Fund and the One Group International Equity Index Fund. Steve Eastwood is the portfolio manager for the One Group Diversified International Fund, as well as the leader of the International Team. In addition to the One Group Diversified International Fund, the International Team is responsible for the One Group International Equity Index Fund. Prior to joining Banc One Investment Advisors in 2003, Mr. Eastwood managed the global emerging markets portfolio of STRS. Prior to joining STRS in 1994, Mr. Eastwood organized an independent money management firm, Dillon Capital Management, in Columbus, Ohio, focusing on domestic large and small capitalization securities.

Legal Proceedings

================================================================================

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward
          J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group Shareholders,field a purported class action lawsuit against One Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group

          Municipal Income Fund, One Group Intermediate Tax Free Bond Fund One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States district Court for the District of New Jersey, the suit alleges among other things, that the defendants made false and misleading statements, in their prospectuses in violation of Section 11 of the Securities Act of 1933, alleges committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2 2003 Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond One Group Bond One Group Government Bond One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10 (b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                         YEAR ENDED JUNE 30,
SMALL CAP GROWTH FUND                         -----------------------------------------------------------------------------
CLASS A                                            2003            2002           2001            2000             1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $        9.14   $       10.39   $       12.91   $       10.61   $       12.02
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income(loss)                        (0.05)          (0.08)          (0.10)          (0.01)          (0.02)
   Net realized and unrealized gains
    (losses) from investments                         (0.33)          (1.17)          (1.03)           3.19           (0.20)
---------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                      (0.38)          (1.25)          (1.13)           3.18           (0.22)
---------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net realized gains                                    --              --           (1.39)          (0.88)          (1.19)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $        8.76   $        9.14   $       10.39   $       12.91   $       10.61
===========================================================================================================================
Total Return (Excludes Sales Charge)                  (4.16)%        (12.03)%         (9.21)%         31.79%          (0.53)%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)          $      57,896   $      52,918   $      56,221   $      71,858   $      22,081
   Ratio of expenses to average net assets             1.28%           1.30%           1.29%           1.30%           1.31%
   Ratio of net investment income to
    average net assets                               (0.70)%          (0.90)%        (0.83)%         (0.48)%          (0.24)%
   Ratio of expenses to average net
    assets*                                            1.39%           1.41%           1.40%           1.41%           1.44%
   Portfolio turnover(A)                              94.54%         119.33%         157.71%         163.03%         127.83%



                                                                                YEAR ENDED JUNE 30,
SMALL CAP GROWTH FUND                         -----------------------------------------------------------------------------
CLASS B                                           2003            2002           2001            2000             1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $        8.57   $        9.82   $       12.36   $       10.26   $       11.79
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                       (0.11)          (0.14)          (0.15)          (0.01)          (0.06)
   Net realized and unrealized gains
    (losses) from investments                         (0.31)          (1.11)          (1.00)           2.99           (0.28)
---------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                      (0.42)          (1.25)          (1.15)           2.98           (0.34)
---------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net realized gains                                    --              --           (1.39)          (0.88)          (1.19)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $        8.15   $        8.57   $        9.82   $       12.36   $       10.26
===========================================================================================================================
Total Return (Excludes Sales Charge)                  (4.90)%        (12.73)%         (9.84)%         30.89%          (1.69)%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)          $      23,044   $      23,792   $      25,625   $      27,843   $      10,278
   Ratio of expenses to average net assets             2.03%           2.05%           2.04%           2.05%           2.06%
   Ratio of net investment income to average
    net assets                                        (1.45)%         (1.65)%         (1.59)%         (1.23)%         (1.00)%
   Ratio of expenses to average net assets*            2.04%           2.06%           2.05%           2.06%           2.09%
   Portfolio turnover(A)                              94.54%         119.33%         157.71%         163.03%         127.83%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------


SMALL CAP GROWTH FUND                                                     YEAR ENDED JUNE 30,
                                                         ----------------------------------------------------
CLASS C                                                    2003       2002       2001       2000       1999
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   8.76   $  10.04   $  12.62   $  10.43   $  11.97
-------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                             (0.07)     (0.10)     (0.10)        --      (0.08)
   Net realized and unrealized gains (losses)               (0.35)      (1.1)     (1.09)      3.07      (0.27)
   from investments
-------------------------------------------------------------------------------------------------------------
Total from Investment Activities                            (0.42)     (1.28)     (1.19)      3.07      (0.35)
-------------------------------------------------------------------------------------------------------------
Distributions:
   Net realized gains                                          --         --      (1.39)     (0.88)     (1.19)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $   8.34   $   8.76   $  10.04   $  12.62   $  10.43
=============================================================================================================
Total Return (Excludes Sales Charge)                        (4.79)%   (12.75)%    (9.96)%    31.27%     (1.75)%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)                     $  6,166   $  2,819   $  1,496   $    770   $    129
   Ratio of expenses to average net assets                   2.03%      2.05%      2.04%      2.05%      2.06%
   Ratio of net investment income to average net assets     (1.43)     (1.65)%    (1.59)%    (1.24)%    (1.02)%
   Ratio of expenses to average net assets*                  2.04%      2.06%      2.05%      2.06%      2.09%
   Portfolio turnover(D)                                    94.54%    119.33%    157.71%    163.03%    127.83%



                                                                                                                     YEAR
                                                                                                       SIX          ENDED
                                                                                                      MONTHS       DECEMBER
SMALL CAP VALUE FUND                                                YEAR ENDED JUNE 30,               ENDED          31,
                                                         ------------------------------------------  JUNE 30,      --------
CLASS A                                                    2003       2002       2001       2000     1999(E)         1998
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  20.81   $  19.20   $  13.52   $  14.04   $  14.81      $  16.03
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                              0.07       0.09       0.22       0.03      (0.05)        (0.10)
   Net realized and unrealized gains (losses)
   from investments                                         (1.78)      2.73       5.64      (0.45)     (0.64)        (0.59)
---------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                            (1.71)      2.82       5.86      (0.42)     (0.69)        (0.69)
---------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                    (0.07)     (0.09)     (0.18)     (0.10)        --            --
   Net realized gains                                       (0.98)     (1.12)        --         --      (0.08)        (0.53)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (1.05)     (1.21)     (0.18)     (0.10)     (0.08)        (0.53)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  18.05   $  20.81   $  19.20   $  13.52   $  14.04      $  14.81
===========================================================================================================================
Total Return (Excludes Sales Charge)                        (7.72)%    15.50%     43.55%     (2.94)%    (4.61)%(B)    (4.29)%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)                     $ 93,133   $ 96,595   $ 40,634   $ 14,725   $ 26,592      $ 32,217
   Ratio of expenses to average net assets                   1.25%      1.23%      1.21%      1.18%      1.17%(C)      1.19%
   Ratio of net investment income to average net assets      0.46%      0.48%      1.07%      0.60%     (0.58)%(C)    (0.73)%
   Ratio of expenses to average net assets*                  1.37%      1.35%      1.33%      1.40%      1.29%(C)      1.19%
   Portfolio turnover(D)                                    45.70%     39.91%     74.81%    146.46%     50.90%        42.39%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (E) Upon reorganizing as a fund of One Group Mutual
Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund.
The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Small Cap Opportunity Fund.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------


                                                                                                                    YEAR
                                                                                                       SIX          ENDED
                                                                                                      MONTHS       DECEMBER
SMALL CAP VALUE  FUND                                               YEAR ENDED JUNE 30,               ENDED        31, 1998
                                                         -----------------------------------------   JUNE 30,      --------
CLASS B                                                    2003       2002       2001       2000     1999(A)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  19.97   $  18.52   $  13.07   $  13.63   $  14.41      $  15.74
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                             (0.04)     (0.03)      0.26      (0.06)      (0.1)        (0.17)
   Net realized and unrealized gains (losses)
   from investments                                         (1.72)      2.61       5.27      (0.44)      (0.5)        (0.63)
---------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                            (1.76)      2.58       5.53      (0.50)      (0.7)        (0.80)
---------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                    (0.01)     (0.01)     (0.08)     (0.06)        --            --
   Net realized gains                                       (0.98)     (1.12)        --         --       (0.0)        (0.53)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.99)     (1.13)     (0.08)     (0.06)      (0.0)        (0.53)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  17.22   $  19.97   $  18.52   $  13.07   $  13.63      $  14.41
===========================================================================================================================
Total Return (Excludes Sales Charge)                        (8.39)%    14.65%     42.42%     (3.67)%    (4.81)%(B)    (5.11)%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)                     $ 27,754   $ 30,017   $ 10,303   $  2,531   $  3,320      $  4,014
   Ratio of expenses to average net assets                   2.00%      1.98%      1.96%      1.93%      1.94%(C)      1.94%
   Ratio of net investment income to average net assets     (0.29)%    (0.27)%     0.29%     (0.14)%    (1.34)%(C)    (1.48)%
   Ratio of expenses to average net assets*                  2.02%      2.00%      1.98%      2.05%      2.02%(C)      1.94%
   Portfolio turnover(D)                                    45.70%     39.91%     74.81%    146.46%     50.90%        42.39%



                                                                                                      MARCH
                                                                                                       22,
                                                                                                      1999
SMALL CAP VALUE FUND                                                YEAR ENDED JUNE 30,                TO
                                                         -----------------------------------------   JUNE 30,
CLASS C                                                    2003       2002       2001       2000     1999(E)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  19.91   $  18.48   $  13.05   $  13.60   $  12.07
-------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                             (0.04)     (0.01)      0.06       0.06         --
   Net realized and unrealized gains (losses)
   from investments                                         (1.73)      2.58       5.48       (0.5)      1.53
-------------------------------------------------------------------------------------------------------------
Total from Investment Activities                            (1.77)      2.57       5.54       (0.4)      1.53
-------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                    (0.01)     (0.02)     (0.11)      (0.0)        --
   Net realized gains                                       (0.98)     (1.12)        --         --         --
-------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.99)     (1.14)     (0.11)      (0.0)        --
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  17.15   $  19.91   $  18.48   $  13.05   $  13.60
=============================================================================================================
Total Return (Excludes Sales Charge)                        (8.47)%    14.68%     42.55%     (3.57)%    12.68%(B)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)                     $ 30,383   $ 35,923   $  1,531   $     50   $     19
   Ratio of expenses to average net assets                   2.00%      1.98%      1.98%      1.94%      1.94%(C)
   Ratio of net investment income to average net assets     (0.29)%    (0.34)%     0.22%      0.21%     (1.13)%(C)
   Ratio of expenses to average net assets*                  2.02%      2.00%      1.98%      2.06%      2.11%(C)
   Portfolio turnover(D)                                    45.70%     39.91%     74.81%    146.46%     50.90%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to
March 22, 1999 represent the Pegasus Small Cap Opportunity Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(E) Period from commencement of operations.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------


                                                                               YEAR ENDED JUNE 30,
MID CAP GROWTH FUND                             -----------------------------------------------------------------------------
CLASS A                                             2003           2002              2001             2000            1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      18.24    $       21.64    $       29.23    $      25.02    $     22.36
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income(loss)                         (0.09)           (0.14)           (0.19)          (0.11)         (0.10)
   Net realized and unrealized gains
    (losses) from investments                           0.00            (0.19)           (3.08)           8.40           5.46
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                       (0.09)           (3.33)           (3.27)           8.29           5.36
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net realized gains                                     --            (0.07)           (4.32)          (4.08)         (2.70)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       --            (0.07)           (4.32)          (4.08)         (2.70)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      18.15    $       18.24    $       21.64    $      29.23    $     25.02
=============================================================================================================================
Total Return(Excludes Sales Charge)                    (0.49)%         (15.41)%         (13.77)%         36.25%         27.87%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $    409,354    $     336,995    $     338,979    $    343,284    $   159,292
   Ratio of expenses to average net
    assets                                              1.24%            1.24%            1.24%           1.24%          1.24%
   Ratio of net investment income to
    average net assets                                 (0.65)%          (0.82)%          (0.85)%         (0.64)%        (0.60)%
   Ratio of expenses to average net
    assets*                                             1.41%            1.42%            1.37%           1.34%          1.34%
   Portfolio turnover(A)                               70.87%           83.02%          127.02%         181.78%        141.46%



                                                                               YEAR ENDED JUNE 30,
MID CAP GROWTH FUND                             -----------------------------------------------------------------------------
CLASS B                                             2003            2002             2001             2000            1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      16.48    $       19.71    $       27.17    $      23.67    $     21.44
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net  investment income(loss)                        (0.22)           (0.29)           (0.25)          (0.12)         (0.18)
   Net realized and unrealized gains
    (losses) from investments                           0.03            (2.87)           (2.89)           7.70           5.11
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                       (0.19)           (3.16)           (3.14)           7.58           4.93
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net realized gains                                     --            (0.07)           (4.32)          (4.08)         (2.70)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       --            (0.07)           (4.32)          (4.08)         (2.70)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      16.29    $       16.48    $       19.71    $      27.17    $     23.67
=============================================================================================================================
Total Return(Excludes Sales Charge)                    (1.15)%         (16.06)%         (14.42)%         35.23%         26.96%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $    226,174    $     268,231    $     333,269    $    316,729    $   147,600
   Ratio of expenses to average net
    assets                                              1.99%            1.99%            1.99%           1.99%          1.99%
   Ratio of net investment income to
    average net assets                                 (1.40)%          (1.57)%          (1.60)%         (1.39)%        (1.35)%
   Ratio of expenses to average net
    assets*                                             2.06%            2.07%            2.02%           1.99%          1.99%
   Portfolio turnover(A)                               70.87%           83.02%          127.02%         181.78%        141.46%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Funds as a whole without distinguishing among the classes of shares issued.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------


                                                                               YEAR ENDED JUNE 30,
MID CAP GROWTH FUND                             -----------------------------------------------------------------------------
CLASS C                                             2003           2002              2001             2000            1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      17.86    $       21.36    $       29.09    $      25.04    $     22.42
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income(loss)                         (0.22)           (0.29)           (0.34)          (0.20)         (0.15)
   Net realized and unrealized gains
    (losses) from investments                           0.01            (3.14)           (3.07)           8.33           5.47
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                       (0.21)           (3.43)           (3.41)           8.13           5.32
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net realized gains                                     --            (0.07)           (4.32)          (4.08)         (2.70)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       --            (0.07)           (4.32)          (4.08)         (2.70)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      17.65    $       17.86    $       21.36    $      29.09    $     25.04
=============================================================================================================================
Total Return(Excludes Sales Charge)                    (1.18)%         (16.08)%         (14.39)%         35.50%         27.57%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $     58,321    $      56,790    $      65,123    $     64,422    $    16,597
   Ratio of expenses to average net
    assets                                              1.99%            1.99%            1.99%           1.99%          1.99%
   Ratio of net investment income to
    average net assets                                 (1.40)%          (1.57)%          (1.60)%         (1.40)%        (1.32)%
   Ratio of expenses to average net
    assets*                                             2.06%            2.07%            2.02%           1.99%          1.99%
   Portfolio turnover(A)                               70.87%           83.02%          127.02%         181.78%        141.46%



                                                                               YEAR ENDED JUNE 30,
MID CAP VALUE FUND                              -----------------------------------------------------------------------------
CLASS A                                             2003            2002             2001             2000            1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      15.39    $       16.80    $       13.48    $      14.93    $     16.93
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net  investment income                               0.05             0.05             0.08            0.09           0.09
   Net realized and unrealized gains
    (losses) from investments                          (1.14)           (0.05)            4.00           (0.15)          0.26
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                       (1.09)              --             4.08           (0.06)          0.35
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                               (0.05)           (0.05)           (0.08)          (0.09)         (0.09)
   Net realized gains                                  (0.71)           (1.36)           (0.68)          (1.30)         (2.26)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.76)           (1.41)           (0.76)          (1.39)         (2.35)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      13.54    $       15.39    $       16.80    $      13.48    $     14.93
=============================================================================================================================
Total Return(Excludes Sales Charge)                    (6.68)%           0.00%           31.30%           0.05%          3.70%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $    175,561    $     178,569    $     124,248    $     88,721    $   122,392
   Ratio of expenses to average net
    assets                                              1.24%            1.22%            1.21%           1.22%          1.21%
   Ratio of net investment income to
    average net assets                                  0.39%            0.32%            0.51%           0.67%          0.28%
   Ratio of expenses to average net
    assets*                                             1.35%            1.33%            1.32%           1.34%          1.31%
   Portfolio turnover(A)                               99.39%          101.29%          127.06%         110.43%        115.65%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------


                                                                               YEAR ENDED JUNE 30,
MID CAP VALUE FUND                              -----------------------------------------------------------------------------
CLASS B                                            2003           2002              2001             2000            1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      15.09    $       16.57    $       13.34    $      14.80    $     16.85
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income(loss)                         (0.05)           (0.06)           (0.01)          (0.01)            --
   Net realized and unrealized gains
    (losses) from investments                          (1.12)           (0.06)            3.92           (0.14)          0.22
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                       (1.17)           (0.12)            3.91           (0.15)          0.22
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                  --               --               --           (0.01)         (0.01)
   Net realized gains                                  (0.71)           (1.36)           (0.68)          (1.30)         (2.26)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.71)           (1.36)           (0.68)          (1.31)         (2.27)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      13.21    $       15.09    $       16.57    $      13.34    $     14.80
=============================================================================================================================
Total Return(Excludes Sales Charge)                    (7.45)%          (0.77)%          30.26%          (0.61)%         2.76%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $     57,501    $      73,191    $      56,715    $     33,734    $    41,380
   Ratio of expenses to average net
    assets                                              1.99%            1.97%            1.96%           1.97%          1.95%
   Ratio of net investment income to
    average net assets                                 (0.36)%          (0.43)%          (0.24)%         (0.07)%        (0.25)%
   Ratio of expenses to average net
    assets*                                             2.00%            1.98%            1.97%           1.99%          1.96%
   Portfolio turnover(A)                               99.39%          101.29%          127.06%         110.43%        115.65%



                                                                                                                   MARCH 22,
                                                                          YEAR ENDED JUNE 30,                       1999 TO
MID CAP VALUE FUND                              --------------------------------------------------------------      JUNE 30,
CLASS C                                             2003            2002             2001             2000          1999(B)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      15.09    $       16.57    $       13.35    $      14.80    $     13.34
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net  investment income(loss)                        (0.03)           (0.03)            0.02            0.03             --
   Net realized and unrealized gains
    (losses) from investments                          (1.14)           (0.09)            3.90           (0.15)          1.46
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                       (1.17)           (0.12)            3.92           (0.12)          1.46
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                  --               --            (0.02)          (0.03)            --
   Net realized gains                                  (0.71)           (1.36)            0.68           (1.30)            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                    (0.71)           (1.36)            0.70           (1.33)            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      13.21    $       15.09    $       16.57    $      13.35    $     14.80
=============================================================================================================================
Total Return(Excludes Sales Charge)                    (7.38)%          (0.77)%          30.32%          (0.40)%        10.98%(C)
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $    17,722     $      12,349    $       2,807    $        169    $        48
   Ratio of expenses to average net
    assets                                              1.99%            1.97%            1.96%           1.97%          1.95%(D)
   Ratio of net investment income to
    average net assets                                 (0.35)%          (0.43)%          (0.33)%         (0.10)%        (0.44)%(D)
   Ratio of expenses to average net
    assets*                                             2.00%            1.98%            1.97%           2.00%          1.96%(D)
   Portfolio turnover(A)                               99.39%          101.29%          127.06%         110.43%        115.65%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (B)Period from commencement of operations. (C)Not annualized. (D)Annualized.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------


                                                                                                     SIX MONTHS
                                                              YEAR ENDED JUNE 30,                      ENDED           YEAR ENDED
DIVERSIFIED MID CAP FUND                     -----------------------------------------------------     JUNE 30,       DECEMBER 31,
CLASS A                                         2003          2002          2001           2000        1999(A)            1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     15.84   $     18.25   $     21.50   $     21.96   $     20.35      $      20.89
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income(loss)                      0.01         (0.02)        (0.01)        (0.01)        (0.04)            (0.07)
   Net realized and unrealized
   gains (losses) from investments                 (0.54)        (1.51)         1.31          2.58          1.70              0.92
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                   (0.53)        (1.53)         1.30          2.57          1.66              0.85
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                           (0.01)           --           -(B)        (0.02)           --                --
   Net realized gains                                 --         (0.88)        (4.55)        (3.01)        (0.05)            (1.39)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.01)        (0.88)        (4.55)        (3.03)        (0.05)            (1.39)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,  END OF PERIOD              $     15.30   $     15.84   $     18.25   $     21.50   $     21.96      $      20.35
==================================================================================================================================
Total Return (Excludes Sales Charge)               (3.37)%       (8.62)%        5.91%        13.74%         8.21%(C)          4.30%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)         $   115,500   $   149,373   $   177,665   $   217,623   $   242,528      $    278,279
   Ratio of expenses to average net assets          1.22%         1.22%         1.18%         1.11%         1.10%(D)          1.15%
   Ratio of net investment income to
    average net assets                              0.03%        (0.10)%       (0.06)%       (0.01)%       (0.30)%(D)        (0.33)%
   Ratio of expenses to average net assets*         1.33%         1.34%         1.32%         1.35%         1.22%(D)          1.15%
   Portfolio turnover(E)                           48.94%        37.08%        59.45%        70.01%        23.53%            26.89%



                                                                                                      SIX MONTHS
                                                             YEAR ENDED JUNE 30,                        ENDED          YEAR ENDED
DIVERSIFIED MID CAP FUND**                   -----------------------------------------------------     JUNE 30,       DECEMBER 31,
CLASS B                                          2003         2002           2001         2000         1999(A)            1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     15.48   $     17.98   $     32.40   $     40.92   $     38.20      $      42.32
Investment Activities:
   Net investment income (loss)                    (0.09)        (0.11)        (0.30)        (0.08)        (0.28)            (0.36)
   Net realized and unrealized
   gains (losses) from investments                 (0.55)        (1.51)         2.21          3.64          3.20              1.80
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                   (0.64)        (1.62)         1.91          3.56          2.92              1.44
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                              --            --            --         (0.04)           --                --
   Net realized gains                                 --         (0.88)       (16.33)       (12.04)        (0.20)            (5.56)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   --         (0.88)       (16.33)       (12.08)        (0.20)            (5.56)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $     14.84   $     15.48   $     17.98   $     32.40   $     40.92      $      38.20
==================================================================================================================================
Total Return (Excludes Sales Charge)               (4.13)%       (9.28)%        5.05%        13.01%         7.76%(C)          3.79%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of  period (000)        $    15,185   $    14,727   $    12,149   $     6,771   $     6,283      $      7,108
   Ratio of expenses to average net assets          1.96%         1.97%         1.93%         1.86%         1.88%(D)          1.90%
   Ratio of net investment                         (0.71)%       (0.84)%       (0.81)%       (0.75)%      (1.08)%(D)         (1.08)%
   income to average net assets
   Ratio of expenses to average net assets*         1.98%         1.99%         1.96%         2.00%         1.95%(D)          1.90%
   Portfolio turnover(E)                           48.94%        37.08%        59.45%        70.01%        23.53%            26.89%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. ** Per share numbers prior to November 17, 2000, have been adjusted to reflect a 4 for 1 reverse stock split.
(A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap
Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Mid Cap
Opportunity Fund. (B) Amount is less than $0.01. (C) Not annualized. (D)
Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------


                                                                                            MARCH
DIVERSIFIED MID CAP FUND**                                                                    22,
CLASS C                                                   YEAR ENDED JUNE 30,              1999 TO
                                               -----------------------------------------   JUNE 30,
                                                 2003       2002       2001        2000     1999(A)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  15.49   $  17.99   $  32.36   $  40.92   $  35.72
---------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)                    (0.07)     (0.09)     (0.05)     (0.28)        --
  Net realized and unrealized gains (losses)      (0.57)     (1.53)      2.01       3.80       5.20
   from investments
---------------------------------------------------------------------------------------------------
Total from Investment Activities                  (0.64)     (1.62)      1.96       3.52       5.20
---------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                              --         --         --      (0.04)        --
  Net realized gains                                 --      (0.88)    (16.33)    (12.04)        --
---------------------------------------------------------------------------------------------------
Total Distributions                                  --      (0.88)    (16.33)    (12.08)        --
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $  14.85   $  15.49   $  17.99   $  32.36   $  40.92
===================================================================================================
Total Return (Excludes Sales Charge)              (4.13)%    (9.27)%     5.24%     12.83%     14.56%(B)

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period(000)              $  5,882   $  3,239   $  1,809   $    109   $     15
 Ratio of expenses to average net assets           1.96%      1.97%      1.97%      1.86%      1.88%(C)
 Ratio of net investment income to average
  net assets                                      (0.71)%    (0.84)%    (0.77)%    (0.72)%    (1.20)%(C)
 Ratio of expenses to average net assets*          1.98%      1.99%      1.98%      2.00%      1.99%(C)
 Portfolio turnover(D)                            48.94%     37.08%     59.45%     70.01%     23.53%



LARGE CAP GROWTH FUND
CLASS A                                                             YEAR ENDED JUNE 30,
                                              --------------------------------------------------------------
                                                 2003         2002         2001         2000        1999
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $    12.62   $    17.57   $    27.42   $    26.86   $    23.32
------------------------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income(loss)                       (0.01)       (0.06)       (0.14)       (0.07)       (0.07)
 Net realized and unrealized gains (losses)         0.32        (4.89)       (8.81)        3.97         5.97
  from investments
------------------------------------------------------------------------------------------------------------
Total from Investment Activities                    0.31        (4.95)       (8.95)        3.90         5.90
------------------------------------------------------------------------------------------------------------
Distributions:
  Net realized gains                                  --           --        (0.90)       (3.34)       (2.36)
------------------------------------------------------------------------------------------------------------
Total Distributions                                   --           --        (0.90)       (3.34)       (2.36)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $    12.93   $    12.62   $    17.57   $    27.42   $    26.86
============================================================================================================
Total Return (Excludes Sales Charge)                2.46%      (28.17)%     (33.72)%      14.99%       28.43%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period(000)             $  242,656   $  247,732   $  412,205   $  662,088   $  447,209
 Ratio of expenses to average net assets            1.24%        1.22%        1.18%        1.19%        1.21%
 Ratio of net investment income to average         (0.13)%      (0.37)%      (0.63)%      (0.38)%      (0.43)%
 net assets
 Ratio of expenses to average net assets*           1.48%        1.42%        1.35%        1.29%        1.31%
 Portfolio turnover(D)                             60.12%       69.07%       73.36%      123.21%       86.34%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. ** Per share numbers prior to November 17, 2000, have been adjusted to reflect a 4 for 1 reverse stock split.
(A) Period from commencement of operations. (B) Not annualized. (C) Annualized.
(D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------


LARGE CAP GROWTH FUND
CLASS B                                                             YEAR ENDED JUNE 30,
                                              --------------------------------------------------------------
                                                 2003         2002         2001         2000        1999
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $    11.83   $    16.60   $    26.14   $    25.92   $    22.73
------------------------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income(loss)                       (0.10)       (0.18)       (0.29)       (0.15)       (0.09)
 Net realized and unrealized gains (losses)
  from investments                                  0.31        (4.59)       (8.35)        3.71         5.64
------------------------------------------------------------------------------------------------------------
Total from Investment Activities                    0.21        (4.77)       (8.64)        3.56         5.55
------------------------------------------------------------------------------------------------------------
Distributions:
Net realized gains                                    --           --        (0.90)       (3.34)       (2.36)
------------------------------------------------------------------------------------------------------------
Total Distributions                                   --           --        (0.90)       (3.34)       (2.36)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $    12.04   $    11.83   $    16.60   $    26.14   $    25.92
============================================================================================================
Total Return (Excludes Sales Charge)                1.78%     (28.73)%      (34.20)%      14.16%       27.54%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period(000)             $  324,321   $  386,175   $  619,423   $  978,576   $  617,672
 Ratio of expenses to average net assets            1.99%        1.97%        1.93%        1.94%        1.96%
 Ratio of net investment income to average
  net assets                                       (0.88)%      (1.13)%      (1.38)       (1.13)%      (0.98)%
 Ratio of expenses to average net assets*           2.13%        2.07%        2.00%        1.94%        1.96%
 Portfolio turnover(A)                             60.12%       69.07%       73.36%      123.21%       86.34%

LARGE CAP GROWTH FUND
CLASS C                                                             YEAR ENDED JUNE 30,
                                              --------------------------------------------------------------
                                                 2003         2002         2001         2000        1999
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $    11.73   $    16.45   $    25.91   $    25.71   $    22.57
------------------------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income(loss)                       (0.09)       (0.17)       (0.30)       (0.10)       (0.04)
 Net realized and unrealized gains(losses)
  from investments                                  0.29        (4.55)       (8.26)        3.64         5.54
------------------------------------------------------------------------------------------------------------
Total from Investment Activities                    0.20        (4.72)       (8.56)        3.54         5.50
------------------------------------------------------------------------------------------------------------
Distributions:
Net realized gains                                    --           --        (0.90)       (3.34)       (2.36)
------------------------------------------------------------------------------------------------------------
Total Distributions                                   --           --        (0.90)       (3.34)       (2.36)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $    11.93   $    11.73   $    16.45   $    25.91   $    25.71
============================================================================================================
Total Return (Excludes Sales Charge)                1.71%     (28.69)%      (34.19)%      14.20%       27.52%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period(000)             $   20,715   $   22,237   $   35,685   $   55,682   $    8,328
 Ratio of expenses to average net assets            1.99%        1.97%        1.93%        1.95%        1.95%
 Ratio of net investment income to average
  net assets                                       (0.87)%      (1.13)%      (1.38)       (1.17)%      (0.94)%
 Ratio of expenses to average net assets*           2.13%        2.07%        2.00%        1.95%        1.95%
 Portfolio turnover(A)                             60.12%       69.07%       73.36%      123.21%       86.34%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

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O N E  G R O U P (R)
====================

                                                                               YEAR ENDED JUNE 30,
LARGE CAP VALUE FUND                                         -------------------------------------------------------
CLASS A                                                        2003        2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 12.87     $ 16.28     $ 15.61     $ 18.24     $ 16.77
--------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                 0.10        0.06        0.07        0.09        0.14
   Net realized and unrealized gains (losses) from
    investments                                                (0.71)      (3.25)       1.07       (1.14)       2.52
--------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                               (0.61)      (3.19)       1.14       (1.05)       2.66
--------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                       (0.10)      (0.05)      (0.08)      (0.09)      (0.14)
   Net realized gains                                              -       (0.17)      (0.39)      (1.49)      (1.05)
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (0.10)      (0.22)      (0.47)      (1.58)      (1.19)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $ 12.16     $ 12.87     $ 16.28     $ 15.61     $ 18.24
====================================================================================================================
Total Return (Excludes Sales Charge)                           (4.67)%    (19.74)%      7.30%      (6.06)%     17.39%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                         $37,205     $39,546     $77,476     $45,190     $28,448
   Ratio of expenses to average net assets                      1.22%       1.23%       1.21%       1.21%       1.20%
   Ratio of net investment income to average net assets         0.87%       0.43%       0.44%       0.56%       0.90%
   Ratio of expenses to average net assets*                     1.33%       1.34%       1.31%       1.31%       1.30%
   Portfolio turnover(A)                                       84.63%     125.65%     127.66%     131.95%      40.69%

                                                                               YEAR ENDED JUNE 30,
LARGE CAP VALUE FUND                                         -------------------------------------------------------
CLASS B                                                        2003        2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 12.78     $ 16.22     $ 15.61     $ 18.25     $ 16.84
--------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                 0.01       (0.05)      (0.04)      (0.02)       0.03
   Net realized and unrealized gains (losses) from
   investments                                                 (0.70)      (3.22)       1.04       (1.12)       2.48
--------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                               (0.69)      (3.27)       1.00       (1.14)       2.51
--------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                       (0.01)          -           -       (0.01)      (0.05)
   Net realized gains                                              -       (0.17)      (0.39)      (1.49)      (1.05)
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (0.01)      (0.17)      (0.39)      (1.50)      (1.10)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $ 12.08     $ 12.78     $ 16.22     $ 15.61     $ 18.25
====================================================================================================================
Total Return (Excludes Sales Charge)                           (5.36)%    (20.32)%      6.42%      (6.56)%     16.30%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                         $19,315     $23,015     $31,222     $25,795     $24,877
   Ratio of expenses to average net assets                      1.97%       1.98%       1.96%       1.96%       1.95%
   Ratio of net investment income to average net assets         0.14%      (0.33)%     (0.31)%     (0.18)%      0.15%
   Ratio of expenses to average net assets*                     1.98%       1.99%       1.96%       1.96%       1.95%
   Portfolio turnover(A)                                       84.63%     125.65%     127.66%     131.95%      40.69%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

FINANCIAL HIGHLIGHTS

O N E G R O U P (R)
====================

                                                                                                               MARCH 22,
                                                                                                                1999 TO
                                                                               YEAR ENDED JUNE 30,             JUNE 30,
 LARGE CAP VALUE FUND                                           -----------------------------------------------
 CLASS C                                                         2003        2002       2001        2000         1999(A)
------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                          $ 12.76     $ 16.20    $  15.58     $ 18.24     $ 16.96
------------------------------------------------------------------------------------------------------------------------
 Investment Activities:
   Net investment income (loss)                                   0.02       (0.04)      (0.03)      (0.01)       0.03
   Net realized and unrealized gains (losses)from investments    (0.70)      (3.23)       1.04       (1.15)       1.28
------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 (0.68)      (3.27)       1.01       (1.16)       1.31
------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                         (0.02)          -           -       (0.01)      (0.03)
   Net realized gains                                                -       (0.17)      (0.39)      (1.49)          -
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.02)      (0.17)      (0.39)      (1.50)      (0.03)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 12.06     $ 12.76    $  16.20    $  15.58    $  18.24
========================================================================================================================
Total Return (Excludes Sales Charge)                             (5.33)%    (20.35)%      6.50%      (6.63)       7.74%(B)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                           $ 4,306     $ 3,643    $  3,767    $  2,536    $    135
   Ratio of expenses to average net assets                        1.97%       1.98%       1.96%       1.96%       1.95%(C)
   Ratio of net investment income to average net assets           0.13%      (0.33)%      0.31)%     (0.16)       0.34%(C)
   Ratio of expenses to average net assets                        1.98%       1.99%       1.96%       1.96%       1.95%(C)
   Portfolio turnover(D)                                         84.63%     125.65%     127.66%     131.95%      40.69%


                                                                                   YEAR ENDED JUNE 30,
EQUITY INCOME FUND                                             --------------------------------------------------------
CLASS A                                                          2003        2002       2001        2000         1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 16.30     $ 19.36     $ 21.19    $  24.45    $  24.04
-----------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                   0.22        0.20        0.20        0.25        0.27
   Net realized and unrealized gains (losses)from investments    (0.82)      (2.00)       0.69       (2.31)       2.08
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 (0.60)      (1.80)       0.89       (2.06)       2.35
-----------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                         (0.22)      (0.20)      (0.20)      (0.26)      (0.26)
   Net realized gains                                            (0.48)      (1.06)      (2.52)      (0.94)      (1.68)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.70)      (1.26)      (2.72)      (1.20)      (1.94)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 15.00     $ 16.30    $  19.36     $ 21.19    $  24.45
=======================================================================================================================
Total Return (Excludes Sales Charge)                             (3.32)%     (9.89)%      4.02%      (8.61)      10.94%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                          $ 86,098     $95,276     $94,379    $102,783    $135,420
   Ratio of expenses to average net assets                        1.24%       1.24%       1.23%       1.16%       1.18%
   Ratio of net investment income to average net assets           1.58%       1.12%       1.00%       1.17%       1.17%
   Ratio of expenses to average net assets*                       1.37%       1.36%       1.35%       1.35%       1.34%
   Portfolio turnover(D)                                         16.80%      17.03%      13.44%      15.82%      16.22%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                              FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------

                                                                     YEAR ENDED JUNE 30,
EQUITY INCOME FUND                                   -----------------------------------------------------
CLASS B                                               2003        2002        2001        2000       1999
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 16.28     $ 19.37   $  21.23    $  24.50   $  24.08
----------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                         0.12        0.06       0.05        0.09       0.09
   Net realized and unrealized gains (losses) from
     investments                                       (0.82)      (2.00)      0.69       (2.30)      2.10
----------------------------------------------------------------------------------------------------------
Total from Investment Activities                       (0.70)      (1.94)      0.74       (2.21)      2.19
----------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                               (0.12)      (0.09)     (0.08)      (0.12)     (0.09)
   Net realized gains                                  (0.48)      (1.06)     (2.52)      (0.94)     (1.68)
----------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.60)      (1.15)     (2.60)      (1.06)     (1.77)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $ 14.98     $ 16.28   $  19.37    $  21.23   $  24.50
==========================================================================================================
Total Return (Excludes Sales Charge)                   (4.05)%    (10.57)%     3.27%      (9.22)%    10.18%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                 $79,963    $105,010   $126,701    $142,259   $197,016
   Ratio of expenses to average net assets              1.99%       1.99%      1.98%       1.91%      1.93%
   Ratio of net investment income to average
     net assets                                         0.84%       0.38%      0.25%       0.43%      0.40%
   Ratio of expenses to average net assets*             2.02%       2.01%      2.00%       2.00%      1.99%
   Portfolio turnover(A)                               16.80%      17.03%     13.44%      15.82%     16.22%
                                                                         YEAR ENDED JUNE 30,
EQUITY INCOME FUND                                    ----------------------------------------------------
CLASS C                                                 2003       2002       2001      2000        1999
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 16.28     $ 19.36    $ 21.26    $ 24.51     $ 24.08
----------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                         0.11        0.07       0.04       0.09        0.10
   Net realized and unrealized gains (losses)
     from investments                                  (0.81)      (2.00)      0.66      (2.27)       2.11
----------------------------------------------------------------------------------------------------------
Total from Investment Activities                       (0.70)      (1.93)      0.70      (2.18)       2.21
----------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                               (0.12)      (0.09)     (0.08)     (0.13)      (0.10)
   Net realized gains                                  (0.48)      (1.06)     (2.52)     (0.94)      (1.68)
----------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.60)      (1.15)     (2.60)     (1.07)      (1.78)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $ 14.98     $ 16.28    $ 19.36    $ 21.26     $ 24.51
==========================================================================================================
Total Return (Excludes Sales Charge)                   (4.02)%    (10.52)%     3.07%     (9.10)%     10.24%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                 $ 2,639     $ 1,645    $ 1,160    $ 1,215     $   658
   Ratio of expenses to average net assets              1.99%       1.99%      1.98%      1.94%       1.94%
   Ratio of net investment income to average net
     assets                                             0.82%       0.34%      0.25%      0.37%       0.36%
   Ratio of expenses to average net assets*             2.02%       2.01%      2.00%      2.01%       1.99%
   Portfolio turnover(A)                               16.80%      17.03%     13.44%     15.82%      16.22%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
====================

                                                                               YEAR ENDED JUNE 30,
DIVERSIFIED EQUITY FUND                                     --------------------------------------------------------
CLASS A                                                        2003        2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $  10.42     $  12.91   $  15.00    $  15.16    $  13.50
--------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                 0.05         0.02          -           -        0.02
   Net realized and unrealized gains (losses)                  (0.20)       (2.45)     (1.84)       0.72        2.51
   from investments
--------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                               (0.15)       (2.43)     (1.84)       0.72        2.53
--------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                       (0.05)       (0.02)     (0.01)      (0.01)      (0.03)
   Net realized gains                                              -        (0.04)     (0.24)      (0.87)      (0.84)
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (0.05)       (0.06)     (0.25)      (0.88)      (0.87)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $ 10.22     $  10.42   $  12.91    $  15.00    $  15.16
====================================================================================================================
Total Return (Excludes Sales Charge)                           (1.39)%     (18.87)%   (12.52)%      4.97%      20.36%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                        $162,458     $193,278   $232,969    $298,378    $340,736
   Ratio of expenses to average net assets                      1.23%        1.23%      1.20%       1.20%       1.20%
   Ratio of net investment income to average                    0.54%        0.21%      0.01%      (0.05)%      0.10%
   net assets
   Ratio of expenses to average net assets*                     1.34%        1.34%      1.31%       1.30%       1.30%
   Portfolio turnover(A)                                       26.95%       14.29%     21.92%      37.98%      50.82%


                                                                               YEAR ENDED JUNE 30,
DIVERSIFIED EQUITY FUND                                     --------------------------------------------------------
CLASS B                                                        2003        2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.08      $ 12.56    $ 14.70     $ 14.97     $ 13.40
--------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                (0.02)       (0.06)     (0.11)      (0.10)      (0.07)
   Net realized and unrealized gains (losses)                  (0.19)       (2.38)     (1.79)       0.70        2.48
   from investments
--------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                               (0.21)       (2.44)     (1.90)       0.60        2.41
--------------------------------------------------------------------------------------------------------------------
Distributions:
   Net realized gains                                              -        (0.04)     (0.24)      (0.87)      (0.84)
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                                -        (0.04)     (0.24)      (0.87)      (0.84)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 9.87      $ 10.08    $ 12.56     $ 14.70     $ 14.97
====================================================================================================================
Total Return (Excludes Sales Charge)                           (2.08)%     (19.49)%   (13.17)%      4.23%      19.52%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                        $ 27,431     $ 39,421   $ 45,451    $ 55,227    $ 52,004
   Ratio of expenses to average net assets                      1.98%        1.98%      1.95%       1.95%       1.96%
   Ratio of net investment income to average                   (0.21)%      (0.54)%    (0.74)%    (0.80)%     (0.80)%
   net assets
   Ratio of expenses to average net assets*                     1.99%        1.99%      1.96%       1.95%       1.96%
   Portfolio turnover(A)                                       26.95%       14.29%     21.92%      37.98%      50.82%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

FINANCIAL HIGHLIGHTS

O N E G R O U P (R)
===================

                                                                           YEAR ENDED JUNE 30,
DIVERSIFIED EQUITY FUND                                    ---------------------------------------------------
CLASS C                                                      2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.15    $ 12.65    $ 14.80    $ 15.06     $13.47
--------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                              (0.02)     (0.06)     (0.07)     (0.08)     (0.03)
   Net realized and unrealized gains (losses) from
   investments                                               (0.19)     (2.40)     (1.84)      0.69       2.46
--------------------------------------------------------------------------------------------------------------
Total from Investment Activities                             (0.21)     (2.46)     (1.91)      0.61       2.43
--------------------------------------------------------------------------------------------------------------
Distributions:
   Net realized gains                                         -         (0.04)     (0.24)     (0.87)     (0.84)
--------------------------------------------------------------------------------------------------------------
Total Distributions                                           -         (0.04)     (0.24)     (0.87)     (0.84)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $  9.94    $ 10.15    $ 12.65    $ 14.80     $15.06
==============================================================================================================
Total Return (Excludes Sales Charge)                         (2.07)%   (19.51)%   (13.15)      4.27%     19.57%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                       $14,077    $14,698    $18,450    $16,780     $8,058
   Ratio of expenses to average net assets                    1.98%      1.98%      1.95%      1.95%      1.96%
   Ratio of net investment income to average net assets      (0.21)%    (0.54)%    (0.74)%    (0.82)     (0.57)%
   Ratio of expenses to average net assets*                   1.99%      1.99%      1.96%      1.95%      1.96%
   Portfolio turnover(A)                                     26.95%     14.29%     21.92%     37.98%     50.82%

                                                                           YEAR ENDED JUNE 30,
BALANCED FUND                                              ---------------------------------------------------
CLASS A                                                      2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $  11.66   $  13.14   $  14.00    $ 14.14    $ 13.81
--------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                               0.25       0.29       0.31       0.34       0.31
   Net realized and unrealized gains (losses) from
   investments                                                0.17      (1.48)     (0.85)      0.40       1.28
--------------------------------------------------------------------------------------------------------------
Total from Investment Activities                              0.42      (1.19)     (0.54)      0.74       1.59
--------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                     (0.26)     (0.29)     (0.32)     (0.35)     (0.31)
   Net realized gains                                         -          -          -         (0.53)     (0.95)
--------------------------------------------------------------------------------------------------------------
Total Distributions                                          (0.26)     (0.29)     (0.32)     (0.88)     (1.26)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $  11.82   $  11.66   $  13.14    $ 14.00    $ 14.14
==============================================================================================================
Total Return (Excludes Sales Charge)                          3.80%     (9.20)%    (3.92)%     5.48%     12.45%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                      $105,920   $112,233   $129,984    $135,36    $80,819
   Ratio of expenses to average net assets                    1.14%      1.14%      1.14%      1.13%      1.10%
   Ratio of net investment income to average net assets       2.30%      2.27%      2.31%      2.53%      2.33%
   Ratio of expenses to average net assets*                   1.39%      1.39%      1.36%      1.34%      1.30%
   Portfolio turnover(A)                                     26.30%     24.92%     37.61%     57.08%     85.81%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                              FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)


                                                                                             YEAR ENDED JUNE 30,
BALANCED FUND                                                       --------------------------------------------------------------
CLASS B                                                                2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    11.71   $    13.20   $    14.06   $    14.20   $    13.87
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                           0.18         0.19         0.21         0.25         0.21
   Net realized and unrealized gains (losses) from investments            0.17        (1.49)       (0.85)        0.39         1.28
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                          0.35        (1.30)       (0.64)        0.64         1.49
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                                 (0.18)       (0.19)       (0.22)       (0.25)       (0.21)
   Net realized gains                                                       --           --           --        (0.53)       (0.95)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (0.18)       (0.19)       (0.22)       (0.78)       (1.16)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    11.88   $    11.71   $    13.20   $    14.06   $    14.20
==================================================================================================================================
Total Return (Excludes Sales Charge)                                      3.09%       (9.92)%      (4.62)%       4.67%       11.59%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                                $  185,901   $  224,235   $  275,132   $  298,355   $  238,490
   Ratio of expenses to average net assets                                1.89%        1.89%        1.89%        1.88%        1.85%
   Ratio of net investment income to average net assets                   1.56%        1.52%        1.56%        1.79%        1.58%
   Ratio of expenses to average net assets*                               2.04%        2.04%        2.01%        1.99%        1.95%
   Portfolio turnover(A)                                                 26.30%       24.92%       37.61%       57.08%       85.81%

                                                                                                              MAY 30,
                                                                                     YEAR ENDED               2000 TO
                                                                                       JUNE 30,               JUNE 30,
BALANCED FUND                                                       -----------------------------------------
CLASS C                                                                2003         2002         2001         2000(B)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    11.71   $    13.20   $    14.06   $    13.75
------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                           0.17         0.19         0.22         0.01
   Net realized and unrealized gains (losses) from investments            0.17        (1.48)       (0.86)        0.33
------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                          0.34        (1.29)       (0.64)        0.34
------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                                 (0.18)       (0.20)       (0.22)       (0.03)
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (0.18)       (0.20)       (0.22)       (0.03)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    11.87   $    11.71   $    13.20   $    14.06
========================================================================================================================
Total Return (Excludes Sales Charge)                                      3.03%       (9.88)%      (4.58)%       2.44%(C)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                                $    3,823   $    2,853   $    1,492   $      763
   Ratio of expenses to average net assets                                1.89%        1.89%        1.89%        1.89%(D)
   Ratio of net investment income to average net assets                   1.54%        1.52%        1.56%        1.25%(D)
   Ratio of expenses to average net assets*                               2.04%        2.04%        2.00%        2.01%(D)
   Portfolio turnover(A)                                                 26.30%       24.92%       37.61%       57.08%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized.

                              FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------

EQUITY INDEX FUND


                                                                                         YEAR ENDED JUNE 30,
                                                                      ----------------------------------------------------------
CLASS A                                                                 2003        2002        2001         2000        1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $  22.60    $  27.96    $  33.20     $  31.78    $  27.15
--------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                           0.25        0.23        0.20         0.22        0.22
   Net realized and unrealized gains (losses) from investments           (0.34)      (5.37)      (5.25)        1.87        5.56
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                         (0.09)      (5.14)      (5.05)        2.09        5.78
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                                 (0.25)      (0.22)      (0.19)       (0.22)      (0.23)
   Net realized gains                                                       --           -                    (0.45)      (0.92)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (0.25)      (0.22)      (0.19)       (0.67)      (1.15)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $  22.26    $  22.60    $  27.96     $  33.20    $  31.78
================================================================================================================================
Total Return (Excludes Sales Charge)                                     (0.28)%    (18.46)%    (15.25)%       6.61%      22.22%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                                  $423,696    $452,983    $728,675     $903,371    $732,325
   Ratio of expenses to average net assets                                0.60%       0.60%       0.60%        0.60%       0.60%
   Ratio of net investment income to average net assets                   1.21%       0.85%       0.64%        0.69%       0.79%
   Ratio of expenses to average net assets*                               0.95%       0.95%       0.93%        0.92%       0.92%
   Portfolio turnover(A)                                                  6.74%       6.68%       9.72%        7.89%       5.37%

EQUITY INDEX FUND

                                                                                         YEAR ENDED JUNE 30,
                                                                      ----------------------------------------------------------
CLASS B                                                                 2003        2002        2001         2000        1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $  22.50    $  27.83    $  33.09     $  31.72    $  27.13
--------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                           0.10        0.02       (0.04)       (0.01)       0.04
   Net realized and unrealized gains (losses) from investments           (0.34)      (5.33)      (5.22)        1.84        5.53
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                         (0.24)      (5.31)      (5.26)        1.83        5.57
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                                 (0.09)      (0.02)          -        (0.01)      (0.06)
   Net realized gains                                                        -           -           -        (0.45)      (0.92)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (0.09)      (0.02)          -        (0.46)      (0.98)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $  22.17    $  22.50    $  27.83     $  33.09    $  31.72
================================================================================================================================
Total Return (Excludes Sales Charge)                                     (1.02)%    (19.07)%    (15.90)%       5.80%      21.32%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                                  $342,599    $415,408    $556,225     $691,700    $534,777
   Ratio of expenses to average net assets                                1.35%       1.35%       1.35%        1.35%       1.35%
   Ratio of net investment income to average net assets                   0.46%       0.10%      (0.11)%      (0.06)       0.12%
   Ratio of expenses to average net assets*                               1.60%       1.60%       1.58%        1.57%       1.57%
   Portfolio turnover(A)                                                  6.74%       6.68%       9.72%        7.89%       5.37%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                              FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
-------------------


                                                                            YEAR ENDED JUNE 30,
                                                         ---------------------------------------------------------
EQUITY INDEX FUND
CLASS C                                                     2003        2002       2001        2000         1999
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  22.53   $   27.87   $  33.14    $   31.76    $   27.14
------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                              0.09        0.03      (0.02)        0.01         0.07
   Net realized and unrealized gains (losses)
    from investments                                        (0.34)      (5.34)     (5.25)        1.84         5.55
------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                            (0.25)      (5.31)     (5.27)        1.85         5.62
------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                    (0.09)      (0.03)         -        (0.02)       (0.08)
   Net realized gains                                           -           -          -        (0.45)       (0.92)
------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.09)      (0.03)         -        (0.47)       (1.00)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  22.19   $   22.53   $  27.87    $   33.14    $   31.76
==================================================================================================================
Total Return (Excludes Sales Charge)                        (1.05)%    (19.06)%   (15.90)%       5.84%       21.52%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                     $105,797   $ 112,262   $130,295    $ 133,030    $  59,042
   Ratio of expenses to average net assets                   1.35%       1.35%      1.35%        1.35%        1.35%
   Ratio of net investment income to average net
    assets                                                   0.46%       0.10%     (0.11)%      (0.06)        0.11%
   Ratio of expenses to average net assets*                  1.60%       1.60%      1.58%        1.57%        1.57%
   Portfolio turnover(D)                                     6.74%       6.68%      9.72%        7.89%        5.37%

                                                                                                         SIX MONTHS      JULY 31,
                                                                        YEAR ENDED JUNE 30,                 ENDED        1998 TO
MARKET EXPANSION INDEX FUND                                 ----------------------------------------       JUNE  30,   DECEMBER 31,
CLASS A                                                        2003      2002       2001       2000         1999(E)      1998(A)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOd                        $   8.58    $  8.81   $  9.06    $ 10.63     $  10.53     $   10.00
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                 0.02       0.01      0.03       0.05         0.03             -
   Net realized and unrealized gains (losses)
    from investments                                           (0.25)     (0.19)     0.71       1.14         0.39          0.95
   Capital contributions from Investment Advisor                   -          -         -       0.02            -             -
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                               (0.23)     (0.18)     0.74       1.21         0.42          0.95
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                       (0.01)     (0.01)    (0.03)     (0.05)       (0.03)        (0.01)
   Net realized gains                                          (0.02)     (0.04)    (0.96)     (2.73)       (0.29)        (0.41)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (0.03)     (0.05)    (0.99)     (2.78)       (0.32)        (0.42)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $   8.32    $  8.58   $  8.81    $  9.06     $  10.63     $   10.53
====================================================================================================================================
Total Return (Excludes Sales Charge)                           (2.58)%    (2.11)%    8.59%     13.93%        4.39%(B)      9.30%(B)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                        $ 16,565     11,047   $ 3,808    $ 2,066     $    277     $      30
   Ratio of expenses to average net assets                      0.82%      0.82%     0.82%      0.82%        0.85%(C)      0.77%(C)
   Ratio of net investment income to average net
    assets                                                      0.35%      0.18%     0.34%      0.51%        0.43%(C)      0.47%(C)
   Ratio of expenses to average net assets*                     1.19%      1.23%     1.20%      1.28%        1.42%(C)      1.24%(C)
   Portfolio turnover(D)                                       53.51%     73.63%    36.68%     64.29%       36.50%        20.18%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (E) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Market Expansion Index Fund.

               FINANCIAL HIGHLIGHTS

ONE GROUP/R/

                                                                                               SIX MONTHS      JULY 31,
                                                                YEAR ENDED JUNE 30,               ENDED        1998 TO
MARKET EXPANSION INDEX FUND                        --------------------------------------------  JUNE 30,    DECEMBER 31,
CLASS B                                               2003        2002       2001       2000     1999(A)       1998(B)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  8.58     $  8.86     $ 9.15     $10.74     $10.49        $10.00
-------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                      (0.03)      (0.03)     (0.02)     (0.01)      0.02         (0.02)
   Net realized and unrealized gains                 (0.26)      (0.21)      0.69       1.13       0.54          0.92
   (losses) from investments
   Capital contributions from Investment Advisor        --          --         --       0.02         --            --
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                     (0.29)      (0.24)      0.67       1.14       0.56          0.90
-------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                --          --         --         --      (0.02)           --
   Net realized gains                                (0.02)      (0.04)     (0.96)     (2.73)     (0.29)        (0.41)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.02)      (0.04)     (0.96)     (2.73)     (0.31)        (0.41)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $  8.27     $  8.58     $ 8.86     $ 9.15     $10.74        $10.49
=========================================================================================================================
Total Return (Excludes Sales Charge)                 (3.36)%     (2.75)%     7.68%     13.06%      5.75%(C)      9.85%(C)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)               $13,116     $10,368     $4,888     $2,495     $  309        $   --(G)
   Ratio of expenses to average net assets            1.57%       1.57%      1.57%      1.57%      1.60%(E)      1.87%(E)
   Ratio of net investment income to
   average net assets                                (0.40)%     (0.56)%    (0.41)%    (0.23)%    (0.34)%(E)    (0.59)%(E)
   Ratio of expenses to average net assets*           1.82%       1.89%      1.85%      1.93%      2.13%(E)      2.14%(E)
   Portfolio turnover(F)                             53.51%      73.63%     36.68%     64.29%     36.50%        20.18%

                                                                                                             MARCH 22,
                                                                         YEAR ENDED JUNE 30,                  1999 TO
MARKET EXPANSION INDEX FUND                              -------------------------------------------------    JUNE 30,
CLASS C                                                     2003          2002          2001        2000      1999(B)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  8.39        $ 8.66        $ 8.96      $10.57      $ 9.32
-------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                            (0.03)        (0.02)        (0.01)      (0.05)       0.02
   Net realized and unrealized gains
   (losses) from investments                               (0.26)        (0.21)         0.67        1.15        1.25
   Capital contributions from Investment Advisor              --            --            --        0.02          --
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                           (0.29)        (0.23)         0.66        1.12        1.27
-------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                      --            --            --         --(D)     (0.02)
   Net realized gains                                      (0.02)        (0.04)        (0.96)      (2.73)         --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.02)        (0.04)        (0.96)      (2.73)      (0.02)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  8.08        $  8.39       $ 8.66      $ 8.96      $10.57
=========================================================================================================================
Total Return (Excludes Sales Charge)                       (3.44)%       (2.69)%        7.78%      13.11%      13.64%(C)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                     $10,698        $6,431        $1,046      $  180      $   18
   Ratio of expenses to average net assets                  1.57%         1.56%         1.57%       1.57%       1.58%(E)
   Ratio of net investment income to
   average net assets                                      (0.40)%       (0.56)%       (0.42)%     (0.24)      (0.33)%(E)
   Ratio of expenses to average net assets*                 1.82%         1.86%         1.85%       1.93%      (2.17%(E)
   Portfolio turnover(F)                                   53.51%        73.63%        36.68%      64.29%      36.50%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Market Expansion Index Fund. (B) Period from commencement of operations. (C) Not annualized. (D) Amount is less than $0.01. (E) Annualized. (F) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(G) Amount is less than $1,000.

                              FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)


                                                                          YEAR ENDED             JULY 28,
                                                                           JUNE 30,              2000 TO
TECHNOLOGY FUND                                                      ----------------------      JUNE 30,
CLASS A                                                                 2003         2002        2001(A)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 3.56       $ 5.89       $ 10.00
-----------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                        (0.04)       (0.06)        (0.08)
   Net realized and unrealized gains (losses) from investments          0.20        (2.27)        (4.03)
-----------------------------------------------------------------------------------------------------------
Total from Investment Activities                                        0.16        (2.33)        (4.11)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $ 3.72       $ 3.56        $ 5.89
===========================================================================================================
Total Return (Excludes Sales Charge)                                    4.49%      (39.56)%      (41.10)%(B)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                                $ 17,844     $ 18,643      $ 33,349
   Ratio of expenses to average net assets                              1.55%        1.55%         1.53%(C)
   Ratio of net investment income to average net assets                (1.16)%      (1.28)%        1.21%(C)
   Ratio of expenses to average net assets*                             2.61%        2.55%         2.28%(C)
   Portfolio turnover(D)                                               29.13%       33.74%        76.53%

                                                                            YEAR ENDED           JULY 28,
                                                                             JUNE 30,            2000 TO
TECHNOLOGY FUND                                                       ----------------------     JUNE 30,
CLASS B                                                                 2003         2002        2001(A)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 3.51       $ 5.85       $ 10.00
-----------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                        (0.06)       (0.09)        (0.09)
   Net realized and unrealized gains (losses) from investments          0.19        (2.25)        (4.06)
-----------------------------------------------------------------------------------------------------------
Total from Investment Activities                                        0.13        (2.34)        (4.15)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $ 3.64       $ 3.51        $ 5.85
===========================================================================================================
Total Return (Excludes Sales Charge)                                    3.70%      (40.00)%      (41.50)%(B)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                                 $ 7,353      $ 6,686       $ 9,310
   Ratio of expenses to average net assets                              2.30%        2.30%         2.28%(C)
   Ratio of net investment income to average net assets                (1.91)%      (2.03)%       (1.96)%(C)
   Ratio of expenses to average net assets*                             3.23%        3.18%         3.04%(C)
   Portfolio turnover(D)                                               29.13%       33.74%        76.53%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                              FINANCIAL HIGHLIGHTS

O N E  G R O U P (r)

                                                                            YEAR ENDED           JULY 28,
                                                                             JUNE 30,            2000 TO
TECHNOLOGY FUND                                                       ---------------------      JUNE 30,
CLASS C                                                                 2003        2002         2001(A)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $  3.52      $ 5.86       $ 10.00
--------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                         (0.06)      (0.10)        (0.09)
   Net realized and unrealized gains (losses) from investments           0.18       (2.24)        (4.05)
--------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                         0.12       (2.34)        (4.14)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           3.64      $ 3.52        $ 5.86
==============================================================================================================
Total Return (Excludes Sales Charge)                                     3.41%     (39.93)%      (41.40)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                                   $  917       $ 739       $ 1,140
   Ratio of expenses to average net assets                               2.30%       2.30%         2.28%(c)
   Ratio of net investment income to average net assets                 (1.91)%     (2.03)%       (1.96)%(c)
   Ratio of expenses to average net assets*                              3.23%       3.20%         3.03%(c)
   Portfolio turnover(D)                                                29.13%      33.74%        76.53%


                                                                                                MARCH 23,
                                                                       YEAR ENDED JUNE 30,       2001 TO
HEALTH SCIENCES FUND                                                  ---------------------      JUNE 30,
CLASS A                                                                  2003       2002         2001(A)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $ 8.84     $ 11.70       $ 10.00
--------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                         (0.05)      (0.07)        (0.02)
   Net realized and unrealized gains (losses) from investments           1.40       (2.75)         1.72
--------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                         1.35       (2.82)         1.70
--------------------------------------------------------------------------------------------------------------
Distributions:
   Net realized gains (losses) on investments                               -       (0.04)            -
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $ 10.19      $ 8.84       $ 11.70
==============================================================================================================
Total Return (Excludes Sales Charge)                                    15.27%     (24.19)%       17.00%(B)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                                  $ 8,300     $ 7,705       $ 5,016
   Ratio of expenses to average net assets                               1.60%       1.60%         1.60%(c)
   Ratio of net investment income to average net assets                 (0.56)%     (0.88)%       (0.86)%(c)
   Ratio of expenses to average net assets*                              2.49%       2.48%         6.19%(c)
   Portfolio turnover(D)                                               106.72%      67.68%         2.34%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                              FINANCIAL HIGHLIGHTS

O N E  G R O U P (r)


                                                                                                  MARCH 23,
                                                                          YEAR ENDED JUNE 30,      2001 TO
HEALTH SCIENCES FUND                                                     ---------------------     JUNE 30,
CLASS B                                                                    2003         2002       2001(A)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $  8.75      $ 11.69     $ 10.00
--------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                            (0.10)       (0.13)      (0.03)
   Net realized and unrealized gains (losses) from investments              1.39        (2.77)       1.72
--------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                            1.29        (2.90)       1.69
--------------------------------------------------------------------------------------------------------------
Distributions:
   Net realized gains (losses) on investments                                  -        (0.04)          -
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $ 10.04      $  8.75     $ 11.69
==============================================================================================================
Total Return (Excludes Sales Charge)                                      14.63%       (24.90)%     16.90%(B)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                                     $ 7,678      $ 6,635     $ 3,170
   Ratio of expenses to average net assets                                  2.35%        2.35%       2.33%(c)
   Ratio of net investment income to average net assets                    (1.29)%      (1.63)%     (1.65)%(c)
   Ratio of expenses to average net assets*                                 3.13%        3.10%       7.24%(c)
   Portfolio turnover(D)                                                  106.72%       67.68%       2.34%


                                                                                                  MARCH 23,
                                                                          YEAR ENDED JUNE 30,      2001 TO
HEALTH SCIENCES FUND                                                      -------------------      JUNE 30,
CLASS C                                                                    2003         2002       2001(A)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $  8.74      $ 11.68     $ 10.00
--------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                            (0.10)       (0.17)      (0.04)
   Net realized and unrealized gains (losses) from investments              1.39        (2.73)       1.72
--------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                            1.29        (2.90)       1.68
--------------------------------------------------------------------------------------------------------------
Distributions:
   Net realized gains (losses) on investments                                  -        (0.04)          -
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $ 10.03      $  8.74     $ 11.68
==============================================================================================================
Total Return (Excludes Sales Charge)                                       14.76%      (24.92)%     16.80%(B)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                                       $ 581      $   480     $   452
   Ratio of expenses to average net assets                                  2.35%        2.35%       2.35%(c)
   Ratio of net investment income to average net assets                    (1.30)%      (1.62)%     (1.60)%(c)
   Ratio of expenses to average net assets*                                 3.13%        3.19%       6.66%(c)
   Portfolio turnover(D)                                                  106.72%       67.68%       2.34%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                              FINANCIAL HIGHLIGHTS

O N E   G R O U P (r)



                                                                                YEAR ENDED JUNE 30,
INTERNATIONAL EQUITY INDEX FUND                              ---------------------------------------------------------
CLASS A                                                         2003       2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 14.08    $  16.08    $  21.66    $  18.68    $  17.99
----------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                  0.15        0.10        0.25        0.11        0.29
   Net realized and unrealized gains (losses) from investments  (1.07)      (2.00)      (5.65)       3.16        1.60
   Redemption fees collected from redemption of fund shares      0.01           -           -           -           -
----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                (0.91)      (1.90)      (5.40)       3.27        1.89
----------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                        (0.03)      (0.10)      (0.13)          -(A)    (0.35)
   Net realized gains                                               -           -       (0.05)      (0.29)      (0.85)
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.03)      (0.10)      (0.18)      (0.29)      (1.20)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 13.14    $  14.08    $  16.08    $  21.66    $  18.68
======================================================================================================================
Total Return (Excludes Sales Charge)                            (6.47)%    (11.79)%    (25.05)%     17.58%      11.21%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                          $26,090    $ 30,981    $ 30,002    $ 67,967    $ 55,691
   Ratio of expenses to average net assets                       1.09%       1.12%       1.08%       1.11%       1.10%
   Ratio of net investment income to average net assets          1.26%       0.54%       0.80%       0.51%       1.06%
   Ratio of expenses to average net assets*                      1.21%       1.22%       1.20%       1.21%       1.20%
   Portfolio turnover(B)                                        11.72%      13.60%       6.75%      13.85%      33.99%


                                                                                YEAR ENDED JUNE 30,
INTERNATIONAL EQUITY INDEX FUND                              ---------------------------------------------------------
CLASS A                                                         2003       2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 13.37    $  15.32    $  20.63    $  17.89    $  17.33
----------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                  0.05       (0.02)      (0.06)       0.04        0.10
   Net realized and unrealized gains (losses) from investments  (1.01)      (1.88)      (5.20)       2.99        1.55
   Redemption fees collected from redemption of fund shares      0.01           -           -           -           -
----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                (0.95)      (1.90)      (5.26)       3.03        1.65
----------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                            -       (0.05)          -           -       (0.24)
   Net realized gains                                               -           -       (0.05)      (0.29)      (0.85)
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 -       (0.05)      (0.05)      (0.29)      (1.09)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 12.42    $  13.37    $  15.32    $  20.63    $  17.89
======================================================================================================================
Total Return (Excludes Sales Charge)                            (7.11)%    (12.39)%    (25.54)%     16.99%      10.15%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                          $ 9,035    $ 12,006    $ 15,934    $ 29,007    $ 18,489
   Ratio of expenses to average net assets                       1.84%       1.87%       1.83%       1.86%       1.83%
   Ratio of net investment income to average net assets          0.47%      (0.23)%      0.10%      (0.25)%      0.10%
   Ratio of expenses to average net assets*                      1.86%       1.87%       1.85%       1.86%       1.83%
   Portfolio turnover(B)                                        11.72%      13.60%       6.75%      13.85%      33.99%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Amount is less than $0.01. (B) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                              FINANCIAL HIGHLIGHTS

O N E  G R O U P (r)




                                                                               YEAR ENDED JUNE 30,
INTERNATIONAL EQUITY INDEX FUND                                ------------------------------------------------------
CLASS C                                                          2003        2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 13.85     $ 15.87    $ 21.39    $ 18.55     $17.91
---------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                   0.06       (0.01)      0.03      (0.01)      0.30
   Net realized and unrealized gains (losses) from investments   (1.05)      (1.96)     (5.47)      3.14       1.51
   Redemption fees collected from redemption of fund shares       0.01           -          -          -          -
---------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 (0.98)      (1.97)     (5.44)      3.13       1.81
---------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                             -       (0.05)     (0.03)         -      (0.32)
   Net realized gains                                                -           -      (0.05)     (0.29)     (0.85)
---------------------------------------------------------------------------------------------------------------------
Total Distributions                                                  -       (0.05)     (0.08)     (0.29)     (1.17)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 12.87     $ 13.85    $ 15.87    $ 21.39     $18.55
=====================================================================================================================
Total Return (Excludes Sales Charge)                             (7.08)%    (12.43)%   (25.50)%    16.92%     10.78%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                           $ 7,306     $ 8,502    $ 9,908    $11,442     $2,339
   Ratio of expenses to average net assets                        1.84%       1.87%      1.83%      1.86%      1.86%
   Ratio of net investment income to average net assets           0.52%      (0.21)%     0.21%     (0.17)%     0.73%
   Ratio of expenses to average net assets*                       1.86%       1.87%      1.85%      2.06%      1.86%
   Portfolio turnover(A)                                         11.72%      13.60%      6.75%     13.85%     33.99%




                                                                                              SIX MONTHS
                                                             YEAR ENDED JUNE 30,                 ENDED   YEAR ENDED
DIVERSIFIED INTERNATIONAL FUND                  ----------------------------------------------  JUNE 30, DECEMBER 31,
CLASS A                                              2003         2002        2001       2000     1999(B)     1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 11.83      $ 13.11     $ 17.90    $ 15.08    $ 13.89     $12.11
---------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                      0.10        (0.04)       0.12       0.05       0.08       0.11
   Net realized and unrealized gains (losses)
     from investments                               (0.97)       (1.13)      (4.57)      3.07       1.11       1.84
   Redemption fees collected from redemption of
     fund shares                                     0.01            -           -          -          -          -
---------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                    (0.86)       (1.17)      (4.45)      3.12       1.19       1.95
---------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                            (0.02)       (0.11)      (0.04)     (0.12)         -      (0.17)
   Net realized gains                                   -            -       (0.30)     (0.18)         -          -
---------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.02)       (0.11)      (0.34)     (0.30)         -      (0.17)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $ 10.95      $ 11.83     $ 13.11    $ 17.90    $ 15.08    $ 13.89
=====================================================================================================================
Total Return (Excludes Sales Charge)                (7.26)%      (8.96)%    (25.25)     20.66%      8.57%(C)  16.12%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)              $17,528      $29,414     $34,840    $35,605    $34,900    $44,232
   Ratio of expenses to average net assets           1.33%        1.30%       1.30%      1.30%      1.29%(D)   1.34%
   Ratio of net investment income to average
     net assets                                      0.87%        0.42%       0.90%      0.29%      1.25%(D)   0.79%
   Ratio of expenses to average net assets*          1.50%        1.46%       1.42%      1.43%      1.37%(D)   1.34%
   Portfolio turnover(A)                            94.26%      266.10%      29.92%     17.05%      2.96%      8.50%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (B) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22,1999 represent the Pegasus International Equity Fund. (C) Not annualized. (D) Annualized.

                              FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------



                                                                                                        SIX MONTHS
DIVERSIFIED INTERNATIONAL FUND                                          YEAR ENDED JUNE 30,                ENDED      YEAR ENDED
                                                           ------------------------------------------     JUNE 30,   DECEMBER 31,
CLASS B                                                          2003       2002        2001         2000     1999(A)        1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.84     $ 12.07    $ 16.60    $  14.08     $ 13.01      $ 11.37
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                    0.01       (0.14)      0.06        0.07        0.03         0.01
   Net realized and unrealized gains (losses) from investments    (0.87)      (1.02)     (4.29)       2.71        1.04         1.74
   Redemption fees collected from redemption of fund shares        0.01           -          -           -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  (0.85)      (1.16)     (4.23)       2.78        1.07         1.75
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                              -       (0.07)         -       (0.08)          -        (0.11)
   Net realized gains                                                 -           -      (0.30)      (0.18)          -            -
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   -       (0.07)     (0.30)      (0.26)          -        (0.11)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $  9.99     $ 10.84    $ 12.07    $  16.60     $ 14.08      $ 13.01
====================================================================================================================================
Total Return (Excludes Sales Charge)                              (7.84)%     (9.65)%   (25.88)%     19.77%       8.22%(C)    15.43%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                            $ 4,310     $ 6,670    $ 9,175    $  7,269     $ 2,478      $ 2,545
   Ratio of expenses to average net assets                         2.08%       2.05%      2.05%       2.05%       2.05%(D)     2.09%
   Ratio of net investment income to average net assets            0.14%      (0.33)%     0.19%      (0.21)%      0.57%(D)     0.04%
   Ratio of expenses to average net assets*                        2.15%       2.11%      2.07%       2.08%       2.08%(D)     2.09%
   Portfolio turnover(E)                                          94.26%     266.10%     29.92%      17.05%       2.96%        8.50%

                                                                                                          MARCH 22,
DIVERSIFIED INTERNATIONAL FUND                                               YEAR ENDED JUNE 30,           1999 TO
                                                                ----------------------------------------   JUNE 30,
CLASS C                                                            2003       2002        2001     2000    1999(B)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.82     $ 12.05    $ 16.57   $ 14.08  $ 13.47
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                       -(F)    (0.15)      0.02      0.11        -
   Net realized and unrealized gains (losses) from investments    (0.86)      (1.02)     (4.24)     2.67     0.61
   Redemption fees collected from redemption of fund shares        0.01           -          -         -        -
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  (0.85)      (1.17)     (4.22)     2.78     0.61
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                              -       (0.06)         -     (0.11)       -
   Net realized gains                                                 -           -      (0.30)    (0.18)       -
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   -       (0.06)     (0.30)    (0.29)       -
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $  9.97     $ 10.82    $ 12.05   $ 16.57  $ 14.08
=============================================================================================================================
Total Return (Excludes Sales Charge)                              (7.86)%     (9.69)%   (25.87)%   19.76%    4.53%(C)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                            $   317     $   543    $   844   $   729  $     5
   Ratio of expenses to average net assets                         2.08%       2.05%      2.05%     2.06%    2.00%(D)
   Ratio of net investment income to average net assets            0.04%      (0.35)%     0.14%     0.30%    1.58%(D)
   Ratio of expenses to average net assets*                        2.15%       2.11%      2.07%     2.09%    2.00%(D)
   Portfolio turnover(E)                                          94.26%     266.10%     29.92%    17.05%    2.96%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus International Equity Fund. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (F) Amount is less than $0.01.

            Appendix A
            --------------------------------------------------------------------
Investment  The Funds invest in a variety of securities and employ a Practices
 Practices  number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.



                                                                                   Fund         Risk
           Instrument                                                              Code         Type
           -----------------------------------------------------------------------------------------------
           Adjustable Rate Mortgage Loans ("ARMs"): Loans in a mortgage            10           Prepayment
           pool that provide for a fixed initial mortgage interest rate for a                   Market
           specified period of time, after which the rate may be subject to                     Credit
           periodic adjustments.                                                                Regulatory

           Asset-Backed Securities: Securities secured by company                  2, 5, 10,    Prepayment
           receivables, home equity loans, truck and auto loans, leases,           16           Market
           credit card receivables and other securities backed by other                         Credit
           types of receivables or other assets.                                                Regulatory

           Bankers' Acceptances: Bills of exchange or time drafts drawn            1-16         Credit
           on and accepted by a commercial bank. Maturities are                                 Liquidity
           generally six months or less.                                                        Market

                                                                                  Fund        Risk
Instrument                                                                        Code        Type
---------------------------------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the right to                  1-16        Management
buy, and obligates the seller of the option to sell, a security at a                          Liquidity
specified price at a future date. A put option gives the buyer the                            Credit
right to sell, and obligates the seller of the option to buy, a                               Market
security at a specified price at a future date. The Funds will sell                           Leverage
only covered call and secured put options.
---------------------------------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated                     1-16        Market
maturity.                                                                                     Credit
                                                                                              Liquidity
---------------------------------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term                                1-16        Credit
promissory notes issued by corporations and other entities.                                   Liquidity
Maturities generally vary from a few days to nine months.                                     Market
---------------------------------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.                                   1-16        Market
---------------------------------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that can                         1-16        Market
convert to common stock.                                                                      Credit
---------------------------------------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and                                    6, 10, 13,  Market
non-convertible debt securities.                                                  14          Credit
---------------------------------------------------------------------------------------------------------
Currency Futures and Related Options: The Fund may engage in                      15, 16      Management
transactions in financial futures and related options, which are                              Liquidity
generally described above. The Funds will enter into these                                    Credit
transactions in foreign currencies for hedging purposes only.                                 Market
                                                                                              Political
                                                                                              Leverage
                                                                                              Foreign
                                                                                              Investment
---------------------------------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and                          10          Market
standby commitments to purchase the securities at a fixed
Liquidity price (usually with accrued interest) within a fixed period of
Management time following demand by a Fund.
---------------------------------------------------------------------------------------------------------
Exchange Traded Funds: Ownership in unit investment trusts,                       1-16        Market
depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad
based, sector or international index. Exchange traded funds or
ETFs include a wide range of investments such as iShares,
Standard and Poor's Depository Receipts ("SPDRs"), and
NASDAQ 100's. The Equity Index Fund invests only in SPDRs
and other ETFs that track the S&P 500.
---------------------------------------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed rate                              10          Credit
mortgage loans or mortgage pools which bear simple interest                                   Prepayment
at fixed annual rates and have short- to long-term final                                      Regulatory
maturities.                                                                                   Market
---------------------------------------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign companies, as                    1-16        Market
well as commercial paper of foreign issuers and obligations of                                Political
foreign banks, overseas branches of U.S. banks and                                            Liquidity
supranational entities. Includes American Depositary Receipts,                                Foreign
Global Depositary Receipts, European Depositary Receipts and                                  Investment
American Depositary Securities.
--------------------------------------------------------------------------------------------------------

                                                                                  Fund        Risk
Instrument                                                                        Code        Type
---------------------------------------------------------------------------------------------------------
Forward Foreign Exchange Transactions: Contractual                                15, 16      Management
agreement to purchase or sell one specified currency for                                      Liquidity
another currency at a specified future date and price. The Fund                               Credit
will enter into forward foreign exchange transactions for                                     Market
hedging purposes only.                                                                        Political
                                                                                              Leverage
                                                                                              Foreign
                                                                                              Investment
---------------------------------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the                         1-16        Management
future sale and purchase of a specified amount of a specified                                 Market
security, class of securities, or an index at a specified time in the                         Credit
future and at a specified price.                                                              Liquidity
                                                                                              Leverage
---------------------------------------------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate debt                             10          Market
instruments with interest rates that reset in the opposite                                    Leverage
direction from the market rate of interest to which the inverse                               Credit
floater is indexed.
---------------------------------------------------------------------------------------------------------
Investment Company Securities: Shares of other mutual funds,                      1-16        Market
including One Group money market funds and shares of other
money market funds for which Banc One Investment Advisors
or its affiliates serve as investment advisor or administrator.
Banc One Investment Advisors will waive certain fees when
investing in funds for which it serves as investment advisor, to the extent required by law.
---------------------------------------------------------------------------------------------------------
Loan Participations and Assignments: Participations in, or                        10          Credit
assignments of all or a portion of loans to corporations or to                                Political
governments, including governments of less developed                                          Liquidity
countries ("LDCs").                                                                           Foreign
                                                                                              Investment
                                                                                              Market
---------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real                      2, 5, 10,   Prepayment
estate loans and pools of loans. These include collateralized                     14, 16      Market
mortgage obligations ("CMOs"), and Real Estate Mortgage                                       Credit
Investment Conduits ("REMICs").                                                               Regulatory
---------------------------------------------------------------------------------------------------------
Mortgage Dollar Rolls: A transaction in which a Fund sells                        2, 5, 10,   Prepayment
securities for delivery in a current month and simultaneously                     16          Market
contracts with the same party to repurchase similar but not                                   Regulatory
identical securities on a specified future date.
---------------------------------------------------------------------------------------------------------
Municipal Bonds: Securities issued by a state or political                        10          Market
subdivision to obtain funds for various public purposes.                                      Credit
Municipal bonds include private activity bonds and industrial                                 Political
development bonds, as well as General Obligation Notes, Tax                                   Tax
Anticipation Notes, Bond Anticipation Notes, Revenue                                          Regulatory
Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases and obligations of municipal
housing authorities and single family revenue bonds.
---------------------------------------------------------------------------------------------------------
New Financial Products: New options and futures contracts,                        1-16        Management
and other financial products continue to be developed and the                                 Credit
Funds may invest in such options, contracts and products.                                     Market
                                                                                              Liquidity
---------------------------------------------------------------------------------------------------------

                                                                                Fund         Risk
Instrument                                                                      Code         Type
------------------------------------------------------------------------------------------------------------
Obligations of Supranational Agencies: Obligations of                            2, 5, 10,   Credit
supranational agencies which are chartered to promote                            13, 15,     Foreign
economic development and are supported by various                                16          Investment
governments and governmental agencies.
------------------------------------------------------------------------------------------------------------
Preferred Stock: A class of stock that generally pays a dividend                 1-16        Market
at a specified rate and has preference over common stock in the payment of dividends and in liquidation.
------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled investment                       1-16        Liquidity
vehicles that invest primarily in income producing real estate                               Management
or real estate related loans or interest.                                                    Market
                                                                                             Regulatory
                                                                                             Tax
                                                                                             Prepayment
------------------------------------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the                        1-16        Credit
simultaneous commitment to return the security to the seller                                 Market
at an agreed upon price on an agreed upon date. This is treated                              Liquidity
as a loan.
------------------------------------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the                       1-16        Liquidity
Securities Act of 1933, such as privately placed commercial                                  Market
paper and Rule 144A securities.
------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security and the                    1-16        Market
simultaneous commitment to buy the security back at an                                       Leverage
agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.
------------------------------------------------------------------------------------------------------------
Rights and Warrants: Securities, typically issued with preferred                 1, 2, 5-7,  Market
stock or bonds, that give the holder the right to buy a                          9-16        Credit
proportionate amount of common stock at a specified price.
------------------------------------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the Fund's                   1-16        Credit
total assets. In return, the Fund will receive cash, other                                   Market
securities, and/or letters of credit as collateral.                                          Leverage
------------------------------------------------------------------------------------------------------------
Short-Term Funding Agreements: Funding agreements issued                         10          Credit
by banks and highly rated U.S. insurance companies such as                                   Liquidity
Guaranteed Investment Contracts ("GICs") and Bank                                            Market
Investment Contracts ("BICs").
------------------------------------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative multi-class                      10          Prepayment
mortgage securities usually structured with two classes of Market shares that receive different proportions of the interest and Credit principal from a pool of mortgage-backed obligations. These Regulatory include IOs and POs.
------------------------------------------------------------------------------------------------------------
Structured Instruments: Debt securities issued by agencies and                   1-10, 12,   Market
instrumentalities of the U.S. government, banks,                                 13, 15, 16  Management
municipalities, corporations and other businesses whose                                      Liquidity
interest and/or principal payments are indexed to foreign                                    Credit
currency exchange rates, interest rates, or one or more other                                Foreign
referenced indices.                                                                          Investment
------------------------------------------------------------------------------------------------------------

                                                                                Fund        Risk
Instrument                                                                      Code        Type
------------------------------------------------------------------------------------------------------------
Swaps, Caps and Floors: A Fund may enter into these                              1-16       Management
transactions to manage its exposure to changing interest rates                              Credit
and other factors. Swaps involve an exchange of obligations by                              Liquidity
two parties. Caps and floors entitle a purchaser to a principal                             Market
amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.
------------------------------------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in                       1-16       Liquidity
exchange for the deposit of funds.                                                          Credit
                                                                                            Market
------------------------------------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs, and CATS.                                         1-16       Market
------------------------------------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by agencies and             1-16       Market
instrumentalities of the U.S. government. These  include Ginnie Mae,                        Credit
Fannie Mae, and Freddie Mac.
------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and                       1-16       Market
CUBES.
------------------------------------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with                         1-16       Credit
interest rates which are reset daily, weekly, quarterly or some                             Liquidity
other period and which may be payable to the Fund on                                        Market
demand.
------------------------------------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase                         1-16       Market
or contract to purchase securities at a fixed price for delivery at                         Leverage
a future date.                                                                              Liquidity
                                                                                            Credit
------------------------------------------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt that pay no                    2, 5, 10,  Credit
interest, but are issued at a discount from their value at maturity.             16         Market
When held to maturity, their entire return equals the difference                            Zero Coupon
between their issue price and their maturity value.
------------------------------------------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero coupon debt securities                   10         Credit
which convert on a specified date to interest bearing debt                                  Market
securities.                                                                                 Zero Coupon
------------------------------------------------------------------------------------------------------------

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

     . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

     . Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     . Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     . Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

     . Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

     . Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

     . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

     . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

     . Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

     . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other

     . obligations are prepaid, Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with a higher interest rates, resulting in an unexpected capital loss.

     . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

     . Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

     . Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference. How Can I Get More Information? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

          ONE GROUP/R/  MUTUAL FUNDS
          1111 POLARIS PARKWAY
          COLUMBUS, OHIO 43271-1235

               OR VISITING


          WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


TOG-F-120 (11/03)

                                                                    [LOGO]
                                                                    ONE GROUP/R/
                                                                    Mutual Funds

EQUITY FUNDS

                                                            [LOGO] ONE GROUP (R)
                                                                    MUTUAL FUNDS

Prospectus

One Group Equity Funds

       November 1, 2003

       Class I Shares

                   One Group(R) Small Cap Growth Fund
                   One Group(R) Small Cap Value Fund
                   One Group(R) Mid Cap Growth Fund
                   One Group(R) Mid Cap Value Fund
                   One Group(R) Diversified Mid Cap Fund
                   One Group(R) Large Cap Growth Fund
                   One Group(R) Large Cap Value Fund
                   One Group(R) Equity Income Fund
                   One Group(R) Diversified Equity Fund
                   One Group(R) Balanced Fund
                   One Group(R) Equity Index Fund
                   One Group(R) Market Expansion Index Fund
                   One Group(R) Health Sciences Fund
                   One Group(R) Technology Fund
                   One Group(R) International Equity Index Fund
                   One Group(R) Diversified International Fund

       For Institutional Clients

                   The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of
   C O N T E N T S

   Fund Summaries: Investments, Risk & Performance
      One Group Small Cap Growth Fund
      One Group Small Cap Value Fund
      One Group Mid Cap Growth Fund
      One Group Mid Cap Value Fund
      One Group Diversified Mid Cap Fund
      One Group Large Cap Growth Fund
      One Group Large Cap Value Fund
      One Group Equity Income Fund
      One Group Diversified Equity Fund
      One Group Balanced Fund
      One Group Equity Index Fund
      One Group Market Expansion Index Fund
      One Group Health Sciences Fund
      One Group Technology Fund
      One Group International Equity Index Fund
      One Group Diversified International Fund

   More About the Funds
      Principal Investment Strategies
      Investment Risks
      Temporary Defensive Positions
      Portfolio Turnover

   How to Do Business with One Group Mutual Funds
      Purchasing Fund Shares
      Exchanging Fund Shares
      Redeeming Fund Shares

   Privacy Policy

   Shareholder Information
      Voting Rights
      Dividend Policies
      Tax Treatment of Shareholders
      Shareholder Statements and Reports

   Management of One Group Mutual Funds
      The Advisor
      The Fund Managers


   Legal Proceedings

   Financial Highlights
   Appendix A: Investment Practices

O N E  G R O U P (R)
================================================================================

Small Cap Growth Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?

The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

What are the Fund's main investment strategies?


The Fund invests mainly in common stock, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small-capitalization companies. Generally, the Fund invests in small-cap companies with market capitalizations ranging from $100 million to $3 billion at the time of investment. For more information about the Small Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. The Fund's primary investment strategy is to invest in smaller, growth companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller, growth companies tend to be less liquid and more volatile than stocks of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
================================================================================


Small Cap Growth Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

1993    1994    1995    1996    1997    1998    1999   2000   2001     2002
----   -----   -----   -----   -----   -----   -----   ----   -----   ------
7.85%  -7.73%  22.06%  15.70%  28.78%  -4.04%  26.57%  8.44%  -6.35%  -20.94%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 20.02%. The above-quoted performance data includes the performance of the Paragon Gulf South Growth Fund for the period before its consolidation with the One Group Small Cap Growth Fund on March 26, 1996. Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. Prior class performance has not been adjusted to reflect differences in expenses between classes.


Best Quarter: 21.57%    3Q1997                  Worst Quarter: -22.13%    3Q1998

Fund Summary
================================================================================


Small Cap Growth Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/



------------------------------------------------------------------------------------------------
                                        INCEPTION                                   PERFORMANCE
                                      DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 7/1/91
------------------------------------------------------------------------------------------------
Class I                                 3/26/96
------------------------------------------------------------------------------------------------
Return Before Taxes                                   -20.94%   -0.50%     5.84%        9.27%
------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                   -20.94%   -2.13%     3.38%        7.05%
------------------------------------------------------------------------------------------------
Return After Taxes on Distributions
   and Sale of Fund Shares                            -12.86%   -0.66%     3.91%        7.05%
------------------------------------------------------------------------------------------------
S&P SmallCap 600 Index/2/
   (no deduction for fees, expenses
    or taxes)                                         -14.63%    2.44%     9.71%       11.76%
------------------------------------------------------------------------------------------------
Russell 2000 Growth Index/3/
   (no deduction for fees, expenses
    or taxes)                                         -30.26%    -6.59%    2.62%        4.59%
------------------------------------------------------------------------------------------------


/1/ The above-quoted performance data includes the performance of the Paragon Gulf South Growth Fund for the period before its consolidation with the One Group Small Cap Growth Fund on March 26, 1996. Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. Prior class performance has not been adjusted to reflect differences in expenses between classes.

/2/ The S&P SmallCap 600 Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/3/ The Russell 2000 Growth Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The benchmark index for the Small Cap Growth Fund will change from the S&P SmallCap 600 Index to the Russell 2000 Growth Index effective January 1, 2004 in order to better represent the investment policies for comparison purposes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
================================================================================


Small Cap Growth Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------
(expenses that are deducted from Fund assets)    CLASS I
--------------------------------------------------------
Investment Advisory Fees/1/                       .74%
--------------------------------------------------------
Other Expenses                                    .30%
--------------------------------------------------------
Total Annual Fund Operating Expenses             1.04%
--------------------------------------------------------


/1/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".

Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
 $106      $331      $574     $1,271
-------------------------------------

O N E  G R O U P (R)
================================================================================

Small Cap Value Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

What are the Fund's main investment strategies?


The Fund invests mainly in equity securities of small domestic companies with market capitalizations of $100 million to $3 billion at the time of investment. In reviewing investment opportunities, Banc One Investment Advisors uses a value-oriented approach. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-book and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies based on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and recent transactions involving similar businesses. Stocks are sold based on price considerations or when they are no longer expected to appreciate in value. For more information about the Small Cap Value Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. The Fund's primary investment strategy is to invest in smaller, growth companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller, growth companies tend to be less liquid and more volatile than stocks of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be

Fund Summary
================================================================================


Small Cap Value Fund


greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.


Real Estate Securities. The Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market.


REIT Risk. In addition to the risks facing real estate securities, the Fund's investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
================================================================================


Small Cap Value Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

1993    1994    1995    1996    1997    1998     1999    2000    2001     2002
-----   -----   -----   -----   -----   -----   ------   -----   -----   ------
12.29%  -5.04   25.33%  25.63%  30.57%  -4.09%  -11.85%  29.94%  26.46%  -10.92%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 20.59%. The above-quoted performance data includes the performance of a common trust fund, the predecessor to the Pegasus Small Cap Opportunity Fund, and the Pegasus Small Cap Opportunity Fund for the period before the consolidation with the One Group Small Cap Value Fund on March 22, 1999. The predecessor to the Pegasus Small Cap Opportunity Fund commenced operations on January 27, 1995, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Small Cap Opportunity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


Best Quarter: 21.34%    4Q2001                  Worst Quarter: -24.07%    3Q1998

Fund Summary
================================================================================


Small Cap Value Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/



-------------------------------------------------------------------------------------------------
                                        INCEPTION                                    PERFORMANCE
                                      DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 6/30/72
-------------------------------------------------------------------------------------------------
Class I                                  1/27/95
-------------------------------------------------------------------------------------------------
Return Before Taxes                                   -10.92%   4.36%      10.49%       9.67%
-------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                   -12.26%   3.29%       9.16%       9.23%
-------------------------------------------------------------------------------------------------
Return After Taxes on Distributions
   and Sale of Fund Shares                             -5.87%   3.21%       8.41%       8.71%
-------------------------------------------------------------------------------------------------
Russell 2000 Value Index/2/
   (no deduction for fees, expenses
   or taxes)                                          -11.43%   2.71%      10.86%          *
-------------------------------------------------------------------------------------------------



/1/ The above-quoted performance data includes the performance of a common trust fund (inception 6/30/72), the predecessor to the Pegasus Small Cap Opportunity Fund, and the Pegasus Small Cap Opportunity Fund prior to the consolidation with the One Group Small Cap Value Fund on March 22, 1999. The predecessor to the Pegasus Small Cap Opportunity Fund commenced operations on January 27, 1995, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Small Cap Opportunity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

/2/ The Russell 2000 Value Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market with lower price-to-book ratios and lower forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of these expenses.


*    Index did not exist

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
================================================================================


Small Cap Value Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------
(expenses that are deducted from Fund assets)   CLASS I
----------------------------------------------------------
Investment Advisory Fees/1/                       .74%
----------------------------------------------------------
Other Expenses                                    .28%
----------------------------------------------------------
Total Annual Fund Operating Expenses             1.02%
----------------------------------------------------------
Fee Wavier and/or Expense Reimbursement/2/      (0.02%)
----------------------------------------------------------
Net Expenses                                     1.00%
----------------------------------------------------------


/1/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".


/2/ Banc One Investments Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.00% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


EXAMPLES


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.



1 YEAR/1/   3 YEARS   5 YEARS   10 YEARS
----------------------------------------
  $102        $323      $561     $1,246
----------------------------------------



/1/  Without contractual fee waivers, 1 Year expenses would be $104.

O N E  G R O U P (R)
================================================================================

Mid Cap Growth Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?

The Fund seeks growth of capital and secondarily, current income by investing primarily in equity securities.

What are the Fund's main investment strategies?


The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Fund typically invests in mid-cap companies with market capitalizations of $500 million to $10 billion at the time of investment. Typically, the Fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. Dividend return is not a primary factor in security selection. The Fund also invests in smaller companies in emerging growth industries. For more information about the Mid Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
================================================================================


Mid Cap Growth Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

1993    1994    1995    1996    1997    1998     1999    2000    2001    2002
-----   -----   -----   -----   -----   -----   -----   -----   ------   -----
12.73%  -3.72%  27.87%  20.29%  30.08%  37.34%  29.11%   5.90%  -10.72%  -20.19%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 16.79%.


Best Quarter: 39.91%    4Q1998                  Worst Quarter: -21.01%    3Q2001

Fund Summary
================================================================================


Mid Cap Growth Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/



-----------------------------------------------------------------------------------------------------------
                                                  INCEPTION                                    PERFORMANCE
                                                DATE OF CLASS    1 YEAR   5 YEARS   10 YEARS   SINCE 3/2/89
-----------------------------------------------------------------------------------------------------------
Class I                                            3/2/89
-----------------------------------------------------------------------------------------------------------
Return Before Taxes                                             -20.19%    6.00%     11.26%       13.21%
-----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                             -20.19%    3.73%      7.84%       10.31%
-----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale
   of Fund Shares                                               -12.40%    4.69%      8.09%       10.22%
-----------------------------------------------------------------------------------------------------------
S&P MidCap 400/BARRA Growth Index/1/
   (no deduction for fees, expenses or taxes)                   -19.17%    7.11%     11.33%           *
-----------------------------------------------------------------------------------------------------------
Russell Mid Cap Growth Index/2/
   (no deduction for fees, expenses or taxes)                   -27.41%   -1.82%       6.71%       9.77%
-----------------------------------------------------------------------------------------------------------



/1/ The S&P MidCap 400/BARRA Growth Index is an unmanaged index generally representative of the performance of the highest price-to-book securities in the S&P MidCap 400 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/2/ The Russell Mid Cap Growth Index is an unmanaged index generally representative of the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The benchmark index for the Mid Cap Growth Fund will change from the S&P MidCap 400/BARRA Growth Index to the Russell Mid Cap Growth Index effective January 1, 2004 in order to better represent the investment policies for comparison purposes.


*    Index did not exist

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
================================================================================


Mid Cap Growth Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------
(expenses that are deducted from Fund assets)   CLASS I
-------------------------------------------------------
Investment Advisory Fees/1/                      .73%
-------------------------------------------------------
Other Expenses                                   .33%
-------------------------------------------------------
Total Annual Fund Operating Expenses            1.06%
-------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/      (.07%)
-------------------------------------------------------
Net Expenses                                     .99%
-------------------------------------------------------


/1/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".


/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .99% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.



1 YEAR/1/   3 YEARS   5 YEARS   10 YEARS
----------------------------------------
  $101        $330      $578     $1,288
----------------------------------------



/1/  Without contractual fee waivers, 1 Year expenses would be $108.

O N E  G R O U P (R)
================================================================================

Mid Cap Value Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?

The Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

What are the Fund's main investment strategies?


The Fund invests mainly in equity securities of companies with below-market average price-to-earnings and price-to-book value ratios and with market capitalizations of $500 million to $10 billion at the time of investment. In choosing investments, the Fund considers the issuer's soundness and earnings prospects on a long-term basis. In seeking to achieve the objective of capital appreciation, Banc One Investment Advisors uses a value-oriented approach. Companies are mainly selected based upon such valuation characteristics as price-to-earnings, price-to-book, and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies based on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and the company's business model. As a secondary consideration, Banc One Investment Advisors looks for companies that have the potential to increase their dividends over time. Banc One Investment Advisors also gives some consideration to a value company's opportunity for growth in earnings, book value and cash flow. Stocks are sold based on price considerations or when other stocks present better opportunities. For more information about the Mid Cap Value Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small

Fund Summary
================================================================================


Mid Cap Value Fund


companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

 1993    1994    1995    1996    1997   1998    1999    2000   2001     2002
-----   -----   -----   -----   -----   ----   -----   -----   ----   ------
13.20%  -0.71%  26.03%  16.51%  35.10%  5.67%  -0.10%  28.39%  4.97%  -12.94%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 16.44%.



Best Quarter: 15.97%    4Q1998                  Worst Quarter: -17.70%    3Q2002

Fund Summary
================================================================================


Mid Cap Value Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002



----------------------------------------------------------------------------------------------------------
                                                  INCEPTION                                   PERFORMANCE
                                                DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 3/2/89
----------------------------------------------------------------------------------------------------------
Class I                                            3/2/89
----------------------------------------------------------------------------------------------------------
Return Before Taxes                                             -12.94%   4.37%     10.69%       10.58%
----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                             -14.07%   1.86%      7.55%        7.92%
----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale
   of Fund Shares                                                -7.05%   2.84%      7.69%        7.89%
----------------------------------------------------------------------------------------------------------
S&P MidCap 400/BARRA Value Index/1/
   (no deduction for fees, expenses or taxes)                   -10.10%   5.69%     12.33%           *
----------------------------------------------------------------------------------------------------------
Russell Mid Cap Value Index/2/
   (no deduction for fees, expenses or taxes)                    -9.65%   2.95%     11.06%       11.73%
----------------------------------------------------------------------------------------------------------



/1/ The S&P MidCap 400/BARRA Value Index is an unmanaged index generally representative of the performance of the lowest price-to-book securities in the S&P Mid Cap 400 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/2/ The Russell Mid Cap Value Index is an unmanaged index generally representative of the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The benchmark index for the Mid Cap Value Fund will change from the S&P MidCap 400/BARRA Value Index to the Russell Mid Cap Value Index effective January 1, 2004 in order to better represent the investment policies for comparison purposes.


*    Index did not exist

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
================================================================================


Mid Cap Value Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------
(expenses that are deducted from Fund assets)   CLASS I
-------------------------------------------------------
Investment Advisory Fees/1/                      .74%
-------------------------------------------------------
Other Expenses                                   .26%
-------------------------------------------------------
Total Annual Fund Operating Expenses            1.00%
-------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/      (.01%)
-------------------------------------------------------
Net Expenses                                     .99%
-------------------------------------------------------


/1/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".


/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .99% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.



1 YEAR/1/   3 YEARS   5 YEARS   10 YEARS
----------------------------------------
  $101        $317      $551     $1,224
----------------------------------------



/1/  Without contractual fee waivers, 1 Year expenses would be $102.

O N E  G R O U P (R)
================================================================================

Diversified Mid Cap Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?

The Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

What are the Fund's main investment strategies?


The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment. The Fund looks for companies of this size with strong potential, attractive valuation, growing market share and a sustainable competitive advantage. In choosing mid cap securities, the Fund invests in both value- and growth-oriented companies. For more information about the Diversified Mid Cap Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
================================================================================


Diversified Mid Cap Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

 1993    1994    1995    1996    1997    1998   1999    2000    2001    2002
-----   -----   -----   -----   -----   -----  -----   -----   -----   ------
24.04%  -3.26%  19.74%  25.05%  27.89%  4.62%  10.58%  20.42%  -4.53%  -17.97%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 17.39%. The above-quoted performance data includes the performance of a common trust fund, the predecessor to the Pegasus Mid Cap Opportunity Fund, and the Pegasus Mid Cap Opportunity Fund for the period prior to the consolidation with the One Group Diversified Mid Cap Fund on March 22, 1999. The predecessor to the Pegasus Mid Cap Opportunity Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Mid Cap Opportunity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


Best Quarter: 22.78%    4Q1998                  Worst Quarter: -20.69%    3Q1998

Fund Summary
================================================================================


Diversified Mid Cap Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/



------------------------------------------------------------------------------------------------------------
                                                  INCEPTION                                     PERFORMANCE
                                                DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 12/31/83
------------------------------------------------------------------------------------------------------------
Class I                                            6/1/91
------------------------------------------------------------------------------------------------------------
Return Before Taxes                                             -17.97%    1.76%     9.63%        11.60%
------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                             -18.03%   -0.59%     7.44%        10.33%
------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale
   of Fund Shares                                               -11.03%    1.17%     7.60%        10.04%
------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index/2/
   (no deduction for fees, expenses or taxes)                   -14.51%    6.41%    11.96%        14.27%
------------------------------------------------------------------------------------------------------------



/1/ The above-quoted performance data includes the performance of a common trust fund (inception 12/31/83), the predecessor to the Pegasus Mid Cap Opportunity Fund, and the Pegasus Mid Cap Opportunity Fund for the period prior to the consolidation with the One Group Diversified Mid Cap Fund on March 22, 1999. The predecessor to the Pegasus Mid Cap Opportunity Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Mid Cap Opportunity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

/2/ The S&P MidCap 400 Index is an unmanaged index generally representative of the performance of the mid-size company segment of the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
================================================================================


Diversified Mid Cap Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------
(expenses that are deducted from Fund assets)   CLASS I
-------------------------------------------------------
Investment Advisory Fees/1/                      .74%
-------------------------------------------------------
Other Expenses                                   .24%
-------------------------------------------------------
Total Annual Fund Operating Expenses             .98%
-------------------------------------------------------


/1/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Managment of One Group Mutual Funds."

Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
 $100     $312      $542      $1,201
-------------------------------------

O N E  G R O U P (R)
================================================================================

Large Cap Growth Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?

The Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

What are the Fund's main investment strategies?


The Fund invests mainly in equity securities of large, well-established companies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. Typically, the Fund invests in companies with a history of above-average growth or companies expected to enter periods of aboveaverage growth. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-sales and price-to-cash flows as compared to their peers and their expected and historic growth rates. Stocks are sold based upon price considerations or when deteriorating fundamentals are expected to be long-term in nature. For more information about the Large Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
================================================================================


Large Cap Growth Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

 1993   1994    1995   1996     1997    1998    1999    2000     2001     2002
-----   ----   -----   -----   -----   -----   -----   ------   ------   ------
13.95%  5.56%  27.04%  17.25%  32.84%  44.71%  27.81%  -24.01%  -20.32%  -28.38%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 16.46%.


Best Quarter: 24.51%    4Q1998                  Worst Quarter: -19.74%    4Q2000

Fund Summary
================================================================================


Large Cap Growth Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002



-----------------------------------------------------------------------------------------------------------
                                                  INCEPTION                                    PERFORMANCE
                                                DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 2/28/92
-----------------------------------------------------------------------------------------------------------
Class I                                            2/28/92
-----------------------------------------------------------------------------------------------------------
Return Before Taxes                                             -28.38%  -4.31%      6.68%        6.76%
-----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                             -28.38%  -5.42%      5.17%        5.29%
-----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale
   of Fund Shares                                               -17.43%  -2.83%      5.67%        5.71%
-----------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index/1/
   (no deduction for fees, expenses or taxes)                   -27.88%  -3.84%      6.71%        3.61%
-----------------------------------------------------------------------------------------------------------


/1/ The Russell 1000 Growth Index is an unmanaged index representing the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
================================================================================


Large Cap Growth Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------
(expenses that are deducted from Fund assets)   CLASS I
-------------------------------------------------------
Investment Advisory Fees/1/                       .73%
-------------------------------------------------------
Other Expenses                                    .40%
-------------------------------------------------------
Total Annual Fund Operating Expenses             1.13%
-------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/       (.14%)
-------------------------------------------------------
Net Expenses                                      .99%
-------------------------------------------------------


/1/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".


/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .99% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.



1 YEAR/1/   3 YEARS   5 YEARS   10 YEARS
----------------------------------------
   $101       $345      $609     $1,362
----------------------------------------



/1/  Without contractual fee waivers, 1 Year expenses would be $115.

O N E  G R O U P (R)
================================================================================

Large Cap Value Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?

The Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.

What are the Fund's main investment strategies?


The Fund invests mainly in equity securities of large companies with market capitalizations in excess of $4 billion at the time of investment. In reviewing investment opportunities, Banc One Investment Advisors uses a value-oriented approach. Companies are mainly selected based upon such valuation characteristics as price-to-earnings, price-to-book, and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies based on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and the company's business model. The Fund also may invest in the stock of companies which have "breakup values" well in excess of current market values or which have uniquely undervalued corporate assets. Banc One Investment Advisors also gives some consideration to a value company's opportunity for growth in earnings, book value and cash flows. Stocks are sold based on price considerations or when other stocks present better opportunities. For more information about the Large Cap Value Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
================================================================================


Large Cap Value Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

1993   1994    1995    1996    1997    1998    1999   2000    2001     2002
----   ----   -----   -----   -----   -----   -----   ----   ------   ------
4.65%  0.78%  24.88%  19.94%  26.32%  13.89%  11.89%  6.06%  -13.03%  -22.66%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 14.41%.



Best Quarter: 15.50%    4Q1998                  Worst Quarter: -20.73%    3Q2002

Fund Summary
================================================================================


Large Cap Value Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002



----------------------------------------------------------------------------------------------------------
                                                  INCEPTION                                    PERFORMANCE
                                                DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 3/1/91
----------------------------------------------------------------------------------------------------------
Class I                                            3/1/91
----------------------------------------------------------------------------------------------------------
Return Before Taxes                                             -22.66%   -1.89%     6.14%        7.07%
----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                             -22.96%   -3.11%     3.90%        4.98%
----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale
   of Fund Shares                                               -13.91%   -1.61%     4.19%        5.07%
----------------------------------------------------------------------------------------------------------
S&P 500/BARRA Value Index/1/
   (no deduction for fees, expenses or taxes)                   -20.85%   -0.85%     9.39%        9.66%
----------------------------------------------------------------------------------------------------------
Russell 1000 Value Index/2/
   (no deduction for fees, expenses or taxes)                   -15.52%    1.16%    10.81%       11.30%
----------------------------------------------------------------------------------------------------------



/1/ The S&P 500/BARRA Value Index is an unmanaged index representing the performance of the lowest price-to-book securities in the S&P 500 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/2/ The Russell 1000 Value Index is an unmanaged index representing the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The benchmark index for the Large Cap Value Fund will change from the S&P 500/BARRA Value Index to the Russell 1000 Value Index effective January 1, 2004 in order to better represent the investment policies for comparison purposes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
================================================================================


Large Cap Value Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------
(expenses that are deducted from Fund assets)   CLASS I
-------------------------------------------------------
Investment Advisory Fees/1/                      .74%
-------------------------------------------------------
Other Expenses                                   .24%
-------------------------------------------------------
Total Annual Fund Operating Expenses             .98%
-------------------------------------------------------


/1/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".

Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
 $100      $312      $542     $1,201
-------------------------------------

O N E  G R O U P (R)
================================================================================

Equity Income Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?

The Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

What are the Fund's main investment strategies?


The Fund attempts to keep its dividend yield above the Standard & Poor's 500 Composite Price Index ("S&P 500 Index")/1/ by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. As part of its main investment strategy, the Fund may invest in convertible bonds and REITs. Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what Banc One Investment Advisors believes to be their long-term investment value. For more information about the Equity Income Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


/1/ "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

What is a REIT?

A REIT or a real estate investment trust is a pooled investment vehicle which invests in income-producing real estate or real estate loans. REITs are classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs mainly invest directly in real estate and obtain income from collecting rent. Mortgage REITs invest in mortgages and obtain income from collecting interest payments on the mortgages. REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Fund Summary
================================================================================


Equity Income Fund


Yield. Because of the Fund's emphasis on yield, the Fund may purchase stocks of companies that are out of favor with the financial community. These stocks may have less of a chance for capital appreciation than securities of companies that are considered to be more attractive investments. In addition, there can be no assurance that a company will continue to pay dividends.


Real Estate Securities. The Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuliding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market.


REIT Risk. In addition to the risks facing real estate securities, the Fund's investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
================================================================================


Equity Income Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

1993    1994   1995     1996    1997    1998   1999   2000    2001    2002
-----   ----   -----   -----   -----   -----   ----   ----   -----   ------
11.40%  0.98%  34.94%  16.71%  32.52%  17.18%  0.29%  7.22%  -6.83%  -18.22%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 10.79%.



Best Quarter: 16.77%    2Q1997                  Worst Quarter: -16.94%    3Q2002

Fund Summary
================================================================================


Equity Income Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002



----------------------------------------------------------------------------------------------------------
                                                  INCEPTION                                   PERFORMANCE
                                                DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 7/2/87
----------------------------------------------------------------------------------------------------------
Class I                                             7/2/87
----------------------------------------------------------------------------------------------------------
Return Before Taxes                                             -18.22%   -0.81%     8.47%        8.61%
----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                             -19.25%   -2.61%     6.41%        6.82%
----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale                    -10.66%   -0.68%     6.64%        6.81%
   of Fund Shares
----------------------------------------------------------------------------------------------------------
S&P 500 Index/1/
   (no deduction for fees, expenses or taxes)                   -22.10%   -0.59%     9.34%        9.73%
----------------------------------------------------------------------------------------------------------


/1/ The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
================================================================================


Equity Income Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------
(expenses that are deducted from Fund assets)   CLASS I
-------------------------------------------------------
Investment Advisory Fees/1/                       .74%
-------------------------------------------------------
Other Expenses                                    .28%
-------------------------------------------------------
Total Annual Fund Operating Expenses             1.02%
-------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/       (.03%)
-------------------------------------------------------
Net Expenses                                      .99%
-------------------------------------------------------


/1/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".


/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .99% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.



1 YEAR/1/   3 YEARS   5 YEARS   10 YEARS
----------------------------------------
  $101        $322     $560      $1,245
----------------------------------------



/1/  Without contractual fee waivers, 1 Year expenses would be $104.

O N E  G R O U P (R)
================================================================================

Diversified Equity Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?

The Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

What are the Fund's main investment strategies?


The Fund invests mainly in common stocks of companies that have good fundamentals and reasonable valuations with the potential for continued earnings growth over time. The Fund uses a multi-style approach, meaning that it may invest across different capitalization levels targeting both value- and growth-oriented companies as well as blended companies which have both value and growth characteristics. For more information about the Diversified Equity Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
================================================================================


Diversified Equity Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

1993    1994    1995    1996    1997    1998    1999    2000     2001    2002
----   -----   -----   -----   -----   -----   -----   -----   ------   ------
7.33%  -3.64%  27.54%  21.80%  34.84%  28.32%  13.78%  -4.16%  -11.03%  -24.11%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 13.18%. The above-quoted performance data includes the performance of the Paragon Value Equity Income Fund for the period before its consolidation with the One Group Diversified Equity Fund on March 26, 1996. Historical performance for Class I prior to its inception is based on the performance of Class A, the original class offered. Prior class performance has not been adjusted to reflect differences in expenses between classes.



Best Quarter: 21.47%    4Q1998                  Worst Quarter: -17.52%    3Q2002

Fund Summary
================================================================================


Diversified Equity Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/



------------------------------------------------------------------------------------------------------------
                                                  INCEPTION                                    PERFORMANCE
                                                DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 12/29/89
------------------------------------------------------------------------------------------------------------
Class I                                            3/26/96
------------------------------------------------------------------------------------------------------------
Return Before Taxes                                             -24.11%   -1.13%     7.42%         9.57%
------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                             -24.30%   -1.94%     4.71%         7.25%
------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale
   of Fund Shares                                               -14.80%   -0.91%     4.95%         7.10%
------------------------------------------------------------------------------------------------------------
S&P 500 Index/2/
   (no deduction for fees, expenses or taxes)                   -22.10%   -0.59%     9.34%         9.68%
------------------------------------------------------------------------------------------------------------


/1/ The above-quoted performance data includes the performance of the Paragon Value Equity Income Fund for the period before its consolidation with the One Group Diversified Equity Fund on March 26, 1996. Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. Prior class performance has not been adjusted to reflect differences in expenses between classes.


/2/ The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
================================================================================


Diversified Equity Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------
(expenses that are deducted from Fund assets)   CLASS I
-------------------------------------------------------
Investment Advisory Fees/1/                       .74%
-------------------------------------------------------
Other Expenses                                    .25%
-------------------------------------------------------
Total Annual Fund Operating Expenses              .99%
-------------------------------------------------------


/1/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".

Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
 $101      $315      $547     $1,213
-------------------------------------

O N E  G R O U P (R)
================================================================================

Balanced Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?

The Fund seeks to provide total return while preserving capital.

What are the Fund's main investment strategies?


The Fund invests in a combination of stocks (including both growth and value securities), fixed income securities and money market instruments. Banc One Investment Advisors will regularly review the Fund's asset allocations and vary them over time to favor investments that it believes will provide the most favorable total return. In making asset allocation decisions, Banc One Investment Advisors will evaluate projections of risk, market and economic conditions, volatility, yields and expected returns. Because the Fund seeks total return over the long term, Banc One Investment Advisors will not attempt to time the market. Rather, asset allocation shifts will be made gradually over time. For more information about the Balanced Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk. In connection with the Fund's fixed income strategy, the Fund invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in

Fund Summary
================================================================================


Balanced Fund


losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Prepayment and Call Risk. As part of its fixed income investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
================================================================================


Balanced Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

 1994     1995     1996     1997     1998    1999    2000     2001     2002
-----    -----    -----    -----    -----    ----    ----    -----    ------
-2.99%   25.16%   12.67%   22.58%   19.77%   7.65%   1.54%   -3.57%   -11.96%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 10.04%.



Best Quarter: 12.35%    4Q1998                  Worst Quarter: -9.13%     3Q2002

Fund Summary
================================================================================


Balanced Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/



------------------------------------------------------------------------------------------------
                                                   INCEPTION                        PERFORMANCE
                                                 DATE OF CLASS   1 YEAR   5 YEARS   SINCE 4/2/93
------------------------------------------------------------------------------------------------
Class I                                             4/2/93
------------------------------------------------------------------------------------------------
Return Before Taxes                                              -11.96%    2.13%      7.14%
------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                              -12.86%    0.55%      5.05%
------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and
   Sale of Fund Shares                                            -7.32%    1.17%      5.01%
------------------------------------------------------------------------------------------------
S&P 500 Index/2/
   (no deduction for fees, expenses or taxes)                    -22.10%   -0.59%      9.12%
------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government/Credit
   Bond Index/3/
   (no deduction for fees, expenses or taxes)                      9.84%    7.48%      6.84%
------------------------------------------------------------------------------------------------
Lipper Balanced Funds Index/4/
   (no deduction for taxes)                                      -10.69%    2.10%      7.22%
------------------------------------------------------------------------------------------------



/1/ The table above compares the average annual return of the Fund, which holds a mix of stocks, bonds and other debt securities, to an unmanaged, broad-based index (e.g. the S&P 500 Index) as well as supplemental indices for the period indicated.

/2/ The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/3/ The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of U.S. government agency and treasury securities and investment grade corporate bonds. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.


/4/ The Lipper Balanced Funds Index is an index of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such investment management fees. These expenses are not identical to the expenses charged by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
================================================================================


Balanced Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------
(expenses that are deducted from Fund assets)   CLASS I
-------------------------------------------------------
Investment Advisory Fees                          .65%
-------------------------------------------------------
Other Expenses                                    .39%
-------------------------------------------------------
Total Annual Fund Operating Expenses             1.04%
-------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/       (.15%)
-------------------------------------------------------
Net Expenses                                      .89%
-------------------------------------------------------


/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .89% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


1 YEAR/1/   3 YEARS   5 YEARS   10 YEARS
----------------------------------------
   $91        $316      $559     $1,257
----------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $106.

O N E  G R O U P (R)
================================================================================

Equity Index Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?

The Fund seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")./1/

/1/ "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

What are the Fund's main investment strategies?


The Fund invests mainly in stocks included in the S&P 500 Index. The Fund also may invest in stock index futures and other equity derivatives. Banc One Investment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund's expenses. For more information about the Equity Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Index Investing. The Fund attempts to track the performance of the S&P 500 Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
================================================================================


Equity Index Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

1993   1994   1995    1996    1997    1998    1999    2000     2001     2002
----   ----   -----   -----   -----   -----   -----   -----   ------   ------
9.37%  0.75%  37.07%  22.59%  33.00%  28.24%  20.54%  -9.28%  -12.19%  -22.28%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 14.40%.



Best Quarter: 21.26%    4Q1998                  Worst Quarter: -17.34%    3Q2002

Fund Summary
================================================================================


Equity Index Fund



The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002



------------------------------------------------------------------------------------------------------------
                                                    INCEPTION                                   PERFORMANCE
                                                  DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 7/2/91
------------------------------------------------------------------------------------------------------------
Class I                                              7/2/91
------------------------------------------------------------------------------------------------------------
Return Before Taxes                                               -22.28%   -0.87%     8.95%        9.56%
------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                               -22.68%   -1.49%     7.87%        8.48%
------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale
   of Fund Shares                                                 -13.66%   -0.82%     7.10%        7.68%
------------------------------------------------------------------------------------------------------------
S&P 500 Index/1/
   (no deduction for fees, expenses or taxes)                     -22.10%   -0.59%     9.34%       10.03%
------------------------------------------------------------------------------------------------------------


/1/ The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Funds reflects the deduction of these expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
================================================================================


Equity Index Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------
(expenses that are deducted from Fund assets)   CLASS I
-------------------------------------------------------
Investment Advisory Fees                         .30%
-------------------------------------------------------
Other Expenses                                   .30%
-------------------------------------------------------
Total Annual Fund Operating Expenses             .60%
-------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/      (.25%)
-------------------------------------------------------
Net Expenses                                     .35%
-------------------------------------------------------


/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .35% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


1 YEAR/1/   3 YEARS   5 YEARS   10 YEARS
----------------------------------------
   $36        $167     $310       $726
----------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $61.

O N E  G R O U P (R)
================================================================================

Market Expansion Index Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?

The Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600") and the Standard & Poor's MidCap 400 Index ("S&P MidCap 400")./1/

/1/ "S&P SmallCap 600" and "S&P MidCap 400" are registered service marks of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

What are the Fund's main investment strategies?


The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indices. Because the Fund uses an enhanced index strategy, not all of the stocks in the indices are included in the Fund and the Fund's position in an individual stock may be overweighted or underweighted when compared to the indices. Nonetheless, the Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indices in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indices of at least 0.95, without taking into account the Fund's expenses. For more information about the Market Expansion Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Index Investing. The Fund attempts to track the performance of the S&P SmallCap 600 Index and the S&P MidCap 400 Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in

Fund Summary
================================================================================


Market Expansion Index Fund


which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

1999    2000    2001    2002
-----   -----   ----   ------
11.56%  14.10%  1.64%  -14.73%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 20.40%. The above-quoted performance data includes the performance of the Pegasus Market Expenasion Index Fund before it consolidated with the One Group Market Expansion Index Fund on March 22, 1999.



Best Quarter: 17.95%    4Q2001                  Worst Quarter: -17.72%    3Q2002

Fund Summary
================================================================================


Market Expansion Index Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/



----------------------------------------------------------------------------------------
                                                    INCEPTION               PERFORMANCE
                                                  DATE OF CLASS   1 YEAR   SINCE 7/31/98
----------------------------------------------------------------------------------------
Class I                                             7/31/98
----------------------------------------------------------------------------------------
Return Before Taxes                                               -14.73%     4.45%
----------------------------------------------------------------------------------------
Return After Taxes on Distributions                               -14.89%     2.02%
----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
   Fund Shares                                                     -9.00%     3.34%
----------------------------------------------------------------------------------------
S&P 1000 Index/2/
   (no deduction for fees, expenses or taxes)                     -14.54%     5.46%
----------------------------------------------------------------------------------------


/1/ The above-quoted performance data includes the performance of the Pegasus Market Expansion Index Fund before it consolidated with the One Group Market Expansion Index Fund on March 22, 1999.


/2/ The S&P 1000 Index is an unmanaged index generally representative of the performance of the small and mid-size companies in the U.S. stock market. The S&P 1000 Index is a combination of the S&P MidCap 400 Index and the S&P SmallCap 600 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
================================================================================


Market Expansion Index Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------
(expenses that are deducted from Fund assets)   CLASS I
-------------------------------------------------------
Investment Advisory Fees                         .35%
-------------------------------------------------------
Other Expenses                                   .47%
-------------------------------------------------------
Total Annual Fund Operating Expenses             .82%
-------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/      (.25%)
-------------------------------------------------------
Net Expenses                                     .57%
-------------------------------------------------------



/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .57% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.



1 YEAR/1/   3 YEARS   5 YEARS   10 YEARS
----------------------------------------
   $58       $237      $430       $990
----------------------------------------



/1/  Without contractual fee waivers, 1 Year expenses would be $84.

O N E  G R O U P (R)
================================================================================

Health Sciences Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?

The Fund is designed to provide long-term capital appreciation.

What are the Fund's main investment strategies?


The Fund mainly invests in equity securities of companies engaged in the research, development, production or distribution of products and services related to biotechnology, health care or medicine. These companies include biotechnology companies, pharmaceutical companies, medical supply and equipment companies, and companies engaged in medical, diagnostic, or other related research and development. In selecting investments for the Fund, Banc One Investment Advisors will seek to identify companies that are well positioned for growth. In addition, consideration will be given to companies with services that generate cost savings for the healthcare system. Banc One Investment Advisors also selects stocks based on revenue and earnings potential and attractive relative valuations. Although the Fund may invest in companies of any size, the Fund will typically invest in large- and mid-capitalization companies. Stocks will be considered for sale when companies experience a decline in fundamentals or when there is a negative change in the fundamental outlook for the industry in which the company operates or the valuation of the stock. For more information about the Health Sciences Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Securities of Health Sciences Companies. The Fund's performance is closely tied to, and affected by, the performance of the industries in the health sciences sector. Health sciences companies are subject to comprehensive government regulation and scrutiny. The activities of health sciences companies may be dependent upon government funding and reimbursements from governmental programs and agencies. Moreover, new products may require regulatory approval. As a result, adverse actions (or market concerns with prospective actions) by governmental entities such as withdrawal of funding, changes in legislation and regulation, or denial or delays in regulatory approvals, may have an adverse impact on the Fund's share price. In addition, the Fund may be adversely impacted by increased competition among health sciences companies, patent infringement, product liability and other litigation, and product obsolescence.

Fund Summary
================================================================================


Health Sciences Fund


Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund. Finally, emerging companies in the sector in which the Fund invests may not be profitable and may not anticipate earning profits in the foreseeable future.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Non-Diversified. The Fund is considered non-diversified and can invest more of its assets in securities of a single issuer than a "diversified" fund. In addition, the Fund concentrates its investments in a single industry or group of industries in the health sciences sector. Companies in the health sciences sector include companies engaged in the research, development, production, or distribution of products and services related to biotechnology, health care or medicine. For example, biotechnology companies, pharmaceutical companies, medical supply companies, and companies engaged in medical, diagnostic, or other related research and development are all part of the health sciences sector. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the health sciences sector of the economy or individual industries within the health sciences sector.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Fund Summary
================================================================================


Health Sciences Fund


Bar Chart (per calendar year)/1/ -- Class I Shares

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

 2002
------
-26.86%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 17.34%.



Best Quarter: 2.58%     4Q2002                  Worst Quarter: -17.47%    2Q2002



The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/



----------------------------------------------------------------------------------------
                                                    INCEPTION               PERFORMANCE
                                                  DATE OF CLASS   1 YEAR   SINCE 3/23/01
----------------------------------------------------------------------------------------
Class I                                              3/23/01
----------------------------------------------------------------------------------------
Return Before Taxes                                               -26.86%      -9.43%
----------------------------------------------------------------------------------------
Return After Taxes on Distributions                               -26.86%      -9.49%
----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
   Fund Shares                                                    -16.49%      -7.51%
----------------------------------------------------------------------------------------
Goldman Sachs Healthcare Index/1/
   (no deduction for expenses or taxes)                           -21.03%      -9.23%
----------------------------------------------------------------------------------------



/1/ The Goldman Sachs Healthcare Index is an unmanaged index generally representative of the performance of the healthcare segment of the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
================================================================================


Health Sciences Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------
(expenses that are deducted from Fund assets)   CLASS I
-------------------------------------------------------
Investment Advisory Fees                          .85%
-------------------------------------------------------
Other Expenses                                   1.35%
-------------------------------------------------------
Total Annual Fund Operating Expenses             2.20%
-------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/       (.85%)
-------------------------------------------------------
Net Expenses                                     1.35%
-------------------------------------------------------



/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.35% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.



1 YEAR/1/   3 YEARS   5 YEARS   10 YEARS
----------------------------------------
  $137       $606     $1,102     $2,467
----------------------------------------



/1/  Without contractual fee waivers, 1 Year expenses would be $223.

O N E  G R O U P (R)
================================================================================

Technology Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?

The Fund is designed to provide long-term capital growth.

What are the Fund's main investment strategies?


The Fund mainly invests in equity securities of companies that have developed, or are expected to develop, products, processes or services that will provide significant technological advances and improvements. This may include, for example, companies that develop, produce or distribute products in the computer hardware, software, electronics, and communications sectors. In selecting investments, the Fund will generally invest in companies that are positioned for accelerated growth or higher earnings. In addition, the Fund also may invest in companies (regardless of size) whose stocks appear to be trading below their true value. For more information about the Technology Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Securities of Technology Companies. The Fund's performance is closely tied to and affected by the technology sector. The stock price of technology companies tends to be more volatile than the stock price of companies in other industries. In addition, the valuation of many technology stocks could be high when considered by such traditional measures of value as price-to-earnings ratios. Competitive pressures also may have a significant effect on the financial condition of technology-sensitive companies. Further, because of the rapid pace of technological development, products and services produced by companies in which the Fund invests may become obsolete or have relatively short product cycles. As a result, the Fund's value and its returns may be considerably more volatile and pose greater risks than the values and returns of other mutual funds that do not focus their investments on companies in the technology sector.

Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund. Finally, emerging companies in the sector in which the Fund invests may not be profitable and may not anticipate earning profits in the foreseeable future.

Fund Summary
================================================================================


Technology Fund


Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Non-Diversified. The Fund is considered non-diversified and can invest more of its assets in securities of a single issuer than a "diversified" fund. In addition, the Fund concentrates its investments in a single industry or group of industries in the technology sector. Companies in the technology sector include companies involved in the development of products, processes or services that may provide significant technological advances and improvements. For example, companies that develop or distribute computer hardware and software, electronics and communications devices are in the technology sector. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the technology sector of the economy or individual industries within the technology sector.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Fund Summary
================================================================================


Technology Fund


Bar Chart (per calendar year)/1/ -- Class I Shares

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

 2001     2002
------   ------
-23.77%  -37.25%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 27.81%.


Best Quarter: 29.44%    4Q2001                  Worst Quarter: -33.33%    3Q2001


Average Annual Total Returns through December 31, 2002/1/



-----------------------------------------------------------------------------------------
                                                    INCEPTION                PERFORMANCE
                                                  DATE OF CLASS   1 YEAR   SINCE 7/28/00
-----------------------------------------------------------------------------------------
Class I                                              7/28/00
-----------------------------------------------------------------------------------------
Return Before Taxes                                                -37.25%     -37.46%
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions                                -37.26%     -37.46%
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
   Fund Shares                                                     -22.87%     -27.64%
-----------------------------------------------------------------------------------------
Goldman Sachs Technology Index/1/
   (no deduction for expenses or taxes)                            -40.27%     -42.42%
-----------------------------------------------------------------------------------------



/1/ The Goldman Sachs Technology Index is an unmanaged index generally representative of the performance of the technology segment of the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
================================================================================

Technology Fund

Fees and Expenses
================================================================================

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
=======================================================
(expenses that are deducted from Fund assets)   CLASS I
=======================================================
Investment Advisory Fees                         1.00%
-------------------------------------------------------
Other Expenses                                   1.23%
-------------------------------------------------------
Total Annual Fund Operating Expenses             2.23%
-------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/       (.93%)
-------------------------------------------------------
Net Expenses                                     1.30%
-------------------------------------------------------



/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.30% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.



1 YEAR/1/   3 YEARS   5 YEARS   10 YEARS
----------------------------------------
 $132         $608     $1,110    $2,492
----------------------------------------


/1/  Without contractual fee waivers, 1 Year expenses would be $226.

O N E  G R O U P (R)
================================================================================

International Equity Index Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?


The Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI EAFE GDP Index./1/

/1/ " MSCI EAFE GDP Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.


What are the Fund's main investment strategies?


The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund also may invest in stock index futures. Banc One Investment Advisors attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund's expenses. As part of its investment strategy, the Fund may invest in securities of emerging international markets such as Mexico, Chile and Brazil. Banc One Investment Advisors selects securities of emerging markets that are included in the Morgan Stanley Emerging Market Free Index based on size, risk and the ease of investing in the country's market (e.g., reasonable settlement procedures). Most of the Fund's assets will be denominated in foreign currencies. For more information about the International Equity Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS


Index Investing. The Fund attempts to track the performance of the MSCI EAFE GDP Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the values of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.


Foreign Securities. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Market Risk. The Fund may invest up to 10% of its net assets in securities of emerging international markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively

Fund Summary
================================================================================


International Equity Index Fund


unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

1993    1994   1995    1996   1997   1998     1999    2000     2001     2002
-----   ----   -----   ----   ----   -----   -----   ------   ------   ------
29.60%  3.90%  10.19%  6.61%  5.68%  21.57%  33.42%  -17.63%  -21.97%  -16.27%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 20.94%.

Best Quarter: 20.46%    4Q1998                  Worst Quarter: -19.86%    3Q2002

Fund Summary
================================================================================

International Equity Index Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002



-----------------------------------------------------------------------------------------
                               INCEPTION                                    PERFORMANCE
                             DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 10/28/92
-----------------------------------------------------------------------------------------
Class I                       10/28/92
-----------------------------------------------------------------------------------------
Return Before Taxes                          -16.27%   -2.68%     3.85%        3.85%
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions          -16.38%   -3.25%     3.22%        3.22%
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions and
   Sale of Fund Shares                        -9.99%   -2.13%     3.05%        3.05%
-----------------------------------------------------------------------------------------
MSCI EAFE GDP Index/1/
(no deduction for fees, expenses or taxes)   -15.90%   -1.77%     5.24%        5.20%
-----------------------------------------------------------------------------------------


/1/ The MSCI EAFE GDP Index is an unmanaged index generally representative of the performance of international stock markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
================================================================================


International Equity Index Fund


Fees and Expenses
================================================================================

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
-----------------------------------------------------------
(fees paid directly from your investment)           CLASS I
-----------------------------------------------------------
Redemption Fee on shares held less than 90 days
   (as a percentage of amount redeemed/exchanged)    2.00%
-----------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------
(expenses that are deducted from Fund assets)       CLASS I
-----------------------------------------------------------
Investment Advisory Fees                              .55%
-----------------------------------------------------------
Other Expenses                                        .31%
-----------------------------------------------------------
Total Annual Fund Operating Expenses                  .86%
-----------------------------------------------------------


Examples
================================================================================


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
 $88       $274      $477     $1,061
-------------------------------------

O N E  G R O U P (R)
================================================================================

Diversified International Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?

The Fund seeks long-term capital growth by investing primarily in equity securities of foreign issuers.

What are the Fund's main investment strategies?


The Fund invests mainly in the securities of companies located in Europe, Asia and Latin America. The Fund also will invest in other regions and countries that present attractive investment opportunities, including developing countries. In selecting a country for investment, Banc One Investment Advisors analyzes global economic, political and market conditions. In selecting individual securities, Banc One Investment Advisors emphasizes core holdings that are diversified by region, country, sector, capitalization and investment styles. Securities also are selected based upon such characteristics as relative price-to-earnings, dividend yield, and price momentum. For more information about the Diversified International Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Foreign Securities. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. Because the Fund may invest over 25% of its total assets in a single country, political and economic developments in that country will have a greater impact on the performance of the Fund than would be the case if the Fund were more widely diversified.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes

Fund Summary
================================================================================


Diversified International Fund


in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

1993    1994   1995    1996   1997   1998     1999    2000     2001     2002
-----   ----   -----   ----   ----   -----   -----   ------   ------   ------
29.66%  0.00%  11.48%  7.74%  3.97%  16.43%  41.19%  -20.89%  -17.81%  -17.27%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 19.48%. The above-quoted performance data includes the performance of a common trust fund, the predecessor to the Pegasus International Equity Fund and the Pegasus International Equity Fund for the period prior to the consolidation with the One Group Diversified International Fund on March 22, 1999. The predecessor to the Pegasus International Equity Fund commenced operations on December 3, 1994, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus International Equity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


Best Quarter: 26.98%    4Q1999                  Worst Quarter: -19.12%    3Q2002

Fund Summary
================================================================================

Diversified International Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/



                                INCEPTION                                     PERFORMANCE
                              DATE OF CLASS    1 YEAR   5 YEARS   10 YEARS   SINCE 4/30/86
------------------------------------------------------------------------------------------
Class I                         12/3/94
------------------------------------------------------------------------------------------
Return Before Taxes                            -17.27%   -2.43%     3.66%        5.29%
------------------------------------------------------------------------------------------
Return After Taxes on Distributions            -17.38%   -2.82%     3.33%        5.09%
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale
   of Fund Shares                              -10.60%   -1.94%     2.94%        4.47%
------------------------------------------------------------------------------------------
MSCI EAFE + EMF Index/2/
(no deduction for expenses or taxes)           -14.76%   -2.86%     3.99%            *
------------------------------------------------------------------------------------------



/1/ The above-quoted performance data includes the performance of a common trust fund (inception 4/30/86), the predecessor to the Pegasus International Equity Fund, and the Pegasus International Equity Fund for the period prior to the consolidation with the One Group Diversified International Fund on March 22, 1999. The predecessor to the Pegasus International Equity Fund commenced operations on December 3, 1994, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus International Equity Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


/2/ The Morgan Stanley Capital International (MSCI) EAFE + EMF Index is an unmanaged index generally representative of the performance of international stock markets and of emerging markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

*    Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
================================================================================
Diversified International Fund

Fees and Expenses
================================================================================

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
===========================================================
(fees paid directly from your investment)           CLASS I
===========================================================
Redemption Fee on shares held less than 90 days
   (as a percentage of amount redeemed/exchanged)    2.00%
-----------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES
===========================================================
(expenses that are deducted from Fund assets)       CLASS I
===========================================================
Investment Advisory Fees                              .80%
-----------------------------------------------------------
Other Expenses                                        .35%
-----------------------------------------------------------
Total Annual Fund Operating Expenses                 1.15%
-----------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/           (.05%)
-----------------------------------------------------------
Net Expenses                                         1.10%
-----------------------------------------------------------



/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.10% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples
================================================================================


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.



1 YEAR/1/   3 YEARS   5 YEARS   10 YEARS
----------------------------------------
 $112         $360      $628     $1,393
----------------------------------------


/1/  Without contractual fee waivers, 1 Year expenses would be $117.

More About the Funds

Each of the 16 Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


Principal Investment Strategies


This prospectus describes 16 mutual funds with a variety of investment objectives, including total return, capital appreciation, current income and long-term capital growth. The principal investment strategies that are used to meet each Fund's investment objective also are described in "Fund Summaries:
Investments, Risk & Performance" in the front of this prospectus. They also are described below. There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.


                              FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

ONE GROUP SMALL CAP GROWTH FUND. The Fund may invest in common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small-capitalization companies. Small-capitalization companies are defined as companies with market capitalizations ranging from $100 million to $3 billion at the time of investment. The Fund may occasionally hold securities of companies with large capitalizations if doing so contributes to the Fund's investment objective.

..    Under normal circumstances, at least 80% of the Fund's assets will be invested in the securities of small-capitalization companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    Although the Fund may invest up to 20% of its total assets in U.S.
     government securities, other investment grade fixed income securities, and cash and cash equivalents, the Fund's main investment strategy is to invest in equity securities of small-capitalization companies.


ONE GROUP SMALL CAP VALUE FUND. The Fund invests mainly in equity securities of small-capitalization companies. Small-capitalization companies are defined as companies with market capitalizations of $100 million to $3 billion at the time of investment. The Fund may occasionally hold securities of companies with large capitalizations if doing so contributes to the Fund's investment objectives.


..    Under normal circumstances, at least 80% of the Fund's assets will be invested in common and preferred stocks, rights, warrants, convertible securities, and other equity securities of small-capitalization companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    The Fund may invest up to 25% of the Fund's net assets in foreign securities.

..    Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.

ONE GROUP MID CAP GROWTH FUND. The Fund invests in securities of mid-cap companies that have the potential to produce above-average earnings growth per share over a one- to three-year period. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment.

..    Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    A portion of the Fund's assets may be held in cash equivalents.


ONE GROUP MID CAP VALUE FUND. The Fund invests mainly in equity securities of mid-cap companies with below-market average price-to-earnings and price-to-book value ratios. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment.


..    Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of mid-cap companies, including common stock and debt securities and preferred stocks both of which are convertible into common stocks. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    A portion of the Fund's assets may be held in cash equivalents.


ONE GROUP DIVERSIFIED MID CAP FUND. The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment.


..    Under normal circumstances, at least 80% of the Fund's assets will be invested in common and preferred stocks, rights, warrants, convertible securities, and other equity securities of mid-cap companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    Up to 25% of the Fund's net assets may be invested in foreign securities.
     Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, and cash and cash equivalents. Although the Fund may use these strategies more in the future, the Fund's main strategy is to invest in equity securities of mid-capitalization companies.

ONE GROUP LARGE CAP GROWTH FUND. The Fund invests mainly in equity securities of large, well-established companies, including common stocks, and debt securities and preferred stocks which are convertible to common stocks. Large companies are

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

defined as companies with market capitalizations in excess of $4 billion at the time of investment.

..    Under normal circumstances, at least 80% of the Fund's assets will be invested in the equity securities of large, well-established companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

ONE GROUP LARGE CAP VALUE FUND. The Fund invests in equity securities of large companies that are believed to be selling below their long-term investment values. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.

..    Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of large companies, including common stocks, and debt securities and preferred stocks which are convertible to common stock. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    A portion of the Fund's assets may be held in cash equivalents.

ONE GROUP EQUITY INCOME FUND. The Fund invests in the equity securities of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics.

..    Under normal circumstances, at least 80% of the Fund's assets will be invested in the equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    A portion of the Fund's assets may be held in cash equivalents.

ONE GROUP DIVERSIFIED EQUITY FUND. The Fund invests mainly in common stocks of companies that have the potential for continued earnings growth with strong fundamentals and a reasonable value.

..    Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    Although the Fund may invest up to 20% of the Fund's total assets in U.S.
     government securities, other investment grade fixed income securities, and cash and cash equivalents, the Fund's main investment strategy is to invest in equity securities.

ONE GROUP BALANCED FUND. The Fund invests in a combination of stocks, fixed income securities and money market instruments. Normally, the Fund will invest:

..    Between 40% and 75% of its total assets in all types of equity securities
     (including stock of both large- and small-capitalization companies and growth and value securities). Up to 25% of the Fund's net assets may be invested in foreign securities, including American Depositary Receipts.

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..    Between 25% and 60% of its total assets in mid- to long-term fixed income securities, including bonds, notes and other debt securities. The balance will be invested in cash equivalents.

      HOW DOES BANC ONE INVESTMENT ADVISORS SELECT FIXED INCOME SECURITIES
                             FOR THE BALANCED FUND?

Banc One Investment Advisors analyzes four major factors in managing and constructing the portfolio of fixed income securities for the Balanced Fund: duration, market sector, maturity concentrations and individual securities. Rather than attempting to time the market, Banc One Investment Advisors looks for sectors and securities that it believes will perform consistently well over time as measured by total return. The fixed income portion of the Balanced Fund attempts to enhance total return by selecting market sectors and securities that offer risk/reward advantages based on market trends, structural makeup and credit trends. Individual securities that are purchased by the Fund are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment (e.g., asset-backed securities).

ONE GROUP EQUITY INDEX FUND. The Fund invests in stocks included in the S&P 500 Index. (The Fund also invests in stock index futures and other equity derivatives.) The Fund may hold up to 10% of its total assets in cash or cash equivalents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of the 10% limitation.)

..    The percentage of a stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index.

..    Banc One Investment Advisors generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock.

..    The Fund attempts to achieve a correlation between the performance of the
     Fund and that of the S&P 500 Index of at least 0.95, without taking into account Fund expenses. Perfect correlation would be 1.00.

ONE GROUP MARKET EXPANSION INDEX FUND. The Fund invests in stocks included in the S&P SmallCap 600 Index and S&P MidCap 400 Index.

..    The Fund also may invest up to 10% of its net assets in foreign securities, including Depositary Receipts.

..    Up to 10% of the Fund's total assets may be held in cash and cash equivalents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of the 10% limitation.)

ONE GROUP HEALTH SCIENCES FUND. The Fund mainly invests in equity securities of health sciences companies with an emphasis on companies that Banc One Investment Advisors believes will produce above-average growth.

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

..    Under normal circumstances, at least 80% of the Fund's assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of companies engaged in the research, development, production, or distribution of products and services related to biotechnology, health care or medicine. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, and equity securities of companies outside industries in the health sciences sector.

..    The Fund also may invest up to 25% of its net assets in the securities of foreign issuers.

..    Under normal conditions, the Fund will invest at least 25% of its total assets in one industry or group of industries in the health sciences sector. Companies in an industry or group of industries in the health sciences sector include companies engaged in the research, development, production, or distribution of products and services related to biotechnology, health care or medicine.

ONE GROUP TECHNOLOGY FUND. The Fund mainly invests in equity securities that have, or are expected to develop products, processes or services that will provide significant technological advances and improvements.

..    Under normal circumstances, at least 80% of the Fund's assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of companies that develop significant technological advancements or improvements. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, and equity securities of companies outside the technology sector.

..    The Fund also may invest up to 25% of its net assets in the securities of foreign issuers.

..    Under normal circumstances, the Fund will invest at least 25% of its total assets in one industry or group of industries in the technology sector. Companies in an industry or group of industries in the technology sector include companies engaged in the research, development, production, or distribution of products and services related to computer hardware and software, communications and electronics.

ONE GROUP INTERNATIONAL EQUITY INDEX FUND. The Fund invests in stocks included in the MSCI EAFE GDP Index. (The Fund also invests in stock index futures.) Banc One Investment Advisors seeks to achieve a correlation between the performance of the Fund and that of the MSCI EAFE GDP Index of at least 0.90, without taking into account expenses. Perfect correlation would be 1.00.

..    Under normal circumstances, at least 80% of the Fund's assets will be invested in common stocks (including American Depositary Receipts), preferred stocks,

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

     convertible securities (provided they are traded on an exchange or over-the-counter), warrants, receipts and other equity securities that comprise the index or indices identified by the Fund. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    No more than 10% of the Fund's assets will be held in cash or cash equivalents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of this 10% limitation.)

..    Up to 10% of the Fund's net assets may be invested in securities of emerging international markets included in the Morgan Stanley Emerging Market Free Index, such as Mexico, Chile and Brazil. These investments may be made directly or through local exchanges, through publicly traded closed-end country funds or through "passive foreign investment companies."

..    Up to 20% of the Fund's total assets may be invested in debt securities issued or guaranteed by foreign governments or any of their political subdivisions, agencies, or instrumentalities, or by supranational issuers rated in one of the three highest rating categories.

..    A substantial portion of the Fund's assets will be denominated in foreign currencies.

ONE GROUP DIVERSIFIED INTERNATIONAL FUND. The Fund invests mainly in the securities of companies located in Europe, Asia and Latin America.

..    At least 65% of the Fund's total assets normally will be invested in foreign equity securities, consisting of common stock (including American Depositary Receipts), preferred stocks, rights, warrants, convertible securities, foreign currencies and options on foreign currency, and other equity securities.

..    Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.

Investment Risks


The main risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.

DERIVATIVES. The Funds may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.


                              WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

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FOREIGN SECURITIES. Investments in foreign securities involve risks different from investments in U.S. securities. These risks include the risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of the International Equity Index Fund and the Diversified International Fund is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.

     EUROPE. Europe includes countries with highly-developed markets as well as countries with emerging markets. Many developed countries in Western Europe are members of the European Union and the European Monetary Union which require compliance with stringent fiscal and monetary controls. The markets of Eastern European countries continue to remain relatively undeveloped and are sensitive to political and economic developments.

     ASIA. Asia includes countries in all stages of economic development from the highly developed market economy of Japan to the emerging market economy of the People's Republic of China. Generally, Asian economies face over-extension of credit, currency devaluation, rising unemployment, decreased exports and economic recessions. Currency devaluation in any one country may have a negative effect on the entire region. The markets in each Asian country suffered significant downturns and volatility in recent years. Although the Asian markets are recovering, continued volatility may persist.

     LATIN AMERICA. Latin American countries are considered to be emerging market economies that are marked by high interest rates, inflation and unemployment. Currency devaluation in any one country may have an adverse effect on the entire region. The markets in many Latin American countries have experienced significant downturns as well as significant volatility in recent years. Although the Latin American market appears to be recovering, continued volatility may persist. A small number of companies and industries, including the telecommunications sector, represent a large portion of the market in many Latin American countries.

SECURITIES OF HEALTH SCIENCES COMPANIES. The Health Sciences Fund invests a significant portion of its assets in the securities of companies in industries in the health sciences sector. Because of this focus, the Fund's performance is closely tied to, and affected by, regulatory, business and economic developments that impact industries in this sector.

..    Industries in the health sciences sector are subject to comprehensive government regulation and scrutiny. Changes in legislation or government regulation may have a detrimental impact on the Fund and its share price.

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

..    The activities of health sciences companies may be dependent upon government funding and reimbursements from governmental programs and agencies. If such funding is withdrawn or decreased, the Fund may be adversely impacted.

..    The Fund also invests in health sciences companies that are dependent upon the successful development of new products. Such products often require regulatory approval. Denial or delays of regulatory approvals may have an adverse impact on the companies in which the Fund invests. In addition, because of the rapid pace of medical research and development, products and services produced by such companies may become obsolete or have relatively short product cycles.

..    Health sciences companies are especially vulnerable to patent infringement, product liability or other litigation.

..    The Fund may invest a significant portion of its assets in a single industry or small group of industries within the health sciences sector. Such concentration increases the risk of loss to the Fund.

SECURITIES OF TECHNOLOGY COMPANIES. The Technology Fund invests a significant portion of its assets in the securities of companies in industries in the technology sector. Because of this focus, the Fund's performance is closely tied to and affected by this sector. The valuation of many technology stocks could be high when considered by such traditional measures of value as price-to-earnings ratios, price-to-book or dividend yield. This reflects the fact that many technology stocks are issued by relatively new companies that have not yet achieved profitability. Companies in the rapidly changing technology field also often have unusually high price volatility. For example, products and services that at first appear promising may not prove commercially successful. Such earnings disappointments can result in sharp stock price declines. Competitive pressures also may have a significant effect on the financial condition of technology-sensitive companies. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, increasingly aggressive pricing may affect the profitability of companies in which the Fund invests. In addition, because of the rapid pace of technological development, products and services produced by companies in which the Fund invests may become obsolete or have relatively short product cycles. As a result the Fund's value and returns may be considerably more volatile and pose greater risks than the value and returns of other mutual funds with greater diversification among economic sectors.


For more information about risks associated with the types of investments that the Funds purchase, please read "Fund Summaries: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.


Temporary Defensive Positions


To respond to unusual market conditions, the Funds may invest their assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and prevent the Funds from meeting their investment objectives.


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

                           WHAT IS A CASH EQUIVALENT?


Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.


The percentage of total assets that each Fund may invest in cash and cash equivalents is as follows:


-----------------------------------------------
                                  PERCENTAGE OF
FUND                               TOTAL ASSETS
-----------------------------------------------
Small Cap Growth Fund                 100%
-----------------------------------------------
Small Cap Value Fund                  100%
-----------------------------------------------
Mid Cap Growth Fund                   100%
-----------------------------------------------
Mid Cap Value Fund                    100%
-----------------------------------------------
Diversified Mid Cap Fund              100%
-----------------------------------------------
Large Cap Growth Fund                 100%
-----------------------------------------------
Large Cap Value Fund                  100%
-----------------------------------------------
Equity Income Fund                    100%
-----------------------------------------------
Diversified Equity Fund               100%
-----------------------------------------------
Balanced Fund                         100%
-----------------------------------------------
Equity Index Fund                      10%/1/
-----------------------------------------------
Market Expansion Index Fund            10%/1/
-----------------------------------------------
Health Sciences Fund                  100%
-----------------------------------------------
Technology Fund                       100%
-----------------------------------------------
International Equity Index Fund        10%/1/
-----------------------------------------------
Diversified International Fund        100%
-----------------------------------------------


/1/ Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of the percentage limitation.

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Portfolio Turnover


The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 2003 is shown in the Financial Highlights.


To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

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How to Do Business with One Group Mutual Funds

Purchasing Fund Shares

Where can I buy shares?

You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").

Who may purchase Class I shares?

Class I shares may be purchased by:


..    Institutional investors such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Funds' transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

..    If you have questions about eligibility, please call 1-877-691-1118.


When can I buy shares?


..    Purchases may be made on any business day. This includes any day that the
     Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
     New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


..    Purchase requests received before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.


..    The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order. The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not


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


     known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.


..    Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?

..    Shares are sold at net asset value ("NAV").


..    NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

..    The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund's NAV is calculated that security may be valued by another method that the Funds believe accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


..    A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.   Decide how much you want to invest.

     . The minimum initial investment for Class I shares is $200,000 per Fund.

     . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

     .    Subsequent investments must be at least $5,000 per Fund.


     . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b), SIMPLE IRA and wrap fee accounts). One Group reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-877-691-1118.


3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


     Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open


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


     an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you including your social security number, tax identification number or other indentifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.

     . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

     . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.   Send the completed Account Application and a check to:


     ONE GROUP MUTUAL FUNDS
     P. O. BOX 8528
     BOSTON, MA 02266-8528


     . If you choose to pay by wire, please call 1-877-691-1118 and authorize a wire to:

          STATE STREET BANK AND TRUST COMPANY
          ATTN: CUSTODY AND SHAREHOLDER SERVICES
          ABA 011 000 028
          DDA 99034167
          FBO ONE GROUP FUND
             (EX: ONE GROUP ABC FUND-I)
          YOUR FUND NUMBER & ACCOUNT NUMBER
             (EX: FUND 123-ACCOUNT 123456789)
          YOUR ACCOUNT REGISTRATION
             (EX: ABC CORPORATION)



All checks must be in U.S. dollars. One Group does not accept cash, starter checks or credit card checks. One Group reserves the right to refuse "third party checks". Checks made payable to any individual or company and endorsed to One Group Mutual Funds are considered third party checks.


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


All checks must be payable to one of the following:


     .    One Group Mutual Funds; or

     .    The specific Fund in which you are investing.


5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.


Can I purchase shares over the telephone?

Yes. Simply select this option on your Account Application Form and then:


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.


..    Authorize a bank transfer or initiate a wire transfer to the following wire address:


     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
        (EX: ONE GROUP ABC FUND-I)
     YOUR FUND NUMBER & ACCOUNT NUMBER
        (EX: FUND 123 - ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
        (EX: ABC CORPORATION)


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

Exchanging Fund Shares

What are my exchange privileges?

You may exchange:

..    Class I shares of a Fund for Class A shares of that Fund or for Class A or
     Class I shares of another One Group Fund.

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

..    One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.


..    Before making an exchange request, you should read the prospectus of the
     One Group Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling
     1-877-691-1118.


When are exchanges processed?

Exchanges are processed the same business day they are received, provided:

..    State Street Bank and Trust Company receives the request by 4:00 p.m. ET.

..    You have provided One Group with all of the information necessary to process the exchange.


..    You have contacted your Shareholder Servicing Agent, if necessary.


Do I pay a sales charge on an exchange?


Generally, you will not pay a sales charge on an exchange. However:

..    You will pay a sales charge if you own Class I shares of a Fund and you want to exchanges those shares for Class A shares of that Fund or Class A of One Group Fund that does not charge a sales charge, unless you qualify for a sales charge waiver.


Do I pay a redemption fee on exchanges?

..    Because exchanges involve redemptions, you will pay a redemption fee of
     2.00% of the value of the shares redeemed if you exchange shares of the International Equity Index Fund or the Diversified International Fund for shares of another One Group Fund within 90 days of purchase.

Are exchanges taxable?

Generally:

..    An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

..    An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

..    You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:


..    To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other. For this purpose, substantive means an exchange in excess of $50,000.


..    Excessive exchange activity will result in revocation of your exchange privilege.

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

..    In addition, One Group reserves the right to reject any exchange request
     (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


..    The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.

..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if your account falls below the minimum required balance. If your account is closed for this reason, you will not be charged a redemption fee. For information on the minimum required balance, please read, "How do I open an account?."


Redeeming Fund Shares

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business.

..    Redemption requests received before 4:00 p.m. ET (or when the NYSE closes)
     will be effective that day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

     1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

          ONE GROUP MUTUAL FUNDS
          P.O. BOX 8528
          BOSTON, MA 02266-8528

     2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is for shares worth $50,000 or less; and

     2.   The redemption is payable to the shareholder of record; and

     3. The redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account currently designated on your One Group account.


..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


     1.   A financial institution; or


     2.   Your Shareholder Servicing Agent.


..    State Street Bank and Trust Company may charge you a wire redemption fee.
     The current fee is $7.00.

..    Your redemption proceeds will be paid within seven (7) days after receipt of the redemption request.

..    One Group may hold redemption proceeds from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as five (5) business days.


What will my shares be worth?


..    If the Fund receives your redemption request by 4:00 p.m. ET (or when the
     NYSE closes), you will that day's NAV minus the amount of any applicable redemption fee. Please read "How much do shares cost?."

..    If you sell your shares of the International Equity Index Fund or the
     Diversified International Fund within 90 days of purchase, you will pay a redemption fee of 2.00% on the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed on a systematic basis including shares redeemed as part of a regular rebalancing program, such as a wrap program, where the redemptions do not result in excessive exchange activity. For a discussion of excessive exchange activity, please review "Are there limits on exchanges?". The redemption fees are paid to the Funds and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in funds assets levels and cash flow caused by short-term shareholder trading.


Can I redeem by telephone?

Yes, if you selected this option on your Account Application Form.


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

..    Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.


..    The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds . While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.

..    Your shares may be automatically redeemed and your account closed if you no longer meet the Fund's minimum balance requirement. If your account is closed for this reason, you will not be charged a redemption fee. For information on the minimum required balance, please read, "How do I open an account?."


..    One Group may suspend your ability to redeem when:

     1.   Trading on the NYSE is restricted.

     2.   The NYSE is closed (other than weekend and holiday closings).

     3.   The SEC has permitted a suspension.

     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

..    You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

Privacy Policy

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure

From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security

For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment

One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

Voting Rights


The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


Dividend Policies

Dividends

Except for the Balanced Fund, the Equity Income Fund, the International Equity Index Fund, the Diversified International Fund, the Health Sciences Fund, and the Technology Fund, the Funds generally declare dividends on the last business day of each quarter. The Balanced Fund and the Equity Income Fund generally declare dividends on the last business day of the month. The International Equity Index Fund, the Diversified International Fund, the Health Sciences Fund, and the Technology Fund generally declare dividends on the last business day of each year. Dividends for the Funds are distributed on the first business day of the next month after they are declared. Capital gains, if any, for all Funds are distributed at least annually.


The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.


Dividend Reinvestment


You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.


If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by

State Street. You also may change the way you receive dividends and distributions by calling 1-877-691-1118.


Tax Treatment of Shareholders

Taxation of Shareholder Transactions

A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

Taxation of Distributions


Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning on or before December 31, 2008.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Foreign Investments


The Funds' investments in foreign securities may be subject to foreign withholding. In that case, the yield on those securities would be reduced. You may, however, be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Funds' investments in foreign securities or foreign currencies may increase or accelerate the Funds' recognition of ordinary income and may affect the timing or amount of the Funds' distributions.

Taxation of Retirement Plans


Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.


Tax Information


The Form 1099 that is mailed to eligible taxpayers every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.


Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.


If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

Management of One Group Mutual Funds

The Advisor


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:


=======================================================================
                                                     ANNUAL RATE
                                                   AS PERCENTAGE OF
FUND                                           AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------------
One Group(R) Small Cap Growth Fund                       .74%
-----------------------------------------------------------------------
One Group(R) Small Cap Value Fund                        .73%
-----------------------------------------------------------------------
One Group(R) Mid Cap Growth Fund                         .67%
-----------------------------------------------------------------------
One Group(R) Mid Cap Value Fund                          .73%
-----------------------------------------------------------------------
One Group(R) Diversified Mid Cap Fund                    .73%
-----------------------------------------------------------------------
One Group(R) Large Cap Growth Fund                       .59%
-----------------------------------------------------------------------
One Group(R) Large Cap Value Fund                        .73%
-----------------------------------------------------------------------
One Group(R) Equity Income Fund                          .71%
-----------------------------------------------------------------------
One Group(R) Diversified Equity Fund                     .73%
-----------------------------------------------------------------------
One Group(R) Balanced Fund                               .50%
-----------------------------------------------------------------------
One Group(R) Equity Index Fund                           .11%
-----------------------------------------------------------------------
One Group(R) Market Expansion Index Fund                 .09%
-----------------------------------------------------------------------
One Group(R) Health Sciences Fund                        .07%
-----------------------------------------------------------------------
One Group(R) Technology Fund                             .06%
-----------------------------------------------------------------------
One Group(R) International Equity Index Fund             .54%
-----------------------------------------------------------------------
One Group(R) Diversified International Fund              .74%

The Funds shown below have adopted investment advisory fee breakpoints. As a Fund's net assets increase above designated levels, the advisory fee rate applicable to that Fund decreases. Conversely, as net assets decrease below designated levels, the advisory fee rate increases. However, in no event will the advisory fee rate exceed .74% of a Fund's average daily net assets.

===============================================================================================
                                           FIRST       FOR THE NEXT   FOR THE NEXT   FOR ASSETS
                                        $1.5 BILLION   $500 MILLION   $3.5 BILLION   OVER $5.5
FUND                                      IN ASSETS      IN ASSETS      IN ASSETS      BILLION
-----------------------------------------------------------------------------------------------
One Group(R) Small Cap Growth Fund          .74%           .70%           .65%         .60%
-----------------------------------------------------------------------------------------------
One Group(R) Small Cap Value Fund           .74%           .70%           .65%         .60%
-----------------------------------------------------------------------------------------------
One Group(R) Mid Cap Growth Fund            .74%           .70%           .65%         .60%
-----------------------------------------------------------------------------------------------
One Group(R) Mid Cap Value Fund             .74%           .70%           .65%         .60%
-----------------------------------------------------------------------------------------------
One Group(R) Diversified Mid Cap Fund       .74%           .70%           .65%         .60%
-----------------------------------------------------------------------------------------------
One Group(R) Large Cap Growth Fund          .74%           .70%           .65%         .60%
-----------------------------------------------------------------------------------------------
One Group(R) Large Cap Value Fund           .74%           .70%           .65%         .60%
-----------------------------------------------------------------------------------------------
One Group(R) Equity Income Fund             .74%           .70%           .65%         .60%
-----------------------------------------------------------------------------------------------
One Group(R) Diversified Equity Fund        .74%           .70%           .65%         .60%

The Fund Managers


The Funds, other than the One Group Equity Index Fund, the One Group Market Expansion Index Fund and the One Group International Equity Index Fund, are managed by portfolio managers teamed with growth, blend or value style analysts. The teams meet regularly to discuss industry conditions and trends, individual stocks, the market and the economy. The research analysts provide in-depth industry analysis and recommendations, while portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

One Group Small Cap Growth Fund. Steve Salopek is the portfolio manager for the One Group Small Cap Growth Fund. Mr. Salopek assumed this role in 2003. From 1999 to 2003, Mr. Salopek was a member of the team managing the One Group Technology Fund. Prior to joining Banc One Investment Advisors in 1999, Mr. Salopek was a senior equity analyst and portfolio manager for Stein Roe & Farnham, Inc. in Chicago from 1996 to 1999.

One Group Small Cap Value Fund. Lawrence Baumgartner is the portfolio manager for the One Group Small Cap Value Fund. Mr. Baumgartner is the Chief Investment Officer (Equity Securities) for Banc One Investment Advisors, a position he assumed in 2003. Mr. Baumgartner has led the Small Cap Value Team since joining Banc One Investment Advisors in 1999. From 1994 to 1999, Mr. Baumgartner was employed by National City Bank in Columbus where he founded Broad Street Asset Management Company. Mr. Baumgartner began his investment career in 1984 as an industry analyst at the State Teachers Retirement System of Ohio ("STRS").

One Group Mid Cap Growth Fund. Richard Jandrain, Chief Investment Strategist for Banc One Investment Advisors, is the portfolio manager for the One Group Mid Cap Growth Fund. Mr. Jandrain assumed both positions in 2003. From the founding of Banc One Investment Advisors in 1992 to 2003, Mr. Jandrain was the Chief Investment Officer (Equity Securities) for Banc One Investment Advisors.

One Group Mid Cap Value Fund. Timothy Drake, CFA, is the portfolio manager for the One Group Mid Cap Value Fund. Prior to assuming this position in 2003, Mr. Drake was an analyst following companies in the consumer non-durables sector from 1992 to 2003. Prior to joining Banc One Investment Advisors in 1992, Mr. Drake was an equity research analyst at National City Bank in Cleveland.

One Group Diversified Mid Cap Fund. Frank Korth, CFA, is the portfolio manager for the One Group Diversified Mid Cap Fund, a position he assumed in 2003. From 2000 to 2003, Mr. Korth was a member of the team managing the One Group Diversified Equity Fund, the One Group Equity Income Fund, the One Group Diversified Mid Cap Fund and the One Group Balanced Fund. Before joining Banc One Investment Advisors in 2000, Mr. Korth was Director of Equity Growth at National City Bank in Cleveland, Ohio. From 1990 to 1997, Mr. Korth served as Senior Vice President and portfolio manager at Zurich Kemper in Chicago.

One Group Large Cap Growth Fund. Carol R. Miller, CFA, is the portfolio manager for the One Group Large Cap Growth Fund, as well as the leader of the Growth Team. In addition to the One Group Large Cap Growth Fund, the Growth Team is responsible for the One Group Mid Cap Growth Fund, the One Group Small Cap Growth Fund, the One Group Health Sciences Fund and the One Group Technology Fund. Prior to joining Banc One Investment Advisors in 2003, Ms. Miller was a director of equity securities at Nationwide Insurance from 1999 to 2003. From 1993 to 1999 Ms. Miller was a senior portfolio manager at STRS, where she managed mid cap and large cap portfolios.

One Group Large Cap Value Fund. William Dierker, CFA, is the portfolio manager for the One Group Large Cap Value Fund as well as the leader of the Value Team. In addition to the One Group Large Cap Value Fund, the Value Team is responsible for the One Group Mid Cap Value Fund, the One Group Small Cap Value Fund and the One Group Diversified Mid Cap Fund. Prior to joining Banc One Investment Advisors in 2003, Mr. Dierker was Vice President, Equity Securities at Nationwide Insurance in Columbus, Ohio from 1997 to 2003. From 1984 to 1997, Mr. Dierker served in various capacities for the Ohio Casualty Group of Insurance Companies.

One Group Equity Income Fund. Lynn Yturri is the portfolio manager for the One Group Equity Income Fund. Mr. Yturri has served as a portfolio manager since 1993 when Bank One Corporation acquired Valley National Bank in Phoenix, Arizona, his previous employer. Prior to that date Mr. Yturri served as a senior portfolio manager and Chief Investment Officer for Valley National Bank

One Group Diversified Equity Fund. Michael Weiner, CFA, is the portfolio manager for the One Group Diversified Equity Fund and the equity portion of the One Group Balanced Fund and serves as leader of the Diversified Strategies Team. In addition to the One Group Diversified Equity Fund and One Group Balanced Fund, the

Diversified Strategies Team is responsible for One Group Equity Income Fund. Mr. Weiner joined Banc One Investment Advisors in 1994 after serving as Director, U.S. Equities for DuPont Pension Fund Investments in Wilmington, Delaware from 1992 to 1994. Before joining DuPont, Mr. Weiner served as an equity analyst for NCNB

One Group Balanced Fund. Michael Weiner, CFA, is the portfolio manager for the equity portion of the One Group Balanced Fund and Scott Grimshaw, CFA, is the portfolio manager for the fixed income portion of the Fund. Mr. Grimshaw also is the portfolio manager for the One Group Treasury & Agency Fund. From 1994 to 2003, Mr. Grimshaw was a member of the team managing these Funds.

One Group Technology Fund. Walter Casey is the portfolio manager for the One Group Technology Fund, a position he assumed in 2003. From 1999 to 2003, Mr. Casey was a member of the team managing the Fund. Before joining Banc One Investment Advisors in 1999 as an analyst, Mr. Casey was a Vice President at Schroder Capital Management in New York where he followed the technology sector from 1994 to 1999. Mr. Casey also served as an equity analyst at Union Bank of Switzerland.

One Group Health Sciences Fund. Bihag Patel is the portfolio manager for the One Group Health Sciences Fund, a position he assumed in 2003. From 2001 to 2003, Mr. Patel was a member of the team managing the Fund. From 1998 to 2001 Mr. Patel was an analyst covering various health care industries for Banc One Investment Advisors. Before joining Banc One Investment Advisors in 1998, Mr. Patel was a senior consultant at Ernst and Young's health care practice in Chicago.

One Group Diversified International Fund and the One Group International Equity Index Fund. Steve Eastwood is the portfolio manager for the One Group Diversified International Fund, as well as the leader of the International Team. In addition to the One Group Diversified International Fund, the International Team is responsible for the One Group International Equity Index Fund. Prior to joining Banc One Investment Advisors in 2003, Mr. Eastwood managed the global emerging markets portfolio of STRS. Prior to joining STRS in 1994, Mr. Eastwood organized an independent money management firm, Dillon Capital Management, in Columbus, Ohio, focusing on domestic large and small capitalization securities.

Legal Proceedings

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1- 100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn,

          Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One

          Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group

          Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One

          Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1- 100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants.

PricewaterhouseCoopers' report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                    YEAR ENDED JUNE 30,
SMALL CAP GROWTH FUND                              ------------------------------------------------------
CLASS I                                              2003       2002       2001       2000       1999
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   9.23   $  10.47   $  12.97   $  10.62   $  12.05
---------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                       (0.03)     (0.05)     (0.06)     (0.03)        --
   Net realized and unrealized gains (losses)
      from investments                                (0.33)     (1.19)     (1.05)      3.26      (0.24)
---------------------------------------------------------------------------------------------------------
Total from Investment Activities                      (0.36)     (1.24)     (1.11)      3.23      (0.24)
---------------------------------------------------------------------------------------------------------
Distributions:
   Net realized gains (losses) on investments            --         --      (1.39)     (0.88)     (1.19)
---------------------------------------------------------------------------------------------------------
Total Distributions                                      --         --      (1.39)     (0.88)     (1.19)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $   8.87   $   9.23   $  10.47   $  12.97   $  10.62
=========================================================================================================
Total Return                                          (3.90)%   (11.84)%    (9.00)%    32.26%     (0.72)%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)               $447,634   $376,910   $274,544   $253,626   $130,974
   Ratio of expenses to average net assets             1.03%      1.05%      1.04%      1.05%      1.06%
   Ratio of net investment income to average net
      assets                                          (0.45)%    (0.65)%    (0.59)%    (0.23)%     0.00%
   Ratio of expenses to average net assets*            1.04%      1.06%      1.05%      1.06%      1.09%
   Portfolio turnover(D)                              94.54%    119.33%    157.71%    163.03%    127.83%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                               SIX MONTHS
                                                              YEAR ENDED JUNE 30,                 ENDED        YEAR ENDED
SMALL CAP VALUE FUND                               -----------------------------------------     JUNE 30,     DECEMBER 31,
CLASS I                                              2003       2002       2001       2000       1999(A)          1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  21.19   $  19.53   $  13.74   $  14.26    $  15.02       $  16.22
--------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                        0.11       0.14       0.22       0.13       (0.02)         (0.07)
   Net realized and unrealized gains (losses)
      from investments                                (1.81)      2.78       5.79      (0.53)      (0.66)         (0.60)
--------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                      (1.70)      2.92       6.01      (0.40)      (0.68)         (0.53)
--------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                              (0.11)     (0.14)     (0.22)     (0.12)         --             --
   Net realized gains                                 (0.98)     (1.12)        --         --       (0.08)         (0.53)
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (1.09)     (1.26)     (0.22)     (0.12)      (0.08)         (0.53)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $  18.40   $  21.19   $  19.53   $  13.74    $  14.26       $  15.02
==========================================================================================================================
Total Return                                          (7.50)%    15.76%     43.98%     (2.78)%     (4.48)%(B)     (4.11)%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)               $604,837   $629,011   $321,689   $179,923    $246,712       $276,754
   Ratio of expenses to average net assets             1.00%      0.99%      0.96%      0.93%       0.94%(C)       0.94%
   Ratio of net investment income to average net
      assets                                           0.70%      0.73%      1.33%      0.83%      (0.35)%(C)     (0.48)%
   Ratio of expenses to average net assets*            1.02%      1.01%      0.99%      1.05%       1.03%(C)       0.94%(C)
   Portfolio turnover(D)                              45.70%     39.91%     74.81%    146.46%      50.90%         42.39%



                                                                        YEAR ENDED JUNE 30,
MID CAP GROWTH FUND                                ----------------------------------------------------------------
CLASS I                                               2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    18.70   $    22.13   $    29.73   $    25.32   $    22.51
-------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                         (0.06)       (0.11)       (0.15)       (0.10)       (0.07)
   Net realized and unrealized gains (losses)
      from investments                                   0.02        (3.25)       (3.13)        8.59         5.58
-------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        (0.04)       (3.36)       (3.28)        8.49         5.51
-------------------------------------------------------------------------------------------------------------------
Distributions:
   Net realized gains                                      --        (0.07)       (4.32)       (4.08)       (2.70)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                        --        (0.07)       (4.32)       (4.08)       (2.70)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    18.66   $    18.70   $    22.13   $    29.73   $    25.32
===================================================================================================================
Total Return                                            (0.21)%     (15.20)%     (13.54)%      36.65%       28.39%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)               $1,493,114   $1,313,208   $1,418,647   $1,624,824   $1,164,884
   Ratio of expenses to average net assets               0.99%        0.99%        0.99%        0.99%        0.99%
   Ratio of net investment income to average net
      assets                                            (0.40)%      (0.57)%      (0.60)%      (0.38)%      (0.35)%
   Ratio of expenses to average net assets*              1.06%        1.07%        1.02%        0.99%        0.99%
   Portfolio turnover(D)                                70.87%       83.02%      127.02%      181.78%      141.46%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Small Cap Opportunity Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                       YEAR ENDED JUNE 30,
MID CAP GROWTH FUND                                --------------------------------------------------------------
CLASS I                                               2003         2002         2001      2000         1999
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    15.33   $    16.74   $    13.44   $  14.88   $    16.90
-----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                          0.08         0.08         0.12       0.12         0.13
   Net realized and unrealized gains (losses)
      from investments                                  (1.14)       (0.05)        3.98      (0.14)        0.24
-----------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        (1.06)        0.03         4.10      (0.02)        0.37
-----------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                (0.08)       (0.08)       (0.12)     (0.12)       (0.13)
   Net realized gains (losses) on investments           (0.71)       (1.36)       (0.68)     (1.30)       (2.26)
-----------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.79)       (1.44)       (0.80)     (1.42)       (2.39)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    13.48   $    15.33   $    16.74   $  13.44   $    14.88
=================================================================================================================
Total Return                                            (6.48)%       0.24%       31.55%      0.38%        3.82%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)               $1,269,438   $1,237,701   $1,180,092   $963,410   $1,057,827
   Ratio of expenses to average net assets               0.99%        0.97%        0.96%      0.97%        0.95%
   Ratio of net investment income to average net
      assets                                             0.65%        0.57%        0.77%      0.93%        0.94%
   Ratio of expenses to average net assets*              1.00%        0.98%        0.97%      0.99%        0.96%
   Portfolio turnover(A)                                99.39%      101.29%      127.06%    110.43%      115.65%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                               SIX MONTHS      YEAR ENDED
                                                              YEAR ENDED JUNE 30,                 ENDED       DECEMBER 31,
DIVERSIFIED MID CAP                                -----------------------------------------    JUNE 30,      ------------
FUND CLASS I                                         2003       2002       2001       2000       1999(B)          1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  16.06   $  18.46   $  21.69   $  22.10    $  20.46       $  20.93
--------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                        0.04       0.03       0.02       0.06       (0.01)         (0.01)
   Net realized and unrealized gains (losses)
      from investments                                (0.55)     (1.53)      1.33       2.59        1.70           0.93
--------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                      (0.51)     (1.50)      1.35       2.65        1.69           0.92
--------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                              (0.04)     (0.02)     (0.03)     (0.05)         --             --
   Net realized gains                                    --      (0.88)     (4.55)     (3.01)      (0.05)         (1.39)
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.04)     (0.90)     (4.58)     (3.06)      (0.05)         (1.39)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $  15.51   $  16.06   $  18.46   $  21.69    $  22.10       $  20.46
==========================================================================================================================
Total Return                                          (3.16)%    (8.35)%     6.13%     14.03%       8.32%(C)       4.61%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)               $841,092   $835,901   $890,096   $832,959    $987,059       $987,256
   Ratio of expenses to average net assets             0.96%      0.97%      0.93%      0.86%       0.90%(D)       0.90%
   Ratio of net investment income to average net
      assets                                           0.29%      0.15%      0.19%      0.24%      (0.09)%(D)     (0.08)%
   Ratio of expenses to average net assets*            0.98%      0.99%      0.97%      1.00%       0.97%(D)       0.90%
   Portfolio turnover(A)                              48.94%     37.08%     59.45%     70.01%      23.53%         26.89%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (B) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Mid Cap Opportunity Fund. (C) Not annualized. (D) Annualized.

                                                                        YEAR ENDED JUNE 30,
LARGE CAP GROWTH FUND                              --------------------------------------------------------------
CLASS I                                               2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    12.33   $    17.12   $    26.68   $    26.15   $    22.71
-----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                          0.01        (0.02)       (0.08)       (0.03)          --
   Net realized and unrealized gains (losses)
      from investments                                   0.33        (4.77)       (8.58)        3.90         5.80
-----------------------------------------------------------------------------------------------------------------
Total from Investment Activities                         0.34        (4.79)       (8.66)        3.87         5.80
-----------------------------------------------------------------------------------------------------------------
Distributions:
   Net realized gains                                      --           --        (0.90)       (3.34)       (2.36)
-----------------------------------------------------------------------------------------------------------------
Total Distributions                                        --           --        (0.90)       (3.34)       (2.36)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    12.67   $    12.33   $    17.12   $    26.68   $    26.15
=================================================================================================================
Total Return                                             2.76%      (27.98)%     (33.56)%      15.30%       28.78%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)               $1,453,774   $1,540,526   $2,059,004   $3,118,107   $3,052,729
   Ratio of expenses to average net assets               0.99%        0.97%        0.93%        0.94%        0.96%
   Ratio of net investment income to average net
      assets                                             0.13%       (0.13)%      (0.38)%       0.12%        0.07%
   Ratio of expenses to average net assets*              1.13%        1.07%        1.00%        0.94%        0.96%
   Portfolio turnover(A)                                60.12%       69.07%       73.36%      123.21%       86.34%



                                                                          YEAR ENDED JUNE 30,
LARGE CAP VALUE FUND                               ----------------------------------------------------------------
CLASS I                                               2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    12.77   $    16.16   $    15.50   $    18.09   $    16.70
-------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                          0.12         0.09         0.11         0.13         0.18
   Net realized and unrealized gains (losses)
      from investments                                  (0.71)       (3.22)        1.05        (1.10)        2.44
-------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        (0.59)       (3.13)        1.16        (0.97)        2.62
-------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                (0.12)       (0.09)       (0.11)       (0.13)       (0.18)
   Net realized gains                                      --        (0.17)       (0.39)       (1.49)       (1.05)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.12)       (0.26)       (0.50)       (1.62)       (1.23)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    12.06   $    12.77   $    16.16   $    15.50   $    18.09
===================================================================================================================
Total Return                                            (4.46)%     (19.53)%       7.54%       (5.64)%      17.26%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)               $1,176,240   $1,161,684   $1,544,504   $1,474,666   $1,095,686
   Ratio of expenses to average net assets               0.97%        0.98%        0.96%        0.96%        0.95%
   Ratio of net investment income to average net
      assets                                             1.14%        0.67%        0.69%        0.82%        1.15%
   Ratio of expenses to average net assets*              0.98%        0.99%        0.96%        0.96%        0.95%
   Portfolio turnover(A)                                84.63%      125.65%      127.66%      131.95%       40.69%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                     YEAR ENDED JUNE 30,
EQUITY INCOME FUND                                 ------------------------------------------------------
CLASS I                                              2003       2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  16.36   $  19.42   $  21.25   $  24.50   $    24.07
---------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                        0.26       0.25       0.26       0.33         0.31
   Net realized and unrealized gains (losses)
      from investments                                (0.82)     (2.01)      0.68      (2.32)        2.11
---------------------------------------------------------------------------------------------------------
Total from Investment Activities                      (0.56)     (1.76)      0.94      (1.99)        2.42
---------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                              (0.26)     (0.24)     (0.25)     (0.32)       (0.31)
   Net realized gains                                 (0.48)     (1.06)     (2.52)     (0.94)       (1.68)
---------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.74)     (1.30)     (2.77)     (1.26)       (1.99)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $  15.06   $  16.36   $  19.42   $  21.25   $    24.50
=========================================================================================================
Total Return                                          (3.06)%    (9.64)%     4.26%     (8.34)%      11.29%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)               $294,638   $332,490   $439,755   $584,810   $1,120,181
   Ratio of expenses to average net assets             0.99%      0.99%      0.98%      0.91%        0.91%
   Ratio of net investment income to average net
      assets                                           1.84%      1.39%      1.25%      1.44%        1.40%
   Ratio of expenses to average net assets*            1.02%      1.01%      1.00%      1.01%        0.98%
   Portfolio turnover(A)                              16.80%     17.03%     13.44%     15.82%       16.22%



                                                                        YEAR ENDED JUNE 30,
DIVERSIFIED EQUITY FUND                            --------------------------------------------------------------
CLASS I                                               2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    10.46   $    12.95   $    15.05   $    15.19   $    13.51
-----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                          0.07         0.05         0.03         0.03         0.05
   Net realized and unrealized gains (losses)
      from investments                                  (0.20)       (2.45)       (1.86)        0.72         2.52
-----------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        (0.13)       (2.40)       (1.83)        0.75         2.57
-----------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                (0.07)       (0.05)       (0.03)       (0.02)       (0.05)
   Net realized gains                                      --        (0.04)       (0.24)       (0.87)       (0.84)
-----------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.07)       (0.09)       (0.27)       (0.89)       (0.89)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    10.26   $    10.46   $    12.95   $    15.05   $    15.19
=================================================================================================================
Total Return                                            (1.12)%     (18.61)%     (12.37)%       5.23%       20.72%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)               $1,579,667   $1,528,790   $1,742,023   $1,895,968   $2,089,940
   Ratio of expenses to average net assets               0.98%        0.98%        0.95%        0.95%        0.95%
   Ratio of net investment income to average net
      assets                                             0.79%        0.46%        0.26%        0.20%        0.42%
   Ratio of expenses to average net assets*              0.99%        0.99%        0.96%        0.95%        0.95%
   Portfolio turnover(A)                                26.95%       14.29%       21.92%       37.98%       50.82%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                      YEAR ENDED JUNE 30,
BALANCED FUND                          -------------------------------------------------
CLASS I                                  2003      2002      2001      2000       1999
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $ 11.65   $ 13.14   $ 13.99   $  14.13   $  13.80
----------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)           0.29      0.32      0.36       0.40       0.34
   Net realized and unrealized gains
      (losses) from investments           0.16     (1.49)    (0.86)      0.38       1.28
----------------------------------------------------------------------------------------
Total from Investment Activities          0.45     (1.17)    (0.50)      0.78       1.62
----------------------------------------------------------------------------------------
Distributions:
   Net investment income                 (0.29)    (0.32)    (0.35)     (0.39)     (0.34)
   Net realized gains                       --        --        --      (0.53)     (0.95)
----------------------------------------------------------------------------------------
Total Distributions                      (0.29)    (0.32)    (0.35)     (0.92)     (1.29)
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $ 11.81   $ 11.65   $ 13.14   $  13.99   $  14.13%
========================================================================================
Total Return                             4.06%     (9.05)%   (3.61)%     5.74%     12.74%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)   $44,153   $60,442   $84,588   $139,496   $229,008
   Ratio of expenses to average net
      assets                              0.89%     0.89%     0.89%      0.88%      0.85%
   Ratio of net investment income to
      average net assets                  2.57%     2.52%     2.56%      2.81%      2.59%
   Ratio of expenses to average net
      assets*                             1.04%     1.04%     1.01%      0.98%      0.95%
   Portfolio turnover(A)                 26.30%    24.92%    37.61%     57.08%     85.81%



                                                             YEAR ENDED JUNE 30,
EQUITY INDEX FUND                      --------------------------------------------------------------
CLASS I                                   2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $    22.60   $    27.96   $    33.21   $    31.79   $    27.16
-----------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)              0.30         0.28         0.27         0.31         0.31
   Net realized and unrealized gains
      (losses) from investments             (0.34)       (5.36)       (5.26)        1.86         5.54
-----------------------------------------------------------------------------------------------------
Total from Investment Activities            (0.04)       (5.08)       (4.99)        2.17         5.85
-----------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                    (0.30)       (0.28)       (0.26)       (0.30)       (0.30)
   Net realized gains                          --           --           --        (0.45)       (0.92)
-----------------------------------------------------------------------------------------------------
Total Distributions                         (0.30)       (0.28)       (0.26)       (0.75)       (1.22)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $    22.60   $    22.60   $    27.96   $    33.21   $    31.79
=====================================================================================================
Total Return                                (0.03)%     (18.24)%     (15.05)%       6.86%       22.50%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)   $1,737,838   $1,663,601   $1,742,852   $1,987,505   $1,855,947
   Ratio of expenses to average net
      assets                                 0.35%        0.35%        0.35%        0.35%        0.35%
   Ratio of net investment income to
      average net assets                     1.46%        1.10%        0.89%        0.95%        1.14%
   Ratio of expenses to average net
      assets*                                0.60%        0.60%        0.58%        0.57%        0.57%
   Portfolio turnover(A)                     6.74%        6.68%        9.72%        7.89%        5.37%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                SIX MONTHS     JULY 31,
MARKET EXPANSION                                 YEAR ENDED JUNE 30,              ENDED        1998 TO
INDEX FUND                             --------------------------------------    JUNE 30,    DECEMBER 31,
CLASS I                                  2003      2002      2001       2000     1999(A)        1998(B)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $   8.60   $  8.82   $  9.07   $ 10.63    $ 10.52     $  10.00
---------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)            0.03      0.04      0.06      0.07       0.03         0.03
   Net realized and unrealized gains
      (losses) from investments           (0.25)    (0.19)     0.70      1.15       0.40         0.93
   Capital contributions from
      Investment Advisor                     --        --        --      0.02         --           --
---------------------------------------------------------------------------------------------------------
Total from Investment Activities          (0.22)    (0.15)     0.76      1.24       0.43         0.96
---------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                  (0.03)    (0.03)    (0.05)    (0.07)     (0.03)       (0.03)
   Net realized gains (losses) on
      investments                         (0.02)    (0.04)    (0.96)    (2.73)     (0.29)       (0.41)
---------------------------------------------------------------------------------------------------------
Total Distributions                       (0.05)    (0.07)    (1.01)    (2.80)     (0.32)       (0.44)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $   8.33   $  8.60   $  8.82   $  9.07    $ 10.63     $  10.52
=========================================================================================================
Total Return                              (2.46)%   (1.78)%    8.84%    14.30%      4.54%(C)     9.91%(C)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)   $113,512   $42,115   $31,337   $28,699    $28,871      $27,483
   Ratio of expenses to average net
      assets                               0.57%     0.57%     0.57%     0.57%      0.57%(D)     0.56%(D)
   Ratio of net investment income to
      average net assets                   0.59%     0.44%     0.61%     0.72%      0.68%(D)     0.75%(D)
   Ratio of expenses to average net
      assets*                              0.82%     0.90%     0.85%     0.95%      0.97%(D)     1.12%(D)
   Portfolio turnover(E)                  53.51%    73.63%    36.68%    64.29%     36.50%       20.18%



                                                 YEAR ENDED       JULY 28,
                                                  JUNE 30,        2000 TO
TECHNOLOGY FUND                               ----------------    JUNE 30,
CLASS I                                        2003     2002      2001(B)
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 3.58   $  5.91    $ 10.00
--------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                (0.03)    (0.05)     (0.04)
   Net realized and unrealized gains
      (losses) from investments                 0.19     (2.28)     (4.05)
--------------------------------------------------------------------------
Total from Investment Activities                0.16     (2.33)     (4.09)
--------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $ 3.74   $  3.58    $  5.91
==========================================================================
Total Return                                    4.47%   (39.42)%   (40.90)%(C)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)          $3,647   $ 2,524    $ 3,509
   Ratio of expenses to average net assets      1.30%     1.30%      1.30%(D)
   Ratio of net investment income to
      average net assets                       (0.91)%   (1.03)%    (0.98)%(D)
   Ratio of expenses to average net assets*     2.23%     2.20%      2.14%(D)
   Portfolio turnover(E)                       29.13%    33.74%     76.53%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Market Expansion Index Fund. (B) Period from commencement of operations.
     (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                     MARCH 23,
                                                                     YEAR ENDED       2001 TO
HEALTH SCIENCES FUND                                                   JUNE 30,       JUNE 30,
CLASS I                                                            2003      2002     2001(A)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  8.88   $ 11.71    $10.00
----------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                           (0.04)    (0.19)    (0.02)
   Net realized and unrealized gains (losses) from investments      1.40     (2.60)     1.73
----------------------------------------------------------------------------------------------
Total from Investment Activities                                    1.36     (2.79)     1.71
----------------------------------------------------------------------------------------------
Distributions:
   Net Realized Gains                                                 --     (0.04)       --
----------------------------------------------------------------------------------------------
Total Distributions                                                   --     (0.04)       --
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 10.24   $  8.88    $11.71
==============================================================================================
Total Return                                                       15.32%   (23.92)%   17.10%(B)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                             $   202   $   276    $1,080
   Ratio of expenses to average net assets                          1.35%     1.35%     1.35%(C)
   Ratio of net investment income to average net assets            (0.34)%   (0.61)%   (0.51)%(C)
   Ratio of expenses to average net assets*                         2.20%     2.37%     5.10%(C)
   Portfolio turnover(D)                                          106.72%    67.68%     2.34%



                                                                 YEAR ENDED JUNE 30,
INTERNATIONAL EQUITY INDEX                      ----------------------------------------------------
FUND CLASS I                                      2003       2002       2001       2000       1999
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  14.10   $  16.08   $  21.65   $  18.63   $  17.97
----------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                     0.19       0.13       0.22       0.14       0.19
   Net realized and unrealized gains (losses)
      from investments                             (1.07)     (1.99)     (5.55)      3.22       1.71
   Redemption fees collected from redemption
      of fund shares                                0.01         --         --         --         --
----------------------------------------------------------------------------------------------------
Total from Investment Activities                   (0.87)     (1.86)     (5.33)      3.36       1.90
----------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                           (0.04)     (0.12)     (0.19)     (0.05)     (0.39)
   Net realized gains                                 --         --      (0.05)     (0.29)     (0.85)
----------------------------------------------------------------------------------------------------
Total Distributions                                (0.04)     (0.12)     (0.24)     (0.34)     (1.24)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $  13.19   $  14.10   $  16.08   $  21.65   $  18.63
====================================================================================================
Total Return                                       (6.12)%   (11.55)%   (24.77)%    18.09%     11.27%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)            $560,910   $564,207   $639,028   $795,657   $657,902
   Ratio of expenses to average net assets          0.84%      0.87%      0.83%      0.86%      0.85%
   Ratio of net investment income to average
      net assets                                    1.59%      0.79%      1.21%      0.66%      1.03%
   Ratio of expenses to average net assets*         0.86%      0.87%      0.85%      0.86%      0.85%
   Portfolio turnover(D)                           11.72%     13.60%      6.75%     13.85%     33.99%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                  SIX MONTHS      YEAR ENDED
DIVERSIFIED                                      YEAR ENDED JUNE 30,                 ENDED       DECEMBER 31,
INTERNATIONAL                          -----------------------------------------    JUNE 30,     ------------
FUND CLASS I                             2003       2002       2001       2000      1999(A)         1998
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
   PERIOD                              $  11.87   $  13.14   $  17.97   $  15.13   $  13.93       $  12.14
-------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)            0.13      (0.02)      0.16       0.11       0.11           0.14
   Net realized and unrealized
      gains (losses)from
      investments                         (0.98)     (1.13)     (4.60)      3.06       1.09           1.85
   Redemption fees collected from
      redemption of fund shares            0.01         --         --         --         --             --
-------------------------------------------------------------------------------------------------------------
Total from Investment Activities          (0.84)     (1.15)     (4.44)      3.17       1.20           1.99
-------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                  (0.03)     (0.12)     (0.09)     (0.15)        --          (0.15)
   Net realized gains                        --         --      (0.30)     (0.18)        --          (0.05)
-------------------------------------------------------------------------------------------------------------
Total Distributions                       (0.03)     (0.12)     (0.39)     (0.33)        --          (0.20)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $  11.00   $  11.87   $  13.14   $  17.97   $  15.13       $  13.93
=============================================================================================================
Total Return                              (7.02)%    (8.75)%   (25.13)%    20.97%      8.61%(B)      16.43%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period
      (000)                            $807,349   $795,180   $790,431   $851,758   $599,310       $569,522
   Ratio of expenses to average net
      assets                               1.08%      1.05%      1.05%      1.05%      1.06%(C)       1.09%
   Ratio of net investment income to
      average net assets                   1.37%      0.73%      1.18%      0.62%      1.59%(C)       1.04%
   Ratio of expenses to average net
      assets*                              1.15%      1.11%      1.07%      1.08%      1.09%(C)       1.09%
   Portfolio turnover(D)                  94.26%    266.10%     29.92%     17.05%      2.96%          8.50%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus International Equity Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

Appendix A

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                   FUND NAME   FUND CODE
--------------------------------------------------------
          One Group(R) Small Cap Growth Fund       1
--------------------------------------------------------
           One Group(R) Small Cap Value Fund       2
--------------------------------------------------------
            One Group(R) Mid Cap Growth Fund       3
--------------------------------------------------------
             One Group(R) Mid Cap Value Fund       4
--------------------------------------------------------
       One Group(R) Diversified Mid Cap Fund       5
--------------------------------------------------------
          One Group(R) Large Cap Growth Fund       6
--------------------------------------------------------
           One Group(R) Large Cap Value Fund       7
--------------------------------------------------------
             One Group(R) Equity Income Fund       8
--------------------------------------------------------
        One Group(R) Diversified Equity Fund       9
--------------------------------------------------------
                  One Group(R) Balanced Fund      10
--------------------------------------------------------
              One Group(R) Equity Index Fund      11
--------------------------------------------------------
    One Group(R) Market Expansion Index Fund      12
--------------------------------------------------------
           One Group(R) Health Sciences Fund      13
--------------------------------------------------------
                One Group(R) Technology Fund      14
--------------------------------------------------------
One Group(R) International Equity Index Fund      15
--------------------------------------------------------
 One Group(R) Diversified International Fund      16
--------------------------------------------------------

                                                         Fund             Risk
Instrument                                               Code             Type
====================================================================================
Adjustable Rate Mortgage Loans ("ARMs"): Loans in a      10               Prepayment
mortgage pool that provide for a fixed initial                            Market
mortgage interest rate for a specified period of time,                    Credit
after which the rate may be subject to periodic                           Regulatory
adjustments.
------------------------------------------------------------------------------------

                                                         Fund             Risk
Instrument                                               Code             Type
====================================================================================
Asset-Backed Securities: Securities secured by           2, 5, 10, 16     Prepayment
company receivables, home equity loans, truck and                         Market
auto loans, leases, credit card receivables and other                     Credit
securities backed by other types of receivables or                        Regulatory
other assets.
------------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts   1-16             Credit
drawn on and accepted by a commercial bank.                               Liquidity
Maturities are generally six months or less.                              Market
------------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer      1-16             Management
the right to buy, and obligates the seller of the                         Liquidity
option to sell, a security at a specified price at a                      Credit
future date. A put option gives the buyer the right to                    Market
sell, and obligates the seller of the option to buy, a                    Leverage
security at a specified price at a future date. The
Funds will sell only covered call and secured put
options.
------------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a   1-16             Market
stated maturity.                                                          Credit
                                                                          Liquidity
------------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured                  1-16             Credit
short-term promissory notes issued by corporations                        Liquidity
and other entities. Maturities generally vary from a                      Market
few days to nine months.
------------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.          1-16             Market
------------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that    1-16             Market
can convert to common stock.                                              Credit
------------------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and           6, 10, 13, 14    Market
non-convertible debt securities.                                          Credit
------------------------------------------------------------------------------------
Currency Futures and Related Options: The Funds may      15, 16           Management
engage in transactions in financial futures and                           Liquidity
related options, which are generally described above.                     Credit
The Funds will enter into these transactions in                           Market
foreign currencies for hedging purposes only.                             Political
                                                                          Leverage
                                                                          Foreign
                                                                          Investment
------------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts     10               Market
and standby commitments to purchase the securities                        Liquidity
at a fixed price (usually with accrued interest)                          Management
within a fixed period of time following demand by a
Fund.
------------------------------------------------------------------------------------

                                                         Fund             Risk
Instrument                                               Code             Type
====================================================================================
Exchange-Traded Funds: Ownership in unit                 1-16             Market
investment trusts, depositary receipts, and other
pooled investment vehicles that hold a portfolio of
securities or stocks designed to track the price
performance and dividend yield of a particular broad
based, sector or international index. Exchange-traded
funds or ETFs include a wide range of investments
such as iShares, Standard and Poor's Depository
Receipts ("SPDRs"), and NASDAQ 100's. The Equity
Index Fund invests only in SPDRs and other ETFs that
track the S&P 500.
------------------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed rate     10               Credit
mortgage loans or mortgage pools which bear simple                        Prepayment
interest at fixed annual rates and have short- to long-                   Regulatory
term final maturities.                                                    Market
------------------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign         1-16             Market
companies, as well as commercial paper of foreign                         Political
issuers and obligations of foreign banks, overseas                        Liquidity
branches of U.S. banks and supranational entities.                        Foreign
Includes American Depositary Receipts, Global                             Investment
Depositary Receipts, European Depositary Receipts
and American Depositary Securities.
------------------------------------------------------------------------------------
Forward Foreign Exchange Transactions: Contractual       15, 16           Management
agreement to purchase or sell one specified currency                      Liquidity
for another currency at a specified future date and                       Credit
price. The Funds will enter into forward foreign                          Market
exchange transactions for hedging purposes only.                          Political
                                                                          Leverage
                                                                          Foreign
                                                                          Investment
------------------------------------------------------------------------------------
Futures and Related Options: A contract providing for    1-16             Management
the future sale and purchase of a specified amount of                     Market
a specified security, class of securities, or an index                    Credit
at a specified time in the future and at a specified                      Liquidity
price.                                                                    Leverage
------------------------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate debt    10               Market
instruments with interest rates that reset in the                         Leverage
opposite direction from the market rate of interest to                    Credit
which the inverse floater is indexed.
------------------------------------------------------------------------------------

                                                         Fund             Risk
Instrument                                               Code             Type
====================================================================================
Investment Company Securities: Shares of other mutual    1-16             Market
funds, including One Group money market funds and
shares of other money market funds for which Banc One
Investment Advisors or its affiliates serve as
investment advisor or administrator. Banc One
Investment Advisors will waive certain fees when
investing in funds for which it serves as investment
advisor, to the extent required by law.
-------------------------------------------------------------------------------------
Loan Participations and Assignments: Participations      10               Credit
in, or assignments of all or a portion of loans to                        Political
corporations or to governments, including governments                     Liquidity
of the less developed countries ("LDCs").                                 Foreign
                                                                          Investment
                                                                          Market
-------------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured     2, 5, 10, 14,    Prepayment
by real estate loans and pools of loans. These include   16               Market
collateralized mortgage obligations ("CMOs") and Real                     Credit
Estate Mortgage Investment Conduits ("REMICs").                           Regulatory
-------------------------------------------------------------------------------------
Mortgage Dollar Rolls: A transaction in which a Fund     2, 5, 10, 16     Prepayment
sells securities for delivery in a current month and                      Market
simultaneously contracts with the same party to                           Regulatory
repurchase similar but not identical securities on a
specified future date.
-------------------------------------------------------------------------------------
Municipal Bonds: Securities issued by a state or         10               Market
political subdivision to obtain funds for various                         Credit
public purposes. Municipal bonds include private                          Political
activity bonds and industrial development bonds, as                       Tax
well as General Obligation Notes, Tax Anticipation                        Regulatory
Notes, Bond Anticipation Notes, Revenue Anticipation
Notes, Project Notes, other short-term tax-exempt
obligations, municipal leases and obligations of
municipal housing authorities and single family
revenue bonds.
-------------------------------------------------------------------------------------
New Financial Products: New options and futures          1-16             Management
contracts and other financial products continue to be                     Credit
developed and the Funds may invest in such options,                       Market
contracts and products.                                                   Liquidity
-------------------------------------------------------------------------------------
Obligations of Supranational Agencies: Obligations of    2, 5, 10, 13,    Credit
supranational agencies which are chartered to promote    15, 16           Foreign
economic development and are supported by various                         Investment
governments and governmental agencies.
-------------------------------------------------------------------------------------

                                                         Fund             Risk
Instrument                                               Code             Type
====================================================================================
Preferred Stock: A class of stock that generally pays    1-16             Market
a dividend at a specified rate and has preference over
common stock in the payment of dividends and in
liquidation.
-------------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled          1-16             Liquidity
investment vehicles which invest primarily in income                      Management
producing real estate or real estate related loans or                     Market
interest.                                                                 Regulatory
                                                                          Tax
                                                                          Prepayment
-------------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and    1-16             Credit
the simultaneous commitment to return the security to                     Market
the seller at an agreed upon price on an agreed upon                      Liquidity
date. This is treated as a loan.
-------------------------------------------------------------------------------------
Restricted Securities: Securities not registered under   1-16             Liquidity
the Securities Act of 1933, such as privately placed                      Market
commercial paper and Rule 144A securities.
-------------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security    1-16             Market
and the simultaneous commitment to buy the security                       Leverage
back at an agreed upon price on an agreed upon date.
This is treated as a borrowing by a Fund.
-------------------------------------------------------------------------------------
Rights and Warrants: Securities, typically issued with   1, 2, 5-7,       Market
preferred stock or bonds, that give the holder the       9-16             Credit
right to buy a proportionate amount of common stock at
a specified price.
-------------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of      1-16             Credit
the Fund's total assets. In return, the Fund will                         Market
receive cash, other securities and/or letters of                          Leverage
credit as collateral.
-------------------------------------------------------------------------------------
Short-Term Funding Agreements: Funding agreements        10               Credit
issued by banks and highly rated U.S. insurance                           Liquidity
companies such as Guaranteed Investment Contracts                         Market
("GICs") and Bank Investment Contracts ("BICs").
-------------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative          10               Prepayment
multi-class mortgage securities usually structured                        Market
with two classes of shares that receive different                         Credit
proportions of the interest and principal from a pool                     Regulatory
of mortgage-backed obligations. These include IOs and
POs.
-------------------------------------------------------------------------------------

                                                         Fund             Risk
Instrument                                               Code             Type
====================================================================================
Structured Instruments: Debt securities issued by        1-10, 12, 13,    Market
agencies and instrumentalities of the U.S. government,   15, 16           Liquidity
banks, municipalities, corporations and other                             Management
businesses whose interest and/or principal payments                       Credit
are indexed to foreign currency exchange rates,                           Foreign
interest rates, or one or more other referenced                           Investment
indices.
-------------------------------------------------------------------------------------
Swaps, Caps and Floors: A Fund may enter into these      1-16             Management
transactions to manage its exposure to changing                           Credit
interest rates and other factors. Swaps involve an                        Liquidity
exchange of obligations by two parties. Caps and                          Market
floors entitle a purchaser to a principal amount from
the seller of the cap or floor to the extent that a
specified index exceeds or falls below a predetermined
interest rate or amount.
-------------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a       1-16             Liquidity
bank in exchange for the deposit of funds.                                Credit
                                                                          Market
-------------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                  1-16             Market
-------------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS   1-16             Market
and CUBES.
-------------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued     1-16             Market
by agencies and instrumentalities of the U.S.                             Credit
government. These include Ginnie Mae, Fannie Mae and
Freddie Mac.
-------------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations      1-16             Credit
with interest rates which are reset daily, weekly,                        Liquidity
quarterly or some other period and which may be                           Market
payable to the Fund on demand.
-------------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments:          1-16             Market
Purchase or contract to purchase securities at a fixed                    Leverage
price for delivery at a future date.                                      Liquidity
                                                                          Credit
-------------------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt that   2, 5, 10, 16     Credit
pay no interest, but are issued at a discount from                        Market
their value at maturity. When held to maturity, their                     Zero Coupon
entire return equals the difference between their
issue price and their maturity value.
-------------------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero coupon debt      10               Credit
securities that convert on a specified date to                            Market
interest bearing debt securities.                                         Zero Coupon
-------------------------------------------------------------------------------------

Investment Risks


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.


..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

          Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

          Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates.

     A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.


..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

..    Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.


How Can I Get More Information? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-877-691-1118 or by writing the Funds at:


     ONE GROUP(R) MUTUAL FUNDS
     1111 POLARIS PARKWAY
     COLUMBUS, OHIO 43271-1235

     OR VISITING

     WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)

                                                            [LOGO] ONE GROUP (R)
                                                                   Mutual Funds


TOG-I-120 (11/03)

MUNICIPAL INCOME FUNDS

                                                            [LOGO] ONE GROUP (R)
                                                                    Mutual Funds

[LOGO] Prospectus
       One Group Municipal Bond Funds

       November 1, 2003

       Class A Shares
       Class B Shares
       Class C Shares

                   One Group(R) Short-Term Municipal Bond Fund
                   One Group(R) Intermediate Tax-Free Bond Fund
                   One Group(R) Tax-Free Bond Fund
                   One Group(R) Municipal Income Fund
                   One Group(R) Arizona Municipal Bond Fund
                   One Group(R) Kentucky Municipal Bond Fund
                   One Group(R) Louisiana Municipal Bond Fund
                   One Group(R) Michigan Municipal Bond Fund
                   One Group(R) Ohio Municipal Bond Fund
                   One Group(R) West Virginia Municipal Bond Fund

                   The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of
   C O N T E N T S

   Fund Summaries: Investments, Risk & Performance
      One Group Short-Term Municipal Bond Fund
      One Group Intermediate Tax-Free Bond Fund
      One Group Tax-Free Bond Fund
      One Group Municipal Income Fund
      One Group Arizona Municipal Bond Fund
      One Group Kentucky Municipal Bond Fund
      One Group Louisiana Municipal Bond Fund
      One Group Michigan Municipal Bond Fund
      One Group Ohio Municipal Bond Fund
      One Group West Virginia Municipal Bond Fund

   More About the Funds
      Principal Investment Strategies
      Investment Risks
      Portfolio Quality
      Temporary Defensive Positions
      Portfolio Turnover

   How to Do Business with One Group Mutual Funds
      Purchasing Fund Shares
      Sales Charges
      Sale Charge Reductions and Waivers
      Exchanging Fund Shares
      Redeeming Fund Shares

   Privacy Policy

   Shareholder Information
      Voting Rights
      Dividend Policies
      Tax Treatment of Shareholders
      Shareholder Statements and Reports

   Management of One Group Mutual Funds
      The Advisor
      The Fund Managers


   Legal Proceedings

   Financial Highlights
   Appendix A: Investment Practices

O N E  G R O U P (R)
================================================================================

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Short-Term Municipal Bond Fund

What is the goal of the Fund?

The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

What are the Fund's main investment strategies?


The Fund invests in a portfolio of municipal bonds with an average weighted maturity of three years or less. From time to time, a significant portion of the fund's total assets may be invested in municipal housing authority obligations. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Short-Term Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
--------------------------------------------------------------------------------

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates

FUND SUMMARY

Short-Term Municipal Bond Fund

increase, the value of the Funds's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Funds's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

Short-Term Municipal Bond Fund

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Bar Chart (per calendar year)/1/ -- Class A Shares
--------------------------------------------------------------------------------

                                     [CHART]

                   1999        2000         2001         2002
                   ----        ----         ----         ----
                   0.84%       5.48%        4.85%        5.35%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 2.53%.

================================================================================
Best Quarter: 2.32%  2Q2002                        Worst Quarter: -0.30%  2Q1999
================================================================================

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/


--------------------------------------------------------------------------------------------
                                                         INCEPTION               PERFORMANCE
                                                       DATE OF CLASS   1 YEAR   SINCE 5/4/98
--------------------------------------------------------------------------------------------
Class A                                                   5/4/98
   Return Before Taxes                                                  2.21%       3.65%
   Return After Taxes on Distributions                                  2.19%       3.64%
   Return After Taxes on Distributions and Sale of Fund
      Shares                                                            2.43%       3.62%
--------------------------------------------------------------------------------------------
Class B - Return Before Taxes                             5/4/98        1.73%       3.77%
--------------------------------------------------------------------------------------------
Class C - Return Before Taxes                            11/1/01        4.74%       3.78%
--------------------------------------------------------------------------------------------
Lehman Brothers Short Municipal Bond Index/2/
   (no deduction for fees, expenses or taxes)                           6.51%       5.42%
--------------------------------------------------------------------------------------------
Lipper Short-Term Municipal Debt Fund Index/3/
   (no deduction for sales charges or taxes)                            3.87%       4.10%
--------------------------------------------------------------------------------------------

/1/ The above-quoted performance data includes the performance of the Pegasus Short Municipal Bond Fund for the period before it was consolidated with One Group Short-Term Municipal Bond Fund on March 22, 1999. Historical performance shown for Class C prior to its inception is based on the performance of Class I, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/2/ The Lehman Brothers Short Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with short-term maturities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

/3/ The Lipper Short-Term Municipal Debt Fund Index consists of funds that invest in municipal debt issues with dollar-weighted average maturities of one to three years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

Short-Term Municipal Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
================================================================================
(fees paid directly from your investment)/1/        CLASS A    CLASS B   CLASS C
================================================================================
Maximum Sales Charge (Load) Imposed on Purchases     3.00%      NONE      NONE
--------------------------------------------------------------------------------
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                 NONE/2/    3.00%     1.00%
--------------------------------------------------------------------------------
   (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                       NONE       NONE      NONE
--------------------------------------------------------------------------------
Exchange Fee                                         NONE       NONE      NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)       CLASS A    CLASS B   CLASS C
================================================================================
Investment Advisory Fees                              .60%       .60%      .60%
--------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees            .35%      1.00%     1.00%
--------------------------------------------------------------------------------
Other Expenses                                        .21%       .21%      .21%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.16%      1.81%     1.81%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/           (.36%)     (.51%)    (.51%)
--------------------------------------------------------------------------------
Net Expenses                                          .80%      1.30%     1.30%
================================================================================



/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.


/2/  Except for purchases of $1 million or more. Please see "Sales Charges."


/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .75% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .80% for Class A shares, to 1.30% for Class B shares and to 1.30% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                 CLASS A    CLASS B/2/     CLASS B/2/    CLASS C

                                             ASSUMING
                                           REDEMPTION AT
                                            THE END OF     ASSUMING NO
                                            EACH PERIOD    REDEMPTION
================================================================================
1 Year/1/                         $  379       $  432        $  132       $  132
--------------------------------------------------------------------------------
3 Years                              623          720           520          520
--------------------------------------------------------------------------------
5 Years                              885          932           932          932
--------------------------------------------------------------------------------
10 Years                           1,636        1,751         1,751        2,085
--------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

        Class A                     $415
        Class B (with redemption)   $484
        Class B (no redemption)     $184
        Class C                     $184

/2/ Class B shares automatically convert to Class A shares after six (6) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

O N E  G R O U P (R)
================================================================================

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Intermediate Tax-Free Bond Fund

What is the goal of the Fund?

The Fund seeks current income exempt from federal income taxes consistent with prudent investment management and the preservation of capital.

What are the Fund's main investment strategies?


The Fund invests primarily in a portfolio of municipal bonds with an average weighted maturity of between three and 10 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Intermediate Tax-Free Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 20% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

FUND SUMMARY

Intermediate Tax-Free Bond Fund

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
--------------------------------------------------------------------------------

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Funds investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

Intermediate Tax-Free Bond Fund

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================

                                    [CHART]

 1993    1994     1995    1996    1997    1998   1999    2000     2001    2002
 ----    -----    -----   ----    ----    ----   -----   ----     ----    ----
 9.36%   -4.17%   12.97%  4.03%   7.93%   5.75%  -2.57%  8.87%    4.19%   9.31%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.14%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.


================================================================================
Best Quarter: 5.18%  1Q1995                        Worst Quarter: -4.70%  1Q1994
================================================================================

FUND SUMMARY

Intermediate Tax-Free Bond Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.


Average Annual Total Returns through December 31, 2002/1/



===============================================================================================================
                                                      INCEPTION                                     PERFORMANCE
                                                    DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS    SINCE 9/4/90
---------------------------------------------------------------------------------------------------------------
Class A                                                2/18/92
   Return Before Taxes                                               4.36%    4.07%      4.95%        5.67%
   Return After Taxes on Distributions                               4.36%    3.98%      4.84%        5.56%
   Return After Taxes on Distributions and
      Sale of Fund Shares                                            4.22%    4.05%      4.81%        5.46%
---------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                          1/14/94       3.60%    4.02%      4.80%/5/     5.41%/5/
---------------------------------------------------------------------------------------------------------------
Lehman Brothers 7 Year Municipal Bond Index/2/
(no deduction for fees, expenses or taxes)                          10.35%    6.08%      6.34%        6.96%
---------------------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Municipal Bond Index/3/                    9.66%    6.09%         *            *
---------------------------------------------------------------------------------------------------------------
Lipper Intermediate Municipal Fund Index/4/
(no deduction for sales charges or taxes)                            8.35%    5.15%      5.56%        6.31%
---------------------------------------------------------------------------------------------------------------


/1/ Historical performance shown for Classes A and B prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/2/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.

/3/ The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.

/4/ The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.

/5/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.

* Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

Intermediate Tax-Free Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
================================================================================
(fees paid directly from your investment)/1/         CLASS A   CLASS B   CLASS C
================================================================================
Maximum Sales Charge (Load) Imposed on Purchases      4.50%     NONE      NONE
--------------------------------------------------------------------------------
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                  NONE/2/    5.00%     1.00%
--------------------------------------------------------------------------------
  (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                        NONE       NONE      NONE
--------------------------------------------------------------------------------
Exchange Fee                                          NONE       NONE      NONE
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)        CLASS A   CLASS B   CLASS C
================================================================================
Investment Advisory Fees                               .60%      .60%      .60%
--------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees             .35%     1.00%     1.00%
--------------------------------------------------------------------------------
Other Expenses                                         .18%      .18%      .18%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                  1.13%     1.78%     1.78%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/            (.28%)    (.28%)    (.28%)
--------------------------------------------------------------------------------
Net Expenses                                           .85%     1.50%     1.50%
--------------------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.


/2/  Except for purchases of $1 million or more. Please see "Sales Charges."


/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .85% for Class A shares, to 1.50% for Class B shares and to 1.50% for Class C shares for the same time period.


Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                            CLASS B/2/                   CLASS C
                             ASSUMING                   ASSUMING
                            REDEMPTION                  REDEMPTION
                                AT        CLASS B/2/       AT          CLASS C
                            THE END OF   ASSUMING NO    THE END OF   ASSUMING NO
                 CLASS A   EACH PERIOD    REDEMPTION   EACH PERIOD   REDEMPTION
================================================================================
1 Year/1/         $  533      $  653        $  153        $  253       $  153
--------------------------------------------------------------------------------
3 Years              766         833           533           533          533
--------------------------------------------------------------------------------
5 Years            1,018       1,138           938           938          938
--------------------------------------------------------------------------------
10 Years           1,739       1,900         1,900         2,072        2,072
--------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

        Class A                     $560
        Class B (with redemption)   $681
        Class B (no redemption)     $181
        Class C (with redemption)   $281
        Class C (no redemption)     $181

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

O N E  G R O U P (R)
================================================================================

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Tax-Free Bond Fund

What is the goal of the Fund?

The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

What are the Fund's main investment strategies?


The Fund invests primarily in a portfolio of municipal bonds. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Tax-Free Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 20% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN  RISKS
--------------------------------------------------------------------------------

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

Tax-Free Bond Fund

greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

FUND SUMMARY

Tax-Free Bond Fund

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================

                                    [CHART]

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
 -----   -----   -----   ----    ----    ----    -----   -----   ----    ----
 10.74%  -1.98%  16.89%  3.36%   9.16%   5.72%   -3.38%  11.49%  4.10%   9.49%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.36%. Performance data includes performance of the Pegasus Municipal Bond Fund for the period before it was consolidated with the One Group Tax-Free Bond Fund on March 22, 1999.


================================================================================
Best Quarter: 6.71%  1Q1995                        Worst Quarter: -3.74%  1Q1994
================================================================================


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

Average Annual Total Returns through December 31, 2002/1/




=======================================================================================================
                                               INCEPTION                                    PERFORMANCE
                                             DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 3/1/88
-------------------------------------------------------------------------------------------------------
Class A                                         3/1/88
   Return Before Taxes                                        4.55%    4.38%      5.90%       7.03%
   Return After Taxes on Distributions                        4.55%    4.37%      5.53%       6.66%
   Return After Taxes on Distributions and
      Sale of Fund Shares                                     4.48%    4.38%      5.48%       6.57%
-------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                   4/4/95        3.74%    4.31%      5.65%/4/    6.62%/4/
-------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/
   (no deduction for fees, expenses or taxes)                 9.60%    6.06%      6.71%       7.50%
-------------------------------------------------------------------------------------------------------
Lipper General Municipal Fund Index/3/
   (no deduction for sales charges or taxes)                  8.63%    4.96%      5.99%       6.92%
-------------------------------------------------------------------------------------------------------


/1/ The above-quoted performance data includes the performance of the Pegasus Municipal Bond Fund for the period before it was consolidated with the One Group Tax-Free Bond Fund on March 22, 1999. Historical performance shown for Class B prior to its inception is based on the performance of Class A, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/2/ The Lehman Brothers Municipal Bond Index is an unmanaged index generally representative of the municipal bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.

/3/ The Lipper General Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.

/4/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

Tax-Free Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
==============================================================================
(fees paid directly from your investment)/1/       CLASS A   CLASS B   CLASS C
==============================================================================
Maximum Sales Charge (Load) Imposed on Purchases    4.50%      NONE     NONE
------------------------------------------------------------------------------
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                NONE/2/    5.00%    1.00%
------------------------------------------------------------------------------
   (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                      NONE       NONE     NONE
------------------------------------------------------------------------------
Exchange Fee                                        NONE       NONE     NONE
------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)      CLASS A   CLASS B   CLASS C
==============================================================================
Investment Advisory Fees                             .45%      .45%      .45%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees           .35%     1.00%     1.00%
------------------------------------------------------------------------------
Other Expenses                                       .18%      .18%      .18%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 .98%     1.63%     1.63%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/          (.11%)    (.11%)    (.11%)
------------------------------------------------------------------------------
Net Expenses                                         .87%     1.52%     1.52%
==============================================================================


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.


/2/  Except for purchases of $1 million or more. Please see "Sales Charges."


/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .87% for Class A shares, to 1.52% for Class B shares and to 1.52% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

            CLASS A     CLASS B/2/     CLASS B/2/      CLASS C        CLASS C

                         ASSUMING                     ASSUMING
                      REDEMPTION AT                 REDEMPTION AT
                        THE END OF    ASSUMING NO    THE END OF     ASSUMING NO
                       EACH PERIOD    REDEMPTION     EACH PERIOD    REDEMPTION
===============================================================================
1 Year/1/    $  535      $  655          $  155        $  255         $  155
-------------------------------------------------------------------------------
3 Years         738         803             503           503            503
-------------------------------------------------------------------------------
5 Years         957       1,076             876           876            876
-------------------------------------------------------------------------------
10 Years      1,588       1,750           1,750         1,924          1,924
-------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

        Class A                     $545
        Class B (with redemption)   $666
        Class B (no redemption)     $166
        Class C (with redemption)   $266
        Class C (no redemption)     $166

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

O N E  G R O U P (R)
================================================================================

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Municipal Income Fund

What is the goal of the Fund?

The Fund seeks current income exempt from federal income taxes.

What are the Fund's main investment strategies?


The Fund invests in a portfolio of municipal bonds, including mortgage-backed securities. While current income is the Fund's primary focus, it seeks to produce income in a manner consistent with the preservation of principal. The Fund's average weighted maturity will normally range between five and 15 years. From time to time, a significant portion of the Fund's total assets may be invested in municipal housing authority obligations. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Municipal Income Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

Municipal Income Fund

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
--------------------------------------------------------------------------------

Prepayment and Call Risk. As part of its main investment strategies, the Fund may invest in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investment decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY

Municipal Income Fund

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Bar Chart (per calendar year)/1/ -- Class A Shares
--------------------------------------------------------------------------------

                                     [CHART]

    1994    1995    1996    1997    1998    1999    2000    2001    2002
    -----   -----   ----    ----    ----    -----   ----    ----    ----
    -1.92%  11.89%  4.35%   8.33%   5.89%   -2.73%  8.39%   4.51%   7.08%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 2.76% Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.



================================================================================
Best Quarter: 4.79%  1Q1995                        Worst Quarter: -1.94%  1Q1994
================================================================================

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

Municipal Income Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/



----------------------------------------------------------------------------------------------------------------
                                                                  INCEPTION                         PERFORMANCE
                                                                 DATE OF CLASS   1 YEAR   5 YEARS   SINCE 2/9/93
----------------------------------------------------------------------------------------------------------------
Class A                                                             2/23/93
   Return Before Taxes                                                            2.27%     3.59%       4.66%
   Return After Taxes on Distributions                                            2.27%     3.59%       4.65%
   Return After Taxes on Distributions and Sale of Fund Shares                    3.00%     3.75%       4.69%
----------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                                       1/14/94       1.44%     3.52%       4.48%/5/
----------------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                                       11/4/97       5.45%     3.89%       4.78%
----------------------------------------------------------------------------------------------------------------
Lehman Brothers 7 Year Municipal Bond Index/2/
(no deduction for fees, expenses or taxes)                                       10.35%     6.08%       6.24%
----------------------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Municipal Bond Index/3/
(no deduction for fees, expenses or taxes)                                        9.66%     6.09%          *
----------------------------------------------------------------------------------------------------------------
Lipper Intermediate Municipal Fund Index/4/
(no deduction for sales charges or taxes)                                         8.35%     5.15%       5.49%
----------------------------------------------------------------------------------------------------------------


/1/ Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/2/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

/3/ The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

/4/ The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.

/5/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "performance since" column represents a combination of Class A and Class B operating expenses.

*    Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

Municipal Income Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
=====================================================================================================================
(fees paid directly from your investment)/1/                                            CLASS A     CLASS B   CLASS C
=====================================================================================================================
Maximum Sales Charge (Load) Imposed on Purchases                                          4.50%       NONE     NONE
---------------------------------------------------------------------------------------------------------------------
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                                      NONE/2/     5.00%    1.00%
---------------------------------------------------------------------------------------------------------------------
   (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                                                            NONE        NONE     NONE
---------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                              NONE        NONE     NONE
---------------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
=====================================================================================================================
(expenses that are deducted from Fund assets)                                           CLASS A     CLASS B   CLASS C
=====================================================================================================================
Investment Advisory Fees                                                                   .45%        .45%     .45%
---------------------------------------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                                                 .35%       1.00%    1.00%
---------------------------------------------------------------------------------------------------------------------
Other Expenses                                                                             .19%        .19%     .19%
---------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                       .99%       1.64%    1.64%
---------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/                                                (.12%)      (.12%)   (.12%)
---------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                               .87%       1.52%    1.52%
---------------------------------------------------------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.
     In addition, an annual $10.00 sub-minimum account fee may be applicable.


/2/  Except for purchases of $1 million or more. Please see "Sales Charges."


/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .87% for Class A shares, to 1.52% for Class B shares and to 1.52% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

             CLASS A     CLASS B/2/     CLASS B/2/      CLASS C       CLASS C

                         ASSUMING                       ASSUMING
                       REDEMPTION AT                 REDEMPTION AT
                         THE END OF    ASSUMING NO    THE END OF     ASSUMING NO
                        EACH PERIOD    REDEMPTION     EACH PERIOD     REDEMPTION
================================================================================
1 Year/1/    $  535       $  655           $  155        $  255        $  155
--------------------------------------------------------------------------------
3 Years         740          806              506           506           506
--------------------------------------------------------------------------------
5 Years         961        1,080              880           880           880
--------------------------------------------------------------------------------
10 Years      1,598        1,760            1,760         1,934         1,934
--------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

        Class A                     $546
        Class B (with redemption)   $667
        Class B (no redemption)     $167
        Class C (with redemption)   $267
        Class C (no redemption)     $167

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

O N E  G R O U P (R)
================================================================================

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Arizona Municipal Bond Fund

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and Arizona personal income tax, consistent with the preservation of principal.

What are the Fund's main investment strategies?


The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Arizona personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Arizona Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

FUND SUMMARY

Arizona Municipal Bond Fund

MAIN RISKS
--------------------------------------------------------------------------------

Non-Diversification. The Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.


Geographic Concentration. Because the Arizona Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of Arizona issuers, certain factors affecting Arizona including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, although Arizona's population growth continues to outpace the national average, this growth is expensive and Arizona's economic outlook depends on its ability to match long-term revenues with expenditures. In addition, Arizona's continued growth depends, to some extent, on its ability to manage its water resources.


Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investment generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

Arizona Municipal Bond Fund

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Bar Chart (per calendar year)/1/ -- Class A Shares
--------------------------------------------------------------------------------

                                    [CHART]

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
 ----    -----   -----   ----    ----    ----    -----   ----    ----    ----
 9.75%   -2.70%  11.79%  3.72%   5.52%   5.41%   -2.53%  8.54%   4.38%   9.22%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.04%. The Arizona Municipal Bond Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the period prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

================================================================================
Best Quarter: 4.61%  3Q2002                        Worst Quarter: -3.58%  1Q1994
================================================================================

FUND SUMMARY

Arizona Municipal Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/



-------------------------------------------------------------------------------------------------------------------
                                                      INCEPTION                                        PERFORMANCE
                                                    DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS      SINCE 11/30/79
-------------------------------------------------------------------------------------------------------------------
Class A                                                1/20/97
Return Before Taxes                                                   4.35%    3.95%      4.70%           6.37%
Return After Taxes on Distributions                                   4.35%    3.86%      4.64%           6.34%
Return After Taxes on Distributions and Sale of
   Fund Shares                                                        4.28%    3.99%      4.37%           5.83%
-------------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                          1/20/97        3.56%    3.74%      4.19%/5/        5.75%/5/
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers 7 Year Municipal Bond Index/2/
(no deduction for fees, expenses or taxes)                           10.35%    6.08%      6.34%              *
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Municipal Bond Index/3/
(no deduction for fees, expenses or taxes)                            9.66%    6.09%         *               *
-------------------------------------------------------------------------------------------------------------------
Lipper Intermediate Municipal Fund Index/4/
(no deduction for sales charges or taxes)                             8.35%    5.15%      5.56%              *
-------------------------------------------------------------------------------------------------------------------


/1/ The Arizona Municipal Bond Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund (inception 11/30/79) with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the period prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification restrictions imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

/2/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.

/3/ The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.

/4/ The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.

/5/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.

*    Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

Arizona Municipal Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
================================================================================
(fees paid directly from your investment)/1/         CLASS A   CLASS B   CLASS C
================================================================================
Maximum Sales Charge (Load) Imposed on Purchases       4.50%     NONE     NONE
--------------------------------------------------------------------------------
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                   NONE/2/   5.00%     1.00%
--------------------------------------------------------------------------------
   (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                         NONE      NONE     NONE
--------------------------------------------------------------------------------
Exchange Fee                                           NONE      NONE     NONE
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
===============================================================================
(expenses that are deducted from Fund assets)       CLASS A   CLASS B   CLASS C
===============================================================================
Investment Advisory Fees                               .45%      .45%      .45%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees             .35%     1.00%     1.00%
------------------------------------------------------------------------------
Other Expenses                                         .19%      .19%      .19%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                   .99%     1.64%     1.64%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/            (.11%)    (.11%)    (.11%)
------------------------------------------------------------------------------
Net Expenses                                           .88%     1.53%     1.53%
------------------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable


/2/  Except for purchases of $1 million or more. Please see "Sales Charges."


/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .88% for Class A shares, to 1.53% for Class B shares and to 1.53% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

            CLASS A    CLASS B/2/     CLASS B/2/       CLASS C         CLASS C

                         ASSUMING                     ASSUMING
                      REDEMPTION AT                 REDEMPTION AT
                        THE END OF    ASSUMING NO     THE END OF     ASSUMING NO
                       EACH PERIOD    REDEMPTION     EACH PERIOD     REDEMPTION
--------------------------------------------------------------------------------
1 Year/1/    $  536       $  656        $  156         $  256         $  156
--------------------------------------------------------------------------------
3 Years         741          807           507            507            507
--------------------------------------------------------------------------------
5 Years         962        1,081           881            881            881
--------------------------------------------------------------------------------
10 Years      1,599        1,761         1,761          1,934          1,934
--------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

        Class A                     $546
        Class B (with redemption)   $667
        Class B (no redemption)     $167
        Class C (with redemption)   $267
        Class C (no redemption)     $167

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

O N E  G R O U P(R)
================================================================================

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Kentucky Municipal Bond Fund

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and Kentucky personal income tax, consistent with the preservation of principal.

What are the Fund's main investment strategies?


The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Kentucky personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Kentucky Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

O N E  G R O U P(R)
================================================================================

FUND SUMMARY

Kentucky Municipal Bond Fund

MAIN RISKS
--------------------------------------------------------------------------------

Non-Diversification. The Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration. Because the Kentucky Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Kentucky, risks arise which might not be present if the Fund invested in securities of issuers located in additional states. Because of limitations in Kentucky's constitution, securities issued by Kentucky and its agencies are general obligations of the issuer only in those very rare instances when they are approved by the voters in a statewide referendum. In all other instances, payment is dependent on only the revenues generated directly from the properties financed by the securities or on the lease payments from a user, which may be bound only by a short-term lease. Securities issued by counties, cities, taxing districts and other political subdivisions of Kentucky beneath certain ceiling amounts are not so restricted. Securities issued by some other states or their agencies or political subdivisions are not subject to limitations such as those contained in Kentucky's constitution.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

FUND SUMMARY

Kentucky Municipal Bond Fund

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================

                                     [CHART]

     1994    1995    1996    1997    1998    1999    2000    2001    2002
     -----   -----   ----    ----    ----    -----   ----    ----    ----
     -5.67%  14.76%  3.92%   7.23%   5.27%   -1.88%  8.66%   3.87%   8.89%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.03%. Performance data includes the performance of the Trademark Kentucky Municipal Bond Fund for the period before it was consolidated with the One Group Kentucky Municipal Bond Fund on January 20, 1995. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.

================================================================================
Best Quarter: 6.04%  1Q1995                     Worst Quarter: -4.65%  1Q1994
================================================================================

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

Kentucky Municipal Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/



=====================================================================================================
                                                       INCEPTION                         PERFORMANCE
                                                     DATE OF CLASS   1 YEAR   5 YEARS   SINCE 3/12/93
-----------------------------------------------------------------------------------------------------
Class A                                                 1/20/95
-----------------------------------------------------------------------------------------------------
   Return Before Taxes                                                3.96%    3.93%       4.59%
   Return After Taxes on Distributions                                3.96%    3.93%       4.58%
   Return After Taxes on Distributions and Sale of
      Fund Shares                                                     4.00%    4.01%       4.54%
-----------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                           3/16/95       3.15%    3.87%       4.37%/5/
-----------------------------------------------------------------------------------------------------
Lehman Brothers 7 Year Municipal Bond Index/2/
   (no deduction for fees, expenses or taxes)                        10.35%    6.08%       5.97%
-----------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Municipal Bond Index/3/
   (no deduction for fees, expenses or taxes)                         9.66%    6.09%          *
-----------------------------------------------------------------------------------------------------
Lipper Intermediate Municipal Fund Index/4/
   (no deduction for sales charges or taxes)                          8.35%    5.15%       5.22%
-----------------------------------------------------------------------------------------------------


/1/ The above quoted performance data includes the performance of the Trademark Kentucky Municipal Bond Fund for the period before it was consolidated with the One Group Kentucky Municipal Bond Fund on January 20, 1995. Historical performance shown for Classes A and B prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/2/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.

/3/ The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.

/4/ The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.

/5/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "performance since" column represents a combination of Class A and Class B operating expenses.

*    Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

Kentucky Municipal Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
================================================================================
(fees paid directly from your investment)/1/        CLASS A   CLASS B   CLASS C
================================================================================
Maximum Sales Charge (Load) Imposed on Purchases     4.50%      NONE      NONE
--------------------------------------------------------------------------------
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                 NONE/2/    5.00%     1.00%
--------------------------------------------------------------------------------
   (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                       NONE       NONE      NONE
--------------------------------------------------------------------------------
Exchange Fee                                         NONE       NONE      NONE
================================================================================


ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)       CLASS A   CLASS B   CLASS C
================================================================================
Investment Advisory Fees                              .45%      .45%      .45%
--------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees            .35%     1.00%     1.00%
--------------------------------------------------------------------------------
Other Expenses                                        .21%      .21%      .21%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.01%     1.66%     1.66%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/           (.13%)    (.13%)    (.13%)
--------------------------------------------------------------------------------
Net Expenses                                          .88%     1.53%     1.53%
================================================================================


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.


/2/  Except for purchases of $1 million or more. Please see "Sales Charges."


/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .88% for Class A shares, to 1.53% for Class B shares and to 1.53% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                         CLASS B/2/                    CLASS C
                          ASSUMING                     ASSUMING
                       REDEMPTION AT    CLASS B/2/   REDEMPTION AT    CLASS C
                         THE END OF    ASSUMING NO    THE END OF     ASSUMING NO
             CLASS A     EACH PERIOD    REDEMPTION    EACH PERIOD    REDEMPTION
================================================================================
1 Year/1/     $  536       $  656       $  156         $  256          $  156
--------------------------------------------------------------------------------
3 Years          745          811          511            511             511
--------------------------------------------------------------------------------
5 Years          971        1,090          890            890             890
--------------------------------------------------------------------------------
10 Years       1,619        1,781        1,781          1,954           1,954
--------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

        Class A                     $548
        Class B (with redemption)   $669
        Class B (no redemption)     $169
        Class C (with redemption)   $269
        Class C (no redemption)     $169

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

O N E  G R O U P (R)
================================================================================

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Louisiana Municipal Bond Fund

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and Louisiana personal income tax, consistent with the preservation of principal.

What are the Fund's main investment strategies?


The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Louisiana personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Louisiana Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal, Investment Strategies."


What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

FUND SUMMARY

Louisiana Municipal Bond Fund

MAIN RISKS
--------------------------------------------------------------------------------

Non-Diversification. The Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.


Geographic Concentration. Because the Louisiana Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Louisiana, certain factors affecting Louisiana including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example the Louisiana economy is heavily dependent on a single industry, in this case energy (oil and gas). However, Louisiana has worked to promote increased diversification and its tourism industry has become the State's second largest industry. Although Louisiana has reduced its per capita debt burden to more moderate levels, wealth and income indicators are below the national average. Louisiana's average employement growth for the past five years is the highest since 1982. Economic growth is expected to surpass most other states during the overall U.S. economic slowdown because of its various commercial sectors.


Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

Louisiana Municipal Bond Fund

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================

                                    [CHART]

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
 -----   -----   -----   ----    ----    ----    -----   ----    ----    ----
10.35%  -3.25%  12.02%  4.54%   7.04%   5.43%   -2.29%  9.01%   4.05%   8.73%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 2.97%. Performance data includes the performance of the Paragon Louisiana Tax-Free Bond Fund for the period before it was consolidated with the One Group Louisiana Municipal Bond Fund on March 26, 1996.


================================================================================
Best Quarter: 4.81%   1Q1995                      Worst Quarter: -4.19%   1Q1994
================================================================================

FUND SUMMARY

Louisiana Municipal Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

Average Annual Total Returns through December 31, 2002/1/



---------------------------------------------------------------------------------------------------------------
                                                      INCEPTION                                    PERFORMANCE
                                                    DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 12/29/89
---------------------------------------------------------------------------------------------------------------
Class A                                               12/29/89
   Return Before Taxes                                               3.86%     3.95%     4.97%        5.79%
   Return After Taxes on Distributions                               3.86%     3.94%     4.96%        5.78%
   Return After Taxes on Distributions
      and Sale of Fund Shares                                        3.86%     4.00%     4.91%        5.69%
---------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                          9/16/94       2.94%     3.85%     4.83%/5/     5.67%/5/
---------------------------------------------------------------------------------------------------------------
Lehman Brothers 7 Year Municipal Bond Index/2/
(no deduction for fees, expenses or taxes)                          10.35%     6.08%     6.34%        6.96%
---------------------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Municipal Bond Index/3/
(no deduction for fees, expenses or taxes)                           9.66%     6.09%        *            *
---------------------------------------------------------------------------------------------------------------
Lipper Intermediate Municipal Fund Index/4/
(no deduction for sales charges or taxes)                            8.35%     5.15%     5.56%        6.21%
---------------------------------------------------------------------------------------------------------------


/1/ The above-quoted performance data includes the performance of the Paragon Louisiana Tax-Free Bond Fund for the period before it was consolidated with the One Group Louisiana Municipal Bond Fund on March 26, 1996. Historical performance shown for Class B prior to its inception is based on the performance of Class A, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/2/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.

/3/ The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.

/4/ The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.

/5/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.

*    Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

Louisiana Municipal Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
==========================================================================================
(fees paid directly from your investment)/1/                   CLASS A   CLASS B   CLASS C
==========================================================================================
Maximum Sales Charge (Load) Imposed on Purchases                4.50%     NONE      NONE
------------------------------------------------------------------------------------------
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                           NONE/2/    5.00%     1.00%
------------------------------------------------------------------------------------------
  (as a percentage of original purchase price or
  redemption proceeds, as applicable)

Redemption Fee                                                  NONE      NONE      NONE
------------------------------------------------------------------------------------------
Exchange Fee                                                    NONE      NONE      NONE
------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
==========================================================================================
(expenses that are deducted from Fund assets)                  CLASS A   CLASS B   CLASS C
==========================================================================================
Investment Advisory Fees                                        .60%       .60%      .60%
------------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                      .35%      1.00%     1.00%
------------------------------------------------------------------------------------------
Other Expenses                                                  .21%       .21%      .21%
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           1.16%      1.81%     1.81%
------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/                     (.28%)     (.28%)    (.28%)
------------------------------------------------------------------------------------------
Net Expenses                                                    .88%      1.53%     1.53%
==========================================================================================


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.


/2/  Except for purchases of $1 million or more. Please see "Sales Charges."


/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .88% for Class A shares, to 1.53% for Class B shares and to 1.53% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

            CLASS A    CLASS B/2/      CLASS B/2/      CLASS C        CLASS C

                        ASSUMING                      ASSUMING
                      REDEMPTION AT                 REDEMPTION AT
                       THE END OF     ASSUMING NO    THE END OF     ASSUMING NO
                       EACH PERIOD    REDEMPTION     EACH PERIOD    REDEMPTION
================================================================================
1 Year/1/    $  536      $  656        $  156          $  256         $  156
-------------------------------------------------------------------------------
3 Years         775         842           542             542            542
-------------------------------------------------------------------------------
5 Years       1,034       1,154           954             954            954
-------------------------------------------------------------------------------
10 Years      1,772       1,933         1,933           2,104          2,104
-------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

        Class A                     $563
        Class B (with redemption)   $684
        Class B (no redemption)     $184
        Class C (with redemption)   $284
        Class C (no redemption)     $184

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

O N E  G R O U P (R)
================================================================================

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Michigan Municipal Bond Fund

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and Michigan personal income tax, consistent with the preservation of principal.

What are the Fund's main investment strategies?


The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Michigan personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Michigan Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

Michigan Municipal Bond Fund

MAIN RISKS
--------------------------------------------------------------------------------

Non-Diversification. The Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.


Geographic Concentration. Because the Michigan Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Michigan, certain factors affecting Michigan including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income taxes and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer a substantial part of the financing of education costs from local property taxes to sales taxes and other taxes imposed at the state level.


Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

FUND SUMMARY

Michigan Municipal Bond Fund

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================

                                     [CHART]

     1994    1995    1996    1997    1998    1999    2000    2001    2002
     -----   -----   ----    ----    ----    -----   -----   ----    ----
     -5.37%  16.43%  3.34%   9.15%   5.62%   -4.04%  10.50%  4.06%   9.59%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.50%. The performance data includes the performance of the Pegasus Michigan Municipal Bond Fund for the period before it was consolidated with the One Group Michigan Municipal Bond Fund on March 22, 1999.


================================================================================
Best Quarter: 6.71%  1Q1995                        Worst Quarter: -5.52%  1Q1994
================================================================================

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

Michigan Municipal Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/



====================================================================================================
                                                       INCEPTION                        PERFORMANCE
                                                     DATE OF CLASS   1 YEAR   5 YEARS   SINCE 2/1/93
----------------------------------------------------------------------------------------------------
Class A                                                 2/1/93
   Return Before Taxes                                                4.66%    4.04%      5.34%
   Return After Taxes on Distributions                                4.66%    4.03%      5.34%
   Return After Taxes on Distributions and Sale of
   Fund Shares                                                        4.45%    4.08%      5.20%
----------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                           9/23/96       3.86%    4.03%      4.90%/5/
----------------------------------------------------------------------------------------------------
Lehman Brothers 7 Year Municipal Bond Index/2/
   (no deduction for fees, expenses or taxes)                        10.35%    6.08%      6.24%
----------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Municipal Bond Index/3/
   (no deduction for fees, expenses or taxes)                         9.66%    6.09%         *
----------------------------------------------------------------------------------------------------
Lipper Michigan Municipal Fund Index/4/
   (no deduction for sales charges or taxes)                          8.35%    5.15%      5.49%
----------------------------------------------------------------------------------------------------


/1/ The above-quoted performance data includes the performance of the Pegasus Michigan Municipal Bond Fund for the period before it was consolidated with the One Group Michigan Municipal Bond Fund on March 22, 1999. Historical performance shown for Class B prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/2/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.

/3/ The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.

/4/ The Lipper Michigan Municipal Funds Index is comprised of funds that limit their assets to those securities that are exempt from taxation in Michigan (double tax-exempt) or city (triple tax-exempt).

/5/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "performance since" column represents a combination of Class A and Class B operating expenses.

*    Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

Michigan Municipal Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
---------------------------------------------------------------------------------------
(fees paid directly from your investment)/1/                CLASS A   CLASS B   CLASS C
---------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases             4.50%     NONE      NONE
---------------------------------------------------------------------------------------
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                        NONE/2/    5.00%     1.00%
---------------------------------------------------------------------------------------
   (as a percentage of original purchase price or redemption
      proceeds, as applicable)
Redemption Fee                                              NONE       NONE      NONE
---------------------------------------------------------------------------------------
Exchange Fee                                                NONE       NONE      NONE
---------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)               CLASS A   CLASS B   CLASS C
---------------------------------------------------------------------------------------
Investment Advisory Fees                                      .45%      .45%      .45%
---------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                    .35%     1.00%     1.00%
---------------------------------------------------------------------------------------
Other Expenses                                                .20%      .20%      .20%
---------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         1.00%     1.65%     1.65%
---------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/                   (.12%)    (.12%)    (.12%)
---------------------------------------------------------------------------------------
Net Expenses                                                  .88%     1.53%     1.53%
---------------------------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing
     Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.


/2/  Except for purchases of $1 million or more. Please see "Sales Charges."


/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .88% for Class A shares, to 1.53% for Class B shares and to 1.53% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

            CLASS A     CLASS B/2/     CLASS B/2/       CLASS C       CLASS C

                        ASSUMING                      ASSUMING
                      REDEMPTION AT                 REDEMPTION AT
                        THE END OF    ASSUMING NO    THE END OF     ASSUMING NO
                       EACH PERIOD     REDEMPTION    EACH PERIOD    REDEMPTION
--------------------------------------------------------------------------------
1 Year/1/   $  536      $  656          $  156         $  256         $  156
--------------------------------------------------------------------------------
3 Years        743         809             509            509            509
--------------------------------------------------------------------------------
5 Years        966       1,086             886            886            886
--------------------------------------------------------------------------------
10 Years     1,609       1,771           1,771          1,944          1,944
--------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

        Class A                     $547
        Class B (with redemption)   $668
        Class B (no redemption)     $168
        Class C (with redemption)   $268
        Class C (no redemption)     $168

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

O N E  G R O U P(R)
================================================================================

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Ohio Municipal Bond Fund

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and Ohio personal income tax, consistent with the preservation of principal.

What are the Fund's main investment strategies?


The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Ohio personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Ohio Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

FUND SUMMARY

Ohio Municipal Bond Fund

MAIN RISKS
--------------------------------------------------------------------------------

Non-Diversification. The Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.


Geographic Concentration. Because the Ohio Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors affecting Ohio including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio Municipal Securities or the ability of Ohio issuers to make timely payments of interest and principal.


Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial conditions changes. Lower credit quality may led to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

Ohio Municipal Bond Fund

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Bar Chart (per calendar year)/1/ -- Class A Shares
--------------------------------------------------------------------------------

                                    [CHART]

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
 -----   -----   -----   ----    ----    ----    -----   ----    ----    ----
 11.27%  -4.75%  12.98%  3.91%   7.18%   5.47%   -2.43%  8.66%   4.31%   8.74%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.14%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.


--------------------------------------------------------------------------------
Best Quarter: 4.81%   1Q1995                      Worst Quarter: -4.76%   1Q1994
--------------------------------------------------------------------------------

FUND SUMMARY

Ohio Municipal Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

Average Annual Total Returns through December 31, 2002/1/



===============================================================================================================
                                                      INCEPTION                                    PERFORMANCE
                                                    DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS    SINCE 7/2/91
---------------------------------------------------------------------------------------------------------------
Class A                                                2/18/92
   Return Before Taxes                                               3.82%    3.91%      4.91%        5.52%
   Return After Taxes on Distributions                               3.83%    3.92%      4.91%        5.52%
   Return After Taxes on Distributions
      and Sale of Fund Shares                                        3.87%    4.00%      4.86%        5.41%
---------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                          1/14/94       3.01%    3.85%      4.81%/5/     5.33%/5/
---------------------------------------------------------------------------------------------------------------
Lehman Brothers 7 Year Municipal Bond Index/2/
   (no deduction for fees, expenses or taxes)                       10.35%    6.08%      6.34%        6.85%
---------------------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Municipal Bond Index/3/
   (no deduction for fees, expenses or taxes)                        9.66%    6.09%         *            *
---------------------------------------------------------------------------------------------------------------
Lipper Intermediate Municipal Fund Index/4/
   (no deduction for sales charges or taxes)                         8.35%    5.15%      5.56%        6.08%
---------------------------------------------------------------------------------------------------------------


/1/ Historical performance shown for Classes A and B prior to their inception is based on the performance of Class I, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

/2/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.

/3/ The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.

/4/ The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

/5/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.

*    Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

O N E  G R O U P(R)
================================================================================

FUND SUMMARY

Ohio Municipal Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
==============================================================================
(fees paid directly from your investment)/1/       CLASS A   CLASS B   CLASS C
==============================================================================
Maximum Sales Charge (Load) Imposed on Purchases    4.50%      NONE      NONE
------------------------------------------------------------------------------
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                NONE/2/    5.00%     1.00%
------------------------------------------------------------------------------
   (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                      NONE       NONE      NONE
------------------------------------------------------------------------------
Exchange Fee                                        NONE       NONE      NONE
------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)      CLASS A   CLASS B   CLASS C
==============================================================================
Investment Advisory Fees                             .60%      .60%      .60%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees           .35%     1.00%     1.00%
------------------------------------------------------------------------------
Other Expenses                                       .21%      .21%      .21%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                1.16%     1.81%     1.81%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/          (.28%)    (.28%)    (.28%)
------------------------------------------------------------------------------
Net Expenses                                         .88%     1.53%     1.53%
==============================================================================


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.


/2/  Except for purchases of $1 million or more. Please see "Sales Charges."


/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .88% for Class A shares, to 1.53% for Class B shares and to 1.53% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

            CLASS A     CLASS B/2/     CLASS B/2/      CLASS C        CLASS C

                         ASSUMING                     ASSUMING
                      REDEMPTION AT                 REDEMPTION AT
                        THE END OF    ASSUMING NO    THE END OF     ASSUMING NO
                       EACH PERIOD    REDEMPTION    EACH PERIOD      REDEMPTION
===============================================================================
1 Year/1/   $  536       $  656         $  156          $  256        $  156
-------------------------------------------------------------------------------
3 Years        775          842            542             542           542
-------------------------------------------------------------------------------
5 Years      1,034        1,154            954             954           954
-------------------------------------------------------------------------------
10 Years     1,772        1,933          1,933           2,104         2,104
-------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

        Class A                     $563
        Class B (with redemption)   $684
        Class B (no redemption)     $184
        Class C (with redemption)   $284
        Class C (no redemption)     $184

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

O N E  G R O U P(R)
================================================================================

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

West Virginia Municipal Bond Fund

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and West Virginia personal income tax, consistent with the preservation of principal.

What are the Fund's main investment strategies?


The Fund invests in municipal bonds, the income from which is exempt from federal income tax and West Virginia personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The West Virginia Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund's assets which may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

West Virginia Municipal Bond Fund

MAIN RISKS
--------------------------------------------------------------------------------

Non-Diversification. The Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.


Geographic Concentration. Because the West Virginia Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in West Virginia, certain factors affecting West Virginia including economic conditions, constitutional amendments, and legislative and executive measures may have a disproportionately negative effect on the Fund's investments. For example, coal mining and related industries are an important part of the West Virginia economy. Increased government regulation and environmental concerns and litigation have adversely affected that industry.


Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY

West Virginia Municipal Bond Fund

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================

                                    [CHART]

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
 -----   -----   -----   ----    ----    ----    -----   ----    ----    ----
 7.41%   -0.34%  10.50%  4.38%   7.96%   5.51%   -2.52%  9.05%   4.17%   8.79%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.33%. Historical the performance shown for Class A prior to is inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses. The West Virginia Municipal Bond Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.



================================================================================
Best Quarter: 4.18%  3Q2002                        Worst Quarter: -2.18%  2Q1999
================================================================================

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

West Virginia Municipal Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

Average Annual Total Returns through December 31, 2002/1/



================================================================================================================
                                                      INCEPTION                                     PERFORMANCE
                                                    DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 12/31/83
----------------------------------------------------------------------------------------------------------------
Class A                                                1/20/97
   Return Before Taxes                                               3.95%    3.95%     4.93%         6.37%
   Return After Taxes on Distributions                               3.95%    3.94%     4.93%         6.37%
   Return After Taxes on Distributions
      and Sale of Fund Shares                                        4.06%    4.03%     4.60%         5.82%
----------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                          1/20/97       3.01%    3.95%     4.76%/5/      5.95%/5/
----------------------------------------------------------------------------------------------------------------
Lehman Brothers 7 Year Municipal Bond Index/2/
   (no deduction for fees, expenses or taxes)                       10.35%    6.08%     6.34%            *
----------------------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Municipal Bond Index/3/
   (no deduction for fees, expenses or taxes)                        9.66%    6.09%       *              *
----------------------------------------------------------------------------------------------------------------
Lipper Intermediate Municipal Fund Index/4/
   (no deduction for sales charges or taxes)                         8.35%    5.15%     5.56%            *
----------------------------------------------------------------------------------------------------------------


/1/ The West Virginia Municipal Bond Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund (inception 12/31/83) with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

/2/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.

/3/ The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.

/4/ The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

/5/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.

*    Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

West Virginia Municipal Bond Fund

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



SHAREHOLDER FEES
================================================================================
(fees paid directly from your investment)/1/         CLASS A   CLASS B   CLASS C
================================================================================
Maximum Sales Charge (Load) Imposed on Purchases      4.50%      NONE      NONE
--------------------------------------------------------------------------------
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                 NONE/2/    5.00%     1.00%
--------------------------------------------------------------------------------
   (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                         NONE      NONE      NONE
--------------------------------------------------------------------------------
Exchange Fee                                           NONE      NONE      NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)        CLASS A   CLASS B   CLASS C
================================================================================
Investment Advisory Fees                               .45%      .45%      .45%
--------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees             .35%     1.00%     1.00%
--------------------------------------------------------------------------------
Other Expenses                                         .20%      .20%      .20%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                  1.00%     1.65%     1.65%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/            (.12%)    (.12%)    (.12%)
--------------------------------------------------------------------------------
Net Expenses                                           .88%     1.53%     1.53%
--------------------------------------------------------------------------------



/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.


/2/  Except for purchases of $1 million or more. Please see "Sales Charges."


/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .88% for Class A shares, to 1.53% for Class B shares and to 1.53% for Class C shares for the same time period.


Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.



            CLASS A    CLASS B/2/     CLASS B/2/       CLASS C        CLASS C
                        ASSUMING                      ASSUMING
                      REDEMPTION AT                 REDEMPTION AT
                       THE END OF     ASSUMING NO    THE END OF     ASSUMING NO
                       EACH PERIOD    REDEMPTION     EACH PERIOD    REDEMPTION
-------------------------------------------------------------------------------
1 Year/1/    $  536      $  656         $  156          $  256        $  156
-------------------------------------------------------------------------------
3 Years         743         809            509             509           509
-------------------------------------------------------------------------------
5 Years         966       1,086            886             886           886
-------------------------------------------------------------------------------
10 Years      1,609       1,771          1,771           1,944         1,944
-------------------------------------------------------------------------------


/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

        Class A                     $547
        Class B (with redemption)   $668
        Class B (no redemption)     $168
        Class C (with redemption)   $268
        Class C (no redemption)     $168

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

More About the Funds



Each of the ten Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


================================================================================

Principal Investment Strategies

The mutual funds described in this prospectus are designed to produce income exempt from federal and/or state income tax. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund
Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

                              FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy the Fund's net assets include the borrowings by the Fund for investment purposes. The Fund also invests in mortgage-backed and restricted securities. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

..    The fund will, from time to time, invest more than 25% of its total assets in municipal housing authority obligations.

..    Up to 20% of the Fund's total assets may be held in cash and cash equivalents.

..    The Fund's average weighted maturity normally will be three years or less.

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. The Fund also invests in restricted securities. The securities in which the fund invests may have fixed rates of return or floating or variable rates.

..    The Fund's average weighted maturity normally will range between three and
     10 years.

                       WHAT IS AVERAGE WEIGHTED MATURITY?


Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The terms "Intermediate" and "Short-Term" in a Fund's name refer to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund's portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.


ONE GROUP TAX-FREE BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. The securities in which the fund invests may have fixed rates of return or floating or variable rates.

..    Up to 20% of the Fund's total assets may be held in cash and cash equivalents.

..    The Fund may invest in securities without regard to maturity.


ONE GROUP MUNICIPAL INCOME FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For the purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. The Fund also invests in mortgage-backed securities and restricted securities. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.


..    As a matter of fundamental policy, the Fund will not invest more than 25%
     of its total assets:

     (i)  in securities within a single industry; or

     (ii) in securities of governmental units or issuers in the same state, territory or possession. However, from time to time, the Fund will invest more than 25% of its total assets in municipal housing authority obligations.

..    The Fund's average weighted maturity will range from five to 15 years, although the Fund may shorten its average weighted maturity to as little as two years if appropriate for temporary defensive purposes.

ONE GROUP ARIZONA MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Arizona personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

..    The Fund will purchase municipal bonds only if it receives assurance from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Arizona personal income tax.

..    The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

..    The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.

ONE GROUP KENTUCKY MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the interest from which is exempt from both federal and Kentucky personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

..    The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Kentucky personal income tax.

..    The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

..    The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.

ONE GROUP LOUISIANA MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Louisiana personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

..    The fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Louisiana personal income tax.

..    The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

..    The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.

ONE GROUP MICHIGAN MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Michigan personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

..    The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Michigan personal income tax.

..    The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

..    The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.

ONE GROUP OHIO MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Ohio personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

..    The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Ohio personal income tax.

..    The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

..    The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and West Virginia personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

..    The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and West Virginia personal income tax.

..    The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

..    The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.

================================================================================

Investment Risks


The main risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.

DERIVATIVES. The Funds may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks. A Fund's use of derivatives may cause the Fund to recognise higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.


                              WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

PREPAYMENT AND CALL RISK. The Funds may invest a portion of their assets in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages are prepaid, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

================================================================================

Portfolio Quality

Various rating organizations (like Standard & Poor's Corporation and Moody's Investors Service) assign ratings to debt securities. Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

The Funds only purchase securities that meet the rating criteria described below. Banc One Investment Advisors will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Banc One Investment Advisors Corporation will consider such an event in determining whether the Fund should continue to hold the security.


..    Municipal Securities that are bonds must be rated as investment grade.

..    Short-term securities such as taxable and tax-exempt commercial paper, notes and variable rate demand obligations must be rated in one of the two highest investment grade categories. If a security has both a long-term and a short-term rating, it must have a long-term investment grade rating or be rated in one of the two highest short-term investment grade categories.


..    The Louisiana Municipal Bond Fund also may invest in short-term tax-exempt municipal securities rated at least MIG//3// (VMIG//3//) by Moody's or SP-//2// by S&P. These securities may have speculative characteristics.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

================================================================================

Temporary Defensive Positions


For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash or CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, produce taxable income, and prevent the Funds from meeting their investment objectives.


                           WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptance, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.


================================================================================

Portfolio Turnover


The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 2003 is shown in the Financial Highlights. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

How to Do Business with One Group Mutual Funds

================================================================================

Purchasing Fund Shares

Where can I buy shares?

You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").

When can I buy shares?


..    Purchases may be made on any business day. This includes any day that the
     Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
     New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


..    Purchase requests received before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.


..    The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order. The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.


..    Shares are electronically recorded. Therefore, certificates will not be issued.

What kind of shares can I buy?

..    This prospectus offers Class A, Class B and Class C shares, all of which are available to the general public.


..    Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled "Sales Charges."


How much do shares cost?

..    Shares are sold at net asset value("NAV") plus a sales charge, if any.

..    Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.


..    NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

..    The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund's NAV is calculated, that security may be valued by another method that the Funds believe accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


..    A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?

1. Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.

2.   Decide how much you want to invest.

     . The minimum initial investment is $1,000 for all Funds, except Class C shares of the Short-Term Municipal Bond Fund. The minimum initial investment for Class C shares of the Short-Term Municipal Bond Fund is $10,000.

     . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

     .    Subsequent investments must be at least $25 per Fund.

     . You may purchase no more than $249,999 of Class B shares. This is because Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled "What kind of shares can I buy?" provides information that can help you choose the appropriate share class.


     . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b), SIMPLE IRA and wrap fee accounts). One Group reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.


3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

     Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street, address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other indentifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.

     . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

     . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.   Send the completed Account Application and a check to:


     ONE GROUP MUTUAL FUNDS
     P. O. BOX 8528
     BOSTON, MA 02266-8528


     . If you choose to pay by wire, please call 1-800-480-4111 to notify One Group of your purchase and authorize your financial institution to wire funds to:

          STATE STREET BANK AND TRUST COMPANY
          ATTN: CUSTODY & SHAREHOLDER SERVICES
          ABA 011 000 028
          DDA 99034167
          FBO ONE GROUP FUND
             (EX: ONE GROUP ABC FUND-A)
          YOUR FUND NUMBER & ACCOUNT NUMBER
             (EX: FUND 123-ACCOUNT 123456789)
          YOUR ACCOUNT REGISTRATION
             (EX: JOHN SMITH & MARY SMITH, JTWROS)

     . All checks must be in U.S. dollars. One Group does not accept cash, starter checks or credit card checks. One Group reserves the right to refuse "third party checks" Checks made payable to any individual or company and endorsed to One Group Mutual Funds or the Fund are considered third party checks.

     All checks must be payable to one of the following:

     .    One Group Mutual Funds; or


     .    The specific Fund in which you are investing.

5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-800-480-4111.


Can I purchase shares over the telephone?

Yes. Simply select this option on your Account Application Form and then:


..    Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your purchase instructions.


..    Authorize a bank transfer or initiate a wire transfer to the following wire address:


     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
        (EX: ONE GROUP ABC FUND - A)
     YOUR FUND NUMBER & ACCOUNT NUMBER
        (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
        (EX: JOHN SMITH & MARY SMITH, JTWROS)


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000 per Fund. To establish a Systematic Investment Plan:

..    Select the Systematic Investment Plan" option on the Account Application
     Form.

..    Provide the necessary information about the bank account from which your investments will be made.


..    One Group may hold redemption amounts from the sale of shares purchased under a Systematic Investment Plan until the purchase has been processed, which may be as long as five (5) business days.


..    One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

..    You may revoke your election to make systematic investments by calling
     1-800-480-4111 or by sending a letter to:


     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

================================================================================

Sales Charges


The Distributor compensates Shareholder Servicing Agents who sell shares of One Group Funds. Compensation comes from sales charges, 12b-1 fees and payments by the Distributor and the Funds' investment advisor from their own resources. The tables below show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.


CLASS A SHARES
--------------------------------------------------------------------------------

Except for the Short-Term Municipal Bond Fund, this table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

=====================================================================================
                            SALE CHARGE           SALES CHARGE         COMMISSION
                      AS A PERCENTAGE OF THE     AS A PERCENTAGE     AS A PERCENTAGE
AMOUNT OF PURCHASES       OFFERING PRICE       OF YOUR INVESTMENT   OF OFFERING PRICE
-------------------------------------------------------------------------------------
LESS THAN $100,000            4.50%                  4.71%                4.05%
-------------------------------------------------------------------------------------
$100,000-$249,999             3.50%                  3.63%                3.05%
-------------------------------------------------------------------------------------
$250,000-$499,999             2.50%                  2.56%                2.05%
-------------------------------------------------------------------------------------
$500,000-$999,999             2.00%                  2.04%                1.60%
-------------------------------------------------------------------------------------
$1,000,000*                   NONE                   NONE                 NONE
-------------------------------------------------------------------------------------

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

If you buy Class A shares of the Short-Term Municipal Bond Fund, the following table shows the amount of sales charge and the commissions paid to Shareholder Servicing Agents.

=====================================================================================
                            SALE CHARGE           SALES CHARGE         COMMISSION
                      AS A PERCENTAGE OF THE     AS A PERCENTAGE     AS A PERCENTAGE
AMOUNT OF PURCHASES       OFFERING PRICE       OF YOUR INVESTMENT   OF OFFERING PRICE
-------------------------------------------------------------------------------------
LESS THAN $100,000            3.00%                  3.09%                2.70%
-------------------------------------------------------------------------------------
$100,000-$249,999             2.50%                  2.56%                2.18%
-------------------------------------------------------------------------------------
$250,000-$499,999             2.00%                  2.04%                1.64%
-------------------------------------------------------------------------------------
$500,000-$999,999             1.50%                  1.52%                1.20%
-------------------------------------------------------------------------------------
$1,000,000*                   NONE                   NONE                 NONE
-------------------------------------------------------------------------------------

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A shares within one year of purchase, unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

CLASS B SHARES
--------------------------------------------------------------------------------

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date (except shares of the Short-Term Municipal Bond Fund), you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

==================================
   YEARS      CDSC AS A PERCENTAGE
   SINCE        OF DOLLAR AMOUNT
 PURCHASE      SUBJECT TO CHARGE
----------------------------------
    0-1              5.00%
----------------------------------
    1-2              4.00%
----------------------------------
    2-3              3.00%
----------------------------------
    3-4              3.00%
----------------------------------
    4-5              2.00%
----------------------------------
    5-6              1.00%
----------------------------------
MORE THAN 6          NONE
----------------------------------

Or if you redeem Class B shares of the Short-Term Municipal Bond Fund prior to the fourth anniversary of purchase, you will be assessed a CDSC according to the following schedule:

==================================
   YEARS      CDSC AS A PERCENTAGE
   SINCE        OF DOLLAR AMOUNT
 PURCHASE      SUBJECT TO CHARGE
----------------------------------
    0-1              3.00%
----------------------------------
    1-2              3.00%
----------------------------------
    2-3              2.00%
----------------------------------
    3-4              1.00%
----------------------------------
MORE THAN 4          NONE
----------------------------------

The Distributor pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares of all the Funds except for the Short-Term Municipal Bond Fund. Shareholder Servicing Agents receive a commission of 2.75% of the purchase price of Class B shares of the Short-Term Municipal Bond Fund.

Conversion Feature


Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased). Class B shares of the Short-Term Municipal Bond Fund convert to Class A shares after six years.


..    After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.


..    You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.


..    Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

..    If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

CLASS C SHARES
--------------------------------------------------------------------------------

Class C shares are offered at NAV, without any up-front sales charge. However, except with respect to the Short-Term Municipal Bond Fund, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

=======================================
    YEARS          CDSC AS A PERCENTAGE
    SINCE           OF DOLLAR AMOUNT
   PURCHASE         SUBJECT TO CHARGE
---------------------------------------
      0-1                 1.00%
---------------------------------------
AFTER FIRST YEAR          NONE
---------------------------------------

There is no CDSC assessed on Class C shares of the Short-Term Municipal Bond
Fund.

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from the Distributor, except on the Short-Term Municipal Bond Fund.

How the Class B and Class C CDSC is Calculated

..    The Fund assumes that all purchases made in a given month were made on the first day of the month.


..    For Class B and Class C shares purchased prior to November 1, 2002, the
     CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B and Class C shares purchased on or after November 1,2002, the CDSC is based on the original cost of the shares.


..    No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

..    To keep your CDSC as low as possible, the Fund first will redeem the shares acquired through dividend reinvestment followed by shares you have held for the longest time and thus have the lowest CDSC.

..    If you exchange Class B or Class C shares of an unrelated mutual fund for
     Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12B-1 FEES
--------------------------------------------------------------------------------


Each One Group Fund described in this prospectus has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called "12b-1 fees." 12b-1 fees are paid by the One Group Funds to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group Funds.


The 12b-1 fees vary by share class as follows:

1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund, which is currently being waived to .75% for the Short-Term Municipal Bond Fund and .90% for all other Funds. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge by financing the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

..    The Distributor may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, the Distributor received 12b-1 fees totaling .25% and .90% of the average daily net assets of Class A and Class B shares, respectively.

..    The Distributor may pay 12b-1 fees to its affiliates, including to Banc One
     Investment Advisors, or to any sub-advisor.

Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

================================================================================

Sales Charge Reductions and Waivers

REDUCING YOUR CLASS A SALES CHARGES
--------------------------------------------------------------------------------


In taking advantage of the methods listed below, you may link all One Group Funds in which you invest, as well as all One Group Funds owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Shareholder Servicing Agent or One Group that you would like to have one or more Funds linked together for purposes of reducing the initial sales charge.


There are several ways you can reduce the sales charges you pay on Class A shares:


..    Right of Accumulation: To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C shares of a Fund (except Class A shares of a money market Fund) held in:

     1.   Your account(s);

     2.   Account(s) of your spouse or domestic partner;

     3. Account(s) of children under the age of 21 who share your residential address;

     4. Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

     5.   Solely controlled business accounts; and

     6.   Single-participant retirement plans of any of the individuals in items
          (1) through (3) above.

You should inform your Shareholder Servicing Agent if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. Appropriate documentation may be required.

..    Letter of Intent: Provided you satisfy the minimum initial investment requirement, you may purchase Class A shares of one or more One Group Funds (other than the Money Market Funds) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13 month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Shareholder Servicing Agent that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your Account Application or contact your Shareholder Servicing Agent. To determine if you are eligible for the accumulation privilege, call 1-800-480-4111. These programs may be terminated or amended at any time.


WAIVER OF THE CLASS A SALES CHARGE
--------------------------------------------------------------------------------

No sales charge is imposed on Class A shares of the Funds if the shares were:

1.   Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other One Group shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

     .    One Group.

     .    Bank One Corporation and its subsidiaries and affiliates.

     . State Street Bank and Trust Company and its subsidiaries and affiliates.

     . Broker-dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

     . An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.


4. Bought by:

     . Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial capacity or accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

     . Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

     . Shareholder Servicing Agents who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.


5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

6. Bought with proceeds from the sale of Class A shares of a One Group Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.   Bought with assets of One Group.


8. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

9.   Purchased during a Fund's special offering.

10. Bought by a "charitable organization" as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

WAIVER OF THE CLASS B AND CLASS C SALES CHARGE
--------------------------------------------------------------------------------

No sales charge is imposed on redemptions of Class B or Class C shares of the
Funds:


1. If you withdraw no more than a specified percentage (as indicated in "Can I redeem on a systematic basis?" ) of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see "Can I redeem on a systematic basis?."


2. If you are the shareholder (or a joint shareholder) or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.


3. Exchanged in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.


4. Exchanged for Class B or Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read "Do I pay a sales charge on an exchange?."

5. If the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.


Waiver Applicable Only to Class C Shares

1. No sales charge is imposed on Class C shares of the Funds if the shares were bought with proceeds from the sale of Class C shares of a One Group Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

WAIVER QUALIFICATIONS
--------------------------------------------------------------------------------

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, call 1-800-480-4111 or contact your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.

================================================================================

Exchanging Fund Shares

What are my exchange privileges?

You may make the following exchanges:

..    Class A shares of a Fund may be exchanged for Class I shares of that Fund or Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

..    Class B shares of a Fund may be exchanged for Class B shares of another One
     Group Fund.

..    Class C shares of the Short-Term Municipal Bond Fund, the Ultra Short-Term
     Bond Fund, and the Short-Term Bond Fund (collectively the "Short-Term Bond Funds") may be exchanged for Class C shares of any other One Group Fund, including Class C shares of any of the Short-Term Bond Funds.

..    Class C shares of any other Fund may be exchanged for Class C shares of another One Group Fund, other than for Class C shares of the Short-Term Bond Funds.


One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in dollar cost averaging. To participate in the Systematic Exchange Privilege, please select it on your Account Application. To learn more about it, please call 1-800-480-4111.


One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.


Before making an exchange request, you should read the prospectus of the One Group Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling 1-800-480-4111.


When are exchanges processed?

Exchanges are processed the same business day they are received, provided:


..    State Street Bank and Trust Company receives the request by 4:00 p.m. ET.


..    You have provided One Group with all the information necessary to process the exchange.


..    You have contacted your Shareholder Servicing Agent, if necessary.


Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange. However:


..    You will pay a sales charge if you bought Class A shares of a Fund that does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging unless you qualify for a sales charge waiver.

..    If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

     1. Your new Class B or Class C shares will be subject to the CDSC of the Fund from which you exchanged.


     2. The current holding period for your exchanged Class B or Class C shares, other than exchanged Class C shares of the Short-Term Bond Funds, is carried over to your new shares.

     3. If you exchange Class C shares of one of the Short-Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Are exchanges taxable?

Generally:

..    An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

..    An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

..    You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?


Yes, except for the Short-Term Municipal Bond Funds. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

..    To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other. For this purpose, substantive means an exchange in excess of $50,000.


..    Excessive exchange activity will result in revocation of your exchange privilege.

..    In addition, One Group reserves the right to reject any exchange request
     (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


..    The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.


..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if, due to exchanges, your account value falls below the minimum required balance. For information on minimum required balances, please read, "How do I open an account?."

================================================================================

Redeeming Fund Shares

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business.

..    Redemption requests received before 4:00 p.m. ET (or when the NYSE closes)
     will be effective that day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

     1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

          ONE GROUP MUTUAL FUNDS
          P.O. BOX 8528
          BOSTON, MA 02266-8528

     2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is for shares worth $50,000 or less; and

     2.   The redemption is payable to the shareholder of record; and


     3. The redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account currently designated on your One Group account.


..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


     1.   A financial institution; or


     2.   Your Shareholder Servicing Agent.


..    State Street Bank and Trust Company may charge you a write redemption fee.
     The current fee is $7.00.

..    Your redemption proceeds will be paid within seven (7) days after receipt of the redemption request.

..    One Group may hold redemption proceeds from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as five (5) business days.


What will my shares be worth?


..    If you own Class A, Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.


Can I redeem by telephone?

Yes, if you selected this option on your Account Application Form.

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


..    Contact your Shareholders Servicing Agent or call 1-800-480-4111 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Can I redeem on a systematic basis?


..    If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic withdrawals in connection with required minimum distributions under a retirement plan may be in any amount.


..    Select the "Systematic Withdrawal Plan" option on the Account Application
     Form.

..    Specify the amount you wish to receive and the frequency of the payments.

..    You may designate a person other than yourself as the payee.

..    There is no fee for this service.

..    If you select this option, please keep in mind that:

1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.


     . If you own Class B or Class C shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC, will be deducted from those payments unless such payments are made:

     . Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

     . Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

2. The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limit above, please see the Fund's Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.


3. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL  INFORMATION REGARDING
REDEMPTIONS
--------------------------------------------------------------------------------

..    Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.


..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if your account value falls below the minimum required


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

     balance. No CDSC is charged on such redemptions. For information on the minimum required balance, please read, "How do I open an account?."

..    One Group may suspend your ability to redeem when:

     1.   Trading on the New York Stock Exchange ("NYSE") is restricted.

     2.   The NYSE is closed (other than weekend and holiday closings).

     3.   The SEC has permitted a suspension.

     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.


..    The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.


..    You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

Privacy Policy

================================================================================

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure

From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security

For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment

One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

================================================================================

Voting Rights


The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


================================================================================

Dividend Policies

Dividends


The Funds generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment.


Dividend Reinvestment


You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.


Special Dividend Rules for Class B Shares

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

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

================================================================================

Tax Treatment of Shareholders

Taxation of Shareholder Transactions

A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

Federal Taxation of Distributions

Exempt-Interest Dividends. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to you. Generally, exempt-interest dividends are excludable from gross income. However:

     1. If you receive Social Security or Railroad Retirement benefits, you may be taxed on a portion of such benefits if you receive exempt-interest dividends from the Funds.

     2. Receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state and local taxes, both for individual and corporate shareholders.

Interest on Private Activity Bonds. The Municipal Income Fund, the Short-Term Municipal Bond Fund, the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the federal alternative minimum tax ("Private Activity Bonds"). The Intermediate Tax-Free Bond Fund and the Tax-Free Bond Fund may invest as much as 20% of their assets in such Private Activity Bonds. As a result, Fund shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from those Funds subject to federal income tax. Additionally, corporate shareholders will be required to take the interest on municipal securities (including municipal securities of each Fund's respective state) into account in determining their alternative minimum taxable income. Persons who are substantial users of facilities financed by Private Activity Bonds or who are "related persons" of such substantial users should consult their tax advisors before investing in the Funds.


Investment Income and Capital Gains Dividends. Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning on or before December 31, 2008.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous year.


State and Local Taxation of Distributions. Dividends that are derived from the Funds' investments in U.S. government obligations may not be entitled to the exemptions from state and local taxes that would be available if you purchased U.S. government obligations directly.

The Funds will notify you annually of the percentage of income and distributions derived from U.S. government obligations. Unless otherwise discussed below, investment income and capital gains dividends may be subject to state and local taxes.

Arizona Taxes. Exempt-interest dividends from the Arizona Municipal Bond Fund which are derived from interest on tax-exempt obligations of the state of Arizona and its political subdivisions and certain obligations of the United States or its territories are exempt from Arizona income tax. Other distributions from the Fund, including those related to long-term and short-term capital gains, will be subject to Arizona income tax. Arizona law does not permit a deduction for interest paid or accrued on indebtedness incurred or continued to purchase or carry obligations, the interest on which is exempt from Arizona income tax.

Kentucky Taxes. Dividends received from the Kentucky Municipal Bond Fund which are derived from interest on Kentucky municipal securities are exempt from the Kentucky individual income tax. Dividends paid from interest earned on securities that are merely guaranteed by the federal government, from interest earned on repurchase agreements collateralized by U.S. government obligations, or from interest earned on obligations of other states are not exempt from Kentucky individual income tax. Any distributions of net short-term and net long-term capital gains earned by the Fund are includable in each Shareholder's Kentucky adjusted gross income as dividend income and long-term capital gains, respectively, and are both taxed at ordinary income tax rates. The Kentucky General Assembly has granted an exemption from Kentucky income tax for gains from the disposition of bonds issued by the Turnpike Authority of Kentucky, and dividends paid by the Kentucky Municipal Bond Fund attributable to such gains will not be subject to Kentucky income tax.

Louisiana Taxes. Dividends received by Louisiana residents from the Louisiana Municipal Bond Fund are exempt from Louisiana income tax to the extent that they are derived from interest on tax-exempt obligations issued by the State of Louisiana or any of its political subdivisions, agencies, municipalities or other instrumentalities. In general, however, other distributions are subject to Louisiana income tax. All income from Fund shares retains its character in the hands of an individual taxpayer. Neither the state nor any of its municipalities may impose property tax on Fund shares.

Michigan Taxes. Distributions received from the Michigan Municipal Bond Fund are exempt from Michigan personal income tax and, generally, also exempt from Michigan single business tax to the extent they are derived from interest on tax-exempt securities, under the current position of the Michigan Department of Treasury. Such distributions, if received in connection with a shareholder's business activity, may, however, be subject to Michigan single business tax. For Michigan personal income tax, and single business tax purposes, Fund distributions attributable to any source other than interest on tax-exempt securities will be fully taxable. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities.

Ohio Taxes. Dividends received from the Ohio Municipal Bond Fund that result from interest on obligations of the State of Ohio, its political or governmental subdivisions or agencies or instrumentalities of Ohio ("Ohio Obligations") are exempt from Ohio personal income tax, and municipal and school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax must include the Fund shares in the corporation's tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income tax computation. Dividends that are attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

West Virginia Taxes. Distributions from the West Virginia Municipal Bond Fund which are derived from interest or dividends on obligations or securities of a West Virginia state or local municipal governmental body generally are exempt from West Virginia income tax. In addition, you will not pay that tax on the portion of your income from the Fund which represents interest or dividends received on obligations or securities of the United States and some of its authorities, commissions or instrumentalities.

Tax Information

Information in the preceding paragraphs is based on the current law as well as current policies of the various state Departments of Taxation, all of which may change.


The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.

================================================================================

Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.


If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-800-480-4111 or visit www.onegroup.com.

Management of One Group Mutual Funds

The Advisor


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investments program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


================================================================================

Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:


================================================================================
                                                             ANNUAL RATE
                                                           AS PERCENTAGE OF
FUND                                                    AVERAGE DAILY NET ASSETS

One Group (R) Short-Term Municipal Bond Fund                     0.34%
--------------------------------------------------------------------------------
One Group (R) Intemediate Tax-Free Bond Fund                     0.41%
--------------------------------------------------------------------------------
One Group (R) Tax-Free Bond Fund                                 0.40%
--------------------------------------------------------------------------------
One Group (R) Municipal Income Fund                              0.40%
--------------------------------------------------------------------------------
One Group (R) Arizona Municipal Bond Fund                        0.40%
--------------------------------------------------------------------------------
One Group (R) Kentucky Municipal Bond Fund                       0.40%
--------------------------------------------------------------------------------
One Group (R) Louisiana Municipal Bond Fund                      0.40%
--------------------------------------------------------------------------------
One Group (R) Michigan Municipal Bond Fund                       0.40%
--------------------------------------------------------------------------------
One Group (R) Ohio Municipal Bond Fund                           0.39%
--------------------------------------------------------------------------------
One Group (R) West Virginia Municipal Bond Fund                  0.39%


================================================================================

The Fund Managers


The Funds are managed by a team of portfolio managers and research analysts. The portfolio managers work together to establish general duration, sector and yield curve strategies for the Funds. Each team member makes recommendations about securities to be purchased and sold in the Funds. The research analysts provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Funds.

Daniel Davies leads the Tax Exempt Bond Team, which is responsible for managing the Funds. Mr. Davies assumed this position in 2002. Since 1998, Mr. Davies also has served as Managing Director of Banc One Investment Advisors' Fixed Income Portfolio Management Group, which provides individually managed fixed income investments for fully discretionary, personal investment management accounts and institutional accounts. From 1994 to 1998, Mr. Davies was the Managing Director, Fixed Income Trading for Banc One Investment Advisors.

Patrick Morrissey is the portfolio manager for the One Group Short-Term Municipal Bond Fund and the One Group Municipal Income Fund. From 1992 to 2003, Mr. Morrissey was a member of the team managing these Funds. Prior to joining Banc One Investment Advisors in 1992, Mr. Morrissey was a fund manager with Norwest Investments and Trust and its predecessor, United Banks of Colorado.

Kimberly Bingle, CFA, is the portfolio manager for the One Group Intermediate Tax-Free Bond Fund and the One Group Tax-Free Bond Fund. From 1998 to 2003, Ms. Bingle was a member of the team managing these Funds. Prior to joining Banc One Investment Advisors in 1998, Ms. Bingle was a senior securities portfolio manager at Nationwide Insurance Company in Columbus, Ohio.

David Sivinski, CFA, is the portfolio manager for the One Group Arizona Municipal Bond Fund, the One Group Kentucky Municipal Bond Fund, the One Group Louisiana Municipal Bond Fund, the One Group Michigan Municipal Bond Fund, and the One Group West Virginia Municipal Bond Fund. From 1994 to 2003, Mr. Sivinski was a member of the team managing these Funds. Prior to joining Banc One Investment Advisors in 1993 as a mortgage analyst, Mr. Sivinski management positions with First Security Trust in Lexington, Kentucky.

Legal Proceedings


================================================================================


On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' and its affiliates have assured the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Fund's shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b)of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and expert fees.

     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward
          J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and expert's fees.

     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group

          Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diverisified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation. Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

O N E  G R O U P(R)
================================================================================

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                                             SIX MONTHS        MAY 4,
                                                              YEAR ENDED JUNE 30,              ENDED          1998 TO
SHORT-TERM MUNICIPAL BOND FUND                       -------------------------------------    JUNE 30,      DECEMBER 31,
CLASS A                                                2003       2002     2001      2000      1999(A)        1998(B)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  10.21   $ 10.07   $ 9.87   $ 10.01     $10.15          $10.00
------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                 0.26      0.32     0.42      0.38       0.19            0.22
   Net realized and unrealized gains (losses) from
      investments                                        0.20      0.14     0.20     (0.14)     (0.15)           0.16
------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                         0.46      0.46     0.62      0.24       0.04            0.38
------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                (0.26)    (0.32)   (0.42)    (0.38)     (0.18)          (0.23)
   Net realized gains (losses) on investments           (0.01)       --       --        --         --              --
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.27)    (0.32)   (0.42)    (0.38)     (0.18)          (0.23)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $  10.40   $ 10.21   $10.07   $  9.87     $10.01          $10.15
========================================================================================================================
Total Return (Excludes Sales Charge)                     4.57%     4.64%    6.38%     2.47%      0.37%(C)        3.89%(C)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                 $109,112   $49,927   $8,423   $ 3,053     $1,843          $  559
   Ratio of expenses to average net assets               0.80%     0.80%    0.80%     0.82%      0.86%(D)        0.86%(D)
   Ratio of net investment income to average net
      assets                                             2.53%     3.13%    4.13%     3.91%      3.48%(D)        3.53%(D)
   Ratio of expenses to average net assets*              1.15%     1.15%    1.16%     1.24%      1.16%(D)        0.99%(D)
   Portfolio turnover(E)                               109.73%    94.19%   89.29%   113.70%     74.84%          32.23%

                                                                                             SIX MONTHS         MAY 4,
                                                              YEAR ENDED JUNE 30,              ENDED           1998 TO
SHORT-TERM MUNICIPAL BOND FUND                       -------------------------------------    JUNE 30,       DECEMBER 31,
CLASS B                                                2003       2002     2001      2000      1999(A)         1998(B)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.28   $ 10.14   $ 9.94   $ 10.05      $10.19          $10.00
-------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                 0.21      0.27     0.36      0.31        0.15            0.13
   Net realized and unrealized gains (losses) from
      investments                                        0.20      0.14     0.20     (0.11)      (0.14)           0.21
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                         0.41      0.41     0.56      0.20        0.01            0.34
-------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                (0.21)    (0.27)   (0.36)    (0.31)      (0.15)          (0.15)
   Net realized gains (losses) on investments           (0.01)       --       --        --          --              --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.22)    (0.27)   (0.36)    (0.31)      (0.15)          (0.15)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $ 10.47   $ 10.28   $10.14   $  9.94      $10.05          $10.19
=========================================================================================================================
Total Return (Excludes Sales Charge)                     4.04%     4.10%    5.76%     2.08%       0.11%(C)        3.48%(C)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                  $22,804   $ 7,728   $1,729   $   925      $  226          $  112
   Ratio of expenses to average net assets               1.30%     1.30%    1.34%     1.47%       1.55%(D)        1.61%(D)
   Ratio of net investment income to average net
      assets                                             2.02%     2.66%    3.63%     3.24%       2.80%(D)        2.43%(D)
   Ratio of expenses to average net assets*              1.80%     1.80%    1.81%     1.89%       1.80%(D)        1.68%(D)
   Portfolio turnover(E)                               109.73%    94.19%   89.29%   113.70%      74.84%          32.23%


*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A)Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Short Municipal Bond Fund. (B) Period from commencement of operations. (C)Not annualized. (D) Annualized. (E)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

85

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FINANCIAL HIGHLIGHTS


                                                                                 NOVEMBER 1, 2001
SHORT-TERM MUNICIPAL BOND FUND                                     YEAR ENDED          TO
CLASS C                                                          JUNE 30, 2003   JUNE 30, 2002(B)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 10.28          $ 10.28
-------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                               0.21             0.17
   Net realized and unrealized gains (losses) from investments         0.20             0.01
-------------------------------------------------------------------------------------------------
Total from Investment Activities                                       0.41             0.18
-------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                              (0.21)           (0.18)
   Net realized gains (losses) on investments                         (0.01)
-------------------------------------------------------------------------------------------------
Total Distributions                                                   (0.22)           (0.18)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $ 10.47          $ 10.28
=================================================================================================
Total Return (Excludes Sales Charge)                                   4.02%            3.97%(C)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                                $94,853          $35,477
   Ratio of expenses to average net assets                             1.30%            1.30%(D)
   Ratio of net investment income to average net assets                2.03%            2.54%(D)
   Ratio of expenses to average net assets*                            1.80%            1.82%(D)
   Portfolio turnover(A)                                             109.73%           94.19%



                                                                                YEAR ENDED JUNE 30,
INTERMEDIATE TAX-FREE BOND FUND                                  -----------------------------------------------
CLASS A                                                            2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.05   $ 10.81   $ 10.41   $ 10.67   $ 11.14
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                            0.42      0.45      0.48      0.47      0.47
   Net realized and unrealized gains (losses) from investments      0.41      0.24      0.40     (0.26)    (0.30)
----------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                    0.83      0.69      0.88      0.21      0.17
----------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                           (0.43)    (0.45)    (0.48)    (0.47)    (0.47)
   Net realized gains                                                 --        --        --        --     (0.17)
----------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.43)    (0.45)    (0.48)    (0.47)    (0.64)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 11.45   $ 11.05   $ 10.81   $ 10.41   $ 10.67
================================================================================================================
Total Return (Excludes Sales Charge)                                7.59%     6.54%     8.56%     2.03%     1.45%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                             $77,336   $46,752   $38,293   $32,200   $34,725
   Ratio of expenses to average net assets                          0.84%     0.84%     0.84%     0.84%     0.84%
   Ratio of net investment income to average net assets             3.76%     4.16%     4.42%     4.48%     4.28%
   Ratio of expenses to average net assets*                         1.13%     1.13%     1.14%     1.15%     1.16%
   Portfolio turnover(A)                                           48.87%    65.46%    96.03%    86.32%   108.41%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized.

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================================================================================

FINANCIAL HIGHLIGHTS


                                                                           YEAR ENDED JUNE 30,
INTERMEDIATE TAX-FREE BOND FUND                                  --------------------------------------------
CLASS B                                                            2003     2002     2001     2000      1999
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.08   $10.84   $10.44   $10.69   $ 11.16
-------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                            0.34     0.39     0.41     0.40      0.40
   Net realized and unrealized gains (losses) from investments      0.40     0.24     0.40    (0.25)    (0.30)
-------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                    0.74     0.63     0.81     0.15      0.10
-------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                           (0.35)   (0.39)   (0.41)   (0.40)    (0.40)
   Net realized gains                                                 --       --       --       --     (0.17)
-------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.35)   (0.39)   (0.41)   (0.40)    (0.57)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 11.47   $11.08   $10.84   $10.44   $ 10.69
=============================================================================================================
   Total Return (Excludes Sales Charge)                             6.89%    5.87%    7.85%    1.46%    0.80%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                             $17,256   $8,915   $7,857   $7,597   $ 9,087
   Ratio of expenses to average net assets                          1.49%    1.49%    1.49%    1.48%     1.49%
   Ratio of net investment income to average net assets             3.11%    3.51%    3.77%    3.81%     3.58%
   Ratio of expenses to average net assets*                         1.78%    1.78%    1.79%    1.79%     1.81%
   Portfolio turnover(D)                                           48.87%   65.46%   96.03%   86.32%   108.41%



                                                                                                         SIX MONTHS
                                                                           YEAR ENDED JUNE 30,              ENDED      YEAR ENDED
TAX-FREE BOND FUND                                               -------------------------------------     JUNE 30,    DECEMBER 31,
CLASS A                                                           2003       2002      2001      2000      1999(A)         1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 12.91   $ 12.74   $ 12.16   $ 12.44    $ 12.99       $ 12.87
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                            0.55      0.57      0.58      0.57       0.28          0.55
   Net realized and unrealized gains (losses) from investments      0.54      0.18      0.58     (0.28)     (0.53)         0.17
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                    1.09      0.75      1.16      0.29      (0.25)         0.72
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                           (0.56)    (0.58)    (0.58)    (0.57)     (0.29)        (0.57)
   Net realized gains                                                 --        --        --        --      (0.01)        (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.56)    (0.58)    (0.58)    (0.57)     (0.30)        (0.60)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 13.44   $ 12.91   $ 12.74   $ 12.16    $ 12.44       $ 12.99
===================================================================================================================================
Total Return (Excludes Sales Charge)                                8.59%     5.97%     9.67%     2.47%     (1.97)%(B)     5.74%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                             $67,693   $51,859   $46,849   $33,629    $38,253       $47,176
   Ratio of expenses to average net assets                          0.83%     0.83%     0.83%     0.85%      0.87%(C)      0.88%
   Ratio of net investment income to average net assets             4.22%     4.47%     4.59%     4.72%      4.34%(C)      4.36%
   Ratio of expenses to average net assets*                         0.98%     0.98%     0.98%     1.00%      0.95%(C)      0.88%
   Portfolio turnover(D)                                           12.05%    10.70%    33.81%    44.41%     37.90%        22.05%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Municipal Bond Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

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================================================================================

FINANCIAL HIGHLIGHTS


                                                                                                       SIX MONTHS
                                                                       YEAR ENDED JUNE 30,                ENDED       YEAR ENDED
TAX-FREE BOND FUND                                               -----------------------------------     JUNE 30,    DECEMBER 31,
CLASS B                                                           2003       2002     2001     2000     1999(A)           1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 12.89   $ 12.72   $12.16   $12.44     $12.99         $12.86
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                            0.47      0.48     0.50     0.49       0.23           0.45
   Net realized and unrealized gains (losses) from investments      0.54      0.19     0.56    (0.28)     (0.53)          0.18
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                    1.01      0.67     1.06     0.21      (0.30)          0.63
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                           (0.48)    (0.50)   (0.50)   (0.49)     (0.24)         (0.47)
   Net realized gains                                                 --        --       --       --      (0.01)         (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.48)    (0.50)   (0.50)   (0.49)     (0.25)         (0.50)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 13.42   $ 12.89   $12.72   $12.16     $12.44         $12.99
=================================================================================================================================
Total Return (Excludes Sales Charge)                                7.92%     5.33%    8.82%    1.80%     (2.31)%(B)      4.98%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                             $17,324   $13,003   $7,253   $3,456     $2,443         $2,142
   Ratio of expenses to average net assets                          1.48%     1.48%    1.48%    1.50%      1.57%(C)       1.63%
   Ratio of net investment income to average net assets             3.57%     3.82%    3.94%    4.04%      3.64%(C)       3.61%
   Ratio of expenses to average net assets*                         1.63%     1.63%    1.63%    1.66%      1.61%(C)       1.63%
   Portfolio turnover(D)                                           12.05%    10.70%   33.81%   44.41%     37.90%         22.05%



                                                                                    YEAR ENDED JUNE 30,
MUNICIPAL INCOME FUND                                            ----------------------------------------------------
CLASS A                                                            2003       2002       2001       2000       1999
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   9.93   $   9.83   $   9.49   $   9.95   $  10.14
---------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                             0.40       0.43       0.46       0.46       0.47
   Net realized and unrealized gains (losses) from investments       0.20       0.10       0.34      (0.46)     (0.19)
---------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                     0.60       0.53       0.80         --       0.28
---------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                            (0.40)     (0.43)     (0.46)     (0.46)     (0.47)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  10.13   $   9.93   $   9.83   $   9.49   $   9.95
=====================================================================================================================
Total Return (Excludes Sales Charge)                                 6.17%      5.52%      8.56%      0.06%      2.80%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                             $183,392   $166,452   $166,096   $144,335   $188,143
   Ratio of expenses to average net assets                           0.84%    0.84%        0.83%      0.82%      0.82%
   Ratio of net investment income to average net assets              4.02%    4.40%        4.74%      4.79%      4.62%
   Ratio of expenses to average net assets*                          0.99%    0.99%        0.98%      1.01%      1.01%
   Portfolio turnover(D)                                            73.77%   93.62%       65.31%    100.61%     55.03%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund. (B) Not annualized.(C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

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================================================================================

FINANCIAL HIGHLIGHTS


                                                                                YEAR ENDED JUNE 30,
MUNICIPAL INCOME FUND                                            --------------------------------------------------
CLASS B                                                            2003       2002       2001       2000      1999
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   9.89   $   9.79   $   9.45   $  9.91   $ 10.10
-------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                             0.34       0.37       0.40      0.40      0.41
   Net realized and unrealized gains (losses) from investments       0.19       0.10       0.34     (0.46)    (0.19)
-------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                     0.53       0.47       0.74     (0.06)     0.22
-------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                            (0.34)     (0.37)     (0.40)    (0.40)    (0.41)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  10.08   $   9.89   $   9.79   $  9.45   $  9.91
===================================================================================================================
Total Return (Excludes Sales Charge)                                 5.56%      4.78%      7.91%    (0.58)%    2.14%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                             $120,581   $111,849   $100,458   $90,118   $97,899
   Ratio of expenses to average net assets                           1.49%      1.49%      1.48%     1.47%     1.47%
   Ratio of net investment income to average net assets              3.37%      3.75%      4.10%     4.16%     3.99%
   Ratio of expenses to average net assets*                          1.64%      1.64%      1.64%     1.67%     1.67%
   Portfolio turnover(A)                                            73.77%     93.62%     65.31%   100.61%    55.03%



                                                                                 YEAR ENDED JUNE 30,
MUNICIPAL INCOME FUND                                             ------------------------------------------------
CLASS C                                                             2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  9.88   $  9.79   $  9.45   $  9.91    $ 10.09
------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                             0.33      0.36      0.39      0.40       0.41
   Net realized and unrealized gains (losses) from investments       0.20      0.10      0.34     (0.46)     (0.18)
------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                     0.53      0.46      0.73     (0.06)      0.23
------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                            (0.34)    (0.37)    (0.39)    (0.40)     (0.41)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $ 10.07   $  9.88   $  9.79   $  9.45    $  9.91
==================================================================================================================
Total Return (Excludes Sales Charge)                                 5.46%     4.81%     7.90%    (0.59)%     2.24%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                              $58,554   $42,670   $20,031   $17,296    $13,737
   Ratio of expenses to average net assets                           1.49%     1.49%     1.48%     1.46%      1.47%
   Ratio of net investment income to average net assets              3.36%     3.74%     4.09%     4.14%      3.93%
   Ratio of expenses to average net assets*                          1.64%     1.64%     1.64%     1.66%      1.66%
   Portfolio turnover(A)                                            73.77%    93.62%    65.31%   100.61%     55.03%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

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================================================================================

FINANCIAL HIGHLIGHTS


                                                                              YEAR ENDED JUNE 30,
ARIZONA MUNICIPAL BOND FUND                                      -------------------------------------------
CLASS A                                                            2003     2002     2001     2000     1999
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  9.84   $ 9.67   $ 9.39   $ 9.67   $10.08
------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                            0.39     0.39     0.43     0.43     0.44
   Net realized and unrealized gains (losses) from investments      0.36     0.20     0.28    (0.21)   (0.26)
------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                    0.75     0.59     0.71     0.22     0.18
------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                           (0.40)   (0.42)   (0.43)   (0.43)   (0.44)
   Net realized gains                                                 --       --       --    (0.07)   (0.15)
------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.40)   (0.42)   (0.43)   (0.50)   (0.59)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 10.19   $ 9.84   $ 9.67   $ 9.39   $ 9.67
============================================================================================================
Total Return (Excludes Sales Charge)                                7.73%    6.25%    7.72%    2.43%    1.69%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                             $11,576   $9,462   $2,746   $2,391   $1,799
   Ratio of expenses to average net assets                          0.84%    0.84%    0.84%    0.86%    0.86%
   Ratio of net investment income to average net assets             3.91%    4.26%    4.46%    4.64%    4.37%
   Ratio of expenses to average net assets*                         0.99%    0.99%    0.99%    1.01%    1.02%
   Portfolio turnover(A)                                           18.17%   12.38%   17.30%   19.28%   16.29%



                                                                               YEAR ENDED JUNE 30,
ARIZONA MUNICIPAL BOND FUND                                       ------------------------------------------
CLASS B                                                            2003     2002     2001     2000     1999
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 9.92   $ 9.75   $ 9.46   $ 9.75   $10.16
------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                            0.32     0.35     0.37     0.37     0.37
   Net realized and unrealized gains (losses) from investments      0.39     0.18     0.29    (0.22)   (0.26)
------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                    0.71     0.53     0.66     0.15     0.11
------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                           (0.33)   (0.36)   (0.37)   (0.37)   (0.37)
   Net realized gains                                                 --       --       --    (0.07)   (0.15)
------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.33)   (0.36)   (0.37)   (0.44)   (0.52)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $10.30   $ 9.92   $ 9.75   $ 9.46   $ 9.75
============================================================================================================
Total Return (Excludes Sales Charge)                                7.09%    5.53%    7.08%    1.64%    1.04%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                              $1,761   $1,032   $  863   $  713   $  640
   Ratio of expenses to average net assets                          1.49%    1.49%    1.49%    1.50%    1.50%
   Ratio of net investment income to average net assets             3.25%    3.62%    3.81%    3.93%    3.67%
   Ratio of expenses to average net assets*                         1.64%    1.64%    1.64%    1.66%    1.66%
   Portfolio turnover(A)                                           18.17%   12.38%   17.30%   19.28%   16.29%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.(A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

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================================================================================

FINANCIAL HIGHLIGHTS


                                                                                 YEAR ENDED JUNE 30,
KENTUCKY MUNICIPAL BOND FUND                                       ---------------------------------------------
CLASS A                                                              2003      2002     2001     2000     1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 10.32   $ 10.20   $ 9.90   $10.13   $ 10.41
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                              0.40      0.43     0.47     0.47      0.47
   Net realized and unrealized gains (losses) from investments        0.36      0.13     0.30    (0.23)    (0.28)
----------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                      0.76      0.56     0.77     0.24      0.19
----------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                             (0.41)    (0.44)   (0.47)   (0.47)    (0.47)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $ 10.67   $ 10.32   $10.20   $ 9.90   $ 10.13
================================================================================================================
Total Return (Excludes Sales Charge)                                  7.48%     5.61%    7.90%    2.47%     1.79%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                               $15,593   $13,099   $8,906   $8,230   $10,075
   Ratio of expenses to average net assets                            0.86%     0.86%    0.86%    0.86%     0.86%
   Ratio of net investment income to average net assets               3.86%     4.30%    4.64%    4.74%     4.50%
   Ratio of expenses to average net assets*                           1.01%     1.01%    1.01%    1.04%     1.06%
   Portfolio turnover(A)                                              9.08%    15.24%   16.70%   21.82%     6.30%



                                                                                  YEAR ENDED JUNE 30,
KENTUCKY MUNICIPAL BOND FUND                                     -----------------------------------------------
CLASS B                                                            2003      2002      2001      2000     1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.26   $ 10.14   $  9.84   $ 10.06   $ 10.35
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                            0.34      0.38      0.40      0.41      0.40
   Net realized and unrealized gains (losses) from investments      0.34      0.12      0.30     (0.22)    (0.29)
----------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                    0.68      0.50      0.70      0.19      0.11
----------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                           (0.34)    (0.38)    (0.40)    (0.41)    (0.40)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 10.60   $ 10.26   $ 10.14   $  9.84   $ 10.06
================================================================================================================
Total Return (Excludes Sales Charge)                                6.73%     4.97%     7.22%     1.93%     1.05%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                             $14,947   $14,559   $13,558   $13,250   $15,135
   Ratio of expenses to average net assets                          1.51%     1.51%     1.51%     1.51%     1.51%
   Ratio of net investment income to average net assets             3.21%     3.65%     3.99%     4.12%     3.85%
   Ratio of expenses to average net assets*                         1.66%     1.66%     1.66%     1.69%     1.71%
   Portfolio turnover(A)                                            9.08%    15.24%    16.70%    21.82%     6.30%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

O N E  G R O U P (R)
================================================================================

FINANCIAL HIGHLIGHTS


LOUISIANA MUNICIPAL BOND FUND                                                 YEAR ENDED JUNE 30,
                                                                 -----------------------------------------------
CLASS A                                                            2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.21   $ 10.08   $  9.74   $  9.96   $ 10.26
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                            0.38      0.42      0.45      0.46      0.45
   Net realized and unrealized gains (losses) from investments      0.38      0.13      0.34     (0.21)    (0.28)
----------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                    0.76      0.55      0.79      0.25      0.17
----------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                           (0.38)    (0.42)    (0.45)    (0.46)    (0.45)
   Net realized gains                                                 --        --        --     (0.01)    (0.02)
----------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.38)    (0.42)    (0.45)    (0.47)    (0.47)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 10.59   $ 10.21   $ 10.08   $  9.74   $  9.96
================================================================================================================
Total Return (Excludes Sales Charge)                                7.58%     5.59%     8.28%     2.55%     1.67%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                             $76,095   $69,037   $59,662   $58,225   $75,958
   Ratio of expenses to average net assets                          0.86%     0.86%     0.86%     0.86%     0.86%
   Ratio of net investment income to average net assets             3.65%     4.15%     4.56%     4.67%     4.40%
   Ratio of expenses to average net assets*                         1.16%     1.16%     1.16%     1.18%     1.20%
   Portfolio turnover(A)                                            9.53%    22.19%    11.08%    17.27%    19.67%



LOUISIANA MUNICIPAL BOND FUND                                                   YEAR ENDED JUNE 30,
                                                                  ----------------------------------------------
CLASS B                                                            2003      2002      2001      2000     1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 10.21   $ 10.08   $  9.75   $ 9.97   $ 10.26
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                             0.32      0.36      0.39     0.39      0.39
   Net realized and unrealized gains (losses) from investments       0.37      0.13      0.33    (0.21)    (0.27)
----------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                     0.69      0.49      0.72     0.18      0.12
----------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                            (0.32)    (0.36)    (0.39)   (0.39)    (0.39)
   Net realized gains                                                  --        --        --    (0.01)    (0.02)
----------------------------------------------------------------------------------------------------------------
Total Distributions                                                 (0.32)    (0.36)    (0.39)   (0.40)    (0.41)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $ 10.58   $ 10.21   $ 10.08   $ 9.75   $  9.97
================================================================================================================
Total Return (Excludes Sales Charge)                                 6.90%     4.90%     7.48%    1.89%     1.11%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of Period (000)                              $16,332   $13,085   $10,715   $9,881   $10,866
   Ratio of expenses to average net assets                           1.51%     1.51%     1.51%    1.51%     1.51%
   Ratio of net investment income to average net assets              3.00%     3.50%     3.91%    4.02%     3.74%
   Ratio of expenses to average net assets*                          1.81%     1.81%     1.81%    1.83%     1.85%
   Portfolio turnover (A)                                            9.53%     22.19%   11.08%   17.27%    19.67%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

O N E  G R O U P (R)
================================================================================

FINANCIAL HIGHLIGHTS


                                                                                                         SIX MONTHS
                                                                          YEAR ENDED JUNE 30,               ENDED       YEAR ENDED
MICHIGAN MUNICIPAL BOND FUND                                     -------------------------------------    JUNE 30,     DECEMBER 31,
CLASS A                                                            2003      2002      2001      2000      1999(A)         1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.84   $ 10.65   $ 10.22   $ 10.63    $ 11.03         $ 10.93
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                            0.43      0.46      0.47      0.48       0.24            0.47
   Net realized and unrealized gains (losses) from investments      0.46      0.19      0.43     (0.39)     (0.40)           0.13
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                    0.89      0.65      0.90      0.09      (0.16)           0.60
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                           (0.43)    (0.46)    (0.47)    (0.48)     (0.24)          (0.48)
   Net realized gains                                                 --        --        --     (0.02)        --           (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.43)    (0.46)    (0.47)    (0.50)     (0.24)          (0.50)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 11.30   $ 10.84   $ 10.65   $ 10.22    $ 10.63         $ 11.03
===================================================================================================================================
Total Return (Excludes Sales Charge)                                8.37%     6.22%     9.00%     0.93%     (1.47)%(C)       5.61%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                             $97,090   $69,371   $57,728   $30,626    $22,217         $22,876
   Ratio of expenses to average net assets                          0.85%     0.85%     0.84%     0.86%      0.88%(D)        0.91
   Ratio of net investment income to average net assets             3.91%     4.28%     4.51%     4.72%      4.35%(D)        4.27
   Ratio of expenses to average net assets*                         1.00%     1.00%     0.99%     1.02%      0.96%(D)        0.92
   Portfolio turnover(B)                                           11.18%     7.96%    17.30%    33.34%     10.60%          23.33%



                                                                                                         SIX MONTHS
                                                                          YEAR ENDED JUNE 30,               ENDED       YEAR ENDED
MICHIGAN MUNICIPAL BOND FUND                                     -------------------------------------    JUNE 30,     DECEMBER 31,
CLASS B                                                            2003      2002      2001      2000      1999(A)         1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.45   $ 10.29   $  9.89   $ 10.28     $10.68         $10.59
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                            0.35      0.38      0.41      0.42       0.20           0.39
   Net realized and unrealized gains (losses) from investments      0.44      0.18      0.40     (0.37)     (0.40)          0.12
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                    0.79      0.56      0.81      0.05      (0.20)          0.51
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                           (0.37)    (0.40)    (0.41)    (0.42)     (0.20)         (0.40)
   Net realized gains                                                 --        --        --     (0.02)        --          (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.37)    (0.40)    (0.41)    (0.44)     (0.20)         (0.42)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 10.87   $ 10.45   $ 10.29   $  9.89     $10.28         $10.68
===================================================================================================================================
Total Return (Excludes Sales Charge)                                7.64%     5.49%     8.33%     0.51%     (1.86)%(C)      4.92%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                             $38,980   $28,567   $17,961   $10,106     $6,771         $1,940
   Ratio of expenses to average net assets                          1.50%     1.50%     1.49%     1.52%      1.59%(D)       1.66%
   Ratio of net investment income to average net assets             3.26%     3.63%     3.92%     4.21%      3.64%(D)       3.52%
   Ratio of expenses to average net assets*                         1.65%     1.65%     1.64%     1.69%      1.70%(D)       1.67%
   Portfolio turnover(B)                                           11.18%     7.96%    17.30%    33.34%     10.60%         23.33%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Michigan Municipal Bond Fund. (B) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.(C) Not annualized. (D) Annualized.

O N E  G R O U P (R)
================================================================================

FINANCIAL HIGHLIGHTS


                                                                               YEAR ENDED JUNE 30,
OHIO MUNICIPAL BOND FUND                                         -----------------------------------------------
CLASS A                                                            2003      2002      2001       2000      1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.01   $ 10.82   $ 10.47   $ 10.78   $ 11.11
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                            0.40      0.46      0.51      0.51      0.51
   Net realized and unrealized gains (losses) from investments      0.41      0.19      0.35     (0.31)    (0.33)
----------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                    0.81      0.65      0.86      0.20      0.18
----------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                           (0.41)    (0.46)    (0.51)    (0.51)    (0.51)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 11.41   $ 11.01   $ 10.82   $ 10.47   $ 10.78
================================================================================================================
Total Return (Excludes Sales Charge)                                7.44%     6.08%     8.32%     1.94%     1.59%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                             $87,877   $47,914   $32,308   $32,307   $26,876
   Ratio of expenses to average net assets                          0.85%     0.85%     0.85%     0.85%     0.81%
   Ratio of net investment income to average net assets             3.61%     4.23%     4.74%     4.84%     4.57%
   Ratio of expenses to average net assets*                         1.16%     1.16%     1.16%     1.18%     1.18%
   Portfolio turnover(A)                                           14.63%    20.90%    15.67%    35.46%    13.69%



                                                                               YEAR ENDED JUNE 30,
OHIO MUNICIPAL BOND FUND                                         -----------------------------------------------
CLASS B                                                            2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.08   $ 10.90   $ 10.54   $ 10.86   $ 11.18
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                            0.34      0.39      0.44      0.44      0.44
   Net realized and unrealized gains (losses) from investments      0.41      0.18      0.36     (0.32)    (0.32)
----------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                    0.75      0.57      0.80      0.12      0.12
----------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                           (0.34)    (0.39)    (0.44)    (0.44)    (0.44)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 11.49   $ 11.08   $ 10.90   $ 10.54   $ 10.86
================================================================================================================
Total Return (Excludes Sales Charge)                                6.82%     5.30%     7.67%     1.17%     1.01%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                             $73,263   $58,650   $47,332   $40,605   $49,703
   Ratio of expenses to average net assets                          1.50%     1.50%     1.50%     1.50%     1.46%
   Ratio of net investment income to average net assets             2.99%     3.59%     4.07%     4.15%     3.89%
   Ratio of expenses to average net assets*                         1.81%     1.81%     1.81%     1.83%     1.83%
   Portfolio turnover(A)                                           14.63%    20.90%    15.67%    35.46%    13.69%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

O N E  G R O U P (R)
================================================================================

FINANCIAL HIGHLIGHTS


                                                                               YEAR ENDED JUNE 30,
WEST VIRGINIA MUNICIPAL BOND FUND                                -----------------------------------------------
CLASS A                                                            2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.27   $ 10.14   $  9.81   $ 10.03   $ 10.36
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                            0.41      0.46      0.46      0.46      0.47
   Net realized and unrealized gains (losses) from investments      0.37      0.13      0.33     (0.22)    (0.32)
----------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                    0.78      0.59      0.79      0.24      0.15
----------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                           (0.41)    (0.46)    (0.46)    (0.46)    (0.47)
   Net realized gains                                                 --        --        --        --(B)  (0.01)
----------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.41)    (0.46)    (0.46)    (0.46)    (0.48)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 10.64   $ 10.27   $ 10.14   $  9.81   $ 10.03
================================================================================================================
Total Return (Excludes Sales Charge)                                7.77%     5.89%     8.19%     2.59%     1.37%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                             $10,045   $ 6,422   $ 5,639   $ 3,677   $ 3,570
   Ratio of expenses to average net assets                          0.84%     0.86%     0.86%     0.86%     0.85%
   Ratio of net investment income to average net assets             3.97%     4.48%     4.60%     4.74%     4.42%
   Ratio of expenses to average net assets*                         1.00%     1.01%     1.01%     1.03%     1.05%
   Portfolio turnover(A)                                           10.34%    12.03%     7.91%    24.67%    15.24%



                                                                                 YEAR ENDED JUNE 30,
WEST VIRGINIA MUNICIPAL BOND FUND                                   --------------------------------------------
CLASS B                                                               2003      2002     2001     2000     1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 10.26   $ 10.13   $ 9.80   $10.03   $10.35
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                               0.35      0.38     0.39     0.40     0.40
   Net realized and unrealized gains (losses) from investments         0.36      0.14     0.33    (0.23)   (0.31)
----------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                       0.71      0.52     0.72     0.17     0.09
----------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                              (0.35)    (0.39)   (0.39)   (0.40)   (0.40)
   Net realized gains                                                    --        --       --       --(B) (0.01)
----------------------------------------------------------------------------------------------------------------
Total Distributions                                                   (0.35)    (0.39)   (0.39)   (0.40)   (0.41)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $ 10.62   $ 10.26   $10.13   $ 9.80   $10.03
================================================================================================================
Total Return (Excludes Sales Charge)                                   7.08%     5.26%    7.49%    1.82%    0.80%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                                $12,568   $10,008   $7,075   $6,772   $7,505
   Ratio of expenses to average net assets                             1.49%     1.51%    1.51%    1.51%    1.50%
   Ratio of net investment income to average net assets                3.33%     3.83%    3.97%    4.09%    3.79%
   Ratio of expenses to average net assets*                            1.65%     1.66%    1.66%    1.68%    1.71%
   Portfolio turnover(A)                                              10.34%    12.03%    7.91%   24.67%   15.24%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (B) Amount is less than $0.01.

Appendix A

================================================================================

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

================================================================================
FUND NAME                                                              FUND CODE
--------------------------------------------------------------------------------
One Group(R) Short-Term Municipal Bond Fund                                  1
--------------------------------------------------------------------------------
One Group(R) Intermediate Tax-Free Bond Fund                                 2
--------------------------------------------------------------------------------
One Group(R) Tax-Free Bond Fund                                              3
--------------------------------------------------------------------------------
One Group(R) Municipal Income Fund                                           4
--------------------------------------------------------------------------------
One Group(R) Arizona Municipal Bond Fund                                     5
--------------------------------------------------------------------------------
One Group(R) Kentucky Municipal Bond Fund                                    6
--------------------------------------------------------------------------------
One Group(R) Louisiana Municipal Bond Fund                                   7
--------------------------------------------------------------------------------
One Group(R) Michigan Municipal Bond Fund                                    8
--------------------------------------------------------------------------------
One Group(R) Ohio Municipal Bond Fund                                        9
--------------------------------------------------------------------------------
One Group(R) West Virginia Municipal Bond Fund                              10
--------------------------------------------------------------------------------

                                                                   Fund     Risk
Instrument                                                         Code     Type
====================================================================================
Asset-Backed Securities: Securities secured by company             1-10   Prepayment
receivables, home equity loans, truck and auto loans, leases,             Market
credit card receivables and other securities backed by other              Credit
types of receivables or other assets.                                     Regulatory
------------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the right to   1-10   Management
buy, and obligates the seller of the option to sell, a security           Liquidity
at a specified price at a future date. A put option gives the             Credit
buyer the right to sell, and obligates the seller of the option           Market
to buy, a security at a specified price at a future date. The             Leverage
Funds will sell only covered call and secured put options.
------------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term promissory      1-10   Credit
notes issued by corporations and other entities. Maturities               Liquidity
generally vary from a few days to nine months.                            Market
------------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and standby   1-10   Market
commitments to purchase the securities at a fixed price (usually          Liquidity
with accrued interest) within a fixed period of time following            Management
demand by a Fund.
------------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the future   1-10   Management
sale and purchase of a specified amount of a specified security,          Market
class of securities, or an index at a specified time in the               Credit
future and at a specified price.                                          Liquidity
                                                                          Leverage
------------------------------------------------------------------------------------

                                                                   Fund     Risk
Instrument                                                         Code     Type
====================================================================================
Inverse Floating Rate Instruments: Floating rate debt              1-10   Credit
instruments with interest rates that reset in the opposite                Market
direction from the market rate of interest to which the inverse           Leverage
floater is indexed.
------------------------------------------------------------------------------------
Investment Company Securities: Shares of other mutual funds,       1-10   Market
including One Group money market funds and shares of other
money market mutual funds for which Banc One Investment
Advisors or its affiliates serve as investment advisor or
administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor to the extent required by law.
------------------------------------------------------------------------------------
Loan Participations and Assignments: Participations in, or         1-10   Market
assignments of municipal securities, including municipal                  Credit
leases.                                                                   Political
                                                                          Liquidity
                                                                          Tax
------------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real       1-10   Prepayment
estate loans and pools of loans. These include collateralized             Market
mortgage obligations ("CMOs"), and Real Estate Mortgage                   Credit
Investment Conduits ("REMICs").                                           Regulatory
------------------------------------------------------------------------------------
Municipal Bonds: Securities issued by a state or political         1-10   Credit
subdivision to obtain funds for various public purposes.                  Political
Municipal securities include private activity bonds and                   Tax
industrial development bonds, as well as General Obligation               Market
Notes, Bond Anticipation Notes, Tax Anticipation Notes, Revenue           Regulatory
Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, participations in pools of
municipal securities, obligations of municipal housing
authorities and single family revenue bonds.
------------------------------------------------------------------------------------
New Financial Products: New options and futures contracts and      1-10   Management
other financial products continue to be developed and the Funds           Credit
may invest in such options, contracts and products.                       Market
                                                                          Liquidity
------------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the         1-10   Liquidity
Securities Act of 1933, such as privately placed commercial               Market
paper and Rule 144A securities.                                           Credit
------------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative multi-class        1-10   Prepayment
mortgage securities which are usually structured with two                 Market
classes of shares that receive different proportions of the               Credit
interest and principal from a pool of mortgage assets. These              Regulatory
include IOs and POs.
------------------------------------------------------------------------------------
Structured Instruments: Debt securities issued by agencies and     1-10   Market
instrumentalities of the U.S. government, banks,                          Liquidity
municipalities, corporations and other businesses whose                   Management
interest and/or principal payments are indexed to foreign                 Credit
currency exchange rates, interest rates, or one or more other             Foreign
referenced indices.                                                       Investment
------------------------------------------------------------------------------------

                                                                   Fund     Risk
Instrument                                                         Code     Type
====================================================================================
Swaps, Caps and Floors: A Fund may enter into these                1-10   Management
transactions to manage its exposure to changing interest rates            Credit
and other factors. Swaps involve an exchange of obligations by            Liquidity
two parties. Caps and floors entitle a purchaser to a principal           Market
amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.
------------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                            1-10   Market
------------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by            1-10   Market
agencies and instrumentalities of the U.S. government. These              Credit
include Ginnie Mae, Fannie Mae, and Freddie Mac.
------------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and         1-10   Market
CUBES.
------------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with           1-10   Market
interest rates which are reset daily, weekly, quarterly or some           Credit
other period and which may be payable to the Fund on demand.              Liquidity
------------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase or        1-10   Market
contract to purchase securities at a fixed price for delivery             Leverage
at a future date.                                                         Liquidity
                                                                          Credit
------------------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt that pay no      1-10   Credit
interest, but are issued at a discount from their value at                Market
maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.
------------------------------------------------------------------------------------

================================================================================

Investment Risks


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.


..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

          Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

          Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.


..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

..    Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. This risk is similar to Credit Risk, which is described above.

================================================================================


If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.


How Can I Get More Information? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:


     ONE GROUP(R) MUTUAL FUNDS
     1111 POLARIS PARKWAY
     COLUMBUS, OHIO 43271-1235

        OR VISITING

     WWW.ONEGROUP.COM


You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


(Investment Company Act File No. 811-4236)

                                                            [LOGO] ONE GROUP (R)
                                                                   Mutual Funds


TOG-F-121(11/03)

MUNICIPAL BOND FUNDS

Prospectus                                                   [LOGO OF ONE GROUP]
One Group Municipal Bond Funds


     November 1, 2003
     Class I Shares


                One Group(R) Short-Term Municipal Bond Fund
                One Group(R) Intermediate Tax-Free Bond Fund
                One Group(R) Tax-Free Bond Fund
                One Group(R) Municipal Income Fund
                One Group(R) Arizona Municipal Bond Fund
                One Group(R) Kentucky Municipal Bond Fund
                One Group(R) Louisiana Municipal Bond Fund
                One Group(R) Michigan Municipal Bond Fund
                One Group(R) Ohio Municipal Bond Fund
                One Group(R) West Virginia Municipal Bond Fund


     For Institutional Clients


                The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of
   C O N T E N T S

      Fund Summaries: Investments, Risk & Performance
             One Group Short-Term Municipal Bond Fund
            One Group Intermediate Tax-Free Bond Fund
                         One Group Tax-Free Bond Fund
                      One Group Municipal Income Fund
                One Group Arizona Municipal Bond Fund
               One Group Kentucky Municipal Bond Fund
              One Group Louisiana Municipal Bond Fund
               One Group Michigan Municipal Bond Fund
                   One Group Ohio Municipal Bond Fund
          One Group West Virginia Municipal Bond Fund

                                             More About the Funds
                                  Principal Investment Strategies
                                                 Investment Risks
                                                Portfolio Quality
                                    Temporary Defensive Positions
                                               Portfolio Turnover

           How to Do Business with One Group Mutual Funds
                                   Purchasing Fund Shares
                                   Exchanging Fund Shares
                                    Redeeming Fund Shares

                               Privacy Policy

               Shareholder Information
                         Voting Rights
                     Dividend Policies
         Tax Treatment of Shareholders
    Shareholder Statements and Reports

                         Management of One Group Mutual Funds
                                                  The Advisor
                                            The Fund Managers


                                    Legal Proceedings
                                 Financial Highlights
                     Appendix A: Investment Practices

ONE GROUP(R)
-----------

                         Short-Term Municipal Bond Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.


What are the Fund's main investment strategies?
The Fund invests in a portfolio of municipal bonds with an average weighted maturity of three years or less. From time to time, a significant portion of the Fund's total assets may be invested in municipal housing authority obligations. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Short-Term Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are municipal bonds?
Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?
Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

Fund Summary
------------

                      Short-Term Municipal Bond Fund

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
------------

                      Short-Term Municipal Bond Fund


How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

            1999            2000             2001             2002
            ----            ----             ----             ----
            1.20%           5.73%            5.10%            5.59%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 2.81%.


================================================================================
Best Quarter: 2.39%    2Q2002       Worst Quarter:    -0.23%    2Q1999
================================================================================

Fund Summary
------------

                      Short-Term Municipal Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.


Average Annual Total Returns through December 31, 2OO2/1/


===============================================================================
                                            INCEPTION               PERFORMANCE
                                          DATE OF CLASS    1YEAR    SINCE 5/4/98
-------------------------------------------------------------------------------
Class I                                     5/4/98
-------------------------------------------------------------------------------
Return Before Taxes                                          5.59%         4.62%
-------------------------------------------------------------------------------
Return After Taxes on Distributions                          5.57%         4.61%
-------------------------------------------------------------------------------
Return After Taxes on Distributions and
 Sale of Fund Shares                                         4.64%         4.47%
-------------------------------------------------------------------------------
Lehman Brothers Short Municipal Bond
 Index/2/
(no deduction for expenses or taxes)                         6.51%         5.42%
-------------------------------------------------------------------------------
Lipper Short-Term Municipal Debt Fund
 Index/3/
(no deduction for sales charges or taxes)                    3.87%         4.10%
-------------------------------------------------------------------------------

/1/ The above-quoted performance data includes the performance of the Pegasus Short Municipal Bond Fund for the period before it was consolidated with One Group Short-Term Municipal Bond Fund on March 22, 1999.

/2/ The Lehman Brothers Short Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with short-term maturities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/3/ The Lipper Short-Term Municipal Debt Fund Index consists of funds that invest in municipal debt issues with dollar-weighted average maturities of one to three years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
------------

                      Short-Term Municipal Bond Fund

Fees and Expenses
===============================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)                          CLASS I
==============================================================================
Investment Advisory Fees                                                   .60%
------------------------------------------------------------------------------
Other Expenses                                                             .21%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       .81%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                                (.26%)
------------------------------------------------------------------------------
Net Expenses                                                               .55%
------------------------------------------------------------------------------

/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .55% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.

Examples
================================================================================
 1 YEAR/1/ 3 YEARS     5 YEARS     10 YEARS
--------------------------------------------
$     56    $    424   $     977   $     233
--------------------------------------------
/1/ Without contractual fee waivers, 1 Year expenses would be $83.


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

ONE GROUP(R)
------------

                     Intermediate Tax-Free Bond Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks current income exempt from federal income taxes consistent with prudent investment management and the preservation of capital.


What are the Fund's main investment strategies?
The Fund invests primarily in a portfolio of municipal bonds with an average weighted maturity of between three and 10 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Intermediate Tax-Free Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are municipal bonds?
Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?
Up to 20% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

Fund Summary
------------

                     Intermediate Tax-Free Bond Fund

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
------------

                     Intermediate Tax-Free Bond Fund


How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

    1993    1994    1995    1996    1997    1998    1999    2000    2001   2002
    ----    ----    ----    ----    ----    ----    ----    ----    ----   ----
    9.68%   -3.90%  13.06%  4.39%   8.20%   6.00%   -2.32%  9.03%   4.59%  9.48%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.41%.

================================================================================
 Best Quarter: 5.14%    1Q1995         Worst Quarter: -4.73%    1Q1994
================================================================================

Fund Summary
------------
                Intermediate Tax-Free Bond Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002


=========================================================================================================
                                                   INCEPTION
                                                    DATE OF                                   PERFORMANCE
                                                     CLASS     1 YEAR   5 YEARS   10 YEARS   SINCE 9/4/90
---------------------------------------------------------------------------------------------------------
Class I                                             9/4/90
---------------------------------------------------------------------------------------------------------
Return Before Taxes                                              9.48%     5.27%      5.69%          6.35%
---------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                              9.48%     5.18%      5.58%          6.24%
---------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions
   and Sale of Fund Shares                                       7.55%     5.10%      5.49%          6.10%
---------------------------------------------------------------------------------------------------------
Lehman Brothers 7 Year Municipal Bond Index/1/
   (no deduction for expenses or taxes)                         10.35%     6.08%      6.34%          6.96%
---------------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Municipal Bond
   Index/2/ (no deduction for expenses or taxes)                 9.66%     6.09%         *              *
---------------------------------------------------------------------------------------------------------
Lipper Intermediate Municipal Fund Index/3/
   (no deduction for sales charges or taxes)                     8.35%     5.15%      5.56%          6.31%
---------------------------------------------------------------------------------------------------------

<F1>
/1/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
<F2>
/2/ The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax- exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
<F3>
/3/ The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.
<F4>
*    Index did not exist.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
------------
                Intermediate Tax-Free Bond Fund


Fees and Expenses
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)                          CLASS I
==============================================================================
Investment Advisory Fees                                                   .60%
------------------------------------------------------------------------------
Other Expenses                                                             .18%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       .78%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                                (.18%)
------------------------------------------------------------------------------
Net Expenses                                                               .60%
------------------------------------------------------------------------------
/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .60% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples
================================================================================

 1 YEAR/1/        3 YEARS        5 YEARS        10 YEARS
  ------------------------------------------------------
 $      61        $   231        $   416        $    949
 -------------------------------------------------------
 /1/  Without contractual fee waivers, 1 Year expenses would be $80.


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

ONE GROUP(R)
------------
                       Tax-Free Bond Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.


What are the Fund's main investment strategies?
The Fund invests primarily in a portfolio of municipal bonds. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Tax-Free Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?
Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?
Up to 20% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If

Fund Summary
------------

                       Tax-Free Bond Fund

rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
------------

                       Tax-Free Bond Fund


How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.



Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

1993    1994    1995    1996   1997   1998   1999    2000    2001   2002
------  ------  ------  -----  -----  -----  ------  ------  -----  ------
10.74%  -1.98%  17.17%  3.76%  9.34%  5.99%  -3.15%  11.78%  4.38%  9.70%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.53%. Performance data includes performance of the Pegasus Municipal Bond Fund for the period before it was consolidated with the One Group Tax-Free Bond Fund on March 22, 1999. Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered, unadjusted for differences in expenses.

================================================================================
Best Quarter: 6.66%    1Q1995        Worst Quarter:  -3.74%    1Q1994
================================================================================

Fund Summary
------------
                            Tax-Free Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2OO2/1/

=========================================================================================================
                                                   INCEPTION
                                                    DATE OF                                   PERFORMANCE
                                                     CLASS     1 YEAR   5 YEARS   10 YEARS   SINCE 3/1/88
---------------------------------------------------------------------------------------------------------
Class I                                              2/1/95
---------------------------------------------------------------------------------------------------------
Return Before Taxes                                              9.70%     5.61%      6.61%          7.50%
---------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                              9.70%     5.60%      6.23%          7.14%
---------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
   Fund Shares                                                   7.83%     5.45%      6.12%          7.02%
---------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/
   (no deduction for expenses or taxes)                          9.60%     6.06%      6.71%          7.50%
---------------------------------------------------------------------------------------------------------
Lipper General Municipal Fund Index/3/
   (no deduction for taxes)                                      8.63%     4.96%      5.99%          6.92%
---------------------------------------------------------------------------------------------------------

<F1>
/1/ The above-quoted performance data includes the performance of the Pegasus Municipal Bond Fund for the period before it was consolidated with the One Group Tax-Free Bond Fund on March 22, 1999. Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. Prior class performance has been adjusted to reflect the differences in sales charges between classes but has not been adjusted for the differences in expenses.
<F2>
/2/ The Lehman Brothers Municipal Bond Index is an unmanaged index generally representative of the municipal bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
<F3>
/3/ The Upper General Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
------------
                            Tax-Free Bond Fund

Fees and Expenses
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)                          CLASS I
==============================================================================
Investment Advisory Fees                                                   .45%
------------------------------------------------------------------------------
Other Expenses                                                             .18%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       .63%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                                (.01%)
------------------------------------------------------------------------------
Net Expenses                                                               .62%
------------------------------------------------------------------------------

/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .62% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples
================================================================================

The examples are intended to help you 1 YEAR/1/ 3 YEARS 5 YEARS 10 YEARS compare the cost of investing in the -------------------------------------
Fund with the cost of investing in       $      63  $   201  $   350  $    785
other mutual funds. The examples         -------------------------------------
assume that you invest $10,000 in the    /1/  Without contractual fee waivers,
Fund for the time periods                     1 year expenses would be $64.

indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

ONE GROUP/R/
---------
                          Municipal Income Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks current income exempt from federal income taxes.


What are the Fund's main investment strategies?
The Fund invests in a portfolio of municipal bonds, including mortgage-backed securities. While current income is the Fund's primary focus, it seeks to produce income in a manner consistent with the preservation of principal. The Fund's average weighted maturity will normally range between five and 15 years. From time to time, a significant portion of the Fund's total assets may be invested in municipal housing authority obligations. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Municipal Income Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?
Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?
Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

Fund Summary
------------

                          Municipal Income Fund

MAIN RISKS

Prepayment and Call Risk. As part of its main investment strategies, the Fund may invest in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
------------
                         Municipal Income Fund

How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

1994    1995     1996    1997    1998    1999     2000    2001    2002
------  ------   -----   -----   -----   ------   -----   -----   -----
-1.60%  12.01%   4.58%   8.58%   6.14%   -2.49%   8.69%   4.17%   7.36%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.00%.

================================================================================
Best Quarter: 4.74%    1Q1995          Worst Quarter:    -1.91%    1Q1994
================================================================================

Fund Summary
------------
                          Municipal Income Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.


Average Annual Total Returns through December 31, 2002

==========================================================================================================
                                                          INCEPTION                            PERFORMANCE
                                                        DATE OF CLASS   1 YEAR     5 YEARS    SINCE 2/9/93
----------------------------------------------------------------------------------------------------------
Class I                                                    2/9/93
----------------------------------------------------------------------------------------------------------
Return Before Taxes                                                       7.36%       4.81%           5.36%
----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                       7.36%       4.81%           5.35%
----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
   Shares                                                                 6.31%       4.82%           5.33%
----------------------------------------------------------------------------------------------------------
Lehman Brothers 7 Year Municipal Bond Index/1/
(no deduction for expenses or taxes)                                     10.35%       6.08%           6.24%
----------------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Municipal Bond Index/2/
(no deduction for fees, expenses or taxes)                                9.66%       6.09%              *
----------------------------------------------------------------------------------------------------------
Lipper Intermediate Municipal Fund Index/3/
(no deduction for taxes)                                                  8.35%       5.15%           5.49%
----------------------------------------------------------------------------------------------------------

<F1>
/1/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
<F2>
/2/ The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax- exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
<F3>
/3/ The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.
<F4>
/*/    Index did not exist.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
------------
                          Municipal Income Fund

Fees and Expenses
================================================================================

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
======================================================================
(expenses that are deducted from Fund assets)                  CLASS I
======================================================================
Investment Advisory Fees                                           .45%
----------------------------------------------------------------------
Other Expenses                                                     .19%
----------------------------------------------------------------------
Total Annual Fund Operating Expenses                               .64%
----------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                        (.02%)
----------------------------------------------------------------------
Net Expenses                                                       .62%
----------------------------------------------------------------------

/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .62% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples
================================================================================

1 YEAR/1/  3 YEARS    5 YEARS    10 YEARS
-----------------------------------------
$   63     $   203    $   355    $    796
-----------------------------------------
/1/ Without contractual fee waivers, 1 Year expenses would be $65.


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

One Group(R)
------------
                       Arizona Municipal Bond Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks current income exempt from federal income tax and Arizona personal income tax, consistent with the preservation of principal.


What are the Fund's main investment strategies?
The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Arizona personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Arizona Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are municipal bonds?
Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?
Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

Fund Summary
------------

                       Arizona Municipal Bond Fund

MAIN RISKS

Non-Diversification. The Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.


Geographic Concentration. Because the Arizona Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of Arizona issuers, certain factors affecting Arizona including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, although Arizona's population growth continues to outpace the national average, this growth is expensive and Arizona's economic outlook depends on its ability to match long-term revenues with expenditures. In addition, Arizona's continued growth depends, to some extent, on its ability to manage its water resources.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Fund Summary
------------

                       Arizona Municipal Bond Fund

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                               [CHART]

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
------  ------  -----   -----   -----   ------  -----   ------  -----   -----
99.98%  -2.38%  11.96%  4.05%   7.33%   5.56%   -2.27%  8.75%   4.70%   9.55%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.12%. The Arizona Municipal Bond Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the period prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

================================================================================
Best Quarter: 4.65%      3Q2002      Worst Quarter:    -3.51%    1Q1994
================================================================================

Fund Summary
------------

                       Arizona Municipal Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.


Average Annual Total Returns through December 31, 2OO2/1/


===========================================================================================================
                                                INCEPTION                                      PERFORMANCE
                                               DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 11/30/79
-----------------------------------------------------------------------------------------------------------
Class I                                           1/20/97
-----------------------------------------------------------------------------------------------------------
Return Before Taxes                                              9.55%     5.17%      5.62%            6.94%
-----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                              9.55%     5.08%      5.55%            6.92%
-----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions
 and Sale of Fund Shares                                         7.64%     5.04%      5.20%            6.39%
-----------------------------------------------------------------------------------------------------------
Lehman Brothers 7 Year Municipal Bond Index/2/
(no deduction for expenses or taxes)                            10.35%     6.08%      6.34%               *
-----------------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Municipal Bond
 Index/3/
 (no deduction for expenses or taxes)                            9.66%     6.09%         *                *
-----------------------------------------------------------------------------------------------------------
Lipper Intermediate Municipal Fund Index/4/
(no deduction for sales charges or taxes)                        8.35%     5.15%      5.56%               *
-----------------------------------------------------------------------------------------------------------

<F1>
/1/ The Arizona Municipal Bond Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund (inception 11/30/79) with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the period prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification restrictions imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.
<F2>
/2/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
<F3>
/3/ The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
<F4>
/4/ The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.

*    Index did not exist.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
------------

                       Arizona Municipal Bond Fund

Fees and Expenses
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
=============================================================
(expenses that are deducted from Fund assets)         CLASS I
=============================================================
Investment Advisory Fees                                  .45%
-------------------------------------------------------------
Other Expenses                                            .19%
-------------------------------------------------------------
Total Annual Fund Operating Expenses                      .64%
-------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/               (.01%)
-------------------------------------------------------------
Net Expenses                                              .63%
-------------------------------------------------------------


/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .63% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.

Examples
================================================================================
1 YEAR/1/  3 YEARS    5 YEARS    10 YEARS
-----------------------------------------
$   64     $   204    $   356    $    797
-----------------------------------------
/1/ Without contractual fee waivers, 1 Year expenses would be $65.


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

ONE GROUP(R)
------------
                          Kentucky Municipal Bond Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks current income exempt from federal income tax and Kentucky personal income tax, consistent with the preservation of principal.


What are the Fund's main investment strategies?
The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Kentucky personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Kentucky Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are municipal bonds?
Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?
Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

Fund Summary
------------
                       Kentucky Municipal Bond Fund

MAIN RISKS

Non-Diversification. The Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration. Because the Kentucky Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Kentucky, risks arise which might not be present if the Fund invested in securities of issuers located in additional states. Because of limitations in Kentucky's constitution, securities issued by Kentucky and its agencies are general obligations of the issuer only in those very rare instances when they are approved by the voters in a statewide referendum. In all other instances, payment is dependent on only the revenues generated directly from the properties financed by the securities or on the lease payments from a user, which may be bound only by a short-term lease. Securities issued by counties, cities, taxing districts and other political subdivisions of Kentucky beneath certain ceiling amounts are not so restricted. Securities issued by some other states or their agencies or political subdivisions are not subject to limitations such as those contained in Kentucky's constitution.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered

Fund Summary
------------
                       Kentucky Municipal Bond Fund

investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                              [CHART]

1994    1995    1996    1997    1998    1999    2000    2001    2002
------  ------  -----   -----   -----   ------  -----   ------  -----
-5.67%  15.32%  4.18%   7.50%   5.52%   -1.64%  8.94%    4.25%  9.06%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.25%. Performance data includes the performance of the Trademark Kentucky Municipal Bond Fund for the period before it was consolidated with the One Group Kentucky Municipal Bond Fund on January 20, 1995.

================================================================================
Best Quarter: 6.17%       1Q1995        Worst Quarter:      -4.63%       1Q1994
================================================================================

Fund Summary
------------
                  Kentucky Municipal Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.



Average Annual Total Returns through December 31, 2OO2/1/



===============================================================================================
                                                  INCEPTION                        PERFORMANCE
                                                DATE OF CLASS   1 YEAR  5 YEARS  SINCE 12/31/83
-----------------------------------------------------------------------------------------------
Class I                                           3/12/93
-----------------------------------------------------------------------------------------------
Return Before Taxes                                               9.06%    5.15%           5.38%
-----------------------------------------------------------------------------------------------
Return After Taxes on Distributions                               9.06%    5.15%           5.37%
-----------------------------------------------------------------------------------------------
Return After Taxes on Distributions
 and Sale of Fund Shares                                          7.30%    5.07%           5.26%
-----------------------------------------------------------------------------------------------
Lehman Brothers 7 Year Municipal Bond
 Index/2/ (no deduction for expenses or taxes)                   10.35%    6.08%           5.97%
-----------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Municipal Bond
 Index/3/ (no deduction for expenses or taxes)                    9.66%    6.09%              *
-----------------------------------------------------------------------------------------------
Lipper Intermediate Municipal Fund Index/4/
(no deduction for sales charges or taxes)                         8.35%    5.15%           5.22%
-----------------------------------------------------------------------------------------------

<F1>
/1/ The above quoted performance data includes the performance of the Trademark Kentucky Municipal Bond Fund for the period before it was consolidated with the One Group Kentucky Municipal Bond Fund on January 20, 1995.
<F2>
/2/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
<F3>
/3/ The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax- exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast the performance of the Fund reflects the deduction of these expenses.
<F4>
/4/ The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.
<F5>
*    Index did not exist.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
------------
                  Kentucky Municipal Bond Fund

Fees and Expenses
================================================================================

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)                          CLASS I
------------------------------------------------------------------------------
Investment Advisory Fees                                                   .45%
------------------------------------------------------------------------------
Other Expenses                                                             .21%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       .66%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                                (.03%)
------------------------------------------------------------------------------
Net Expenses                                                               .63%
------------------------------------------------------------------------------

/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .63% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.

Examples
================================================================================

1 YEAR/1/        3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------
$      64        $   208        $   365        $    820
-------------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be $67.


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

ONE GROUP (R)
-------------
                 Louisiana Municipal Bond Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks current income exempt from federal income tax and Louisiana personal income tax, consistent with the preservation of principal.


What are the Fund's main investment strategies?
The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Louisiana personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Louisiana Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?
Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?
Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

Fund Summary
------------
                 Louisiana Municipal Bond Fund

MAIN RISKS

Non-Diversification. The Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.


Geographic Concentration. Because the Louisiana Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Louisiana, certain factors affecting Louisiana including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Louisiana economy is heavily dependent on a single industry, in this case energy (oil and gas). However, Louisiana has worked to promote increased diversification and its tourism industry has become the State's second largest industry. Although Louisiana has reduced its per capita debt burden to more moderate levels, wealth and income indicators are below the national average. Louisiana's average employment growth for the past five years is the highest since 1982. Economic growth is expected to surpass most other states during the overall U.S. economic slowdown because of its various commercial sectors.


Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered

Fund Summary
------------
                 Louisiana Municipal Bond Fund

investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured.
An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/--Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


                                    [CHART]

1993    1994     1995    1996    1997    1998     1999    2000    2001    2002
-----   -----    -----   -----   -----   -----    -----   -----   -----   -----
10.35%  -3.25%   12.02%  4.41%   7.41%   5.59%    -2.05%  9.28%   4.33%   8.90%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.29%. Performance data includes the performance of the Paragon Louisiana Tax-Free Bond Fund for the period before it was consolidated with the One Group Louisiana Municipal Bond Fund on March 26, 1996. Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered, unadjusted for differences in expenses.

================================================================================
Best Quarter: 4.81%    1Q1995           Worst Quarter:    -4.19%    1Q1994
================================================================================

Fund Summary
------------
                 Louisiana Municipal Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.



Average Annual Total Returns through December 31, 2OO2/1/
================================================================================

                                                              INCEPTION                                 PERFORMANCE
                                                               DATE OF                                     SINCE
                                                                CLASS     1 YEAR   5 YEARS   10 YEARS     12/29/89
-------------------------------------------------------------------------------------------------------------------
Class I                                                        3/26/96
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                         8.90%     5.13%      5.59%         6.27%
-------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                         8.90%     5.12%      5.58%         6.26%
-------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                 7.13%     5.03%      5.48%         6.13%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers 7 Year Municipal Bond Index/2/
(no deduction for expenses or taxes)                                       10.35%     6.08%      6.34%         6.96%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Municipal Bond Index/3/
(no deduction for expenses or taxes)                                        9.66%     6.09%         *             *
-------------------------------------------------------------------------------------------------------------------
Lipper Intermediate Municipal Fund Index/4/
(no deduction for sales charges or taxes)                                   8.35%     5.15%      5.56%         6.21%
-------------------------------------------------------------------------------------------------------------------

<F1>
/1/ The above-quoted performance data includes the performance of the Paragon Louisiana Tax-Free Bond Fund for the period before it was consolidated with the One Croup Louisiana Municipal Bond Fund on March 26, 1996. Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. Prior class performance has been adjusted to reflect the differences in sales charges between classes but has not been adjusted for the differences in expenses.
<F2>
/2/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
<F3>
/3/ The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
<F4>
/4/ The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.
<F5>
*    Index did not exist.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
------------
                 Louisiana Municipal Bond Fund

Fees and Expenses
================================================================================

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)                          CLASS I
==============================================================================
Investment Advisory Fees                                                   .60%
-------------------------------------------------------------------------------
Other Expenses                                                             .21%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       .81%
-------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                                (.18%)
-------------------------------------------------------------------------------
Net Expenses                                                               .63%
-------------------------------------------------------------------------------

/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .63% for Class I shares for the period beginning November 1,2003, and ending October 31, 2004.


Examples
================================================================================

l YEAR/1/        3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------
$   64           $   241        $   432        $    985
-------------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be $83.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

ONE GROUP
---------
                  Michigan Municipal Bond Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks current income exempt from federal income tax and Michigan personal income tax, consistent with the preservation of principal.


What are the Fund's main investment strategies?
The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Michigan personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Michigan Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal bonds?
Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?
Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

Fund Summary
------------
                  Michigan Municipal Bond Fund

MAIN RISKS

Non-Diversification. The Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.


Geographic Concentration. Because the Michigan Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Michigan, certain factors affecting Michigan including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income taxes and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer a substantial part of the financing of education costs from local property taxes to sales taxes and other taxes imposed at the state level.


Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered

Fund Summary
------------
                  Michigan Municipal Bond Fund

investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured.
An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

1994     1995     1996     1997     1998     1999      2000     2001     2002
-----    -----    -----    -----    -----    -----     -----    -----    -----
-5.37%   16.43%   3.46%    9.42%    5.91%    -3.91%    10.80%   4.33%    9.87%


/1/ For the period from January 1, 2003, through September 30,2003, the Fund's total return was 3.70%. The performance data includes the performance of the Pegasus Michigan Municipal Bond Fund for the period before it was consolidated with the One Group Michigan Municipal Bond Fund on March 22, 1999.


================================================================================
Best Quarter: 6.71%    1Q1995           Worst Quarter:    -5.52%    1Q1994
================================================================================

Fund Summary
------------

                      Michigan Municipal Bond Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2OO2/1/


==========================================================================
                               INCEPTION                      PERFORMANCE
                             DATE OF CLASS   1YEAR   5 YEARS  SINCE 2/1/93
--------------------------------------------------------------------------
Class I                         2/1/93
--------------------------------------------------------------------------
Return Before Taxes                            9.87%    5.27%         6.00%
--------------------------------------------------------------------------
Return After Taxes on
 Distributions                                 9.87%    5.25%         5.99%
--------------------------------------------------------------------------
Return After Taxes on
 Distributions and Sale of
 Fund Shares                                   7.83%    5.15%         5.81%
--------------------------------------------------------------------------
Lehman Brothers 7 Year
 Municipal Bond Index/2/
 (no deduction for expenses
 or taxes)                                    10.35%    6.08%         6.24%
--------------------------------------------------------------------------
Lehman Brothers 3-15 Year
 Municipal Bond Index/3/
 (no deduction for expenses
 or taxes)                                     9.66%    6.09%            *
--------------------------------------------------------------------------
Lipper Michigan Municipal
 Fund Index/4/
 (no deduction for sales
 charges or taxes)                             8.35%    5.15%         5.49%
--------------------------------------------------------------------------


/1/ The above-quoted performance data includes the performance of the Pegasus Michigan Municipal Bond Fund for the period before it was consolidated with the One Group Michigan Municipal Bond Fund on March 22, 1999.

/2/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/3/ The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax- exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of tine Fund reflects the deduction of these expenses.

/4/ The Lipper Michigan Municipal Fund Index is comprised of funds that limit their assets to those securities that are exempt from taxation in Michigan (double tax-exempt) or city (triple tax-exempt).

*    Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
------------

                      Michigan Municipal Bond Fund

Fees and Expenses
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

================================================================================
ANNUAL FUND OPERATING EXPENSES
=====================================================================
(expenses that are deducted from Fund assets)                 CLASS I
---------------------------------------------------------------------
Investment Advisory Fees                                          .45%
---------------------------------------------------------------------
Other Expenses                                                    .20%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses                              .65%
---------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                       (.02%)
---------------------------------------------------------------------
Net Expenses                                                      .63%
---------------------------------------------------------------------


/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .63% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.

Examples
================================================================================


l YEAR/1/      3 YEARS     5 YEARS    10 YEARS
----------------------------------------------
$      64      $   206     $   360    $    809
----------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $66.


The examples are intended to help you com pa re the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

One Group
---------

                        Ohio Municipal Bond Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks current income exempt from federal income tax and Ohio personal income tax, consistent with the preservation of principal.


What are the Fund's main investment strategies?
The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Ohio personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Ohio Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are municipal bonds?
Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?
Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

Fund Summary
------------

                        Ohio Municipal Bond Fund

MAIN RISKS

Non-Diversification. The Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.


Geographic Concentration. Because the Ohio Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors affecting Ohio including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio Municipal Securities or the ability of Ohio issuers to make timely payments of interest and principal.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Fund Summary
------------

                        Ohio Municipal Bond Fund

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/-- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

1993    1994    1995     1996    1997    1998    1999    2000    2001    2002
-----   -----   -----    -----   -----   -----   -----   -----   -----   -----
11.52%  -4.71%  13.28%   4.15%   7.46%   5.64%   -2.10%  8.97%   4.62%   8.98%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.34%.

================================================================================
Best Quarter: 4.89%    1Q1995            Worst Quarter:    -4.71%    1Q1994
================================================================================

Fund Summary
------------

                        Ohio Municipal Bond Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002


===================================================================================================
                                                                                        PERFORMANCE
                                          INCEPTION DATE                                   SINCE
                                             OF CLASS        1 YEAR  5 YEARS  10 YEARS     7/2/91
---------------------------------------------------------------------------------------------------
Class I                                       7/2/91
---------------------------------------------------------------------------------------------------
Return Before Taxes                                            8.98%    5.14%     5.64%        6.19%
---------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                            8.98%    5.14%     5.63%        6.18%
---------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and
 Sale of Fund Shares                                           7.22%    5.07%     5.54%        6.03%
---------------------------------------------------------------------------------------------------
Lehman Brothers 7 Year Municipal Bond
 Index/1/
 (no deduction for expenses or taxes)                         10.35%    6.08%     6.34%        6.85%
---------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Municipal
 Bond Index/2/
 (no deduction for expenses or taxes)                          9.66%    6.09%        *            *
---------------------------------------------------------------------------------------------------
Lipper Intermediate Municipal Fund
 Index/3/
 (no deduction for sales charges
 or taxes)                                                     8.35%    5.15%     5.56%        6.08%
---------------------------------------------------------------------------------------------------

<F1>
/1/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
<F2>
/2/ The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
<F3>
/3/ The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.
<F4>
/*/  Index did not exist


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
------------

                        Ohio Municipal Bond Fund

Fees and Expenses
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
============================================================================
(expenses that are deducted from Fund assets)                        CLASS I
============================================================================
Investment Advisory Fees                                                 .60%
----------------------------------------------------------------------------
Other Expenses                                                           .21%
----------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     .81%
----------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                              (.18%)
----------------------------------------------------------------------------
Net Expenses                                                             .63%
----------------------------------------------------------------------------


/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .63% for Class I shares for the period beginning November 1,2003, and ending October 31, 2004.

Examples
----------------------------------------------------------------------------


l YEAR/2/   3 YEARS       5 YEARS      10 YEARS
-----------------------------------------------
$   64      $   241       $   432      $    985
-----------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $83.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

ONE GROUP(R)
------------

                       West Virginia Municipal Bond Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks current income exempt from federal income tax and West Virginia personal income tax, consistent with the preservation of principal.


What are the Fund's main investment strategies?
The Fund invests in municipal bonds, the income from which is exempt from federal income tax and West Virginia personal income tax. A portion of the Fund's total assets also may be invested in municipal bonds issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The West Virginia Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are municipal bonds?
Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?
Up to 100% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

Fund Summary
------------

                    West Virginia Municipal Bond Fund

MAIN RISKS

Non-Diversification. The Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.


Geographic Concentration. Because the West Virginia Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in West Virginia, certain factors affecting West Virginia including economic conditions, constitutional amendments, and legislative and executive measures may have a disproportionately negative effect on the Fund's investments. For example, coal mining and related industries are an important part of the West Virginia economy. Increased government regulation and environmental concerns and litigation have adversely affected that industry.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

FUND SUMMARY
------------

                    West Virginia Municipal Bond Fund

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/-- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
 7.73%   -0.12%  10.66%  4.71%   7.90%   5.87%   -2.20%  9.28%   4.49%   9.12%


/1/ For the period from January 1, 2003, through September 30,2003, the Fund's total return was 3.47%. The West Virginia Municipal Bond Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the period prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds if the common trust fund had been registered., its return may have been lower.


================================================================================
Best Quarter: 4.18%    3Q2002         Worst Quarter:    -2.04%    2Q1999
================================================================================

Fund Summary
------------

                       West Virginia Municipal Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.



Average Annual Total Returns through December 31, 2OO2/1/



==================================================================================================
                                        INCEPTION                                    PERFORMANCE
                                      DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 12/31/83
--------------------------------------------------------------------------------------------------
Class I                                 1/20/97
--------------------------------------------------------------------------------------------------
Return Before Taxes                                     9.12%     5.23%      5.67%            6.88%
--------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                     9.12%     5.22%      5.66%            6.88%
--------------------------------------------------------------------------------------------------
Return After Taxes on Distributions
 and Sale of Fund Shares                                7.42%     5.14%      5.27%            6.32%
--------------------------------------------------------------------------------------------------
Lehman Brothers 7 Year Municipal
 Bond Index/2/ (no deduction for
 expenses or taxes)                                    10.35%     6.08%      6.34%               *
--------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Municipal
 Bond Index/3/ (no deduction for
 expenses or taxes)                                     9.66%     6.09%         *                *
--------------------------------------------------------------------------------------------------
Lipper Intermediate Municipal Fund
 Index/4/ (no deduction for sales
 charges or taxes)                                      8.35%     5.15%      5.56%               *
--------------------------------------------------------------------------------------------------

<F1>
/1/ The West Virginia Municipal Bond Fund commenced operations on January 20,1997, subsequent to the transfer of assets from a common trust fund (inception 12/31/83) with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.
<F2>
/2/ The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
<F3>
/3/ The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade, tax- exempt municipal bonds with maturities of 3-15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
<F4>
/4/ The Lipper Intermediate Municipal Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.
<F5>
*    Index did not exist.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fund Summary
------------

                    West Virginia Municipal Bond Fund

Fees and Expenses
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)                          CLASS I
==============================================================================
Investment Advisory Fees                                                   .45%
------------------------------------------------------------------------------
Other Expenses                                                             .20%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       .65%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                                (.02%)
------------------------------------------------------------------------------
Net Expenses                                                               .63%
------------------------------------------------------------------------------

/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .63% for Class I shares for the period beginning November 1,2003, and ending October 31, 2004.



Examples
==================================================

l YEAR/1/      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------
$      64      $   206      $   360      $     809
--------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be $66.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

More About the Funds


Each of the ten Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


Principal Investment Strategies

The mutual funds described in this prospectus are designed to produce income exempt from federal and/or state income tax. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund
Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

                         FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy the Fund's net assets include borrowings by the Fund for investment purposes. The Fund also invests in mortgage-backed and restricted securities. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

.. The Fund will, from time to time, invest more than 25% of its total assets in municipal housing authority obligations.

.. Up to 20% of the Fund's total assets may be held in cash and cash equivalents.

..  The Fund's average weighted maturity normally will be three years or less.

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. The Fund also invests in restricted securities. The securities in which the fund invests may have fixed rates of return or floating or variable rates.

.. The Fund's average weighted maturity normally will range between three and 10 years.

                  WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The terms "Intermediate" and "Short-Term" in a Fund's name refer to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund's portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

ONE GROUP TAX-FREE BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. The securities in which the fund invests may have fixed rates of return or floating or variable rates.

.. Up to 20% of the Fund's total assets may be held in cash and cash equivalents.

..  The Fund may invest in securities without regard to maturity.


ONE GROUP MUNICIPAL INCOME FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For the purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. The Fund also invests in mortgage-backed securities and restricted securities. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

.. As a matter of fundamental policy, the Fund will not invest more than 25% of its total as sets:

   (i)  in securities within a single industry; or

   (ii) in securities of governmental units or issuers in the same state, territory or possession. However, from time to time, the Fund will invest more than 25% of its total assets in municipal housing authority obligations.

.. The Fund's average weighted maturity will range from five to 15 years, although the Fund may shorten its average weighted maturity to as little as two years if appropriate for temporary defensive purposes.

ONE GROUP ARIZONA MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Arizona personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

.. The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Arizona personal income tax.

.. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

.. The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.

ONE GROUP KENTUCKY MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the interest from which is exempt from both federal and Kentucky personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

.. The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Kentucky personal income tax.

.. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

.. The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.

ONE GROUP LOUISIANA MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Louisiana personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

.. The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Louisiana personal income tax.

.. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

.. The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.

ONE GROUP MICHIGAN MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Michigan personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

.. The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Michigan personal income tax.

.. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

.. The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.

ONE GROUP OHIO MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Ohio personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

.. The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Ohio personal income tax.

.. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

.. The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and West Virginia personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

.. The Fund will purchase municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and West Virginia personal income tax.

.. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

.. The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.

INVESTMENT RISKS


The main risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.



DERIVATIVES. The Funds may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

                         WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

PREPAYMENT AND CALL RISK. The Funds may invest a portion of their assets in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages are prepaid, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Portfolio Quality

Various rating organizations (like Standard & Poor's Corporation and Moody's Investors Service) assign ratings to debt securities. Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

The Funds only purchase securities that meet the rating criteria described below. Banc One Investment Advisors will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Banc One Investment Advisors Corporation will consider such an event in determining whether the Fund should continue to hold the security.

..  Municipal Securities that are bonds must be rated as investment grade.


.. Short-term securities such as taxable and tax-exempt commercial paper, notes and variable rate demand obligations must be rated in one of the two highest investment grade categories. If a security has both a long-term and a short-term rating, it must have a long-term investment grade rating or be rated in one of the two highest short-term investment grade categories.


.. The Louisiana Municipal Bond Fund also may invest in short-term tax-exempt municipal securities rated at least MIG3 (VMIG3) by Moody's or SP-2 by S&P. These securities may have speculative characteristics.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

Temporary Defensive Positions


For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash or CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, produce taxable income, and prevent the Funds from meeting their investment objectives.


                      WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.


While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.


Portfolio Turnover


The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.



Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30,2003 is shown in the Financial Highlights.


To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

How to Do Business with One Group Mutual Funds

Purchasing Fund Shares

Where can I buy shares?
You may purchase Fund shares:

.. From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 4O1(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..  Directly from One Group through One Group Dealer Services, Inc. (the
   "Distributor").

Who may purchase Class I shares?
Class I shares may be purchased by:


.. Institutional investors such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Funds' transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.


..  If you have questions about eligibility, please call 1-877-691-1118.

When can I buy shares?


.. Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
   New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


.. Purchase requests received before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

.. If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.


.. The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order. The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.


.. Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?
..  Shares are sold at net asset value ("NAV").


.. NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.



.. The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund's NAV is calculated that security may be valued by another method that the Funds believe accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


.. A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. FT. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?
1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

   . The minimum initial investment for Class I shares is $200,000 per Fund.

   . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

   .  Subsequent investments must be at least $5,000 per Fund.


   . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 4O3(b), SIMPLE IRA and wrap fee accounts). One Group reserves the right to waive any investment minimum. For further information on investment minimum waivers, call
      1-877-691-1118.


3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


   Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name residential or business street address, date of birth (for an individual), and other information that will allow us to identify you including your social security number, tax identification number or other indentifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.

  . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

  . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.   Send the completed Account Application and a check to:

     ONE GROUP MUTUAL FUNDS
     P. O. BOX 8528
     BOSTON, MA 02266-8528

  . If you choose to pay by wire, please call 1-877-691-1118 and authorize a wire to:

        STATE STREET BANK AND TRUST COMPANY
        ATTN: CUSTODY AND SHAREHOLDER SERVICES
        ABA O1l 000 028
        DDA 99034167
        FBO ONE GROUP FUND
      (EX: ONE GROUP ABC FUND-I)
        YOUR FUND NUMBER & ACCOUNT NUMBER
         (EX: FUND 123-ACCOUNT 123456789)
        YOUR ACCOUNT REGISTRATION
         (EX: ABC CORPORATION)

All checks must be in U.S. dollars. One Group does not accept cash, starter checks or credit card checks. One Group reserves the right to refuse "third party checks". Checks made payable to any individual or company and endorsed to One Group Mutual Funds are considered third party checks.

All checks must be payable to one of the following:


     .  One Group Mutual Funds; or

     .  The specific Fund in which you are investing.

5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.

Can I purchase shares over the telephone?
Yes. Simply select this option on your Account Application Form and then:


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

..    Authorize a bank transfer or initiate a wire transfer to the following wire address:

     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA O1l 000 028
     DDA 99034167
     FBO ONE GROUP FUND
    (EX: ONE GROUP ABC FUND-I)
     YOUR FUND NUMBER & ACCOUNT NUMBER
       (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
       (EX: ABC CORPORATION)

..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

EXCHANGING FUND SHARES

What are my exchange privileges?
You may exchange:

..    Class I shares of a Fund for Class A shares of that Fund or for Class A or
     Class I shares of another One Group Fund.

..    One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

..    Before making an exchange request, you should read the prospectus of the
     One Group Fund whose hares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, visiting www.onegroup.com,or by calling 1-877-691-1118.

When are exchanges processed?
Exchanges are processed the same business day they are received, provided:

..    State Street Bank and Trust Company receives the request by 4:00 p.m. ET.

..    You have provided One Group with all of the information necessary to process the exchange.

..    You have contacted your Shareholder Servicing Agent, if necessary.

Do I pay a sales charge on an exchange?
Generally, you will not pay a sales charge on an exchange. However:

..    You will pay a sales charge if you own Class I or Class A shares of the
     Fund and you want to exchange those shares for Class A shares of the Fund or another One Group Fund, unless you qualify for a sales charge waiver.

Are exchanges taxable?
Generally:

..    An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

..    An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

..    You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

Yes, except for the Short-Term Municipal Bond Fund. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

..    To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other. For this purpose, substantive means an exchange in excess of $50,000.

..    Excessive exchange activity will result in revocation of your exchange privilege.

..    In addition, One Group reserves the right to reject any exchange request
     (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

..    The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.

..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if your account falls below the minimum required balance. For information on the minimum required balance, please read, "How do I open an account?."

REDEEMING FUND SHARES

When can I redeem shares?
You may redeem all or some of your shares on any day that the Funds are open for business.

..    Redemption requests received before 4:00 p.m. ET (or when the NYSE closes)
     will be effective that day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?
You may use any of the following methods to redeem your shares:

     1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:
        ONE GROUP MUTUAL FUNDS
        P.O. BOX 8528
        BOSTON, MA 02266-8528

     2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1. The redemption is for shares worth $50,000 or less; and

     2. The redemption is payable to the shareholder of record; and

  3. The redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account currently designated on your One Group account.

..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

  1. A financial institution; or

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

     2.   Your Shareholder Servicing Agent.

..    State Street Bank and Trust Company may charge you a wire redemption fee.
     The current fee is $7.00.

..    Your redemption proceeds will be paid within seven (7) days after receipt of the redemption request.

..    One Group may hold redemption proceeds from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as five (5) business days.

What will my shares be worth?
..    You will receive the NAV calculated after your redemption request is received. Please read "How much do shares cost?."

Can I redeem by telephone?
Yes, if you selected this option on your Account Application Form.

..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.

..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

..    Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

..    Your shares may be automatically redeemed and your account closed if you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."

..    One Group may suspend your ability to redeem when:

     1. Trading on the New York Stock Exchange ("NYSE") is restricted.
     2. The NYSE is closed (other than weekend and holiday closings).
     3. The SEC has permitted a suspension.
     4. An emergency exists.

The Statement of Additional Information offers more details about this process.

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..    The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds, While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.

..    You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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

Privacy Policy

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information
We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties
We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to

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

protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

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

Shareholder Information

Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

Dividend Policies

Dividends
The Funds generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment.

Dividend Reinvestment
You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-877-691-1118.

Tax Treatment of Shareholders

Taxation of Shareholder Transactions
A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

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

Federal Taxation of Distributions
Exempt-Interest Dividends. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to you. Generally, exempt-interest dividends are excludable from gross income. However:

     1. If you receive Social Security or Railroad Retirement benefits, you may be taxed on a portion of such benefits if you receive exempt-interest dividends from the Funds.

     2. Receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state and local taxes, both for individual and corporate shareholders.

Interest on Private Activity Bonds. The Municipal Income Fund, the Short-Term Municipal Bond Fund, the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the federal alternative minimum tax ("Private Activity Bonds"). The Intermediate Tax-Free Bond Fund and the Tax-Free Bond Fund may invest as much as 20% of their assets in such Private Activity Bonds. As a result, Fund shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from those Funds subject to federal income tax. Additionally, corporate shareholders will be required to take the interest on municipal securities (including municipal securities of each Fund's respective state) into account in determining their alternative minimum taxable income. Persons who are substantial users of facilities financed by Private Activity Bonds or who are "related persons" of such substantial users should consult their tax advisors before investing in the Funds.

Investment Income and Capital Gains Dividends. Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31,2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.


Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning on or before December 31,2008.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous year.

State and Local Taxation of Distributions. Dividends that are derived from the Funds' investments in U.S. government obligations may not be entitled to the exemptions from state and local taxes that would be available if you purchased U.S. government obligations directly.

The Funds will notify you annually of the percentage of income and distributions derived from U.S. government obligations. Unless otherwise discussed below, investment income and capital gains dividends may be subject to state and local taxes.

Arizona Taxes. Exempt-interest dividends from the Arizona Municipal Bond Fund which are derived from interest on tax-exempt obligations of the state of Arizona and its political subdivisions and certain obligations of the United States or its territories are exempt from Arizona income tax. Other distributions from the Fund, including those related to long-term and short-term capital gains, will be subject to Arizona income tax. Arizona law does not permit a deduction for interest paid or accrued on indebtedness incurred or continued to purchase or carry obligations, the interest on which is exempt from Arizona income tax.

Kentucky Taxes. Dividends received from the Kentucky Municipal Bond Fund which are derived from interest on Kentucky municipal securities are exempt from the Kentucky individual income tax. Dividends paid from interest earned on securities that are merely guaranteed by the federal government, from interest earned on repurchase agreements collateralized by U.S. government obligations, or from interest earned on obligations of other states are not exempt from Kentucky individual income tax. Any distributions of net short-term and net long-term capital gains earned by the Fund are includable in each Shareholder's Kentucky adjusted gross income as dividend income and long-term capital gains, respectively, and are both taxed at ordinary income tax rates. The Kentucky General Assembly has granted an exemption from Kentucky income tax for gains from the disposition of bonds issued by the Turnpike Authority of Kentucky, and dividends paid by the Kentucky Municipal Bond Fund attributable to such gains will not be subject to Kentucky income tax.

Louisiana Taxes. Dividends received by Louisiana residents from the Louisiana Municipal Bond Fund are exempt from Louisiana income tax to the extent that they are derived from interest on tax-exempt obligations issued by the State of Louisiana or any of its political subdivisions, agencies, municipalities or other instrumentalities. In general, however, other distributions are subject to Louisiana income tax. All income from Fund shares retains its character in the hands of an individual taxpayer. Neither the state nor any of its municipalities may impose property tax on Fund shares.

Michigan Taxes. Distributions received from the Michigan Municipal Bond Fund are exempt from Michigan personal income tax and, generally, also exempt from Michigan single business tax to the extent they are derived from interest on tax-exempt securities, under the current position of the Michigan Department of Treasury. Such distributions, if received in connection with a Shareholder's business activity, may, however, be subject to Michigan single business tax. For Michigan personal income tax, and single business tax purposes, Fund distributions attributable to any source other than interest on tax-exempt securities will be fully taxable. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities.

Ohio Taxes. Dividends received from the Ohio Municipal Bond Fund that result from interest on obligations of the State of Ohio, its political or governmental subdivisions or agencies or instrumentalities of Ohio ("Ohio Obligations") are exempt from Ohio personal income tax, and municipal and school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax must include the Fund shares in the corporation's tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income tax computation. Dividends that are attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

West Virginia Taxes. Distributions from the West Virginia Municipal Bond
Fund which are derived from interest or dividends on obligations or securities of a West Virginia state or local municipal governmental body generally are exempt from West Virginia income tax. In addition, you will not pay that tax on the portion of your income from the Fund which represents interest or dividends received on obligations or securities of the United States and some of its authorities, commissions or instrumentalities.

Tax Information

Information in the preceding paragraphs is based on the current law as well as current policies of the various state Departments of Taxation, all of which may change.


The Form 1099 that is mailed to eligible taxpayers every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.

Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.


If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

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

Management of One Group Mutual Funds

The Advisor


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.

Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

--------------------------------------------------------------------------------
                                                             ANNUAL RATE
                                                          AS PERCENTAGE OF
FUND                                                   AVERAGE DAILY NET ASSETS

One Group(R) Short-Term Municipal Income Fund                               .34%
-------------------------------------------------------------------------------
One Group(R) Intermediate Tax-Free Bond Fund                                .41%
-------------------------------------------------------------------------------
One Group(R) Tax-Free Bond Fund                                             .40%
-------------------------------------------------------------------------------
One Group(R) Municipal Income Fund                                          .40%
-------------------------------------------------------------------------------
One Group(R) Arizona Municipal Bond Fund                                    .40%
-------------------------------------------------------------------------------
One Group(R) Kentucky Municipal Bond Fund                                   .40%
-------------------------------------------------------------------------------
One Group(R) Louisiana Municipal Bond Fund                                  .40%
-------------------------------------------------------------------------------
One Group(R) Michigan Municipal Bond Fund                                   .40%
-------------------------------------------------------------------------------
One Group(R) Ohio Municipal Bond Fund                                       .39%
-------------------------------------------------------------------------------
One Group(R) West Virginia Municipal Bond Fund                              .39%

The Fund Managers


The Funds are managed by a team of portfolio managers and research analysts. The portfolio managers work together to establish general duration, sector and yield curve strategies for the Funds. Each team member makes recommendations about securities to be purchased and sold in the Funds. The research analysts provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Funds.

Daniel Davies leads the Tax Exempt Bond Team, which is responsible for managing the Funds. Mr. Davies assumed this position in 2002. Since 1998, Mr. Davies also has served as Managing Director of Banc One Investment Advisors' Fixed Income Portfolio Management Group, which provides individually managed fixed income investments for fully discretionary, personal investment management accounts and institutional accounts. From 1994 to 1998, Mr. Davies was the Managing Director, Fixed Income Trading for Banc One Investment Advisors.


Patrick Morrissey is the portfolio manager for the One Group Short-Term Municipal Bond Fund and the One Group Municipal Income Fund. From 1992 to 2003, Mr. Morrissey was a member of the team managing these Funds. Prior to joining Banc One Investment Advisors in 1992, Mr. Morrissey was a fund manager with Norwest Investments and Trust and its predecessor, United Banks of Colorado.



Kimberly Bingle, CFA, is the portfolio manager for the One Group Intermediate Tax-Free Bond Fund and the One Group Tax-Free Bond Fund. From 1998 to 2003, Ms. Bingle was a member of the team managing these Funds. Prior to joining Banc One Investment Advisors in 1998, Ms. Bingle was a senior securities portfolio manager at Nationwide Insurance Company in Columbus, Ohio.


David Sivinski, CFA, is the portfolio manager for the One Group Arizona Municipal Bond Fund, the One Group Kentucky Municipal Bond Fund, the One Group Louisiana Municipal Bond Fund, the One Group Michigan Municipal Bond Fund, and the One Group West Virginia Municipal Bond Fund. From 1994 to 2003, Mr. Sivinski was a member of the team managing these Funds. Prior to joining Banc One Investment Advisors in 1993 as a mortgage analyst, Mr. Sivinski held various investment management positions with First Security Trust in Lexington, Kentucky.

Legal Proceedings


On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.
     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn,

          Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One

          Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group

          Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections g6(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section is of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, .One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One

          Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Bane One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does i-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 1.1 of the Securities Act of 1933, committed fraud in violation of Section io(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 2o(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                                                    SIX MONTHS         MAY 4,
SHORT-TERM MUNICIPAL BOND                                YEAR ENDED JUNE 30,                          ENDED           1998 TO
                                       ---------------------------------------------------------     JUNE 30,       DECEMBER 31,
FUND CLASS I                               2003           2002           2001           2000          1999(A)         1998(B)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $      10.24   $      10.09   $       9.90   $      10.02   $      10.16     $      10.00
--------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                       0.28           0.35           0.44           0.41           0.19             0.25
   Net realized and unrealized gains
    (losses) from investments                  0.20           0.15           0.19          (0.12)         (0.14)            0.16
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities               0.48           0.50           0.63           0.29           0.05             0.41
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                      (0.28)         (0.35)         (0.44)         (0.41)         (0.19)           (0.25)
   Net realized gains                         (0.01)            --             --             --             --               --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.29)         (0.35)         (0.44)         (0.41)         (0.19)           (0.25)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $      10.43   $      10.24   $      10.09   $       9.90   $      10.02     $      10.16
================================================================================================================================
Total Return                                   4.81%          4.98%          6.52%          2.93%          0.50%(C)         4.15%(C)
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)   $    334,990   $    219,485   $    135,796   $    116,527   $    132,902     $    118,296
   Ratio of expenses to average net
    assets                                     0.55%          0.55%          0.55%          0.57%          0.62%(D)         0.61%(D)
   Ratio of net investment income to
    average net assets                         2.79%          3.48%          4.43%          4.09%          3.79%(D)         3.75%(D)
   Ratio of expenses to average net
    assets*                                    0.81%          0.81%          0.81%          0.89%          0.80%(D)         0.70%(D)
   Portfolio tumover(E)                      109.73%         94.19%         89.29%        113.70%         74.84%           32.23%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Short Municipal Bond Fund. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

INTERMEDIATE TAX-FREE BOND                                     YEAR ENDED JUNE 30,
                                       ------------------------------------------------------------------------
FUND CLASS I                               2003           2002            2001          2000           1999
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $      11.05   $      10.82   $      10.41   $      10.68   $      11.15
---------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                       0.45           0.48           0.50           0.49           0.50
   Net realized and unrealized gains
    (losses) from investments                  0.41           0.23           0.41          (0.27)         (0.30)
---------------------------------------------------------------------------------------------------------------
Total from Investment Activities               0.86           0.71           0.91           0.22           0.20
---------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                      (0.45)         (0.48)         (0.50)         (0.49)         (0.50)
   Net realized gains                            --             --             --             --          (0.17)
---------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.45)         (0.48)         (0.50)         (0.49)         (0.67)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $      11.46   $      11.05   $      10.82   $      10.41   $      10.68
===============================================================================================================
Total Return                                   7.95%          6.83%          8.85%          2.19%          1.71%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)   $    611,080   $    621,073   $    665,256   $    737,277   $  1,013,839
   Ratio of expenses to average net            0.59%          0.59%          0.59%          0.59%          0.59%
    assets
   Ratio of net investment income to           4.02%          4.41%          4.66%          4.72%          4.49%
    average net assets
   Ratio of expenses to average net            0.78%          0.78%          0.79%          0.80%          0.81%
    assets*
   Portfolio turnover(A)                       48.87%         65.46%         96.03%         86.32%        108.41%



                                                                                                    SIX MONTHS
TAX-FREE BOND FUND                                       YEAR ENDED JUNE 30,                           ENDED         YEAR ENDED
                                       ---------------------------------------------------------     JUNE 30,       DECEMBER 31,
CLASS I                                    2003           2002            2001           2000          1999(B)         1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $      12.89   $      12.72   $      12.15   $      12.44   $      12.98     $      12.86
--------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net  investment income                      0.59           0.61           0.61           0.60           0.29             0.60
   Net realized and unrealized gains
    (losses) from investments                  0.53           0.17           0.57          (0.29)         (0.52)            0.16
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities               1.12           0.78           1.18           0.31          (0.23)            0.76
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                      (0.59)         (0.61)         (0.61)         (0.60)         (0.30)           (0.61)
   Net realized gains                            --            --              --             --          (0.01)           (0.03)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.59)         (0.61)         (0.61)         (0.60)         (0.31)           (0.64)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $     13.42   $      12.89   $      12.72   $      12.15   $      12.44     $      12.98
================================================================================================================================
Total Return                                   8.86%          6.25%          9.88%          2.64%          1.78%(C)         6.01%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)   $    515,093   $    539,253   $    574,311   $    609,667   $    795,839     $    841,715
   Ratio of expenses to average net
    assets                                     0.58%          0.58%          0.58%          0.60%          0.63%(D)         0.63%
   Ratio of net investment income to
    average net assets                         4.47%          4.72%          4.86%          4.96%          4.60%(D)         4.61%
   Ratio of expenses to average net
    assets*                                    0.63%          0.63%          0.63%          0.66%          0.66%(D)         0.63%
   Portfolio tumover(A)                       12.05%         10.70%         33.81%         44.41%         37.90%           22.05%

<F1>
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (B) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent tine Pegasus Municipal Bond Fund. (C) Not annualized. (D) Annualized.

MUNICIPAL INCOMETAX-FREE BOND FUND                               YEAR ENDED JUNE 30,
                                       ------------------------------------------------------------------------
CLASS 1                                    2003             2002          2001         2000           1999
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $       9.89   $       9.80   $       9.46   $       9.92   $      10.11
---------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                       0.43           0.46           0.48           0.48           0.50
   Net realized and unrealized gains
    (losses) from investments                  0.20           0.09           0.34          (0.46)         (0.19)
---------------------------------------------------------------------------------------------------------------
Total from Investment Activities               0.63           0.55           0.82           0.02           0.31
---------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                      (0.43)         (0.46)         (0.48)         (0.48)         (0.50)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $      10.09   $       9.89   $       9.80   $       9.46   $       9.92
===============================================================================================================
Total Return                                   6.48%          5.82%          8.77%          0.32%          3.06%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)   $    898,852   $    959,322   $    931,851   $    857,118   $    744,647
   Ratio of expenses to average net
    assets                                     0.59%          0.59%          0.58%          0.57%          0.57%
   Ratio of net investment income to
    average net assets                         4.27%          4.65%          4.99%          5.07%          4.92%
   Ratio of expenses to average net
    assets*                                    0.64%          0.64%          0.64%          0.67%          0.67%
   Portfolio  tumover(A)                      73.77%         93.62%         65.31%        100.61%         55.03%



ARIZONA MUNICIPAL  BOND FUND                                    YEAR ENDED JUNE 30,
                                       ------------------------------------------------------------------------
CLASS 1                                    2003             2002          2001         2000           1999
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $       9.92   $       9.75   $       9.46   $       9.74   $      10.15
---------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                       0.43           0.45           0.46           0.46           0.46
   Net realized and unrealized gains
    (losses) from investments                  0.36           0.17           0.29          (0.21)         (0.26)
---------------------------------------------------------------------------------------------------------------
Total from Investment Activities               0.79           0.62           0.75           0.25           0.20
---------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                      (0.43)         (0.45)         (0.46)         (0.46)         (0.46)
   Net  realized gains                           --             --             --          (0.07)         (0.15)
---------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.43)         (0.45)         (0.46)         (0.53)         (0.61)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $      10.28   $       9.92   $       9.75   $       9.46   $       9.74
===============================================================================================================
Total Return                                   8.06%          6.57%          7.92%          2.66%          1.94%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)   $    141,541   $    161,869   $    176,004   $    195,753   $    233,360
   Ratio of expenses to average net
    assets                                     0.59%          0.59%         0.59%           0.60%          0.61%
   Ratio of net investment income to
    average net assets                         4.17%          4.52%          4.71%          4.82%          4.59%
Ratio of expenses to average net
    assets*                                    0.64%          0.64%          0.64%          0.65%          0.67%
Portfolio tumover(A)                          18.17%         12.38%         17.30%         19.28%         16.29%

<F1>
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

KENTUCKY MUNICIPAL BOND FUND                                                 YEAR ENDED JUNE 30,
                                                ----------------------------------------------------------------------------
CLASS I                                            2003             2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      10.31    $      10.19    $       9.90    $      10.12    $      10.40
----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                0.44            0.47            0.49            0.49            0.50
   Net realized and unrealized gains
    (losses) from investments                           0.35            0.12            0.29           (0.22)          (0.28)
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        0.79            0.59            0.78            0.27            0.22
----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                               (0.44)          (0.47)          (0.49)          (0.49)          (0.50)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      10.66    $      10.31    $      10.19    $       9.90    $      10.12
============================================================================================================================
Total Return                                            7.74%           5.89%           8.06%           2.83%           2.05%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $    116,423    $    122,970    $    127,557    $    124,778    $    122,917
   Ratio of expenses to average net assets              0.61%           0.61%           0.61%           0.61%           0.61%
   Ratio of net investment income to
    average net assets                                  4.12%           4.56%           4.89%           5.00%           4.77%
   Ratio of expenses to average net assets*             0.66%           0.66%           0.66%           0.69%           0.71%
   Portfolio  turnover(A)                               9.08%          15.24%          16.70%          21.82%           6.30%



LOUISIANA MUNICIPAL BOND FUND                                                YEAR ENDED JUNE 30,
                                                ----------------------------------------------------------------------------
CLASS I                                            2003             2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      10.20    $      10.08    $       9.74    $       9.96    $      10.26
----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                0.41            0.45            0.48            0.48            0.48
   Net realized and unrealized gains
    (losses) from investments                           0.38            0.12            0.34           (0.21)          (0.28)
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        0.79            0.57            0.82            0.27            0.20
----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                               (0.41)          (0.45)          (0.48)          (0.48)          (0.48)
   Net realized gains                                     --              --              --           (0.01)          (0.02)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.41)          (0.45)          (0.48)          (0.49)          (0.50)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      10.58    $      10.20    $      10.08    $       9.74    $       9.96
============================================================================================================================
Total Return                                            7.86%           5.75%           8.56%           2.81%           1.92%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $     56,421    $     68,446    $     72,627    $     80,167    $    106,294
   Ratio of expenses to average net assets              0.61%           0.61%           0.61%           0.61%           0.61%
   Ratio of net investment income
    to average net assets                               3.90%           4.41%           4.81%           4.92%           4.66%
   Ratio of expenses to average net assets*             0.81%           0.81%           0.81%           0.83%           0.85%
   Portfolio turnover (A)                               9.53%          22.19%          11.08%          17.27%          19.67%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                                       SIX MONTHS
MICHIGAN                                                                                                 ENDED          YEAR ENDED
MUNICIPAL BOND                                               YEAR ENDED JUNE 30,                        JUNE 30,       DECEMBER 31,
FUND CLASS I                              2003            2002            2001            2000           1999(A)           1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $      10.83    $    10.65      $      10.22    $      10.62    $      11.03     $      10.93
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                      0.46            0.49            0.50            0.51            0.25             0.50
   Net realized and unrealized
    gains (losses) from investments           0.46            0.18            0.43           (0.38)          (0.41)            0.13
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities              0.92            0.67            0.93            0.13           (0.16)            0.63
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                     (0.46)          (0.49)          (0.50)          (0.51)          (0.25)           (0.51)
   Net realized gains                           --              --              --           (0.02)             --            (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.46)          (0.49)          (0.50)          (0.53)          (0.25)           (0.53)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $      11.29    $      10.83    $      10.65    $      10.22    $      10.62     $      11.03
===================================================================================================================================
Total Return                                  8.67%           6.39%           9.29%           1.28%          (1.46)%(B)        5.94%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)  $     203,301   $    216,149    $    218,856    $    233,913    $    309,445     $    298,842
   Ratio of expenses to average               0.60%           0.60%           0.59%           0.61%           0.66%(C)         0.66%
    net assets
   Ratio of net investment                    4.18%           4.53%           4.79%           4.94%           4.60%(C)         4.52%
    income to average net assets
   Ratio of expenses to average               0.65%           0.65%           0.64%           0.67%           0.69%(C)         0.67%
    net assets*
   Portfolio turnover(D)                     11.18%           7.96%          17.30%          33.34%          10.60%           23.33%



OHIO MUNICIPAL BOND FUND                                                    YEAR ENDED JUNE 30,
                                                ----------------------------------------------------------------------------
CLASS I                                            2003             2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      10.97    $      10.79    $      10.44    $      10.75    $      11.08
----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                0.44            0.49            0.53            0.53            0.54
   Net realized and unrealized gains
    (losses) from investments                           0.39            0.18            0.35           (0.31)          (0.33)
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        0.83            0.67            0.88            0.22            0.21
----------------------------------------------------------------------------------------------------------------------------
Distributions:
Net investment income                                  (0.44)          (0.49)          (0.53)          (0.53)          (0.54)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      11.36    $      10.97    $      10.79    $      10.44    $      10.75
============================================================================================================================
Total Return                                            7.67%           6.33%           8.63%           2.20%           1.84%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)            $    132,810    $    136,759    $    134,934    $    126,362    $    160,493
   Ratio of expenses to average net assets              0.60%           0.60%           0.60%           0.60%           0.56%
   Ratio of net investment income to average
    net assets                                          3.90%           4.49%           4.99%           5.10%           4.86%
   Ratio of expenses to average net assets*             0.81%           0.82%           0.81%           0.83%           0.83%
   Portfolio  turnover(D)                              14.63%          20.90%          15.67%          35.46%          13.69%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Michigan Municipal Bond Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

WEST VIRGINIA MUNICIPAL BOND FUND                                             YEAR ENDED JUNE 30,
                                                ----------------------------------------------------------------------------
CLASS I                                            2003             2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      10.19    $      10.06    $       9.73    $       9.96    $      10.28
----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                0.44            0.48            0.48            0.49            0.49
   Net realized and unrealized gains (losses)
    from investments                                    0.36            0.13            0.33           (0.23)          (0.31)
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        0.80            0.61            0.81            0.26            0.18
----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                               (0.44)          (0.48)          (0.48)          (0.49)          (0.49)
   Net realized gains                                     --              --              --              --(B)        (0.01)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.44)          (0.48)          (0.48)          (0.49)          (0.50)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      10.55    $      10.19    $      10.06    $       9.73    $       9.96
============================================================================================================================
Total Return                                            8.00%           6.22%           8.53%           2.76%           1.71%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)            $     88,621    $     79,617    $     86,428    $     91,975    $     98,391
   Ratio of expenses to average net assets              0.59%           0.61%           0.61%           0.61%           0.61%
   Ratio of net investment income to
    average net assets                                  4.24%           4.73%           4.87%           5.03%           4.74%
   Ratio of expenses to average net assets*             0.65%           0.66%           0.66%           0.68%           0.71%
   Portfolio turnover(A)                               10.34%          12.03%           7.91%          24.67%          15.24%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (B) Amount is less than $0.01.

Appendix A

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                           FUND NAME                    FUND CODE
       ----------------------------------------------------------
        One Group(R) Short-Term Municipal Bond Fund         1
       ----------------------------------------------------------
        One Group(R) Intermediate Tax-Free Bond Fund        2
       ----------------------------------------------------------
        One Group(R) Tax-Free Bond Fund                     3
       ----------------------------------------------------------
        One Group(R) Municipal Income Fund                  4
       ----------------------------------------------------------
        One Group(R) Arizona Municipal Bond Fund            5
       ----------------------------------------------------------
        One Group(R) Kentucky Municipal Bond Fund           6
       ----------------------------------------------------------
        One Group(R) Louisiana Municipal Bond Fund          7
       ----------------------------------------------------------
        One Group(R) Michigan Municipal Bond Fund           8
       ----------------------------------------------------------
        One Group(R) Ohio Municipal Bond Fund               9
       ----------------------------------------------------------
        One Group(R) West Virginia Municipal Bond Fund     10
       ----------------------------------------------------------

Instrument                                     Fund Code   Risk Type
=====================================================================
Asset-Backed Securities: Securities secured
by company receivables, home equity loans,                Prepayment
truck and auto loans, leases, credit card                 Market
receivables and other securities backed by                Credit
other types of receivables or other assets.      1-10     Regulatory
---------------------------------------------------------------------
Call and Put Options: A call option gives the
buyer the right to buy, and obligates the
seller of the option to sell, a security at a
specified price at a future date. A put
option gives the buyer the right to sell, and             Management
obligates the seller of the option to buy, a              Liquidity
security at a specified price at a future                 Credit
date. The Funds will sell only covered call               Market
and secured put options.                         1-10     Leverage
---------------------------------------------------------------------
Commercial Paper: Secured and unsecured
short-term promissory notes issued by
corporations and other entities. Maturities               Credit
generally vary from a few days to nine                    Liquidity
months.                                          1-10     Market
---------------------------------------------------------------------

Instrument                                     Fund Code   Risk Type
=====================================================================
Demand Features: Securities that are subject
to puts and standby commitments to purchase
the securities at a fixed price (usually with             Market
accrued interest) within a fixed period of                Liquidity
time following demand by a Fund.                 1-10     Management
---------------------------------------------------------------------
Futures and Related Options: A contract
providing for the future sale and purchase of             Management
a specified amount of a specified security,               Market
class of securities, or an index at a                     Credit
specified time in the future and at a                     Liquidity
specified price.                                 1-10     Leverage
---------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating
rate debt instruments with interest rates
that reset in the opposite direction from the             Credit
market rate of interest to which the inverse              Market
floater is indexed.                              1-10     Leverage
---------------------------------------------------------------------
Investment Company Securities: Shares of
other mutual funds, including One Group money
market funds and shares of other money market
mutual funds for which Banc One Investment
Advisors or its affiliates serve as
investment advisor or administrator. Banc One
Investment Advisors will waive certain fees
when investing in funds for which it serves
as investment advisor to the extent required
by law.                                          1-10     Market
---------------------------------------------------------------------
Loan Participations and Assignments:                      Market
Participations in, or assignments of                      Credit
municipal securities, including municipal                 Political
leases.                                          1-10     Liquidity
                                                          Tax
---------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations
secured by real estate loans and pools of                 Prepayment
loans. These include collateralized mortgage              Market
obligations ("CMOs") and Real Estate Mortgage             Credit
Investment Conduits ("REMICs").                  1-10     Regulatory
---------------------------------------------------------------------
Municipal Bonds: Securities issued by a state
or political subdivision to obtain funds for
various public purposes. Municipal bonds
include private activity bonds and industrial
development bonds, as well as General
Obligation Notes, Bond Anticipation Notes,
Tax Anticipation Notes, Revenue Anticipation
Notes, Project Notes, other short-term
tax-exempt obligations, municipal leases,                 Credit
participations in pools of municipal                      Political
securities, obligations of municipal housing              Tax Market
authorities and single family revenue bonds.     1-10     Regulatory
---------------------------------------------------------------------

Instrument                                     Fund Code  Risk Type
=====================================================================
New Financial Products: New options and
futures contracts and other financial                     Management
products continue to be developed and the                 Credit
Fund may invest in such options, contracts                Market
and products.                                    1-10     Liquidity
---------------------------------------------------------------------
Restricted Securities: Securities not
registered under the Securities Act of 1933,              Liquidity
such as privately placed commercial paper and             Market
Rule 144A securities.                            1-10     Credit
---------------------------------------------------------------------
Stripped Mortgage-Backed Securities:
Derivative multi-class mortgage securities
which are usually structured with two classes
of shares that receive different proportions              Prepayment
of the interest and principal from a pool of              Market
mortgage backed obligations. These include                Credit
IDs and POs.                                     1-10     Regulatory
---------------------------------------------------------------------
Structured Instruments: Debt securities
issued by agencies and instrumentalities
of the U.S. government, banks,
municipalities, corporations and other                    Management
businesses whose interest and/or                          Liquidity
principal payments are indexed to                         Managemnet
foreign currency exchange rates,                          Credit
interest rates, or one or more other                      Foreign
referenced indices.                              1-10     Investment
---------------------------------------------------------------------
Swaps, Caps and Floors: A Fund may enter into
these transactions to manage its exposure to
changing interest rates and other factors.
Swaps involve an exchange of obligations by
two parties. Caps and floors entitle a
purchaser to a principal amount from the                  Management
seller of the cap or floor to the extent that             Credit
a specified index exceeds or falls below a                Liquidity
predetermined interest.                          1-10     Market
---------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.          1-10     Market
---------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes,
bonds, STRIPS and CUBES.                         1-10     Market
---------------------------------------------------------------------
U.S. Government Agency Securities: Securities
issued by agencies and instrumentalities of
the U.S. government. These include Ginnie                 Market
Mae, Fannie Mae and Freddie Mac.                 1-10     Credit
---------------------------------------------------------------------
Variable and Floating Rate Instruments:
Obligations with interest rates which are
reset daily, weekly, quarterly or some other              Market
period and which may be payable to the Fund               Credit
on demand.                                       1-10     Liquidity
---------------------------------------------------------------------
When-Issued Securities and Forward                        Market
Commitments: Purchase or contract to purchase             Leverage
securities at a fixed price for delivery at a             Liquidity
future date.                                     1-10     Credit
---------------------------------------------------------------------

Instrument                                     Fund Code  Risk Type
=====================================================================
Zero Coupon Debt Securities: Bonds and other
debt that pay no interest, but are issued at
a discount from their value at maturity.
When held to maturity, their entire return
equals the difference between their issue                 Credit
price and their maturity value.                  1-10     Market
---------------------------------------------------------------------

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the of characteristics other securities.

       Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

       Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

..    Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. This risk is similar to Credit Risk, which is described above.

If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

How Can I Get More Information? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-877-691-1118 or by writing the Funds at:

      ONE CROUP. MUTUAL FUNDS
      1111 POLARIS PARKWAY
      COLUMBUS, OHIO 43271-1235

      OR VISITING

      WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)

                                                             [LOGO OF ONE GROUP]
TOG -I-121 (11/O3)

                                                             [LOGO] ONE GROUP(R)
                                                                    Mutual Funds


ASSET ALLOCATION INVESTING

[LOGO OF PROSPECTUS ONE GROUP INVESTOR FUNDS]


November 1, 2003

Class A Shares
Class B Shares
Class C Shares


                 One Group(R) Investor Conservative Growth Fund
                 One Group(R) Balanced Fund
                 One Group(R) Investor Growth & Income Fund
                 One Group(R) Investor Growth Fund



                 The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of

     C O N T E N T S

             Fund Summaries: Investments, Risk & Performance
                 One Group Investor Conservative Growth Fund
                            One Group Investor Balanced Fund
                     One Group Investor Growth & Income Fund
                              One Group Investor Growth Fund


                                                       More About the Funds
                                            Principal Investment Strategies
                                                           Investment Risks
                                              Temporary Defensive Positions
                                                         Portfolio Turnover


              How to Do Business with One Group Mutual Funds
                                      Purchasing Fund Shares
                                               Sales Charges
                         Sales Charge Reductions and Waivers
                                      Exchanging Fund Shares
                                       Redeeming Fund Shares


                               Privacy Policy


                      Shareholder Information
                                Voting Rights
                            Dividend Policies
                Tax Treatment of Shareholders
           Shareholder Statements and Reports


                                       Management of One Group Mutual Funds
                                                                The Advisor
                                                          The Fund Managers


                                           Legal Proceedings
                                        Financial Highlights
                                Appendix A: Underlying Funds
                            Appendix B: Investment Practices

                  FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Investor Conservative Growth Fund

What is the goal of the Fund?
The Fund seeks income and capital appreciation by investing primarily in a diversified group of One Group mutual funds that invest primarily in fixed income and equity securities.

What are the Fund's main investment strategies?

One Group Investor Conservative Growth Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a conservative growth fund, the majority of the Fund's assets will be invested in One Group bond funds, although a portion of its assets also will be invested in One Group equity and money market funds. The Fund's investments are diversified by its investment in the underlying mutual funds that invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


Who should invest in the Fund?
Shares are available for long-term investors, including tax-advantaged retirement accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------
Investments in Mutual Funds. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risks," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying One Group equity fund goes down, the value of your investment in the One Group Investor Conservative Growth Fund will be affected.

FUND SUMMARY

Investor Conservative Growth Fund

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in One Group Investor Conservative Growth Fund will change as the value of investments of the underlying One Group funds increases and decreases.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================

                                    [CHART]

1997      1998      1999      2000      2001      2002
-----     -----     -----     -----     -----     -----
12.12%    11.37%     4.26%     5.10%     1.17%    -2.28%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 7.75%.


================================================================================
Best Quarter: 6.16% 2Q1997       Worst Quarter: -3.45% 3Q2002
================================================================================

O N E  G R O U P (R)
--------------------

FUND SUMMARY

 Investor Conservative Growth Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/



--------------------------------------------------------------------------------------------------
                                                       INCEPTION                       PERFORMANCE
                                                        DATE OF                           SINCE
                                                         CLASS     1 YEAR    5 YEARS     12/10/96
--------------------------------------------------------------------------------------------------
Class A                                                12/10/96
   Return Before Taxes                                               -7.40%     2.70%         4.07%
   Return After Taxes on Distributions                               -8.70%     0.86%         2.19%
   Return After Taxes on Distributions and
    Sale of Fund Shares                                              -4.54%     1.35%         2.43%
--------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                          12/10/96      -7.71%     2.73%         4.26%
--------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                            7/1/97      -3.92%     3.09%         4.26%
--------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Aggregate Bond Index/2/
(no deduction for fees, expenses or taxes)                            9.49%     7.47%         7.43%
--------------------------------------------------------------------------------------------------
Lipper Mix/3/
(no deduction for sales charges or taxes)                             0.27%     5.30%         5.71%
--------------------------------------------------------------------------------------------------

<F1>
/1/ Historical performance shown for Class C prior to its inception is based on the performance of Class B, the original class offered.
<F2>
/2/ The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.
<F3>
/3/ The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (25%), the Lipper International Index (5%), and the Lipper Intermediate U.S. Government Index (70%). The Lipper Mix percentages have changed from those used in the November 1, 2002 prospectus to better represent the Fund's current investments.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

 Investor Conservative Growth Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
======================================================================================
(fees paid directly from your investment)/1/             CLASS A    CLASS B    CLASS C
======================================================================================
Maximum Sales Charge (Load) Imposed on Purchases            5.25%      NONE       NONE
--------------------------------------------------------------------------------------
   (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                        NONE/2/    5.00%      1.00%
--------------------------------------------------------------------------------------
   (as a percentage of original purchase price or
   redemption proceeds, as applicable)
--------------------------------------------------------------------------------------
Redemption Fee                                              NONE       NONE       NONE
--------------------------------------------------------------------------------------
Exchange Fee                                                NONE       NONE       NONE
======================================================================================

ANNUAL FUND OPERATING EXPENSES
======================================================================================
(expenses that are deducted from Fund assets)            CLASS A    CLASS B    CLASS C
======================================================================================
Investment Advisory Fees                                     .05%       .05%       .05%
--------------------------------------------------------------------------------------
Distribution [andor Service] (12b-1) Fees                    .35%      1.00%      1.00%
--------------------------------------------------------------------------------------
Other Expenses                                               .19%       .19%       .19%
--------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses/3/                      .59%      1.24%      1.24%
--------------------------------------------------------------------------------------
Fee Waiver andor Expense Reimbursement/4/                   (.10%)     NONE       NONE
--------------------------------------------------------------------------------------
Net Expenses                                                 .49%      1.24%      1.24%
--------------------------------------------------------------------------------------

<F1>
/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.
<F2>
/2/  Except for purchases of $1 million or more. Please see "Sales Charges."
<F3>
/3/ The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.21% for Class A shares, 1.96% for Class B shares and 1.96% for Class C shares.
<F4>
/4/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                    CLASS A    CLASS B/2/   CLASS B/2/     CLASS C      CLASS C

                                ASSUMING                  ASSUMING
                               REDEMPTION                REDEMPTION
                               AT THE END    ASSUMING    AT THE END    ASSUMING
                                 OF EACH        NO        OF EACH         NO
                                 PERIOD     REDEMPTION     PERIOD     REDEMPTION
================================================================================
1 Year/1/         $      572   $      626   $      126   $      226   $      126
--------------------------------------------------------------------------------
3 Years                  695          693          393          393          393
--------------------------------------------------------------------------------
5 Years                  828          881          681          681          681
--------------------------------------------------------------------------------
10 Years               1,215        1,320        1,320        1,500        1,500
--------------------------------------------------------------------------------

/1/ Without contractual fee waivers, 1 Year expenses for Class A shares would be $582.

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Investor Balanced Fund

What is the goal of the Fund?
The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of One Group mutual funds that invest primarily in equity and fixed income securities.

What are the Fund's main investment strategies?

One Group Investor Balanced Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a balanced fund, approximately half of the Fund's assets will be invested in One Group equity funds and approximately half will be invested in One Group bond funds, although a portion of One Group Investor Balanced Fund's assets also will be invested in a One Group money market fund. The Fund's investments are diversified by its investment in the underlying mutual funds that invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


Who should invest in the Fund?
Shares are available for long-term investors, including tax-advantaged retirement accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------
Investments in Mutual Funds. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying One Group equity fund goes down, the value of your investment in the One Group Investor Balanced Fund will be affected.

FUND SUMMARY

Investor Balanced Fund

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the One Group Investor Balanced Fund will change as the value of investments of the underlying One Group funds increases and decreases.


Index Funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in an index change, you can expect a greater risk of loss than may be the case if a fund were not fully invested in such securities.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Bar Chart (per calendar year)1 -- Class A Shares
================================================================================

                                     [CHART]

 1997     1998      1999      2000      2001      2002
-----     -----     -----     -----     -----     -----
16.71%    15.85%     8.36%     2.44%    -2.29%    -7.78%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 11.04%.


================================================================================
Best Quarter: 10.26%  4Q1998    Worst Quarter: -7.71%  3Q2002
================================================================================

O N E  G R O U P (R)
--------------------

FUND SUMMARY

Investor Balanced Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/



===========================================================================================================
                                                         INCEPTION                            PERFORMANCE
                                                       DATE OF CLASS     1 YEAR     5 YEARS   SINCE 12/10/96
-----------------------------------------------------------------------------------------------------------
Class A                                                  12/10/96
   Return Before Taxes                                                    -12.60%      1.88%            4.10%
   Return After Taxes on Distributions                                    -13.56%      0.19%            2.35%
   Return After Taxes on Distributions and Sale of
    Fund Shares                                                            -7.72%      0.87%            2.62%
------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                            12/10/96         -12.95%      1.90%            4.31%
------------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                              7/1/97          -9.26%      2.23%            4.29%
------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Aggregate Bond Index/2/
(no deduction for fees, expenses or taxes)                                  9.49%      7.47%            7.43%
------------------------------------------------------------------------------------------------------------
Lipper Mix/3/
(no deduction for sales charges or taxes)                                   6.29%      4.02%            5.71%
------------------------------------------------------------------------------------------------------------

<F1>
/1/ Historical performance shown for Class C prior to its inception is based on the performance of Class B, the original class offered.

<F2>
/2/ The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.
<F3>
/3/ The Lipper Mix consists of the average monthly returns of the Lipper 1000
    Index (45%), the Lipper International Index (5%), and the Lipper Intermediate U.S. Government Index (50%). The Lipper Mix percentages have changed from those used in the November 1, 2002 prospectus to better represent the Fund's current investments.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

Investor Balanced Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
===============================================================================
(fees paid directly from your investment)/1/       CLASS A    CLASS B   CLASS C
===============================================================================
Maximum Sales Charge (Load) Imposed on Purchases      5.25%      NONE      NONE
-------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                  NONE/2/    5.00%     1.00%
-------------------------------------------------------------------------------
 (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                        NONE       NONE      NONE
-------------------------------------------------------------------------------
Exchange Fee                                          NONE       NONE      NONE
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
===============================================================================
(expenses that are deducted from Fund assets)      CLASS A    CLASS B   CLASS C
===============================================================================
Investment Advisory Fees                               .05%       .05%      .05%
-------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees             .35%      1.00%     1.00%
-------------------------------------------------------------------------------
Other Expenses                                         .19%       .19%      .19%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses/3/                .59%      1.24%     1.24%
-------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/            (.10%)     NONE      NONE
-------------------------------------------------------------------------------
Net Expenses                                           .49%      1.24%     1.24%
-------------------------------------------------------------------------------

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/ Except for purchases of $1 million or more. Please see "Sales Charges."

/3/ The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.28% for Class A shares, 2.03% for Class B shares and 2.03% for Class C shares.

/4/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


             CLASS A     CLASS B/2/     CLASS B/2/    CLASS C         CLASS C

                                                      ASSUMING
                          ASSUMING                   REDEMPTION
                        REDEMPTION AT    ASSUMING    AT THE END
                         THE END OF        NO         OF EACH     ASSUMING NO
                         EACH PERIOD    REDEMPTION     PERIOD      REDEMPTION
===============================================================================
1 Year/1/   $     572   $         626   $      126   $      226   $         126
-------------------------------------------------------------------------------
3 Years           695             693          393          393             393
-------------------------------------------------------------------------------
5 Years           828             881          681          681             681
-------------------------------------------------------------------------------
10 Years        1,215           1,320        1,320        1,500           1,500
-------------------------------------------------------------------------------

/1/ Without contractual fee waivers, 1 Year expenses for Class A shares would be $582.

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

O N E  G R O U P (R)
--------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Investor Growth & Income Fund

What is the goal of the Fund?
The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of One Group mutual funds that invest primarily in equity securities.

What are the Fund's main investment strategies?

One Group Investor Growth & Income Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a growth and income fund, the majority of the Fund's assets will be invested in One Group equity and bond funds, although a portion of its assets also will be invested in One Group money market funds. The Fund's investments are diversified by its investment in the underlying mutual funds that invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


Who should invest in the Fund?
Shares are available for long-term investors, including tax-advantaged retirement accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------

Investments in Mutual Funds. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying One Group equity fund goes down, the value of your investment in the One Group Investor Growth & Income Fund will be affected.

FUND SUMMARY

Investor Growth & Income Fund

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the One Group Investor Growth & Income Fund will change as the value of investments of the underlying One Group funds increases and decreases.


Index Funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in an index change, you can expect a greater risk of loss than may be the case if a fund were not fully invested in such securities.


Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

O N E  G R O U P (R)
--------------------

FUND SUMMARY

Investor Growth & Income Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class A Shares
===================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]

1997     1998     1999     2000     2001    2002
-----    -----    -----    ----    -----   ------
21.65%   18.92%   11.60%   1.22%   -5.68%  -13.71%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 13.64%.



================================================================================
Best Quarter: 14.88%     4Q1998    Worst Quarter: -12.04%      3Q2002
================================================================================



The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.


Average Annual Total Returns through December 31, 2002/1/


=============================================================================================================
                                                         INCEPTION                              PERFORMANCE
                                                       DATE OF CLASS     1 YEAR     5 YEARS    SINCE 12/10/96
-------------------------------------------------------------------------------------------------------------
Class A                                                  12/10/96
   Return Before Taxes                                                    -18.25%       0.71%            3.80%
   Return After Taxes on Distributions                                    -18.81%      -0.77%            2.28%
   Return After Taxes on Distributions and Sale of
    Fund Shares                                                           -11.19%       0.16%            2.61%
-------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                            12/10/96         -18.64%       0.71%            3.94%
-------------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                              7/1/97         -15.30%       1.06%            3.94%
-------------------------------------------------------------------------------------------------------------
The S&P SuperComposite 1500 Index/2/
(no deduction for fees, expenses or taxes)                                -21.31%      -0.12%            4.40%
-------------------------------------------------------------------------------------------------------------
Lipper Mix/3/
(no deduction for sales charges or taxes)                                 -12.17%       2.49%            4.81%
-------------------------------------------------------------------------------------------------------------

<F1>
/1/ Historical performance shown for Class C prior to its inception is based on the performance of Class B, the original class offered.
<F2>
/2/ The S&P SuperComposite 1500 Index is an unmanaged index generally representative of large and small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.
<F3>
/3/ The Lipper Mix consists of the average monthly returns of the Lipper 1000
    Index (60%), the Lipper International Index (10%) and the Lipper Intermediate U.S. Government Bond Index (30%). The Lipper Mix percentages have changed from those used in the November 1, 2002 prospectus to better represent the Fund's current investments.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fees and Expenses

FUND SUMMARY

Investor Growth & Income Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
===============================================================================
(fees paid directly from your investment)/1/       CLASS A    CLASS B   CLASS C
===============================================================================
Maximum Sales Charge (Load) Imposed on Purchases      5.25%      NONE      NONE
-------------------------------------------------------------------------------
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                  NONE/2/    5.00%     1.00%
-------------------------------------------------------------------------------
(as a percentage of original purchase price or
 redemption proceeds, as applicable)
-------------------------------------------------------------------------------
Redemption Fee                                        NONE       NONE      NONE
-------------------------------------------------------------------------------
Exchange Fee                                          NONE       NONE      NONE
===============================================================================
ANNUAL FUND OPERATING EXPENSES
===============================================================================
(expenses that are deducted from Fund assets)      CLASS A    CLASS B   CLASS C
===============================================================================
Investment Advisory Fees                               .05%       .05%      .05%
-------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees             .35%      1.00%     1.00%
-------------------------------------------------------------------------------
Other Expenses                                         .20%       .20%      .20%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses/3/                .60%      1.25%     1.25%
-------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/            (.10%)     NONE      NONE
-------------------------------------------------------------------------------
Net Expenses                                           .50%      1.25%     1.25%
-------------------------------------------------------------------------------

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/ Except for purchases of $1 million or more. Please see "Sales Charges."

/3/ The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.34% for Class A shares, 2.09% for Class B shares and 2.09% for Class C shares.

/4/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


             CLASS A      CLASS B/2/    CLASS B/2/     CLASS C       CLASS C

                                                      ASSUMING
                          ASSUMING                   REDEMPTION
                        REDEMPTION AT    ASSUMING    AT THE END
                         THE END OF        NO          OF EACH     ASSUMING NO
                         EACH PERIOD    REDEMPTION     PERIOD      REDEMPTION
===============================================================================
1 Year/1/   $     573   $         627   $      127   $      227   $         127
-------------------------------------------------------------------------------
3 Years           698             697          397          397             397
-------------------------------------------------------------------------------
5 Years           833             886          686          686             686
-------------------------------------------------------------------------------
10 Years        1,227           1,331        1,331        1,511           1,511
-------------------------------------------------------------------------------

/1/ Without contractual fee waivers, 1 Year expenses for Class A shares would be $583.

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Investor Growth Fund

What is the goal of the Fund?
The Fund seeks long-term capital appreciation by investing primarily in a diversified group of One Group mutual funds that invest primarily in equity securities.

What are the Fund's main investment strategies?

One Group Investor Growth Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a growth fund, the majority of the Fund's assets will be invested in One Group equity funds, although a portion of its assets also will be invested in One Group bond and money market funds. The Fund's investments are diversified by its investment in the underlying mutual funds that invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


Who should invest in the Fund?
Shares are available for long-term investors, including tax-advantaged retirement accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------

Investments in Mutual Funds. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying One Group equity fund goes down, the value of your investment in the One Group Investor Growth Fund will be affected.

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates

FUND SUMMARY

 Investor Growth Fund

increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the One Group Investor Growth Fund will change as the value of investments of the underlying One Group funds increases and decreases.


Index Funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in an index change, you can expect a greater risk of loss than may be the case if a fund were not fully invested in such securities.


Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

O N E  G R O U P (R)
--------------------

FUND SUMMARY

Investor Growth Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/-- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]

 1997    1998    1999   2000     2001    2002
-----   -----   -----   ----    -----   ------
24.04%  21.39%  15.73%  0.58%   -9.02%  -18.69%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 15.66%.



================================================================================
Best Quarter: 19.67%    4Q1998           Worst Quarter: -15.90%   3Q2002
================================================================================



The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/

================================================================================
                                INCEPTION                        PERFORMANCE
                             DATE OF CLASS   1 YEAR   5 YEARS   SINCE 12/10/96
--------------------------------------------------------------------------------
Class A                         12/10/96
Return Before Taxes                          -22.97%    -0.20%             3.39%
Return After Taxes on
 Distributions                               -23.09%    -1.46%             2.10%
Return After Taxes on
 Distributions and Sale of
 Fund Shares                                 -14.11%    -0.31%             2.54%
--------------------------------------------------------------------------------
Class B - Return Before
 Taxes                          12/10/96     -23.38%    -0.20%             3.75%
--------------------------------------------------------------------------------
Class C - Return Before
 Taxes                            7/1/97     -20.12%     0.11%             3.72%
--------------------------------------------------------------------------------
S&P SuperComposite 1500
 Index/2/
 (no deduction for fees,
 expenses or taxes)                          -21.31%    -0.12%             4.40%
--------------------------------------------------------------------------------
Lipper Mix/3/
 (no deduction for sales
 charges or taxes)                           -18.28%     0.89%             3.94%
--------------------------------------------------------------------------------

/1/ Historical performance shown for Class C prior to its inception is based on the performance of Class B, the original class offered.

/2/ The S&P SuperComposite 1500 Index is an unmanaged index generally representative of large and small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

/3/ The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (80%), the Lipper International Index (10%) and the Lipper Intermediate U.S. Government Bond Index (10%). The Lipper Mix percentages have changed from those used in the November 1, 2002 prospectus to better represent the Fund's current investments.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

Investor Growth Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
==============================================================================
(fees paid directly from your investment)/1/   CLASS A     CLASS B     CLASS C
==============================================================================
Maximum Sales Charge (Load) Imposed on
 Purchases                                        5.25%      NONE        NONE
------------------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)           NONE/2/        5.00%       1.00%
------------------------------------------------------------------------------
 (as a percentage of original purchase price
 or redemption proceeds, as applicable)
Redemption Fee                                  NONE         NONE        NONE
------------------------------------------------------------------------------
Exchange Fee                                    NONE         NONE        NONE
------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund          CLASS A     CLASS B     CLASS C
 assets)
==============================================================================
Investment Advisory Fees                           .05%        .05%        .05%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees         .35%       1.00%       1.00%
------------------------------------------------------------------------------
Other Expenses                                     .30%        .30%        .30%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses/3/            .70%       1.35%       1.35%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/        (.20%)      (.10%)      (.10%)
------------------------------------------------------------------------------
Net Expenses                                       .50%       1.25%       1.25%
==============================================================================

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/ The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.36% for Class A shares, 2.11% for Class B shares and 2.11% for Class C shares.

/4/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .50% for Class A shares, to 1.25% for Class B shares and to 1.25% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                   CLASS A     CLASS B/2/   CLASS B/2/     CLASS C     CLASS C

                                ASSUMING     ASSUMING     ASSUMING     ASSUMING
                               REDEMPTION       NO       REDEMPTION       NO
                               AT THE END   REDEMPTION   AT THE END   REDEMPTION
                                OF EACH                   OF EACH
                                 PERIOD                    PERIOD
================================================================================
1 Year/1/             $  573       $  627       $  127       $  227       $  127
--------------------------------------------------------------------------------
3 Years                  718          718          418          418          418
--------------------------------------------------------------------------------
5 Years                  875          930          730          730          730
--------------------------------------------------------------------------------
10 Years               1,332        1,437        1,437        1,615        1,615
--------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

Class A                              $  593
Class B (with redemption)            $  637
Class B (no redemption)              $  137
Class C (with redemption)            $  237
Class C (no redemption)              $  137

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

More About the Funds


Each of the four Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


Principal Investment Strategies

The mutual funds described in this prospectus are designed to provide diversification across the three major asset classes: stocks, bonds and cash or cash equivalents. Diversification is achieved by investing in other One Group mutual funds. A brief description of these underlying One Group funds can be found in Appendix A. The Funds attempt to take advantage of the most attractive types of stocks and bonds by shifting their asset allocation to favor mutual funds that focus on the most promising securities. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

ONE GROUP INVESOR CONSERVATIVE GROWTH FUND. The Fund is diversified between stocks and bonds, with an emphasis on bonds.

1. From 20% to 40% of the Fund's total assets are invested in One Group equity funds.

2.   From 60% to 80% of its total assets are invested in One Group bond funds.

3. Up to 10% of its total assets are invested in a One Group money market fund.

     . The Fund is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:

=========================================================
                                            PERCENTAGE OF
FUND NAME                                   FUND HOLDINGS

Prime Money Market Fund                              0-10%
---------------------------------------------------------
Short-Term Bond Fund                                 0-70%
---------------------------------------------------------
Intermediate Bond Fund                               0-70%
---------------------------------------------------------
Income Bond Fund                                     0-70%
---------------------------------------------------------
Bond Fund                                            0-70%
---------------------------------------------------------
High Yield Bond Fund                                 0-15%
---------------------------------------------------------
Government Bond Fund                                 0-70%
---------------------------------------------------------
Ultra Short-Term Bond Fund                           0-70%
---------------------------------------------------------
Market Neutral Fund                                  0-10%
---------------------------------------------------------
Mid Cap Value Fund                                   0-20%
---------------------------------------------------------
Mid Cap Growth Fund                                  0-20%
---------------------------------------------------------
Market Expansion Index Fund                          0-20%
---------------------------------------------------------
International Equity Index Fund                      0-20%
---------------------------------------------------------
Diversified International Fund                       0-20%
---------------------------------------------------------
Large Cap Growth Fund                                0-20%
---------------------------------------------------------
Large Cap Value Fund                                 0-20%
---------------------------------------------------------
Diversified Mid Cap Fund                             0-20%
---------------------------------------------------------
Diversified Equity Fund                              0-20%
---------------------------------------------------------
Small Cap Growth Fund                                0-20%
---------------------------------------------------------
Small Cap Value Fund                                 0-20%
---------------------------------------------------------
Equity Income Fund                                   0-20%
---------------------------------------------------------
Equity Index Fund                                    0-20%
---------------------------------------------------------
Real Estate Fund                                     0-10%
---------------------------------------------------------

     .  The Fund also may hold cash and cash equivalents.

ONE GROUP INVESTOR BALANCED FUND. The Fund invests in both stock and bond mutual funds--stock funds for long-term growth potential and bond funds for principal stability and current income.

1. From 40% to 60% of the Fund's total assets are invested in One Group equity funds.

2.   From 40% to 60% of its total assets are invested in One Group bond funds.

3. Up to 10% of its total assets are invested in a One Group money market fund.

     . The Fund is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:


================================================================================
                                            PERCENTAGE OF
FUND NAME                                   FUND HOLDINGS

Prime Money Market Fund                              0-10%
---------------------------------------------------------
Short-Term Bond Fund                                 0-50%
---------------------------------------------------------
Intermediate Bond Fund                               0-50%
---------------------------------------------------------
Income Bond Fund                                     0-50%
---------------------------------------------------------
Bond Fund                                            0-50%
---------------------------------------------------------
High Yield Bond Fund                                 0-30%
---------------------------------------------------------
Government Bond Fund                                 0-50%
---------------------------------------------------------
Ultra Short-Term Bond Fund                           0-50%
---------------------------------------------------------
Market Neutral Fund                                  0-10%
---------------------------------------------------------
Mid Cap Value Fund                                   0-30%
---------------------------------------------------------
Mid Cap Growth Fund                                  0-30%
---------------------------------------------------------
Market Expansion Index Fund                          0-30%
---------------------------------------------------------
International Equity Index Fund                      0-30%
---------------------------------------------------------
Diversified International Fund                       0-30%
---------------------------------------------------------
Large Cap Growth Fund                                0-40%
---------------------------------------------------------
Large Cap Value Fund                                 0-50%
---------------------------------------------------------
Diversified Mid Cap Fund                             0-30%
---------------------------------------------------------
Diversified Equity Fund                              0-40%
---------------------------------------------------------
Small Cap Growth Fund                                0-30%
---------------------------------------------------------
Small Cap Value Fund                                 0-30%
---------------------------------------------------------
Equity Income Fund                                   0-40%
---------------------------------------------------------
Equity Index Fund                                    0-40%
---------------------------------------------------------
Real Estate Fund                                     0-10%
---------------------------------------------------------

     .  The Fund also may hold cash and cash equivalents.

ONE GROUP INVESTOR GROWTH & INCOME FUND. The Fund is diversified between stocks and bonds, with an emphasis on stocks.

1. From 60% to 80% of the Fund's total assets are invested in One Group equity funds.

2.  From 20% to 40% of its total assets are invested in One Group bond funds.

3.  Up to 10% of its total assets are invested in a One Group money market fund.

    . The Fund is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:

===============================================================================
                                                                  PERCENTAGE OF
FUND NAME                                                         FUND HOLDINGS

Prime Money Market Fund                                                    0-10%
-------------------------------------------------------------------------------
Short-Term Bond Fund                                                       0-30%
-------------------------------------------------------------------------------
Intermediate Bond Fund                                                     0-30%
-------------------------------------------------------------------------------
Income Bond Fund                                                           0-30%
-------------------------------------------------------------------------------
Bond Fund                                                                  0-30%
-------------------------------------------------------------------------------
High Yield Bond Fund                                                       0-30%
-------------------------------------------------------------------------------
Government Bond Fund                                                       0-30%
-------------------------------------------------------------------------------
Ultra Short-Term Bond Fund                                                 0-30%
-------------------------------------------------------------------------------
Market Neutral Fund                                                        0-10%
-------------------------------------------------------------------------------
Mid Cap Value Fund                                                         0-40%
-------------------------------------------------------------------------------
Mid Cap Growth Fund                                                        0-40%
-------------------------------------------------------------------------------
Market Expansion Index Fund                                                0-40%
-------------------------------------------------------------------------------
International Equity Index Fund                                            0-40%
-------------------------------------------------------------------------------
Diversified International Fund                                             0-40%
-------------------------------------------------------------------------------
Large Cap Growth Fund                                                      0-50%
-------------------------------------------------------------------------------
Large Cap Value Fund                                                       0-60%
-------------------------------------------------------------------------------
Diversified Mid Cap Fund                                                   0-40%
-------------------------------------------------------------------------------
Diversified Equity Fund                                                    0-60%
-------------------------------------------------------------------------------
Small Cap Growth Fund                                                      0-40%
-------------------------------------------------------------------------------
Small Cap Value Fund                                                       0-40%
-------------------------------------------------------------------------------
Equity Income Fund                                                         0-60%
-------------------------------------------------------------------------------
Equity Index Fund                                                          0-60%
-------------------------------------------------------------------------------
Real Estate Fund                                                           0-10%
-------------------------------------------------------------------------------


    .  The Fund also may hold cash and cash equivalents.

ONE GROUP INVESTOR GROWTH FUND. The Fund is diversified between stocks and bonds, with a heavy emphasis on stocks.

1. From 80% to 100% of the Fund's total assets are invested in One Group equity funds.

2.  Up to 20% of its total assets are invested in One Group bond funds.

3.  Up to 10% of its total assets are invested in a One Group money market fund.

    . The Fund is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:

===============================================================================
                                                                  PERCENTAGE OF
FUND NAME                                                         FUND HOLDINGS

Prime Money Market Fund                                                    0-10%
-------------------------------------------------------------------------------
Short-Term Bond Fund                                                       0-20%
-------------------------------------------------------------------------------
Intermediate Bond Fund                                                     0-20%
-------------------------------------------------------------------------------
Income Bond Fund                                                           0-20%
-------------------------------------------------------------------------------
Bond Fund                                                                  0-20%
-------------------------------------------------------------------------------
High Yield Bond Fund                                                       0-20%
-------------------------------------------------------------------------------
Government Bond Fund                                                       0-20%
-------------------------------------------------------------------------------
Ultra Short-Term Bond Fund                                                 0-20%
-------------------------------------------------------------------------------
Market Neutral Fund                                                        0-10%
-------------------------------------------------------------------------------
Mid Cap Value Fund                                                         0-40%
-------------------------------------------------------------------------------
Mid Cap Growth Fund                                                        0-40%
-------------------------------------------------------------------------------
Market Expansion Index Fund                                                0-40%
-------------------------------------------------------------------------------
International Equity Index Fund                                            0-40%
-------------------------------------------------------------------------------
Diversified International Fund                                             0-40%
-------------------------------------------------------------------------------
Large Cap Growth Fund                                                      0-50%
-------------------------------------------------------------------------------
Large Cap Value Fund                                                       0-60%
-------------------------------------------------------------------------------
Diversified Mid Cap Fund                                                   0-40%
-------------------------------------------------------------------------------
Diversified Equity Fund                                                    0-50%
-------------------------------------------------------------------------------
Small Cap Growth Fund                                                      0-40%
-------------------------------------------------------------------------------
Small Cap Value Fund                                                       0-40%
-------------------------------------------------------------------------------
Equity Income Fund                                                         0-50%
-------------------------------------------------------------------------------
Equity Index Fund                                                          0-50%
-------------------------------------------------------------------------------
Real Estate Fund                                                           0-10%
-------------------------------------------------------------------------------


    .  The Fund also may hold cash and cash equivalents.

================================================================================
Investment Risks
The Investor Funds invest in a variety of other One Group Funds. The funds in which the Investor Funds invest are referred to in this prospectus as the "underlying funds." The main risks associated with investing in the Investor Funds are described in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus. Additional risks associated with investing in the underlying funds are described below.

DERIVATIVES. The underlying funds may invest in securities that are considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. An underlying fund's use of derivatives may cause the fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the fund did not use such instruments.


     ----------------------------------------------------------------------
                             WHAT IS A DERIVATIVE?

     Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.
     ----------------------------------------------------------------------



HIGH YIELD SECURITIES. Two underlying funds, the One Group High Yield Bond Fund and the One Group Income Bond Fund, invest in debt securities that are considered to be speculative (commonly known as "junk bonds"). These securities are issued by companies which are highly leveraged, less creditworthy or financially distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. In 2000, 2001 and 2002, the default rate for high yield securities had significantly increased compared with prior periods. For the nine month period ending September 30, 2003, the default rate for high yield securities was 3.70%.


CREDIT RISK. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the underlying funds. Such default could result in losses to the underlying funds and to the Fund. In addition, the credit quality of securities held by an underlying fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of an underlying fund. Lower credit quality also may affect liquidity and make it difficult for the underlying fund to sell the security.

PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the underlying funds that invest in these types of securities may have to reinvest in securities with lower yields. In addition, the underlying funds may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

INTERNATIONAL FUNDS. Foreign securities are subject to special risks. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, higher transaction costs and delayed settlements of transactions. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Additionally, there may be less public information available about foreign issuers. Since the underlying funds may invest in securities denominated in foreign currencies, changes in exchange rates also may affect the value of the underlying funds.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities in more developed countries.

SMALLER COMPANIES. Investments by underlying funds in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller companies tend to be less liquid than securities of large companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their debt securities and/or stock price. This may cause unexpected and frequent decreases in the value of underlying funds investing in small companies, and may affect your investment in the Funds.


STRATEGY RISK. The main investment strategy of one of the underlying funds, the Market Neutral Fund, is to invest in common stocks considered to be attractive. This strategy may fail to produce the intended results. There is no guarantee that the use of long and short positions will succeed in limiting the Fund's exposure to domestic stock market movements, capitalization, sector-swings or other factors. The strategy used by the Market Neutral Fund involves complex securities transactions that involve risks different than direct equity investments. The use of short sales may result in the Market Neutral Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such short sales.



SECURITIES OF REAL ESTATE COMPANIES. Investments by one of the underlying in funds, the Real Estate Fund, will be highly concentrated in the securities of companies in industries in real estate sector. Although the Real Estate Fund does not invest in real estate directly, it is subject to investment risks that are similar to those associated with direct ownership of real estate . As a result, the Real Estate Fund's performance is closely tied to, and affected by, regulatory, business and economic developments that impact the value of real estate. The Real Estate Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Real Estate Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market.

================================================================================

Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.


     ----------------------------------------------------------------------
                           WHAT IS A CASH EQUIVALENT?

     Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.
     ----------------------------------------------------------------------


While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

================================================================================

Portfolio Turnover

Portfolio turnover may vary greatly from year to year, as well as within a particular year. Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 2003 is shown on the Financial Highlights. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

How to Do Business with One Group Mutual Funds

================================================================================
Purchasing Fund Shares

Where can I buy shares?
You may purchase Fund shares:

..   From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..   Directly from One Group through One Group Dealer Services, Inc. (the
    "Distributor").

When can I buy shares?

..   Purchases may be made on any business day. This includes any day that the
    Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
    New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


..   Purchase requests received before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

..   If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.


.. The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order. The Funds do not authorize market timing and use their best efforts to identify market and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.


.. Shares are electronically recorded. Therefore, certificates will not be issued.

What kind of shares can I buy?
..   This prospectus offers Class A, Class B and Class C shares, all of which are available to the general public.


..   Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled "Sales Charges."


How much do shares cost?
..   Shares are sold at net asset value ("NAV") plus a sales charge, if any.

..   Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.


..   NAV per share is calculated by dividing the total market value of a
    Fund'sinvestments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.


..   A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?
1. Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.

2.  Decide how much you want to invest.

    .  The minimum initial investment is $500 per Fund.

    . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

    .  Subsequent investments must be at least $25 per Fund.

    . You may purchase no more than $249,999 of Class B shares. This is because Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled "What kind of shares can I buy?" provides information that can help you choose the appropriate share class.


    . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b), SIMPLE IRA and wrap fee accounts). One Group reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.


3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


    Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify including your you social security, tax identification number or other identifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.



    . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.



    . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.



4.  Send the completed Account Application and a check to:



    ONE GROUP MUTUAL FUNDS
    P.O. BOX 8528 BOSTON, MA 02
    266-8528



..   If you choose to pay by wire, please call 1-800-480-4111 to notify One Group of your purchase and authorize your financial institution to wire funds to:

    STATE STREET BANK AND TRUST COMPANY
    ATTN: CUSTODY & SHAREHOLDER SERVICES
    ABA 011 000028
    DDA 99034167
    FBO ONE GROUP FUND
     (EX: ONE GROUP ABC FUND-A)
    YOUR FUND NUMBER & ACCOUNT NUMBER
     (EX: FUND 123-ACCOUNT 123456789)
    YOUR ACCOUNT REGISTRATION
     (EX: JOHN SMITH & MARY SMITH, JTWROS)



All checks must be in U.S. dollars.One Group does not accept cash, starter checks or credit card checks. One Group reserves the right to refuse "third party checks". Checks made payable to any individual or company and endorsed to One Group Mutual Funds or the Fund are considered third party checks.


All checks must be payable to one of the following:

    .  One Group Mutual Funds; or

    .  The specific Fund in which you are investing.


5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.



6. If you have any questions, contact your Shareholder Servicing Agent or call 1-800-480-4111.


Can I purchase shares over the telephone?
Yes. Simply select this option on your Account Application Form and then:

..   Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your purchase instructions.


..   Authorize a bank transfer or initiate a wire transfer to the following wire address:


    STATE STREET BANK AND TRUST COMPANY
    ATTN : CUSTODY & SHAREHOLDER SERVICES
    ABA 011 000 028
    DDA 99034167
    FBO ONE GROUP FUND
     (EX: ONE GROUP ABC FUND-A)
    YOUR FUND NUMBER & ACCOUNT NUMBER
     (EX: FUND 123-ACCOUNT 123456789)
    YOUR ACCOUNT REGISTRATION
     (EX:JOHN SMITH & MARY SMITH, JTWROS)


..   One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..   You may revoke your right to make purchases over the telephone by sending a letter to:

    ONE GROUP MUTUAL FUNDS
    P.O. BOX 8528
    BOSTON, MA 02266-8528

Can I automatically invest on a systematic basis?
Yes. You may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. To establish a Systematic Investment Plan:

..   Select the "Systematic Investment Plan" option on the Account Application
    Form.

..   Provide the necessary information about the bank account from which your investments will be made.


..   One Group may hold redemption proceeds from the sale of shares purchased under a Systematic Investment Plan until the purchase has been of processed which may be as long as five (5) business days.


..   One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.


..   You may revoke your election to make systematic investments by calling
    1-800-480-4111 or by sending a letter to:


    ONE GROUP MUTUAL FUNDS
    P. O. BOX 8528
    BOSTON, MA 02 266-8528

================================================================================
Sales Charges

The Distributor compensates Shareholder Servicing Agents who sell shares of One Group Funds. Compensation comes from sales charges, 12b-1 fees and payments by the Distributor and the Funds' investment advisor from their own resources. The tables below show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.

CLASS A SHARES
--------------

This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

=========================================================================
                        SALE CHARGE       SALES CHARGE      COMMISSION
                      AS A PERCENTAGE   AS A PERCENTAGE   AS A PERCENTAGE
                      OF THE OFFERING       OF YOUR         OF OFFERING
AMOUNT OF PURCHASES        PRICE           INVESTMENT          PRICE
LESS THAN $50,000                5.25%             5.54%             4.75%
-------------------------------------------------------------------------
$50,000-$99,999                  4.50%             4.71%             4.05%
-------------------------------------------------------------------------
$100,000-$249,999                3.50%             3.63%             3.05%
-------------------------------------------------------------------------
$250,000-$499,999                2.50%             2.56%             2.05%
-------------------------------------------------------------------------
$500,000-$999,999                2.00%             2.04%             1.60%
-------------------------------------------------------------------------
$1,000,000*                      NONE              NONE              NONE
-------------------------------------------------------------------------
* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

Class B shares
--------------

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

=============================================
                         CDSC AS A PERCENTAGE
YEARS SINCE                OF DOLLAR AMOUNT
 PURCHASE                 SUBJECT TO CHARGE
    0-1                                  5.00%
---------------------------------------------
    1-2                                  4.00%
---------------------------------------------
    2-3                                  3.00%
---------------------------------------------
    3-4                                  3.00%
---------------------------------------------
    4-5                                  2.00%
---------------------------------------------
    5-6                                  1.00%
---------------------------------------------
MORE THAN 6                              NONE
---------------------------------------------
The Distributor pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.


Conversion Feature
------------------


Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

..   After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.


..   You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.


..   Because the share price of the Class A shares may be higher than that of the
    Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

..   If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

CLASS C SHARES
--------------
Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:
=============================================================
                              CDSC AS A PERCENTAGE OF DOLLAR
  YEARS SINCE PURCHASE        AMOUNT SUBJECT TO CHARGE
          0-1                            1.00%
-------------------------------------------------------------
    AFTER FIRST YEAR                     NONE
-------------------------------------------------------------

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from the Distributor.

How the Class B and Class C CDSC is Calculated

..    The Fund assumes that all purchases made in a given month were made on the first day of the month.

..    For Class B and Class C shares purchased prior to November 1, 2002, the
     CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B and Class C shares purchased on or after November 1, 2002, the CDSC is based on the original cost of the shares.


..    No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

..    To keep your CDSC as low as possible, the Fund first will redeem the shares acquired through dividend reinvestment followed by shares you have held for the longest time and thus have the lowest CDSC.

..    If you exchange Class B or Class C shares of an unrelated mutual fund for
     Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12B-1 FEES
----------

Each One Group Fund described in this prospectus has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called "12b-1 fees." 12b-1 fees are paid by the One Group Funds to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group Funds.


The 12b-1 fees vary by share class as follows:

1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

..    The Distributor may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, the Distributor received 12b-1 fees totaling .25% of the average daily net assets of Class A, and 1.00% of the average daily net assets of Class B and Class C shares, respectively.

..    The Distributor may pay 12b-1 fees to its affiliates, including Banc One
     Investment Advisors, or any sub-advisor.

Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

================================================================================

Sales Charge Reductions and Waivers

REDUCING YOUR CLASS A SALES CHARGES
-----------------------------------

In taking advantage of the methods listed below,you may link all One Group Funds in which you invest,as well as all One Group Funds owned by your spouse or domestic partner and children under the age of 21 who share your residential address.It is your responsibility when investing to inform your Shareholder Servicing Agent or One Group that you would like to have one or more Funds linked together for purposes of reducing the initial sales charge.


There are several ways you can reduce the sales charges you pay on Class A shares:

..    Right of Accumulation: To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C shares of a Fund (except Class A shares of a money market Fund) held in:

     1.   Your account(s);

     2.   Account(s) of your spouse or domestic partner;

     3. Account(s) of children under the age of 21 who share your residential address;

     4. Trust accounts established by any of the individuals in items the (1) through (3) above.If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

     5.   Solely controlled business accounts; and

     6.   Single-participant retirement plans of any of the individuals in items
          (1) through (3) above.



You should inform your Shareholder Servicing Agent if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. Appropriate documentation may be required.

..    Letter of Intent: Provided you satisfy the minimum initial investment requirement, you may purchase Class A shares of one or more One Group Funds (other than the Money Market Funds) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13 month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Shareholder Servicing Agent that have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference.


To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your Account Application or contact your Shareholder Servicing Agent. To determine if you are eligible for the accumulation privilege, call 1-800-480-4111.These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE
----------------------------------

No sales charge is imposed on Class A shares of the Funds if the shares were:

1.   Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other One Group shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

     .    One Group.

     .    Bank One Corporation and its subsidiaries and affiliates.

     . State Street Bank and Trust Company and its subsidiaries and affiliates.

     . Broker-dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

     . An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4.   Bought by:

     . Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial capacity or accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

     . Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

     . Shareholder Servicing Agents who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution.Appropriate documentation may be required.

6. Bought with proceeds from the sale of Class A shares of a One Group Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be 90 required.

7.   Bought with assets of One Group.

8. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

9.   Purchased during a Fund's special offering.

10. Bought by a "charitable organization" as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

WAIVER OF THE CLASS B AND CLASS C SALES CHARGE
----------------------------------------------

No sales charge is imposed on redemptions of Class B or Class C shares of the
Funds:

1. If you withdraw no more than a specified percentage (as indicated in "Can I redeem on a systematic basis?") of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see "Can I redeem on a systematic basis?."

2. If you are the shareholder (or a joint shareholder) or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.

3. Exchanged in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.


4. Exchanged for Class B or Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read "Do I pay a sales charge on an exchange?."

5. If the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.


Waiver Applicable Only to Class C Shares
----------------------------------------

1. No sales charge is imposed on Class C shares of the Funds if the shares were bought with proceeds from the sale of Class C shares of a One Group Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

WAIVER QUALIFICATIONS
---------------------

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, call 1-800-480-4111 or contact your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.

================================================================================

Exchanging Fund Shares

What are my exchange privileges?
You may make the following exchanges:

..    Class A shares of a Fund may be exchanged for Class I shares of that Fund or Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

..    Class B shares of a Fund may be exchanged for Class B shares of another One
     Group Fund.

..    Class C shares of the Short-Term Municipal Bond Fund, the Ultra Short-Term
     Bond Fund, and the Short-Term Bond Fund (collectively the "Short-Term Bond Funds") may be exchanged for Class C shares of any other One Group Fund, including Class C shares of any of the Short-Term Bond Funds.

..    Class C shares of any other Fund may be exchanged for Class C shares of another One Group Fund, other than for Class C shares of the Short-Term Bond Funds.


One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in dollar cost averaging. To participate in the Systematic please select it on your Account Application. To learn more about it,please call 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.


Before making an exchange request, you should read the prospectus of the One Group Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling 1-800-480-4111.

When are exchanges processed?
Exchanges are processed the same business day they are received, provided:


..    State Street Bank and Trust Company receives the request by 4:00 p.m. ET.

..    You have provided One Group with all of the information necessary to process the exchange.

..    You have contacted your Shareholder Servicing Agent, if necessary.

Do I pay a sales charge on an exchange?
Generally, you will not pay a sales charge on an exchange. However:

..    You will pay a sales charge if you bought Class A shares of a fund that does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging unless you qualify for a sales charge waiver.

..    If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

     1. Your new Class B or Class C shares will be subject to the CDSC of the Fund from which you exchanged.

     2. The current holding period for your exchanged Class B or Class C shares, other than exchanged Class C shares of the Short-Term Bond Funds, is carried over to your new shares.

     3. If you exchange Class C shares of one of the Short-Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Are exchanges taxable?
Generally:

..    An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

..    An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

..    You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?
Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

..    To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other. For this purpose, substantive means an exchange in excess of $50,000.

..    Excessive exchange activity will result in revocation of your exchange privilege.

..    In addition, One Group reserves the right to reject any exchange request
     (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

..    The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.

..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if your account value falls below the minimum required balance. If your account is closed for this reason,you will not be charged a CDSC.For information on minimum required balances, please read, "How do I open an account?."

================================================================================

Redeeming Fund Shares

When can I redeem shares?
You may redeem all or some of your shares on any day that the Funds are open for business.

..    Redemption requests received before 4:00 p.m. ET (or when the NYSE closes)
     will be effective that day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?
You may use any of the following methods to redeem your shares:

     1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:
          ONE GROUP MUTUAL FUNDS
          P.O. BOX 8528
          BOSTON , MA 02266-8528

     2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is for shares worth $50,000 or less; and

     2.   The redemption is payable to the shareholder of record; and


     3. The redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account currently designated on your One Group account.


..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


     1.   A financial institution; or


     2.   Your Shareholder Servicing Agent.

..    State Street Bank and Trust Company may charge you a wire redemption fee.
     The current fee is $7.00.

..    Your redemption proceeds will be paid within seven (7) days after receipt of the redemption request.

..    One Group may hold redemption proceeds from the sale of shares you purchased by check until the purchase check has cleared,which may be as long as five (5) business days.

What will my shares be worth?

..    If you own Class A, Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC .

Can I redeem by telephone?
Yes, if you selected this option on your Account Application Form.

..    Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.

..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Can I redeem on a systematic basis?

..    If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic withdrawals in connection with required minimum distributions under a retirement plan may be in any amount.

..    Select the "Systematic Withdrawal Plan" option on the Account Application
     Form.

..    Specify the amount you wish to receive and the frequency of the payments.

..    You may designate a person other than yourself as the payee.

..    There is no fee for this service.

..    If you select this option, please keep in mind that:

1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

     . If you own Class B or Class C shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

     . Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each each month; or

     . Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund quarter.

2. The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limit above please see the Funds' Statement of Additional Information.New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC.Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.

3. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS
--------------------------------------------

..    Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

..    The Funds do not authorize market timers and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however,include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.

..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if your account value falls below the minimum required balance. If your account is closed for this reason you will not be charged a CDSC.For information on minimum required balances,please read,"How do I open an account?."

..    One Group may suspend your ability to redeem when:


     1.   Trading on the NYSE is restricted.


     2.   The NYSE is closed (other than weekend and holiday closings).

     3.   The SEC has permitted a suspension.

     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

..    You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

Privacy Policy

================================================================================

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties
We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

================================================================================
Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

================================================================================

Dividend Policies

Dividends
The Funds generally declare dividends quarterly. The Investor Conservative Growth Fund, however, generally declares dividends monthly. Dividends are distributed on the first business day of the next month after they are declared. Capital gains, if any, for all Funds are distributed at least annually.


The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.


Dividend Reinvestment

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.



If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.

Special Dividend Rules for Class B Shares
Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

Tax Treatment of Shareholders

Taxation of Shareholder Transactions
A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.


Taxation of Distributions
Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses and net capital gains [i.e., the excess of net long-term capital gains over net short-term capital losses]) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The One Group Investor Conservative Growth Fund does not expect a significant portion of its distributions to be derived from qualified dividend income.



Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.



Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning on or before December 31, 2008.



A Fund's use of a fund-of-funds structure could affect the amount, timing and character of distributions to you. See "Additional Tax Information Concerning the Funds of Funds" in the Statement of Additional Information.


 Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.


Tax Information

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.

================================================================================

Shareholder Statements and Reports
One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.


If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus OH 43271-1235, call 1-800-480-4111 or visit www.onegroup.com..

Management of One Group Mutual Funds

================================================================================
The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.

================================================================================

Advisory Fees
Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

================================================================================
                                                             ANNUAL RATE
                                                          AS PERCENTAGE OF
FUND                                                  AVERAGE DAILY NET ASSETS

One Group(R) Investor Conservative Growth Fund                             0.05%
-------------------------------------------------------------------------------
One Group(R) Investor Balanced Fund                                        0.05%
-------------------------------------------------------------------------------
One Group(R) Investor Growth & Income Fund                                 0.05%
-------------------------------------------------------------------------------
One Group(R) Investor Growth Fund                                          0.01%

================================================================================

The Fund Managers

No single person is responsible for managing the assets of the Funds. Rather, investment decisions for the Funds are made by a committee. Banc One Investment Advisors serves as the advisor to the underlying mutual funds, for which it receives a fee.

Legal Proceedings

================================================================================

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds").Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."



Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board")that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.



On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.



Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.



As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:



     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.



     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.



     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the securities exchange Act 1934, and breached their fiduciary duties to plaintiffs of the in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.



     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward
          J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.



     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.



     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.



     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.



     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group

          Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Courtfor the District of New Jersey. The suit aiieges among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act 1933, committed fraud in violation of Sections 10(b) of the Securities Act of 1934, and breached their fiduciary duties to plaintiffs of the Securities in violation Exchange of Section Act 206 of and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of
          Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.



     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.



     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.



     11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.



Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

O N E  G R O U P (R)
--------------------

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds'operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                       YEAR ENDED JUNE 30,
INVESTOR CONSERVATIVE GROWTH FUND              ---------------------------------------------------------------
CLASS A                                           2003         2002          2001         2000        1999
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    10.13   $    10.69    $    11.07   $    11.18   $    11.04
--------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                             0.35         0.41          0.49         0.49         0.44
   Net realized and unrealized gains
    (losses)from investments                         0.22        (0.52)        (0.11)       (0.03)        0.29
--------------------------------------------------------------------------------------------------------------
Total from Investment Activities                     0.57        (0.11)         0.38         0.46         0.73
--------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                            (0.35)       (0.41)        (0.49)       (0.49)       (0.46)
   Net realized gains                                  --        (0.04)        (0.27)       (0.08)       (0.13)
--------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.35)       (0.45)        (0.76)       (0.57)       (0.59)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    10.35   $    10.13    $    10.69   $    11.07   $    11.18
==============================================================================================================
Total Return (Excludes Sales Charge)                 5.86%       (1.13)%        3.48%        4.27%        6.77%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)           $  127,434   $   74,756    $   39,651   $   31,225   $   29,714
   Ratio of expenses to average net assets           0.49%        0.48%         0.45%        0.45%        0.45%
   Ratio of net investment income to average
    net assets                                       3.58%        3.90%         4.49%        4.46%        4.07%

   Ratio of expenses to average net
    assets*                                          0.59%        0.59%         0.57%        0.65%        0.67%
   Portfolio turnover(A)                            11.05%        9.21%         7.82%       23.76%        9.73%



                                                                       YEAR ENDED JUNE 30,
INVESTOR CONSERVATIVE GROWTH FUND              ---------------------------------------------------------------
CLASS B                                           2003         2002          2001         2000         1999
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    10.13   $    10.69    $    11.08   $    11.19   $    11.05
--------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                             0.28         0.33          0.41         0.41         0.36
   Net realized and unrealized gains
    (losses) from investments                        0.22        (0.52)        (0.12)       (0.03)        0.29
--------------------------------------------------------------------------------------------------------------
Total from Investment Activities                     0.50        (0.19)         0.29         0.38         0.65
--------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                            (0.28)       (0.33)        (0.41)       (0.41)       (0.38)
   Net realized gains                                  --        (0.04)        (0.27)       (0.08)       (0.13)
--------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.28)       (0.37)        (0.68)       (0.49)       (0.51)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    10.35   $    10.13    $    10.69   $    11.08   $    11.19
==============================================================================================================
Total Return (Excludes Sales Charge)                 5.09%       (1.86)%        2.62%        3.48%        6.10%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)           $  235,561   $  156,833    $  131,026   $  117,926   $  121,348
   Ratio of expenses to average net assets           1.24%        1.23%         1.20%        1.20%        1.20%
   Ratio of net investment income to average
    net assets                                       2.83%        3.13%         3.73%        3.70%        3.33%
   Ratio of expenses to average net
    assets*                                          1.24%        1.23%         1.22%        1.30%        1.32%
   Portfolio turnover(A)                            11.05%        9.21%         7.82%       23.76%        9.73%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

O N E  G R O U P(R)
-------------------

FINANCIAL HIGHLIGHTS


                                                                    YEAR ENDED JUNE 30,
INVESTOR CONSERVATIVE GROWTH FUND              ---------------------------------------------------------------
CLASS C                                           2003         2002          2001         2000        1999
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF  PERIOD          $    10.12   $    10.68    $    11.06   $    11.17   $    11.03
--------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                      0.28         0.33          0.41         0.41         0.36
   Net realized and unrealized                       0.21        (0.52)        (0.11)       (0.03)        0.29
   gains (losses) from investments
--------------------------------------------------------------------------------------------------------------
Total from Investment Activities                     0.49        (0.19)         0.30         0.38         0.65
--------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                            (0.28)       (0.33)        (0.41)       (0.41)       (0.38)
   Net realized gains                                   -        (0.04)        (0.27)       (0.08)       (0.13)
--------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.28)       (0.37)        (0.68)       (0.49)       (0.51)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    10.33   $    10.12    $    10.68   $    11.06   $    11.17
==============================================================================================================
Total Return (Excludes Sales Charge)                 5.01%       (1.85)%        2.72%        3.48%        6.00%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)           $   27,162   $   11,674    $    7,336   $    7,207   $    8,742

   Ratio of expenses to average net assets           1.24%        1.23%         1.20%        1.20%       1.20%

   Ratio of net investment income
    to average net assets                            2.87%        3.16%         3.75%        3.70%       3.32%
   Ratio of expenses to average
    net assets*                                      1.24%        1.23%         1.22%        1.30%       1.33%
   Portfolio turnover(A)                            11.05%        9.21%         7.82%       23.76%       9.73%



                                                                      YEAR ENDED JUNE 30,
INVESTOR BALANCED FUND                         ---------------------------------------------------------------
CLASS A                                           2003         2002          2001         2000         1999
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    10.48   $    11.44    $    12.52   $    12.24   $    11.83
--------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                      0.28         0.34          0.43         0.47         0.42
   Net realized and unrealized
    gains (losses) from investments                  0.15        (0.92)        (0.53)        0.30         0.79
--------------------------------------------------------------------------------------------------------------
Total from Investment Activities                     0.43        (0.58)        (0.10)        0.77         1.21
--------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                            (0.28)       (0.34)        (0.43)       (0.46)       (0.48)
   Net realized gains                                  --        (0.04)        (0.55)       (0.03)       (0.32)
--------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.28)       (0.38)        (0.98)       (0.49)       (0.80)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    10.63   $    10.48    $    11.44   $    12.52   $    12.24
==============================================================================================================
Total Return (Excludes Sales Charge)                 4.32%       (5.13)%       (0.94)%       6.43%       10.70%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)           $  344,041   $  281,567    $  249,797   $  219,684   $  177,336

   Ratio of expenses to average
    net assets                                       0.49%        0.48%         0.45%        0.45%        0.45%
   Ratio of net investment income
    to average net assets                            2.83%        3.13%         3.66%        3.82%        3.27%
   Ratio of expenses to average net
    assets*                                          0.59%        0.58%         0.57%        0.62%        0.61%
   Portfolio turnover(A)                            20.93%       20.23%         7.13%       20.99%       13.51%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                              FINANCIAL HIGHLIGHTS
O N E  G R O U P (R)
--------------------


INVESTOR BALANCED FUND                                                        YEAR ENDED JUNE 30,
                                                          ------------------------------------------------------------
CLASS B                                                     2003        2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $   10.46   $   11.43    $   12.51    $   12.24    $   11.82
----------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                0.21        0.26         0.35         0.37         0.33
   Net realized and unrealized gains (losses) from
   investments                                                 0.15       (0.93)       (0.53)        0.30         0.81
----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                               0.36       (0.67)       (0.18)        0.67         1.14
----------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                      (0.21)      (0.26)       (0.35)       (0.37)       (0.40)
   Net realized gains                                            --       (0.04)       (0.55)       (0.03)       (0.32)
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.21)      (0.30)       (0.90)       (0.40)       (0.72)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $   10.61   $   10.46    $   11.43    $   12.51    $   12.24
======================================================================================================================
Total Return (Excludes Sales Charge)                           3.56%      (5.92)%      (1.66)%       5.58%       10.01%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                      $ 467,665   $ 406,991    $ 367,716    $ 298,942    $ 229,671
   Ratio of expenses to average net assets                     1.24%       1.23%        1.20%        1.20%        1.20%
   Ratio of net investment income to average net assets        2.08%       2.39%        2.92%        3.04%        2.78%
   Ratio of expenses to average net assets*                    1.24%       1.23%        1.22%        1.27%        1.26%
   Portfolio turnover(A)                                      20.93%      20.23%        7.13%       20.99%       13.51%



INVESTOR BALANCED FUND                                                        YEAR ENDED JUNE 30,
                                                          ------------------------------------------------------------
CLASS C                                                     2003        2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $   10.41   $   11.38    $   12.46    $   12.19    $   11.77
----------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                0.20        0.26         0.34         0.37         0.32
   Net realized and unrealized gains (losses) from
   investments                                                 0.15       (0.92)       (0.53)        0.30         0.81
----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                               0.35       (0.66)       (0.19)        0.67         1.13
----------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                      (0.21)      (0.27)       (0.34)       (0.37)       (0.39)
   Net realized gains                                            --       (0.04)       (0.55)       (0.03)       (0.32)
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.21)      (0.31)       (0.89)       (0.40)       (0.71)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $   10.55   $   10.41    $   11.38    $   12.46    $   12.19
======================================================================================================================
Total Return (Excludes Sales Charge)                           3.55%      (5.92)%      (1.67)%       5.59%       10.04%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                      $  43,506   $  23,272    $  17,397    $  16,095    $  14,963
   Ratio of expenses to average net assets                     1.24%       1.23%        1.20%        1.20%        1.20%
   Ratio of net investment income to average net assets        2.13%       2.40%        2.93%        3.08%        2.85%
   Ratio of expenses to average net assets*                    1.24%       1.23%        1.22%        1.27%        1.26%
   Portfolio turnover(A)                                      20.93%      20.23%        7.13%       20.99%       13.51%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                              FINANCIAL HIGHLIGHTS
O N E  G R O U P (R)
--------------------


INVESTOR GROWTH & INCOME FUND                                                 YEAR ENDED JUNE 30,
                                                          ------------------------------------------------------------
CLASS A                                                     2003        2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $   10.83   $   12.33    $   13.96    $   13.40    $   12.69
----------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                       0.18        0.25         0.36         0.39         0.36
   Net realized and unrealized gains (losses) from
   investments                                                (0.02)      (1.41)       (0.83)        0.65         1.27
----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                               0.16       (1.16)       (0.47)        1.04         1.63
----------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                      (0.18)      (0.25)       (0.37)       (0.39)       (0.45)
   Net realized gains                                            --       (0.09)       (0.79)       (0.09)       (0.47)
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.18)      (0.34)       (1.16)       (0.48)       (0.92)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $   10.81   $   10.83    $   12.33    $   13.96    $   13.40
======================================================================================================================
Total Return (Excludes Sales Charge)                           1.60%      (9.53)%      (3.71)%       7.85%       13.62%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                      $ 347,098   $ 334,005    $ 372,933    $ 299,207    $ 245,151
   Ratio of expenses to average net assets                     0.50%       0.48%        0.45%        0.45%        0.45%
   Ratio of net investment income to average net assets        1.76%       2.15%        2.79%        2.91%        1.54%
   Ratio of expenses to average net assets*                    0.60%       0.58%        0.59%        0.63%        0.62%
   Portfolio turnover(A)                                      23.09%      24.96%        6.15%       21.50%       17.87%



INVESTOR GROWTH & INCOME FUND                                                 YEAR  ENDED JUNE 30,
                                                          ------------------------------------------------------------
CLASS B                                                     2003        2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $   10.79   $   12.28    $   13.91    $   13.36    $   12.64
----------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                0.10        0.16         0.27         0.29         0.26
   Net realized and unrealized gains (losses) from
   investments                                                (0.02)      (1.40)       (0.84)        0.64         1.29
----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                               0.08       (1.24)       (0.57)        0.93         1.55
----------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                      (0.10)      (0.16)       (0.27)       (0.29)       (0.36)
   Net realized gains                                            --       (0.09)       (0.79)       (0.09)       (0.47)
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.10)      (0.25)       (1.06)       (0.38)       (0.83)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $   10.77   $   10.79    $   12.28    $   13.91    $   13.36
======================================================================================================================
Total Return (Excludes Sales Charge)                           0.84%     (10.15)%     (4.41)%        7.04%       12.93%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (O00)                      $ 532,059   $ 522,731    $ 487,342    $ 362,151    $ 221,088
   Ratio of expenses to average net assets                     1.25%       1.23%        1.20%        1.20%        1.20%
   Ratio of net investment income to average net assets        1.01%       1.38%        2.05%        2.13%        2.12%
   Ratio of expenses to average net assets*                    1.25%       1.23%        1.23%        1.28%        1.27%
   Portfolio turnover(A)                                      23.09%      24.96%        6.15%       21.50%       17.87%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                              FINANCIAL HIGHLIGHTS
O N E  G R O U P (R)
--------------------


INVESTOR GROWTH & INCOME FUND                                                 YEAR ENDED JUNE 30,
                                                          ------------------------------------------------------------
CLASS C                                                     2003        2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $   10.69   $   12.18    $   13.80    $   13.25    $   12.54
----------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                       0.11        0.16         0.28         0.29         0.26
   Net realized and unrealized gains (losses) from
   investments                                                (0.03)      (1.39)       (0.84)        0.64         1.28
----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                               0.08       (1.23)       (0.56)        0.93         1.54
----------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                      (0.11)      (0.17)       (0.27)       (0.29)       (0.36)
   Net realized gains                                            --       (0.09)       (0.79)       (0.09)        0.47)
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.11)      (0.26)       (1.06)       (0.38)       (0.83)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $   10.66   $   10.69    $   12.18    $   13.80    $   13.25
======================================================================================================================
Total Return (Excludes Sales Charge)                           0.82%     (10.19)%      (4.40)%       7.10%       12.94%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                      $  49,205   $  29,644    $  18,361    $  16,944    $  12,347
   Ratio of expenses to average net assets                     1.25%       1.23%        1.20%        1.20%        1.20%
   Ratio of net investment income to average net assets        1.04%       1.36%        2.10%        2.18%        2.20%
   Ratio of expenses to average net assets*                    1.25%       1.23%        1.24%        1.28%        1.27%
   Portfolio turnover(A)                                      23.09%      24.96%        6.15%       21.50%       17.87%



INVESTOR GROWTH & INCOME FUND                                                 YEAR ENDED JUNE 30,
                                                          ------------------------------------------------------------
CLASS A                                                     2003        2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $   11.03   $   12.97    $   15.25    $   14.30    $   13.33
----------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                                0.06        0.12         0.25         0.33         0.29
   Net realized and unrealized gains (losses) from
   investments                                                (0.24)      (1.80)       (1.11)        1.09         1.74
----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                              (0.18)      (1.68)       (0.86)        1.42         2.03
----------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                      (0.04)      (0.10)       (0.23)       (0.31)       (0.40)
   Net realized gains                                            --       (0.16)       (1.19)       (0.16)       (0.66)
   Return of capital                                          (0.01)         --           --           --           --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.05)      (0.26)       (1.42)       (0.47)       (1.06)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $   10.80   $   11.03    $   12.97    $   15.25    $   14.30
======================================================================================================================
Total Return (Excludes Sales Charge)                          (1.55)%    (13.06)%      (6.27)%      10.04%       16.40%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                      $ 201,843   $ 195,576    $ 197,065    $ 140,449    $ 100,789
   Ratio of expenses to average net assets                     0.50%       0.48%        0.45%        0.45%        0.45%
   Ratio of net investment income to average net assets        0.60%       1.02%        1.81%        2.25%        2.08%
   Ratio of expenses to average net assets*                    0.70%       0.66%        0.62%        0.67%        0.66%
   Portfolio turnover(A)                                      15.96%      29.37%        7.43%       28.66%       14.62%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                              FINANCIAL HIGHLIGHTS
O N E  G R O U P (R)
--------------------


INVESTOR GROWTH & INCOME FUND                                                 YEAR ENDED JUNE 30,
                                                          ------------------------------------------------------------
CLASS B                                                     2003        2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $   11.02   $   13.01    $   15.35    $   14.44    $   13.47
----------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                      (0.02)       0.04         0.17         0.24         0.20
   Net realized and unrealized gains (losses) from
   investments                                                (0.23)      (1.81)       (1.14)        1.07         1.76
----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                              (0.25)      (1.77)       (0.97)        1.31         1.96
----------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                         --       (0.06)       (0.18)       (0.24)       (0.33)
   Net realized gains                                           -(B)      (0.16)       (1.19)       (0.16)       (0.66)
   Return of capital                                            -(B)         --           --           --           --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                             -(B)      (0.22)       (1.37)       (0.40)       (0.99)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $   10.77   $   11.02    $   13.01    $   15.35    $   14.44
======================================================================================================================
Total Return (Excludes Sales Charge)                          (2.26)%    (13.74)%      (6.97)%       9.14%       15.57%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                      $ 426,245   $ 441,074    $ 429,869    $ 302,162    $ 168,823
   Ratio of expenses to average net assets                     1.25%       1.23%        1.20%        1.20%        1.20%
   Ratio of net investment income to average net assets       (0.15)%      0.27%        1.08%        1.41%        1.44%
   Ratio of expenses to average net assets*                    1.35%       1.31%        1.27%        1.32%        1.31%
   Portfolio turnover(A)                                      15.96%      29.37%        7.43%       28.66%       14.62%



INVESTOR GROWTH & INCOME FUND                                                 YEAR ENDED JUNE 30,
                                                          ------------------------------------------------------------
CLASS C                                                     2003        2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $   10.89   $   12.86    $   15.19    $   14.30    $   13.34
----------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                      (0.01)       0.04         0.18         0.24         0.18
   Net realized and unrealized gains (losses) from
   investments                                                (0.24)      (1.79)       (1.14)        1.05         1.77
----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                              (0.25)      (1.75)       (0.96)        1.29         1.95
----------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                         --       (0.06)       (0.18)       (0.24)       (0.33)
   Net realized gains                                           -(B)      (0.16)       (1.19)       (0.16)       (0.66)
   Return of capital                                            -(B)         --           --           --           --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                             -(B)      (0.22)       (1.37)       (0.40)       (0.99)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $   10.64   $   10.89    $   12.86    $   15.19    $   14.30
======================================================================================================================
Total Return (Excludes Sales Charge)                          (2.26)%    (13.74)%      (7.01)%       9.08%       15.65%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                      $  40,523   $  26,076    $  18,900    $  19,404    $  15,071
   Ratio of expenses to average net assets                     1.25%       1.23%        1.20%        1.20%        1.20%
   Ratio of net investment income to average net assets       (0.14)%      0.22%        1.23%        1.52%        1.50%
   Ratio of expenses to average net assets*                    1.35%       1.31%        1.27%        1.32%        1.31%
   Portfolio turnover(A)                                      15.96%      29.37%        7.43%       28.66%       14.62%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (B) Amount is less than $0.01.

Appendix A


The following is a brief description of the principal investment policies of each of the underlying funds.

================================================================================

One Group Prime Money Market Fund
One Group Prime Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will concentrate in the financial services industry, including asset-backed commercial paper programs. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940.

================================================================================

One Group Ultra Short-Term Bond Fund
One Group Ultra Short-Term Bond Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The Fund mainly invests in all types of investment grade debt securities (or unrated securities which Banc One Investment Advisors determines to be of comparable quality), including mortgage-backed securities, asset-backed securities and money market instruments. As part of its main investment strategy, the Fund invests in adjustable rate mortgage pass-through securities and other securities representing an interest in or secured by mortgages with periodic interest rate resets. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical nature of the transaction.

================================================================================

One Group Short-Term Bond Fund
One Group Short-Term Bond Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities. The Fund mainly invests in investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality) with short to intermediate remaining maturities. These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

================================================================================

One Group Intermediate Bond Fund
One Group Intermediate Bond Fund seeks current income consistent with the preservation of capital through investments in high- and medium-grade fixed-income securities with intermediate maturities. The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality) including bonds, notes and U.S. government obligations with intermediate maturities. These include mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

================================================================================

One Group Bond Fund
One Group Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities. The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

================================================================================

One Group Income Bond Fund

One Group Income Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities. The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by Banc One Investment Advisors). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e. junk bonds.) The Fund may not invest more than 30% of its total assets in these securities. The Fund also invests in mortgage-backed and asset-backed securities, and certain obligations and securities of foreign issuers. The Fund invests in securities with short to long maturities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

================================================================================

One Group Government Bond Fund

One Group Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (e.g., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities. Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Government Bond Fund spreads its holdings across various security types within the government market sector (e.g. U.S. government agency securities and agency mortgage-backed securities). Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction.

================================================================================

One Group High Yield Bond Fund
One Group High Yield Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or are unrated. Capital appreciation is a secondary objective. The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock, and loan participations. The Fund's investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund's investments.

================================================================================

One Group Small Cap Growth Fund
One Group Small Cap Growth Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies. The Fund invests mainly in common stock, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small-capitalization companies. Generally, the Fund invests in small-cap companies with market capitalizations ranging from $100 million to $3 billion at the time of investment.

================================================================================

One Group Small Cap Value Fund

One Group Small Cap Value Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies. The Fund invests mainly in equity securities of small domestic companies with market capitalizations of $100 million to $3 billion at the time of investment In reviewing investment opportunities, Banc One Investment Advisors uses a value-oriented approach. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-book, and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and recent transactions involving similar businesses. Stocks are sold based on price considerations or when they are no longer expected to appreciate in value.

================================================================================

One Group Mid Cap Growth Fund

One Group Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Fund typically invests in mid-cap companies with market capitalizations of $500 million to $10 billion at the time of investment. Typically, the Fund acquires shares of established companies with a history of above-average growth. Dividend return is not a primary factor in security selection. The Fund also invests in smaller companies in emerging growth industries.


================================================================================

One Group Mid Cap Value Fund

One Group Mid Cap Value Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. The Fund invests mainly in equity securities of companies with below-market average price-to-earnings and price-to-book value ratios and with market capitalizations of $500 million to $10 billion at the time of investment. In choosing investments, the Fund considers the issuer's soundness and earnings prospects on a long-term basis. In seeking to achieve the objective of capital appreciation, Banc One Investment Advisors uses a value-oriented approach. Companies are mainly selected based upon such valuation characteristics as price-to-earnings, price-to-book, and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies based on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and the company's business model. As a secondary consideration, Banc One Investment Advisors looks for companies that have the potential to increase their dividends over time. Banc One Investment Advisors also gives some consideration to a value company's opportunity for growth in earnings, book value and cash flow. Stocks are sold based on price considerations or when other stocks present better opportunities.

================================================================================

One Group Diversified Mid Cap Fund

One Group Diversified Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment. The Fund looks for companies of this size with strong potential, attractive valuation, growing market share and a sustainable competitive advantage. In choosing mid cap securities, the Fund invests in both value- and growth-oriented companies.

================================================================================

One Group Market Expansion Index Fund
One Group Market Expansion Index Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard and Poor's SmallCap 600 Index

("S&P SmallCap 600") and the Standard and Poor's MidCap 400 Index ("S&P MidCap 400")/1/. The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indices. Because the Fund uses an enhanced index strategy, not all of the stocks in the indices are included in the Fund and the Fund's position in an individual stock may be overweighted or underweight when compared to the indices. Nonetheless, the Fund, under normal circumstances, will hold 80% or more 0f the stocks in the combined indices in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indices of at least 0.95, without taking into account the Fund's expenses.

/1/ "S&P SmallCap 600" and "S&P MidCap 400" are registered service marks of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

================================================================================

One Group Large Cap Growth Fund

One Group Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. The Fund invests mainly in equity securities of large, well-established companies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. Typically, the Fund invests in companies with a history of above-average growth or companies expected to enter periods of above-average growth. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-sales and price-to-cash flows as compared to their peers and their expected and historic growth rates. Stocks are sold based upon price considerations or when deteriorating fundamentals are expected to be long-term in nature.

================================================================================

One Group Large Cap Value Fund

One Group Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. The Fund invests mainly in equity securities of large companies with market capitalizations in excess of $4 billion at the time of investment. In reviewing investment opportunities, Banc One Investment Advisors uses a value-oriented approach. Companies are mainly selected based upon such valuation characteristics as price-to-earnings, price-to-book, and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies based on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and the company's business model. The Fund also may invest in the stock of companies which have "breakup values" well in excess of current market values or which have uniquely undervalued corporate assets. Banc One Investment Advisors also gives some consideration to a value company's opportunity for growth in earnings, book value and cash flow. Stocks are sold based on price considerations or when other stocks present better opportunities.

================================================================================

One Group Equity Income Fund
One Group Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. The Fund attempts to keep its dividend yield above the

Standard & Poor's 500 Composite Price Index ("S&P 500 Index")/1/ by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. As part of its main investment strategy, the Fund may invest in convertible bonds and REITs. Because yield is the main consideration is selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and are, therefore selling below what Banc One Investment Advisors believes to be their long-term investment value.


/1/ "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

================================================================================


One Group Diversified Equity Fund

One Group Diversified Equity Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income. The Fund invests mainly in common stocks of companies that have good fundamentals and reasonable valuations with the potential for continued earnings growth over time. The Fund uses a multi-style approach, meaning that it may invest across different capitalization levels targeting both value- and growth-oriented companies as well as blended companies which have both value and growth characteristics.

================================================================================

One Group Equity Index Fund

One Group Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index./1/ The Fund invests mainly in stocks included in the S&P 500 Index. The Fund also may invest in stock index futures and other equity derivatives. Banc One Investment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund's future expenses.

/1/ "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

================================================================================


One Group Market Neutral Fund
One Group Market Neutral Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance. The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that Banc One Investment Advisors considers to be attractive and 'short selling' stocks that Banc One Investment Advisors considers to be unattractive. Banc One Investment Advisors considers a company's fundamentals and valuation in determining whether a stock is attractive or unattractive and whether to invest in or short-sell a stock. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies. The Fund intends to maintain approximately equal value exposure in its long and short positions in order to offset the effects on its performance resulting from general domestic stock market movements or sector swings. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market.

================================================================================

One Group International Equity Index Fund
One Group International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI EAFE GDP Index./1/ The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund may also invest in stock index futures. Banc One Investment Advisors attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund's expenses. As part of its investment strategy, the Fund may invest in securities of emerging international markets such as Mexico, Chile and Brazil. Banc One Investment Advisors selects securities of emerging markets that are included in the Morgan Stanley Emerging Market Free Index based on size, risk and ease of investing in the country's market (e.g. reasonable settlement procedures). Most of the Fund's assets will be denominated in foreign currencies.

/1/ "MSCI EAFE GDP Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

================================================================================

One Group Diversified International Fund

One Group Diversified International Fund seeks long-term capital growth by investing primarily in equity securities of foreign issuers. The Fund invests mainly in the securities of companies located in Europe, Asia and Latin America. The Fund also will invest in other regions and countries that present attractive investment opportunities, including developing countries. In selecting a country for investment, Banc One Investment Advisors analyzes global economic, political and market conditions. In selecting individual securities, Banc One Investment Advisors emphasizes core holdings that are diversified by region, country, sector, capitalization and investment styles. Securities also are selected based upon such characteristics as relative price-to-earnings, dividend yield, and price momentum.

================================================================================

One Group Real Estate Fund
One Group Real Estate Fund seeks a high level of curent income and long-term capital appreciation primarily through investments in real estate securities. The Fund mainly invests in common stocks of real estate investment trusts ("REITs") and other real estate companies. The Fund also invests in other types of equity securities of real estate companies including rights, warrants, convertible securities and preferred stocks. The Fund does not invest in real estate directly. In selecting securities for the Fund, the Advisor looks for securities that it believes will provide shareholders with total returns which compare favorably with other mutual funds that invest primarily in real estate securities.

Appendix B

Investment Practices

The underlying funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


==========================================================================
                Fund Name                                        Fund Code
--------------------------------------------------------------------------
One Group (R) Prime Money Market Fund                                1
--------------------------------------------------------------------------
One Group (R) Short-Term Bond Fund                                   2
--------------------------------------------------------------------------
One Group (R) Intermediate Bond Fund                                 3
--------------------------------------------------------------------------
One Group (R) Income Bond Fund                                       4
--------------------------------------------------------------------------
One Group (R) Bond Fund                                              5
--------------------------------------------------------------------------
One Group (R) High Yield Bond Fund                                   6
--------------------------------------------------------------------------
One Group (R) Government Bond Fund                                   7
--------------------------------------------------------------------------
One Group (R) Ultra Short-Term Bond Fund                             8
--------------------------------------------------------------------------
One Group (R) Market Neutral Bond Fund                               9
--------------------------------------------------------------------------
One Group (R) Mid Cap Value Fund                                    10
--------------------------------------------------------------------------
One Group (R) International Equity Index Fund                       11
--------------------------------------------------------------------------
One Group (R) Diversified International Fund                        12
--------------------------------------------------------------------------
One Group (R) Large Cap Growth Fund                                 13
--------------------------------------------------------------------------
One Group (R) Large Cap Value Fund                                  14
--------------------------------------------------------------------------
One Group (R) Mid Cap Growth Fund                                   15
--------------------------------------------------------------------------
One Group (R) Diversified Mid Cap Fund                              16
--------------------------------------------------------------------------
One Group (R) Diversified Equity Fund                               17
--------------------------------------------------------------------------
One Group (R) Small Cap Growth Fund                                 18
--------------------------------------------------------------------------
One Group (R) Small Cap Value Fund                                  19
--------------------------------------------------------------------------
One Group (R) Equity Income Fund                                    20
--------------------------------------------------------------------------
One Group (R) Equity Index Fund                                     21
--------------------------------------------------------------------------
One Group (R) Market Expansion Index Fund                           22
--------------------------------------------------------------------------
One Group (R) Real Estate Fund                                      23
--------------------------------------------------------------------------



Instrument                                          Fund Code    Risk Type
================================================================================
Adjustable Rate Mortgage Loans ("ARMs"): Loans in   2-8, 23      Prepayment
a mortgage pool which provide for a fixed initial                Market
mortgage interest rate for a specified period of                 Credit
time, after which the rate may be subject to                     Regulatory
periodic adjustments.
--------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by      1-6, 8, 12,  Prepayment
company receivables, home equity loans, truck and   16, 19, 23   Market
auto loans, leases, credit card receivables and                  Credit
other securities backed by other types of                        Regulatory
receivables or other assets.
--------------------------------------------------------------------------------

Instrument                                          Fund Code    Risk Type
================================================================================
Bankers' Acceptances: Bills of exchange or time     1-6, 8-23    Credit
drafts drawn on and accepted by a commercial bank.               Liquidity
Maturities are generally six months or less.                     Market
--------------------------------------------------------------------------------
Call and Put Options: A call option gives the       2-8, 10-23   Management
buyer the right to buy, and obligates the seller                 Liquidity
of the option to sell, a security at a specified                 Credit
price at a future date. A put option gives the                   Market
buyer the right to sell, and obligates the seller                Leverage
of the option to buy, a security at a specified
price at a future date. The Funds will sell only
covered call and secured put options.
--------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments     1-6, 8-23    Credit
with a stated maturity.                                          Liquidity
                                                                 Market
--------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term  1-6, 8-23    Credit
promissory notes issued by corporations and other                Liquidity
entities. Maturities generally vary from a few                   Market
days to nine months.
--------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.     6, 9-23      Market
--------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock    3-6, 8       Market
that can convert to common stock.                   10-23        Credit
--------------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and      2-6, 8,      Market
non-convertible debt securities.                    13, 23       Credit
--------------------------------------------------------------------------------
Currency Futures and Related Options: A Fund may    4, 11, 12,   Management
engage in transactions in financial futures and     23           Liquidity
related options, which are generally described                   Credit Market
below. A Fund will enter into these transactions                 Political
in foreign currencies for hedging purposes only.                 Leverage
                                                                 Foreign
                                                                 Investment
--------------------------------------------------------------------------------
Demand Features: Securities that are subject to     1-6, 8, 23   Market
puts and standby commitments to purchase the                     Liquidity
securities at a fixed price (usually with accrued                Management
interest) within a fixed period of time following
demand by a Fund.
--------------------------------------------------------------------------------
Exchange-Traded Funds: Ownership in unit            9-23         Market
investment trusts, depositary receipts, and other
pooled investment vehicles that hold a portfolio
of securities or stocks designed to track the
price performance and dividend yield of a
particular broad based, sector or international
index. Exchang-traded funds or ETFs include a wide
range of investments such as iShares, Standard and
Poor's Depository Receipts ("SPDRs"), and NASDAQ
100's. The Equity Index Fund invests only in SPDRs
and other ETFs that track the S&P 500.
--------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes    1            Market
which normally mature within a short period of                   Credit
time (e.g., one month) but which may be extended                 Liability
by the issuer for a maximum maturity of 13 months.
--------------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed     2-8, 23      Credit
rate mortgage loans or mortgage pools which bear                 prepayment
simple interest at fixed annual rates and have                   Regulatory
short- to long-term final maturities.                            Market
--------------------------------------------------------------------------------

Instrument                                          Fund Code    Risk Type
================================================================================
Foreign Securities: Securities issued by foreign    1-6, 8-23    Market
companies, as well as commercial paper of foreign                Political
issuers and obligations of foreign banks, overseas               Liquidity
branches of U.S. banks and supranational entities.               Foreign
Includes American Depositary Receipts, Global                    Investment
Depositary Receipts, American Depositary
Securities and European Depositary Receipts.
--------------------------------------------------------------------------------
Forward Foreign Exchange Transactions: Contractual  4, 11, 12    Management
agreement to purchase or sell one specified                      Liquidity
currency for another currency at a specified                     Credit
future date and price. A Fund will enter into                    Market
forward foreign exchange transactions for hedging                Political
purposes only.                                                   Leverage
                                                                 Foreign
                                                                 Investment
--------------------------------------------------------------------------------
Futures and Related Options: A contract providing   2-23         Management
for the future sale and purchase of a specified                  Market
amount of a specified security, class of                         Credit
securities, or an index at a specified time in the               Liquidity
future and at a specified price.                                 Leverage
--------------------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate    2-8          Market
debt instruments with interest rates that reset in               Leverage
the opposite direction from the market rate of                   Credit
interest to which the inverse floater is indexed.
--------------------------------------------------------------------------------
Investment Company Securities: Shares of other      1-23         Market
mutual funds,including One Group money market
funds and shares of other money market mutual
funds for which Banc One Investment Advisors or
its affiliates serve as investment advisor or
administrator. The Government Bond Fund will
purchase only shares of investment companies which
invest exclusively in U.S. Treasury and other
agency obligations. Banc One Investment Advisors
will waive certain fees when investing in funds
for which it serves as investment advisor, to the
extent required by law.
--------------------------------------------------------------------------------
Loan Participations and Assignments:                2-6, 8, 23   Credit
Participations in, or assignments of all or a                    Political
portion of loans to corporations or to governments               Foreign
of less developed countries ("LDCs").                            Investment
                                                                 Market
                                                                 Liquidity
--------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations        1-8, 12,     Prepayment
secured by real estate loans and pools of loans.    16, 19, 23   Market
These include collateralized mortgage obligations                Credit
("CMOs"), and Real Estate Mortgage Investment                    Regulatory
Conduits ("REMICs").
--------------------------------------------------------------------------------
Mortgage Dollar Rolls: A transaction in which a     2-8, 12,     Prepayment
Fund sells securities for delivery in a current     16, 19       Market
month and simultaneously contracts with the same                 Regulatory
party to repurchase similar but not identical
securities on a specified future date.
--------------------------------------------------------------------------------

Instrument                                          Fund Code    Risk Type
================================================================================
Municipal Bonds: Securities issued by a state or    1-6, 8       Market
political subdivision to obtain funds for various                Credit
public purposes. Municipal bonds include private                 Political
activity bonds and industrial development bonds,                 Tax
as well as General Obligation Notes, Tax                         Regulatory
Anticipation Notes, Bond Anticipation Notes,
Revenue Anticipation Notes, Project Notes, other
short-term tax-exempt obligations, municipal
leases, and obligations of municipal housing
authorities and single family revenue bonds.
--------------------------------------------------------------------------------
New Financial Products: New options and futures     2-8, 10-23   Management
contracts, and other financial products continue                 Credit
to be developed and the Fund may invest in such                  Market
options, contracts and products.                                 Liquidity
--------------------------------------------------------------------------------
Obligations of Supranational Agencies: Obligations  4, 11, 12,   Credit
of supranational agencies which are chartered to    16, 19       Foreign
promote economic development and are supported by                Investment
various governments and governmental agencies.
--------------------------------------------------------------------------------
Participation Interests: Interests in municipal     1            Credit
securities, including municipal leases, from                     Tax
financial institutions such as commercial and
investment banks, savings and loan associations
and insurance companies. These interests may take
the form of participations, beneficial interests
in a trust, partnership interests or any other
form of indirect ownership that allows the Funds
to treat the income from the investment as exempt
from federal income tax.
--------------------------------------------------------------------------------
Preferred Stock: A class of stock that generally    2-6, 9-23    Market
pays a dividend at a specified rate and has
preference over common stock in the payment of
dividends and in liquidation.
--------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled     2-6, 9-23    Liquidity
investment vehicles that invest primarily in                     Management
income-producing real estate or real estate                      Market
related loans or interest.                                       Prepayment
                                                                 Tax
--------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security   1-23         Credit
and the simultaneous commitment to return the                    Market
security to the seller at an agreed upon price on                Liquidity
an agreed upon date. This is treated as a loan.
--------------------------------------------------------------------------------
Restricted Securities: Securities not registered    1-6, 8-23    Liquidity
under the Securities Act of 1933, such as                        Market
privately placed commercial paper and Rule 144A
securities.
--------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a        1-22         Market
security and the simultaneous commitment to buy                  Leverage
the security back at an agreed upon price on an
agreed upon date. This is treated as a borrowing
by a Fund.
--------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3%    1-8, 10-23   Credit
of a Fund's total assets. In return, the Fund will               Market
receive cash, other securities, and/or letters of                Leverage
credit.
--------------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued    1-6, 8, 23   Credit
by banks and highly rated U.S. insurance companies               Liquidity
such as Guaranteed Investment Contracts ("GICs")                 Market
and Bank Investment Contracts ("BICs").
--------------------------------------------------------------------------------

Instrument                                          Fund Code    Risk Type
================================================================================
Stripped Mortgage-Backed Securities: Derivative     2-8, 23      Prepayment
multi-class mortgage securities usually structured               Market
with two classes of shares that receive different                Credit
proportions of the interest and principal from a                 Regulatory
pool of mortgage-backed obligations. These include
IOs and POs.
--------------------------------------------------------------------------------
Structured Instruments: Debt securities issued by   2-8, 10-20,  Market
agencies and instrumentalities of the U.S.          23           Management
government, banks, municipalities, corporations                  Liquidity
and other businesses whose interest and/or                       Credit
principal payments are indexed to foreign currency               Foreign
exchange rates, interest rates, or one or more                   Investment
other referenced indices.
--------------------------------------------------------------------------------
Swaps, Caps and Floors: A Fund may enter into       2-8, 10-22   Market
these transactions to manage its exposure to                     Management
changing interest rates and other factors. Swaps                 Credit
involve an exchange of obligations by two parties.               Liquidity
Caps and floors entitle a purchaser to a principal
amount from the seller of the cap or floor to the
extent that a specified index exceeds or falls
below a predetermined interest rate or amount.
--------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a  1-6, 8-23    Liquidity
bank in exchange for the deposit of funds.                       Credit
--------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs, and CATS.            1-6, 8-23    Market
--------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities       1-23         Market
issued by agencies and instrumentalities of the                  Credit
U.S. government. These include all types of
securities issued by Ginnie Mae, Fannie Mae, and
Freddie Mac including funding notes and
subordinated benchmark notes.
--------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds,     1-23         Market
STRIPS, and CUBES.
--------------------------------------------------------------------------------
Variable and Floating Rate Instruments:             1-23         Market
Obligations with interest rates which are reset                  Credit
daily, weekly, quarterly or some other period and                Liquidity
which may be payable to the Fund on demand.
--------------------------------------------------------------------------------
Warrants and Rights: Securities, typically issued   4, 6,        Market
with preferred stock or bonds, that give the        11-14,       Credit
holder the right to buy a proportionate amount of   16-19,
common stock at a specified price.                  21-23
--------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments:     1-8, 10-22   Market
Purchase or contract to purchase securities at a                 Leverage
fixed price for delivery at a future date.                       Liquidity
                                                                 Credit
--------------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt   2-8, 12,     Credit
that pay no interest, but are issued at a discount  16, 19, 23   Market
from their value at maturity. When held to                       Zero Coupon
maturity, their entire return equals the
difference between their issue price and their
maturity value.
--------------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero-coupon      2-8, 23      Credit
debt securities which convert on a specified date                Market
to interest-bearing debt securities.                             Zero Coupon
--------------------------------------------------------------------------------

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the underlying funds may fluctuate, as will the value of the Fund's investments in the underlying funds. Ultimately, the value of your investment will be affected. Certain investments are more susceptible to these risks than others.

..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

          Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

          Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.


..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

..    Zero Coupon Risk. The risk associated with changes in interest rates. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. This risk is similar to Market Risk, which is described above.

If you want more information about the Funds, the following documents are free upon request:



Annual/Semi-Annual Reports. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.


How Can I Get More Information? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:


     O N E  G R O U P (R) M U T U A L  F U N D S
     1 1 1 1  P O L A R I S  P A R K W A Y
     C O L U M B U S,  O H I O 4 3 2 7 1 - 1 2 3 5

          O R  V I S I T I N G

     WWW.ONEGROUP.COM


You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http:// www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


                                                [LOGO] ONE GROUP(R) Mutual Funds


TOG-F-125 (11/03)

INVESTOR FUNDS

Prospectus                                   [LOGO OF ONE1GROUP(R) MUTUAL FUNDS]
One Group Investor Funds

     November 1, 2003

     Class I Shares

               One Group(R) Investor Conservative Growth Fund
               One Group(R) Investor Balanced Fund
               One Group(R) Investor Growth & Income Fund
               One Group(R) Investor Growth Fund


     For Institutional Clients

               The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS


FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
     One Group Investor Conservative Growth Fund
     One Group Investor Balanced Fund
     One Group Investor Growth & Income Fund
     One Group Investor Growth Fund

MORE ABOUT THE FUNDS
     Principal Investment Strategies
     Investment Risks
     Temporary Defensive Positions
     Portfolio Turnover

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
     Purchasing Fund Shares
     Exchanging Fund Shares
     Redeeming Fund Shares

PRIVACY POLICY

SHAREHOLDER INFORMATION
     Voting Rights
     Dividend Policies
     Tax Treatment of Shareholders
     Shareholder Statements and Reports

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
     The Advisor
     The Fund Managers

LEGAL PROCEEDINGS
FINANCIAL HIGHLIGHTS
APPENDIX A: UNDERLYING FUNDS
APPENDIX B: INVESTMENT PRACTICES

ONE GROUP(R)

Investor Conservative Growth Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks income and capital appreciation by investing primarily in a diversified group of One Group mutual funds that invest primarily in fixed income and equity securities.

What are the Fund's main investment strategies?


One Group Investor Conservative Growth Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a conservative growth fund, the majority of the Fund's assets will be invested in One Group bond funds, although a portion of its assets also will be invested in One Group equity and money market funds. The Fund's investments are diversified by its investment in the underlying mutual funds that invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


Who should invest in the Fund?
Shares are available for long-term investors, including tax-advantaged retirement accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Investments in Mutual Funds. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risks," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying One

FUND SUMMARY


Investor Conservative Growth Fund


Group equity fund goes down, the value of your investment in the One Group Investor Conservative Growth Fund will be affected.

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in One Group Investor Conservative Growth Fund will change as the value of investments of the underlying One Group funds increases and decreases.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY


Investor Conservative Growth Fund


How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                              [CHART APPEARS HERE]

      1997        1998        1999        2000        2001         2002
      -----       -----       -----       -----       -----        -----
      12.50%      11.71%      4.51%       5.35%       1.42%        -2.04%







/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 8.03%.

--------------------------------------------------------------------------------
Best Quarter: 6.21% 2Q1997               Worst Quarter: -3.29% 3Q2002
--------------------------------------------------------------------------------

FUND SUMMARY


Investor Conservative Growth Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results

Average Annual Total Returns through December 31, 2002
--------------------------------------------------------------------------------

                                                               INCEPTION                        PERFORMANCE
                                                             DATE OF CLASS   1 YEAR   5 YEARS  SINCE 12/10/96
-------------------------------------------------------------------------------------------------------------
Class I                                                        12/10/96
-------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                           -2.04%    4.09%      5.32%
-------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                           -3.51%    2.12%      3.31%
-------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                   -1.25%    2.42%      3.39%
-------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Aggregate Bond Index/1/
(no deduction for fees, expenses or taxes)                                     9.49%    7.47%      7.43%
-------------------------------------------------------------------------------------------------------------
Lipper Mix/2/
(no deduction for taxes)                                                       0.27%    5.30%      5.71%
-------------------------------------------------------------------------------------------------------------

/1/ The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/2/ The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (25%), the Lipper International Index (5%), and the Lipper Intermediate U.S. Government Index (70%).


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY


Investor Conservative Growth Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                       CLASS I
--------------------------------------------------------------------------------
Investment Advisory Fees                                             .05%
--------------------------------------------------------------------------------
Other Expenses                                                       .19%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses/1/                              .24%
--------------------------------------------------------------------------------

/1/ The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be .96% for Class I shares.


EXAMPLES

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------
$   25          $    77         $   135         $    306
--------------------------------------------------------

ONE GROUP(R)

Investor Balanced Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of One Group mutual funds that invest primarily in equity and fixed income securities.

What are the Fund's main investment strategies?


One Group Investor Balanced Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a balanced fund, approximately half of Fund's assets will be invested in the One Group equity funds and approximately half will be invested in One Group bond funds, although a portion of One Group Investor Balanced Fund's assets also will be invested in a One Group money market fund. The Fund's investments are diversified by its investment in the underlying mutual funds that invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


Who should invest in the Fund?
Shares are available for long-term investors, including tax-advantaged retirement accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Investments in Mutual Funds. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying One

FUND SUMMARY


Investor Balanced Fund


Group equity fund goes down, the value of your investment in the One Group Investor Balanced Fund will be affected.

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the One Group Investor Balanced Fund will change as the value of investments of the underlying One Group funds increases and decreases.


Index Funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in an index change, you can expect a greater risk of loss than may be the case if a fund were not fully invested in such securities.


Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY


Investor Balanced Fund


How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


                              [CHART APPEARS HERE]


        1997       1998        1999        2000       2001       2002
       ------     ------      -------     ------     ------     ------
       16.93%     16.25%       8.62%       2.77%     -2.05%     -7.55%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 11.34%.

--------------------------------------------------------------------------------
Best Quarter: 10.33% 4Q1998               Worst Quarter: -7.65% 3Q2002
--------------------------------------------------------------------------------

FUND SUMMARY


Investor Balanced Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002
--------------------------------------------------------------------------------

                                                               INCEPTION                        PERFORMANCE
                                                             DATE OF CLASS   1 YEAR   5 YEARS  SINCE 12/10/96
-------------------------------------------------------------------------------------------------------------
Class I                                                        12/10/96
-------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                           -7.55%     3.28%      5.32%
-------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                           -8.66%     1.46%      3.43%
-------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                   -4.62%     1.94%      3.56%
-------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Aggregate Bond Index/1/
(no deduction for fees, expenses or taxes)                                     9.49%     7.47%      7.43%
-------------------------------------------------------------------------------------------------------------
Lipper Mix/2/
(no deduction for taxes)                                                       6.29%     4.02%      5.71%
-------------------------------------------------------------------------------------------------------------

/1/ The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/2/ The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (45%), the Lipper International Index (5%), and the Lipper Intermediate U.S. Government Index (50%).


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY


Investor Balanced Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                       CLASS I
--------------------------------------------------------------------------------
Investment Advisory Fees                                             .05%
--------------------------------------------------------------------------------
Other Expenses                                                       .19%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses/1/                              .24%
--------------------------------------------------------------------------------

/1/ The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.03% for Class I shares.


EXAMPLES
--------------------------------------------------------------------------------
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


1 YEAR       3 YEARS        5 YEARS         10 YEARS
----------------------------------------------------
$   25       $    77        $   135         $    306
----------------------------------------------------

ONE GROUP(R)

Investor Growth & Income Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of One Group mutual funds that invest primarily in equity securities.

What are the Fund's main investment strategies?


One Group Investor Growth & Income Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a growth and income fund, the majority of the Fund's assets will be invested in One Group equity and bond funds, although a portion of its assets also will be invested in One Group money market funds. The Fund's investments are diversified by its investment in the underlying mutual funds that invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


Who should invest in the Fund?
Shares are available for long-term investors, including tax-advantaged retirement accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Investments in Mutual Funds. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying One

FUND SUMMARY


Investor Growth & Income Fund


Group equity fund goes down, the value of your investment in the One Group Investor Growth & Income Fund will be affected.

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the One Group Investor Growth & Income Fund will change as the value of investments of the underlying One Group funds increases and decreases.


Index Funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in an index change, you can expect a greater risk of loss than may be the case if a fund were not fully invested in such securities.


Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investments. Finally emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY


Investor Growth & Income Fund


How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


                              [CHART APPEARS HERE]


       1997       1998      1999       2000       2001       2002
      ------     ------    ------     ------     ------    -------
      20.87%     19.10%    12.06%      1.55%     -5.48%    -13.53%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 13.88%.

--------------------------------------------------------------------------------
Best Quarter: 14.92% 4Q1998              Worst Quarter: -12.00% 3Q2002
--------------------------------------------------------------------------------

FUND SUMMARY


Investor Growth & Income Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002
--------------------------------------------------------------------------------

                                                                  INCEPTION                            PERFORMANCE
                                                                DATE OF CLASS     1 YEAR    5 YEARS   SINCE 12/10/96
--------------------------------------------------------------------------------------------------------------------
Class I                                                         12/10/96
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               -13.53%      2.07%        4.86%
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                               -14.21%      0.46%        3.21%
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                        -8.29%      1.20%        3.43%
--------------------------------------------------------------------------------------------------------------------
S&P SuperComposite 1500 Index/1/
(no deduction for fees, expenses or taxes)                                        -21.31%     -0.12%        4.40%
--------------------------------------------------------------------------------------------------------------------
Lipper Mix/2/
(no deduction for taxes)                                                          -12.17%      2.49%        4.81%
--------------------------------------------------------------------------------------------------------------------

/1/ The S&P SuperComposite 1500 Index is an unmanaged index generally representative of large and small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/2/ The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (60%), the Lipper International Index (10%), and the Lipper Intermediate U.S. Government Index (30%).


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY


Investor Growth & Income Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                       CLASS I
--------------------------------------------------------------------------------
Investment Advisory Fees                                             .05%
--------------------------------------------------------------------------------
Other Expenses                                                       .20%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses/1/                              .25%
--------------------------------------------------------------------------------

/1/ The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.09% for Class I shares.


EXAMPLES
--------------------------------------------------------------------------------
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


1 YEAR       3 YEARS         5 YEARS         10 YEARS
-----------------------------------------------------
$   26       $    80         $   141         $    318
-----------------------------------------------------

ONE GROUP(R)

Investor Growth Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks long-term capital appreciation by investing primarily in a diversified group of One Group mutual funds that invest primarily in equity securities.

What are the Fund's main investment strategies?


One Group Investor Growth Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a growth fund, the majority of the Fund's assets will be invested in One Group equity funds, although a portion of its assets also will be invested in One Group bond and money market funds. The Fund's investments are diversified by its investment in the underlying mutual funds that invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


Who should invest in the Fund?
Shares are available for long-term investors, including tax-advantaged retirement accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Investments in Mutual Funds. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying One Group equity fund goes down, the value of your investment in the One Group Investor Growth Fund will be affected.

FUND SUMMARY


Investor Growth Fund


Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the One Group Investor Growth Fund will change as the value of investments of the underlying One Group funds increases and decreases.


Index Funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in an index change, you can expect a greater risk of loss than may be the case if a fund were not fully invested in such securities.


Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY


Investor Growth Fund


How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


                              [CHART APPEARS HERE]


        1997       1998       1999       2000       2001         2002
       ------     ------     ------     ------     ------      -------
       25.07%     21.76%     16.00%      0.81%     -8.82%      -18.46%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 15.80%.

--------------------------------------------------------------------------------
Best Quarter: 19.73% 4Q1998               Worst Quarter: -15.81% 3Q2002
--------------------------------------------------------------------------------

FUND SUMMARY


Investor Growth Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                             PERFORMANCE
                                                                 DATE OF CLASS    1 YEAR     5 YEARS    SINCE 12/10/96
----------------------------------------------------------------------------------------------------------------------
Class I                                                            12/10/96
----------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               -18.46%       1.14%        4.66%
----------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                               -18.62%      -0.21%        3.26%
----------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                       -11.34%       0.73%        3.54%
----------------------------------------------------------------------------------------------------------------------
S&P SuperComposite 1500 Index/1/
(no deduction for fees, expenses or taxes)                                        -21.31%      -0.12%        4.40%
----------------------------------------------------------------------------------------------------------------------
Lipper Mix/2/
(no deduction for taxes)                                                          -18.28%       0.89%        3.94%
----------------------------------------------------------------------------------------------------------------------


/1/ The S&P SuperComposite 1500 Index is an unmanaged index generally representative of large and small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.


/2/ The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (80%), the Lipper International Index (10%), and the Lipper Intermediate U.S. Government Index (10%).


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY


Investor Growth Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                       CLASS I
--------------------------------------------------------------------------------
Investment Advisory Fees                                               .05%
--------------------------------------------------------------------------------
Other Expenses                                                         .30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses/1/                                .35%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                           (.10)%
--------------------------------------------------------------------------------
Net Expenses                                                           .25%
--------------------------------------------------------------------------------


/1/ The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.11% for Class I shares.


/2/ Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .25% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


EXAMPLES
--------------------------------------------------------------------------------
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


1 YEAR/1/    3 YEARS         5 YEARS        10 YEARS
----------------------------------------------------
$   26       $   102         $   186        $    433
----------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $36.

More About the Funds

Each of the four Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


PRINCIPAL INVESTMENT STRATEGIES

The mutual funds described in this prospectus are designed to provide diversification across the three major asset classes: stocks, bonds and cash or cash equivalents. Diversification is achieved by investing in other One Group mutual funds. A brief description of these underlying One Group funds can be found in Appendix A. The Funds attempt to take advantage of the most attractive types of stocks and bonds by shifting their asset allocation to favor mutual funds that focus on the most promising securities. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND. The Fund is diversified between stocks and bonds, with an emphasis on bonds.

1. From 20% to 40% of the Fund's total assets are invested in One Group equity funds.

2.   From 60% to 80% of its total assets are invested in One Group bond funds.

3. Up to 10% of its total assets are invested in a One Group money market fund.

     . The Fund is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                           PERCENTAGE OF
FUND NAME                                                  FUND HOLDINGS

Prime Money Market Fund                                        0-10%
------------------------------------------------------------------------
Short-Term Bond Fund                                           0-70%
------------------------------------------------------------------------
Intermediate Bond Fund                                         0-70%
------------------------------------------------------------------------
Income Bond Fund                                               0-70%
------------------------------------------------------------------------
Bond Fund                                                      0-70%
------------------------------------------------------------------------
High Yield Bond Fund                                           0-15%
------------------------------------------------------------------------
Government Bond Fund                                           0-70%
------------------------------------------------------------------------
Ultra Short-Term Bond Fund                                     0-70%
------------------------------------------------------------------------
Market Neutral Fund                                            0-10%
------------------------------------------------------------------------
Mid Cap Value Fund                                             0-20%
------------------------------------------------------------------------
Mid Cap Growth Fund                                            0-20%
------------------------------------------------------------------------
Market Expansion Index Fund                                    0-20%
------------------------------------------------------------------------
International Equity Index Fund                                0-20%
------------------------------------------------------------------------
Diversified International Fund                                 0-20%
------------------------------------------------------------------------
Large Cap Growth Fund                                          0-20%
------------------------------------------------------------------------
Large Cap Value Fund                                           0-20%
------------------------------------------------------------------------
Diversified Mid Cap Fund                                       0-20%
------------------------------------------------------------------------
Diversified Equity Fund                                        0-20%
------------------------------------------------------------------------
Small Cap Growth Fund                                          0-20%
------------------------------------------------------------------------
Small Cap Value Fund                                           0-20%
------------------------------------------------------------------------
Equity Income Fund                                             0-20%
------------------------------------------------------------------------
Equity Index Fund                                              0-20%
------------------------------------------------------------------------
Real Estate Fund                                               0-10%


     .    The Fund also may hold cash and cash equivalents.

ONE GROUP INVESTOR BALANCED FUND. The Fund invests in both stock and bond mutual funds--stock funds for long-term growth potential and bond funds for principal stability and current income.

1. From 40% to 60% of the Fund's total assets are invested in One Group equity funds.

2.   From 40% to 60% of its total assets are invested in One Group bond funds.

3. Up to 10% of its total assets are invested in a One Group money market fund.

     . The Fund is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                           PERCENTAGE OF
FUND NAME                                                  FUND HOLDINGS

Prime Money Market Fund                                        0-10%
------------------------------------------------------------------------
Short-Term Bond Fund                                           0-50%
------------------------------------------------------------------------
Intermediate Bond Fund                                         0-50%
------------------------------------------------------------------------
Income Bond Fund                                               0-50%
------------------------------------------------------------------------
Bond Fund                                                      0-50%
------------------------------------------------------------------------
High Yield Bond Fund                                           0-30%
------------------------------------------------------------------------
Government Bond Fund                                           0-50%
------------------------------------------------------------------------
Ultra Short-Term Bond Fund                                     0-50%
------------------------------------------------------------------------
Market Neutral Fund                                            0-10%
------------------------------------------------------------------------
Mid Cap Value Fund                                             0-30%
------------------------------------------------------------------------
Mid Cap Growth Fund                                            0-30%
------------------------------------------------------------------------
Market Expansion Index Fund                                    0-30%
------------------------------------------------------------------------
International Equity Index Fund                                0-30%
------------------------------------------------------------------------
Diversified International Fund                                 0-30%
------------------------------------------------------------------------
Large Cap Growth Fund                                          0-40%
------------------------------------------------------------------------
Large Cap Value Fund                                           0-50%
------------------------------------------------------------------------
Diversified Mid Cap Fund                                       0-30%
------------------------------------------------------------------------
Diversified Equity Fund                                        0-40%
------------------------------------------------------------------------
Small Cap Growth Fund                                          0-30%
------------------------------------------------------------------------
Small Cap Value Fund                                           0-30%
------------------------------------------------------------------------
Equity Income Fund                                             0-40%
------------------------------------------------------------------------
Equity Index Fund                                              0-40%
------------------------------------------------------------------------
Real Estate Fund                                               0-10%


     .    The Fund also may hold cash and cash equivalents.

ONE GROUP INVESTOR GROWTH & INCOME FUND. The Fund is diversified between stocks and bonds, with an emphasis on stocks.

1. From 60% to 80% of the Fund's total assets are invested in One Group equity funds.

2.   From 20% to 40% of its total assets are invested in One Group bond funds.

3. Up to 10% of its total assets are invested in a One Group money market fund.

     . The Fund is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                           PERCENTAGE OF
FUND NAME                                                  FUND HOLDINGS

Prime Money Market Fund                                        0-10%
------------------------------------------------------------------------
Short-Term Bond Fund                                           0-30%
------------------------------------------------------------------------
Intermediate Bond Fund                                         0-30%
------------------------------------------------------------------------
Income Bond Fund                                               0-30%
------------------------------------------------------------------------
Bond Fund                                                      0-30%
------------------------------------------------------------------------
High Yield Bond Fund                                           0-30%
------------------------------------------------------------------------
Government Bond Fund                                           0-30%
------------------------------------------------------------------------
Ultra Short-Term Bond Fund                                     0-30%
------------------------------------------------------------------------
Market Neutral Fund                                            0-10%
------------------------------------------------------------------------
Mid Cap Value Fund                                             0-40%
------------------------------------------------------------------------
Mid Cap Growth Fund                                            0-40%
------------------------------------------------------------------------
Market Expansion Index Fund                                    0-40%
------------------------------------------------------------------------
International Equity Index Fund                                0-40%
------------------------------------------------------------------------
Diversified International Fund                                 0-40%
------------------------------------------------------------------------
Large Cap Growth Fund                                          0-50%
------------------------------------------------------------------------
Large Cap Value Fund                                           0-60%
------------------------------------------------------------------------
Diversified Mid Cap Fund                                       0-40%
------------------------------------------------------------------------
Diversified Equity Fund                                        0-60%
------------------------------------------------------------------------
Small Cap Growth Fund                                          0-40%
------------------------------------------------------------------------
Small Cap Value Fund                                           0-40%
------------------------------------------------------------------------
Equity Income Fund                                             0-60%
------------------------------------------------------------------------
Equity Index Fund                                              0-60%
------------------------------------------------------------------------
Real Estate Fund                                               0-10%


     .    The Fund also may hold cash and cash equivalents.

ONE GROUP INVESTOR GROWTH FUND. The Fund is diversified between stocks and bonds, with a heavy emphasis on stocks.

1. From 80% to 100% of the Fund's total assets are invested in One Group equity funds.

2.   Up to 20% of its total assets are invested in One Group bond funds.

3. Up to 10% of its total assets are invested in a One Group money market fund.

     . The Fund is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                           PERCENTAGE OF
FUND NAME                                                  FUND HOLDINGS

Prime Money Market Fund                                        0-10%
------------------------------------------------------------------------
Short-Term Bond Fund                                           0-20%
------------------------------------------------------------------------
Intermediate Bond Fund                                         0-20%
------------------------------------------------------------------------
Income Bond Fund                                               0-20%
------------------------------------------------------------------------
Bond Fund                                                      0-20%
------------------------------------------------------------------------
High Yield Bond Fund                                           0-20%
------------------------------------------------------------------------
Government Bond Fund                                           0-20%
------------------------------------------------------------------------
Ultra Short-Term Bond Fund                                     0-20%
------------------------------------------------------------------------
Market Neutral Fund                                            0-10%
------------------------------------------------------------------------
Mid Cap Value Fund                                             0-40%
------------------------------------------------------------------------
Mid Cap Growth Fund                                            0-40%
------------------------------------------------------------------------
Market Expansion Index Fund                                    0-40%
------------------------------------------------------------------------
International Equity Index Fund                                0-40%
------------------------------------------------------------------------
Diversified International Fund                                 0-40%
------------------------------------------------------------------------
Large Cap Growth Fund                                          0-50%
------------------------------------------------------------------------
Large Cap Value Fund                                           0-60%
------------------------------------------------------------------------
Diversified Mid Cap Fund                                       0-40%
------------------------------------------------------------------------
Diversified Equity Fund                                        0-50%
------------------------------------------------------------------------
Small Cap Growth Fund                                          0-40%
------------------------------------------------------------------------
Small Cap Value Fund                                           0-40%
------------------------------------------------------------------------
Equity Income Fund                                             0-50%
------------------------------------------------------------------------
Equity Index Fund                                              0-50%
------------------------------------------------------------------------
Real Estate Fund                                               0-10%


     .    The Fund also may hold cash and cash equivalents.

INVESTMENT RISKS

The Investor Funds invest in a variety of other One Group Funds. The funds in which the Investor Funds invest are referred to in this prospectus as the "underlying funds." The main risks associated with investing in the Investor Funds are described in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus. Additional risks associated with investing in the underlying funds are described below.

DERIVATIVES. The underlying funds may invest in securities that are considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. An underlying fund's use of derivatives may cause the fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the fund did not use such instruments.


                    WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

HIGH YIELD SECURITIES. Two underlying funds, the One Group High Yield Bond Fund and the One Group Income Bond Fund, invest in debt securities that are considered to be speculative (commonly known as "junk bonds"). These securities are issued by companies which are highly leveraged, less creditworthy or financially distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. In 2000, 2001 and 2002, the default rate for high yield securities had significantly increased compared with prior periods. For the nine month period ending September 30, 2003, the default rate for high yield securities was %.


CREDIT RISK. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the underlying funds. Such default could result in losses to the underlying funds and to the Fund. In addition, the credit quality of securities held by an underlying fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of an underlying fund. Lower credit quality also may affect liquidity and make it difficult for the underlying fund to sell the security.

PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the underlying funds that invest in these types of securities may have to reinvest in securities with lower yields. In addition, the underlying funds may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

INTERNATIONAL FUNDS. Foreign securities are subject to special risks. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, higher transaction costs and delayed settlements of transactions. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Additionally, there may be less public information available about foreign issuers. Since the underlying funds may invest in securities denominated in foreign currencies, changes in exchange rates also may affect the value of the underlying funds.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities in more developed countries.

SMALLER COMPANIES. Investments by underlying funds in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller companies tend to be less liquid than securities of large companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their debt securities and/or stock price. This may cause unexpected and frequent decreases in the value of underlying funds investing in small companies, and may affect your investment in the Funds.


STRATEGY RISK. The main investment strategy of one of the underlying funds, the Market Neutral Fund, is to invest in common stocks considered to be attractive and to short sell stocks considered to be unattractive. This strategy may fail to produce the intended results. There is no guarantee that the use of long and short positions will succeed in limiting the Fund's exposure to domestic stock market movements, capitalization, sector-swings or other factors. The strategy used by the Market Neutral Fund involves complex securities transactions that involve risks different than direct equity investments. The use of short sales may result in the Market Neutral Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such short sales.

SECURITIES OF REAL ESTATE COMPANIES. Investments by one of the underlying funds, the Real Estate Fund, will be highly concentrated in the securities of companies in industries in the real estate sector. Although the Real Estate Fund does not invest real estate directly, it is subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the Real Estate Fund's performance is closely tied to, and affected by, regulatory, business and economic developments that impact the value of real estate. The Real Estate Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Real Estate Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market.


TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.


                 WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.


While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER


Portfolio turnover may vary greatly from year to year, as well as within a particular year. Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 2003 is shown on the Financial Highlights. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

How to Do Business With One Group Mutual Funds

PURCHASING FUND SHARES

Where can I buy shares?
You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").

Who may purchase Class I shares?
Class I shares may be purchased by:


..    Institutional investors such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Funds' transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

..    If you have questions about eligibility, please call 1-877-691-1118.


When can I buy shares?


..    Purchases may be made on any business day. This includes any day that the
     Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
     New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


..    Purchase requests received before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.


..    The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order. The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.


..    Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?
..    Shares are sold at net asset value ("NAV").


..    NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.


..    A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?
1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.   Decide how much you want to invest.

     . The minimum initial investment for Class I shares is $200,000 per Fund.

     . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

     .    Subsequent investments must be at least $5,000 per Fund.


     . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b), simple IRA and wrap fee accounts). One Group reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-877-691-1118.


3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


     Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your company or entity legal name, business street address, and other information that will allow us to identify you including tax identification number or other indentifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.

     . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

     . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.   Send the completed Account Application and a check to:


     ONE GROUP MUTUAL FUNDS
     P. O. BOX 8528
     BOSTON, MA 02266-8528


     . If you choose to pay by wire, please call 1-877-691-1118 and authorize a wire to:

          STATE STREET BANK AND TRUST COMPANY
          ATTN: CUSTODY AND SHAREHOLDER SERVICES
          ABA 011 000 028
          DDA 99034167
          FBO ONE GROUP FUND
           (EX: ONE GROUP ABC FUND-I)
          YOUR FUND NUMBER & ACCOUNT NUMBER
           (EX: FUND 123-ACCOUNT 123456789)
          YOUR ACCOUNT REGISTRATION
           (EX: ABC CORPORATION)

All checks must be in U.S. dollars. One Group does not accept cash, starter checks or credit card checks. One Group reserves the right to refuse "third party checks". Checks made payable to any individual or company and endorsed to One Group Mutual Funds are considered third party checks.

All checks must be payable to one of the following:


     .    One Group Mutual Funds; or

     .    The specific Fund in which you are investing.


5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.

Can I purchase shares over the telephone?
Yes. Simply select this option on your Account Application Form and then:


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.


..    Authorize a bank transfer or initiate a wire transfer to the following wire address:


     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
      (EX: ONE GROUP ABC FUND-I)
     YOUR FUND NUMBER & ACCOUNT NUMBER
      (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
      (EX: ABC CORPORATION)


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

EXCHANGING FUND SHARES

What are my exchange privileges?
You may exchange:

..    Class I shares of a Fund for Class A shares of that Fund or for Class A or
     Class I shares of another One Group Fund.

..    One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

When are exchanges processed?
Exchanges are processed the same business day they are received, provided:

..    State Street Bank and Trust Company receives the request by 4:00 p.m. ET.

..    You have provided One Group with all of the information necessary to process the exchange.

..    You have received a current prospectus of the Fund or Funds in which you wish to invest.

..    You have contacted your Shareholder Servicing Agent, if necessary.

Are exchanges taxable?
Generally:

..    An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

..    An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

..    You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?
Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:


..    To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other. For this purpose, substantive means an exchange in excess of $50,000.


..    Excessive exchange activity will result in revocation of your exchange privilege.

..    In addition, One Group reserves the right to reject any exchange request
     (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


..    The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.

..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if your account falls below the minimum required balance. For information on the minimum required balance, please read, "How do I open an account?."


REDEEMING FUND SHARES

When can I redeem shares?
You may redeem all or some of your shares on any day that the Funds are open for business.

..    Redemption requests received before 4:00 p.m. ET (or when the NYSE closes)
     will be effective that day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?
You may use any of the following methods to redeem your shares:

     1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

          ONE GROUP MUTUAL FUNDS
          P.O. BOX 8528
          BOSTON, MA 02266-8528

     2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is for shares worth $50,000 or less; and
     2.   The redemption is payable to the shareholder of record; and


     3. The redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account currently designated on your One Group account.


..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


     1.   A financial institution; or


     2.   Your Shareholder Servicing Agent.


..    State Street Bank and Trust Company may charge you a wire redemption fee.
     The current fee is $7.00.

..    Your redemption proceeds will be paid within seven (7) days after receipt of the redemption request.

..    One Group may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as (5) business days.


What will my shares be worth?
..    You will receive the NAV calculated after your redemption request is received. Please read "How much do shares cost?."

Can I redeem by telephone?
Yes, if you selected this option on your Account Application Form.


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.

..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.


ADDITIONAL INFORMATION REGARDING REDEMPTIONS

..    Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.


..    The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.

..    Your shares may be automatically redeemed and your account closed if you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."


..    One Group may suspend your ability to redeem when:

     1.   Trading on the NYSE is restricted.
     2.   The NYSE is closed (other than weekend and holiday closings).
     3.   The SEC has permitted a suspension.
     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

..    You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

Privacy Policy

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION
We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES
We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SECURITY
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

VOTING RIGHTS


The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


DIVIDEND POLICIES

DIVIDENDS
The Funds generally declare dividends quarterly. The Investor Conservative Growth Fund, however, generally declares dividends monthly. Dividends are distributed on the first business day of the next month after they are declared. Capital gains, if any, for all Funds are distributed at least annually.


The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.


DIVIDEND REINVESTMENT


You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-877-691-1118.


TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS
A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

TAXATION OF DISTRIBUTIONS


Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses and net capital gains [i.e., the excess of net long-term capital gains over net short-term capital losses]) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.The One Group Investor Conservative Growth Fund does not expect a significant portion of its distributions to be derived from qualified dividend income.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash ore reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. A Fund may produce capital gains even if it done not have income to distribute and performance has been poor.

Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning on or before December 31, 2008.

A Fund's use of a fund-of-funds structure could affect the amount, timing and character of distributions to you. See "Additional Tax Information Concerning the Funds of Funds" in the Statement of Additional Information.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF RETIREMENT PLANS


Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION


The Form 1099 that is mailed to eligible taxpayers every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.


SHAREHOLDER STATEMENTS AND REPORTS

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.


If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

Management of One Group Mutual Funds

THE ADVISOR


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

                                                             ANNUAL RATE
                                                          AS PERCENTAGE OF
FUND                                                   AVERAGE DAILY NET ASSETS

One Group(R) Investor Conservative Growth Fund                    .05%
--------------------------------------------------------------------------------
One Group(R) Investor Balanced Fund                               .05%
--------------------------------------------------------------------------------
One Group(R) Investor Growth & Income Fund                        .05%
--------------------------------------------------------------------------------
One Group(R) Investor Growth Fund                                 .01%

THE FUND MANAGERS


No single person is responsible for managing the assets of the Funds. Rather, investment decisions for the Funds are made by a committee. Banc One Investment Advisors serves as the advisor to the underlying mutual funds, for which it receives a fee.

Legal Proceedings

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced that it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Banc One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc

          One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a),
          (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group

          Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group Large Cap Growth, One Group Large Cap Value, One Group Market Expansion

          Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal

          Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

 11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds'operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


INVESTOR CONSERVATIVE GROWTH FUND                              YEAR ENDED JUNE 30,
                                               --------------------------------------------------------------
CLASS I                                           2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   10.15    $   10.71     $   11.09    $   11.20    $   11.06
-------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)                      0.38         0.43          0.52         0.52         0.47
  Net realized and unrealized gains (losses)
   from investments                                 0.22        (0.52)        (0.11)       (0.03)        0.28
-------------------------------------------------------------------------------------------------------------
Total from Investment Activities                    0.60        (0.09)         0.41         0.49         0.75
-------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                            (0.38)       (0.43)        (0.52)       (0.52)       (0.48)
  Net realized gains (losses) on investments           -        (0.04)        (0.27)       (0.08)       (0.13)
-------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.38)       (0.47)        (0.79)       (0.60)       (0.61)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   10.37    $   10.15     $   10.71    $   11.09    $   11.20
=============================================================================================================
Total Return                                        6.11%       (0.89)%        3.73%        4.52%        7.01%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)            $  57,536    $  57,251     $  58,396    $  52,294    $  37,131
  Ratio of expenses to average net assets           0.24%        0.23%         0.20%        0.20%        0.20%
  Ratio of net investment income to average
   net assets                                       3.78%        4.13%         4.71%        4.66%        4.31%
  Ratio of expenses to average net assets*          0.24%        0.23%         0.22%        0.30%        0.32%
  Portfolio turnover(A)                            11.05%        9.21%         7.82%       23.76%        9.73%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

INVESTOR BALANCED FUND                                                  YEAR ENDED JUNE 30,
                                               ----------------------------------------------------------------
CLASS I                                           2003         2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   10.48    $   11.44     $   12.52     $   12.24     $   11.81
---------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)                      0.30         0.40          0.46          0.53          0.47
  Net realized and unrealized gains (losses)
   from investments                                 0.15        (0.95)        (0.53)         0.27          0.79
---------------------------------------------------------------------------------------------------------------
Total from Investment Activities                    0.45        (0.55)        (0.07)         0.80          1.26
---------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                            (0.30)       (0.37)        (0.46)        (0.49)        (0.51)
  Net realized gains                                   -        (0.04)        (0.55)        (0.03)        (0.32)
---------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.30)       (0.41)        (1.01)        (0.52)        (0.83)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   10.63    $   10.48     $   11.44     $   12.52     $   12.24
===============================================================================================================
Total Return                                        4.57%       (4.90)%       (0.70)%        6.69%        11.16%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)            $  48,314    $  45,136     $  60,442     $  56,229     $  84,447
  Ratio of expenses to average net assets           0.24%        0.22%         0.20%         0.20%         0.20%
  Ratio of net investment income to average
   net assets                                       3.08%        3.37%         3.94%         4.10%         3.85%
  Ratio of expenses to average net assets*          0.24%        0.23%         0.22%         0.27%         0.26%
  Portfolio turnover(E)                            20.93%       20.23%         7.13%        20.99%        13.51%

INVESTOR GROWTH & INCOME FUND                                           YEAR ENDED JUNE 30,
                                               -----------------------------------------------------------------
CLASS I                                          2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   10.73     $   12.21     $   13.84     $   13.29     $   12.57
----------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)                      0.20          0.27          0.42          0.43          0.35
  Net realized and unrealized gains (losses)
   from investments                                (0.02)        (1.39)        (0.86)         0.63          1.32
----------------------------------------------------------------------------------------------------------------
Total from Investment Activities                    0.18         (1.12)        (0.44)         1.06          1.67
----------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                            (0.20)        (0.27)        (0.40)        (0.42)        (0.48)
  Net realized gains (losses) on investments           -         (0.09)        (0.79)        (0.09)        (0.47)
----------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.20)        (0.36)        (1.19)        (0.51)        (0.95)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   10.71     $   10.73     $   12.21     $   13.84     $   13.29
================================================================================================================
Total Return                                        1.87%        (9.23)%       (3.51)%        8.10%        14.11%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)            $ 173,085     $ 176,206     $ 160,441     $ 207,040     $ 209,770
  Ratio of expenses to average net assets           0.25%         0.23%         0.20%         0.20%         0.20%
  Ratio of net investment income to average
   net assets                                       2.00%         2.35%         3.18%         3.14%         3.70%
  Ratio of expenses to average net assets*          0.25%         0.23%         0.24%         0.28%         0.27%
  Portfolio turnover(E)                            23.09%        24.96%         6.15%        21.50%        17.87%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

INVESTOR GROWTH FUND                                                  YEAR ENDED JUNE 30,
                                               -----------------------------------------------------------------
CLASS I                                          2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   11.11     $   13.06     $  15.33      $   14.39       $ 13.39
----------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)                      0.08          0.16          0.32          0.40          0.32
  Net realized and unrealized gains (losses)
   from investments                                (0.23)        (1.83)        (1.15)         1.04          1.77
----------------------------------------------------------------------------------------------------------------
Total from Investment Activities                   (0.15)        (1.67)        (0.83)         1.44          2.09
----------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                            (0.06)        (0.12)        (0.25)        (0.34)        (0.43)
  Net realized gains                                   -         (0.16)        (1.19)        (0.16)        (0.66)
  Return of capital                                (0.01)            -             -             -             -
----------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.07)        (0.28)        (1.44)        (0.50)        (1.09)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   10.89     $   11.11     $  13.06      $   15.33     $   14.39
================================================================================================================
Total Return                                       (1.26)%      (12.93)%      (6.02)%       10.17%        16.84%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)            $  30,993     $  35,237     $  53,171     $  73,483     $ 100,566
  Ratio of expenses to average net assets           0.25%         0.23%         0.20%         0.20%         0.20%
  Ratio of net investment income to average
   net assets                                       0.85%         1.35%         2.38%         2.77%         2.57%
  Ratio of expenses to average net assets*          0.35%         0.31%         0.27%         0.32%         0.31%
  Portfolio turnover(A)                            15.96%        29.37%         7.43%        28.66%        14.62%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

Appendix A

The following is a brief description of the principal investment policies of each of the underlying funds.

ONE GROUP PRIME MONEY MARKET FUND
One Group Prime Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will concentrate in the financial services industry, including asset-backed commercial paper programs. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940.

ONE GROUP ULTRA SHORT-TERM BOND FUND
One Group Ultra Short-Term Bond Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The Fund mainly invests in all types of investment grade debt securities (or unrated securities which Banc One Investment Advisors determines to be of comparable quality), including mortgage-backed securities, asset-backed securities and money market instruments. As part of its main investment strategy, the Fund invests in adjustable rate mortgage pass-through securities and other securities representing an interest in or secured by mortgages with periodic interest rate resets. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical nature of the transaction.

ONE GROUP SHORT-TERM BOND FUND
One Group Short-Term Bond Fund seeks current income consistent with preservation of capital through investment in high-and medium-grade fixed income securities. The Fund mainly invests in investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality) with short to intermediate remaining maturities. These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

ONE GROUP INTERMEDIATE BOND FUND
One Group Intermediate Bond Fund seeks current income consistent with the preservation of capital through investments in high-and medium-grade fixed-income securities with intermediate maturities. The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality) including bonds, notes and U.S. government obligations with intermediate maturities. These include mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

ONE GROUP BOND FUND
One Group Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate-and long-term debt securities. The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

ONE GROUP INCOME BOND FUND


One Group Income Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium-and low-grade debt securities. The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by Banc One Investment Advisors). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e. junk bonds.) The Fund may not invest more than 30% of its total assets in these securities. The Fund also invests in mortgage-backed and asset-backed securities, and certain obligations and securities of foreign issuers. The Fund invests in securities with short to long maturities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.


ONE GROUP GOVERNMENT BOND FUND
One Group Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (e.g., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities. Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Government Bond Fund spreads its holdings across various security types within the government market sector (e.g. U.S. government agency securities and agency mortgage-backed securities). Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction.


ONE GROUP HIGH YIELD BOND FUND
One Group High Yield Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or are unrated. Capital appreciation is a secondary objective. The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock, and loan participations. The Fund's investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund's subadvisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund's investments.

ONE GROUP SMALL CAP GROWTH FUND
One Group Small Cap Growth Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies. The Fund invests mainly in common stock, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small-capitalization companies. Generally, the Fund invests in small-cap companies with market capitalizations ranging from $100 million to $3 billion at the time of investment.

ONE GROUP SMALL CAP VALUE FUND


One Group Small Cap Value Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies. The Fund invests mainly in equity securities of small domestic companies with market capitalizations of $100 million to $3 billion at the time of investment In reviewing investment opportunities, Banc One Investment Advisors uses a value-oriented approach. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-book, and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and recent transactions involving similar businesses. Stocks are sold based on price considerations or when they are no longer expected to appreciate in value.


ONE GROUP MID CAP GROWTH FUND

One Group Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Fund typically invests in mid-cap companies with market capitalizations of $500 million to $10 billion at the time of investment. Typically, the Fund acquires shares of established companies with a history of above-average growth. Dividend return is not a primary factor in security selection. The Fund also invests in smaller companies in emerging growth industries.


ONE GROUP MID CAP VALUE FUND


One Group Mid Cap Value Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. The Fund invests mainly in equity securities of companies with below-market average price-to-earnings and price-to-book value ratios and with market capitalizations of $500 million to $10 billion at the time of investment. In choosing investments, the Fund considers the issuer's soundness and earnings prospects on a long-term basis. In seeking to achieve the objective of capital appreciation, Banc One Investment Advisors uses a value-oriented approach. Companies are mainly selected based upon such valuation characteristics as price-to-earnings, price-to-book, and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies based on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and the company's business model. As a secondary consideration, Banc One Investment Advisors looks for companies that have the potential to increase their dividends over time. Banc One Investment Advisors also gives some consideration to a value company's opportunity for growth in earnings, book value and cash flow. Stocks are sold based on price considerations or when other stocks present better opportunities.


ONE GROUP DIVERSIFIED MID CAP FUND


One Group Diversified Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment. The Fund looks for companies of this size with strong potential, attractive valuation, growing market share and a sustainable competitive advantage. In choosing mid cap securities, the Fund invests in both value-and growth-oriented companies.


ONE GROUP MARKET EXPANSION INDEX FUND


One Group Market Expansion Index Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small-and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard and Poor's SmallCap 600 Index ("S&P SmallCap 600") and the Standard and Poor's MidCap 400 Index ("S&P MidCap 400")/1/. The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indices. Because the Fund uses an enhanced index strategy, not all of the stocks in the indices are included in the Fund and the Fund's position in an individual stock may be overweighted or underweight when compared to the indices. Nonetheless, the Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indices in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indices of at least 0.95, without taking into account the Fund's expenses.

/1/ "S&P SmallCap 600" and "S&P MidCap 400" are registered service marks of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.


ONE GROUP LARGE CAP GROWTH FUND


One Group Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. The Fund invests mainly in equity securities of large, well-established companies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. Typically, the Fund invests in companies with a history of above-average growth or companies expected to enter periods of above-average growth. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-sales and price-to-cash flows as compared to their peers and their expected and historic growth rates. Stocks are sold based upon price considerations or when deteriorating fundamentals are expected to be long-term in nature.


ONE GROUP LARGE CAP VALUE FUND


One Group Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. The Fund invests mainly in equity securities of large companies with market capitalizations in excess of $4 billion at the time of investment. In reviewing investment opportunities, Banc One Investment Advisors uses a value-oriented approach. Companies are mainly selected based upon such valuation characteristics as price-to-earnings, price-to-book, and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment
Advisors also evaluates companies based on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and the company's business model. The Fund also may invest in the stock of companies which have "breakup values" well in excess of current market values or which have uniquely undervalued corporate assets. Banc One Investment Advisors also gives some consideration to a value company's opportunity for growth in earnings, book value and cash flow. Stocks are sold based on price considerations or when other stocks present better opportunities.


ONE GROUP EQUITY INCOME FUND


One Group Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. The Fund attempts to keep its dividend yield above the Standard & Poor's 500 Composite Price Index ("S&P 500 Index")/1/ by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. As part of its main investment strategy, the Fund may invest in convertible bonds and REITs. Because yield is the main consideration is selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and are, therefore selling below what Banc One Investment Advisors believes to be their long-term investment value.

/1/ "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

ONE GROUP DIVERSIFIED EQUITY FUND


One Group Diversified Equity Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income. The Fund invests mainly in common stocks of companies that have good fundamentals and reasonable valuations with the potential for continued earnings growth over time. The Fund uses a multi-style approach, meaning that it may invest across different capitalization levels targeting both value-and growth-oriented companies as well as blended companies which have both value and growth characteristics.


ONE GROUP EQUITY INDEX FUND


One Group Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index./1/ The Fund invests mainly in stocks included in the S&P 500 Index. The Fund also may invest in stock index futures and other equity derivatives. Banc One Investment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund's future expenses.


/1/ "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.


ONE GROUP MARKET NEUTRAL FUND

One Group Market Neutral Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance. The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that Banc One Investment Advisors considers to be attractive and 'short selling' stocks that Banc One Investment Advisors considers to be unattractive. Banc One Investment Advisors considers a company's fundamentals and valuation in determining whether a stock is attractive or unattractive and whether to invest in or short-sell a stock. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value-and growth-oriented domestic companies. The Fund intends to maintain approximately equal value exposure in its long and short positions in order to offset the effects on its performance resulting from general domestic stock market movements or sector swings. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market.


ONE GROUP INTERNATIONAL EQUITY INDEX FUND
One Group International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI EAFE GDP Index./1/ The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund may also invest in stock index futures. Banc One Investment Advisors attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the

MSCI EAFE GDP Index, without taking into account the Fund's expenses. As part of its investment strategy, the Fund may invest in securities of emerging international markets such as Mexico, Chile and Brazil. Banc One Investment Advisors selects securities of emerging markets that are included in the Morgan Stanley Emerging Market Free Index based on size, risk and ease of investing in the country's market (e.g. reasonable settlement procedures). Most of the Fund's assets will be denominated in foreign currencies.

/1/ "MSCI EAFE GDP Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

ONE GROUP DIVERSIFIED INTERNATIONAL FUND


One Group Diversified International Fund seeks long-term capital growth by investing primarily in equity securities of foreign issuers. The Fund invests mainly in the securities of companies located in Europe, Asia and Latin America. The Fund also will invest in other regions and countries that present attractive investment opportunities, including developing countries. In selecting a country for investment, Banc One Investment Advisors analyzes global economic, political and market conditions. In selecting individual securities, Banc One Investment Advisors selects a representative sampling of the companies comprising the individual country's stock market index. This approach emphasizes core holdings that are diversified by region, country, sector, capitalization and investment styles. Securities also are selected based upon such characteristics as relative price-to-earnings, dividend yield, and price momentum.

ONE GROUP REAL ESTATE FUND
One Group Real Estate Fund seeks a high level of curent income and long-term capital appreciation primarily through investments in real estate securities. The Fund mainly invests in common stocks of real estate investment trusts ("REITs") and other real estate companies. The Fund also invests in other types of equity securities of real estate companies including rights, warrants, convertible securities and preferred stocks. The Fund does not invest in real estate directly. In selecting securities for the Fund, the Advisor looks for securities that it believes will provide shareholders with total returns which compare favorably with other mutual funds that invest primarily in real estate securities.

Appendix B

INVESTMENT PRACTICES

The underlying funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


FUND NAME                                     FUND CODE
-------------------------------------------------------
One Group(R) Prime Money Market Fund               1
-------------------------------------------------------
One Group(R) Short-Term Bond Fund                  2
-------------------------------------------------------
One Group(R) Intermediate Bond Fund                3
-------------------------------------------------------
One Group(R) Income Bond Fund                      4
-------------------------------------------------------
One Group(R) Bond Fund                             5
-------------------------------------------------------
One Group(R) High Yield Bond Fund                  6
-------------------------------------------------------
One Group(R) Government Bond Fund                  7
-------------------------------------------------------
One Group(R) Ultra Short-Term Bond Fund            8
-------------------------------------------------------
One Group(R) Market Neutral Fund                   9
-------------------------------------------------------
One Group(R) Mid Cap Value Fund                   10
-------------------------------------------------------
One Group(R) International Equity Index Fund      11
-------------------------------------------------------
One Group(R) Diversified International Fund       12
-------------------------------------------------------
One Group(R) Large Cap Growth Fund                13
-------------------------------------------------------
One Group(R) Large Cap Value Fund                 14
-------------------------------------------------------
One Group(R) Mid Cap Growth Fund                  15
-------------------------------------------------------
One Group(R) Diversified Mid Cap Fund             16
-------------------------------------------------------
One Group(R) Diversified Equity Fund              17
-------------------------------------------------------
One Group(R) Small Cap Growth Fund                18
-------------------------------------------------------
One Group(R) Small Cap Value Fund                 19
-------------------------------------------------------
One Group(R) Equity Income Fund                   20
-------------------------------------------------------
One Group(R) Equity Index Fund                    21
-------------------------------------------------------
One Group(R) Market Expansion Index Fund          22
-------------------------------------------------------
One Group(R) Real Estate Fund                     23
-------------------------------------------------------

                                                     FUND          RISK
INSTRUMENT                                           CODE          TYPE
-----------------------------------------------------------------------------
Adjustable Rate Mortgage Loans ("ARMs"): Loans in    2-8, 23       Prepayment
a mortgage pool which provide for a fixed initial                  Market
mortgage interest rate for a specified period of                   Credit
time, after which the rate may be subject to                       Regulatory
periodic adjustments.
-----------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by       1-6, 8, 12,   Prepayment
company receivables, home equity loans, truck and    16, 19, 23    Market
auto loans, leases, credit card receivables and                    Credit
other securities backed by other types of                          Regulatory
receivables or other assets.
-----------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time      1-6, 8-23     Credit
drafts drawn on and accepted by a commercial bank.                 Liquidity
Maturities are generally six months or less.                       Market
-----------------------------------------------------------------------------
Call and Put Options: A call option gives the        2-8, 10-23    Management
buyer the right to buy, and obligates the seller                   Liquidity
of the option to sell, a security at a specified                   Credit
price at a future date. A put option gives the                     Market
buyer the right to sell, and obligates the seller                  Leverage
of the option to buy, a security at a specified
price at a future date. The Funds will sell only
covered call and secured put options.
-----------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments      1-6, 8-23     Market
with a stated maturity.                                            Credit
                                                                   Liquidity
-----------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term   1-6, 8-23     Credit
promissory notes issued by corporations and other                  Liquidity
entities. Maturities generally vary from a few                     Market
days to nine months.
-----------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.      6, 9-23       Market
-----------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock     3-6, 8, 10-   Market
that can convert to common stock.                    23            Credit
-----------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and       2-6, 8, 13,   Market
non-convertible debt securities.                     23            Credit
-----------------------------------------------------------------------------
Currency Futures and Related Options: A Fund may     4, 11, 12,    Management
engage in transactions in financial futures and      23            Liquidity
related options, which are generally described                     Credit
below. A Fund will enter into these transactions                   Market
in foreign currencies for hedging purposes only.                   Political
                                                                   Leverage
                                                                   Foreign
                                                                   Investment

                                                     FUND          RISK
INSTRUMENT                                           CODE          TYPE
-----------------------------------------------------------------------------
Demand Features: Securities that are subject to      1-6, 8, 23    Market
puts and standby commitments to purchase the                       Liquidity
securities at a fixed price (usually with accrued                  Management
interest) within a fixed period of time following
demand by a Fund.
-----------------------------------------------------------------------------
Exchange-Traded Funds: Ownership in unit             9-23          Market
investment trusts, depositary receipts, and other
pooled investment vehicles that hold a portfolio
of securities or stocks designed to track the
price performance and dividend yield of a
particular broad based, sector or international
index. Exchange-Traded funds or ETFs include a
wide range of investments such as iShares,
Standard and Poor's Depository Receipts ("SPDRs"),
and NASDAQ 100's. The Equity Index Fund invests
only in SPDRs and other ETFs that track the S&P 500.
-----------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes     1             Market
which normally mature within a short period of time                Credit
(e.g., one month) but which may be extended by the                 Liquidity
issuer for a maximum maturity of 13 months.
-----------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed      2-8, 23       Credit
rate mortgage loans or mortgage pools which bear                   Prepayment
simple interest at fixed annual rates and have                     Regulatory
short- to long-term final maturities.                              Market
-----------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign     1-6, 8-23     Market
companies, as well as commercial paper of foreign                  Political
issuers and obligations of foreign banks, overseas                 Liquidity
branches of U.S. banks and supranational entities.                 Foreign
Includes American Depositary Receipts, Global                      Investment
Depositary Receipts, American Depositary
Securities and European Depositary Receipts.
-----------------------------------------------------------------------------
Forward Foreign Exchange Transactions: Contractual   4, 11, 12     Management
agreement to purchase or sell one specified                        Liquidity
currency for another currency at a specified                       Credit
future date and price. A Fund will enter into                      Market
forward foreign exchange transactions for hedging                  Political
purposes only.                                                     Leverage
                                                                   Foreign
                                                                   Investment
-----------------------------------------------------------------------------
Futures and Related Options: A contract providing    2-23          Management
for the future sale and purchase of a specified                    Market
amount of a specified security, class of                           Credit
securities, or an index at a specified time in the                 Liquidity
future and at a specified price.                                   Leverage

                                                     FUND          RISK
INSTRUMENT                                           CODE          TYPE
-----------------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate     2-8           Market
debt instruments with interest rates that reset in                 Leverage
the opposite direction from the market rate of                     Credit
interest to which the inverse floater is indexed.
-----------------------------------------------------------------------------
Investment Company Securities: Shares of other       1-23          Market
mutual funds, including One Group money market
funds and shares of other money market mutual
funds for which Banc One Investment Advisors or
its affiliates serve as investment advisor or
administrator. The Government Bond Fund will
purchase only shares of investment companies which
invest exclusively in U.S. Treasury and other
agency obligations. Banc One Investment Advisors
will waive certain fees when investing in funds
for which it serves as investment advisor, to the
extent required by law.
-----------------------------------------------------------------------------
Loan Participations and Assignments:                 2-6, 8, 23    Credit
Participations in, or assignments of all or a                      Political
portion of loans to corporations or to governments                 Foreign
of less developed countries ("LDCs").                              Investment
                                                                   Market
                                                                   Liquidity
-----------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations         1-8, 12, 16,  Prepayment
secured by real estate loans and pools of loans.     19, 23        Market
These include collateralized mortgage obligations                  Credit
("CMOs"), and Real Estate Mortgage Investment                      Regulatory
Conduits ("REMICs").
-----------------------------------------------------------------------------
Mortgage Dollar Rolls: A transaction in which a      2-8, 12, 16,  Prepayment
Fund sells securities for delivery in a current      19            Market
month and simultaneously contracts with the same                   Regulatory
party to repurchase similar but not identical
securities on a specified future date.
-----------------------------------------------------------------------------
Municipal Bonds: Securities issued by a state or     1-6, 8        Market
political subdivision to obtain funds for various                  Credit
public purposes. Municipal bonds include private                   Political
activity bonds and industrial development bonds,                   Tax
as well as General Obligation Notes, Tax                           Regulatory
Anticipation Notes, Bond Anticipation Notes,
Revenue Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.

                                                     FUND          RISK
INSTRUMENT                                           CODE          TYPE
-----------------------------------------------------------------------------
New Financial Products: New options and futures      2-8, 10-23    Management
contracts, and other financial products continue                   Credit
to be developed and the Fund may invest in such                    Market
options, contracts and products.                                   Liquidity
-----------------------------------------------------------------------------
Obligations of Supranational Agencies: Obligations   4, 10, 12,    Credit
of supranational agencies which are chartered to     16, 19        Foreign
promote economic development and are supported by                  Investment
various governments and governmental agencies.
-----------------------------------------------------------------------------
Participation Interests: Interests in municipal      1             Credit
securities, including municipal leases, from                       Tax
financial institutions such as commercial and
investment banks, savings and loan associations
and insurance companies. These interests may take
the form of participations, beneficial interests
in a trust, partnership interests or any other
form of indirect ownership that allows the Funds
to treat the income from the investment as exempt
from federal income tax.
-----------------------------------------------------------------------------
Preferred Stock: A class of stock that generally     2-6, 9-23     Market
pays a dividend at a specified rate and has
preference over common stock in the payment of
dividends and in liquidation.
-----------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled      2-6, 9-23     Liquidity
investment vehicles that invest primarily in                       Management
income-producing real estate or real estate                        Market
related loans or interest.                                         Prepayment
                                                                   Tax
                                                                   Regulatory
-----------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security    1-23          Credit
and the simultaneous commitment to return the                      Market
security to the seller at an agreed upon price on                  Liquidity
an agreed upon date. This is treated as a loan.
-----------------------------------------------------------------------------
Restricted Securities: Securities not registered     1-6, 8-23     Liquidity
under the Securities Act of 1933, such as                          Market
privately placed commercial paper and Rule 144A
securities.
-----------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a         1-22          Market
security and the simultaneous commitment to buy                    Leverage
the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

                                                     FUND          RISK
INSTRUMENT                                           CODE          TYPE
-----------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3%     1-8, 10-23    Credit
of a Fund's total assets. In return, the Fund will                 Market
receive cash, other securities and/or letters of                   Leverage
credit.
-----------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued     1-6, 8, 23    Credit
by banks and highly rated U.S. insurance companies                 Liquidity
such as Guaranteed Investment Contracts ("GICs")                   Market
and Bank Investment Contracts ("BICs").
-----------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative      2-8, 23       Prepayment
multi-class mortgage securities usually structured                 Market
with two classes of shares that receive different                  Credit
proportions of the interest and principal from a                   Regulatory
pool of mortgage-backed obligations. These include
IOs and POs.
-----------------------------------------------------------------------------
Structured Instruments: Debt securities issued by    2-8, 10-20,   Market
agencies and instrumentalities of the U.S.           23            Management
government, banks, municipalities, corporations                    Liquidity
and other businesses whose interest and/or                         Credit
principal payments are indexed to foreign currency                 Foreign
exchange rates, interest rates, or one or more                     Investment
other referenced indices.
-----------------------------------------------------------------------------
Swaps, Caps and Floors: A Fund may enter into        2-8, 10-22    Market
these transactions to manage its exposure to                       Management
changing interest rates and other factors. Swaps                   Credit
involve an exchange of obligations by two parties.                 Liquidity
Caps and floors entitle a purchaser to a principal
amount from the seller of the cap or floor to the
extent that a specified index exceeds or falls
below a predetermined interest rate or amount.
-----------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a   1-6, 8-23     Liquidity
bank in exchange for the deposit of funds.                         Credit
-----------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.              1-6, 8-23     Market
-----------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds,      1-23          Market
STRIPS and CUBES.
-----------------------------------------------------------------------------
U.S. Government Agency Securities: Securities        1-23          Market
issued by agencies and instrumentalities of the                    Credit
U.S. government. These include all types of
securities issued by Ginnie Mae, Fannie Mae and
Freddie Mac including funding notes and
subordinated benchmark notes.
-----------------------------------------------------------------------------
Variable and Floating Rate Instruments:              1-23          Market
Obligations with interest rates which are reset                    Credit
daily, weekly, quarterly or some other period and                  Liquidity
which may be payable to the Fund on demand.

                                                     FUND          RISK
INSTRUMENT                                           CODE          TYPE
-----------------------------------------------------------------------------
Warrants and Rights: Securities, typically issued    4, 6, 11-14,  Market
with preferred stock or bonds, that give the holder  16-19,        Credit
the right to buy a proportionate amount of common    21-23
stock at a specified price.
-----------------------------------------------------------------------------
When-Issued Securities and Forward Commitments:      1-8, 10-22    Market
Purchase or contract to purchase securities at a                   Leverage
fixed price for delivery at a future date.                         Liquidity
                                                                   Credit
-----------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt    2-8, 12, 16,  Credit
that pay no interest, but are issued at a discount   19, 23        Market
from their value at maturity. When held to                         Zero Coupon
maturity, their entire return equals the
difference between their issue price and their
maturity value.
-----------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero-coupon       2-8, 23       Credit
debt securities that convert on a specified date                   Market
to interest-bearing debt securities.                               Zero Coupon

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the underlying funds may fluctuate, as will the value of the Fund's investments in the underlying funds. Ultimately, the value of your investment will be affected. Certain investments are more susceptible to these risks than others.

..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

          Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

          Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.


..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

..    Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.


How Can I Get More Information? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-877-691-1118 or by writing the Funds at:


     ONE GROUP(R) MUTUAL FUNDS
     1111 POLARIS PARKWAY
     COLUMBUS, OHIO 43271-1235

     OR VISITING

     WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


                                             [LOGO OF ONE1GROUP(R) MUTUAL FUNDS]

TOG-I-125 (11/03)

SPECIALIZED STRATEGIES

                                             [LOGO OF ONE1GROUP(R) MUTUAL FUNDS]

[LOGO]
Prospectus
One Group Market Neutral Fund

        November 1, 2003

        Class A Shares
        Class B Shares
        Class C Shares

                The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE
     One Group Market Neutral Fund

MORE ABOUT THE FUND
     Principal Investment Strategies
     Investment Risks
     Temporary Defensive Positions
     Portfolio Turnover

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
     Purchasing Fund Shares
     Sales Charges
     Sales Charge Reductions and Waivers
     Exchanging Fund Shares
     Redeeming Fund Shares

PRIVACY POLICY

SHAREHOLDER INFORMATION
     Voting Rights
     Dividend Policies
     Tax Treatment of Shareholders
     Shareholder Statements and Reports

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
     The Advisor
     The Fund Managers
     Banc One Investment Advisors-
     Related Performance of
     Separately Managed Accounts

LEGAL PROCEEDINGS
FINANCIAL HIGHLIGHTS
APPENDIX A: INVESTMENT PRACTICES

ONE GROUP(R)

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE


Market Neutral Fund


What is the goal of the Fund?

The Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance.

What are the Fund's main investment strategies?


The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that Banc One Investment Advisors Corporation ("Banc One Investment Advisors") considers to be attractive and 'short selling' stocks that Banc One Investment Advisors considers to be unattractive. Banc One Investment Advisors considers a company's fundamentals and valuation in determining whether a stock is attractive or unattractive and whether to invest in or short-sell a stock. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies. The Fund intends to maintain approximately equal value exposure in its long and short positions in order to offset the effects on its performance resulting from general domestic stock market movements or sector swings. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market. For more information about the Fund's investment strategies, please read "More About the Fund" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
--------------------------------------------------------------------------------

Strategy Risk. The strategy used by the Fund's management may fail to produce the intended result. There is no guarantee that the use of long and short positions will succeed in limiting the Fund's exposure to domestic stock market movements, capitalization, sector-swings or other risk factors. The strategy used by the Fund involves complex securities transactions that involve risks different than direct equity investments. As a result, the Fund is intended for investors who plan to invest for at least three years and are able and willing to assume the risks associated with this type of fund.

Short Selling Risk. In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons.

After short selling the borrowed security, the Fund is then obligated to 'cover' the short sale by purchasing and returning the security to the lender on a later date. The Fund

FUND SUMMARY


Market Neutral Fund


may not always be able to complete or 'close out' the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. The Fund's loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short-sellers of the same security want to close out their positions at the same time, a 'short squeeze' can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


This section normally would include a bar chart and average annual total return table. The Market Neutral Fund does not have a full calendar year of investment returns. However, to obtain the Fund's current yield information, please call toll-free 1-800-480-4111 or visit www.onegroup.com.

ONE GROUP(R)

FUND SUMMARY


Market Neutral Fund


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)/1/       CLASS A   CLASS B    CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases     5.25%     NONE       NONE
--------------------------------------------------------------------------------
 (as a percentage of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                 NONE/2/   5.00%      1.00%
--------------------------------------------------------------------------------
 (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee on shares held less than 90 days      2.00%     2.00%      2.00%
--------------------------------------------------------------------------------
 (as a percentage of amount redeemed/exchanged)
--------------------------------------------------------------------------------
Exchange Fee                                         NONE      NONE       NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)      CLASS A   CLASS B    CLASS C
--------------------------------------------------------------------------------
Investment Advisory Fees                             1.25%     1.25%      1.25%
--------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees            .35%     1.00%      1.00%
--------------------------------------------------------------------------------
Other Expenses/3/                                     .36%      .36%       .36%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.96%     2.61%      2.61%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/           (.21%)    (.11%)     (.11%)
--------------------------------------------------------------------------------
Net Expenses/5/                                      1.75%     2.50%      2.50%
--------------------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/ Expense information is based on estimated amounts for the current fiscal year.


/4/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.75% for Class A shares, to 2.50% for Class B shares and to 2.50% for Class C shares for the same time period.


/5/ Banc One Investment Advisors Corporation and the Administrator are currently voluntarily waiving fees and/or reimbursing expenses to limit total fund operating expenses to 1.50% for Class A shares and to 2.25% for Class B shares and Class C shares. This additional waiver is voluntary and may be discontinued at any time.

EXAMPLES

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                                       CLASS A        CLASS B        CLASS B        CLASS C       CLASS C

                                                      ASSUMING     ASSUMING NO     ASSUMING      ASSUMING NO
                                                   REDEMPTION AT    REDEMPTION   REDEMPTION AT    REDEMPTION
                                                     THE END OF                    THE END OF
                                                    EACH PERIOD                   EACH PERIOD
------------------------------------------------------------------------------------------------------------
1 Year/1/                              $   694     $         753   $       253   $         353   $       253
------------------------------------------------------------------------------------------------------------
3 Years                                  1,089             1,101           801             801           801
------------------------------------------------------------------------------------------------------------
/1/ Without contractual fee waivers, 1 Year expenses would be as follows:

  Class A                                     $ 714
  Class B (with redemption)                   $ 764
  Class B (no redemption)                     $ 264
  Class C (with redemption)                   $ 364
  Class C (no redemption)                     $ 264

More About the Fund


The Fund described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The principal investment strategy that is used to meet the Fund's investment objective is described in "Fund Summary: Investments, Risk & Performance" in the front of this prospectus. It is also described below. There can be no assurance that the Fund will achieve its investment objective. Please note that the Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.


                             WHAT IS SHORT SELLING?

Short selling a security means borrowing it from a lender then selling it to a third party. To complete or close the short transaction, the Fund must acquire the same security in the market and return it to the lender. If the Fund can close the transaction by buying the security at a price lower than the price paid by the third party, a profit results; however, if the price rises, a loss occurs.

The Fund buys (takes long positions in) domestic stocks believed to be attractive and sells short an equal dollar amount of domestic stocks believed to be unattractive. The Fund's proceeds from the short sales and remaining cash balance is invested in cash and cash equivalents. In order to sell a security short, the Fund must borrow the security in order to settle the sale and buy the security at a later date to return to the lender. The Fund must maintain collateral at least equal to the current market value of the security sold short. By using this long/short investment strategy, the Fund seeks to generate returns independent of the direction of the stock market.


                            WHAT IS A LONG POSITION?

When the Fund takes a long position, it purchases the security outright.


..    The Fund intends to maintain approximately equal value exposures in its long and short positions in order to limit the effects on performance resulting from domestic stock market movements or sector-swings.

..    In determining whether a stock is attractive or unattractive, Banc One
     Investment Advisors uses a proprietary stock selection model that collects quantitative and fundamental investment data designed to evaluate the relative attractiveness of stocks. The stock selection model considers valuation factors such as discounted cash flows and price-to-book values. The model also takes into account data concerning an issuer's fundamentals including revisions of earnings estimates and working capital management. The data is then compiled, blending both calculations and fundamental scores, to develop an overall rank from most attractive to least attractive for each security by sector within a universe of approximately 1,100 to 1,300 highly liquid domestic stocks. The Fund seeks to enhance return by purchasing long positions in stocks that have the relatively highest scores and selling short stocks that have the relatively lowest scores.

..    The Fund's strategy is to be sector neutral meaning that both the long and short positions will have approximately the same weight in the market sectors in which the Fund invests. However, the stock selection model may result in the Fund's long and short positions being overweighted in different industries within a sector. If the stock selection model finds most stocks within an industry to be attractive, then the Fund would automatically tend to overweight that industry. If the stock selection model finds most stocks within an industry to be unattractive, then the Fund would automatically tend to engage in more short sales with regard to that industry.


..    Banc One Investment Advisors periodically rebalances the positions in the
     Fund to the stock selection model. Ordinarily, Banc One Investment Advisors rebalances the Fund on a monthly basis unless there are meaningful cash inflows or outflows which warrant rebalancing sooner. The Fund may hold investments in cash, U.S. government securities or other liquid securities until such time as the Fund is rebalanced to the stock selection model.


..    The Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. Banc One Investment Advisors uses the return that an investor could achieve through an investment in 3-month U.S. Treasury bills as a benchmark against which to measure the Fund's performance. Banc One Investment Advisors attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury bills because, among other things, Treasury bills are backed by the full faith and credit of the U.S. Government, Treasury bills have a fixed rate of return, investors in Treasury bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury bills.

INVESTMENT RISKS
--------------------------------------------------------------------------------

The main risks associated with investing in the Fund are described below and in "Fund Summary: Investments, Risk & Performance" at the front of this prospectus.

SHORT SALES RISK. When the stock selection model determines that a security is unattractive, the Fund sells the security short by borrowing it from a lender and selling it to a third party at the then current market price. In order to replace the borrowed securities, i.e., 'cover the short position', the Fund will be required to purchase, exchange or convert securities to return to the security's lender. The Fund cannot guarantee that it will be able to replace a borrowed security at a particular time or at an acceptable price. If the borrowed securities have appreciated in value, the Fund will be required to pay more for the replacement securities than the amount it received for selling the security short. The potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases and the price may rise indefinitely. If the price of a borrowed security declines before the short position is covered, the Fund may realize a gain. The Fund's gain on a short sale, before transaction costs, is generally limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender.

While the Fund has an open short position, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement shares immediately at the stock's then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position.

Short sales also involve other costs. The Fund must repay to the lender an amount equal to any dividends or interest that accrue while the loan is outstanding. To borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund closes the short position, it will maintain a segregated account with a custodian containing cash, U.S. government securities or other liquid securities. These assets used to cover the Fund's short sales will not be available for any reason, including to meet redemption requests. The Fund will not make a short sale if, after giving effect to the sale, the market value of all securities sold short will exceed 100% of the value of such Fund's net assets (exclusive of the cash proceeds of the short sale).

SMALLER COMPANIES. The Fund may invest in domestic securities across all capitalization levels including small capitalization stocks. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid and more volatile than stocks of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.


For more information about risks associated with the types of investments that the Fund purchases, please read "Fund Summary: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.


TEMPORARY DEFENSIVE POSITIONS
--------------------------------------------------------------------------------


To respond to unusual market conditions, the Fund may invest up to 100% of its assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and prevent the Fund from meeting its investment objective.


                           WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it will not be pursuing its investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------


The Fund will engage in active and frequent trading of portfolio securities to achieve its principal investment strategy. Portfolio turnover may vary greatly from year to year, as well as within a particular year.


Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you. The Fund anticipates a portfolio turnover rate well above that of other mutual funds. The Fund's portfolio turnover is likely to exceed 200%.

To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

How to Do Business with One Group Mutual Funds

PURCHASING FUND SHARES
--------------------------------------------------------------------------------

Where can I buy shares?

You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").

When can I buy shares?


..    Purchases may be made on any business day. This includes any day that the
     Fund is open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
     New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


..    Purchase requests received before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.


..    The Distributor can reject a purchase order if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the order. The Fund does not authorize market timing and uses its best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund.


..    Shares are electronically recorded. Therefore, certificates will not be issued.

What kind of shares can I buy?

..    This prospectus offers Class A, Class B and Class C shares, all of which are available to the general public.


..    Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled "Sales Charges."


How much do shares cost?

..    Shares are sold at net asset value ("NAV") plus a sales charge, if any.

..    Each class of shares has a different NAV. This is primarily because each class has different distribution expenses.

..    NAV per share is calculated by dividing the total market value of the
     Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.


..    The market value of the Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund's NAV is calculated, that security may be valued by another method that the Fund believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


..    The Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?


1. Read the prospectus carefully, and select the share class most appropriate for you.


2.   Decide how much you want to invest.

     .    The minimum initial investment is $10,000.

     . You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund.

     .    Subsequent investments must be at least $25.

     . You may purchase no more than $249,999 of Class B shares. This is because Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled "What kind of shares can I buy?" provides information that can help you choose the appropriate share class.


     . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b), SIMPLE IRA and wrap fee accounts). One Group reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.


3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


     Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, business or residential street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.

     . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all the required information is received.

     . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.   Send the completed Account Application and a check to:


     ONE GROUP MUTUAL FUNDS
     P. O. BOX 8528
     BOSTON, MA 02266-8528


..    If you choose to pay by wire, please call 1-800-480-4111 to notify One
     Group of your purchase and authorize your financial institution to wire funds to:

     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
       (EX: ONE GROUP ABC FUND-A)
     YOUR FUND NUMBER & ACCOUNT NUMBER
       (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
       (EX: JOHN SMITH & MARY SMITH, JTWROS)

All checks must be in U.S. dollars. One Group does not accept cash, starter checks or credit card checks. One Group reserves the right to refuse "third party checks". Checks made payable to any individual or company and endorsed to One Group Mutual Funds or the Fund are considered third party checks.

ALL CHECKS MUST BE PAYABLE TO ONE OF THE FOLLOWING:

     .    One Group Mutual Funds; or


     .    The Fund.

5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-800-480-4111.


Can I purchase shares over the telephone?

Yes. Simply select this option on your Account Application Form and then:


..    Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your purchase instructions.


..    Authorize a bank transfer or initiate a wire transfer to the following wire address:


     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
       (EX: ONE GROUP ABC FUND-A)
     YOUR FUND NUMBER & ACCOUNT NUMBER
       (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
       (EX: JOHN SMITH & MARY SMITH, JTWROS)


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $10,000. To establish a Systematic Investment Plan:

..    Select the "Systematic Investment Plan" option on the Account Application
     Form.

..    Provide the necessary information about the bank account from which your investments will be made.


..    One Group may hold redemption proceeds from the sale of shares purchased under a Systematic Investment Plan until the purchase check has cleared which may be as long as five (5) business days.


..    One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

..    You may revoke your election to make systematic investments by calling
     1-800-480-4111 or by sending a letter to:


     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

SALES CHARGES
--------------------------------------------------------------------------------


The Distributor compensates Shareholder Servicing Agents who sell shares of One Group Funds. Compensation comes from sales charges, 12b-1 fees and payments by the Distributor and the Fund's investment advisor from their own resources. The tables below show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.


CLASS A SHARES
--------------------------------------------------------------------------------

This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

                                   SALE CHARGE             SALES CHARGE           COMMISSION
AMOUNT OF PURCHASES           AS A PERCENTAGE OF THE     AS A PERCENTAGE       AS A PERCENTAGE
                                  OFFERING PRICE        OF YOUR INVESTMENT    OF OFFERING PRICE
LESS THAN $50,000                     5.25%                   5.54%                 4.75%
-----------------------------------------------------------------------------------------------
$50,000-$99,999                       4.50%                   4.71%                 4.05%
-----------------------------------------------------------------------------------------------
$100,000-$249,999                     3.50%                   3.63%                 3.05%
-----------------------------------------------------------------------------------------------
$250,000-$499,999                     2.50%                   2.56%                 2.05%
-----------------------------------------------------------------------------------------------
$500,000-$999,999                     2.00%                   2.04%                 1.60%
-----------------------------------------------------------------------------------------------
$1,000,000*                           NONE                    NONE                  NONE
-----------------------------------------------------------------------------------------------


* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.


CLASS B SHARES
--------------------------------------------------------------------------------

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

          YEARS              CDSC AS A PERCENTAGE
          SINCE                OF DOLLAR AMOUNT
        PURCHASE               SUBJECT TO CHARGE

           0-1                       5.00%
       ------------------------------------------
           1-2                       4.00%
       ------------------------------------------
           2-3                       3.00%
       ------------------------------------------
           3-4                       3.00%
       ------------------------------------------
           4-5                       2.00%
       ------------------------------------------
           5-6                       1.00%
       ------------------------------------------
       MORE THAN 6                   NONE
       ------------------------------------------

The Distributor pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.


CONVERSION FEATURE


Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

..    After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.


..    You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.

..    Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

..    If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

CLASS C SHARES
--------------------------------------------------------------------------------

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

          YEARS              CDSC AS A PERCENTAGE
          SINCE                OF DOLLAR AMOUNT
        PURCHASE               SUBJECT TO CHARGE

           0-1                       1.00%
     --------------------------------------------
     AFTER FIRST YEAR                NONE
     --------------------------------------------

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from the Distributor.

HOW THE CLASS B AND CLASS C CDSC IS CALCULATED

..    The Fund assumes that all purchases made in a given month were made on the first day of the month.

..    The CDSC is based on the original cost of the shares.

..    No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

..    To keep your CDSC as low as possible, the Fund first will redeem the shares you have held for the longest time and thus have the lowest CDSC.

..    If you exchange Class B or Class C shares of an unrelated mutual fund for
     Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12B-1 FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Fund. These fees are called "12b-1 fees." 12b-1 fees are paid by One Group to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

The 12b-1 fees vary by share class as follows:

1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

..    The Distributor may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, the Distributor received 12b-1 fees totaling .25% of the average daily net assets of Class A, and 1.00% and 1.00% of the average daily net assets of Class B and Class C shares, respectively, of other Funds of One Group Mutual Funds.

..    The Distributor may pay 12b-1 fees to its affiliates, including Banc One
     Investment Advisors, or any sub-advisor.


Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGE REDUCTIONS AND WAIVERS
--------------------------------------------------------------------------------

REDUCING YOUR CLASS A SALES CHARGES
--------------------------------------------------------------------------------


In taking advantage of the methods listed below, you may link all One Group Funds in which you invest, as well as all One Group Funds owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Shareholder Servicing Agent or One Group that you would like to have one or more Funds linked together for purposes of reducing the initial sales charge.


There are several ways you can reduce the sales charges you pay on Class A shares:


..    Right of Accumulation: To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C shares of a Fund (except Class A shares of a money market Fund) held in:

     1.   Your account(s);
     2.   Account(s) of your spouse or domestic partner;
     3. Account(s) of children under the age of 21 who share your residential address;
     4. Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;
     5.   Solely controlled business accounts; and
     6. Single-participant retirement plans of any of the individuals in items (1) through (3) above.

You should inform your Shareholder Servicing Agent if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. Appropriate documentation may be required.

..    Letter of Intent: Provided you satisfy the minimum initial investment requirement, you may purchase Class A shares of one or more One Group Funds (other than the Money Market Funds) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13 month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Shareholder Servicing Agent that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your Account Application or contact your Shareholder Servicing Agent. To determine if you are eligible for the accumulation privilege, call 1-800-480-4111. These programs may be terminated or amended at any time.


WAIVER OF THE CLASS A SALES CHARGE
--------------------------------------------------------------------------------


No sales charge is imposed on Class A shares of the Fund if the shares were:


1.   Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other One Group shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

     .    One Group.

     .    Bank One Corporation and its subsidiaries and affiliates.

     .    The Distributor and its subsidiaries and affiliates.

     . State Street Bank and Trust Company and its subsidiaries and affiliates.

     . Broker-dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

     . An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4.   Bought by:

     . Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial capacity or accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

     . Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

     . Shareholder Servicing Agents who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, as well as clients of such Shareholder Servicing

          Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.


5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

6. Bought with proceeds from the sale of Class A shares of a One Group Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.


7.   Bought with assets of One Group.


8. Bought in connection with plans of reorganizations of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.

9.   Purchased during the Fund's special offering.


10. Bought by a "charitable organization" as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

WAIVER OF THE CLASS B AND CLASS C SALES CHARGE
--------------------------------------------------------------------------------


No sales charge is imposed on redemptions of Class B or Class C shares of the
Fund:

1. If you withdraw no more than a specified percentage (as indicated in "Can I redeem on a systematic basis?") of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see "Can I redeem on a systematic basis?."


2. If you are the shareholder (or a joint shareholder) or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.


3. Exchanged in connection with plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.


4. Exchanged for Class B or Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read "Do I pay a sales charge on an exchange?."

5. If the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

1. No sales charge is imposed on Class C shares of the Fund if the shares were bought with proceeds from the sale of Class C shares of a One Group Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.


WAIVER QUALIFICATIONS
--------------------------------------------------------------------------------

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, call 1-800-480-4111 or contact your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

What are my exchange privileges?

You may make the following exchanges:

..    Class A shares of the Fund may be exchanged for Class I shares of the Fund or Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

..    Class B shares of the Fund may be exchanged for Class B shares of another
     One Group Fund.

..    Class C shares of the Short-Term Municipal Bond Fund, the Ultra Short-Term
     Bond Fund, and the Short-Term Bond Fund (collectively the "Short-Term Bond Funds") may be exchanged for Class C shares of any other One Group Fund, including Class C shares of any of the Short-Term Bond Funds.

..    Class C shares of any other Fund may be exchanged for Class C shares of another One Group Fund, other than for Class C shares of the Short-Term Bond Funds.


One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in dollar cost averaging. To participate in the Systematic Exchange Privilege, please select it on your Account Application. To learn more about it, please call 1-800-480-4111.


One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.


Before making an exchange request, you should read the prospectus of the One Group Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling 1-800-480-4111.


When are exchanges processed?

Exchanges are processed the same business day they are received, provided:


..    State Street Bank and Trust Company receives the request by 4:00 p.m. ET.

..    You have provided One Group with all of the information necessary to process the exchange.


..    You have contacted your Shareholder Servicing Agent, if necessary.


Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange. However:


..    You will pay a sales charge if you bought Class A shares of a Fund that does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging, unless you qualify for a sales charge waiver.

..    If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:


     1. Your new Class B or Class C shares will be subject to the CDSC of the Fund from which you exchanged.


     2. The current holding period for your exchanged Class B or Class C shares, other than exchanged Class C shares of the Short-Term Bond Funds, will be carried over to your new shares.


     3. If you exchange Class C shares of one of the Short-Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.


..    Because exchanges involve redemptions, you will pay a redemption fee of
     2.00% of the value of the shares redeemed if you exchange shares of the the Fund for shares of another One Group Fund within 90 days of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed on a systematic basis including shares redeemed as part of a regular rebalancing program, such as a wrap program, where the redemptions do not result in excessive exchange activity. For a discussion of excessive exchange activity, please review "Are there limits on exchanges?."


Are exchanges taxable?

Generally:

..    An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

..    An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

..    You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:


..    To prevent disruptions in the management of the Fund One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other. For this purpose, substantive means an exchange in excess of $50,000.


..    Excessive exchange activity will result in revocation of your exchange privilege.

..    In addition, One Group reserves the right to reject any exchange request
     (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

..    The Fund does not authorize market timing and use its best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund.

..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if, due to exchanges, your account value falls below the minimum required balance. If your account is closed for this reason, you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read, "How do I open an account?."


REDEEMING FUND SHARES
--------------------------------------------------------------------------------

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business.

..    Redemption requests received before 4:00 p.m. ET (or when the NYSE closes)
     will be effective that day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

     1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

          ONE GROUP MUTUAL FUNDS
          P.O. BOX 8528
          BOSTON, MA 02266-8528

     2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is for shares worth $50,000 or less; and

     2.   The redemption is payable to the shareholder of record; and


     3. The redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account currently designated on your One Group account.


..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


     1.   A financial institution; or


     2.   Your Shareholder Servicing Agent.

..    State Street Bank and Trust Company may charge you a wire redemption fee.
     The current fee is $7.00.

..    Your redemption proceeds will be paid within seven (7) days after receipt of the redemption request.

..    One Group may hold redemption proceeds from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as five (5) business days.


What will my shares be worth?


..    If you own Class A, Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC or redemption fee.

..    If you sell your shares of the Fund within 90 days of purchase, you will pay a redemption fee of 2.00% on the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed on a systematic basis including shares redeemed as part of a regular rebalancing program, such as a wrap program, where the redemptions do not result in excessive exchange activity. For a discussion of excessive exchange activity, please review "Are there limits on exchanges?." The redemption fee is paid to the Fund and is designed to offset certain costs associated with fluctuations in Fund's asset levels and cash flow caused by short-term shareholder trading, including capital gains impact.


Can I redeem by telephone?

Yes, if you selected this option on your Account Application Form.


..    Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Can I redeem on a systematic basis?


..    If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic withdrawals in connection with required minimum distributions under a retirement plan may be in any amount.


..    Select the "Systematic Withdrawal Plan" option on the Account Application
     Form.

..    Specify the amount you wish to receive and the frequency of the payments.

..    You may designate a person other than yourself as the payee.

..    There is no fee for this service.

..    If you select this option, please keep in mind that:

1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

     . If you own Class B or Class C shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

     . Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

     . Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

2. The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limit above, please see the Funds' Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.


3. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS
--------------------------------------------------------------------------------

..    Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of the Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.


..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if your account value falls below the minimum required balance. If your account is closed for this reason, you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read, "How do I open an account?."

..    The Fund does not authorize market timing and uses its best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund.


..    One Group may suspend your ability to redeem when:


     1.   Trading on the NYSE is restricted.


     2.   The NYSE is closed (other than weekend and holiday closings).

     3.   The SEC has permitted a suspension.

     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

..    You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

Privacy Policy
--------------------------------------------------------------------------------

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE

From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SECURITY

For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT

One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

VOTING RIGHTS
--------------------------------------------------------------------------------


The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. The Fund, and each class of shares within the Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


DIVIDEND POLICIES
--------------------------------------------------------------------------------

DIVIDENDS

The Fund generally declares dividends, if any, on the last business day of each year. Dividends for the Fund are distributed on the first business day of the next month after they are declared. Capital gains, if any, for the Fund are distributed at least annually.


The Fund pays dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.


DIVIDEND REINVESTMENT


You automatically will receive all income dividends and capital gain distributions in additional shares of the Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.


SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

TAX TREATMENT OF SHAREHOLDERS
--------------------------------------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

TAXATION OF DISTRIBUTIONS


The Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning on or before December 31, 2008.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF SHORT SALES

The Fund's short sales will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund's use of short sales may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such short sales.

TAXATION OF RETIREMENT PLANS


Distributions by the Fund to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION


The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Fund provides you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders. For additional information on the potential tax consequences of investing in the Fund, please see the Statement of Additional Information.


SHAREHOLDER STATEMENTS AND REPORTS
--------------------------------------------------------------------------------

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.


If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-800-480-4111 or visit www.onegroup.com.

Management of One Group Mutual Funds

THE ADVISOR
--------------------------------------------------------------------------------


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


ADVISORY FEES
--------------------------------------------------------------------------------

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of the Fund. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to 1.25% of the average daily net assets of the Fund.

THE FUND MANAGERS
--------------------------------------------------------------------------------


The Fund is managed by a portfolio manager teamed with quantitative analysts. The quantitative analysts play an important role in developing and refining the stock selection model and implementing the model to generate evaluations, while the portfolio manager determines strategy, industry weightings, Fund holdings and cash positions.

Bala Iyer, Ph.D., CFA, is the portfolio manager for the One Group Market Neutral Fund, as well as the leader of the Quantitative Team. In addition to the One Group Market Neutral Fund, the Quantitative Team also is responsible for the One Group Market Expansion Index Fund and the One Group Equity Index Fund. Since 1995, Dr. Iyer has served as the director of quantitative research for Banc One Investment Advisors. Prior to 1995, Dr. Iyer served as a portfolio manager and an analyst at Zaske, Sarafa & Associates and as an equity analyst at NBD Bank in Detroit, Michigan.

BANC ONE INVESTMENT ADVISORS -- RELATED PERFORMANCE OF SEPARATELY MANAGED
ACCOUNTS

In addition to acting as investment advisor to the Fund, Banc One Investment Advisors manages separate accounts pursuant to the market neutral investment strategy. The following table shows the historical performance of all accounts managed by Banc One Investment Advisors, which have substantially similar investment objectives, policies, strategies and risks to the Market Neutral Fund. In addition, the composite includes the performance of the Market Neutral Fund for the period from its inception on May 23, 2003 through September 30, 2003. This composite is provided to illustrate the past performance of Banc One Investment Advisors in managing substantially similar accounts and the Market Neutral Fund. This composite does not represent the performance of the Market Neutral Fund. You should not consider this performance data as an indication of future performance of the Market Neutral Fund or of Banc One Investment Advisors. The accounts that are included in the Advisor's composite other than the Market Neutral Fund are not subject to the same types of expenses to which the Market Neutral Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Advisor's composite could have been adversely affected if the accounts included in the composite had been regulated as investment companies under the federal securities laws.

The investment results of the Advisor's composite presented below are unaudited. The investment results of the Advisor's composite were not calculated pursuant to the methodology established by the SEC that is used to calculate performance results of the Market Neutral Fund. Rather, the performance results for the composite were calculated on a time weighted basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. The returns included in the composite reflect the deduction of the Fund's actual total annual Fund operating expenses absent any fee waivers or expense reimbursements. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and cash equivalents are included in performance returns. Returns are calculated by geometrically linking the monthly and quarterly returns respectively. There is no use of leverage or derivatives. Investors should also be aware that the use of a methodology different from what is used below to calculate performance could result in different performance data.

RELATED PERFORMANCE


                                                                MERRILL LYNCH
                                                                   91-DAY
                                        ADVISOR'S               TREASURY BILL
CALENDAR YEAR                 MARKET NEUTRAL COMPOSITE/1/,/2/  (AUCTION RATE)/3/
--------------------------------------------------------------------------------
2000                                      1.05%                      6.37%
--------------------------------------------------------------------------------
2001                                      4.88%                      3.64%
--------------------------------------------------------------------------------
2002                                      5.26%                      1.68%
--------------------------------------------------------------------------------
2003 (through 9/30/03)                    1.24%                      0.81%
--------------------------------------------------------------------------------

                                                                 MERRILL LYNCH
                                                                    91-DAY
                                         ADVISOR'S               TREASURY BILL
ANNUALIZED PERIOD             MARKET NEUTRAL COMPOSITE/1/,/2/  (AUCTION RATE)/3/
--------------------------------------------------------------------------------
1 Yr Ended 9/30/03                       -1.49%                      1.17%
--------------------------------------------------------------------------------
2 Yrs Ended 9/30/03                       1.49%                      1.50%
--------------------------------------------------------------------------------
3 Yrs Ended 9/30/03                       4.47%                      2.58%
--------------------------------------------------------------------------------
Inception (through 9/30/03)               3.64%                      3.59%
--------------------------------------------------------------------------------

/1/ The composite performance represents the total return, assuming reinvestment of all dividends and proceeds from capital transactions. The composite performance has been adjusted to reflect the total annual fund operating expenses for Class A shares absent any fee waivers or expense reimbursements.

/2/ The composite performance contains information from several separate accounts managed in a substantially similar manner as the Fund. The composite performance also includes the performance of the Market Neutral Fund for the period from its inception on May 23, 2003, through September 30, 2003.

/3/ The Merrill Lynch 91-Day Treasury Bill (Auction Rate) index reflects auction prices of 3-month T-Bills.

Legal Proceedings
--------------------------------------------------------------------------------

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward
          J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group

          Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section
          11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section
          11 of the Securities Act of 1933, committed fraud in violation of
          Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

ONE GROUP(R)

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                    MAY 23,
                                                                    2003 TO
MARKET NEUTRAL FUND                                                 JUNE 30,
CLASS A                                                             2003(A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $  10.00
--------------------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)                                         -(B)
  Net realized and unrealized gains (losses) from investments          0.05
--------------------------------------------------------------------------------
Total from Investment Activities                                       0.05
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $  10.05
================================================================================
Total Return (Excludes Sales Charge)                                   0.50%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                                $ 25,478
  Ratio of expenses to average net assets (D)(E)                       1.50%
  Ratio of net investment income to average net assets (D)            (0.42)%
  Ratio of expenses to average net assets*(D)(E)                       2.07%
  Portfolio turnover(F)                                                0.00%

                                                                     MAY 23,
                                                                     2003 TO
MARKET NEUTRAL FUND                                                  JUNE 30,
CLASS B                                                              2003(A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $  10.00
--------------------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)                                        (0.01)
  Net realized and unrealized gains (losses) from investments          0.05
--------------------------------------------------------------------------------
Total from Investment Activities                                       0.04
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $  10.04
================================================================================
Total Return (Excludes Sales Charge)                                   0.40%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                                $ 12,389
  Ratio of expenses to average net assets (D)(E)                       2.25%
  Ratio of net investment income to average net assets (D)            (1.15)%
  Ratio of expenses to average net assets* (D)(E)                      2.70%
  Portfolio turnover(F)                                                0.00%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Amount is less than $0.01. (C) Not annualized. (D) Annualized. (E) Excludes dividend expense for securities sold short. Dividend expense is 0.96% of average net assets. (F) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP(R)

FINANCIAL HIGHLIGHTS


                                                                   MAY 23,
                                                                   2003 TO
MARKET NEUTRAL FUND                                                JUNE 30,
CLASS C                                                            2003(A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $  10.00
--------------------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)                                        (0.01)
  Net realized and unrealized gains (losses) from investments          0.05
--------------------------------------------------------------------------------
Total from Investment Activities                                       0.04
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $  10.04
================================================================================
Total Return (Excludes Sales Charge)                                   0.40%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                                $ 54,094
  Ratio of expenses to average net assets (D)(E)                       2.25%
  Ratio of net investment income to average net assets (D)            (1.16)%
  Ratio of expenses to average net assets*(D)(E)                       2.70%
  Portfolio turnover(F)                                                0.00%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (C) Not annualized. (D) Annualized. (E) Excludes dividend expense for securities sold short. Dividend expense is 0.96% of average net assets. (F) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

Appendix A

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                                                   RISK
INSTRUMENT                                                         TYPE
--------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn       Credit
on and accepted by a commercial bank. Maturities are               Liquidity
generally six months or less.                                      Market
--------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a             Market
stated maturity.                                                   Credit
                                                                   Liquidity
--------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term                 Credit
promissory notes issued by corporations and other entities.        Liquidity
Maturities generally vary from a few days to nine months.          Market
--------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.                    Market
--------------------------------------------------------------------------------
Exchange Traded Funds: Ownership in unit investment trusts,        Market
depositary receipts, and other pooled investment vehicles
that hold a portfolio of securities or stocks designed to
track the price performance and dividend yield of a
particular broad based, sector or international index.
Exchange traded funds or ETFs include a wide range of
investments such as iShares, Standard and Poor's Depository
Receipts ("SPDRs"), and NASDAQ 100's. The Equity Index Fund
invests only in SPDRs and other ETFs that track the S&P 500.
--------------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign companies,        Market
as well as commercial paper of foreign issuers and obligations     Political
of foreign banks, overseas branches of U.S. banks and              Liquidity
supranational entities. Includes American Depositary Receipts,     Foreign
Global Depositary Receipts, European Depositary Receipts and       Investment
American Depositary Securities.
--------------------------------------------------------------------------------
Investment Company Securities: Shares of other mutual funds,       Market
including One Group money market funds and shares of other
money market funds for which Banc One Investment Advisors or its affiliates serve as investment advisor or administrator.
Banc One Investment Advisors will waive certain fees when
investing in funds for which it serves as investment
advisor, to the extent required by law.
--------------------------------------------------------------------------------
Preferred Stock: A class of stock that generally pays a            Market
dividend at a specified rate and has preference over common
stock in the payment of dividends and in liquidation.
--------------------------------------------------------------------------------

                                                                   RISK
INSTRUMENT                                                         TYPE
--------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled investment         Liquidity
vehicles that invest primarily in income producing real            Management
estate or real estate related loans or interest.                   Market
                                                                   Regulatory
                                                                   Tax
                                                                   Prepayment
--------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the          Credit
simultaneous commitment to return the security to the seller       Market
at an agreed upon price on an agreed upon date. This is            Liquidity
treated as a loan.
--------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the         Market
Securities Act of 1933, such as privately placed commercial        Liquidity
paper and Rule 144A securities.
--------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security and          Market
the simultaneous commitment to buy the security back at an         Leverage
agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.
--------------------------------------------------------------------------------
Rights and Warrants: Securities, typically issued with             Market
preferred stock or bonds, that give the holder the right to        Credit
buy a proportionate amount of common stock at a specified
price.
--------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in         Liquidity
exchange for the deposit of funds.                                 Credit
                                                                   Market
--------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs, and CATS.                           Market
--------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by            Market
agencies and instrumentalities of the U.S. government. These       Credit
include Ginnie Mae, Fannie Mae, and Freddie Mac.
--------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and         Market
CUBES.
--------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations                Credit
with interest rates which are reset daily, weekly, quarterly       Liquidity
or some other period and which may be payable to the Fund on       Market
demand.
--------------------------------------------------------------------------------

INVESTMENT RISKS
--------------------------------------------------------------------------------


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.


..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

          Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

          Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.


..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

If you want more information about the Fund, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

How Can I Get More Information? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-800-480-4111, or by writing the Fund at:


     ONE GROUP(R) MUTUAL FUNDS
     1111 POLARIS PARKWAY
     COLUMBUS, OHIO 43271-1235

        OR  VISITING

     WWW.ONEGROUP.COM


You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Fund from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


(Investment Company Act File No. 811-4236)


TOG-F-137 (11/03)


                                             [LOGO OF ONE1GROUP(R) MUTUAL FUNDS]

SPECIALTY FUNDS

Prospectus                                                  [LOGO] ONE GROUP (R)
One Group Market Neutral Fund                                      Mutual Funds

     November 1, 2003
     Class I Shares

     For Institutional Clients

                   The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of

   C O N T E N T S


      Fund Summary: Investments, Risk & Performance
         One Group Market Neutral Fund

      More About the Fund

         Principal Investment Strategies
         Investment Risks
         Temporary Defensive Positions
         Portfolio Turnover

      How to Do Business with One Group Mutual Funds
         Purchasing Fund Shares
         Exchanging Fund Shares
         Redeeming Fund Shares

      Privacy Policy

      Shareholder Information
         Voting Rights
         Dividend Policies
         Tax Treatment of Shareholders
         Shareholder Statements and Reports

      Management of One Group Mutual Funds
         The Advisor
         The Fund Managers

         Banc One Investment Advisors-
         Related Performance of Separately
         Managed Accounts

      Legal Proceedings

      Financial Highlights

      Appendix A: Investment Practices

O N E  G R O U P (R)
================================================================================

Market Neutral Fund

What is the goal of the Fund?

The Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance.

What are the Fund's main investment strategies?


The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that Banc One Investment Advisors Corporation ("Banc One Investment Advisors") considers to be attractive and 'short selling' stocks that Banc One Investment Advisors considers to be unattractive. Banc One Investment Advisors considers a company's fundamentals and valuation in determining whether a stock is attractive or unattractive and whether to invest in or short-sell a stock. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value-and growth-oriented domestic companies. The Fund intends to maintain approximately equal value exposure in its long and short positions in order to offset the effects on its performance resulting from general domestic stock market movements or sector swings. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market. For more information about the Fund's investment strategies, please read "More About the Fund" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Strategy Risk. The strategy used by the Fund's management may fail to produce the intended result. There is no guarantee that the use of long and short positions will succeed in limiting the Fund's exposure to domestic stock market movements, capitalization, sector-swings or other risk factors. The strategy used by the Fund involves complex securities transactions that involve risks different than direct equity investments. As a result, the Fund is intended for investors who plan to invest for at least three years and are able and willing to assume the risks associated with this type of fund.

Short Selling Risk. In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons.

After short selling the borrowed security, the Fund is then obligated to 'cover' the short sale by purchasing and returning the security to the lender on a later date. The

Fund Summary
================================================================================

Market Neutral Fund

Fund may not always be able to complete or 'close out' the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. The Fund's loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short-sellers of the same security want to close out their positions at the same time, a 'short squeeze' can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


This section normally would include a bar chart and average annual total return table. The Market Neutral Fund does not have a full calendar year of investment returns. However, to obtain the Fund's current yield information, please call toll-free 1-877-691-1118 or visit www.onegroup.com.

Fund Summary
================================================================================

Market Neutral Fund

Fees and Expenses
================================================================================

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
================================================================================
(fees paid directly from your investment)                                CLASS I
================================================================================
Redemption Fee on shares less than 90 days
   (as a percentage of amount redeemed/exchanged)                         2.00%
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)                            CLASS I
================================================================================
Investment Advisory Fees                                                  1.25%
--------------------------------------------------------------------------------
Other Expenses                                                             .36%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses/1/                                   1.61%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                                (.11%)
--------------------------------------------------------------------------------
Net Expenses/3/                                                           1.50%
--------------------------------------------------------------------------------


/1/ Expense information is based on estimated amounts for the current fiscal year.


/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total fund operating expenses to 1.50% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


/3/ Banc One Investment Advisors Corporation and the Administrator are currently voluntarily waiving fees and/or reimbursing expenses to limit total fund operating expenses to 1.25% for Class I shares. This additional waiver is voluntary and may be discontinued at any time.


Examples
================================================================================

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.



1 YEAR/1/   3 YEARS
-------------------
  $153        $497
-------------------


/1/  Without contractual fee waivers, 1 Year expenses would be $164.

More About the Fund


The Fund described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

Principal Investment Strategies


The principal investment strategy that is used to meet the Fund's investment objective is described in "Fund Summary: Investments, Risk & Performance" in the front of this prospectus. It is also described below. There can be no assurance that the Fund will achieve its investment objective. Please note that the Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

                             What is short selling?

Short selling a security means borrowing it from a lender then selling it to a third party. To complete or close the short transaction, the Fund must acquire the same security in the market and return it to the lender. If the Fund can close the transaction by buying the security at a price lower than the price paid by the third party, a profit results; however, if the price rises, a loss occurs.


The Fund buys (takes long positions in) domestic stocks believed to be attractive and sells short an equal dollar amount of domestic stocks believed to be unattractive. The Fund's proceeds from the short sales and remaining cash balance is invested in cash and cash equivalents. In order to sell a security short, the Fund must borrow the security in order to settle the sale and buy the security at a later date to return to the lender. The Fund must maintain collateral at least equal to the current market value of the security sold short. By using this long/short investment strategy, the Fund seeks to generate returns independent of the direction of the stock market.


                            What is a long position?

When the Fund takes a long position, it purchases the security outright.


..    The Fund intends to maintain approximately equal value exposures in its long and short positions in order to limit the effects on performance resulting from domestic stock market movements or sector-swings.

..    In determining whether a stock is attractive or unattractive, Banc One
     Investment Advisors uses a proprietary stock selection model that collects quantitative and fundamental investment data designed to evaluate the relative attractiveness of stocks. The stock selection model considers valuation factors such as discounted cash flows and price-to-book values. The model also takes into account data concerning an issuer's fundamentals including revisions of earnings estimates and working capital management. The data is then compiled, blending both calculations and fundamental scores, to develop an overall rank from most attractive to least attractive for each security by sector within a universe of approximately 1,100 to 1,300 highly liquid domestic stocks. The Fund seeks to enhance return by purchasing long positions in stocks that have the relatively highest scores and selling short stocks that have the relatively lowest scores.

..    The Fund's strategy is to be sector neutral meaning that both the long and short positions will have approximately the same weight in the market sectors in which the Fund invests. However, the stock selection model may result in the Fund's long and short positions being overweighted in different industries within a sector. If the stock selection model finds most stocks within an industry to be attractive, then the Fund would automatically tend to overweight that industry. If the stock selection model finds most stocks within an industry to be unattractive, then the Fund would automatically tend to engage in more short sales with regard to that industry.


..    Banc One Investment Advisors periodically rebalances the positions in the
     Fund to the stock selection model. Ordinarily, Banc One Investment Advisors rebalances the Fund on a monthly basis unless there are meaningful cash inflows or outflows which warrant rebalancing sooner. The Fund may hold investments in cash, U.S. government securities or other liquid securities until such time as the Fund is rebalanced to the stock selection model.


..    The Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. Banc One Investment Advisors uses the return that an investor could achieve through an investment in 3-month U.S. Treasury bills as a benchmark against which to measure the Fund's performance. Banc One Investment Advisors attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury bills because, among other things, Treasury bills are backed by the full faith and credit of the U.S. Government, Treasury bills have a fixed rate of return, investors in Treasury bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury bills.

Investment Risks

The main risks associated with investing in the Fund are described below and in "Fund Summary: Investments, Risk & Performance" at the front of this prospectus.

SHORT SALES RISK. When the stock selection model determines that a security is unattractive, the Fund sells the security short by borrowing it from a lender and selling it to a third party at the then current market price. In order to replace the borrowed securities, i.e., 'cover the short position', the Fund will be required to purchase, exchange or convert securities to return to the security's lender. The Fund cannot guarantee that it will be able to replace a borrowed security at a particular time or at an acceptable price. If the borrowed securities have appreciated in value, the Fund will be required to pay more for the replacement securities than the amount it received for selling the security short. The potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases and the price may rise indefinitely. If the price of a borrowed security declines before the short position is covered, the Fund may realize a gain. The Fund's gain on a short sale, before transaction costs, is generally limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender.

While the Fund has an open short position, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement shares immediately at the stock's then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position.

Short sales also involve other costs. The Fund must repay to the lender an amount equal to any dividends or interest that accrue while the loan is outstanding. To borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund closes the short position, it will maintain a segregated account with a custodian containing cash, U.S. government securities or other liquid securities. These assets used to cover the Fund's short sales will not be available for any reason, including to meet redemption requests. The Fund will not make a short sale if, after giving effect to the sale, the market value of all securities sold short will exceed 100% of the value of such Fund's net assets (exclusive of the cash proceeds of the short sale).

SMALLER COMPANIES. The Fund may invest in domestic securities across all capitalization levels including small capitalization stocks. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid and more volatile than stocks of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.


For more information about risks associated with the types of investments that the Fund purchases, please read "Fund Summary: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.


Temporary Defensive Positions


To respond to unusual market conditions, the Fund may invest up to 100% of its assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and prevent the Fund from meeting its investment objective.

                           WHAT IS A CASH EQUIVALENT?


Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it will not be pursuing its investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.


Portfolio Turnover


The Fund will engage in active and frequent trading of portfolio securities to achieve its principal investment strategy. Portfolio turnover may vary greatly from year to year, as well as within a particular year.


Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you. The Fund anticipates a portfolio turnover rate well above that of other mutual funds. The Fund's portfolio turnover is likely to exceed 200%.

To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

How to Do Business with One Group Mutual Funds

Purchasing Fund Shares

Where can I buy shares?

You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").

Who may purchase Class I shares?

Class I shares may be purchased by:


..    Institutional investors such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Fund's transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

..    If you have questions about eligibility, please call 1-877-691-1118.


When can I buy shares?


..    Purchases may be made on any business day. This includes any day that the
     Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
     New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


..    Purchase requests received before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.


..    The Distributor can reject a purchase order if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the order. The Fund does not authorize market timing and uses its best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund.


..    Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?

..    Shares are sold at net asset value ("NAV").


..    NAV per share is calculated by dividing the total market value of the
     Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

..    The market value of the Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund's NAV is calculated that security may be valued by another method that the Fund believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


..    The Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?

1.   Read the prospectus carefully.

2.   Decide how much you want to invest.

     .    The minimum initial investment is $200,000.


     . You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund.

     .    Subsequent investments must be at least $5,000.

     . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b), SIMPLE IRA and wrap fee accounts). One Group reserves the right to waive any investment minimum. For further information on investment minimum waivers, call
          1-877-691-1118.


3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


     Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you including your social security number, tax identification number or other identifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.

     . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

     . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.   Send the completed Account Application and a check to:


     ONE GROUP MUTUAL FUNDS
     P. O. BOX 8528
     BOSTON, MA 02266-8528


     . If you choose to pay by wire, please call 1-877-691-1118, and authorize a wire to:

          STATE STREET BANK AND TRUST COMPANY
          ATTN: CUSTODY AND SHAREHOLDER SERVICES
          ABA 011 000 028
          DDA 99034167
          FBO ONE GROUP FUND
           (EX: ONE GROUP ABC FUND-I)
          YOUR FUND NUMBER & ACCOUNT NUMBER
           (EX: FUND 123-ACCOUNT 123456789)
          YOUR ACCOUNT REGISTRATION
           (EX: ABC CORPORATION)

All checks must be in U.S. dollars. One Group does not accept cash, starter checks or credit card checks. One Group reserves the right to refuse "third party checks". Checks made payable to any individual or company and endorsed to One Group Mutual Funds are considered third party checks.

All checks must be payable to one of the following:

     .    One Group Mutual Funds; or

     .    The Fund.


5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.


Can I purchase shares over the telephone?

Yes. Simply select this option on your Account Application Form and then:


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.


..    Authorize a bank transfer or initiate a wire transfer to the following wire address:


     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
        (EX: ONE GROUP ABC FUND-I)
     YOUR FUND NUMBER & ACCOUNT NUMBER
        (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
        (EX: ABC CORPORATION)


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

Exchanging Fund Shares

What are my exchange privileges?

You may exchange:

..    Class I shares of the Fund for Class A shares of the Fund or for Class A or
     Class I shares of another One Group Fund.

..    One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

..    Before making an exchange request, you should read the prospectus of the
     One Group Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling
     1-877-691-1118.


When are exchanges processed?

Exchanges are processed the same business day they are received, provided:

..    State Street Bank and Trust Company receives the request by 4:00 p.m. ET.

..    You have provided One Group with all of the information necessary to process the exchange.


..    You have contacted your Shareholder Servicing Agent, if necessary.


Do I pay a sales charge on an exchange?


Generally, you will not pay a sales charge on an exchange. However:

..    You will pay a sales charge if you own Class I shares of a Fund and you want to exchanges those shares for Class A shares of that Fund or Class A shares of another One Group Fund that does not charge a sales charge, unless you qualify for a sales charge waiver.


Do I pay a redemption fee on exchanges?


..    Because exchanges involve redemptions, you will pay a redemption fee of
     2.00% of the value of the shares redeemed if you exchange shares of the Fund for shares of another One Group Fund within 90 days of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed on a systematic basis including shares redeemed as part of a regular rebalancing program, such as a wrap program, where the redemptions do not result in excessive exchange activity. For a discussion of excessive exchange activity, please review "Are there limits on exchanges?."


Are exchanges taxable?

Generally:

..    An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

..    An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

..    You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:


..    To prevent disruptions in the management of the Fund, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other. For this purpose, substantive means an exchange in excess of $50,000.


..    Excessive exchange activity will result in revocation of your exchange privilege.

..    In addition, One Group reserves the right to reject any exchange request
     (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


..    The Fund does not authorize market timing and uses it best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund.

..    Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund's minimum balance requirement. If your account is closed for this reason, you will not be charged a redemption fee. For information on the minimum required balance, please read, "How do I open an account?."


Redeeming Fund Shares

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business.

..    Redemption requests received before 4:00 p.m. ET (or when the NYSE closes)
     will be effective that day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

     1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

          ONE GROUP MUTUAL FUNDS
          P.O. BOX 8528
          BOSTON, MA 02266-8528

     2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is for shares worth $50,000 or less; and

     2.   The redemption is payable to the shareholder of record; and

     3. The redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account currently designated on your One Group account.


..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


     1.   A financial institution; or


     2.   Your Shareholder Servicing Agent.


..    State Street Bank and Trust Company may charge you a wire redemption fee.
     The current fee is $7.00.

..    Your redemption proceeds will be paid within seven (7)days after receipt of the redemption request.

..    One Group may hold redemption proceeds from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as five (5) business days.


What will my shares be worth?


..    If the Fund receives your redemption request by 4:00 p.m. ET (or when the
     NYSE closes), you will that day's NAV minus the amount of any applicable redemption fee. Please read "How much do shares cost?."

..    If you sell your shares of the Fund within 90 days of purchase, you will pay a redemption fee of 2.00% on the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed on a systematic basis including shares redeemed a part of a regular rebalancing program, such as a wrap program, where the redemptions do not result in excessive exchange activity. For a discussion of excessive exchange activity, please review "Are there limits on exchanges?." The redemption fee is paid to the Fund and is designed to offset certain costs associated with fluctuations in the Fund's asset levels and cash flow caused by short-term shareholder trading, including their capital gains impact.


Can I redeem by telephone?

Yes, if you selected this option on your Account Application Form.


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS


..    The Fund does not authorize market timing and uses its best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund.

..    Your shares may be automatically redeemed and your account closed if you no longer meet the Fund's minimum balance requirement. If your account is closed for this reason, you will not be charged a redemption fee. For information on the minimum required balance, please read "How do I open an account?."


..    One Group may suspend your ability to redeem when:


     1.   Trading on the NYSE is restricted.


     2.   The NYSE is closed (other than weekend and holiday closings).

     3.   The SEC has permitted a suspension.

     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

..    You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

Privacy Policy

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to

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protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure

From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security

For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment

One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

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Shareholder Information

Voting Rights


The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. The Fund, and each class of shares within the Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


Dividend Policies

Dividends

The Fund generally declares dividends, if any, on the last business day of each year. Dividends for the Fund are distributed on the first business day of the next month after they are declared. Capital gains, if any, for the Fund are distributed at least annually.


The Fund pays dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.


Dividend Reinvestment


You automatically will receive all income dividends and capital gain distributions in additional shares of the Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-877-691-1118.


Tax Treatment of Shareholders

Taxation of Shareholder Transactions

A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your

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transactions. For more information about your specific tax situation, please consult your tax advisor.

Taxation of Short Sales

The Fund's short sales will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund's use of short sales may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such short sales.

Taxation of Distributions


The Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning on or before December 31,2008.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Retirement Plans


Distributions by the Fund to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax


                                       19

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advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

Tax Information


The Form 1099 that is mailed to eligible taxpayers every January details your dividends and their federal tax category. Even though the Fund provides you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders. For additional information on the potential tax consequences of investing in the Fund, please see the Statement of Additional Information.


Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.


If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.


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

Management of One Group Mutual Funds

The Advisor


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of the Fund. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to 1.25% of the average daily net assets of the Fund.

The Fund Managers


The Fund is managed by a portfolio manager teamed with quantitative analysts. The quantitative analysts play an important role in developing and refining the stock selection model and implementing the model to generate evaluations, while the portfolio manager determines strategy, industry weightings, Fund holdings and cash positions.

Bala Iyer, Ph.D., CFA, is the portfolio manager for the One Group Market Neutral Fund, as well as the leader of the Quantitative Team. In addition to the One Group Market Neutral Fund, the Quantitative Team also is responsible for the One Group Market Expansion Index Fund and the One Group Equity Index Fund. Since 1995, Dr. Iyer has served as the director of quantitative research for Banc One Investment Advisors. Prior to 1995, Dr. Iyer served as a portfolio manager and an analyst at Zaske, Sarafa & Associates and as an equity analyst at NBD Bank in Detroit, Michigan.

Banc One Investment Advisors -- Related Performance of Separately Managed
Accounts

In addition to acting as investment advisor to the Fund, Banc One Investment Advisors manages separate accounts pursuant to the market neutral investment strategy. The following table shows the historical performance of all accounts managed by Banc One Investment Advisors, which have substantially similar investment objectives, policies, strategies and risks to the Market Neutral Fund. In addition, the composite includes the performance of the Market Neutral Fund for the period from its inception on May 23, 2003 through September 30, 2003. This composite is provided to illustrate the past performance of Banc One Investment


                                       21

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Advisors in managing substantially similar accounts and the Market Neutral Fund.
This composite does not represent the performance of the Market Neutral Fund.
You should not consider this performance data as an indication of future performance of the Market Neutral Fund or of Banc One Investment Advisors. The accounts that are included in the Advisor's composite other than the Market Neutral Fund are not subject to the same types of expenses to which the Market Neutral Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Advisor's composite could have been adversely affected if the accounts included in the composite had been regulated as investment companies under the federal securities laws.

The investment results of the Advisor's composite presented below are unaudited. The investment results of the Advisor's composite were not calculated pursuant to the methodology established by the SEC that is used to calculate performance results of the Market Neutral Fund. Rather, the performance results for the composite were calculated on a time weighted basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. The returns included in the composite reflect the deduction of the Fund's actual total annual Fund operating expenses absent any fee waivers or expense reimbursements. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and cash equivalents are included in performance returns. Returns are calculated by geometrically linking the monthly and quarterly returns respectively. There is no use of leverage or derivatives. Investors should also be aware that the use of a methodology different from what is used below to calculate performance could result in different performance data.


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Related Performance



                                                                 Merrill Lynch
                                                 Advisor's          91-Day
                                              Market Neutral     Treasury Bill
Calendar Year                                 Composite/1,2/   (Auction Rate)/3/
================================================================================
2000                                               1.30%             6.37%
--------------------------------------------------------------------------------
2001                                               5.14%             3.64%
--------------------------------------------------------------------------------
2002                                               5.52%             1.68%
--------------------------------------------------------------------------------
2003 (through 9/30/03)                             1.43%             0.81%
--------------------------------------------------------------------------------



                                                                 Merrill Lynch
                                                 Advisor's          91-Day
                                              Market Neutral     Treasury Bill
Annualized Period                             Composite/1,2/   (Auction Rate)/3/
================================================================================
1 Yr Ended 9/30/03                                -1.24%             1.17%
--------------------------------------------------------------------------------
2 Yrs Ended 9/30/03                                1.74%             1.50%
--------------------------------------------------------------------------------
3 Yrs Ended 9/30/03                                4.73%             2.58%
--------------------------------------------------------------------------------
Inception (through 9/30/03)                        3.89%             3.59%
--------------------------------------------------------------------------------



/1/ The composite performance represents the total return, assuming reinvestment of all dividends and proceeds from capital transactions. The composite performance has been adjusted to reflect the total annual fund operating expenses for Class I shares absent any fee waivers or expense reimbursements.
/2/ The composite performance contains information from several separate accounts managed in a substantially similar manner as the Fund. The composite performance also includes the performance of the Market Neutral Fund for period from its inception on May 23, 2003 through September 30, 2003.
/3/ The Merrill Lynch 91-Day Treasury Bill (Auction Rate) Index reflects auction prices of 3-month T-Bills.

Legal Proceedings

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     4. On September 10,2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn,

          Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10,2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10,2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     7. On September 17,2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One

          Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group

          Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One

          Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                     MAY 23,
                                                                    2003 TO
MARKET NEUTRAL FUND                                                 JUNE 30,
CLASS I                                                              2003(A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $  10.00
--------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                                 -(B)
   Net realized and unrealized gains (losses) from investments          0.05
--------------------------------------------------------------------------------
Total from Investment Activities                                        0.05
--------------------------------------------------------------------------------
Distributions:
   Net realized gains                                                     --
--------------------------------------------------------------------------------
Total Distributions                                                       --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $  10.05
================================================================================
Total Return                                                            0.50%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                                $196,513
   Ratio of expenses to average net assets (D)(E)                       1.25%
   Ratio of net investment income to average net assets (D)            (0.16)%
   Ratio of expenses to average net assets*(D)(E)                       1.73%
   Portfolio turnover(F)                                                0.00%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Amount is less than $0.01. (C) Not annualized. (D) Annualized. (E) Excludes dividend expense for securities sold short. Dividend expense is 0.96% of average net assets. (F) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

Appendix A

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                                                  Risk
Instrument                                                        Type
============================================================================

----------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn on   Credit
and accepted by a commercial bank. Maturities are generally six   Liquidity
months or less.                                                   Market
----------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated     Market
maturity.                                                         Credit
                                                                  Liquidity
----------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term promissory     Credit
notes issued by corporations and other entities. Maturities       Liquidity
generally vary from a few days to nine months.                    Market
----------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.                   Market
----------------------------------------------------------------------------
Exchange-Traded Funds: Ownership in unit investment trusts,       Market
depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad
based, sector or international index. Exchange-traded funds or
ETFs include a wide range of investments such as iShares,
Standard and Poor's Depository Receipts ("SPDRs"), and NASDAQ
100's. The Equity Index Fund invests only in SPDRs and other
ETFs that track the S&P 500.
----------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign companies, as    Market
well as commercial paper of foreign issuers and obligations of    Political
foreign banks, overseas branches of U.S. banks and                Liquidity
supranational entities. Includes American Depositary Receipts,    Foreign
Global Depositary Receipts, European Depositary Receipts and      Investment
American Depositary Securities.
----------------------------------------------------------------------------

                                                                  Risk
Instrument                                                        Type
============================================================================
Investment Company Securities: Shares of other mutual funds,      Market
including One Group money market funds and shares of other
money market funds for which Banc One Investment Advisors or its affiliates serve as investment advisor or administrator.
Banc One Investment Advisors will waive certain fees when
investing in funds for which it serves as investment advisor, to the extent required by law.
----------------------------------------------------------------------------
Preferred Stock: A class of stock that generally pays a           Market
dividend at a specified rate and has preference over common
stock in the payment of dividends and in liquidation.
----------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled investment        Liquidity
vehicles which invest primarily in income producing real estate   Management
or real estate related loans or interest.                         Market
                                                                  Regulatory
                                                                  Tax
                                                                  Prepayment
----------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the         Credit
simultaneous commitment to return the security to the seller at   Market
an agreed upon price on an agreed upon date. This is treated as   Liquidity
a loan.
----------------------------------------------------------------------------
Restricted Securities: Securities not registered under the        Market
Securities Act of 1933, such as privately placed commercial       Liquidity
paper and Rule 144A securities.
----------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security and the     Market
simultaneous commitment to buy the security back at an agreed     Leverage
upon price on an agreed upon date. This is treated as a
borrowing by a Fund.
----------------------------------------------------------------------------
Rights and Warrants: Securities, typically issued with            Market
preferred stock or bonds, that give the holder the right to buy   Credit
a proportionate amount of common stock at a specified price.
----------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in        Liquidity
exchange for the deposit of funds.                                Credit
                                                                  Market
----------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                           Market
----------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by           Market
agencies and instrumentalities of the U.S. government. These      Credit
include Ginnie Mae, Fannie Mae and Freddie Mac.
----------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and        Market
CUBES.
----------------------------------------------------------------------------

                                                                  Risk
Instrument                                                        Type
============================================================================
Variable and Floating Rate Instruments: Obligations with          Credit
interest rates which are reset daily, weekly, quarterly or some   Liquidity
other period and which may be payable to the Fund on demand.      Market
----------------------------------------------------------------------------

Investment Risks


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.


..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

          Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

          Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates.

     A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.


..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

If you want more information about the Fund, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.


How Can I Get More Information? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-877-691-1118 or by writing the Fund at:


     ONE GROUP (R) MUTUAL FUNDS
     1111 POLARIS PARKWAY
     COLUMBUS, OHIO 43271-1235

     OR VISITING

     WWW.ONEGROUP.COM

You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Fund from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)

                                                            [LOGO] ONE GROUP (R)
                                                                   Mutual Funds


TOG-I-137(11/03)

                                                [LOGO] ONE GROUP(R) MUTUAL FUNDS

SPECIALIZED STRATEGIES

[LOGO] Prospectus
       One Group Real Estate Fund

     November 1, 2003

     Class A Shares
     Class B Shares
     Class C Shares

The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of
   C O N T E N T S


   Fund Summary: Investments, Risk & Performance
      One Group Real Estate Fund

   More About the Fund

      Principal Investment Strategies
      Investment Risks
      Temporary Defensive Positions
      Portfolio Turnover

   How to Do Business with One Group Mutual Funds
      Purchasing Fund Shares
      Sales Charges
      Sales Charge Reductions and Waivers
      Exchanging Fund Shares
      Redeeming Fund Shares

   Privacy Policy

   Shareholder Information
      Voting Rights
      Dividend Policies
      Tax Treatment of Shareholders
      Shareholder Statements and Reports

   Management of One Group Mutual Funds
      The Advisor
      Advisory Fees
      The Fund Managers


   Legal Proceedings

   Financial Highlights
   Appendix A: Investment Practices

O N E  G R O U P (R)
================================================================================

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Real Estate Fund

What is the goal of the Fund?

The Fund seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities.

What are the Fund's main investment strategies?

The Fund mainly invests in common stocks of real estate investment trusts ("REITs") and other real estate companies. The Fund also invests in other types of equity securities of real estate companies including rights, warrants, convertible securities and preferred stocks. The Fund does not invest in real estate directly. In selecting securities for the Fund, the Advisor looks for securities that it believes will provide shareholders with total returns which compare favorably with other mutual funds that invest primarily in real estate securities. For more information about the Real Estate Fund's investment strategies, please read "More About the Fund" and "Principal Investment Strategies."

What is a REIT?

A REIT or a real estate investment trust is a pooled investment vehicle which invests in income-producing real estate or real estate loans. REITs are classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs mainly invest directly in real estate and obtain income from collecting rent. Mortgage REITs invest in mortgages and obtain income from collecting interest payments on the mortgages. REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
--------------------------------------------------------------------------------

Real Estate Securities. The Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market.

REIT Risk. In addition to the risks facing real estate securities, the Fund's investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

FUND SUMMARY

Real Estate Fund

Tax Risk. REITs and other investment vehicles in which the Fund may invest are subject to complicated Internal Revenue Code rules. The tax laws that apply to these investment vehicles have the potential to create negative tax consequences for the Fund, or for certain shareholders of the Fund, including, in particular, charitable remainder trusts.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Credit Risk. A decline in the credit rating or perceived credit quality of a real estate company's debt can have a negative impact on the value of its stock. Such lower credit quality may lead to greater volatility in the price of a security held by the Fund and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell a real estate company's security.

Non-Diversified. The Fund is considered non-diversified and can invest more of its assets in securities of a single issuer than a "diversified" fund. In addition, the Fund concentrates its investments in a single industry or group of industries in the real estate sector. Companies in the real estate sector include REITs and other companies engaged in the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or companies that invest in such real estate. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the real estate sector of the economy or individual industries within the real estate sector.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Section ordinarily would contain a bar chart and average annual total return table. The Fund was not in existence as of December 31, 2002, and does not have a full calendar year of investment returns at the date of this prospectus.

O N E  G R O U P (R)
================================================================================

FUND SUMMARY

Real Estate Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
==========================================================================================
(fees paid directly from your investment)/1/                   CLASS A   CLASS B   CLASS C
==========================================================================================
Maximum Sales Charge (Load) Imposed on Purchases               5.25%      NONE      NONE
------------------------------------------------------------------------------------------
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                           NONE/2/    5.00%     1.00%
------------------------------------------------------------------------------------------
   (as a percentage of original purchase price or redemption
    proceeds, as applicable)

Redemption Fee                                                 NONE       NONE      NONE
------------------------------------------------------------------------------------------
Exchange Fee                                                   NONE       NONE      NONE
==========================================================================================

ANNUAL FUND OPERATING EXPENSES
==========================================================================================
(expenses that are deducted from Fund assets)                  CLASS A   CLASS B   CLASS C
==========================================================================================
Investment Advisory Fees                                         .74%      .74%      .74%
------------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                       .35%     1.00%     1.00%
------------------------------------------------------------------------------------------
Other Expenses/3/                                                .46%      .46%      .46%
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                            1.55%     2.20%     2.20%
------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/                      (.31%)    (.21%)    (.21%)
------------------------------------------------------------------------------------------
Net Expenses                                                    1.24%     1.99%     1.99%
==========================================================================================

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/  Other Expenses have been estimated for the current fiscal year.

/4/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.24% for Class A shares, to 1.99% for Class B shares and to 1.99% for Class C shares for the same time period.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


            CLASS A      CLASS B        CLASS B        CLASS C        CLASS C

                         ASSUMING                      ASSUMING
                      REDEMPTION AT                 REDEMPTION AT
                        THE END OF    ASSUMING NO    THE END OF     ASSUMING NO
                       EACH PERIOD    REDEMPTION    EACH PERIOD      REDEMPTION
===============================================================================
1 Year/1/    $645         $702           $202           $302          $202
-------------------------------------------------------------------------------
3 Years       960          968            668            668           668
-------------------------------------------------------------------------------


/1/  Without contractual fee waivers, 1 Year expenses would be as follows:


Class A                     $674
Class B (with redemption)   $723
Class B (no redemption)     $223
Class C (with redemption)   $416
Class C (no redemption)     $323

More About the Fund

The Fund described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

================================================================================

Principal Investment Strategies

This prospectus describes a mutual fund with the objective of providing a high level of current income and long-term capital appreciation through investments in domestic real estate securities. The Advisor selects securities for the Fund based on real estate research, individual company analysis, market strategy, and overall portfolio construction. Real estate research focuses on the real estate market in general as well as individual segments of the real estate mmarket (e.g., office, industrial, hotels, regional malls and residential). Individual company analysis and market strategy focus on the relative risks and value of individual securities in the context of the applicable segment of the real estate market. Finally, the Advisor evaluates the construction of the Fund's portfolio as a whole to evaluate if changes need to be made to take advantage of the most attractive investment opportunities. The principal investment strategies that are used to meet tthe Fund's investment objective are further described in "Fund Summary: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

                              FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

ONE GROUP REAL ESTATE FUND. The Fund invests in the equity securities of real estate companies.

..    Under normal circumstances, at least 80% of the Fund's assets will be invested in the equity securities of real estate companies operating in the United States. The real estate securities in which the Fund may invest include real estate investment trusts (REITs) and common stocks, rights or warrants to purchase common stocks, convertible securities and preferred stocks of other real estate companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

                         WHAT IS A REAL ESTATE COMPANY?

A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in such real estate). Real estate companies include equity and mortgage REITs.

..    Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, and equity securities of companies outside the real estate sector.

..    Up to 15% of the Fund's total assets may be invested in foreign securities.

..    The Fund concentrates its investments in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its total assets in an industry or group of industries in the real estate sector.

================================================================================

Investment Risks

The main risks associated with investing in the Fund are described below and in "Fund Summary: Investments, Risk & Performance" at the front of this prospectus.

SECURITIES OF REAL ESTATE COMPANIES. The Fund's investments will be highly concentrated in the securities of companies in industries in the real estate sector. Although the Fund does not invest in real estate directly, the Fund is subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the Fund's performance is closely tied to, and affected by, regulatory, business and economic developments that impact the value of real estate.

..    General or local economic conditions may have a detrimental impact on the value of real estate and real estate securities. Such conditions may contribute to a decline in the value of commercial or residential properties, extended vacancies of properties, increases in property taxes and operating expenses, and changes in interest rates.

..    The value of real estate securities may also fluctuate in response to general market conditions. These conditions include variations in supply and demand, increased competition or overbuilding, changes in existing laws and environmental issues.

..    The value of real estate securities also may be adversely affected by risk factors that impact individual properties or the issuers of particular securities including casualty or condemnation losses, legal liabilities for injury or damages, and operating losses. The performance of real estate securities is also largely dependent upon the skill of the managers and operators of the underlying real estate property.

..    The Fund may invest a significant portion of its assets in a single industry or small group of industries within the real estate sector. Such concentration increases the risk of loss to the Fund.

TAXES. REITs and other investment vehicles in which the Fund may invest are subject to complicated rules in the Internal Revenue Code (the "Code"). The tax laws that apply to these investment vehicles have the potential to create negative tax consequences for the Fund, or for certain shareholders of the Fund, including, in particular, charitable remainder trusts. For example, REITs attempt to minimize their corporate tax costs by distributing at least 90% of their REIT taxable income to their interest holders. If a REIT failed to distribute such a percentage of its REIT taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to its shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT. For additional information on taxes, please read "Tax Treatment of Shareholders."

For more information about risks associated with the types of investments that the Fund purchases, please read "Fund Summary: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.

================================================================================

Temporary Defensive Positions

To respond to unusual market conditions, the Fund may invest its assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and prevent the Fund from meeting its investment objectives.

                         WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it will not be pursuing its investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

================================================================================

Portfolio Turnover

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you. The Fund anticipates that it will have a portfolio turnover in excess of 50% annually.

To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

How to Do Business with One Group Mutual Funds

================================================================================

Purchasing Fund Shares

Where can I buy shares?

You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").

When can I buy shares?


..    Purchases may be made on any business day. This includes any day that the
     Fund is open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
     New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


..    Purchase requests received before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.


..    The Distributor can reject a purchase order if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the order. The Fund does not authorize market timing and uses its best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund.


..    Shares are electronically recorded. Therefore, certificates will not be issued.

What kind of shares can I buy?

..    This prospectus offers Class A, Class B and Class C shares, all of which are available to the general public.


..    Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled "Sales Charges."


How much do shares cost?

..    Shares are sold at net asset value ("NAV") plus a sales charge, if any.

..    Each class of shares has a different NAV. This is primarily because each class has different distribution expenses.

..    NAV per share is calculated by dividing the total market value of the
     Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.


..    The market value of the Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund's NAV is calculated, that security may be valued by another method that the Fund believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


..    The Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.


How do I open an account?

1. Read the prospectus carefully, and select the share class most appropriate for you.


2.   Decide how much you want to invest.


     .    The minimum initial investment is $1000.

     . You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund.


     .    Subsequent investments must be at least $25.

     . You may purchase no more than $249,999 of Class B shares. This is because Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled "What kind of shares can I buy?" provides information that can help you choose the appropriate share class.


     . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b), SIMPLE IRA and wrap fee accounts). One Group reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.


3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


     Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you including your social security number, tax identification number or other identifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.

     . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

     . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.   Send the completed Account Application and a check to:


     ONE GROUP MUTUAL FUNDS
     P. O. BOX 8528
     BOSTON, MA 02266-8528


     . If you choose to pay by wire, please call 1-800-480-4111 to notify One Group of your purchase and authorize your financial institution to wire funds to:

     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
        (EX: ONE GROUP ABC FUND-A)
     YOUR FUND NUMBER & ACCOUNT NUMBER
        (EX: FUND 123-ACCOUNT 1234567890)
     YOUR ACCOUNT REGISTRATION
        (EX: JOHN SMITH & MARY SMITH, JTWROS)

All checks must be in U.S. dollars. One Group does not accept cash, starter checks or credit card checks. One Group reserves the right to refuse "third party checks". Checks made payable to any individual or company and endorsed to One Group Mutual Funds or the Fund are considered third party checks.

All checks must be payable to one of the following:

     .    One Group Mutual Funds; or

     .    The Fund.


5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-800-480-4111.


Can I purchase shares over the telephone?

Yes. Simply select this option on your Account Application Form and then:


..    Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your purchase instructions.


..    Authorize a bank transfer or initiate a wire transfer to the following wire address:


     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
        (EX: ONE GROUP ABC FUND-A)
     YOUR FUND NUMBER & ACCOUNT NUMBER
        (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
        (EX: JOHN SMITH & MARY SMITH, JTWROS)


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

Can I automatically invest on a systematic basis?


Yes. You may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1000. To establish a Systematic Investment Plan:


..    Select the "Systematic Investment Plan" option on the Account Application
     Form.

..    Provide the necessary information about the bank account from which your investments will be made.


..    One Group may hold redemption proceeds from the sale of shares purchased under a Systematic Investment Plan until the purchase check has cleared which may be as long as five (5) business days.


..    One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

..    You may revoke your election to make systematic investments by calling
     1-800-480-4111 or by sending a letter to:


     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

================================================================================


Sales Charges

The Distributor compensates Shareholder Servicing Agents who sell shares of One Group Funds. Compensation comes from sales charges, 12b-1 fees and payments by the Distributor and the Fund's investment advisor from their own resources. The tables below show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.


CLASS A SHARES
--------------------------------------------------------------------------------

This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

=====================================================================================
                            SALE CHARGE           SALES CHARGE         COMMISSION
                      AS A PERCENTAGE OF THE     AS A PERCENTAGE     AS A PERCENTAGE
AMOUNT OF PURCHASES       OFFERING PRICE       OF YOUR INVESTMENT   OF OFFERING PRICE
-------------------------------------------------------------------------------------
LESS THAN $50,000              5.25%                  5.54%               4.75%
-------------------------------------------------------------------------------------
$50,000-$99,999                4.50%                  4.71%               4.05%
-------------------------------------------------------------------------------------
$100,000-$249,999              3.50%                  3.63%               3.05%
-------------------------------------------------------------------------------------
$250,000-$499,999              2.50%                  2.56%               2.05%
-------------------------------------------------------------------------------------
$500,000-$999,999              2.00%                  2.04%               1.60%
-------------------------------------------------------------------------------------
$1,000,000*                    NONE                   NONE                NONE
-------------------------------------------------------------------------------------


* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.


CLASS B SHARES
--------------------------------------------------------------------------------

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

==================================
   YEARS      CDSC AS A PERCENTAGE
   SINCE        OF DOLLAR AMOUNT
 PURCHASE       SUBJECT TO CHARGE
----------------------------------
    0-1               5.00%
----------------------------------
    1-2               4.00%
----------------------------------
    2-3               3.00%
----------------------------------
    3-4               3.00%
----------------------------------
    4-5               2.00%
----------------------------------
    5-6               1.00%
----------------------------------
MORE THAN 6           NONE
----------------------------------

The Distributor pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.


Conversion Feature


Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

..    After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.


..    You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.

..    Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

..    If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

CLASS C SHARES
--------------------------------------------------------------------------------

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

=======================================
  YEARS            CDSC AS A PERCENTAGE
  SINCE              OF DOLLAR AMOUNT
PURCHASE            SUBJECT TO CHARGE
  0-1                      1.00%
---------------------------------------
AFTER FIRST YEAR           NONE
---------------------------------------

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from the Distributor.

How the Class B and Class C CDSC is Calculated

..    The Fund assumes that all purchases made in a given month were made on the first day of the month.

..    The CDSC is based on the original cost of the shares.

..    No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

..    To keep your CDSC as low as possible, the Fund first will redeem the shares you have held for the longest time and thus have the lowest CDSC.

..    If you exchange Class B or Class C shares of an unrelated mutual fund for
     Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12B-1 FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Fund. These fees are called "12b-1 fees." 12b-1 fees are paid by One Group to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

The 12b-1 fees vary by share class as follows:

1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

..    The Distributor may use up to .25% of the fees for shareholder servicing and up to .75% for distribution.


..    The Distributor may pay 12b-1 fees to its affiliates, including Banc One
     Investment Advisors, or any sub-advisor.


Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

================================================================================

Sales Charge Reductions and Waivers


REDUCING YOUR CLASS A SALES CHARGES
--------------------------------------------------------------------------------

 In taking advantage of the methods listed below, you may link all One Group Funds in which you invest, as well as all One Group Funds owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Shareholder Servicing Agent or One Group that you would like to have one or more Funds linked together for purposes of reducing the initial sales charge.


There are several ways you can reduce the sales charges you pay on Class A shares:


..    Right of Accumulation: To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C shares of a Fund (except Class A shares of a money market Fund) held in:

     1.   Your account(s);

     2.   Account(s) of your spouse or domestic partner;

     3. Account(s) of children under the age of 21 who share your residential address;

     4. Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

     5.   Solely controlled business accounts; and

     6.   Single-participant retirement plans of any of the individuals in items
          (1) through (3) above.

You should inform your Shareholder Servicing Agent if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. Appropriate documentation may be required.

..    Letter of Intent: Provided you satisfy the minimum initial investment requirement, you may purchase Class A shares of one or more One Group Funds (other than the Money Market Funds) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13 month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Shareholder Servicing Agent that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your Account Application or contact your Shareholder Servicing Agent. To determine if you are eligible for the accumulation privilege, call 1-800-480-4111. These programs may be terminated or amended at any time.



WAIVER OF THE CLASS A SALES CHARGE
--------------------------------------------------------------------------------

No sales charge is imposed on Class A shares of the Fund if the shares were:


1.   Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other One Group shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

     .    One Group.

     .    Bank One Corporation and its subsidiaries and affiliates.

     .    The Distributor and its subsidiaries and affiliates.

     . State Street Bank and Trust Company and its subsidiaries and affiliates.

     . Broker-dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

     . An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4.   Bought by:

     . Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial capacity or accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

     . Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

     . Shareholder Servicing Agents who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

6. Bought with proceeds from the sale of Class A shares of a One Group Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.


7.   Bought with assets of One Group.


8. Bought in connection with plans of reorganizations of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.

9.   Purchased during the Fund's special offering.


10. Bought by a "charitable organization" as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.


WAIVER OF THE CLASS B AND CLASS C SALES CHARGE
--------------------------------------------------------------------------------

No sales charge is imposed on redemptions of Class B or Class C shares of the
Fund:

1. If you withdraw no more than a specified percentage (as indicated in "Can I redeem on a systematic basis?") of the current balance of the Fund each month or quarter. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see "Can I redeem on a systematic basis?."


2. If you are the shareholder (or a joint shareholder) or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.


3. Exchanged in connection with plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.


4. Exchanged for Class B or Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read "Do I pay a sales charge on an exchange?."

5. If the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.


Waiver Applicable Only to Class C Shares

1. No sales charge is imposed on Class C shares of the Fund if the shares were bought with proceeds from the sale of Class C shares of a One Group Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.


WAIVER  QUALIFICATIONS
--------------------------------------------------------------------------------

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, call 1-800-480-4111 or contact your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.
================================================================================

Exchanging Fund Shares

What are my exchange privileges?

You may make the following exchanges:

..    Class A shares of the Fund may be exchanged for Class I shares of the Fund or Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

..    Class B shares of the Fund may be exchanged for Class B shares of another
     One Group Fund.

..    Class C shares of the Short-Term Municipal Bond Fund, the Ultra Short-Term
     Bond Fund, and the Short-Term Bond Fund (collectively the "Short-Term Bond Funds") may be exchanged for Class C shares of any other One Group Fund, including Class C shares of any of the Short-Term Bond Funds.

..    Class C shares of any other Fund may be exchanged for Class C shares of another One Group Fund, other than for Class C shares of the Short-Term Bond Funds.


One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in dollar cost averaging. To participate in the Systematic Exchange Privilege, please select it on your Account Application. To learn more about it, please call 1-800-480-4111.


One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.


Before making an exchange request, you should read the prospectus of the One Group Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling 1-800-480-4111.


When are exchanges processed?

Exchanges are processed the same business day they are received, provided:


..    State Street Bank and Trust Company receives the request by 4:00 p.m. ET.


..    You have provided One Group with all of the information necessary to process the exchange.


..    You have contacted your Shareholder Servicing Agent, if necessary.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange. However:


..    You will pay a sales charge if you bought Class A shares of a Fund that does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging, unless you qualify for a sales charge waiver.

..    If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:


     1. Your new Class B or Class C shares will be subject to the CDSC of the Fund from which you exchanged.

     2. The current holding period for your exchanged Class B or Class C shares, other than exchanged Class C shares of the Short-Term Bond Funds, is carried over to your new shares.


     3. If you exchange Class C shares of one of the Short-Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.


Are exchanges taxable?

Generally:

..    An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

..    An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

..    You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:


..    To prevent disruptions in the management of the Fund, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other. For this purpose, substantive means an exchange in excess of $50,000.


..    Excessive exchange activity will result in revocation of your exchange privilege.

..    In addition, One Group reserves the right to reject any exchange request
     (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


..    The Fund does not authorize market timing and use its best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund.

..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if, due to exchanges, your account value falls below the minimum required balance. If your account is closed for this reason, you will not be charged a CDSC. For information on minimum required balances, please read, "How do I open an account?."


================================================================================

Redeeming Fund Shares

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business.

..    Redemption requests received before 4:00 p.m. ET (or when the NYSE closes)
     will be effective that day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

     1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

          ONE GROUP MUTUAL FUNDS
          P.O. BOX 8528
          BOSTON, MA 02266-8528

     2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is for shares worth $50,000 or less; and

     2.   The redemption is payable to the shareholder of record; and


     3. The redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account currently designated on your One Group account.


..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


     1.   A financial institution; or


     2.   Your Shareholder Servicing Agent.


..    State Street Bank and Trust Company may charge you a wire redemption fee.
     The current fee is $7.00.

..    Your redemption proceeds will be paid within seven (7)days after receipt of the redemption request.

..    One Group may hold redemption proceeds from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as five (5) business days.

What will my shares be worth?

..    If you own Class A, Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application Form.


..    Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.


Can I redeem on a systematic basis?

..    If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic withdrawals in connection with required minimum distributions under a retirement plan may be in any amount.


..    Select the "Systematic Withdrawal Plan" option on the Account Application
     Form.

..    Specify the amount you wish to receive and the frequency of the payments.

..    You may designate a person other than yourself as the payee.

..    There is no fee for this service.

..    If you select this option, please keep in mind that:

1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.


     . If you own Class B or Class C shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

     . Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

     . Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

2. The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limit above, please see the Funds' Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.


3. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS
--------------------------------------------------------------------------------

..    Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of the Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.


..    The Fund does not authorize market timing and uses its best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund

..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if your account value falls below the minimum required balance. If your account is closed for this reason, you will not be charged a CDSC. For information on minimum required balances, please read, "How do I open an account?."


..    One Group may suspend your ability to redeem when:


     1.   Trading on the NYSE is restricted.


     2.   The NYSE is closed (other than weekend and holiday closings).

     3.   The SEC has permitted a suspension.

     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

..    You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

Privacy Policy

================================================================================

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure

From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security

For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment

One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

================================================================================


Voting Rights

The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. The Fund, and each class of shares within the Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


================================================================================

Dividend Policies


Dividends

The Fund generally declares dividends on the last business day of each quarter. Dividends for the Fund are distributed on the first business day of the next month after they are declared. Capital gains, if any, for the Fund are distributed at least annually.

The Fund pays dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.


Dividend Reinvestment


You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.


Special Dividend Rules for Class B Shares

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

================================================================================

Tax Treatment of Shareholders

Taxation of Shareholder Transactions

A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.


Taxation of Distributions

The Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning on or before December 31, 2008.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.


Recent Tax Legislation

President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the "Act"). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. Provided that certain holding period and other requirements are met at both the shareholder and Fund level, shareholders may be eligible for reduced tax rates with respect to certain dividends that originate from REOCs that are organized as corporations. However, Fund distributions that originate from REITs will generally not qualify for reduced tax rate treatment.



Taxation of Retirement Plans

Distributions by the Fund to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.


Tax Information

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Fund provides you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders. For additional information on the potential tax consequences of investing in the Fund, please see the Statement of Additional Information.


================================================================================

Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.


If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-800-480-4111 or visit www.onegroup.com.

Management of One Group Mutual Funds

================================================================================

The Advisor


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


================================================================================

Advisory Fees


Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of the Fund. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to .74% of the average daily net assets of the Fund.


================================================================================


The Fund Managers

The Fund is managed by a team of Fund managers, research analysts and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

Legal Proceedings

================================================================================

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward
          J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group

          Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

 11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

O N E  G R O U P (R)
================================================================================

FINANCIAL HIGHLIGHTS


This section would ordinarily contain financial highlights. Because the Fund was not in existence as of June 30, 2003, there are no financial highlights for the Fund.

Appendix A

================================================================================


Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.



                                                                    Risk
Instrument                                                          Type
===============================================================================
Adjustable Rate Mortgage Loans ("ARMs"): Loans in a mortgage pool   Prepayment
that provide for a fixed initial mortgage interest rate for a       Market
specified period of time, after which the rate may be subject to    Credit
periodic adjustments.                                               Regulatory
-------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company              Prepayment
receivables, home equity loans, truck and auto loans, leases,       Market
credit card receivables and other securities backed by other        Credit
types of receivables or other assets.                               Regulatory
-------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn on     Credit
and accepted by a commercial bank. Maturities are generally six     Liquidity
months or less.                                                     Market
-------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the right to    Management
buy, and obligates the seller of the option to sell, a security     Liquidity
at a specified price at a future date. A put option gives the       Credit
buyer the right to sell, and obligates the seller of the option     Market
to buy, a security at a specified price at a future date. The       Leverage
Fund will sell only covered call and secured put options.
-------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated       Market
maturity.                                                           Credit
                                                                    Liquidity
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term promissory       Credit
notes issued by corporations and other entities. Maturities         Liquidity
generally vary from a few days to nine months.                      Market
-------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.                     Market
-------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that can convert   Market
to common stock.                                                    Credit
-------------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and non-convertible      Market
debt securities.                                                    Credit
-------------------------------------------------------------------------------

================================================================================
                                                                    Risk
Instrument                                                          Type
-------------------------------------------------------------------------------
Currency Futures and Related Options: The Fund may engage in        Management
transactions in financial futures and related options, which are    Liquidity
generally described above. The Fund will enter into these           Credit
transactions in foreign currencies for hedging purposes only.       Market
                                                                    Political
                                                                    Leverage
                                                                    Foreign
                                                                    Investment
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and standby    Market
commitments to purchase the securities at a fixed price (usually    Liquidity
with accrued interest) within a fixed period of time following      Management
demand by the Fund.
-------------------------------------------------------------------------------
Exchange Traded Funds: Ownership in unit investment trusts,         Market
depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. Exchange traded funds or ETFs include a wide range of investments such as iShares, Standard and
Poor's Depository Receipts ("SPDRs"), and NASDAQ 100's.
-------------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed rate mortgage       Credit
loans or mortgage pools which bear simple interest at fixed         Prepayment
annual rates and have short-to long-term final maturities.          Regulatory
                                                                    Market
-------------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign companies, as      Market
well as commercial paper of foreign issuers and obligations of      Political
foreign banks, overseas branches of U.S. banks and supranational    Liquidity
entities. Includes American Depositary Receipts, Global             Foreign
Depositary Receipts, European Depositary Receipts and American      Investment
Depositary Securities.
-------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the future    Management
sale and purchase of a specified amount of a specified security,    Market
class of securities, or an index at a specified time in the         Credit
future and at a specified price.                                    Liquidity
                                                                    Leverage
-------------------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate debt instruments   Market
with interest rates that reset in the opposite direction from the   Leverage
market rate of interest to which the inverse floater is indexed.    Credit
-------------------------------------------------------------------------------
Investment Company Securities: Shares of other mutual funds,        Market
including One Group money market funds and shares of other money market funds for which Banc One Investment Advisors or its
affiliates serve as investment advisor or administrator. Banc One
Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor, to the extent required by law.
-------------------------------------------------------------------------------
Loan Participations and Assignments: Participations in, or          Credit
assignments of all or a portion of loans to corporations or to      Political
governments, including governments of less developed countries      Liquidity
("LDCs").                                                           Foreign
                                                                    Investment
                                                                    Market
-------------------------------------------------------------------------------

                                                                    Risk
Instrument                                                          Type
===============================================================================
Mortgage-Backed Securities: Debt obligations secured by real        Prepayment
estate loans and pools of loans. These include collateralized       Market
mortgage obligations ("CMOs"), and Real Estate Mortgage             Credit
Investment Conduits ("REMICs").                                     Regulatory
-------------------------------------------------------------------------------
New Financial Products: New options and futures contracts, and      Management
other financial products continue to be developed and the Funds     Credit
may invest in such options, contracts and products.                 Market
                                                                    Liquidity
-------------------------------------------------------------------------------
Preferred Stock: A class of stock that generally pays a dividend    Market
at a specified rate and has preference over common stock in the payment of dividends and in liquidation.
-------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled investment          Liquidity
vehicles that invest primarily in income producing real estate or   Management
real estate related loans or interest.                              Market
                                                                    Regulatory
                                                                    Tax
                                                                    Prepayment
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the           Credit
simultaneous commitment to return the security to the seller at     Market
an agreed upon price on an agreed upon date. This is treated as a   Liquidity
loan.
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the          Liquidity
Securities Act of 1933, such as privately placed commercial paper   Market
and Rule 144A securities.
-------------------------------------------------------------------------------
Rights and Warrants: Securities, typically issued with preferred    Market
stock or bonds, that give the holder the right to buy a             Credit
proportionate amount of common stock at a specified price.
-------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the Fund's      Credit
total assets. In return, the Fund will receive cash, other          Market
securities, and/or letters of credit as collateral.                 Leverage
-------------------------------------------------------------------------------
Short-Term Funding Agreements: Funding agreements issued by banks   Credit
and highly rated U.S. insurance companies such as Guaranteed        Liquidity
Investment Contracts ("GICs") and Bank Investment Contracts         Market
("BICs").
-------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative multi-class         Prepayment
mortgage securities usually structured with two classes of shares   Market
that receive different proportions of the interest and principal    Credit
from a pool of mortgage-backed obligations. These include IOs and   Regulatory
POs.
-------------------------------------------------------------------------------
Structured Instruments: Debt securities issued by agencies and      Market
instrumentalities of the U.S. government, banks, municipalities,    Management
corporations and other businesses whose interest and/or principal   Liquidity
payments are indexed to foreign currency exchange rates, interest   Credit
rates, or one or more other referenced indices.                     Foreign
                                                                    Investment
-------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in          Liquidity
exchange for the deposit of funds.                                  Credit
                                                                    Market
-------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs, and CATS.                            Market
-------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by agencies    Market
and instrumentalities of the U.S. government. These include         Credit
Ginnie Mae, Fannie Mae, and Freddie Mac.
-------------------------------------------------------------------------------

                                                                    Risk
Instrument                                                          Type
===============================================================================
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and CUBES.   Market
-------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with interest   Credit
rates which are reset daily, weekly, quarterly or some other        Liquidity
period and which may be payable to the Fund on demand.              Market
-------------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt that pay no       Credit
interest, but are issued at a discount from their value at          Market
maturity. When held to maturity, their entire return equals the     Zero Coupon
difference between their issue price and their maturity value.
-------------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero coupon debt securities      Credit
which convert on a specified date to interest bearing debt          Market
securities.                                                         Zero Coupon
-------------------------------------------------------------------------------

================================================================================

Investment Risks


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.


..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

          Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

          Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.


..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

..    Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

================================================================================


If you want more information about the Fund, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

How Can I Get More Information? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-800-480-4111, or by writing the Fund at:


     ONE GROUP(R) MUTUAL FUNDS
     1111 POLARIS PARKWAY
     COLUMBUS, OHIO 43271-1235

          OR VISITING

     WWW.ONEGROUP.COM


You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Fund from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


(Investment Company Act File No. 811-4236)

                                                            [LOGO] ONE GROUP (R)
                                                                   Mutual Funds


TOG-F-142 (11/03)

SPECIALTY FUNDS

Prospectus                                   [LOGO OF ONE1GROUP(R) MUTUAL FUNDS]
One Group Real Estate Fund

        November 1, 2003
        Class I Shares


        For Institutional Clients

                The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE
     One Group Real Estate Fund

MORE ABOUT THE FUND
     Principal Investment Strategies
     Investment Risks
     Temporary Defensive Positions
     Portfolio Turnover

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
     Purchasing Fund Shares
     Exchanging Fund Shares
     Redeeming Fund Shares

PRIVACY POLICY

SHAREHOLDER INFORMATION
     Voting Rights
     Dividend Policies
     Tax Treatment of Shareholders
     Shareholder Statements and Reports

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
     The Advisor
     The Fund Managers

LEGAL PROCEEDINGS
FINANCIAL HIGHLIGHTS
APPENDIX A: INVESTMENT PRACTICES

ONE GROUP(R)

Real Estate Fund

What is the goal of the Fund?

The Fund seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities.

What are the Fund's main investment strategies?

The Fund mainly invests in common stocks of real estate investment trusts ("REITs") and other real estate companies. The Fund also invests in other types of equity securities of real estate companies including rights, warrants, convertible securities and preferred stocks. The Fund does not invest in real estate directly. In selecting securities for the Fund, the Advisor looks for securities that it believes will provide shareholders with total returns which compare favorably with other mutual funds that invest primarily in real estate securities. For more information about the Real Estate Fund's investment strategies, please read "More About the Fund" and "Principal Investment Strategies."

What is a REIT?
A REIT or a real estate investment trust is a pooled investment vehicle which invests in income-producing real estate or real estate loans. REITs are classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs mainly invest directly in real estate and obtain income from collecting rent. Mortgage REITs invest in mortgages and obtain income from collecting interest payments on the mortgages. REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Real Estate Securities. The Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market.

FUND SUMMARY

Real Estate Fund

REIT Risk. In addition to the risks facing real estate securities, the Fund's investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Tax Risk. REITs and other investment vehicles in which the Fund may invest are subject to complicated Internal Revenue Code rules. The tax laws that apply to these investment vehicles have the potential to create negative tax consequences for the Fund, or for certain shareholders of the Fund, including, in particular, charitable remainder trusts.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Credit Risk. A decline in the credit rating or perceived credit quality of a real estate company's debt can have a negative impact on the value of its stock. Such lower credit quality may lead to greater volatility in the price of a security held by the Fund and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell a real estate company's security.

Non-Diversified. The Fund is considered non-diversified and can invest more of its assets in securities of a single issuer than a "diversified" fund. In addition, the Fund concentrates its investments in a single industry or group of industries in the real estate sector. Companies in the real estate sector include REITs and other companies engaged in the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or companies that invest in such real estate. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the real estate sector of the economy or individual industries within the real estate sector.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Section ordinarily would contain a bar chart and average annual total return table. The Fund was not in existence as of December 31, 2002, and does not have a full calendar year of investment returns at the date of this prospectus.

FUND SUMMARY

Real Estate Fund

FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                           CLASS I
--------------------------------------------------------------------------------
Investment Advisory Fees                                                   .74%
--------------------------------------------------------------------------------
Other Expenses/1/                                                          .46%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      1.20%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                                (.21%)
--------------------------------------------------------------------------------
Net Expenses                                                               .99%
--------------------------------------------------------------------------------

/1/  Other Expenses have been estimated for the current fiscal year.

/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total fund operating expenses to .99% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.

EXAMPLES
--------------------------------------------------------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1 YEAR/1/           3 YEARS
---------------------------
$  101               $  360
---------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $122.

More About the Fund

The Fund described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

This prospectus describes a mutual fund with the objective of providing a high level of current income and long-term capital appreciation through investments in domestic real estate securities. The Advisor selects securities for the Fund based on real estate research, individual company analysis, market strategy, and overall portfolio construction. Real estate research focuses on the real estate market in general as well as individual segments of the real estate mmarket (e.g., office, industrial, hotels, regional malls and residential). Individual company analysis and market strategy focus on the relative risks and value of individual securities in the context of the applicable segment of the real estate market. Finally, the Advisor evaluates the construction of the Fund's portfolio as a whole to evaluate if changes need to be made to take advantage of the most attractive investment opportunities. The principal investment strategies that are used to meet tthe Fund's investment objective are further described in "Fund Summary: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

                    FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

ONE GROUP REAL ESTATE FUND. The Fund invests in the equity securities of real estate companies.

..    Under normal circumstances, at least 80% of the Fund's assets will be invested in the equity securities of real estate companies operating in the United States. The real estate securities in which the Fund may invest include real estate investment trusts (REITs) and common stocks, rights or warrants to purchase common stocks, convertible securities and preferred stocks of other real estate companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

               WHAT IS A REAL ESTATE COMPANY?

A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in such real estate). Real estate companies include equity and mortgage REITs.

..    Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, and equity securities of companies outside the real estate sector.

..    Up to 15% of the Fund's total assets may be invested in foreign securities.

..    The Fund concentrates its investments in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its total assets in an industry or group of industries in the real estate sector.

INVESTMENT RISKS

The main risks associated with investing in the Fund are described below and in "Fund Summary: Investments, Risk & Performance" at the front of this prospectus.

SECURITIES OF REAL ESTATE COMPANIES. The Fund's investments will be highly concentrated in the securities of companies in industries in the real estate sector. Although the Fund does not invest in real estate directly, the Fund is subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the Fund's performance is closely tied to, and affected by, regulatory, business and economic developments that impact the value of real estate.

..    General or local economic conditions may have a detrimental impact on the value of real estate and real estate securities. Such conditions may contribute to a decline in the value of commercial or residential properties, extended vacancies of properties, increases in property taxes and operating expenses, and changes in interest rates.

..    The value of real estate securities may also fluctuate in response to general market conditions. These conditions include variations in supply and demand, increased competition or overbuilding, changes in existing laws and environmental issues.

..    The value of real estate securities also may be adversely affected by risk factors that impact individual properties or the issuers of particular securities including casualty or condemnation losses, legal liabilities for injury or damages, and operating losses. The performance of real estate securities is also largely dependent upon the skill of the managers and operators of the underlying real estate property.

..    The Fund may invest a significant portion of its assets in a single industry or small group of industries within the real estate sector. Such concentration increases the risk of loss to the Fund.

TAXES. REITs and other investment vehicles in which the Fund may invest are subject to complicated rules in the Internal Revenue Code (the "Code"). The tax laws that apply to these investment vehicles have the potential to create negative tax consequences for the Fund, or for certain shareholders of the Fund, including, in particular, charitable remainder trusts. For example, REITs attempt to minimize their corporate tax costs by distributing at least 90% of their REIT taxable income to their interest holders. If a REIT failed to distribute such a percentage of its REIT taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to its shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT. For additional information on taxes, please read "Tax Treatment of Shareholders."

For more information about risks associated with the types of investments that the Fund purchases, please read "Fund Summary: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

To respond to unusual market conditions, the Fund may invest its assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and prevent the Fund from meeting its investment objectives.

                 WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it will not be pursuing its investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you. The Fund anticipates that it will have a portfolio turnover in excess of 50% annually.

To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

How to Do Business with One Group Mutual Funds

PURCHASING FUND SHARES

Where can I buy shares?
You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").

Who may purchase Class I shares?
Class I shares may be purchased by:


..    Institutional investors such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Fund's transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

..    If you have questions about eligibility, please call 1-877-691-1118.


When can I buy shares?


..    Purchases may be made on any business day. This includes any day that the
     Fund is open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
     New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


..    Purchase requests received before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.


..    The Distributor can reject a purchase order if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the order. The Fund does not authorize market timing and uses its best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund.


..    Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?
..    Shares are sold at net asset value ("NAV").


..    NAV per share is calculated by dividing the total market value of the
     Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

..    The market value of the Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund's NAV is calculated that security may be valued by another method that the Fund believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


..    The Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?
1.   Read the prospectus carefully.

2.   Decide how much you want to invest.

     .    The minimum initial investment is $200,000.


     . You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund.

     .    Subsequent investments must be at least $5,000.

     . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b), SIMPLE IRA and wrap fee accounts). One Group reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-877-691-1118.


3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


     Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you including your social security number, tax identification number or other identifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.

     . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

     . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.   Send the completed Account Application and a check to:


     ONE GROUP MUTUAL FUNDS
     P. O. BOX 8528
     BOSTON, MA 02266-8528


     . If you choose to pay by wire, please call 1-877-691-1118, and authorize a wire to:

          STATE STREET BANK AND TRUST COMPANY
          ATTN: CUSTODY AND SHAREHOLDER SERVICES
          ABA 011 000 028
          DDA 99034167
          FBO ONE GROUP FUND
            (EX: ONE GROUP ABC FUND-I)
          YOUR FUND NUMBER & ACCOUNT NUMBER
            (EX: FUND 123-ACCOUNT 123456789)
          YOUR ACCOUNT REGISTRATION
            (EX: ABC CORPORATION)

All checks must be in U.S. dollars. One Group does not accept cash, starter checks or credit card checks. One Group reserves the right to refuse "third party checks". Checks made payable to any individual or company and endorsed to One Group Mutual Funds are considered third party checks.

All checks must be payable to one of the following:

     .    One Group Mutual Funds; or

     .    The Fund.


5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.


Can I purchase shares over the telephone?
Yes. Simply select this option on your Account Application Form and then:


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.


..    Authorize a bank transfer or initiate a wire transfer to the following wire address:


     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
       (EX: ONE GROUP ABC FUND-I)
     YOUR FUND NUMBER & ACCOUNT NUMBER
       (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
       (EX: ABC CORPORATION)


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

EXCHANGING FUND SHARES

What are my exchange privileges?
You may exchange:

..    Class I shares of the Fund for Class A shares of the Fund or for Class A or
     Class I shares of another One Group Fund.

..    One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

..    Before making an exchange request, you should read the prospectus of the
     One Group Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling
     1-877-691-1118.


When are exchanges processed?
Exchanges are processed the same business day they are received, provided:

..    State Street Bank and Trust Company receives the request by 4:00 p.m. ET.

..    You have provided One Group with all of the information necessary to process the exchange.


..    You have contacted your Shareholder Servicing Agent, if necessary.


Are exchanges taxable?
Generally:

..    An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

..    An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

..    You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?
Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:


..    To prevent disruptions in the management of the Fund, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other. For this purpose, substantive means an exchange in excess of $50,000.


..    Excessive exchange activity will result in revocation of your exchange privilege.

..    In addition, One Group reserves the right to reject any exchange request
     (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


..    The Fund does not authorize market timing and uses it best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund.

..    Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."

REDEEMING FUND SHARES

When can I redeem shares?
You may redeem all or some of your shares on any day that the Fund is open for business.

..    Redemption requests received before 4:00 p.m. ET (or when the NYSE closes)
     will be effective that day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?
You may use any of the following methods to redeem your shares:

     1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

          ONE GROUP MUTUAL FUNDS
          P.O. BOX 8528
          BOSTON, MA 02266-8528

     2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is for shares worth $50,000 or less; and

     2.   The redemption is payable to the shareholder of record; and


     3. The redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account currently designated on your One Group account.


..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


     1.   A financial institution; or


     2.   Your Shareholder Servicing Agent.


..    State Street Bank and Trust Company may charge you a wire redemption fee.
     The current fee is $7.00.

..    Your redemption proceeds will be paid within seven (7) days after receipt of the redemption request.

..    One Group may hold redemption proceeds from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as five (5) business days.

What will my shares be worth?
..    You will receive the NAV calculated after your redemption request is received. Please read "How much do shares cost?."

Can I redeem by telephone?
Yes, if you selected this option on your Account Application Form.


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

..    Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of the Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.


..    The Fund does not authorize market timing and uses its best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund.

..    Your shares may be automatically redeemed and your account closed if you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read "How do I open an account?."


..    One Group may suspend your ability to redeem when:


     1.   Trading on the NYSE is restricted.


     2.   The NYSE is closed (other than weekend and holiday closings).

     3.   The SEC has permitted a suspension.

     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

..    You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

Privacy Policy

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION
We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES
We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SECURITY
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

VOTING RIGHTS


The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. The Fund, and each class of shares within the Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


DIVIDEND POLICIES

DIVIDENDS


The Fund generally declares dividends on the last business day of each quarter. Dividends for the Fund are distributed on the first business day of the next month after they are declared. Capital gains, if any, for the Fund are distributed at least annually.

The Fund pays dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.


DIVIDEND REINVESTMENT


You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-877-691-1118.


TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS
A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

TAXATION OF DISTRIBUTIONS


The Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning on or before December 31, 2008.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.


RECENT TAX LEGISLATION
President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the "Act"). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. Provided that certain holding period and other requirements are met at both the shareholder and Fund level, shareholders may be eligible for reduced tax rates with respect to certain dividends that originate from REOCs that are organized as corporations. However, Fund distributions that originate from REITs will generally not qualify for reduced tax rate treatment.


TAXATION OF RETIREMENT PLANS


Distributions by the Fund to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION


The Form 1099 that is mailed to eligible taxpayers every January details your dividends and their federal tax category. Even though the Fund provides you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders. For additional information on the potential tax consequences of investing in the Fund, please see the Statement of Additional Information.


SHAREHOLDER STATEMENTS AND REPORTS

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.


If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

Management of One Group Mutual Funds

THE ADVISOR


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


ADVISORY FEES


Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of the Fund. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to .74% of the average daily net assets of the Fund.


THE FUND MANAGERS


The Fund is managed by a team of Fund managers, research analysts and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analysts provide indepth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

LEGAL PROCEEDINGS

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn,

          Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One

          Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group

          Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One

          Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

Financial Highlights


This section would ordinarily contain financial highlights. Because the Fund was not in existence as of June 30, 2003, there are no financial highlights for the Fund.

Appendix A

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                                              RISK
INSTRUMENT                                                    TYPE
---------------------------------------------------------------------------
Adjustable Rate Mortgage Loans ("ARMs"): Loans in a           Prepayment
mortgage pool that provide for a fixed initial mortgage       Market
interest rate for a specified period of time, after which     Credit
the rate may be subject to periodic adjustments.              Regulatory
---------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company        Prepayment
receivables, home equity loans, truck and auto loans,         Market
leases, credit card receivables and other securities backed   Credit
by other types of receivables or other assets.                Regulatory
---------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts        Credit
drawn on and accepted by a commercial bank. Maturities are    Liquidity
generally six months or less.                                 Market
---------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the       Management
right to buy, and obligates the seller of the option to       Liquidity
sell, a security at a specified price at a future date. A     Credit
put option gives the buyer the right to sell, and obligates   Market
the seller of the option to buy, a security at a specified    Leverage
price at a future date. The Funds will sell only covered
call and secured put options.
---------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a        Market
stated maturity.                                              Credit
                                                              Liquidity
---------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term            Credit
promissory notes issued by corporations and other entities.   Liquidity
Maturities generally vary from a few days to nine months.     Market
---------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.               Market
---------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that can     Market
convert to common stock.                                      Credit
---------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and                Market
non-convertible debt securities.                              Credit

                                                              RISK
INSTRUMENT                                                    TYPE
---------------------------------------------------------------------------
Currency Futures and Related Options: The Funds may engage    Management
in transactions in financial futures and related options,     Liquidity
which are generally described above. The Funds will enter     Credit
into these transactions in foreign currencies for hedging     Market
purposes only.                                                Political
                                                              Leverage
                                                              Foreign
                                                              Investment
---------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and      Market
standby commitments to purchase the securities at a fixed     Liquidity
price (usually with accrued interest) within a fixed period   Management
of time following demand by a Fund.
---------------------------------------------------------------------------
Exchange-Traded Funds: Ownership in unit investment trusts,   Market
depositary receipts, and other pooled investment vehicles
that hold a portfolio of securities or stocks designed to
track the price performance and dividend yield of a
particular broad based, sector or international index.
Exchange-traded funds or ETFs include a wide range of
investments such as iShares, Standard and Poor's Depository
Receipts ("SPDRs"), and NASDAQ 100's. The Equity Index Fund
invests only in SPDRs and other ETFs that track the S&P
500.
---------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed rate          Credit
mortgage loans or mortgage pools which bear simple interest   Prepayment
at fixed annual rates and have short-to long-term final       Regulatory
maturities.                                                   Market
---------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign companies,   Market
as well as commercial paper of foreign issuers and            Political
obligations of foreign banks, overseas branches of U.S.       Liquidity
banks and supranational entities. Includes American           Foreign
Depositary Receipts, Global Depositary Receipts, European     Investment
Depositary Receipts and American Depositary Securities.
---------------------------------------------------------------------------
Futures and Related Options: A contract providing for the     Management
future sale and purchase of a specified amount of a           Market
specified security, class of securities, or an index at a     Credit
specified time in the future and at a specified price.        Liquidity
                                                              Leverage
---------------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate debt         Market
instruments with interest rates that reset in the opposite    Leverage
direction from the market rate of interest to which the       Credit
inverse floater is indexed.

                                                              RISK
INSTRUMENT                                                    TYPE
---------------------------------------------------------------------------
Investment Company Securities: Shares of other mutual         Market
funds, including One Group money market funds and shares of
other money market funds for which Banc One Investment
Advisors or its affiliates serve as investment advisor or
administrator. Banc One Investment Advisors will waive
certain fees when investing in funds for which it serves as
investment advisor, to the extent required by law.
---------------------------------------------------------------------------
Loan Participations and Assignments: Participations in, or    Credit
assignments of all or a portion of loans to corporations or   Political
to governments, including governments of the less developed   Liquidity
countries ("LDCs").                                           Foreign
                                                              Investment
                                                              Market
---------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by       Prepayment
real estate loans and pools of loans. These include           Market
collateralized mortgage obligations ("CMOs") and Real         Credit
Estate Mortgage Investment Conduits ("REMICs").               Regulatory
---------------------------------------------------------------------------
New Financial Products: New options and futures contracts     Management
and other financial products continue to be developed and     Credit
the Fund may invest in such options, contracts and products.  Market
                                                              Liquidity
---------------------------------------------------------------------------
Preferred Stock: A class of stock that generally pays a       Market
dividend at a specified rate and has preference over common
stock in the payment of dividends and in liquidation.
---------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled investment    Liquidity
vehicles which invest primarily in income producing real      Management
estate or real estate related loans or interest.              Market
                                                              Regulatory
                                                              Tax
                                                              Prepayment
---------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the     Credit
simultaneous commitment to return the security to the         Market
seller at an agreed upon price on an agreed upon date. This   Liquidity
is treated as a loan.
---------------------------------------------------------------------------
Restricted Securities: Securities not registered under the    Liquidity
Securities Act of 1933, such as privately placed commercial   Market
paper and Rule 144A securities.
---------------------------------------------------------------------------
Rights and Warrants: Securities, typically issued with        Market
preferred stock or bonds, that give the holder the right to   Credit
buy a proportionate amount of common stock at a specified price.

                                                              RISK
INSTRUMENT                                                    TYPE
---------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the       Credit
Fund's total assets. In return, the Fund will receive cash,   Market
other securities and/or letters of credit as collateral.      Leverage
---------------------------------------------------------------------------
Short-Term Funding Agreements: Funding agreements issued by   Credit
banks and highly rated U.S. insurance companies such as       Liquidity
Guaranteed Investment Contracts ("GICs") and Bank             Market
Investment Contracts ("BICs").
---------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative multi-class   Prepayment
mortgage securities usually structured with two classes of    Market
shares that receive different proportions of the interest     Credit
and principal from a pool of mortgage-backed obligations.     Regulatory
These include IOs and POs.
---------------------------------------------------------------------------
Structured Instruments: Debt securities issued by agencies    Market
and instrumentalities of the U.S. government, banks,          Liquidity
municipalities, corporations and other businesses whose       Management
interest and/or principal payments are indexed to foreign     Credit
currency exchange rates, interest rates, or one or more       Foreign
other referenced indices.                                     Investment
---------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in    Liquidity
exchange for the deposit of funds.                            Credit
                                                              Market
---------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                       Market
---------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by       Market
agencies and instrumentalities of the U.S. government.        Credit
These include Ginnie Mae, Fannie Mae and Freddie Mac.
---------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and    Market
CUBES.
---------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with      Credit
interest rates which are reset daily, weekly, quarterly or    Liquidity
some other period and which may be payable to the Fund on     Market
demand.
---------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt that pay    Credit
no interest, but are issued at a discount from their value    Market
at maturity. When held to maturity, their entire return       Zero Coupon
equals the difference between their issue price and their
maturity value.
---------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero coupon debt           Credit
securities that convert on a specified date to interest       Market
bearing debt securities.                                      Zero Coupon

INVESTMENT RISKS


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.


..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

          Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

          Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates.

     A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.


..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

..    Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

If you want more information about the Fund, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.


How Can I Get More Information? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-877-691-1118 or by writing the Fund at:


      ONE GROUP(R) MUTUAL FUNDS
      1111 POLARIS PARKWAY
      COLUMBUS, OHIO 43271-1235

      OR VISITING

      WWW.ONEGROUP.COM

You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Fund from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


TOG-I-142 (11/03)


                                             [LOGO OF ONE1GROUP(R) MUTUAL FUNDS]

INCOME INVESTING

[LOGO OF PROSPECTUS ONE GROUP BOND FUNDS]

November 1,2003                                 [LOGO] ONE GROUP(R) Mutual Funds

Class A Shares
Class B Shares
Class C Shares


                    One Group(R) Ultra Short-Term Bond Fund
                    One Group(R) Short-Term Bond Fund
                    One Group(R) Intermediate Bond Fund
                    One Group(R) Bond Fund
                    One Group(R) Income Bond Fund
                    One Group(R) Mortgage-Backed Securities Fund
                    One Group(R) Government Bond Fund
                    One Group(R) Treasury & Agency Fund
                    One Group(R) High Yield Bond Fund


                    The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of

  C O N T E N T S


             Fund Summaries: Investments, Risk & Performance
                        One Group Ultra Short-Term Bond Fund
                              One Group Short-Term Bond Fund
                            One Group Intermediate Bond Fund
                                         One Group Bond Fund
                                  One Group Income Bond Fund
                   One Group Mortgage-Backed Securities Fund
                              One Group Government Bond Fund
                            One Group Treasury & Agency Fund
                              One Group High Yield Bond Fund


                                                       More About the Funds
                                            Principal Investment Strategies
                                                           Investment Risks
                                                          Portfolio Quality
                                              Temporary Defensive Positions
                                                         Portfolio Turnover


              How to Do Business with One Group Mutual Funds
                                      Purchasing Fund Shares
                                               Sales Charges
                         Sales Charge Reductions and Waivers
                                      Exchanging Fund Shares
                                       Redeeming Fund Shares


                               Privacy Policy


                    Shareholder Information
                              Voting Rights
                          Dividend Policies
              Tax Treatment of Shareholders
         Shareholder Statements and Reports



                                       Management of One Group Mutual Funds
                                                                The Advisor
                                                            The Sub-Advisor
                                                          The Fund Managers




                                              Legal Proceedings
                                           Financial Highlights
                               Appendix A: Investment Practices

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Ultra Short-Term Bond Fund

What is the goal of the Fund?
The Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities.

What are the Fund's main investment strategies?


The Fund mainly invests in all types of investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), including mortgage-backed securities, asset-backed securities and money market instruments. As part of its main investment strategy, the Fund invests in adjustable rate mortgage pass-through securities and other securities representing an interest in or secured by mortgages with periodic interest rate resets. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical nature of the transaction. For more information about the Ultra Short-Term Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?
A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.



What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
   ----------

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline

FUND SUMMARY

Ultra Short-Term Bond Fund
   --------------------------

in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund invests in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

O N E  G R O U P (R)
--------------------

FUND SUMMARY

Ultra Short-Term Bond Fund
   --------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================

                                    [CHART]

1994   1995   1996   1997   1998   1999   2000   2001   2002
----   ----   ----   ----   ----   ----   ----   ----   ----
1.66%  6.66%  5.93%  6.50%  5.05%  4.28%  7.33%  5.84%  4.30%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 1.67%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.


================================================================================
Best Quarter: 2.13%  4Q2000   Worst Quarter: 0.07%  2Q1994
================================================================================


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.


Average Annual Total Returns through December 31, 2002/1/


==========================================================================
                             INCEPTION                        PERFORMANCE
                           DATE OF CLASS   1 YEAR   5 YEARS   SINCE 2/2/93
--------------------------------------------------------------------------
Class A                       3/10/93
   Return Before Taxes                       1.13%     4.71%          4.81%
   Return After Taxes on
    Distributions                           -0.08%     2.66%          2.75%
   Return After Taxes on
    Distributions and
    Sale of Fund Shares                      0.68%     2.73%          2.80%
--------------------------------------------------------------------------
Class B - Return Before
 Taxes                        1/14/94        0.74%     4.83%          4.71%/4/
--------------------------------------------------------------------------
Class C - Return Before
 Taxes                        11/1/01        3.68%     4.57%          4.39%
--------------------------------------------------------------------------
Lehman Brothers Short
 9-12 Month U.S.
 Treasury Index/2/
(no deduction for fees,
 expenses or taxes)                          2.97%     5.35%          5.34%
--------------------------------------------------------------------------
Lipper Ultra Short Fund
 Index/3/
(no deduction for sales
 charges or taxes)                           2.52%     4.97%            *
--------------------------------------------------------------------------
/1/ Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the difference in expenses and sales charges between classes.

/2/ The Lehman Brothers Short 9-12 Month U.S. Treasury Index is an unmanaged index which includes aged U.S. Treasury notes and bonds with a remaining maturity from nine up to (but not including) twelve months. It excludes zero coupon strips. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

/3/ The Lipper Ultra Short Fund Index is typically comprised of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days.

/4/ Class B shares automatically convert to Class A shares after six years. Therefore, the performance in the "performance since" column represents a combination of Class A and Class B operating expenses.

*    Index did not exist

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

Ultra Short-Term Bond Fund
   --------------------------

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
==============================================================================
(fees paid directly from your investment)/1/       CLASS A   CLASS B   CLASS C
==============================================================================
Maximum Sales Charge (Load) Imposed on Purchases      3.00%    NONE      NONE
------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)               NONE/2/      3.00%    NONE
------------------------------------------------------------------------------
 (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                       NONE      NONE      NONE
------------------------------------------------------------------------------
Exchange Fee                                         NONE      NONE      NONE
==============================================================================

ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)      CLASS A   CLASS B   CLASS C
==============================================================================
Investment Advisory Fees                               .55%      .55%      .55%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees             .35%     1.00%     1.00%
------------------------------------------------------------------------------
Other Expenses                                         .22%      .22%      .22%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                  1.12%     1.77%     1.77%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/            (.42%)    (.57%)    (.57%)
------------------------------------------------------------------------------
Net Expenses                                           .70%     1.20%     1.20%
==============================================================================


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .75% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .70% for Class A shares, to 1.20% for Class B shares and to 1.20% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                    CLASS A    CLASS B/2/   CLASS B/2/   CLASS C

                                                ASSUMING
                                               REDEMPTION
                                               AT THE END    ASSUMING
                                                 OF EACH        NO
                                                 PERIOD     REDEMPTION
================================================================================
1 Year/1/                           $    369   $      422   $      122   $   122
--------------------------------------------------------------------------------
3 Years                                  605          702          502       502
--------------------------------------------------------------------------------
5 Years                                  859          906          906       906
--------------------------------------------------------------------------------
10 Years                               1,586        1,707        1,707     2,037
--------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

Class A                             $    411
Class B (with redemption)           $    480
Class B (no redemption)             $    180
Class C                             $    180

/2/ Class B shares automatically convert to Class A shares after six (6) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Short-Term Bond Fund

What is the goal of the Fund?
The Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

What are the Fund's main investment strategies?

The Fund mainly invests in investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality) with short to intermediate remaining maturities. These include U.S. government obligations, and mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Short-Term Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?
A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

M A I N R I S K S
-----------------

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be

FUND SUMMARY

Short-Term Bond Fund
   --------------------

lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================

                                    [CHART]

1993   1994    1995    1996   1997   1998   1999   2000   2001   2002
----   -----   -----   ----   ----   ----   ----   ----   ----   ----
6.60%  -0.66%  11.57%  4.13%  5.91%  6.53%  2.79%  7.39%  7.80%  5.94%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 1.97%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.

================================================================================
Best Quarter: 3.52%  1Q1995     Worst Quarter: -0.99%  1Q1994
================================================================================

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Short-Term Bond Fund
   --------------------


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.


Average Annual Total Returns through December 31, 2002/1/
============================================================================
                        INCEPTION                                PERFORMANCE
                         DATE OF                                    SINCE
                          CLASS    1 YEAR  5 YEARS   10 YEARS      9/4/90
----------------------------------------------------------------------------
Class A                  2/18/92
   Return Before Taxes               2.76%    5.44%      5.43%          6.20%
   Return After Taxes
    on Distributions                 1.12%    3.32%      3.22%          3.99%
   Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                           1.67%    3.28%      3.21%          3.92%
----------------------------------------------------------------------------
Class B - Return
 Before Taxes             1/14/94    2.39%    5.58%      5.39%/4/       6.03%/4/
----------------------------------------------------------------------------
Class C - Return
 Before Taxes            11/01/01    5.45%    5.33%      4.99%          5.69%
----------------------------------------------------------------------------
Lehman Brothers 1-3
 Year Government/
 Credit Index/2/
(no deduction for
 fees, expenses or
 taxes)                              6.28%    6.63%      6.18%          6.58%
----------------------------------------------------------------------------
Lipper Short U.S.
 Government Fund
 Index/3/
(no deduction for
 sales charges or
 taxes)                              5.29%    5.87%      5.65%          6.22%
----------------------------------------------------------------------------
/1/ Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the difference in expenses and sales charges between classes.

/2/ The Lehman Brothers 1-3 Year Government/Credit Index is an unmanaged index with a broad measure of the performance of short-term government and corporate fixed-rate debt issues. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

/3/ The Lipper Short U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

/4/ Class B shares automatically convert to Class A shares after six years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

Short-Term Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
==============================================================================
(fees paid directly from your investment)/1/       CLASS A   CLASS B   CLASS C
==============================================================================
Maximum Sales Charge (Load) Imposed on Purchases      3.00%    NONE      NONE
------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)               NONE/2/      3.00%    NONE
------------------------------------------------------------------------------
 (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                      NONE       NONE      NONE
------------------------------------------------------------------------------
Exchange Fee                                        NONE       NONE      NONE
------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)      CLASS A   CLASS B   CLASS C
==============================================================================
Investment Advisory Fees                               .60%      .60%      .60%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees             .35%     1.00%     1.00%
------------------------------------------------------------------------------
Other Expenses                                         .21%      .21%      .21%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                  1.16%     1.81%     1.81%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/            (.36%)    (.51%)    (.51%)
------------------------------------------------------------------------------
Net Expenses                                           .80%     1.30%     1.30%
------------------------------------------------------------------------------
/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .75% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .80% for Class A shares, to 1.30% for Class B shares and to 1.30% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                    CLASS A    CLASS B/2/   CLASS B/2/   CLASS C

                                                ASSUMING     ASSUMING
                                               REDEMPTION       NO
                                               AT THE END   REDEMPTION
                                                 OF EACH
                                                 PERIOD
================================================================================
1 Year/1/                             $  379       $  432       $  132    $  132
--------------------------------------------------------------------------------
3 Years                                  623          720          520       520
--------------------------------------------------------------------------------
5 Years                                  885          932          932       932
--------------------------------------------------------------------------------
10 Years                               1,636        1,756        1,756     2,085
--------------------------------------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

Class A                             $    415
Class B (with redemption)           $    484
Class B (no redemption)             $    184
Class C                             $    184

/2/ Class B shares automatically convert to Class A shares after six (6) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Intermediate Bond Fund

What is the goal of the Fund?
The Fund seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

What are the Fund's main investment strategies?

The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), including bonds, notes, and U.S. government obligations with intermediate maturities. These include mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Intermediate Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?
A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------
Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in

FUND SUMMARY

Intermediate Bond Fund

losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Intermediate Bond Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund(before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================

                           [CHART]

1993   1994   1995   1996  1997  1998  1999  2000  2001  2002
----   -----  -----  ----  ----  ----  ----  ----  ----  ----
8.04%  -6.30% 19.74% 5.61% 8.01% 7.40% 0.38% 9.85% 8.40% 9.02%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.38%. The One Group Intermediate Bond Fund consolidated with the Pegasus Intermediate Bond Fund on March 22,1999. For financial reporting purposes, the Pegasus Intermediate Bond Fund was the accounting survivor. Therefore, all performance information for the One Group Intermediate Bond Fund for periods prior to March 22, 1999, reflects the performance of the Pegasus Intermediate Bond Fund and its predecessors. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.

================================================================================
Best Quarter: 6.10%  2Q1995             Worst Quarter: -2.32%  1Q1994
================================================================================

FUND SUMMARY

Intermediate Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/

=======================================================================================================
                                             INCEPTION                                      PERFORMANCE
                                              DATE OF                                          SINCE
                                               CLASS      1 YEAR     5 YEARS   10 YEARS       12/31/83
-------------------------------------------------------------------------------------------------------
Class A                                        5/1/92
   Return Before Taxes                                       4.13%      5.98%      6.35%           7.94%
   Return After Taxes on Distributions                       1.88%      3.59%      3.88%           6.39%
   Return After Taxes on Distributions and
    Sale of Fund Shares                                      2.47%      3.56%      3.81%           5.99%
-------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                 9/23/96        3.35%      5.94%      5.98%/4/        7.43%/4/
-------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                 3/22/99        7.35%      6.25%      6.01%           7.45%
-------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government/
 Credit Bond Index/2/
(no deduction for fees, expenses or taxes)                   9.84%      7.48%      7.08%           8.91%
-------------------------------------------------------------------------------------------------------
Lipper Short Intermediate U.S. Government
 Fund Index/3/
(no deduction for sales charges or taxes)                    8.14%      6.43%      5.96%              *
-------------------------------------------------------------------------------------------------------

<F1>
/1/ The performance information for the One Group Intermediate Bond Fund for periods prior to March 22, 1999, reflects the performance of a common trust fund (inception 12/31/83), the predecessor to the Pegasus Intermediate Bond Fund, and the Pegasus Intermediate Bond Fund. The predecessor to the Pegasus Intermediate Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Intermediate Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. One Group Intermediate Bond Fund consolidated with the Pegasus Intermediate Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Intermediate Bond Fund was considered the accounting survivor. Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the difference in expenses and sales charges between classes.
<F2>
/2/ The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of U.S. government agency and Treasury securities and investment grade corporate bonds. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales fees on Class A Shares and applicable contingent deferred sales charges on Class B and Class C shares.
<F3>
/3/ The Lipper Short Intermediate U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
<F4>
/4/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.
<F5>
*    Index did not exist.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Intermediate Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
==============================================================================
(fees paid directly from your investment)/1/     CLASS A    CLASS B    CLASS C
==============================================================================
Maximum Sales Charge (Load) Imposed on
 Purchases                                          4.50%    NONE        NONE
------------------------------------------------------------------------------
   (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                NONE/2/    5.00%      1.00%
------------------------------------------------------------------------------
   (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                    NONE       NONE        NONE
------------------------------------------------------------------------------
Exchange Fee                                      NONE       NONE        NONE
==============================================================================

ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)    CLASS A    CLASS B    CLASS C
==============================================================================
Investment Advisory Fees                             .60%       .60%       .60%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees           .35%      1.00%      1.00%
------------------------------------------------------------------------------
Other Expenses                                       .22%       .22%       .22%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                1.17%      1.82%      1.82%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/          (.34%)     (.34%)     (.34%)
------------------------------------------------------------------------------
Net Expenses                                         .83%      1.48%      1.48%
==============================================================================
/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.
/2/  Except for purchases of $1 million or more. Please see "Sales Charges."
/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .83% for Class A shares, to 1.48% for Class B shares and to 1.48% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                 CLASS A    CLASS B/2/   CLASS B/2/    CLASS C      CLASS C

                             ASSUMING                  ASSUMING
                            REDEMPTION                REDEMPTION
                            AT THE END    ASSUMING    AT THE END    ASSUMING
                              OF EACH        NO         OF EACH        NO
                              PERIOD     REDEMPTION     PERIOD     REDEMPTION
=============================================================================
1 Year/1/      $      531   $      651   $      151   $      251   $      151
-----------------------------------------------------------------------------
3 Years               773          839          539          539          539
-----------------------------------------------------------------------------
5 Years             1,033        1,154          954          954          954
-----------------------------------------------------------------------------
10 Years            1,778        1,938        1,938        2,109        2,109
-----------------------------------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

          Class A                              $  564
          Class B (with redemption)            $  685
          Class B (no redemption)              $  185
          Class C (with redemption)            $  285
          Class C (no redemption)              $  185

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Bond Fund

What is the goal of the Fund?
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

What are the Fund's main investment strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?
A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------
Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Bond Fund

losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY

Bond Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================

                              [CHART]

1993    1994   1995   1996  1997  1998  1999   2000   2001  2002
-----   -----  -----  ----  ----  ----  -----  -----  ----  ----
11.33%  -6.91% 23.68% 4.98% 9.63% 7.94% -1.11% 11.83% 8.78% 9.85%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.53%. The above-quoted performance data includes the performance of the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund prior to the consolidation with the One Group Bond Fund on March 22, 1999. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.

================================================================================
Best Quarter: 7.61%   2Q1995            Worst Quarter: -2.66%   1Q1994
================================================================================

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/

=======================================================================================================
                                             INCEPTION                                      PERFORMANCE
                                              DATE OF                                          SINCE
                                               CLASS      1 YEAR     5 YEARS   10 YEARS       12/31/83
-------------------------------------------------------------------------------------------------------
Class A                                       5/1/92
   Return Before Taxes                                       4.87%      6.38%      7.23%           8.92%
   Return After Taxes on Distributions                       2.52%      3.86%      4.49%           7.20%
   Return After Taxes on Distributions and
    Sale of Fund Shares                                      2.94%      3.82%      4.39%           6.77%
-------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                 8/26/96        4.17%      6.35%      6.89%/4/        8.44%/4/
-------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                 3/22/99        8.17%      6.75%      6.94%           8.47%
-------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate
 Bond Index/2/
(no deduction for fees, expenses or taxes)                  10.26%      7.55%      7.51%           9.66%
-------------------------------------------------------------------------------------------------------
Lipper Intermediate U.S. Government
 Fund Index/3/
(no deduction for sales charges or taxes)                   10.00%      7.01%      6.62%              *
-------------------------------------------------------------------------------------------------------

<F1>
/1/ The above-quoted performance data includes the performance of a common trust fund (inception 12/31/83), the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund for the period prior to the consolidation with the One Group Bond Fund on March 22, 1999. The predecessor to the Pegasus Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitation and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its returns would have been lower. Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the difference in expenses and sales charges between classes.
<F2>
/2/ The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
<F3>
/3/ The Lipper Intermediate U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
<F4>
/4/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.
<F5>
*    Index did not exist.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY


Bond Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
==============================================================================
(fees paid directly from your investment)/1/     CLASS A    CLASS B    CLASS C
==============================================================================
Maximum Sales Charge (Load) Imposed on
 Purchases                                          4.50%    NONE       NONE
------------------------------------------------------------------------------
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                NONE/2/    5.00%      1.00%
------------------------------------------------------------------------------
   (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                    NONE       NONE       NONE
------------------------------------------------------------------------------
Exchange Fee                                      NONE       NONE       NONE
------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)    CLASS A    CLASS B    CLASS C
==============================================================================
Investment Advisory Fees                             .60%       .60%       .60%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees           .35%      1.00%      1.00%
------------------------------------------------------------------------------
Other Expenses                                       .22%       .22%       .22%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                1.17%      1.82%      1.82%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/          (.32%)     (.32%)     (.32%)
------------------------------------------------------------------------------
Net Expenses                                         .85%      1.50%      1.50%
------------------------------------------------------------------------------
/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.
/2/  Except for purchases of $1 million or more. Please see "Sales Charges."
/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .85% for Class A shares, to 1.50% for Class B shares and to 1.50% for Class C shares for the same time period.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                 CLASS A    CLASS B/2/   CLASS B/2/    CLASS C      CLASS C

                             ASSUMING     ASSUMING     ASSUMING     ASSUMING
                            REDEMPTION       NO       REDEMPTION       NO
                            AT THE END   REDEMPTION   AT THE END   REDEMPTION
                              OF EACH      OF EACH
                              PERIOD       PERIOD
=============================================================================
1 Year/1/      $      533   $      653   $      153   $      253   $      153
-----------------------------------------------------------------------------
3 Years               775          841          541          541          541
-----------------------------------------------------------------------------
5 Years             1,035        1,155          955          955          955
-----------------------------------------------------------------------------
10 Years            1,779        1,940        1,940        2,111        2,111
-----------------------------------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

          Class A                              $  564
          Class B (with redemption)            $  685
          Class B (no redemption)              $  185
          Class C (with redemption)            $  285
          Class C (no redemption)              $  185
/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Income Bond Fund

What is the goal of the Fund?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

What are the Fund's main investment strategies?

The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by Banc One Investment Advisors). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e., junk bonds.) The Fund may not invest more than 30% of its total assets in these securities. The Fund also invests in mortgage-backed and asset-backed securities, and certain obligations and securities of foreign issuers. The Fund invests in securities with short to long maturities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Income Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?

A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations. A "junk bond" is a debt security that is rated below investment grade. Junk bonds also include unrated securities that Banc One Investment Advisors believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called "high yield bonds" and "non-investment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

FUND SUMMARY

Income Bond Fund

MAIN RISKS
----------

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Foreign Securities. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Portfolio Quality. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund also may invest in securities that are rated below investment grade. These securities are considered to be speculative and may be issued by companies which are highly leveraged, less creditworthy or financially distressed.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Income Bond Fund


How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================

                                    [CHART]

1994     1995     1996     1997     1998     1999     2000     2001     2002
-----    -----    -----    -----    -----    -----    -----    -----    -----
-0.95%   17.20%    2.72%    8.63%    7.40%   -1.28%    9.96%    7.13%    8.03%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 4.83%. One Group Income Bond Fund consolidated with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was the accounting survivor. Therefore, all performance information for One Group Income Bond Fund for periods prior to March 22, 1999, reflects the performance of the Pegasus Multi-Sector Bond Fund and its predecessors.

================================================================================
Best Quarter: 5.55%  2Q1995      Worst Quarter: -1.98%  1Q1996
================================================================================

FUND SUMMARY

Income Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/
=======================================================================================================
                                                      INCEPTION
                                                       DATE OF                              PERFORMANCE
                                                        CLASS       1 YEAR       5 YEARS       SINCE
                                                                                               3/5/93
-------------------------------------------------------------------------------------------------------
Class A                                                3/5/93
   Return Before Taxes                                                  3.13%        5.19%         5.75%
   Return After Taxes on Distributions                                  0.90%        2.74%         3.08%
   Return After Taxes on Distributions and
    Sale of Fund Shares                                                 1.87%        2.91%         3.22%
-------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                          5/31/95          2.29%        5.12%         5.43%/4/
-------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                          5/30/00          6.35%        5.46%         5.42%
-------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index/2/
(no deduction for fees, expenses or taxes)                             10.26%        7.55%         7.25%
-------------------------------------------------------------------------------------------------------
Lipper Intermediate Investment Grade Fund Index/3/
(no deduction for sales charges or taxes)                               8.14%        6.38%         6.39%
-------------------------------------------------------------------------------------------------------

<F1>
/1/ One Group Income Bond Fund consolidated with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was the accounting survivor. The performance information for the One Group Income Bond Fund for periods prior to March 22, 1999, reflects the performance of the Pegasus Multi-Sector Bond Fund and its predecessors. On December 2, 1994, the Fund terminated its offering of Class B shares and such shares converted to Class A shares. The Fund re-offered Class B shares on May 31, 1995. For periods prior to the re-offering of Class B shares on May 31, 1995, Class B performance is based on the performance of Class I, the original class offered. Historical performance shown for Class C prior to its inception is also based on the performance of Class I. All prior class performance has been adjusted to reflect the difference in expenses and sales charges between classes.
<F2>
/2/ The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
<F3>
/3/ The Lipper Intermediate Investment Grade Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
<F4>
/4/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "performance since" column represents a combination of Class A and Class B operating expenses.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Income Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
========================================================================================
(fees paid directly from your investment)/1/        CLASS A       CLASS B      CLASS C
========================================================================================
Maximum Sales Charge (Load) Imposed on Purchases         4.50%         NONE         NONE
----------------------------------------------------------------------------------------
   (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                     NONE/2/       5.00%        1.00%
----------------------------------------------------------------------------------------
   (as a percentage of original purchase price
    or redemption proceeds, as applicable)
Redemption Fee                                           NONE          NONE         NONE
----------------------------------------------------------------------------------------
Exchange Fee                                             NONE          NONE         NONE
========================================================================================
ANNUAL FUND OPERATING EXPENSES
========================================================================================
(expenses that are deducted from Fund assets)       CLASS A       CLASS B      CLASS C
========================================================================================
Investment Advisory Fees                                  .60%          .60%         .60%
----------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                .35%         1.00%        1.00%
----------------------------------------------------------------------------------------
Other Expenses                                            .22%          .22%         .22%
----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     1.17%         1.82%        1.82%
----------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/               (.25%)        (.25%)       (.25%)
----------------------------------------------------------------------------------------
Net Expenses                                              .92%         1.57%        1.57%
========================================================================================

<F1>
/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.
<F2>
/2/  Except for purchases of $1 million or more. Please see "Sales Charges."
<F3>
/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .92% for Class A shares, to 1.57% for Class B shares and to 1.57% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                    CLASS A    CLASS B/2/   CLASS B/2/     CLASS C      CLASS C

                                ASSUMING                  ASSUMING
                               REDEMPTION                REDEMPTION
                               AT THE END    ASSUMING    AT THE END    ASSUMING
                                OF EACH         NO        OF EACH         NO
                                 PERIOD     REDEMPTION     PERIOD     REDEMPTION
================================================================================
1 Year/1/         $      540   $      660   $      160   $      260   $      160
--------------------------------------------------------------------------------
3 Years                  781          848          548          548          548
--------------------------------------------------------------------------------
5 Years                1,042        1,162          962          962          962
--------------------------------------------------------------------------------
10 Years               1,785        1,946        1,946        2,117        2,117
--------------------------------------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

   Class A                              $   564
   Class B (with redemption)            $   685
   Class B (no redemption)              $   185
   Class C (with redemption)            $   285
   Class C (no redemption)              $   185

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Mortgage-Backed Securities Fund

What is the goal of the Fund?
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

What are the Fund's main investment strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include mortgage-backed securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC), commercial mortgage securities and collateralized mortgage obligations. The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, municipal securities and corporate debt securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction. For more information about the Mortgage-Backed Securities Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?

A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Mortgage-Backed Securities Fund

greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY

Mortgage-Backed Securities Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
-----   -----   -----   -----   -----   -----   -----   -----   -----   ----
11.16%  -8.40%  28.50%   8.52%  11.76%   5.63%   1.82%  10.72%  10.47%  9.88%


/1/ For the period January 1, 2003, through September 30, 2003, the Fund's total return was 2.35%. The Fund commenced operations on August 18, 2000, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the periods prior to the commencement of operations of the Fund as adjusted to reflect the contractual expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

================================================================================
Best Quarter: 8.95%  2Q1995     Worst Quarter: -2.90%  4Q1994
================================================================================

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Mortgage-Backed Securities Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.


Average Annual Total Returns through December 31, 2002/1/
======================================================================================================================
                                                        INCEPTION                                          PERFORMANCE
                                                         DATE OF                                              SINCE
                                                          CLASS       1 YEAR       5 YEARS     10 YEARS     12/31/83
----------------------------------------------------------------------------------------------------------------------
Class A                                                 8/18/00
   Return Before Taxes                                                    4.89%        6.67%        8.16%         9.92%
   Return After Taxes on Distributions                                    2.36%        5.44%        7.54%         9.58%
   Return After Taxes on Distributions and
   Sale of Fund Shares                                                    2.96%        4.81%        6.57%         8.66%
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Mortgage-Backed Securities Index /2/
(no deduction for fees, expenses or taxes)                                8.75%        7.35%        7.28%         9.84%
----------------------------------------------------------------------------------------------------------------------
Lipper U.S. Mortgage Fund Index/3/
(no deduction for sales charges or taxes)                                 8.13%        6.44%        6.22%            *
----------------------------------------------------------------------------------------------------------------------

<F1>
/1/ The Fund commenced operations on August 18, 2000, subsequent to the transfer of assets from a common trust fund (inception 12/31/83) with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the Fund as adjusted to reflect the contractual expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its returns may have been lower.
<F2>
/2/ The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged market value weighted index of 15 and 30 year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and balloon mortgages with fixed rate coupons. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
<F3>
/3/ The Lipper U.S. Mortgage Fund Index is an equally weighted index of the 30 largest mututal funds that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.
<F4>
*    Index did not exist.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

Mortgage-Backed Securities Fund

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
=============================================================================
(fees paid directly from your investment)/1/                          CLASS A
=============================================================================
Maximum Sales Charge (Load) Imposed on Purchases                         4.50%
-----------------------------------------------------------------------------
   (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)/2/                                  NONE
-----------------------------------------------------------------------------
   (as a percentage of original purchase price or
    redemption proceeds, as applicable)
Redemption Fee                                                           NONE
-----------------------------------------------------------------------------
Exchange Fee                                                             NONE
=============================================================================
ANNUAL FUND OPERATING EXPENSES
=============================================================================
(expenses that are deducted from Fund assets)                         CLASS A
=============================================================================
Investment Advisory Fees                                                  .35%
-----------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                                .35%
-----------------------------------------------------------------------------
Other Expenses                                                            .20%
-----------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      .90%
-----------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/                               (.25%)
-----------------------------------------------------------------------------
Net Expenses                                                              .65%
-----------------------------------------------------------------------------

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .65% for Class A shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.



                                                                       CLASS A
================================================================================
1 Year/1/                                                            $       513
--------------------------------------------------------------------------------
3 Years                                                                      700
--------------------------------------------------------------------------------
5 Years                                                                      903
--------------------------------------------------------------------------------
10 Years                                                                   1,486
--------------------------------------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be $538.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Government Bond Fund

What is the goal of the Fund?
The Fund seeks a high level of current income with liquidity and safety of principal.


What are the Fund's main investment strategies?
The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (e.g., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities. Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Government Bond Fund spreads its holdings across various security types within the government market sector (e.g., U.S. government agency securities and agency mortgage-backed securities). Banc One Investment Advisors selects individual securities after performing a risk/ reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction. For more information about the Government Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a government bond?
A "government bond" is a debt instrument with a maturity of 90 days or more at the time of its issuance and with principal and interest guaranteed by the U.S. government and its agencies and instrumentalities, as well as stripped government securities and mortgage-related and mortgage-backed securities.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------
Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Prepayment and Call Risk. As part of its main investment strategies, the Fund may invest in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages and other obligations are prepaid and

FUND SUMMARY

Government Bond Fund

when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]

1994      1995      1996     1997     1998     1999     2000    2001    2002
-----     -----     ----     ----     ----     -----    -----   ----    -----
-3.26%    17.87%    2.24%    9.49%    7.96%    -2.00%   11.76%  6.93%   11.09%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 2.46%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.

================================================================================
Best Quarter: 5.65%   2Q1995             Worst Quarter: -2.34%    1Q1994
================================================================================

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Government Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

Average Annual Total Returns through December 31, 2002/1/


===========================================================================================================
                                                    INCEPTION                                   PERFORMANCE
                                                  DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS  SINCE 2/8/93
-----------------------------------------------------------------------------------------------------------
Class A                                              3/5/93
   Return Before Taxes                                              6.14%     6.05%     NA             6.06%
   Return After Taxes on Distributions                              4.03%     3.74%     NA             3.68%
   Return After Taxes on Distributions and Sale
    of Fund Shares                                                  3.71%     3.65%     NA             3.62%
-----------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                        1/14/94        5.41%     6.04%     NA             5.89%/4/
-----------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                        3/22/99        9.44%     6.30%     NA             5.80%
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Government Bond Index/2/
(no deduction for fees, expenses or taxes)                         11.50%     7.77%     NA             7.40%
-----------------------------------------------------------------------------------------------------------
Lipper General U.S. Government Fund Index/3/
(no deduction for sales charges or taxes)                           9.97%     6.62%     NA             6.24%
-----------------------------------------------------------------------------------------------------------

<F1>
/1/ Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between the classes.
<F2>
/2/ The Lehman Brothers Government Bond Index is an unmanaged index comprised of securities issued by the U.S. government. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
<F3>
/3/ The Lipper General U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
<F4>
/4/ Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the"performance since" column represents a combination of Class A and Class B operating expenses.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

Government Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
==============================================================================
(fees paid directly from your investment)/1/      CLASS A    CLASS B   CLASS C
==============================================================================
Maximum Sales Charge (Load) Imposed on Purchases     4.50%      NONE      NONE
------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                 NONE/2/    5.00%     1.00%
------------------------------------------------------------------------------
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)
Redemption Fee                                       NONE       NONE      NONE
------------------------------------------------------------------------------
Exchange Fee                                         NONE       NONE      NONE
==============================================================================
ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)     CLASS A    CLASS B   CLASS C
==============================================================================
Investment Advisory Fees                              .45%       .45%      .45%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees            .35%      1.00%     1.00%
------------------------------------------------------------------------------
Other Expenses                                        .23%       .23%      .23%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.03%      1.68%     1.68%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/           (.13%)     (.13%)    (.13%)
------------------------------------------------------------------------------
Net Expenses                                          .90%      1.55%     1.55%
------------------------------------------------------------------------------

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .90% for Class A shares, to 1.55% for Class B shares and to 1.55% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

             CLASS A     CLASS B/2/     CLASS B/2/    CLASS C         CLASS C

                                                      ASSUMING
                          ASSUMING                   REDEMPTION
                        REDEMPTION AT    ASSUMING    AT THE END
                         THE END OF         NO        OF EACH      ASSUMING NO
                         EACH PERIOD    REDEMPTION     PERIOD      REDEMPTION
===============================================================================
1 Year/1/   $     538   $         658   $      158   $      258   $         158
-------------------------------------------------------------------------------
3 Years           751             817          517          517             517
-------------------------------------------------------------------------------
5 Years           981           1,100          900          900             900
-------------------------------------------------------------------------------
10 Years        1,642           1,803        1,803        1,976           1,976
-------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:
     Class A                              $  550
     Class B (with redemption)            $  671
     Class B (no redemption)              $  171
     Class C (with redemption)            $  271
     Class C (no redemption)              $  171

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

Treasury & Agency Fund

What is the goal of the Fund?
The Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

What are the Fund's main investment strategies?

The Fund invests exclusively in U.S. Treasury and other U.S. agency obligations including fixed income and mortgage-related securities and repurchase agreements. Mortgage-related securities include government mortgage-backed securities and adjustable rate mortgage loans known as ARMs. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for individual securities that it believes will perform well over time. The Treasury and Agency Fund spreads its holdings across various security types and concentrates on issues with short or intermediate remaining maturities. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Treasury & Agency Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?
A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------
Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

FUND SUMMARY

Treasury & Agency Fund

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                    [CHART]

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
----    ----    -----   ----    ----    ----    -----   -----   ----    ----
4.88%   0.84%   15.03%  2.98%   7.48%   8.01%   -0.33%  10.05%  7.29%   8.96%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 2.27%. The Treasury & Agency Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.



================================================================================
Best Quarter: 5.15%   2Q1995            Worst Quarter: -1.32%    1Q1996
================================================================================

FUND SUMMARY

O N E  G R O U P (R)
--------------------

Treasury & Agency Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.



Average Annual Total Returns through December 31, 2002/1/



============================================================================================================
                                                    INCEPTION                                   PERFORMANCE
                                                  DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS  SINCE 4/30/88
------------------------------------------------------------------------------------------------------------
Class A                                              1/20/97
   Return Before Taxes                                              5.65%     6.08%      6.06%          6.75%
   Return After Taxes on Distributions                              4.04%     3.92%      4.70%          5.82%
   Return After Taxes on Distributions and Sale
    of Fund Shares                                                  3.42%     3.78%      4.29%          5.23%
------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                        1/20/97        5.46%     6.17%      5.78%/4/       6.34%/4/
------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Treasury Index/2/
(no deduction for fees, expenses or taxes)                          9.28%     7.29%      6.83%          7.80%
------------------------------------------------------------------------------------------------------------
Lipper General U.S. Government Fund Index/3/
(no deduction for sales charges or taxes)                           5.29%     5.87%      5.65%             *
------------------------------------------------------------------------------------------------------------

<F1>
/1/ One Group Treasury & Agency Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund (inception 4/30/88) with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.
<F2>
/2/ The Lehman Brothers Intermediate Treasury Index is an unmanaged index comprised of U.S. Treasury-issued securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.
<F3>
/3/ The Lipper Short U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
<F4>
/4/ Class B shares automatically convert to Class A shares after six years. Therefore, the performance in the "10 years"and "performance since" columns represent a combination of Class A and Class B operating expenses.

<F5>
*    Index did not exist.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY

Treasury & Agency Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
==============================================================================
(fees paid directly from your investment)/1/      CLASS A    CLASS B   CLASS C
==============================================================================
Maximum Sales Charge (Load) Imposed on Purchases     3.00%      NONE      NONE
------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                 NONE/2/    3.00%     1.00%
------------------------------------------------------------------------------
 (as a percentage of original purchase price or
   redemption proceeds, as applicable)
Redemption Fee                                       NONE       NONE      NONE
------------------------------------------------------------------------------
Exchange Fee                                         NONE       NONE      NONE
==============================================================================

ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)     CLASS A    CLASS B   CLASS C
==============================================================================
Investment Advisory Fees                              .40%       .40%      .40%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees            .35%      1.00%     1.00%
------------------------------------------------------------------------------
Other Expenses                                        .20%       .20%      .20%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                  .95%      1.60%    1 .60%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/           (.25%)     (.40%)    (.40%)
------------------------------------------------------------------------------
Net Expenses                                          .70%      1.20%     1.20%
------------------------------------------------------------------------------

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .75% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .70% for Class A shares, to 1.20% for Class B shares and to 1.20% for Class C shares for the same time period.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

             CLASS A     CLASS B/2/     CLASS B/2/    CLASS C       CLASS C

                                                      ASSUMING
                         ASSUMING                    REDEMPTION
                        REDEMPTION AT    ASSUMING    AT THE END
                         THE END OF         NO        OF EACH      ASSUMING NO
                         EACH PERIOD    REDEMPTION    PERIOD       REDEMPTION
==============================================================================
1 Year/1/   $     369   $         422   $      122   $      222   $        122
------------------------------------------------------------------------------
3 Years           569             666          466          466            466
------------------------------------------------------------------------------
5 Years           786             833          833          833            833
------------------------------------------------------------------------------
10 Years        1,409           1,532        1,532        1,866          1,866
------------------------------------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be as follows:
     Class A                              $  394
     Class B (with redemption)            $  463
     Class B (no redemption)              $  163
     Class C (with redemption)            $  263
     Class C (no redemption)              $  163

/2/ Class B shares automatically convert to Class A shares after six(6) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------

High Yield Bond Fund

What is the goal of the Fund?
The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

What are the Fund's main investment strategies?

The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations. The Fund's investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund's investments. For more information about the High Yield Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?
A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What is a high yield bond?

A high yield bond or junk bond is a debt security that is rated below investment grade. (Such bonds also include unrated securities that Banc One Investment Advisors or Banc One High Yield Partners believes to be of comparable quality to debt securities that are rated below investment grade.)Such bonds are also called "non-investment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk.


What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
----------

High Yield Bond Risk. The Funds main investment strategy is to invest in high yield, high risk securities which are considered to be speculative. These investments may be issued

FUND SUMMARY

High Yield Bond Fund

by companies which are highly leveraged, less creditworthy or financially distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended as a long-term investment program for investors who are able and willing to assume a high degree of risk.

Smaller Companies. As part of its high yield strategy, the Fund invests in debt securities of smaller, newer companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in the value of their debt securities. This may cause unexpected decreases in the value of your investment in the Fund.

Sensitivity to Interest Rates and Economic Changes. The income and market value of the Fund's securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund's investments and the Fund's net asset value may be volatile.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

           [CHART]

1999    2000    2001    2002
----    -----   ----    -----
3.11%   -3.89%  5.08%   -1.20%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 18.90%.



================================================================================
Best Quarter: 5.79%  4Q2002         Worst Quarter: -4.30%    3Q2001
================================================================================

FUND SUMMARY

O N E  G R O U P (R)
--------------------

High Yield Bond Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.


Average Annual Total Returns through December 31, 2002/1/

========================================================================================================
                                                                   INCEPTION               PERFORMANCE
                                                                 DATE OF CLASS   1 YEAR   SINCE 11/13/98
--------------------------------------------------------------------------------------------------------
Class A                                                            11/13/98
--------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                             -5.63%          -0.18%
   Return After Taxes on Distributions                                             -8.81%          -3.68%
   Return After Taxes on Distributions and Sale of Fund Shares                     -3.48%          -1.81%
Class B - Return Before Taxes                                      11/13/98        -6.45%          -0.03%
--------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                                       3/22/99        -2.84%           0.33%
--------------------------------------------------------------------------------------------------------
CSFB High Yield Index/2/
(no deduction for fees, expenses or taxes)                                          3.10%           2.74%
--------------------------------------------------------------------------------------------------------
CSFB High Yield Index, Developed Countries Only/3/
(no deduction for fees, expenses or taxes)                                          3.03%              *
--------------------------------------------------------------------------------------------------------
Lipper High Yield Bond Fund Index/4/
(no deduction for sales charges or taxes)                                          -2.41%          -0.87%
--------------------------------------------------------------------------------------------------------

<F1>
/1/ Historical performance shown for Class C prior to its inception is based on the performance of Class B, the original class offered. Prior class performance has been adjusted to reflect the difference in expenses and sales charges between the classes.
<F2>
/2/ The Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index comprised of securities that are selected primarily on the basis of size, liquidity and diversification to be representative of the high yield bond market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred charges on Class B and Class C shares.
<F3>
/3/ The Credit Suisse First Boston (CSFB) High Yield Index, Developed Counties Only is an unmanaged index (and a subindex of the CSFB High Yield Index) which contains only the issues of issuers from developed countries, excluding the issues of issuers from developing countries. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
<F4>
/4/ The Lipper High Yield Bond Fund Index is an unmanaged index typically comprised of the 30 largest mutual funds aimed at high current yields from fixed income securities. These funds have no quality or maturity restrictions and tend to invest in lower grade debt issues.
<F5>
*    Index did not exist.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY
High Yield Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
============================================================================
(fees paid directly from your investment)/1/       CLASS A  CLASS B  CLASS C
============================================================================
Maximum Sales Charge (Load) Imposed on Purchases      4.50%    NONE     NONE
----------------------------------------------------------------------------
   (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)               NONE/2/     5.00%    1.00%
----------------------------------------------------------------------------
   (as a percentage of original purchase price or
    redemption proceeds, as applicable)
Redemption Fee on shares held less than 90
days/3/                                               2.00%    2.00%    2.00%
----------------------------------------------------------------------------
Exchange Fee                                          NONE     NONE     NONE
============================================================================
ANNUAL FUND OPERATING EXPENSES
============================================================================
(expenses that are deducted from Fund assets)      CLASS A   CLASS B CLASS C
============================================================================
Investment Advisory Fees                               .75%     .75%     .75%
----------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees             .35%    1.00%    1.00%
----------------------------------------------------------------------------
Other Expenses                                         .25%     .25%     .25%
----------------------------------------------------------------------------
Total Annual Fund Operating Expenses                  1.35%    2.00%    2.00%
----------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/4/            (.20%)   (.20%)   (.20%)
----------------------------------------------------------------------------
Net Expenses                                          1.15%    1.80%    1.80%
============================================================================

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/  Applies only to shares purchased on or after December 1, 2003.

/4/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.15% for Class A shares, to 1.80% for Class B shares and to 1.80% for Class C shares for the same time period.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


            CLASS A    CLASS B/2/     CLASS B/2/      CLASS C        CLASS C

                        ASSUMING      ASSUMING NO     ASSUMING      ASSUMING NO
                      REDEMPTION AT   REDEMPTION    REDEMPTION AT   REDEMPTION
                       THE END OF                    THE END OF
                       EACH PERIOD                   EACH PERIOD
================================================================================
1 Year1    $     562  $         683  $         183  $         283  $         183
--------------------------------------------------------------------------------
3 Years          840            908            608            608            608
--------------------------------------------------------------------------------
5 Years        1,138          1,259          1,059          1,059          1,059
--------------------------------------------------------------------------------
10 Years       1,984          2,143          2,143          2,311          2,311
--------------------------------------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

   Class A                           $ 581
   Class B (with redemption)         $ 703
   Class B (no redemption)           $ 203
   Class C (with redemption)         $ 303
   Class C (no redemption)           $ 203

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

                              More About the Funds

Each of the nine Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


Principal Investment Strategies
This prospectus describes nine mutual funds with a variety of investment objectives, including total return, current income, and capital appreciation. Banc One Investment Advisors selects securities for the Funds by analyzing both individual securities and different industry sectors. Banc One Investment Advisors looks for sectors and securities that it believes will perform consistently well over time as measured by total return. The Funds attempt to enhance total return by selecting market sectors that offer risk reward advantages based on structural risks and credit trends. Individual securities that are purchased by the Funds are subject to a disciplined risk reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment (e.g., asset-backed securities and mortgage-backed securities). In addition, the principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.


                         FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

There can be no assurance that the Funds will achieve their investment objectives. Please note that the Funds may also use strategies that are not described below, but which are described in the Statement of Additional Information.

ONE GROUP ULTRA SHORT-TERM BOND FUND. The Fund invests in all types of debt securities including money market instruments, mortgage-backed securities and asset-backed securities. The Fund will maintain a maximum interest rate sensitivity approximately equal to that of a two-year U.S. Treasury security, although the Fund's actual interest rate sensitivity is expected to be approximately equal to that of a one-year U.S. Treasury security.

..    Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    The Fund will invest in adjustable rate mortgage pass-through securities and other securities representing an interest in or secured by mortgages with periodic interest rate resets (some of which may be subject to repurchase agreements). These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the Fund also may purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.


..    The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

ONE GROUP SHORT-TERM BOND FUND. The Fund invests in all types of debt securities with short to intermediate maturities. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

..    Under normal circumstances, the Fund invests at least 80% of its assets in bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    Up to 20% of the Fund's total assets may be invested in preferred stock.

..    The Fund also may purchase taxable or tax-exempt municipal securities.


..    The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

..    The Fund's effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments.

ONE GROUP INTERMEDIATE BOND FUND. The Fund invests in debt securities of all types including bonds, notes and U.S government obligations, rated as investment grade at the time of investment, (or, if unrated, determined by Banc One Investment Advisors, to be of comparable quality). U.S.government obligations include U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds and at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


..    Up to 20% of the Fund's total assets may be invested in preferred stock.

..    The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

..    The Fund's average weighted maturity will ordinarily range between three and ten years, taking into account expected prepayment of principal on certain investments. The Fund may shorten that weighted average maturity to as little as one year for temporary defensive purposes.

                  WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The terms "Intermediate" and "Short-Term" in a Fund's name refer to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund's portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

ONE GROUP BOND FUND. The Fund invests in all types of debt securities rated as investment grade, (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), as well as preferred stock and loan participations. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. Generally, such bonds will have intermediate to long maturities.

..    The Fund also may purchase taxable or tax-exempt municipal securities.

..    The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

..    The Fund's average weighted maturity will ordinarily range between four and twelve years, although the Fund may shorten its weighted average maturity if deemed appropriate for temporary defensive purposes.

ONE GROUP INCOME BOND FUND. The Fund invests in all types of debt securities rated as investment grade or below investment grade, as well as preferred stock and loan participations.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

..    The Fund invests at least 70% of its total assets in all types of debt securities rated as investment grade at the time of investment or, if unrated, determined to be of comparable quality by Banc One Investment Advisors. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.


..    Up to 30% of the Fund's total assets may be invested in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade or, if unrated, determined by Banc One High Yield Partners, the Fund's sub-advisor, to be of comparable quality.

..    The Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category.

..    Up to 25% of the Fund's total assets may be invested in debt securities issued or guaranteed by foreign governments or their agencies and instrumentalities and debt securities issued by foreign corporations and supranational banks.

..    The Fund also may purchase taxable or tax-exempt municipal securities

..    The Fund's average weighted maturity will ordinarily range between five and twenty years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

ONE GROUP MORTGAGE-BACKED SECURITIES FUND. The Fund invests in mortgage-backed securities and other securities representing an interest in or secured by mortgages.

..    Under normal circumstances, the Fund invests at least 80% of its assets in mortgage-backed securities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds.

..    The Fund will purchase securities issued or guaranteed by the Government
     National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Fund also may purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.

..    The Fund may purchase taxable or tax-exempt municipal securities.

..    The Fund may invest in debt securities that are rated in the lowest investment grade category.

..    The Fund's average weighted maturity will normally range between two and ten years although the Fund may shorten its weighted average if deemed appropriate for temporary defensive purposes.

ONE GROUP GOVERNMENT BOND FUND. The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities or related to securities issued by the U.S. government and its agencies and instrumentalities.

..    Under normal circumstances, the Fund will invest at least 80% of its assets in bonds issued by the U.S. government and its agencies and instrumentalities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government agencies or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.

..    The Fund's average weighted maturity will ordinarily range between three and fifteen years, taking into account expected prepayment of principal on certain investments. However, the Fund's average weighted remaining maturity may be outside this range if warranted by market conditions.

ONE GROUP TREASURY & AGENCY FUND. agency obligations including fixed income securities and mortgage-related securities.The Fund invests in U.S. Treasury and U.S. Under normal circumstances, the Fund will invest at least 80% of its assets in Treasury & Agency Obligations. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

                WHAT IS A TREASURY & AGENCY OBLIGATION?

For purposes of the Treasury & Agency Fund, a Treasury & Agency obligation includes U.S. Treasury bills, notes and other obligations issued or guaranteed by U.S. government agencies and instrumentalities, Separately Traded Registered Interest and Principal Securities known as STRIPS and Coupons Under Book Entry Safekeeping known as CUBES.

..    The Fund also invests in other government-only investment companies, including money market funds of One Group. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The Fund also may invest in government mortgage-backed securities and government adjustable rate mortgage loans known as ARMs, as well as engage in securities lending.

..    Normally, the Fund's average weighted maturity will range between two and five years.


ONE GROUP HIGH YIELD BOND FUND. The Fund's sub- advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by using a "bottom- up" research methodology.

               WHAT IS A BOTTOM-UP RESEARCH METHODOLOGY?

When Banc One High Yield Partners uses a bottom-up research methodology, it looks primarily at individual companies against the context of broader market factors.

For each issuer, Banc One High Yield Partners performs an in-depth analysis of the issuer including, business prospects, management, capital requirements, capital structure, enterprise value, and security structure and covenants. In addition, Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments, expediting the review of the Fund's investments which are considered to be the most risky and having regular discussions with senior management of issuers of the Fund's investments.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

..    Under normal circumstances, the Fund invests at least 80% of its assets in bonds, loan participations, preferred stock, and other debt securities, which are rated below investment grade or unrated. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. The Fund may invest up to 100% of the Fund's total assets in lower rated or unrated securities.

..    Up to 20% of the Fund's total assets may be invested in other securities, including investment grade debt securities.

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

..    The Fund's average weighted maturity will ordinarily range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

================================================================================

Investment Risks

The main risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.


FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of the Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligations.



DERIVATIVES. The Funds may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

                         WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.


LOWER INVESTMENT GRADE SECURITIES. The Intermediate Bond Fund, the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Bond Fund, the Income Bond Fund, the Mortgage-Backed Securities Fund and the High Yield Bond Fund may purchase debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

HIGH YIELD SECURITIES. The High Yield Bond Fund and, to a lesser extent, the Income Bond Fund invest in high yield securities that are unrated or rated below investment grade (commonly known as "junk bonds"). These securities are considered to be high risk investments. You should not invest in the Funds unless you are willing to assume the greater risk associated with high yield securities. These risks include the following:

..    Greater Risk of Loss. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities may be less creditworthy, highly indebted, financially distressed or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. If an issuer failed to pay principal or interest, the Funds would experience a decrease in income and a decline in the market value of its investments. The Funds also may incur additional expenses in seeking recovery from the issuer.

..    Sensitivity to Interest Rate and Economic Changes. The income and market value of the Funds' securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Funds' investments and the Funds' net asset values may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. In 2000, 2001 2002, the default rate for high yield securities has significantly increased compared with prior periods. For the nine month period ending September 30, 2003, The default rate for high yield securities was 3.70%

..    Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the Funds' investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for certain of the Funds' investments, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

..    Liquidity. There may be no established secondary or public market for the
     Funds' investments. In addition, a major portion of an issue of lower-rated securities may be held by relatively few institutional purchasers at times. As a result, the Funds may be required to sell investments at substantial losses or retain them indefinitely even where an issuer's financial condition is deteriorating.

..    High Yield Bond Market. Economic downturn, continued volatility in the capital markets or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

..    Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, the Funds will not rely solely on ratings issued by established credit rating agencies, but will use such ratings in conjunction with Banc One Investment Advisor's or Banc One High Yield Partners' independent and ongoing review of credit quality. (Please see "Description of Ratings" in the Statement of Additional Information.) Because investments in lower rated or unrated securities involve greater investment risk, achievement of the Funds' investment objectives will be more dependent on Banc would be the case if the Funds were investing in higher rated securities. The Funds may seek to hedge investments through transactions in options, futures contracts and related options. The Funds also may use swap agreements to further manage exposure to lower rated securities.

SMALL-CAPITALIZATION COMPANIES . Investments in smaller, younger companies may be riskier and more volatile than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

FOREIGN SECURITIES. Investments in foreign securities involve risks different from investments in U.S. securities. These risks include the risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of the Funds that invest in foreign securities is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.


For more information about risks associated with the types of investments that the Funds purchase, please read "Fund Summaries: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.

Portfolio Quality
Various rating organizations (like Standard & Poor's Corporation and Moody's Investors Service) assign ratings to securities (other than equity securities). Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

The Funds only purchase securities that meet the rating criteria described below. Banc One Investment Advisors (or Banc One High Yield Partners with respect to the High Yield Bond Fund and the portion of the Income Bond Fund subadvised by it) will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors (or Banc One High Yield Partners with respect to the High Yield Bond Fund and the portion of the Income Bond Fund subadvised by it) must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, Banc One Investment Advisors (or Banc One High Yield Partners) will consider such an event in determining whether the Fund should continue to hold the security.

DEBT SECURITIES

..    The Government Bond Fund and the Treasury & Agency Fund may invest in debt securities rated in any of the three highest investment grade rating categories.

..    The Ultra Short-Term Bond Fund, the Intermediate Bond Fund, the Short-Term
     Bond Fund, the Bond Fund and the Mortgage-Backed Securities Fund may invest in debt securities rated in any of the four investment grade rating categories.


..    The Income Bond Fund and the High Yield Bond Fund may purchase securities in any rating category, although foreign debt securities purchased by the Income Bond Fund must be rated in one of the three highest investment grade rating categories. Please read "Fund Summaries: Investments, Risk & Performance" and "Investment Risks" for more information about the Income Bond Fund and the High Yield Bond Fund.


PREFERRED STOCK

..    The Short-Term Bond Fund, the Bond Fund and the Intermediate Bond Fund may
     only invest in preferred stock rated in any of the four highest rating categories.

..    The Mortgage-Backed Securities Fund may invest only in preferred stock rated in any of the three highest rating categories.

..    The Income Bond Fund and the High Yield Bond Fund may invest in preferred stock in any rating category.

MUNICIPAL SECURITIES

..    The Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Intermediate
     Bond Fund and the Bond Fund may only invest in municipal bonds rated in any of the four highest rating categories.

..    The Mortgage-Backed Securities Fund may only invest in municipal bonds rated in any of the three highest rating categories.

..    The Ultra Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund
     and the Mortgage-Backed Securities Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations which are rated in the highest or second highest rating categories. The Short-Term Bond Fund may invest in such securities only if they are rated in the highest rating category.

..    The Income Bond Fund and the High Yield Bond Fund may invest in municipal securities rated in any category.

COMMERCIAL PAPER

..    The Intermediate Bond Fund, the Short-Term Bond Fund, the Bond Fund, the
     Ultra Short-Term Bond Fund and the Mortgage-Backed Securities Fund may invest in commercial paper rated in the highest or second highest rating category.

..    The High Yield Bond Fund and the Income Bond Fund may invest in commercial paper rated in any category.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

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


Temporary Defensive Positions

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash or CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, produce taxable income, and prevent the Funds from meeting their investment objectives.


                           WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.


While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.


Portfolio Turnover


The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 2003 is shown in the Financial Highlights.


To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

How to Do Business with One Group Mutual Funds

Purchasing Fund Shares

Where can I buy shares?

You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").

When can I buy shares?


..    Purchases may be made on any business day. This includes any day that the
     Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
     New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


..    Purchase requests received before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.


..    The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order. The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.


..    Shares are electronically recorded. Therefore, certificates will not be issued.

What kind of shares can I buy?

This prospectus offers Class A, Class B and Class C shares, all of which are available to the general public.


..    Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled "Sales Charges."


How much do shares cost?

..    Shares are sold at net asset value("NAV")plus a sales charge, if any.

..    Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.


..    NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

..    The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund's NAV is calculated, that security may be valued by another method that the Funds believe accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


..    A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?

1. Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.

2.   Decide how much you want to invest.

     . The minimum initial investment for all Funds except the Mortgage-Backed Securities Fund, the Treasury & Agency Fund, and Class C shares of the Ultra Short-Term Bond Fund and the Short-Term Bond Fund is $1,000 per Fund. The minimum initial investment is $50,000 for the Mortgage-Backed Securities Fund and the Treasury & Agency Fund, and $10,000 for Class C shares of the Ultra Short-Term Bond Fund and the Short-Term Bond Fund.

     . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

     .    Subsequent investments must be at least $25 per Fund.

     . You may purchase no more than $249,999 of Class B shares. This is because Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled "What kind of shares can I buy?" provides information that can help you choose the appropriate share class.


     . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b), SIMPLE IRA and wrap fee accounts). One Group reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


     Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you including your social security number, tax identification or other indentifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.

     . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

     . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.   Send the completed Account Application and a check to:

     ONE GROUP MUTUAL FUNDS
     P. O. BOX 8528
     BOSTON, MA 02266-8528

     . If you choose to pay by wire, please call 1-800-480-4111 to notify One Group of your purchase and authorize your financial institution to wire funds to:

     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
       (EX: ONE GROUP ABC FUND-A)
     YOUR FUND NUMBER & ACCOUNT NUMBER
       (EX: FUND 123 - ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
       (EX: JOHN SMITH & MARY SMITH, JTWROS)

     . All checks must be in U.S. dollars. One Group does not accept cash, starter checks or credit card checks. One Group reserves the right to refuse "third party checks" Checks made payable to any individual or company and endorsed to One Group Mutual Funds or the Fund are considered third party checks.

All checks must be payable to one of the following:

     .    One Group Mutual Funds; or

     .    The specific Fund in which you are investing.

5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-800-480-4111.


Can I purchase shares over the telephone?

Yes. Simply select this option on your Account Application Form and then:


     . Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your purchase instructions.

     . Authorize a bank transfer or initiate a wire transfer to the following wire address:

     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
       (EX: ONE GROUP ABC FUND-A)
     YOUR FUND NUMBER & ACCOUNT NUMBER
       (EX: FUND 123 - ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
       (EX: JOHN SMITH & MARY SMITH, JTWROS)


     . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

     . You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P. O. BOX 8528
     BOSTON, MA 02266-8528

Can I automatically invest on a systematic basis?


Yes. You may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still the same (e.g. $1000 for the High Yield Bond Fund). To establish a Systematic Investment Plan:

     . Select the "Systematic Investment Plan" option on the Account Application Form.

     . Provide the necessary information about the bank account from which your investments will be made.


     . One Group may hold redemption proceeds from the sale of shares purchased under a Systematic Investment Plan until the purchase has been processed, which may be as long as five (5) business days.


     . One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.


     . You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P. O. BOX 8528
     BOSTON, MA 02266-8528

================================================================================
Sales Charges


The Distributor compensates Shareholder Servicing Agents who sell shares of One Group Funds. Compensation comes from sales charges, 12b-1 fees and payments by the Distributor and the Funds' investment advisor from their own resources. The tables below show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.


CLASS A SHARES
--------------

If you buy Class A shares of the Short-Term Bond Fund, the Ultra Short-Term Bond Fund and the Treasury & Agency Fund, the following table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

================================================================================
                          SALE CHARGE AS A   SALES CHARGE AS      COMMISSION
                          PERCENTAGE OF THE  A PERCENTAGE OF    AS A PERCENTAGE
AMOUNT OF PURCHASES        OFFERING PRICE    YOUR INVESTMENT   OF OFFERING PRICE

LESS THAN $100,000              3.00%             3.09%               2.70%
--------------------------------------------------------------------------------
$100,000-$249,999               2.50%             2.56%               2.18%
--------------------------------------------------------------------------------
$250,000-$499,999               2.00%             2.04%               1.64%
--------------------------------------------------------------------------------
$500,000-$999,999               1.50%             1.52%               1.20%
--------------------------------------------------------------------------------
$1,000,000*                      NONE              NONE                NONE
--------------------------------------------------------------------------------

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A shares within one year of purchase, unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

If you buy Class A shares of the Intermediate Bond Fund, the Income Bond Fund, the Government Bond Fund, the High Yield Bond Fund, the Mortgage-Backed Securities Fund and the Bond Fund, the following table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

================================================================================
                          SALE CHARGE AS A   SALES CHARGE AS      COMMISSION
                          PERCENTAGE OF THE  A PERCENTAGE OF    AS A PERCENTAGE
AMOUNT OF PURCHASES        OFFERING PRICE    YOUR INVESTMENT   OF OFFERING PRICE

LESS THAN 100,000               4.50%             4.71%               4.05%
--------------------------------------------------------------------------------
$100,000-$249,999               3.50%             3.63%               3.05%
--------------------------------------------------------------------------------
$250,000-$499,999               2.50%             2.56%               2.05%
--------------------------------------------------------------------------------
$500,000-$999,999               2.00%             2.04%               1.60%
--------------------------------------------------------------------------------
$1,000,000*                      NONE              NONE                NONE
--------------------------------------------------------------------------------

* For Funds other than the Mortgage-Backed Securities Fund, if you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase. If you purchase $1 million or more of Class A shares of the Mortgage-Backed Securities Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A shares within one year of purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

CLASS B SHARES
--------------

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem Class B shares of the Intermediate Bond Fund, the Income Bond Fund, the Government Bond Fund, the High Yield Bond Fund or the Bond Fund before the sixth anniversary of purchase, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

==========================================
   YEARS              CDSC AS A PERCENTAGE
   SINCE               OF DOLLAR AMOUNT
  PURCHASE            SUBJECT TO CHARGE
------------------------------------------
     0-1                              5.00%
------------------------------------------
     1-2                              4.00%
------------------------------------------
     2-3                              3.00%
------------------------------------------
     3-4                              3.00%
------------------------------------------
     4-5                              2.00%
------------------------------------------
     5-6                              1.00%
------------------------------------------
 MORE THAN 6                          NONE
------------------------------------------

Or if you redeem Class B shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund or the Treasury & Agency Fund prior to the fourth anniversary of purchase, you will be assessed a CDSC according to the following schedule:

==========================================
   YEARS              CDSC AS A PERCENTAGE
   SINCE               OF DOLLAR AMOUNT
  PURCHASE            SUBJECT TO CHARGE
------------------------------------------
     0-1                              3.00%
------------------------------------------
     1-2                              3.00%
------------------------------------------
     2-3                              2.00%
------------------------------------------
     3-4                              1.00%
------------------------------------------
 MORE THAN 4                          NONE
------------------------------------------

The Distributor pays a commission o-f 4.00% of the original purchase price to Shareholder Servicing Agents who se ll Class B shares of the Intermediate Bond Fund, the Income Bond Fund, the Gov-ernment Bond Fund, the High Yield Bond Fund or the Bond Fund. Shareholder Servi cing Agents who sell Class B shares of the Ultra Short-Term Bond Fund, the Sho-rt-Term Bond Fund, and the Treasury & Agency Fund receive a commission of 2.75% from the Distributor.


Conversion Feature
------------------



Your Class B shares automatically convert to Class A shares.

..    Class B shares of the Intermediate Bond Fund, the Income Bond Fund, the
     Government Bond Fund, the High Yield Bond Fund and the Bond Fund automatically convert after eight years. Class B shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and the Treasury & Agency Fund automatically convert after six years.

..    Conversion periods are measured from the end of the month in which Class B shares were purchased.

..    After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.


..    You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.


..    Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

..    If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

CLASS C SHARES
--------------

Class C shares are offered at NAV, without any up-front sales charge. However, except with respect to the Ultra Short-Term Bond Fund and the Short-Term Bond Fund, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

==========================================
                      CDSC AS A PERCENTAGE
  YEARS SINCE           OF DOLLAR AMOUNT
   PURCHASE            SUBJECT TO CHARGE

      0-1                    1.00%
------------------------------------------
AFTER FIRST YEAR             NONE
------------------------------------------

There is no CDSC assessed on Class C shares of the Ultra Short-Term Bond Fund and the Short-Term Bond Fund.

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from the Distributor, except on the Ultra Short-Term Bond Fund and the Short-Term Bond Fund.

How the Class B and Class C CDSC is Calculated

..    The Fund assumes that all purchases made in a given month were made on the first day of the month.


..    For Class B and Class C shares purchased prior to November 1, 2002, the
     CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B and Class C shares purchased on or after November 1, 2002, the CDSC is based on the original cost of the shares.


..    No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

..    To keep your CDSC as low as possible, the Fund first will redeem the shares acquired through dividend reinvestment followed by shares you have held for the longest time and thus have the lowest CDSC.

..    If you exchange Class B or Class C shares of an unrelated mutual fund for
     Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12B-1 FEES
----------

Each One Group Fund described in this prospectus has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called "12b-1 fees." 12b-1 fees are paid by the One Group Funds to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group Funds.


The 12b-1 fees vary by share class as follows:

1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund, which is currently being waived to .90% for the Intermediate Bond Fund, the Income Bond Fund, the Government Bond Fund, the High Yield Bond Fund and the Bond Fund and to .75% for the Short-Term Bond Fund, the Ultra Short-Term Bond Fund, and the Treasury & Agency Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.


12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.


..    The Distributor may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, the Distributor received 12b-1 fees totaling .25% of the average daily net assets of Class A shares, .90% of the average daily net assets of the Class B shares and .90% of the average daily net assets of the Class C shares of the Intermediate Bond Fund, the Income Bond Fund, the Government Bond Fund, the High Yield Bond Fund and the Bond Fund, and .25% of the average daily net assets of Class A shares, .75% of the average daily net assets of the Class B shares and .75% of the average daily net assets of the Class C shares of the Short-Term Bond Fund, the Ultra Short-term Bond Fund, and the Treasury & Agency Fund.

..    The Distributor may pay 12b-1 fees to its affiliates, including Banc One
     Investment Advisors, or to any sub-advisor.

Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

================================================================================

Sales Charge Reductions and Waivers

REDUCING Y0UR CLASS A SALES CHARGES
-----------------------------------


In taking advantage of the methods listed below, you may link all One Group Funds in which you invest, as well as all One Group Funds owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Shareholder Servicing Agent or One Group that you would like to have one or more Funds linked together for purposes of reducing the initial sales charge.

There are several ways you can reduce the sales charges you pay on Class A shares:


..    Right of Accumulation: To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C shares of a Fund (except Class A shares of a money value market Fund) held in:

     1.   Your account(s);

     2.   Account(s) of your spouse or domestic partner;

     3. Account(s) of children under the age of 21 who share your residential address;

     4. Trust account established by any of the individual in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

     5.   Solely controlled business accounts; and

     6.   Single-participant retirement plans of any of the individuals in items
          (1) through (3) above.



You should inform your Shareholder Servicing Agent if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. Appropriate documentation may be required.



..    Letter of Intent: Provided you satisfy the minimum initial investment requirement, you may purchase Class A shares of one or more. One Group Funds (other than the Money Market Funds) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13 month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of have your Letter of Intent. You should inform a your Shareholder Servicing Agent that you have a letter of intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference.



To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your Account Application or contact your Shareholder Servicing Agent. To determine if you are eligible for the accumulation privilege, call 1-800-480-4111. These programs may be terminated or amended at any time.


WAIVER OF THE CLASS A SALES  CHARGE
-----------------------------------

No sales charge is imposed on Class A shares of the Funds if the shares were:

1.   Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other One Group shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

     .    One Group.

     .    Bank One Corporation and its subsidiaries and affiliates.

     . State Street Bank and Trust Company and its subsidiaries and affiliates.

     . Broker-dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

     . An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4.   Bought by:

     . Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial capacity or accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

     . Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

     . Shareholder Servicing Agents who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.


5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.



6. Bought with proceeds from the sale of Class A shares of a One Group Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.



7.   Bought with assets of One Group.


8. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

9.   Purchased during a Fund's special offering.

10. Bought by a "charitable organization" as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

WAIVER OF THE CLASS B AND CLASS C SALES CHARGE
----------------------------------------------

No sales charge is imposed on redemptions of Class B or Class C shares of the
Funds:

1. If you withdraw no more than a specified percentage (as indicated "Can I redeem on a systematic basis?")of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see "Can I redeem on a systematic basis?."


2. If you are the shareholder (or a joint shareholder) or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.


3. Exchanged in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.


4. Exchanged for Class B or Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read "Do I pay a sales charge on an exchange?."

5. If the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.


Waiver Applicable Only to Class C Shares
----------------------------------------

1. No sales charge is imposed on Class C shares of the Funds if the shares were bought with proceeds from the sale of Class C shares of a One Group Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.


WAIVER QUALIFICATIONS
---------------------

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, call 1-800-480-4111 or contact your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.

================================================================================
Exchanging Fund Shares

What are my exchange privileges?
You may make the following exchanges:

..    Class A shares of a Fund may be exchanged for Class I shares of that Fund or Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

..    Class B shares of a Fund may be exchanged for Class B shares of another One
     Group Fund.

..    Class C shares of the Short-Term Municipal Bond Fund, the Ultra Short-Term
     Bond Fund, and the Short-Term Bond Fund (collectively the "Short-Term Bond Funds") may be exchanged for Class C shares of any other One Group Fund, including Class C shares of any of the Short-Term Bond Funds.

..    Class C shares of any other Fund may be exchanged for Class C shares of another One Group Fund, other than for Class C shares of the Short-Term Bond Funds.


One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in dollar cost averaging. To participate in the Systematic Exchange Privilege, please select it on your Account Application. To learn more about it, please call 1-800-480-4111.


One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.


Before making an exchange request, you should read the prospectus of the One Group Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling 1-800-480-4111.


When are exchanges processed?
Exchanges are processed the same business day they are received, provided:

..    State Street Bank and Trust Company receives the request by 4:00 p.m. ET.


..    You have provided One Group with all of the information necessary to process the exchange.


..    You have contacted your Shareholder Servicing Agent, if necessary.


Do I pay a sales charge on an exchange?
Generally, you will not pay a sales charge on an exchange. However:


..    You will pay a sales charge if you bought Class A shares of a Fund that does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging unless you qualify for a sales charge waiver.


..    If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:


     1. Your new Class B or Class C shares will be subject to the CDSC of the Fund from which you exchanged.


     2. The current holding period for your exchanged Class B or Class C shares, other than exchanged Class C shares of the Short-Term Bond Funds, is carried over to your new shares.

     3. If you exchange Class C shares of one of the Short-Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.


..    Because exchanges involve redemptions, you will pay a redemption fee of
     2.00% of the value of the shares redeemed if you exchange shares of the High Yield Bond Fund for shares of another One Group Fund within 90 days of purchase (if such shares were purchased on or after December 1, 2003). The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed on a systematic basis including shares redeemed as part of a regular rebalancing program, such as a wrap program, where the redemptions do not result in excessive exchange activity. For a discussion of excessive exchange activity, please review "Are there limits on exchanges?." The redemption fee on the High Yield Bond Fund will apply to shares bought on or after December 1, 2003.


Are exchanges taxable?
Generally:

..    An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

..    An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

..    You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?


Yes, except for the Ultra Short-Term Bond Fund, the Short-Term Bond, and the Treasury & Agency Fund. The exchange privilege is not intended as a way for you to speculate on short-term movement in the market. Therefore:



..    To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other. For this purpose, substantive means an exchange in excess of $50,000.


..    Excessive exchange activity will result in revocation of your exchange privilege.

..    In addition, One Group reserves the right to reject any exchange request
     (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


..    The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.



..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if, due to exchanges, your account value falls below the minimum required balance. If your account is closed for this reason, you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read, "How do I open an account?."


================================================================================
Redeeming Fund Shares

When can I redeem shares?
You may redeem all or some of your shares on any day that the Funds are open for business.

..    Redemption requests received before 4:00 p.m. ET (or when the NYSE closes)
     will be effective that day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?
You may use any of the following methods to redeem your shares:

     1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:
          ONE GROUP MUTUAL FUNDS
          P.O. BOX  8528
          BOSTON, MA  02266-8528

     2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is for shares worth $50,000 or less; and

     2.   The redemption is payable to the shareholder of record; and

     3. The redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account currently designated on your One Group account.


..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

     1.   A financial institution; or

     2.   Your Shareholder Servicing Agent.

..    State Street Bank and Trust Company may charge you a wire redemption fee.
     The current fee is $7.00.

..    Your redemption proceeds will be paid within seven (7) days after receipt of the redemption request.

..    One Group may hold redemption proceeds from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as five (5) business days.


What will my shares be worth?

..    If you own Class A, Class B or Class C shares and the Fund receives your redemption request by 4:00p.m.ET(or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC or redemption fee.



..    If you sell your shares of the High Yield Bond Fund within 90 days of purchase (if you purchase such shares on or after December 1, 2003), you will pay a redemption fee of 2.00% on the value of the shares sold in addition to any applicable CDSC. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed on a systematic basis including shares redeemed as part of a regular rebalancing program, such as a wrap program, where the redemptions do not result in excessive exchange activity. For a discussion of excessive exchange activity, please review "Are there limits on exchanges?." The redemption fees are paid to the Funds and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The redemption fee will apply only to shares of the High Yield Bond Fund purchased on or after December 1, 2003.

Can I redeem by  telephone?
Yes, if you selected this option on your Account Application Form.

..    Contact your shareholdter Servicing Agent or call 1-800-480-4111 to relay your redemption request.



..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.

..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Can I redeem on a systematic basis?


..    If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic withdrawals in connection with required minimum distributions under a retirement plan may be in any amount.

..    Select the "Systematic Withdrawal Plan" option on the Account Application
     Form.

..    Specify the amount you wish to receive and the frequency of the payments.

..    You may designate a person other than yourself as the payee.

..    There is no fee for this service.

..    If you select this option, please keep in mind that:

1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.


     . If you own Class B or Class C shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

     . Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

     . Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.



2. The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limit above , please see the funds' Statement of Additional Information. New annual systematic withdrawals Funds' are not eligible for a waiver of the applicable Class B or Class C CDSC.Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.

3. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS
--------------------------------------------

..    Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it compute sits NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.


..    The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where puchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.



..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if your account value falls below the minimum required balance. If your account is closed for this reason, you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read, "How do I open an account?."

..    One Group may suspend your ability to redeem when:

     1.   Trading on the NYSE is restricted.

     2.   The NYSE is closed (other than weekend and holiday closings).

     3.   The SEC has permitted a suspension.

     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

..    You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

Privacy Policy
--------------

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information
We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties
We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

================================================================================
Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.



As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


================================================================================
Dividend Policies

Dividends
The Funds generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. To maintain a relatively even rate of distributions from the Treasury & Agency Fund, the monthly distributions for that Fund may be fixed from time to time at rates consistent with Banc One Investment Advisors' long-term earnings expectations.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of payment.

Dividend Reinvestment

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash.The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.



If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.


Special Dividend Rules for Class B Shares
Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

================================================================================
Tax Treatment of Shareholders

Taxation of Shareholder Transactions
A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

Taxation of Distributions

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.



Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.



Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning on or before December 31, 2008.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Zero Coupon Securities

Some of the Funds may acquire certain securities issued with original issue discount (including zero coupon securities). Current federal tax law requires that a holder (such as a Fund) of such a security must include in taxable income a portion of the original issue discount which accrues during the tax year on such security even if a Fund receives no payment in cash on the security during the year. As an investment company, a Fund must pay out substantially all of its net investment income each year, including any original issue discount. Accordingly, a Fund may be required to pay out in income distribution each year an amount which is greater than the total amount of cash interest a Fund actually received. Such distributions will be made from the cash assets of a Fund or by liquidation of investments if necessary. If a distribution of cash necessitates the liquidation of investments, Banc One Investment Advisors and the Sub-Advisor will select which securities to sell and a Fund may realize a gain or loss from those sales. In the event a Fund realizes net capital gains from these transactions, you may receive a larger capital gain distribution, if any, than you would in the absence of such transactions.


Taxation of Foreign Investments

The Fund's investments in foreign securities may be subject to foreign withholding. In that case, the yield on those securities would be reduced. You may, however, be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Funds' distributions.


Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.


Tax Information

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.


================================================================================
Shareholder Statements and Reports
One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.


If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-800-480-4111 or visit www.onegroup.com.

Management of One Group Mutual Funds

================================================================================
The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


================================================================================
The  Sub-Advisor

Banc One High Yield Partners, LLC (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211), is the sub-advisor to the High Yield Bond Fund and the Income Bond Fund. Banc One High Yield Partners was formed in June 1998 to provide investment advisory services related to high-yield, high-risk investments to the High Yield Bond Fund and other advisory clients. Banc One High Yield Partners is controlled by Banc One Investment Advisors and Pacholder Associates, Inc. As of June 30, 2003, Banc One High Yield Partners managed over $1.2 billion in assets.


================================================================================
Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

===============================================================================

                                                             ANNUAL RATE
                                                           AS PERCENTAGE OF
FUND                                                   AVERAGE DAILY NET ASSETS
One Group(R) Ultra-Short Term Bond Fund                                    0.24%
-------------------------------------------------------------------------------
One Group(R) Short-Term Bond Fund                                          0.34%
-------------------------------------------------------------------------------
One Group(R) Intermediate Bond Fund                                        0.36%
-------------------------------------------------------------------------------
One Group(R) Bond Fund                                                     0.38%
-------------------------------------------------------------------------------
One Group(R) Income Bond Fund/1/                                           0.42%
-------------------------------------------------------------------------------
One Group(R) Mortgage-Backed Securities Fund                               0.21%
-------------------------------------------------------------------------------
One Group(R) Government Bond Fund                                          0.40%
-------------------------------------------------------------------------------
One Group(R) Treasury & Agency Fund                                        0.20%
-------------------------------------------------------------------------------
One Group(R) High Yield Bond Fund/1/                                       0.64%
-------------------------------------------------------------------------------
/1/ Includes fees paid by Banc One Investment Advisors to Banc One High Yield Partners, the sub-advisor to the High Yield Bond Fund and the Income Bond Fund.

================================================================================
The Fund Managers

The Funds are managed by a team of portfolio managers and research analysts. The portfolio managers work together to establish general duration, sector and yield curve strategies for the Funds. Each team member makes recommendations about securities to be purchased and sold in the Funds. The research analysts provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Funds.



Douglas Swanson is the portfolio manager for the One Group Bond Fund, the One Group Intermediate Bond Fund and the One Group Mortgage-Backed Securities Fund, as well as the leader of the Taxable Bond Team. In addition to the One Group Bond Fund, the One Group Intermediate Bond Fund and the One Group Intermediate Bond Fund, the Taxable Bond Team is responsible for the One Group Ultra-Short Term Bond Fund, the One Group Short-Term Bond Fund, the One Group Government Bond Fund, the One Group Treasury & Agency Fund and the One Group High Yield Bond Fund. Prior to joining Banc One Investment Advisors in 1998, Mr. Swanson was a First Vice President at First Chicago NBD Corporation, where he was responsible for managing government and corporate securities. During the same time period, Mr. Swanson also managed several series of the Pegasus Funds.



Duane Huff manages the non-dollar denominated portfolio of the One Group Income Bond Fund, a position he assumed in 2001. From 1999 to 2001, Mr. Huff managed Banc One Investment Advisors' liquidity management unit. Prior to joining Banc One Investment Advisors in 1999 Mr. Huff was a First Vice President in taxable fixed income trading at First Chicago NBD Corporation. Mr. Huff joined First Chicago NBD Corporation in 1996.



Ricardo Cipicchio, CFA, is the portfolio manager for the One Group Short-Term Bond Fund and the One Group Income Bond Fund. From 1998 to 2003, Mr. Cipicchio was a member of the team managing these Funds. Prior to joining Banc One Investment Advisors in 1998, Mr. Cipicchio was a First Vice President at First Chicago NBD Corporation where he was responsible for managing the Pegasus Short Bond Fund and the Pegasus Multi Sector Bond Fund.



Scott Grimshaw, CFA, is the portfolio manager for the One Group Treasury & Agency Fund and the fixed income portion of the One Group Balanced Fund. From 1994 to 2003, Mr. Grimshaw was a member of the team managing these Funds.



Mark Jackson, CFA, is the portfolio manager for the One Group Income Bond Fund. From 1998 to 2003, Mr. Jackson was a member of the team managing the One Group Income Bond Fund. Prior to joining Banc One Investment Advisors in 1998, Mr. Jackson was a First Vice President at First Chicago NBD Corporation and associate manager of the Pegasus Multi Sector Bond Fund. Before joining First Chicago NBD Corporation in 1996, Mr. Jackson served as a portfolio manager for Alexander Hamilton Life Insurance Company from 1993 to 1996.



Michael Sais, CFA, is the portfolio manager for the One Group Ultra-Short Term Bond Fund and the One Group Government Bond Fund. Mr. Sais has been a member the team managing these Funds since 1994. Prior to joining Banc One Investment Advisors in 1994, Mr. Sais held investment management positions at Valley National Bank in Phoenix, Arizona, PriMerit in Las Vegas, Nevada, and Citibank.

Banc One High Yield Partners, LLC. William Morgan is the portfolio manager and leader of the team managing the High Yield Bond Fund and that portion of the Income Bond Fund sub-advised by Banc One High Yield Partners. Mr. Morgan has been the Vice President -Portfolio Manager of Banc One High Yield Partners since October 2000 and a member of the board of managers since the company's inception. Mr. Morgan has also served as the President and Director of Pacholder Associates, Inc., a registered investment adviser, for over 10 years.

Legal Proceedings


================================================================================

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."



Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' that advisor, and its affiliates have assured the Funds and the Board of Trustees( the " Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.



On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.



Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint . Bank One Corporation announced it and its affiliates, would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates or their personnel.



As of October 15, 2003 , the following lawsuits have been filed in connection with these circumstances:



     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.



     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.



     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.



     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward
          J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.



     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.



     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.



     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.



     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group

          Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of section 10(b) of the Securities Act of 1934 1and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.



     9. On October 2, 20003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.




     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group International Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement profits, and the payment of the plaintiffs' attorneys' and experts' fees.



     11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.



Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers' LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                         YEAR ENDED JUNE 30,
ULTRA SHORT-TERM BOND FUND                    -----------------------------------------------------------------------------
CLASS A                                            2003            2002           2001            2000             1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $        9.95   $        9.86   $        9.73   $        9.77   $        9.87
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                               0.24            0.36            0.59            0.55            0.52
   Net realized and unrealized gains
    (losses) from investments and futures              0.04            0.11            0.14           (0.04)          (0.10)
---------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                       0.28            0.47            0.73            0.51            0.42
---------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                              (0.26)          (0.38)          (0.60)          (0.55)          (0.52)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.26)          (0.38)          (0.60)          (0.55)          (0.52)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $        9.97   $        9.95   $        9.86   $        9.73   $        9.77
===========================================================================================================================
Total Return(Excludes Sales Charge)                    2.83%           4.88%           7.67%           5.40%           4.40%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)          $     366,214   $     162,338   $      53,882   $      23,352   $      24,300
   Ratio of expenses to average net assets             0.70%           0.65%           0.65%           0.65%           0.57%
   Ratio of net investment income to
    average net assets                                 2.34%           3.62%           5.91%           5.66%           5.37%
   Ratio of expenses to average net
    assets*                                            1.12%           1.12%           1.11%           1.12%           1.14%
   Portfolio turnover(A)                              35.80%          38.72%          37.62%          32.68%          38.70%



                                                                         YEAR ENDED JUNE 30,
ULTRA SHORT-TERM BOND FUND                    -----------------------------------------------------------------------------
CLASS B                                           2003            2002           2001            2000             1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $        9.89   $        9.80   $        9.68   $        9.72   $        9.81
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                               0.19            0.32            0.54            0.51            0.48
   Net realized and unrealized gains
    (losses) from investments and futures              0.03            0.11            0.13            (0.0)           (0.1)
---------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                       0.22            0.43            0.67            0.47            0.38
---------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                              (0.21)           (0.3)          (0.55)           (0.5)           (0.4)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.21)           (0.3)          (0.55)           (0.5)           (0.4)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $        9.90   $        9.89   $        9.80   $        9.68   $        9.72
===========================================================================================================================
Total Return(Excludes Sales Charge)                    2.28%           4.43%           7.06%           4.91%           3.99%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)          $     101,749   $      42,494   $      11,811   $       7,206   $       6,124
   Ratio of expenses to average net assets             1.20%           1.15%           1.15%           1.15%           1.03%
   Ratio of net investment income to
    average net assets                                 1.84%           3.08%           5.47%           5.24%           4.93%
   Ratio of expenses to average net
    assets*                                            1.77%           1.76%           1.76%           1.77%           1.76%
   Portfolio turnover(A)                              35.80%          38.72%          37.62%          32.68%          38.70%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------


                                                               NOVEMBER 1,
                                                                2001  TO
ULTRA SHORT-TERM BOND FUND                                      JUNE 30,
CLASS C                                          2003            2002(B)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $        9.88   $        9.88
---------------------------------------------------------------------------
Investment Activities:
   Net investment income                               0.19            0.18
   Net realized and unrealized gains
    (losses) from investments and futures              0.03            0.02
---------------------------------------------------------------------------
Total from Investment Activities                       0.22            0.20
---------------------------------------------------------------------------
Distributions:
   Net investment income                              (0.21)          (0.20)
---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $        9.89   $        9.88
===========================================================================
Total Return(Excludes Sales Charge)                    2.39%           1.89%(C)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)          $     741,134   $     253,974
   Ratio of expenses to average net assets             1.20%           1.15%(D)
   Ratio of net investment income to
    average net assets                                 1.82%           2.75%(D)
   Ratio of expenses to average net
    assets*                                            1.77%           1.78%(D)
   Portfolio turnover(A)                              35.80%          38.72%




                                                                         YEAR ENDED JUNE 30,
SHORT-TERM BOND FUND                          -----------------------------------------------------------------------------
CLASS A                                           2003            2002           2001            2000             1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $       10.72   $       10.56   $       10.28   $       10.39   $       10.50
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                               0.35            0.48            0.58            0.57            0.57
   Net realized and unrealized gains
    (losses) from investments                          0.18            0.19            0.27           (0.11)          (0.11)
---------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                       0.53            0.67            0.85            0.46            0.46
---------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                              (0.39)          (0.51)          (0.57)          (0.57)          (0.57)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $       10.86   $       10.72   $       10.56   $       10.28   $       10.39
===========================================================================================================================
Total Return(Excludes Sales Charge)                    5.01%           6.41%           8.49%           4.55%           4.41%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)          $     128,309   $      49,282   $      24,077   $      21,834   $      21,450
   Ratio of expenses to average net assets             0.80%           0.80%           0.79%           0.78%           0.78%
   Ratio of net investment income to
    average net assets                                 3.26%           4.57%           5.54%           5.52%           5.30%
   Ratio of expenses to average net
    assets*                                            1.16%           1.16%           1.16%           1.16%           1.16%
   Portfolio turnover(A)                              27.23%          49.58%          46.42%          25.93%          37.22%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------


                                                                         YEAR ENDED JUNE 30,
SHORT-TERM BOND FUND                          -----------------------------------------------------------------------------
CLASS B                                            2003            2002           2001            2000             1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $       10.80   $       10.63   $       10.35   $       10.46   $       10.57
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                               0.30            0.43            0.52            0.52            0.53
   Net realized and unrealized gains
    (losses) from investments and futures              0.17            0.20            0.28           (0.11)          (0.11)
---------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                       0.47            0.63            0.80            0.41            0.42
---------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                              (0.34)          (0.46)          (0.52)          (0.52)          (0.53)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $       10.93   $       10.80   $       10.63   $       10.35   $       10.46
===========================================================================================================================
Total Return(Excludes Sales Charge)                    4.39%           5.97%           7.90%           4.00%           4.02%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)          $      51,994   $      14,320   $       4,982   $       4,636   $       5,047
   Ratio of expenses to average net assets             1.30%           1.30%           1.29%           1.28%           1.14%
   Ratio of net investment income to
    average net assets                                 2.72%           4.05%           5.02%           4.98%           4.96%
   Ratio of expenses to average net assets*            1.81%           1.81%           1.81%           1.80%           1.65%
   Portfolio turnover(A)                              27.23%          49.58%          46.42%          25.93%          37.22%



                                                                NOVEMBER 1,
                                                                  2001
SHORT-TERM BOND FUND                                            TO JUNE 30,
CLASS C                                            2003           2002(B)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $       10.79   $       10.89
---------------------------------------------------------------------------
Investment Activities:
   Net investment income                               0.30            0.27
   Net realized and unrealized gains
    (losses) from investments                          0.17           (0.07)
---------------------------------------------------------------------------
Total from Investment Activities                       0.47            0.20
---------------------------------------------------------------------------
Distributions:
   Net investment income                              (0.34)          (0.30)
---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $       10.92   $       10.79
===========================================================================
Total Return(Excludes Sales Charge)                    4.43%           5.77%(C)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period(000)           $     156,942   $      32,680
   Ratio of expenses to average net assets             1.30%           1.30%(D)
   Ratio of net investment income to
    average net assets                                 2.71%           3.92%(D)
   Ratio of expenses to average net assets*            1.81%           1.82%(D)
   Portfolio turnover(A)                              27.23%          49.58%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.(B)Commencement of operations.(C)Not annualized.
(D)Annualized.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------


                                                                                                                  YEAR
                                                                                                 SIX MONTHS       ENDED
                                                            YEAR ENDED JUNE 30,                    ENDED        DECEMBER
INTERMEDIATE SHORT-TERM BOND FUND            -------------------------------------------------    JUNE 30,         31,
CLASS A                                         2003         2002         2001         2000        1999(A)        1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    10.70   $    10.50   $   10.07    $    10.28   $    10.61     $   10.47
-------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                           0.57         0.62        0.60          0.59         0.30          0.61
   Net realized and unrealized gains
    (losses) from investments                      0.32         0.21        0.43         (0.21)       (0.33)         0.14
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                   0.89         0.83        1.03          0.38        (0.03)        (0.75)
-------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                          (0.58)       (0.63)      (0.60)        (0.59)       (0.30)        (0.61)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    11.01   $    10.70   $   10.50    $    10.07   $    10.28     $   10.61
=========================================================================================================================
Total Return(Excludes Sales Charge)                8.52%        8.08%      10.49%         3.86%        0.27%(B)      7.37%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period(000)          $  334,574   $  233,915   $ 191,660    $  157,577   $  124,940     $  88,072
   Ratio of expenses to average net assets         0.83%        0.83%       0.83%         0.83%        0.84%(C)      0.91%
   Ratio of net investment income to
    average net assets                             5.24%        5.88%       5.80%         5.87%        5.87%(C)      5.77%
   Ratio of expenses to average net
    assets*                                        1.17%        1.17%       1.15%         1.16%        1.02%(C)      0.91%
   Portfolio turnover(D)                          24.13%       33.02%      22.58%         6.08%        9.24%        50.32%



                                                                                                                  YEAR
                                                                                                 SIX MONTHS       ENDED
                                                            YEAR ENDED JUNE 30,                    ENDED        DECEMBER
INTERMEDIATE BOND FUND                       -------------------------------------------------    JUNE 30          31
CLASS B                                         2003         2002         2001         2000        1999(A)        1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    10.59   $    10.40   $   10.97    $    10.18   $    10.50     $   10.38
-------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                           0.49         0.55        0.53          0.53         0.27          0.47
   Net realized and unrealized gains
    (losses) from investments                      0.32         0.21        0.44         (0.21)       (0.32)         0.18
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                   0.81         0.76        0.97          0.32        (0.05)         0.65
-------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                          (0.52)       (0.57)      (0.54)        (0.53)       (0.27)        (0.53)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    10.88   $    10.59   $   10.40    $     9.97   $    10.18     $   10.50
=========================================================================================================================
Total Return(Excludes Sales Charge)                7.85%        7.30%       9.88%         3.23%       (0.46)%(B)     6.44%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period(000)          $  185,642   $   86,784   $  45,257    $   37,460   $   37,681     $     857
   Ratio of expenses to average net assets         1.48%        1.48%       1.48%         1.48%        1.50%(C)      1.66%
   Ratio of net investment income to
    average net assets                             4.54%        5.22%       5.17%         5.26%        5.15%(C)      5.02%
   Ratio of expenses to average net
    assets*                                        1.82%        1.82%       1.80%         1.81%        1.91%(C)      1.66%
   Portfolio turnover(D)                          24.13%       33.02%      22.58%         6.08%        9.24%        50.32%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A)Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Intermediate Bond Fund. (B)Not annualized. (C)Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------



                                                                                                                    MARCH 22,
                                                                              YEAR ENDED JUNE 30,                   1999 TO
INTERMEDIATE BOND FUND                                    -----------------------------------------------------     JUNE 30,
CLASS C                                                       2003          2002          2001          2000        1999(A)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.59   $     10.40   $      9.98   $     10.18   $     10.38
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                         0.50          0.55          0.54          0.53          0.15
   Net realized and unrealized gains (losses) from
    investments                                                  0.31          0.21          0.42         (0.20)        (0.20)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 0.81          0.76          0.96          0.33         (0.05)
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                        (0.52)        (0.57)        (0.54)        (0.53)        (0.15)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $     10.88   $     10.59   $     10.40   $      9.98   $     10.18
=============================================================================================================================
Total Return (Excludes Sales Charge)                             7.85%         7.30%         9.78%         3.33%        (0.51)%(B)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                      $   186,110   $   100,956   $    44,810   $    33,087   $    16,650
   Ratio of expenses to average net assets                       1.48%         1.48%         1.48%         1.49%         1.50%(C)
   Ratio of net investment income to average net assets          4.56%         5.21%         5.17%         5.30%         5.18%(C)
   Ratio of expenses to average net assets*                      1.82%         1.82%         1.80%         1.82%         2.13%(C)
   Portfolio turnover(D)                                        24.13%        33.02%        22.58%         6.08%         9.24%




                                                                                                       SIX MONTHS
                                                                YEAR ENDED JUNE 30,                      ENDED          YEAR ENDED
BOND FUND                                     -----------------------------------------------------     JUNE 30,       DECEMBER 31,
CLASS A                                           2003          2002          2001          2000        1999(E)            1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $     10.82   $     10.59   $     10.08   $     10.34   $     10.78      $      10.59
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                             0.62          0.66          0.63          0.62          0.34              0.61
   Net realized and unrealized gains
    (losses) from investments                        0.35          0.28          0.51         (0.26)        (0.44)             0.21
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                     0.97          0.94          1.14          0.36         (0.10)             0.82
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                            (0.60)        (0.68)        (0.63)        (0.62)        (0.34)            (0.63)
   Net realized gains (losses)
   on investments                                   (0.01)        (0.03)           --            --            --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.61)        (0.71)        (0.63)        (0.62)        (0.34)            (0.63)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $     11.18   $     10.82   $     10.59   $     10.08   $     10.34      $      10.78
====================================================================================================================================
Total Return (Excludes Sales Charge)                 9.20%         9.09%        11.58%         3.68%        (0.98)%(B)         7.92

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)          $   429,859   $   262,489   $   170,715   $   143,421   $   180,058      $    226,261
   Ratio of expenses to average
   net assets                                        0.85%         0.85%         0.85%         0.85%         0.86%(C)          0.89%
   Ratio of net investment income
   to average net assets                             5.57%         6.09%         6.15%         6.15%         6.39%(C)          5.85%
   Ratio of expenses to average net
    assets*                                          1.17%         1.18%         1.18%         1.16%         0.97%(C)          0.89%
   Portfolio turnover(D)                            22.93%        31.88%        20.58%        16.19%        10.89%            34.69%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (E) Upon reorganizing as a fund of One Group Mutual Funds, Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Bond Fund.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------



                                                                                                      SIX MONTHS
                                                              YEAR ENDED JUNE 30,                        ENDED          YEAR ENDED
BOND FUND                                     -----------------------------------------------------    JUNE 30,        DECEMBER 31,
CLASS B                                           2003          2002          2001          2000        1999(A)            1998
-----------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD         $     10.81   $     10.59   $     10.08   $     10.34   $     10.78      $      10.59
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                             0.54          0.58          0.57          0.56          0.30              0.47
   Net realized and unrealized gains
   (losses) from investments                         0.36          0.28          0.51         (0.26)        (0.44)             0.27
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                     0.90          0.86          1.08          0.30         (0.14)             0.74
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                            (0.53)        (0.61)        (0.57)        (0.56)        (0.30)            (0.55)
   Net realized gains (losses) on
   investments                                      (0.01)        (0.03)           --            --            --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.54)        (0.64)        (0.57)        (0.56)        (0.30)            (0.55)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $     11.17   $     10.81   $     10.59   $     10.08   $     10.34      $      10.78
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                 8.53%         8.34%        10.89%         3.01%        (1.35)%(C)         7.16%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)          $   134,915   $    76,031   $    36,310   $    18,808   $    13,812      $      9,074
   Ratio of expenses to average net assets           1.50%         1.50%         1.50%         1.50%         1.57%(D)          1.64%
   Ratio of net investment income to
   average net assets                                4.92%         5.41%         5.53%         5.52%         5.69%(D)          5.10%
   Ratio of expenses to average
   net assets*                                       1.82%         1.83%         1.81%         1.81%         1.70%(D)          1.64%
   Portfolio turnover(E)                            22.93%        31.88%        20.58%        16.19%        10.89%            34.69%




                                                                                                                   MARCH 22,
BOND FUND                                                                  YEAR ENDED JUNE 30,                      1999 TO
                                                                                                                   JUNE 30,
CLASS C                                                       2003          2002          2001          2000        1999(B)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.87   $     10.64   $     10.14   $     10.38   $     10.59
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                         0.54          0.58          0.57          0.56          0.17
   Net realized and unrealized gains
   (losses) from investments                                     0.36          0.30          0.50         (0.24)        (0.21)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 0.90          0.88          1.07          0.32         (0.04)
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                        (0.53)        (0.62)        (0.57)        (0.56)        (0.17)
   Net realized gains (losses) on investments                   (0.01)        (0.03)           --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.54)        (0.65)        (0.57)        (0.56)        (0.17)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $     11.23   $     10.87   $     10.64   $     10.14   $     10.38
=============================================================================================================================
Total Return (Excludes Sales Charge)                             8.59%         8.33%        10.77%         3.19%        (0.35)%(C)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                      $   123,308   $    63,168   $    12,615   $     2,118   $       455
   Ratio of expenses to average net assets                       1.50%         1.50%         1.50%         1.50%         1.47%(D)
   Ratio of net investment income to average net assets          4.90%         5.26%         5.64%         5.56%         5.66%(D)
   Ratio of expenses to average net assets*                      1.82%         1.83%         1.85%         1.82%         1.69%(D)
   Portfolio turnover(E)                                        22.93%        31.88%        20.58%        16.19%        10.89%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Bond Fund. (B) Period from commencement of operations. Bond Fund Fund.
(C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
-------------------


                                                                                                    SIX MONTHS
                                                          YEAR ENDED JUNE 30,                         ENDED          YEAR ENDED
INCOME BOND FUND                        -------------------------------------------------------      JUNE 30,        DECEMBER 31,
CLASS A                                   2003           2002           2001           2000           1999(A)           1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $     7.81     $     7.75     $     7.50     $     7.68     $     8.09      $       8.00
--------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                      0.45           0.46           0.46           0.46           0.21              0.44
   Net realized and unrealized
    gains (losses) from investments           0.30           0.05           0.26          (0.18)         (0.34)             0.14
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities              0.75           0.51           0.72           0.28          (0.13)             0.58
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                     (0.46)         (0.45)         (0.47)         (0.46)         (0.22)            (0.44)
   Net realized gains (losses)
    on investments                              --             --             --             --          (0.06)            (0.05)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.46)         (0.45)         (0.47)         (0.46)         (0.28)            (0.49)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $     8.10     $     7.81     $     7.75     $     7.50     $     7.68      $       8.09
================================================================================================================================
Total Return (Excludes Sales Charge)          9.80%          6.76%          9.87%          3.80%         (1.62)%(B)         7.44%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (OOO)    $   75,575     $   57,173     $   59,303     $   28,677     $   31,603      $     15,785
   Ratio of expenses to average
    net assets                                0.89%          0.89%          0.89%          0.88%          0.87%(C)          0.90%
   Ratio of net investment
    income to average net assets              5.63%          5.86%          6.18%          6.11%          5.37%(C)          5.57%
   Ratio of expenses to average
    net assets*                               1.17%          1.16%          1.16%          1.16%          1.16%(C)          0.90%
   Portfolio turnover(D)                     16.42%         22.96%         18.18%         25.10%         20.55%            41.69%



                                                                                                    SIX MONTHS
                                                          YEAR ENDED JUNE 30,                         ENDED         YEAR ENDED
INCOME BOND FUND                        -------------------------------------------------------      JUNE 30,       DECEMBER 31,
CLASS B                                   2003           2002           2001           2000           1999(A)          1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $     7.84     $     7.78     $     7.53     $     7.71     $     8.13      $       8.00
--------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                      0.40           0.41           0.42           0.41           0.18              0.39
   Net realized and unrealized
    gains (losses) from investments           0.30           0.05           0.25          (0.18)         (0.34)             0.14
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities              0.70           0.46           0.67           0.23          (0.16)             0.53
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                     (0.40)         (0.40)         (0.42)         (0.41)         (0.20)            (0.35)
   Net realized gains (losses)
    on investments                              --             --             --             --          (0.06)            (0.05)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.40)         (0.40)         (0.42)         (0.41)         (0.26)            (0.40)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $     8.14     $     7.84     $     7.78     $     7.53     $     7.71      $       8.13
================================================================================================================================
Total Return (Excludes Sales Charge)          9.19%          6.06%          9.12%          3.11%         (2.07)%(B )        6.74%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (OOO)    $   15,226     $   13,203     $   13,597     $   13,036     $   16,309      $        638
   Ratio of expenses to average
    net assets                                1.54%          1.54%          1.54%          1.52%          1.52%(C)          1.65%
   Ratio of net investment
    income to average net assets              4.99%          5.21%          5.51%          5.42%          5.05%(C)          4.80%
   Ratio of expenses to average
    net assets*                               1.82%          1.81%          1.80%          1.81%          2.01%(C)          1.65%
   Portfolio turnover(D)                     16.42%         22.96%         18.18%         25.10%         20.55%            41.69%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A)Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi-Sector Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Multi-Sector Bond Fund. (B)Not annualized. (C)Annualized. (D)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------


                                                                                             MAY 30,
                                                                                             2000 TO
                                                         YEAR ENDED JUNE 30,                 JUNE 30,
INCOME BOND FUND                               ----------------------------------------
CLASS C                                          2003            2002           2001         2000(A)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     7.84     $     7.78     $     7.54     $     7.40
------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                             0.40           0.40           0.43           0.04
   Net realized and unrealized gains
    (losses) from investments                        0.31           0.07           0.24           0.14
------------------------------------------------------------------------------------------------------
Total from Investment Activities                     0.71           0.47           0.67           0.18
------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                            (0.41)         (0.41)         (0.43)         (0.04)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $     8.14     $     7.84     $     7.78     $     7.54
======================================================================================================
Total Return (Excludes Sales Charge)                 9.22%          6.10%          9.03%          2.37%(B)
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)           $    3,521     $    1,549     $      864     $      128
   Ratio of expenses to average net assets           1.54%          1.54%          1.53%          1.51%(C)
   Ratio of net investment
    income to average net assets                     4.89%          5.16%          5.57%          5.90%(C)
   Ratio of expenses to
    average net assets*                              1.82%          1.81%          1.81%          1.77%(C)
   Portfolio turnover(D)                            16.42%         22.96%         18.18%         25.10%



                                                                             AUGUST 18
                                                                              2000 TO
                                                  YEAR ENDED JUNE 30,         JUNE 30,
MORTGAGE-BACKED SECURITIES FUND                -------------------------
CLASS A                                          2003            2002         2001(A)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    11.00     $    10.47     $    10.00
---------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                      0.60           0.61           0.59
   Net realized and unrealized gains
    (losses) from investments                       (0.04)          0.55           0.47
---------------------------------------------------------------------------------------
Total from Investment Activities                     0.56           1.16           1.06
---------------------------------------------------------------------------------------
Distributions:
   Net investment income                            (0.66)         (0.62)         (0.59)
   Net realized gains (losses) on investments       (0.01)         (0.01)            --
---------------------------------------------------------------------------------------
Total Distributions                                 (0.67)         (0.63)         (0.59)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    10.89     $    11.00     $    10.47
=======================================================================================
Total Return (Excludes Sales Charge)                 5.17%         11.44%         10.87%(B)
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)           $   13,783     $    1,344     $        9
   Ratio of expenses to average net assets           0.65%          0.65%          0.63%(C)
   Ratio of net investment
    income to average net assets                     4.67%          6.19%          7.39%(C)
   Ratio of expenses to
    average net assets*                              0.90%          0.91%          0.83%(C)
   Portfolio turnover(D)                            35.73%         29.77%         12.71%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A)Period from commencement of operations. (B)Not annualized. (C)Annualized. (D)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------


GOVERNMENT BOND FUND                                                          YEAR ENDED JUNE 30,
                                                -----------------------------------------------------------------------------
CLASS A                                             2003            2002             2001             2000           1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      10.26    $        9.93    $        9.55    $       9.73    $     10.11
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                0.52             0.55             0.58            0.57           0.56
   Net realized and unrealized gains
    (losses) from investments and future                0.42             0.33             0.38           (0.18)         (0.38)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        0.94             0.88             0.96            0.39           0.18
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                               (0.53)           (0.55)           (0.58)          (0.57)         (0.56)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      10.67    $       10.26    $        9.93    $       9.55    $      9.73
=============================================================================================================================
Total Return                                            9.29%            9.01%           10.23%           4.17%          1.69%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $    152,028    $      74,166    $      52,782    $     43,935    $    42,819
   Ratio of expenses to average net
    assets                                              0.87%            0.87%            0.87%           0.87%          0.87%
   Ratio of net investment income to
    average net assets                                  4.92%            5.37%            5.87%           5.93%          5.52%
   Ratio of expenses to average net
    assets*                                             1.03%            1.03%            1.02%           1.01%          1.00%
   Portfolio turnover(A)                               19.29%           23.51%           12.63%          25.30%         80.86%



GOVERNMENT BOND FUND                                                          YEAR ENDED JUNE 30,
                                                -----------------------------------------------------------------------------
CLASS B                                             2003            2002             2001             2000           1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      10.26    $        9.93    $        9.55    $       9.74    $     10.11
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net  investment income                               0.45             0.47             0.51            0.51           0.49
   Net realized and unrealized gains
    (losses) from investments and futures               0.41             0.34             0.38           (0.19)         (0.37)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        0.86             0.81             0.89            0.32           0.12
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                               (0.46)           (0.48)           (0.51)          (0.51)         (0.49)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      10.66    $       10.26    $        9.93    $       9.55    $      9.74
=============================================================================================================================
Total Return(Excludes Sales Chareges)                   8.64%            8.24%            9.53%           3.39%          1.14%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $    155,876    $      84,354    $      55,569    $     43,077    $    53,384
   Ratio of expenses to average net
    assets                                              1.52%            1.52%            1.52%           1.52%          1.52%
   Ratio of net investment income to
    average net assets                                  4.30%            4.71%            5.21%           5.30%          4.86%
   Ratio of expenses to average net
    assets*                                             1.68%            1.68%            1.67%           1.66%          1.65%
   Portfolio turnover(A)                               19.29%           23.51%           12.63%          23.50%         80.86%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Funds as a whole without distinguishing among the classes of shares issued.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------


                                                                                                                    MARCH 22,
GOVERNMENT BOND FUND                                                          YEAR ENDED JUNE 30,                   1999 TO
                                                ------------------------------------------------------------------  JUNE 30,

CLASS C                                             2003           2002              2001             2000          1999(A)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      10.25    $        9.93    $        9.55    $       9.74    $     10.03
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                0.45             0.47             0.52            0.51           0.14
   Net realized and unrealized gains
    (losses) from investments and futures               0.41             0.34             0.38           (0.19)         (0.29)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        0.86             0.81             0.90            0.32          (0.15)
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                               (0.46)           (0.49)           (0.52)          (0.51)         (0.14)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      10.65    $       10.25    $        9.93    $       9.55    $      9.74
=============================================================================================================================
Total Return(Excludes Sales Charges)                    8.54%            8.26%            9.55%           3.39%         (1.54)%(B)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $     74,937    $      31,467    $       9,820    $      3,130    $     1,102
   Ratio of expenses to average net
    assets                                              1.52%            1.52%            1.52%           1.52%          1.52%(C)
   Ratio of net investment income to
    average net assets                                  4.28%            4.67%            5.22%           5.36%          5.06%(C)
   Ratio of expenses to average net
    assets*                                             1.68%            1.67%            1.67%           1.66%          1.65%(C)
   Portfolio turnover(D)                               19.29%           23.51%           12.63%          25.30%         80.86%



TREASURY & AGENCY FUND                                                        YEAR ENDED JUNE 30,
                                                -----------------------------------------------------------------------------
CLASS A                                             2003            2002             2001             2000            1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      10.33    $       10.04    $        9.65    $       9.81    $     10.09
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net  investment income                               0.38             0.44             0.55            0.55           0.54
   Net realized and unrealized gains
    (losses) from investments                           0.43             0.29             0.39           (0.14)         (0.21)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        0.81             0.73             0.94            0.41           0.33
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                               (0.38)           (0.44)           (0.55)          (0.55)         (0.54)
   Net realized gains (losses) on investments             --               --               --           (0.02)         (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.38)           (0.44)           (0.55)          (0.57)         (0.61)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      10.76    $       10.33    $       10.04    $       9.65    $      9.81
=============================================================================================================================
Total Return(Excludes Sales Charge)                     7.97%            7.39%            9.93%           4.27%          3.30%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $    126,395    $     124,058    $      66,320    $     39,655    $    72,941
   Ratio of expenses to average net
    assets                                              0.65%            0.65%            0.65%           0.63%          0.60%
   Ratio of net investment income to
    average net assets                                  3.61%            4.31%            5.49%           5.62%          5.30%
   Ratio of expenses to average net
    assets*                                             0.95%            0.95%            0.95%           0.99%          1.00%
   Portfolio turnover(D)                               33.28%           41.45%           48.21%          30.02%         76.73%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------



TREASURY & AGENCY FUND                                                        YEAR ENDED JUNE 30,
                                                -----------------------------------------------------------------------------
CLASS B                                             2003           2002              2001             2000            1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      10.32    $       10.03    $        9.64    $       9.81    $     10.08
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                0.33             0.39             0.50            0.50           0.49
   Net realized and unrealized gains
    (losses) from investments                           0.43             0.29             0.39           (0.15)         (0.20)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        0.76             0.68             0.89            0.35           0.29
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                               (0.33)           (0.39)           (0.50)          (0.50)         (0.49)
   Net realized gains (losses) on investments             --               --               --           (0.02)         (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.33)           (0.39)           (0.50)          (0.52)         (0.56)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      10.75    $       10.32    $       10.03    $       9.64    $      9.81
=============================================================================================================================
Total Return (Excludes Sales Charge)                    7.45%            6.89%            9.39%           3.65%          2.89%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $     79,108    $      65,913    $      59,626    $     54,322    $    69,825
   Ratio of expenses to average net
    assets                                              1.15%            1.15%            1.15%           1.13%          1.10%
   Ratio of net investment income to
    average net assets                                  3.10%            3.84%            5.02%           5.14%          4.79%
   Ratio of expenses to average net
    assets*                                             1.60%            1.60%            1.60%           1.64%          1.64%
   Portfolio turnover(A)                               33.28%           41.45%           48.21%          30.02%         76.73%



                                                                                                                   NOVEMBER
HIGH YIELD BOND FUND                                                          YEAR ENDED JUNE 30,                 13, 1998 TO
                                                ------------------------------------------------------------------  JUNE 30,
CLASS A                                             2003            2002             2001             2000          1999(B)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       7.30    $        8.19    $        8.89    $       9.86    $     10.00
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                0.65             0.70             0.84            0.87           0.49
   Net realized and unrealized gains
    (losses) from investments                           0.62            (0.89)           (0.70)          (0.97)         (0.14)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        1.27            (0.19)            0.14           (0.10)          0.35
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                               (0.65)           (0.70)           (0.84)          (0.87)         (0.49)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $       7.92    $        7.30    $        8.19    $       8.89    $      9.86
=============================================================================================================================
Total Return (Excludes Sales Charge)                   18.64%           (2.60)%           1.63%          (1.00)%         3.53%(C)
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $     82,386    $      32,756    $      16,587    $      9,860    $    11,405
   Ratio of expenses to average net
    assets                                              1.14%            1.15%            1.14%           1.13%          1.13%(D)
   Ratio of net investment income to
    average net assets                                  8.86%            8.91%            9.95%           9.28%          8.46%(D)
   Ratio of expenses to average net
    assets*                                             1.35%            1.37%            1.36%           1.38%          1.43%(D)
   Portfolio turnover(A)                               51.75%           34.02%           29.98%          35.14%         28.02%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whold without distinguishing among the classes of shares issued. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------


                                                                                                                  NOVEMBER 13,
HIGH YIELD BOND FUND                                                          YEAR ENDED JUNE 30,                   1998 TO
                                                ------------------------------------------------------------------  JUNE 30,
CLASS B                                             2003           2002              2001             2000          1999(A)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       7.32    $        8.21    $        8.91    $       9.88    $      10.00
------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                0.60             0.65             0.79            0.81            0.45
   Net realized and unrealized gains
    (losses) from investments and future                0.62            (0.89)           (0.70)          (0.97)          (0.21)
------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        1.22            (0.24)            0.09           (0.16)           0.33
------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                               (0.61)           (0.65)           (0.79)          (0.81)          (0.45)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $       7.93    $        7.23    $        8.21    $       8.91    $       9.88
==============================================================================================================================
Total Return (Excludes Sales Charge)                   17.90%           (3.34)%           1.01%          (1.64)%          3.30%(B)
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $     32,796    $      11,572    $       8,579    $      6,565    $      3,748
   Ratio of expenses to average net
    assets                                              1.79%            1.80%            1.79%           1.77%           1.77%(C)
   Ratio of net investment income to
    average net assets                                  8.20%            8.32%            9.27%           8.66%           7.69%(C)
   Ratio of expenses to average net
    assets*                                             2.00%            2.02%            2.01%           2.02%           2.06%(C)
   Portfolio turnover(D)                               51.75%           34.02%           29.98%          35.14%          28.02%



                                                                                                                   MARCH 22,
HIGH YIELD BOND FUND                                                          YEAR ENDED JUNE 30,                   1999 TO
                                                ------------------------------------------------------------------  JUNE 30,
CLASS C                                             2003           2002              2001             2000          1999(A)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       7.32    $        8.21    $        8.90    $       9.87    $     10.14
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                0.60             0.64             0.79            0.81           0.22
   Net realized and unrealized gains
    (losses) from investments                           0.62            (0.88)           (0.69)          (0.97)         (0.27)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        1.22            (0.24)            0.10           (0.16)         (0.05)
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                               (0.61)           (0.65)           (0.79)          (0.81)         (0.22)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $       7.93%   $        7.32    $        8.21    $       8.90    $       9.87
=============================================================================================================================
Total Return (Excludes Sales Charge)                   17.88%           (3.33)%           1.11%          (1.66)%         (0.56)%(B)
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $     30,857    $      12,629    $       5,211    $      2,121    $         9
   Ratio of expenses to average net
    assets                                              1.79%            1.80%            1.79%           1.78%          1.76%(C)
   Ratio of net investment income to
    average net assets                                  8.23%            8.25%            9.29%           8.82%          7.84%(C)
   Ratio of expenses to average net
    assets*                                             2.00%            2.02%            2.01%           2.03%          2.08%(C)
   Portfolio turnover(A)                               51.75%           34.02%           29.98%          35.14%         28.02%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A)Period from commencement of operations. (B)Not annualized. (C)Annualized. (D)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

Appendix A

================================================================================

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information.

Following the table is a more complete discussion of risk.

=========================================================
                       FUND NAME                FUND CODE
---------------------------------------------------------
    One Group(R) Ultra Short-Term Bond Fund         1
---------------------------------------------------------
           One Group(R) Short-Term Bond Fund        2
---------------------------------------------------------
         One Group(R) Intermediate Bond Fund        3
---------------------------------------------------------
                      One Group(R) Bond Fund        4
---------------------------------------------------------
               One Group(R) Income Bond Fund        5
---------------------------------------------------------
           One Group(R) Government Bond Fund        6
---------------------------------------------------------
         One Group(R) Treasury & Agency Fund        7
---------------------------------------------------------
           One Group(R) High Yield Bond Fund        8
---------------------------------------------------------
One Group(R) Mortgage-Backed Securities Fund        9
---------------------------------------------------------

                                                               Fund   Risk
Instrument                                                     Code   Type
================================================================================
Adjustable Rate Mortgage Loans ("ARMs"): Loans in a mortgage   1-9    Prepayment
pool which provide for a fixed initial mortgage interest              Market
rate for a specified period of time, after which the rate             Credit
may be subject to periodic adjustments.                               Regulatory
--------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company         1-5,   Prepayment
receivables, home equity loans, truck and auto loans,          8, 9   Market
leases, credit card receivables and other securities backed           Credit
by other types of receivables or other assets.                        Regulatory
--------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn   1-5,   Credit
on and accepted by a commercial bank. Maturities are           8, 9   Liquidity
generally six months or less.                                         Market
--------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the        1-6,   Management
right to buy, and obligates the seller of the option to        8, 9   Liquidity
sell, a security at a specified price at a future date. A             Credit
put option gives the buyer the right to sell, and obligates           Market
the seller of the option to buy, a security at a specified            Leverage
price at a future date. The Funds will sell only covered
call and secured put options.
--------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a         1-5,   Market
stated maturity.                                               8, 9   Credit
                                                                      Liquidity
--------------------------------------------------------------------------------

                                                               Fund   Risk
Instrument                                                     Code   Type
================================================================================
Commercial Paper: Secured and unsecured short-term             1-5,   Credit
promissory notes issued by corporations and other entities.    8, 9   Liquidity
Maturities generally vary from a few days to nine months.             Market
--------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.                8      Market
--------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that can      1,     Market
convert to common stock.                                       3-5,   Credit
                                                               8, 9
--------------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and                 1-5,   Market
non-convertible debt securities.                               8, 9   Credit
--------------------------------------------------------------------------------

Currency Futures and Related Options: Transactions in          5      Management
financial futures and related options, which are generally            Liquidity
described above. A Fund will enter into these transactions            Credit
in foreign currencies for hedging purposes only                       Market
                                                                      Political
                                                                      Leverage
                                                                      Foreign
                                                                      Investment

--------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and       1-5,   Market
standby commitments to purchase the securities at a fixed      8, 9   Liquidity
price (usually with accrued interest) within a fixed period           Management
of time following demand by a Fund.
--------------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed rate           1-9    Credit
mortgage loans or mortgage pools which bear simple interest           Prepayment
at fixed annual rates and have short- to long-term final              Regulatory
maturities.                                                           Market
--------------------------------------------------------------------------------

Foreign Securities: Securities issued by foreign companies,    1-5,   Market
debt securities issued or guaranteed by foreign governments    8, 9   Political
or any of their agencies and instrumentalities, as well as            Liquidity
commercial paper of foreign issuers and obligations of                Foreign
foreign banks, overseas branches of U.S. banks and                    Investment
supranational entities.

--------------------------------------------------------------------------------


Forward Foreign Exchange Transactions: Contractual             5      Management
agreement to purchase or sell one specified currency for              Liquidity
another currency at a specified future date and price. A              Credit
Fund will enter into forward foreign exchange transactions            Market
for hedging purposes only.                                            Political
                                                                      Leverage
                                                                      Foreign
                                                                      Investment

--------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the      1-6,   Management
future sale and purchase of a specified amount of a specified  8, 9   Market
security, class of securities, or an index at a specified             Credit
time in the future and at a specified price.                          Liquidity
                                                                      Leverage
--------------------------------------------------------------------------------

Inverse Floating Rate Instruments: Floating rate debt          1-6,   Market
instruments with interest rates that reset in the opposite     8, 9   Leverage
direction from the market rate of interest to which the inverse       Credit
floater is indexed.

--------------------------------------------------------------------------------

                                                               Fund   Risk
Instrument                                                     Code   Type
================================================================================
Investment Company Securities: Shares of other mutual funds,   1-9    Market
including One Group money market funds and shares of other
money market mutual funds for which Banc One Investment
Advisors or its affiliates serve as investment advisor or
administrator. The Treasury & Agency Fund and the Government
Bond Fund will only purchase only shares of investment
companies which invest exclusively in U.S. Treasury and
other U.S. agency obligations. Banc One Investment Advisors
will waive certain fees when investing in funds for which it serves as investment advisor to the extent required by law.
--------------------------------------------------------------------------------
Loan Participations and Assignments: Participations in, or     1-5,   Credit
assignments of all or a portion of loans to corporations or    8, 9   Political
to governments, including governments of less developed               Liquidity
countries ("LDCs").                                                   Foreign
                                                                      Investment
                                                                      Market
--------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real   1-9    Prepayment
estate loans and pools of loans. These include                        Market
collateralized mortgage obligations ("CMOs") and Real Estate          Credit
Mortgage Investment Conduits ("REMICs").                              Regulatory
--------------------------------------------------------------------------------
Mortgage Dollar Rolls: A transaction in which a Fund sells     1-9    Prepayment
securities for delivery in a current month and                        Market
simultaneously contracts with the same party to repurchase            Regulatory
similar but not identical securities on a specified future
date.
--------------------------------------------------------------------------------
Municipal Bonds: Securities issued by a state or political     1-5,   Market
subdivision to obtain funds for various public purposes.       8, 9   Credit
Municipal bonds include private activity bonds and                    Political
industrial development bonds, as well as General Obligation           Tax
Notes, Tax Anticipation Notes, Bond Anticipation Notes,               Regulatory
Revenue Anticipation Notes, Project Notes, other short-term
tax-exempt obligations, municipal leases, obligations of
municipal housing authorities and single family revenue
bonds.
--------------------------------------------------------------------------------
New Financial Products: New options and futures contracts      1-6,   Management
and other financial products continue to be developed and      8, 9   Credit
the Funds may invest in such options,contracts and products.          Market
                                                                      Liquidity
--------------------------------------------------------------------------------

Obligations of Supranational Agencies: Obligations of          5      Credit
supranational agencies which are chartered to promote                 Foreign
economic development and are supported by various                     Investment
governments and governmental agencies.

--------------------------------------------------------------------------------
Preferred Stock: A class of stock that generally pays a        2-5,   Market
dividend at a specified rate and has preference over common    8, 9
stock in the payment of dividends and in liquidation.
--------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled investment     2-5,   Liquidity
vehicles which invest primarily in income producing real       8, 9   Management
estate or real estate related loans or interest.                      Market
                                                                      Regulatory
                                                                      Tax
                                                                      Prepayment
--------------------------------------------------------------------------------

                                                               Fund   Risk
Instrument                                                     Code   Type
================================================================================
Repurchase Agreements: The purchase of a security and the      1-9    Credit
simultaneous commitment to return the security to the seller          Market
at an agreed upon price on an agreed upon date. This is               Liquidity
treated as a loan.
--------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the     1-5,   Liquidity
Securities Act of 1933, such as privately placed commercial    8, 9   Market
paper and Rule 144A securities.
--------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security and      1-9    Market
the simultaneous commitment to buy the security back at an            Leverage
agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.
--------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the        1-9    Credit
Fund's total assets. In return, the Fund will receive cash,           Market
other securities, and/or letters of credit as collateral.             Leverage
--------------------------------------------------------------------------------

Short-Term Funding Agreements: Agreements issued by banks      1-5,   Credit
and highly rated U.S. insurance companies such as Guaranteed   8, 9   Liquidity
Investment Contracts ("GICs") and Bank Investment Contracts           Market
("BICs").

--------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative multi-class    1-6,   Prepayment
mortgage securities usually structured with two classes of     8, 9   Market
shares that receive different proportions of the interest and         Credit
principal from a pool of mortgage-backed obligations. These           Regulatory
include IOs and POs.
--------------------------------------------------------------------------------
Structured Instruments: Debt securities issued by agencies     1-9    Market
and instrumentalities of the U.S. government, banks,                  Liquidity
municipalities, corporations and other businesses whose               Management
interest and/or principal payments are indexed to foreign             Credit
currency exchange rates, interest rates, or one or more               Foreign
other referenced indices.                                             Investment
--------------------------------------------------------------------------------
Swaps, Caps and Floors: A Fund may enter into these            1-6,   Management
transactions to manage its exposure to changing interest       8, 9   Credit
rates and other factors. Swaps involve an exchange of                 Liquidity
obligations by two parties. Caps and floors entitle a                 Market
purchaser to a principal amount from the seller of the cap
or floor to the extent that a specified index exceeds or
falls below a predetermined interest rate or amount.
--------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in     1-5,   Liquidity
exchange for the deposit of funds.                             8, 9   Credit
                                                                      Market
--------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                        1-5,   Market
                                                               8, 9
--------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by        1-9    Market
agencies and instrumentalities of the U.S. government. These          Credit
include all types of securities issued by Ginnie Mae, Fannie
Mae and Freddie Mac including funding notes and
subordinated benchmark notes.
--------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and     1-9    Market
CUBES.
--------------------------------------------------------------------------------

                                                               Fund   Risk
Instrument                                                     Code   Type
================================================================================
Variable and Floating Rate Instruments: Obligations with       1-9    Credit
interest rates which are reset daily, weekly, quarterly or            Liquidity
some other period and which may be payable to the Fund on             Market
demand.
--------------------------------------------------------------------------------
Warrants: Securities, typically issued with preferred stock    5, 8   Market
or bonds, that give the holder the right to buy a                     Credit
proportionate amount of common stock at a specified price.
--------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase or    1-9    Market
contract to purchase securities at a fixed price for                  Leverage
delivery at a future date.                                            Liquidity
                                                                      Credit
--------------------------------------------------------------------------------

Zero Coupon Debt Securities: Bonds and other debt that pay     1-9    Market
no interest, but are issued at a discount from their value            Zero
at maturity. When held to maturity, their entire return               Coupon
equals the difference between their issue price and their             Credit
maturity value.

--------------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero coupon debt            1-9    Credit
securities that convert on a specified date to interest               Market
bearing debt securities.                                              Zero
                                                                      Coupon
--------------------------------------------------------------------------------

================================================================================

Investment Risks


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.


..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

          Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

          Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.


..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e.,premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

..    Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

If you want more information about the Funds, the following documents are free upon request:



Annual/Semi-Annual Reports. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.


How Can I Get More Information? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:


     O N E G R O U P(R)  M U T U A L  F U N D S
     1 1 1 1  P O L A R I S  P A R K W A Y
     C O L U M B U S, O H I O 4 3 2 7 1 - 1 2 3 5

           O R  V I S I T I N G

     WWW.ONEGROUP.COM


You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http:// www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


(Investment Company Act File No. 811-4236)

                                                [LOGO OF ONE GROUP MUTUAL FUNDS]
TOG-F-122 (11/03)

BOND FUNDS

Prospectus                                   [LOGO OF ONE1GROUP(R) MUTUAL FUNDS]
One Group Bond Funds

     November 1, 2003

     Class I Shares

                 One Group(R) Ultra Short-Term Bond Fund
                 One Group(R) Short-Term Bond Fund
                 One Group(R) Intermediate Bond Fund
                 One Group(R) Bond Fund
                 One Group(R) Income Bond Fund
                 One Group(R) Mortgage-Backed Securities Fund
                 One Group(R) Government Bond Fund
                 One Group(R) Treasury & Agency Fund
                 One Group(R) High Yield Bond Fund


     For Institutional Clients

                 The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS


FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
     One Group Ultra Short-Term Bond Fund
     One Group Short-Term Bond Fund
     One Group Intermediate Bond Fund
     One Group Bond Fund
     One Group Income Bond Fund
     One Group Mortgage-Backed Securities Fund
     One Group Government Bond Fund
     One Group Treasury & Agency Fund
     One Group High Yield Bond Fund

MORE ABOUT THE FUNDS
     Principal Investment Strategies
     Investment Risks
     Portfolio Quality
     Temporary Defensive Positions
     Portfolio Turnover

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
     Purchasing Fund Shares
     Exchanging Fund Shares
     Redeeming Fund Shares

PRIVACY POLICY

SHAREHOLDER INFORMATION
     Voting Rights
     Dividend Policies
     Tax Treatment of Shareholders
     Shareholder Statements and Reports

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
     The Advisor
     The Sub-Advisor
     The Fund Managers

LEGAL PROCEEDINGS
FINANCIAL HIGHLIGHTS
APPENDIX A: INVESTMENT PRACTICES

ONE GROUP(R)

Ultra Short-Term Bond Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities.

What are the Fund's main investment strategies?


The Fund mainly invests in all types of investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), including mortgage-backed securities, asset-backed securities and money market instruments. As part of its main investment strategy, the Fund invests in adjustable rate mortgage pass-through securities and other securities representing an interest in or secured by mortgages with periodic interest rate resets. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical nature of the transaction. For more information about the Ultra Short-Term Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?
A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with

FUND SUMMARY


Ultra Short-Term Bond Fund


greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


Derivative Risk. The Fund invests in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY


Ultra Short-Term Bond Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

    1994    1995    1996    1997    1998    1999    2000    2001    2002
    ----    ----    ----    ----    ----    ----    ----    ----    ----
    1.94%   6.98%   6.14%   6.64%   5.33%   4.54%   7.61%   5.99%   4.58%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 1.86%.


--------------------------------------------------------------------------------
Best Quarter: 2.30%  4Q2000             Worst Quarter: 0.18%   2Q1994
--------------------------------------------------------------------------------

FUND SUMMARY


Ultra Short-Term Bond Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002

                                                         INCEPTION                          PERFORMANCE
                                                        DATE OF CLASS   1 YEAR    5 YEARS   SINCE 2/2/93
--------------------------------------------------------------------------------------------------------
Class I                                                    2/2/93
--------------------------------------------------------------------------------------------------------
Return Before Taxes                                                       4.58%      5.61%          5.38%
--------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                       3.23%      3.44%          3.22%
--------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and
 Sale of Fund Shares                                                      2.80%      3.40%          3.21%
--------------------------------------------------------------------------------------------------------
Lehman Short 9-12 Month U.S. Treasury Index/1/
 (no deduction for fees, expenses or taxes)                               2.97%      5.35%          5.34%
--------------------------------------------------------------------------------------------------------
Lipper Ultra Short Fund Index/2/
 (no deduction for taxes)                                                 2.52%      4.97%             *
--------------------------------------------------------------------------------------------------------


/1/ The Lehman Brothers Short 9-12 Month U.S. Treasury Index is an unmanaged index which includes aged U.S. Treasury notes and bonds with a remaining maturity from nine up to (but not including) twelve months. It excludes zero coupon strips. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/2/ The Lipper Ultra Short Fund Index is typically comprised of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days.

*    Index did not exist

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY


Ultra Short-Term Bond Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                      CLASS I
--------------------------------------------------------------------------
Investment Advisory Fees                                               .55%
--------------------------------------------------------------------------
Other Expenses                                                         .22%
--------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   .77%
--------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                            (.32)%
--------------------------------------------------------------------------
Net Expenses                                                           .45%
--------------------------------------------------------------------------


/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .45% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


1 YEAR/1/            3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------------
$      46            $   214         $   396        $    924
------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be $79.

ONE GROUP(R)

Short-Term Bond Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

What are the Fund's main investment strategies?


The Fund mainly invests in investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality) with short to intermediate remaining maturities. These include U.S. government obligations, and mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Short-Term Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?
A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed

FUND SUMMARY


Short-Term Bond Fund


income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY


Short-Term Bond Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
----    -----   -----   -----   -----   -----   -----   -----   -----   ----
6.84%   -0.33%  11.85%   4.31%   6.29%   6.80%   3.05%   7.67%   8.06%  6.19%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 2.19%.

--------------------------------------------------------------------------------
Best Quarter: 3.58%  1Q1995             Worst Quarter: -0.86%  1Q1994
--------------------------------------------------------------------------------

FUND SUMMARY


Short-Term Bond Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002

                                                       INCEPTION                                   PERFORMANCE
                                                     DATE OF CLASS    1 YEAR   5 YEARS  10 YEARS   SINCE 9/4/90
---------------------------------------------------------------------------------------------------------------
Class I                                                  9/4/90
---------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                     6.19%     6.34%     6.03%          6.76%
---------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                     4.39%     4.10%     3.70%          4.44%
---------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
 Fund Shares                                                            3.77%     3.95%     3.65%          4.34%
---------------------------------------------------------------------------------------------------------------
Lehman Brothers 1-3 Year Government/Credit Index/1/
 (no deduction for fees, expenses or taxes)                             6.28%     6.63%     6.18%          6.58%
---------------------------------------------------------------------------------------------------------------
Lipper Short U.S. Government Fund Index/2/
 (no deduction for taxes)                                               5.29%     5.87%     5.65%          6.22%
---------------------------------------------------------------------------------------------------------------


/1/ The Lehman Brothers 1-3 Year Government/Credit Index is an unmanaged index with a broad measure of the performance of short-term government and corporate fixed-rate debt issues. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/2/ The Lipper Short U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY


Short-Term Bond Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                       CLASS I
---------------------------------------------------------------------------
Investment Advisory Fees                                                .60%
---------------------------------------------------------------------------
Other Expenses                                                          .21%
---------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    .81%
---------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                             (.26)%
---------------------------------------------------------------------------
Net Expenses                                                            .55%
---------------------------------------------------------------------------


/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .55% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


1 YEAR/1/            3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------------
$      56            $   233         $   424        $    977
------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $83.

ONE GROUP(R)

Intermediate Bond Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

What are the Fund's main investment strategies?


The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), including bonds, notes, and U.S. government obligations with intermediate maturities. These include mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Intermediate Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?
A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed

FUND SUMMARY


Intermediate Bond Fund


income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY


Intermediate Bond Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
----    -----   -----   -----   -----   -----   -----   -----   -----   -----
8.40%   -6.30%  19.47%   5.74%   8.38%   7.57%   0.62%  10.12%   8.78%   9.30%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.52%. The performance information for the One Group Intermediate Bond Fund for periods prior to March 22, 1999, reflects the performance of a common trust fund, the predecessor to the Pegasus Intermediate Bond Fund, and the Pegasus Intermediate Bond Fund. The predecessor to the Pegasus Intermediate Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Intermediate Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. One Group Intermediate Bond Fund consolidated with the Pegasus Intermediate Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Intermediate Bond Fund was considered the accounting survivor.


--------------------------------------------------------------------------------
Best Quarter: 6.10%   2Q1995            Worst Quarter: -2.32%   1Q1994
--------------------------------------------------------------------------------

FUND SUMMARY


Intermediate Bond Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/

                                                   INCEPTION                                   PERFORMANCE
                                                  DATE OF CLASS   1 YEAR   5 YEARS  10 YEARS  SINCE 12/31/83
------------------------------------------------------------------------------------------------------------
Class I                                              6/1/91
------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                 9.30%     7.23%     7.02%           8.46%
------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                 6.83%     4.70%     4.47%           6.88%
------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
 Fund Shares                                                        5.64%     4.51%     4.34%           6.44%
------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government/Credit
 Bond Index/2/
 (no deduction for fees, expenses or taxes)                         9.84%     7.48%     7.08%           8.91%
------------------------------------------------------------------------------------------------------------
Lipper Short Intermediate U.S. Government Fund
 Index/3/
 (no deduction for taxes)                                           8.14%     6.43%     5.96%              *
------------------------------------------------------------------------------------------------------------

/1/ The performance information for the One Group Intermediate Bond Fund for periods prior to March 22, 1999, reflects the performance of a common trust fund (inception 12/31/83), the predecessor to the Pegasus Intermediate Bond Fund, and the Pegasus Intermediate Bond Fund. The predecessor to the Pegasus Intermediate Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Intermediate Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. One Group Intermediate Bond Fund consolidated with the Pegasus Intermediate Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Intermediate Bond Fund was considered the accounting survivor.


/2/ The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of U.S. government agency and Treasury securities and investment grade corporate bonds. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.


/3/ The Lipper Short Intermediate U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.


*    Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY


Intermediate Bond Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                     CLASS I
-------------------------------------------------------------------------
Investment Advisory Fees                                              .60%
-------------------------------------------------------------------------
Other Expenses                                                        .22%
-------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                  .82%
-------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                           (.24)%
-------------------------------------------------------------------------
Net Expenses                                                          .58%
-------------------------------------------------------------------------


/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .58% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


1 YEAR/1/            3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------------
$      59            $   238         $   431        $    991
------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $84.

ONE GROUP(R)

Bond Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

What are the Fund's main investment strategies?


The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?
A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed

FUND SUMMARY


Bond Fund


income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY


Bond Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
11.33%  -6.91%  23.68%   5.08%   9.92%   8.19%  -0.87%  12.12%   9.06%  10.23%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.59%. The above-quoted performance data also includes the performance of the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund for the period prior to the consolidation with the One Group Bond Fund on March 22, 1999.


--------------------------------------------------------------------------------
Best Quarter: 7.61%   2Q1995            Worst Quarter: -2.66%   1Q1994
--------------------------------------------------------------------------------

FUND SUMMARY


Bond Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/

                                                   INCEPTION                                     PERFORMANCE
                                                 DATE OF CLASS   1 YEAR    5 YEARS  10 YEARS    SINCE 12/31/83
--------------------------------------------------------------------------------------------------------------
Class I                                             6/1/91
--------------------------------------------------------------------------------------------------------------
Return Before Taxes                                               10.23%      7.65%     7.91%             9.47%
--------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                7.66%      5.01%     5.08%             7.70%
--------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
 Fund Shares                                                       6.22%      4.80%     4.92%             7.25%
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index/2/
 (no deduction for fees, expenses or taxes)                       10.26%      7.55%     7.51%             9.66%
--------------------------------------------------------------------------------------------------------------
Lipper Intermediate U.S. Government Fund Index/3/
 (no deduction for taxes)                                         10.00%      7.01%     6.62%                *
--------------------------------------------------------------------------------------------------------------

/1/ The performance information for the One Group Bond Fund for periods prior to March 22, 1999, reflects the performance of a common trust fund (inception 12/31/83), the predecessor to the Pegasus Bond Fund, and the Pegasus Bond Fund. The predecessor to the Pegasus Bond Fund commenced operations on June 1,1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


/2/ The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.


/3/ The Lipper Intermediate U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.


*    Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY


Bond Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                          CLASS I
--------------------------------------------------------------------------------
Investment Advisory Fees                                                   .60%
--------------------------------------------------------------------------------
Other Expenses                                                             .22%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       .82%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                                (.22)%
--------------------------------------------------------------------------------
Net Expenses                                                               .60%
--------------------------------------------------------------------------------

/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .60% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1 YEAR/1/            3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------------
$      61            $   240         $   433        $    993
------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $84.

ONE GROUP(R)

Income Bond Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

What are the Fund's main investment strategies?


The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by Banc One Investment Advisors). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e., junk bonds.) The Fund may not invest more than 30% of its total assets in these securities. The Fund also invests in mortgage-backed and asset-backed securities, and certain obligations and securities of foreign issuers. The Fund invests in securities with short to long maturities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Income Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?
A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations. A "junk bond" is a debt security that is rated below investment grade. Junk bonds also include unrated securities that Banc One Investment Advisors believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called "high yield bonds" and "non-investment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

FUND SUMMARY


Income Bond Fund


MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Foreign Securities. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Portfolio Quality. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund also may invest in securities that are rated below investment grade. These securities are considered to be speculative and may be issued by companies which are highly leveraged, less creditworthy or financially distressed.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline.

FUND SUMMARY


Income Bond Fund


Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

1994    1995    1996    1997    1998    1999    2000    2001    2002
-----   -----   -----   -----   -----   -----   -----   -----   -----
-0.95%  17.53%   3.14%   8.88%   7.77%  -1.15%  10.24%   7.41%   8.35%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 5.03%. One Group Income Bond Fund consolidated with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was the accounting survivor. Therefore, all performance information for the One Group Income Bond Fund for periods prior to March 22, 1999, reflects the performance of the Pegasus Multi-Sector Bond Fund.


--------------------------------------------------------------------------------
Best Quarter: 5.88%   2Q1995            Worst Quarter: -1.63%   1Q1996
--------------------------------------------------------------------------------

FUND SUMMARY


Income Bond Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/

                                                            INCEPTION                         PERFORMANCE
                                                          DATE OF CLASS     1 YEAR   5 YEARS  SINCE 3/5/93
----------------------------------------------------------------------------------------------------------
Class I                                                      3/5/93
----------------------------------------------------------------------------------------------------------
Return Before Taxes                                                           8.35%     6.45%         6.49%
----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                           5.88%     3.86%         3.71%
----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
 Fund Shares                                                                  5.07%     3.87%         3.77%
----------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index/2/
 (no deduction for fees, expenses or taxes)                                  10.26%     7.55%         7.25%
----------------------------------------------------------------------------------------------------------
Lipper Intermediate Investment Grade Fund Index/3/
 (no deduction for taxes)                                                     8.14%     6.38%         6.39%
----------------------------------------------------------------------------------------------------------

/1/ One Group Income Bond Fund consolidated with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was the accounting survivor. Therefore performance information for the One Group Income Bond Fund for periods prior to March 22, 1999, reflects the performance of the Pegasus Multi-Sector Bond Fund.


/2/ The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/3/ The Lipper Intermediate Investment Grade Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY


Income Bond Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                      CLASS I
--------------------------------------------------------------------------
Investment Advisory Fees                                               .60%
--------------------------------------------------------------------------
Other Expenses                                                         .22%
--------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   .82%
--------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement1                              (.15)%
--------------------------------------------------------------------------
Net Expenses                                                           .67%
--------------------------------------------------------------------------

/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .67% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1 YEAR/1/       3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------
$      68       $   247         $   440         $  1,000
--------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $84.

ONE GROUP(R)

Mortgage-Backed Securities Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

What are the Fund's main investment strategies?


The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include mortgage-backed securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC), commercial mortgage securities and collateralized mortgage obligations. The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, municipal securities and corporate debt securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction. For more information about the Mortgage-Backed Securities Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?
A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other

FUND SUMMARY


Mortgage-Backed Securities Fund


hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY


Mortgage-Backed Securities Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
11.54%  -8.08%  28.94%   8.90%  12.14%   6.00%   2.18%  11.17%  10.61%  10.02%


/1/ For the period January 1, 2003, through September 30, 2003, the Fund's total return was 2.60%. The Fund commenced operations on August 18, 2000, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the periods prior to the commencement of operations of the Fund as adjusted to reflect the contractual expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


--------------------------------------------------------------------------------
Best Quarter: 9.05%   2Q1995            Worst Quarter: -2.81%   4Q1994
--------------------------------------------------------------------------------

FUND SUMMARY


Mortgage-Backed Securities Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/

                                                           INCEPTION                                     PERFORMANCE
                                                         DATE OF CLASS   1 YEAR    5 YEARS  10 YEARS    SINCE 12/31/83
----------------------------------------------------------------------------------------------------------------------
Class I                                                    8/18/00
----------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                       10.02%      7.94%     8.99%            10.54%
----------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                        7.25%      6.56%     8.29%            10.17%
----------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
 Fund Shares                                                               6.11%      5.79%     7.26%             9.23%
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Mortgage-Backed Securities Index/2/
(no deduction for fees, expenses or taxes)                                 8.75%      7.35%     7.28%             9.84%
----------------------------------------------------------------------------------------------------------------------
Lipper U.S. Mortgage Fund Index/3/
(no deduction for taxes)                                                   8.13%      6.44%     6.22%                *
----------------------------------------------------------------------------------------------------------------------

/1/ The Fund commenced operations on August 18, 2000, subsequent to the transfer of assets from a common trust fund (inception 12/31/83) with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the Fund as adjusted to reflect the contractual expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its returns may have been lower.


/2/ The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged market value weighted index of 15 and 30 year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and balloon mortgages with fixed rate coupons. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/3/ The Lipper U.S. Mortgage Fund Index is an equally weighted index of the 30 largest mututal funds that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

*    Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY


Mortgage-Backed Securities Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                      CLASS I
--------------------------------------------------------------------------
Investment Advisory Fees                                               .35%
--------------------------------------------------------------------------
Other Expenses                                                         .20%
--------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   .55%
--------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                            (.15)%
--------------------------------------------------------------------------
Net Expenses                                                           .40%
--------------------------------------------------------------------------

/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .40% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1 YEAR/1/        3 YEARS         5 YEARS         10 YEARS
---------------------------------------------------------
$      41        $   161         $   292         $    675
---------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $56.

ONE GROUP(R)

Government Bond Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks a high level of current income with liquidity and safety of principal.

What are the Fund's main investment strategies?


The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (e.g., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities. Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Government Bond Fund spreads its holdings across various security types within the government market sector (e.g., U.S. government agency securities and agency mortgage-backed securities). Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction. For more information about the Government Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a government bond?
A "government bond" is a debt instrument with a maturity of 90 days or more at the time of its issuance and with principal and interest guaranteed by the U.S. government and its agencies and instrumentalities, as well as stripped government securities and mortgage-related and mortgage-backed securities.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

FUND SUMMARY


Government Bond Fund


Prepayment and Call Risk. As part of its main investment strategies, the Fund may invest in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY


Government Bond Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------

                                     [CHART]

1994    1995    1996    1997    1998    1999    2000    2001    2002
-----   -----   -----   -----   -----   -----   -----   -----   -----
-2.97%  18.11%   2.59%   9.76%   8.23%  -1.76%  12.04%   7.13%  11.38%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 2.67%.


--------------------------------------------------------------------------------
Best Quarter: 5.70%   2Q1995            Worst Quarter: -2.29%   1Q1994
--------------------------------------------------------------------------------

FUND SUMMARY


Government Bond Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002

                                                    INCEPTION                        PERFORMANCE
                                                  DATE OF CLASS   1 YEAR   5 YEARS   SINCE 2/8/93
-------------------------------------------------------------------------------------------------
Class I                                             2/8/93
-------------------------------------------------------------------------------------------------
Return Before Taxes                                                11.38%     7.29%          6.80%
-------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                 9.07%     4.84%          4.31%
-------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
 Fund Shares                                                        6.92%     4.59%          4.18%
-------------------------------------------------------------------------------------------------
Lehman Brothers Government Bond Index/1/
 (no deduction for fees, expenses or taxes)                        11.50%     7.77%          7.40%
-------------------------------------------------------------------------------------------------
Lipper General U.S. Government Fund Index/2/
 (no deduction for taxes)                                           9.97%     6.62%          6.24%
-------------------------------------------------------------------------------------------------


/1/ The Lehman Brothers Government Bond Index is an unmanaged index comprised of securities issued by the U.S. government. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/2/ The Lipper General U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY


Government Bond Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                     CLASS I
-------------------------------------------------------------------------
Investment Advisory Fees                                              .45%
-------------------------------------------------------------------------
Other Expenses                                                        .23%
-------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                  .68%
-------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                           (.03)%
-------------------------------------------------------------------------
Net Expenses                                                          .65%
-------------------------------------------------------------------------


/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .65% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


1 YEAR/1/       3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------
$      66       $   215         $   376         $    844
--------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $69.

ONE GROUP(R)

Treasury & Agency Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

What are the Fund's main investment strategies?


The Fund invests exclusively in U.S. Treasury and other U.S. agency obligations including fixed income and mortgage-related securities and repurchase agreements. Mortgage-related securities include government mortgage-backed securities and adjustable rate mortgage loans known as ARMs. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for individual securities that it believes will perform well over time. The Treasury and Agency Fund spreads its holdings across various security types and concentrates on issues with short or intermediate remaining maturities. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Treasury & Agency Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?
A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with

FUND SUMMARY


Treasury & Agency Fund


greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY


Treasury & Agency Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
 5.06%   1.20%  15.22%   3.30%   7.30%   8.00%   0.01%  10.32%   7.48%   9.27%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 2.49%. The Treasury & Agency Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


--------------------------------------------------------------------------------
Best Quarter: 5.24%   2Q1995            Worst Quarter: -1.24%   1Q1996
--------------------------------------------------------------------------------

FUND SUMMARY


Treasury & Agency Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/

----------------------------------------------------------------------------------------------------------------------
                                                             INCEPTION                                    PERFORMANCE
                                                           DATE OF CLASS    1 YEAR  5 YEARS  10 YEARS    SINCE 4/30/88
----------------------------------------------------------------------------------------------------------------------
Class I                                                       1/20/97
----------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                           9.27%    6.95%     6.63%            7.27%
----------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                           7.49%    4.68%     5.23%            6.31%
----------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                   5.64%    4.43%     4.75%            5.68%
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Treasury Index/2/
 (no deduction for fees, expenses or taxes)                                   9.28%    7.29%     6.83%            7.80%
----------------------------------------------------------------------------------------------------------------------
Lipper Short U.S. Government Fund Index/3/
 (no deduction for taxes)                                                     5.29%    5.87%     5.65%               *
----------------------------------------------------------------------------------------------------------------------

/1/ One Group Treasury & Agency Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund (inception 4/30/88) with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


/2/ The Lehman Brothers Intermediate Treasury Index is an unmanaged index comprised of U.S. Treasury-issued securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/3/ The Lipper Short U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

*    Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY


Treasury & Agency Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                      CLASS I
--------------------------------------------------------------------------
Investment Advisory Fees                                               .40%
--------------------------------------------------------------------------
Other Expenses                                                         .20%
--------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   .60%
--------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                            (.15)%
--------------------------------------------------------------------------
Net Expenses                                                           .45%
--------------------------------------------------------------------------


/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .45% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


1 YEAR/1/           3 YEARS         5 YEARS        10 YEARS
-----------------------------------------------------------
$      46           $   177         $   320        $    736
-----------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $61.

ONE GROUP(R)

High Yield Bond Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

What are the Fund's main investment strategies?


The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations. The Fund's investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund's investments. For more information about the High Yield Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?
A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What is a high yield bond?


A high yield bond or junk bond is a debt security that is rated below investment grade. (Such bonds also include unrated securities that Banc One Investment Advisors or Banc One High Yield Partners believes to be of comparable quality to debt securities that are rated below investment grade.) Such bonds are also called "non-investment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk.


What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

FUND SUMMARY


High Yield Bond Fund


MAIN RISKS


High Yield Bond Risk. The Fund's main investment strategy is to invest in high yield, high risk securities which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended as a long-term investment program for investors who are able and willing to assume a high degree of risk.


Smaller Companies. As part of its high yield strategy, the Fund invests in debt securities of smaller, newer companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in the value of their debt securities. This may cause unexpected decreases in the value of your investment in the Fund.

Sensitivity to Interest Rates and Economic Changes. The income and market value of the Fund's securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund's investments and the Fund's net asset value may be volatile.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND SUMMARY

High Yield Bond Fund

What are the main risks of investing in the Fund?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

                          1999    2000    2001    2002
                          ----    -----   ----    -----
                          3.26%   -3.53%  5.35%   -1.09%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 19.27%.

--------------------------------------------------------------------------------
Best Quarter: 5.71%   4Q2002         Worst Quarter: -4.24%   3Q2001
--------------------------------------------------------------------------------

FUND SUMMARY


High Yield Bond Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002

------------------------------------------------------------------------------------------------
                                                          INCEPTION                PERFORMANCE
                                                        DATE OF CLASS   1 YEAR    SINCE 11/13/98
------------------------------------------------------------------------------------------------
Class I                                                   11/13/98
------------------------------------------------------------------------------------------------
Return Before Taxes                                                      -1.09%             1.19%
------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                      -4.52%            -2.46%
------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares              -0.70%            -0.80%
------------------------------------------------------------------------------------------------
CSFB High Yield Index/1/
 (no deduction for fees, expenses or taxes)                               3.10%             2.74%
------------------------------------------------------------------------------------------------
CSFB High Yield Index, Developed Countries Only/2/
 (no deduction for fees, expenses or taxes)                               3.03%                *
------------------------------------------------------------------------------------------------
Lipper High Yield Bond Fund Index/3/
 (no deduction for taxes)                                                -2.41%            -0.87%
------------------------------------------------------------------------------------------------


/1/ The Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index comprised of securities that are selected primarily on the basis of size, liquidity and diversification to be representative of the high yield bond market. The performance of the index does not reflect the deduction of xpenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/2/ The Credit Suisse First Boston (CSFB) High Yield Index, Developed Countries Only is an unmanaged index (and a subindex of the CSFB High Yield Index) which contains only the issues of issuers from developing countries, excluding the issues of issuers from developing countries. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/3/ The Lipper High Yield Bond Fund Index is an unmanaged index typically comprised of the 30 largest mutual funds aimed at high current yields from fixed income securities. These funds have no quality or maturity restrictions and tend to invest in lower grade debt issues.

*    Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

FUND SUMMARY


High Yield Bond Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
-----------------------------------------------------------------------------
(fees paid directly from your investment)                             CLASS I
-----------------------------------------------------------------------------
Redemption Fee on shares held less than 90 days/1/
 (as a percentage of amount redeemed/exchanged)                          2.00%
-----------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                         CLASS I
-----------------------------------------------------------------------------
Investment Advisory Fees                                                  .75%
-----------------------------------------------------------------------------
Other Expenses                                                            .25%
-----------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     1.00%
-----------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                               (.10)%
-----------------------------------------------------------------------------
Net Expenses                                                              .90%
-----------------------------------------------------------------------------

/1/  Applies only to shares purchased on or after December 1, 2003.

/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .90% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1 YEAR/1/           3 YEARS         5 YEARS        10 YEARS
-----------------------------------------------------------
$      92           $   308         $   543        $  1,216
-----------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $102.

More About the Funds

Each of the nine Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


PRINCIPAL INVESTMENT STRATEGIES


This prospectus describes nine mutual funds with a variety of investment objectives, including total return, current income, and capital appreciation. Banc One Investment Advisors selects securities for the Funds by analyzing both individual securities and different industry sectors. Banc One Investment Advisors looks for sectors and securities that it believes will perform consistently well over time as measured by total return. The Funds attempt to enhance total return by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the Funds are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment (e.g., asset-backed securities and mortgage-backed securities). In addition, the principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.


                    FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

There can be no assurance that the Funds will achieve their investment objectives. Please note that the Funds may also use strategies that are not described below, but which are described in the Statement of Additional Information.

ONE GROUP ULTRA SHORT-TERM BOND FUND. The Fund invests in all types of debt securities including money market instruments, mortgage-backed securities and asset-backed securities. The Fund will maintain a maximum interest rate sensitivity approximately equal to that of a two-year U.S. Treasury security, although the Fund's actual interest rate sensitivity is expected to be approximately equal to that of a one-year U.S. Treasury security.

..    Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    The Fund will invest in adjustable rate mortgage pass-through securities and other securities representing an interest in or secured by mortgages with periodic interest rate resets (some of which may be subject to repurchase agreements). These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the Fund also may purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.


..    The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.


ONE GROUP SHORT-TERM BOND FUND. The Fund invests in all types of debt securities with short to intermediate maturities. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

..    Under normal circumstances, the Fund invests at least 80% of its assets in bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    Up to 20% of the Fund's total assets may be invested in preferred stock.

..    The Fund also may purchase taxable or tax-exempt municipal securities.


..    The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.


..    The Fund's effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments.

ONE GROUP INTERMEDIATE BOND FUND. The Fund invests in debt securities of all types including bonds, notes and U.S government obligations, rated as investment grade at the time of investment, (or, if unrated, determined by Banc One Investment Advisors, to be of comparable quality). U.S. government obligations include U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds and at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


..    Up to 20% of the Fund's total assets may be invested in preferred stock.

..    The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.


..    The Fund's average weighted maturity will ordinarily range between three and ten years, taking into account expected prepayment of principal on certain investments. The Fund may shorten that weighted average maturity to as little as one year for temporary defensive purposes.

             WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The terms "Intermediate" and "Short-Term" in a Fund's name refer to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund's portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.


ONE GROUP BOND FUND. The Fund invests in all types of debt securities rated as investment grade, (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), as well as preferred stock and loan participations. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. Generally, such bonds will have intermediate to long maturities.

..    The Fund also may purchase taxable or tax-exempt municipal securities.

..    The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

..    The Fund's average weighted maturity will ordinarily range between four and twelve years, although the Fund may shorten its weighted average maturity if deemed appropriate for temporary defensive purposes.

ONE GROUP INCOME BOND FUND. The Fund invests in all types of debt securities rated as investment grade or below investment grade, as well as preferred stock and loan participations.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

..    The Fund invests at least 70% of its total assets in all types of debt securities rated as investment grade at the time of investment or, if unrated, determined to be of comparable quality by Banc One Investment Advisors. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.


..    Up to 30% of the Fund's total assets may be invested in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade or, if unrated, determined by Banc One High Yield Partners, the Fund's sub-advisor, to be of comparable quality.

..    The Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category.

..    Up to 25% of the Fund's total assets may be invested in debt securities issued or guaranteed by foreign governments or their agencies and instrumentalities and debt securities issued by foreign corporations and supranational banks.

..    The Fund also may purchase taxable or tax-exempt municipal securities.


..    The Fund's average weighted maturity will ordinarily range between five and twenty years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

ONE GROUP MORTGAGE-BACKED SECURITIES FUND. The Fund invests in mortgage-backed securities and other securities representing an interest in or secured by mortgages.

..    Under normal circumstances, the Fund invests at least 80% of its assets in mortgage-backed securities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds.

..    The Fund will purchase securities issued or guaranteed by the Government
     National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Fund also may purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.

..    The Fund may purchase taxable or tax-exempt municipal securities.

..    The Fund may invest in debt securities that are rated in the lowest investment grade category.

..    The Fund's average weighted maturity will normally range between two and ten years although the Fund may shorten its weighted average if deemed appropriate for temporary defensive purposes.

ONE GROUP GOVERNMENT BOND FUND. The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities or related to securities issued by the U.S. government and its agencies and instrumentalities.

..    Under normal circumstances, the Fund will invest at least 80% of its assets in bonds issued by the U.S. government and its agencies and instrumentalities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government agencies or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.

..    The Fund's average weighted maturity will ordinarily range between three and fifteen years, taking into account expected prepayment of principal on certain investments. However, the Fund's average weighted remaining maturity may be outside this range if warranted by market conditions.


ONE GROUP TREASURY & AGENCY FUND. The Fund invests in U.S. Treasury and U.S. agency obligations including fixed income securities and mortgage-related securities. Under normal circumstances, the Fund will invest at least 80% of its assets in Treasury & Agency Obligations. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.


           WHAT IS A TREASURY & AGENCY OBLIGATION?

For purposes of the Treasury & Agency Fund, a Treasury & Agency obligation includes U.S. Treasury bills, notes and other obligations issued or guaranteed by U.S. government agencies and instrumentalities. Separately Traded Registered Interest and Principal Securities known as STRIPS and Coupons Under Book Entry Safekeeping known as CUBES.

..    The Fund also invests in other government-only investment companies, including money market funds of One Group. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The Fund also may invest in government mortgage-backed securities and government adjustable rate mortgage loans known as ARMs, as well as engage in securities lending.

..    Normally, the Fund's average weighted maturity will range between two and five years.


ONE GROUP HIGH YIELD BOND FUND. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by using a "bottom-up" research methodology.


          WHAT IS A BOTTOM-UP RESEARCH METHODOLOGY?

When Banc One High Yield Partners uses a bottom-up research methodology, it looks primarily at individual companies against the context of broader market factors.

For each issuer, Banc One High Yield Partners performs an in-depth analysis of the issuer including, business prospects, management, capital requirements, capital structure, enterprise value, and security structure and covenants. In addition, Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments, expediting the review of the

Fund's investments which are considered to be the most risky and having regular discussions with senior management of issuers of the Fund's investments.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

..    Under normal circumstances, the Fund invests at least 80% of its assets in bonds, loan participations, preferred stock, and other debt securities, which are rated below investment grade or unrated. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. The Fund may invest up to 100% of the Fund's total assets in lower rated or unrated securities.

..    Up to 20% of the Fund's total assets may be invested in other securities, including investment grade debt securities.

..    The Fund's average weighted maturity will ordinarily range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

INVESTMENT RISKS


The main risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.

FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of the Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligations.

DERIVATIVES. The Funds may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.


                    WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.


LOWER INVESTMENT GRADE SECURITIES. The Intermediate Bond Fund, the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Bond Fund, the Income Bond Fund, the Mortgage-Backed Securities Fund and the High Yield Bond Fund may purchase debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.


HIGH YIELD SECURITIES. The High Yield Bond Fund and, to a lesser extent, the Income Bond Fund invest in high yield securities that are unrated or rated below investment grade (commonly known as "junk bonds"). These securities are considered to be high risk investments. You should not invest in the Funds unless you are willing to assume the greater risk associated with high yield securities. These risks include the following:

..    Greater Risk of Loss. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities may be less creditworthy, highly indebted, financially distressed or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. If an issuer failed to pay principal or interest, the Funds would experience a decrease in income and a decline in the market value of its investments. The Funds also may incur additional expenses in seeking recovery from the issuer.

..    Sensitivity to Interest Rate and Economic Changes. The income and market value of the Funds' securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Funds' investments and the Funds' net asset values may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. In 2000, 2001 and 2002, the default rate for high yield securities has significantly increased compared with prior periods. For the nine month period ending September 30, 2003, the default rate for high yield securities was 3.70%.

..    Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the Funds' investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for certain of the Funds' investments, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

..    Liquidity. There may be no established secondary or public market for the
     Funds' investments. In addition, a major portion of an issue of lower-rated securities may be held by relatively few institutional purchasers at times. As a result, the Funds may be required to sell investments at substantial losses or retain them indefinitely even where an issuer's financial condition is deteriorating.

..    High Yield Bond Market. Economic downturn, continued volatility in the capital markets or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

..    Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, the Funds will not rely solely on ratings issued by established credit rating agencies, but will use such ratings in conjunction with Banc One Investment Advisors' or Banc One High Yield Partners' independent and ongoing review of credit quality. (Please see "Description of Ratings" in the Statement of Additional Information.) Because investments in lower rated or unrated securities involve greater investment risk, achievement of the Funds' investment objectives will be more dependent on Banc One Investment Advisor's or Banc One High Yield Partners' credit analysis than would be the case if the Funds were investing in higher rated securities. The Funds may seek to hedge investments through transactions in options, futures contracts and related options. The Funds also may use swap agreements to further manage exposure to lower rated securities.


SMALL-CAPITALIZATION COMPANIES. Investments in smaller, younger companies may be riskier and more volatile than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

FOREIGN SECURITIES. Investments in foreign securities involve risks different from investments in U.S. securities. These risks include the risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of the Funds that invest in foreign securities is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.


For more information about risks associated with the types of investments that the Funds purchase, please read "Fund Summaries: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.

PORTFOLIO QUALITY

Various rating organizations (like Standard & Poor's Corporation and Moody's Investors Service) assign ratings to securities (other than equity securities). Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

The Funds only purchase securities that meet the rating criteria described below. Banc One Investment Advisors (or Banc One High Yield Partners with respect to the High Yield Bond Fund and the portion of the Income Bond Fund subadvised by it) will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors (or Banc One High Yield Partners with respect to the High Yield Bond Fund and the portion of the Income Bond Fund subadvised by it) must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, Banc One Investment Advisors (or Banc One High Yield Partners) will consider such an event in determining whether the Fund should continue to hold the security.

DEBT SECURITIES

..    The Government Bond Fund and the Treasury & Agency Fund may invest in debt securities rated in any of the three highest investment grade rating categories.

..    The Ultra Short-Term Bond Fund, the Intermediate Bond Fund, the Short-Term
     Bond Fund, the Bond Fund and the Mortgage-Backed Securities Fund may invest in debt securities rated in any of the four investment grade rating categories.


..    The Income Bond Fund and the High Yield Bond Fund may purchase securities in any rating category, although foreign debt securities purchased by the Income Bond Fund must be rated in one of the three highest investment grade rating categories. Please read "Fund Summaries: Investments, Risk & Performance" and "Investment Risks" for more information about the Income Bond Fund and the High Yield Bond Fund.


PREFERRED STOCK

..    The Short-Term Bond Fund, the Bond Fund and the Intermediate Bond Fund may
     only invest in preferred stock rated in any of the four highest rating categories.

..    The Mortgage-Backed Securities Fund may invest only in preferred stock rated in any of the three highest rating categories.

..    The Income Bond Fund and the High Yield Bond Fund may invest in preferred stock in any rating category.

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

MUNICIPAL SECURITIES

..    The Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Intermediate
     Bond Fund and the Bond Fund may only invest in municipal bonds rated in any of the four highest rating categories.

..    The Mortgage-Backed Securities Fund may only invest in municipal bonds rated in any of the three highest rating categories.

..    The Ultra Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund
     and the Mortgage-Backed Securities Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations which are rated in the highest or second highest rating categories. The Short-Term Bond Fund may invest in such securities only if they are rated in the highest rating category.

..    The Income Bond Fund and the High Yield Bond Fund may invest in municipal securities rated in any category.

 COMMERCIAL PAPER

..    The Intermediate Bond Fund, the Short-Term Bond Fund, the Bond Fund, the
     Ultra Short-Term Bond Fund and the Mortgage-Backed Securities Fund may invest in commercial paper rated in the highest or second highest rating category.

..    The High Yield Bond Fund and the Income Bond Fund may invest in commercial paper rated in any category.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS


For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash or CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, produce taxable income, and prevent the Funds from meeting their investment objectives.

                 WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.


PORTFOLIO TURNOVER


The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 2003 is shown in the Financial Highlights.


To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

How to Do Business with One Group Mutual Funds

PURCHASING FUND SHARES

Where can I buy shares?
You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").

Who may purchase Class I shares?
Class I shares may be purchased by:


..    Institutional investors such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Fund's transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

..    If you have questions about eligibility, please call 1-877-691-1118.


When can I buy shares?


..    Purchases may be made on any business day. This includes any day that the
     Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
     New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


..    Purchase requests received before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.


..    The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order. The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.


..    Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?
..    Shares are sold at net asset value ("NAV").


..    NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

..    The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund's NAV is calculated that security may be valued by another method that the Funds believe accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


..    A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.   Decide how much you want to invest.

     . The minimum initial investment for Class I shares is $200,000 per Fund.

     . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

     .    Subsequent investments must be at least $5,000 per Fund.


     . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b), SIMPLE IRA and wrap fee accounts). One Group reserves the right to waive any investment minimum. For further information on investment minimum waivers, call
          1-877-691-1118.


3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


     Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you including your social security number, tax identification number or other indentifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.

     . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

     . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.   Send the completed Account Application and a check to:


     ONE GROUP MUTUAL FUNDS
     P. O. BOX 8528
     BOSTON, MA 02266-8528


     . If you choose to pay by wire, please call 1-877-691-1118 and authorize a wire to:

          STATE STREET BANK AND TRUST COMPANY
          ATTN: CUSTODY AND SHAREHOLDER SERVICES
          ABA 011 000 028
          DDA 99034167
          FBO ONE GROUP FUND
           (EX: ONE GROUP ABC FUND-I)
          YOUR FUND NUMBER & ACCOUNT NUMBER
           (EX: FUND 123-ACCOUNT 123456789)
          YOUR ACCOUNT REGISTRATION
           (EX: ABC CORPORATION)

All checks must be in U.S. dollars. One Group does not accept cash, starter checks or credit card checks. One Group reserves the right to refuse "third party checks". Checks made payable to any individual or company and endorsed to One Group Mutual Funds are considered third party checks.

All checks must be payable to one of the following:


     .    One Group Mutual Funds; or

     .    The specific Fund in which you are investing.


5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.


Can I purchase shares over the telephone?
Yes. Simply select this option on your Account Application Form and then:

..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

..    Authorize a bank transfer or initiate a wire transfer to the following wire address:


     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
      (EX: ONE GROUP ABC FUND-I)
     YOUR FUND NUMBER & ACCOUNT NUMBER
      (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
      (EX: ABC CORPORATION)


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

EXCHANGING FUND SHARES

What are my exchange privileges?
You may exchange:

..    Class I shares of a Fund for Class A shares of that Fund or for Class A or
     Class I shares of another One Group Fund.

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

..    One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.


..    Before making an exchange request, you should read the prospectus of the
     One Group Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling
     1-877-691-1118.


When are exchanges processed?
Exchanges are processed the same business day they are received, provided:


..    State Street Bank and Trust Company receives the request by 4:00 p.m. ET.


..    You have provided One Group with all of the information necessary to process the exchange.


..    You have contacted your Shareholder Servicing Agent, if necessary.


Do I pay a sales charge on an exchange?


Generally, you will not pay a sales charge on an exchange. However:

..    You will pay a sales charge if you own Class I shares of a Fund and you want to exchanges those shares for Class A shares of that Fund or Class A of One Group Fund that does not charge a sales charge, unless you qualify for a sales charge waiver.


Do I pay a redemption fee on exchanges?


..    Because exchanges involve redemptions, you will pay a redemption fee of
     2.00% of the value of the shares redeemed if you exchange shares of the High Yield Bond Fund for shares of another One Group Fund within 90 days of purchase (if you purchase such shares on or after December 1, 2003). The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed on a systematic basis including shares redeemed as a part of a regular rebalancing program, such as a wrap program, where the redemptions do not result in excessive exchange activity. For a discussion of excessive exchange activity, please review "Are there limits on exchanges?." The redemption fee will apply only to shares of the High Yield Bond Fund purchased on or after December 1, 2003.


Are exchanges taxable?
Generally:

..    An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

..    An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

..    You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?


Yes, except for the Ultra Short-Term Bond Fund, the Short-Term Bond Fund and the Treasury & Agency Fund. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

..    To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other. For this purpose, substantive means an exchange in excess of $50,000.


..    Excessive exchange activity will result in revocation of your exchange privilege.

..    In addition, One Group reserves the right to reject any exchange request
     (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


..    The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.

..    Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund's minimum balance requirement. If your account is closed for this reason, you will not be charged a redemption fee. For information on the minimum required balance, please read, "How do I open an account?."


REDEEMING FUND SHARES

When can I redeem shares?
You may redeem all or some of your shares on any day that the Funds are open for business.

..    Redemption requests received before 4:00 p.m. ET (or when the NYSE closes)
     will be effective that day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?
You may use any of the following methods to redeem your shares:

     1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

          ONE GROUP MUTUAL FUNDS
          P.O. BOX 8528
          BOSTON, MA 02266-8528

     2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is for shares worth $50,000 or less; and

     2.   The redemption is payable to the shareholder of record; and


     3. The redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account currently designated on your One Group account.


..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


     1.   A financial institution; or


     2.   Your Shareholder Servicing Agent.


..    State Street Bank and Trust Company may charge you a wire redemption fee.
     The current fee is $7.00.

..    Your redemption proceeds will be paid within seven (7) days after receipt of the redemption request.

..    One Group may hold redemption proceeds from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as five (5) business days.


What will my shares be worth?


..    If the Fund receives your redemption request before 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV minus the amount of any applicable redemption fee. Please read "How much do shares cost?."

..    If you sell your shares of the High Yield Bond Fund within 90 days of purchase (if you purchase such shares on or after December 1, 2003), you will pay a redemption fee of 2.00% on the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed on a systematic basis including shares redeemed as part of a regular rebalancing program, such as a wrap program, where the redemptions do not result in excessive exchange activity. For a discussion of excessive exchange activity, please review "Are there limits on exchanges?." The redemption fees are paid to the Funds and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in funds assets levels and cash flow caused by short-term shareholder trading. The redemption fee will apply only to shares of the High Yield Bond Fund purchased on or after December 1, 2003.


Can I redeem by telephone?
Yes, if you selected this option on your Account Application Form.


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

..    Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.


..    The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.

..    Your shares may be automatically redeemed and your account closed if you no longer meet the Fund's minimum balance requirement. If your account is closed for this reason, you will not be charged a redemption fee. For information on the minimum required balance, please read "How do I open an account?."


..    One Group may suspend your ability to redeem when:


     1.   Trading on the NYSE is restricted.


     2.   The NYSE is closed (other than weekend and holiday closings).

     3.   The SEC has permitted a suspension.

     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

.. You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

Privacy Policy

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information
We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties
We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to

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protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

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Shareholder Information

VOTING RIGHTS


The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


DIVIDEND POLICIES

DIVIDENDS

The Funds generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. To maintain a relatively even rate of distributions from the Treasury & Agency Fund, the monthly distributions for that Fund may be fixed from time to time at rates consistent with Banc One Investment Advisors' long-term earnings expectations.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of payment.

DIVIDEND REINVESTMENT


You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-877-691-1118.


TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS
A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your

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transactions. For more information about your specific tax situation, please consult your tax advisor.

TAXATION OF DISTRIBUTIONS


Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning on or before December 31, 2008.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF ZERO COUPON SECURITIES


Some of the Funds may acquire certain securities issued with original issue discount (including zero coupon securities). Current federal tax law requires that a holder (such as a Fund) of such a security must include in taxable income a portion of the original issue discount which accrues during the tax year on such security even if a Fund receives no payment in cash on the security during the year. As an investment company, a Fund must pay out substantially all of its net investment income each year, including any original issue discount. Accordingly, a Fund may be required to pay out in income distribution each year an amount which is greater than the total amount of cash interest a Fund actually received. Such distributions will be made from the cash assets of a Fund or by liquidation of investments if necessary. If a distribution of cash necessitates the liquidation of investments, Banc One Investment Advisors or the sub-advisor will select which securities to sell and a Fund


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


may realize a gain or loss from those sales. In the event a Fund realizes net capital gains from these transactions, you may receive a larger capital gain distribution, if any, than you would in the absence of such transactions.


TAXATION OF FOREIGN INVESTMENTS


The Fund's investments in foreign securities may be subject to foreign withholding. In that case, the yield on those securities would be reduced. You may, however, be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Funds' distributions.


TAXATION OF RETIREMENT PLANS


Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.


TAX INFORMATION


The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.


SHAREHOLDER STATEMENTS AND REPORTS

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.


If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

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In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.


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Management of One Group Mutual Funds

THE ADVISOR


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


THE SUB-ADVISOR


Banc One High Yield Partners, LLC (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211), is the sub-advisor to the High Yield Bond Fund and the Income Bond Fund. Banc One High Yield Partners was formed in June 1998 to provide investment advisory services related to high-yield, high-risk investments to the High Yield Bond Fund and other advisory clients. Banc One High Yield Partners is controlled by Banc One Investment Advisors and Pacholder Associates, Inc. As of June 30, 2003, Banc One High Yield Partners managed over $1.2 billion in assets.


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ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:


                                                              ANNUAL RATE
                                                            AS PERCENTAGE OF
FUND                                                    AVERAGE DAILY NET ASSETS

One Group(R) Ultra Short-Term Bond Fund                           .24%
--------------------------------------------------------------------------------
One Group(R) Short-Term Bond Fund                                 .34%
--------------------------------------------------------------------------------
One Group(R) Intermediate Bond Fund                               .36%
--------------------------------------------------------------------------------
One Group(R) Bond Fund                                            .38%
--------------------------------------------------------------------------------
One Group(R) Income Bond Fund/1/                                  .42%
--------------------------------------------------------------------------------
One Group(R) Mortgage-Backed Securities Fund                      .21%
--------------------------------------------------------------------------------
One Group(R) Government Bond Fund                                 .40%
--------------------------------------------------------------------------------
One Group(R) Treasury & Agency Fund                               .20%
--------------------------------------------------------------------------------
One Group(R) High Yield Bond Fund/1/                              .64%


/1/ Includes fees paid by Banc One Investment Advisors to Banc One High Yield Partners, the sub-advisor to the High Yield Bond Fund and the Income Bond Fund.

THE FUND MANAGERS


The Funds are managed by a team of portfolio managers and research analysts. The portfolio managers work together to establish general duration, sector and yield curve strategies for the Funds. Each team member makes recommendations about securities to be purchased and sold in the Funds. The research analysts provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Funds.

Douglas Swanson is the portfolio manager for the One Group Bond Fund, the One Group Intermediate Bond Fund and the One Group Mortgage-Backed Securities Fund, as well as the leader of the Taxable Bond Team. In addition to the One Group Bond Fund, the One Group Intermediate Bond Fund and the One Group Intermediate Bond Fund, the Taxable Bond Team is responsible for the One Group Ultra-Short Term Bond Fund, the One Group Short-Term Bond Fund, the One Group Government Bond Fund, the One Group Treasury & Agency Fund and the One Group High Yield Bond Fund. Prior to joining Banc One Investment Advisors in 1998, Mr. Swanson was a First Vice President at First Chicago NBD Corporation, where he was responsible for managing government and corporate securities. During the same time period, Mr. Swanson also managed several series of the Pegasus Funds.

Duane Huff manages the non-dollar denominated portfolio of the One Group Income Bond Fund, a position he assumed in 2001. From 1999 to 2001, Mr. Huff


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


managed Banc One Investment Advisors' liquidity management unit. Prior to joining Banc One Investment Advisors in 1999 Mr. Huff was a First Vice President in taxable fixed income trading at First Chicago NBD Corporation. Mr. Huff joined First Chicago NBD Corporation in 1996.

Ricardo Cipicchio, CFA, is the portfolio manager for the One Group Short-Term Bond Fund and the One Group Income Bond Fund. From 1998 to 2003, Mr. Cipicchio was a member of the team managing these Funds. Prior to joining Banc One Investment Advisors in 1998, Mr. Cipicchio was a First Vice President at First Chicago NBD Corporation where he was responsible for managing the Pegasus Short Bond Fund and the Pegasus Multi Sector Bond Fund.

Scott Grimshaw, CFA, is the portfolio manager for the One Group Treasury & Agency Fund and the fixed income portion of the One Group Balanced Fund. From 1994 to 2003, Mr. Grimshaw was a member of the team managing these Funds.

Mark Jackson, CFA, is the portfolio manager for the One Group Income Bond Fund. From 1998 to 2003, Mr. Jackson was a member of the team managing the One Group Income Bond Fund. Prior to joining Banc One Investment Advisors in 1998, Mr. Jackson was a First Vice President at First Chicago NBD Corporation and associate manager of the Pegasus Multi Sector Bond Fund. Before joining First Chicago NBD Corporation in 1996, Mr. Jackson served as a portfolio manager for Alexander Hamilton Life Insurance Company from 1993 to 1996.

Michael Sais, CFA, is the portfolio manager for the One Group Ultra-Short Term Bond Fund and the One Group Government Bond Fund. Mr. Sais has been a member of the team managing these Funds since 1994. Prior to joining Banc One Investment Advisors in 1994, Mr. Sais held investment management positions at Valley National Bank in Phoenix, Arizona, PriMerit in Las Vegas, Nevada, and Citibank.

Banc One High Yield Partners, LLC. William Morgan is the portfolio manager and leader of the team managing the High Yield Bond Fund and that portion of the Income Bond Fund sub-advised by Banc One High Yield Partners. Mr. Morgan has been the Vice President-Portfolio Manager of Banc One High Yield Partners since October 2000 and a member of the board of managers since the company's inception. Mr. Morgan has also served as the President and Director of Pacholder Associates, Inc., a registered investment adviser, for over 10 years.

Legal Proceedings

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn,

          Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One

          Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group


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


          Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One

          Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                      YEAR ENDED JUNE 30,
ULTRA SHORT-TERM BOND FUND                   ---------------------------------------------------------------------------
CLASS I                                         2003            2002            2001             2000            1999
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $      9.95     $      9.86     $      9.73      $      9.77     $     9.87
------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                             0.27            0.40            0.62             0.58           0.56
  Net realized and unrealized gains (losses)
   from investments and futures                     0.04            0.10            0.13            (0.04)         (0.11)
------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                    0.31            0.50            0.75             0.54           0.45
------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                            (0.29)          (0.41)          (0.62)           (0.58)         (0.55)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $      9.97     $      9.95     $      9.86      $      9.73     $     9.77
========================================================================================================================
Total Return                                        3.12%           5.15%           7.94%            5.66%          4.66%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)          $ 1,127,169     $   581,377     $   299,209      $   261,592     $  259,873
  Ratio of expenses to average net assets           0.45%           0.40%           0.40%            0.40%          0.32%
  Ratio of net investment income to average
   net assets                                       2.61%           3.94%           6.27%            5.93%          5.63%
  Ratio of expenses to average net assets*          0.77%           0.77%           0.74%            0.77%          0.79%
  Portfolio turnover(A)                            35.80%          38.72%          37.62%           32.68%         38.70%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                   YEAR ENDED JUNE 30,
SHORT-TERM BOND FUND                         --------------------------------------------------------------
CLASS I                                         2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     10.73  $     10.57  $     10.29  $     10.40  $    10.51
-----------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                             0.39         0.51         0.60         0.59        0.59
  Net realized and unrealized gains (losses)
   from investments                                 0.17         0.18         0.28        (0.11)      (0.11)
-----------------------------------------------------------------------------------------------------------
Total from Investment Activities                    0.56         0.69         0.88         0.48        0.48
-----------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                            (0.42)       (0.53)       (0.60)       (0.59)      (0.59)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $     10.87  $     10.73  $     10.57  $     10.29  $    10.40
===========================================================================================================
Total Return                                        5.28%        6.67%        8.77%        4.81%       4.67%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)          $   923,772  $   810,740  $   670,111  $   726,539  $  804,883
  Ratio of expenses to average net assets           0.55%        0.55%        0.54%        0.53%       0.53%
  Ratio of net investment income to average
   net assets                                       3.60%        4.87%        5.79%        5.77%       5.61%
  Ratio of expenses to average net assets*          0.81%        0.81%        0.81%        0.81%       0.81%
  Portfolio turnover(A)                            27.23%       49.58%       46.42%       25.93%      37.22%

                                                                                      SIX MONTHS         YEAR ENDED
                                                YEAR ENDED JUNE, 30                      ENDED          DECEMBER 31,
INTERMEDIATE BOND                 --------------------------------------------------    JUNE 30,        ------------
FUND CLASS I                          2003        2002         2001         2000        1999(B)            1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                           $     10.70  $     10.50  $     10.07  $     10.28  $     10.61       $        10.48
--------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                  0.59         0.65         0.63         0.62         0.32               0.63
  Net realized and
   unrealized gains (losses)
   from investments                      0.33         0.21         0.43        (0.21)       (0.33)              0.14
--------------------------------------------------------------------------------------------------------------------
Total from Investment
  Activities                             0.92         0.86         1.06         0.41        (0.01)              0.77
--------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                 (0.61)       (0.66)       (0.63)       (0.62)       (0.32)             (0.64)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD    $     11.01  $     10.70  $     10.50  $     10.07  $     10.28       $      10.61
====================================================================================================================
Total Return                             8.79%        8.37%       10.76%        4.12%       (0.08)%(C)          7.62%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
   (000)                          $ 1,362,926  $ 1,183,685  $ 1,129,645  $ 1,179,116  $ 1,385,890       $    567,609
  Ratio of expenses to average
   net assets                            0.58%        0.58%        0.58%        0.58%        0.62%(D)           0.66%
  Ratio of net investment income
   to average net assets                 5.51%        6.13%        6.05%        6.10%        6.27%(D)           6.02%
  Ratio of expenses to average
   net assets*                           0.82%        0.82%        0.80%        0.81%        0.77%(D)           0.66%
  Portfolio turnover(A)                 24.13%       33.02%       22.58%        6.08%        9.24%             50.32%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (B) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Intermediate Bond Fund. (C) Not annualized. (D) Annualized.

                                                                                        SIX MONTHS         YEAR ENDED
                                                YEAR ENDED JUNE 30,                        ENDED          DECEMBER 31,
BOND FUND                         --------------------------------------------------      JUNE 30,        ------------
CLASS I                               2003        2002         2001         2000          1999(A)             1998
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                           $     10.82  $     10.59  $     10.08  $     10.34    $     10.78       $      10.59
----------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                  0.64         0.69         0.67         0.65           0.35               0.65
  Net realized and unrealized
   gains (losses) from
   investments                           0.36         0.28         0.50        (0.26)         (0.44)              0.19
----------------------------------------------------------------------------------------------------------------------
Total from Investment
  Activities                             1.00         0.97         1.17         0.39          (0.09)              0.84
----------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                 (0.63)       (0.71)       (0.66)       (0.65)         (0.35)             (0.65)
  Net realized gains (losses)
   on investments                       (0.01)       (0.03)           -            -              -                  -
----------------------------------------------------------------------------------------------------------------------
Total Distributions                     (0.64)       (0.74)       (0.66)       (0.65)         (0.35)             (0.65)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD    $     11.18  $     10.82  $     10.59  $     10.08    $     10.34       $      10.78
======================================================================================================================
Total Return                             9.51%        9.39%       11.85%        3.94%         (0.87)%(B)          8.17%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
   (000)                          $ 4,365,709  $ 2,874,707  $ 2,093,516  $ 1,687,041    $ 1,330,527       $  1,277,246
  Ratio of expenses to average
   net assets                            0.60%        0.60%        0.60%        0.60%          0.64%(C)           0.64%
  Ratio of net investment income
   to average net assets                 5.80%        6.35%        6.40%        6.44%          6.65%(C)           6.10%
  Ratio of expenses to average
   net assets*                           0.82%        0.83%        0.83%        0.83%          0.75%(C)           0.64%
Portfolio turnover(D)                   22.93%       31.88%       20.58%       16.19%         10.89%             34.69%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Bond Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                      SIX MONTHS        YEAR ENDED
                                                YEAR ENDED JUNE 30,                      ENDED         DECEMBER 31,
INCOME BOND FUND                  --------------------------------------------------    JUNE 30,       ------------
CLASS I                               2003        2002         2001         2000        1999(A)           1998
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                           $      7.81  $      7.75  $      7.51  $      7.68  $      8.10      $       8.01
-------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                  0.48         0.48         0.49         0.48         0.22              0.47
  Net realized and unrealized
   gains (losses) from
   investments                           0.29         0.06         0.24        (0.17)       (0.35)             0.14
-------------------------------------------------------------------------------------------------------------------
Total from Investment
 Activities                              0.77         0.54         0.73         0.31        (0.13)             0.61
-------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                 (0.48)       (0.48)       (0.49)       (0.48)       (0.23)            (0.47)
  Net realized gains (losses)
   on investments                           -            -            -            -        (0.06)            (0.05)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                     (0.48)       (0.48)       (0.49)       (0.48)       (0.29)            (0.52)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD    $      8.10  $      7.81  $      7.75  $      7.51  $      7.68      $       8.10
===================================================================================================================
Total Return                            10.10%        7.08%       10.00%        4.19%       (1.68)%(B)         7.82%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
   (000)                          $ 1,276,529  $ 1,312,171  $ 1,336,566  $ 1,317,128  $ 1,328,702      $    385,672
  Ratio of expenses to average
   net assets                            0.64%        0.64%        0.64%        0.62%        0.62%(C)          0.65%
  Ratio of net investment
   income to average net
   assets                                5.91%        6.09%        6.41%        6.35%        5.92%(C)          5.79%
  Ratio of expenses to average
   net assets*                           0.82%        0.81%        0.81%        0.81%        0.76%(C)          0.65%
  Portfolio turnover(D)                 16.42%       22.96%       18.18%       25.10%       20.55%            41.69%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi-Sector Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Multi-Sector Bond Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                             YEAR ENDED          AUGUST 18,
                                                              JUNE 30,            2000 TO
MORTGAGE-BACKED SECURITIES FUND                       -------------------------   JUNE 30,
CLASS I                                                  2003            2002      2001(A)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     10.89    $    10.47    $    10.00
---------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                      0.62          0.76          0.63
  Net realized and unrealized gains (losses) from           (0.06)         0.43          0.46
   investments
---------------------------------------------------------------------------------------------
Total from Investment Activities                             0.56          1.19          1.09
---------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                     (0.69)        (0.76)        (0.62)
  Net realized gains (losses) on investments                (0.01)        (0.01)           --
---------------------------------------------------------------------------------------------
Total Distributions                                         (0.70)        (0.77)        (0.62)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $     10.75    $    10.89    $    10.47
=============================================================================================
Total Return                                                 5.30%        11.71%        11.12%(B)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                   $ 1,137,661    $  613,936    $  357,777
  Ratio of expenses to average net assets                    0.40%         0.40%         0.40%(C)
  Ratio of net investment income to average net assets       5.56%         7.28%         7.14%(C)
  Ratio of expenses to average net assets*                   0.55%         0.57%         0.58%(C)
  Portfolio turnover(D)                                     35.73%        29.77%        12.71%

                                                                      YEAR  ENDED JUNE 30,
GOVERNMENT BOND FUND                                  -----------------------------------------------------
CLASS I                                                 2003       2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   10.25  $    9.93  $    9.54  $    9.73  $   10.11
-----------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                    0.56       0.58       0.60       0.59       0.58
  Net realized and unrealized gains (losses) from
   investments and futures                                 0.40       0.32       0.39      (0.19)     (0.38)
-----------------------------------------------------------------------------------------------------------
Total from Investment Activities                           0.96       0.90       0.99       0.40       0.20
-----------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                   (0.55)    (0.58)      (0.60)     (0.59)     (0.58)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $   10.66  $   10.25  $    9.93  $    9.54  $    9.73
===========================================================================================================
Total Return                                               9.58%      9.22%     10.62%      4.33%      1.94%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                   $ 727,267  $ 785,343  $ 812,766  $ 866,755  $ 964,576
  Ratio of expenses to average net assets                  0.62%      0.62%      0.62%      0.62%      0.62%
  Ratio of net investment income to average net
   assets                                                  5.25%      5.63%      6.12%      6.21%      5.77%
  Ratio of expenses to average net assets*                 0.68%      0.68%      0.67%      0.66%      0.66%
  Portfolio turnover(D)                                   19.29%     23.51%     12.63%     25.30%     80.86%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                      YEAR  ENDED JUNE 30,
TREASURY & AGENCY FUND                                -----------------------------------------------------
CLASS I                                                 2003       2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   10.32  $   10.03  $    9.64  $    9.81    $ 10.09
-----------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                    0.41       0.47       0.58       0.57       0.57
  Net realized and unrealized gains (losses) from
   investments                                             0.43       0.29       0.38      (0.15)     (0.21)
-----------------------------------------------------------------------------------------------------------
Total from Investment Activities                           0.84       0.76       0.96       0.42       0.36
-----------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                   (0.41)     (0.47)     (0.57)     (0.57)     (0.57)
  Net realized gains (losses) on investments                  -          -          -      (0.02)     (0.07)
-----------------------------------------------------------------------------------------------------------
Total Distributions                                       (0.41)     (0.47)     (0.57)     (0.59)     (0.64)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $   10.75  $   10.32  $   10.03  $    9.64  $    9.81
===========================================================================================================
Total Return                                               8.28%      7.69%     10.22%      4.42%      3.54%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                   $  51,797  $  54,819  $  51,371  $  65,437  $  79,958
  Ratio of expenses to average net assets                  0.40%      0.40%      0.40%      0.38%      0.36%
  Ratio of net investment income to average net assets     3.86%      4.59%      5.79%      5.89%      5.60%
  Ratio of expenses to average net assets*                 0.60%      0.60%      0.60%      0.63%      0.65%
  Portfolio turnover(D)                                   33.28%     41.45%     48.21%     30.02%     76.73%


                                                                                                    NOVEMBER 13,
                                                                  YEAR ENDED JUNE 30,                 1998 TO
HIGH YIELD BOND FUND                                  -------------------------------------------     JUNE 30,
CLASS I                                                 2003       2002        2001       2000        1999(A)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    7.31  $    8.20   $    8.90  $    9.87   $      10.00
----------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                    0.67       0.72        0.86       0.89           0.51
  Net realized and unrealized gains (losses)               0.62      (0.89)      (0.70)     (0.97)         (0.13)
   from investments
----------------------------------------------------------------------------------------------------------------
Total from Investment Activities                           1.29      (0.17)       0.16      (0.08)          0.38
----------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                   (0.67)     (0.72)      (0.86)     (0.89)         (0.51)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $    7.93  $    7.31   $    8.20  $    8.90   $       9.87
================================================================================================================
Total Return                                              18.90%     (2.34)%      1.89%     (0.75)%         3.80%(B)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                   $ 715,924  $ 468,111   $ 349,396  $ 218,780   $    137,433
  Ratio of expenses to average net assets                  0.89%      0.90%       0.89%      0.88%          0.89%(C)
  Ratio of net investment income to average
   net assets                                              9.23%      9.21%      10.18%      9.63%          8.48%(C)
  Ratio of expenses to average net assets*                 1.00%      1.02%       1.01%      1.03%          1.18%(C)
  Portfolio turnover(D)                                   51.75%     34.02%      29.98%     35.14%         28.02%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

Appendix A

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

FUND NAME                                               FUND CODE
-----------------------------------------------------------------
One Group(R) Ultra Short-Term Bond Fund                   1
-----------------------------------------------------------------
One Group(R) Short-Term Bond Fund                         2
-----------------------------------------------------------------
One Group(R) Intermediate Bond Fund                       3
-----------------------------------------------------------------
One Group(R) Bond Fund                                    4
-----------------------------------------------------------------
One Group(R) Income Bond Fund                             5
-----------------------------------------------------------------
One Group(R) Government Bond Fund                         6
-----------------------------------------------------------------
One Group(R) Treasury & Agency Fund                       7
-----------------------------------------------------------------
One Group(R) High Yield Bond Fund                         8
-----------------------------------------------------------------
One Group(R) Mortgage-Backed Securities Fund              9
-----------------------------------------------------------------

                                                        FUND         RISK
INSTRUMENT                                              CODE         TYPE
--------------------------------------------------------------------------------
Adjustable Rate Mortgage Loans ("ARMs"):                1-9          Prepayment
Loans in a mortgage pool which provide for a                         Market
fixed initial mortgage interest rate for a                           Credit
specified period of time, after which the rate                       Regulatory
may be subject to periodic adjustments.
--------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by          1-5, 8, 9    Prepayment
company receivables, home equity loans, truck and                    Market
auto loans, leases, credit card receivables                          Credit
and other securities backed by other types of                        Regulatory
receivables or other assets.
--------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time         1-5, 8, 9    Credit
drafts drawn on and accepted by a commercial                         Liquidity
bank. Maturities are generally six months or                         Market
less.

                                                        FUND         RISK
INSTRUMENT                                              CODE         TYPE
--------------------------------------------------------------------------------
Call and Put Options: A call option gives the           1-6, 8, 9    Management
buyer the right to buy, and obligates the seller of                  Liquidity
the option to sell, a security at a specified price                  Credit
at a future date. A put option gives the buyer the                   Market
right to sell, and obligates the seller of the                       Leverage
option to buy, a security at a specified price at a
future date. The Funds will sell only covered call
and secured put options.
--------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments         1-5, 8, 9    Market
with a stated maturity.                                              Credit
                                                                     Liquidity
--------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured                 1-5, 8, 9    Credit
short-term promissory notes issued by                                Liquidity
corporations and other entities. Maturities                          Market
generally vary from a few days to nine months.
--------------------------------------------------------------------------------
Common Stock: Shares of ownership of a                  8            Market
company.
--------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock        1, 3-5,      Market
that can convert to common stock.                       8, 9         Credit
--------------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and          1-5, 8, 9    Market
non-convertible debt securities.                                     Credit
--------------------------------------------------------------------------------
Currency Futures and Related Options:                   5            Management
Transactions in financial futures and related                        Liquidity
options, which are generally described below. A                      Credit
Fund will enter into these transactions in                           Market
foreign currencies for hedging purposes only.                        Political
                                                                     Leverage
                                                                     Foreign
                                                                     Investment
--------------------------------------------------------------------------------
Demand Features: Securities that are subject to         1-5, 8, 9    Market
puts and standby commitments to purchase the                         Liquidity
securities at a fixed price (usually with accrued                    Management
interest) within a fixed period of time following
deamnd by a Fund.
--------------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in               1-9          Credit
fixed rate mortgage loans or mortgage pools                          Prepayment
which bear simple interest at fixed annual rates                     Regulatory
and have short to long term final maturities.                        Market

                                                        FUND         RISK
INSTRUMENT                                              CODE         TYPE
--------------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign        1-5, 8, 9    Market
companies, debt securities issued or guaranteed                      Political
by foreign governments or any of their agencies                      Liquidity
and instrumentalities, as well as commercial                         Foreign
paper of foreign issuers and obligations of                          Investment
foreign banks, overseas branches of U.S. banks
and supranational entities.
--------------------------------------------------------------------------------
Forward Foreign Exchange Transactions:                  5            Management
Contractual agreement to purchase or sell one                        Liquidity
specified currency for another currency at a                         Credit
specified future date and price. A Fund will                         Market
enter into forward foreign exchange                                  Political
transactions for hedging purposes only.                              Leverage
                                                                     Foreign
                                                                     Investment
--------------------------------------------------------------------------------
Futures and Related Options: A contract                 1-6, 8, 9    Management
providing for the future sale and purchase of a                      Market
specified amount of a specified security, class of                   Credit
securities, or an index at a specified time in the                   Liquidity
future and at a specified price.                                     Leverage
--------------------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate        1-6, 8, 9    Market
debt instruments with interest rates that reset                      Leverage
in the opposite direction from the market rate of                    Credit
interest to which the inverse floater is indexed.
--------------------------------------------------------------------------------
Investment Company Securities: Shares of other          1-9          Market
mutual funds, including One Group money
market funds and shares of other money
market mutual funds for which Banc One
Investment Advisors or its affiliates serve as investment advisor or administrator. The
Treasury & Agency Fund and the Government
Bond Fund will purchase only shares of
investment companies which invest exclusively in U.S. Treasury and other agency obligations.
Banc One Investment Advisors will waive
certain fees when investing in funds for which it serves as investment advisor to the extent required by law.

                                                        FUND         RISK
INSTRUMENT                                              CODE         TYPE
--------------------------------------------------------------------------------
Loan Participations and Assignments:                    1-5, 8, 9    Credit
Participations in, or assignments of all or a                        Political
portion of loans to corporations or to                               Liquidity
governments, including governments of the less                       Foreign
developed countries ("LDCs").                                        Investment
                                                                     Market
--------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations            1-9          Prepayment
secured by real estate loans and pools of loans.                     Market
These include collateralized mortgage                                Credit
obligations ("CMOs"), and Real Estate Mortgage                       Regulatory
Investment Conduits ("REMICs").
--------------------------------------------------------------------------------
Mortgage Dollar Rolls: A transaction in which a         1-9          Prepayment
Fund sells securities for delivery in a current                      Market
month and simultaneously contracts with the                          Regulatory
same party to repurchase similar but not
identical securities on a specified future date.
--------------------------------------------------------------------------------
Municipal Bonds: Securities issued by a state or        1-5, 8, 9    Market
political subdivision to obtain funds for various                    Credit
public purposes. Municipal bonds include                             Political
private activity bonds and industrial                                Tax
development bonds, as well as General                                Regulatory
Obligation Notes, Tax Anticipation Notes, Bond
Anticipation Notes, Revenue Anticipation
Notes, Project Notes, other short-term
tax-exempt obligations, municipal leases,
obligations of municipal housing authorities
and single family revenue bonds.
--------------------------------------------------------------------------------
New Financial Products: New options and                 1-6, 8, 9    Management
futures contracts, and other financial products                      Credit
continue to be developed and the Funds may                           Market
invest in such options, contracts and products.                      Liquidity
--------------------------------------------------------------------------------
Obligations of Supranational Agencies:                  5            Credit
Obligations of supranational agencies which                          Foreign
are chartered to promote economic                                    Investment
development and are supported by various
governments and governmental agencies.
--------------------------------------------------------------------------------
Preferred Stock: A class of stock that generally        2-5, 8, 9    Market
pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

                                                        FUND         RISK
INSTRUMENT                                              CODE         TYPE
--------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled         2-5, 8, 9    Liquidity
investment vehicles which invest primarily in                        Management
income producing real estate or real estate                          Market
related loans or interest.                                           Regulatory
                                                                     Tax
                                                                     Prepayment
--------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a                1-9          Credit
security and the simultaneous commitment to                          Market
return the security to the seller at an agreed                       Liquidity
upon price on an agreed upon date. This is
treated as a loan.
--------------------------------------------------------------------------------
Restricted Securities: Securities not registered        1-5, 8, 9    Liquidity
under the Securities Act of 1933, such as                            Market
privately placed commercial paper and Rule
144A securities.
--------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a            1-9          Market
security and the simultaneous commitment to                          Leverage
buy the security back at an agreed upon price
on an agreed upon date. This is treated as a
borrowing by a Fund.
--------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3%        1-9          Credit
of a Fund's total assets. In return, the Fund will                   Market
receive cash, other securities and/or letters of                     Leverage
credit as collateral.
--------------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements               1-5, 8, 9    Credit
issued by banks and highly rated U.S. insurance                      Liquidity
companies such as Guaranteed Investment                              Market
Contracts ("GICs") and Bank Investment
Contracts ("BICs").
--------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative         1-6, 8, 9    Prepayment
multi-class mortgage securities usually                              Market
structured with two classes of shares that                           Credit
receive different proportions of the interest and                    Regulatory
principal from a pool of mortgage backed
obligations. These include IOs and POs.
--------------------------------------------------------------------------------
Structured Instruments: Debt securities issued          1-9          Market
by agencies and instrumentalities of the U.S.                        Liquidity
government, banks, municipalities,                                   Management
corporations and other businesses whose                              Credit
interest and/or principal payments are indexed                       Foreign
to foreign currency exchange rates, interest                         Investment
rates, or one or more
other referenced indices.

                                                        FUND         RISK
INSTRUMENT                                              CODE         TYPE
--------------------------------------------------------------------------------
Swaps, Caps and Floors: A Fund may enter into           1-6, 8, 9    Management
these transactions to manage its exposure to                         Credit
changing interest rates and other factors. Swaps                     Liquidity
involve an exchange of obligations by two                            Market
parties. Caps and floors entitle a purchaser to a
principal amount from the seller of the cap or
floor to the extent that a specified index
exceeds or falls below a predetermined interest
rate or amount.
--------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued           1-5, 8, 9    Liquidity
by a bank in exchange for the deposit of funds.                      Credit
                                                                     Market
--------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                 1-5, 8, 9    Market
--------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities           1-9          Market
issued by agencies and instrumentalities of the                      Credit
U.S. government. These include all types of
securities issued by Ginnie Mae, Fannie Mae,
and Freddie Mac including funding notes and
subordinated benchmark notes.
--------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds,         1-9          Market
STRIPS and CUBES.
--------------------------------------------------------------------------------
Variable and Floating Rate Instruments:                 1-9          Credit
Obligations with interest rates which are reset                      Liquidity
daily, weekly, quarterly or some other period                        Market
and which may be payable to the Fund on
demand.
--------------------------------------------------------------------------------
Warrants: Securities, typically issued with             5, 8         Market
preferred stock or bonds, that give the holder                       Credit
the right to buy a proportionate amount of
common stock at a specified price.
--------------------------------------------------------------------------------
When-Issued Securities and Forward                      1-9          Market
Commitments: Purchase or contract to                                 Leverage
purchase securities at a fixed price for delivery                    Liquidity
at a future date.                                                    Credit
--------------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other            1-9          Credit
debt that pay no interest, but are issued at a                       Market
discount from their value at maturity. When                          Zero Coupon
held to maturity, their entire return equals the difference between their issue price and their maturity value.

                                                        FUND         RISK
INSTRUMENT                                              CODE         TYPE
--------------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero coupon          1-9          Credit
debt securities which convert on a specified                         Market
date to interest bearing debt securities.                            Zero Coupon

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the underlying funds may fluctuate, as will the value of the Fund's investments in the underlying funds. Ultimately, the value of your investment will be affected. Certain investments are more susceptible to these risks than others.

..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

          Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

          Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.



..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

..    Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.


How Can I Get More Information? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-877-691-1118 or by writing the Funds at:


     ONE GROUP(R) MUTUAL FUNDS
     1111 POLARIS PARKWAY
     COLUMBUS, OHIO 43271-1235

     OR VISITING

     WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


                                             [LOGO OF ONE1GROUP(R) MUTUAL FUNDS]

TOG-I-122 (11/03)

BOND FUNDS

Prospectus                                               [LOGO] ONE GROUP
One Group Bond Funds                                            Mutual Funds (R)

     November 1, 2003
     Class I Shares

          One Group(R) Bond Fund

          One Group(R) High Yield Bond Fund

For Institutional Clients

          The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

          For use only in 401(k) plans.

Table of

   C O N T E N T S

      Fund Summaries: Investments, Risk & Performance
         One Group Bond Fund
         One Group High Yield Bond Fund

      More About the Funds
         Principal Investment Strategies
         Investment Risks
         Portfolio Quality
         Temporary Defensive Positions
         Portfolio Turnover
         Purchasing Fund Shares


      Redeeming Fund Shares


      Privacy Policy

      Shareholder Information
         Voting Rights
         Dividend Policies
         Tax Treatment of Shareholders
         Shareholder Inquiries

      Management of One Group Mutual Funds
         The Advisor
         The Fund Managers


      Legal Proceedings


      Financial Highlights
      Appendix A: Investment Practices

O N E  G R O U P (R)
================================================================================

Bond Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

What are the Fund's main investment strategies?


The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?

A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed

Fund Summary
================================================================================

Bond Fund

income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
================================================================================

Bond Fund

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

1993    1994    1995    1996   1997   1998   1999    2000    2001   2002
-----   -----   -----   ----   ----   ----   -----   -----   ----   -----
11.33%  -6.91%  23.68%  5.08%  9.92%  8.19%  -0.87%  12.12%  9.06%  10.23%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.59%. The above-quoted performance data also includes the performance of the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund for the period prior to the consolidation with the One Group Bond Fund on March 22, 1999.


================================================================================
Best Quarter: 7.61%  2Q1995                        Worst Quarter: -2.66%  1Q1994
================================================================================

Fund Summary
================================================================================


Bond Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.




Average Annual Total Returns through December 31, 2002/1/
=======================================================================================================
                                             INCEPTION                                     PERFORMANCE
                                           DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 12/31/83
-------------------------------------------------------------------------------------------------------
Class I                                        6/1/91      10.23%    7.65%      7.91%         9.47%
-------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index/2/
(no deduction for fees or expenses)                        10.26%    7.55%      7.51%         9.66%
-------------------------------------------------------------------------------------------------------
Lipper Intermediate U.S. Government Fund
   Index/3/                                                10.00%    7.01%      6.62%            *
-------------------------------------------------------------------------------------------------------



/1/ The performance information for the One Group Bond Fund for periods prior to March 22, 1999, reflects the performance of a common trust fund (inception 12/31/83), the predecessor to the Pegasus Bond Fund, and the Pegasus Bond Fund. The predecessor to the Pegasus Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trustfund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.


/2/ The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.


/3/ The Lipper Intermediate U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.


*    Index did not exist.

Fund Summary
================================================================================

Bond Fund

Fees and Expenses
================================================================================

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)                            CLASS I
================================================================================
Investment Advisory Fees                                                  .60%
--------------------------------------------------------------------------------
Other Expenses                                                            .22%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      .82%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                               (.22%)
--------------------------------------------------------------------------------
Net Expenses                                                              .60%
--------------------------------------------------------------------------------



/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .60% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples
================================================================================


1 YEAR/1/   3 YEARS   5 YEARS   10 YEARS
----------------------------------------
   $61        $240      $433      $993
----------------------------------------



/1/  Without contractual fee waivers, 1 Year expenses would be $84.



The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

O N E  G R O U P (R)
================================================================================

High Yield Bond Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

What are the Fund's main investment strategies?


The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations. The Fund's investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund's investments. For more information about the High Yield Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What is a bond?

A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What is a high yield bond?


A high yield bond or junk bond is a debt security that is rated below investment grade. (Such bonds also include unrated securities that Banc One Investment Advisors or Banc One High Yield Partners believes to be of comparable quality to debt securities that are rated below investment grade.) Such bonds are also called "non-investment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk.


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

Fund Summary
================================================================================

High Yield Bond Fund

MAIN RISKS


High Yield Bond Risk. The Fund's main investment strategy is to invest in high yield, high risk securities which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended as a long-term investment program for investors who are able and willing to assume a high degree of risk.


Smaller Companies. As part of its high yield strategy, the Fund invests in debt securities of smaller, newer companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in the value of their debt securities. This may cause unexpected decreases in the value of your investment in the Fund.

Sensitivity to Interest Rates and Economic Changes. The income and market value of the Fund's securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund's investments and the Fund's net asset value may be volatile.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
================================================================================

High Yield Bond Fund

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

1999    2000   2001    2002
----   -----   ----   -----
3.26%  -3.53%  5.35%  -1.09%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 19.27%.

================================================================================
Best Quarter: 5.71%   4Q2002    Worst Quarter: -4.24%    3Q2001
================================================================================

Fund Summary
================================================================================

High Yield Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.



Average Annual Total Returns through December 31, 2002

============================================================================================
                                                       INCEPTION                PERFORMANCE
                                                     DATE OF CLASS   1 YEAR   SINCE 11/13/98
--------------------------------------------------------------------------------------------
Class I                                                 11/13/98      -1.09%       1.19%
--------------------------------------------------------------------------------------------
CSFB High Yield Index/1/
   (no deduction for fees or expenses)                                 3.10%       2.74%
--------------------------------------------------------------------------------------------
CSFB High Yield Index, Developed Countries Only/2/
   (no deduction for fees or expenses)                                 3.03%        *
--------------------------------------------------------------------------------------------
Lipper High Yield Bond Fund Index/3/                                  -2.41%      -0.87%
--------------------------------------------------------------------------------------------


/1/ The Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index comprised of securities that are selected primarily on the basis of size, liquidity and diversification to be representative of the high yield bond market. The performance of the index does not reflect the deduction of xpenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/2/ The Credit Suisse First Boston (CSFB) High Yield Index, Developed Countries Only is an unmanaged index (and a subindex of the CSFB High Yield Index) which contains only the issues of issuers from developing countries, excluding the issues of issuers from developing countries. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/3/ The Lipper High Yield Bond Fund Index is an unmanaged index typically comprised of the 30 largest mutual funds aimed at high current yields from fixed income securities. These funds have no quality or maturity restrictions and tend to invest in lower grade debt issues.

*    Index did not exist.

Fund Summary
================================================================================

High Yield Bond Fund

Fees and Expenses
================================================================================

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
================================================================================
(fees paid directly from your investment)                                CLASS I
================================================================================
Redemption Fee on shares held less than 90 days/1/
   (as a percentage of amount redeemed/exchanged)                         2.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)                            CLASS I
================================================================================
Investment Advisory Fees                                                   .75%
--------------------------------------------------------------------------------
Other Expenses                                                             .25%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      1.00%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                                (.10%)
--------------------------------------------------------------------------------
Net Expenses                                                               .90%
--------------------------------------------------------------------------------

/1/  Applies only to shares purchased on or after December 1, 2003.

/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .90% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples
================================================================================

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


1 YEAR/1/   3 YEARS   5 YEARS   10 YEARS
----------------------------------------
   $92        $308     $543      $1,216
----------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $102.

More About the Funds

Each of the two Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


Principal Investment Strategies


This prospectus describes two mutual funds with a variety of investment objectives, including total return, current income, and capital appreciation. Banc One Investment Advisors selects securities for the Funds by analyzing both individual securities and different industry sectors. Banc One Investment Advisors looks for sectors and securities that it believes will perform consistently well over time as measured by total return. The Funds attempt to enhance total return by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the Funds are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment (e.g., asset-backed securities and mortgage-backed securities). In addition, the principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.


                              FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

There can be no assurance that the Funds will achieve their investment objectives. Please note that the Funds may also use strategies that are not described below, but which are described in the Statement of Additional Information.

ONE GROUP BOND FUND. The Fund invests in all types of debt securities rated as investment grade, (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), as well as preferred stock and loan participations. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. Generally, such bonds will have intermediate to long maturities.

..    The Fund also may purchase taxable or tax-exempt municipal securities.

..    The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

..    The Fund's average weighted maturity will ordinarily range between four and twelve years, although the Fund may shorten its weighted average maturity if deemed appropriate for temporary defensive purposes.

                       WHAT IS AVERAGE WEIGHTED MATURITY?


Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The terms "Intermediate" and "Short-Term" in a Fund's name refer to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund's portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

ONE GROUP HIGH YIELD BOND FUND. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by using a "bottom-up" research methodology.


                    WHAT IS A BOTTOM-UP RESEARCH METHODOLOGY?

When Banc One High Yield Partners uses a bottom-up research methodology, it looks primarily at individual companies against the context of broader market factors.

For each issuer, Banc One High Yield Partners performs an in-depth analysis of the issuer including, business prospects, management, capital requirements, capital structure, enterprise value, and security structure and covenants. In addition, Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments, expediting the review of the Fund's investments which are considered to be the most risky and having regular discussions with senior management of issuers of the Fund's investments.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

..    Under normal circumstances, the Fund invests at least 80% of its assets in bonds, loan participations, preferred stock, and other debt securities, which are rated below investment grade or unrated. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. The Fund may invest up to 100% of the Fund's total assets in lower rated or unrated securities.

..    Up to 20% of the Fund's total assets may be invested in other securities, including investment grade debt securities.

..    The Fund's average weighted maturity will ordinarily range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

Investment Risks


The main risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.

FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of the Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligations.

DERIVATIVES. The Funds may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks.


                              WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.


LOWER INVESTMENT GRADE SECURITIES. The Bond Fund and the High Yield Bond Fund may purchase debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

HIGH YIELD SECURITIES. The High Yield Bond Fund invests in high yield securities that are unrated or rated below investment grade (commonly known as "junk bonds"). These securities are considered to be high risk investments. You should not invest in the High Yield Bond Fund unless you are willing to assume the greater risk associated with high yield securities. These risks include the following:

..    Greater Risk of Loss. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities may be less creditworthy, highly indebted, financially distressed or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. If an issuer failed to pay principal or interest, the High Yield Bond Fund would experience a decrease in income and a decline in the market value of its investments. The High Yield Bond Fund also may incur additional expenses in seeking recovery from the issuer.

..    Sensitivity to Interest Rate and Economic Changes. The income and market value of the High Yield Bond Fund's securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the High Yield Bond Fund's investments and the High Yield Bond Fund's net asset values may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. In 2000, 2001 and 2002, the default rate for high yield securities has significantly increased compared with prior periods. For the nine month period ending September 30, 2003, the default rate for high yield securities was 3.70%.

..    Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the High Yield Bond Fund's investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for certain of the High Yield Bond Fund's investments, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

..    Liquidity. There may be no established secondary or public market for the
     High Yield Bond Fund's investments. In addition, a major portion of an issue of lower-rated securities may be held by relatively few institutional purchasers at times. As a result, the High Yield Bond Fund may be required to sell investments at substantial losses or retain them indefinitely even where an issuer's financial condition is deteriorating.

..    High Yield Bond Market. Economic downturn, continued volatility in the capital markets or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

..    Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, the High Yield Bond Fund will not rely solely on ratings issued by established credit rating agencies, but will use such ratings in conjunction with

     Banc One Investment Advisors' or Banc One High Yield Partners' independent and ongoing review of credit quality. (Please see "Description of Ratings" in the Statement of Additional Information.) Because investments in lower rated or unrated securities involve greater investment risk, achievement of the High Yield Bond Fund's investment objectives will be more dependent on Banc One Investment Advisor's or Banc One High Yield Partners' credit analysis than would be the case if the High Yield Bond Fund were investing in higher rated securities. The High Yield Bond Fund may seek to hedge investments through transactions in options, futures contracts and related options. The High Yield Bond Fund also may use swap agreements to further manage exposure to lower rated securities.


SMALL-CAPITALIZATION COMPANIES. Investments in smaller, younger companies may be riskier and more volatile than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

Portfolio Quality

Various rating organizations (like Standard & Poor's Corporation and Moody's Investors Service) assign ratings to securities (other than equity securities). Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

The Funds only purchase securities that meet the rating criteria described below. Banc One Investment Advisors (or Banc One High Yield Partners with respect to the High Yield Bond Fund) will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors (or Banc One High Yield Partners with respect to the High Yield Bond Fund) must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, Banc One Investment Advisors (or Banc One High Yield Partners) will consider such an event in determining whether the Fund should continue to hold the security.

DEBT SECURITIES

..    The Bond Fund may invest in debt securities rated in any of the four investment grade rating categories.

..    The High Yield Bond Fund may purchase securities in any rating category.
     Please read "Fund Summaries: Investments, Risk & Performance" and "High Yield/Junk Bonds" for more information about the High Yield Bond Fund.

PREFERRED STOCK

..    The Bond Fund may only invest in preferred stock rated in any of the four highest rating categories.

..    The High Yield Bond Fund may invest in preferred stock in any rating category.

MUNICIPAL SECURITIES

..    The Bond Fund may only invest in municipal bonds rated in any of the four highest rating categories. Other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations must be rated in the highest or second highest rating categories.

..    The High Yield Bond Fund may invest in municipal securities rated in any category.

COMMERCIAL PAPER

..    The Bond Fund may invest in commercial paper rated in the highest or second highest rating category.

..    The High Yield Bond Fund may invest in commercial paper rated in any category.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

Temporary Defensive Positions


For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash or CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, produce taxable income, and prevent the Funds from meeting their investment objectives.


                           WHAT IS A CASH EQUIVALENT?


Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.


Portfolio Turnover


The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year. Higher portfolio turnover rates will likely result in higher transaction costs to the Funds. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 2003 is shown on the Financial Highlights.


Purchasing Fund Shares

How much do shares cost?

..    Shares are sold at net asset value ("NAV").


..    NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

..    The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company) but before a Fund's NAV is calculated, that security may be valued by another method that the Funds believe accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

..    The Funds are open for business every day, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


..    A Fund's NAV changes every business day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.


..    It is the responsibility of your Plan Administrator to send your purchase or redemption order to the Funds. Please contact your Plan Administrator for information regarding cut-off times for purchase and redemption requests.


How do I buy fund shares?

..    Please contact your Plan Administrator for information on participating in your company's plan.

Redeeming Fund Shares

How do I redeem shares?


..    Please contact your Plan Administrator for information on changing your investment options.

..    If you sell your shares of the High Yield Bond Fund within 90 days of purchase (if you purchase such shares on or after December 1, 2003), you will pay a redemption fee of 2.00% on the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed on a systematic basis as a result of required minimum distributions under certain plans. Redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. The redemption fee will apply only to shares of the High Yield Bond Fund purchased on or after December 1, 2003.

..    The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.

Privacy Policy

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure

From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security

For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment

One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

Voting Rights


The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.


Dividend Policies

Dividends

The Funds generally declares dividends on the last business day of each month. Dividends are distributed on the first business day of the next month after they are declared.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment.

Dividend Reinvestment

You automatically will receive all income dividends and capital gains distributions in additional shares of the same Fund and class. The value of the shares distributed is the NAV determined immediately following the dividend record date.

Tax Treatment of Shareholders

Taxation of Distribution


Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. A Fund may produce taxable capital gains even if it does not have income to distribute and performance has been poor.

Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning on or before December 31, 2008.


Taxation of Retirement Plans


Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.


Taxation of Zero Coupon Securities

The Bond Fund may acquire certain securities issued with original issue discount (including zero coupon securities). Current federal tax laws require that a holder (such as a Fund) of such a security must include in taxable income a portion of the original issue discount which accrues during the tax year on such security even if a Fund receives no payment in cash on the security during the year. As an investment company, a Fund must pay out substantially all of its net investment income each year, including any original issue discount. Accordingly, a Fund may be required to pay out in income distribution each year an amount which is greater than the total amount of cash interest a Fund actually received. Such distributions will be made from the cash assets of a Fund or by liquidation of investments if necessary. If a distribution of cash necessitates the liquidation of investments, Banc One Investment Advisors will select which securities to sell.

Shareholder Inquiries

If you have any questions or need additional information, please contact your Plan Administrator.

Management of One Group Mutual Funds

The Advisor


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


The Sub-Advisor


Banc One High Yield Partners, LLC (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211), is the sub-advisor to the High Yield Bond Fund. Banc One High Yield Partners was formed in June 1998 to provide investment advisory services related to high-yield, high-risk investments to the High Yield Bond Fund and other advisory clients. Banc One High Yield Partners is controlled by Banc One Investment Advisors and Pacholder Associates, Inc. As of June 30, 2003, Banc One High Yield Partners managed over $1.2 billion in assets.


Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:


================================================================================
                                                               ANNUAL RATE
                                                            AS PERCENTAGE OF
FUND                                                    AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
One Group(R) Bond Fund                                            0.38%
--------------------------------------------------------------------------------
One Group(R) High Yield Bond Fund/1/                              0.64%
--------------------------------------------------------------------------------


/1/ Includes fees paid by Banc One Investment Advisors to Banc One High Yield Partners, the sub-advisor to the High Yield Bond Fund.

The Fund Managers


The Funds are managed by a team of portfolio managers and research analysts. The portfolio managers work together to establish general duration, sector and yield curve strategies for the Funds. Each team member makes recommendations about securities to be purchased and sold in the Funds. The research analysts provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Funds.

Douglas Swanson is the portfolio manager for the One Group Bond Fund, the One Group Intermediate Bond Fund, and the One Group Mortgage-Backed Securities Fund as well as the leader of the Taxable Bond Team. In addition to the One Group Bond Fund, the One Group Intermediate Bond Fund, and the One Group Mortgage-Backe Securities Fund, the Taxable Bond Team is responsible for the One Group Ultra Short-Term Bond Fund, the One Group Short-Term Bond Fund, the One Group Income Bond Fund, the One Group Government Bond Fund, the One Group Treasury & Agency Fund and the One Group High Yield Bond Fund. Prior to joining Banc One Investment Advisors in 1998, Mr. Swanson was First Vice President of First Chicago NBD Corporation, where he was responsible for managing government and corporate securities. During the same time period, Mr. Swanson also managed several series of the Pegasus Funds.

Banc One High Yield Partners, LLC. William J. Morgan leads Banc One High Yield Partners' team with respect to the High Yield Bond Fund and that portion of the Income Bond Fund sub-advised by Banc One High Yield Partners. Mr. Morgan has been the Vice President-Portfolio Manager of Banc One High Yield Partners since October 2000 and a member of the board of managers since the company's inception. Mr. Morgan has also served as the President and Director of Pacholder Associates, Inc., a registered investment adviser, for over 10 years.

Legal Proceedings

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1- 100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn,

          Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36 (a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One

          Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group

          Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One

          Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                                     SIX MONTHS
                                              YEAR ENDED JUNE 30,                       ENDED         YEAR ENDED
BOND FUND                        -------------------------------------------------     JUNE 30,      DECEMBER 31,
CLASS I                             2003         2002        2001          2000        1999(A)           1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
   PERIOD                        $    10.82   $    10.59   $    10.08   $    10.34   $    10.78      $    10.59
-----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income               0.64         0.69         0.67         0.65         0.35            0.65
   Net realized and unrealized
      gains (losses) from
      investments                      0.36         0.28         0.50        (0.26)       (0.44)           0.19
-----------------------------------------------------------------------------------------------------------------
Total from Investment
   Activities                          1.00         0.97         1.17         0.39        (0.09)           0.84
-----------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income              (0.63)       (0.71)       (0.66)       (0.65)       (0.35)          (0.65)
   Net realized gains (losses)
      on investments                  (0.01)       (0.03)          --           --           --              --
-----------------------------------------------------------------------------------------------------------------
Total Distributions                   (0.64)       (0.74)       (0.66)       (0.65)       (0.35)          (0.65)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD   $    11.18   $    10.82   $    10.59   $    10.08   $    10.34      $    10.78
=================================================================================================================
Total Return                           9.51%        9.39%       11.85%        3.94%       (0.87)%(B)       8.17%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period
      (000)                      $4,365,709   $2,874,707   $2,093,516   $1,687,041   $1,330,527      $1,277,246
   Ratio of expenses to
      average net assets               0.60%        0.60%        0.60%        0.60%        0.64%(C)        0.64%
   Ratio of net investment
      income to average net
      assets                           5.80%        6.35%        6.40%        6.44%        6.65%(C)        6.10%
   Ratio of expenses to
      average net assets*              0.82%        0.83%        0.83%        0.83%        0.75%(C)        0.64%
   Portfolio turnover(D)              22.93%       31.88%       20.58%       16.19%       10.89%          34.69%



* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Bond Fund. (B) Not annualized. (C)Annualized. (D)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                             NOVEMBER 13,
                                             YEAR ENDED JUNE 30,                1998 TO
HIGH YIELD BOND FUND             -----------------------------------------     JUNE 30,
CLASS I                            2003       2002       2001       2000       1999(A)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
   PERIOD                        $   7.31   $   8.20   $   8.90   $   9.87     $  10.00
-----------------------------------------------------------------------------------------
Investment Activities:
   Net investment income             0.67       0.72       0.86       0.89         0.51
   Net realized and unrealized
      gains (losses) from
      investments                    0.62      (0.89)     (0.70)     (0.97)       (0.13)
-----------------------------------------------------------------------------------------
Total from Investment
   Activities                        1.29      (0.17)      0.16      (0.08)        0.38
-----------------------------------------------------------------------------------------
Distributions:
   Net investment income            (0.67)     (0.72)     (0.86)     (0.89)       (0.51)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD   $   7.93   $   7.31   $   8.20   $   8.90     $   9.87
=========================================================================================
Total Return                        18.90%     (2.34)%     1.89%     (0.75)%       3.80%(B)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period
      (000)                      $715,924   $468,111   $349,396   $218,780     $137,433
   Ratio of expenses to
      average net assets             0.89%      0.90%      0.89%      0.88%        0.89%(C)
   Ratio of net investment
      income to average net
      assets                         9.23%      9.21%     10.18%      9.63%        8.48%(C)
   Ratio of expenses to
      average net assets*            1.00%      1.02%      1.01%      1.03%        1.18%(C)
   Portfolio turnover(D)            51.75%     34.02%     29.98%     35.14%       28.02%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

Appendix A

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

FUND NAME                                                             FUND CODE
--------------------------------------------------------------------------------
One Group(R) Bond Fund                                                     1
--------------------------------------------------------------------------------
One Group(R) High Yield Bond Fund                                          2
--------------------------------------------------------------------------------

                                                             Fund    Risk
Instrument                                                   Code    Type
================================================================================
Adjustable Rate Mortgage Loans ("ARMs"): Loans in a          1, 2    Prepayment
mortgage pool that provide for a fixed initial mortgage              Market
interest rate for a specified period of time, after which            Credit
the rate may be subject to periodic adjustments.                     Regulatory
--------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company       1, 2    Prepayment
receivables, home equity loans, truck and auto loans,                Market
leases, credit card receivables and other securities                 Credit
backed by other types of receivables or other assets.                Regulatory
--------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts       1, 2    Credit
drawn on and accepted by a commercial bank. Maturities are           Liquidity
generally six months or less.                                        Market
--------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the      1, 2    Management
right to buy, and obligates the seller of the option to              Liquidity
sell, a security at a specified price at a future date. A            Credit
put option gives the buyer the right to sell, and                    Market
obligates the seller of the option to buy, a security at a           Leverage
specified price at a future date. The Funds will sell only
covered call and secured put options.
--------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a       1, 2    Market
stated maturity.                                                     Credit
                                                                     Liquidity
--------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term           1, 2    Credit
promissory notes issued by corporations and other                    Liquidity
entities. Maturities generally vary from a few days to               Market
nine months.
--------------------------------------------------------------------------------

                                                             Fund   Risk
Instrument                                                   Code   Type
===============================================================================
Common Stock: Shares of ownership of a company.              2      Market
-------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that can    1, 2   Market
convert to common stock.                                            Credit
-------------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and               1, 2   Market
non-convertible debt securities.                                    Credit
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and     1, 2   Market
standby commitments to purchase the securities at a fixed           Liquidity
price (usually with accrued interest) within a fixed                Management
period of time following demand by a Fund.
-------------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed rate         1, 2   Credit
mortgage loans or mortgage pools which bear simple                  Prepayment
interest at fixed annual rates and have short- to                   Regulatory
long-term final maturities.                                         Market
-------------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign             1, 2   Market
companies, as well as commercial paper of foreign issuers           Political
and obligations of foreign banks, overseas branches of              Liquidity
U.S. banks and supranational entities.                              Foreign
                                                                    Investment
-------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the    1, 2   Management
future sale and purchase of a specified amount of a                 Market
specified security, class of securities, or an index at a           Credit
specified time in the future and at a specified price.              Liquidity
                                                                    Leverage
-------------------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate debt        1, 2   Market
instruments with interest rates that reset in the opposite          Leverage
direction from the market rate of interest to which the             Credit
inverse floater is indexed.
-------------------------------------------------------------------------------
Investment Company Securities: Shares of other mutual        1, 2   Market
funds, including One Group money market funds and shares
of other money market funds for which Banc One Investment
Advisors or its affiliates serve as investment advisor or
administrator. Banc One Investment Advisors will waive
certain fees when investing in funds for which it serves
as investment advisor to the extent required by law.
-------------------------------------------------------------------------------
Loan Participations and Assignments: Participations in, or   1, 2   Credit
assignments of all or a portion of loans to corporations            Political
or to governments, including governments of the less                Liquidity
developed countries ("LDCs").                                       Foreign
                                                                    Investment
                                                                    Market
-------------------------------------------------------------------------------

                                                             Fund   Risk
Instrument                                                   Code   Type
===============================================================================
Mortgage-Backed Securities: Debt obligations secured by      1, 2   Prepayment
real estate loans and pools of loans. These include                 Market
collateralized mortgage obligations ("CMOs"), and Real              Credit
Estate Mortgage Investment Conduits ("REMICs").                     Regulatory
-------------------------------------------------------------------------------
Mortgage Dollar Rolls: A transaction in which a Fund sells   1, 2   Prepayment
securities for delivery in a current month and                      Market
simultaneously contracts with the same party to repurchase          Regulatory
similar but not identical securities on a specified future
date.
-------------------------------------------------------------------------------
Municipal Bonds: Securities issued by a state or political   1, 2   Market
subdivision to obtain funds for various public purposes.            Credit
Municipal bonds include private activity bonds and                  Political
industrial development bonds, as well as General                    Tax
Obligation Notes, Tax Anticipation Notes, Bond                      Regulatory
Anticipation Notes, Revenue Anticipation Notes, Project
Notes, other short-term tax-exempt obligations, municipal
leases, obligations of municipal housing authorities and
single family revenue bonds.
-------------------------------------------------------------------------------
New Financial Products: New options and futures contracts    1, 2   Management
and other financial products continue to be developed and           Credit
the Fund may invest in such options, contracts and                  Market
products.                                                           Liquidity
-------------------------------------------------------------------------------
Preferred Stock: A class of stock that generally pays a      1, 2   Market
dividend at a specified rate and has preference over
common stock in the payment of dividends and in
liquidation.
-------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled investment   1, 2   Liquidity
vehicles that invest primarily in income-producing real             Management
estate or real estate related loans or interest.                    Market
                                                                    Regulatory
                                                                    Tax
                                                                    Prepayment
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the    1, 2   Credit
simultaneous commitment to return the security to the               Market
seller at an agreed upon price on an agreed upon date.              Liquidity
This is treated as a loan.
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the   1,2    Liquidity
Securities Act of 1933, such as privately placed                    Market
commercial paper and Rule 144A securities.
-------------------------------------------------------------------------------

                                                             Fund   Risk
Instrument                                                   Code   Type
===============================================================================
Reverse Repurchase Agreements: The sale of a security and    1, 2   Market
the simultaneous commitment to buy the security back at an          Leverage
agreed upon price on an agreed upon date. This is treated
as a borrowing by a Fund.
-------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the      1, 2   Credit
Fund's total assets. In return, the Fund will receive               Market
cash, other securities and/or letters of credit as                  Leverage
collateral.
-------------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued by banks    1, 2   Credit
and highly rated U.S. insurance companies such as                   Liquidity
Guaranteed Investment Contracts ("GICs") and Bank                   Market
Investment Contracts ("BICs").
-------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative              1, 2   Prepayment
multi-class mortgage securities usually structured with             Market
two classes of shares that receive different proportions            Credit
of the interest and principal from a pool of                        Regulatory
mortgage-backed obligations. These include IOs and POs.
-------------------------------------------------------------------------------
Structured Instruments: Debt securities issued by agencies   1, 2   Market
and instrumentalities of the U.S. government, banks,                Liquidity
municipalities, corporations and other businesses whose             Management
interest and/or principal payments are indexed to foreign           Credit
currency exchange rates, interest rates, or one or more             Foreign
other referenced indices.                                           Investment
-------------------------------------------------------------------------------
Swaps, Caps and Floors: A Fund may enter into these          1, 2   Management
transactions to manage its exposure to changing interest            Credit
rates and other factors. Swaps involve an exchange of               Liquidity
obligations by two parties. Caps and floors entitle a               Market
purchaser to a principal amount from the seller of the cap
or floor to the extent that a specified index exceeds or
falls below a predetermined interest rate or amount.
-------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in   1, 2   Liquidity
exchange for the deposit of funds.                                  Credit
                                                                    Market
-------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                      1, 2   Market
-------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by      1, 2   Market
agencies and instrumentalities of the U.S. government.              Credit
These include all types of securities issued by Ginnie
Mae, Fannie Mae and Freddie Mac including funding notes
and subordinated benchmark notes.
-------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS,      1, 2   Market
and CUBES.
-------------------------------------------------------------------------------

                                                             Fund   Risk
Instrument                                                   Code   Type
===============================================================================
Variable and Floating Rate Instruments: Obligations with     1, 2   Credit
interest rates which are reset daily, weekly, quarterly or          Liquidity
some other period and which may be payable to the Fund on           Market
demand.
-------------------------------------------------------------------------------
Warrants: Securities, typically issued with preferred        2      Market
stock or bonds, that give the holder the right to buy a             Credit
proportionate amount of common stock at a specified price.
-------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase     1, 2   Market
or contract to purchase securities at a fixed price for             Leverage
delivery at a future date.                                          Liquidity
                                                                    Credit
-------------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt that pay   1, 2   Credit
no interest, but are issued at a discount from their value          Market
at maturity. When held to maturity, their entire return             Zero Coupon
equals the difference between their issue price and their
maturity value.
-------------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero coupon debt          1, 2   Credit
securities which convert on a specified date to interest            Market
bearing debt securities.                                            Zero Coupon
-------------------------------------------------------------------------------

Investment Risks


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.


..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

          Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

          Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates.

     A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.


..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

..    Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

================================================================================

If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a disucssion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

How Can I Get More Information? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Funds by contacting your Plan Administrator.

     ONE GROUP (R) MUTUAL FUNDS
     1111 POLARIS PARKWAY
     COLUMBUS, OHIO 43271-1235

     OR VISITING

     WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)

                                                            [LOGO] ONE GROUP (R)
                                                                   MUTUAL FUNDS


TOG-F228(11/03)

--------------------
SHORT-TERM INVESTING
--------------------

[LOGO] Prospectus
       One Group Money Market Funds

       November 1, 2003

       Class A Shares
       Class B Shares
       Class C Shares




                    One Group(R) Prime Money Market Fund
                    One Group(R) U.S. Treasury Securities Money Market Fund One Group(R) U.S. Government Securities Money Market Fund One Group(R) Municipal Money Market Fund
                    One Group(R) Michigan Municipal Money Market Fund
                    One Group(R) Ohio Municipal Money Market Fund








                    The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of

     CONTENTS

            Fund Summaries: Investments, Risk & Performance
                          One Group Prime Money Market Fund _____
       One Group U.S. Treasury Securities Money Market Fund _____ One Group U.S. Government Securities Money Market Fund _____
                      One Group Municipal Money Market Fund _____
             One Group Michigan Municipal Money Market Fund _____
                 One Group Ohio Municipal Money Market Fund _____

                                             More About the Funds
                                  Principal Investment Strategies _____
                                                 Investment Risks _____
                                   Portfolio Quality and Maturity _____
                                    Temporary Defensive Positions _____

How to Do Business with One Group Mutual Funds
                        Purchasing Fund Shares _____
                                 Sales Charges _____
           Sales Charge Reductions and Waivers _____
                        Exchanging Fund Shares _____
                         Redeeming Fund Shares _____

                          Privacy Policy _____

           Shareholder Information
                     Voting Rights _____
                 Dividend Policies _____
     Tax Treatment of Shareholders _____
Shareholder Statements and Reports _____

                             Management of One Group Mutual Funds
                                                      The Advisor _____

                             Legal Proceedings _____
                          Financial Highlights _____
              Appendix A: Investment Practices _____

O N E  G R O U P(R)

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Prime Money Market Fund

What is the goal of the Fund?

The Fund seeks current income with liquidity and stability of principal.

What are the Fund's main investment strategies?

The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will concentrate in the financial services industry, including asset-backed commercial paper programs. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Prime Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

FUND SUMMARY


Prime Money Market Fund


Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1/ -- Class A Shares


                                    [CHART]

    1993   1994   1995   1996   1997   1998   1999   2000   2001   2002
    -----  -----  -----  -----  -----  -----  -----  -----  -----  -----
    2.71%  3.83%  5.57%  4.94%  5.06%  5.04%  4.69%  5.84%  3.55%  1.21%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.42%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered.


     Best Quarter: 1.50% 4Q2000             Worst Quarter: 0.25% 4Q2002

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.


Average Annual Total Returns through December 31, 2002/1/


================================================================================
                            INCEPTION
                          DATE OF CLASS        1 YEAR      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A                      2/18/92            1.21%        4.05%        4.24%
--------------------------------------------------------------------------------
Class B                     11/12/96            0.48%        3.28%        3.42%
--------------------------------------------------------------------------------
Class C                      5/31/00            0.48%        3.28%        3.42%
--------------------------------------------------------------------------------

/1/ Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

To obtain current yield information, call toll-free 1-800-480-4111 or visit www.onegroup.com.

O N E  G R O U P(R)

FUND SUMMARY

Prime Money Market Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------
(fees paid directly from your investment)/1/                                           CLASS A      CLASS B       CLASS C
-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                        NONE         NONE          NONE
-----------------------------------------------------------------------------------------------------------------------------
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                                    NONE         5.00%         1.00%
-----------------------------------------------------------------------------------------------------------------------------
   (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                                                          NONE         NONE          NONE
-----------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                            NONE         NONE          NONE
-----------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                                           CLASS A      CLASS B       CLASS C
-----------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                  .35%         .35%          .35%
-----------------------------------------------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                                                .25%        1.00%         1.00%
-----------------------------------------------------------------------------------------------------------------------------
Other Expenses                                                                            .20%         .20%          .20%
-----------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      .80%        1.55%         1.55%
-----------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                                               (.03%)       (.03%)        (.03%)
-----------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                              .77%        1.52%         1.52%
-----------------------------------------------------------------------------------------------------------------------------



/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .77% for Class A shares, to 1.52% for Class B shares, and to 1.52% for Class C shares for the same time period beginning November 1, 2003, and ending October 31, 2004.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                 CLASS A      CLASS B/2/      CLASS B/2/     CLASS C         CLASS C

                              ASSUMING       ASSUMING NO    ASSUMING       ASSUMING NO
                            REDEMPTION AT    REDEMPTION   REDEMPTION AT    REDEMPTION
                             THE END OF                     THE END OF
                             EACH PERIOD                    EACH PERIOD
------------------------------------------------------------------------------------------
1 Year/1/         $ 79          $ 655           $ 155          $ 255           $ 155
------------------------------------------------------------------------------------------
3 Years            252            787             487            487             487
------------------------------------------------------------------------------------------
5 Years            441          1,042             842            842             842
------------------------------------------------------------------------------------------
10 Years           987          1,641           1,641          1,843           1,843
------------------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

Class A                                                $ 82
Class B (with redemption)                              $658
Class B (no redemption)                                $158
Class C (with redemption)                              $258
Class C (no redemption)                                $158

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

O N E  G R O U P (R)

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

U.S. Treasury Securities Money Market Fund

What is the goal of the Fund?

The Fund seeks current income with liquidity and stability of principal.

What are the Fund's main investment strategies?


The Fund invests exclusively in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations. The Fund will comply with SEC rules applicable to all money market funds including Rule 2a-7 under the Investment Company Act of 1940. For more information about the U.S. Treasury Securities Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

O N E  G R O U P (R)

FUND SUMMARY


U.S. Treasury Securities Money Market Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================

                                    [CHART]

       1993    1994    1995   1996   1997   1998    1999   2000    2001   2002
       2.56%   3.59%   5.36%  4.82%  4.87%  4.77%   4.32%  5.53%   3.28%  1.13%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.33%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered.


================================================================================
Best Quarter: 1.45% 4Q2000            Worst Quarter: 0.20% 4Q2002
================================================================================


The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/


================================================================================
                   INCEPTION
                  DATE OF CLASS       1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A              2/18/92           1.13%       3.79%        4.01%
--------------------------------------------------------------------------------
Class B             11/12/96           0.45%       3.03%        3.20%
--------------------------------------------------------------------------------
Class C              5/31/00           0.45%       3.03%        3.20%
--------------------------------------------------------------------------------

/1/ Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.


To obtain current yield information, call toll-free 1-800-480-4111 or visit www.onegroup.com.

FUND SUMMARY


U.S. Treasury Securities Money Market Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.




SHAREHOLDER FEES
================================================================================================================================
(fees paid directly from your investment)/1/                                                    CLASS A      CLASS B     CLASS C
================================================================================================================================
Maximum Sales Charge (Load) Imposed on Purchases                                                  NONE        NONE        NONE
--------------------------------------------------------------------------------------------------------------------------------
   (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                                                              NONE        5.00%       1.00%
--------------------------------------------------------------------------------------------------------------------------------
   (as a percentage of original purchase price or redemption proceeds, as applicable)
Redemption Fee                                                                                    NONE        NONE        NONE
--------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                                      NONE        NONE        NONE
--------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
================================================================================================================================
(expenses that are deducted from Fund assets)                                                    CLASS A     CLASS B     CLASS C
================================================================================================================================
Investment Advisory Fees                                                                           .35%        .35%        .35%
--------------------------------------------------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                                                         .25%       1.00%       1.00%
--------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                     .18%        .18%        .18%
--------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                               .78%       1.53%       1.53%
--------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                                                         (.01%)     (.01%)      (.01%)
--------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                                        .77%      1.52%       1.52%
--------------------------------------------------------------------------------------------------------------------------------




/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.



/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .77% for Class A shares, to 1.52% for Class B shares, and to 1.52% for Class C shares for the same time period beginning November 1, 2003, and ending October 31, 2004.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.




            CLASS A     CLASS B/2/      CLASS B/2/     CLASS C        CLASS C
                        ASSUMING      ASSUMING NO     ASSUMING      ASSUMING NO
                      REDEMPTION AT    REDEMPTION   REDEMPTION AT   REDEMPTION
                       THE END OF                    THE END OF
                      EACH PERIOD                   EACH PERIOD
===============================================================================
1 Year/1/   $ 79         $ 655          $ 155          $ 255          $ 155
-------------------------------------------------------------------------------
3 Years      248           782            482            482            482
-------------------------------------------------------------------------------
5 Years      432         1,033            833            833            833
-------------------------------------------------------------------------------
10 Years     965         1,620          1,620          1,823          1,823
-------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                             $ 80
     Class B (with redemption)           $656
     Class B (no redemption)             $156
     Class C (with redemption)           $256
     Class C (no redemption)             $156

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

O N E  G R O U P(R)

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

U.S. Government Securities Money Market Fund

What is the goal of the Fund?

The Fund seeks high current income consistent with liquidity and stability of principal.

What are the Fund's main investment strategies?


The Fund invests in short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements relating to such securities. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the U. S. Government Securities Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FUND SUMMARY


U.S. Government Securities Money Market Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1/ -- Class A Shares
--------------------------------------------------------------------------------

                                    [CHART]

                                      2002
                                      ----
                                      1.18%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.39%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered.


--------------------------------------------------------------------------------
Best Quarter: 0.34% 1Q2002                      Worst Quarter: 0.23% 4Q2002
--------------------------------------------------------------------------------

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002

--------------------------------------------------------------------------------
                    INCEPTION                                    PERFORMANCE
                  DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 3/16/01
--------------------------------------------------------------------------------
Class A              3/16/01       1.18%      NA        NA         1.99%
--------------------------------------------------------------------------------

To obtain current yield information, call toll-free 1-800-480-4111 or visit www.onegroup.com.

O N E  G R O U P(R)

FUND SUMMARY

U.S. Government Securities Money Market Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
========================================================================================================================
(fees paid directly from your investment)/1/                                                   CLASS A       CLASS C/3/
========================================================================================================================
Maximum Sales Charge (Load) Imposed on Purchases                                                NONE           NONE
------------------------------------------------------------------------------------------------------------------------
   (as a percentage of offering price)


Maximum Deferred Sales Charge (Load)                                                            NONE          1.00%
------------------------------------------------------------------------------------------------------------------------
   (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                                                                  NONE           NONE
------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                                    NONE           NONE
------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
========================================================================================================================
(expenses that are deducted from Fund assets)                                                  CLASS A       CLASS C/3/
========================================================================================================================
Investment Advisory Fees                                                                        .35%           .35%
------------------------------------------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                                                      .25%          1.00%
------------------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  .19%           .19%
------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            .79%          1.54%
------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                                                     (.02%)         (.02%)
------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                                    .77%          1.52%
------------------------------------------------------------------------------------------------------------------------



/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.
/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .77% for Class A shares, and to 1.52% for Class C shares for the period beginning November 1, 2003, and ending October 31, 2004.
/3/ As of the date of this prospectus Class C shares of the Fund had not commenced operations.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                                CLASS A        CLASS C         CLASS C

                                              ASSUMING       ASSUMING NO
                                           REDEMPTION AT     REDEMPTION
                                            THE END OF
                                           EACH PERIOD
===========================================================================
1 Year/1/                        $ 79          $ 255           $ 155
---------------------------------------------------------------------------
3 Years                           250            484             484
---------------------------------------------------------------------------
5 Years                           437            838             838
---------------------------------------------------------------------------
10 Years                          976          1,833           1,833
---------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be as follows:

      Class A                               $ 81
      Class C (with redemption)             $257
      Class C (no redemption)               $157

O N E  G R O U P(R)

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Municipal Money Market Fund

What is the goal of the Fund?

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

What are the Fund's main investment strategies?


The Fund invests in high-quality, short-term money market instruments. These instruments include short-term municipal securities, which provide tax-exempt income. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?

Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

O N E  G R O U P(R)

FUND SUMMARY

Municipal Money Market Fund

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


Bar Chart (per calendar year)/1/ -- Class A Shares

                                    [CHART]

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 1.90%   2.28%   3.35%   2.91%   3.05%   2.85%   2.66%   3.54%   2.15%   0.86%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.35%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered.

--------------------------------------------------------------------------------
 Best Quarter: 0.93%   4Q2000                     Worst Quarter: 0.20%   1Q2002
--------------------------------------------------------------------------------

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/


--------------------------------------------------------------------------------
                         INCEPTION                                 PERFORMANCE
                       DATE OF CLASS   1 YEAR  5 YEARS  10 YEARS   SINCE 6/4/87
--------------------------------------------------------------------------------
Class A                   2/18/92       0.86%   2.41%     2.55%       3.19%
--------------------------------------------------------------------------------
/1/ Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses between classes.

To obtain current yield information, call toll-free 1-800-480-4111 or visit www.onegroup.com.

FUND SUMMARY

Municipal Money Market Fund


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)/1/                          CLASS A
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                      NONE
--------------------------------------------------------------------------------
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                  NONE
--------------------------------------------------------------------------------
  (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                                        NONE
--------------------------------------------------------------------------------
Exchange Fee                                                          NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                         CLASS A
--------------------------------------------------------------------------------
Investment Advisory Fees                                                .35%
--------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                              .25%
--------------------------------------------------------------------------------
Other Expenses                                                          .18%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    .78%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                             (.06%)
--------------------------------------------------------------------------------
Net Expenses                                                            .72%
--------------------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .72% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                                                      CLASS A
--------------------------------------------------------------------------------
1 Year/1/                                                               $ 74
--------------------------------------------------------------------------------
3 Years                                                                  243
--------------------------------------------------------------------------------
5 Years                                                                  427
--------------------------------------------------------------------------------
10 Years                                                                 960
--------------------------------------------------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $80.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)

Michigan Municipal Money Market Fund


What is the goal of the Fund?

The Fund seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

What are the Fund's main investment strategies?

The Fund invests in high-quality, short-term money market instruments. These include short-term municipal securities issued in Michigan, which provide tax-exempt income. The Fund also may invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Michigan Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are municipal securities?

Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

MAIN RISKS

Large Positions/Geographic Concentration. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Michigan municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Michigan issuances, certain factors particular to Michigan, including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives in Michigan, may have a disproportionately negative impact on the Fund's investments.

FUND SUMMARY


Michigan Municipal Money Market Fund


Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.



The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1,2/ -- Class A Shares
--------------------------------------------------------------------------------

                                    [CHART]

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
1.83%   2.30%   3.32%   2.93%   3.00%   2.76%   2.61%   3.49%   2.10%   0.80%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.29%.


/2/ Performance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999.

--------------------------------------------------------------------------------
Best Quarter: 0.92% 4Q2000                      Worst Quarter: 0.19% 3Q2002
--------------------------------------------------------------------------------

O N E  G R O U P(R)

FUND SUMMARY


Michigan Municipal Money Market Fund

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/

================================================================================
                      INCEPTION                                     PERFORMANCE
                    DATE OF CLASS   1 YEAR    5 YEARS     10 YEARS SINCE 1/31/91
--------------------------------------------------------------------------------
Class A                 1/31/91      0.80%      2.35%      2.51%       2.60%
--------------------------------------------------------------------------------

/1/ Performance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999.



To obtain current yield information, call toll-free 1-800-480-4111 or visit www.onegroup.com.



Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
==================================================================================
(fees paid directly from your investment)/1/                   CLASS A   CLASS C
==================================================================================
Maximum Sales Charge (Load) Imposed on Purchases                 NONE     NONE
----------------------------------------------------------------------------------
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                             NONE     1.00%
----------------------------------------------------------------------------------
(as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                                   NONE     NONE
----------------------------------------------------------------------------------
Exchange Fee                                                     NONE     NONE
----------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
==================================================================================
(expenses that are deducted from Fund assets)                  CLASS A   CLASS C
==================================================================================
Investment Advisory Fees                                         .35%      .35%
----------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                       .25%     1.00%
----------------------------------------------------------------------------------
Other Expenses                                                   .22%      .22%
----------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             .82%     1.57%
----------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                      (.08%)    (.08%)
----------------------------------------------------------------------------------
Net Expenses                                                     .74%     1.49%
----------------------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account applicable fee may be


/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .74% for Class A shares, and to 1.49% for Class C shares for the period beginning November 1, 2003, and ending October 31, 2004.

FUND SUMMARY

Michigan Municipal Money Market Fund


Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                               CLASS A           CLASS C            CLASS C

                                                ASSUMING          ASSUMING NO
                                              REDEMPTION AT        REDEMPTION
                                               THE END OF
                                              EACH PERIOD
================================================================================
   Year/1/                      $   76            $  252            $  152
--------------------------------------------------------------------------------
3 Years                            254               488               488
--------------------------------------------------------------------------------
5 Years                            447               848               848
--------------------------------------------------------------------------------
10 Years                         1,006             1,861             1,861
--------------------------------------------------------------------------------
/1/ Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                         $ 84
     Class C (with redemption)       $260
     Class C (no redemption)         $160

O N E  G R O U P (R)

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Ohio Municipal Money Market Fund

What is the goal of the Fund?

The Fund seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

What are the Fund's main investment strategies?


The Fund invests in high-quality, short-term money market instruments. These include short-term municipal securities issued in Ohio, which provide tax-exempt income. The Fund may also invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Ohio Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?

Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Large Positions/Geographically Concentrated. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Ohio municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Ohio issuances, certain factors particular to Ohio, including economic conditions, constitutional amendments, legislative and executive measures and voter initiatives in Ohio, may have a disproportionately negative impact on the Fund's investments.

FUND SUMMARY

Ohio Municipal Money Market Fund


Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1/ -- Class A Shares
-------------------------------------------------------------------------------

                                     [CHART]

1994     1995     1996     1997     1998     1999     2000     2001     2002
----     ----     ----     ----     ----     ----     ----     ----     ----
2.35%    3.30%    2.88%    3.08%    2.88%    2.63%    3.47%    2.13%    0.78%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.29%.


-------------------------------------------------------------------------------
Best Quarter: 0.91% 2Q2000                      Worst Quarter: 0.18% 3Q2002
-------------------------------------------------------------------------------

O N E  G R O U P (R)

FUND SUMMARY

Ohio Municipal Money Market Fund



The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.


 Average Annual Total Returns through December 31, 2002

-------------------------------------------------------------------------------
                       INCEPTION                                 PERFORMANCE
                     DATE OF CLASS  1 YEAR  5 YEARS   10 YEARS   SINCE 1/26/93
-------------------------------------------------------------------------------
 Class A                1/26/93      0.78%    2.37%        NA        2.56%

To obtain current yield information, call toll-free 1-800-480-4111 or visit www.onegroup.com.




Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from your investment)/1/               CLASS A   CLASS C
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases           NONE      NONE
-------------------------------------------------------------------------------
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                       NONE      1.00%
-------------------------------------------------------------------------------
  (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                             NONE      NONE
-------------------------------------------------------------------------------
Exchange Fee                                               NONE      NONE
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)              CLASS A   CLASS C
-------------------------------------------------------------------------------
Investment Advisory Fees                                    .30%       .30%
-------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                  .25%      1.00%
-------------------------------------------------------------------------------
Other Expenses                                              .20%       .20%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                        .75%      1.50%
-------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                 (.03%)     (.03%)
-------------------------------------------------------------------------------
Net Expenses                                                .72%      1.47%
-------------------------------------------------------------------------------

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.


/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .72% for Class A shares and to 1.47% for Class C shares for the period beginning November 1, 2003, and ending October 31, 2004.

FUND SUMMARY

Ohio Municipal Money Market Fund

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.



                                       CLASS A       CLASS C          CLASS C

                                                    ASSUMING         ASSUMING NO
                                                  REDEMPTION AT      REDEMPTION
                                                   THE END OF
                                                  EACH PERIOD
-------------------------------------------------------------------------------
1 Year/1/                               $ 74        $  250          $  150
-------------------------------------------------------------------------------
3 Years                                  237           471             471
-------------------------------------------------------------------------------
5 Years                                  414           816             816
-------------------------------------------------------------------------------
10 Years                                 928         1,788           1,788
-------------------------------------------------------------------------------
/1/ Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                             $ 77
     Class C (with redemption)           $253
     Class C (no redemption)             $153

More About the Funds

Each of the six Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

Principal Investment Strategies

The six mutual Funds described in this prospectus are designed to produce high current income consistent with liquidity and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

--------------------------------------------------------------------------------
                              FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.
--------------------------------------------------------------------------------

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.

ONE GROUP PRIME MONEY MARKET FUND.

..    The Fund invests only in U.S. dollar denominated securities.


..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    The Fund invests exclusively in money market instruments. These include:

     1.   corporate notes;
     2.   commercial paper;
     3.   funding agreements;
     4.   certificates of deposit; and
     5.   bank obligations.

..    Under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount appears to be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

..    The Fund may lend its securities.

WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.

ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND.

..    As a matter of fundamental policy, the Fund invests exclusively in U.S.
     Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreement collateralized by such obligations.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.


ONE GROUP U.S. GOVERNMENT SECURITIES MONEY MARKET FUND.


..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

ONE GROUP MUNICIPAL MONEY MARKET FUND.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its total assets in municipal securities, the income from which is exempt from federal personal income tax.

..    The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax.

..    The Fund may invest as much as 100% of its assets in municipal securities that produce income that is subject to the federal alternative minimum tax. If you are subject to the federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest.

..    The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements. For a list of all the securities in which the Fund may invest, please read "Investment Practices" in Appendix A.

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Michigan personal income tax.

..    The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax and Michigan personal income tax.

..    The Fund also may invest up to 20% of its total assets in non-Michigan municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Michigan as well as their political subdivisions, agencies, instrumentalities and authorities that produce interest exempt from federal income tax.


..    The Fund has the ability, for temporary defensive purposes, to invest as much as 100% of its assets in non-Michigan municipal securities that produce income that may be subject to the federal alternative minimum tax. If you are subject to the federal alternative minimum tax, please read the section of this prospectus entitled, "Tax Treatment of Shareholders" before you invest.


..    The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.


ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND.


..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Ohio personal income tax.

..    The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax and Ohio personal income tax.

..    The Fund also may invest up to 20% of its total assets in non-Ohio municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Ohio, as well as their political subdivisions, agencies, instrumentalities and authorities that produce interest exempt from federal income tax.


..    The Fund has the ability, for temporary defensive purposes, to invest as much as 100% of its assets in non-Ohio municipal securities that produce income that may be subject to the federal alternative minimum tax. If you are subject to the federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest.

..    The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

Investment Risks


The main risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.

NET ASSET VALUE. There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.


DIVERSIFICATION. The Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund may be less diversified than money market funds that are not single state funds. This is because a single state fund may invest a significantly greater portion of its assets in the securities of a single issuer than can a "diversified" fund. In addition, each Fund's investments are concentrated geographically. These concentrations increase the risk of loss to each Fund if the issuer of a security fails to make interest or principal payments or if the market value of a security declines. Investment in each Fund may entail more risks than an investment in another type of money market fund.

THE MICHIGAN ECONOMY. The Michigan Municipal Money Market Fund's investments are concentrated in Michigan. The Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income taxes and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer, in part, the financing of education costs from property taxes to sales taxes.

THE OHIO ECONOMY. The Ohio Municipal Money Market Fund's investments are concentrated in Ohio. While Ohio's economy has become increasingly diversified, it continues to rely to a significant degree on durable goods manufacturing, such as automobiles, tires, steel and household appliances. These industries tend to be cyclical. Agriculture also is an important part of the Ohio economy, and the state has several programs that provide financial assistance to farmers. Although obligations issued by the state and its political subdivisions are payable from specific sources or taxes, future economic difficulties and the impact on state and local government finances may negatively affect the market value of the Ohio municipal securities held by the Ohio Municipal Money Market Fund.


FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Although money market funds limit such fluctuations by limiting the maturities of their investments, the value of your investment in a Fund could increase or decrease as the value of a Fund's investments increases and decreases to an extent greater than anticipated by the investment advisor. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligations.

PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


DERIVATIVES. Each Fund other than the U.S. Treasury Securities Market Fund may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.


                        WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.


ILLIQUID INVESTMENTS. Each Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.

For more information about risks associated with the types of investments that the Funds purchase, please read "Fund Summaries: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.


Additional investment policies can be found in the Statement of Additional Information.

Portfolio Quality and Maturity

The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversified money market fund's assets (although there is no limit on government securities.) Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.

Temporary Defensive Positions

To respond to unusual market conditions, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund may invest all or most of their assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than longer-term investments, produce taxable income and prevent the Funds from meeting their investment objectives.

                           WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.


While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

How to Do Business with One Group Mutual Funds
--------------------------------------------------------------------------------

Purchasing Fund Shares

Where can I buy shares?

You may purchase Fund shares:

..   From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..   Directly from One Group through One Group Dealer Services, Inc. (the
    "Distributor").

When can I buy shares?


..   Purchases may be made on any business day. This includes any day that the
    Funds are open for business. The Funds will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve are closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


..   Purchase requests will be effective on the day received and you will be eligible to receive dividends declared the same day, if such purchase orders are received:

    (i) before 12:00 noon Eastern Time ("ET") for the Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund;

    (ii) before 4:00 p.m. ET for the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund and the U.S. Government Securities Money Market Fund.


..   On occasion, the NYSE closes before 4:00 p.m. ET. When the NYSE closes before the times listed above, purchase requests received after the NYSE closes will be effective the following business day.

..   In addition, the Funds' custodian, State Street Bank and Trust Company, must receive "federal funds" before the above noted times (each Fund's "cut-off time"). If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.


..   If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

..   The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

..   Shares are electronically recorded. Therefore, certificates will not be issued.

What kind of shares can I buy?

..   This prospectus offers Class A, Class B and Class C shares, all of which are available to the general public.


..   Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled "Sales Charges."


How much do shares cost?

..   Shares are sold at net asset value ("NAV").


..   NAV per share is calculated by dividing the total market value of a Fund's investments and other assets attributable to a class (minus class liabilities) by the number of outstanding shares in that class. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.


..   NAV is calculated each business day as of:

    (i) 12:00 noon ET for the Municipal Money Market Fund, Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund;

    (ii) 4:00 p.m. ET for the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund and the U.S. Government Securities Money Market Fund.

On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, NAV will be calculated as of the time the NYSE closes.

How do I open an account?

1. Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.

2.  Decide how much you want to invest.

    .    The minimum initial investment is $1,000 per Fund.

    . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

    .    Subsequent investments must be at least $25 per Fund.

    . Class B shares may be purchased only in connection with exchanges from Class B shares of another fund. This is because Class A shares are offered with no sales charge and have lower expenses.


    . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b), SIMPLE IRA and wrap fee accounts). One Group reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.


3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


    Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. One

Group cannot waive these requirements. One Group is required by law to reject your Account Application if the required identifying information is not provided.

..    We will attempt to collect any missing information required on the Account
     Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

..    Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One
     Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4. Send the completed Account Application and a check to:


   ONE GROUP MUTUAL FUNDS
   P.O. BOX 8528
   BOSTON, MA 02266-8528


..    If you choose to pay by wire, please call 1-800-480-4111 to notify One
     Group of your purchase and authorize your financial institution to wire funds to:

     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
      (EX: ONE GROUP ABC FUND-A)
     YOUR FUND NUMBER & ACCOUNT NUMBER
      (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
      (EX: JOHN SMITH & MARY SMITH, JTWROS)

..    All checks must be in U.S. dollars. One Group does not accept cash, starter checks or credit card checks. One Group reserves the right to refuse "third party checks". Checks made payable to any individual or company and endorsed to One Group Mutual Funds or the Fund are considered third party checks.

All checks must be payable to one of the following:


..    One Group Mutual Funds; or

..    The specific Fund in which you are investing.

5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-800-480-4111.


Can I purchase shares over the telephone?

Yes. Simply select this option on your Account Application Form and then:

..    Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your purchase instructions.

..    Authorize a bank transfer or initiate a wire transfer to the following wire address:

     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
      (EX: ONE GROUP ABC FUND-A)
     YOUR FUND NUMBER & ACCOUNT NUMBER
      (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
      (EX: JOHN SMITH & MARY SMITH, JTWROS)

..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000 per Fund. To establish a Systematic Investment Plan:

..    Select the "Systematic Investment Plan" option on the Account Application
     Form.

..    Provide the necessary information about the bank account from which your investments will be made.

..    One Group may hold redemption proceeds from the sale of shares purchased under a Systematic Investment Plan until the purchase has been processed, which may be as long as five (5) business days.

..    One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

..    You may revoke your election to make systematic investments by calling
     1-800-480-4111 or by sending a letter to:


ONE GROUP MUTUAL FUNDS
P.O. BOX 8528
BOSTON, MA 02266-8528

May I write checks on my account?

Class A shareholders may write checks for $250 or more.

..    Checks may be payable to any person and your account will continue to earn dividends until the check clears.

..    Checks are free, but your bank or the payee may charge you for stop payment orders, insufficient funds, or other valid reasons.

..    You can not use this option to close your account because of the difficulty of determining the exact value of your account.


..    You must wait five (5) business days before you can write a check against shares purchased by a check.

To Select This Option

..    Select the "Check Writing" option on the Account Application Form.

..    Complete, sign and return a signature card and other forms sent to you by
     State Street Bank and Trust Company. You will receive a supply of checks that will be drawn on State Street Bank and Trust Company.

--------------------------------------------------------------------------------
Sales Charges


The Distributor compensates Shareholder Servicing Agents who sell shares of One Group Funds. Compensation comes from sales charges, 12b-1 fees, and payments by the Distributor and the Funds' investment advisor from their own resources. The tables below show the sales charges for each class of shares and the percentage of your investment that is paid as commission to a Shareholder Servicing Agent. Class A shares do not assess a sales charge. Shareholder Servicing Agents who sell Class A shares of the Funds offered in this prospectus are not paid a commission.


CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:


                   ================================================
                         YEARS          CDSC AS A PERCENTAGE
                         SINCE            OF DOLLAR AMOUNT
                        PURCHASE          SUBJECT TO CHARGE

                           0-1                  5.00%
                   ------------------------------------------------
                           1-2                  4.00%
                   ------------------------------------------------
                           2-3                  3.00%
                   ------------------------------------------------
                           3-4                  3.00%
                   ------------------------------------------------
                           4-5                  2.00%
                   ------------------------------------------------
                           5-6                  1.00%
                   ------------------------------------------------
                       MORE THAN 6              NONE
                   ------------------------------------------------

The Distributor pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.


Conversion Feature

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

..    After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.


..    You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.


..    If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

======================================================
      YEARS                    CDSC AS A PERCENTAGE
      SINCE                     OF DOLLAR AMOUNT
    PURCHASE                     SUBJECT TO CHARGE

      0-1                               1.00%
------------------------------------------------------
AFTER FIRST YEAR                        NONE

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from the Distributor.

How the Class B and Class C CDSC is Calculated

..    The Fund assumes that all purchases made in a given month were made on the first day of the month.

..    For Class B and Class C shares purchased prior to November 1, 2002, the
     CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B and Class C shares purchased on or after November 1, 2002, the CDSC is based on the original cost of the shares.

..    No CDSC is assessed on shares acquired through reinvestment of dividends or capital gains distributions.

..    To keep your CDSC as low as possible, the Fund first will redeem the shares you have acquired through dividend reinvestment followed by shares you held for the longest time and thus have the lowest CDSC.

..    If you exchange Class B or Class C shares of an unrelated mutual fund for
     Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12B-1 FEES


Each One Group Fund described in this prospectus has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called "12b-1 fees." 12b-1 fees are paid by the One Group Funds to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group Funds.


The 12b-1 fees vary by share class as follows:

1. Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund.

2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

..    The Distributor may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, the Distributor received 12b-1 fees totaling .25% of the average daily net assets of Class A and 1.00% of the average daily net assets of Class B and Class C shares, respectively.

..    The Distributor may pay 12b-1 fees to its affiliates, including Banc One
     Investment Advisors, or any sub-advisor.

Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
Sales Charge Reductions and Waivers

WAIVER OF THE CLASS B AND CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class B or Class C shares of the
Funds:


1. If you withdraw no more than a specified percentage (as indicated in "Can I redeem on a systematic basis?") of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see "Can I redeem on a systematic basis?."


2. If you are the shareholder (or a joint shareholder) or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.


3. Exchanged in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.


4. Exchanged for Class B or Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read "Do I pay a sales charge on an exchange?."

5. If the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.


Waiver Applicable Only to Class C Shares

1. No sales charge is imposed on Class C shares of the Funds if the shares were bought with proceeds from the sale of Class C shares of a One Group Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.


WAIVER QUALIFICATIONS

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, call 1-800-480-4111 or contact your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.

--------------------------------------------------------------------------------
Exchanging Fund Shares

What are my exchange privileges?

You may make the following exchanges:

..    Class A shares of a Fund may be exchanged for Class I shares of that Fund or Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

..    Class B shares of a Fund may be exchanged for Class B shares of another One
     Group Fund.

..    Class C shares of the Short-Term Municipal Bond Fund, the Ultra Short-Term
     Bond Fund, and the Short-Term Bond Fund (collectively, the "Short-Term Bond Funds") may be exchanged for Class C shares of any other One Group Fund, including Class C shares of any of the Short-Term Bond Funds.

..    Class C shares of any other Fund may be exchanged for Class C shares of another One Group Fund, other than for Class C shares of the Short-Term Bond Funds.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in dollar cost averaging. To participate in the Systematic Exchange Privilege, please select it on your Account Application. To learn more about it, call 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.


Before making an exchange request, you should read the prospectus of the One Group Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.come or by calling 1-800-480-4111.

When are exchanges processed?

Exchanges are processed the same business day they are received, provided:

..    State Street Bank and Trust Company receives the request by:

     (i) 12:00 noon ET for the Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund.

     (ii) 4:00 p.m. ET for the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund and the U.S. Government Securities Money Market Fund.

..    You have provided One Group with all of the information necessary to process the exchange.


..    You have contacted your Shareholder Servicing Agent, if necessary.


Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange. However:


..    You will pay a sales charge if you bought Class A shares of a Fund that does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging unless you qualify for a sales charge waiver.

..    If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

     1. Your new Class B or Class C shares will be subject to the CDSC of the Fund from which you exchanged.


     2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

================================================================================

Redeeming Fund Shares

When can I redeem shares?


You may redeem all or some of your shares on any day that the Funds are open for business.

..    Redemption requests will be effective that day if received before:

     (i) 12:00 noon ET for the Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund.

     (ii) 4:00 p.m. ET for the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund and the U.S. Government Securities Money Market Fund.

On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, redemption requests received after the NYSE closes will be effective the following business day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

     1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

          ONE GROUP MUTUAL FUNDS
          P.O. BOX 8528
          BOSTON, MA 02266-8528

     2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is for $50,000 worth of shares or less; and

     2.   The redemption check is payable to the shareholder of record; and

     3. The redemption check is mailed to the shareholder of record at the record address or the redemption is payable by wire or bank transfer
          (ACH) to a pre-existing bank account currently designated on your One Group account.

..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

     1.   A financial institution; or

     2.   Your Shareholder Servicing Agent.

..    State Street Bank and Trust Company may charge you a wire redemption fee.
     The current fee is $7.00.

..    One Group may hold redemption proceeds from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as five (5) business days.

..    Your redemption proceeds will be paid within seven (7) days after receipt of the redemption request. However, the Funds will attempt to honor requests for same day payment if the request is received before the times listed in "When can I redeem shares?." If redemption requests are received after these times, the Funds will attempt to wire payment the next business day.

..    The Funds also will attempt to honor requests for payment in two business days, if the redemption request is received after the time listed above.

What will my shares be worth?

..    The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

..    If you own Class A, Class B or Class C shares and the Fund receives your redemption request before the times listed in "When can I redeem shares?", you will receive that day's NAV, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application Form.


..    Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Can I redeem on a systematic basis?


..    If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic withdrawals in connection with required minimum distributions under a retirement plan may be in any amount.


..    Select the "Systematic Withdrawal Plan" option on the Account Application
     Form.

..    Specify the amount you wish to receive and the frequency of the payments.

..    You may designate a person other than yourself as the payee.

..    There is no fee for this service.

..    If you select this option, please keep in mind that:


1. If you own Class B or Class C shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

     . Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

     . Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

2. The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limit above, please see the Funds' Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC.

3. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.


4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

..    Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if your account value falls below the minimum required balance. If your account is closed for this reason, you will not be charged a CDSC. For information on minimum required balances, please read, "How do I open an account?."


..    One Group may suspend your ability to redeem when:

     1. Trading on the NYSE is restricted.

     2. The NYSE is closed (other than weekend and holiday closings).

     3. The SEC has permitted a suspension.

     4. An emergency exists.

The Statement of Additional Information offers more details about this process.

Privacy Policy

--------------------------------------------------------------------------------
One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure

From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security

For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment

One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information


Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


Dividend Policies

Dividends


The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. Dividends payable on Class A shares will be more than those payable on other shares classes described in this prospectus. This is because such other share classes have higher distribution expenses.


Dividend Reinvestment


You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.


Special Dividend Rules for Class B Shares

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

Tax Treatment of Shareholders

Taxation of Shareholder Transactions

A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.


Taxation of Distributions--Prime Money Market Fund, U.S. Treasury Securities Money Market Fund and U.S. Government Securities Money Market Fund

Each Fund will distribute substantially all of its net investment income. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income (generally, all of the Fund's net investment income) will be taxable as ordinary income and will not qualify for any reduced rates that may apply to any "qualified dividend income." Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Dividends--Municipal Money Market Fund, Michigan Money Market Fund and Ohio Municipal Money Market Fund

Each Fund will distribute substantially all of its net investment income. These Funds may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


Taxation of Dividends--Michigan Municipal Money Market Fund

Dividends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan income tax and generally, also exempt from Michigan single business tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. government obligations (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan single business tax, even though the dividends may be exempt for federal income tax purposes.

Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

Taxation of Dividends--Ohio Municipal Money Market Fund

Dividends received from the Ohio Municipal Money Market Fund that result from interest on obligations of the State of Ohio, its political or governmental subdivisions or agencies or instrumentalities of Ohio ("Ohio Obligations") are exempt from Ohio personal income tax, and municipal and school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax must include the Fund shares in the corporation's tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income tax computation. Dividends that are attributable to profit on the sale, exchange, or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Tax Treatment of Shareholders." If you are considering purchasing shares of any money market funds, particularly the Municipal, Michigan Municipal or Ohio Municipal Money Market Funds, with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

Tax Information


The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.


--------------------------------------------------------------------------------
Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.


If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-800-480-4111 or visit www.onegroup.com.

Management of One Group Mutual Funds

================================================================================

The Advisor


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


================================================================================

Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

=====================================================================================
                                                                    ANNUAL RATE
                                                                  AS PERCENTAGE OF
FUND                                                         AVERAGE DAILY NET ASSETS
One Group(R) Prime Money Market Fund                                   0.32%
-------------------------------------------------------------------------------------
One Group(R) U.S. Treasury Securities Money Market Fund                0.34%
-------------------------------------------------------------------------------------
One Group(R) U.S. Government Securities Money Market Fund              0.33%
-------------------------------------------------------------------------------------
One Group(R) Municipal Money Market Fund                               0.27%
-------------------------------------------------------------------------------------
One Group(R) Michigan Municipal Money Market Fund                      0.27%
-------------------------------------------------------------------------------------
One Group(R) Ohio Municipal Money Market Fund                          0.27%

Legal Proceedings

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds ("Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' that advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with the inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 20903, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation One announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading 1933, statements in their prospectuses in violation of Section committed fraud in violation of Sections 10(b) 11 of the Securities Act of 1934, and breached their fiduciary duties to plaintiffs of the in Securities violation Exchange of Section Act 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiff's attorney's and experts' fees.

7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of
     Section 34(b) of the Investment Company Act of 1940, plaintiffs committed fraud, breached their fiduciary duties to plaintiffs. The action seeks, among other things injunction relief accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group

     Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard
     R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
     Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and
     Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


PRIME MONEY MARKET FUND                                                         YEAR ENDED JUNE 30,
                                                         --------------------------------------------------------------------
CLASS A SHARES                                              2003          2002         2001          2000        1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $    1.000   $    1.000    $    1.000    $    1.000    $    1.000
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                      0.009        0.019         0.052         0.051         0.046
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                    (0.0009)      (0.019)       (0.052)       (0.051)       (0.046)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $    1.000   $    1.000    $    1.000    $    1.000    $    1.000
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                                   0.89%        1.88%         5.37%         5.25%         4.72%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                     $5,744,025   $6,521,235    $7,342,790    $3,505,068    $3,171,028
   Ratio of expenses to average net assets                     0.77%        0.77%         0.77%         0.77%         0.75%
   Ratio of net investment income to average net assets        0.90%        1.88%         5.01%         5.13%         4.47%
   Ratio of expenses to average net assets*                    0.80%        0.80%         0.80%         0.80%         0.79%

PRIME MONEY MARKET FUND                                                              YEAR ENDED JUNE 30,
                                                                      -------------------------------------------------------
CLASS B SHARES                                                            2003       2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                                  0.003      0.011      0.045      0.044      0.039
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                                 (0.003)    (0.011)    (0.045)    (0.044)    (0.039)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
-----------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                       0.33%      1.12%      4.58%      4.47%      3.94%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                                    $62,581    $38,690    $33,898    $16,564    $ 9,854
   Ratio of expenses to average net assets                                 1.33%      1.52%      1.52%      1.52%      1.50%
   Ratio of net investment income to average net assets                    0.32%      1.08%      4.22%      4.42%      3.80%
   Ratio of expenses to average net assets*                                1.55%      1.55%      1.55%      1.55%      1.54%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

O N E  G R O U P (R)

FINANCIAL HIGHLIGHTS

                                                                                                    MAY 31,
                                                                          YEAR ENDED JUNE 30,      2000 TO
PRIME MONEY MARKET FUND                                               --------------------------   JUNE 30,
CLASS C SHARES                                                         2003      2002      2001    2000(A)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 1.000   $ 1.000   $ 1.000  $ 1.000
------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                0.003     0.011     0.045    0.004
------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment income                                               (0.003)   (0.011)   (0.045)  (0.004)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $ 1.000   $ 1.000   $ 1.000  $ 1.000
------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                    0.33%     1.12%     4.58%    0.43%(B)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                                  $ 9,267   $ 3,430   $ 1,266  $   848
  Ratio of expenses to average net assets                               1.33%     1.52%     1.52%    1.52%(C)
  Ratio of net investment income to average net assets                  0.31%     0.95%     4.30%    5.11%(C)
  Ratio of expenses to average net assets*                              1.55%     1.55%     1.56%    1.55%(C)


                                                                     YEAR ENDED JUNE 30,
U.S. TREASURY SECURITIES MONEY MARKET FUND    --------------------------------------------------------------------
CLASS A SHARES                                   2003         2002          2001           2000          1999
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $    1.000   $    1.000    $    1.000     $    1.000      $    1.000
------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                            0.007        0.018         0.049          0.048           0.043
------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                           (0.007)      (0.018)       (0.049)        (0.048)         (0.043)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $    1.000   $    1.000    $    1.000     $    1.000      $    1.000
------------------------------------------------------------------------------------------------------------------
Total Return                                        0.73%        1.81%         5.05%          4.86%           4.37%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)           $2,453,050   $3,162,893    $3,512,937     $1,846,153      $2,073,442
  Ratio of expenses to average net assets           0.77%        0.77%         0.77%          0.76%           0.76%
  Ratio of net investment income to average
    net assets                                      0.75%        1.80%         4.75%          4.74%           4.21%
  Ratio of expenses to average net assets*          0.78%        0.78%         0.78%          0.79%           0.79%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.

O N E  G R O U P (R)

FINANCIAL HIGHLIGHTS


U.S. TREASURY SECURITIES MONEY MARKET FUND                                   YEAR ENDED JUNE 30,
                                                        ------------------------------------------------------
CLASS B SHARES                                            2003     2002           2001      2000       1999
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $1.000   $1.000         $1.000    $1.000     $1.000
--------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                   0.003    0.010          0.042     0.040      0.035
--------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                  (0.003)  (0.010)        (0.042)   (0.040)    (0.035)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $1.000   $1.000         $1.000    $1.000     $1.000
==============================================================================================================
Total Return (Excludes Sales Charge)                        0.31%    1.05%          4.27%     4.08%      3.60%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                      $3,096   $1,735         $1,014    $1,057     $1,012
   Ratio of expenses to average net assets                  1.17%    1.52%          1.52%     1.51%      1.51%
   Ratio of net investment income to average net assets     0.31%    0.95%          4.17%     3.97%      3.43%
   Ratio of expenses to average net assets*                 1.53%    1.53%          1.54%     1.54%      1.54%

U.S. TREASURY SECURITIES MONEY MARKET FUND                             YEAR ENDED JUNE 30,
CLASS C SHARES                                            2003     2002           2001      2000        1999
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $1.000   $1.000         $1.000    $1.000     $1.000
--------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                   0.003    0.010          0.042     0.040      0.035
--------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                  (0.003)  (0.010)        (0.042)   (0.040)    (0.035)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $1.000   $1.000         $1.000    $1.000     $1.000
==============================================================================================================
Total Return (Excludes Sales Charge)                        0.31%    1.05%          4.27%     4.08%      3.59%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                      $  869   $  682         $  459    $  526     $  684
   Ratio of expenses to average net assets                  1.19%    1.52%          1.52%     1.51%      1.51%
   Ratio of net investment income to average net assets     0.30%    1.02%          4.00%     3.96%      3.35%
   Ratio of expenses to average net assets*                 1.53%    1.53%          1.53%     1.54%      1.54%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)

                                                                YEAR ENDED           MARCH 16,
                                                                 JUNE 30,             2001 TO
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND             ----------------------       JUNE 30,
CLASS A SHARES                                              2003        2002          2001(A)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  1.000    $  1.000       $  1.000
------------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                                      0.008       0.019          0.011
------------------------------------------------------------------------------------------------
Distributions:
 Net investment income                                     (0.008)     (0.019)        (0.011)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  1.000    $  1.000       $  1.000
------------------------------------------------------------------------------------------------
 Total Return                                                0.84%       1.91%          1.11%(B)

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                       $743,618    $833,623       $749,460
 Ratio of expenses to average net assets                     0.77%       0.77%          0.77%(C)
 Ratio of net investment income to average net assets        0.84%       1.86%          3.72%(C)
 Ratio of expenses to average net assets*                    0.79%       0.70%          0.77%(C)

                                                                YEAR ENDED JUNE 30,
MUNICIPAL MONEY MARKET FUND                  --------------------------------------------------------
CLASS A SHARES                                  2003        2002        2001       2000        1999
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  1.000    $  1.000    $  1.000   $  1.000    $  1.000
-----------------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                          0.007       0.012       0.032      0.031       0.026
-----------------------------------------------------------------------------------------------------
Distributions:
 Net investment income                         (0.007)     (0.012)     (0.032)    (0.031)     (0.026)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $  1.000    $  1.000    $  1.000   $  1.000    $  1.000
-----------------------------------------------------------------------------------------------------
Total Return                                     0.71%       1.20%       3.23%      3.12%       2.63%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of  period (000)          $486,778    $534,947    $470,425   $438,468    $428,448
 Ratio of expenses to average net assets         0.70%       0.69%       0.70%      0.71%       0.70%
 Ratio of net investment income to average
  net assets                                     0.71%       1.19%       3.18%      3.06%       2.59%
 Ratio of expenses to average net assets*        0.78%       0.77%       0.78%      0.79%       0.80%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A)Period from commencement of operations. (B)Not annualized. (C)Annualized.

O N E  G R O U P(R)

                              FINANCIAL HIGHLIGHTS




                                                                                                     SIX MONTHS        YEAR ENDED
MICHIGAN MUNICIPAL MONEY MARKET FUND                                   YEAR ENDED JUNE 30,              ENDED          DECEMBER 31,
                                                           ----------------------------------------    JUNE 30,      --------------
CLASS A SHARES                                                2003       2002       2001       2000     1999(A)           1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 1.000    $ 1.000   $  1.000    $ 1.000    $ 1.000         $ 1.000
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                      0.006      0.012      0.031      0.030      0.012           0.027
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                     (0.006)    (0.012)    (0.031)    (0.030)    (0.012)         (0.027)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $ 1.000    $ 1.000   $  1.000    $ 1.000    $ 1.000         $ 1.000
===================================================================================================================================
Total Return                                                  0.62%      1.16%      3.18%      3.06%      1.21%(B)        2.76%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                       $77,476    $62,408   $125,294    $76,294    $69,101         $64,283
   Ratio of expenses to average net assets                    0.74%      0.72%      0.70%      0.72%      0.75%(C)        0.75%
   Ratio of net investment income to average net assets       0.62%      1.21%      3.05%      3.03%      2.42%(C)        2.72%
   Ratio of expenses to average net assets*                   0.82%      0.80%      0.78%      0.81%      0.84%(C)        0.78%

MICHIGAN MUNICIPAL MONEY MARKET FUND                                                       YEAR ENDED JUNE 30,
                                                                          ---------------------------------------------------------
CLASS A SHARES                                                              2003       2002       2001       2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 1.000   $  1.000    $ 1.000    $ 1.000      $ 1.000
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                     0.006      0.012      0.031      0.030        0.026
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                    (0.006)    (0.012)    (0.031)    (0.030)      (0.026)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $ 1.000   $  1.000    $ 1.000    $ 1.000      $ 1.000
===================================================================================================================================
Total Return                                                                 0.63%      1.17%      3.16%      3.06%        2.62%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                                      $79,911   $ 90,602    $59,583    $29,842      $37,180
   Ratio of expenses to average net assets                                   0.72%      0.71%      0.71%      0.70%        0.67%
   Ratio of net investment income to average net assets                      0.62%      1.17%      3.05%      3.00%        2.60%
   Ratio of expenses to average net assets*                                  0.75%      0.75%      0.74%      0.77%        0.80%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Michigan Municipal Money Market Fund. (B) Not annualized. (C) Annualized.

Appendix A

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

======================================================================
                                                FUND NAME  FUND CODE
----------------------------------------------------------------------
                    One Groups(r) Prime Money Market Fund      1
----------------------------------------------------------------------
  One Group(r) U.S. Treasury Securities Money Market Fund      2
----------------------------------------------------------------------
One Group(r) U.S. Government Securities Money Market Fund      3
----------------------------------------------------------------------
                 One Group(r) Municipal Money Market Fund      4
----------------------------------------------------------------------
        One Group(r) Michigan Municipal Money Market Fund      5
----------------------------------------------------------------------
            One Group(r) Ohio Municipal Money Market Fund      6
----------------------------------------------------------------------

                                                           Fund     Risk
Instrument                                                 Code     Type
================================================================================
Asset-Backed Securities: Securities secured by company     1, 4-6   Prepayment
receivables, home equity loans, truck and auto loans,               Market
leases, credit card receivables and other securities                Credit
backed by other types of receivables or other assets.               Regulatory
--------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts     1, 4-6   Credit
drawn on and accepted by a commercial bank. Maturities              Liquidity
are generally six months or less.                                   Market
--------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with       1, 4-6   Market
a stated maturity.                                                  Credit
                                                                    Liquidity
--------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term         1, 4-6   Credit
promissory notes issued by corporations and other                   Liquidity
entities. Maturities generally vary from a few days                 Market
to nine months.
--------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts       1, 4-6   Market
and standby commitments to purchase the securities at               Liquidity
a fixed price (usually with accrued interest) within                Management
a fixed period of time following demand by a Fund.
--------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes           1, 4-6   Market
which normally mature within a short period of time                 Credit
(e.g., one month) but which may be extended by the                  Liquidity
issuer for a maximum maturity of thirteen months.
--------------------------------------------------------------------------------
Foreign Securities: Commercial paper of foreign            1, 4-6   Market
issuers and obligations of foreign banks, overseas                  Political
branches of U.S. banks and supranational entities.                  Liquidity
                                                                    Foreign
                                                                    Investment
--------------------------------------------------------------------------------

                                                         Fund       Risk
Instrument                                               Code       Type
================================================================================
Investment Company Securities: Shares of other           1, 3-6     Market
money market mutual funds, including One Group money
market funds and shares of other money market funds
for which Banc One Investment Advisors or its
affiliates serve as investment advisor or
administrator. Banc One Investment Advisors will
waive certain fees when investing in funds for
which it serves as investment advisor, to the extent
required by law.
--------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured     1, 3-6     Prepayment
by real estate loans and pools of loans. These                      Market
include collateralized mortgage obligations ("CMOs"),               Credit
and Real Estate Mortgage Investment Conduits                        Regulatory
("REMICs").
--------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or    1, 4-6     Market
political subdivision to obtain funds for various                   Credit
public purposes. Municipal securities include private               Political
activity bonds and industrial development bonds, as                 Tax
well as General Obligation Notes, Tax Anticipation                  Regulatory
Notes, Bond Anticipation Notes, Revenue Anticipation
Notes, other short-term tax-exempt obligations,
municipal leases, obligations of municipal housing
authorities and single family revenue bonds.
--------------------------------------------------------------------------------
Participation Interests: Interests in municipal          1, 4-6     Credit
securities, including municipal leases, from                        Tax
financial institutions such as commercial and                       Market
investment banks, savings and loan associations
and insurance companies. These interests may take the
form of participations, beneficial interests in a
trust, partnership interests or any other form of
indirect ownership that allows the Funds to treat
the income from the investment as exempt from federal
income tax.
--------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and    1-6        Credit
the simultaneous commitment to return the security to               Market
the seller at an agreed upon price on an agreed upon                Liquidity
date. This is treated as a loan.
--------------------------------------------------------------------------------
Restricted Securities: Securities not registered         1, 4-6     Liquidity
Securities Act of 1933, such as privately placed                    Market
commercial paper and Rule 144A securities.
--------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security    1, 2, 4    Market
and the simultaneous commitment to buy the security                 Leverage
back at an agreed upon price on an agreed upon date.
This is treated as a borrowing by a Fund.
--------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of      1          Credit
a Fund's total assets. In return, the Fund will                     Market
receive cash, other securities and/or letters of                    Leverage
credit as collateral.
--------------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued         1          Market
by banks and highly rated U.S. insurance companies                  Credit
such as Guaranteed Investment Contracts ("GICs") and                Liquidity
Bank Investment Contracts ("BICs").
--------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a       1, 4-6     Liquidity
bank in exchange for the deposit of funds.                          Credit
                                                                    Market
--------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                  1, 4-6     Market
--------------------------------------------------------------------------------

                                                                                        Fund       Risk
Instrument                                                                              Code       Type
============================================================================================================
U.S. Government Agency Securities: Securities issued by agencies and                  1, 3-6       Market
instrumentalities of the U.S. government. These include Fannie Mae and Freddie                     Credit
Mac.
------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and  CUBES. The U.S.             1-6        Market
Treasury Securities Money Market Fund does not buy STRIPS and CUBES.
------------------------------------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with interest rates which are     1, 3-6       Market
reset daily, weekly, quarterly or some  other period and which may be payable                      Credit
to the Fund on demand.                                                                             Liquidity
------------------------------------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase                                 1-6       Market
or contract to purchase securities at a fixed price for delivery at                                Leverage
a future date.                                                                                     Liquidity
                                                                                                   Credit
------------------------------------------------------------------------------------------------------------

================================================================================
Investment Risks


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate. If these fluctuations are sufficiently strong (despite the fund's efforts to control them) the value of your investments will be affected. Certain investments are more susceptible to these risks than others.


..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. Risks associated with higher transaction costs, delayed settlements and adverse economic developments.


..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.


How Can I Get More Information? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:


     ONE GROUP(R) MUTUAL FUNDS
     1111 POLARIS PARKWAY
     COLUMBUS, OHIO 43271-1235

          OR VISITING

     WWW.ONEGROUP.COM


You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http:// www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


(Investment Company Act File No. 811-4236)


TOG-F-123 (11/03)


[LOGO]

MONEY MARKET FUNDS

Prospectus                                                      [ONE GROUP LOGO]
One Group Money Market Funds

     November 1, 2003
     Class I Shares

               One Group(R) Prime Money Market Fund
               One Group(R) U.S. Treasury Securities Money Market Fund One Group(R) U.S. Government Securities Money Market Fund One Group(R) Municipal Money Market Fund
               One Group(R) Michigan Municipal Money Market Fund
               One Group(R) Ohio Municipal Money Market Fund

     For Institutional Clients

               The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of

     CONTENTS

                  Fund Summaries: Investments, Risk & Performance
                                 One Group Prime Money Market Fund  _____
              One Group U.S. Treasury Securities Money Market Fund  _____
            One Group U.S. Government Securities Money Market Fund  _____
                             One Group Municipal Money Market Fund  _____
                    One Group Michigan Municipal Money Market Fund  _____
                        One Group Ohio Municipal Money Market Fund  _____

                                                More About the Funds
                                     Principal Investment Strategies  _____
                                                    Investment Risks  _____
                                      Portfolio Quality and Maturity  _____
                                       Temporary Defensive Positions  _____

              How to Do Business with One Group Mutual Funds
                                      Purchasing Fund Shares  _____
                                      Exchanging Fund Shares  _____
                                       Redeeming Fund Shares  _____

                                  Privacy Policy  _____

                 Shareholder Information
                           Voting Rights  _____
                       Dividend Policies  _____
           Tax Treatment of Shareholders  _____
      Shareholder Statements and Reports  _____

                                Management of One Group Mutual Funds
                                                         The Advisor  _____
                                                       Advisory Fees  _____


                                           Legal Proceedings  _____
                                        Financial Highlights  _____
                            Appendix A: Investment Practices  _____

O N E  G R O U P (R) Prime Money Market Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks current income with liquidity and stability of principal.

What are the Fund's main investment strategies?

The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will concentrate in the financial services industry, including asset-backed commercial paper programs. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Prime Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund

FUND SUMMARY  Prime Money Market Fund


seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

 1993     1994    1995    1996     1997    1998    1999    2000    2001    2002
 ----     ----    ----    ----     ----    ----    ----    ----    ----    ----
 2.97%   4.09%    5.83%   5.20%    5.32%   5.30%   4.95%   6.11%   3.81%   1.46%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.61%



================================================================================
Best Quarter: 1.56%  4Q2000           Worst Quarter: 0.32%  4Q2002
================================================================================

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002

================================================================================
                            INCEPTION
                          DATE OF CLASS         1 YEAR       5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class I                      8/1/85               1.46%        4.31%       4.49%



To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

FUND SUMMARY                Prime Money Market Fund


Fees and Expenses
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                          CLASS I
--------------------------------------------------------------------------------
Investment Advisory Fees                                                 .35%
--------------------------------------------------------------------------------
Other Expenses                                                           .20%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     .55%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                              (.03%)
--------------------------------------------------------------------------------
Net Expenses                                                             .52%
--------------------------------------------------------------------------------
/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .52% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.



Examples
--------------------------------------------------------------------------------
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


--------------------------------------------------------------------------------
      1 YEAR/1/          3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
         $53              $173              $304            $686
--------------------------------------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be $56.
                                       3

O N E  G R O U P (R)

U.S. Treasury Securities Money Market Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks current income with liquidity and stability of principal.

What are the Fund's main investment strategies?

The Fund invests exclusively in U. S. Treasury bills, notes and other obligations issued or guaranteed by the U. S. Treasury, and repurchase agreements collateralized by such obligations. The Fund will comply with SEC rules applicable to all money market funds including Rule 2a-7 under the Investment Company Act of 1940. For more information about the U. S. Treasury Securities Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

FUND SUMMARY

U.S. Treasury Securities Money Market Fund


Bar Chart (per calendar year)/1/ - Class I Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


1993         1994      1995       1996      1997       1998       1999       2000       2001       2002
-----        -----     -----      -----     -----      -----      -----      -----      -----      -----
2.81%        3.85%     5.62%     5.08%      5.14%     5.03%      4.58%       5.79%      3.53%      1.38%



/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.52%.

--------------------------------------------------------------------------------
Best Quarter: 1.52%       4Q2000        Worst Quarter: 0.26%         4Q2002
--------------------------------------------------------------------------------


The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.


Average Annual Total Returns through December 31, 2002

--------------------------------------------------------------------------------
                   INCEPTION
                 DATE OF CLASS         1 YEAR      5 YEARS             10 YEARS
--------------------------------------------------------------------------------
Class I             8/1/85              1.38%       4.05%                4.27%

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

FUND SUMMARY

U.S. Treasury Securities Money Market Fund

Fees and Expenses
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                           CLASS I
--------------------------------------------------------------------------------
Investment Advisory Fees                                                 .35%
--------------------------------------------------------------------------------
Other Expenses                                                           .18%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     .53%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                              (.01%)
--------------------------------------------------------------------------------
Net Expenses                                                             .52%
--------------------------------------------------------------------------------

/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .52% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples
--------------------------------------------------------------------------------
  1 YEAR/1/             3 YEARS                5 YEARS             10 YEARS
--------------------------------------------------------------------------------
    $53                   $169                   $295                $664
--------------------------------------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be $54.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

O N E  G R O U P(R)


U.S. Government Securities Money Market Fund


Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks high current income consistent with liquidity and stability of principal.

What are the Fund's main investment strategies?

The Fund invests in short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements relating to such securities. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the U.S. Government Securities Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."



MAIN RISKS

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

FUND SUMMARY U.S. Government Securities
             Money Market Fund


Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

                                      2002
                                      ----
                                      1.43%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.58%.

================================================================================
      Best Quarter: 0.40% 1Q2002             Worst Quarter: 0.30% 4Q2002
================================================================================

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002

================================================================================
                       INCEPTION                                PERFORMANCE
                     DATE OF CLASS             1 YEAR          SINCE 3/16/01
--------------------------------------------------------------------------------
Class I                 3/16/01                 1.43%              2.24%

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

FUND SUMMARY  U.S. Government Securities Money Market Fund


Fees and Expenses
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)                           CLASS I
================================================================================
Investment Advisory Fees                                                  .35%
--------------------------------------------------------------------------------
Other Expenses                                                            .19%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      .54%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                               (.02%)
--------------------------------------------------------------------------------
Net Expenses                                                              .52%
--------------------------------------------------------------------------------


/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .52% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.

Examples
--------------------------------------------------------------------------------
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


      1 YEAR/1/         3 YEARS         5 YEARS         10 YEARS
      ----------------------------------------------------------
        $ 53             $ 171           $ 300            $ 675
      ----------------------------------------------------------
      /1/  Without contractual fee waivers, 1 Year expenses would be $55.

O N E  G R O U P(R)         Municipal Money Market Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

What are the Fund's main investment strategies?

The Fund invests in high-quality, short-term money market instruments. These instruments include short-term municipal securities, which provide tax-exempt income. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?
Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?
Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

FUND SUMMARY                Municipal Money Market Fund


Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


1993         1994       1995       1996       1997      1998       1999       2000       2001       2002
----         ----       ----       ----       ----      ----       ----       ----       ----       ----
2.10%        2.54%      3.60%      3.13%      3.31%     3.10%      2.92%      3.79%      2.40%      1.11%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.54%.

--------------------------------------------------------------------------------
Best Quarter: 0.99%   4Q2000            Worst Quarter: 0.26%   1Q2002
--------------------------------------------------------------------------------

FUND SUMMARY  Municipal Money Market Fund

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year by-year results.

Average Annual Total Returns through December 31, 2002

================================================================================
             INCEPTION                                           PERFORMANCE
           DATE OF CLASS      1 YEAR    5 YEARS    10 YEARS     SINCE 6/4/87
--------------------------------------------------------------------------------
Class I        6/4/87           1.11%      2.66%       2.80%         3.48%

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.


Fees and Expenses
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)                            CLASS I
================================================================================
Investment Advisory Fees                                                  .35%
--------------------------------------------------------------------------------
Other Expenses                                                            .18%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      .53%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                               (.06%)
--------------------------------------------------------------------------------
Net Expenses                                                              .47%
--------------------------------------------------------------------------------


/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .47% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.

Examples
================================================================================
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


      1 YEAR/1/        3 YEARS       5 YEARS           10 YEARS
      ---------------------------------------------------------
         $48              $164          $290               $659
      ---------------------------------------------------------
      /1/  Without contractual fee waivers, 1 Year expenses would be $54.

O N E  G R O U P (R)  Michigan Municipal Money Market Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

What are the Fund's main investment strategies?

The Fund invests in high-quality, short-term money market instruments. These include short-term municipal securities issued in Michigan, which provide tax-exempt income. The Fund also may invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Michigan Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?
Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?
Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Large Positions/Geographic Concentration. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Michigan municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Michigan issuances, certain factors

FUND SUMMARY                Michigan Municipal Money
                            Market Fund


particular to Michigan, including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives in Michigan, may have a disproportionately negative impact on the Fund's investments.

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FUND SUMMARY                Michigan Municipal Money
                            Market Fund


How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1,2/ -- Class I Shares
--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


                                    [CHART]

1993         1994       1995       1996       1997      1998       1999       2000       2001       2002
-----        -----      -----      -----      -----     -----      -----      -----      -----      -----
1.83%        2.30%      3.32%      2.99%      3.26%     3.02%      2.87%      3.75%      2.35%      1.05%



/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.47%.

/2/ Performance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999. Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. Prior class performance has not been adjusted to reflect the differences in expenses between classes.

--------------------------------------------------------------------------------
Best Quarter: 0.98%       4Q2000         Worst Quarter:   0.25%   3Q2002
--------------------------------------------------------------------------------

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

FUND SUMMARY                Michigan Municipal Money
                            Market Fund

Average Annual Total Returns through December 31, 2002/1/


-------------------------------------------------------------------------------------------------
                      INCEPTION                                                     PERFORMANCE
                    DATE OF CLASS       1 YEAR       5 YEARS          10 YEARS      SINCE 1/31/91
-------------------------------------------------------------------------------------------------
Class I                3/30/96          1.05%          2.61%           2.67%            2.74%
-------------------------------------------------------------------------------------------------

/1/ Performance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999. Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. Prior class performance has not been adjusted to reflect the differences in expenses between classes.


To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

FUND SUMMARY                Michigan Municipal Money
                            Market Fund


Fees and Expenses
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                         CLASS I
--------------------------------------------------------------------------------
Investment Advisory Fees                                               .35%
--------------------------------------------------------------------------------
Other Expenses                                                         .22%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   .57%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                            (.08%)
--------------------------------------------------------------------------------
Net Expenses                                                           .49%
--------------------------------------------------------------------------------
/1/ Banc One Investment and the Administrator have contractually agreed to waive fees and/or reimburse Advisors expenses to limit total annual fund operating expenses to .49% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples
--------------------------------------------------------------------------------

        1 YEAR/1/        3 YEARS        5 YEARS           10 YEARS
--------------------------------------------------------------------------------
          $ 50            $ 175          $ 310             $ 706
--------------------------------------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be $58.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

O N E  G R O U P (R)         Ohio Municipal Money Market
                             Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.


What are the Fund's main investment strategies?
The Fund invests in high-quality, short-term money market instruments. These include short-term municipal securities issued in Ohio, which provide tax-exempt income. The Fund may also invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Ohio Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?
Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?
Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

MAIN RISKS

Large Positions/Geographically Concentrated. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Ohio municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Ohio issuances, certain factors particular to Ohio, including economic conditions, constitutional amendments, legislative and

FUND SUMMARY                Ohio Municipal Money Market
                            Fund



executive measures and voter initiatives in Ohio, may have a disproportionately negative impact on the Fund's investments.

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FUND SUMMARY

Ohio Municipal Money Market Fund


How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

1994         1995        1996        1997        1998        1999           2000       2001        2002
----         ----        ----        ----        ----        ----           ----       ----        ----
2.53%        3.56%       3.13%       3.34%       3.14%       2.88%          3.73%      2.39%       1.03%



/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.48%.



--------------------------------------------------------------------------------
Best Quarter: 0.97%   4Q2000           Worst Quarter: 0.24%   1Q2002
--------------------------------------------------------------------------------

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/


--------------------------------------------------------------------------------
                INCEPTION                                           PERFORMANCE
               DATE OF CLASS   1 YEAR       5 YEARS      10 YEARS  SINCE 1/26/93
--------------------------------------------------------------------------------
Class I            6/9/93       1.03%        2.63%          NA          2.78%
--------------------------------------------------------------------------------

/1/ Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. Prior class performance has not been adjusted to reflect the differences in expenses between classes.


To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

FUND SUMMARY


Ohio Municipal Money Market Fund


Fees and Expenses
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                         CLASS I
--------------------------------------------------------------------------------
Investment Advisory Fees                                               .30%
--------------------------------------------------------------------------------
Other Expenses                                                         .20%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   .50%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                            (.03%)
--------------------------------------------------------------------------------
Net Expenses                                                           .47%
--------------------------------------------------------------------------------

/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .47% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


--------------------------------------------------------------------------------

        1 YEAR/1/        3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------------------------
           $48            $157            $277            $625
--------------------------------------------------------------------------------
/1/ Without contractual fee waivers, 1 Year expenses would be $51.

More About the Funds

Each of the six Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


Principal Investment Strategies


The six mutual Funds described in this prospectus are designed to produce high current income consistent with liquidity and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.


                     FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.


There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.


ONE GROUP PRIME MONEY MARKET FUND.


..    The Fund invests only in U.S. dollar denominated securities.


..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    The Fund invests exclusively in money market instruments. These include:

     1.   corporate notes;

     2.   commercial paper;

     3.   funding agreements;

     4.   certificates of deposit; and

     5.   bank obligations.

..    Under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount appears to be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

..    The Fund may lend its securities.

                       WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.

ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND.

..    As a matter of fundamental policy, the Fund invests exclusively in U.S.
     Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreement collateralized by such obligations.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

ONE GROUP U.S. GOVERNMENT SECURITIES MONEY MARKET FUND.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

ONE GROUP MUNICIPAL MONEY MARKET FUND.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its total assets in municipal securities, the income from which is exempt from federal personal income tax.

..    The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax.

..    The Fund may invest as much as 100% of its assets in municipal securities that produce income that is subject to the federal alternative minimum tax. If you are subject to the federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest.

..    The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements. For a list of all the securities in which the Fund may invest, please read "Investment Practices" in Appendix A.

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Michigan personal income tax.

..    The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax and Michigan personal income tax.

..    The Fund also may invest up to 20% of its total assets in non-Michigan municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Michigan as well as their political subdivisions, agencies, instrumentalities and authorities that produce interest exempt from federal income tax.

..    The Fund has the ability, for temporary defensive purposes, to invest as much as 100% of its assets in non-Michigan municipal securities that produce income that may be subject to the federal alternative minimum tax. If you are subject to the federal alternative minimum tax, please read the section of this prospectus entitled, "Tax Treatment of Shareholders" before you invest.

..    The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Ohio personal income tax.

..    The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax and Ohio personal income tax.

..    The Fund also may invest up to 20% of its total assets in non-Ohio municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Ohio, as well as their political subdivisions, agencies, instrumentalities and authorities that produce interest exempt from federal income tax.


..    The Fund has the ability, for temporary defensive purposes, to invest as much as 100% of its assets in non-Ohio municipal securities that produce income that may be subject to the federal alternative minimum tax. If you are subject to the federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest.


..    The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

Investment Risks


The main risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.

NET ASSET VALUE. There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.


DIVERSIFICATION. The Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund may be less diversified than money market funds that are not single state funds. This is because a single state fund may invest a significantly greater portion of its assets in the securities of a single issuer than can a "diversified" fund. In addition, each Fund's investments are concentrated geographically. These concentrations increase the risk of loss to each Fund if the issuer of a security fails to make interest or principal payments or if the market value of a security declines. Investment in each Fund may entail more risks than an investment in another type of money market fund.

THE MICHIGAN ECONOMY. The Michigan Municipal Money Market Fund's investments are concentrated in Michigan. The Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income taxes and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer, in part, the financing of education costs from property taxes to sales taxes.

THE OHIO ECONOMY. The Ohio Municipal Money Market Fund's investments are concentrated in Ohio. While Ohio's economy has become increasingly diversified, it continues to rely to a significant degree on durable goods manufacturing, such as automobiles, tires, steel and household appliances. These industries tend to be cyclical. Agriculture also is an important part of the Ohio economy, and the state has several programs that provide financial assistance to farmers. Although obligations issued by the state and its political subdivisions are payable from specific sources or taxes, future economic difficulties and the impact on state and local government finances may negatively affect the market value of the Ohio municipal securities held by the Ohio Municipal Money Market Fund.


FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Although money market funds limit such fluctuations by limiting the maturities of their investments, the value of your investment in a Fund could increase or decrease as the value of a Fund's investments increases and decreases to an extent greater than anticipated by the investment advisor. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligations.

PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


DERIVATIVES. Each Fund other than the U.S. Treasury Securities Market Fund may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.

--------------------------------------------------------------------------------
                      WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.
--------------------------------------------------------------------------------


ILLIQUID INVESTMENTS. Each Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.

For more information about risks associated with the types of investments that the Funds purchase, please read "Fund Summaries: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.


Additional investment policies can be found in the Statement of Additional Information.

PORTFOLIO QUALITY AND MATURITY

The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversified money market fund's assets (although there is no limit on government securities.) Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.

TEMPORARY DEFENSIVE POSITIONS

To respond to unusual market conditions, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund may invest all or most of their assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than longer-term investments, produce taxable income and prevent the Funds from meeting their investment objectives.

                  WHAT IS A CASH EQUIVALENT?


Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

How to Do Business with One Group Mutual Funds

Purchasing Fund Shares

Where can I buy shares?
You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").

Who may purchase Class I shares?
Class I shares may be purchased by:


..    Institutional investors such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Funds' transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

..    If you have questions about eligibility, please call 1-877-691-1118.


When can I buy shares?


..    Purchases may be made on any business day. This includes any day that the
     Funds are open for business. The Funds will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve are closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


..    Purchase requests will be effective on the day received and you will be eligible to receive dividends declared the same day, if such purchase orders are received:

     (i) before 12:00 noon Eastern Time ("ET") for the Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund;

     (ii) before 4:00 p.m. ET for the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund and the U.S. Government Securities Money Market Fund.


..    On occasion, the NYSE closes before 4:00 p.m. ET. When the NYSE closes before the times listed above, purchase requests received after the NYSE closes will be effective the following business day.

..    In addition, the Funds' custodian, State Street Bank and Trust Company, must receive "federal funds" before the above noted times (each Fund's "cut-off time"). If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.


..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

..    The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

..    Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?
..    Shares are sold at net asset value ("NAV").


..    NAV per share is calculated by dividing the total market value of a Fund's investments and other assets attributable to a class (minus class liabilities) by the number of outstanding shares in that class. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.


..    NAV is calculated each business day as of:

     (i) 12:00 noon ET for the Municipal Money Market Fund, Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund;

     (ii) 4:00 p.m. ET for the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund and the U.S. Government Securities Money Market Fund.

On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, NAV will be calculated as of the time the NYSE closes.

How do I open an account?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.   Decide how much you want to invest.

     . The minimum initial investment for Class I shares is $200,000 per Fund.

     . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

     .    Subsequent investments must be at least $5,000 per Fund.


     . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b), SIMPLE IRA and wrap fee accounts). One Group reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-877-691-1118.


3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date or birth (for an individual), and other information that will allow us to identify you including your social security number, tax identification number or other identifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.

..    We will attempt to collect any missing information required on the Account
     Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

..    Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One
     Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.   Send the completed Account Application and a check to:


     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528


..    If you choose to pay by wire, please call 1-877-691-1118 and authorize a wire to:

     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY AND SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
      (EX: ONE GROUP ABC FUND-I)
     YOUR FUND NUMBER & ACCOUNT NUMBER
      (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
      (EX: ABC CORPORATION)

All checks must be in U.S. dollars. One Group does not accept cash, starter checks or credit card checks. One Group reserves the right to refuse "third party checks".

Checks made payable to any individual or company and endorsed to One Group Mutual Funds are considered third party checks.


All checks must be payable to one of the following:


..    One Group Mutual Funds; or

..    The specific Fund in which you are investing.


5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.


Can I purchase shares over the telephone?

Yes. Simply select this option on your Account Application Form and then:


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.


..    Authorize a bank transfer or initiate a wire transfer to the following wire address:


     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
      (EX: ONE GROUP ABC FUND-I)
     YOUR FUND NUMBER & ACCOUNT NUMBER
      (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
      (EX: ABC CORPORATION)


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

EXCHANGING FUND SHARES

What are my exchange privileges?
You may exchange:

..    Class I shares of a Fund for Class A shares of that Fund or for Class A or
     Class I shares of another One Group Fund.

..    One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.


..    Before making an exchange request, you should read the prospectus of the
     One Group Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling
     1-877-691-1118.


When are exchanges processed?
Exchanges are processed the same business day they are received, provided:

..    State Street Bank and Trust Company receives the request by:

     (i) 12:00 noon ET for the Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund.

     (ii) 4:00 p.m. ET for the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund and the U.S. Government Securities Money Market Fund.

..    You have provided One Group with all of the information necessary to process the exchange.


..    You have contacted your Shareholder Servicing Agent, if necessary.


REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business.

..    Redemption requests will be effective that day if received before:

     (i) 12:00 noon ET for the Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund.

     (ii) 4:00 p.m. ET for the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund and the U.S. Government Securities Money Market Fund.

On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, redemption requests received after the NYSE closes will be effective the following business day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?
You may use any of the following methods to redeem your shares:

     1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

          ONE GROUP MUTUAL FUNDS
          P.O. BOX 8528
          BOSTON, MA 02266-8528

     2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is for $50,000 worth of shares or less; and

     2.   The redemption check is payable to the shareholder of record; and


     3. The redemption check is mailed to the shareholder of record at the record address or the redemption is payable by wire or bank transfer
          (ACH) to a pre-existing bank account currently designated on your One Group account.


..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


     1.   A financial institution; or


     2.   Your Shareholder Servicing Agent.

..    State Street Bank and Trust Company may charge you a wire redemption fee.
     The current fee is $7.00.


..    One Group may hold redemption proceeds from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as five (5) business days.

..    Your redemption proceeds will be paid within seven (7) days after receipt of the redemption request. However, the Funds will attempt to honor requests for same day payment if the request is received before the times listed in "When can I redeem shares?." If redemption requests are received after these times, the Funds will attempt to wire payment the next business day.


..    The Funds also will attempt to honor requests for payment in two business days, if the redemption request is received after the time listed above.

What will my shares be worth?

..    The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.


..    You will receive the NAV calculated after your redemption request is received. Please read "How much do shares cost?."

Can I redeem by telephone?
Yes, if you selected this option on your Account Application Form.


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

..    Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.


..    Your shares may be automatically redeemed and your account closed if you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."


..    One Group may suspend your ability to redeem when:

     1.   Trading on the NYSE is restricted.

     2.   The NYSE is closed (other than weekend and holiday closings).

     3.   The SEC has permitted a suspension.

     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

Privacy Policy

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

  . Consumer--an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

  . Customer--a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

  . Nonpublic personal information--any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information
We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

  . Information we receive from you on applications or other forms, on our website, or through other means;

  . Information we receive from you through transactions, correspondence and other communications with us; and

  . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties
We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

Voting Rights


The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


Dividend Policies

Dividends

The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.


Dividend Reinvestment

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-877-691-1118.


Tax Treatment of Shareholders

Taxation of Shareholder Transactions
A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.


Taxation of Distributions--Prime Money Market Fund, U.S. Treasury Securities Money Market Fund and U.S. Government Securities Money Market Fund
Each Fund will distribute substantially all of its net investment income. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income (generally, all of the Fund's net investment income) will be taxable as ordinary income and will not qualify for any reduced rates that may apply to any "qualified dividend income." Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Dividends -- Municipal Money Market Fund, Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund.
Each Fund will distribute substantially all of its net investment income. These Funds may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


Taxation of Dividends -- Michigan Municipal Money Market Fund
Dividends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan income tax and generally, also exempt from Michigan single business tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. government obligations (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan single business tax, even though the dividends may be exempt for federal income tax purposes.

Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

Taxation of Dividends -- Ohio Municipal Money Market Fund
Dividends received from the Ohio Municipal Money Market Fund that result from interest on obligations of the State of Ohio, its political or governmental subdivisions or agencies or instrumentalities of Ohio ("Ohio Obligations") are exempt from Ohio personal income tax, and municipal and school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax must include the Fund shares in the corporation's tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income tax computation. Dividends that are attributable to profit on the sale, exchange, or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

Taxation of Retirement Plans
Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Tax Treatment of Shareholders." If you are considering purchasing shares of any money market funds, particularly the Municipal, Michigan Municipal or Ohio Municipal Money Market Funds, with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

Tax Information

The Form 1099 that is mailed to eligible taxpayers every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.


Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.


If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

Management of One Group Mutual Funds

The Advisor


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:



---------------------------------------------------------------------------------------------------------
                                                                            ANNUAL RATE AS PERCENTAGE OF
FUND                                                                         AVERAGE DAILY NET ASSETS
One Group(R) Prime Money Market Fund                                                    .32%
---------------------------------------------------------------------------------------------------------
One Group(R) U.S. Treasury Securities Money Market Fund                                 .34%
---------------------------------------------------------------------------------------------------------
One Group(R) U.S. Government Securities Money Market Fund                               .33%
---------------------------------------------------------------------------------------------------------
One Group(R) Municipal Money Market Fund                                                .27%
---------------------------------------------------------------------------------------------------------
One Group(R) Michigan Municipal Money Market Fund                                       .27%
---------------------------------------------------------------------------------------------------------
One Group(R) Ohio Municipal Money Market Fund                                           .27%


Legal Proceedings

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the (the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual funds practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

4 On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn,

     Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of
     Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One

     Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to Plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and
     Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group

    Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One

        Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

 11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.


Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

PRIME MONEY MARKET FUND                                      YEAR ENDED JUNE 30,
                                      ----------------------------------------------------------------------
CLASS I                                   2003         2002           2001         2000          1999
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD $    1.000   $    1.000     $    1.000   $    1.000         1.000
------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                   0.011        0.021          0.055        0.054         0.049
------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                  (0.011)      (0.021)        (0.055)      (0.054)       (0.049)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $    1.000   $    1.000     $    1.000   $    1.000    $    1.000
============================================================================================================
Total Return                               1.15%        2.14%          5.63%        5.51%         4.98%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)  $4,881,506   $5,325,870     $5,172,911   $6,224,509    $5,398,206
  Ratio of expenses to average net
    assets                                 0.52%        0.52%          0.52%        0.52%         0.50%
  Ratio of net investment income to
    average net assets                     1.14%        2.12%          5.54%        5.39%         4.79%
  Ratio of expenses to average net
    assets*                                0.55%        0.55%          0.55%        0.55%         0.54%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

U.S. TREASURY SECURITIES
MONEY MARKET FUND                                                       YEAR ENDED JUNE 30,
                                               --------------------------------------------------------------------
CLASS I                                          2003           2002          2001           2000           1999
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    1.000     $    1.000    $    1.000     $    1.000     $    1.000
-------------------------------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                            0.010          0.020         0.052          0.050          0.045
-------------------------------------------------------------------------------------------------------------------
Distributions:
 Net investment income                           (0.010)        (0.020)       (0.052)        (0.050)        (0.045)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    1.000     $    1.000    $    1.000     $    1.000     $    1.000
-------------------------------------------------------------------------------------------------------------------
Total Return                                       0.99%          2.07%         5.31%          5.12%          4.63%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)           $3,912,526     $4,188,032    $3,941,215     $4,785,390     $5,599,894
 Ratio of expenses to average net assets           0.52%          0.52%         0.52%          0.51%          0.51%
 Ratio of net investment income to
  average net assets                               0.99%          2.01%         5.25%          4.98%          4.52%
 Ratio of expenses to average net assets*          0.53%          0.53%         0.54%          0.54%          0.54%


                                                                                               MARCH 16,
                                                                        YEAR ENDED             2001 TO
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND                             JUNE 30,              JUNE 30,
                                                                  --------------------------------------
CLASS I                                                             2003          2002         2001(A)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  1.000       $ 1.000      $ 1.000
--------------------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                                              0.011         0.021        0.012
--------------------------------------------------------------------------------------------------------
Distributions:
 Net investment income                                             (0.011)       (0.021)      (0.012)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  1.000       $ 1.000      $ 1.000
--------------------------------------------------------------------------------------------------------
Total Return                                                         1.09%         2.17%        1.18%(B)

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)                               $137,221       $94,003      $95,179
 Ratio of expenses to average net assets                             0.52%         0.52%        0.52%(C)
 Ratio of net investment income to average net assets                1.10%         2.11%        4.00%(C)
 Ratio of expenses to average net assets*                            0.54%         0.54%        0.53%(C)


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.





MUNICIPAL MONEY MARKET FUND                                       YEAR ENDED JUNE 30,
                                        ----------------------------------------------------------------------
CLASS I                                      2003          2002          2001         2000         1999
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $      1.000   $     1.000    $   1.000    $   1.000    $     1.000
--------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                        0.010         0.014        0.034        0.033          0.028
--------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                       (0.010)       (0.014)      (0.034)      (0.033)        (0.028)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $      1.000   $     1.000    $   1.000    $   1.000    $     1.000
--------------------------------------------------------------------------------------------------------------
Total Return                                    0.96%         1.45%        3.48%        3.38%          2.88%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)     $  1,085,136   $ 1,290,395    $ 977,300    $ 969,070    $ 1,077,205
  Ratio of expenses to average net assets       0.45%         0.45%        0.45%        0.46%          0.46%
  Ratio of net investment income to
    average net assets                          0.96%         1.38%        3.43%        3.31%          2.84%
  Ratio of expenses to average net assets*      0.53%         0.53%        0.53%        0.54%          0.56%





MICHIGAN MUNICIPAL                                                                               SIX MONTHS       YEAR ENDED
MONEY MARKET FUND                                          YEAR ENDED JUNE 30,                     ENDED         DECEMBER 31,
                                        ------------------------------------------------------    JUNE 30,       ------------
CLASS I                                      2003          2002          2001        2000         1999(A)            1998
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $      1.000   $     1.000    $   1.000    $   1.000    $     1.000      $     1.000
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                        0.009         0.014        0.034        0.033          0.013            0.030
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                       (0.009)       (0.014)      (0.034)      (0.033)        (0.013)          (0.030)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $      1.000   $     1.000    $   1.000    $   1.000    $     1.000      $     1.000
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                    0.87%         1.41%        3.44%        3.32%          1.34%(B)         3.02%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)     $     64,146   $    83,008    $ 100,673    $ 111,900    $    91,211      $   110,833
  Ratio of expenses to average net
    assets                                      0.49%         0.47%        0.45%        0.47%          0.49%(C)         0.50%
  Ratio of net investment income to
    average net assets                          0.88%         1.49%        3.40%        3.33%          2.65%(C)         2.97%
  Ratio of expenses to average net
   assets*                                      0.57%         0.55%        0.53%        0.56%          0.57%(C)         0.53%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Michigan Municipal Money Market Fund. (B) Not annualized. (C) Annualized.

                                                                             YEAR ENDED JUNE 30,
OHIO MUNICIPAL MONEY MARKET FUND                       ----------------------------------------------------------------
CLASS I                                                   2003         2002         2001           2000         1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 1.000      $ 1.000      $  1.000       $ 1.000      $ 1.000
-----------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                   0.009        0.014         0.034         0.033        0.028
-----------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                  (0.009)      (0.014)       (0.034)       (0.033)      (0.028)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $ 1.000      $ 1.000      $  1.000       $ 1.000      $ 1.000
=======================================================================================================================
Total Return                                               0.88%        1.43%         3.42%         3.32%        2.88%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                     $73,757      $57,338      $100,004       $62,084      $55,745
  Ratio of expenses to average net assets                  0.47%        0.46%         0.46%         0.45%        0.42%
  Ratio of net investment income to average net assets     0.88%        1.47%         3.33%         3.26%        2.85%
  Ratio of expenses to average net assets*                 0.50%        0.50%         0.49%         0.52%        0.55%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

Appendix A

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


                                                FUND NAME              FUND CODE
--------------------------------------------------------------------------------
                     One Group(R) Prime Money Market Fund                  1
--------------------------------------------------------------------------------
  One Group(R) U.S. Treasury Securities Money Market Fund                  2
--------------------------------------------------------------------------------
One Group(R) U.S. Government Securities Money Market Fund                  3
--------------------------------------------------------------------------------
                 One Group(R) Municipal Money Market Fund                  4
--------------------------------------------------------------------------------
        One Group(R) Michigan Municipal Money Market Fund                  5
--------------------------------------------------------------------------------
            One Group(R) Ohio Municipal Money Market Fund                  6
--------------------------------------------------------------------------------




                                                              Fund        Risk
Instrument                                                    Code        Type
--------------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company       1, 4-6       Prepayment
receivables, home equity loans, truck and auto loans,                     Market
leases, credit card receivables and other securities                      Credit
backed by other types of receivables or other assets.                     Regulatory
--------------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts       1, 4-6       Credit
drawn on and accepted by a commercial bank.                               Liquidity
Maturities are generally six months or less.                              Market
--------------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a       1, 4-6       Market
stated maturity.                                                          Credit
                                                                          Liquidity
--------------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term           1, 4-6       Credit
promissory notes issued by corporations and other                         Liquidity
entities. Maturities generally vary from a few days to                    Market
nine months.
--------------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts         1, 4-6       Market
and standby commitments to purchase the securities at                     Liquidity
a fixed price (usually with accrued interest) within a                    Management
fixed period of time following demand by a Fund.
--------------------------------------------------------------------------------------


                                                                                Fund    Risk
Instrument                                                                      Code    Type
-------------------------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes which normally mature         1, 4-6  Market
within a short period of time (e.g., one month) but which may be                       Credit
extended by the issuer for a maximum maturity of thirteen months.                      Liquidity
-------------------------------------------------------------------------------------------------
Foreign Securities: Commercial paper of foreign issuers and obligations        1, 4-6  Market
of foreign banks, overseas branches of U.S. banks and supranational                    Political
entities.                                                                              Liquidity
                                                                                       Foreign
                                                                                       Investment
-------------------------------------------------------------------------------------------------
Investment Company Securities: Shares of other money market mutual funds,      1, 3-6  Market
including One Group money market funds and shares of other money market funds for which Banc One Investment Advisors or its affiliates serve as investment  advisor or administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor, to the extent required by law.
-------------------------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real estate loans      1, 3-6  Prepayment
and pools of loans. These include collateralized mortgage obligations                  Market
("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs").                      Credit
                                                                                       Regulatory
-------------------------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or political subdivision    1, 4-6  Market
to obtain funds for various public purposes. Municipal securities include              Credit
private activity bonds and industrial development bonds, as well as General            Political
Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue             Tax
Anticipation Notes, other short-term tax-exempt obligations, municipal                 Regulatory
leases, obligations of municipal housing authorities and single family revenue bonds.
-------------------------------------------------------------------------------------------------
Participation Interests: Interests in municipal securities, including          1, 4-6  Credit
municipal leases, from financial institutions such as commercial and                   Tax
investment banks, savings and loan associations and insurance companies.               Market
These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.
-------------------------------------------------------------------------------------------------


                                                                               Fund       Risk
Instrument                                                                     Code       Type
============================================================================================================
Repurchase Agreements: The purchase of a security and the simultaneous         1-6        Credit
commitment to return the security to the seller at an agreed upon price on                Market
an agreed upon date. This is treated as a loan.                                           Liquidity
------------------------------------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the Securities Act of   1, 4-6     Liquidity
1933, such as privately placed commercial paper and Rule 144A securities.                 Market
------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security and the simultaneous     1, 2, 4    Market
commitment to buy the security back at an agreed upon price on an agreed                  Leverage
upon date. This is treated as a borrowing by a Fund.
------------------------------------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the Fund's total assets.   1          Credit
In return, the Fund will receive cash, other securities and/or letters of                 Market
credit as collateral.                                                                     Leverage
------------------------------------------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued by banks and highly rated     1          Market
insurance companies such as Guaranteed Investment Contracts ("GICs") and                  Credit
Bank Investment Contracts ("BICs").                                                       Liquidity
------------------------------------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in exchange for the    1, 4-6     Liquidity
deposit of funds.                                                                         Credit
                                                                                          Market
------------------------------------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                                        1, 4-6     Market
------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and CUBES. The U.S.     1-6        Market
Treasury Securities Money Market Fund does not buy STRIPS and CUBES.
------------------------------------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by agencies and           1, 3-6     Market
instrumentalities of the U.S. government. These include Fannie Mae                        Credit
and Freddie Mac.
------------------------------------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with interest rates        1, 3-6     Market
which are reset daily, weekly, quarterly or some other period and                         Credit
which may be payable to the Fund on demand.                                               Liquidity
------------------------------------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase or contract to        1-6        Market
purchase securities at a fixed price for delivery at a future date.                       Leverage
                                                                                          Liquidity
                                                                                          Credit
------------------------------------------------------------------------------------------------------------

Investment Risks


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate. If these fluctuations are sufficiently strong (despite the fund's efforts to control them) the value of your investments will be affected. Certain investments are more susceptible to these risks than others.


..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. Risks associated with higher transaction costs, delayed settlements and adverse economic developments.

..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected.

     Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.


How Can I Get More Information? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-877-691-1118 or by writing the Funds at:


     ONE GROUP(R) MUTUAL FUNDS
     1111 POLARIS PARKWAY
     COLUMBUS, OHIO 43271-1235

     OR VISITING

     WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


TOG-I-123 (11/03)                                               [LOGO] ONE GROUP

MONEY MARKET FUNDS

Prospectus                                   [LOGO OF ONE1GROUP(R) MUTUAL FUNDS]
One Group Institutional Money Market Funds

        November 1, 2003
        Class I Shares

                     One Group(R) Institutional Prime Money Market Fund
                     One Group(R) Treasury Only Money Market Fund
                     One Group(R) Government Money Market Fund
                     One Group(R) Institutional Prime Plus Money Market Fund One Group(R) Institutional Tax-Free Money Market Fund

        For Institutional Clients

                     The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS


FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
     One Group Institutional Prime Money Market Fund
     One Group Treasury Only Money Market Fund
     One Group Government Money Market Fund
     One Group Institutional Prime Plus Money Market Fund
     One Group Institutional Tax-Free Money Market Fund

MORE ABOUT THE FUNDS
     Principal Investment Strategies
     Investment Risks
     Portfolio Quality and Maturity

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
     Purchasing Fund Shares
     Exchanging Fund Shares
     Redeeming Fund Shares

PRIVACY POLICY

SHAREHOLDER INFORMATION
     Voting Rights
     Dividend Policies
     Tax Treatment of Shareholders
     Shareholder Statements and Reports

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
     The Advisor

LEGAL PROCEEDINGS
FINANCIAL HIGHLIGHTS
APPENDIX A: INVESTMENT PRACTICES

ONE GROUP(R)

Institutional Prime Money Market Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks current income with liquidity and stability of principal.

What are the Fund's main investment strategies?


The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will comply with Securities and Exchange Commission ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. For more information about the Institutional Prime Money Market Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal

FUND SUMMARY


Institutional Prime Money Market Fund


Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                              [CHART APPEARS HERE]

                         2000           2001             2002
                         -----          -----            -----
                         6.49%          4.18%            1.83%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.86%.

--------------------------------------------------------------------------------
Best Quarter: 1.67% 4Q2000              Worst Quarter: 0.39% 4Q2002
--------------------------------------------------------------------------------

FUND SUMMARY


Institutional Prime Money Market Fund

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002
--------------------------------------------------------------------------------
                                         INCEPTION                 PERFORMANCE
                                       DATE OF CLASS    1 YEAR    SINCE 4/19/99
--------------------------------------------------------------------------------
Class I                                   4/19/99        1.83%        4.37%

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                           CLASS I
--------------------------------------------------------------------------------
Investment Advisory Fees                                                  .10%
--------------------------------------------------------------------------------
Other Expenses                                                            .06%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      .16%
--------------------------------------------------------------------------------


EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------
$   16          $    52         $    90         $    205
--------------------------------------------------------

ONE GROUP(R)

Treasury Only Money Market Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks high current income with liquidity and stability of principal with the added assurance of a Fund that does not purchase securities that are subject to repurchase agreements.

What are the Fund's main investment strategies?


The Fund invests exclusively in short-term U.S. Treasury bills, notes and bonds. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Treasury Only Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

FUND SUMMARY


Treasury Only Money Market Fund


Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                        [CHART APPEARS HERE]

1994   1995   1996   1997   1998   1999   2000   2001   2002
-----  -----  -----  -----  -----  -----  -----  -----  -----
4.02%  5.67%  5.20%  5.28%  5.08%  4.66%  5.97%  3.83%  1.61%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.76%.

 ------------------------------------------------------------------------------
 Best Quarter: 1.55% 4Q2000              Worst Quarter: 0.36% 4Q2002
 ------------------------------------------------------------------------------

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002
--------------------------------------------------------------------------------
                                   INCEPTION                       PERFORMANCE
                                 DATE OF CLASS  1 YEAR   5 YEARS  SINCE 4/16/93
--------------------------------------------------------------------------------
Class I                             4/16/93      1.61%    4.22%       4.47%

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

FUND SUMMARY


Treasury Only Money Market Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                           CLASS I
--------------------------------------------------------------------------------
Investment Advisory Fees                                                  .08%
--------------------------------------------------------------------------------
Other Expenses                                                            .06%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      .14%
--------------------------------------------------------------------------------

EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------
$   14          $    45         $    79         $    179
--------------------------------------------------------

ONE GROUP(R)

Government Money Market Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks high current income with liquidity and stability of principal.

What are the Fund's main investment strategies?


The Fund invests exclusively in high-quality, short-term securities that are issued or guaranteed by the U.S. government or by U.S. government agencies and instrumentalities. Some of the securities purchased by the Fund may be subject to repurchase agreements. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

FUND SUMMARY


Government Money Market Fund


Bar Chart (per calendar year)/1/ -- Class I Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                        [CHART APPEARS HERE]

1994    1995   1996    1997    1998   1999   2000   2001  2002
-----   -----  ------  -----   -----  -----  -----  ----- -----
4.24%   5.87%  5.42%   5.56%   5.47%  5.12%  6.36%  4.11% 1.73%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.83%.

--------------------------------------------------------------------------------
Best Quarter: 1.64% 3Q2000              Worst Quarter: 0.37% 4Q2002
--------------------------------------------------------------------------------

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002
--------------------------------------------------------------------------------
                               INCEPTION                            PERFORMANCE
                             DATE OF CLASS    1 YEAR    5 YEARS    SINCE 6/14/93
--------------------------------------------------------------------------------
Class I                         6/14/93        1.73%     4.54%         4.77%

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

FUND SUMMARY


Government Money Market Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                           CLASS I
--------------------------------------------------------------------------------
Investment Advisory Fees                                                  .08%
--------------------------------------------------------------------------------
Other Expenses                                                            .06%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      .14%
--------------------------------------------------------------------------------

EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------
$   14          $    45         $    79         $    179
--------------------------------------------------------

ONE GROUP(R)


Institutional Prime Plus Money Market Fund


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks current income with liquidity and stability of principal.

What are the Fund's main investment strategies?


The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will comply with Securities and Exchange Commission ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. For more information about the Institutional Prime Plus Money Market Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal

FUND SUMMARY


Institutional Prime Plus Money Market Fund


Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


This Section ordinarily would contain a bar chart and average annual total return table. The Fund was not in existence as of December 31, 200 2, and does not have a full calendar year of investment returns at the date of this prospectus.

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                           CLASS I
--------------------------------------------------------------------------------
Investment Advisory Fees                                                  .10%
--------------------------------------------------------------------------------
Other Expenses/1/                                                         .07%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      .17%
--------------------------------------------------------------------------------

/1/ Expense information is based on estimates for the current fiscal year.


EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


1 YEAR      3 YEARS
-------------------
$   17      $    55
-------------------

ONE GROUP(R)

Institutional Tax-Free Money Market Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

What are the Fund's main investment strategies?


The Fund seeks to meet its objective by investing in high quality short-term money market instruments, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities, the income of which is exempt from federal income tax. Although the Fund may invest up to 20% of its assets in other types of securities including taxable securities, the Fund will attempt to limit its investments to securities, the income of which is tax-exempt. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Institutional Tax-Free Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?
Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 20% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could

FUND SUMMARY


Institutional Tax-Free Money Market Fund


decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FUND SUMMARY


Institutional Tax-Free Money Market Fund

This Section ordinarily would contain a bar chart and average annual total return table. The Fund was not in existence as of December 31, 2002, and does not have a full calendar year of investment returns at the date of this prospectus.

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                           CLASS I
--------------------------------------------------------------------------------
Investment Advisory Fees                                                  .10%
--------------------------------------------------------------------------------
Other Expenses/1/                                                         .08%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      .18%
--------------------------------------------------------------------------------

/1/ Expense information is based on estimates for the current fiscal year.


EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1 YEARS         3 YEARS
-----------------------
$    18         $    58
-----------------------

More About the Funds

Each of the five Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


PRINCIPAL INVESTMENT STRATEGIES


The five mutual Funds described in this prospectus are designed to produce high current income consistent with liquidity and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.


ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    The Fund invests exclusively in money market instruments. These include, but are not limited to:

     1.   corporate notes;
     2.   commercial paper;
     3.   funding agreements;
     4.   certificates of deposit; and
     5.   bank obligations.

..    Under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount appears to be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

..    The Fund may lend its securities.

                       WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.


ONE GROUP TREASURY ONLY MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

..    The Fund invests exclusively in short-term U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    The Fund may lend its securities.

ONE GROUP GOVERNMENT MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

..    The Fund invests exclusively in short-term securities that are issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    In addition to fixed-rate government securities, the Fund also will invest in variable and floating rate government securities and other money market funds that have similar investment policies and objectives. These money market funds must only invest in securities with short-term ratings equivalent to or higher than those in which the Fund invests.

..    The Fund may lend its securities.


ONE GROUP INSTITUTIONAL PRIME PLUS MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less. Funds that are rated by a rating organization like Standard & Poor's typically must maintain an average maturity of 60 days or less. The Fund will not be rated by a rating organization and will maintain an average weighted maturity close to 90 days when it appears advantageous to do so.


..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    The Fund invests exclusively in money market instruments. These include, but are not limited to:

     1.   corporate notes;
     2.   commercial paper;
     3.   funding agreements;
     4.   certificates of deposit; and
     5.   bank obligations.

..    Under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount appears to be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

..    The Fund may lend its securities.


ONE GROUP INSTITUTIONAL TAX-FREE MONEY MARKET FUND.


..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.


..    Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


..    The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax.


..    The Fund also may invest up to 20% of its net assets in other types of securities, such as taxable money market instruments, including repurchase agreements. However, the Fund attempts to limit its investments to securities, the income of which is tax-exempt. For a list of all the securities in which the Fund may invest, please read "Investment Practices" in Appendix A.

INVESTMENT RISKS


The main risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.

NET ASSET VALUE. There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Although money market funds limit such fluctuations by limiting the maturities of their investments, the value of your investment in a Fund could increase or decrease if the value of a Fund's investments increases and decreases to an extent greater than anticipated by the investment advisor.

PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, a Fund may have to reinvest in securities with lower yields. In addition, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


DERIVATIVES. The Funds (other than the Treasury Only Money Market Fund) may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.


                              WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

ILLIQUID INVESTMENTS. Each Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.

For more information about risks associated with the types of investments that the Funds purchase, please read "Fund Summaries: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.

PORTFOLIO QUALITY AND MATURITY

The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversified money market fund's assets (although there is no limit on government securities.) Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.

How to Do Business with One Group Mutual Funds

PURCHASING FUND SHARES

Where can I buy shares?
You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").

Who may purchase Class I shares?
Class I shares may be purchased by:

..    Institutional investors, such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Funds' transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.


..    If you have questions about eligibility, please call 1-877-691-1118.


When can I buy shares?


..    Purchases may be made on any business day. This includes any day that the
     Funds are open for business. The Funds will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve are closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day.


..    Purchase requests will be effective on the day received and you will be eligible to receive dividends declared the same day, if such purchase orders are received:


     (i)     before 12:00 noon ET for the Institutional Tax-Free Money Market
             Fund;
     (ii)    before 3:00 p.m. ET for the Treasury Only Money Market Fund;
     (iii) before 5:00 p.m. ET for the Institutional Prime, Government and Institutional Prime Plus Money Market Funds.


..    On occasion, the NYSE closes before 4:00 p.m. ET. When the NYSE closes early, purchase requests received after the NYSE closes will be effective the following business day. Each Fund, however, reserves the right to remain open for extended hours following an early close of the NYSE. If your purchase request is received during extended hours, it will be effective the same business day. Purchase requests received after a Fund closes will be effective the following business day. Shareholders will receive notice at www.onegroup.com if a Fund remains open following an early close of the NYSE.

..    In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before the above noted times (each Fund's "cut-off time"). If State Street Bank and Trust Company does not receive federal funds by the cutoff time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

..    The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

..    Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?
..    Shares are sold at net asset value ("NAV").


..    NAV per share is calculated by dividing the total market value of a Fund's investments and other assets (minus liabilities) by the number of outstanding shares. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

..    NAV is calculated each business day as of 12:00 noon ET for the
     Institutional Tax-Free Money Market Fund, 3:00 p.m. ET for the Treasury Only Money Market Fund and at 5:00 p.m. ET for the Institutional Prime Money Market Fund, the Government Money Market Fund, and the Institutional Prime Plus Money Market Fund.

..    On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, NAV will be calculated as of the time the NYSE closes.


How do I open an account?
1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.   Decide how much you want to invest.


     . The minimum initial investment for Class I shares is $1,000,000 per Fund.


     . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.


     .    Subsequent investments must be at least $5,000 per Fund.

     . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and wrap accounts). One Group reserves the right to waive any investment minimum. For further information regarding investment minimum waivers, call 1-877-691-1118.

3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


     Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you including your social security number, tax identification number or other identifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.

     . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

     . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.   Send the completed Account Application to:


     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

     And authorize a wire to:


     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY AND SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
      (EX: ONE GROUP ABC FUND-I)
     YOUR FUND NUMBER & ACCOUNT NUMBER
      (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
      (EX: ABC CORPORATION)

5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.


6. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.


Can I purchase shares over the telephone?
Yes. Simply select this option on your Account Application Form and then:


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.


..    Authorize a bank transfer or initiate a wire transfer payable to "One Group
     Mutual Funds" to State Street Bank and Trust Company to the following wire address:


     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
      (EX: ONE GROUP ABC FUND-I)
     YOUR FUND NUMBER & ACCOUNT NUMBER
      (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
      (EX: ABC CORPORATION)


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

EXCHANGING FUND SHARES

What are my exchange privileges?
You may exchange your shares for shares of any other Fund described in this prospectus.

..    One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

..    One Group does not charge a fee for this privilege.


..    Before making an exchange request, you should read the prospectus of the
     One Group Funds whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling 1-877-691-1118


When are exchanges processed?
Exchanges are processed the same business day they are received, provided:


..    State Street Bank and Trust Company receives the request by 12:00 noon ET for an exchange into or out of the Institutional Tax-Free Money Market Fund and 3:00 p.m. ET for an exchange into or out of the Institutional Prime, the Treasury Only, the Government, and the Institutional Prime Plus Money Market Funds.


..    You have provided One Group with all of the information necessary to process the exchange.


..    You have contacted your Shareholder Servicing Agent, if necessary.


REDEEMING FUND SHARES

When can I redeem shares?
You may redeem all or some of your shares on any day that the Funds are open for business.


..    Redemption requests received before 12:00 noon ET for the Institutional
     Tax-Free Money Market Fund, 3:00 p.m. ET for the Treasury Only Money Market Fund and 5:00 p.m. ET for the Institutional Prime, Government, and Institutional Prime Plus Money Market Funds, will be effective that day.


..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?
You may use any of the following methods to redeem your shares:

1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

2.   You may use the One Group website at www.onegroup.com; or

3. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is payable to the shareholder of record; and either
     2. The redemption check is mailed to the shareholder at the record address; or
     3. The redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


     1.   A financial institution; or


     2.   Your Shareholder Servicing Agent.


..    Under normal conditions, the Funds will honor requests for same day payment if the request is received before 12:00 noon ET for the Institutional Tax-Free Money Market Fund, 3:00 p.m. ET for the Treasury Only Money Market Fund and 5:00 p.m. ET for the Institutional Prime Government, and Institutional Prime Plus Money Market Funds. If redemption requests are received after those times, the Funds will make payment the next business day.


What will my shares be worth?


..    The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.


..    You will receive the NAV calculated after your redemption request is received. Please read "How much do shares cost?."

Can I redeem by telephone?
Yes, if you selected this option on your Account Application Form.


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS


..    Your shares may be automatically redeemed and your account closed if you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."


..    One Group may suspend your ability to redeem when:

     1.   Trading on the NYSE is restricted.
     2.   The NYSE is closed (other than weekend and holiday closings).
     3.   The SEC has permitted a suspension.
     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

Privacy Policy

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION
We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES
We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SECURITY
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

VOTING RIGHTS


The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


DIVIDEND POLICIES

DIVIDENDS


The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.


DIVIDEND REINVESTMENT


You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-877-691-1118.


TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS
A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

TAXATION OF DISTRIBUTIONS
Each Fund will distribute substantially all of its net investment income. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from the Fund's net investment income (generally, all of the Fund's net investment income) will be taxable as ordinary income and will not qualify for any reduced rates that may apply to any "qualified dividend income".


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.


TAXATION OF DIVIDENDS -- INSTITUTIONAL TAX-FREE MONEY MARKET FUND
The Fund intends to qualify as a "regulated investment company" for U.S. federal income tax purposes and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to shareholders. The Institutional Tax-Free Money Market Fund will distribute any net investment income and net realized capital gains at least annually. The Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax. This Fund may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minium tax and for state (including state alternative minimum tax) and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


TAX INFORMATION


The Form 1099 that is mailed to eligible taxpayers every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.


SHAREHOLDER STATEMENTS AND REPORTS

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.


If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

Management of One Group Mutual Funds

THE ADVISOR


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:


                                                               ANNUAL RATE
                                                            AS PERCENTAGE OF
FUND                                                    AVERAGE DAILY NET ASSETS

One Group(R) Institutional Prime Money Market Fund                 .09%
--------------------------------------------------------------------------------
One Group(R) Treasury Only Money Market Fund                       .08%
--------------------------------------------------------------------------------
One Group(R) Government Money Market Fund                          .08%
--------------------------------------------------------------------------------
One Group(R) Institutional Prime Plus Money Market Fund              *
--------------------------------------------------------------------------------
One Group(R) Institutional Tax-Free Money Market Fund                *
--------------------------------------------------------------------------------

* The Institutional Prime Plus Money Market Fund and the Institutional Tax-Free Money Market Fund had not commenced operations as of the date of this prospectus and do not have a full fiscal year of advisory fees. Under the investment advisory agreement with each of these Funds, Banc One Investment Advisors is entitled to a fee which is calculated daily and paid monthly, equal to .10% of the average daily net assets of these Funds.

Legal Proceedings

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn,

          Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One

          Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group

          Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One

          Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.


     11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                                                  APRIL 19,
                                                                                                   1999 TO
INSTITUTIONAL PRIME                                       YEAR ENDED JUNE 30,                      JUNE 30,
MONEY MARKET                           --------------------------------------------------------
FUND CLASS I                               2003           2002           2001           2000        1999(A)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $      1.000   $      1.000   $      1.000   $     1.000   $     1.000
-----------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                       0.015          0.025          0.058         0.057         0.009
-----------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                      (0.015)        (0.025)        (0.058)       (0.057)       (0.009)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $      1.000   $      1.000   $      1.000   $     1.000   $     1.000
=================================================================================================================
Total Return                                   1.47%          2.55%          6.01%         5.87%         0.94%(B)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)    $ 27,593,051   $ 23,525,561   $ 10,441,614   $ 5,209,033   $    24,847
  Ratio of expenses to average net
   assets                                      0.16%          0.15%          0.15%         0.16%         0.18%(C)
  Ratio of net investment income to
   average net assets                          1.45%          2.34%          5.70%         6.04%         4.73%(C)
  Ratio of expenses to average net
   assets*                                     0.16%          0.17%          0.17%         0.18%         0.33%(C)


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.

                                                                  YEAR ENDED JUNE 30,
TREASURY ONLY MONEY MARKET             -----------------------------------------------------------------------
FUND CLASS I                               2003           2002           2001           2000         1999
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $      1.000   $      1.000   $      1.000   $     1.000   $     1.000
--------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                       0.013          0.023          0.054         0.051         0.046
--------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                      (0.013)        (0.023)        (0.054)       (0.051)       (0.046)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $      1.000   $      1.000   $      1.000   $     1.000   $     1.000
==============================================================================================================
Total Return                                   1.31%          2.28%          5.51%         5.27%         4.69%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)    $  2,824,350   $  2,575,648   $  1,824,084   $   818,295   $   947,205
  Ratio of expenses to average net
   assets                                      0.14%          0.14%          0.14%         0.16%         0.17%
  Ratio of net investment income to
   average net assets                          1.30%          2.17%          5.09%         5.13%         4.58%

                                                                  YEAR ENDED JUNE 30,
GOVERNMENT MONEY MARKET                -----------------------------------------------------------------------
FUND CLASS I                               2003           2002           2001           2000         1999
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $      1.000   $      1.000   $      1.000   $     1.000   $     1.000
--------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                       0.014          0.024          0.058         0.055         0.050
--------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                      (0.014)        (0.024)        (0.058)       (0.055)       (0.050)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $      1.000   $      1.000   $      1.000   $     1.000   $     1.000
==============================================================================================================
Total Return                                   1.40%          2.45%          5.93%         5.69%         5.13%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)    $  9,031,960   $  5,951,880   $  4,495,228   $ 3,433,100   $ 3,482,581
  Ratio of expenses to average net
   assets                                      0.14%          0.14%          0.14%         0.16%         0.17%
  Ratio of net investment income to
   average net assets                          1.37%          2.40%          5.70%         5.54%         5.02%

Appendix A

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


                                              FUND NAME   FUND CODE
---------------------------------------------------------------------
     One Group(R) Institutional Prime Money Market Fund        1
---------------------------------------------------------------------
           One Group(R) Treasury Only Money Market Fund        2
---------------------------------------------------------------------
              One Group(R) Government Money Market Fund        3
---------------------------------------------------------------------
One Group(R) Institutional Prime Plus Money Market Fund        4
---------------------------------------------------------------------
  One Group(R) Institutional Tax-Free Money Market Fund        5
---------------------------------------------------------------------

                                                         FUND     RISK
INSTRUMENT                                               CODE     TYPE
--------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company  1, 4-5    Prepayment
receivables, home equity loans, truck and auto loans,             Market Credit
leases, credit card receivables and other securities              Regulatory
backed by other types of receivables or other assets.
--------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts  1, 4-5    Credit
drawn on and accepted by a commercial bank.                       Liquidity
Maturities are generally six months or less.                      Market
--------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a  1, 4-5    Market
stated maturity.                                                  Credit
                                                                  Liquidity
--------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term      1, 4-5    Credit
promissory notes issued by corporations and other                 Liquidity
entities. Maturities generally vary from a few days to            Market
nine months.
--------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts    1, 4-5    Market
and standby commitments to purchase the securities at             Liquidity
a fixed price (usually with accrued interest) within a            Management
fixed period of time following demand by a Fund.
--------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes        1, 4-5    Market
which normally mature within a short period of time               Credit
(e.g., one month) but which may be extended by the                Liquidity
issuer for a maximum maturity of 13 months.
--------------------------------------------------------------------------------

                                                         FUND     RISK
INSTRUMENT                                               CODE     TYPE
--------------------------------------------------------------------------------
Foreign Securities: Commercial paper of foreign         1, 4-5    Market
issuers and obligations of foreign banks, overseas                Political
branches of U.S. banks and supranational entities.                Liquidity
                                                                  Foreign
                                                                  Investment
--------------------------------------------------------------------------------
Investment Company Securities: Shares of other money    1, 3-5    Market
market mutual funds, including One Group money
market funds and shares of other money market mutual
funds for which Banc One Investment Advisors or its
affiliates serve as investment advisor or
administrator. Banc One Investment Advisors will waive
certain fees when investing in funds for which it
serves as investment advisor, to the extent required
by law.
--------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured    1, 4-5    Prepayment
by real estate loans and pools of loans. These include            Market Credit
collateralized mortgage obligations ("CMOs") and Real             Regulatory
Estate Mortgage Investment Conduits ("REMICs").
--------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or   1, 4-5    Market
political subdivision to obtain funds for various                 Credit
public purposes. Municipal securities include private             Political
activity bonds and industrial development bonds, as               Tax
well as General Obligation Notes, Tax Anticipation                Regulatory
Notes, Bond Anticipation Notes, Revenue Anticipation
Notes, other short-term tax-exempt obligations,
municipal leases, obligations of municipal housing
authorities and single family revenue bonds.
--------------------------------------------------------------------------------
Participation Interests: Interests in municipal         1, 4-5    Credit
securities, including municipal leases, from financial            Tax
institutions such as commercial and investment banks,             Market
savings and loan associations and insurance companies.
These interests may take the form of participations,
beneficial interests in a trust, partnership interests
or any other form of indirect ownership that allows
the Funds to treat the income from the investment as
exempt from federal income tax.
--------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and   1, 3-5    Credit
the simultaneous commitment to return the security to             Market
the seller at an agreed upon price on an agreed upon              Liquidity
date. This is treated as a loan.
--------------------------------------------------------------------------------

                                                         FUND     RISK
INSTRUMENT                                               CODE     TYPE
--------------------------------------------------------------------------------
Restricted Securities: Securities not registered under  1, 4-5    Liquidity
the Securities Act of 1933, such as privately placed              Market
commercial paper and Rule 144A securities.
--------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the 1-4       Credit
Fund's total assets. In return, the Fund will receive             Market
cash, other securities, and/or letters of credit.                 Leverage
--------------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued        1, 4      Market
by banks and highly rated insurance companies such as             Credit
Guaranteed Investment Contracts ("GICs") and Bank                 Liquidity
Investment Contracts ("BICs").
--------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a      1, 4-5    Liquidity
bank in exchange for the deposit of funds.                        Credit Market
--------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                 1, 4-5    Market
--------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued    1, 3-5    Market
by agencies and instrumentalities of the U.S.                     Credit
government. These include Fannie Mae and Freddie Mac.
--------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes and bonds.      1-5       Market
--------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations     1, 3-5    Market
with interest rates which are reset daily, weekly,                Credit
quarterly or some other period and which may be                   Liquidity
payable to the Fund on demand.
--------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments:         1-5       Market
Purchase or contract to purchase securities at a fixed            Leverage
price for delivery at a future date.                              Liquidity
--------------------------------------------------------------------------------

INVESTMENT RISKS


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate. If these fluctuations are sufficiently strong (despite the fund's efforts to control them) the value of your investments will be affected. Certain investments are more susceptible to these risks than others.


..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Foreign Investment Risk. Risks associated with higher transaction costs, delayed settlements and adverse economic developments.

..    Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the of characteristics other securities.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage-or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.


How Can I Get More Information? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-877-691-1118 or by writing the Funds at:


     ONE GROUP(R) MUTUAL FUNDS
     1111 POLARIS PARKWAY
     COLUMBUS, OHIO 43271-1235

     OR VISITING

     WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


TOG-I-124 (11/03)                            [LOGO OF ONE1GROUP(R) MUTUAL FUNDS]

MONEY MARKET FUNDS

Prospectus
One Group Institutional Money Market Funds

[LOGO OF ONE GROUP MUTUAL FUNDS]

        November 1, 2003

        Class S Shares

                     One Group(R) Institutional Prime Money Market Fund
                     One Group(R) Treasury Only Money Market Fund
                     One Group(R) Government Money Market Fund
                     One Group(R) Institutional Prime Plus Money Market Fund One Group(R) Institutional Tax-Free Money Market Fund


        For Institutional Clients

                     The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
     One Group Institutional Prime Money Market Fund
     One Group Treasury Only Money Market Fund
     One Group Government Money Market Fund
     One Group Institutional Prime Plus Money Market Fund
     One Group Institutional Tax-Free Money Market Fund

MORE ABOUT THE FUNDS
     Principal Investment Strategies
     Investment Risks
     Portfolio Quality and Maturity

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
     Purchasing Fund Shares
     Exchanging Fund Shares
     Redeeming Fund Shares

PRIVACY POLICY

SHAREHOLDER INFORMATION
     Voting Rights
     Dividend Policies
     Tax Treatment of Shareholders
     Shareholder Statements and Reports

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
     The Advisor

     LEGAL PROCEEDINGS
     FINANCIAL HIGHLIGHTS
     APPENDIX A: INVESTMENT PRACTICES

ONE GROUP (R)


Institutional Prime Money Market Fund


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks current income with liquidity and stability of principal.

What are the Fund's main investment strategies?


The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will comply with Securities and Exchange Commission ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. For more information about the Institutional Prime Money Market Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal

FUND SUMMARY


Institutional Prime Money Market Fund


Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class S Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

[CHART APPEARS HERE]

                              2000      2001    2002
                              -----     -----   -----
                              6.30%     3.96%   1.58%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.67%. Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses between classes.

--------------------------------------------------------------------------------
Best Quarter: 1.61% 4Q2000               Worst Quarter: 0.33% 4Q2002
--------------------------------------------------------------------------------

FUND SUMMARY


Institutional Prime Money Market Fund

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/

                            INCEPTION                   PERFORMANCE
                          DATE OF CLASS      1 YEAR    SINCE 4/19/99
--------------------------------------------------------------------
Class S                     4/10/00            1.58%        4.14%
--------------------------------------------------------------------

/1/ Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses between classes.

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)                CLASS S
--------------------------------------------------------------------
Investment Advisory Fees                                         .10%
--------------------------------------------------------------------
Other Expenses/1/                                                .31%
--------------------------------------------------------------------
Total Annual Fund Operating Expenses                             .41%
--------------------------------------------------------------------


/1/ Class S shareholders pay a shareholder servicing fee of up to .25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

EXAMPLES


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1 YEAR             3 YEARS         5 YEARS        10 YEARS
----------------------------------------------------------
 $  42              $  132          $  230          $  518
----------------------------------------------------------

ONE GROUP (R)


Treasury Only Money Market Fund


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks high current income with liquidity and stability of principal with the added assurance of a Fund that does not purchase securities that are subject to repurchase agreements.

What are the Fund's main investment strategies?


The Fund invests exclusively in short-term U.S. Treasury bills, notes and bonds. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Treasury Only Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

FUND SUMMARY


Treasury Only Money Market Fund


Bar Chart (per calendar year)/1/ -- Class S Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                           [CHART APPEARS HERE]

1994     1995    1996    1997    1998    1999    2000    2001    2002
-----    -----   -----   -----   -----   -----   -----   -----   -----
3.76%    5.41%   4.94%   5.02%   4.82%   4.40%   5.74%   3.60%   1.35%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.57%. Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses between classes.

--------------------------------------------------------------------------------
Best Quarter: 1.49%    4Q2000        Worst Quarter: 0.30%     4Q2002
--------------------------------------------------------------------------------

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/

                              INCEPTION                          PERFORMANCE
                            DATE OF CLASS     1 YEAR   5 YEARS  SINCE 4/16/93
-----------------------------------------------------------------------------
Class S                       4/10/00           1.35%     3.98%     4.22%
-----------------------------------------------------------------------------

/1/ Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses between classes.

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

FUND SUMMARY


Treasury Only Money Market Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)                CLASS S
--------------------------------------------------------------------
Investment Advisory Fees                                         .08%
--------------------------------------------------------------------
Other Expenses/1/                                                .31%
--------------------------------------------------------------------
Total Annual Fund Operating Expenses                             .39%
--------------------------------------------------------------------

/1/ Class S shareholders pay a shareholder servicing fee of up to .25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

EXAMPLES


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1 YEAR             3 YEARS        5 YEARS         10 YEARS
----------------------------------------------------------
 $  40               $ 125          $ 219           $  493
----------------------------------------------------------

ONE GROUP (R)

Government Money Market Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks high current income with liquidity and stability of principal.

What are the Fund's main investment strategies?


The Fund invests exclusively in high-quality, short-term securities that are issued or guaranteed by the U.S. government or by U.S. government agencies and instrumentalities. Some of the securities purchased by the Fund may be subject to repurchase agreements. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

FUND SUMMARY


Government Money Market Fund


Bar Chart (per calendar year)/1/ -- Class S Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                         [CHART APPEARS HERE]

1994    1995    1996    1997    1998    1999    2000    2001    2002
-----   -----   -----   -----   -----   -----   -----   -----   -----
3.98%   5.60%   5.16%   5.30%   5.21%   4.85%   6.13%   3.88%   1.48%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.64%. Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses between classes.

--------------------------------------------------------------------------------
Best Quarter: 1.58%        4Q2000        Worst Quarter: 0.31%    4Q2002
--------------------------------------------------------------------------------

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/

                      INCEPTION                                 PERFORMANCE
                    DATE OF CLASS          1 YEAR   5 YEARS    SINCE 6/14/93
----------------------------------------------------------------------------
Class S                4/10/00               1.48%     4.30%      4.53%
----------------------------------------------------------------------------

/1/ Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses between classes.

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

FUND SUMMARY


Government Money Market Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)                CLASS S
--------------------------------------------------------------------
Investment Advisory Fees                                         .08%
--------------------------------------------------------------------
Other Expenses/1/                                                .31%
--------------------------------------------------------------------
Total Annual Fund Operating Expenses                             .39%
--------------------------------------------------------------------

/1/ Class S shareholders pay a shareholder servicing fee of up to .25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

EXAMPLES


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1 YEAR             3 YEARS        5 YEARS         10 YEARS
----------------------------------------------------------
  $ 40               $ 125          $ 219            $ 493
----------------------------------------------------------

ONE GROUP (R)


Institutional Prime Plus Money Market Fund


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks current income with liquidity and stability of principal.

What are the Fund's main investment strategies?


The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will comply with Securities and Exchange Commission ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. For more information about the Institutional Prime Plus Money Market Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal

FUND SUMMARY


Institutional Prime Plus Money Market Fund


Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


This Section ordinarily would contain a bar chart and average annual total return table. The Fund was not in existence as of December 31, 2002, and does not have a full calendar year of investment returns at the date of this prospectus.

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)                CLASS S
--------------------------------------------------------------------
Investment Advisory Fees                                         .10%
--------------------------------------------------------------------
Other Expenses/1/,/2/                                            .32%
--------------------------------------------------------------------
Total Annual Fund Operating Expenses                             .42%
--------------------------------------------------------------------

/1/  Expense information is based on estimates for the current fiscal year.

/2/ Class S shareholders pay a shareholder servicing fee of up to .25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

EXAMPLES

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1 YEAR               3 YEARS
----------------------------
  $ 43                 $ 135
----------------------------

ONE GROUP (R)


Institutional Tax-Free Money Market Fund


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

What are the Fund's main investment strategies?


The Fund seeks to meet its objective by investing in high quality short-term money market instruments, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities, the income of which is exempt from federal income tax. Although the Fund may invest up to 20% of its assets in other types of securities including taxable securities, the Fund will attempt to limit its investments to securities, the income of which is tax-exempt. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Institutional Tax-Free Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?
Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.


Will any portion of my investment be subject to the federal alternative minimum tax?
Up to 20% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could

FUND SUMMARY


Institutional Tax-Free Money Market Fund


decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FUND SUMMARY


Institutional Tax-Free Money Market Fund

This Section ordinarily would contain a bar chart and average annual total return table. The Fund was not in existence as of December 31, 2002, and does not have a full calendar year of investment returns at the date of this prospectus.

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)                CLASS S
--------------------------------------------------------------------
Investment Advisory Fees                                         .10%
--------------------------------------------------------------------
Other Expenses/1/,/2/                                            .33%
--------------------------------------------------------------------
Total Annual Fund Operating Expenses                             .43%
--------------------------------------------------------------------

/1/  Expense information is based on estimates for the current fiscal year.

/2/ Class S shareholders pay a shareholder servicing fee of up to .25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

EXAMPLES

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1 YEARS           3 YEARS
-------------------------
  $  44             $ 138
-------------------------

More About the Funds

Each of the five Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


PRINCIPAL INVESTMENT STRATEGIES


The five mutual Funds described in this prospectus are designed to produce high current income consistent with liquidity and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.


ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    The Fund invests exclusively in money market instruments. These include, but are not limited to:

     1.   corporate notes;

     2.   commercial paper;

     3.   funding agreements;

     4.   certificates of deposit; and

     5.   bank obligations.

..    Under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount appears to be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

..    The Fund may lend its securities.

        WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.


ONE GROUP TREASURY ONLY MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

..    The Fund invests exclusively in short-term U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    The Fund may lend its securities.

ONE GROUP GOVERNMENT MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

..    The Fund invests exclusively in short-term securities that are issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    In addition to fixed-rate government securities, the Fund also will invest in variable and floating rate government securities and other money market funds that have similar investment policies and objectives. These money market funds must only invest in securities with short-term ratings equivalent to or higher than those in which the Fund invests.

..    The Fund may lend its securities.


ONE GROUP INSTITUTIONAL PRIME PLUS MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less. Funds that are rated by a rating organization like Standard & Poor's typically must maintain an average maturity of 60 days or less. The Fund will not be rated by a rating organization and will maintain an average weighted maturity close to 90 days when it appears advantageous to do so.


..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    The Fund invests exclusively in money market instruments. These include, but are not limited to:

     1.   corporate notes;

     2.   commercial paper;

     3.   funding agreements;

     4.   certificates of deposit; and

     5.   bank obligations.

..    Under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount appears to be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

..    The Fund may lend its securities.


ONE GROUP INSTITUTIONAL TAX-FREE MONEY MARKET FUND.


..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.


..    Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


..    The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax.


..    The Fund also may invest up to 20% of its net assets in other types of securities, such as taxable money market instruments, including repurchase agreements. However, the Fund attempts to limit its investments to securities, the income of which is tax-exempt. For a list of all the securities in which the Fund may invest, please read "Investment Practices" in Appendix A.

INVESTMENT RISKS


The main risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.

NET ASSET VALUE. There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Although money market funds limit such fluctuations by limiting the maturities of their investments, the value of your investment in a Fund could increase or decrease if the value of a Fund's investments increases and decreases to an extent greater than anticipated by the investment advisor.

PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, a Fund may have to reinvest in securities with lower yields. In addition, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


DERIVATIVES. The Funds (other than the Treasury Only Money Market Fund) may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.


            WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

ILLIQUID INVESTMENTS. Each Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.

For more information about risks associated with the types of investments that the Funds purchase, please read "Fund Summaries: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.

PORTFOLIO QUALITY AND MATURITY

The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversified money market fund's assets (although there is no limit on government securities.) Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.

How to Do Business with One Group Mutual Funds

PURCHASING FUND SHARES

Where can I buy shares?
You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").

Who may purchase Class S shares?
Class S shares may be purchased by:

..    Institutional investors, such as corporations, pension and profit sharing plans, and foundations; and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Class S shares are designed for investors requiring additional services. Accounts may be opened with the Funds' transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

..    If you have questions about eligibility, please call 1-877-691-1118.

When can I buy shares?


..    Purchases may be made on any business day. This includes any day that the
     Funds are open for business. The Funds will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve are closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day.


..    Purchase requests will be effective on the day received and you will be eligible to receive dividends declared the same day, if such purchase orders are received:


     (i)   before 12:00 noon ET for the Institutional Tax-Free Money Market
           Fund;
     (ii)  before 3:00 p.m. ET for the Treasury Only Money Market Fund;
     (iii) before 5:00 p.m. ET for the Institutional Prime, Government and Institutional Prime Plus Money Market Funds.


..    On occasion, the NYSE closes before 4:00 p.m. ET. When the NYSE closes early, purchase requests received after the NYSE closes will be effective the following business day. Each Fund, however, reserves the right to remain open for extended hours following an early close of the NYSE. If your purchase request is received during extended hours, it will be effective the same business day. Purchase requests received after a Fund closes will be effective the following business day. Shareholders will receive notice at www.onegroup.com if a Fund remains open following an early close of the NYSE.

..    In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before the above noted times (each Fund's "cut-off time"). If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

..    The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

..    Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?
..    Shares are sold at net asset value ("NAV").


..    NAV per share is calculated by dividing the total market value of a Fund's investments and other assets (minus liabilities) by the number of outstanding shares. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

..    NAV is calculated each business day as of 12:00 noon ET for the
     Institutional Tax-Free Money Market Fund, 3:00 p.m. ET for the Treasury Only Money Market Fund and at 5:00 p.m. ET for the Institutional Prime Money Market Fund, the Government Money Market Fund, and the Institutional Prime Plus Money Market Fund.


..    On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, NAV will be calculated as of the time the NYSE closes.

How do I open an account?
1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.   Decide how much you want to invest.


     . The minimum initial investment for Class S shares is $1,000,000 per Fund.


     . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.


     .    Subsequent investments must be at least $5,000 per Fund.

     . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and wrap accounts). One Group reserves the right to waive any investment minimum. For further information regarding investment minimum waivers, call 1-877-691-1118.

3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


     Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your residential or business street address, date of birth (for an individual), and other information that will allow us to identify you including your social security number, tax identification number or other indentifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.

     . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to your without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

     . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.   Send the completed Account Application to:


     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

     And authorize a wire to:


     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY AND SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
       (EX: ONE GROUP ABC FUND-S)
     YOUR FUND NUMBER & ACCOUNT NUMBER
       (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
       (EX: ABC CORPORATION)

5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.


6. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.


Can I purchase shares over the telephone?
Yes. Simply select this option on your Account Application Form and then:


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.


..    Authorize a bank transfer or initiate a wire transfer payable to "One Group
     Mutual Funds" to State Street Bank and Trust Company to the following wire address:


     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
       (EX: ONE GROUP ABC FUND-S)
     YOUR FUND NUMBER & ACCOUNT NUMBER
       (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
       (EX: ABC CORPORATION)


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

Exchanging Fund Shares

What are my exchange privileges?
You may exchange your shares for shares of any other Fund described in this prospectus.

..    One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

..    One Group does not charge a fee for this privilege.


..    Before making an exchange request, you should read the prospectus of the
     One Group Funds whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling 1-877-691-1118


When are exchanges processed?
Exchanges are processed the same business day they are received, provided:


..    State Street Bank and Trust Company receives the request by 12:00 noon ET for an exchange into or out of the Institutional Tax-Free Money Market Fund and 3:00 p.m. ET for an exchange into or out of the Institutional Prime, the Treasury Only, the Government, and the Institutional Prime Plus Money Market Funds.


..    You have provided One Group with all of the information necessary to process the exchange.


..    You have contacted your Shareholder Servicing Agent, if necessary.


REDEEMING FUND SHARES

When can I redeem shares?
You may redeem all or some of your shares on any day that the Funds are open for business.


..    Redemption requests received before 12:00 noon ET for the Institutional
     Tax-Free Money Market Fund, 3:00 p.m. ET for the Treasury Only Money Market Fund and 5:00 p.m. ET for the Institutional Prime, Government, and Institutional Prime Plus Money Market Funds, will be effective that day.


..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?
You may use any of the following methods to redeem your shares:

1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

2.   You may use the One Group website at www.onegroup.com; or

3. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is payable to the shareholder of record; and either
     2. The redemption check is mailed to the shareholder at the record address; or
     3. The redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


     1.   A financial institution; or


     2.   Your Shareholder Servicing Agent.


..    Under normal conditions, the Funds will honor requests for same day payment if the request is received before 12:00 noon ET for the Institutional Tax-Free Money Market Fund, 3:00 p.m. ET for the Treasury Only Money Market Fund and 5:00 p.m. ET for the Institutional Prime Government, and Institutional Prime Plus Money Market Funds. If redemption requests are received after those times, the Funds will make payment the next business day.

What will my shares be worth?
..    The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.


..    You will receive the NAV calculated after your redemption request is received. Please read "How much do shares cost?."

Can I redeem by telephone?
Yes, if you selected this option on your Account Application Form.


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS


..    Your shares may be automatically redeemed and your account closed if you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."


..    One Group may suspend your ability to redeem when:

     1.   Trading on the NYSE is restricted.
     2.   The NYSE is closed (other than weekend and holiday closings).
     3.   The SEC has permitted a suspension.
     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

Privacy Policy

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION
We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES
We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SECURITY
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

VOTING RIGHTS


The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


DIVIDEND POLICIES


DIVIDENDS
The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

DIVIDEND REINVESTMENT
You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-877-691-1118.


TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS
A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

TAXATION OF DISTRIBUTIONS
Each Fund will distribute substantially all of its net investment income. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from the Fund's net investment income (generally, all of the Fund's net investment income) will be taxable as ordinary income and will not qualify for any reduced rates that may apply to any "qualified dividend income".

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF DIVIDENDS--INSTITUTIONAL TAX-FREE MONEY MARKET FUND
The Fund intends to qualify as a "regulated investment company" for U.S. federal income tax purposes and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to shareholders. The Institutional Tax-Free Money Market Fund will distribute any net investment income and net realized capital gains at least annually. The Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax. This Fund may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minium tax and for state (including state alternative minimum tax) and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

TAX INFORMATION
The Form 1099 that is mailed to eligible taxpayers every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.


SHAREHOLDER STATEMENTS AND REPORTS

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

Management of One Group Mutual Funds

THE ADVISOR


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:


                                                               ANNUAL RATE
                                                            AS PERCENTAGE OF
FUND                                                    AVERAGE DAILY NET ASSETS

One Group(R) Institutional Prime Money Market Fund                  .09%
--------------------------------------------------------------------------------
One Group(R) Treasury Only Money Market Fund                        .08%
--------------------------------------------------------------------------------
One Group(R) Government Money Market Fund                           .08%
--------------------------------------------------------------------------------
One Group(R) Institutional Prime Plus Money Market Fund                *
--------------------------------------------------------------------------------
One Group(R) Institutional Tax-Free Money Market Fund                  *
--------------------------------------------------------------------------------

* The Institutional Prime Plus Money Market Fund and the Institutional Tax-Free Money Market Fund had not commenced operations as of the date of this prospectus and do not have a full fiscal year of advisory fees. Under the investment advisory agreement with each of these Funds, Banc One Investment Advisors is entitled to a fee which is calculated daily and paid monthly, equal to .10% of the average daily net assets of these Funds.

Legal Proceedings

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn,

          Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One

          Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group

     . Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One

          Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1- 100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.


     11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds'operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                                                                             APRIL 10,
INSTITUTIONAL PRIME MONEY MARKET FUND                          YEAR ENDED JUNE 20,            2000 TO
                                                       -----------------------------------    JUNE 30,
CLASS S                                                    2003         2002        2001      2000(A)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     1.000   $   1.000   $   1.000   $   1.000
------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                     0.012       0.023       0.056       0.014
------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                    (0.012)     (0.023)     (0.056)     (0.014)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $     1.000   $   1.000   $   1.000   $   1.000
======================================================================================================
Total Return                                                  1.22%       2.31%       5.80%       1.38%(B)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                   $ 1,377,373   $ 921,196   $ 541,712   $  44,707
   Ratio of expenses to average net assets                    0.41%       0.39%       0.35%       0.35%(C)
   Ratio of net investment income to average net
    assets                                                    1.17%       2.22%       5.08%       6.29%(C)
   Ratio of expenses to average net assets*                   0.41%       0.42%       0.42%       0.44%(C)


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.


                                                                                             APRIL 10,
TREASURY ONLY MONEY MARKET FUND                                YEAR ENDED JUNE 30,            2000 TO
                                                       -----------------------------------    JUNE 30,
CLASS S                                                    2003         2002        2001      2000(A)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     1.000   $   1.000   $   1.000   $   1.000
------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                     0.011       0.020       0.052       0.012
------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                    (0.011)     (0.020)     (0.052)     (0.012)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $     1.000   $   1.000   $   1.000   $   1.000
======================================================================================================
Total Return                                                  1.06%       2.04%       5.29%       1.24%(B)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                   $   284,571   $ 138,436   $  97,251   $ 122,569
   Ratio of expenses to average net assets                    0.39%       0.38%       0.35%       0.35%(C)
   Ratio of net investment income to average net
    assets                                                    0.99%       1.89%       5.30%       5.53%(C)
   Ratio of expenses to average net assets*                   0.39%       0.39%       0.40%       0.41%(C)


                                                                                             APRIL 10,
GOVERNMENT MONEY MARKET FUND                                   YEAR ENDED JUNE 30,            2000 TO
                                                       -----------------------------------    JUNE 30,
CLASS S                                                    2003         2002        2001      2000(A)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     1.000   $   1.000   $   1.000   $   1.000
Investment Activities:
   Net investment income                                     0.011       0.022       0.056       0.013
------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                    (0.011)     (0.022)     (0.056)     (0.013)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $     1.000   $   1.000   $   1.000   $   1.000
======================================================================================================
Total Return                                                  1.15%       2.21%       5.71%       1.35%(B)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                   $   770,196   $ 699,907   $ 778,727   $ 215,079
   Ratio of expenses to average net assets                    0.39%       0.37%       0.35%       0.35%(C)
   Ratio of net investment income to average net              1.13%       2.24%       5.33%       5.97%(C)
    assets
   Ratio of expenses to average net assets*                   0.39%       0.39%       0.39%       0.40%(C)


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.

Appendix A

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


FUND NAME                                                     FUND CODE
-----------------------------------------------------------------------
One Group(R) Institutional Prime Money Market Fund                 1
-----------------------------------------------------------------------
One Group(R) Treasury Only Money Market Fund                       2
-----------------------------------------------------------------------
One Group(R) Government Money Market Fund                          3
-----------------------------------------------------------------------
One Group(R) Institutional Prime Plus Money Market Fund            4
-----------------------------------------------------------------------
One Group(R) Institutional Tax-Free Money Market Fund              5
-----------------------------------------------------------------------

                                                                  FUND      RISK
INSTRUMENT                                                        CODE      TYPE
-------------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company           1, 4-5   Prepayment
receivables, home equity loans, truck and auto loans,                     Market
leases, credit card receivables and other securities                      Credit
backed by other types of receivables or other assets.                     Regulatory
-------------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts           1, 4-5   Credit
drawn on and accepted by a commercial bank.                               Liquidity
Maturities are generally six months or less.                              Market
-------------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a           1, 4-5   Market
stated maturity.                                                          Credit
                                                                          Liquidity
-------------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term               1, 4-5   Credit
promissory notes issued by corporations and other                         Liquidity
entities. Maturities generally vary from a few days to                    Market
nine months.
-------------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts             1, 4-5   Market
and standby commitments to purchase the securities at a fixed             Liquidity
price (usually with accrued interest) within a fixed period of            Management
time following demand by a Fund.
-------------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes                 1, 4-5   Market
which normally mature within a short period of time                       Credit
(e.g., one month) but which may be extended by the                        Liquidity
issuer for a maximum maturity of 13 months.
-------------------------------------------------------------------------------------

                                                                  FUND      RISK
INSTRUMENT                                                        CODE      TYPE
-------------------------------------------------------------------------------------
Foreign Securities: Commercial paper of foreign issuers          1, 4-5   Market
and obligations of foreign banks, overseas branches of                    Political
U.S. banks and supranational entities.                                    Liquidity
                                                                          Foreign
                                                                          Investment
-------------------------------------------------------------------------------------
Investment Company Securities: Shares of other money             1, 3-5   Market
market mutual funds, including One Group money
market funds and shares of other money market
mutual funds for which Banc One Investment Advisors
or its affiliates serve as investment advisor or
administrator. Banc One Investment Advisors will
waive certain fees when investing in funds for which it
serves as investment advisor, to the extent required by
law.
-------------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured             1, 4-5   Prepayment
by real estate loans and pools of loans. These include                    Market
collateralized mortgage obligations ("CMOs") and Real                     Credit
Estate Mortgage Investment Conduits ("REMICs").                           Regulatory
-------------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or            1, 4-5   Market
political subdivision to obtain funds for various public                  Credit
purposes. Municipal securities include private activity                   Political
bonds and industrial development bonds, as well as                        Tax
General Obligation Notes, Tax Anticipation Notes, Bond                    Regulatory
Anticipation Notes, Revenue Anticipation Notes, other
short-term tax-exempt obligations, municipal leases,
obligations of municipal housing authorities and single
family revenue bonds.
-------------------------------------------------------------------------------------
Participation Interests: Interests in municipal                  1, 4-5   Credit
securities, including municipal leases, from financial                    Tax
institutions such as commercial and investment banks,                     Market
savings and loan associations and insurance
companies. These interests may take the form of
participations, beneficial interests in a trust,
partnership interests or any other form of indirect
ownership that allows the Funds to treat the income
from the investment as exempt from federal income
tax.
-------------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and            1, 3-5   Credit
the simultaneous commitment to return the security to                     Market
the seller at an agreed upon price on an agreed upon                      Liquidity
date. This is treated as a loan.
-------------------------------------------------------------------------------------

                                                                  FUND      RISK
INSTRUMENT                                                        CODE      TYPE
-------------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the       1, 4-5   Liquidity
Securities Act of 1933, such as privately placed commercial               Market
paper and Rule 144A securities.
-------------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the          1-4      Credit
Fund's total assets. In return, the Fund will receive cash,               Market
other securities, and/or letters of credit.                               Leverage
-------------------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued                 1, 4     Market
by banks and highly rated insurance companies such as                     Credit
Guaranteed Investment Contracts ("GICs") and Bank                         Liquidity
Investment Contracts ("BICs").
-------------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a               1, 4-5   Liquidity
bank in exchange for the deposit of funds.                                Credit
                                                                          Market
-------------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                          1, 4-5   Market
-------------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by          1, 3-5   Market
agencies and instrumentalities of the U.S. government.                    Credit
These include Fannie Mae and Freddie Mac.
-------------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes and bonds.               1-5      Market
-------------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations              1, 3-5   Market
with interest rates which are reset daily, weekly,                        Credit
quarterly or some other period and which may be                           Liquidity
payable to the Fund on demand.
-------------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments:                  1-5      Market
Purchase or contract to purchase securities at a fixed                    Leverage
price for delivery at a future date.                                      Liquidity
-------------------------------------------------------------------------------------

INVESTMENT RISKS


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate. If these fluctuations are sufficiently strong (despite the fund's efforts to control them) the value of your investments will be affected. Certain investments are more susceptible to these risks than others.


..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Foreign Investment Risk. Risks associated with higher transaction costs, delayed settlements and adverse economic developments.

..    Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the of characteristics other securities.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage-or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.


How Can I Get More Information? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-877-691-1118 or by writing the Funds at:


        ONE GROUP(R) MUTUAL FUNDS
        1111 POLARIS PARKWAY
        COLUMBUS, OHIO 43271-1235

        OR VISITING

        WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


TOG-F-136 (11/03)


                                                [LOGO OF ONE GROUP MUTUAL FUNDS]

MONEY MARKET FUNDS

PROSPECTUS                                   [LOGO OF ONE1GROUP(R) MUTUAL FUNDS]
One Group Institutional Money Market Funds

          November 1, 2003
          Administrative Class Shares

                         One Group(R) Institutional Prime Money Market Fund
                         One Group(R) Treasury Only Money Market Fund
                         One Group(R) Government Money Market Fund
                         One Group(R) Institutional Prime Plus Money Market Fund One Group(R) Institutional Tax-Free Money Market Fund

          For Institutional Clients

                         The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS


FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
     One Group Institutional Prime Money Market Fund
     One Group Treasury Only Money Market Fund
     One Group Government Money Market Fund
     One Group Institutional Prime Plus Money Market Fund
     One Group Institutional Tax-Free Money Market Fund

MORE ABOUT THE FUNDS
     Principal Investment Strategies
     Investment Risks
     Portfolio Quality and Maturity

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
     Purchasing Fund Shares
     Exchanging Fund Shares
     Redeeming Fund Shares

PRIVACY POLICY

SHAREHOLDER INFORMATION
     Voting Rights
     Dividend Policies
     Tax Treatment of Shareholders
     Shareholder Statements and Reports

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
     The Advisor

LEGAL PROCEEDINGS
FINANCIAL HIGHLIGHTS
APPENDIX A: INVESTMENT PRACTICES

ONE GROUP(R)

Institutional Prime Money Market Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks current income with liquidity and stability of principal.

What are the Fund's main investment strategies?


The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will comply with Securities and Exchange Commission ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. For more information about the Institutional Prime Money Market Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal

FUND SUMMARY


Institutional Prime Money Market Fund


Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Administrative Class Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                              [CHART APPEARS HERE]

                      2000            2001            2002
                      ----            ----            ----
                      6.30%           4.08%           1.73%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.78%. Historical performance shown for Administrative Class prior to its inception is based on the performance of Class I, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses between classes.

--------------------------------------------------------------------------------
Best Quarter: 1.64% 4Q2000               Worst Quarter: 0.37% 4Q2002
--------------------------------------------------------------------------------

FUND SUMMARY


Institutional Prime Money Market Fund

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/
--------------------------------------------------------------------------------
                                      INCEPTION                 PERFORMANCE
                                    DATE OF CLASS    1 YEAR    SINCE 4/19/99
--------------------------------------------------------------------------------
Administrative Class                   11/1/01        1.73%        4.28%
--------------------------------------------------------------------------------

/1/ Historical performance shown for Administrative Class prior to its inception is based on the performance of Class I, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses between classes.

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)            ADMINISTRATIVE CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                                         .10%
--------------------------------------------------------------------------------
Other Expenses/1/                                                .16%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             .26%
--------------------------------------------------------------------------------


/1/ Administrative Class shareholders pay a shareholder servicing fee of up to .10% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------
$  27     $    84     $   146     $    331
------------------------------------------

ONE GROUP(R)

Treasury Only Money Market Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks high current income with liquidity and stability of principal with the added assurance of a Fund that does not purchase securities that are subject to repurchase agreements.

What are the Fund's main investment strategies?


The Fund invests exclusively in short-term U.S. Treasury bills, notes and bonds. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Treasury Only Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

FUND SUMMARY


Treasury Only Money Market Fund


Bar Chart (per calendar year)/1/ -- Administrative Class Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                              [CHART APPEARS HERE]

   1994    1995    1996    1997    1998    1999    2000    2001    2002
   ----    ----    ----    ----    ----    ----    ----    ----    ----
   3.76%   5.41%   4.94%   5.02%   4.82%   4.40%   5.74%   3.73%   1.51%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.68%. Historical performance shown for Administrative Class prior to its inception is based on the performance of Class I, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses between classes.

--------------------------------------------------------------------------------
Best Quarter: 1.52%  4Q2000             Worst Quarter: 0.34%  4Q2002
--------------------------------------------------------------------------------

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.



Average Annual Total Returns through December 31, 2002/1/
--------------------------------------------------------------------------------
                                   INCEPTION                5     PERFORMANCE
                                 DATE OF CLASS   1 YEAR   YEARS   SINCE 4/16/93
--------------------------------------------------------------------------------
Administrative Class             11/1/01         1.51%    4.13%      4.39%
--------------------------------------------------------------------------------



/1/ Historical performance shown for Administrative Class prior to its inception is based on the performance of Class I, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses between classes.

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

FUND SUMMARY


Treasury Only Money Market Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)            ADMINISTRATIVE CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                                         .08%
--------------------------------------------------------------------------------
Other Expenses/1/                                                .16%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             .24%
--------------------------------------------------------------------------------

/1/ Administrative Class shareholders pay a shareholder servicing fee of up to .10% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


1 YEAR      3 YEARS      5 YEARS     10 YEARS
---------------------------------------------
$   25      $    77      $   135      $   306
---------------------------------------------

ONE GROUP(R)

Government Money Market Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks high current income with liquidity and stability of principal.

What are the Fund's main investment strategies?


The Fund invests exclusively in high-quality, short-term securities that are issued or guaranteed by the U.S. government or by U.S. government agencies and instrumentalities. Some of the securities purchased by the Fund may be subject to repurchase agreements. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

FUND SUMMARY


Government Money Market Fund


Bar Chart (per calendar year)/1/ -- Administrative Class Shares
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                              [CHART APPEARS HERE]

   1994    1995    1996    1997    1998    1999    2000    2001    2002
   ----    ----    ----    ----    ----    ----    ----    ----    ----
   3.98%   5.60%   5.16%   5.30%   5.21%   4.85%   6.13%   3.98%   1.63%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.75%. Historical performance shown for Administrative Class prior to its inception is based on the performance of Class I, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses between classes.



--------------------------------------------------------------------------------
Best Quarter: 1.61% 4Q2000               Worst Quarter: 0.35% 4Q2002
--------------------------------------------------------------------------------



The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.



 Average Annual Total Returns through December 31, 2002/1/
--------------------------------------------------------------------------------
                                   INCEPTION                       PERFORMANCE
                                 DATE OF CLASS   1 YEAR   5 YEARS  SINCE 6/14/93
--------------------------------------------------------------------------------
Administrative Class               11/1/01         1.63%   4.45%       4.68%
--------------------------------------------------------------------------------


/1/ Historical performance shown for Administrative Class prior to its inception is based on the performance of Class I, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses between classes.


To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

Fund Summary


Government Money Market Fund


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)            ADMINISTRATIVE CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                                         .08%
--------------------------------------------------------------------------------
Other Expenses/1/                                                .16%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             .24%
--------------------------------------------------------------------------------
/1/ Administrative Class shareholders pay a shareholder servicing fee of up to .10% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.


1 YEAR      3 YEARS      5 YEARS      10  YEARS
-----------------------------------------------
$   25      $    77      $   135      $     306
-----------------------------------------------

ONE GROUP(R)


Institutional Prime Plus Money Market Fund


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks current income with liquidity and stability of principal.

What are the Fund's main investment strategies?


The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will comply with Securities and Exchange Commission ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. For more information about the Institutional Prime Plus Money Market Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal

FUND SUMMARY


Institutional Prime Plus Money Market Fund


Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


This Section ordinarily would contain a bar chart and average annual total return table. The Fund was not in existence as of December 31, 2002, and does not have a full calendar year of investment returns at the date of this prospectus.

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)            ADMINISTRATIVE CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                                         .10%
--------------------------------------------------------------------------------
Other Expenses/1/,/2/                                            .17%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             .27%
--------------------------------------------------------------------------------



/1/  Expense information is based on estimates for the current fiscal year.

/2/ Administrative Class shareholders pay a shareholder servicing fee of up to .10% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.


EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1 YEAR      3 YEARS
-------------------
$   28      $    87
-------------------

ONE GROUP(R)


Institutional Tax-Free Money Market Fund


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

What are the Fund's main investment strategies?


The Fund seeks to meet its objective by investing in high quality short-term money market instruments, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities, the income of which is exempt from federal income tax. Although the Fund may invest up to 20% of its assets in other types of securities including taxable securities, the Fund will attempt to limit its investments to securities, the income of which is tax-exempt. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Institutional Tax-Free Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?
Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?


Up to 20% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could

FUND SUMMARY


Institutional Tax-Free Money Market Fund


decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FUND SUMMARY


Institutional Tax-Free Money Market Fund



This Section ordinarily would contain a bar chart and average annual total return table. The Fund was not in existence as of December 31, 2002, and does not have a full calendar year of investment returns at the date of this prospectus.

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)            ADMINISTRATIVE CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                                         .10%
--------------------------------------------------------------------------------
Other Expenses/1/,/2/                                            .18%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             .28%
--------------------------------------------------------------------------------



/1/  Expense information is based on estimates for the current fiscal year.

/2/ Administrative Class shareholders pay a shareholder servicing fee of up to .10% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.


EXAMPLES
--------------------------------------------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1 YEAR     3 YEARS
------------------
$   29     $   90
------------------

More About the Funds

Each of the five Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


PRINCIPAL INVESTMENT STRATEGIES


The five mutual Funds described in this prospectus are designed to produce high current income consistent with liquidity and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.


ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    The Fund invests exclusively in money market instruments. These include, but are not limited to:

     1.   corporate notes;

     2.   commercial paper;

     3.   funding agreements;

     4.   certificates of deposit; and

     5.   bank obligations.

..    Under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount appears to be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

..    The Fund may lend its securities.

                       WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.

ONE GROUP TREASURY ONLY MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

..    The Fund invests exclusively in short-term U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    The Fund may lend its securities.

ONE GROUP GOVERNMENT MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

..    The Fund invests exclusively in short-term securities that are issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    In addition to fixed-rate government securities, the Fund also will invest in variable and floating rate government securities and other money market funds that have similar investment policies and objectives. These money market funds must only invest in securities with short-term ratings equivalent to or higher than those in which the Fund invests.

..    The Fund may lend its securities.


ONE GROUP INSTITUTIONAL PRIME PLUS MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less. Funds that are rated by a rating organization like Standard & Poor's typically must maintain an average maturity of 60 days or less. The Fund will not be rated by a rating organization and will maintain an average weighted maturity close to 90 days when it appears advantageous to do so.


..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    The Fund invests exclusively in money market instruments. These include, but are not limited to:

     1.   corporate notes;

     2.   commercial paper;

     3.   funding agreements;

     4.   certificates of deposit; and

     5.   bank obligations.

..    Under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount appears to be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

..    The Fund may lend its securities.


ONE GROUP INSTITUTIONAL TAX-FREE MONEY MARKET FUND.


..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.


..    Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


..    The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax.


..    The Fund also may invest up to 20% of its net assets in other types of securities, such as taxable money market instruments, including repurchase agreements. However, the Fund attempts to limit its investments to securities, the income of which is tax-exempt. For a list of all the securities in which the Fund may invest, please read "Investment Practices" in Appendix A.

INVESTMENT RISKS


The main risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.

NET ASSET VALUE. There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Although money market funds limit such fluctuations by limiting the maturities of their investments, the value of your investment in a Fund could increase or decrease if the value of a Fund's investments increases and decreases to an extent greater than anticipated by the investment advisor.

PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, a Fund may have to reinvest in securities with lower yields. In addition, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


DERIVATIVES. The Funds (other than the Treasury Only Money Market Fund) may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.

                              WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.


ILLIQUID INVESTMENTS. Each Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.

For more information about risks associated with the types of investments that the Funds purchase, please read "Fund Summaries: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.

PORTFOLIO QUALITY AND MATURITY

The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversified money market fund's assets (although there is no limit on government securities.) Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.

How to Do Business with One Group Mutual Funds

PURCHASING FUND SHARES

Where can I buy shares?
You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").

Who may purchase Administrative Class shares?
Administrative class shares may be purchased by:

..    Institutional investors, such as corporations, pension and profit sharing plans, and foundations; and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Administrative class shares are designed for investors requiring additional services. Accounts may be opened with the Funds' transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

..    If you have questions about eligibility, please call 1-877-691-1118.

When can I buy shares?


..    Purchases may be made on any business day. This includes any day that the
     Funds are open for business. The Funds will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve are closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day.


..    Purchase requests will be effective on the day received and you will be eligible to receive dividends declared the same day, if such purchase orders are received:


     (i)   before 12:00 noon ET for the Institutional Tax-Free Money Market
           Fund;
     (ii)  before 3:00 p.m. ET for the Treasury Only Money Market Fund;

     (iii) before 5:00 p.m. ET for the Institutional Prime, Government and Institutional Prime Plus Money Market Funds.


..    On occasion, the NYSE closes before 4:00 p.m. ET. When the NYSE closes early, purchase requests received after the NYSE closes will be effective the following business day. Each Fund, however, reserves the right to remain open for extended hours following an early close of the NYSE. If your purchase request is received during extended hours, it will be effective the same business day. Purchase requests received after a Fund closes will be effective the following business day. Shareholders will receive notice at www.onegroup.com if a Fund remains open following an early close of the NYSE.

..    In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before the above noted times (each Fund's "cut-off time"). If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

..    The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

..    Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?
..    Shares are sold at net asset value ("NAV").


..    NAV per share is calculated by dividing the total market value of a Fund's investments and other assets (minus liabilities) by the number of outstanding shares. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

..    NAV is calculated each business day as of 12:00 noon ET for the
     Institutional Tax-Free Money Market Fund, 3:00 p.m. ET for the Treasury Only Money Market Fund and at 5:00 p.m. ET for the Institutional Prime Money Market Fund, the Government Money Market Fund, and the Institutional Prime Plus Money Market Fund.


..    On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, NAV will be calculated as of the time the NYSE closes.

How do I open an account?
1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.   Decide how much you want to invest.


     . The minimum initial investment for Administrative Class shares is $1,000,000 per Fund.


     . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.


     .    Subsequent investments must be at least $5,000 per Fund.

     . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and wrap accounts). One Group reserves the right to waive any investment minimum. For further information regarding investment minimum waivers, call 1-877-691-1118.


3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


     Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you including your social security number, tax identification number or other identifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required indentifying information is not provided.

     . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, the Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

     . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.   Send the completed Account Application to:


     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

     And authorize a wire to:


     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
      (EX: ONE GROUP ABC FUND-ADMINISTRATIVE)
     YOUR FUND NUMBER & ACCOUNT NUMBER
      (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
      (EX: ABC CORPORATION)


5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.


6. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.


Can I purchase shares over the telephone?
Yes. Simply select this option on your Account Application Form and then:


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

..    Authorize a bank transfer or initiate a wire transfer payable to "One Group
     Mutual Funds" to State Street Bank and Trust Company to the following wire address:

     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY AND SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
      (EX: ONE GROUP ABC FUND-ADMINISTRATIVE)
     YOUR FUND NUMBER & ACCOUNT NUMBER
      (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
      (EX: ABC CORPORATION)


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

EXCHANGING FUND SHARES

What are my exchange privileges?
You may exchange your shares for shares of any other Fund described in this prospectus.

..    One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

..    One Group does not charge a fee for this privilege.


..    Before making an exchange request, you should read the prospectus of the
     One Group Funds whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling 1-877-691-1118


When are exchanges processed?
Exchanges are processed the same business day they are received, provided:


..    State Street Bank and Trust Company receives the request by 12:00 noon ET for an exchange into or out of the Institutional Tax-Free Money Market Fund and 3:00 p.m. ET for an exchange into or out of the Institutional Prime, the Treasury Only, the Government and the Institutional Prime Plus Money Market Funds.


..    You have provided One Group with all of the information necessary to process the exchange.


..    You have contacted your Shareholder Servicing Agent, if necessary.


REDEEMING FUND SHARES

When can I redeem shares?
You may redeem all or some of your shares on any day that the Funds are open for business.


..    Redemption requests received before 12:00 noon ET for the Institutional
     Tax-Free Money Market Fund, 3:00 p.m. ET for the Treasury Only Money Market Fund and 5:00 p.m. ET for the Institutional Prime, Government, and Institutional Prime Plus Money Market Funds, will be effective that day.


..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?
You may use any of the following methods to redeem your shares:

1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

2.   You may use the One Group website at www.onegroup.com; or

3. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is payable to the shareholder of record; and either

     2. The redemption check is mailed to the shareholder at the record address; or

     3. The redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


     1.   A financial institution; or


     2.   Your Shareholder Servicing Agent.


..    Under normal conditions, the Funds will honor requests for same day payment if the request is received before 12:00 noon ET for the Institutional Tax-Free Money Market Fund, 3:00 p.m. ET for the Treasury Only Money Market Fund and 5:00 p.m. ET for the Institutional Prime Government, and Institutional Prime Plus Money Market Funds. If redemption requests are received after those times, the Funds will make payment the next business day.


What will my shares be worth?


..    The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.


..    You will receive the NAV calculated after your redemption request is received. Please read "How much do shares cost?."

Can I redeem by telephone?
Yes, if you selected this option on your Account Application Form.


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS


..    Your shares may be automatically redeemed and your account closed if you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."


..    One Group may suspend your ability to redeem when:

     1.   Trading on the NYSE is restricted.

     2.   The NYSE is closed (other than weekend and holiday closings).

     3.   The SEC has permitted a suspension.

     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

Privacy Policy

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION
We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES
We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SECURITY
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

VOTING RIGHTS


The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


DIVIDEND POLICIES

DIVIDENDS


The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.


DIVIDEND REINVESTMENT


You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-877-691-1118.


TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS
A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

TAXATION OF DISTRIBUTIONS
Each Fund will distribute substantially all of its net investment income. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from the Fund's net investment income (generally, all of the Fund's net investment income) will be taxable as ordinary income and will not qualify for any reduced rates that may apply to any "qualified dividend income".


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.


TAXATION OF DIVIDENDS -- INSTITUTIONAL TAX-FREE MONEY MARKET FUND
The Fund intends to qualify as a "regulated investment company" for U.S. federal income tax purposes and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to shareholders. The Institutional Tax-Free Money Market Fund will distribute any net investment income and net realized capital gains at least annually. The Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax. This Fund may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


TAX INFORMATION


The Form 1099 that is mailed to eligible taxpayers every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.


SHAREHOLDER STATEMENTS AND REPORTS

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

Management of One Group Mutual Funds

THE ADVISOR


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:


--------------------------------------------------------------------------------
                                                             ANNUAL RATE
                                                           AS PERCENTAGE OF
FUND                                                   AVERAGE DAILY NET ASSETS

One Group(R) Institutional Prime Money Market Fund               .09%
--------------------------------------------------------------------------------
One Group(R) Treasury Only Money Market Fund                     .08%
--------------------------------------------------------------------------------
One Group(R) Government Money Market Fund                        .08%
--------------------------------------------------------------------------------
One Group(R) Institutional Prime Plus Money Market Fund             *
--------------------------------------------------------------------------------
One Group(R) Institutional Tax-Free Money Market Fund               *
--------------------------------------------------------------------------------
* The Institutional Prime Plus Money Market Fund and the Institutional Tax-Free Money Market Fund had not commenced operations as of the date of this prospectus and do not have a full fiscal year of advisory fees. Under the investment advisory agreement with each of these Funds, Banc One Investment Advisors is entitled to a fee which is calculated daily and paid monthly, equal to .10% of the average daily net assets of these Funds.

Legal Proceedings

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn,

          Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One

          Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group

          Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One

          Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                                                                NOVEMBER 1,
                                                          YEAR ENDED JUNE 30,     2001 TO
INSTITUTIONAL PRIME MONEY MARKET FUND                    --------------------     JUNE 30
ADMINISTRATIVE CLASS                                             2003             2002(A)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $      1.000        $      1.000
--------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.014               0.013
--------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                           (0.014)             (0.013)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $      1.000        $      1.000
============================================================================================
Total Return                                                        1.37%               1.29%(B)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period(000)                          $    834,748        $    543,963
  Ratio of expenses to average net assets                           0.26%               0.25%(C)
  Ratio of net investment income to average net assets              1.33%               1.83%(C)
  Ratio of expenses to average net assets*                          0.26%               0.27%(C)


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.


                                                                                NOVEMBER 1,
                                                          YEAR ENDED JUNE 30,     2001 TO
TREASURY ONLY MONEY MARKET FUND                          --------------------     JUNE 30
ADMINISTRATIVE CLASS                                             2003             2002(A)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $      1.000        $      1.000
--------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.012               0.011
--------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                           (0.012)             (0.011)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $      1.000        $      1.000
============================================================================================
Total Return                                                        1.21%               1.11%(B)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period(000)                          $     63,703        $     31,289
  Ratio of expenses to average net assets                           0.24%               0.24%(C)
  Ratio of net investment income to average net assets              1.16%               1.59%(C)
  Ratio of expenses to average net assets*                          0.24%               0.24%(C)


                                                                                NOVEMBER 1,
                                                          YEAR ENDED JUNE 30,     2001 TO
GOVERNMENT MONEY MARKET FUND                             --------------------     JUNE 30
ADMINISTRATIVE CLASS                                             2003             2002(A)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $      1.000        $      1.000
--------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.013               0.012
--------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                           (0.013)             (0.012)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $      1.000        $      1.000
============================================================================================
Total Return                                                        1.30%               1.21%(B)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                         $    578,118        $     81,789
  Ratio of expenses to average net assets                           0.24%               0.24%(C)
  Ratio of net investment income to average net assets              1.14%               1.72%(C)
  Ratio of expenses to average net assets*                          0.24%               0.24%(C)


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized.

Appendix A

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


                                               FUND NAME    FUND CODE
--------------------------------------------------------------------------------
One Group(R) Institutional Prime Money Market Fund              1
--------------------------------------------------------------------------------
One Group(R) Treasury Only Money Market Fund                    2
--------------------------------------------------------------------------------
One Group(R) Government Money Market Fund                       3
--------------------------------------------------------------------------------
One Group(R) Institutional Prime Plus Money Market Fund         4
--------------------------------------------------------------------------------
One Group(R) Institutional Tax-Free Money Market Fund           5
--------------------------------------------------------------------------------

                                                          FUND     RISK
INSTRUMENT                                                CODE     TYPE
--------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company    1, 4-5   Prepayment
receivables, home equity loans, truck and auto loans,              Market Credit
leases, credit card receivables and other securities               Regulatory
backed by other types of receivables or other assets.
--------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts    1, 4-5   Credit
drawn on and accepted by a commercial bank.                        Liquidity
Maturities are generally six months or less.                       Market
--------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a    1, 4-5   Market
stated maturity.                                                   Credit
                                                                   Liquidity
--------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term        1, 4-5   Credit
promissory notes issued by corporations and other                  Liquidity
entities. Maturities generally vary from a few days to             Market
nine months.
--------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts      1, 4-5   Market
and standby commitments to purchase the securities at              Liquidity
a fixed price (usually with accrued interest) within a             Management
fixed period of time following demand by a Fund.
--------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes          1, 4-5   Market
which normally mature within a short period of time                Credit
(e.g., one month) but which may be extended by the                 Liquidity
issuer for a maximum maturity of 13 months.
--------------------------------------------------------------------------------

                                                          FUND     RISK
INSTRUMENT                                                CODE     TYPE
--------------------------------------------------------------------------------
Foreign Securities: Commercial paper of foreign issuers   1, 4-5   Market
and obligations of foreign banks, overseas branches of             Political
U.S. banks and supranational entities.                             Liquidity
                                                                   Foreign
                                                                   Investment
--------------------------------------------------------------------------------
Investment Company Securities: Shares of other money      1, 3-5   Market
market mutual funds, including One Group money
market funds and shares of other money market
mutual funds for which Banc One Investment Advisors
or its affiliates serve as investment advisor or
administrator. Banc One Investment Advisors will
waive certain fees when investing in funds for which it
serves as investment advisor, to the extent required by
law.
--------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured      1, 4-5   Prepayment
by real estate loans and pools of loans. These include             Market
collateralized mortgage obligations ("CMOs") and Real              Credit
Estate Mortgage Investment Conduits ("REMICs").                    Regulatory
--------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or     1, 4-5   Market
political subdivision to obtain funds for various public           Credit
purposes. Municipal securities include private activity            Political
bonds and industrial development bonds, as well as                 Tax
General Obligation Notes, Tax Anticipation Notes, Bond             Regulatory
Anticipation Notes, Revenue Anticipation Notes, other
short-term tax-exempt obligations, municipal leases,
obligations of municipal housing authorities and single
family revenue bonds.
--------------------------------------------------------------------------------
Participation Interests: Interests in municipal           1, 4-5   Credit
securities, including municipal leases, from financial             Tax
institutions such as commercial and investment banks,              Market
savings and loan associations and insurance
companies. These interests may take the form of
participations, beneficial interests in a trust,
partnership interests or any other form of indirect
ownership that allows the Funds to treat the income
from the investment as exempt from federal income
tax.
--------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and     1, 3-5   Credit
the simultaneous commitment to return the security to              Market
the seller at an agreed upon price on an agreed upon               Liquidity
date. This is treated as a loan.
--------------------------------------------------------------------------------

                                                          FUND     RISK
INSTRUMENT                                                CODE     TYPE
--------------------------------------------------------------------------------
Restricted Securities: Securities not registered under    1, 4-5   Liquidity
the Securities Act of 1933, such as privately placed               Market
commercial paper and Rule 144A securities.
--------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the   1-4      Credit
Fund's total assets. In return, the Fund will receive              Market
cash, other securities, and/or letters of credit.                  Leverage
--------------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued          1, 4     Market
by banks and highly rated insurance companies such as              Credit
Guaranteed Investment Contracts ("GICs") and Bank                  Liquidity
Investment Contracts ("BICs").
--------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a        1, 4-5   Liquidity
bank in exchange for the deposit of funds.                         Credit
                                                                   Market
--------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                   1, 4-5   Market
--------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by   1, 3-5   Market
agencies and instrumentalities of the U.S. government.             Credit
These include Fannie Mae and Freddie Mac.
--------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes and bonds.        1-5      Market
--------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations       1, 3-5   Market
with interest rates which are reset daily, weekly,                 Credit
quarterly or some other period and which may be                    Liquidity
payable to the Fund on demand.
--------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments:           1-5      Market
Purchase or contract to purchase securities at a fixed             Leverage
price for delivery at a future date.                               Liquidity
--------------------------------------------------------------------------------

INVESTMENT RISKS


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate. If these fluctuations are sufficiently strong (despite the fund's efforts to control them) the value of your investments will be affected. Certain investments are more susceptible to these risks than others.


..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Foreign Investment Risk. Risks associated with higher transaction costs, delayed settlements and adverse economic developments.

..    Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the of characteristics other securities.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage-or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.


How Can I Get More Information? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-877-691-1118 or by writing the Funds at:


        ONE GROUP(R) MUTUAL FUNDS
        1111 POLARIS PARKWAY
        COLUMBUS, OHIO 43271-1235

        OR VISITING

        WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


TOG-F-140 (11/03)                            [LOGO OF ONE1GROUP(R) MUTUAL FUNDS]

                                                             [LOGO OF ONE GROUP]

Prospectus
One Group Mutual Funds


November 1, 2003


                One Group(R) Prime Money Market Fund
                One Group(R) Bond Fund
                One Group(R) Income Bond Fund
                One Group(R) Small Cap Growth Fund
                One Group(R) Mid Cap Growth Fund
                One Group(R) Mid Cap Value  Fund
                One Group(R) Large Cap Growth Fund
                One Group(R) Diversified Equity  Income Fund
                One Group(R) Equity Index Fund
                One Group(R) Market   Expansion  Index  Fund
                One Group(R) Investor  Growth & Income  Fund
                One Group(R) Investor Conservative Growth Fund


                The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                For use by Bank One Corporation Savings and Investment
                Plan.

Table of

   C O N T E N T S

          Fund Summaries: Investments, Risk & Performance
                        One Group Prime Money Market Fund
                                      One Group Bond Fund
                               One Group Income Bond Fund
                          One Group Small Cap Growth Fund
                            One Group Mid Cap Growth Fund
                             One Group Mid Cap Value Fund
                          One Group Large Cap Growth Fund
                        One Group Diversified Equity Fund
                              One Group Equity Index Fund
                    One Group Market Expansion Index Fund
                  One Group Investor Growth & Income Fund
              One Group Investor Conservative Growth Fund

                                                    More About the Funds
                                         Principal Investment Strategies
                                                        Investment Risks
                                           Temporary Defensive Positions
                                                      Portfolio Turnover


                   How to Do Business with One Group Mutual Funds
                                           Purchasing Fund Shares
                                            Redeeming Fund Shares


                                   Privacy Policy

                   Shareholder Information
                             Voting Rights
                         Dividend Policies
             Tax Treatment of Shareholders
                     Shareholder Inquiries

                                    Management of One Group Mutual Funds
                                                             The Advisor
                                                           Advisory Fees
                                                       The Fund Managers

                                                Legal Proceedings
                                             Financial Highlights
                                 Appendix A: Investment Practices

ONE GROUP(R)
------------

                            Prime Money Market Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks current income with liquidity and stability of principal.

What are the Fund's main investment strategies?

The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will concentrate in the financial services industry, including asset-backed commercial paper programs. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Prime Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund

Fund Summary
------------
                         Prime Money Market Fund

seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                 [CHART]

     1993    1994   1995   1996   1997   1998   1999   2000   2001   2002
     -----   -----  -----  -----  -----  -----  -----  -----  -----  -----
     2.97%   4.09%  5.83   5.20%  5.32%  5.30%  4.95%  6.11%  3.81%  1.46%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.61%

================================================================================

Best Quarter: 1.56%    4Q2000           Worst Quarter:   0.32%    4Q2002
================================================================================

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.


Average Annual Total Returns through December 31, 2002

==========================================================
                    INCEPTION
Class I           DATE OF CLASS  1 YEAR  5 YEARS  10 YEARS
----------------------------------------------------------
Class I              8/1/85        1.46%    4.31%     4.49%


To obtain current yield information, call toll-free 1-888-506-4O1K or visit www.onegroup.com.

Fund Summary
------------
                         Prime Money Market Fund

Fees and Expenses
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
===========================================================================
(expenses that are deducted from Fund assets)                       CLASS I
---------------------------------------------------------------------------
Investment Advisory Fees                                                .35%
---------------------------------------------------------------------------
Other Expenses                                                          .20%
---------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    .55%
---------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                             (.03%)
---------------------------------------------------------------------------
Net Expenses                                                            .52%
---------------------------------------------------------------------------


/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .52% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.

 Examples
======================================
 1 YEAR/1/  3 YEARS  5 YEARS  10 YEARS
--------------------------------------
$       53  $   173  $   304  $    686
--------------------------------------
/1/ Without contractual fee waivers, 1 Year expenses would be $56.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

ONE GROUP(R)
------------
                                    Bond Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

What are the Fund's main investment strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?
A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed

Fund Summary
------------
                                Bond Fund

income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
------------
                                Bond Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. 30% 23.68%

     1993    1994   1995   1996   1997   1998   1999   2000   2001   2002
     -----   -----  -----  -----  -----  -----  -----  -----  -----  -----
     11.33%  -6.91% 23.68% 5.08%  9.92%  8.19%  -0.87% 12.12% 9.06%  10.23%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 3.59%. The above-quoted performance data also includes the performance of the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund for the period prior to the consolidation with the One Group Bond Fund on March 22, 1999.

================================================================================
Best Quarter: 7.61%    2Q1995              Worst Quarter:   -2.66%    1Q1994
================================================================================

Fund Summary
------------
                                Bond Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.


Average Annual Total Returns through December 31, 2OO2/1/


===============================================================================

                            INCEPTION                               PERFORMANCE
                             DATE OF                                   SINCE
                              CLASS    1 YEAR   5 YEARS   10 YEARS    12/31/83
-------------------------------------------------------------------------------
Class I                      6/1/91     10.23%     7.65%      7.91%        9.47%
-------------------------------------------------------------------------------
Lehman Brothers Aggregate               10.26%     7.55%      7.51%        9.66%
Bond Index/2/ (no deduction
for fees  or expenses)
-------------------------------------------------------------------------------
Lipper Intermediate U.S.                10.00%     7.01%      6.62%          *
Government Fund Index/3/
-------------------------------------------------------------------------------

/1/ The performance information for the One Group Bond Fund for periods prior to March 22, 1999, reflects the performance of a common trust fund (inception 12/31/83), the predecessor to the Pegasus Bond Fund, and the Pegasus Bond Fund. The predecessor to the Pegasus Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

/2/ The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

/3/ The Lipper Intermediate U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

*    Index did not exist.

Fund Summary
------------

                                Bond Fund

Fees and Expenses
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)                          CLASS I
==============================================================================
Investment Advisory Fees                                                   .60%
------------------------------------------------------------------------------
Other Expenses                                                             .22%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       .82%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                                (.22%)
------------------------------------------------------------------------------
Net Expenses                                                               .60%
------------------------------------------------------------------------------

/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .60% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples
======================================
1 YEAR1/1/  3 YEARS  5 YEARS  10 YEARS
--------------------------------------
$    61     $   240  $   993  $    433
--------------------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $84.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

ONE GROUP(R)
-----------
                                Income Bond Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

What are the Fund's main investment strategies?

The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by Banc One Investment Advisors). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e., junk bonds.) The Fund may not invest more than 30% of its total assets in these securities. The Fund also invests in mortgage-backed and asset-backed securities, and certain obligations and securities of foreign issuers. The Fund invests in securities with short to long maturities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Income Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?
A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations. A "junk bond" is a debt security that is rated below investment grade. Junk bonds also include unrated securities that Banc One Investment Advisors believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called "high yield bonds" and "non-investment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

Fund Summary
------------
                            Income Bond Fund

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Foreign Securities. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Portfolio Quality. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund also may invest in securities that are rated below investment grade. These securities are considered to be speculative and may be issued by companies which are highly leveraged, less creditworthy or financially distressed.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline.

Fund Summary
------------
                            Income Bond Fund

Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

     1994    1995    1996    1997    1998    1999    2000    2001    2002
     -----   -----   -----   -----   -----   -----   -----   -----   -----
    -0.95%  17.53%   3.14%   8.88%   7.77%   -1.15%  10.24%   7.41%  8.35%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 5.03%. One Group Income Bond Fund consolidated with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was the accounting survivor. Therefore, all performance information for the 0ne Group Income Bond Fund for periods prior to March 22,1999, reflects the performance of the Peqasus Multi-Sector Bond Fund.

================================================================================
Best Quarter: 5.88%    2Q1995   Worst Quarter:   -1.63%    1Q1996
================================================================================

Fund Summary
------------
                            Income Bond Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2OO2/1/

===============================================================================
                                        INCEPTION                   PERFORMANCE
                                         DATE OF              5        SINCE
                                          CLASS    l YEAR   YEARS     3/5/93
-------------------------------------------------------------------------------
Class I                                   3/5/93     8.35%   6.45%         6.49%
-------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond                      10.26%   7.55%         7.25%
Index/2/ (no deduction for fees or
expenses)
-------------------------------------------------------------------------------
Lipper Intermediate Investment Grade
Fund Index/3/                                        8.14%   6.38%         6.39%
-------------------------------------------------------------------------------


/1/ The One Group Income Bond Fund consolidated with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was the accounting survivor. The performance information for the One Group Income Bond Fund for periods prior to March 22, 1999, reflects the performance of the Pegasus Multi-Sector Bond Fund.

/2/ The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/ The Upper Intermediate Investment Grade Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

Fund Summary
------------
                            Income Bond Fund

Fees and Expenses
===============================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
===========================================================================
(expenses that are deducted from Fund assets)                       CLASS I
===========================================================================
Investment Advisory Fees                                                .60%
---------------------------------------------------------------------------
Other Expenses                                                          .22%
---------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    .82%
---------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                             (.15%)
---------------------------------------------------------------------------
Net Expenses                                                            .67%
---------------------------------------------------------------------------


/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .67% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.

Examples
================================================================================
1 YEAR/1/      3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------
$      68      $   247     $   440     $  1,000
-----------------------------------------------
/1/ Without contractual fee waivers,1 Year expenses would be $84.


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

Fund Summary
------------
                              Small Cap Growth Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

What are the Fund's main investment strategies?

The Fund invests mainly in common stock, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small-capitalization companies. Generally, the Fund invests in small-cap companies with market capitalizations ranging from $100 million to $3 billion at the time of investment. For more information about the Small Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. The Fund's primary investment strategy is to invest in smaller, growth companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller, growth companies tend to be less liquid and more volatile than stocks of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
------------
                          Small Cap Growth Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/-Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

 1993    1994    1995    1996    1997    1998     1999    2000    2001    2002
 ----    ----    ----    ----    ----    ----     ----    ----    ----    ----
 7.85%  -7.73%  22.06%  15.70%  28.78%  -4.04%   26.57%   8.44%  -6.35%  -20.94%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 20.02%. The above-quoted performance data includes the performance of the Paragon Gulf South Growth Fund for the period before its consolidation with the One Group Small Cap Growth Fund on March 26, 1996. Historica1 performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. Prior class performance has not been adjusted to reflect differences in expenses between classes.

================================================================================
Best Quarter: 21.57%    3Q1997      Worst Quarter:     -22.13%   3Q1998
================================================================================

Fund Summary
------------
                          Small Cap Growth Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.



Average Annual Total Returns through December 31, 2OO2/1/
=============================================================================
                        INCEPTION                                 PERFORMANCE
 Class I                 DATE OF                                     SINCE
                          CLASS     1 YEAR   5 YEARS   10 YEARS      7/1/91
-----------------------------------------------------------------------------
                         3/26/96    -20.94%    -0.50%      5.84%         9.27%
-----------------------------------------------------------------------------
S&P SmallCap 600
Index/2/ (no deduction
for fees or expenses)               -14.63%     2.44%      9.71%        11.76%
-----------------------------------------------------------------------------
Russell 2000 Growth
Index/3/ (no deduction
for fees or expenses)               -30.26%    -6.59%      2.62%         4.59%
-----------------------------------------------------------------------------

/1/ The above-quoted performance data includes the performance of the Paragon Gulf South Growth fund for the period before its consolidation with the One Group Small Cap Growth Fund on March 26, 1996. Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. Prior class performance has not been adjusted to reflect differences in expenses between classes.
/2/ The S&P SmallCap 600 Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/ The Russell 2000 Growth Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The benchmark index for the Small Cap Growth Fund will change from the S&P SmallCap 600 Index to the Russell 2000 Growth Index effective January 1, 2004 in order to better represent the investment policies for comparison purposes.

Fund Summary
------------
                          Small Cap Growth Fund

Fees and Expenses
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
===========================================================================
(expenses that are deducted from Fund assets)                      CLASS I
===========================================================================
Investment Advisory Fees/1/                                             .74%
---------------------------------------------------------------------------
Other Expenses                                                          .30%
---------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   1.04%
---------------------------------------------------------------------------

/1/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".

Examples
================================================================================
1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------
$  106      $   331     $   574      $  1,271
-----------------------------------------------


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

One Group(R)
------------
                               Mid Cap Growth Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks growth of capital and secondarily, current income by investing primarily in equity securities.

What are the Fund's main investment strategies?

The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Fund typically invests in mid-cap companies with market capitalizations of $500 million to $10 billion at the time of investment. Typically, the Fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. Dividend return is not a primary factor in security selection. The Fund also invests in smaller companies in emerging growth industries. For more information about the Mid Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
------------
                           Mid Cap Growth Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.



Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

 1993    1994    1995    1996    1997   1998    1999     2000    2001     2002
 ----    ----    ----    ----    ----   ----    ----     ----    ----     ----
12.37%  -3.72%  27.87%  20.29%  30.08%  37.54%  29.11%   5.90%  -10.72%  -20.19%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 16.79%

================================================================================
Best Quarter: 39.91% 4Q1998    Worst Quarter: -21.01% 3Q2001
================================================================================

Fund Summary
------------
                           Mid Cap Growth Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.


Average Annual Total Returns through December 31, 2002


=====================================================================================================
                                          INCEPTION                                       PERFORMANCE
                                        DATE OF CLASS    1 YEAR    5 YEARS    10 YEARS   SINCE 3/2/89
-----------------------------------------------------------------------------------------------------
Class I                                   3/2/89          -20.19%      6.00%     11.26%         13.21%
-----------------------------------------------------------------------------------------------------
S&P MidCap 400/BARRA Growth Index/1/
(no deduction for fees or expenses)                       -19.17%      7.11%     11.33%             *
-----------------------------------------------------------------------------------------------------
Russell Mid Cap Growth Index/2/
(no deduction for fees or expenses)                       -27.41%      -1.82%      6.71%         9.77%
-----------------------------------------------------------------------------------------------------

<F1>
/1/ The S&P MidCap 4OO/BARRA Growth Index is an unmanaged index generally representative of the performance of the highest price-to-book securities in the S&P MidCap 400 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
<F2>
/2/ The Russell Mid Cap Growth Index is an unmanaged index generally representative of the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The benchmark index for the Mid Cap Growth Fund will change from the S&P MidCap 4OO/BARRA Growth Index to the Russell Mid Cap Growth Index effective January 1, 2004 in order to better represent the investment policies for comparison purposes.
<F3>
*    Index did not exist

Fund Summary
------------

                           Mid Cap Growth Fund


Fees and Expenses
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)                          CLASS I
==============================================================================
Investment Advisory Fees/1/                                                .73%
------------------------------------------------------------------------------
Other Expenses                                                             .33%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      1.06%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                                (.07%)
------------------------------------------------------------------------------
Net Expenses                                                               .99%
------------------------------------------------------------------------------

/1/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".

/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .99% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.

Examples
===========================================


1 YEAR/1/    3 YEARS     5 YEARS   10 YEARS
-------------------------------------------
$    101     $   330     $   578   $  1,288
-------------------------------------------

/1/ Without contractual fee waivers, 1 Year expenses would be $108.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

ONE GROUP(R)
-----------

                               Mid Cap Value Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

What are the Fund's main investment strategies?

The Fund invests mainly in equity securities of companies with below-market average price-to-earnings and price-to-book value ratios and with market capitalizations of $500 million to $10 billion at the time of investment. In choosing investments, the Fund considers the issuer's soundness and earnings prospects on a long-term basis. In seeking to achieve the objective of capital appreciation, Banc One Investment Advisors uses a value-oriented approach. Companies are mainly selected based upon such valuation characteristics as price-to-earnings, price-to-book, and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies based on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and the company's business model. As a secondary consideration, Banc One Investment Advisors looks for companies that have the potential to increase their dividends over time. Banc One Investment Advisors also gives some consideration to a value company's opportunity for growth in earnings, book value and cash flow. Stocks are sold based on price considerations or when other stocks present better opportunities. For more information about the Mid Cap Value Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small

Fund Summary
------------

                            Mid Cap Value Fund

companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

 1993    1994    1995    1996   1997    1998   1999    2000     2001    2002
 -----   -----   -----   -----  -----   -----  -----   -----    -----   -----
 13.20%  -0.71%  26.03%  16.51% 35.10%  5.67%  -0.10%  28.39%   4.97%   -12.94%

/1/ For the period from January 1, 2003, through September 30,2003, the Fund's total return was 16.44%.

================================================================================
Best Quarter: 15.97%   4Q1998          Worst Quarter:   -17.70%    3Q2002
================================================================================

Fund Summary
------------

                            Mid Cap Value Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated com pa re to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002

=====================================================================================================
                                          INCEPTION                                       PERFORMANCE
                                        DATE OF CLASS    1 YEAR    5 YEARS    10 YEARS   SINCE 3/2/89
-----------------------------------------------------------------------------------------------------
Class I                                   3/2/89          -12.94%      4.37%     10.69%         10.58%
-----------------------------------------------------------------------------------------------------
S&P MidCap 400/BARRA Value Index/1/
(no deduction for fees or expenses)                       -10.10%      5.69%     12.33%             *
-----------------------------------------------------------------------------------------------------
Russell Mid Cap Value Index/2/
(no deduction for fees or expenses)                        -9.65%      2.95%     11.06%         11.73%
-----------------------------------------------------------------------------------------------------

<F1>
/1/ The S&P MidCap 4OO/BARRA Value Index is an unmanaged index generally representative of the performance of the lowest price-to-book securities in the S&P Mid Cap 400 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
<F2>
/2/ The Russell Mid Cap Value Index is an unmanaged index generally representative of the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The benchmark index for the Mid Cap Value Fund will change from the S&P MidCap 4OO/BARRA Value Index to the Russell Mid Cap Value Index effective January 1, 2004 in order to better represent the investment policies for comparison purposes.
<F3>
*    Index did not exist

Fund Summary
------------

                           Mid Cap Growth Fund

Fees and Expenses
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)                          CLASS I
==============================================================================
Investment Advisory Fees/1/                                                .74%
------------------------------------------------------------------------------
Other Expenses                                                             .26%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      1.00%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                                (.01%)
------------------------------------------------------------------------------
Net Expenses                                                               .99%
------------------------------------------------------------------------------

/1/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".

/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .99% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.

Examples
===========================================

1 YEAR/1/    3 YEARS     5 YEARS   10 YEARS
-------------------------------------------
$    101     $   317     $   551   $  1,224
-------------------------------------------

/1/ Without contractual fee waivers, 1 Year expenses would be $102.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

ONE GROUP(R)

                              Large Cap Growth Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

What are the Fund's main investment strategies?

The Fund invests mainly in equity securities of large, well-established companies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. Typically, the Fund invests in companies with a history of above-average growth or companies expected to enter periods of above-average growth. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-sales and price-to-cash flows as compared to their peers and their expected and historic growth rates. Stocks are sold based upon price considerations or when deteriorating fundamentals are expected to be long-term in nature. For more information about the Large Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
------------

                          Large Cap Growth Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

  1993   1994   1995     1996    1997   1998    1999     2000     2001    2002
  ----   ----   ----     ----    ----   ----    ----     ----     ----    ----
 13.95%  5.56%  27.04%  17.25%  32.84%  44.71%  27.81%  -24.01%  -20.32% -28.38%

/1/ For the period from January 1, 2003, through September 30,2003, the Fund's total return was 16.46%.


================================================================================
Best Quarter: 24.51%   4Q1998        Worst Quarter:  -19.74%    4Q2000
================================================================================


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002



======================================================================================================
                                          INCEPTION                                       PERFORMANCE
                                        DATE OF CLASS    1 YEAR    5 YEARS    10 YEARS   SINCE 2/28/92
------------------------------------------------------------------------------------------------------
Class I                                  2/28/92         -28.38%     -4.31%       6.68%           6.76%
------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index/1/ (no                         -27.88%     -3.84%       6.71%           3.61%
deduction for fees or expenses)
------------------------------------------------------------------------------------------------------

<F1>
/1/ The Russell 1000 Growth Index is an unmanaged index representing the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

Fund Summary
------------

                          Large Cap Growth Fund


Fees and Expenses
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)                          CLASS I
==============================================================================
Investment Advisory Fees/1/                                                .73%
------------------------------------------------------------------------------
Other Expenses                                                             .40%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      1.13%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                                (.14%)
------------------------------------------------------------------------------
Net Expenses                                                               .99%
------------------------------------------------------------------------------

/1/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".

/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .99% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.



Examples
============================================

1 YEAR/1/    3 YEARS     5 YEARS    10 YEARS
--------------------------------------------
$     101    $   345     $   609    $  1,362
--------------------------------------------

/1/ Without contractual fee waivers, 1 Year expenses would be $115.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

ONE   GROUP(R)
--------------

Diversified Equity Fund

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

What is the goal of the Fund?
The Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

What are the Fund's main investment strategies?

The Fund invests mainly in common stocks of companies that have good fundamentals and reasonable valuations with the potential for continued earnings growth over time. The Fund uses a multi-style approach, meaning that it may invest across different capitalization levels targeting both value- and growth-oriented companies as well as blended companies which have both value and growth characteristics. For more information about the Diversified Equity Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
------------

Diversified Equity Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

1993    1994    1995    1996    1997    1998    1999     2000     2001    2002
----    ----    ----    ----    ----    ----    ----     ----     ----    ----
7.33%  -3.64%  27.54%  21.80%  34.84%  28.32%   13.78%  -4.16%   -11.03% -24.11%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 13.18%. The above-quoted performance data includes the performance of the Paragon Value Equity Income Fund for the period before its consolidation with the One Group Diversified Equity Fund on March 26,1996. Historical performance for Class I prior to its inception is based on the performance of Class A, the original class offered. Prior class performance has not been adjusted to reflect differences in expenses between classes.

================================================================================
Best Quarter: 21.47%    4Q1998      Worst Quarter:   -17.52%    3Q2002
================================================================================

Fund Summary
------------

Diversified Equity Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2OO2/1/


===========================================================================
                        INCEPTION                               PERFORMANCE
                         DATE OF                                   SINCE
                          CLASS     l YEAR   5 YEARS  10 YEARS   12/29/89
---------------------------------------------------------------------------
Class I                  3/26/96    -24.11%    -1.13%     7.42%        9.57%
---------------------------------------------------------------------------
S&P 500 Index/2/ (no
deduction for fees or
expenses)                           -22.10%    -0.59%     9.34%        9.68%
---------------------------------------------------------------------------
/1/ The above-quoted performance data includes the performance of th-e Paragon Value Equity Income Fund for the period before its consolidation with the One Group Diversified Equity Fund on March 26,1996. Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. Prior class performance has not been adjusted to reflect differences in expenses between classes.

/2/ The S&P 5OO Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Funds reflects the deduction of these expenses.

Fund Summary
------------

Diversified Equity Fund

Fees and Expenses
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
===============================================================================
(expenses that are deducted from Fund assets)                           CLASS I
===============================================================================
Investment Advisory Fees/1/                                                 .74%
-------------------------------------------------------------------------------
Other Expenses                                                              .25%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                        .99%
-------------------------------------------------------------------------------
/1/ The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds".


Examples
================================================================================

1 YEAR   3 YEARS  5 YEARS  10 YEARS
-----------------------------------
$   101  $   315  $   547  $  1,213
-----------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

ONE GROUP(R)
------------

Equity Index Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")./1/

/1/ "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

What are the Fund's main investment strategies?

The Fund invests mainly in stocks included in the S&P 500 Index. The Fund also may invest in stock index futures and other equity derivatives. Banc One Investment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund's expenses. For more information about the Equity Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Index Investing. The Fund attempts to track the performance of the S&P 500 Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
------------

Equity Index Fund

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
 9.37%   0.75%   37.07%  22.59%  33.00%  28.24%  20.54%  -9.28% -12.19% -22.28%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 14.40%.

================================================================================
Best Quarter: 21.26%    4Q1998     Worst Quarter:  -17.34%    3Q2OO2
================================================================================

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002

==============================================================================
                          INCEPTION                                 PERFORMANCE
                           DATE OF                                     SINCE
                           CLASS      l YEAR   5 YEARS   10 YEARS     7/02/91
------------------------------------------------------------------------------
Class I                    7/2/91     -22.28%    -0.87%      8.95%         9.56%
------------------------------------------------------------------------------
S&P 500 Index/1/ (no
deduction for fees or
expenses)                             -22.10%    -0.59%      9.34%        10.03%
------------------------------------------------------------------------------
                                             V
/1/ The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Funds reflects the deduction of these expenses.

Fund Summary
------------

Equity Index Fund

Fees and Expenses
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)                          CLASS I
================================================================================
Investment Advisory Fees                                                   .30%
------------------------------------------------------------------------------
Other Expenses                                                             .30%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       .60%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                                (.25%)
------------------------------------------------------------------------------
Net Expenses                                                               .35%
------------------------------------------------------------------------------

/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .35% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.


Examples
================================================================================
 1 YEAR/1/  3 YEARS  5 YEARS  10 YEARS
 -------------------------------------
 $   36     $   167  $   310  $   726
 -------------------------------------
 /1/ Without contractual fee waivers, 1 Year expenses would be $61.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

ONE GROUP(R)
------------

Market Expansion Index Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600") and the Standard & Poor's MidCap 400 Index ("S&P MidCap 4OO")./1/

/1/ "S&P SmallCap 600" and "S&P MidCap 400" are registered service marks of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

What are the Fund's main investment strategies?

The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indices. Because the Fund uses an enhanced index strategy, not all of the stocks in the indices are included in the Fund and the Fund's position in an individual stock may be overweighted or underweighted when compared to the indices. Nonetheless, the Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indices in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indices of at least 0.95, without taking into account the Fund's expenses. For more information about the Market Expansion Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Index Investing. The Fund attempts to track the performance of the S&P SmallCap 600 Index and the S&P MidCap 400 Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in

Fund Summary
------------

Market Expansion Index Fund

which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                   [CHART]
             1999            2000             2001          2002
             -----           -----            -----         -----
             11.56%          14.10%           1.64%         -14.73%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 20.40%. The above-quoted performance data includes the performance of the Pegasus Market Expenasion Index Fund before it consolidated with the One Group Market Expansion Index Fund on March
     22, 1999.

==============================================================================
Best Quarter: 17.95%    4Q2001      Worst Quarter:    -17.72%    3Q2002
==============================================================================

Fund Summary
------------

Market Expansion Index Fund

The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.


Average Annual Total Returns through December 31, 2OO2/1/
================================================================================
                                    INCEPTION                       PERFORMANCE
                                     DATE OF                           SINCE
                                     CLASS            l YEAR          7/31/98
--------------------------------------------------------------------------------
Class I                              7/31/98          -14.73%              4.45%
--------------------------------------------------------------------------------
S&P 1000 Index/2/ (no deduction
for fees or expenses)                                 -14.54%              5.46%
--------------------------------------------------------------------------------

/1/ The above-quoted performance data includes the performance of the Pegasus Market Expansion Index Fund before it consolidated with the One Group Market Expansion Index Fund on March 22, 1999.

/2/ The S&P 1000 Index is an unmanaged index generally representative of the performance of the small and mid-size companies in the U.S. stock market. The S&P 1000 Index is a combination of the S&P MidCap 400 Index and tine S&P SmallCap 600 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

Fund Summary
------------

                          Market Expansion Index Fund


Fees and Expenses
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
==============================================================================
(expenses that are deducted from Fund assets)                          CLASS I
==============================================================================
Investment Advisory Fees                                                   .35%
------------------------------------------------------------------------------
Other Expenses                                                             .47%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       .82%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/                                (.25%)
------------------------------------------------------------------------------
Net Expenses                                                               .57%
------------------------------------------------------------------------------



/1/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .57% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.



Examples
=======================================================
1 YEAR/1/      3 YEARS         5 YEARS         10 YEARS
-------------------------------------------------------
$   58         $   237         $   430         $    990
-------------------------------------------------------
/1/ Without contractual fee waivers, 1 Year expenses would be $84.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

ONE GROUP(R)
------------

                         Investor Growth & Income Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of One Group mutual funds that invest primarily in equity securities.

What are the Fund's main investment strategies?

One Group Investor Growth & Income Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a growth and income fund, the majority of the Fund's assets will be invested in One Group equity and bond funds, although a portion of its assets also will be invested in One Group money market funds. The Fund's investment are diversified by its investment in the underlying mutual funds that invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


Who should invest in the Fund?
Shares are available for long-term investors, including tax-advantaged retirement accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Investments in Mutual Funds. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying One

Fund Summary
------------


                         Investor Growth & Income Fund


Group equity fund goes down, the value of your investment in the One Group Investor Growth & Income Fund will be affected.

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the One Group Investor Growth & Income Fund will change as the value of investments of the underlying One Group funds increases and decreases.

Index Funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in an index change, you can expect a greater risk of loss than may be the case if a fund were not fully invested in such securities.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please

Fund Summary
------------


                         Investor Growth & Income Fund


remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                     [CHART]

  1997       1998       1999        2000        2001        2002
  ----       ----       ----        ----        ----        ----
  20.87%    19.10%      12.06%      1.55%      -5.48%     -13.53%

/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 13.88%.


================================================================================
Best Quarter: 14.92%     4Q1998     Worst Quarter:   -12.00%    3Q2002
================================================================================


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.



Average Annual Total Returns through December 31, 2002

============================================================================
                                INCEPTION                     PERFORMANCE
                              DATE OF CLASS  l YEAR  5 YEARS  SINCE 12/10/96
----------------------------------------------------------------------------
Class I                         12/10/96     -13.53%    2.07%           4.86%
----------------------------------------------------------------------------
S&P SuperComposite 1500
 Index/1/
(no deduction for fees or
 expenses)                                   -21.31%   -0.12%           4.40%
----------------------------------------------------------------------------
Lipper Mix/2/                                -12.17%    2.49%           4.81%
----------------------------------------------------------------------------

/1/ The S&P Super Composite 1500 Index is an unmanaged index generally representative of large and small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, tine performance of the Fund reflects the deduction of these expenses.


/2/ The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (60%), the Lipper International Index (10%), and the Lipper Intermediate U.S. Government Index (30%). The Lipper Mix percentages have changed from those used in the November 1, 2002 prospectus to better represent the Fund's current investments.

Fund Summary
------------


                         Investor Growth & Income Fund


Fees and Expenses
================================================================================

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)                           CLASS I
================================================================================
Investment Advisory Fees                                                    .05%
-------------------------------------------------------------------------------
Other Expenses                                                              .20%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses/1/                                     .25%
-------------------------------------------------------------------------------

/1/ The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.09% for Class I shares.

Examples
=======================================================
1 YEAR         3 YEARS         5 YEARS         10 YEARS
-------------------------------------------------------
$   26         $    80         $   141         $    318
-------------------------------------------------------

The examples are intended to help you compare the cost of investing in the fund with the Cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

ONE GROUP(R)
------------

                        Investor Conservative Growth Fund

Fund Summary: Investments, Risk & Performance

What is the goal of the Fund?
The Fund seeks income and capital appreciation by investing primarily in a diversified group of One Group mutual funds that invest primarily in fixed income and equity securities.

What are the Fund's main investment strategies?

One Group Investor Conservative Growth Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a conservative growth fund, the majority of the Fund's assets will be invested in One Group bond funds, although a portion of its assets also will be invested in One Group equity and money market funds. The Fund's investments are diversified by its investment in the underlying mutual funds that invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


Who should invest in the Fund?
Shares are available for long-term investors, including tax-advantaged retirement accounts. The Fund should not be used for short-term trading purposes.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Investments in Mutual Funds. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risks," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying One

FUND SUMMARY
------------


                       Investor Conservative Growth Fund


Group equity fund goes down, the value of your investment in the One Group Investor Conservative Growth Fund will be affected.

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in One Group Investor Conservative Growth Fund will change as the value of investments of the underlying One Group funds increases and decreases.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.


Bar Chart (per calendar year)/1/ -- Class I Shares
================================================================================
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

       1997       1998       1999        2000        2001        2002
       -----      -----      -----       -----       -----       -----
       12.50%     11.71%     4.51%       5.35%       1.42%       -2.04%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 8.03%.


--------------------------------------------------------------------------------
Best Quarter: 6.21%    2Q1997         Worst Quarter: -3.29%    3Q2002
--------------------------------------------------------------------------------

Fund Summary
------------


                       Investor Conservative Growth Fund


The Average Annual Total Returns Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.


Average Annual Total Returns through December 31, 2002



============================================================================
                                INCEPTION                      PERFORMANCE
                              DATE OF CLASS  l YEAR  5 YEARS  SINCE 12/10/96
----------------------------------------------------------------------------
Class 1                          12/10/96     -2.04%    4.09%           5.32%
----------------------------------------------------------------------------
Lehman Brothers Intermediate
 Aggregate Bond  Index/1/
(no deduction for fees or
 expenses)                                     9.49%    7.47%           7.43%
----------------------------------------------------------------------------
Lipper Mix/2/                                  0.27%    5.30%           5.71%
----------------------------------------------------------------------------


/1/ The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.


/2/ The Upper Mix consists of the average monthly returns of the Lipper 1000 Index (25%), the Lipper International Index (5%), and the Lipper Intermediate U.S. Government Index (70%). The Lipper Mix percentages have changed from those used in the November 1, 2002 prospectus to better represent the Fund's current investments.

Fund Summary
------------


                       Investor Conservative Growth Fund


Fees and Expenses
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)                           CLASS I
================================================================================
Investment Advisory Fees                                                    .05%
-------------------------------------------------------------------------------
Other Expenses                                                              .19%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses/1/                                     .24%
-------------------------------------------------------------------------------


/1/ The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be .96% for Class I shares.



Examples
=======================================================
1 YEAR         3 YEARS         5 YEARS         10 YEARS
-------------------------------------------------------
$   25         $    77         $   135         $    306
-------------------------------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

More About the Funds



Each of the 12 Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


Principal Investment Strategies


This prospectus describes 12 mutual funds with a variety of investment objectives.


..    One Group Prime Money Market Fund is designed to produce high current income consistent with liquidity or capital preservation and stability of principal.

..    One Group Bond Fund is designed to maximize total return. Banc One
     Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. The Fund attempts to enhance total return by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends.

..    One Group Income Bond Fund is designed to produce a high level of current income. In selecting securities for the Fund, Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors picks individual securities after performing a risk/reward analysis that includes an evaluation of structural risks and credit trends.


..    One Group Small Cap Growth Fund, the Mid Cap Growth Fund, the Mid Cap Value
     Fund, the Large Cap Growth Fund, the Diversified Equity Fund, the Equity Index Fund and the Market Expansion Index Fund are designed for a variety of objectives, including capital appreciation and current income.



..    One Group Investor Growth & Income Fund and the Investor Conservative
     Growth Fund are designed to provide diversification across the three major asset classes: stocks, bonds and cash or cash equivalents. Diversification is achieved by investing in other One Group mutual funds. A brief description of these underlying One Group funds can be found in Appendix A. The Funds attempt to take advantage of the most attractive types of stocks and bonds by shifting their asset allocation to favor mutual funds that focus on the most promising securities.


The principal investment strategies that are used to meet each Fund's investment objective also are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They also are described below. There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

                  FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

ONE GROUP PRIME MONEY MARKET FUND.


..    The Fund invests only in U.S. dollar denominated securities.


..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    The Fund invests exclusively in money market instruments. These include:

     1.   corporate notes;

     2.   commercial paper;

     3.   funding agreements;

     4.   certificates of deposit; and

     5.   bank obligations.

..    Under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount appears to be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

..    The Fund may lend its securities.

ONE GROUP BOND FUND. The Fund invests in all types of debt securities rated as investment grade, (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), as well as preferred stock and loan participations. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. Generally, such bonds will have intermediate to long maturities.

..    The Fund also may purchase taxable or tax-exempt municipal securities.

..    The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

..    The Fund's average weighted maturity will ordinarily range between four and twelve years, although the Fund may shorten its weighted average maturity if deemed appropriate for temporary defensive purposes.

ONE GROUP INCOME BOND FUND. The Fund invests in all types of debt securities rated as investment grade or below investment grade, as well as preferred stock and loan participations.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

..    The Fund invests at least 70% of its total assets in all types of debt securities rated as investment grade at the time of investment or, if unrated, determined to be of comparable quality by Banc One Investment Advisors. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

..    Up to 30% of the Fund's total assets may be invested in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade or, if unrated, determined by Banc One High Yield Partners, the Fund's sub-advisor, to be of comparable quality.


..    The Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category.



..    Up to 25% of the Fund's net assets may be invested in debt securities issued or guaranteed by foreign governments or their agencies and instrumentalities and debt securities issued by foreign corporations and supranational banks.


..    The Fund also may purchase taxable or tax-exempt municipal securities.

..    The Fund's average weighted maturity will ordinarily range between five and twenty years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

             WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The terms "Intermediate" and "Short-Term" in a Fund's name refer to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund's portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.


ONE GROUP SMALL CAP GROWTH FUND. The Fund may invest in common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small-capitalization companies. Small-capitalization companies are defined as companies with market capitalizations ranging from $100 million to $3 billion at the time of investment. The Fund may occasionally hold securities of companies with large capitalizations if doing so contributes to the Fund's investment objective.

..    Under normal circumstances, at least 80% of the Fund's assets will be invested in the securities of small-capitalization companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    Although the Fund may invest up to 20% of its total assets in U.S.
     government securities, other investment grade fixed income securities, and cash and cash equivalents, the Fund's main investment strategy is to invest in equity securities of small-capitalization companies.

ONE GROUP MID CAP GROWTH FUND. The Fund invests in securities of mid-cap companies that have the potential to produce above-average earnings growth per share over a one- to three-year period. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment.

..    Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    A portion of the Fund's assets may be held in cash equivalents.


ONE GROUP MID CAP VALUE FUND. The Fund invests mainly in equity securities of mid-cap companies with below-market average price-to-earnings and price-to-book value ratios. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment.


..    Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of mid-cap companies, including common stock and debt securities and preferred stocks both of which are convertible into common stocks. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    A portion of the Fund's assets may be held in cash equivalents.

ONE GROUP LARGE CAP GROWTH FUND. The Fund invests mainly in equity securities of large, well-established companies, including common stocks, and debt securities and preferred stocks which are convertible to common stocks. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.

..    Under normal circumstances, at least 80% of the Fund's assets will be invested in the equity securities of large, well-established companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

ONE GROUP DIVERSIFIED EQUITY FUND. The Fund invests mainly in common stocks of companies that have the potential for continued earnings growth with strong fundamentals and a reasonable value.

..    Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

..    Although the Fund may invest up to 20% of the Fund's total assets in U.S.
     government securities, other investment grade fixed income securities, and cash and cash equivalents, the Fund's main investment strategy is to invest in equity securities.

ONE GROUP EQUITY INDEX FUND. The Fund invests in stocks included in the S&P 5OO Index. (The Fund also invests in stock index futures and other equity derivatives.) The Fund may hold up to 10% of its total assets in cash or cash equivalents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of the 10% limitation.)


..    The percentage of stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index.

..    Banc One Investment Advisors generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock.

..    The Fund attempts to achieve a correlation between the performance of the
     Fund and that of the S&P 500 Index of at least 0.95, without taking into account Fund expenses. Perfect correlation would be 1.00.

ONE GROUP MARKET EXPANSION INDEX FUND. The Fund invests in stocks included in the S&P SmallCap 600 Index and S&P MidCap 400 Index.

..    The Fund also may invest up to 10% of its net assets in foreign securities, including Depositary Receipts.

..    Up to 10% of the Fund's total assets may be held in cash and cash equivalents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of the 10% limitation.)

ONE GROUP INVESTOR GROWTH & INCOME FUND. The Fund is diversified between stocks and bonds, with an emphasis on stocks.

1. From 60% to 80% of the Fund's total assets are invested in One Group equity funds.

2.   From 20% to 40% of its total assets are invested in One Group bond funds.

3. Up to 10% of its total assets are invested in a One Group money market fund.

     . The Fund is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:

===============================================================================
                                                                     PERCENTAGE
                                                                       OF FUND
       FUND NAME                                                      HOLDINGS

Prime Money Market Fund                                                    0-10%
-------------------------------------------------------------------------------
Short-Term Bond Fund                                                       0-30%
-------------------------------------------------------------------------------
Intermediate Bond Fund                                                     0-30%
-------------------------------------------------------------------------------
Income Bond Fund                                                           0-30%
-------------------------------------------------------------------------------
Bond Fund                                                                  0-30%
-------------------------------------------------------------------------------
High Yield Bond Fund                                                       0-30%
-------------------------------------------------------------------------------
Government Bond Fund                                                       0-30%
-------------------------------------------------------------------------------
Ultra Short-Term Bond Fund                                                 0-30%
-------------------------------------------------------------------------------
Market Neutral Fund                                                        0-10%
-------------------------------------------------------------------------------
Mid Cap Value Fund                                                         0-40%
-------------------------------------------------------------------------------
Mid Cap Growth Fund                                                        0-40%
-------------------------------------------------------------------------------
Market Expansion Index Fund                                                0-40%
-------------------------------------------------------------------------------
International Equity Index Fund                                            0-40%
-------------------------------------------------------------------------------
Diversified International Fund                                             0-40%
-------------------------------------------------------------------------------
Large Cap Growth Fund                                                      0-50%
-------------------------------------------------------------------------------
Large Cap Value Fund                                                       0-60%
-------------------------------------------------------------------------------
Diversified Mid Cap Fund                                                   0-40%
-------------------------------------------------------------------------------
Diversified Equity Fund                                                    0-60%
-------------------------------------------------------------------------------
Small Cap Growth Fund                                                      0-40%
-------------------------------------------------------------------------------
Small Cap Value Fund                                                       0-40%
-------------------------------------------------------------------------------
Equity Income Fund                                                         0-60%
-------------------------------------------------------------------------------
Equity Index Fund                                                          0-60%
-------------------------------------------------------------------------------
Real Estate Fund                                                           0-10%


     .    The Fund also may hold cash and cash equivalents.

ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND. The Fund is diversified between stocks and bonds, with an emphasis on bonds.

1. From 20% to 40% of the Fund's total assets are invested in One Group equity funds.

2.   From 60% to 80% of its total assets are invested in One Group bond funds.

3. Up to 10% of its total assets are invested in a One Group money market fund.

     . The Fund is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:


===============================================================================
                                                                     PERCENTAGE
                                                                       OF FUND
       FUND NAME                                                      HOLDINGS

Prime Money Market Fund                                                    0-10%
-------------------------------------------------------------------------------
Short-Term Bond Fund                                                       0-70%
-------------------------------------------------------------------------------
Intermediate Bond Fund                                                     0-70%
-------------------------------------------------------------------------------
Income Bond Fund                                                           0-70%
-------------------------------------------------------------------------------
Bond Fund                                                                  0-70%
-------------------------------------------------------------------------------
High Yield Bond Fund                                                       0-15%
-------------------------------------------------------------------------------
Government Bond Fund                                                       0-70%
-------------------------------------------------------------------------------
Ultra Short-Term Bond Fund                                                 0-70%
-------------------------------------------------------------------------------
Market Neutral Fund                                                        0-10%
-------------------------------------------------------------------------------
Mid Cap Value Fund                                                         0-20%
-------------------------------------------------------------------------------
Mid Cap Growth Fund                                                        0-20%
-------------------------------------------------------------------------------
Market Expansion Index Fund                                                0-20%
-------------------------------------------------------------------------------
International Equity Index Fund                                            0-20%
-------------------------------------------------------------------------------
Diversified International Fund                                             0-20%
-------------------------------------------------------------------------------
Large Cap Growth Fund                                                      0-20%
-------------------------------------------------------------------------------
Large Cap Value Fund                                                       0-20%
-------------------------------------------------------------------------------
Diversified Mid Cap Fund                                                   0-20%
-------------------------------------------------------------------------------
Diversified Equity Fund                                                    0-20%
-------------------------------------------------------------------------------
Small Cap Growth Fund                                                      0-20%
-------------------------------------------------------------------------------
Small Cap Value Fund                                                       0-20%
-------------------------------------------------------------------------------
Equity Income Fund                                                         0-20%
-------------------------------------------------------------------------------
Equity Index Fund                                                          0-20%
-------------------------------------------------------------------------------
Real Estate Fund                                                           0-10%
-------------------------------------------------------------------------------


     .    The Fund also may hold cash and cash equivalents.

INVESTMENT RISKS


The main risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.



NET ASSET VALUE. There is no assurance that the Prime Money Market Fund will meet its investment objective or be able to maintain a net asset value of $1.00 per share on a continuous basis.


FIXED INCOME SECURITIES. Investments by the Prime Money Market Fund, the Bond Fund and the Income Bond Fund in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally decreases. On the other hand, if rates fall, the value of the investments generally increases. The value of the securities in the Bond Fund and the Income Bond Fund, and the value of your investment in the Bond Fund and the Income Bond Fund, will increase and decrease as the value of the Fund's investments increases and decreases.


DERIVATIVES. The Funds may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks.



                 WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.



LOWER INVESTMENT GRADE SECURITIES. The Bond Fund and the Income Bond Fund may purchase debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.



FOREIGN SECURITIES. The Income Bond Fund invests in foreign securities which involve risks different from investments in U.S. securities. These risks include the risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of the Fund that invests in foreign securities is expected to be volatile and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.



HIGH YIELD SECURITIES. The Income Bond Fund invests in high yield securities that are unrated or rated below investment grade (commonly known as "junk bonds"). These securities are considered to be high risk investments. You should not invest in the

Fund unless you are willing to assume the greater risk associated with high yield securities. These risks include the following:



..    Greater Risk of Loss. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities may be less creditworthy, highly indebted, financially distressed or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. If an issuer failed to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments. The Fund also may incur additional expenses in seeking recovery from the issuer.



..    Sensitivity to Interest Rate and Economic Changes. The income and market value of the Fund's securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund's investments and the Fund's net asset values may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. In 2000, 2001 and the default rate for high yield securities has significantly increased compared with prior periods. For the nine month period ending September 30, 2003, the default rate for high yield securities was 3.70%.



..    Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the Fund's investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for certain of the Fund's investments, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.



..    Liquidity.There may be no established secondary or public market for the
     Fund's investments. In addition, a major portion of an issue of lower-rated securities may be held by relatively few institutional purchasers at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely even where an issuer's financial condition is deteriorating.



..    High Yield Bond Market. Economic downturn, continued volatility in the capital markets or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.



..    Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, the Fund will not rely solely on ratings issued by established credit rating agencies, but will use such ratings in conjunction with Banc One

     Investment Advisors' or Banc One High Yield Partners' independent and ongoing review of credit quality. (Please see "Description of Ratings" in the Statement of Additional Information.) Because investments in lower rated or unrated securities involve greater investment risk, achievement of the Fund's investment objective will be more dependent on Banc One Investment Advisor's or Banc One High Yield Partners' credit analysis than would be the case if the Fund were investing in higher rated securities. The Fund may seek to hedge investments through transactions in options, futures contracts and related options. The Fund also may use swap agreements to further manage exposure to lower rated securities.



INVESTOR FUNDS' RISKS. The Investor Growth & Income Fund and the Investor Conservative Growth Fund invest in a variety of other One Group funds. The funds in which the Investor Funds invest are referred to in this prospectus as the "underlying funds." The main risks of investing in the Investor Funds are described above and in "Fund Summaries: Investments, Risk & Performance." Additional risks associated with investing in the underlying funds are described below.



JUNK BONDS. Two underlying funds, the One Group High Yield Bond Fund and the One Group Income Bond Fund, invest in debt securities that are considered to be speculative. These securities are issued by companies which are highly leveraged, less creditworthy or financially distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with default rising in periods of economic downturn. In 2000, 2001 and 2002, the default rate for high yield securities has significantly increased compared with prior periods. For the nine month period ending September 30, 2003, the default rate for high yield securities was 3.70%.



INTERNATIONAL FUNDS.Foreign securities are subject to special risks. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, higher transaction costs and delayed settlements of transactions. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Additionally, there may be less public information available about foreign issuers. Since the underlying funds may invest in securities denominated in foreign currencies, changes in exchange rates also may affect the value of investments in the underlying funds.



PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, underlying funds may have to reinvest in securities with lower yields. In addition, underlying funds may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


SMALLER COMPANIES. Investments by underlying funds in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller companies tend to be less liquid than securities of large companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their debt securities and/or stock price. This may cause unexpected and frequent decreases in the value of underlying funds investing in small companies, and may affect your investment in the Funds.


STRATEGY RISK. The main investment strategy of one of the underlying funds, the Market Neutral Fund, is to invest in common stocks considered to be attractive and to sell short stocks considered to be unattractive. This strategy may fail to produce the intended results. There is no guarantee that the use of long and short positions will succeed in limiting the fund's exposure to domestic stock market movements, capitalization, sector-swings or other risk factors. The strategy used by the Market Neutral Fund involves complex securities transactions that involve risks different than direct equity investments. As a result, the Fund is intended for investors who plan to invest for at least three years and are able and willing to assume the risks associated with this type of fund.



SECURITIES OF REAL ESTATE COMPANIES. Investments by one of the underlying funds, the Real Estate Fund, will be highly concentrated in the securities of companies in industries in the real estate sector. Although the Real Estate Fund does not invest in real estate directly, the Real Estate Fund is subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the Real Estate Fund's performance is closely tied to, and affected by, regulatory, business and economic developments that impact the value of real estate. The Real Estate Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Real Estate Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market.



For more information about risks associated with the types of investments that the Funds purchase, please read "Fund Summaries: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.


Portfolio Quality

Various rating organizations (like Standard & Poor's Corporation and Moody's Investors Service) assign ratings to debt securities. Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

The Funds only purchase securities that meet the rating criteria described below. Banc One Investment Advisors will look at a security's ratings at the time of investment. If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's investment advisor will consider such an event in determining whether the Fund should continue to hold the security.

THE PRIME MONEY MARKET FUND

..    The quality and maturity of money market funds are subject to SEC rules.
     Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversified money market fund's assets (although there is no limit on governmental securities).

THE BOND FUND, THE INCOME BOND FUND AND THE UNDERLYING FUNDS

..    Debt Securities

     1. One of the underlying funds, the Government Bond Fund, may invest in debt securities rated in any of the three highest investment grade rating categories.

     2.   The Bond Fund and three other underlying funds, the Ultra
          Short-Term Bond Fund, the Intermediate Bond Fund, and the Short-Term Bond Fund, may invest in debt securities rated in any of the four investment grade rating categories.


     3. The Income Bond Fund and one other underlying fund, the High Yield Bond Fund, may purchase securities in any rating category, although foreign debt securities purchased by the Income Bond Fund must be rated in one of the three highest rating categories. Please read "Fund
          Summaries: Investments, Risk & Performance" and "Junk Bonds" for more information about the Income Bond Fund and the High Yield Bond Fund.

..    Preferred Stock

     1. The Bond Fund and two other underlying funds, the Short-Term Bond Fund and the Intermediate Bond Fund may only invest in preferred stock rated in any of the four highest rating categories.

     2. The Income Bond Fund and one of the other underlying funds, the High Yield Bond Fund, may invest in preferred stock in any rating category.

..    Municipal Securities

     1. The Bond Fund and three other underlying funds, the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and the Intermediate Bond Fund, may only invest in municipal bonds rated in any of the four investment grade rating categories.

     2. The Bond Fund as well as two other underlying funds, the Ultra Short-Term Bond Fund and the Intermediate Bond Fund, may only invest in municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations which are rated in the highest or second highest rating categories. A third underlying fund, the Short-Term Bond Fund, may invest in such securities only if they are rated in the highest rating category.

     3. The Income Bond Fund and one other underlying fund, the High Yield Bond Fund may invest in municipal securities rated in any category.

..    Commercial Paper

     1. The Bond Fund, as well as three other underlying funds, the Intermediate Bond Fund, the Short-Term Bond Fund, and the Ultra Short-Term Bond Fund, may invest in commercial paper rated in the highest or second highest rating category.

     2. The Income Bond Fund, and one underlying fund, the High Yield Bond Fund, may invest in commercial paper rated in any category.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

Temporary Defensive Positions


To provide liquidity for the Investor Funds and to allow all of the Funds to respond to unusual market conditions, the Funds may invest all or a portion of their assets in cash and CASH EQUIVALENTS for temporary defensive purposes. The Equity Index Fund and the Market Expansion Index Fund may invest no more than 10% of their total assets in cash and cash equivalents. (Assets held in margin deposits are segregated accounts for futures contracts are not considered cash and cash equivalents for purposes of this 10% limitation.) These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.


                     WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.



While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.


Portfolio Turnover


The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year. Higher portfolio turnover rates will likely result in higher transaction costs to the Funds. The portfolio turnover rate for each Fund for the fiscal year ended June 30,2003 is shown on the Financial Highlights.

How to Do Business with One Group Mutual Funds

Purchasing Fund Shares

How much do shares cost?
..    Shares are sold at net asset value ("NAV").

..    NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

..    The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company) but before a Fund's NAV is calculated, that security may be valued by another method that the Funds believe accurately reflects fair value. The Prime Money Market Fund uses the amortized cost method in determining the value of its investments. Employing this method, the Prime Money Market Fund uses its best efforts to maintain its NAV at $1.00.

..    The Funds are open for business every day, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Prime Money Market Fund also is closed on Columbus Day and Veterans Day.

..    A Fund's NAV changes every business day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

..    It is the responsibility of the Bank One Corporation Savings and Investment
     Plan to send your purchase or redemption order to the Fund(s). Please contact the Bank One Corporation Savings and Investment Plan at 1-888-506-4O1Kfor information regarding cut-off times for purchase and redemption requests.

How  do I buy fund shares?

..    Please call 1-888-506-4O1K for information on participating in the Bank One
     Corporation Savings and Investment plan.

Redeeming Fund Shares

How do I redeem shares?

..    Please call 1-888-5o6-4O1K for information on changing your investment options.



..    The Funds do not authorize market timing and use their best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Funds.

Privacy Policy

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information
We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties
We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.

Each Fund, and each class of shares within each Fund, votes separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

Dividend Policies

Dividends
The Funds generally declare dividends quarterly. The Investor Conservative Growth Fund, the Bond Fund and the Income Bond Fund, however, generally declare dividends monthly, and the Prime Money Market Fund generally declares dividends on each business day. Dividends are distributed on the first business day of the next month after they are declared. The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of payment.

Dividend Reinvestment
You automatically will receive all income dividends and capital gains distributions in additional shares of the same Fund and class. The value of the shares distributed is the NAV determined immediately following the dividend record date.

Tax Treatment Of Shareholders

Taxation of Distribution

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31,2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.



Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. A Fund may produce taxable capital gains even if it does not have income to distribute and performance has been poor.



Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning on or before December 31, 2008.


Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

Shareholder Inquiries

If you have any questions or need additional information, please contact the Bank One Corporation Savings and Investment Plan at 1-888-506-4O1K.

Management of One Group Mutual Funds

The Advisor


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.

The Sub-Advisor


Banc One High Yield Partners, LLC (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211), is the sub-advisor to the Income Bond Fund. Banc One High Yield Partners was formed in June 1998 to provide investment advisory services related to high-yield, high-risk investments to the High Yield Bond Fund and other advisory clients. Banc One High Yield Partners is controlled by Banc One Investment Advisors and Pacholder Associates, Inc. As of June 30, 2003, Banc One High Yield Partners managed over $1.2 billion in assets.

Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:


===========================================================================
                                                             ANNUAL RATE AS
                                                             PERCENTAGE OF
                                                             AVERAGE DAILY
FUND                                                          NET ASSETS

One Group(R) Prime Money Market Fund                                    .32%
---------------------------------------------------------------------------
One Group(R) Bond Fund                                                  .38%
---------------------------------------------------------------------------
One Group(R) Income Bond Fund1                                          .42%
---------------------------------------------------------------------------
One Group(R) Small Cap Growth Fund                                      .74%
---------------------------------------------------------------------------
One Group(R) Mid Cap Growth Fund                                        .67%
---------------------------------------------------------------------------
One Group(R) Mid Cap Value Fund                                         .73%
---------------------------------------------------------------------------
One Group(R) Large Cap Growth Fund                                      .59%
---------------------------------------------------------------------------
One Group(R) Diversified Equity Fund                                    .73%
---------------------------------------------------------------------------
One Group(R) Equity Index Fund                                          .11%
---------------------------------------------------------------------------
One Group(R) Market Expansion Index Fund                                .09%
---------------------------------------------------------------------------
One Group(R) Investor Growth & Income Fund                              .05%
---------------------------------------------------------------------------
One Group(R) Investor Conservative Growth Fund                          .05%
---------------------------------------------------------------------------

/1/ Includes fees paid by Banc One Investment Advisors to Banc One High Yield Partners, the sub-advisor to the Income Bond Fund.


The Funds shown below have adopted investment advisory fee breakpoints. As a Fund's net assets increase above designated levels, the advisory fee rate applicable to that Fund decreases. Conversely, as net assets decrease below designated levels, the advisory fee rate increases. However, in no event will the advisory fee rate exceed .74% of a Fund's average daily net assets.


================================================================================
                                      FIRST    FOR THE    FOR THE    FOR
                                      $1.5      NEXT       NEXT     ASSETS
                                     BILLION    $500       $3.5      OVER
                                       IN      MILLION    BILLION    $5.5
FUND                                 ASSETS   IN ASSETS  IN ASSETS  BILLION

One Group(R) Small Cap Growth Fund       .74%       .70%       .65%     .60%
---------------------------------------------------------------------------
One Group(R) Mid Cap Growth Fund         .74%       .70%       .65%     .60%
---------------------------------------------------------------------------
One Group(R) Mid Cap Value Fund          .74%       .70%       .65%     .60%
---------------------------------------------------------------------------
One Group(R) Large Cap Growth Fund       .74%       .70%       .65%     .60%
---------------------------------------------------------------------------
One Group(R) Diversified Equity Fund     .74%       .70%       .65%     .60%

The Fund Managers


The Funds, other than the One Group Equity Index Fund and the One Group Market Expansion Index Fund, are managed by portfolio managers teamed with sector analysts. The teams meet regularly to discuss industry conditions and trends, individual securities, the market and the economy. The research analysts provide in-depth industry analysis and recommendations, while portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

Steve Salopek is the portfolio manager for the One Group Small Cap Growth Fund. Mr. Salopek assumed this role in 2003. From 1999 to 2003, Mr. Salopek was a member of the team managing the One Group Technology Fund. Prior to joining Banc One Investment Advisors in 1999, Mr. Salopek was a senior equity analyst and portfolio manager for Stein Roe & Farnham, Inc. in Chicago from 1996 to 1999.

Richard Jandrain, Chief Investment Strategist for Banc One Investment Advisors, is the portfolio manager for the One Group Mid Cap Growth Fund. Mr. Jandrain assumed both positions in 2003. From the founding of Banc One Investment Advisors in 1992 to 2003, Mr. Jandrain was the Chief Investment Officer (Equity Securities) for Banc One Investment Advisors.

Timothy Drake, CFA, is the portfolio manager for the One Group Mid Cap Value Fund. Prior to assuming this position in 2003, Mr. Drake was an analyst following companies in the consumer non-durables sector from 1992 to 2003. Prior to joining Banc One Investment Advisors in 1992, Mr. Drake was an equity research analyst at National City Bank in Cleveland.

Carol R. Miller, CFA, is the portfolio manager for the One Group Large Cap Growth Fund, as well as the leader of the Growth Team. In addition to the One Group Large Cap Growth Fund, the Growth Team is responsible for the One Group Mid Cap Growth Fund, the One Group Large Cap Growth Fund, the One Group Health Sciences Fund and the One Group Technology Fund. Prior to joining Banc One Investment Advisors 2003, Ms. Miller was a director of equity securities at Nationwide Insurance from 1999 to 2003. From 1993 to 1999 Ms. Miller was a senior portfolio manager at the State Teachers Retirement System of Ohio, where she managed mid cap and large cap portfolios.

Michael Weiner, CFA, is the portfolio manager for the One Group Diversified Equity Fund and the equity portion of the One Group Balanced Fund, and serves as leader of the Diversified Strategies Team. In addition to the One Group Diversified Equity Fund and the One Group Balanced Fund, the Diversified Strategies Team is responsible for the One Group Equity Income Fund. Mr. Weiner joined Banc One Investment Advisors in 1994 after serving as Director, U.S. Equities for DuPont Pension Fund Investments in Wilmington, Delaware from 1992 to 1994. Before joining DuPont, Mr. Weiner served as an equity analyst for NCNB.

Michael Weiner, CFA, is the portfolio manager for the equity portion of the One Group Balanced Fund and Scott Grimshaw, CFA, is the portfolio manager for the fixed income portion of the Fund. Mr. Grimshaw also is the portfolio manager for the One Group Treasury & Agency Fund. From 1994 to 2003, Mr. Grimshaw was a member of the team managing these Funds.

Douglas Swanson is the portfolio manager for the One Group Bond Fund, the One Group Intermediate Bond Fund, and the One Group Mortgage-Backed Securities Fund as well as the leader of the Taxable Bond Team. In addition to the One Group Bond Fund, the One Group Intermediate Bond Fund, and the One Group Mortgage-Backe Securities Fund, the Taxable Bond Team is responsible for the One Group Ultra Short-Term Bond Fund, the One Group Short-Term Bond Fund, the One Group Income Bond Fund, the One Group Government Bond Fund, the One Group Treasury & Agency Fund and the One Group High Yield Bond Fund. Prior to joining Banc One Investment Advisors in 1998, Mr. Swanson was a First Vice President of First Chicago NBD Corporation, where he was responsible for managing government and corporate securities. During the same time period, Mr. Swanson also managed several series of the Pegasus Funds.

Duane Huff manages the non-dollar denominated portfolio of the One Group Income Bond Fund, a position he assumed in 2001. From 1999 to 2001, Mr. Huff managed Banc One Investment Advisors' liquidity management unit. Prior to joining Banc One Investment Advisors in 1999 Mr. Huff was a First Vice President in taxable fixed income trading at First Chicago NBD Corporation. Mr. Huff joined First Chicago NBD Corporation in 1996.

Scott Grimshaw, CFA, is the portfolio manager for the One Group Treasury & Agency Fund and the fixed income portion of the One Group Balanced Fund. From 1994 to 2003, Mr. Grimshaw was a member of the team managing these Funds.

Mark Jackson, CFA, is the portfolio manager for the One Group Income Bond Fund. From 1998 to 2003, Mr. Jackson was a member of the team managing the One Group Income Bond Fund. Prior to joining Banc One Investment Advisors in 1998, Mr. Jackson was a First Vice President at First Chicago NBD Corporation and associate manager of the Pegasus Multi Sector Bond Fund. Before joining First Chicago NBD Corporation in 1996, Mr. Jackson served as a portfolio manager for Alexander Hamilton Life Insurance Company from 1993 to 1996.

Banc One High Yield Partners, LLC. William Morgan is the portfolio manager and leader of the team managing the High Yield Bond Fund and that portion of the Income Bond Fund sub-advised by Banc One High Yield Partners. Mr. Morgan has been the Vice President -Portfolio Manager of Banc One High Yield Partners since October 2000 and a member of the board of managers since the company's inception. Mr. Morgan has also served as the President and Director of Pacholder Associates, Inc., a registered investment adviser, for over 10 years.

Legal Proceedings

On September 3,2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation its affiliates, or their personnel.

As of October 15,2003 the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9,2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 2o(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     4. On September 10,2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn,

          Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10,2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward I Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10,2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     7. On September 17,2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One

          Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 2o(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group

          Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward I Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund.'One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One

          Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b)of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                     YEAR ENDED JUNE 30,
PRIME MONEY MARKET FUND                      -------------------------------------------------------------------
CLASS I                                         2003           2002         2001          2000          1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     1.000   $     1.000   $     1.000   $     1.000   $     1.000
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                           0.011         0.021         0.055         0.054         0.049
----------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                          (0.011)       (0.021)       (0.055)       (0.054)       (0.049)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $     1.000   $     1.000   $     1.000   $     1.000   $     1.000
================================================================================================================
Total Return                                        1.15%         2.14%         5.63%         5.51%         4.98%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)         $ 4,881,506   $ 5,325,870   $ 5,172,911   $ 6,224,509   $ 5,398,206
   Ratio of expenses to average net assets          0.52%         0.52%         0.52%         0.52%         0.50%
   Ratio of net investment income to
    average net assets                              1.14%         2.12%         5.54%         5.39%         4.79%
   Ratio of expenses to average net
    assets*                                         0.55%         0.55%         0.55%         0.55%         0.54%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

                                                                                                  SIX MONTHS
BOND FUND                                             YEAR ENDED JUNE 30,                           ENDED         YEAR ENDED
                                                                                                   JUNE 30,      DECEMBER 31,
                                  ----------------------------------------------------------                     ------------
CLASS I                               2003           2002           2001             2000           1999(A)          1998
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,BEGINNING OF
 PERIOD                           $      10.82   $      10.59   $       10.08   $      10.34    $       10.78    $      10.59
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                  0.64           0.69            0.67           0.65             0.35            0.65
   Net realized and unrealized
    gains (losses) from
    investments                           0.36           0.28            0.50          (0.26)           (0.44)           0.19
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment
 Activities                               1.00           0.97            1.17           0.39            (0.09)           0.84
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                 (0.63)         (0.71)          (0.66)         (0.65)           (0.35)          (0.65)
   Net realized gains(losses)
    on investments                       (0.01)         (0.03)             --             --               --             --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                      (0.64)         (0.74)          (0.66)         (0.65)           (0.35)          (0.65)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD    $      11.18   $      10.82   $       10.59   $      10.08     $      10.34    $      10.78
-----------------------------------------------------------------------------------------------------------------------------
Total Return                              9.51%          9.39%          11.85%          3.94%           (0.87)%(B)       8.17%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period
    (ooo)                         $  4,365,709   $  2,874,707   $   2,093,516   $  1,687,041     $  1,330,527      $  1,277,246
   Ratio of expenses to
    average net assets                    0.60%          0.60%           0.60%          0.60%            0.64%(c)       0.64%
   Ratio of net investment
    income to average net
    assets                                5.80%          6.35%           6.40%          6.44%            6.65%(c)       6.10%
   Ratio of expenses to
    average net assets*                   0.82%          0.83%           0.83%          0.83%            0.75%(c)       0.64%
   Portfolio turnover(D)                 22.93%         31.88%          20.58%         16.19%           10.89%         34.69%

<F1>

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as afund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the'Tegasus Bond Fund. (B) Not annualized. (C)Annualized. (D)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                                                    SIX MONTHS       YEAR ENDED
INCOME BOND FUND                                              YEAR ENDED JUNE 30,                      ENDED        DECEMBER 31,
                                       ---------------------------------------------------------     JUNE 30,       ------------
 CLASS I                                   2003           2002           2001           2000         1999(A)            1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $       7.81   $       7.75   $       7.51   $       7.68   $       8.10     $       8.01
--------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                       0.48           0.48           0.49           0.48           0.22             0.47
   Net realized and unrealized
    gains (losses) from investments            0.29           0.06           0.24          (0.17)         (0.35)            0.14
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities               0.77           0.54           0.73           0.31          (0.13)            0.61
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                      (0.48)         (0.48)         (0.49)         (0.48)         (0.23)           (0.47)
   Net realized gains (losses)
    on investments                               --             --             --             --          (0.06)           (0.05)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.48)         (0.48)         (0.49)         (0.48)         (0.29)           (0.52)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $       8.10   $       7.81   $       7.75   $       7.51   $       7.68     $       8.10
================================================================================================================================
Total Return                                  10.10%          7.08%         10.00%          4.19%    (1.68)%(B)             7.82%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)   $  1,276,529   $  1,312,171   $  1,336,566   $  1,317,128   $  1,328,702     $    385,672
   Ratio of expenses to average net
    assets                                     0.64%          0.64%          0.64%          0.62%          0.62%(c)         0.65%
   Ratio of net investment income
    to average net assets                      5.91%          6.09%          6.41%          6.35%          5.92%(c)         5.79%
   Ratio of expenses to average
    net assets*                                0.82%          0.81%          0.81%          0.81%          0.76%(c)         0.65%
   Portfolio turnover(D)                      16.42%         22.96%         18.18%         25.10%         20.55%           41.69%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22,1999 represent the Pegasus Multi Sector Bond Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SMALL CAP GROWTH FUND                                             YEAR ENDED JUNE 30,
                                       ------------------------------------------------------------------------
CLASS I                                    2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $       9.23   $      10.47   $      12.97   $      10.62   $      12.05
---------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)               (0.03)         (0.05)         (0.06)         (0.03)            --
   Net realized and unrealized gains
    (losses) from investments                 (0.33)         (1.19)         (1.05)          3.26          (0.24)
---------------------------------------------------------------------------------------------------------------
Total from Investment Activities              (0.36)         (1.24)         (1.11)          3.23          (0.24)
---------------------------------------------------------------------------------------------------------------
Distributions:
   Net realized gains (losses)
    on investments                               --             --          (1.39)         (0.88)         (1.19)
---------------------------------------------------------------------------------------------------------------
Total Distributions                              --             --          (1.39)         (0.88)         (1.19)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $       8.87   $       9.23   $      10.47   $      12.97   $      10.62
===============================================================================================================
Total Return                                  (3.90)%       (11.84)%        (9.00)%        32.26%         (0.72)%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)   $    447,634   $    376,910   $    274,544   $    253,626   $    130,974
   Ratio of expenses to average
    net assets                                 1.03%          1.05%          1.04%          1.05%          1.06%
   Ratio of net investment income to
    average net assets                        (0.45)%        (0.65)%        (0.59)%        (0.23)%         0.00%
   Ratio of expenses to average net
    assets*                                    1.04%          1.06%          1.05%          1.06%          1.09%
   Portfolio turnover(D)                      94.54%        119.33%        157.71%        163.03%        127.83%



MID CAP GROWTH FUND                                               YEAR ENDED JUNE 30,
                                       ------------------------------------------------------------------------
CLASS 1                                    2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $      18.70   $      22.13   $      29.73   $      25.32   $      22.51
---------------------------------------------------------------------------------------------------------------
Investment Activities:                        (0.06)         (0.11)         (0.15)         (0.10)         (0.07)
   Net investment income (loss)
   Net realized and unrealized gains
    (losses) from investments                  0.02          (3.25)         (3.13)          8.59           5.58
---------------------------------------------------------------------------------------------------------------
Total from Investment Activities              (0.04)         (3.36)         (3.28)          8.49           5.51
---------------------------------------------------------------------------------------------------------------
Distributions:
   Net realized gains                            --          (0.07)         (4.32)         (4.08)         (2.70)
---------------------------------------------------------------------------------------------------------------
Total Distributions                              --          (0.07)         (4.32)         (4.08)         (2.70)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $      18.66   $      18.70   $      22.13   $      29.73   $      25.32
===============================================================================================================
Total Return                                  (0.21)%       (15.20)%       (13.54)%        36.65%         28.39%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)   $  1,493,114   $  1,313,208   $  1,418,647   $  1,624,824   $  1,164,884
   Ratio of expenses to average net
    assets                                     0.99%          0.99%          0.99%          0.99%          0.99%
   Ratio of net investment income to
    average net assets                        (0.40)%        (0.57)%        (0.60)%        (0.38)%        (0.35)%
   Ratio of expenses to average net
    assets*                                    1.06%          1.07%          1.02%          0.99%          0.99%
   Portfolio turnover(D)                      70.87%         83.02%        127.02%        181.78%        141.46%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


MID CAP VALUE FUND                                                            YEAR ENDED JUNE 30,
                                                -----------------------------------------------------------------------------
CLASS I                                             2003           2002              2001             2000            1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      15.33    $       16.74    $       13.44    $      14.88    $     16.90
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income(loss)                          0.08             0.08             0.12            0.12           0.13
   Net realized and unrealized gains
    (losses) from investments                          (1.14)           (0.05)            3.98           (0.14)          0.24
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                       (1.06)            0.03             4.10           (0.02)          0.37
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                               (0.08)           (0.08)           (0.12)          (0.12)         (0.13)
   Net realized gains (losses) on investments          (0.71)           (1.36)           (0.68)          (1.30)         (2.26)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.79)           (1.44)           (0.80)          (1.42)         (2.39)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      13.48    $       15.33    $       16.74    $      13.44    $     14.88
=============================================================================================================================
Total Return                                           (6.48)%           0.24%           31.55%           0.38%          3.82%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $  1,269,438    $   1,237,701    $   1,180,092    $    963,410    $ 1,057,827
   Ratio of expenses to average net
    assets                                              0.99%            0.97%            0.96%           0.97%          0.95%
   Ratio of net investment income to
    average net assets                                  0.65%            0.57%            0.77%           0.93%          0.94%
   Ratio of expenses to average net
    assets*                                             1.00%            0.98%            0.97%           0.99%          0.96%
   Portfolio tumover(A)                                99.39%          101.29%          127.06%         110.43%        115.65%



LARGE CAP GROWTH FUND                                                         YEAR ENDED JUNE 30,
                                                -----------------------------------------------------------------------------
CLASS I                                             2003            2002             2001             2000            1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      12.33    $       17.12    $       26.68    $      26.15    $     22.71
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net  investment income(loss)                         0.01            (0.02)           (0.08)          (0.03)            --
   Net realized and unrealized gains
    (losses) from investments                           0.33            (4.77)           (8.58)           3.90           5.80
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        0.34            (4.79)           (8.66)           3.87           5.80
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net realized gains                                     --               --            (0.90)          (3.34)         (2.36)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       --               --            (0.90)          (3.34)         (2.36)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      12.67    $       12.33    $       17.12    $      26.68    $     26.15
=============================================================================================================================
Total Return                                            2.76%         (27.98)%          (33.56)%         15.30%         28.78%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $  1,453,774    $   1,540,526    $   2,059,004    $   3,118,107   $ 3,052,729
   Ratio of expenses to average net
    assets                                              0.99%            0.97%            0.93%           0.94%          0.96%
   Ratio of net investment income to
    average net assets                                  0.13%           (0.13)%          (0.38)%          0.12%          0.07%
   Ratio of expenses to average net
    assets*                                             1.13%            1.07%            1.00%           0.94%          0.96%
   Portfolio tumover(A)                                60.12%           69.07%           73.36%         123.21%         86.34%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Funds as a whole without distinguishing among the classes of shares issued.


DIVERSIFIED EQUITY FUND                                                       YEAR ENDED JUNE 30,
                                                -----------------------------------------------------------------------------
CLASS I                                             2003           2002              2001             2000            1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      10.46    $       12.95    $       15.05    $      15.19    $     13.51
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income(loss)                          0.07             0.05             0.03            0.03           0.05
   Net realized and unrealized gains
    (losses) from investments                          (0.20)           (2.45)           (1.86)           0.72           2.52
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                       (0.13)           (2.40)           (1.83)           0.75           2.57
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                               (0.07)           (0.05)           (0.03)          (0.02)         (0.05)
   Net realized gains                                     --            (0.04)           (0.24)          (0.87)         (0.84)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.07)           (0.09)           (0.27)          (0.89)         (0.89)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      10.26    $       10.46    $       12.95    $      15.05    $     15.19
=============================================================================================================================
Total Return                                           (1.12)%         (18.61)%         (12.37)%          5.23%         20.72%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $  1,579,667    $   1,528,790    $   1,742,023    $  1,895,968    $ 2,089,940
   Ratio of expenses to average net
    assets                                              0.98%            0.98%            0.95%           0.95%          0.95%
   Ratio of net investment income to
    average net assets                                  0.79%            0.46%            0.26%           0.20%          0.42%
   Ratio of expenses to average net
    assets*                                             0.99%            0.99%            0.96%           0.95%          0.95%
   Portfolio turnover(A)                               26.95%           14.29%           21.92%          37.98%         50.82%



EQUITY INDEX FUND                                                             YEAR ENDED JUNE 30,
                                                -----------------------------------------------------------------------------
CLASS I                                             2003            2002              2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      22.60    $       27.96    $       33.21    $      31.79    $     27.16
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net  investment income(loss)                         0.30             0.28             0.27            0.31           0.31
   Net realized and unrealized gains
    (losses) from investments                          (0.34)           (5.36)           (5.26)           1.86           5.54
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                       (0.04)           (5.08)           (4.99)           2.17           5.85
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                               (0.30)           (0.28)           (0.26)          (0.30)         (0.30)
   Net realized gains                                     --               --               --           (0.45)         (0.92)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.30)           (0.28)           (0.26)          (0.75)         (1.22)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      22.26    $       22.60    $       27.96    $      33.21    $     31.79
=============================================================================================================================
Total Return                                           (0.03)%         (18.24)%         (15.05)%          6.86%         22.50%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (ooo)            $  1,737,838    $   1,663,601    $   1,742,852    $  1,987,505    $ 1,855,947
   Ratio of expenses to average net
    assets                                              0.35%            0.35%            0.35%           0.35%          0.35%
   Ratio of net investment income to
    average net assets                                  1.46%            1.10%            0.89%           0.95%          1.14%
   Ratio of expenses to average net
    assets*                                             0.60%            0.60%            0.58%           0.57%          0.57%
   Portfolio turnover(A)                                6.74%            6.68%            9.72%           7.89%          5.37%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                                   SIX MONTHS        JULY 31,
MARKET EXPANSION                                                                                     ENDED           1998 TO
INDEX FUND                                                YEAR ENDED JUNE 30,                       JUNE 30,       DECEMBER 31,
CLASS I                                    2003           2002           2001          2000          1999(A)         1998(B)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $       8.60   $       8.82   $       9.07  $      10.63   $      10.52     $      10.00
-------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                0.03           0.04           0.06          0.07           0.03             0.03
   Net realized and unrealized gains
    (losses) from investments                 (0.25)         (0.19)          0.70          1.15           0.40             0.93
   Capital contributions from
    Investment Advisor                           --             --             --          0.02             --               --
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities              (0.22)         (0.15)          0.76          1.24           0.43             0.96
-------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                      (0.03)         (0.03)         (0.05)        (0.07)         (0.03)           (0.03)
   Net realized gains (losses)
    on investments                            (0.02)         (0.04)         (0.96)        (2.73)         (0.29)           (0.41)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.05)         (0.07)         (1.01)        (2.80)         (0.32)           (0.44)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $       8.33   $       8.60   $       8.82  $       9.07   $      10.63     $      10.52
===============================================================================================================================
Total Return                                  (2.46)%        (1.78)%         8.84%        14.30%          4.54%(C)         9.91%(C)
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)   $    113,512   $     42,115   $     31,337  $     28,699   $     28,871     $     27,483
   Ratio of expenses to average
    net assets                                 0.57%          0.57%          0.57%         0.57%          0.57%(D)         0.56%(D)
   Ratio of net investment income to
    average net assets                         0.59%          0.44%          0.61%         0.72%          0.68%(D)         0.75%(D)
   Ratio of expenses to average
    net assets*                                0.82%          0.90%          0.85%         0.95%          0.97%(D)         1.12%(D)
   Portfolio turnover(E)                      53.51%         73.63%         36.68%        64.29%         36.50%           20.18%




INVESTOR GROWTH & INCOME FUND                                     YEAR ENDED JUNE 30,
                                       ------------------------------------------------------------------------
CLASS I                                    2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $      10.73   $      12.21   $      13.84   $      13.29   $      12.57
---------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                0.20           0.27           0.42           0.43           0.35
   Net realized and unrealized
    gains (losses) from investments           (0.02)         (1.39)         (0.86)          0.63           1.32
---------------------------------------------------------------------------------------------------------------
Total from Investment Activities               0.18          (1.12)         (0.44)          1.06           1.67
---------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                      (0.20)         (0.27)         (0.40)         (0.42)         (0.48)
   Net realized gains (losses)
    on investments                               --          (0.09)         (0.79)         (0.09)         (0.47)
---------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.20)         (0.36)         (1.19)         (0.51)         (0.95)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $      10.71   $      10.73   $      12.21   $      13.84   $      13.29
===============================================================================================================
Total Return                                   1.87%         (9.23)%        (3.51)%         8.10%         14.11%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)   $    173,085   $    176,206   $    160,441   $    207,040   $    209,770
   Ratio of expenses to average
    net assets                                 0.25%          0.23%          0.20%          0.20%          0.20%
   Ratio of net investment income to
    average net assets                         2.00%          2.35%          3.18%          3.14%          3.70%
   Ratio of expenses to average
    net assets*                                0.25%          0.23%          0.24%          0.28%          0.27%
   Portfolio turnover(E)                      23.09%         24.96%          6.15%         21.50%         17.87%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the One Group Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Market Expansion Index Fund. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

INVESTOR CONSERVATIVE GROWTH FUND                                 YEAR ENDED JUNE 30,
                                       ------------------------------------------------------------------------
CLASS I                                    2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $      10.15   $      10.71   $      11.09   $      11.20   $      11.06
---------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income (loss)                0.38           0.43           0.52           0.52           0.47
   Net realized and unrealized
    gains (losses) from investments            0.22          (0.52)         (0.11)         (0.03)          0.28
---------------------------------------------------------------------------------------------------------------
Total from Investment Activities               0.60          (0.09)          0.41           0.49           0.75
---------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                      (0.38)         (0.43)         (0.52)         (0.52)         (0.48)
   Net realized gains (losses)
    on investments                               --          (0.04)         (0.27)         (0.08)         (0.13)
---------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.38)         (0.47)         (0.79)         (0.60)         (0.61)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $      10.37   $      10.15   $      10.71   $      11.09   $      11.20
===============================================================================================================
Total Return                                   6.11%         (0.89)%         3.73%          4.52%          7.01%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)   $     57,536   $     57,251   $     58,396   $     52,294   $     37,131
   Ratio of expenses to average
    net assets                                 0.24%          0.23%          0.20%          0.20%          0.20%
   Ratio of net investment income
    to average net assets                      3.78%          4.13%          4.71%          4.66%          4.31%
   Ratio of expenses to average
    net assets*                                0.24%          0.23%          0.22%          0.30%          0.32%
   Portfolio turnover(A)                      11.05%          9.21%          7.82%         23.76%          9.73%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

APPENDIX A

INVESTMENT PRACTICES

The Funds and Investor Portfolios (as the underlying investments of the Investor Growth & Income Fund and the Investor Conservative Growth Fund) invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds and the Investor Portfolios, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


                                     FUND NAME     FUND CODE
------------------------------------------------------------
          One Group(R) Prime Money Market Fund         1
------------------------------------------------------------
                        One Group(R) Bond Fund         2
------------------------------------------------------------
                 One Group(R) Income Bond Fund         3
------------------------------------------------------------
            One Group(R) Small Cap Growth Fund         4
------------------------------------------------------------
              One Group(R) Mid Cap Growth Fund         5
------------------------------------------------------------
               One Group(R) Mid Cap Value Fund         6
------------------------------------------------------------
            One Group(R) Large Cap Growth Fund         7
------------------------------------------------------------
          One Group(R) Diversified Equity Fund         8
------------------------------------------------------------
                One Group(R) Equity Index Fund         9
------------------------------------------------------------
      One Group(R) Market Expansion Index Fund        10
------------------------------------------------------------
    One Group(R) Investor Growth & Income Fund        11
------------------------------------------------------------
One Group(R) Investor Conservative Growth Fund        12
------------------------------------------------------------



Instrument                                 Fund Code      Risk Type
--------------------------------------------------------------------------------
Adjustable Rate Mortgage Loans           2, 3, 11, 12     Prepayment
("ARMs"): Loans in a mortgage pool that                   Market
provide for a fixed initial mortgage                      Credit
interst rate for a specified period of                    Regulatory
time, after which the rate may be
subject to periodic adjustments.
--------------------------------------------------------------------------------
Asset-Backed Securities: Securities      1-3, 11, 12      Prepayment
secured by company receivables, home                      Market
equity loans, truck and auto loans,                       Credit
credit card receivables and other                         Regulatory
securities backed by other types of
receivables or other assets.
--------------------------------------------------------------------------------

Instrument                                            Fund Code    Risk Type
================================================================================
Bankers' Acceptances: Bills of exchange or time      1-12          Credit
drafts drawn on and accepted by a commercial bank.                 Liquidity
Maturities are generally six months or less.                       Market
--------------------------------------------------------------------------------
Call and Put Options: A call option gives the        2-12          Management
buyer the right to buy, and obligates the seller                   Liquidity
of the option to sell, a security at a specified                   Credit
price at a future date. A put option gives the                     Market
buyer the right to sell, and obligates the seller                  Leverage
of the option to buy, a security at a specified
price at a future date. The Funds will sell only
covered call and secured put options.
--------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments      1-12          Market
with a stated maturity.                                            Credit
                                                                   Liquidity
--------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term   1-12          Credit
promissory notes issued by corporations and other                  Liquidity
entities. Maturities generally vary from a few                     Market
days to nine months.
--------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.      4-9, 11, 12   Market
--------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock     2-12          Market
that can convert to common stock.                                  Credit
--------------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and       2-3, 7, 11,   Market
non-convertible debt securities.                     12            Credit
--------------------------------------------------------------------------------
Currency Futures and Related Options: A Fund may     3, 11, 12     Management
engage in transactions in financial futures and                    Liquidity
related options, which are generally described                     Credit
below. A Fund will enter into these transactions                   Market
in foreign currencies for hedging purposes only.                   Political
                                                                   Leverage
                                                                   Foreign
                                                                   Investment
--------------------------------------------------------------------------------
Demand Features: Securities that are subject to      1-3, 11, 12   Market
puts and standby commitments to purchase the                       Liquidity
securities at a fixed price (usually with accrued                  Management
interest) within a fixed period of time following
demand by a Fund.
--------------------------------------------------------------------------------

Instrument                                            Fund Code    Risk Type
================================================================================
Exchange-Traded Funds: Ownership in unit             4-12          Market
investment trusts, depositary receipts, and other
pooled investment vehicles that hold a portfolio
of securities or stocks designed to track the
price performance and dividend yield of a
particular broad based, sector or international
index. Exchange-traded funds or ETFs include a
wide range of investments such as iShares,
Standard and Poor's Depository Receipts ("SPDRs"),
and NASDAQ 100's. The Equity Index Fund invests
only in SPDRs and other ETFs that track the S&P
500.
--------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes     1,11,12       Market
which normally mature within a short period of                     Credit
time (e.g., one month) but which may be extended                   Liquidity
by the issuer for a maximum maturity of 13 months.
--------------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed      2, 3, 11, 12  Credit
rate mortgage loans or mortgage pools which bear                   Prepayment
simple interest at fixed annual rates and have                     Regulatory
short- to long-term final maturities.                              Market
--------------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign     1-12          Market
companies, as well as commercial paper of foreign                  Political
issuers and obligations of foreign banks, overseas                 Liquidity
branches of U.S. banks and supranational entities.                 Foreign
Includes American Depositary Receipts, Global                      Investment
Depositary Receipts, American Depositary
Securities and European Depositary Receipts.
--------------------------------------------------------------------------------
Forward Foreign Exchange Transactions: Contractual   3, 11-12      Management
agreement to purchase or sell one specified                        Liquidity
currency for another currency at a specified                       Credit Market
future date and price. Fund will enter into                        Political
forward foreign exchange transactions for hedging                  Leverage
purposes only.                                                     Foreign
                                                                   Investment
--------------------------------------------------------------------------------
Futures and Related Options: A contract providing    2-12          Management
for the future sale and purchase of a specified                    Market
amount of a specified security, class of                           Credit
securities, or an index at a specified time in the                 Liquidity
future and at a specified price.                                   Leverage
--------------------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate     2, 3, 11, 12  Market
debt instruments with interest rates that reset in                 Leverage
the opposite direction from the market rate of                     Credit
interest to which the inverse floater is indexed.
--------------------------------------------------------------------------------

Instrument                                            Fund Code    Risk Type
================================================================================
Investment Company Securities: Shares of other       1-12          Market
mutual funds, including One Group money market
funds and shares of other money market funds for
which Banc One Investment Advisors or its
affiliates serve as investment advisor or
administrator. Banc One Investment Advisors will
waive certain fees when investing in funds for
which it serves as investment advisor, to the
extent required by law.
--------------------------------------------------------------------------------
Loan Participations and Assignments:                 2, 3, 11, 12  Credit
Participations in, or assignments of all or a                      Political
portion of loans to corporations or to                             Liquidity
governments, including governments of the less                     Foreign
developed countries ("LDCs").                                      Investment
                                                                   Market
--------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations         1-3, 11, 12   Prepayment
secured by real estate loans and pools of loans.                   Market
These include collateralized mortgage obligations                  Credit
("CMOs"), and Real Estate Mortgage Investment                      Regulatory
Conduits ("REMICs").
--------------------------------------------------------------------------------
Mortgage Dollar Rolls: A transaction in which a      2, 3, 11, 12  Prepayment
Fund sells securities for delivery in a current                    Market
month and simultaneously contracts with the same                   Regulatory
party to repurchase similar but not identical
securities on a specified future date.
--------------------------------------------------------------------------------
Municipal Bonds: Securities issued by a state or     1-3, 11, 12   Market
political subdivision to obtain funds for various                  Credit
public purposes. Municipal bonds include private                   Political
activity bonds and industrial development bonds,                   Tax
as well as General Obligation Notes, Tax                           Regulatory
Anticipation Notes, Bond Anticipation Notes,
Revenue Anticipation Notes, Project Notes, other
short-term tax-exempt obligations, municipal
leases, obligations of municipal housing
authorities and single family revenue bonds.
--------------------------------------------------------------------------------
New Financial Products: New options and futures      2-12          Management
contracts and other financial products continue to                 Credit
be developed and the Funds may invest in such                      Market
options, contracts and products.                                   Liquidity
--------------------------------------------------------------------------------
Obligations of Supranational Agencies: Obligations   3, 11, 12     Credit
of supranational agencies which are chartered to                   Foreign
promote economic development and are supported by                  Investment
various governments and governmental agencies.
--------------------------------------------------------------------------------

Instrument                                            Fund Code    Risk Type
================================================================================
Participation Interests: Interests in municipal      1             Credit
securities, including municipal leases, from                       Tax
financial institutions such as commercial and                      Market
investment banks, savings and loan associations                    Investment
and insurance companies. These interests may take                  Risks
the form of participations, beneficial interests
in a trust, partnership interests or any other
form of indirect ownership that allows the Funds
to treat the income from the investment as exempt
from federal income tax.
--------------------------------------------------------------------------------
Preferred Stock: A class of stock that generally     2-12          Market
pays a dividend at a specified rate and has
preference over common stock in the payment of
dividends and in liquidation.
--------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled      2-12          Liquidity
investment vehicles which invest primarily in                      Management
income-producing real estate or real estate                        Market
related loans or interest.                                         Regulatory
                                                                   Tax
                                                                   Prepayment
--------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security    1-12          Credit
and the simultaneous commitment to return the                      Market
security to the seller at an agreed upon price on                  Liquidity
an agreed upon date. This is treated as a loan.
--------------------------------------------------------------------------------
Restricted Securities: Securities not registered     1-12          Liquidity
under the Securities Act of 1933, such as                          Market
privately placed commercial paper and Rule 144A
securities.
--------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a         1-12          Market
security and the simultaneous commitment to buy                    Leverage
the security back at an agreed upon price on an
agreed upon date. This is treated as a borrowing
by a Fund.
--------------------------------------------------------------------------------
Rights and Warrants: Securities, typically issued    3-5, 7-12     Market
with preferred stock or bonds, that give the                       Credit
holder the right to buy a proportionate amount of
common stock at a specified price.
--------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3%     1-12          Credit
of a Fund's total assets. In return the Fund will                  Market
receive cash, other securities, and/or letters of                  Leverage
credit as collateral.
--------------------------------------------------------------------------------

Instrument                                            Fund Code    Risk Type
================================================================================

Short-Term Funding Agreements: Agreements issued     1-3, 11, 12   Credit
by banks and highly rated U.S. insurance companies                 Liquidity
such as Guaranteed Investment Contracts ("GICs")                   Market
and Bank Investment Contracts ("BICs").
--------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative      2, 3, 11, 12  Prepayment
multi-class mortgage securities usually structured                 Market
with two classes of shares that receive different                  Credit
proportions of the interest and principal from a                   Regulatory
pool of mortgage backed obligations. These include
IOs and POs.
--------------------------------------------------------------------------------
Structured Instruments: Debt securities issued by    2-8, 11, 12   Market
agencies and instrumentalities of the U.S.                         Liquidity
government, banks, municipalities, corporations                    Management
and other businesses whose interest and/or                         Credit
principal payments are indexed to foreign currency                 Foreign
exchange rates, interest rates, or one or more                     Investment
other referenced indices.
--------------------------------------------------------------------------------
Swaps, Caps and Floors: A Fund may enter into        2-12          Management
these transactions to manage its exposure to                       Credit
changing interest rates and other factors. Swaps                   Liquidity
involve an exchange of obligations by two parties.                 Market
Caps and floors entitle a purchaser to a principal
amount from the seller of the cap or floor to the
extent that a specified index exceeds or falls
below a predetermined interest rate or amount.
--------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a   1-12          Liquidity
bank in exchange for the deposit of funds.                         Credit
                                                                   Market
--------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.              1-12          Market
--------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities        1-12          Market
issued by agencies and instrumentalities of the                    Credit
U.S. government. These include Fannie Mae and
Freddie Mac.
--------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds,      1-12          Market
STRIPS and CUBES.
--------------------------------------------------------------------------------
Variable and Floating Rate Instruments:              1-12          Credit
Obligations with interest rates which are reset                    Liquidity
daily, weekly, quarterly or some other period and                  Market
which may be payable to the Fund on demand.
--------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments:      1-12          Market
Purchase or contract to purchase securities at a                   Leverage
fixed price for delivery at a future date.                         Liquidity
                                                                   Credit
--------------------------------------------------------------------------------

Instrument                                            Fund Code    Risk Type
===============================================================================
Zero Coupon Debt Securities: Bonds and other debt    2, 3, 11, 12  Credit
that pay no interest, but are issued at a discount                 Market
from their value at maturity. When held to                         Zero Coupon
maturity, their entire return equals the
difference between their issue price and their
maturity value.
--------------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero coupon       2, 3, 11, 12  Credit
debt securities that convert on a specified date                   Market
to interest bearing debt securities.                               Zero Coupon
--------------------------------------------------------------------------------

Investment Risks


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.


.. Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

.. Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

.. Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

.. Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

.. Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates.

   A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

.. Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

.. Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.


.. Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


.. Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

.. Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

.. Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. This risk is similar to Credit Risk, which is described above.

Investment Practices of the Underlying Funds
The following is a brief description of the principal investment policies of each of the underlying funds.

One Group Prime Money Market Fund
One Group Prime Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will concentrate in the financial services industry, including asset-backed commercial paper programs. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940.

One Group Ultra Short-Term Bond Fund
One Group Ultra Short-Term Bond Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The Fund mainly invests in all types of investment grade debt securities (or unrated securities which One Investment Advisors determines to be of comparable quality), including mortgage-backed securities, asset-backed securities and money market instruments. As part of its main investment strategy, the Fund invests in adjustable rate mortgage pass-through securities and other securities representing an interest in or secured by mortgages with periodic interest rate resets. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical nature of the transaction.

One Group Short-Term Bond Fund
One Group Short-Term Bond Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities. The Fund mainly invests in investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality) with short to intermediate remaining maturities. These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

One Group Intermediate Bond Fund
One Group Intermediate Bond Fund seeks current income consistent with the preservation of capital through investments in high- and medium-grade fixed-income securities with intermediate maturities. The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which Banc

One Investment Advisors determines to be of comparable quality) including bonds, notes and U.S. government obligations with intermediate maturities. These include mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

One Group Bond Fund
One Group Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities. The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.


One Group Income Bond Fund
One Group Income Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities. The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by Banc One Investment Advisors). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e. junk bonds.) The Fund may not invest more than 30% of its total assets in these securities. The Fund also invests in mortgage-backed and asset-backed securities, and certain obligations and securities of foreign issuers. The Fund invests in securities with short to long maturities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.


One Group Government Bond Fund
One Group Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (e.g., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities. Banc One

Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Government Bond Fund spreads its holdings across various security types within the government market sector (e.g. U.S. government agency securities and agency mortgage-backed securities). Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction.


One Group High Yield Bond Fund
One Group High Yield Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or are unrated. Capital appreciation is a secondary objective. The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock, and loan participations. The Fund's investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund's investments.

One Group Small Cap Growth Fund
One Group Small Cap Growth Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies. The Fund invests mainly in common stock, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small-capitalization companies. Generally, the Fund invests in small-cap companies with market capitalizations ranging from $100 million to $3 billion at the time of investment.

One Group Small Cap Value Fund

One Group Small Cap Value Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies. The Fund invests mainly in equity securities of small domestic companies with market capitalizations of $100 million to $3 billion at the time of investment In reviewing investment opportunities, Banc One Investment Advisors uses a value-oriented approach. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-book, and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and recent transactions involving similar businesses. Stocks are sold based on price considerations or when they are no longer expected to appreciate in value.


One Group Mid Cap Growth Fund
One Group Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Fund typically invests in mid-cap companies with market capitalizations of $500 million to $10 billion at the time of investment. Typically, the Fund acquires shares of established companies with a history of above-average growth. Dividend return is not a primary factor in security selection. The Fund also invests in smaller companies in emerging growth industries.


One Group Mid Cap Value Fund

One Group Mid Cap Value Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. The Fund invests mainly in equity securities of companies with below-market average price-to-earnings and price-to-book value ratios and with market capitalizations of $500 million to $10 billion at the time of investment. In choosing investments, the Fund considers the issuer's soundness and earnings prospects on a long-term basis. In seeking to achieve the objective of capital appreciation, Banc One Investment Advisors uses a value-oriented approach. Companies are mainly selected based upon such valuation characteristics as price-to-earnings, price-to-book, and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies based on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and the company's business model. As a secondary consideration, Banc One Investment Advisors looks for companies that have the potential to increase their dividends over time. Banc One Investment Advisors also gives some consideration to a value company's opportunity for growth in earnings, book value and cash flow. Stocks are sold based on price considerations or when other stocks present better opportunities.


One Group Diversified Mid Cap Fund

One Group Diversified Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment. The Fund looks for companies of this size with strong potential, attractive valuation, growing market share and a sustainable competitive advantage. In choosing mid cap securities, the Fund invests in both value- and growth-oriented companies.



The One Group Market Expansion Index Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600") and the Standard & Poor's MidCap 400 Index ("S&P MidCap 400")./1/ The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indices. Because the Fund uses an enhanced index strategy, not all of the stocks in the indices are included in the Fund and the Fund's position in an individual stock may be overweighted or underweighted when compared to the indices. Nonetheless, the Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indices in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indices of at least 0.95, without taking into account the Fund's expenses. For more information about the Market Expansion Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


/1/ "S&P SmallCap 600" and "S&P MidCap 400" are registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

One Group Large Cap Growth Fund

One Group Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. The Fund invests mainly in equity securities of large, well-established companies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. Typically, the Fund invests in companies with a history of above-average growth or companies expected to enter periods of above-average growth. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-sales and price-to-cash flows as compared to their peers and their expected and historic growth rates. Stocks are sold based upon price considerations or when deteriorating fundamentals are expected to be long-term in nature.

One Group Large Cap Value Fund

One Group Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. The Fund invests mainly in equity securities of large companies with market capitalizations in excess of $4 billion at the time of investment. In reviewing investment opportunities, Banc One Investment Advisors uses a value-oriented approach. Companies are mainly selected based upon such valuation characteristics as price-to-earnings, price-to-book, and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates companies based on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and the company's business model. The Fund also may invest in the stock of companies which have "breakup values" well in excess of current market values or which have uniquely undervalued corporate assets. Banc One Investment Advisors also gives some consideration to a value company's opportunity for growth in earnings, book value and cash flow. Stocks are sold based on price considerations or when other stocks present better opportunities.


One Group Equity Income Fund

One Group Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. The Fund attempts to keep its dividend yield above the Standard & Poor's 500 Composite Price Index ("S&P 500 Index")/1/ by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. As part of its main investment strategy, the Fund may invest in convertible bonds and REITs. Because yield is the main consideration is selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and are, therefore selling below what Banc One Investment Advisors believes to be their long-term investment value.


/1/ "S&P 500" is a registered service mart: of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

One Group Diversified Equity Fund

One Group Diversified Equity Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income. The Fund invests mainly in common stocks of companies that have good fundamentals and reasonable valuations with the potential for continued earnings growth over time. The Fund uses a multi-style approach, meaning that it may invest across different capitalization levels targeting both value- and growth-oriented companies as well as blended companies which have both value and growth characteristics.


One Group Equity Index Fund
One Group Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index./1/ The Fund invests mainly in stocks included in the S&P 500 Index. The Fund also may invest in stock index futures and other equity derivatives. Banc One Investment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund's future expenses.


/1/ "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

One Group Market Neutral Fund

One Group Market Neutral Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance. The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that Banc One Investment Advisors considers to be attractive and 'short selling' stocks that Banc One Investment Advisors considers to be unattractive. Banc One Investment Advisors considers a company's fundamentals and valuation in determining whether a stock is attractive or unattractive and whether to invest in or short-sell a stock. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies. The Fund intends to maintain approximately equal value exposure in its long and short positions in order to offset the effects on its performance resulting from general domestic stock market movements or sector swings. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market.


One Group International Equity Index Fund
One Group International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI FAFF GDP Index./1/ The Fund invests mainly in foreign stocks included in the MSCI FAFF GDP Index. The Fund may also invest in stock index futures. Banc One Investment Advisors attempts to track the performance of the MSCI FAFF GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI FAFF GDP Index, without taking into account the Fund's expenses. As part of its investment strategy, the Fund may invest in securities of emerging international markets such as Mexico, Chile and Brazil. Banc One Investment Advisors selects securities of emerging markets that are included in the Morgan Stanley Emerging Market Free Index based on size, risk and ease of investing in the country's market (e.g. reasonable settlement procedures). Most of the Fund's assets will be denominated in foreign currencies.

/1/ "MSCI EAFE GDP Index" is a registered service mark of Morgan Stanley Capital International which does not sponsor and is in no way affiliated with the Fund.

One Group Diversified International Fund

One Group Diversified International Fund seeks long-term capital growth by investing primarily in equity securities of foreign issuers. The Fund invests mainly in the securities of companies located in Europe, Asia and Latin America. The Fund also will invest in other regions and countries that present attractive investment opportunities, including developing countries. In selecting a country for investment, Banc One Investment Advisors analyzes global economic, political and market conditions. In selecting individual securities, Banc One Investment Advisors emphasizes core holdings that are diversified by region, country, sector, capitalization and investment styles. Securities also are selected based upon such characteristics as relative price-to-earnings, dividend yield, and price momentum.


One Group Real Estate Fund

One Group Real Estate Fund seeks a high level of curent income and long-term capital appreciation primarily through investments in real estate securities. The Fund mainly invests in common stocks of real estate investment trusts ("REITs") and other real estate companies. The Fund also invests in other types of equity securities of real estate companies including rights, warrants, convertible securities and preferred stocks. The Fund does not invest in real estate directly. In selecting securities for the Fund, the Advisor looks for securities that it believes will provide shareholders with total returns which compare favorably with other mutual funds that invest primarily in real estate securities.

The prospectus is intended for use in connection with the Bank One Corporation Savings and Investment Plan. If you want more information about the Funds, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a disucssion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

How Can I Get More Information?
You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-888-506-4O1K or by writing the Bank One Corporation Savings and Investment Plan at:

     BANK ONE CORPORATION SAVINGS AND INVESTMENT PLAN
     MAIL CODE IL1-0002
     1 BANK ONE PLAZA
     CHICAGO, IL   60670-0002

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address:
publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


TOG-229(11/03)                                            [LOGO OF ONE GROUP]

                            STATE SPECIFIC MUNICIPAL
                               MONEY MARKET FUNDS

                          Prospectus - November 1, 2003

          Investing in high-quality, short-term securities for current income, stability of principal and liquidity

                                 CLASS A SHARES

                                                              Michigan Municipal
                                                              Money Market Fund

                                                              Ohio Municipal
                                                              Money Market Fund

This prospectus is to be used only by asset management account clients of Robert
W. Baird & Co.

The funds are series of One Group Mutual Funds. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                 [LOGO OF BAIRD]

TABLE OF CONTENTS


FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
     One Group Michigan Municipal Money Market Fund
     One Group Ohio Municipal Money Market Fund

MORE ABOUT THE FUNDS
     Principal Investment Strategies
     Investment Risks
     Portfolio Quality and Maturity
     Temporary Defensive Positions

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
     Purchasing Fund Shares
     Distribution and Servicing Expenses
     Redeeming Fund Shares

PRIVACY POLICY

SHAREHOLDER INFORMATION
     Voting Rights
     Dividend Policies
     Tax Treatment of Shareholders
     Shareholder Statements and Reports

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
     The Advisor

LEGAL PROCEEDINGS
FINANCIAL HIGHLIGHTS
APPENDIX A: INVESTMENT PRACTICES

ONE GROUP(R)

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Michigan Municipal Money Market Fund

What is the goal of the Fund?
The Fund seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

What are the Fund's main investment strategies?


The Fund invests in high-quality, short-term money market instruments. These include short-term municipal securities issued in Michigan, which provide tax-exempt income. The Fund also may invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Michigan Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?
Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?
Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS
Large Positions/Geographic Concentration. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Michigan municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Michigan issuances, certain factors particular to Michigan, including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives in Michigan, may have a disproportionately negative impact on the Fund's investments.

FUND SUMMARY


MICHIGAN MUNICIPAL MONEY MARKET FUND


Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (per calendar year)/1/,/2/ -- CLASS A SHARES

                              [CHART APPEARS HERE]

1993     1994    1995    1996    1997    1998    1999    2000    2001    2002
----     ----    ----    ----    ----    ----    ----    ----    ----    ----
1.83%    2.30%   3.32%   2.93%   3.00%   2.76%   2.61%   3.49%   2.10%   0.80%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.29%.


/2/ Performance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999.


--------------------------------------------------------------------------------
Best Quarter: 0.92% 4Q2000                      Worst Quarter: 0.19% 3Q2002
--------------------------------------------------------------------------------

ONE GROUP(R)

FUND SUMMARY


MICHIGAN MUNICIPAL MONEY MARKET FUND

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/


                 INCEPTION                                    PERFORMANCE
               DATE OF CLASS  1 YEAR   5 YEARS  10 YEARS     SINCE 1/31/91
--------------------------------------------------------------------------------
Class A           1/31/91       0.80%     2.35%     2.51%             2.60%
--------------------------------------------------------------------------------

/1/ Performance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999.

To obtain current yield information, call your Baird representative at 1-800-79-BAIRD. You also may obtain this information by visiting Baird's website at www.bairdonline.com.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
------------------------------------------------------------------------------
(fees paid directly from your investment)/1/                           CLASS A
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                       NONE
------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                   NONE
------------------------------------------------------------------------------
 (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                                         NONE
------------------------------------------------------------------------------
Exchange Fee                                                           NONE
------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                          CLASS A
------------------------------------------------------------------------------
Investment Advisory Fees                                                   .35%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                                 .25%
------------------------------------------------------------------------------
Other Expenses                                                             .22%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       .82%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                                (.08)%
------------------------------------------------------------------------------
Net Expenses                                                               .74%
------------------------------------------------------------------------------


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.


/2/ Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .74% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004.

FUND SUMMARY


MICHIGAN MUNICIPAL MONEY MARKET FUND


EXAMPLES


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                                           CLASS A
--------------------------------------------------
1 Year/1/                                  $    76
--------------------------------------------------
3 Years                                        254
--------------------------------------------------
5 Years                                        447
--------------------------------------------------
10 Years                                     1,006
--------------------------------------------------


/1/  Without contractual fee waivers, 1 Year expenses would be $84.

ONE GROUP(R)

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Ohio Municipal Money Market Fund

What is the goal of the Fund?
The Fund seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

What are the Fund's main investment strategies?


The Fund invests in high-quality, short-term money market instruments. These include short-term municipal securities issued in Ohio, which provide tax-exempt income. The Fund may also invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Ohio Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?
Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?
Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS
Large Positions/Geographically Concentrated. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Ohio municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Ohio issuances, certain factors particular to Ohio, including economic conditions, constitutional amendments, legislative and executive measures and voter initiatives in Ohio, may have a disproportionately negative impact on the Fund's investments.

FUND SUMMARY


OHIO MUNICIPAL MONEY MARKET FUND


Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1/ -- Class A Shares
--------------------------------------------------------------------------------

                              [CHART APPEARS HERE]

1994     1995      1996      1997     1998      1999      2000     2001    2002
----     ----      ----      ----     ----      ----      ----     ----    ----
2.35%    3.30%     2.88%     3.08%    2.88%     2.63%     3.47%    2.13%   0.78%


/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.29%.

--------------------------------------------------------------------------------
Best Quarter: 0.91% 2Q2000                      Worst Quarter: 0.18% 3Q2002
--------------------------------------------------------------------------------

ONE GROUP(R)

FUND SUMMARY


OHIO MUNICIPAL MONEY MARKET FUND

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002


                 INCEPTION                                       PERFORMANCE
               DATE OF CLASS      1 YEAR   5 YEARS   10 YEARS   SINCE 1/26/93
-----------------------------------------------------------------------------
Class A           1/26/93           0.78%     2.37%        NA            2.56%

To obtain current yield information, call your Baird representative at 1-800-79-BAIRD. You also may obtain this information by visiting Baird's website at www.bairdonline.com.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------
(fees paid directly from your investment)/1/                           CLASS A
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                       NONE
------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                   NONE
------------------------------------------------------------------------------
 (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                                         NONE
------------------------------------------------------------------------------
Exchange Fee                                                           NONE
------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                          CLASS A
------------------------------------------------------------------------------
Investment Advisory Fees                                                   .30%
------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                                 .25%
------------------------------------------------------------------------------
Other Expenses                                                             .20%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       .75%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                                (.03)%
------------------------------------------------------------------------------
Net Expenses                                                               .72%
------------------------------------------------------------------------------

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.


/2/ Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .72% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004.

FUND SUMMARY


OHIO MUNICIPAL MONEY MARKET FUND


EXAMPLES

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                         CLASS A
------------------------------------------------
1 Year/1/                                $    74
------------------------------------------------
3 Years                                      237
------------------------------------------------
5 Years                                      414
------------------------------------------------
10 Years                                     928
------------------------------------------------
/1/  Without contractual fee waivers, 1 Year expenses would be $77.

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More About the Funds

Each of the two Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


PRINCIPAL INVESTMENT STRATEGIES

The two mutual funds described in this prospectus are designed to produce high current income consistent with liquidity and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

                              FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Michigan personal income tax.

..    The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax and Michigan personal income tax.

..    The Fund also may invest up to 20% of its total assets in non-Michigan municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Michigan as well as their political subdivisions, agencies, instrumentalities and authorities that produce interest exempt from federal income tax.


..    The Fund has the ability, for temporary defensive purposes, to invest as much as 100% of its assets in non-Michigan municipal securities that produce income that may be subject to the federal alternative minimum tax. If you are subject to the


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     federal alternative minimum tax, please read the section of this prospectus entitled, "Tax Treatment of Shareholders" before you invest.

..    The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

                       WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Ohio personal income tax.

..    The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax and Ohio personal income tax.

..    The Fund also may invest up to 20% of its total assets in non-Ohio municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Ohio, as well as their political subdivisions, agencies, instrumentalities and authorities that produce interest exempt from federal income tax.


..    The Fund has the ability, for temporary defensive purposes, to invest as much as 100% of its assets in non-Ohio municipal securities that produce income that may be subject to the federal alternative minimum tax. If you are subject to the federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest.


..    The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

INVESTMENT RISKS


The main risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.

NET ASSET VALUE. There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.


DIVERSIFICATION. The Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund may be less diversified than money market funds that

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

are not single state funds. This is because a single state fund may invest a significantly greater portion of its assets in the securities of a single issuer than can a "diversified" fund. In addition, each Fund's investments are concentrated geographically. These concentrations increase the risk of loss to each Fund if the issuer of a security fails to make interest or principal payments or if the market value of a security declines. Investment in each Fund may entail more risks than an investment in another type of money market fund.

THE MICHIGAN ECONOMY. The Michigan Municipal Money Market Fund's investments are concentrated in Michigan. The Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income taxes and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer, in part, the financing of education costs from property taxes to sales taxes.

THE OHIO ECONOMY. The Ohio Municipal Money Market Fund's investments are concentrated in Ohio. While Ohio's economy has become increasingly diversified, it continues to rely to a significant degree on durable goods manufacturing, such as automobiles, tires, steel and household appliances. These industries tend to be cyclical. Agriculture also is an important part of the Ohio economy, and the state has several programs that provide financial assistance to farmers. Although obligations issued by the state and its political subdivisions are payable from specific sources or taxes, future economic difficulties and the impact on state and local government finances may negatively affect the market value of the Ohio municipal securities held by the Ohio Municipal Money Market Fund.


FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of the Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligations.

PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


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DERIVATIVES. The funds may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.

                              WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.


ILLIQUID INVESTMENTS. Each Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.

For more information about risks associated with the types of investments that the Funds purchase, please read "Fund Summaries: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.


PORTFOLIO QUALITY AND MATURITY

The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversified money market fund's assets (although there is no limit on government securities.) Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.

TEMPORARY DEFENSIVE POSITIONS

To respond to unusual market conditions, the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund may invest all or most of their assets in cash and CASH EQUIVALENTS for temporary defensive purchases. These investments may result in a lower yield than longer-term investments, produce taxable income and prevent the Funds from meeting their investment objectives.

                           WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

                                                                              12

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While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.


13

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How to Do Business With One Group Mutual Funds

PURCHASING FUND SHARES

Where can I buy shares?
You may purchase the Funds through a third party such as a bank, broker-dealer or financial adviser ("financial representative"). Third parties with whom you open an account may impose policies, limitations and fees which are different than those described here. Shares purchased this way will be held for you by the financial representative. To purchase shares, contact your Baird Financial Advisor.

When can I buy shares?


..    Purchases may be made on any business day. This includes any day that the
     Funds are open for business. The Funds will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve are closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


..    Purchase requests will be effective on the day received and you will be eligible to receive dividends declared the same day, if such purchase orders are received before 12:00 noon Eastern Time ("ET").


..    On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, purchase requests received after the NYSE closes will be effective the following business day.

..    Purchase payments must be received or converted to "federal funds" before the above listed times (each Fund's "cut-off time"). If the Fund does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by the Fund.

..    The Distributor can reject a purchase order if it does not think that it is in the best interests of the Funds and/ or its shareholders to accept the order.


..    Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?

..    Shares are sold at net asset value ("NAV").


..    NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.


..    NAV is calculated each business day as of 12:00 noon ET.

..    On occasion, the NYSE will close before 4:00 p.m. E.T. When the NYSE closes before the time listed above, NAV will be calculated as of the time the NYSE closes.

                                                                              14

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DISTRIBUTION AND SERVICING EXPENSES

The Distributor compensates financial representatives who sell shares of One Group. Compensation comes from 12b-1 fees and payment by the Distributor and the Funds' investment advisor from their own resources.

12B-1 FEES

Each One Group Fund described in this prospectus has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called "12b-1 fees." 12b-1 fees are paid by One Group to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

..    Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund.

..    The Distributor may pay 12b-1 fees to its affiliates, including Banc One
     Investment Advisors, or any sub-advisory.

Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

REDEEMING FUND SHARES

When can I redeem shares?
You may redeem all or some of your shares on any day that the Funds are open for business. To redeem shares, contact your Baird Financial Advisor.

..    Redemption requests will be effective that day if received before 12:00 noon ET.

..    On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the time listed above, redemption requests received after the NYSE closes will be effective the following business day.

..    Your redemption proceeds will be paid within seven days after receipt of the redemption request. However, the Funds will attempt to honor requests for same day payment if the request is received before the time listed above. If redemption requests are received after this time, the Funds will attempt to wire payment the next business day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

What will my shares be worth?

..    The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

..    If the Fund receives your redemption request before the time listed in
     "When can I redeem shares?", you will receive that day's NAV.

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

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

One Group may suspend your ability to redeem when:

..    Trading on the New York Stock Exchange ("NYSE") is restricted.

..    The NYSE is closed (other than weekend and holiday closings).

..    The SEC has permitted a suspension.

..    An emergency exists.

The Statement of Additional Information offers more details about this process.

                                                                              16

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PRIVACY POLICY

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

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INFORMATION SHARING WITH JOINT MARKETERS

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE

From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SECURITY

For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT

One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

                                                                              18

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Shareholder Information

VOTING RIGHTS


The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


DIVIDEND POLICIES

DIVIDENDS


The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.


DIVIDEND REINVESTMENT


You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "underliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.


If you want to change the way in which you receive dividends and distributions, contact your Baird Financial Advisor.

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.


TAXATION OF DIVIDENDS -- MICHIGAN MUNICIPAL MONEY MARKET FUND AND OHIO MUNICIPAL MONEY MARKET FUND

Each Fund will distribute substantially all of its net investment income. These Funds may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

TAXATION OF DIVIDENDS -- MICHIGAN MUNICIPAL MONEY MARKET FUND

Dividends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan income tax and generally, also exempt from Michigan single business tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. government obligations (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan single business tax, even though the dividends may be exempt for federal income tax purposes.

Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

TAXATION OF DIVIDENDS -- OHIO MUNICIPAL MONEY MARKET FUND

Dividends received from the Ohio Municipal Money Market Fund that result from interest on obligations of the State of Ohio, its political or governmental subdivisions or agencies or instrumentalities of Ohio ("Ohio Obligations") are exempt from the Ohio personal income tax, and municipal and school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax must include the Fund shares in the corporation's tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income tax computation. Dividends that are attributable to profit on the sale, exchange, or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

TAXATION OF RETIREMENT PLANS


Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Tax Treatment of Shareholders." If you are considering purchasing shares of any money market funds, particularly the Michigan Municipal or the Ohio Municipal Money Market Funds, with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.


Tax Information


The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.


                                                                              20

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SHAREHOLDER STATEMENTS AND REPORTS

You will receive transaction confirmation statements and quarterly account statements. Please review these statements carefully.

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Management of One Group Mutual Funds

THE ADVISOR


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

                                                             ANNUAL RATE
                                                           AS PERCENTAGE OF
FUND                                                   AVERAGE DAILY NET ASSETS

One Group(R) Michigan Municipal Money Market Fund                           .27%
-------------------------------------------------------------------------------
One Group(R) Ohio Municipal Money Market Fund                               .27%

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LEGAL PROCEEDINGS

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One, Banc One Investment Advisors ("BOIA"), the Funds' advisor, and its affiliates have assured The Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced that Banc One Investment Advisors would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Banc One Investment Advisors or its affiliates.

As of the date of this supplement, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward
          J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group

          Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section
          11 of the Securities Act of 1933, committed fraud in violation of
          Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

ONE GROUP(R)

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                                                       SIX MONTHS       YEAR ENDED
MICHIGAN MUNICIPAL MONEY MARKET FUND                               YEAR ENDED JUNE 30,                   ENDED         DECEMBER 31,
                                                       ----------------------------------------------   JUNE 30,       -----------
CLASS A SHARES                                           2003         2002        2001        2000       1999(A)          1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $   1.000   $   1.000   $    1.000   $   1.000  $    1.000      $     1.000
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                    0.006       0.012        0.031       0.030       0.012            0.027
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                   (0.006)     (0.012)      (0.031)     (0.030)     (0.012)          (0.027)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $   1.000   $   1.000   $    1.000   $   1.000  $    1.000      $     1.000
==================================================================================================================================
Total Return                                                0.62%       1.16%        3.18%       3.06%       1.21%(B)         2.76%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                    $  77,476   $  62,408   $  125,294   $  76,294  $   69,101      $    64,283
  Ratio of expenses to average net assets                   0.74%       0.72%        0.70%       0.72%       0.75%(C)         0.75%
  Ratio of net investment income to average net assets      0.62%       1.21%        3.05%       3.03%       2.42%(C)         2.72%
  Ratio of expenses to average net assets*                  0.82%       0.80%        0.78%       0.81%       0.84%(C)         0.78%

OHIO MUNICIPAL MONEY MARKET FUND                                          YEAR ENDED JUNE 30,
                                                       ----------------------------------------------------------
CLASS A SHARES                                            2003        2002        2001         2000       1999
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $   1.000   $   1.000   $    1.000   $   1.000  $    1.000
-----------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                    0.006       0.012        0.031       0.030       0.026
-----------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                   (0.006)     (0.012)      (0.031)     (0.030)     (0.026)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $   1.000   $   1.000   $    1.000     $ 1.000  $    1.000
=================================================================================================================
Total Return                                                0.63%       1.17%        3.16%       3.06%       2.62%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                    $  79,911   $  90,602   $   59,583   $  29,842  $   37,180
  Ratio of expenses to average net assets                   0.72%       0.71%        0.71%       0.70%       0.67%
  Ratio of net investment income to average net assets      0.62%       1.17%        3.05%       3.00%       2.60%
  Ratio of expenses to average net assets*                  0.75%       0.75%        0.74%       0.77%       0.80%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Michigan Municipal Money Market Fund. (B) Not annualized. (C) Annualized.

Appendix A

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                        FUND NAME      FUND CODE
----------------------------------------------------------------
One Group(R) Michigan Municipal Money Market Fund           1
----------------------------------------------------------------
    One Group(R) Ohio Municipal Money Market Fund           2
----------------------------------------------------------------

                                                                           FUND      RISK
INSTRUMENT                                                                 CODE      TYPE
-----------------------------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company                     1-2       Prepayment
receivables, home equity loans, truck and auto loans, leases,                        Market
credit card receivables and other securities backed by other                         Credit
types of receivables or other assets.                                                Regulatory
-----------------------------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn               1-2       Credit
on and accepted by a commercial bank. Maturities are                                 Liquidity
generally six months or less.                                                        Market
-----------------------------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated              1-2       Market
maturity.                                                                            Credit
                                                                                     Liquidity
-----------------------------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term                         1-2       Credit
promissory notes issued by corporations and other entities.                          Liquidity
Maturities generally vary from a few days to nine months.                            Market
-----------------------------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and                   1-2       Market
standby commitments to purchase the securities at a fixed                            Liquidity
price (usually with accrued interest) within a fixed period of                       Management
time following demand by a Fund.
-----------------------------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes which                     1-2       Market
normally mature within a short period of time (e.g., one                             Credit
month) but which may be extended by the issuer for a                                 Liquidity
maximum maturity of thirteen months.
-----------------------------------------------------------------------------------------------------
Foreign Securities: Commercial paper of foreign issuers and                1-2       Market
obligations of foreign banks, overseas branches of U.S. banks                        Political
and supranational entities.                                                          Liquidity
                                                                                     Foreign
                                                                                     Investment
-----------------------------------------------------------------------------------------------------

                                                                           FUND      RISK
INSTRUMENT                                                                 CODE      TYPE
-----------------------------------------------------------------------------------------------------
Investment Company Securities: Shares of other money market                1-2       Market
mutual funds, including One Group money market funds and
shares of other money market funds for which Banc One
Investment Advisors or its affiliates serve as investment
advisor or administrator. Banc One Investment Advisors will
waive certain fees when investing in funds for which it serves as investment advisor, to the extent required by law.
-----------------------------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real               1-2       Prepayment
estate loans and pools of loans. These include collateralized                        Market
mortgage obligations ("CMOs") and Real Estate Mortgage                               Credit
Investment Conduits ("REMICs").                                                      Regulatory
-----------------------------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or political            1-2       Market
subdivision to obtain funds for various public purposes.                             Credit
Municipal securities include private activity bonds and                              Political
industrial development bonds, as well as General Obligation                          Tax
Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue                      Regulatory
Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
-----------------------------------------------------------------------------------------------------
Participation Interests: Interests in municipal securities,                1-2       Credit
including municipal leases, from financial institutions such as                      Tax
commercial and investment banks, savings and loan associations                       Market
and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the
Funds to treat the income from the investment as exempt from federal income tax.
-----------------------------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the                  1-2       Credit
simultaneous commitment to return the security to the seller                         Market
at an agreed upon price on an agreed upon date. This is treated                      Liquidity
as a loan.
-----------------------------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the                 1-2       Liquidity
Securities Act of 1933, such as privately placed commercial                          Market
paper and Rule 144A securities.
-----------------------------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in                 1-2       Liquidity
exchange for the deposit of funds.                                                   Credit
                                                                                     Market
-----------------------------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                                    1-2       Market
-----------------------------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by                    1-2       Market
agencies and instrumentalities of the U.S. government. These                         Credit
include Fannie Mae and Freddie Mac obligations.
-----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and                 1-2       Market
CUBES. The U.S. Treasury Securities Money Market Fund does
not buy STRIPS and CUBES.
-----------------------------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with                   1-2       Market
interest rates which are reset daily, weekly, quarterly or some                      Credit
other period and which may be payable to the Fund on                                 Liquidity
demand.
-----------------------------------------------------------------------------------------------------

                                                                           FUND      RISK
INSTRUMENT                                                                 CODE      TYPE
-----------------------------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase                   1-2       Market
or contract to purchase securities at a fixed price for delivery at                  Leverage
a future date.                                                                       Liquidity
                                                                                     Credit
-----------------------------------------------------------------------------------------------------

INVESTMENT RISKS


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate. If these fluctuations are sufficiently strong (despite the fund's efforts to control them), the value of your investment will be affected. Certain investments are more susceptible to these risks than others.


..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. Risks associated with higher transaction costs, delayed settlements and adverse economic developments.

..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts(i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TO CONTACT ROBERT W. BAIRD & CO.
--------------------------------------------------------------------------------
By telephone:

Call your Baird Financial Advisor or 800-RW-BAIRD.

By mail:

Robert W. Baird & Co.
Attn: Client Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

On the Internet:

http://www.bairdonline.com

Annual/Semiannual Report

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

How Can I Get More Information?

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your Baird Financial Advisor.

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For more information about the SEC's Public Reference Room call 202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102

(SEC file number: 811-4236)

Robert W.Baird & Co. 777 E. Wisconsin Avenue, Milwaukee, WI 53202 Member NYSE. Member SIPC. 800-RW-BAIRD. www.bairdonline.com(C)2003 Robert W. Baird & Co. Incorporated. First Use: 10/2003 CC-16742

8004.2

                                              [LOGO OF BAIRD A WEALTH OF ADVICE]

P R O S P E C T U S - N O V E M B E R 1 , 2 0 0 3

     State Specific Municipal Money Market Funds

     Investing in high-quality, short-term securities for current income, stability of principal and liquidity.

     MICHIGAN MUNICIPAL MONEY MARKET FUND

     OHIO MUNICIPAL MONEY MARKET FUND

This prospectus is to be used only by clients of Northwestern Mutual Investment Services, LLC. The funds are series of One Group Mutual Funds. As with all mutual funds the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                [LOGO] Northwestern Mutual
                                                       Investment Services, LLC

Table of
   C O N T E N T S

      Fund Summaries: Investments, Risk & Performance
         One Group Michigan Municipal Money Market Fund
         One Group Ohio Municipal Money Market Fund

      More About the Funds
         Principal Investment Strategies
         Investment Risks
         Portfolio Quality and Maturity
         Temporary Defensive Positions

      How to Do Business with One Group Mutual Funds
         Purchasing Fund Shares
         Distribution and Servicing Expenses
         Redeeming Fund Shares

      Privacy Policy

      Shareholder Information
         Voting Rights
         Dividend Policies
         Tax Treatment of Shareholders
         Shareholder Statements and Reports

      Management of One Group Mutual Funds
         The Advisor


      Legal Proceedings
      Financial Highlights
      Appendix A: Investment Practices

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------------------------------------------------------------------

Michigan Municipal Money Market Fund

What is the goal of the Fund?

The Fund seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

What are the Fund's main investment strategies?


The Fund invests in high-quality, short-term money market instruments. These include short-term municipal securities issued in Michigan, which provide tax-exempt income. The Fund also may invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Michigan Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?

Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS
--------------------------------------------------------------------------------

Large Positions/Geographic Concentration. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Michigan municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Michigan issuances, certain factors particular to Michigan, including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives in Michigan, may have a disproportionately negative impact on the Fund's investments.

FUND SUMMARY

Michigan Municipal Money Market Fund

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1,2/-- Class A Shares
================================================================================

                                    [CHART]

                                   Bar Chart

1993   1994   1995   1996   1997   1998   1999   2000   2001   2002
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
1.83%  2.30%  3.32%  2.93%  3.00%  2.76%  2.61%  3.49%  2.10%  0.80%




/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.29%.


/2/ Performance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999.

================================================================================
Best Quarter: 0.92% 4Q2000                           Worst Quarter: 0.19% 3Q2002
================================================================================

FUND SUMMARY


Michigan Municipal Money Market Fund


O N E  G R O U P (R)
--------------------------------------------------------------------------------


The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002/1/


--------------------------------------------------------------------------------
                       INCEPTION                                    PERFORMANCE
                     DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 1/31/91
--------------------------------------------------------------------------------
Class A                 1/31/91       0.80%    2.35%      2.51%        2.60%
--------------------------------------------------------------------------------

/1/ Performance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999.

To obtain current yield information, call your NMIS registered representative.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
================================================================================
(fees paid directly from your investment)/1/                             CLASS A
================================================================================
Maximum Sales Charge (Load) Imposed on Purchases                          NONE
--------------------------------------------------------------------------------
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                      NONE
--------------------------------------------------------------------------------
   (as a percentage or original purchase price of redemption proceeds, as applicable)

Redemption Fee                                                            NONE
--------------------------------------------------------------------------------
Exchange Fee                                                              NONE
================================================================================


ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)                            CLASS A
================================================================================
Investment Advisory Fees                                                  .35%
--------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                                .25%
--------------------------------------------------------------------------------
Other Expenses                                                            .22%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      .82%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                               (.08%)
--------------------------------------------------------------------------------
Net Expenses                                                              .74%
================================================================================


/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.


/2/ Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .74% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004.

FUND SUMMARY

Michigan Municipal Money Market Fund

Examples


The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                                                                         CLASS A
================================================================================
1 Year/1/                                                                 $   76
--------------------------------------------------------------------------------
3 Years                                                                      254
--------------------------------------------------------------------------------
5 Years                                                                      447
--------------------------------------------------------------------------------
10 Years                                                                   1,006
--------------------------------------------------------------------------------


/1/  Without contractual fee waivers, 1 Year expenses would be $84.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

O N E  G R O U P (R)
--------------------------------------------------------------------------------

Ohio Municipal Money Market Fund

What is the goal of the Fund?

The Fund seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

What are the Fund's main investment strategies?


The Fund invests in high-quality, short-term money market instruments. These include short-term municipal securities issued in Ohio, which provide tax-exempt income. The Fund may also invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Ohio Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."


What are municipal securities?

Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

What are the main risks of investing in the Fund?


The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."


MAIN RISKS
--------------------------------------------------------------------------------

Large Positions/Geographically Concentrated. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Ohio municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Ohio issuances, certain factors particular to Ohio, including economic conditions, constitutional amendments, legislative and executive measures and voter initiatives in Ohio, may have a disproportionately negative impact on the Fund's investments.

FUND SUMMARY

Ohio Municipal Money Market Fund

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1/ -- Class A Shares
================================================================================

                                     [CHART]

                                    Bar Chart
1994   1995   1996   1997   1998   1999   2000   2001   2002
----   ----   ----   ----   ----   ----   ----   ----   ----
2.35%  3.30%  2.88%  3.08%  2.88%  2.63%  3.47%  2.13%  0.78%



/1/ For the period from January 1, 2003, through September 30, 2003, the Fund's total return was 0.29%.



================================================================================
Best Quarter: 0.91%  2Q2000                   Worst Quarter: 0.18%  3Q2002
================================================================================

FUND SUMMARY

Ohio Municipal Money Market Fund

O N E  G R O U P (R)
--------------------------------------------------------------------------------

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2002


================================================================================
                       INCEPTION                                    PERFORMANCE
                     DATE OF CLASS   1 YEAR   5 YEARS   10 YEARS   SINCE 1/26/93
--------------------------------------------------------------------------------
Class A                 1/26/93       0.78%    2.37%       NA          2.56%

To obtain current yield information, call your NMIS registered representative.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
================================================================================
(fees paid directly from your investment)/1/                             CLASS A
================================================================================
Maximum Sales Charge (Load) Imposed on Purchases                          NONE
--------------------------------------------------------------------------------
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                      NONE
--------------------------------------------------------------------------------
   (as a percentage or original purchase price of redemption proceeds, as applicable)

Redemption Fee                                                            NONE
--------------------------------------------------------------------------------
Exchange Fee                                                              NONE
================================================================================

ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)                            CLASS A
================================================================================
Investment Advisory Fees                                                   .30%
--------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                                 .25%
--------------------------------------------------------------------------------
Other Expenses                                                             .20%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       .75%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements/2/                               (.03%)
--------------------------------------------------------------------------------
Net Expenses                                                               .72%
--------------------------------------------------------------------------------

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.


/2/ Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .72% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004.

FUND SUMMARY

Ohio Municipal Money Market Fund

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                                                         CLASS A
================================================================================
1 Year/1/                                                                 $ 74
--------------------------------------------------------------------------------
3 Years                                                                    237
--------------------------------------------------------------------------------
5 Years                                                                    414
--------------------------------------------------------------------------------
10 Years                                                                   928
--------------------------------------------------------------------------------

/1/ Without contractual fee waivers, 1 Year expenses would be $77.

More About the Funds

Each of the two Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


================================================================================

Principal Investment Strategies

The two mutual funds described in this prospectus are designed to produce high current income consistent with liquidity and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

                              FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Michigan personal income tax.

..    The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax and Michigan personal income tax.

..    The Fund also may invest up to 20% of its total assets in non-Michigan municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Michigan as well as their political subdivisions, agencies, instrumentalities and authorities that produce interest exempt from federal income tax.


..    The Fund has the ability, for temporary defensive purposes, to invest as much as 100% of its assets in non-Michigan municipal securities that produce income that may be subject to the federal alternative minimum tax. If you are subject to the federal alternative minimum tax, please read the section of this prospectus entitled, "Tax Treatment of Shareholders" before you invest.

..    The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

                       WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND.

..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Ohio personal income tax.

..    The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax and Ohio personal income tax.

..    The Fund also may invest up to 20% of its total assets in non-Ohio municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Ohio, as well as their political subdivisions, agencies, instrumentalities and authorities that produce interest exempt from federal income tax.


..    The Fund has the ability, for temporary defensive purposes, to invest as much as 100% of its assets in non-Ohio municipal securities that produce income that may be subject to the federal alternative minimum tax. If you are subject to the federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest.


..    The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

================================================================================

Investment Risks


The main risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.

NET ASSET VALUE. There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.


DIVERSIFICATION. The Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund may be less diversified than money market funds that are not single state funds. This is because a single state fund may invest a significantly greater portion of its assets in the securities of a single issuer than can a "diversified" fund. In addition, each Fund's investments are concentrated geographically. These concentrations increase the risk of loss to each Fund if the issuer of a security fails to make interest or principal payments or if the market value of a security declines. Investment in each Fund may entail more risks than an investment in another type of money market fund.

THE MICHIGAN ECONOMY. The Michigan Municipal Money Market Fund's investments are concentrated in Michigan. The Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income taxes and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer, in part, the financing of education costs from property taxes to sales taxes.

THE OHIO ECONOMY. The Ohio Municipal Money Market Fund's investments are concentrated in Ohio. While Ohio's economy has become increasingly diversified, it continues to rely to a significant degree on durable goods manufacturing, such as automobiles, tires, steel and household appliances. These industries tend to be cyclical. Agriculture also is an important part of the Ohio economy, and the state has several programs that provide financial assistance to farmers. Although obligations issued by the state and its political subdivisions are payable from specific sources or taxes, future economic difficulties and the impact on state and local government finances may negatively affect the market value of the Ohio municipal securities held by the Ohio Municipal Money Market Fund.


FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of the Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligations.

PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

DERIVATIVES. The funds may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.

                              WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.


ILLIQUID INVESTMENTS. Each Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.

For more information about risks associated with the types of investments that the Funds purchase, please read "Fund Summaries: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.


================================================================================

Portfolio Quality and Maturity

The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversified money market fund's assets (although there is no limit on government securities.) Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.

================================================================================

Temporary Defensive Positions

To respond to unusual market conditions, the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund may invest all or most of their assets in cash and CASH EQUIVALENTS for temporary defensive purchases. These investments may result in a lower yield than longer-term investments, produce taxable income and prevent the Funds from meeting their investment objectives.

                           WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.


While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

How to Do Business with One Group Mutual Funds

================================================================================

Purchasing Fund Shares

Where can I buy shares?

You may purchase the Funds through a third party such as a bank, broker-dealer or financial adviser ("financial representative"). Third parties with whom you open an account may impose policies, limitations and fees which are different than those described here. Shares purchased this way will be held for you by the financial representative. To purchase shares, contact your NMIS registered representative.

When can I buy shares?


..    Purchases may be made on any business day. This includes any day that the
     Funds are open for business. The Funds will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve are closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


..    Purchase requests will be effective on the day received and you will be eligible to receive dividends declared the same day, if such purchase orders are received before 12:00 noon Eastern Time ("ET").


..    On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, purchase requests received after the NYSE closes will be effective the following business day.

..    Purchase payments must be received or converted to "federal funds" before the above listed times (each Fund's "cut-off time"). If the Fund does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by the Fund.

..    The Distributor can reject a purchase order if it does not think that it is in the best interests of the Funds and/ or its shareholders to accept the order.


..    Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?

..    Shares are sold at net asset value ("NAV").


..    NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.


..    NAV is calculated each business day as of 12:00 noon ET.

..    On occasion, the NYSE will close before 4:00 p.m. E.T. When the NYSE closes before the time listed above, NAV will be calculated as of the time the NYSE closes.

================================================================================

Distribution and Servicing Expenses

The Distributor compensates financial representatives who sell shares of One Group. Compensation comes from 12b-1 fees and payment by the Distributor and the Funds' investment advisor from their own resources.

12B-1 FEES
--------------------------------------------------------------------------------

Each One Group Fund described in this prospectus has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called "12b-1 fees." 12b-1 fees are paid by One Group to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

..    Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund.

..    The Distributor may pay 12b-1 fees to its affiliates, including Banc One
     Investment Advisors, or any sub-advisory.

Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

================================================================================

Redeeming Fund Shares

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. To redeem shares, contact your Baird Financial Advisor.

..    Redemption requests will be effective that day if received before 12:00 noon ET.

..    On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the time listed above, redemption requests received after the NYSE closes will be effective the following business day.

..    Your redemption proceeds will be paid within seven days after receipt of the redemption request. However, the Funds will attempt to honor requests for same day payment if the request is received before the time listed above. If redemption requests are received after this time, the Funds will attempt to wire payment the next business day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

What will my shares be worth?

..    The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

..    If the Fund receives your redemption request before the time listed in
     "When can I redeem shares?", you will receive that day's NAV.

A D D I T I O N A L
I N F O R M A T I O N
R E G A R D I N G
R E D E M P T I O N S
--------------------------------------------------------------------------------

One Group may suspend your ability to redeem when:

..    Trading on the New York Stock Exchange ("NYSE") is restricted.

..    The NYSE is closed (other than weekend and holiday closings).

..    The SEC has permitted a suspension.

..    An emergency exists.

The Statement of Additional Information offers more details about this process.

Privacy Policy

================================================================================

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure

From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security

For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment

One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

================================================================================

Voting Rights


The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


================================================================================

Dividend Policies

Dividends


The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.


Dividend Reinvestment


You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "underliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.


If you want to change the way in which you receive dividends and distributions, contact your NMIS registered representative.

================================================================================

Tax Treatment of Shareholders

Taxation of Shareholder Transactions

A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.


Taxation of Dividends -- Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund

Each Fund will distribute substantially all of its net investment income. These Funds may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

Taxation of Dividends -- Michigan Municipal Money Market Fund

Dividends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan income tax and generally, also exempt from Michigan single business tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. government obligations (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan single business tax, even though the dividends may be exempt for federal income tax purposes.

Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

Taxation of Dividends -- Ohio Municipal Money Market Fund

Dividends received from the Ohio Municipal Money Market Fund that result from interest on obligations of the State of Ohio, its political or governmental subdivisions or agencies or instrumentalities of Ohio ("Ohio Obligations") are exempt from the Ohio personal income tax, and municipal and school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax must include the Fund shares in the corporation's tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income tax computation. Dividends that are attributable to profit on the sale, exchange, or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Tax Treatment of Shareholders." If you are considering purchasing shares of any money market funds, particularly the Municipal, Michigan Municipal or Ohio Municipal Money Market Funds, with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

Tax Information


The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.


================================================================================

Shareholder Statements and Reports

You will receive transaction confirmation statements and quarterly account statements. Please review these statements carefully.

Management of One Group Mutual Funds

================================================================================

The Advisor


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


================================================================================

Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

                                                            ANNUAL RATE
                                                         AS PERCENTAGE OF
FUND                                                AVERAGE DAILY NET ASSETS
-----                                               ------------------------

One Group(R) Michigan Municipal Money Market Fund             .27%
----------------------------------------------------------------------------
One Group(R) Ohio Municipal Money Market Fund                 .27%

Legal Proceedings

================================================================================

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One, Banc One Investment Advisors ("BOIA"), the Funds' advisor, and its affiliates have assured The Funds and Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced that Banc One Investment Advisors would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Banc One Investment Advisors or its affiliates.

As of the date of this supplement, the following lawsuits have been filed in connection with these circumstances:

1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of
     Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group

     Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard
     R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
     Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and
     Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

                              FINANCIAL HIGHLIGHTS

O N E  G R O U P (R)
--------------------------------------------------------------------------------

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                                                   SIX MONTHS      YEAR ENDED
                                                                    YEAR ENDED JUNE 30,               ENDED       DECEMBER 31,
MICHIGAN MUNICIPAL MONEY MARKET FUND                      --------------------------------------     JUNE 30,     ------------
CLASS A SHARES                                              2003       2002     2001     2000        1999(A)         1998
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 1.000   $ 1.000   $  1.000   $ 1.000     $ 1.000        $ 1.000
------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                    0.006     0.012      0.031     0.030       0.012          0.027
------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                   (0.006)   (0.012)    (0.031)   (0.030)     (0.012)        (0.027)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 1.000   $ 1.000   $  1.000   $ 1.000     $ 1.000        $ 1.000
==============================================================================================================================
Total Return                                                 0.62%     1.16%      3.18%     3.06%       1.21%(B)       2.76%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                      $77,476   $62,408   $125,294   $76,294     $69,101        $64,283
   Ratio of expenses to average net assets                   0.74%     0.72%      0.70%     0.72%       0.75%(C)       0.75%
   Ratio of net investment income to average net assets      0.62%     1.21%      3.05%     3.03%       2.42%(C)       2.72%
   Ratio of expenses to average net assets*                  0.82%     0.80%      0.78%     0.81%       0.84%(C)       0.78%



                                                                       YEAR ENDED JUNE 30,
OHIO MUNICIPAL MONEY MARKET FUND                          -----------------------------------------------
CLASS A SHARES                                             2003       2002      2001     2000      1999
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
---------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                    0.006     0.012     0.031     0.030     0.026
---------------------------------------------------------------------------------------------------------
Distributions:
   Net investment income                                   (0.006)   (0.012)   (0.031)   (0.030)   (0.026)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
=========================================================================================================
Total Return                                                 0.63%     1.17%     3.16%     3.06%     2.62%

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)                      $79,911   $90,602   $59,583   $29,842   $37,180
   Ratio of expenses to average net assets                   0.72%     0.71%     0.71%     0.70%     0.67%
   Ratio of net investment income to average net assets      0.62%     1.17%     3.05%     3.00%     2.60%
   Ratio of expenses to average net assets*                  0.75%     0.75%     0.74%     0.77%     0.80%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Michigan Municipal Money Market Fund. (B) Not annualized. (C) Annualized.

Appendix A

================================================================================

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                  FUND NAME                         FUND CODE
------------------------------------------------------------
One Group(R) Michigan Municipal Money Market Fund       1
   One Group(R) Ohio Municipal Money Market Fund        2

                                                              Fund      Risk
Instrument                                                    Code      Type
===============================================================================
Asset-Backed Securities: Securities secured by company        1-2    Prepayment
receivables, home equity loans, truck and auto loans,                Market
leases, credit card receivables and other securities backed          Credit
by other types of receivables or other assets.                       Regulatory
-------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts        1-2    Credit
drawn on and accepted by a commercial bank. Maturities are           Liquidity
generally six months or less.                                        Market
-------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a        1-2    Market
stated maturity.                                                     Credit
                                                                     Liquidity
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term            1-2    Credit
promissory notes issued by corporations and other entities.          Liquidity
Maturities generally vary from a few days to nine months.            Market
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and      1-2    Market
standby commitments to purchase the securities at a fixed            Liquidity
price (usually with accrued interest) within a fixed period          Management
of time following demand by a Fund.
-------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes which        1-2    Market
normally mature within a short period of time (e.g., one             Credit
month) but which may be extended by the issuer for a                 Liquidity
maximum maturity of thirteen months.
-------------------------------------------------------------------------------
Foreign Securities: Commercial paper of foreign issuers and   1-2    Market
obligations of foreign banks, overseas branches of U.S.              Political
banks and supranational entities.                                    Liquidity
                                                                     Foreign
                                                                     Investment
-------------------------------------------------------------------------------

                                                              Fund      Risk
Instrument                                                    Code      Type
===============================================================================
Investment Company Securities: Shares of other money market   1-2    Market
mutual funds, including One Group money market funds and
shares of other money market funds for which Banc One
Investment Advisors or its affiliates serve as investment
advisor or administrator. Banc One Investment Advisors will
waive certain fees when investing in funds for which it
serves as investment advisor, to the extent required by
law.
-------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by       1-2    Prepayment
real estate loans and pools of loans. These include                  Market
collateralized mortgage obligations ("CMOs") and Real                Credit
Estate Mortgage Investment Conduits ("REMICs").                      Regulatory
-------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or         1-2    Market
political subdivision to obtain funds for various public             Credit
purposes. Municipal securities include private activity              Political
bonds and industrial development bonds, as well as General           Tax
Obligation Notes, Tax Anticipation Notes, Bond Anticipation          Regulatory
Notes, Revenue Anticipation Notes, other short-term
tax-exempt obligations, municipal leases, obligations of
municipal housing authorities and single family revenue
bonds.
-------------------------------------------------------------------------------
Participation Interests: Interests in municipal securities,   1-2    Credit
including municipal leases, from financial institutions              Tax
such as commercial and investment banks, savings and loan            Market
associations and insurance companies. These interests may
take the form of participations, beneficial interests in a
trust, partnership interests or any other form of indirect
ownership that allows the Funds to treat the income from
the investment as exempt from federal income tax.
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the     1-2    Credit
simultaneous commitment to return the security to the                Market
seller at an agreed upon price on an agreed upon date. This          Liquidity
is treated as a loan.
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the    1-2    Liquidity
Securities Act of 1933, such as privately placed commercial          Market
paper and Rule 144A securities.
-------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in    1-2    Liquidity
exchange for the deposit of funds.                                   Credit
                                                                     Market
-------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                       1-2    Market
-------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by       1-2    Market
agencies and instrumentalities of the U.S. government.               Credit
These include Fannie Mae and Freddie Mac obligations.
-------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and    1-2    Market
CUBES. The U.S. Treasury Securities Money Market Fund does
not buy STRIPS and CUBES.
-------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with      1-2    Market
interest rates which are reset daily, weekly, quarterly or           Credit
some other period and which may be payable to the Fund on            Liquidity
demand.
-------------------------------------------------------------------------------

                                                              Fund      Risk
Instrument                                                    Code      Type
===============================================================================
When-Issued Securities and Forward Commitments: Purchase or    1-2   Market
contract to purchase securities at a fixed price for                 Leverage
delivery at a future date.                                           Liquidity
                                                                     Credit
-------------------------------------------------------------------------------
===============================================================================

Investment Risks


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate. If these fluctuations are sufficiently strong (despite the fund's efforts to control them), the value of your investment will be affected. Certain investments are more susceptible to these risks than others.


..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. Risks associated with higher transaction costs, delayed settlements and adverse economic developments.

..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

To Contact Northwestern Mutual Investment Services, LLC

By telephone:

Call your Northwestern Mutual Investment Services, LLC Financial Representative or 1-866-644-7737.

By mail:

Northwestern Mutual Investment Services, LLC
PO Box 3041
Milwaukee, WI 53201

On the internet:

http://www.nminvestments.com

If you want more information about the Funds, the following documents are free upon request:

Annual/Semiannual Report

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

How Can I Get More Information?

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For more information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102

(SEC file number 811-4236)

                                     Trades are executed, cleared and
                                     settled, and accounts are carried by
                                     Robert W. Baird & Co. Incorporated.
                                     Member NYSE & SIPC. Northwestern Mutual
                                     Investment Services, LLC. Member NASD &
                                     SIPC. 611 East Wisconsin
                                     Avenue, Milwaukee, WI 53202. 1-866-664-7737
                                     www.nminvestments.com

                                     92-0133 (0102) (REV10 03)

                                     [LOGO] Northwestern Mutual
                                            Investment Services, LLC

                      STATEMENT OF ADDITIONAL INFORMATION

                           ONE GROUP(R) MUTUAL FUNDS
             ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND
              (THE "U.S. TREASURY SECURITIES MONEY MARKET FUND")
       ONE GROUP PRIME MONEY MARKET FUND (THE "PRIME MONEY MARKET FUND")
   ONE GROUP MUNICIPAL MONEY MARKET FUND (THE "MUNICIPAL MONEY MARKET FUND")
                  ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND
                   (THE "OHIO MUNICIPAL MONEY MARKET FUND")

                 ONE GROUP BALANCED FUND (THE "BALANCED FUND")
         ONE GROUP LARGE CAP GROWTH FUND (THE "LARGE CAP GROWTH FUND")
          ONE GROUP LARGE CAP VALUE FUND (THE "LARGE CAP VALUE FUND")
           ONE GROUP MID CAP GROWTH FUND (THE "MID CAP GROWTH FUND")

  ONE GROUP INTERNATIONAL EQUITY INDEX FUND (THE "INTERNATIONAL EQUITY INDEX
                                    FUND")

            ONE GROUP MID CAP VALUE FUND (THE "MID CAP VALUE FUND")
             ONE GROUP EQUITY INDEX FUND (THE "EQUITY INDEX FUND")
            ONE GROUP EQUITY INCOME FUND (THE "EQUITY INCOME FUND")
       ONE GROUP DIVERSIFIED EQUITY FUND (THE "DIVERSIFIED EQUITY FUND")
         ONE GROUP SMALL CAP GROWTH FUND (THE "SMALL CAP GROWTH FUND")
        ONE GROUP INTERMEDIATE BOND FUND (THE "INTERMEDIATE BOND FUND")

              ONE GROUP INCOME BOND FUND (THE "INCOME BOND FUND")
          ONE GROUP GOVERNMENT BOND FUND (THE "GOVERNMENT BOND FUND")

    ONE GROUP ULTRA SHORT-TERM BOND FUND (THE "ULTRA SHORT-TERM BOND FUND")
          ONE GROUP SHORT-TERM BOND FUND (THE "SHORT-TERM BOND FUND")
        ONE GROUP TREASURY & AGENCY FUND (THE "TREASURY & AGENCY FUND")
          ONE GROUP HIGH YIELD BOND FUND (THE "HIGH YIELD BOND FUND")

  ONE GROUP INTERMEDIATE TAX-FREE BOND FUND (THE "INTERMEDIATE TAX-FREE BOND
                                    FUND")
         ONE GROUP MUNICIPAL INCOME FUND (THE "MUNICIPAL INCOME FUND")
   ONE GROUP ARIZONA MUNICIPAL BOND FUND (THE "ARIZONA MUNICIPAL BOND FUND")
                  ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
                   (THE "WEST VIRGINIA MUNICIPAL BOND FUND")
 ONE GROUP LOUISIANA MUNICIPAL BOND FUND (THE "LOUISIANA MUNICIPAL BOND FUND")
      ONE GROUP OHIO MUNICIPAL BOND FUND (THE "OHIO MUNICIPAL BOND FUND")
  ONE GROUP KENTUCKY MUNICIPAL BOND FUND (THE "KENTUCKY MUNICIPAL BOND FUND")

                   ONE GROUP TREASURY ONLY MONEY MARKET FUND
                    (THE "TREASURY ONLY MONEY MARKET FUND")
  ONE GROUP GOVERNMENT MONEY MARKET FUND (THE "GOVERNMENT MONEY MARKET FUND")

                ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
                 (THE "INSTITUTIONAL PRIME MONEY MARKET FUND")
          ONE GROUP INVESTOR GROWTH FUND (THE "INVESTOR GROWTH FUND")
 ONE GROUP INVESTOR GROWTH & INCOME FUND (THE "INVESTOR GROWTH & INCOME FUND")
        ONE GROUP INVESTOR BALANCED FUND (THE "INVESTOR BALANCED FUND")
                  ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND
                   (THE "INVESTOR CONSERVATIVE GROWTH FUND")
          ONE GROUP SMALL CAP VALUE FUND (THE "SMALL CAP VALUE FUND")

      ONE GROUP DIVERSIFIED MID CAP FUND (THE "DIVERSIFIED MID CAP FUND")
ONE GROUP DIVERSIFIED INTERNATIONAL FUND (THE "DIVERSIFIED INTERNATIONAL FUND")
   ONE GROUP MARKET EXPANSION INDEX FUND (THE "MARKET EXPANSION INDEX FUND")
                     ONE GROUP BOND FUND (THE "BOND FUND")
ONE GROUP SHORT-TERM MUNICIPAL BOND FUND (THE "SHORT-TERM MUNICIPAL BOND FUND")
            ONE GROUP TAX-FREE BOND FUND (THE "TAX-FREE BOND FUND")
  ONE GROUP MICHIGAN MUNICIPAL BOND FUND (THE "MICHIGAN MUNICIPAL BOND FUND")
                ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND
                 (THE "MICHIGAN MUNICIPAL MONEY MARKET FUND")
               ONE GROUP TECHNOLOGY FUND (THE "TECHNOLOGY FUND")
            ONE GROUP U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

             (THE "U.S. GOVERNMENT SECURITIES MONEY MARKET FUND")

        ONE GROUP MORTGAGE-BACKED SECURITIES FUND (THE "MORTGAGE-BACKED

                               SECURITIES FUND")

          ONE GROUP HEALTH SCIENCES FUND (THE "HEALTH SCIENCES FUND")

           ONE GROUP MARKET NEUTRAL FUND (THE "MARKET NEUTRAL FUND")


ONE GROUP INSTITUTIONAL TAX-FREE MONEY MARKET FUND (THE "INSTITUTIONAL TAX-FREE
                              MONEY MARKET FUND")


ONE GROUP INSTITUTIONAL PRIME PLUS MONEY MARKET FUND (THE "INSTITUTIONAL PRIME
                           PLUS MONEY MARKET FUND")




              ONE GROUP REAL ESTATE FUND (THE "REAL ESTATE FUND")


                 (EACH A "FUND," AND COLLECTIVELY THE "FUNDS")



                               NOVEMBER 1, 2003



   This Statement of Additional Information is not a Prospectus, but supplements and should be read in conjunction with the Prospectuses dated November 1, 2003. This Statement of Additional Information is incorporated in its entirety into each Fund's Prospectus or Prospectuses. The Annual Report for the Funds for the fiscal year ended June 30, 2003 is incorporated by reference into this Statement of Additional Information. A copy of the Annual Report and each Prospectus are available without charge by writing to One Group Administrative Services, Inc., at 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 or by calling toll free (800) 480-4111.

                               TABLE OF CONTENTS


                                                                                                       Page
                                                                                                       ----
THE TRUST.............................................................................................   1
INVESTMENT OBJECTIVES AND POLICIES....................................................................   5
Additional Information on Fund Instruments............................................................   5
   Asset-Backed Securities............................................................................   5
   Bank Obligations...................................................................................   5
   Commercial Paper...................................................................................   6
   Common Stock.......................................................................................   6
   Convertible Securities.............................................................................   6
   Demand Features....................................................................................   7
   Exchange Traded Funds..............................................................................   7
   Foreign Investments................................................................................   8
   Foreign Currency Transactions......................................................................   9
   Futures and Options Trading........................................................................  13
   Government Securities..............................................................................  19
   High Quality Investments With Regard to the Money Market and Institutional Money Market Funds......  19
   High Yield/High Risk Securities/Junk Bonds.........................................................  20
   Index Investing by the Equity Index, Market Expansion Index and International Equity Index Funds...  22
   Impact of Initial Public Offerings on Smaller Funds................................................  23
   Investment Company Securities......................................................................  23
   Loan Participations and Assignments................................................................  23
   Mortgage-Related Securities........................................................................  24
   Mortgage-Backed Securities (CMOs and REMICs).......................................................  24
   Municipal Securities...............................................................................  29
       Arizona Municipal Securities...................................................................  33
       Kentucky Municipal Securities..................................................................  34
       Louisiana Municipal Securities.................................................................  35
       Michigan Municipal Securities..................................................................  35
       Ohio Municipal Securities......................................................................  37
       West Virginia Municipal Securities.............................................................  37
   New Financial Products.............................................................................  38
   PERCS..............................................................................................  38
   Preferred Stock....................................................................................  38
   Real Estate Investment Trusts ("REITs")............................................................  39
   Repurchase Agreements..............................................................................  39
   Reverse Repurchase Agreements......................................................................  40
   Restricted Securities..............................................................................  40
   Securities Lending.................................................................................  41
   Short Sales........................................................................................  41
   Short-term Funding Agreements......................................................................  42
   Structured Instruments.............................................................................  42
   Swaps, Caps and Floors.............................................................................  43
   Treasury Receipts..................................................................................  44
   U.S. Treasury Obligations..........................................................................  44
   Variable and Floating Rate Instruments.............................................................  45
   Warrants...........................................................................................  46
   When-Issued Securities and Forward Commitments.....................................................  46
   Investment Restrictions............................................................................  47
   Fundamental Policies...............................................................................  47
   Non-Fundamental Policies...........................................................................  53
PORTFOLIO TURNOVER....................................................................................  55
TAX INFORMATION.......................................................................................  58
   Additional Tax Information Concerning All Funds....................................................  58
   Additional Tax Information Concerning the Municipal Funds..........................................  60
   Additional Tax Information Concerning the International Funds......................................  63
   Foreign Tax Credit.................................................................................  63
   Additional Tax Information Concerning the Funds of Funds...........................................  64

                                                                                             Page
                                                                                             ----
VALUATION...................................................................................  64
   Valuation of the Money Market and Institutional Money Market Funds.......................  64
   Valuation of the Equity Funds, the Bond Funds and the Municipal Bond Funds...............  65
ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET VALUE...............  65
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................................  66
   Exchanges................................................................................  66
   Purchases-In-Kind........................................................................  66
   Redemptions..............................................................................  66
   Systematic Withdrawal Plan...............................................................  67
   Cut-Off Times for Purchase, Redemption and Exchange Orders...............................  67
MANAGEMENT OF THE TRUST.....................................................................  68
   Management Information...................................................................  68
   Board of Trustees........................................................................  70
       Standing Committees of the Board.....................................................  70
       Disinterested Trustee Positions......................................................  70
       Ownership of Securities..............................................................  70
       Offices with Companies that have Certain Trustees or Directors.......................  71
       Approval of Investment Advisory Agreement and Sub-Investment Advisory Agreements.....  71
   Investment Advisor and Sub-Advisors......................................................  74
   Code of Ethics...........................................................................  77
   Portfolio Transactions...................................................................  78
   Administrator, Predecessor Administrators and Sub-Administrators.........................  81
   Distributor and Predecessor Distributor..................................................  86
   Distribution Plan........................................................................  86
   Cash Compensation to Shareholder Servicing Agents........................................  89
   Custodian, Transfer Agent and Dividend Disbursing Agent..................................  90
   The Subcustodian.........................................................................  91
   Experts..................................................................................  91
ADDITIONAL INFORMATION......................................................................  92
   Proxy Voting Policies and Procedures.....................................................  92
   Description of Shares....................................................................  92
   Shareholder and Trustee Liability........................................................  94
   Performance..............................................................................  94
   Calculation of Performance Data..........................................................  95
   Miscellaneous............................................................................ 135
FINANCIAL STATEMENTS........................................................................ 137
   Appendix A--Description of Ratings....................................................... A-1
   Appendix B--Proxy Voting Policies and Procedures......................................... B-1

                                   THE TRUST


   One Group Mutual Funds (the "TRUST") is an open-end management investment company. The Trust was formed as a Massachusetts Business Trust on May 23, 1985. The Trust changed its name from The One Group(R) to One Group Mutual Funds in March, 1999. The Trust consists of fifty-two series of units of beneficial interest ("SHARES") each representing interests in one of the following separate investment portfolios ("FUNDS"):



      Money Market Funds: The U.S. Treasury Securities Money Market Fund (formerly, the U.S. Treasury Money Market Portfolio), the Prime Money Market Fund, the Municipal Money Market Fund (formerly, the Tax-Free Obligations Portfolio), the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund (formerly, Pegasus Michigan Municipal Money Market Fund), and the U.S. Government Securities Money Market Fund (these six Funds being collectively referred to as the "MONEY MARKET FUNDS"),



      Equity Funds: The Equity Income Fund (formerly, the Income Equity Fund), the Mid Cap Value Fund (formerly, the Disciplined Value Fund), the Mid Cap Growth Fund (formerly, the Growth Opportunities Fund and the Small Company Growth Fund), the Equity Index Fund, the International Equity Index Fund, the Large Cap Value Fund (formerly, the Large Company Value Fund and the Quantitative Equity Portfolio), the Large Cap Growth Fund (formerly, the Large Company Growth Fund), the Balanced Fund (formerly, the Asset Allocation Fund and the Flexible Balanced Portfolio), the Diversified Equity Fund (formerly, the Value Growth Fund), the Small Cap Growth Fund (formerly, the Small Capitalization Fund and the Gulf South Growth Fund), the Small Cap Value Fund (formerly, Pegasus Small-Cap Opportunity Fund), the Diversified Mid Cap Fund (formerly, Pegasus Mid-Cap Opportunity Fund), the Diversified International Fund (formerly, Pegasus International Equity Fund), the Market Expansion Index Fund (formerly, Pegasus Market Expansion Index Fund), the Technology Fund, the Health Sciences Fund, the Market Neutral Fund, and the Real Estate Fund (these eighteen Funds being collectively referred to as the "EQUITY FUNDS"),


      Bond Funds: The Intermediate Bond Fund, the Income Bond Fund, the Government Bond Fund, the Ultra Short-Term Bond Fund (formerly the Ultra Short-Term Income Fund and the Government ARM Fund), the Short-Term Bond Fund (formerly, the Limited Volatility Bond Fund), the Treasury & Agency Fund, the High Yield Bond Fund (formerly, the Income Fund), the Bond Fund (formerly, Pegasus Bond Fund), and the Mortgage-Backed Securities Fund (these nine Funds being collectively referred to as the "BOND FUNDS"),

      Municipal Bond Funds: The Intermediate Tax-Free Bond Fund, the Municipal Income Fund (formerly the Tax-Free Bond Fund), the Tax-Free Bond Fund (formerly, Pegasus Municipal Bond Fund), the Short-Term Municipal Bond Fund (formerly, Pegasus Short Municipal Bond Fund), the Ohio Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Arizona Municipal Bond Fund, the Louisiana Municipal Bond Fund, and the Michigan Municipal Bond Fund (formerly, Pegasus Michigan Municipal Bond
   Fund) (these ten Funds being collectively referred to as the "MUNICIPAL BOND FUNDS"),


      Institutional Money Market Funds: The Treasury Only Money Market Fund, the Government Money Market Fund, the Institutional Prime Money Market Fund, the Institutional Tax-Free Money Market Fund, and the Institutional Prime Plus Money Market Fund (these five Funds being collectively referred to as the "INSTITUTIONAL MONEY MARKET FUNDS"), and



      Funds of Funds: The Investor Growth Fund, the Investor Growth & Income Fund, the Investor Balanced Fund, and the Investor Conservative Growth Fund (these four Funds being collectively referred to as the "FUNDS OF FUNDS").



      Municipal Funds: The Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, the Institutional Tax-Free Money Market Fund, and the Municipal Bond Funds are also referred to as the "MUNICIPAL FUNDS."


      International Funds: The Diversified International Fund and the International Equity Index Fund are also referred to as the "INTERNATIONAL FUNDS."

   Diversification. All of the Trust's Funds are diversified, as defined under the Investment Company Act of 1940, as amended (the "1940 ACT"), except the following which are non-diversified:

1. the Ohio Municipal Bond Fund,

2. the Kentucky Municipal Bond Fund,

3. the West Virginia Municipal Bond Fund,

4. the Arizona Municipal Bond Fund,

5. the Michigan Municipal Bond Fund,

6. the Michigan Municipal Money Market Fund,

7. the Ohio Municipal Money Market Fund,

8. the Louisiana Municipal Bond Fund,

9. the Technology Fund,


10. the Health Sciences Fund, and



11. the Real Estate Fund.


   Share Classes. Shares in the Funds of the Trust (other than the Institutional Money Market Funds and the Money Market Funds) are generally offered in four separate classes: Class I Shares, Class A Shares, Class B Shares and Class C Shares. The following chart shows the share classes offered (or which are anticipated to be offered) by each of the Funds as of the date of this Statement of Additional Information:

                                                                   Service                 Administrative
FUND                                       Class A Class B Class C  Class  Class S Class I     Class
----                                       ------- ------- -------  -----  ------- -------     -----
1.Small Cap Growth........................    X       X       X                       X
2.Small Cap Value.........................    X       X       X                       X
3.Mid Cap Growth..........................    X       X       X                       X
4.Mid Cap Value...........................    X       X       X                       X
5.Diversified Mid Cap.....................    X       X       X                       X
6.Large Cap Growth........................    X       X       X                       X
7.Large Cap Value.........................    X       X       X                       X
8.Equity Income...........................    X       X       X                       X
9.Diversified Equity......................    X       X       X                       X
10.Balanced...............................    X       X       X                       X
11.Equity Index...........................    X       X       X                       X
12.Market Expansion Index.................    X       X       X                       X
13.International Equity Index.............    X       X       X                       X
14.Diversified International..............    X       X       X                       X
15.Technology.............................    X       X       X                       X
16.Health Sciences........................    X       X       X                       X
17.Short-Term Bond........................    X       X       X                       X
18.Investor Growth........................    X       X       X                       X
19.Investor Growth & Income...............    X       X       X                       X
20.Investor Balanced......................    X       X       X                       X
21.Investor Conservative Growth...........    X       X       X                       X
22.Ultra Short-Term Bond..................    X       X       X                       X
23.Intermediate Bond......................    X       X       X                       X
24.Bond...................................    X       X       X                       X
25.Income Bond............................    X       X       X                       X
26.Government Bond........................    X       X       X                       X
27.Treasury & Agency......................    X       X                               X
28.High Yield Bond........................    X       X       X                       X
29.Short-Term Municipal Bond..............    X       X       X                       X
30.Intermediate Tax-Free Bond.............    X       X                               X
31.Tax-Free Bond..........................    X       X                               X
32.Municipal Income.......................    X       X       X                       X
33.Arizona Municipal Bond.................    X       X                               X
34.Kentucky Municipal Bond................    X       X                               X
35.Louisiana Municipal Bond...............    X       X                               X
36.Michigan Municipal Bond................    X       X                               X
37.Ohio Municipal Bond....................    X       X                               X
38.West Virginia Municipal Bond...........    X       X                               X
39.Prime Money Market.....................    X       X       X       X**             X
40.U.S. Treasury Securities Money Market..    X       X       X       X**             X
41.Municipal Money Market.................    X               X*      X**             X
42.Michigan Municipal Money Market........    X               X*      X*              X
43.Ohio Municipal Money Market............    X               X*      X*              X
44.U.S. Government Securities Money Market    X               X*      X*              X
45.Institutional Prime Money Market.......                                    X       X          X
46.Treasury Only Money Market.............                                    X       X          X
47.Government Money Market................                                    X       X          X
48.Mortgage-Backed Securities.............    X                                       X
49.Market Neutral.........................    X       X       X                       X
50.Institutional Tax-Free Money Market....                                    X*      X*         X*
51.Institutional Prime Plus Money Market..                                    X*      X*         X*
52.Real Estate............................    X*      X*      X*                      X*


* As of the date of this Statement of Additional Information, the shares had not commenced operations.
** These shares are no longer operational.

   Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in a particular class of Shares of a Fund should be made without first reading that Fund's Prospectus.

   Pegasus Consolidation. In March, 1999, the Funds of the Trust consolidated with the Pegasus Funds pursuant to an Agreement and Plan of Reorganization. Except for the Funds listed below, One Group Mutual Funds are considered to be the surviving funds for accounting purposes. The following list shows the name of the former Pegasus funds that are considered to be the surviving funds for accounting purposes and the current name of such Funds:

 Name of Former Pegasus Fund            One Group Mutual Funds' Name

 1. Pegasus Multi-Sector Bond Fund      1. the Income Bond Fund

 2. Pegasus Intermediate Bond Fund      2. the Intermediate Bond Fund

 3. Pegasus Small-Cap Opportunity Fund  3. the Small Cap Value Fund

 4. Pegasus Mid-Cap Opportunity Fund    4. the Diversified Mid Cap Fund

 5. Pegasus International Equity Fund   5. the Diversified International Fund

 6. Pegasus Market Expansion Index Fund 6. the Market Expansion Index Fund

 7. Pegasus Bond Fund                   7. the Bond Fund

 8. Pegasus Short Municipal Bond Fund   8. the Short-Term Municipal Bond Fund

 9. Pegasus Municipal Bond Fund         9. the Tax-Free Bond Fund

 10. Pegasus Michigan Municipal Bond
     Fund                               10. the Michigan Municipal Bond Fund

 11. Pegasus Michigan Municipal Money   11. the Michigan Municipal Money
     Market Fund                            Market Fund

   These 11 Funds are collectively referred to as the PREDECESSOR FUNDS. Individual Predecessor Funds are identified in this Statement of Additional Information by their One Group Mutual Funds' names.

                      INVESTMENT OBJECTIVES AND POLICIES

   The following policies supplement each Fund's investment objective and policies as set forth in the respective Prospectus for that Fund. The Funds are advised by Banc One Investment Advisors Corporation ("BANC ONE INVESTMENT ADVISORS" or the "ADVISOR"). In addition, Banc One High Yield Partners, LLC (the "HIGH YIELD SUB-ADVISOR" or the "SUB-ADVISOR") serves as sub-advisor for the Income Bond Fund and the High Yield Bond Fund. When this Statement of Additional Information indicates that an action or determination may be taken or made by Banc One Investment Advisors, such action or determination may be taken or made with respect to the Income Bond Fund or the High Yield Bond Fund by the High Yield Sub-Advisor subject to the supervision of Banc One Investment Advisors.

Additional Information on Fund Instruments

Asset-Backed Securities

   Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

   Prepayment Risks. The issuers of asset-backed securities may be able to repay principal in advance if interest rates fall. Also, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. If asset-backed securities are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. In addition, potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

Bank Obligations

   Bank obligations consist of bankers' acceptances, certificates of deposit, and time deposits.

   Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by a Fund, a bankers' acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).

   Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. To be eligible for purchase by a Fund, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, in each case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion.


   Some of the Funds may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States. The Funds may also invest in yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Certain Funds may also invest in obligations (including banker's acceptances and certificates of deposit) denominated in foreign currencies (see "Foreign Investments" herein).


   Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks or savings and loan associations from which a Fund could purchase certificates of deposit. All of the Funds may utilize Demand Deposits in connection with their day-to-day operations.

Commercial Paper

   Commercial paper consists of promissory notes issued by corporations. Although such notes are generally unsecured, the Funds may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Funds only purchase commercial paper that meets the following criteria:


   Bond Funds. The Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund, the Ultra Short-Term Bond Fund, and the Mortgage-Backed Securities Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one Nationally Recognized Statistical Rating Organization ("NRSRO") (such as A-2 or better by Standard & Poor's Corporation ("S&P"), Prime-2 or better by Moody's Investors Service, Inc. ("MOODY'S") or F2 or better by Fitch Ratings ("FITCH")) or if unrated, determined by Banc One Investment Advisors to be of comparable quality. The High Yield Bond Fund and the Income Bond Fund may purchase commercial paper in any rating category by at least one NRSRO, or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.



   Municipal Bond Funds. The Municipal Bond Funds may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, Prime-2 or better by Moody's or F2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality. If commercial paper has both a long-term and a short-term rating, it must have either a long-term investment grade rating or be rated in one of the two highest short-term investment grade categories.



   Money Market Funds. The Money Market Funds (other than the U.S. Treasury Securities Money Market Fund and the U.S. Government Securities Money Market
   Fund) may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, Prime-2 or better by Moody's or F2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.



   Institutional Money Market Funds. The Institutional Prime Money Market Fund, the Institutional Tax-Free Money Market Fund, and the Institutional Prime Plus Money Market Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, Prime-2 or better by Moody's or F2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.


   Equity Funds. The Equity Funds may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, Prime-2 or better by Moody's or F-2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

   Some of the above Funds may also invest in Canadian commercial paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

Common Stock

   Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors. (Equity securities such as common stock will generally comprise no more than 10% of the High Yield Bond Fund's total assets).

Convertible Securities

   Convertible securities are similar to both fixed income and equity securities. Convertible securities may be issued as bonds or preferred stock. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Funds base their selection of convertible securities, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Fund to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, a Fund may hold such common stock in its portfolio even if it does not invest in common stock.

Demand Features

   Some of the Funds may acquire securities that are subject to puts and standby commitments ("DEMAND FEATURES") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.

   Under a "STAND-BY COMMITMENT," a dealer would agree to purchase, at a Fund's option, specified securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. A Fund will generally limit its investments in stand-by commitments to 25% of its total assets.

   The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemption requests and remain as fully invested as possible.

Exchange Traded Funds


   Certain of the Funds may invest in Exchange Traded Funds ("ETFs"). Exchange Traded Funds are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. Broad based ETFs typically track a broad group of stocks from different industries and market sectors. For example, iShares S&P 500 Index Fund and Standard and Poor's Depositary Receipts are ETFs that track the S&P 500. Sector ETFs track companies represented in related industries within a sector of the economy. For example, iShares Dow Jones U.S. Healthcare Sector Index Fund is a sector ETF that tracks the Dow Jones Healthcare sector. International ETFs track a group of stocks from a specific country. For example, iShares MSCI-Australia tracks the Morgan Stanley Capital International Index for Australia Stocks.


   ETFs also may hold a portfolio of debt securities. For example, iShares Lehman 1-3 Year Treasury Bond Fund invests in a portfolio of publically issued, U.S. Treasury securities designed to track the Lehman Brothers 1-3 Year Treasury Index. Similarly, iShares GS $ Investor Corporate Bond Fund is designed to track a segment of the U.S. investment grade corporate bond market as defined by the GS $ Investop Index.

   ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. ETFs are traded on an exchange, and, in some cases may not be redeemed. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.

   The investment vehicles issuing ETFs are not actively managed. Rather, the investment vehicle's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.

   Select sector ETFs and other types of ETFs continue to be developed. As new products are developed, the Funds may invest in them.

   A Fund will limit its investments in any one issue of ETFs to 5% of the Fund's total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Fund's investments in all ETFs will not exceed 10% of the Fund's total assets, when aggregated with all other investments in investment companies.

Foreign Investments


   Some of the Funds may invest in certain obligations or securities of foreign issuers. Possible investments include equity securities and debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs"). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs and GDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs and GDRs.


Risk Factors of Foreign Investments

   Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

   Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.


   Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment, and engage in business practices, different from those of domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.


   Currency Risk. Foreign securities are typically denominated in foreign currencies. The value of a Fund's investments denominated in foreign currencies and any funds held in foreign currencies will be affected by:

       .  Changes in currency exchange rates;

       .  The relative strength of those currencies and the U.S. dollar; and

       .  Exchange control regulations.

   Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to Shareholders by a Fund. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets. Accordingly, the ability of the International Funds to achieve their investment objective may depend, to a certain extent, on exchange rate movements.

   By investing in foreign securities, the International Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by a Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic equity and debt securities, will provide a source of increased diversification.

   The International Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends.

       . The international investments of the International Equity Index Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by one of the Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

       . The Diversified International Fund invests primarily in the securities of companies located in Europe, Asia and Latin America. The Fund may also invest in other regions and countries that present attractive investment opportunities, including developing countries. Because the Fund may invest over 25% of its total assets in a single country, political and economic developments in that country will have a greater impact on the performance of the Fund than would be the case if the Fund were more widely diversified.

   Limitations on the Use of Foreign Investments. Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Equity Funds (with the exception of the International Funds and the Market Expansion Index Fund) and the Income Bond, the High Yield Bond, the Bond, the Short-Term Bond Fund, and the Mortgage-Backed Securities Fund. Investments in foreign obligations or securities shall not exceed 10% of the net assets of the Market Expansion Index Fund.

Foreign Currency Transactions

   The International Funds may engage in various strategies to hedge against interest rate and currency risks. These strategies may consist of use of any of the following, some of which also have been described above: options on Fund positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and interest rate and currency swaps, caps and floors. The International Funds may engage in such transactions in both U.S. and non-U.S. markets. To the extent a Fund enters into such transactions in markets other than in the United States, a Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described above with respect to the Fund's investments in foreign securities. The International Funds may enter into such transactions only in connection with hedging strategies.

   While a Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that a Fund's hedging transactions will be effective. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in interest rates or currency exchange rates occur.

   The International Funds are authorized to deal in forward foreign exchange between currencies of the different countries in which the Fund will invest and multi-national currency units as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements entered into in the interbank market to purchase or sell one specified currency for another currency at a specified future date (up to one year) and price at the time of the contract. Each International Fund's dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions.

   Transaction Hedging. When the International Funds engage in transaction hedging, they enter into foreign currency transactions with respect to specific receivables or payables of the Funds generally arising in connection with the purchase or sale of their portfolio securities. The International Funds will engage in transaction hedging when they desire to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the International Funds will attempt to protect themselves against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

   The International Funds may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The International Funds may also enter into contracts to purchase or sell foreign currencies at a future date ("FORWARD CONTRACTS"). Although there is no current intention to do so, the International Funds reserve the right to purchase and sell foreign currency futures contracts traded in the United States and subject to regulation by the Commodity Futures Trading Commission ("CFTC").

   For transaction hedging purposes, the International Funds may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

   Position Hedging. When engaging in position hedging, the International Funds will enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which their portfolio securities are denominated or an increase in the value of currency for securities which Banc One Investment Advisors expects to purchase, when the Fund holds cash or short-term investments. In connection with the position hedging, a Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. The International Funds may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC, although the International Funds have no current intention to do so.

   The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

   It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, the International Funds may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

   Although the International Funds have no current intention to do so, the International Funds may write covered call options on up to 100% of the currencies in its portfolio to offset some of the costs of hedging against fluctuations in currency exchange rates.

   Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the International Funds own or expect to purchase or sell. They simply seek to maintain an investment portfolio that is relatively neutral to fluctuations in the value of the U.S. dollar relative to major foreign currencies and establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the anticipated devaluation level.

   Forward Foreign Currency Exchange Contracts. The International Funds, for hedging purposes only, may purchase forward foreign currency exchange contracts, which involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancellable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

   The maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are entered into directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

   At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

   Foreign Currency Futures Contracts. The International Funds may purchase foreign currency futures contracts. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Fund will enter into foreign currency futures contracts solely for bona fide hedging or other appropriate risk management purposes as defined in CFTC regulations.

   When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions.

   Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligation.

   Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

   When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

   In addition to the margin requirements discussed above, transactions in currency futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the "SEC"). Under those requirements, where a Fund has a long position in a futures or forward contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures or forward contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures or forward contract, could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures or forward contract, it may cover by owning the instruments or currency underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures or forward contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures or forward contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments or currency underlying the futures or forward contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures or forward contract at a price no higher than the strike price of the call option sold by the Fund.

   At the maturity of a futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

   Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the International Funds intend to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

   Foreign Currency Options. The International Funds may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

   A Fund is authorized to purchase or sell listed foreign currency options, and currency swap contracts as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities (including securities denominated in the ECU) owned by the Fund, sold by the Fund but not yet delivered, committed or anticipated to be purchased by the Fund, or in transaction or cross-hedging strategies. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-dominated security. In such circumstances, for example, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund also may sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a "straddle"). By selling such call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar.


   Certain differences exist between these foreign currency hedging instruments. Foreign currency options provide the holder thereof the right to buy or to sell a currency at a fixed price on a future date. Listed options are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party contracts and have negotiated strike prices and expiration dates. Options on futures contracts are traded on boards of trade or futures exchanges. Currency swap contracts are negotiated two party agreements entered into in the interbank market whereby the parties exchange two foreign currencies at the inception of the contract and agree to reverse the exchange at a specified future time and at a specified exchange rate. The International Funds will not speculate in foreign currency options, futures or related options or currency swap contracts. Accordingly, the International Funds will not hedge a currency substantially in excess (as determined by Banc One Investment Advisors) of the market value of the securities denominated in such currency which they own, the expected acquisition price of securities which they have committed or anticipate to purchase which are denominated in such currency, and, in the cases of securities which have been sold by a Fund but not yet delivered, the proceeds thereof in its denominated currency. Further, the International Funds will segregate, at their custodian or sub-custodians, U.S. government or other high quality liquid securities having a market value representing any subsequent net decrease in the market value of such hedged positions including net positions with respect to cross-currency hedges. The International Funds may not incur potential net liabilities with respect to currency and securities positions, including net liabilities with respect to cross-currency hedges, of more than 33 1/3% of their total assets from foreign currency options, futures, related options and forward currency transactions.


   The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

   There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

   Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

   Other Foreign Currency Hedging Strategies. New options and futures contracts and other financial products, and various combinations thereof, continue to be developed, and the International Funds may invest in any such options, contracts and products as may be developed to the extent consistent with the Fund's investment objective and the regulatory requirements applicable to investment companies, and subject to the supervision of the Trust's Board of Trustees.

   Risk Factors in Hedging Transactions

   Imperfect Correlation. Foreign currency hedging transactions present certain risks. In particular, the variable degree of correlation between price movements of the instruments used in hedging strategies and price movements in the security being hedged creates the possibility that losses on the hedge may be greater than gains in the value of a Fund's securities.

   Liquidity. In addition, these instruments may not be liquid in all circumstances. As a result, in volatile markets, the Funds may not be able to dispose of or offset a transaction without incurring losses. Although the contemplated use of hedging instruments should tend to reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these instruments could tend to limit any potential gain which might result from an increase in the value of such security.

   Judgment of the Advisor. Successful use of hedging instruments by the International Funds is subject to the ability of Banc One Investment Advisors to predict correctly movements in the direction of interest and currency rates and other factors affecting markets for securities. If the expectations of Banc One Investment Advisors are not met, a Fund would be in a worse position than if a hedging strategy had not been pursued. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its hedging positions. In addition, when hedging with instruments that require variation margin payments, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements.

   Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Thus, a Fund may have to sell securities at a time when it is disadvantageous to do so.

                          FUTURES AND OPTIONS TRADING

   Some of the Funds may enter into futures contracts, options, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested, reducing transaction costs, or managing interest rate risk.

Futures Contracts

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Funds only invest in futures contracts to the extent they could invest in the underlying instrument directly.

Margin Requirements

   The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:

  . are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded,

  . may be maintained in cash or certain other liquid assets by the Funds' custodian for the benefit of the FCM, and

  .   are similar to good faith deposits or performance bonds.

   Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM's other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which they do business and by depositing margin payments in a segregated account with the Trust's custodian.

SEC Segregation Requirements


   In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). However, segregation of assets is not required if a Fund "covers" a long position. For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).


Liquidity Impact of Margin and SEC Segregation Requirements

   Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to that Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

Limits on Futures Contracts

   The Funds intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that a Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, none of the Equity Funds will enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective Fund's total assets.

Purpose of Utilizing Futures


   A Fund's primary purpose in entering into futures contracts is to protect that Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

   If a Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of that Fund's interest rate futures contract will increase, thereby keeping the net asset value of that Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

   Risk Factors in Futures Transactions

      Liquidity. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.

      Risk of Loss. Futures contracts entail risks. Although the Funds believe that the use of such contracts will benefit the Funds, a Fund's overall performance could be worse than if such Fund had not entered into futures contracts if the Advisor's investment judgment proves incorrect. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

      The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the amount were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Funds will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

      Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests--for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities--which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

   Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

                               Options Contracts

   Some of the Funds may use options on securities or futures contracts to reduce investment risk. An option gives the buyer of the option the right (but not the obligation) to purchase a futures contract or security at a specified price (the "strike price"). The purchase price of an option is referred to as its "premium." Options have limited life spans, usually tied to the delivery or settlement date of the underlying futures contract or security. If an option is not exercised prior to its expiration, it becomes worthless. This means the buyer has lost the premium paid, while the seller (the "writer") has received a premium without being required to perform. Increased market volatility and relatively longer remaining life spans generally increase the value of options by increasing the probability of market swings favorable to the holder and unfavorable to the writer during the life of the option.

  . A CALL OPTION gives the buyer the right to purchase a security at a specified price (the "exercise price") at any time until a certain date. So long as the obligation of the writer of a call option continues, the writer may be required to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer closes the transaction by purchasing an option identical to that previously sold. To secure the writer's obligation under a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. A call option is "in-the-money" if the strike price is below current market levels and "out-of-the-money" if the strike price is above current market level.

  . A PUT OPTION gives the buyer the right to sell the underlying futures contract or security. The writer of a put option must purchase futures contracts or securities at a strike price if the option is exercised. A put option is "in-the-money" if the strike price is above current market levels and "out-of-the-money" if the strike price is below current market levels.

  . A COVERED OPTION is an option written by a party who owns the underlying position.

  .   AN OPENING TRANSACTION is the initial purchase or sale of an option.

  . A CLOSING TRANSACTION is a transaction which effectively ends an option writer's financial exposure to an existing option obligation. A closing transaction involves entering into an option contract that has the reverse effect of that being closed out. Such an option will be on the same security with the same exercise price and expiration date as the option contract originally opened. The premium which a Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was written, depending in large part upon the relative price of the underlying security at the time of each transaction. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security.

   Purchasing Call Options

   Certain Funds may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

   Writing (Selling) Covered Call Options

      Some of the Funds may write covered call options and purchase options to close out options previously written by the Fund. A Fund's purpose in writing covered call options is to generate additional premium income. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Generally, the Funds will write covered call options on securities which, in the opinion of the Advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns.


      Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked options, which a Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline.

      The security covering the call will be maintained in a segregated account with the Fund's custodian. Unlike one who owns a security not subject to an option, a Fund has no control over when it may be required to sell the underlying security, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. Thus, the security could be "called away" at a price substantially below the fair market value of the security. Additionally, when a security is called away, the Fund's turnover rate will increase, which would cause a Fund to incur additional brokerage expenses. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security.

   The Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging of its assets. Call options written by a Fund will normally have expiration dates of less than nine months from the date written.

   The premium received is the market value of an option. In determining whether a particular call option should be written, the Advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

   From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

   A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing transaction on a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

   Purchasing Put Options

   Certain Funds may also purchase put options to protect their portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by the transaction cost.

   Writing (Selling) Secured Puts

   Certain Funds may write secured puts. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of the security. If a secured put option expires unexercised, the writer realizes a gain in the amount of the premium.

   Engaging in Straddles and Spreads

   Certain Funds also may engage in straddles and spreads. In a straddle transaction, a Fund either buys a call and a put or sells a call and a put on the same security. In a spread, a Fund purchases and sells a call or a put. The Fund will sell a straddle when Banc One Investment Advisors or the Sub-Advisor believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline.

   Risk Factors in Options Transactions


      Risk of Loss in Purchasing Transactions. When a Fund purchases an option, it runs the risk of losing its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities. In addition, there may be imperfect or no correlation between the changes in market value of the securities held by the Funds and the prices of the options.


      Risk of Loss in Writing (Selling) Options. When it writes a covered call option, a Fund runs the risk that it will be forced to sell a security it owns at below its market value or, alternatively, incur a loss in otherwise extinguishing its obligation under the covered call option. When it writes a secured put option, a Fund runs the risk that it will be required to buy a security at above its market price or, alternatively, incur a loss in otherwise extinguishing its obligation under the secured put option.

      Judgment of Advisor. The successful use of the options strategies depends on the ability of the Advisor to assess interest rate and market movements correctly and to accurately calculate the fair price of the option. The effective use of options also depends on a Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. A Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, however, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

      Liquidity. If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A lack of liquidity may limit a Fund's ability to realize its profits or limit its losses.

      Market Restrictions. Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until option trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

       Foreign Investment Risks. Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign option markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

   Limitations on the use of Options

   Each Fund will limit the writing of put and call options to 25% of its net assets. Some Funds may enter into over-the-counter option transactions. There will be an active over-the-counter market for such options which will establish their pricing and liquidity. Broker-dealers with whom the Trust will enter into such option transactions shall have a minimum net worth of $20,000,000.


Government Securities

   Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when Banc One Investment Advisors or the Sub-Advisor believes that the credit risk with respect thereto is minimal.

   The Bond Funds may invest in all types of securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac including without limitation funding notes and subordinated benchmark notes. For example, the Bond Funds may invest in Fannie Mae's Subordinated Benchmark Notes(R) ("Fannie Mae Subordinated Notes"). The Bond Funds generally will only purchase Fannie Mae Subordinated Notes rated in one of the three highest rating categories or, if unrated, determined to be of comparable quality by Banc One Investment Advisors. Fannie Mae Subordinated Notes will be unsecured and subordinated and will rank junior in priority to all existing and future liabilities of Fannie Mae, other than those liabilities that by their terms expressly rank equal with or junior to Fannie Mae Subordinated Notes. If capital ratios fall below certain levels, Fannie Mae will cease paying (but not accruing) interest until such capital ratios are restored. Like other securities issued by Fannie Mae, Fannie Mae Subordinated Notes are not guaranteed by the U.S. government. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, see "Investment Objectives and Policies--Mortgage-Related Securities" in this Statement of Additional Information.

High Quality Investments with Regard to the Money Market and Institutional Money Market Funds


   The Money Market Funds and Institutional Money Market Funds may invest only in obligations determined by Banc One Investment Advisors to present minimal credit risks under guidelines adopted by the Trust's Board of Trustees.


   The U.S. Treasury Securities Money Market Fund and the Treasury Only Money Market Fund may only invest in U.S. Treasury bills, notes and other U.S. Treasury obligations issued or guaranteed by the U.S. government. Some of the securities held by the U.S. Treasury Securities Money Market Fund may be subject to repurchase agreements.


   The U.S. Government Securities Money Market Fund and the Government Money Market Fund invests exclusively in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.


   With regard to the Money Market Funds and the Institutional Money Market Funds, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs or (iii) do not possess a rating (i.e., are unrated) but are determined by Banc One Investment Advisors to be of comparable quality to the rated instruments eligible for purchase by the Trust under guidelines adopted by the Board of Trustees (collectively, "ELIGIBLE SECURITIES"). A security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by Banc One Investment Advisors to be comparable in priority and security to the obligation selected for purchase by the Trust.

   A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by Banc One Investment Advisors to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by Banc One Investment Advisors. A security which at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the top three highest rating categories.

   Eligible Securities include First-Tier Securities and Second-Tier Securities. First-Tier Securities include those that possess a rating in the highest category, in the case of a single-rated security, or at least two ratings in the highest rating category, in the case of multiple-rated securities, or, if the securities do not possess a rating, are determined to be of comparable quality by Banc One Investment Advisors pursuant to the guidelines adopted by the Board of Trustees. Second-Tier Securities are all other Eligible Securities.


   Each Money Market Fund (other than the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Money Market Fund) and each Institutional Money Market Fund (other than the Institutional Tax-Free Money Market Fund) will not invest more than 5% of its total assets in the First Tier Securities of any one issuer (as defined by or permitted under Rule 2a-7). In addition, each Fund (other than the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Institutional Tax-Free Money Market Fund) may not invest more than 5% of its total assets in Second Tier Securities, with investment in the Second Tier Securities of any one issuer further limited to the greater of 1% of the Fund's total assets or $1 million. The Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, the Municipal Money Market Fund, and the Institutional Tax-Free Money Market Fund may not invest more than 5% of their total assets in Second Tier Conduit Securities, with investment in the Second Tier Conduit Security of one issuer further limited to the greater of 1% of the Fund's total assets or $1 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's assets or a subsequent change in a security's qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of a Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and, with respect to each Money Market Fund and each Institutional Money Market Fund (other than the Treasury Only Money Market Fund), repurchase agreements fully collateralized by such obligations.


   Under the guidelines adopted by the Trust's Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, Banc One Investment Advisors may be required to promptly dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

   A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

High Yield/High Risk Securities/Junk Bonds


   Some of the Funds may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high risk investments. The risks include the following:


      Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities may be less creditworthy, highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.

      Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile.

      Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

      Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, a Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer's financial condition is deteriorating.


      High Yield Bond Market. In 2000, 2001 and 2002, the default rate for high yield securities has significantly increased when compared with prior periods. For the nine month period ending September 30, 2003, the default rate for high yield securities was 3.70%./1/ Economic downturn, continued volatility in the capital markets or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.


      Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

      New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund's investments in lower rated securities.

   High yield, high risk investments may include the following:

      Straight fixed-income debt securities. These include bonds and other debt obligations which bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

      Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

      Zero-fixed-coupon debt securities. These are zero-coupon debt securities which convert on a specified date to interest-bearing debt securities.

      Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.

      Private Placements. These are bonds sold directly to a small number of investors, usually institutional, without registration under the Securities Act of 1933.

      Convertible Securities. These are bonds or preferred stock that convert to common stock.

      Preferred Stock. These are stocks that generally pay a dividend at a specified rate and which have preference over common stock in the payment of dividends and in liquidation.

      Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of the less developed countries ("LDCs").

      Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Funds may hold such common stock and other securities even if they do not invest in such securities.

   This foregoing list is not definitive. The prospectus and this Statement of Additional Information list additional types of permissible investments. Such investments may be purchased by some of the Funds even if they are classified as non-investment grade securities.




1. Source:  Moody's Investors Services.

Index Investing by the Equity Index, Market Expansion Index and International Equity Index Funds

   Equity Index Fund. The Equity Index Fund attempts to track the performance of the S&P 500 Index (the "INDEX") to achieve a correlation between the performance of the Fund and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by Standard & Poor's Corporation ("S&P") and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

   S&P chooses the stocks to be included in the Index largely on a statistical basis. Inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment. The Index is determined, composed and calculated by S&P without regard to the Equity Index Fund. S&P is neither a sponsor of, nor in any way affiliated with the Equity Index Fund, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Equity Index Fund or as to the ability of the Index to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included in the Index. "S&P 500" is a service mark of S&P.

   The weights of stocks in the Index are based on each stock's relative total market value, i.e., market price per share times the number of Shares outstanding. Because of this weighting, approximately 50% of the Index is currently composed of the 50 largest companies in the Index, and the Index currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange. Typically, companies included in the Index are the largest and most dominant firms in their respective industries.

   Banc One Investment Advisors generally selects stocks for the Equity Index Fund in the order of their weights in the Index beginning with the heaviest weighted stocks. The percentage of the Equity Index Fund's assets to be invested in each stock is approximately the same as the percentage it represents in the Index. No attempt is made to manage the Equity Index Fund in the traditional sense using economic, financial and market analysis. The Equity Index Fund is managed using a computer program to determine which stocks are to be purchased and sold to replicate the Index to the extent feasible. From time to time, administrative adjustments may be made in the Fund because of changes in the composition of the Index, but such changes should be infrequent.


   Market Expansion Index Fund. The Market Expansion Index Fund invests in stocks of medium-sized and small U.S. companies that are included in the Standard & Poor's SmallCap 600 Index and the Standard & Poor's MidCap 400 Index (the "INDICES") and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined Indices. Because the Fund uses an enhanced index strategy, not all of the stocks in the Indices are included in the Fund and the Fund's position in an individual stock may be overweighted or underweighted when compared to the Indices. Nonetheless, the Fund, under normal circumstances, will hold 80% or more of the stocks in the combined Indices in order to closely replicate the performance of the combined Indices. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the combined Indices of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the combined Indices. The Fund's ability to correlate its performance with the combined Indices, however, may be affected by, among other things, changes in securities markets, the manner in which the Indices are calculated by S&P and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select other indices if such a standard of comparison is deemed to be more representative of the performance of common stocks.


   The Indices are determined, composed and calculated by S&P without regard to the Market Expansion Index Fund. S&P is neither a sponsor of, nor in any way affiliated with the Market Expansion Index Fund, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Market Expansion Index Fund or as to the ability of the Indices to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein.

   International Equity Index Fund. It is anticipated that the indexing approach that will be employed by the International Equity Index Fund will be an effective method of substantially tracking percentage changes in the Gross Domestic Product ("GDP") weighted MSCI EAFE Index (the "INTERNATIONAL INDEX"). The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the International Index of at least 0.90, without taking into account expenses. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the International Index in both rising and falling markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the International Index. The Fund's ability to correlate its performance with the International Index, however, may be affected by, among other things, changes in securities markets, the manner in which the International Index is calculated by Morgan Stanley Capital International ("MSCI") and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

   MSCI computes and publishes the International Index. MSCI also computes the country weights which are established based on annual GDP data. Gross Domestic Product is defined as a country's Gross National Product, or total output of goods and services, adjusted by the following two factors: net labor income (labor income of domestic residents working abroad less labor income of foreigners working domestically) plus net interest income (interest income earned from foreign investments less interest income earned from domestic investments by foreigners). Country weights are thus established in proportion to the size of their economies as measured by Gross Domestic Product, which results in a more uniform distribution of capital across the EAFE markets than if capitalization weights were used as the basis. The country weights within the International Index are systematically rebalanced annually to the most recent GDP weights.

   MSCI chooses the stocks to be included in the International Index largely on a statistical basis. Inclusion of a stock in the International Index in no way implies an opinion by MSCI as to its attractiveness as an investment. The International Index is determined, composed and calculated by MSCI without regard to the International Equity Index Fund. MSCI is neither a sponsor of, nor in any way affiliated with the International Equity Index Fund, and MSCI makes no representation or warranty, expressed or implied on the advisability of investing in the International Equity Index Fund or as to the ability of the International Index to track general stock market performance, and MSCI disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the International Index or any data included therein. "MSCI EAFE Index" is a service mark of MSCI.

Impact of Initial Public Offerings on Smaller Funds

   Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A smaller Fund may not experience similar performance as its assets grow.

Investment Company Securities

   Some of the Funds may invest up to 5% of their total assets in the securities of any one investment company (another mutual fund), but may not own more than 3% of the outstanding securities of any one investment company or invest more than 10% of their total assets in the securities of other investment companies. These limits do not apply to the Funds of Funds. Other investment company securities may include securities of a money market fund of the Trust, and securities of other money market funds for which Banc One Investment Advisors or its affiliate serves as investment advisor or administrator. Because other investment companies employ an investment advisor, such investments by the Funds may cause Shareholders to bear duplicate fees. Banc One Investment Advisors will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust and in other funds advised by Banc One Investment Advisors.

Loan Participations and Assignments

   Some of the Funds may invest in fixed and floating rate loans ("Loans"). Loans are typically arranged through private negotiations between borrowers (which may be corporate issuers or issuers of sovereign debt obligations) and one or more financial institutions ("Lenders"). Generally, the Funds invest in Loans by purchasing Loan Participations ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties.

   Typically, a Fund will have a contractual relationship only with the Lender and not with the borrower when it purchases a Participation. In contrast, a Fund has direct rights against the borrower on the Loan when it purchases an Assignment. Because

Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

   Limitations on Investments in Loan Participations and Assignments. Loan participations and assignments may be illiquid. As a result, a Fund will invest no more than 15% (10% for the Money Market Funds and Institutional Money Market Funds) of its net assets in these investments. If a government entity is a borrower on a Loan, the Fund will consider the government to be the issuer of a Participation or Assignment for purposes of a Fund's fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).

   Risk Factors of Loan Participations and Assignments. A Fund may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party. Because there is no liquid market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular Assignments or Participations when necessary to meet a Fund's liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to those securities when valuing the Fund's securities and calculating its net asset value.

Mortgage-Related Securities

   Mortgage-Backed Securities (CMOs and REMICs). Mortgage-backed securities include collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). (A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invests in certain mortgages principally secured by interests in real property and other permitted investments).

   Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

  .   various governmental agencies such as Ginnie Mae;

  .   government-related organizations such as Fannie Mae and Freddie Mac;

  . non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. (Non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

   There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

      Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae's guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

      Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

      Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any

   Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

   CMOs and guaranteed REMIC pass-through certificates ("REMIC CERTIFICATES") issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the "MORTGAGE ASSETS"). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

      Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

      Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as "Gold PCs."

      Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

   REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

   CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

   The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

   Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and "parallel pay" CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

   A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-BONDS"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC CERTIFICATES"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit- related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

   Limitations on the use of Mortgage-Backed Securities

      Equity Funds. The Balanced Fund, the Small Cap Value Fund, the Diversified Mid Cap Fund, the Technology Fund, and the Diversified International Fund may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through Securities that are rated in one of three highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.

      Bond Funds. The Government Bond Fund and the Treasury & Agency Fund may only invest in mortgage-backed securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The other Bond Funds that invest in mortgage-backed securities may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Government Bond Fund and the Treasury & Agency Fund may invest in mortgage-backed securities that are rated in one of the three highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality. The Short-Term Bond Fund, the Ultra Short-Term Bond Fund, the Intermediate Bond Fund, the Mortgage-Backed Securities Fund, and the Bond Fund may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisor to be of comparable quality. The Income Bond Fund and the High Yield Bond Fund can invest in mortgage-backed securities in ANY rating category.

      Municipal Bond Funds. The Municipal Bond Funds may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisor to be of comparable quality.

      Money Market Funds. The Money Market Funds that invest in mortgage-backed securities may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Prime Money Market Fund, the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Michigan Municipal Money Market Fund may invest in mortgage-backed securities that are rated in one of the two highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.


      Institutional Money Market Funds. The Institutional Prime Money Market Fund, the Institutional Tax-Free Money Market Fund, and the Institutional Prime Plus Money Market Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities, or by private issuers including Guaranteed CMOs and REMIC pass-through securities. With respect to the Institutional Prime Money Market Fund, the Institutional Tax-Free Money Market Fund, and the Institutional Prime Plus Money Market Fund, mortgage-backed securities must be rated in one of the two highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality. The Government Money Market Fund and the Treasury Only Money Market Fund may not invest in mortgage-backed securities.


   Mortgage Dollar Rolls. Some of the Funds may enter into Mortgage Dollar Rolls in which the Funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will hold and maintain a segregated account until the settlement date. The segregated account will contain cash or liquid securities in an amount equal to the forward purchase price. The Funds benefit to the extent of:

  . any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop"); or

  . fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase.

   Unless such benefits exceed the income, capital appreciation or gains on the securities sold as part of the mortgage dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of mortgage dollar rolls. The benefits of mortgage dollar rolls may depend upon Banc One Investment Advisors' ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Funds currently intend to enter into mortgage dollar rolls that are accounted for as a financing transaction. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

   Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities ("SMBS") are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets ("IOs"), while the other class will receive all of the principal ("POs"). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

   In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

      Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may lose money on investments in SMBS.

      Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

      Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

      Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. Banc One Investment Advisors will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

   The Bond Funds (other than the Treasury & Agency Fund), the Municipal Bond Funds, and the Balanced Fund may invest in SMBS to enhance revenues or hedge against interest rate risk. The Funds may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Funds' limitations on investments in illiquid securities.


   Adjustable Rate Mortgage Loans. The Bond Funds and the Balanced Fund may invest in adjustable rate mortgage loans ("ARMs"). The Treasury & Agency Fund may buy only government ARMs. ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the "MORTGAGE INTEREST RATES") may be subject to periodic adjustment based on changes in the applicable index rate (the "INDEX RATE"). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

   Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the "MAXIMUM ADJUSTMENT"). Other ARMs ("NEGATIVELY AMORTIZING ARMs") may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or "accelerated amortization") further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

   Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

   There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund's portfolio and therefore in the net asset value of the Fund's shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

   In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to "lock-in" a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

   Other factors affecting prepayment of ARMs include changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions.

   Risks Factors of Mortgage-Related Securities

      Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

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

      Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

      Market Value. The market value of the Fund's adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

      Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund's principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

      Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Municipal Securities

   Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as:

    1. bridges,

    2. highways,

    3. roads,

    4. schools,

    5. waterworks and sewer systems, and

    6. other utilities.

Other public purposes for which Municipal Securities may be issued include:

    1. refunding outstanding obligations,

    2. obtaining funds for general operating expenses and

    3. obtaining funds to lend to other public institutions and facilities.

   In addition, certain debt obligations known as "PRIVATE ACTIVITY BONDS" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:

    1. water, sewage and solid waste facilities,

    2. qualified residential rental projects,

    3. certain local electric, gas and other heating or cooling facilities,

    4. qualified hazardous waste facilities,

    5. high-speed intercity rail facilities,

    6. governmentally-owned airports, docks and wharves and mass transportation facilities,

    7. qualified mortgages,

    8. student loan and redevelopment bonds, and

    9. bonds used for certain organizations exempt from Federal income taxation.

   Certain debt obligations known as "INDUSTRIAL DEVELOPMENT BONDS" under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

    1. privately operated housing facilities,

    2. sports facilities,

    3. industrial parks,

    4. convention or trade show facilities,

    5. airport, mass transit, port or parking facilities,

    6. air or water pollution control facilities,

    7. sewage or solid waste disposal facilities, and

    8. facilities for water supply.

   Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

   The two principal classifications of Municipal Securities consist of "general obligation" and "limited" (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

   The Funds may also acquire "moral obligation" issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund that may purchase municipal bonds may purchase:

    1. Short-term tax-exempt General Obligations Notes,

    2. Tax Anticipation Notes,

    3. Bond Anticipation Notes,

    4. Revenue Anticipation Notes,

    5. Project Notes, and

    6. Other forms of short-term tax-exempt loans.

   Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

   There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

  .   general money market conditions,

  .   coupon rate,

  .   the financial condition of the issuer,

  .   general conditions of the municipal bond market,

  .   the size of a particular offering,

  .   the maturity of the obligations, and

  .   the rating of the issue.

   The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Banc One Investment Advisors will consider such an event in determining whether the Fund should continue to hold the obligations.

   Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

   Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

   Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

   Risk Factors in Municipal Securities


      Tax Risk. The Internal Revenue Code of 1986, as amended (the "Code"), imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.


      Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

  . the interest on the bonds may become taxable, possibly retroactively from the date of issuance;

  .   the value of the bonds may be reduced;

  . you and other Shareholders may be subject to unanticipated tax liabilities;

  .   a Fund may be required to sell the bonds at the reduced value;

  .   it may be an event of default under the applicable mortgage;

  .   the holder may be permitted to accelerate payment of the bond; and

  .   the issuer may be required to redeem the bond.

   In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration ("FHA"), the consent of the FHA may be required before insurance proceeds would become payable.

   Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

   State and Federal Laws. An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Fund's ability to collect payments due on Municipal Securities. In addition, recent amendments to some statutes governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code) change the way in which security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien.)

   Litigation and Current Developments. Litigation or other conditions may materially adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's Municipal Securities in the same manner.

   New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

   Limitations on the Use of Municipal Securities

   In addition to the Municipal Bond Funds, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Municipal Money Market Fund, other Funds may also invest in Municipal Securities if Banc One Investment Advisors determines that such Municipal Securities offer attractive yields. The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

   The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. A Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interest is exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

   The Municipal Funds may not be a desirable investment for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users. Each Fund will limit its investment in municipal leases to no more than 5% of its total assets.

   Arizona Municipal Securities


   As used in this Statement of Additional Information, the term "Arizona Municipal Securities" refers to municipal securities, the income from which is exempt from both Federal and Arizona personal income tax.



   Risk Factors Regarding Investments in Arizona Municipal Securities. Over the past several decades, Arizona's economy has grown faster than most other regions of the country. During the decade of the 1990s, Arizona's population increased nearly 40% to 5.1 million; the Census Bureau estimated the State's population at 5.4 million as of July 1, 2002. In addition, between 1990 and 2000, Maricopa County, the State's most populous county, also had the single largest population inflow (in absolute terms) of any county in the country and now has an estimated population of 3.3 million, a 55.3% increase since 1990, making it the fourth most populous county in the United States.



   Arizona's favorable job climate contributed to the State's popularity in the 1990s. For the period from 1993 to 1998, Arizona had the nation's second highest job growth rate. In addition, Arizona was the only state to rank among the top ten in job growth rates for the entire ten-year period between 1993 and 2002. Arizona's employment increased 4.3% in 2000, 1.0% in 2001, was level in 2002, and is expected to accelerate from 1.7% in 2003 to 2.4% in 2004. The State's unemployment rate was 4.1% in 1998, 4.4% in 1999, and 3.9% in 2000. Unemployment in Arizona then increased to a high of 6.2% in 2002, but current forecasts predict it will decline to 5.0% in 2003 and 4.6% in 2004.



   Arizona's per capita personal income has generally varied between 5% and 15% below the national average due to such factors as the chronic poverty on the State's Indian reservations, the State's relatively high number of retirees and children, and the State's below-average wage scale. Nevertheless, Arizona's aggregate personal income grew from $60.9 billion in 1990 to $142 billion in 2002, an increase of 116% and an average annual growth of 8.9% per year. In 2000, 2001 and 2002 respectively, average per capita income increased by 9.0%, 4.8% and 4.0%.

   Despite an increase in population, employment and aggregate personal income, retail sales growth rates declined between 1994 and 1997. In fiscal years 2000, 2001 and 2002, respectively, the retail sales growth rate was 7.8%, 1.3% and 1.3%. Average retail sales show signs of recovering, and forecasts predict 4.7% growth in 2003 and 5.6% growth in 2004.



   After improving substantially in recent years, the State government faced substantial budget deficits for fiscal years 2002, 2003 and 2004 (projected). The Governor signed into law the fiscal year 2004 budget on June 17, 2003. The Arizona Legislature and the Governor balanced the 2004 budget by postponing certain class-action payments and through other means, leaving a potential shortfall of up to $380 million with respect to the 2005 budget. The improving economy, Federal funding, and reliance on lease-to-own financing of school facilities construction also contributed to the Arizona Legislature's ability to balance the fiscal year 2004 budget. On July 15, 2003, certain members of the Arizona Legislature sued the Governor and various State agencies, contending that the Governor had unconstitutionally item vetoed various provisions of the fiscal year 2004 operating budget bills. The lawsuit is not expected to adversely affect the fiscal year 2004 operating budget balance. An amendment to the Arizona Constitution requiring a 2/3-majority vote in both houses of the Legislature to enact any tax or fee increase, together with heavy reliance on sales tax receipts, constrains the State's ability to raise additional revenues in current economic conditions.



   The State of Arizona, itself, has no general obligation debt. The Arizona Department of Transportation, the Arizona Board of Regents, the Arizona Power Authority, the Water Infrastructure Authority of Arizona and the Arizona School Facilities Board is each authorized to issue revenue bonds for their respective purposes. In addition, the State of Arizona has financed certain capital improvements and equipment through the execution and sale of certificates of participation, which represent undivided agreements that are subject to annual appropriations by the Arizona Legislature.



   The Arizona Constitution limits the amount of debt that can be issued by the State's counties, cities, towns, school districts and other municipal corporations in the form of indebtedness payable from property taxes or other general fund sources. In general, those political subdivisions may not become indebted in an amount exceeding six percent of the value of the taxable property in the political subdivision without the approval of a majority of the qualified electors voting at an election. Furthermore, no county or school district may become indebted in an amount exceeding 15% (30% for unified school districts) of the value of the taxable property, even with voter approval. In addition, with voter approval, incorporated cities or towns may become indebted in an amount up to 20% of the value of the taxable property for purposes of supplying water, light, sewers, open space preserves, parks, playgrounds and recreational facilities. These constitutional debt limits generally do not apply to revenue bonds payable from a special fund revenue source.



   In July 1994, the Arizona Supreme Court ruled that Arizona's system for financing public education created substantial disparities in facilities among school districts and, therefore, violated the provisions of the Arizona Constitution which require the Legislature to establish and maintain "a general and uniform public school system." After several attempts, each of which were held to be unconstitutional by the Arizona Supreme Court, the Arizona Legislature passed legislation in July 1998 establishing a centralized school capital finance system, which, among other things, substantially limits the ability of school districts to issue bonds. This legislation has no effect on the obligation or ability of Arizona school districts to pay debt service on currently outstanding bonds. In November 2000, Arizona voters approved the imposition of a 6/10 of 1% statewide sales tax to augment this centralized school finance system. Collections from this tax increase, however, have been less than projected. As a consequence, the Arizona Legislature, as part of the fiscal year 2004 budget, has authorized up to $250 million in lease-to-own financing of school facilities construction.


   Kentucky Municipal Securities

   As used in this Statement of Additional Information, the term "Kentucky Municipal Securities" refers to municipal securities, the income from which is exempt from both federal and Kentucky personal income tax.


   Risk Factors Regarding Investments in Kentucky Municipal
Securities. Kentucky, like many other states, has experienced budget difficulties in recent years. The Kentucky General Assembly failed to enact a biennial budget for the Executive and Judicial Branches of Kentucky's State Government during its 2002 Regular Session and failed again to enact such a budget when the Governor convened it in a Special Session later in 2002. The Governor then issued a spending plan for fiscal year 2002-2003 as an Executive Order in order to continue day-to-day operations of the Executive Branch and the Judicial Branch until the General Assembly reconvened early in 2003. The General Assembly enacted in its 2003 Regular Session early in the year Appropriations Acts for both the Executive Branch and the Judicial Branch. The Executive Branch

Appropriations Act reduced spending in certain categories and directed many agencies of the Executive Branch to continue to implement cost savings measures previously order by the Governor.


   The municipal securities of many states and their agencies and political subdivisions constitute general obligations of the state itself or of an agency or political subdivision of the state which holds substantial assets. This is not the case with respect to securities issued by Kentucky and its agencies and has not been the case with respect to Kentucky political subdivisions until recent years. Municipal securities in Kentucky have generally been issued by public entities which are created primarily for that purpose and which have no substantial assets, with the real source of funds for repayment being restricted to either revenues from the property financed by the municipal security or rentals due from another public entity which has an enforceable obligation to pay rent to the issuer on only a short term basis. The voters of Kentucky approved an amendment to Kentucky's constitution in 1994 which has allowed local governmental entities in Kentucky to issue general obligation debt instruments subject to certain limitations. The Commonwealth itself, and its agencies, are still bound by the prior rule and may not issue general obligation bonds any particular percentage of its assets in Kentucky municipal securities which are general obligations of issuers with substantial assets.

   Louisiana Municipal Securities

   As used in this Statement of Additional Information, the term "Louisiana Municipal Securities" refers to municipal securities, the income from which is exempt from both federal and Louisiana personal income tax.


   Risk Factors Regarding Investments in Louisiana Municipal Securities. The State of Louisiana has improved its ability to identify and manage fiscal deficits by working to match expenses to revenues, building a rainy day fund, and reducing its debt burden. The State adopted constitutional amendments and other measures aimed at decreasing outstanding debt, and those measures have significantly reduced the high debt level that existed in prior years. However, new budgetary problems have occurred during the last three years as a result of decreased funding from the federal government for the Medicaid program and revenue shortfalls, the U.S. economic slowdown, and the effects which the September 11th terrorist attacks had on the State's tourism industry. In response, the State has limited state employee headcount and new programs have been reduced.



   Louisiana's economy is based on the oil and gas industry, combined with sectors such as tourism, gambling, chemical production, shipping, manufacturing and agriculture. In recent years, the tourism and service industry sectors have steadily grown and have provided some degree of economic diversification. Nevertheless, the oil and gas industry continues to be the State's major economic component and the price of oil remains an important economic factor. As of July 2003, the State's average market price for crude oil was $30.44.





   Personal income growth lagged the national average through most of the 1990s, but increased sharply in 2001. Per capita income also rose more than twice the amount of U.S. increases in 2001. As of March 2003, average total employment in the State increased by 1.2% from the prior year while the unemployment rate remained the same.


   Michigan Municipal Securities

   As used in this Statement of Additional Information, the term "Michigan Municipal Securities" refers to municipal securities, the income from which is exempt from both federal and Michigan personal income tax.

   Risk Factors Regarding Michigan Municipal Securities. The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture, and historically has been highly cyclical.


   Total State wage and salary employment is estimated to have declined by 0.9% in 2002. The rate of unemployment is estimated to have been 6.1% in 2002, substantially increased from the 3.4% rate of 2000. Personal income grew at an estimated 2.0% annual rate in 2002.



   During the years immediately prior to 2001, improvements in the Michigan economy resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, resulted in State General Fund budget surpluses, most of which were transferred to the State's Counter-Cyclical Budget and Economic Stabilization Fund. The balance of that Fund as of September 30, 2002 is estimated to have been $145 million, reduced from $1.2 billion three years earlier, as a result of withdrawals by the State in 2001 and 2002.



   In 2001, the Michigan economy began to feel the effects of the downturn in the national economy and these negative effects continued through the next two years. In mid 2001, the Michigan Legislature began making adjustments in State expenditures and projected revenues and continued to do so in 2002 and 2003.


   The Michigan Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or the average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

   The Michigan Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year. The State originally determined that portion to be 41.6%. If such spending does not meet the required level in a given year, an additional appropriation for local government units is required by the following fiscal year; which means the year following the determinations of the shortfall, according to an opinion issued by the State's Attorney General. Spending for local units met this requirement for fiscal years 1986-87 through 1991-92. As the result of litigation, the State agreed to reclassify certain expenditures, beginning with fiscal year 1992-93, and has recalculated the required percentage of spending paid to local government units to be 48.97%.

   The Michigan Constitution limits State general obligation debt to (i) short term debt for State operating purposes, (ii) short and long term debt for the purpose of making loans to school districts, and (iii) long term debt for voter-approved purposes.

   Constitutional changes in 1994 shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional expenses. These additional revenues will be included within the State's constitutional revenue limitations and impact the State's ability to increase revenues and continue expenditures for services at levels projected at the beginning of 2002.


   The State has issued and has outstanding general obligation full faith and credit bonds for Water Resources, the Environmental Protection Program, the Recreation Program and School Loan purposes. As of September 30, 2002, the State had approximately $1.1 billion of general obligation bonds outstanding.


   The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

   The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involve programs generally in the areas of corrections, tax collection, commerce, and proceedings involving budgetary reductions to school districts and governmental units, and court funding.

   The State Constitution also limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.


   On March 15, 1994, Michigan voters approved a property tax and school finance reform measure commonly known as Proposal A. Under Proposal A, as approved and implemented, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.4% (since reduced to 4.1% in 2002 and 4.0% in 2003), the cigarette tax increased from $.25 to $.75 per pack and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. In 2002, the State began to impose an additional tax of $.50 per pack of cigarettes as part of its program to increase revenues to meet budgeted expenditures. A .75% real estate transfer tax became effective January 1, 1995. Beginning in 1994, a state property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the


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number of mills levied in 1993 for school operating purposes on nonhomestead property and nonqualified agricultural property. Proposal A as implemented contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

   Proposal A and its implementing legislation shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and impact the State's ability to raise additional revenues in the future.


   A state economy during a continued recessionary cycle also, as a separate matter, adversely affects the capacity of users of facilities constructed or acquired through the proceeds of private activity bonds or other "revenue" securities to make periodic payments for the use of those facilities.


   Ohio Municipal Securities

   As used in this Statement of Additional Information, the term "Ohio Municipal Securities" refers to municipal securities, the income from which is exempt from both federal and Ohio personal income tax.


   Risk Factors Regarding Investments in Ohio Municipal Securities. The economy of Ohio, while becoming increasingly diversified and increasingly reliant on the service sector, continues to rely in significant part on durable goods manufacturing, which is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrial states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture also is an important segment of the Ohio economy, and the state has instituted several programs to provide financial assistance to farmers. Although revenue obligations of the state or its political subdivisions may be payable from a specific source or project, and general obligation debt may be payable primarily from a specific tax, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of such Ohio Municipal Securities in the Funds of the Trust or the ability of the respective obligors to make timely payment of interest and principal on such obligations.



   Since the Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in Ohio Municipal Securities, the value of each Fund's Shares may be especially affected by factors pertaining to the economy of Ohio and other factors specifically affecting the ability of issuers of Ohio Municipal Securities to meet their obligations. As a result, the value of the Shares of the Ohio Municipal Bond Fund and the Ohio Municipal Money Market Fund may fluctuate more widely than the value of Shares of a portfolio investing in securities relating to a number of different states. The ability of Ohio state, county, or other local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to issuers of Ohio Municipal Securities may be affected from time to time by economic, political and demographic conditions within the state. In addition, constitutional or statutory restrictions may limit a government's power to increase taxes or otherwise raise revenues. The availability of federal, state, and local aid to issuers of Ohio Municipal Securities may also affect their ability to meet their obligations. Payments of principal and interest on limited obligation securities will depend on the economic condition of the facility or specific revenue source from which revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions in the state. Any reduction in the actual or perceived ability to meet obligations on the part of either an issuer of an Ohio Municipal Security or a provider of credit enhancement for such Ohio Municipal Security (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of that Ohio Municipal Security and could adversely affect the values of other Ohio Municipal Securities as well.


   West Virginia Municipal Securities

   As used in this Statement of Additional Information, the term "West Virginia Municipal Securities" refers to Municipal Securities, the income from which is exempt from both federal and West Virginia personal income tax.

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

   Risk Factors Regarding Investments in West Virginia Municipal
Securities. Being invested primarily in West Virginia Municipal Securities, the West Virginia Municipal Bond Fund is subject to the risks of West Virginia's economy and of the financial condition of its state and local governments and their agencies.


   West Virginia's economy is relatively stable, but there is no growth and significant challenges lie ahead. It is rooted in old economy industries which are undergoing significant consolidation and change. Coal mining, chemicals and manufacturing make up an important part of that economy. The coal industry, in particular, is under increased scrutiny which may affect the economic feasibility of conducting mining operations in the future. State and local governments continue to make concentrated efforts to encourage diversification of the State's economy with some success. Since summer 2002, West Virginia's unemployment rate has stabilized and, for five of the first six months of 2003, has been equal to or less than the national rate. However, total non-farm payroll employment declined by 2,900 from June 2002 to June 2003.



   In recent years, the State and most local governments have had adequate financial resources but not without struggling to keep expenses in line with revenues. While the State had a small surplus at the end of its most recent fiscal year, there is still uncertainty about the current fiscal year, and the Governor has called for agencies to reduce their budget requests by 9% for the fiscal year 2004-2005 to avoid an estimated shortfall of approximately $120 million. With little or no population growth, population shifting away from the State's cities, unemployment statewide remaining high, the continuing decline in school enrollment, and an aging population, the government and school boards continue to struggle to produce sufficient revenues to fund operations and support public education.


New Financial Products

   New options and futures contracts and other financial products, and various combinations of options and futures contracts continue to be developed. These various products may be used to adjust the risk and return characteristics of each Fund's investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistently with expectations, the performance of each Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

PERCS*

   The Equity Funds may invest in Preferred Equity Redemption Cumulative Stock ("PERCS") which is a form of convertible preferred stock that actually has more of an equity component than it does fixed income characteristics. These instruments permit companies to raise capital via a surrogate for common equity. PERCS are preferred stock which convert to common stock after a specified period of time, usually three years, and are considered the equivalent of equity by the ratings agencies. Issuers pay holders a substantially higher dividend yield than that on the underlying common, and in exchange, the holder's appreciation is capped, usually at about 30 percent. PERCS are callable at any time. The PERC is mandatorily convertible into common stock, but is callable at any time at an initial call price that reflects a substantial premium to the stock's issue price. PERCS offer a higher dividend than that available on the common stock, but in exchange the investors agree to the company placing a cap on the potential price appreciation. The call price declines daily in an amount that reflects the incremental dividend that holders enjoy. PERCS are listed on an exchange where the common stock is listed.

   *PERCS is a registered trademark of Morgan Stanley, which does not sponsor and is in no way affiliated with One Group.

Preferred Stock

   Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company's financial condition and on overall market and economic conditions.

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

Real Estate Investment Trusts ("REITs")

   Certain of the Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.


   Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.


   REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

   Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

  .   limited financial resources;


  .   infrequent or limited trading; and


  .   more abrupt or erratic price movements than larger company securities.

   In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P Index.

Repurchase Agreements

   Under the terms of a repurchase agreement, a Fund would acquire securities from a seller, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

   If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Additionally, the Fund would suffer a loss to the extent that the disposition of such securities by the Fund were delayed pending court action or prevented by applicable law. Under the Federal Bankruptcy Code, repurchase agreements where the underlying securities are direct obligations of, or are fully guaranteed as to principal and interest by, the United States or any agency of the United States qualify for an exclusion from the automatic stay of creditors' rights. With respect to repurchase agreements where the underlying securities are government securities, the Funds would be entitled, as against a claim by a trustee in bankruptcy to retain the underlying government securities. However, the Funds may also invest in repurchase agreements where the underlying securities are equity securities or non-governmental securities. These repurchase agreements do not qualify for preferential treatment under the bankruptcy code and are subject to additional risks. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by a Fund under the 1940 Act.

   Repurchase Agreement Counterparties. For Funds other than the International Funds, repurchase counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers which Banc One Investment Advisors deems creditworthy under guidelines approved by the Board of Trustees. In the case of the International Funds, repurchase counterparties include banks or foreign banks with total assets in excess of $1 billion or broker-dealers which may or may not be registered, which Banc One Investment Advisors deems creditworthy under guidelines approved by the Board of Trustees.

Reverse Repurchase Agreements


   Some of the Funds may borrow money for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund entered into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as cash or liquid securities consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by a Fund under the 1940 Act. The Institutional Money Market Funds are not permitted to borrow money for temporary purposes by entering into reverse repurchase agreements.


Restricted Securities

   Some of the Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and other restricted securities. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including Section 4(2) commercial paper and Rule 144A Securities, as determined by Banc One Investment Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.


   The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 ("RULE 144A"). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed Banc One Investment Advisors to consider the following criteria in determining the liquidity of certain restricted securities:


  .   the frequency of trades and quotes for the security;

  . the number of dealers willing to purchase or sell the security and the number of other potential buyers;

  .   dealer undertakings to make a market in the security; and

  .   the nature of the security and the nature of the marketplace trades.

   Certain Section 4(2) commercial paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust's liquidity requirements that an issue of 4(2) commercial paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

  . The 4(2) paper must not be traded flat or in default as to principal or interest;


  . The 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by Banc One Investment Advisors to be of equivalent quality;



  . Banc One Investment Advisors must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program;


  . Banc One Investment Advisors shall monitor the liquidity of the 4(2) commercial paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Fund to hold more than 15% (10% for Money Market Funds and Institutional Money Market Funds) of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of One Group Mutual Funds, unless Banc One Investment Advisors is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% (10% for Money Market Funds and Institutional Money Market Funds) of its net assets; and

  . Banc One Investment Advisors shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these Guidelines no less frequently than quarterly.

Securities Lending


   To generate additional income, each of the Funds, except the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Money Market Fund, the Municipal Bond Funds, the U.S. Government Securities Money Market Fund, the Institutional Tax-Free Money Market Fund, the Market Neutral Fund, and the Funds of Funds, may lend up to 33 1/3% of such Fund's total assets pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from the borrowers equivalent to the dividends and interest which would have been earned on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and the other types of investments permitted by the applicable Fund's prospectus. Collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Banc One Investment Advisors to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of Banc One Investment Advisors, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are therefore, not considered to be illiquid investments. The Funds do not have the right to vote proxies for securities on loan. However, Banc One Investment Advisors will terminate a loan and regain the right to vote if it were considered material with respect to an investment.



Short Sales



   The Market Neutral Fund and the Real Estate Fund may engage in short sales. Short Sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the value of such security. Prior to initiating a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time it must be returned to the lender. Until the Fund closes the short position by replacing the borrowed security, it will maintain a segregated account with a custodian containing cash, U.S. government securities or other liquid assets. The price at the time the Fund is required to replace the borrowed security may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest attributable to the borrowed security that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold. The net proceeds of the short sale plus additional cash will be retained by the prime broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event the value of the securities sold short increases. Until the short position is closed out, the Fund also will incur transaction costs in effecting short sales.



   A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund may realize a gain if the security declines in price between those dates. The amount of the gain will be decreased and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.



   In addition to the risks described above and in the prospectuses, there is the risk that the Funds may not be able to engage in short sales under SEC regulations. Under current SEC regulations, short sales may be made only if the security to be sold is trading at an "uptick" or "plus tick" or at a "zero plus tick". A security is trading at an uptick or plus tick market if the last sale price for the security was at a higher price than the sale preceding it. A security is trading at a zero plus tick if the last sale price is unchanged but higher than the last preceding different sale.


Short-Term Funding Agreements

   To enhance yield, some Funds may make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the Funds make cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Funds on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

   The Funds will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Funds to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Funds only if, at the time of purchase, no more than 15% of the Fund's net assets (10% of a Money Market Fund's or Institutional Money Market Fund's net assets) will be invested in short-term funding agreements and other illiquid securities.

Structured Instruments

   Structured instruments are debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments are commonly considered to be derivatives.

   The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payment.

   While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by Banc One Investment Advisors, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts. See "Swaps, Caps and Floors."

   The Funds will invest only in structured securities that are consistent with each Fund's investment objective, policies and restrictions and Banc One Investment Advisors' outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, the Funds will not invest in structured instruments if the terms of the structured instrument provide that the Funds may be obligated to pay more than their initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back.


   Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid, and will limit their investments in such instruments to no more than 15% (10% with respect to a Money Market Funds and Institutional Money Market Funds) of each Fund's net assets, when combined with all other illiquid investments of each Fund.


Swaps, Caps and Floors

   Certain of the Funds may enter into swaps, caps, and floors (collectively, "Swap Contracts") on various securities (such as U.S. Government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, in order to protect the value of the Fund from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Fund's investments are traded. Some transactions may reduce each Fund's exposure to market fluctuations while others may tend to increase market exposure. The Funds may enter into these transactions to manage their exposure to changing interest rates or other market factors or for non-hedging purposes. Although different from options, futures, and options on futures, Swap Contracts are used by the Funds for similar purposes (i.e., risk management, hedging, and as a substitute for direct investments in underlying securities) and therefore, expose the Funds to generally the same risks and opportunities as those investments.

   Swap Contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, the Fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments.

   Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

   Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

   Because Swap Contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults on a swap contract with a Fund, the Fund may suffer a loss. To address this risk, each Fund will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the Fund to the counterparty, one to the Fund from the counterparty) are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

   Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for the purposes of collateralization as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a net basis would be limited to the net amount of the interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. In addition, the Fund may incur a market value adjustment on securities held upon the early termination of the swap. To protect against losses related to counterparty default, the Funds may enter into swaps that require transfers of collateral for changes in market value.

   In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

   In addition, because Swap Contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for a Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, the Fund might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after Banc One Investment Advisors or the Sub-Advisor has determined that it would be prudent to close out or offset the first swap contract.


   The Funds (other than the High Yield Bond Fund) will not enter into any mortgage swap, interest rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated in one of the top two rating categories by at least one NRSRO, or if unrated, determined by Banc One Investment Advisors to be of comparable quality.


   The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary Fund securities transactions. If Banc One Investment Advisors is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if this investment technique were not used. In addition, in certain circumstances entry into a swap contract that substantially eliminates risk of loss and the opportunity for gain in an "appreciated financial position" will accelerate gain to the Funds.


   The Staff of the SEC is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the Staff, the Funds will either treat swaps, caps and floors as being subject to their senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the Staff has expressed a position with respect to swaps, caps and floors, the Funds intend to engage in swaps, caps and floors, if at all, in a manner consistent with such position. To the extent the net amount of an interest rate or mortgage swap is held in a segregated account, consisting of cash or liquid portfolio securities, the Funds and Banc One Investment Advisors believe that swaps do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to each Fund's borrowing restrictions. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. Each of the Bond Funds generally will limit their investments in swaps, caps and floors to 25% of its total assets.


Treasury Receipts


   Certain of the Funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). Receipts in which an entity other than the government separates the interest and principal components are not considered government securities unless such securities are issued through the Treasury STRIPS program.


U.S. Treasury Obligations

   The Funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). The Funds may also invest in Inflation Indexed Treasury Obligations.

Variable and Floating Rate Instruments

   Certain obligations purchased by some of the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.


   VARIABLE AMOUNT MASTER DEMAND NOTES are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Banc One Investment Advisors or the Sub-Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.



   Some of the Funds, subject to their investment objective policies and restrictions, may acquire VARIABLE AND FLOATING RATE INSTRUMENTS. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. Some of the Funds may purchase EXTENDABLE COMMERCIAL NOTES. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.



   A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by Banc One Investment Advisors under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Banc One Investment Advisors or the Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund's assets at a favorable rate of return.



   With respect to the Money Market Funds and the Institutional Money Market Funds, variable or floating rate instruments with stated maturities of more than 397 days may, under the SEC's amortized cost rule, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities as follows:


      (1) Adjustable Rate Government Securities. A Government Security which is a Variable Rate Security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a Floating Rate Security shall be deemed to have a remaining maturity of one day.

      (2) Short-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

      (3) Long-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

      (4) Short-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

      (5) Long-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.


   As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days' notice.


   Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 10% (with respect to the Money Market Funds and Institutional Money Market Funds) or 15% (with respect to all Funds, other than the Money Market Funds and Institutional Money Market Funds, which can purchase such notes) of the Fund's net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by Banc One Investment Advisors or the Sub-Advisor, under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

Warrants

   Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely. In some situations, it may be advantageous for a Fund to exercise a warrant to preserve the value of the investment. If a warrant is exercised, a Fund may hold common stock in its portfolio even if it does not invest in common stock.

When-Issued Securities and Forward Commitments


   Some Funds may purchase securities on a "when-issued" and forward commitment basis. When a Fund agrees to purchase securities on this basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Funds may purchase securities on a when-issued basis when deemed by Banc One Investment Advisors or the Sub-Advisor to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. The Funds generally will not pay for such securities or earn interest on them until received. Although the purchase of securities on a when-issued basis is not considered to be leveraging, it has the effect of leveraging. When Banc One Investment Advisors purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. In addition, when a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.


   In a forward commitment transaction, the Funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The Funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid portfolio securities in an amount sufficient to meet the purchase price. Alternatively, the Funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.


   Limitations on the Use of When-Issued Securities and Forward
Commitments. No Fund intends to purchase "when-issued" securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of Banc One Investment Advisors or the Sub-Advisor to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Fund's total assets. A Fund may dispose of a when-issued security or forward commitment prior to settlement if Banc One Investment Advisors or the Sub-Advisor deems it appropriate to do so.


Investment Restrictions

   The following investment restrictions are FUNDAMENTAL and may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. See "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information. Additional investment restrictions may be found in the prospectuses.

FUNDAMENTAL POLICIES


   Each of the Equity Funds (other than the Health Sciences Fund, the Technology Fund, and the Real Estate Fund) may not:



      1. Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund's status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


   Each of the Equity Funds (other than the Health Sciences Fund) may not:


      1. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; (ii) with respect to the Technology Fund, this limitation does not apply to an industry or group of industries in the technology sector; and (iii) with respect to the Real Estate Fund, this limitation does not apply to an industry or group of industries in the real estate sector. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.



      2. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and
   (iv) make loans to the extent permitted by an order issued by the SEC.


   The Health Sciences Fund may not:

      1. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, provided that: (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; and (ii) this limitation does not apply to an industry or group of industries in the health sciences sector. Companies in an industry or group of industries in the health sciences sector include companies engaged in the research, development, production, or distribution of products and services related to biotechnology, health care or medicine. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.


      2. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending; and
   (iv) make loans to the extent permitted by an exemptive order issued by the SEC.



      3. (i) Borrow money except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or as permitted by order or interpretation of the SEC. The Health Sciences Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.


      Under normal conditions, the Health Sciences Fund will invest at least 25% of its total assets in one or more industries in the health sciences sector.

   Each of the Bond Funds may not:


      1. Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund's status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


      2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (i) with respect to the Mortgage-Backed Securities Fund, mortgage-backed securities; or (ii) with respect to all of the Bond Funds, the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.


      3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and
   (iv) make loans to the extent permitted by an order issued by the SEC.


   Each of the Fund of Funds may not:


      1. Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund's status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



      2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except for investments in One Group Funds, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.



      3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and
   (iv) make loans to the extent permitted by an order issued by the SEC.

   Each of the Money Market Funds and the Institutional Money Market Funds may not:


      1. Purchase the securities of any issuer, if as a result, the Fund would not comply with any applicable diversification requirements for a money market fund under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


   Each of the Money Market Funds and the Institutional Prime Money Market Fund may not:

      1. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. With respect to the Prime Money Market Fund and the Institutional Prime Money Market Fund, (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers' acceptances and repurchase agreements involving such securities; (ii) this limitation does not apply to securities issued by companies in the financial services industry; (iii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iv) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry.) With respect to the Prime Money Market Fund, the Institutional Prime Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Money Market Fund, this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and further provided, that for the purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Ohio Municipal Securities for purposes of the Ohio Municipal Money Market Fund, nor Municipal Securities for purposes of the Prime Money Market Fund, the Institutional Prime Money Market Fund and the Municipal Money Market Fund.

      With respect to the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Municipal Money Market Fund, (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers' acceptances and repurchase agreements involving such securities; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing activities of their parents; and (iii) utilities will divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry). With respect to the U.S. Treasury Securities Money Market Fund, this limitation does not apply to U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations. With respect to the U.S. Government Securities Money Market Fund, this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities.


   Each of the Money Market Funds, the Institutional Prime Money Market Fund, the Institutional Tax-Free Money Market Fund, and the Institutional Prime Plus Money Market Fund may not:



      1. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and
   (iv) make loans to the extent permitted by an order issued by the SEC.



   The Institutional Tax-Free Money Market Fund and Institutional Prime Plus Money Market Fund may not:



      1. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers' acceptances and repurchase agreements involving such securities; (ii) wholly-owned finance companies will each be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry.) This limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and further provided, that for the purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities. With respect to the Institutional Prime Plus Money Market Fund, this limitation does not apply to securities issued by companies in the financial services industry.



   The following policy applies to the Institutional Tax-Free Money Market Fund:



      1. Under normal market circumstances, the Institutional Tax-Free Money Market Fund will invest at least 80% of its net assets in Municipal Securities, the income from which is exempt from federal income tax. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.




   The following policy applies to the Michigan Municipal Money Market Fund, the Municipal Money Market Fund, and the Ohio Municipal Money Market Fund.


      1. Under normal market circumstances, at least 80% of the assets of the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Michigan Municipal Money Market Fund will be invested in Municipal Securities.


   The Treasury Only Money Market Fund may not:

      1. Purchase securities other than U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury.

      2. Invest in any securities subject to repurchase agreements.

      3. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury.


      4. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) engage in securities lending as described in the Prospectus and Statement of Additional Information; and (iii) make loans to the extent permitted by an order issued by the SEC.


   The U.S. Treasury Securities Money Market Fund may not:

      1. Purchase securities other than U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations.

   The Government Money Market Fund may not:

      1. Purchase securities other than those issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

      2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.


      3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and Statement of Additional Information; and
   (iv) make loans to the extent permitted by an order issued by the SEC.

   With respect to the Municipal Bond Funds:

   The Tax-Free Bond Fund, the Short-Term Municipal Bond Fund, the Intermediate Tax-Free Bond Fund and the Municipal Income Fund may not:


      1. Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund's status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


      2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to Municipal Securities or governmental guarantees of Municipal Securities, and with respect to the Municipal Income Fund, housing authority obligations. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

   The following policy applies to the Short-Term Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the Tax-Free Bond Fund and the Municipal Income Fund.

      Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

   The following policy applies to the Municipal Income Fund and the Intermediate Tax-Free Bond Fund:


      Under normal market circumstances, at least 80% of the assets of the Municipal Income Fund and the Intermediate Tax-Free Bond Fund will be invested in Municipal Securities.


   The Arizona Municipal Bond Fund, the West Virginia Municipal Bond, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund, the Kentucky Municipal Bond Fund, and the Michigan Municipal Bond Fund may not:

      1. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; and
   (ii) this limitation does not apply to Municipal Securities or Ohio Municipal Securities, Kentucky Municipal Securities, Arizona Municipal Securities, West Virginia Municipal Securities, Louisiana Municipal Securities, and Michigan Municipal Securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents. In addition, with respect to the Arizona Municipal Bond Fund and the West Virginia Municipal Bond Fund, for purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental issued shall not be deemed to be Municipal Securities or Arizona Municipal Securities (for the Arizona Municipal Bond Fund) or West Virginia Securities (for the West Virginia Municipal Bond Fund).

   The following policy applies to the Arizona Municipal Bond Fund:

      Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Arizona personal income tax. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

   The following policy applies to the Kentucky Municipal Bond Fund:

      Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Kentucky personal income tax. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

   The following policy applies to the Louisiana Municipal Bond Fund:

      Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Louisiana personal income tax. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

   The following policy applies to the Michigan Municipal Bond Fund:

      Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Michigan personal income tax. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

   The following policy applies to the Ohio Municipal Bond Fund:

      Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Ohio personal income tax. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

   The following policy applies to the West Virginia Municipal Bond Fund:

      Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and West Virginia personal income tax. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

   None of the Municipal Bond Funds may:


      1. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information and (iv) make loans to the extent permitted by an order issued by the SEC.



   None of the Funds (other than the Market Neutral Fund and the Real Estate
   Fund) may:


      1. Purchase securities on margin or sell securities short except, in the case of the Municipal Bond Funds, for use of short-term credit necessary for clearance of purchases of portfolio securities.


   None of the Funds may:



      1. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."



      2. Purchase or sell commodities or commodity contracts (including futures contracts), except that for bona fide hedging and other permissible purposes: (i) the Equity Funds (other than the Market Neutral Fund and the Real Estate Fund) and the Bond Funds may purchase or sell financial futures contracts and (except for the Treasury & Agency Fund) may purchase call or put options on financial futures contracts, and (ii) the International Equity Index Fund and Diversified International Fund may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on appropriate U.S. exchanges, and may purchase or sell foreign currency on a spot basis.

      3. Except for the Treasury & Agency Fund, purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds other than the U.S. Treasury Securities Money Market, Treasury Only Money Market and Government Money Market Funds in marketable securities of companies engaged in such activities are not hereby precluded).



      4. Invest in any issuer for purposes of exercising control or management.



      5. Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.





      6. Issue senior securities except with respect to any permissible borrowings.



   None of the Funds (other than the Real Estate Fund) may:



      1. Purchase or sell real estate (however, each Fund except the Money Market Funds and the Market Neutral Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).


   Each Fund (other than the Health Sciences Fund) may:


      1. Borrow money to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or as permitted by order or interpretation of the SEC. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.


   The U.S. Treasury Securities Money Market Fund and the Government Money Market Fund may not:

      1. Buy state, municipal, or private activity bonds.


   The Real Estate Fund may not:



      1. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector. As a matter of fundamental policy, the Fund will concentrate its investments in such securities.



      2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings.


NON-FUNDAMENTAL POLICIES

   The following investment restrictions are NON-FUNDAMENTAL except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.

   The following policy applies to the Money Market Funds and the Institutional Money Market Funds:

      For purposes of the Fund's diversification policy, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

   The following policy applies to the Equity Index Fund:

      The Fund may not invest more than 10% of its total assets in securities issued or guaranteed by the United States, its agencies or instrumentalities. Repurchase agreements held in margin deposits and segregated accounts for futures contracts are not considered issued or guaranteed by the United States, its agencies or instrumentalities for purposes of the 10% limitation.

   The Technology Fund, the Arizona Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Michigan Municipal Bond Fund, the Ohio Municipal Bond Fund, and the West Virginia Municipal Bond Fund will not:

      1. Purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of other investment companies, and repurchase agreements involving these securities. This restriction applies with respect to 50% of the Fund's total assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

   No Fund may:

      1. Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund's net assets (10% of net assets for a Fund that is a Money Market Fund or an Institutional Money Market Fund). An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. (This restriction is fundamental with respect to the Ohio Municipal Money Market Fund.)


   The foregoing percentages apply at the time of purchase of a security. Banc One Investment Advisors or the Sub-Advisor shall report to the Board of Trustees promptly if any of a Fund's investments are no longer determined to be liquid or if the market value of Fund assets has changed if such determination or change causes a Fund to hold more than 15% (10% in the case of a Fund that is a Money Market Fund or an Institutional Money Market Fund) of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless Banc One Investment Advisors or the Sub-Advisor is able to dispose of illiquid assets without loss in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% (or 10% in the case of a Fund that is a Money Market Fund or Institutional Money Market Fund) of its net assets.


   No Fund may:

      1. Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, other than the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund, and the Investor Balanced Fund.

   Additionally, although not a matter controlled by their fundamental investment restrictions, so long as their shares are registered under the securities laws of the State of Texas, the Prime Money Market Fund and the Ohio Municipal Money Market Fund will: (i) limit their investments in other investment companies to no more than 10% of each Fund's total assets; (ii) invest only in other investment companies with substantially similar investment objectives; and (iii) invest only in other investment companies with charges and fees substantially similar to those set forth in paragraph (3) and (4) of
Section 123.3 of the Texas State Statute, not to exceed .25% in 12b-1 and no other commission or other remuneration is paid or given directly or indirectly for soliciting any security holder in Texas.

   The Intermediate Tax-Free Bond Fund will not invest more than 25% of its assets in municipal securities that are related in such a way that a political, economic or business development affecting one security will also affect other municipal securities.

   The Health Sciences Fund may not purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving such securities) if as a result more than 25% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 50% of the

Fund's assets. With respect to the remaining 50% of its total assets, the Health Sciences Fund may not purchase the securities of any issuer if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.


   The Real Estate Fund may not:



      1. Engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of the Fund's net assets (taken at market value).



      2. Participate on a joint or joint and several basis in any securities trading account, except that the Fund may invest in joint accounts to the extent permitted by the Joint Account Procedures adopted by the Board.



      3. Purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions and except for borrowings in an amount not exceeding 33 1/3% of the value of the Fund's total assets.


Temporary Defensive Positions


   To respond to unusual market conditions, certain of the Funds may invest their assets in cash or CASH EQUIVALENTS (see below) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives. The percentage of assets that a Fund may invest in cash or cash equivalents is described in the applicable Fund's prospectus. Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.


Portfolio Turnover


   The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to all of the Money Market Funds and Institutional Money Market Funds were zero for the period from the commencement of their respective operations to June 30, 2003 and are expected to remain zero.

   The portfolio turnover rates of the Funds for the fiscal years ended June 30, 2002 and 2003 were as follows:


                   ONE GROUP MUTUAL FUNDS PORTFOLIO TURNOVER


                                              Fiscal Year Ended
                                                  June 30,
                                              --------------
                 Fund                          2002      2003
                 ----                         ------   ------
                 Equity Income...............  17.03%   16.80%
                 Mid Cap Value............... 101.29%   99.39%
                 Mid Cap Growth..............  83.02%   70.87%
                 Equity Index................   6.68%    6.74%
                 Large Cap Value............. 125.65%   84.63%
                 Balanced....................  24.92%   26.30%
                 International Equity Index..  13.60%   11.72%
                 Large Cap Growth............  69.07%   60.12%
                 Short-Term Bond.............  49.58%   27.23%
                 Intermediate Tax-Free Bond..  65.46%   48.87%
                 Municipal Income............  93.62%   73.77%
                 Ohio Municipal Bond.........  20.90%   14.63%
                 Government Bond.............  23.51%   19.29%
                 Ultra Short-Term Bond.......  38.72%   35.80%
                 Kentucky Municipal Bond.....  15.24%    9.08%
                 Arizona Municipal Bond......  12.38%   18.17%
                 W. Virginia Municipal Bond..  12.03%   10.34%
                 Louisiana Municipal Bond....  22.19%    9.53%
                 Diversified Equity..........  14.29%   26.95%
                 Small Cap Growth............ 119.33%   94.54%
                 Investor Growth.............  29.37%   15.96%
                 Investor Growth & Income....  24.96%   23.09%
                 Investor Conservative Growth   9.21%   11.05%
                 Investor Balanced...........  20.23%   20.93%
                 High Yield Bond.............  34.02%   51.75%
                 Treasury & Agency...........  41.45%   33.28%
                 Small Cap Value.............  39.91%   45.70%
                 Diversified Mid Cap.........  37.08%   48.94%
                 Diversified International... 266.10%   94.26%
                 Market Expansion Index......  73.63%   53.51%
                 Bond........................  31.88%   22.93%
                 Income Bond.................  22.96%   16.42%
                 Intermediate Bond...........  33.02%   24.13%
                 Short-Term Municipal Bond...  94.19%  109.73%
                 Tax-Free Bond...............  10.70%   12.05%
                 Michigan Municipal Bond.....   7.96%   11.18%
                 Technology..................  33.74%   29.13%
                 Mortgage-Backed Securities..  29.77%   35.73%
                 Health Sciences.............  67.68%  106.72%
                 Market Neutral Fund.........    N/A        0%*
                 Real Estate Fund............    N/A      N/A**



* The portfolio turnover rate for the Market Neutral Fund covers only the period from the Fund's inception date (i.e., May 23, 2003 to June 30, 2003). The Market Neutral Fund engages in active and frequent trading of portfolio securities to achieve its principal investment strategy. The Market Neutral Fund anticipates a portfolio turnover rate well above that of other mutual funds. The Market Neutral Fund's portfolio turnover is likely to exceed 200%.



** As of June 30, 2003, the Real Estate Fund had not commenced operations. The
   Real Estate Fund anticipates a portfolio turnover rate in excess of 50%.

   Some of the Funds listed above had portfolio turnover rates in excess of 100%. This means that these Funds sold and replaced over 100% of their investments. Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to Shareholders. To the extent portfolio turnover results in short- term capital gains, such gains will generally be taxed at ordinary income tax rates. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making portfolio decisions.





   During the fiscal year ended June 30, 2003, the portfolio turnover rate of the Diversified International Fund was more than 100% greater than the Fund's portfolio turnover rate for the fiscal year ended June 30, 2002 as a result of market events impacting all equity markets during the last two years. The rapid action required to respond to these developments in a manner consistent with the best interests of shareholders has caused portfolio turnover in the Diversified International Fund to increase.



   Because the Health Sciences Fund is a concentrated portfolio of 25 to 30 stocks, the Fund's portfolio turnover is expected to be higher than the portfolio turnover rates of more diversified funds. Because the fiscal year ended June 30, 2002 was the Fund's first year of operations, the Fund's portfolio turnover rate during that period was higher than its portfolio turnover rate for the fiscal year ended June 30, 2003. Although the Fund attempts to minimize portfolio turnover, the concentrated nature of the Fund's investments can cause the Fund's portfolio turnover to exceed 100%.



   The portfolio turnover rate for the Large Cap Value Fund declined significantly during the fiscal year ending June 30, 2003 as a result of the transition to a new management team that is focusing on an investment philosophy that has a longer time horizon, and thus longer holding periods than the Fund has had previously. In addition, the rebalancing of the Fund's benchmark had less of a trading impact during fiscal 2003 than it has in prior years.



   Although not significantly different from the portfolio turnover rate from the prior year, the portfolio turnover rate for the Mid Cap Value Fund for the fiscal year ended June 30, 2003 was high as a result of (i) a significant rebalancing of the Fund's benchmark in late 2002, and (ii) repositioning beginning in May 2003 occasioned by a change in Fund portfolio management.



   During the fiscal year ended June 30, 2003, the portfolio turnover rate of the Short-Term Municipal Bond Fund exceeded 100% as a result of (i) increased assets under management, (ii) money market and variable rate note transactions with short maturities or puts, (iii) improved term structure discipline instituted by senior management, and (iv) realization of tax losses against gain carryforwards.



   Although the portfolio turnover rate of the Small Cap Growth Fund did not increase significantly during the fiscal year ended June 30, 2003 when compared to the portfolio turnover rate for the fiscal year ended June 30, 2002, it is possible that the portfolio turnover rate for the fiscal year ending June 30, 2004 may be significantly higher than the portfolio turnover rate for fiscal 2003 as a result of a change in the Fund's benchmark from the S&P Small Cap Growth Index to the Russell 2000 Growth Index.

                                TAX INFORMATION

Additional Tax Information Concerning all Funds

   Each Fund is treated as a separate entity for federal income tax purposes and is not combined with One Group's other funds. Each Fund intends to meet the requirements necessary to qualify each year as a "regulated investment company" under Subchapter M of the Code. If the Funds so qualify, they will pay no federal income tax on the earnings they distribute to shareholders and they will eliminate or reduce to a nominal amount the federal income taxes to which they may be subject.

   In order to qualify as a regulated investment company, each Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or foreign currencies (to the extent such currency gains are directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to stock or securities) or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may limit the range of the Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to Shareholders, provided the Fund distributes during its taxable year at least 90% of the sum of (a) its taxable net investment income (very generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term loss), and (b) its net tax-exempt interest. Each Fund of the Trust intends to make sufficient distributions to Shareholders to qualify for this special tax treatment.

   If a Fund failed to qualify as a regulated investment company receiving special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

   Generally, regulated investment companies that do not distribute in each calendar year an amount at least equal to the sum of (i) 98% of their "ordinary income" (as defined) for the calendar year, (ii) 98% of their capital gain net income (as defined) for the one-year period ending on October 31 of such calendar year (or later if the company is permitted to elect and so elects), and (iii) any undistributed amounts from the previous year, are subject to a non-deductible excise tax equal to 4% of the underdistributed amounts. For purposes of the excise tax, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A dividend paid to Shareholders in January generally is deemed to have been paid on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November, or December of the preceding year. Each Fund of the Trust intends to make sufficient distributions to avoid liability for the excise tax.

   For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Fund has owned for more than one year and that are properly designated by that Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

   For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, that Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to that Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or
(b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

   In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. Only qualified dividend income received by a Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of that Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

   Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008.

   Distributions in excess of a Fund's current and accumulated "earnings and profits" will be treated by a Shareholder receiving such distributions as a return of capital to the extent of such Shareholder's basis in its Shares in the Fund, and thereafter as capital gain. A return of capital is not taxable, but reduces a Shareholder's basis in its shares. Shareholders not subject to tax on their income generally will not be required to pay tax on amounts distributed to them. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

   The sale, exchange or redemption of Fund shares by a Shareholder may give rise to a taxable gain or loss to that Shareholder. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the Shareholder has held the shares for more than 12 months (generally taxed at a 20% tax rate for non-corporate shareholders), and otherwise as short-term capital gain or loss. For taxable years beginning after December 31, 2000, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate shareholder for more than five years will be 8% and 18% (rather than 10% and 20%). The 18% rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.

   If a Shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the Shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

   Certain investment and hedging activities of the Funds, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, short sales, foreign currencies, and foreign securities will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to Shareholders and cause differences between a Fund's book income and taxable income. Income

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

earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders including the Funds of Funds. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

   Certain securities purchased by the Funds (such as STRIPS, CUBES, TRs, TIGRs, and CATS), as defined in the Funds' Prospectuses, are sold at original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. A Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when Banc One Investment Advisors would not otherwise have chosen to sell such securities and may result in a taxable gain or loss.

   The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

   The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the backup withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

   The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund of the Trust. Further tax information regarding the Municipal Funds and the International Funds is included in following sections of this Statement of Additional Information. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes.

   The foregoing discussion and the discussion below regarding the Municipal Funds, the International Funds and the Funds of Funds are based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive. In particular, the Bush administration has announced a proposal to make substantial changes to tax-advantaged savings and retirement vehicles the effect of which could significantly modify, among other things, the eligibility requirements, contribution limitations and investigating parameters of such plans. The prospects for these proposals are unclear, and many of their details have not been specified. Accordingly, it is not possible to evaluate how these proposals might affect the foregoing tax discussion and the discussion below.

Additional Tax Information Concerning the Municipal Funds

   A Fund will be qualified to pay exempt-interest dividends to its Shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax.

   The policy of each Municipal Fund is to distribute each year as exempt-interest dividends substantially all the Fund's net exempt-interest income. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Municipal Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund's taxable year, which does not exceed, in the aggregate, the net interest income from Municipal Securities and other securities the interest on which is exempt from the regular federal income tax received by the Fund during the taxable

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

year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from a Municipal Fund during such year, regardless of the period for which the Shares were held.

   Exempt-interest dividends may generally be treated by a Municipal Fund's Shareholders as items of interest excludable from their gross income under
Section 103(a) of the Code. However, each Shareholder of a Municipal Fund is advised to consult his or her tax advisor with respect to whether such Shareholder may be treated as a "Substantial User" or a "Related Person" to such user under Section 147(a) of the Code with respect to facilities financed through any of the tax-exempt obligations held by the Fund. "Substantial User" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired.

   "Related Persons" includes certain related natural persons, affiliated corporations, partners and partnerships.

   Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be taken into account in determining alternative minimum taxable income for purposes of determining liability (if any) for the federal alternative minimum tax applicable to individuals and the federal alternative minimum tax applicable to corporations. In the case of corporations, all tax-exempt interest dividends will be taken into account in determining adjusted current earnings for the purpose of computing the federal alternative minimum tax imposed on corporations.

   Current federal law limits the types and volume of bonds qualifying for Federal income tax exemption of interest, which may have an effect on the ability of the Funds to purchase sufficient amounts of tax exempt securities to satisfy the Code's requirements for the payment of "exempt-interest" dividends.

   All or a portion of interest on indebtedness incurred or continued by a Shareholder to purchase or carry Fund shares may not be deductible by the Shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund's total distributions (not including distributions of net capital gain) paid to the Shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered to have been used for the purpose of purchasing or carrying particular assets, the purchase of Fund shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

   Each Municipal Fund may at times purchase Municipal Securities (or other securities the interest on which is exempt from the regular federal income tax) at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of the market discount will be included in the Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

   Each Municipal Fund may acquire rights regarding specified portfolio securities under puts. See "Futures and Options Trading." The policy of each Municipal Fund is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Funds could acquire under the 1940 Act. Therefore, although a Municipal Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.

   Following is a brief discussion of treatment of exempt-interest dividends by certain states.


   Arizona Taxes. Shareholders of the Arizona Municipal Bond Fund will not be subject to Arizona income tax on exempt-interest dividends received from the Fund to the extent that such dividends are attributable to interest on tax-exempt obligations of the State of Arizona and its political subdivisions ("LOCAL OBLIGATIONS"). However, interest from Local Obligations may be includable in Federal gross income.


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


   Kentucky Taxes. Under Kentucky law, income distributed to resident shareholders of entities classified as regulated investment companies for federal income tax purposes retains the same character in the hands of the shareholder that it had in the hands of the distributing entity. Accordingly, dividends received from the Kentucky Municipal Bond Fund which are derived from interest on tax-exempt obligations of the Commonwealth of Kentucky, its agencies, and its political subdivisions, or from certain obligations of the United States and its territories, are exempt from Kentucky income tax. Other distributions by the Fund are subject to Kentucky income tax. These other distributions include, but are not limited to, those from net short-term and net long-term capital gains (including such gains on tax-exempt Kentucky municipal securities), interest earned on securities that are merely guaranteed by the federal government or its agencies, the net proceeds of repurchase agreements collateralized by securities issued by the federal government or its agencies, and interest earned on securities issued by any state other then Kentucky.



   Louisiana Taxes. Exempt-interest dividends generated by shares of the Louisiana Municipal Bond Fund in the hands of Louisiana residents is not included in the definition of "tax table" income under Louisiana law. In general, however, other distributions are subject to Louisiana income tax. All income from fund shares retains its character in the hands of an individual taxpayer. Neither the state nor its municipalities may impose property tax on fund shares.


   Michigan Taxes. Distributions received from the Michigan Municipal Bond Fund and the Michigan Municipal Money Market Fund are exempt from Michigan personal income tax to the extent they are derived from interest on tax-exempt Michigan Municipal Securities, under the current position of the Michigan Department of Treasury. Such distributions, if received in connection with a shareholder's business activity, may, however, be subject to Michigan single business tax. For Michigan personal income tax and single business tax purposes, Fund distributions attributable to any source other than interest on tax-exempt Michigan Municipal Securities will be fully taxable. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities.


   Ohio Taxes. Distributions from the Ohio Municipal Money Market Fund and the Ohio Municipal Bond Fund representing interest on obligations held by those Funds which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or its political subdivisions or agencies or instrumentalities ("Ohio Obligations"), are exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax may exclude such distributions from those Funds for purposes of the Ohio franchise tax net income base.


   Distributions that are properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.


   Although the Fund distributions attributable to interest on, and any profit from the sale, exchange or other disposition of, Ohio Obligations are excludable from the net income base of the Ohio corporation franchise tax, the value of all Fund shares must be included in the net worth base of the Ohio corporation franchise tax.


   This discussion of Ohio taxes assumes that the Ohio Municipal Money Market Fund and the Ohio Municipal Bond Fund will continue to qualify as regulated investment companies under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of each Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

   West Virginia Taxes. Shareholders may reduce their West Virginia adjusted gross income ("AGI") for that portion of the interest or dividends they receive which represents interest or dividends of the Fund on obligations or securities of any authority, commission or instrumentality of West Virginia that is exempt from the West Virginia personal income tax by Federal or West Virginia law. Shareholders may also reduce their West Virginia AGI for that portion of interest or dividends received from the Fund derived from obligations of the United States and from obligations or securities of some authorities, commissions or instrumentalities of the United States.

   However, shareholders cannot reduce their West Virginia AGI for any portion of interest or dividends received from the Fund derived from income on obligations of any state, or political subdivision thereof, other than West Virginia, regardless of

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

any Federal law exemption, such as that accorded "exempt-interest dividends;" and they must increase their West Virginia AGI by the amount of such interest or dividend income. Also, a shareholder must increase his or her West Virginia AGI by interest on indebtedness incurred (directly or indirectly) to purchase or hold shares of the Fund to the extent such interest was deductible in determining Federal AGI. The sale, exchange, or redemption of Fund shares is subject to the West Virginia income tax to the extent the gain or loss therefrom affects the determination of the shareholder's Federal AGI.

   The foregoing is only a summary of some of the important tax considerations generally affecting purchasers of Shares of a Tax-Advantaged Fund. Additional tax information concerning all Funds of the Trust is contained in the immediately preceding section of this Statement of Additional Information. No attempt is made to present a complete explanation of the state income tax treatment of each Tax-Advantaged Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Tax-Advantaged Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

Additional Tax Information Concerning The International Funds

   Transactions of the International Funds in foreign currencies, foreign currency denominated debt securities and certain foreign currency options, future contracts and forward contracts (and similar instruments) may result in ordinary income or loss to the Fund for federal income tax purposes which will be taxable to the Shareholders as such when it is distributed to them.

   Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) may (under regulations to be issued) constitute qualifying income for purposes of the 90% test only to the extent that they are directly related to the trust's business of investing in stock or securities.

   Investment by the International Funds in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on proceeds from the sale of its investment in such a company or other distributions from such a company, which tax cannot be eliminated by making distributions to Shareholders of the International Funds. If the International Funds elect to treat a passive foreign investment company as a "qualified electing fund," different rules would apply, although the International Funds do not expect to make such an election. Rather, the Funds intend to avoid such tax or other charge by making an election to mark gains (and to a limited extent, losses) from such investments to market annually.

   The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

Foreign Tax Credit

   If more than 50% of an International Fund's total assets at year end consist of the debt and equity securities of foreign corporations, the Fund may elect to permit its Shareholders who are U.S. citizens to claim a foreign tax credit or deduction on their U.S. income tax returns for their pro rata share of foreign taxes paid by the Fund. In that case, Shareholders will be required to include in gross income their pro rata share of foreign taxes paid by the Fund. Each Shareholder may then claim a foreign tax credit or a tax deduction that would offset some or all of the increased tax liability. Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the Shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the income to an International Fund flows through to the Fund's Shareholders. In addition, no credit will be allowed for foreign taxes paid in respect of any dividend on stock paid or accrued after September 4, 1997 unless the stock was held (without protection from risk of loss) for at least 16 days during the 30-day period beginning 15 days before the ex-dividend date. For certain preferred stock the holding period is 46 days during the 90-day period beginning 45 days before the ex-dividend date. This means that (i) Shareholders not satisfying this holding period requirement may not claim foreign tax credits in respect of their shares, and (ii) the Fund may not "flow through" tax credits to Shareholders in respect of dividends on stock that the Fund has not held for the requisite period. If the Fund makes this election with respect to foreign tax credits it will notify Shareholders of their proportionate share of foreign taxes paid, the portion of the distribution that represents foreign source income, and any amount of such foreign taxes paid which are not creditable because the Fund did not meet the holding period requirement. Gains to the International Funds from the sale of

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

securities generally will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. With limited exceptions, the foreign tax credit is allowed to offset only up to 90% of the federal alternative minimum tax imposed on corporations and individuals. Because of these limitations, Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by an International Fund.

   The foregoing is only a general description of the treatment of foreign source income or foreign taxes under the United States federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each Shareholder, Shareholders are advised to consult their own tax advisors.

Additional Tax Information Concerning The Funds of Funds


   A Fund of Funds will not be able to offset gains realized by one Fund in which it invests against losses realized by another Fund in which it invests. The use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.


   Depending on a Fund of Fund's percentage ownership in an underlying Fund, both before and after a redemption, a redemption of shares of an underlying Fund by a Fund of Funds may cause the Fund of Funds to be treated as not receiving capital gain income on the amount by which the distribution exceeds the tax basis of the Fund of Funds in the shares of the underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Fund of Funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying Funds directly.

   Although each Fund of Funds may itself be entitled to a deduction for foreign taxes paid by a Fund in which such Fund of Funds invests (see "Additional Tax Information Concerning the International Funds"), the Fund of Funds will not be able to pass any such credit or deduction through to its own shareholders.

   The foregoing is only a general description of the federal tax consequences of a fund-of-funds structure. Accordingly, prospective purchasers of Shares of a Fund of Funds are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

                                   VALUATION

Valuation of the Money Market Funds and Institutional Money Market Funds

   The Money Market Funds and Institutional Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

   The Money Market Funds and the Institutional Money Market Funds will be valued periodically (normally weekly) to determine the extent of deviation, if any, of the current NAV per share of the Funds using market values of the Funds' securities from the Funds' $1.00 amortized cost NAV. In determining the market value of any security, actual quotations or estimates of market value by any approved pricing service may be used. If quotations are not available and the pricing service is unable to provide an estimated market value, then securities may be valued at their fair value as determined in good faith under procedures approved by the Trust's Board of Trustees.

   In the event that the market value deviation exceeds one half of one percent, the Board of Trustees shall consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost NAV may result in material dilution or other unfair results to new or existing shareholders, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or

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

reducing dividends, declaring additional dividends, reducing the number of a Fund's outstanding shares without monetary consideration, or utilizing an NAV determined by using available market quotations.

Valuation of the Equity Funds, the Bond Funds and the Municipal Bond Funds

   Domestic equity securities (including options, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 pm Eastern Time ("ET"). If no sale occurred on the valuation date, the securities are valued at the mean of the latest bid and ask quotations as of the closing of the primary exchange, typically at 4:00 pm ET. Securities for which quotations are either (1) not readily available, or (2) determined by Banc One Investment Advisors or the Sub-Advisor to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available quotations. Securities traded on more than one exchange will be valued at the last sale price on the principal exchange if available, and if such price is not available, will be valued at the last price on the secondary exchange. The NASD National Market System is considered an exchange.

   Fixed income securities are valued at the latest quoted sale price available at 4:00 pm ET. If no sale occurred on the valuation date, the securities are valued at the mean of the latest bid and ask quotations available at 4:00 pm ET. Securities for which there is no current trade activity and no bid/ask quotations are valued by an approved independent pricing service based on their proprietary calculation models. Securities with less than 61 days to maturity are valued at amortized cost. Amortized cost is not used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

   Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or (3) determined by Banc One Investment Advisors or the Sub-Advisor to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees.

   Except as noted below, foreign securities are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. This value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation as of the close of the London Stock Exchange.

   U.K. securities, depending on which principal market the security trades, will be valued using the last available sale price or the latest mid-market price. Canadian securities, which are traded both in Canada and the United States, are valued at the latest available sale price or absent such a price, the mean of the latest bid/ask quotations on the exchange in which the security was purchased. Securities traded in South America and Central America shall be valued at their latest sale price as of 4:00 pm ET. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations as of 4:00 pm ET.

   Fair Value Procedures. In certain situations, a Fund's securities may be valued by another method that the Funds believe accurately reflects fair value in accordance with procedures approved by the Board. Fair value situations could include, but are not limited to, the following: (1) a significant event that affects the value of a Fund's securities (e.g., news relating to natural disasters affecting the issuer's operations or earnings announcements); (2) extremely illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities, (4) securities that may be defaulted or de-listed from an exchange and are no longer trading, or (5) any other circumstances in which Banc One Investment Advisors or the Sub-Advisor believes that market quotations are not readily available.

ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET VALUE

   The net asset value of each Fund is determined and its Class I, Class A, Class B, Class C, Class S, Service Class and Administrative Class Shares are priced as of the times specified in each Fund's Prospectus. The net asset value per share of each Fund's Class I, Class A, Class B, Class C, Class S, Service Class and Administrative Class Shares is calculated by determining the value of the respective Class's proportional interest in the securities and other assets of the Fund, less (i) such Class's proportional share of general liabilities and (ii) the liabilities allocable only to such Class, and dividing such amount by the number of Shares of the Class outstanding. The net asset value of a Fund's Class I, Class A, Class B, Class C, Class S, Service Class and Administrative Class Shares may differ from each other due to the expense of the Distribution and Shareholders Services Plan fee applicable to a Fund's Class A, Class B, Class C, Class S, Service Class and Administrative Class Shares.

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                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

   All of the classes of Shares in each Fund are sold on a continuous basis by One Group Dealer Services, Inc. (the "DISTRIBUTOR"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

   Class I Shares in a Fund may be purchased, through procedures established by the Distributor, by institutional investors, including affiliates of Bank One Corporation and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity.

   Class A, Class B and Class C Shares may be purchased by any investor that does not meet the purchase eligibility criteria, described above, with respect to Class I Shares. In addition to purchasing Class A, Class B and Class C Shares directly from the Distributor, an investor may purchase Class A, Class B and Class C Shares through a financial institution, such as a bank or insurance company (each a "SHAREHOLDER SERVICING AGENT") that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor. Questions concerning the eligibility requirements for each class of the Trust's Shares may be directed to the Distributor at 1-800-480-4111. As disclosed in the prospectuses, sales loads for Trustees and other affiliates of the Funds are waived due to their familiarity with the Funds.

   Class S and Administrative Class Shares are available only in the Institutional Money Market Funds. Such shares may be purchased by institutional investors, such as corporations, pension and profit sharing plans, and foundations; and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity (including affiliates of Bank One Corporation). Class S and Administrative Class Shares are designed for clients requiring additional services, such as reports and other information related to maintenance of shareholders accounts.

   Service Class Shares are available only in the Money Market Funds. This class of shares is available to broker-dealers, other financial intermediaries, banks and other depository institutions requiring special administrative and accounting services (e.g., sweep processing).

Exchanges

   The exchange privileges described in the Prospectuses may be exercised only in those states where the Shares of the Fund or such other Fund may be legally sold.

Purchases-in-Kind

   Generally, all purchases must be made in cash. However, if a shareholder purchases shares worth $1,000,000 or more, the Funds reserve the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Funds' Board of Trustees. If payment is made in securities, the applicable Fund will value the securities in the same manner in which it computes its NAV.

Redemptions

   The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when:


    (a)trading on the New York Stock Exchange (the "EXCHANGE") is broadly restricted by the applicable rules and regulations of the SEC,


    (b)the Exchange is closed for other than customary weekend and holiday closing,

    (c)the SEC has by order permitted such suspension, or

    (d)the SEC has declared a market emergency.

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


Systematic Withdrawal Plan



   Systematic withdrawals may be made on a monthly, quarterly or annual basis. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:



      (i) monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or



      (ii) quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.



   If you withdraw more than the limits stated above in any given systematic withdrawal payment, you will be charged a CDSC for the amount of the withdrawal over the limit for that month or quarter.



   For accounts that allow systematic withdrawals only as a fixed dollar amount per month or quarter, the applicable Class B or Class C CDSC is waived provided that, on the date of the systematic withdrawal, the fixed dollar amount to be withdrawn, when multiplied by 12 in the case of monthly payments or by four in the case of quarterly payments, does not exceed 10% of your then-current balance in the Fund. If on any given systematic withdrawal date that amount would exceed 10%, you will be charged a CDSC on the entire amount of that systematic withdrawal payment. This calculation is repeated on each systematic withdrawal date.



   For accounts that allow systematic withdrawals on a percentage basis, a Class B or Class C CDSC will be charged only on that amount of a systematic payment that exceeds the limits set forth above for that month or quarter.



   Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.



Cut-Off Times for Purchase, Redemption and Exchange Orders



   Orders to purchase, exchange or redeem shares received by the Funds, or by a Shareholder Servicing Agent authorized to receive such orders, by the cut-off times indicated in the Funds' prospectuses will be processed at the NAV next calculated after the order is received by the Fund or the Shareholder Servicing Agent. Under a variety of different types of servicing agreements, Shareholder Servicing Agents that are authorized to receive purchase, exchange and redemption orders from investors are permitted to transmit those orders that are received by the Shareholder Servicing Agent before the cut-off times in the various prospectuses to the Funds by the cut-off times stated in those agreements, which are generally later than the cut-off times stated in the prospectuses.

                            MANAGEMENT OF THE TRUST

Management Information

   The following table provides information concerning each Trustee and officer of the Trust.


                                        Term of                                                Number of
                                        Office/                                              Portfolios in     Other
                       Positions held   Length                    Principal                  Fund Complex  Directorships
                          with the      of Time                 Occupation(s)                 Overseen by   Held by the
Name, Address, and Age     Trust        Served               During Past 5 Years                Trustee       Trustee
---------------------- -------------- ----------- ------------------------------------------ ------------- -------------
Peter C. Marshall        Trustee,     Indefinite/ From March 2002 until present,                   61        None
 1111 Polaris Parkway    Chairman     5/16/94-    self-employed as a business consultant.
 Suite B2                             present     From March 2000 through February 2002,
 Columbus, OH 43240                               Senior Vice President, W.D. Hoard, Inc.
 12/10/42                                         (corporate parent of DCI Marketing, Inc.).
                                                  From November 1993 to March 2000,
                                                  President DCI Marketing, Inc.

Frederick W. Ruebeck     Trustee      Indefinite/ Since April 2000, Advisor Jerome P.              61        None
 1111 Polaris Parkway                 5/16/94-    Green & Associates, LLC (a broker-
 Suite B2                             present     dealer). From January 2000 to April 2000,
 Columbus, OH 43240                               self-employed as a consultant. From June
 10/8/39                                          1988 to December 1999, Director of
                                                  Investments, Eli Lilly and Company.

Robert A. Oden           Trustee      Indefinite/ From July 1, 2002 to present, President,         61        None
 1111 Polaris Parkway                 6/25/97-    Carleton College. From 1995 to July 1,
 Suite B2                             present     2002, President, Kenyon College.
 Columbus, OH 43240
 9/11/46

John F. Finn             Trustee      Indefinite/ Since 1975, President of Gardner, Inc.           61        Cardinal
 1111 Polaris Parkway                 5/21/98-    (wholesale distributor to outdoor power                    Health,
 Suite B2                             present     equipment industry)                                        Inc.
 Columbus, OH 43240                                                                                          (CAH)
 11/15/47

Marilyn McCoy            Trustee      Indefinite/ Since 1985, Vice President of                    61        None
 1111 Polaris Parkway                 4/28/99-    Administration and Planning,
 Suite B2                             present     Northwestern University.
 Columbus, OH 43240
 3/18/48

Julius L. Pallone        Trustee      Term        Since 1994, President, J.L. Pallone              61        None
 1111 Polaris Parkway                 expires     Associates (insurance consultant)
 Suite B2                             on June
 Columbus, OH 43240                   30, 2005/
 5/26/30                              4/28/99-
                                      present

Donald L. Tuttle         Trustee      Indefinite/ Since 1995, Vice President, Association          61        None
 1111 Polaris Parkway                 4/28/99-    for Investment Management and Research.
 Suite B2                             present
 Columbus, OH 43240
 10/6/34

David J. Kundert         President    Indefinite/ Since         , Chairman and Chief              N/A             N/A
 1111 Polaris Parkway                 10/15/03-   Executive Officer, Banc One Investment
 Suite B2                             present     Management Group. Since         ,
 Columbus, OH 43240                               President and Chief Executive Officer,
 10/28/42                                         Banc One Investment Advisors
                                                  Corporation. Director, One Group Dealer
                                                  Services, Inc., Banc One Securities
                                                  Corporation, Banc One Insurance Group,
                                                  One Group Administrative Services, Inc.
                                                  and Bank One Trust Company.

                                             Term of                                               Number of
                                             Office/                                             Portfolios in     Other
                            Positions held   Length                    Principal                 Fund Complex  Directorships
                               with the      of Time                 Occupation(s)                Overseen by   Held by the
Name, Address, and Age          Trust        Served               During Past 5 Years               Trustee       Trustee
----------------------      -------------- ----------- ----------------------------------------- ------------- -------------
Robert L. Young             Vice President Indefinite/ From November 2001 until present,              N/A           N/A
 1111 Polaris Parkway       and Treasurer  1/1/00-     Senior Managing Director and Chief
 Suite B2                                  present     Operating Officer of One Group Mutual
 Columbus, OH 43240                                    Funds for Banc One Investment
 1/17/63                                               Management Group. From October 1999
                                                       to present, Vice President and Treasurer,
                                                       One Group Administrative Services, Inc.,
                                                       and Vice President and Treasurer, One
                                                       Group Dealer Services, Inc. From
                                                       December 1996 to October 1999,
                                                       Managing Director of Mutual Fund
                                                       Administration, Banc One Investment
                                                       Advisors Corporation.

Beverly J. Langley          Vice President Indefinite  From June 1992 to present, Senior              N/A           N/A
 1111 Polaris Parkway                      8/15/02-    Compliance Director of Banc One
 Suite B2                                  present     Investment Advisors Corporation.
 Columbus, OH 43240
 10/4/56

Scott E. Richter            Secretary      Indefinite/ From February 2003 to present, Senior          N/A           N/A
 1111 Polaris Parkway                      10/15/03-   Associate General Counsel, Bank One
 Suite B2                                  present     Corporation. From November 1998 to
 Columbus, OH 43240                                    January 2003, Deputy General Counsel,
 7/4/56                                                Institutional Division, INVESCO. From
                                                       January 1997 to October 1998, Associate
                                                       General Counsel, Piper Capital
                                                       Management.

Gary R. Young               Assistant      Indefinite/ From October 1999 to present, Director,        N/A           N/A
 1111 Polaris Parkway       Treasurer and  1/1/00-     Mutual Fund Administration, One Group
 Suite B2                   Assistant      present     Administrative Services, Inc. From
 Columbus, OH 43240         Secretary                  October 2002 to present, Treasurer, One
 8/19/69                                               Group Asset Management (Ireland)
                                                       Limited. From December 1998 to October
                                                       1999, Director, Mutual Fund
                                                       Administration, Banc One Investment
                                                       Advisors Corporation. From January 1995
                                                       to December 1998, Vice President and
                                                       Manager of Mutual Fund Accounting,
                                                       Custody and Financial Administration,
                                                       First Chicago NBD Corporation.

Jessica K. Ditullio         Assistant      Indefinite/ From January 2000 to present, First Vice       N/A           N/A
 1111 Polaris Parkway       Secretary      1/1/00-     President and Counsel, Bank One
 Suite B2                                  present     Corporation; August 1990 to January
 Columbus, OH 43240                                    2000, Counsel, Bank One Corporation.
 9/19/62

Nancy E. Fields             Assistant      Indefinite/ From October 1999 to present, Director,        N/A           N/A
 1111 Polaris Parkway       Secretary      1/1/00-     Mutual Fund Administration, One Group
 Suite B2                                  present     Administrative Services, Inc. and Senior
 Columbus, OH 43240                                    Project Manager, Mutual Funds, One
 6/22/49                                               Group Dealer Services, Inc. From July
                                                       1999 to October 1999, Project Manager,
                                                       One Group, Banc One Investment
                                                       Advisors Corporation. From January 1998
                                                       to July 1999, Vice President, Ohio
                                                       Bankers Association. From July 1990
                                                       through December 1997, Vice President,
                                                       Client Services, BISYS Fund Services,
                                                       Inc.

Alaina V. Metz              Assistant      Indefinite/ From June 1995, to present, Vice               N/A           N/A
 BISYS Fund Services, Inc.  Secretary      11/95 to    President, BISYS Fund Service Inc.
 3435 Stelzer Road                         present
 Columbus, Ohio 93219
 4/7/67

   Banc One Investment Advisors, the investment adviser to the Trust, is an "affiliated person" of the Trust within the meaning of that term under the 1940 Act. Certain individuals, who are also officers of the Trust and who oversee 61 Portfolios in the Fund Complex, hold or have held positions with Banc One Investment Advisors as follows: David J. Kundert has served as President and
Chief Executive Officer since         ; Robert L. Young served as Managing
Director of Mutual Fund Administration from December 1996 to October 1999; Gary
R. Young served as Director of Mutual Fund Financial Administration from December 1998 to October 1999; Nancy E. Fields served as Project Manager, One Group, from July 1999 to October 1999; and Beverly J. Langley has served as Senior Compliance Director since June 1992.


Board of Trustees

   Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust who were elected by the Shareholders of the Trust. The seven Trustees of the Trust are responsible for making major decisions about each Portfolio's investment objectives and policies, but delegate the day-to-day administration of the Portfolios to the officers of the Trust.


   Standing Committees of the Board. There are four standing committees of the Board of Trustees. The Audit Committee is comprised of all seven members of the Board of Trustees. The purposes of the Audit Committee are: (a) to oversee the Trust's accounting and financial reporting policies and practices; (b) to oversee the quality and objectivity of the Trusts' financial statements and the independent auditor therefor; (c) to act as a liaison between the Trusts' independent auditors and the full Board of Trustees and (d) to act as a qualified legal compliance committee. The Audit Committee met twice during the past fiscal year.


   The Nominations Committee identifies candidates to fill vacancies on the Board of Trustees. Peter C. Marshall and Frederick W. Ruebeck are members of the Nominations Committee. The Nominations Committee did not meet during the past fiscal year. The Nominations Committee will consider nominees recommended by Shareholders. Recommendations should be submitted to the Nominations Committee in care of One Group Mutual Funds.


   The Special Proxy Voting Committee considers and determines how to vote on behalf of the Funds with respect to specific votes referred to it by Banc One Investment Advisors. Votes referred to the Special Proxy Voting Committee are limited to those identified by Banc One Investment Advisors as both (i) involving a material conflict of interest of the investment adviser, and (ii) to be impractical and inappropriate to resolve by following the voting recommendation, if any, of an independent firm. Peter C. Marshall, John F. Finn, and Frederick W. Ruebeck are members of the Special Proxy Voting Committee. The Special Proxy Voting Committee was formed on May 15, 2003 and did not meet during the last fiscal year.



   The Special Review Committee assists the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to issues raised in the complaint (the "Canary Complaint") filed by the New York Attorney General against Canary Capital Partners, LLC, et al. (collectively, "Canary") on September 3, 2003 which alleged, among other things, that Canary had engaged in improper trading practices with certain Funds in the Trust. For more information regarding the Canary Complaint, please see the section entitled "Legal Proceedings" in each Fund's prospectus. The members of the Special Review Committee are Peter C. Marshall, Julius L. Pallone and Frederick W. Ruebeck. The Special Review Committee was formed on September 8, 2003 and did not meet during the last fiscal year.



   Disinterested Trustee Positions. During 2001 and 2002, each of the Trustees was also a trustee for One Group Investment Trust, which has 9 portfolios.



   Ownership of Securities.   As of December 31, 2002, each of the Trustees
beneficially owned shares of certain Funds of the Trust, either directly or through participation in the Fund Complex's (which includes One Group Investment Trust), Deferred Compensation Plans in the following amounts:

   The amount of such beneficial interest in each Fund and in the aggregate is shown in the following table:


                                                                                  Aggregate Dollar Range of
                                                                             Equity Securities in All Registered
                                     Dollar Range of Equity                     Investment Companies overseen
                                     Securities in the Funds                        by the Trustee in the
Name of Trustee                           listed below                             Family of Mutual Funds
---------------      ------------------------------------------------------  -----------------------------------
Peter C. Marshall... Investor Growth Fund            (greater than)$100,000*       (greater than)$100,000*

Frederick W. Ruebeck High Yield Bond Fund            (greater than)$100,000*       (greater than)$100,000*

Robert A. Oden...... Large Cap Growth Fund               $10,001-$50,000           (greater than)$100,000*
                     Equity Index Fund                   $10,001-$50,000
                     Bond Fund                           $10,001-$50,000

John F. Finn........ Small Cap Growth Fund              $50,001-$100,000           (greater than)$100,000*
                     Small Cap Value Fund               $50,001-$100,000
                     Large Cap Value Fund               $50,001-$100,000

Marilyn McCoy....... Small Cap Growth Fund              $50,001-$100,000           (greater than)$100,000*
                     Small Cap Value Fund               $50,001-$100,000
                     Mid Cap Growth Fund             (greater than)$100,000*
                     Mid Cap Value Fund                  $10,001-$50,000
                     Mortgage-Backed Securities Fund    $50,001-$100,000
                     High Yield Bond Fund               $50,001-$100,000
                     Equity Index Fund                     $1-$10,000

Julius L. Pallone... Mid Cap Value Fund                  $10,001-$50,000           (greater than)$100,000*
                     Mid Cap Growth Fund                 $10,001-$50,000
                     Municipal Money Market Fund           $1-$10,000
                     Small Cap Growth Fund               $10,001-$50,000
                     Small Cap Value Fund                $10,001-$50,000
                     Health Sciences Fund                $10,001-$50,000
                     Large Cap Value Fund                $10,001-$50,000
                     Technology Fund                     $10,001-$50,000

Donald L. Tuttle.... Small Cap Value Fund               $50,001-$100,000           (greater than)$100,000*
                     Diversified Mid Cap Fund            $10,001-$50,000
                     Diversified International Fund     $50,001-$100,000

--------
* means greater than.

   Prior to December 31, 2000, John Finn had a beneficial interest in common stock in Bank One Corporation, the indirect parent of Banc One Investment Advisors, through a deferred compensation plan. During the two year period ended December 31, 2001, the highest quarter end value of the stock was $279,245. Mr. Finn's interest in all Bank One Corporation securities terminated as of December 29, 2000.


   Offices with Companies That Have Certain Trustees or Directors. During 2001, Frederick W. Ruebeck, a trustee of the Trust, served as a Trustee and an Investment Officer for Wabash College and Joseph D. Barnette, Jr. served as a trustee of that college. Mr. Barnette was CEO of Bank One, Indiana, N.A. until his retirement.


Sub-Investment Advisory Agreements


   Approval of Investment Advisory Agreement. The investment advisory agreement with Banc One Investment Advisors was formally considered by the Board of Trustees at meetings held in August 2003, which included detailed discussions held outside the presence of fund management and Banc One Investment Advisors. In conducting its review, the Board of Trustees, all of whom are independent trustees for purposes of the 1940 Act, were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided, including investment and shareholder service performance; (2) the competitiveness of the Funds' fees, costs and expense ratios with those of comparable products; (3) possible economies of scale; (4) the profitability of Banc One Investment Advisors as compared to profitability of other advisers in the industry; and (5) other costs and benefits to Banc One Investment Advisors and its affiliates arising from the relationship with the Funds. In analyzing these factors, the Board reviewed and considered highly detailed expense and performance comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each Fund to a broad or general universe of funds and to a "peer group" of funds. The Board further reviewed staffing information including continuity and turnover, investment management processes, conflicts of interest, and brokerage practices, and time spent on the Funds as compared to Banc One Investment Advisors' other accounts. The Board also considered initiatives to improve service quality, including Banc One Investment Advisors' plans to enhance its research staff. In connection with the Board's analysis, Banc One Investment Advisors also provided information on employee compensation and performance-based bonuses for portfolio management staff.


   As disclosed elsewhere in this Statement of Additional Information, Banc One Investment Advisors has soft dollar arrangements by which brokers provide research to Banc One Investment Advisors in return for allocating brokerage to such brokers. The Board also considered the costs and benefits to affiliates of Banc One Investment Advisors such as those associated with the assumption of duties as administrator to the Trust by One Group Administrative Services, Inc. Also considered was the business reputation and financial resources of Banc One Investment Advisors and its ultimate corporate parent, Bank One Corporation.


   In addition to the information described above, the Board also evaluated the services provided by Banc One High Yield Partners, LLC to the High Yield Bond Fund and the Income Bond Fund in connection with the Sub-Investment Advisory Agreements between Banc One Investment Advisors and Banc One High Yield Partners, LLC. Banc One High Yield Partners, LLC was formed as a limited liability company under an agreement between Banc One Investment Advisors and Pacholder Associates, Inc. ("Pacholder"). Under the Agreement, Pacholder is responsible for providing portfolio management services on behalf of Banc One High Yield Partners. In evaluating the Sub-Investment Advisory Agreements, the Board considered the experience, research methodology and portfolio management staffing provided by Pacholder in managing high yield assets. The Board also considered the performance in the context of other large high yield bond funds. Additionally, the Board considered the process by which Banc One Investment Advisors oversees the activities of Banc One High Yield Partners under the Sub-Investment Advisory Agreements.

   Based on its review, the Board of Trustees approved the Investment Advisory Agreement and Sub-Investment Advisory Agreements and determined the compensation payable under such agreements to be fair and reasonable in light of the services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.


   The Trustees of the Portfolios receive fees and expenses for each meeting of the Board of Trustees attended. The Compensation Table below sets forth the total compensation to the Trustees from the Trust for the fiscal year ended June 30, 2003.

                              COMPENSATION TABLE


                                                         Pension or        Estimated       Total
                                  Aggregate          Retirement Benefits    Annual     Compensation
                                 Compensation        Accrued as Part of  Benefits Upon From the Fund
Name of Person, Position  From the Portfolios(1),(2) Portfolio Expenses   Retirement    Complex(3)
------------------------  -------------------------- ------------------- ------------- -------------
Peter C. Marshall,.......          $128,420                  NA               NA         $130,000
   Trustee
Charles I. Post,.........          $108,653                  NA               NA         $ 82,500
   Trustee (Retired) (4)
Frederick W. Ruebeck,....          $ 81,471                  NA               NA         $110,000
   Trustee
Robert A. Oden, Jr.,.....          $108,653(5)               NA               NA         $110,000
   Trustee
John F. Finn,............          $108,653(6)               NA               NA         $110,000
   Trustee
Marilyn McCoy,...........          $108,653(6)               NA               NA         $110,000
   Trustee
Julius L. Pallone,.......          $108,653                  NA               NA         $110,000
   Trustee
Donald L. Tuttle,........          $108,653                  NA               NA         $110,000
   Trustee

--------

(1) Figures are for the Trust's fiscal year ended June 30, 2003. For the fiscal year ending June 30, 2003, each trustee received one fee for services to both One Group Investment Trust and One Group Mutual Funds (collectively, the "Trusts"). The fee was allocated to each Trust on the basis of relative net assets. The amount reflected relates only to the fees allocated to the One Group Mutual Funds.


(2) Pursuant to an Amended and Restated Deferred Compensation Plan for Trustees of One Group Investment Trust (the "Plan") adopted at the February 13, 2002 Board of Trustee's meeting, the Trustees may defer all or a part of their compensation payable by the Trust. Under the Plan, the Trustees may specify Class I Shares of one or more funds of One Group Mutual Funds to be used to measure the performance of a Trustee's deferred compensation account. A Trustee's deferred compensation account will be paid at such times as elected by the Trustee subject to certain mandatory payment provisions in the Plan (e.g., death of a Trustee).


(3) "Fund Complex" comprises the forty-nine Funds of the Trust and the nine Portfolios of One Group Investment Trust that were operational as of June 30, 2003. Compensation for the "Portfolio Complex" is for the fiscal year ended June 30, 2003.





(4) Charles I. Post served as trustee of One Group Investment Trust and One Group Mutual Funds until his retirement on March 31, 2003. The compensation table reflects the total compensation that was paid to Mr. Post for the fiscal year ending June 30, 2003.



(5) Includes $30,000 of deferred compensation.



(6) Includes $108,653 of deferred compensation.

Investment Advisor and Sub-Advisor

                   BANC ONE INVESTMENT ADVISORS CORPORATION

   Investment advisory services to each of the Trust's Funds are provided by Banc One Investment Advisors. Banc One Investment Advisors makes the investment decisions for the assets of the Funds (except for the High Yield Bond Fund and the high yield portion of the Income Bond Fund which are sub-advised by Banc One High Yield Partners, LLC, the Sub-Advisor). In addition, Banc One Investment Advisors continuously reviews, supervises and administers the Funds' investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of any bank affiliate of Banc One Investment Advisors and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.


   Banc One Investment Advisors is an indirect, wholly-owned subsidiary of BANK ONE CORPORATION, a bank holding company incorporated in the state of Delaware. BANK ONE CORPORATION operates banking offices in 14 states and in selected international markets. BANK ONE CORPORATION also engages in other business related to banking and finance, including credit card and merchant processing, consumer and education finance, mortgage lending and servicing, insurance, venture capital, investment and merchant banking, trust, brokerage, investment management, leasing, community development and data processing. These activities are conducted through bank subsidiaries and nonbank subsidiaries. On
a consolidated basis, BANK ONE CORPORATION had assets of over $     billion as
of June 30, 2003.


   Banc One Investment Advisors represents a consolidation of the investment advisory staffs of a number of bank affiliates of Bank One Corporation, which have considerable experience in the management of open-end management investment company portfolios, including One Group Mutual Funds (formerly, One Group, The One Group and the Helmsman Funds) since 1985.

   During the fiscal year ended June 30, 2003, the Funds of the Trust paid the following investment advisory fees to Banc One Investment Advisors and Banc One Investment Advisors waived investment advisory fees as follows:



                     ONE GROUP MUTUAL FUNDS ADVISORY FEES


                    (For fiscal year ending June 30, 2003)


                                  (in 000's)



        Fund                                           Net      Waived
        ----                                        -------    ------
         1. U.S. Treasury Securities Money Market.. $23,043    $  678
         2. Prime Money Market..................... $35,792    $3,355
         3. Municipal Money Market................. $ 4,693    $1,391
         4. Ohio Municipal Money Market............ $   410    $   51
         5. Equity Income.......................... $ 3,165    $  146
         6. Mid Cap Value.......................... $ 9,868    $  114
         7. Mid Cap Growth......................... $12,438    $1,187
         8. Equity Index........................... $ 2,526    $4,640
         9. Large Cap Value........................ $ 8,123    $   86
        10. Balanced............................... $ 1,695    $  518
        11. International Equity Index............. $ 2,928    $   49
        12. Large Cap Growth....................... $11,317    $2,676
        13. Short-Term Bond........................ $ 3,711    $2,860
        14. Intermediate Tax-Free Bond............. $ 2,868    $1,305
        15. Municipal Income....................... $ 5,118    $  640
        16. Ohio Municipal Bond.................... $ 1,034    $  568
        17. Government Bond........................ $ 4,177    $  556
        18. Ultra Short-Term Bond.................. $ 4,215    $5,284
        19. Treasury Only Money Market............. $ 2,417    $   --
        20. Government Money Market................ $ 7,370    $   --
        21. Kentucky Municipal Bond................ $   604    $   75
        22. Institutional Prime Money Market....... $29,345    $1,957
        23. Arizona Municipal Bond................. $   674    $   84
        24. W. Virginia Municipal Bond............. $   412    $   58
        25. Louisiana Municipal Bond............... $   600    $  304
        26. Diversified Equity..................... $11,888    $  128
        27. Small Cap Growth....................... $ 3,293    $   11
        28. High Yield Bond........................ $ 4,062    $  710
        29. Investor Growth........................ $    62    $  248
        30. Investor Growth & Income............... $   487    $   --
        31. Investor Conservative Growth........... $   175    $   --
        32. Investor Balanced...................... $   381    $   --
        33. Treasury & Agency...................... $   523    $  534
        34. Small Cap Value........................ $ 4,816    $   78
        35. Diversified Mid Cap.................... $ 6,527    $   81
        36. Diversified International.............. $ 5,529    $  467
        37. Market Expansion Index................. $    95    $  258
        38. Bond................................... $15,852    $9,129
        39. Income Bond............................ $ 5,744    $2,406
        40. Intermediate Bond...................... $ 6,749    $4,420
        41. Short-Term Municipal Bond.............. $ 1,485    $1,111
        42. Tax-Free Bond.......................... $ 2,479    $  310
        43. Michigan Municipal Bond................ $ 1,314    $  168
        44. Michigan Municipal Money Market........ $   418    $  124
        45. Technology............................. $    16    $  243
        46. U.S. Government Securities Money Market $ 3,011    $  139
        47. Mortgage-Backed Securities............. $ 1,943    $1,232
        48. Health Sciences........................ $     9    $  108
        49. Market Neutral (a)..................... $   146    $   88
        50. Institutional Prime Plus Money Market..      NA(b)     NA(b)
        51. Institutional Tax-Free Money Market....      NA(b)     NA(b)
        52. Real Estate............................      NA(b)     NA(b)





(a) Fees for the period from the commencement of operations to June 30, 2003.


(b) As of June 30, 2003, the Fund had not commenced operations.

   During the fiscal years ended June 30, 2001 and 2002, the Funds of the Trust paid the following investment advisory fees to Banc One Investment Advisors (except as noted above) and Banc One Investment Advisors voluntarily waived investment advisory fees as follows:


                   ONE GROUP MUTUAL FUND ADVISORY FEES--NET


                                               Fiscal Year Ended June 30,
                                           2002 (in 000's)   2001 (in 000's)
                                           --------------  -----------------
  Fund                                       Net    Waived    Net      Waived
  ----                                     -------  ------ -------    ------
  U.S. Treasury Securities Money Market... $25,458  $  749 $23,363    $1,036
  Prime Money Market...................... $40,121  $3,761 $32,366    $4,739
  Municipal Money Market.................. $ 4,939  $1,463 $ 4,125    $1,223
  Ohio Municipal Money Market............. $   357  $   50 $   316    $   42
  Equity Income........................... $ 4,317  $  135 $ 5,301    $  147
  Mid Cap Value........................... $10,384  $  104 $ 8,949    $  169
  Mid Cap Growth.......................... $13,285  $1,538 $15,783    $  593
  Equity Index............................ $ 3,272  $5,486 $ 4,596    $5,603
  Large Cap Value......................... $10,244  $   51 $12,102    $   61
  Balanced................................ $ 2,268  $  649 $ 2,800    $  601
  International Equity Index.............. $ 3,411  $   33 $ 4,282    $   88
  Large Cap Growth........................ $17,117  $2,673 $24,045    $2,668
  Short-Term Bond......................... $ 2,667  $2,054 $ 2,394    $1,963
  Intermediate Tax-Free Bond.............. $ 2,906  $1,306 $ 3,009    $1,454
  Municipal Income........................ $ 5,040  $  630 $ 4,583    $  697
  Ohio Municipal Bond..................... $   894  $  494 $   796    $  436
  Government Bond......................... $ 3,786  $  495 $ 3,800    $  466
  Ultra Short-Term Bond................... $ 1,568  $1,843 $   844    $  875
  Treasury Only Money Market.............. $     0  $2,015 $ 1,019    $    2
  Government Money Market................. $     0  $4,934 $ 3,410    $   52
  Kentucky Municipal Bond................. $   603  $   75 $   596    $   74
  Institutional Prime Money Market........ $15,117  $3,779 $ 6,569    $1,642
  Arizona Municipal Bond.................. $   715  $   89 $   763    $   95
  W. Virginia Municipal Bond.............. $   391  $   49 $   398    $   50
  Louisiana Municipal Bond................ $   591  $  300 $   555    $  286
  Diversified Equity...................... $14,083  $  208 $15,362    $  164
  Small Cap Growth........................ $ 2,928  $   41 $ 2,534    $   --
  High Yield Bond......................... $ 2,818  $  527 $ 2,006    $  398
  Investor Growth......................... $    98  $  250 $   125    $  187
  Investor Growth & Income................ $   499  $   26 $   253    $  234
  Investor Conservative Growth............ $   132  $    4 $    77    $   31
  Investor Balanced....................... $   353  $   12 $   251    $   69
  Treasury & Agency....................... $   454  $  449 $   339    $  323
  Small Cap Value......................... $ 3,997  $   86 $ 1,904    $   80
  Diversified Mid Cap..................... $ 7,551  $  111 $ 7,585    $  430
  Diversified International............... $ 6,003  $  452 $ 6,592    $  169
  Market Expansion Index.................. $    41  $  138 $    49    $   78
  Bond.................................... $10,440  $6,197 $ 8,006    $4,535
  Income Bond............................. $ 5,975  $2,424 $ 6,000    $2,372
  Intermediate Bond....................... $ 5,466  $3,504 $ 5,247    $3,261
  Short-Term Municipal Bond............... $   713  $  545 $   424    $  331
  Tax-Free Bond........................... $ 2,495  $  312 $ 2,576    $  322
  Michigan Municipal Bond................. $ 1,229  $  162 $ 1,141    $  143
  Michigan Municipal Money Market......... $   541  $  161 $   557    $  169
  Technology.............................. $    46  $  346 $   173(b) $  290(b)
  U.S. Government Securities Money Market. $ 2,768  $  161 $   831(b) $   24(b)
  Mortgage-Backed Securities.............. $ 1,028  $  606 $   629(b) $  328(b)
  Health Sciences......................... $    11  $  116 $    --    $   15(b)
  Market Neutral(a).......................      NA      NA      NA        NA
  Institutional Prime Plus Money Market(a)      NA      NA      NA        NA
  Institutional Tax-Free Money Market(a)..      NA      NA      NA        NA
  Real Estate(a)..........................      NA      NA      NA        NA



(a) As of June 30, 2001 and June 30, 2002, the Fund had not commenced operations.

(b) Fees for the period from the commencement of operations to June 30, 2001.

   All investment advisory services are provided to the Funds by Banc One Investment Advisors pursuant to an investment advisory agreement dated January 11, 1993 (the "INVESTMENT ADVISORY AGREEMENT"). The Investment Advisory Agreement (and the Sub-Investment Advisory Agreements described immediately following, collectively, the "ADVISORY AND SUB-ADVISORY AGREEMENTS") will continue in effect as to a particular Fund from year to year, if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The Advisory and Sub-Advisory Agreements were renewed by the Trust's Board of Trustees at their quarterly meeting on August 14, 2003. The Advisory and Sub-Advisory Agreements may be terminated as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund's Advisor or Sub-Advisor as the case may be. The Advisory and Sub-Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.


   The Advisory and Sub-Advisory Agreements each provide that the respective Advisor or Sub-Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Banc One Investment Advisors or Sub-Advisor in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.



Banc One High Yield Partners, LLC


   Banc One High Yield Partners, LLC serves as investment Sub-Advisor to the High Yield Bond Fund pursuant to an agreement with Banc One Investment Advisors (the "HIGH YIELD INVESTMENT ADVISORY AGREEMENT"). The Sub-Advisor was formed in June, 1998 to provide investment advisory services related to high yield, high risk assets to various clients, including the High Yield Bond Fund. The Sub-Advisor is controlled by Banc One Investment Advisors and Pacholder Associates, Inc., an investment advisory firm which specializes in high yield, high risk, fixed income securities. For its services, the Sub-Advisor is entitled to a fee, which is calculated daily and paid monthly by Banc One Investment Advisors, equal to .70% of the High Yield Bond Fund's average daily net assets. For the fiscal years ended June 30, 2001, June 30, 2002, and June 30, 2003, respectively, Banc One Investment Advisors paid the Sub-Advisor $2,005,813 ($397,951 of which was waived), $2,459,290 ($486,500 of which was
waived), and $           ($           of which was waived), respectively in
sub-advisory fees with respect to the High Yield Bond Fund.



   Banc One High Yield Partners, LLC also serves as investment Sub-Advisor to the Income Bond Fund pursuant to an agreement with Banc One Investment Advisors (the "INCOME BOND FUND ADVISORY AGREEMENT"). Under the Income Bond Fund Advisory Agreement, the Sub-Advisor provides a continuous investment program with respect to those assets of the Income Bond Fund that are designated by Banc One Investment Advisors for investment in high yield assets (the "Portfolio"). For its services, the Sub-Advisor is entitled to a fee, which is calculated daily and paid monthly, equal to .60% of the Portfolio's average daily net assets. The Sub-Advisor has agreed to waive a portion of the sub-advisory fee equal to the percentage of the investment advisory fee waived by Banc One Investment Advisors under the Investment Advisory Agreement between the Trust and Banc One Investment Advisors. For the fiscal years ended June 30, 2001, 2002 and 2003, Banc One Investment Advisors paid the Sub-Advisor $302,504 ($113,618 of which was waived), $304,684 ($120,456 of which was waived), and
$           ($           of which was waived), respectively, in sub-advisory
fees with respect to the Income Bond Fund.


Code of Ethics


   The Trust, Banc One Investment Advisors, Banc One High Yield Partners, LLC, and One Group Dealer Services, Inc. have adopted codes of ethics under Rule 17j-1 of the 1940 Act. The Trust's code of ethics includes policies which require "access persons" (as defined in Rule 17j-1) to: (i) place the interest of Trust Shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trust or with a Fund. The Trust's code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trust or a Fund; (ii) making to the Trust any untrue statement of a material fact or omit to state to the Trust or a Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust or a Fund; or (iv) engaging in any manipulative practice with respect to the Trust or a Fund. The Trust's code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions.

   Banc One Investment Advisors' code of ethics requires that all employees must: (i) place the interest of the accounts which are managed by Banc One Investment Advisors first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee's position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Banc One Investment Advisors' code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by a Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as mutual fund shares and U.S. government securities).

   Banc One High Yield Partners, LLC's code of ethics ( the "BOHYP Code") requires that all employees must: (i) at all times, place the interests of clients before their personal interests; (ii) conduct all personal securities transactions in a manner consistent with the BOHYP Code, so as to avoid any actual or potential conflicts of interest, or an abuse of position of trust and responsibility; and (iii) not take any inappropriate advantage of their position with or on behalf of clients. The BOHYP Code permits personnel subject to the code to invest in securities including securities that may be purchased or held by a Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as mutual fund shares and U.S. government securities).

   One Group Dealer Services' Code of Ethics requires that all employees of One Group Dealer Services must: (i) place the interest of the accounts which are managed by affiliates of One Group Dealer Services first; (ii) conduct all personal securities transactions in a manner that is consistent with the Code of Ethics and the individual employee's position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. One Group Dealer Services' Code of Ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by the Funds subject to the policies and restrictions in such Code of Ethics.

Portfolio Transactions

   Pursuant to the Advisory and Sub-Advisory Agreements, Banc One Investment Advisors and the Sub-Advisor determine, subject to the general supervision of the Board of Trustees of the Trust and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, the Bond Funds, the Funds of Funds and (to a varying degree) the Balanced Fund usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds of Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While Banc One Investment Advisors or the Sub-Advisor generally seeks competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

   Allocation of transactions, including their frequency, to various dealers is determined by Banc One Investment Advisors and the Sub-Advisor with respect to the Funds each serves based on their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Banc One Investment Advisors or the Sub-Advisor may receive orders for transactions by the Trust, even if such dealers charge commissions in excess of the lowest rates available, provided such commissions are reasonable in light of the value of brokerage and research services received. Such research services may include, but are not limited to, analysis and reports concerning economic factors and trends, industries, specific securities, and portfolio strategies. Information so received is in addition to and not in lieu of services required to be performed by Banc One Investment Advisors or the Sub-Advisor and does not reduce the advisory fees payable to Banc One Investment Advisors or the Sub-Advisor. Such information may be useful to Banc One Investment Advisors or the Sub-Advisor in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Banc One Investment Advisors or the Sub-Advisor in carrying out their obligations to the Trust. In the last fiscal year, Banc One Investment Advisors directed brokerage commissions to brokers who provided research services to Banc One Investment Advisors. For the fiscal year ended June 30, 2003, total compensation paid to such brokers amounted to $35,795,288.


   The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with its investment advisors or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of Bank One Corporation subsidiary banks with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.


   In the fiscal years ended June 30, 2001, 2002 and 2003, each of the Funds of the Trust that paid brokerage commissions and the amounts paid for each year were as follows:


                             BROKERAGE COMMISSIONS


                                        Fiscal Year Ended June 30,
                                     ---------------------------------
          Fund                          2001       2002        2003
          ----                       ---------- ----------- ----------
          Equity Income............. $  541,484 $   329,209 $  344,444
          Mid Cap Value............. $3,882,186 $ 3,902,701 $6,064,487
          Mid Cap Growth............ $3,850,910 $ 2,666,090 $4,539,154
          Equity Index.............. $  200,884 $    90,876 $  100,531
          Large Cap Value........... $5,109,892 $ 4,775,920 $3,654,951
          Balanced.................. $  244,188 $   126,911 $  239,100
          International Equity Index $  156,787 $   260,676 $  390,932
          Large Cap Growth.......... $4,729,683 $ 4,363,383 $4,605,187
          Small Cap Growth.......... $  875,395 $ 1,055,585 $2,254,737
          Diversified Equity........ $1,114,165 $   946,260 $1,860,336
          Small Cap Value........... $  869,365 $ 1,456,912 $1,852,753
          Diversified Mid Cap....... $1,239,017 $ 1,069,766 $1,951,734
          Diversified International. $1,505,748 $13,119,923 $4,636,806
          Market Expansion Index.... $    5,955 $    76,939 $  194,166
          Intermediate Tax-Fee Bond.         NA $     1,050         NA
          Ultra Short-Term Bond..... $    4,568          NA         NA
          Government Bond........... $    2,436          NA         NA
          High Yield Bond........... $    4,688 $     3,028         NA
          Market Neutral............         NA          NA $  576,360
          Short-Term Municipal Bond.         NA $    15,000         NA
          Municipal Income..........         NA $    15,737         NA
          Technology................         NA $    38,223 $   55,938
          Health Sciences...........         NA $    21,671 $   32,922

   As of June 30, 2003, certain Funds owned securities of their regular broker dealers (or parents) as shown below:



                Fund                    Name of Broker-Dealer   Value of Securities Owned
                ----                    ---------------------   -------------------------
                                                                         (000's)
Prime Money Market................... Goldman Sachs Group, Inc.         $150,000
U.S. Treasury Securities Money Market Goldman Sachs Group, Inc.          300,000
Equity Income........................ Merrill Lynch & Co., Inc.            3,416
                                      Morgan Stanley & Co.                 2,794
                                      Prudential Securities                3,819
Income Bond.......................... Prudential Securities                4,401
                                      Goldman Sachs Group, Inc.              540
                                      Lehman Brothers                      6,337
                                      Morgan Stanley & Co.                 3,919
                                      Merrill Lynch & Co., Inc.              482
Short-Term Bond...................... Merrill Lynch & Co., Inc.            3,284
                                      Prudential Securities                2,773
                                      Salomon Smith Barney                 1,000
                                      Goldman Sachs Group, Inc.            2,318
                                      Lehman Brothers                      6,620
                                      Morgan Stanley & Co.                 3,543
Equity Index......................... Goldman Sachs Group, Inc.            9,188
                                      Lehman Brothers                      3,576
                                      Merrill Lynch & Co., Inc.            9,271
                                      Morgan Stanley & Co.                12,247
                                      Prudential Securities                5,078
Large Cap Value...................... Lehman Brothers                      1,865
                                      Merrill Lynch & Co., Inc.            9,450
                                      Goldman Sachs Group, Inc.            9,806
                                      Morgan Stanley & Co.                10,659
                                      Prudential Securities                5,808
Government Money Market.............. Morgan Stanley & Co.               270,000
Balanced............................. Morgan Stanley & Co.                 4,218
                                      Goldman Sachs Group, Inc.            2,236
Ultra Short-Term Bond................ Lehman Brothers                      8,514
                                      Merrill Lynch & Co., Inc.            6,067
                                      Prudential Securities                4,702
Intermediate Bond.................... Morgan Stanley & Co.                 9,972
                                      Prudential Securities                8,035
                                      Goldman Sachs Group, Inc.            7,824
                                      Lehman Brothers                      2,495
                                      Merrill Lynch & Co., Inc.              462
Diversified Equity................... Morgan Stanley & Co.                17,154
Institutional Prime Money Market..... Goldman Sachs Group, Inc.          348,249
                                      Lehman Brothers                    100,000
                                      Morgan Stanley & Co.               482,484
Bond................................. Merrill Lynch & Co., Inc.            9,157
                                      Morgan Stanley & Co.                17,494
                                      Prudential Securities               28,099
                                      Salomon Smith Barney                   812
                                      Goldman Sachs Group, Inc.           15,404
                                      Lehman Brothers                      4,987
Mortgage Backed Securities........... Merrill Lynch & Co., Inc.            3,456
                                      Prudential Securities               19,014
                                      Morgan Stanley & Co.                   364

   Investment decisions for each Fund of the Trust are made independently from those for the other Funds or any other investment company or account managed by Banc One Investment Advisors. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Banc One Investment Advisors or the Sub-Advisor of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Banc One Investment Advisors and the Sub-Advisor may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory and Sub-Advisory Agreements, in making investment recommendations for the Trust, Banc One Investment Advisors and the Sub-Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of Banc One Investment Advisors or the Sub-Advisor or their parents or subsidiaries or affiliates and, in dealing with its commercial customers, Banc One Investment Advisors and the Sub-Advisor and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.


Administrator, Predecessor Administrators and Sub-Administrators

   Effective November 1, 2000, One Group Administrative Services, Inc., 1111 Polaris Parkway, Columbus, Ohio 43240 began serving as administrator for the Trust ("One Group Administrative Services" or the "Administrator"). One Group Administrative Services is an affiliate of Banc One Investment Advisors, the advisor of the Trust, and an indirect wholly-owned subsidiary of Bank One Corporation.


   The Administrator assists in supervising all operations of each Fund to which it serves (other than those performed under the Advisory Agreement, the Custodian Agreement and the Transfer Agency Agreement for that Fund). Under the Administration Agreement, the Administrator has agreed to maintain the necessary office space for the Funds, to price the Fund securities of each Fund it serves and compute the net asset value and net income of the Funds on a daily basis, to maintain each Fund's financial accounts and records, and to furnish certain other services required by the Funds with respect to each Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, and generally assists in all aspects of the Trust's operations other than those performed under the Advisory Agreement, the Custodian Agreement and the Transfer Agency Agreement. Under the Administration Agreement, the Administrator may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement.



   Unless sooner terminated, the Administration Agreement between the Trust and One Group Administrative Services will continue in effect through October 31, 2004. The Administration Agreement thereafter shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement may be terminated with respect to the Trust only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause.


   The Administrator is entitled to a fee for its services, which is calculated daily and paid monthly, at the annual rates specified below for the Funds as follows:

   The Administrator is entitled to the following compensation, for its services, which is calculated daily and paid monthly for each of the Funds other than the Institutional Money Market Funds and the Funds of Funds:
Compensation for each of the Funds other than Institutional Money Market Funds and Funds of Funds shall be at annual rates of the Fund's average daily net assets as follows: twenty one-hundredths of one percent (.20%) of amounts included in that portion of the aggregate daily net assets of all Funds other than the Institutional Money Market Funds and the Funds of Funds subject to the Administration Agreement equal to or less than $1,500,000,000; eighteen one-hundredths of one percent (.18%) of amounts included in the portion of the aggregate daily net assets of all Funds other than the Institutional Money Market Funds and the Funds of Funds subject to the Administration Agreement between $1,500,000,000 and $2,000,000,000; and sixteen one- hundredths of one percent (.16%) of amounts included in that portion of the aggregate daily net assets of all Funds other than the Institutional Money Market Funds and the Funds of Funds subject to the Administration Agreement in excess of $2,000,000,000. The fees pertaining to each Fund other than a Institutional Money Market Fund or a Fund of Funds shall be computed daily in amounts strictly proportionate to the amount of the Fund's average daily net assets as a percentage of the aggregate daily net assets of all Funds other than the Institutional Money Market Funds and the Funds of Funds subject to this Agreement, and shall be paid periodically.

   Compensation for each of the Institutional Money Market Funds shall be at the following annual rates: five one-hundredths of one percent (.05%) of the Fund's average daily net assets. The fees pertaining to each Institutional Money Market Fund shall be computed daily and paid periodically.

   Compensation for each of the Fund of Funds shall be at annual rates as follows: ten one-hundredths of one percent (.10%) of the Fund's average daily net assets on the first $500,000,000 in Fund assets; seven and one-half one-hundredths of one percent (.075%) of the Fund's average daily net assets between $500,000,000 and $1,000,000,000 and five one-hundredths of one percent (.05%) of the Fund's average daily net assets in excess of $1,000,000,000.

   The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

   Prior to November 1, 2000, The One Group Services Company served as Administrator to each Fund of the Trust pursuant to a Management and Administration Agreement with the Trust. The Board of Trustees of the Trust approved The One Group Services Company as the sole Administrator for each Fund beginning December 1, 1995. The Administrator assisted in supervising all operations of each Fund to which it serves as Administrator (other than those performed under the respective investment advisory agreements and Custodian and Transfer Agency Agreements for that Fund).

   Prior to March 1, 2000, Banc One Investment Advisors served as sub-administrator to the Funds pursuant to a contract with The One Group Services Company. Under this contract, Banc One Investment Advisors was entitled to a fee from The One Group Services Company. The contract terminated on March 1, 2000 with the appointment of One Group Administrative Services, Inc. as sub-administrator under a Sub-Administration Agreement dated March 1, 2001. The March 1, 2000 Sub- Administration Agreement terminated on October 31, 2000 with the termination of the administration agreement between The One Group Services Company and the Trust and the appointment of One Group Administrative Services, Inc. as administrator.

   The Trust paid fees for administrative services to One Group Administrative Services, Inc. and The One Group Services Company as Administrator for the fiscal years ended June 30, 2003, 2002, and 2001 as follows:



                ONE GROUP MUTUAL FUNDS ADMINISTRATION FEES--NET



                                                   Fiscal Year Ended
                                                     June 30, 2003
                                                 ------------------------
                                                 One Group Administrative
                                                     Services, Inc.
                                                 ------------------------
        Fund                                       Waived        Net
        ----                                     ----------  -----------
        Prime Money Market......................         --  $18,047,063
        U.S. Treasury Securities Money Market...         --   10,935,204
        U.S. Government Securities Money Market.         --    1,452,322
        Municipal Money Market..................         --    2,804,518
        Michigan Municipal Money Market.........         --      249,848
        Ohio Municipal Money Market.............         --      247,606
        Treasury Only Money Market..............         --    1,510,684
        Government Money Market.................         --    4,606,108
        Institutional Prime Money Market........         --   15,651,299
        Investor Conservative Growth............         --      349,738
        Investor Balanced.......................         --      697,228
        Investor Growth & Income................         --      852,267
        Investor Growth......................... $  356,965      233,159
        Small Cap Growth........................      5,345      715,010
        Small Cap Value.........................     33,389    1,033,787
        Mid Cap Growth..........................     79,861    2,924,711
        Mid Cap Value...........................     57,570    2,119,289
        Diversified Mid Cap.....................     40,927    1,400,034
        Large Cap Growth........................     66,380    3,022,757
        Large Cap Value.........................     43,194    1,746,623
        Equity Income...........................      7,874      713,959
        Diversified Equity......................     64,394    2,567,181
        Balanced................................      5,384      544,097
        Equity Index............................  1,409,769    2,444,082
        Market Expansion Index..................      3,636      158,893
        Technology..............................      2,215       39,651
        Health Sciences.........................        896       21,359
        International Equity Index..............     24,944      848,661
        Diversified International...............     39,228    1,170,040
        Ultra Short-Term Bond...................    229,315    2,557,249
        Short-Term Bond.........................      7,771    1,759,331
        Intermediate Bond.......................     69,691    2,933,786
        Bond....................................    180,144    6,537,655
        Income Bond.............................     49,009    2,142,771
        Mortgage-Backed Securities..............    153,923    1,309,675
        Government Bond.........................     18,886    1,678,266
        Treasury & Agency.......................      3,290      423,213
        High Yield Bond.........................     37,300      989,314
        Short-Term Municipal Bond...............         --      698,150
        Intermediate Tax-Free Bond..............         --    1,122,112
        Tax-Free Bond...........................         --      999,884
        Municipal Income........................         --    2,064,424
        Arizona Municipal Bond..................         --      271,839
        Kentucky Municipal Bond.................          4      243,460
        Louisiana Municipal Bond................      1,428      241,536
        Michigan Municipal Bond.................      1,903      529,458
        Ohio Municipal Bond.....................      4,545      426,394
        West Virginia Municipal Bond............      3,291      165,084
        Market Neutral(a).......................         --       30,251
        Institutional Tax-Free Money Market(b)..         NA           NA
        Institutional Prime Plus Money Market(b)         NA           NA
        Real Estate(b)..........................         NA           NA


(a) Fees for the period from the commencement of operations to June 30, 2003.


(b) As of June 30, 2003, the Fund had not commenced operations.

                ONE GROUP MUTUAL FUNDS ADMINISTRATION FEES--NET


                                                   Fiscal Year Ended
                                                     June 30, 2002
                                              ----------------------------
                                                One Group Administrative
                                                     Services, Inc.
                                              ----------------------------
      Fund                                       Waived          Net
      ----                                    ------------- --------------
      Prime Money Market.....................            -- $20,223,388.55
      U.S. Treasury Securities Money Market..            --  12,077,860.51
      U.S. Government Securities Money Market            --   1,349,670.94
      Municipal Money Market.................            --   2,950,365.17
      Michigan Municipal Money Market........            --     323,645.34
      Ohio Municipal Money Market............            --     218,901.53
      Treasury Only Money Market.............            --   1,259,482.20
      Government Money Market................            --   3,084,017.44
      Institutional Prime Money Market.......            --   9,448,136.50
      Investor Conservative Growth...........            --     271,795.91
      Investor Balanced......................            --     672,912.55
      Investor Growth & Income............... $   19,557.16     898,474.15
      Investor Growth........................    298,882.09     646,628.42
      Small Cap Growth.......................     13,245.93     647,270.70
      Small Cap Value........................     25,457.66     890,012.92
      Mid Cap Growth.........................     72,581.80   3,285,883.06
      Mid Cap Value..........................     52,292.46   2,287,896.23
      Diversified Mid Cap....................     56,182.65   1,670,215.70
      Large Cap Growth.......................     92,732.50   4,514,033.77
      Large Cap Value........................     25,861.61   2,244,845.40
      Equity Income..........................      9,833.97     970,395.20
      Diversified Equity.....................    105,072.55   3,156,322.67
      Balanced...............................      5,321.71     723,804.54
      Equity Index...........................  1,820,448.39   4,708,711.40
      Market Expansion Index.................     28,783.00      82,489.49
      Technology.............................      2,647.09      63,207.88
      Health Sciences........................      1,104.32      24,103.30
      International Equity Index.............     16,750.44   1,009,978.21
      Diversified International..............     38,710.70   1,301,356.39
      Ultra Short-Term Bond..................    451,713.86   1,000,388.10
      Short-Term Bond........................      4,882.91   1,269,235.11
      Intermediate Bond......................     32,938.17   2,411,532.68
      Bond...................................    142,596.79   4,472,661.38
      Income Bond............................     22,284.78   2,257,881.59
      Mortgage-Backed Securities.............    212,630.38     752,932.31
      Government Bond........................     12,120.33   1,534,367.49
      Treasury & Agency......................      6,930.13     364,316.73
      High Yield Bond........................     20,462.33     719,501.43
      Short-Term Municipal Bond..............            --     338,194.42
      Intermediate Tax-Free Bond.............            --   1,132,333.86
      Tax-Free Bond..........................            --   1,006,175.67
      Municipal Income.......................            --   2,032,527.93
      Arizona Municipal Bond.................            --     288,070.67
      Kentucky Municipal Bond................          3.90     243,133.98
      Louisiana Municipal Bond...............      1,822.07     239,665.05
      Michigan Municipal Bond................      4,174.13     498,547.38
      Ohio Municipal Bond....................      4,578.72     373,230.15
      West Virginia Municipal Bond...........        142.33     157,675.59

                ONE GROUP MUTUAL FUNDS ADMINISTRATION FEES--NET

                                                                     Fiscal Year Ended June 30, 2001
                                              ------------------------------------------------------------------------------
                                                                               One Group
                                               The One Group Services   Administrative Services,   One Group Administrative
                                                      Company*                  Inc.**                Services, Inc.***
                                              ------------------------- -----------------------  ----------------------------
Fund                                            Waived         Net       Waived         Net         Waived          Net
----                                          ----------- ------------- ---------  ------------- ------------- --------------
Prime Money Market........................... $236,213.43 $3,057,952.84 $      --  $1,952,061.94 $  549,001.74 $11,302,940.06
US Treasury Securities Money Market..........          -- $2,262,133.99        --  $1,340,500.19            -- $ 7,640,732.77
US Government Securities Money Market........          --            --        --             --            -- $   394,187.96
Municipal Money Market....................... $    193.18 $  506,814.34        --  $  300,443.05 $       21.59 $ 1,656,455.55
Michigan Municipal Money Market.............. $  4,443.15 $   61,528.47        --  $   38,093.56 $      884.11 $   228,636.70
Ohio Municipal Money Market.................. $    237.02 $   32,832.57        --  $   19,596.44 $      648.59 $   139,141.94
Treasury Only Money Market...................          --            -- $  404.37  $  149,417.18 $      934.55 $   487,250.29
Government Money Market......................          --            -- $4,233.54  $  635,999.22 $    7,050.96 $ 1,496,026.95
Institutional Prime Money Market.............          --            --        --  $1,046,616.63            -- $ 3,059,243.31
Investor Conservative Growth................. $ 24,665.50 $   40,939.55        --             -- $   34,364.95 $   111,236.39
Investor Balanced............................ $ 36,955.10 $  154,814.46        --             -- $   61,053.62 $   347,468.32
Investor Growth & Income..................... $ 65,577.50 $  228,179.99        --             -- $  113,744.82 $   461,161.14
Investor Growth.............................. $100,383.84 $   82,879.39        --             -- $  163,851.94 $   239,552.27
Small Cap Growth.............................          -- $  119,355.98        --  $   70,728.32            -- $   362,270.49
Small Cap Value..............................          -- $   71,983.28        --  $   42,656.05            -- $   317,897.50
Mid Cap Growth...............................          -- $  853,541.56        --  $  505,794.49            -- $ 2,308,632.07
Mid Cap Value................................          -- $  397,117.94        --  $  235,325.35            -- $ 1,354,702.50
Diversified Mid Cap..........................          -- $  379,132.58        --  $  224,667.57            -- $ 1,143,099.47
Large Cap Growth.............................          -- $1,588,339.48        --  $  941,224.11            -- $ 3,701,144.76
Large Cap Value..............................          -- $  556,308.67        --  $  329,658.77            -- $ 1,778,056.00
Equity Income................................          -- $  272,066.09        --  $  161,221.56            -- $   754,148.35
Diversified Equity...........................          -- $  778,396.73        --  $  461,264.64            -- $ 2,217,032.37
Balanced.....................................          -- $  184,449.91        --  $  109,301.74            -- $   549,939.09
Equity Index................................. $760,752.65 $  496,805.23        --  $  745,207.85 $1,322,475.32 $ 2,157,702.20
Market Expansion Index....................... $  9,517.89 $    2,385.02        --  $    7,053.46 $   14,957.70 $    24,403.64
Technology...................................          -- $   14,073.31        --  $    8,340.00 $   24,097.57 $    28,177.49
Health Sciences..............................          --            --        --             -- $    2,839.30             --
International Equity Index...................          -- $  292,252.24        --  $  173,183.57            -- $   816,081.29
Diversified International....................          -- $  292,011.74        --  $  173,041.19            -- $   897,935.32
Ultra Short-Term Bond........................ $ 83,321.94 $   17,419.01        --  $   59,697.27 $  151,948.92 $   191,816.89
Short-Term Bond..............................          -- $  257,829.53        --  $  152,785.20            -- $   760,513.91
Intermediate Bond............................          -- $  487,145.85        --  $  288,673.86            -- $ 1,511,151.46
Bond......................................... $ 73,516.60 $  588,035.06        --  $  392,023.37 $   98,713.68 $ 2,218,595.44
Income Bond..................................          -- $  467,191.59        --  $  276,849.27            -- $ 1,506,364.09
Mortgage-Backed Securities...................          -- $   55,094.13        --  $   32,648.03 $  122,748.65 $   230,815.42
Government Bond..............................          -- $  325,272.01        --  $  192,750.27            -- $ 1,010,801.33
Treasury & Agency............................ $  4,714.47 $   49,912.62        --  $   32,371.05 $    7,022.46 $   172,977.01
High Yield Bond..............................          -- $   92,922.97        --  $   55,064.51            -- $   369,048.11
Short-Term Municipal Bond.................... $  1,151.40 $   39,505.92        --  $   24,092.78            -- $   138,357.18
Intermediate Tax-Free Bond...................          -- $  261,724.49        --  $  155,093.28            -- $   782,723.13
Tax-Free Bond................................ $  6,221.24 $  214,225.35        --  $  130,632.70            -- $   687,561.09
Municipal Income.............................          -- $  384,433.16        --  $  227,808.10            -- $ 1,280,121.92
Arizona Municipal Bond.......................          -- $   67,258.05        --  $   39,855.91            -- $   200,375.05
Kentucky Municipal Bond......................          -- $   50,499.85        --  $   29,925.31            -- $   159,801.29
Louisiana Municipal Bond.....................          -- $   48,836.02        --  $   28,939.35            -- $   148,452.38
Michigan Municipal Bond...................... $  2,644.39 $   92,199.67        --  $   56,202.86            -- $   308,869.72
Ohio Municipal Bond..........................          -- $   67,773.32        --  $   40,161.23            -- $   223,292.01
West Virginia Municipal Bond.................          -- $   34,359.81        --  $   20,361.00            -- $   105,566.76

* These fees are for the period July 1, 2000 through October 31, 2000. ** These fees were paid by The One Group Services Company to One Group
    Administrative Services, Inc. for the period from July 1, 2000 through October 31, 2000 pursuant to the Subadministration Agreement.
*** These fees were paid by the Funds directly to One Group Administrative
    Services, Inc. for the period from November 1, 2000 to June 30, 2001 pursuant to the Administration Agreement.

Distributor and Predecessor Distributor


   Effective April 1, 2002, One Group Dealer Services, Inc., 1111 Polaris Parkway, Columbus, Ohio ("One Group Dealer Services" or the "Distributor"), began serving as distributor to each Fund of the Trust pursuant to a Distribution Agreement dated as of April 1, 2002. One Group Dealer Services is an affiliate of Banc One Investment Advisors and an indirect wholly-owned subsidiary of Bank One Corporation. Unless otherwise terminated, the Distribution Agreement will continue in effect until November 30, 2004 and will continue thereafter for successive one-year terms if approved at least annually by: (a) the vote of a majority of those members of the Trust's Board of Trustees who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval and (b) the vote of the Trust's Board of Trustees or the vote of a majority of the outstanding voting securities of such Fund. The Distribution Agreement may be terminated without penalty on not less than 60 days prior written notice, by the Trust's Board of Trustees, by vote of majority of the outstanding voting securities of the Trust or by the Distributor. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act. One Group Dealer Services is a broker-dealer registered with the SEC, and is a member of the National Association of Securities Dealers, Inc.


   The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly owned subsidiary of the BISYS Group, served as sole Distributor to each Fund of the Trust pursuant to its Distribution Agreement with the Trust (the "DISTRIBUTION AGREEMENT") from November 1, 1995 until March 31, 2002.

Distribution Plan


   The Distribution and Shareholder Services Plan with respect to Class A and Service Class shares was amended and restated on August 14, 2003. The Distribution and Shareholder Services Plan with respect to Class B shares and Class C shares was amended on August 14, 2003. Both Distribution and Shareholder Services Plans were approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interests in the Distributions Plans.



   For the period beginning July 1, 2002 and ending on June 30, 2003, the distribution fees paid by the Class A, Class B and Class C Shares of the Trust to One Group Dealer Services were as follows:



Fund                                  Class A Class B Class C
----                                  ------- ------- -------
                                      (000's) (000's) (000's)
U.S. Treasury Securities Money Market  7,184      21       5
Prime Money Market................... 15,343     537      44
Municipal Money Market...............  1,256      --      --
Ohio Municipal Money Market..........    223      --      --
Equity Income........................    201     815      19
Mid Cap Value........................    395     574     132
Mid Cap Growth.......................    803   2,186     513
Equity Index.........................    978   3,349     952
Large Cap Value......................     86     183      33
Balanced.............................    254   1,867      33
International Equity Index...........     60      91      69
Large Cap Growth.....................    538   3,155     187
Short-Term Bond......................    252     238     694
Intermediate Tax-Free Bond...........    155     118      --
Municipal Income.....................    434   1,055     463
Ohio Municipal Bond..................    158     597      --
Government Bond......................    314   1,151     491
Ultra Short-Term Bond................    649     552   3,993
Treasury Only Money Market...........     --      --      --
Government Money Market..............     --      --      --
Kentucky Municipal Bond..............     34     131      --
Arizona Municipal Bond...............     25      12      --
W. Virginia Municipal Bond...........     20     103      --
Louisiana Municipal Bond.............    185     130      --
Diversified Equity...................    420     309     135
Small Cap Growth.....................    125     207      38
High Yield Bond......................    121     158     159
Investor Growth......................    437   3,855     304

Fund                                      Class A Class B Class C
----                                      ------- ------- -------
                                          (000's) (000's) (000's)
Investor Growth & Income.................    762   4,736     366
Investor Conservative Growth.............    232   1,864     177
Investor Balanced........................    711   4,023     314
Treasury & Agency........................    337     554      --
Small Cap Value..........................    195     241     261
Diversified Mid Cap......................    292     133      37
Diversified International................     50      49       4
Market Expansion Index...................     34     106      83
Bond.....................................    906   1,007     902
Income Bond..............................    162     127      22
Intermediate Bond........................    708   1,264   1,298
Short-Term Municipal Bond................    185     110     541
Tax-Free Bond............................    151     141      --
Michigan Municipal Bond..................    211     299      --
Michigan Municipal Money Market..........    196      --      --
Institutional Prime Money Market.........     --      --      --
Technology...............................     40      61       7
Mortgage-Backed Securities...............     15      --      --
Health Sciences..........................     17      62       4
U.S. Government Securities Money Market..  1,861      --      --
Market Neutral (a).......................      5       9      42
Institutional Tax-Free Money Market (b)..   NA      NA      NA
Institutional Prime Plus Money Market (b)   NA      NA      NA
Real Estate (b)..........................   NA      NA      NA



(a) Fees for the period from the commencement of operations to June 30, 2003.


(b) As of June 30, 2003, the Fund had not commenced operations.



   The following table describes the compensation paid to the principal underwriter, One Group Dealer Services, for the period beginning July 1, 2003 through June 30, 2003.



                                          Net Underwriting Compensation on
                                           Discounts and   Redemptions and  Brokerage       Other
Name of Fund                                Commissions      Repurchases   Commissions Compensation (1)
------------                              ---------------- --------------- ----------- ----------------
 1. Arizona Municipal Bond...............        $                $            NA             $
 2. Large Cap Growth.....................        $                $            NA             $
 3. Mid Cap Value........................        $                $            NA             $
 4. Mid Cap Growth.......................        $                $            NA             $
 5. Income Bond..........................        $                $            NA             $
 6. Short-Term Bond......................        $                $            NA             $
 7. Intermediate Tax-Free Bond...........        $                $            NA             $
 8. Prime Money Market...................        $                $            NA             $
 9. U.S. Treasury Securities Money Market        $                $            NA             $
10. Municipal Money Market...............        $                $            NA             $
11. Equity Income........................        $                $            NA             $
12. Equity Index.........................        $                $            NA             $
13. Large Cap Value......................        $                $            NA             $
14. Ohio Municipal Bond..................        $                $            NA             $
15. International Equity Index...........        $                $            NA             $
16. Balanced.............................        $                $            NA             $
17. Ohio Municipal Money Market..........        $                $            NA             $
18. Municipal Income.....................        $                $            NA             $
19. Kentucky Municipal Bond..............        $                $            NA             $
20. West Virginia Municipal Bond.........        $                $            NA             $
21. Government Bond......................        $                $            NA             $
22. Ultra Short-Term Bond................        $                $            NA             $
23. Intermediate Bond....................        $                $            NA             $
24. Louisiana Municipal Bond.............        $                $            NA             $
25. Diversified Equity...................        $                $            NA             $
26. Small Cap Growth.....................        $                $            NA             $
27. Investor Growth......................        $                $            NA             $
28. Investor Growth and Income...........        $                $            NA             $
29. Investor Balanced....................        $                $            NA             $
30. Investor Conservative Growth.........        $                $            NA             $

                                              Net Underwriting Compensation on
                                               Discounts and   Redemptions and  Brokerage     Other
Name of Fund                                    Commissions      Repurchases   Commissions Compensation
------------                                  ---------------- --------------- ----------- ------------
31. Treasury and Agency......................                                      NA
32. High Yield Bond..........................                                      NA
33. Diversified Mid Cap......................                                      NA
34. Market Expansion Index...................                                      NA
35. Small Cap Value..........................                                      NA
36. Diversified International................                                      NA
37. Bond.....................................                                      NA
38. Tax-Free Bond............................                                      NA
39. Short-Term Municipal Bond................                                      NA
40. Michigan Municipal Bond..................                                      NA
41. Michigan Municipal Money Market..........                                      NA
42. Technology...............................                                      NA
43. Health Sciences..........................                                      NA
44. Government Money Market..................                                      NA
45. Institutional Prime Money Market.........                                      NA
46. Mortgage-Backed Securities...............                                      NA
47. Treasury Only Money Market...............                                      NA
48. U.S. Government Securities Money Market..                                      NA
49. Market Neutral (a).......................                                      NA
50. Institutional Tax-Free Money Market (b)..        NA              NA            NA           NA
51. Institutional Prime Plus Money Market (b)        NA              NA            NA           NA
52. Real Estate (b)..........................        NA              NA            NA           NA



(1) Includes compensation paid from One Group Dealer Services, Inc. to Constellation Financing.


(a) Fees for the period from the commencement of operations to June 30, 2003.


(b) As of June 30, 2003, the Fund had not commenced operations.


   The aggregate amount of underwriting commissions retained by One Group Dealer Services for the period beginning April 1, 2002 through June 30, 2002 was $504,022.56. The aggregate amount of underwriting commissions retained by The One Group Services Company for the fiscal years ended June 30, 2000 and 2001 and the period from July 1, 2001 through March 31, 2001, respectively was $1,371,936.61, $1,890,492.19, and $1,428,893.79, respectively.


   For the period beginning July 1, 2001 ending March 31, 2002, the distribution fees paid by the Class A, Class B, Class C, and Service Class Shares (formerly Retirement Class Shares) of the Trust to The One Group Services Company were as follows:



                                                              Service
Fund                                  Class A Class B Class C  Class
----                                  ------- ------- ------- -------
U.S. Treasury Securities Money Market  6,340      11      3      5
Prime Money Market................... 13,555     301     17      8
Municipal Money Market...............    698      --     --      1
Ohio Municipal Money Market..........    128      --     --     --
Equity Income........................    168     881      9     --
Mid Cap Value........................    241     447     38     --
Mid Cap Growth.......................    593   2,248    444     --
Equity Index.........................  1,098   3,753    921     --
Large Cap Value......................    133     216     29     --
Balanced.............................    230   1,933     11     --
International Equity Index...........     51     103     67     --
Large Cap Growth.....................    672   3,983    228     --
Short-Term Bond......................     55      44     44     --
Intermediate Tax-Free Bond...........     76      56     --     --
Municipal Income.....................    319     724    209     --
Ohio Municipal Bond..................     67     356     --     --
Government Bond......................    120     475    126     --
Ultra Short-Term Bond................    164     126    227     --
Treasury Only Money Market...........     --      --     --     --
Government Money Market..............     --      --     --     --
Kentucky Municipal Bond..............     18      97     --     --
Arizona Municipal Bond...............      7       6     --     --
W. Virginia Municipal Bond...........     11      53     --     --
Louisiana Municipal Bond.............    123      80     --     --

                                                                Service
Fund                                    Class A Class B Class C  Class
----                                    ------- ------- ------- -------
Diversified Equity.....................    398     316    126     --
Small Cap Growth.......................     96     177     13     --
High Yield Bond........................     52      68     59     --
Investor Growth........................    360   3,190    145     --
Investor Growth & Income...............    668   3,699    154     --
Investor Conservative Growth...........    105   1,058     63     --
Investor Balanced......................    485   2,852    140     --
Treasury & Agency......................    188     365     --     --
Small Cap Value........................     93     109     55     --
Diversified Mid Cap....................    288      92     16     --
Diversified International..............     56      59      5     --
Market Expansion Index.................     10      45     18     --
Bond...................................    365     336    170     --
Income Bond............................    116      97      8     --
Intermediate Bond......................    407     428    429     --
Short-Term Municipal Bond..............     40      19     27     --
Tax-Free Bond..........................     94      67     --     --
Michigan Municipal Bond................    121     159     --     --
Michigan Municipal Money Market........    209      --     --     --
Institutional Prime Money Market.......     --      --     --     --
Technology.............................     52      64      8     --
Mortgage-Backed Securities.............     --      --     --     --
Health Sciences........................     13      42      4     --
U.S. Government Securities Money Market  1,350      --     --     --



   In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plans may be terminated with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares, Class B Shares, Class C Shares or Service Class Shares, respectively, of that Fund. The Distribution Plans may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plans that would materially increase the distribution fee with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of a Fund requires the approval of that Fund's Class A, Class B, Class C or Service Class Shareholders, respectively. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plans (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plans) indicating the purposes for which such expenditures were made.

Cash Compensation to Shareholder Servicing Agents


   One Group Dealer Services and Banc One Investment Advisors compensate Shareholder Servicing Agents who sell shares of the Funds. Compensation comes from sales charges, 12b-1 fees and payments by One Group Dealer Services and Banc One Investment Advisors from their own resources. One Group Dealer Services may, on occasion, pay Shareholder Servicing Agents the entire front-end sales charge applicable to Fund shares sold by such Shareholder Servicing Agents.



   Occasionally, One Group Dealer Services and Banc One Investment Advisors, at their own expense and out of their legitimate profits, will provide cash incentives to Shareholder Servicing Agents. These cash payments may take of the form of, but are not limited to, an additional commission on the sale of Fund shares subject to a contingent deferred sales charge, revenue sharing payments, and finders' fees.



   Shareholder Servicing Agents who sell over $1 million of Class A shares of the Ultra Short-Term Bond, the Short-Term Bond Fund, the Treasury and Agency Fund, the Short-Term Municipal Bond Fund, the Equity Index Fund, and the Market Expansion Index Fund, receive a 50 basis points finder's fee. For sales over $10 million, such Shareholder Servicing Agents receive an additional 25 basis points finder's fee.



   Shareholder Servicing Agents who sell over $1 million of Class A shares of the Equity Funds (other than the Equity Index Fund and the Market Expansion Index Fund) and the Bond Funds (other than Ultra Short-Term Bond, the Short-Term Bond Fund, the Short-Term Municipal Bond Fund and the Treasury and Agency Fund) receive a 1% finder's fee. For sales over $5 million to $10 million, such Shareholder Servicing Agent receive an additional 50 basis points finder's fee. For sales over $10 million, such Shareholder Servicing Agent receive a further 25 basis points finder's fee.

   Finder's Fees for 401(k)/Defined Contribution Plans. One Group Dealer Services pays a finder's fee to Shareholder Servicing Agents on purchases of $1,000,000 or more of Class A shares of certain of the Funds sold to qualified retirement plans (each, a "Plan"). The amount of the finder's fees and the eligible Funds are as follows:

             Name of Fund(s)            Amount of Finder's Fees
             ---------------            -----------------------
             Equity Funds (other than   100 basis points on gross
             the Equity Index Fund and  purchases
             the Market Expansion
             Index Fund) and Funds of
             Funds

             Equity Index Fund, Market  50 basis points on gross
             Expansion Index Fund, and  purchases
             Bond Funds (other than
             the Ultra Short-Term Bond
             Fund, the Short-Term Bond
             Fund, the Treasury &
             Agency Fund, and the
             Mortgage-Backed
             Securities Fund).

   One Group Dealer Services reserves the right to alter or change the finders' fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the shares for which a finder's fee has been paid within 12 months of the purchase date, One Group Dealer Services will reclaim the finder's fee paid to the Shareholder Servicing Agent rather than charge a CDSC to the Plan.

   Wrap Accounts. One Group Mutual Funds is included as an investment option in wrap accounts, asset allocation accounts, "fund supermarkets" and other similar arrangements. Brokers operating such arrangement are compensated under the Trust's 12b-1 Plans. On occasion, the fees charged by such brokers exceed the amount of the 12b-1 fee approved under the Plans. As a result, Banc One Investment Advisors Corporation and One Group Dealer Services pay the difference out of their bona fide profits.

Custodian, Transfer Agent, and Dividend Disbursing Agent

   Cash and securities owned by the Funds of the Trust are held by State Street Bank and Trust Company, P.O. Box 8528, Boston, Massachusetts 02266-8528, ("STATE STREET") as Custodian. State Street serves the respective Funds as Custodian pursuant to a Custodian Agreement with the Trust (the "CUSTODIAN AGREEMENT"). Under the Custodian Agreement, State Street:

     (i) maintains a separate account or accounts in the name of each Fund;

    (ii) makes receipts and disbursements of money on behalf of each Fund;

   (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities;

    (iv) responds to correspondence from security brokers and others relating to its duties; and

     (v) makes periodic reports to the Trust's Board of Trustees concerning the Trust's operations. State Street may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Trust, provided that State Street shall remain liable for the performance of all of its duties under the Custodian Agreement.

   Rules adopted under the 1940 Act permit the Trust to maintain its securities and cash in the custody of certain eligible banks and securities depositories. The Trust intends to select foreign custodians or sub-custodians to maintain foreign securities of the International Funds pursuant to such rules, following a consideration of a number of factors, including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of Trust assets. In addition, the 1940 Act requires that foreign bank sub-custodians, among other things have Shareholder equity in excess of $200 million, have no lien on the Trust's assets and maintain adequate and accessible records.

   State Street serves as Transfer Agent and Dividend Disbursing Agent for each Fund pursuant to Transfer Agency Agreements with the Trust (the "TRANSFER AGENCY AGREEMENT"). Under the Transfer Agency Agreements, State Street has agreed:

     (i) to issue and redeem Shares of the Trust;

    (ii) to address and mail all communications by the Trust to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders;

   (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties;

    (iv) to maintain Shareholder accounts and certain sub-accounts; and

     (v) to make periodic reports to the Trust's Board of Trustees concerning the Trust's operations.

The Subcustodian

   Bank One Trust Company, N.A. (the "Subcustodian") serves as Subcustodian in connection with the Trust's securities lending activities for domestic securities, pursuant to a Subcustodian Agreement between the Trust, State Street and the Subcustodian and a Securities Lending Agreement between the Trust, Banc One Investment Advisors, and the Subcustodian. The Subcustodian serves as Subcustodian in connection with the Trust's securities lending activities for international securities, pursuant to a Subcustodian Agreement between the Trust, State Street and the Subcustodian and a Securities Lending Agreement between the Trust, Banc One Investment Advisors, and the Subcustodian. The Subcustodian is an indirect subsidiary of Bank One Corporation and an affiliate of Banc One Investment Advisors. The Subcustodian is entitled to a fee from the Trust under the agreements, which is calculated on an annual basis and accrued daily, equal to:

Domestic Fee

  . .05% of the value of collateral received from the borrower for each securities loan of U.S. government and agency Securities; and

  . .10% of the value of collateral received from the borrower for each loan of equities and corporate bonds.

International Fee

  . .15% of the value received from the borrower for each loan of foreign securities.

Experts


   The financial statements for the fiscal year ended June 30, 2003 have been audited by PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215, independent public accountants to the Trust, as indicated in their reports with respect thereto, and are incorporated herein by reference, in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.


   The financial statements for the Predecessor Funds for the period ended December 31, 1998, were audited by the predecessor auditors for such Funds.


   The law firm of Ropes & Gray LLP ("Ropes & Gray"), One Metro Center, 700 12th Street, N.W., Suite 900, Washington, D.C. 20005-3948 is counsel to the Trust. Ropes & Gray has rendered legal services to Bank One Corporation and its subsidiary banks in the past. However, Ropes & Gray no longer renders legal services to Bank One Corporation or its subsidiary banks.

                            ADDITIONAL INFORMATION


Proxy Voting Policies and Procedures



   The Fund has delegated the authority to vote proxies on behalf of the Funds that own voting securities to Banc One Investment Advisors. With respect to the High Yield Bond Fund and that portion of the Income Bond Fund sub-advised by Banc One High Yield Partners, the Fund has authorized Banc One Investment Advisors to delegate proxy voting authority to Banc One High Yield Partners subject to supervision by Banc One Investment Advisors. Banc One Investment Advisors' and Banc One High Yield Partners' Proxy Voting Policy and Procedures are incorporated into this Statement of Additional Information as Appendix B (the "Proxy Voting Policy").



   With respect to voting securities held in the Funds, the Advisor is required to vote in the best interest of the Funds without regard to conflicts of interest. The Advisor has retained an independent company to provide various proxy voting services including development of a proxy voting policy for both domestic and international securities, vote recommendations, and acting as the Advisor's agent to vote proxies in accordance with the Proxy Voting Policy.



   The Advisor has adopted a variety of methods to ensure that proxy votes are not affected by conflicts of interest. In cases where the Advisor votes securities in accordance with its predetermined policy or based upon the recommendations of the independent service, the vote is insulated from potential conflicts of interests that the Advisor may have. In the event that the independent services does not provide a recommendation or the Advisor determines that it is in a Fund's best interest to vote securities contrary to the independent service's recommendation, the potential for a conflict of interest arises. In such a case, Banc One Investment Advisors will determine if any "material conflicts of interest" exist. In the event that the Banc One Investment Advisors determines that there is a material conflict of interest with respect to a security held in a Fund, Banc One Investment Advisors will disclose the nature of the conflict and its recommendation to the Special Proxy Voting Committee of the Board of Trustees.



   Under the Special Proxy Voting Committee's Charter, the Committee will consider and determine how to vote on behalf of the applicable Fund with respect to specific votes referred by the Advisor. In discharging its duties, the Committee will consider only the best interests of the Fund's shareholders, as represented by actions believed in good faith to maximize the value of the concern whose shares are being voted. To carry out its purpose, the Committee shall have the power to retain independent fiduciaries, consultants or professionals at the expense of the appropriate Fund and/or delegate voting powers to such fiduciaries, consultants, or professionals.



   "Material conflicts of interest" are defined as non-routine relationship between the issuer and Banc One Investment Advisors, Banc One High Yield Partners or their affiliates, where the Advisor has actual knowledge that could affect the Advisor's judgment in voting securities in the applicable Fund's best interest. Material conflicts may arise, for example, when Banc One Investment Advisors or an affiliate serves as investment adviser or fiduciary for the issuer or when an affiliate has a significant relationship with the issuer.


Description of Shares


   The Trust is a Massachusetts business trust. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 23, 1985 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust's Declaration of Trust authorizes the Board of Trustees to establish one or more series of Shares of the Trust, and to classify or reclassify any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion, or other rights, restrictions, or limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of the Trust. The Trust presently includes 52 series of Shares, which represent interests in the following:


1.  The Prime Money Market Fund;
2.  The U.S. Treasury Securities Money Market Fund;
3.  The Municipal Money Market Fund;
4.  The Ohio Municipal Money Market Fund;
5.  The Equity Income Fund;

6.  The Mid Cap Value Fund;
7.  The Mid Cap Growth Fund;
8.  The Diversified Equity Fund;
9.  The Small Cap Growth Fund;
10. The Large Cap Value Fund;
11. The Large Cap Growth Fund;
12. The International Equity Index Fund;
13. The Equity Index Fund;
14. The Balanced Fund;
15. The Technology Fund;
16. The Income Bond Fund;
17. The Short-Term Bond Fund;
18. The Intermediate Bond Fund;
19. The Government Bond Fund;
20. The Ultra Short-Term Bond Fund;
21. The High Yield Bond Fund;
22. The Investor Growth Fund;
23. The Investor Growth & Income Fund;
24. The Investor Conservative Growth Fund;
25. The Investor Balanced Fund;
26. The Municipal Income Fund;
27. The Intermediate Tax-Free Bond Fund;
28. The Ohio Municipal Bond Fund;
29. The West Virginia Municipal Bond Fund;
30. The Kentucky Municipal Bond Fund;
31. The Louisiana Municipal Bond Fund;
32. The Arizona Municipal Bond Fund;
33. The Treasury Only Money Market Fund;
34. The Government Money Market Fund;
35. The Institutional Prime Money Market Fund;
36. The Treasury & Agency Fund;
37. The Small Cap Value Fund;
38. The Diversified Mid Cap Fund;
39. The Diversified International Fund;
40. The Market Expansion Index Fund;
41. The Bond Fund;
42. The Short-Term Municipal Bond Fund;
43. The Tax-Free Bond Fund;
44. The Michigan Municipal Bond Fund;
45. The Michigan Municipal Money Market Fund;
46. The U.S. Government Securities Money Market Fund;
47. The Mortgage-Backed Securities Fund;
48. The Health Sciences Fund;

49. The Market Neutral Fund;


50. The Institutional Tax-Free Money Market Fund;


51. The Institutional Prime Plus Money Market Fund; and


52. The Real Estate Fund.




   Generally, the Funds of the Trust (other than the Institutional Money Market Funds and the Money Market Funds) offer shares in four separate classes: Class I Shares, Class A Shares, Class B and Class C1 Shares. The Institutional Money Market Funds may offer Class S Shares and Administrative Class Shares. Certain of the Money Market Funds offer Service Class Shares. The classes of shares currently offered by the Funds can be found under the topic "The Trust" at the beginning of this Statement of Additional Information. In addition, please read the relevant Prospectuses for the Funds for more details.


1. Class C Shares are currently not available for purchase in all Funds of the Trust.

   Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

   Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

   Class A Shares, Class B Shares, Class C Shares, Class I Shares, Service Class Shares, Class S Shares, and Administrative Class Shares of a Fund each have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.

Shareholder and Trustee Liability

   Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument, or undertaking made by the Trust shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

   The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Performance

   From time to time, the Funds may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

   Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

   The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of a Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period).

   Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

   Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period.

   Further information about the performance of each class of the Funds is contained in the Trust's Annual Report to Shareholders for One Group Mutual Funds. Copies of the Annual Report may be obtained without charge by calling 1-800-480-4111.

Calculation of Performance Data

   Money Market Funds and Institutional Money Market Funds


   The 7-day yield for the Money Market Funds and the Institutional Money Market Funds was computed with respect to each class of Shares by determining the percentage net change, excluding capital changes, in the value of an investment in one Share of the particular class of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The effective yield of each class of each Fund represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result. The 30-day yield for the Money Market Funds and the Institutional Money Market Funds was computed with respect to each class of Shares by taking the sum of the last 30 days factors divided by 30 days times 365 days times 100.

                              MONEY MARKET FUNDS


                                            Inception   7-Day Yield  30-Day Yield
Class I Shares                            Date of Class   6/30/03      6/30/03
--------------                            ------------- -----------  ------------
U.S. Treasury Securities Money Market....      08/01/85        0.60%         0.71%
Prime Money Market.......................      08/01/85        0.73%         0.78%
Municipal Money Market...................      06/04/87        0.66%         0.74%
Ohio Municipal Money Market(1)...........      06/09/93        0.59%         0.66%
Michigan Municipal Money Market..........      03/30/96        0.60%         0.65%
Treasury Only Money Market...............      04/16/93        0.99%         1.01%
Government Money Market..................      06/14/93        1.03%         1.12%
Institutional Prime Money Market.........      04/19/99        1.09%         1.15%
U.S. Government Securities Money Market..      03/16/01        0.72%         0.78%
Institutional Tax-Free Money Market (a)..            NA          NA            NA
Institutional Prime Plus Money Market (a)            NA          NA            NA

(a) As of June 30, 2003, the Fund had not commenced operations.
(1) A portion of the income may be subject to alternative minimum tax.

                                            Inception   7-Day Yield  30-Day Yield
Class A Shares                            Date of Class   6/30/03       6/30/03
--------------                            ------------- -----------  ------------
U.S. Treasury Securities Money Market....      02/18/92        0.35%         0.46%
Prime Money Market.......................      02/18/92        0.48%         0.53%
Municipal Money Market...................      02/18/92        0.42%         0.49%
Ohio Municipal Money Market(1)...........      01/26/93        0.34%         0.41%
Michigan Municipal Money Market(1).......      01/31/91        0.35%         0.40%
U.S. Government Securities Money Market..      03/16/01        0.47%         0.53%

(1) A portion of the income may be subject to alternative minimum tax.

                                            Inception   7-Day Yield  30-Day Yield
Class B Shares                            Date of Class   6/30/03      6/30/03
--------------                            ------------- -----------  ------------
U.S. Treasury Securities Money Market....      11/21/96        0.24%         0.24%
Prime Money Market.......................      11/12/96        0.19%         0.16%

                                            Inception   7-Day Yield  30-Day Yield
Class C Shares                            Date of Class   6/30/03      6/30/03
--------------                            ------------- -----------  ------------
U.S. Treasury Securities Money Market....      02/18/98        0.24%         0.24%
Prime Money Market.......................       5/31/00        0.19%         0.16%

                                            Inception   7-Day Yield  30-Day Yield
Class S Shares                            Date of Class   6/30/03      6/30/03
--------------                            ------------- -----------  ------------
Institutional Prime Money Market.........       4/10/00        0.84%         0.90%
Treasury Only Money Market...............       4/10/00        0.74%         0.76%
Government Money Market..................       4/10/00        0.75%         0.87%
Institutional Tax-Free Money Market (a)..            NA          NA            NA
Institutional Prime Plus Money Market (a)            NA          NA            NA

(a) As of June 30, 2003, the Fund had not commenced operations.
(1) A portion of the income may be subject to alternative minimum tax.

                                                Inception  7-Day  30-Day
                                                 Date of   Yield   Yield
      Administrative Class Shares                 Class   6/30/03 6/30/03
      ---------------------------               --------- ------- -------
      Institutional Prime Money Market......... 11/01/01   0.99%   1.05%
      Treasury Only Money Market............... 11/01/01   0.89%   0.91%
      Government Money Market.................. 11/01/01   0.93%   1.02%
      Institutional Tax-Free Money Market (a)..       NA     NA      NA
      Institutional Prime Plus Money Market (a)       NA     NA      NA

      (a) As of June 30, 2003, the Fund had not commenced operations.


   The tax equivalent yields for the classes of the Municipal Money Market, Ohio Municipal Money Market, and Michigan Municipal Money Market Funds are computed by dividing that portion of the Fund's yield (with respect to a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund (with respect to a particular class) that is not tax-exempt. The tax equivalent yields for the classes of the Municipal Money Market Funds contained in the following paragraph were computed based on an assumed effective federal income tax rate of 39.6%. The tax equivalent effective yield for the classes of the Municipal Money Market Fund, Ohio Municipal Money Market Fund, and the Michigan Money Market Fund are computed by dividing that portion of the effective yield of the Fund (with respect to a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund (with respect to a particular class) that is not tax-exempt.

                             TAX-EQUIVALENT YIELD


                                                         7 Day
                                                         Yield    28%  39.6%
Class I Shares                                          06/30/03  Tax   Tax
--------------                                          -------- ----  -----
Municipal Money Market.................................   0.66%  0.92% 1.09%
Ohio Municipal Money Market............................   0.59%  0.82% 0.98%
Michigan Municipal Money Market*.......................   0.60%  0.83% 0.99%
                                                         7 Day
                                                         Yield    28%  39.6%
Class A Shares                                          6/30/03   Tax   Tax
--------------                                          -------- ----  -----
Municipal Money Market.................................   0.42%  0.58% 0.70%
Ohio Municipal Money Market............................   0.34%  0.47% 0.56%
Michigan Municipal Money Market*.......................   0.35%  0.49% 0.58%


   * Prior to the consolidation with the Fund, the Predecessor Fund had a fiscal year end of 12/31/98.

   Equity Funds, Bond Funds, Funds of Funds, and Municipal Bond Funds

   The performance of the Funds may be compared in publications to the performance of various indices and investments (such as other mutual funds) for which reliable performance data is available, as well as averages, performance rankings or other information prepared by recognized mutual fund statistical services, as set forth below.

   Performance information showing a Fund's total return and/or 30-day yield with respect to a particular class may be presented from time to time in advertising and sales literature regarding the Equity Funds, the Bond Funds, the Funds of Funds, and the Municipal Bond Funds. A 30-day yield is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:

30-Day Yield =        a-b
                      ---
                 2[(cd +1)6-1]

   In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of Shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

   From time to time the tax equivalent 30-day yield of a particular class of a Municipal Bond Fund may be presented in advertising and sales literature. The tax equivalent 30-day yield will be computed by dividing that portion of a Fund's yield (respecting a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund (respecting a particular class) that is not tax-exempt. The tax equivalent 30-day yields for a Municipal Bond Fund (respecting a particular class) will, unless otherwise noted, be computed based on an assumed effective federal income tax rate of 31%.

   A Fund's respective cumulative total return and average annual total return was determined by calculating the change in the value of a hypothetical $1,000 investment in a particular class of the Fund for each of the periods shown. Cumulative total return for a particular class of a Fund is computed by determining the rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The cumulative return is calculated as the total dollar increase or decrease in the value of an account assuming reinvestment of all distributions divided by the original initial investment. The average annual return before taxes for a particular class of a Fund is computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in share price and reinvestment of dividends and capital gains distributions.


   "Return Before Taxes" shows the actual change in the value of the Fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the Fund shares. "Return After Taxes" on distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. "Return After Taxes on Distributions and Sale of Fund Shares" is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period. After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.


   Performance information showing a Fund's and/or particular Class's distribution rate may be presented from time to time in advertising and sales literature regarding the Bond Funds and Equity Funds. The distribution rate is calculated as follows:

distribution yield =   a/(b) x 365
                       -----------
                            c

   In the formula, "a" represents dividends distributed by a particular class during that period; "b" represents month end offer price or net asset value for a particular class; "c" represents the number of days in the period being calculated. "365" is the number of days in a year, used to annualize the distribution yield.


   Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, a Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts at a bank, with regard to Class I Shares and Service Class Shares, or a Participating Organization, with regard to Class A and Class B Shares, will reduce a Fund's effective yield to customers. Performance data for the Funds through June 30, 2003 (calculated as described above) is as follows:

                                CLASS I SHARES

Fixed Income Funds


Average Annual Total Returns as of 6/30/03



                                      Inception    Performance                                      30-Day
                                    Date of Class Inception Date Life 1 Year 3 Year 5 Year 10 Year SEC Yield
                                    ------------- -------------- ---- ------ ------ ------ ------- ---------
Short-Term Bond....................   09/04/90       09/04/90                                        1.92%
 Return Before Taxes...............                              6.64  5.28   6.90   6.03   5.72
 Return After Taxes on
   Distributions...................                              4.36  3.79   4.92   3.91   3.44
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                              4.29  3.34   4.66   3.81   3.43
Intermediate Tax-Free(2)...........   09/04/90       09/04/90                                        3.05%
 Return Before Taxes...............                              6.37  7.95   7.87   5.46   5.47
 Return After Taxes on
   Distributions...................                              6.27  7.95   7.87   5.38   5.35
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                              6.15  6.63   7.40   5.27   5.29
Ohio Municipal Bond(2).............   07/02/91       07/02/91                                        2.79%
 Return Before Taxes...............                              6.19  7.67   7.54   5.30   5.25
 Return After Taxes on
   Distributions...................                              6.19  7.67   7.54   5.30   5.24
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                              6.07  6.40   7.13   5.20   5.19
Municipal Income(2)................   02/09/93       02/09/93                                        3.82%
 Return Before Taxes...............                              5.40  6.48   7.02   4.85   5.30
 Return After Taxes on
   Distributions...................                              5.39  6.48   7.02   4.85   5.29
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                              5.37  5.76   6.70   4.83   5.27
Government Bond....................   02/08/93       02/08/93                                        4.41%
 Return Before Taxes...............                              6.77  9.58   9.81   7.08   6.68
 Return After Taxes on
   Distributions...................                              4.32  7.49   7.45   4.70   4.21
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                              4.22  6.08   6.91   4.54   4.12
Ultra Short-Term Bond..............   02/02/93       02/02/93                                        2.28%
 Return Before Taxes...............                              5.24  3.12   5.39   5.30   5.25
 Return After Taxes on
   Distributions...................                              3.13  2.03   3.60   3.28   3.13
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                              3.13  1.96   3.48   3.24   3.13
Kentucky Municipal Bond(2)(32).....   03/12/93       03/12/93                                        2.66%
 Return Before Taxes...............                              5.41  7.74   7.23   5.29   5.34
 Return After Taxes on
   Distributions...................                              5.40  7.74   7.23   5.29   5.33
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                              5.31  6.54   6.87   5.20   5.26
Louisiana Municipal Bond(2)(33)....   03/26/96       12/29/86                                        2.56%
 Return Before Taxes...............                              6.27  7.86   7.39   5.35   5.31
 Return After Taxes on
   Distributions...................                              6.26  7.86   7.39   5.34   5.30
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                              6.16  6.54   6.98   5.23   5.24
West Virginia Municipal Bond(1)(2).   01/20/97       12/31/83                                        2.75%
 Return Before Taxes...............                              6.88  8.00   7.58   5.41   5.52
 Return After Taxes on
   Distributions...................                              6.87  8.00   7.58   5.40   5.51
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                              6.47  6.74   7.18   5.30   5.25
Arizona Municipal Bond(2)..........   01/20/97       11/30/79                                        2.57%
 Return Before Taxes...............                              6.93  8.06   7.51   5.40   5.34
 Return After Taxes on
   Distributions...................                              6.90  8.06   7.51   5.30   5.28
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                              6.53  6.77   7.11   5.24   5.06
Treasury & Agency(1)...............   01/20/97       04/30/88                                        2.24%
 Return Before Taxes...............                              7.20  8.28   8.72   6.80   6.55
 Return After Taxes on
   Distributions...................                              6.22  6.75   6.76   4.64   5.08
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                              5.77  5.28   6.23   4.45   4.76

                                CLASS I SHARES

Fixed Income Funds


                                      Inception    Performance                                       30-Day
                                    Date of Class Inception Date Life  1 Year 3 Year 5 Year 10 Year SEC Yield
                                    ------------- -------------- ----- ------ ------ ------ ------- ---------
Income Bond(4)(25).................   03/05/93       03/05/93                                         4.69%
 Return Before Taxes...............                               6.65 10.10   9.05   6.63   6.71
 Return After Taxes on
   Distributions...................                               3.90  7.70   6.51   4.06   3.96
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                               3.92  6.38   6.14   4.03   3.97
Intermediate Bond(5)(23)...........   06/01/91       12/31/83                                         4.53%
 Return Before Taxes...............                               8.41  8.79   9.30   7.16   6.71
 Return After Taxes on
   Distributions...................                               6.81  6.58   6.85   4.70   4.20
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                               6.50  5.56   6.42   4.55   4.13
Bond(5)............................   06/01/91       12/31/83                                         4.75%
 Return Before Taxes...............                               9.39  9.51  10.24   7.54   7.39
 Return After Taxes on
   Distributions...................                               7.62  7.21   7.64   4.94   4.62
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                               7.30  6.03   7.14   4.79   4.54
Short-Term Municipal Bond(2)(28)...   05/04/98       05/04/98                                         2.13%
 Return Before Taxes...............                               4.59  4.81   5.43   4.48     NA
 Return After Taxes on
   Distributions...................                               4.58  4.79   5.43   4.48     NA
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                               4.46  4.13   5.17   4.37     NA
Tax-Free Bond(2)(6)(30)............   02/01/95       03/01/88                                         3.33%
 Return Before Taxes...............                               7.48  8.86   8.32   5.82   6.31
 Return After Taxes on
   Distributions...................                               7.13  8.86   8.32   5.81   5.93
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                               7.04  7.39   7.84   5.66   5.87
Michigan Municipal Bond(2)(34).....   02/01/93       02/01/93                                         2.94%
 Return Before Taxes...............                               6.04  8.67   8.11   5.42   5.75
 Return After Taxes on
   Distributions...................                               6.03  8.67   8.11   5.41   5.74
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                               5.88  7.16   7.63   5.30   5.62
Mortgage-Backed Securities(40).....   08/18/00       12/31/83                                         4.34%
 Return Before Taxes...............                              10.33  5.30  10.02   7.43   8.20
 Return After Taxes on
   Distributions...................                               9.91  2.87   7.32   5.84   7.40
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                               9.26  3.30   6.90   5.41   6.74
High Yield Bond....................   11/13/98       11/13/98                                         7.71%
 Return Before Taxes...............                               4.37 18.90   5.77     NA     NA
 Return After Taxes on
   Distributions...................                               0.68 14.95   2.00     NA     NA
 Return After Taxes on
   Distributions and Sale of Fund
   Shares..........................                               1.37 11.80   2.52     NA     NA

                                CLASS I SHARES

Equity Funds


Average Annual Total Returns as of 6/30/03



                                         Inception    Performance                                       30-Day
                                       Date of Class Inception Date Life  1 Year 3 Year 5 Year 10 Year SEC Yield
                                       ------------- -------------- ----- ------ ------ ------ ------- ---------
Mid Cap Value.........................   03/02/89       03/02/89                                           NA
  Return Before Taxes.................                              10.90 -6.48    7.24  5.15   11.16
  Return After Taxes on Distributions.                               8.32 -7.64    5.31  2.64    8.05
  Return After Taxes on Distributions
   and Sale of Fund Shares............                               8.19 -3.53    5.33  3.19    8.03
Equity Income.........................   07/02/87       07/02/87                                           NA
  Return Before Taxes.................                               8.94 -3.06   -2.98 -1.41    8.87
  Return After Taxes on Distributions.                               7.19 -4.19   -4.78 -3.18    6.86
  Return After Taxes on Distributions
   and Sale of Fund Shares............                               7.10 -1.50   -3.02 -1.71    6.92
Equity Index..........................   07/02/91       07/02/91                                           NA
  Return Before Taxes.................                              10.15 -0.03  -11.45 -1.89    9.67
  Return After Taxes on Distributions.                               9.09 -0.43  -11.80 -2.48    8.62
  Return After Taxes on Distributions
   and Sale of Fund Shares............                               8.44  0.06   -9.73 -1.84    7.96
Large Cap Value.......................   03/01/91       03/01/91                                           NA
  Return Before Taxes.................                               7.71 -4.46   -6.14 -1.77    7.16
  Return After Taxes on Distributions.                               5.68 -4.77   -6.70 -2.96    4.92
  Return After Taxes on Distributions
   and Sale of Fund Shares............                               5.61 -2.85   -5.40 -1.91    4.97
Mid Cap Growth........................   03/02/89       03/02/89                                           NA
  Return Before Taxes.................                              13.55 -0.21   -9.89  5.12   11.90
  Return After Taxes on Distributions.                              10.75 -0.21  -10.96  2.87    8.47
  Return After Taxes on Distributions
   and Sale of Fund Shares............                              10.57 -0.14   -8.47  3.58    8.51
International Equity Index(3).........   10/28/92       10/28/92                                           NA
  Return Before Taxes.................                               4.68 -6.12  -14.52 -3.87    3.26
  Return After Taxes on Distributions.                               4.08 -6.25  -14.75 -4.44    2.63
  Return After Taxes on Distributions
   and Sale of Fund Shares............                               3.82 -4.00  -12.12 -3.43    2.55
Balanced..............................   04/02/93       04/02/93                                         1.39%
  Return Before Taxes.................                               7.67  4.06   -3.01  1.69    7.72
  Return After Taxes on Distributions.                               5.63  3.19   -3.93  0.17    5.67
  Return After Taxes on Distributions
   and Sale of Fund Shares............                               5.50  2.67   -3.08  0.64    5.53
Large Cap Growth......................   02/28/92       02/28/92                                           NA
  Return Before Taxes.................                               7.64  2.76  -21.07 -6.10    7.38
  Return After Taxes on Distributions.                               6.22  2.76  -21.25 -7.18    5.90
  Return After Taxes on Distributions
   and Sale of Fund Shares............                               6.33  1.79  -17.13 -5.04    6.10
Small Cap Growth(15)..................   03/26/96       07/01/91                                           NA
  Return Before Taxes.................                               9.76 -3.90   -8.31  0.24    7.16
  Return After Taxes on Distributions.                               7.63 -3.90   -9.31 -1.39    4.77
  Return After Taxes on Distributions
   and Sale of Fund Shares............                               7.50 -2.54   -7.33 -0.46    4.94
Diversified Equity(16)................   03/26/96       12/29/89                                           NA
  Return Before Taxes.................                              10.07 -1.12  -10.99 -2.17    8.21
  Return After Taxes on Distributions.                               7.82 -1.34  -11.25 -2.97    5.59
  Return After Taxes on Distributions
   and Sale of Fund Shares............                               7.60 -0.69   -9.24 -2.07    5.60
Small Cap Value(4)(5)(17).............   01/27/95       06/30/72                                           NA
  Return Before Taxes.................                               9.88 -7.50   15.52  5.39   10.77
  Return After Taxes on Distributions.                               9.45 -8.83   14.08  4.41    9.43
  Return After Taxes on Distributions
   and Sale of Fund Shares............                               9.04 -4.35   12.72  4.14    8.80

                                CLASS I SHARES

Equity Funds


                                         Inception    Performance                                        30-Day
                                       Date of Class Inception Date  Life  1 Year 3 Year 5 Year 10 Year SEC Yield
                                       ------------- -------------- ------ ------ ------ ------ ------- ---------
Diversified Mid Cap(5)(18)............   06/01/91       12/31/83                                           NA
  Return Before Taxes.................                               11.92 -3.16   -1.97  2.53   9.76
  Return After Taxes on Distributions.                               10.67 -3.23   -3.99  0.63   7.59
  Return After Taxes on Distributions
   and Sale of Fund Shares............                               10.39 -2.04   -2.29  1.58   7.60
Diversified International(3)(5)(19)...   12/03/94       04/30/86                                           NA
  Return Before Taxes.................                                5.71 -7.02  -14.04 -3.07   3.40
  Return After Taxes on Distributions.                                5.52 -7.14  -14.33 -3.39   3.07
  Return After Taxes on Distributions
   and Sale of Fund Shares............                                5.02 -4.58  -11.73 -2.68   2.79
Market Expansion Index(20)............   07/31/98       07/31/98                                           NA
  Return Before Taxes.................                                6.61 -2.46    1.40    NA     NA
  Return After Taxes on Distributions.                                4.37 -2.63    0.39    NA     NA
  Return After Taxes on Distributions
   and Sale of Fund Shares............                                4.82 -1.55    0.81    NA     NA
Health Sciences.......................   03/23/01       03/23/01                                           NA
  Return Before Taxes.................                                1.20 15.32      NA    NA     NA
  Return After Taxes on Distributions.                                1.14 15.32      NA    NA     NA
  Return After Taxes on Distributions
   and Sale of Fund Shares............                                0.98  9.95      NA    NA     NA
Technology............................   07/28/00       07/28/00                                           NA
  Return Before Taxes.................                              -28.57  4.47      NA    NA     NA
  Return After Taxes on Distributions.                              -28.57  4.47      NA    NA     NA
  Return After Taxes on Distributions
   and Sale of Fund Shares............                              -22.88  2.91      NA    NA     NA
Market Neutral (45)...................   05/24/03       05/24/03                                           NA
  Return Before Taxes.................                                0.50    NA      NA    NA     NA
  Return After Taxes on Distributions.                                0.50    NA      NA    NA     NA
  Return After Taxes on Distributions
   and Sale of Fund Shares............                                0.33    NA      NA    NA     NA
Real Estate (46)......................         NA             NA                                           NA
  Return Before Taxes.................                                  NA    NA      NA    NA     NA
  Return After Taxes on Distributions.                                  NA    NA      NA    NA     NA
  Return After Taxes on Distributions
   and Sale of Fund Shares............                                  NA    NA      NA    NA     NA


Funds of Funds


Average Annual Total Returns as of 6/30/03



                                         Inception    Performance                                      30-Day
                                       Date of Class Inception Date Life 1 Year 3 Year 5 Year 10 Year SEC Yield
                                       ------------- -------------- ---- ------ ------ ------ ------- ---------
Investor Conservative Growth..........   12/10/96       12/10/96                                         NA
  Return Before Taxes.................                              5.92  6.11   2.94   4.06    NA
  Return After Taxes on Distributions.                              3.96  4.66   1.11   2.14    NA
  Return After Taxes on Distributions
   and Sale of Fund Shares............                              3.90  3.87   1.44   2.33    NA
Investor Balanced.....................   12/10/96       12/10/96                                         NA
  Return Before Taxes.................                              6.24  4.57  -0.41   3.21    NA
  Return After Taxes on Distributions.                              4.41  3.43  -2.03   1.42    NA
  Return After Taxes on Distributions
   and Sale of Fund Shares............                              4.33  2.88  -1.22   1.75    NA
Investor Growth & Income..............   12/10/96       12/10/96                                         NA
  Return Before Taxes.................                              6.04  1.87  -3.73   1.94    NA
  Return After Taxes on Distributions.                              4.45  1.15  -5.07   0.36    NA
  Return After Taxes on Distributions
   and Sale of Fund Shares............                              4.39  1.17  -3.77   0.87    NA
Investor Growth.......................   12/10/96       12/10/96                                         NA
  Return Before Taxes.................                              5.96 -1.26  -6.86   0.79    NA
  Return After Taxes on Distributions.                              4.64 -1.53  -7.86  -0.54    NA
  Return After Taxes on Distributions
   and Sale of Fund Shares............                              4.58 -0.86  -6.08   0.14    NA

                                CLASS A SHARES

Fixed Income Funds


Average Annual Total Returns as of 6/30/03



                                                      Inception    Performance                                      30-Day
                                                    Date of Class Inception Date Life 1 Year 3 Year 5 Year 10 Year SEC Yield
                                                    ------------- -------------- ---- ------ ------ ------ ------- ---------
Short-Term Bond (22)...............................    2/18/92       09/04/90                                        1.62%
 With Sales Charge
   Return Before Taxes.............................                              6.09  1.88   5.54   5.13   5.12
   Return After Taxes on Distributions.............                              3.91  0.53   3.70   3.13   2.96
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              3.87  1.13   3.57   3.11   2.98
 Without Sales Charge
   Return Before Taxes.............................                              6.34  5.01   6.63   5.76   5.45
   Return After Taxes on Distributions.............                              4.16  3.63   4.76   3.75   3.28
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              4.09  3.17   4.49   3.65   3.26
Intermediate Tax-Free (2)(29)......................    2/18/92       09/04/90                                        2.67%
 With Sales Charge
   Return Before Taxes.............................                              5.70  2.75   5.92   4.24   4.73
   Return After Taxes on Distributions.............                              5.60  2.75   5.92   4.15   4.62
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              5.51  3.10   5.67   4.17   4.60
 Without Sales Charge
   Return Before Taxes.............................                              6.08  7.59   7.56   5.19   5.21
   Return After Taxes on Distributions.............                              5.98  7.59   7.56   5.11   5.10
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              5.87  6.30   7.09   5.01   5.04
Ohio Municipal Bond (2)(35)........................   02/18/92       07/02/91                                        2.44%
 With Sales Charge
   Return Before Taxes.............................                              5.55  2.59   5.65   4.08   4.52
   Return After Taxes on Distributions.............                              5.55  2.59   5.65   4.08   4.52
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              5.45  2.94   5.44   4.10   4.51
 Without Sales Charge
   Return Before Taxes.............................                              5.96  7.44   7.28   5.04   5.00
   Return After Taxes on Distributions.............                              5.95  7.44   7.28   5.04   4.99
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              5.83  6.15   6.86   4.94   4.94
Municipal Income (2)(31)...........................   02/23/93       02/09/93                                        3.40%
 With Sales Charge
   Return Before Taxes.............................                              4.72  1.37   5.11   3.62   4.59
   Return After Taxes on Distributions.............                              4.71  1.37   5.11   3.62   4.58
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              4.72  2.27   5.00   3.72   4.60
 Without Sales Charge
   Return Before Taxes.............................                              5.18  6.17   6.74   4.58   5.07
   Return After Taxes on Distributions.............                              5.17  6.17   6.74   4.58   5.06
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              5.14  5.46   6.43   4.57   5.04
Government Bond (26)...............................   03/05/93       02/08/93                                        3.98%
 With Sales Charge
   Return Before Taxes.............................                              6.05  4.41   7.84   5.84   5.92
   Return After Taxes on Distributions.............                              3.71  2.51   5.63   3.59   3.56
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              3.66  2.73   5.31   3.54   3.53
 Without Sales Charge
   Return Before Taxes.............................                              6.52  9.29   9.51   6.83   6.41
   Return After Taxes on Distributions.............                              4.17  7.31   7.27   4.56   4.04
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              4.07  5.90   6.73   4.39   3.96

                                CLASS A SHARES

Fixed Income Funds


                                                      Inception    Performance                                      30-Day
                                                    Date of Class Inception Date Life 1 Year 3 Year 5 Year 10 Year SEC Yield
                                                    ------------- -------------- ---- ------ ------ ------ ------- ---------
Ultra Short-Term Bond (21).........................   03/10/93       02/02/93                                        1.96%
 With Sales Charge
   Return Before Taxes.............................                              4.68 -0.27   4.05   4.38   4.68
   Return After Taxes on Distributions.............                              2.68 -1.22   2.39   2.48   2.67
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              2.72 -0.23   2.41   2.53   2.71
 Without Sales Charge
   Return Before Taxes.............................                              4.99  2.83   5.11   5.03   5.00
   Return After Taxes on Distributions.............                              2.99  1.85   3.43   3.11   2.98
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              2.98  1.78   3.31   3.08   2.98
Kentucky Municipal Bond (2)(32)....................   01/20/95       03/12/93                                        2.30%
 With Sales Charge
   Return Before Taxes.............................                              4.65  2.61   5.35   4.06   4.57
   Return After Taxes on Distributions.............                              4.64  2.61   5.35   4.06   4.56
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              4.59  3.05   5.19   4.09   4.53
 Without Sales Charge
   Return Before Taxes.............................                              5.11  7.48   6.99   5.02   5.06
   Return After Taxes on Distributions.............                              5.10  7.48   6.99   5.02   5.05
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              5.02  6.28   6.62   4.93   4.97
Louisiana Municipal Bond (2)(33)...................   12/29/89       12/29/89                                        2.21%
 With Sales Charge
   Return Before Taxes.............................                              5.79  2.75   5.51   4.14   4.67
   Return After Taxes on Distributions.............                              5.79  2.75   5.51   4.13   4.67
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              5.71  3.06   5.31   4.14   4.65
 Without Sales Charge
   Return Before Taxes.............................                              6.16  7.58   7.14   5.10   5.15
   Return After Taxes on Distributions.............                              6.15  7.58   7.14   5.09   5.15
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              6.05  6.26   6.73   4.98   5.08
West Virginia Municipal Bond (1)(2)................   01/20/97       12/31/83                                        2.39%
 With Sales Charge
   Return Before Taxes.............................                              6.68  2.95   5.65   4.16   4.78
   Return After Taxes on Distributions.............                              5.74  2.95   5.65   4.15   4.78
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              5.32  3.29   5.46   4.17   4.56
 Without Sales Charge
   Return Before Taxes.............................                              6.90  7.77   7.28   5.12   5.27
   Return After Taxes on Distributions.............                              5.96  7.77   7.28   5.12   5.27
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              5.52  6.48   6.88   5.02   5.01
Arizona Municipal Bond (1)(2)......................   01/20/97       11/30/79                                        2.22%
 With Sales Charge
   Return Before Taxes.............................                              6.36  2.92   5.61   4.18   4.43
   Return After Taxes on Distributions.............                              6.33  2.92   5.61   4.09   4.37
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              5.97  3.28   5.42   4.15   4.22
 Without Sales Charge
   Return Before Taxes.............................                              6.57  7.73   7.23   5.13   4.91
   Return After Taxes on Distributions.............                              6.54  7.73   7.23   5.04   4.85
   Return After Taxes on Distributions and Sale
    of Fund Shares.................................                              6.17  6.47   6.83   4.98   4.65

                                CLASS A SHARES

Fixed Income Funds


                                                            Inception    Performance
                                                          Date of Class Inception Date Life 1 Year 3 Year 5 Year 10 Year
                                                          ------------- -------------- ---- ------ ------ ------ -------
Treasury & Agency (1)....................................   01/20/97       04/30/88
  With Sales Charge
   Return Before Taxes...................................                              6.68  4.72   7.32   5.90   5.98
   Return After Taxes on Distributions...................                              5.74  3.35   5.50   3.87   4.57
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              5.32  2.98   5.11   3.75   4.28
  Without Sales Charge
   Return Before Taxes...................................                              6.90  7.97   8.43   6.55   6.30
   Return After Taxes on Distributions...................                              5.96  6.55   6.58   4.50   4.88
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              5.52  5.09   6.05   4.30   4.56
Bond (5)(24).............................................   05/01/92       12/31/83
  With Sales Charge
   Return Before Taxes...................................                              8.86  4.28   8.29   6.28   6.70
   Return After Taxes on Distributions...................                              7.14  2.20   5.84   3.82   4.03
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              6.83  2.65   5.55   3.79   3.99
  Without Sales Charge
   Return Before Taxes...................................                              9.12  9.20   9.95   7.26   7.20
   Return After Taxes on Distributions...................                              7.39  7.01   7.46   4.77   4.51
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              7.07  5.84   6.96   4.62   4.43
Income Bond (4)(25)......................................   03/05/93       03/05/93
  With Sales Charge
   Return Before Taxes...................................                              5.94  4.84   7.16   5.37   5.97
   Return After Taxes on Distributions...................                              3.30  2.66   4.78   2.94   3.33
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              3.36  2.98   4.61   3.04   3.39
  Without Sales Charge
   Return Before Taxes...................................                              6.41  9.80   8.80   6.34   6.46
   Return After Taxes on Distributions...................                              3.75  7.52   6.38   3.89   3.81
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              3.77  6.20   6.00   3.86   3.82
Intermediate Bond (5)(23)................................   05/01/92       12/31/83
  With Sales Charge
   Return Before Taxes...................................                              7.89  3.67   7.38   5.93   6.03
   Return After Taxes on Distributions...................                              6.34  1.66   5.07   3.60   3.61
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              6.05  2.25   4.85   3.58   3.59
  Without Sales Charge
   Return Before Taxes...................................                              8.15  8.52   9.02   6.91   6.52
   Return After Taxes on Distributions...................                              6.59  6.41   6.68   4.55   4.09
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              6.29  5.39   6.25   4.41   4.02
Short-Term Municipal Bond (28)...........................   05/04/98       05/04/98
  With Sales Charge
   Return Before Taxes...................................                              3.67  1.40   4.11   3.59     NA
   Return After Taxes on Distributions...................                              3.66  1.37   4.11   3.58     NA
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              3.63  1.80   3.99   3.56     NA
  Without Sales Charge
   Return Before Taxes...................................                              4.28  4.57   5.19   4.22     NA
   Return After Taxes on Distributions...................                              4.27  4.55   5.18   4.21     NA
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              4.16  3.89   4.93   4.11     NA


                                                           30-Day
                                                          SEC Yield
                                                          ---------
Treasury & Agency (1)....................................   1.94%
  With Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
  Without Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
Bond (5)(24).............................................   4.30%
  With Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
  Without Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
Income Bond (4)(25)......................................   4.24%
  With Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
  Without Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
Intermediate Bond (5)(23)................................   4.09%
  With Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
  Without Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
Short-Term Municipal Bond (28)...........................   1.82%
  With Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
  Without Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................

                                CLASS A SHARES

Fixed Income Funds

                                                       Inception    Performance                                       30-Day
                                                     Date of Class Inception Date Life  1 Year 3 Year 5 Year 10 Year SEC Yield
                                                     ------------- -------------- ----- ------ ------ ------ ------- ---------
Tax-Free Bond (6)(30)...............................   03/01/88       03/01/88                                         2.94%
  With Sales Charge
   Return Before Taxes..............................                               7.01  3.69   6.43   4.61   5.60
   Return After Taxes on Distributions..............                               6.66  3.69   6.43   4.60   5.22
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               6.59  3.88   6.15   4.56   5.20
  Without Sales Charge
   Return Before Taxes..............................                               7.33  8.59   8.06   5.58   6.09
   Return After Taxes on Distributions..............                               6.98  8.59   8.06   5.57   5.71
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               6.89  7.13   7.58   5.42   5.64
Michigan Municipal Bond (2)(34).....................   02/01/93       02/01/93                                         2.57%
  With Sales Charge
   Return Before Taxes..............................                               5.40  3.50   6.22   4.20   5.08
   Return After Taxes on Distributions..............                               5.39  3.50   6.22   4.18   5.07
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               5.28  3.64   5.94   4.19   4.99
  Without Sales Charge
   Return Before Taxes..............................                               5.87  8.37   7.86   5.17   5.57
   Return After Taxes on Distributions..............                               5.86  8.37   7.86   5.15   5.56
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               5.71  6.87   7.37   5.04   5.43
High Yield Bond.....................................   11/13/98       11/13/98                                         7.13%
  With Sales Charge
   Return Before Taxes..............................                               3.06 13.36   3.89     NA     NA
   Return After Taxes on Distributions..............                              -0.49  9.69   0.29     NA     NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               0.34  8.23   1.02     NA     NA
  Without Sales Charge
   Return Before Taxes..............................                               4.09 18.64   5.50     NA     NA
   Return After Taxes on Distributions..............                               0.50 14.79   1.85     NA     NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               1.20 11.64   2.36     NA     NA
Mortgage-Backed Securities (40).....................   08/18/00       08/18/00                                         3.93%
  With Sales Charge
   Return Before Taxes..............................                               9.72  0.42   8.12   6.15   7.37
   Return After Taxes on Distributions..............                               9.34 -1.78   5.72   4.73   6.65
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               8.70  0.15   5.45   4.40   6.04
  Without Sales Charge
   Return Before Taxes..............................                               9.97  5.17   9.79   7.15   7.87
   Return After Taxes on Distributions..............                               9.59  2.86   7.35   5.71   7.15
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               8.94  3.23   6.87   5.26   6.49

                                CLASS A SHARES

Equity Funds


Average Annual Total Returns as of 6/30/03



                                                       Inception    Performance                                       30-Day
                                                     Date of Class Inception Date Life  1 Year 3 Year 5 Year 10 Year SEC Yield
                                                     ------------- -------------- ----- ------ ------ ------ ------- ---------
Mid Cap Value (7)...................................   02/18/92       03/02/89                                          NA
  With Sales Charge
   Return Before Taxes..............................                              10.11 -11.57   5.09  3.79   10.32
   Return After Taxes on Distributions..............                               7.63 -12.61   3.30  1.41    7.34
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               7.53  -6.89   3.56  2.10    7.36
  Without Sales Charge
   Return Before Taxes..............................                              10.52  -6.68   7.01  4.92   10.92
   Return After Taxes on Distributions..............                               8.03  -7.78   5.18  2.51    7.92
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               7.91  -3.68   5.19  3.06    7.90
Equity Income (8)...................................   02/18/92       07/02/87                                          NA
  With Sales Charge
   Return Before Taxes..............................                               8.22  -8.38  -4.95 -2.74    7.99
   Return After Taxes on Distributions..............                               6.55  -9.38  -6.64 -4.40    6.10
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               6.49  -4.99  -4.61 -2.76    6.21
  Without Sales Charge
   Return Before Taxes..............................                               8.58  -3.32  -3.23 -1.68    8.57
   Return After Taxes on Distributions..............                               6.91  -4.38  -4.95 -3.36    6.67
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               6.83  -1.67  -3.18 -1.89    6.73
Equity Index (9)....................................   02/18/92       07/02/91                                          NA
  With Sales Charge
   Return Before Taxes..............................                               9.39  -5.51 -13.24 -3.18    8.81
   Return After Taxes on Distributions..............                               8.43  -5.82 -13.51 -3.67    7.88
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               7.80  -3.52 -11.14 -2.86    7.25
  Without Sales Charge
   Return Before Taxes..............................                               9.88  -0.28 -11.67 -2.13    9.40
   Return After Taxes on Distributions..............                               8.92  -0.62 -11.94 -2.62    8.46
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               8.26  -0.12  -9.86 -1.99    7.79
Large Cap Value (10)................................   02/18/92       03/01/91                                          NA
  With Sales Charge
   Return Before Taxes..............................                               7.01  -9.66  -8.02 -3.02    6.37
   Return After Taxes on Distributions..............                               5.09  -9.88  -8.48 -4.10    4.26
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               5.06  -6.24  -6.91 -2.90    4.35
  Without Sales Charge
   Return Before Taxes..............................                               7.48  -4.67  -6.36 -1.97    6.94
   Return After Taxes on Distributions..............                               5.55  -4.91  -6.83 -3.06    4.82
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               5.48  -3.00  -5.54 -2.02    4.86
Mid Cap Growth (11).................................   02/18/92       03/02/89                                          NA
  With Sales Charge
   Return Before Taxes..............................                              12.77  -5.71 -11.73  3.68   11.01
   Return After Taxes on Distributions..............                               9.99  -5.71 -12.79  1.44    7.61
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               9.86  -3.71  -9.96  2.34    7.73
  Without Sales Charge
   Return Before Taxes..............................                              13.19  -0.49 -10.13  4.81   11.61
   Return After Taxes on Distributions..............                              10.40  -0.49 -11.21  2.54    8.19
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                              10.26  -0.32  -8.66  3.31    8.27

                                CLASS A SHARES

Equity Funds


                                                            Inception    Performance
                                                          Date of Class Inception Date Life 1 Year 3 Year 5 Year 10 Year
                                                          ------------- -------------- ---- ------ ------ ------ -------
International Equity Index (3) (12)......................   04/23/93       10/28/92
  With Sales Charge
   Return Before Taxes...................................                              3.89 -11.38 -16.32 -5.19   2.45
   Return After Taxes on Distributions...................                              3.36 -11.46 -16.49 -5.70   1.90
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              3.16  -7.41 -13.54 -4.50   1.88
  Without Sales Charge
   Return Before Taxes...................................                              4.41  -6.47 -14.81 -4.16   3.00
   Return After Taxes on Distributions...................                              3.88  -6.55 -14.98 -4.67   2.45
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              3.62  -4.22 -12.33 -3.65   2.36
Balanced.................................................   04/02/93       04/02/93
  With Sales Charge
   Return Before Taxes...................................                              6.83  -1.68  -4.99  0.34   6.87
   Return After Taxes on Distributions...................                              4.92  -2.43  -5.80 -1.07   4.94
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              4.83  -1.07  -4.68 -0.43   4.85
  Without Sales Charge
   Return Before Taxes...................................                              7.39   3.80  -3.25  1.44   7.45
   Return After Taxes on Distributions...................                              5.47   3.01  -4.08  0.01   5.51
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              5.33   2.49  -3.23  0.49   5.37
Large Cap Growth (14)....................................   02/22/94       02/28/92
  With Sales Charge
   Return Before Taxes...................................                              6.80  -2.93 -22.69 -7.35   6.54
   Return After Taxes on Distributions...................                              5.47  -2.93 -22.86 -8.40   5.15
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              5.62  -1.90 -18.37 -6.05   5.39
  Without Sales Charge
   Return Before Taxes...................................                              7.31   2.46 -21.28 -6.35   7.12
   Return After Taxes on Distributions...................                              5.97   2.46 -21.46 -7.41   5.73
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              6.08   1.60 -17.29 -5.24   5.91
Small Cap Growth (15)....................................   07/01/91       07/01/91
  With Sales Charge
   Return Before Taxes...................................                              9.14  -9.22 -10.16 -1.01   6.43
   Return After Taxes on Distributions...................                              7.03  -9.22 -11.15 -2.63   4.06
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              6.95  -5.99  -8.85 -1.51   4.31
  Without Sales Charge
   Return Before Taxes...................................                              9.63  -4.16  -8.52  0.07   7.01
   Return After Taxes on Distributions...................                              7.50  -4.16  -9.53 -1.57   4.62
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              7.39  -2.70  -7.51 -0.61   4.82
Diversified Equity (16)..................................   12/29/89       12/29/89
  With Sales Charge
   Return Before Taxes...................................                              9.47  -6.59 -12.80 -3.48   7.42
   Return After Taxes on Distributions...................                              7.28  -6.72 -12.98 -4.20   4.88
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              7.09  -4.26 -10.67 -3.12   4.95
  Without Sales Charge
   Return Before Taxes...................................                              9.91  -1.39 -11.22 -2.43   7.99
   Return After Taxes on Distributions...................                              7.71  -1.53 -11.40 -3.15   5.45
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................                              7.49  -0.87  -9.39 -2.25   5.46


                                                           30-Day
                                                          SEC Yield
                                                          ---------
International Equity Index (3) (12)......................     NA
  With Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
  Without Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
Balanced.................................................   1.08%
  With Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
  Without Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
Large Cap Growth (14)....................................     NA
  With Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
  Without Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
Small Cap Growth (15)....................................     NA
  With Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
  Without Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
Diversified Equity (16)..................................     NA
  With Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................
  Without Sales Charge
   Return Before Taxes...................................
   Return After Taxes on Distributions...................
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................

                                CLASS A SHARES

Equity Funds


                                                       Inception    Performance                                        30-Day
                                                     Date of Class Inception Date  Life  1 Year 3 Year 5 Year 10 Year SEC Yield
                                                     ------------- -------------- ------ ------ ------ ------ ------- ---------
Small Cap Value (4)(5)(17)..........................   01/27/95       06/30/72                                           NA
  With Sales Charge
   Return Before Taxes..............................                                9.32 -12.55  13.18  4.03    9.83
   Return After Taxes on Distributions..............                                8.88 -13.77  11.84  3.11    8.44
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                                8.48  -7.66  10.72  3.00    7.87
  Without Sales Charge
   Return Before Taxes..............................                                9.50  -7.72  15.23  5.15   10.42
   Return After Taxes on Distributions..............                                9.06  -9.00  13.87  4.22    9.03
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                                8.66  -4.49  12.51  3.97    8.42
Diversified Mid Cap (5)(18).........................   05/01/92       12/31/83                                           NA
  With Sales Charge
   Return Before Taxes..............................                               11.34  -8.46  -3.95  1.18    8.98
   Return After Taxes on Distributions..............                               10.11  -8.47  -5.89 -0.66    6.85
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                                9.85  -5.49  -3.91  0.46    6.92
  Without Sales Charge
   Return Before Taxes..............................                               11.65  -3.37  -2.21  2.28    9.57
   Return After Taxes on Distributions..............                               10.42  -3.38  -4.19  0.42    7.42
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               10.15  -2.19  -2.46  1.39    7.45
Diversified International (3)(5)(19)................   12/03/94       04/30/86                                           NA
  With Sales Charge
   Return Before Taxes..............................                                5.09 -12.16 -15.75 -4.34    2.62
   Return After Taxes on Distributions..............                                4.92 -12.22 -15.99 -4.60    2.34
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                                4.46  -7.91 -13.08 -3.70    2.14
  Without Sales Charge
   Return Before Taxes..............................                                5.42  -7.26 -14.22 -3.29    3.17
   Return After Taxes on Distributions..............                                5.26  -7.33 -14.47 -3.56    2.88
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                                4.77  -4.73 -11.86 -2.84    2.62
Market Expansion Index (20).........................   07/31/98       07/31/98                                           NA
  With Sales Charge
   Return Before Taxes..............................                                5.19  -7.74  -0.62    NA      NA
   Return After Taxes on Distributions..............                                3.06  -7.84  -1.54    NA      NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                                3.66  -5.00  -0.86    NA      NA
  Without Sales Charge
   Return Before Taxes..............................                                6.34  -2.58   1.17    NA      NA
   Return After Taxes on Distributions..............                                4.19  -2.69   0.24    NA      NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                                4.66  -1.64   0.66    NA      NA
Technology..........................................   07/28/00       07/28/00                                           NA
  With Sales Charge
   Return Before Taxes..............................                              -29.99  -1.06     NA    NA      NA
   Return After Taxes on Distributions..............                              -29.99  -1.06     NA    NA      NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                              -23.92  -0.69     NA    NA      NA
  Without Sales Charge
   Return Before Taxes..............................                              -28.70   4.49     NA    NA      NA
   Return After Taxes on Distributions..............                              -28.70   4.49     NA    NA      NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                              -22.98   2.92     NA    NA      NA

                                CLASS A SHARES

Equity Funds


                                                       Inception    Performance                                       30-Day
                                                     Date of Class Inception Date Life  1 Year 3 Year 5 Year 10 Year SEC Yield
                                                     ------------- -------------- ----- ------ ------ ------ ------- ---------
Health Sciences.....................................   03/23/01       03/23/01                                          NA
  With Sales Charge
   Return Before Taxes..............................                              -1.37  9.22    NA     NA     NA
   Return After Taxes on Distributions..............                              -1.43  9.22    NA     NA     NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                              -1.20  5.99    NA     NA     NA
  Without Sales Charge
   Return Before Taxes..............................                               0.98 15.27    NA     NA     NA
   Return After Taxes on Distributions..............                               0.92 15.27    NA     NA     NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               0.80  9.93    NA     NA     NA
Market Neutral (45).................................   05/24/03       05/24/03                                          NA
  With Sales Charge
   Return Before Taxes..............................                              -4.74    NA    NA     NA     NA
   Return After Taxes on Distributions..............                              -4.74    NA    NA     NA     NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                              -3.08    NA    NA     NA     NA
  Without Sales Charge
   Return Before Taxes..............................                               0.50    NA    NA     NA     NA
   Return After Taxes on Distributions..............                               0.50    NA    NA     NA     NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                               0.33    NA    NA     NA     NA
Real Estate (46)....................................         NA             NA                                          NA
  With Sales Charge
   Return Before Taxes..............................                                 NA    NA    NA     NA     NA
   Return After Taxes on Distributions..............                                 NA    NA    NA     NA     NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                                 NA    NA    NA     NA     NA
  Without Sales Charge
   Return Before Taxes..............................                                 NA    NA    NA     NA     NA
   Return After Taxes on Distributions..............                                 NA    NA    NA     NA     NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                                 NA    NA    NA     NA     NA

                                CLASS A SHARES

Funds of Funds


Average Annual Total Returns as of 6/30/03



                                                       Inception    Performance                                      30-Day
                                                     Date of Class Inception Date Life 1 Year 3 Year 5 Year 10 Year SEC Yield
                                                     ------------- -------------- ---- ------ ------ ------ ------- ---------
Investor Conservative Growth........................   12/10/96       12/10/96                                         NA
  With Sales Charge
   Return Before Taxes..............................                              4.74  0.32   0.88   2.70    NA
   Return After Taxes on Distributions..............                              2.91 -0.96  -0.83   0.90    NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                              2.96  0.12  -0.24   1.23    NA
  Without Sales Charge
   Return Before Taxes..............................                              5.60  5.86   2.70   3.81    NA
   Return After Taxes on Distributions..............                              3.75  4.51   0.96   1.99    NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                              3.70  3.72   1.29   2.18    NA
Investor Balanced...................................   12/10/96       12/10/96                                         NA
  With Sales Charge
   Return Before Taxes..............................                              5.09 -1.15  -2.42   1.81    NA
   Return After Taxes on Distributions..............                              3.38 -2.15  -3.91   0.14    NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                              3.41 -0.83  -2.84   0.62    NA
  Without Sales Charge
   Return Before Taxes..............................                              5.95  4.32  -0.66   2.93    NA
   Return After Taxes on Distributions..............                              4.23  3.27  -2.18   1.24    NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                              4.15  2.72  -1.36   1.57    NA
Investor Growth & Income............................   12/10/96       12/10/96                                         NA
  With Sales Charge
   Return Before Taxes..............................                              5.01 -3.74  -5.69   0.55    NA
   Return After Taxes on Distributions..............                              3.55 -4.33  -6.90  -0.90    NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                              3.57 -2.46  -5.33  -0.24    NA
  Without Sales Charge
   Return Before Taxes..............................                              5.87  1.60  -3.99   1.64    NA
   Return After Taxes on Distributions..............                              4.40  0.97  -5.22   0.17    NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                              4.32  1.00  -3.92   0.68    NA
Investor Growth.....................................   12/10/96       12/10/96                                         NA
  With Sales Charge
   Return Before Taxes..............................                              4.76 -6.71  -8.73  -0.54    NA
   Return After Taxes on Distributions..............                              3.54 -6.90  -9.65  -1.78    NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                              3.60 -4.39  -7.58  -0.93    NA
  Without Sales Charge
   Return Before Taxes..............................                              5.62 -1.55  -7.08   0.55    NA
   Return After Taxes on Distributions..............                              4.39 -1.75  -8.02  -0.71    NA
   Return After Taxes on Distributions and Sale of
    Fund Shares.....................................                              4.35 -1.04  -6.22  -0.02    NA

                                CLASS B SHARES

Fixed Income Funds


Average Annual Total Returns as of 06/30/03



                                            Inception    Performance                                      30-Day
                                          Date of Class Inception Date Life 1 Year 3 Year 5 Year 10 Year SEC Yield
                                          ------------- -------------- ---- ------ ------ ------ ------- ---------
Short-Term Bond (22) (41)................   01/14/94       09/04/90                                        1.18%
 With Sales Charge
   Return Before Taxes...................                              5.93  1.39   5.48   5.25   5.12
   Return After Taxes on Distributions...                              3.85  0.20   3.81   3.44   3.09
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              3.80  0.83   3.63   3.34   3.07
 Without Sales Charge
   Return Before Taxes...................                              5.93  4.39   6.08   5.25   5.12
   Return After Taxes on Distributions...                              3.85  3.20   4.42   3.44   3.09
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              3.80  2.78   4.16   3.34   3.07
Intermediate Tax-Free (2) (29) (43)......   01/14/94       08/04/90                                        2.16%
 With Sales Charge
   Return Before Taxes...................                              5.46  1.89   5.98   4.20   4.60
   Return After Taxes on Distributions...                              5.36  1.89   5.98   4.11   4.49
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              5.26  2.36   5.65   4.06   4.44
 Without Sales Charge
   Return Before Taxes...................                              5.46  6.89   6.87   4.53   4.60
   Return After Taxes on Distributions...                              5.36  6.89   6.87   4.45   4.49
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              5.26  2.36   5.65   4.06   4.44
Ohio Municipal Bond (2) (35) (43)........   01/14/94       07/02/91                                        1.91%
 With Sales Charge
   Return Before Taxes...................                              5.36  1.82   5.70   4.02   4.46
   Return After Taxes on Distributions...                              5.36  1.82   5.70   4.02   4.45
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              5.25  2.26   5.41   3.97   4.40
 Without Sales Charge
   Return Before Taxes...................                              5.36  6.82   6.59   4.36   4.46
   Return After Taxes on Distributions...                              5.36  6.82   6.59   4.36   4.45
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              5.25  5.51   6.17   4.26   4.40
Municipal Income (2) (31) (44)...........   01/14/94       02/09/93                                        2.93%
 With Sales Charge
   Return Before Taxes...................                              4.54  0.56   5.18   3.58   4.45
   Return After Taxes on Distributions...                              4.53  0.56   5.18   3.57   4.44
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              4.52  1.59   4.99   3.62   4.43
 Without Sales Charge
   Return Before Taxes...................                              4.54  5.56   6.07   3.92   4.45
   Return After Taxes on Distributions...                              4.53  5.56   6.07   3.92   4.44
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              4.52  4.84   5.76   3.91   4.43
Government Bond (26) (44)................   01/14/94       02/08/93                                        3.53%
 With Sales Charge
   Return Before Taxes...................                              5.90  3.64   7.95   5.82   5.81
   Return After Taxes on Distributions...                              3.76  1.91   5.94   3.79   3.67
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              3.67  2.25   5.54   3.68   3.59
 Without Sales Charge
   Return Before Taxes...................                              5.90  8.64   8.80   6.14   5.81
   Return After Taxes on Distributions...                              3.76  6.91   6.83   4.13   3.67
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              3.67  5.50   6.29   3.97   3.59

                                CLASS B SHARES

Fixed Income Funds


                                            Inception    Performance                                      30-Day
                                          Date of Class Inception Date Life 1 Year 3 Year 5 Year 10 Year SEC Yield
                                          ------------- -------------- ---- ------ ------ ------ ------- ---------
Ultra Short-Term Bond (21) (42)..........   01/14/94       02/02/93                                        1.52%
 With Sales Charge
   Return Before Taxes...................                              4.59 -0.72   3.96   4.52   4.62
   Return After Taxes on Distributions...                              2.69 -1.53   2.45   2.80   2.71
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              2.71 -0.51   2.43   2.78   2.72
 Without Sales Charge
   Return Before Taxes...................                              4.59  2.28   4.57   4.52   4.62
   Return After Taxes on Distributions...                              2.69  1.47   3.08   2.80   2.71
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              2.71  1.44   2.97   2.78   2.72
Kentucky Municipal Bond (2) (32) (44)....   03/16/95       03/12/93                                        1.78%
 With Sales Charge
   Return Before Taxes...................                              4.42  1.73   5.41   4.01   4.38
   Return After Taxes on Distributions...                              4.41  1.73   5.41   4.01   4.37
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              4.35  2.30   5.17   3.98   4.31
 Without Sales Charge
   Return Before Taxes...................                              4.42  6.73   6.30   4.35   4.38
   Return After Taxes on Distributions...                              4.41  6.73   6.30   4.35   4.37
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              4.35  5.55   5.94   4.26   4.31
Louisiana Municipal Bond (2) (33) (43)...   09/16/94       12/29/89                                        1.68%
 With Sales Charge
   Return Before Taxes...................                              5.69  1.90   5.53   4.09   4.54
   Return After Taxes on Distributions...                              5.68  1.90   5.53   4.07   4.53
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              5.58  2.33   5.25   4.02   4.47
 Without Sales Charge
   Return Before Taxes...................                              5.69  6.90   6.42   4.42   4.54
   Return After Taxes on Distributions...                              5.68  6.90   6.42   4.41   4.53
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              5.58  5.58   6.01   4.30   4.47
West Virginia Municipal Bond (1) (2)
 (43)....................................   01/20/97       12/31/83                                        1.87%
 With Sales Charge
   Return Before Taxes...................                              5.95  2.08   5.72   4.12   4.61
   Return After Taxes on Distributions...                              5.95  2.08   5.72   4.11   4.60
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              5.55  2.55   5.45   4.06   4.36
 Without Sales Charge
   Return Before Taxes...................                              5.95  7.08   6.60   4.46   4.61
   Return After Taxes on Distributions...                              5.95  7.08   6.60   4.45   4.60
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              5.55  5.80   6.21   4.35   4.36
Arizona Municipal Bond (1) (2) (43)......   01/20/97       11/30/79                                        1.68%
 With Sales Charge
   Return Before Taxes...................                              5.74  2.09   5.68   4.10   3.92
   Return After Taxes on Distributions...                              5.71  2.09   5.67   4.01   3.85
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              5.33  2.55   5.40   4.01   3.66
 Without Sales Charge
   Return Before Taxes...................                              5.74  7.09   6.56   4.44   3.92
   Return After Taxes on Distributions...                              5.71  7.09   6.56   4.35   3.85
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              5.33  5.80   6.16   4.29   3.66

                                CLASS B SHARES

Fixed Income Funds


                                            Inception    Performance                                      30-Day
                                          Date of Class Inception Date Life 1 Year 3 Year 5 Year 10 Year SEC Yield
                                          ------------- -------------- ---- ------ ------ ------ ------- ---------
Treasury & Agency (1) (41)...............   01/20/97       04/30/88                                        1.50%
 With Sales Charge
   Return Before Taxes...................                              6.29  4.45   7.33   6.02   5.73
   Return After Taxes on Distributions...                              5.44  3.23   5.67   4.18   4.44
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              5.02  2.81   5.22   3.99   4.15
 Without Sales Charge
   Return Before Taxes...................                              6.29  7.45   7.90   6.02   5.73
   Return After Taxes on Distributions...                              5.44  6.23   6.27   4.18   4.44
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              5.02  4.76   5.73   3.99   4.15
Income Bond (4) (25) (44)................    5/31/95       03/05/93                                        3.80%
 With Sales Charge
   Return Before Taxes...................                              5.61  4.19   7.25   5.30   5.67
   Return After Taxes on Distributions...                              3.20  2.18   5.08   3.11   3.27
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              3.24  2.57   4.83   3.14   3.30
 Without Sales Charge
   Return Before Taxes...................                              5.61  9.19   8.11   5.62   5.67
   Return After Taxes on Distributions...                              3.20  7.18   5.98   3.46   3.27
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              3.24  5.82   5.59   3.44   3.30
Intermediate Bond (5) (23) (43)..........   09/23/96       12/31/83                                        3.65%
 With Sales Charge
   Return Before Taxes...................                              7.38  2.85   7.48   5.88   5.68
   Return After Taxes on Distributions...                              5.93  0.97   5.35   3.76   3.45
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              5.65  1.72   5.05   3.67   3.42
 Without Sales Charge
   Return Before Taxes...................                              7.38  7.85   8.34   6.19   5.68
   Return After Taxes on Distributions...                              5.93  5.97   6.24   4.10   3.45
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              5.65  4.97   5.82   3.96   3.42
Bond (5) (24) (43).......................   08/26/96       12/31/83                                        3.86%
 With Sales Charge
   Return Before Taxes...................                              8.37  3.53   8.40   6.24   6.37
   Return After Taxes on Distributions...                              6.76  1.60   6.14   4.00   3.91
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              6.46  2.18   5.77   3.91   3.86
 Without Sales Charge
   Return Before Taxes...................                              8.37  8.53   9.25   6.55   6.37
   Return After Taxes on Distributions...                              6.76  6.60   7.02   4.34   3.91
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              6.46  2.18   5.77   3.91   3.86
Short-Term Municipal Bond (28)...........   05/04/98       05/04/98                                        1.39%
 With Sales Charge
   Return Before Taxes...................                              3.75  1.04   4.02   3.66     NA
   Return After Taxes on Distributions...                              3.74  1.02   4.01   3.66     NA
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              3.61  1.41   3.84   3.54     NA
 Without Sales Charge
   Return Before Taxes...................                              3.75  4.04   4.63   3.66     NA
   Return After Taxes on Distributions...                              3.74  4.02   4.62   3.66     NA
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              3.61  3.36   4.37   3.54     NA

                                CLASS B SHARES

Fixed Income Funds


                                       Inception    Performance                                       30-Day
                                     Date of Class Inception Date Life  1 Year 3 Year 5 Year 10 Year SEC Yield
                                     ------------- -------------- ----- ------ ------ ------ ------- ---------
Tax-Free Bond (6) (30) (43).........   04/04/95       03/01/88                                         2.45%
 With Sales Charge
   Return Before Taxes..............                               6.61  2.92   6.47   4.55   5.35
   Return After Taxes on
    Distributions...................                               6.26  2.92   6.47   4.53   4.98
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               6.19  3.21   6.12   4.44   4.93
 Without Sales Charge
   Return Before Taxes..............                               6.61  7.92   7.34   4.88   5.35
   Return After Taxes on
    Distributions...................                               6.26  7.92   7.34   4.87   4.98
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               6.19  6.46   6.87   4.72   4.93
Michigan Municipal Bond (34) (44)...   09/23/96       02/01/93                                         2.05%
 With Sales Charge
   Return Before Taxes..............                               4.94  2.64   6.27   4.16   4.68
   Return After Taxes on
    Distributions...................                               4.93  2.64   6.27   4.15   4.67
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               4.83  2.96   5.93   4.11   4.60
 Without Sales Charge
   Return Before Taxes..............                               4.94  7.64   7.14   4.50   4.68
   Return After Taxes on
    Distributions...................                               4.93  7.64   7.14   4.49   4.67
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               4.83  6.21   6.68   4.40   4.60
High Yield Bond.....................   11/13/98       11/13/98                                         6.81%
 With Sales Charge
   Return Before Taxes..............                               3.13 12.90   3.98     NA     NA
   Return After Taxes on
    Distributions...................                              -0.21  9.34   0.54     NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               0.54  7.95   1.21     NA     NA
 Without Sales Charge
   Return Before Taxes..............                               3.44 17.90   4.80     NA     NA
   Return After Taxes on
    Distributions...................                               0.13 14.34   1.41     NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               0.83 11.20   1.94     NA     NA

                                CLASS B SHARES

Equity Funds


Average Annual Total Returns as of 06/30/03



                                       Inception    Performance                                       30-Day
                                     Date of Class Inception Date Life  1 Year 3 Year 5 Year 10 Year SEC Yield
                                     ------------- -------------- ----- ------ ------ ------ ------- ---------
Mid Cap Value (7)(43)...............   01/14/94       03/02/89                                          NA
 With Sales Charge
   Return Before Taxes..............                               9.77 -11.82   5.27  3.82   10.17
   Return After Taxes on
    Distributions...................                               7.42 -12.84   3.56  1.57    7.38
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               7.33  -7.02   3.78  2.24    7.39
 Without Sales Charge
   Return Before Taxes..............                               9.77  -7.45   6.16  4.09   10.17
   Return After Taxes on
    Distributions...................                               7.42  -8.46   4.47  1.86    7.38
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               7.33  -4.18   4.55  2.48    7.39
Equity Income (8)(43)...............   01/14/94       07/02/87                                          NA
 With Sales Charge
   Return Before Taxes..............                               7.80  -8.65  -4.72 -2.66    7.92
   Return After Taxes on
    Distributions...................                               6.28  -9.51  -6.25 -4.12    6.27
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               6.22  -5.18  -4.30 -2.56    6.32
 Without Sales Charge
   Return Before Taxes..............                               7.80  -4.05  -3.95 -2.39    7.92
   Return After Taxes on
    Distributions...................                               6.28  -4.91  -5.45 -3.83    6.27
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               6.22  -2.19  -3.65 -2.33    6.32
Equity Index (9)(43)................   01/14/94       07/02/91                                          NA
 With Sales Charge
   Return Before Taxes..............                               9.20  -5.94 -13.21 -3.23    8.72
   Return After Taxes on
    Distributions...................                               8.43  -6.06 -13.26 -3.48    8.01
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               7.76  -3.84 -11.00 -2.78    7.33
 Without Sales Charge
   Return Before Taxes..............                               9.20  -1.02 -12.33 -2.86    8.72
   Return After Taxes on
    Distributions...................                               8.43  -1.14 -12.38 -3.11    8.01
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               7.76  -0.63 -10.28 -2.47    7.33
Large Cap Value (10)(43)............   01/14/94       03/01/91                                          NA
 With Sales Charge
   Return Before Taxes..............                               6.79 -10.09  -7.98 -3.02    6.31
   Return After Taxes on
    Distributions...................                               5.03 -10.13  -8.28 -3.93    4.40
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               4.97  -6.56  -6.78 -2.79    4.45
 Without Sales Charge
   Return Before Taxes..............                               6.79  -5.36  -7.07 -2.70    6.31
   Return After Taxes on
    Distributions...................                               5.03  -5.40  -7.37 -3.60    4.40
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               4.97  -6.56  -6.78 -2.79    4.45
Mid Cap Growth (11)(43).............   01/14/94       03/02/89                                          NA
 With Sales Charge
   Return Before Taxes..............                              12.35  -6.10 -11.55  3.78   10.86
   Return After Taxes on
    Distributions...................                               9.52  -6.10 -12.72  1.36    7.38
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               9.46  -3.96  -9.82  2.40    7.59
 Without Sales Charge
   Return Before Taxes..............                              12.35  -1.15 -10.79  4.04   10.86
   Return After Taxes on
    Distributions...................                               9.52  -1.15 -11.94  1.65    7.38
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               9.46  -0.75  -9.20  2.64    7.59

                                CLASS B SHARES

Equity Funds


                                            Inception    Performance                                      30-Day
                                          Date of Class Inception Date Life 1 Year 3 Year 5 Year 10 Year SEC Yield
                                          ------------- -------------- ---- ------ ------ ------ ------- ---------
International Equity Index (3)(12)(44)...   01/14/94       10/28/92                                          NA
 With Sales Charge
   Return Before Taxes...................                              3.70 -11.75 -16.23 -5.18   2.30
   Return After Taxes on Distributions...                              3.23 -11.75 -16.29 -5.59   1.80
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              3.02  -7.64 -13.41 -4.42   1.77
 Without Sales Charge
   Return Before Taxes...................                              3.70  -7.11 -15.38 -4.83   2.30
   Return After Taxes on Distributions...                              3.23  -7.11 -15.43 -5.23   1.80
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              3.02  -4.62 -12.74 -4.13   1.77
Balanced (13)(44)........................   01/14/94       04/02/93                                        0.40%
 With Sales Charge
   Return Before Taxes...................                              6.73  -1.91  -4.89  0.35   6.79
   Return After Taxes on Distributions...                              5.06  -2.45  -5.46 -0.80   5.11
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              4.92  -1.23  -4.45 -0.26   4.96
 Without Sales Charge
   Return Before Taxes...................                              6.73   3.09  -3.96  0.68   6.79
   Return After Taxes on Distributions...                              5.06   2.55  -4.52 -0.45   5.11
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              4.92   2.02  -3.67  0.03   4.96
Large Cap Growth (14)(43)................   01/14/94       02/28/92                                          NA
 With Sales Charge
   Return Before Taxes...................                              6.59  -3.22 -22.61 -7.31   6.42
   Return After Taxes on Distributions...                              5.30  -3.22 -22.80 -8.40   5.07
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              5.49  -2.10 -18.30 -5.98   5.35
 Without Sales Charge
   Return Before Taxes...................                              6.59   1.78 -21.85 -7.02   6.42
   Return After Taxes on Distributions...                              5.30   1.78 -22.03 -8.11   5.07
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              5.49   1.15 -17.72 -5.75   5.35
Small Cap Growth (15)(43)................   09/12/94       07/01/91                                          NA
 With Sales Charge
   Return Before Taxes...................                              8.85  -9.66 -10.02 -1.04   6.25
   Return After Taxes on Distributions...                              6.70  -9.66 -11.09 -2.75   3.84
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              6.69  -6.28  -8.75 -1.55   4.16
 Without Sales Charge
   Return Before Taxes...................                              8.85  -4.90  -9.21 -0.75   6.25
   Return After Taxes on Distributions...                              6.70  -4.90 -10.26 -2.44   3.84
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              6.69  -3.19  -8.08 -1.30   4.16
Diversified Equity (16)(43)..............   09/09/94       12/29/89                                          NA
 With Sales Charge
   Return Before Taxes...................                              9.19  -6.98 -12.74 -3.47   7.28
   Return After Taxes on Distributions...                              7.08  -6.98 -12.86 -4.14   4.85
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              6.91  -4.54 -10.59 -3.07   4.93
 Without Sales Charge
   Return Before Taxes...................                              9.19  -2.08 -11.87 -3.13   7.28
   Return After Taxes on Distributions...                              7.08  -2.08 -11.98 -3.79   4.85
   Return After Taxes on Distributions
    and Sale of Fund Shares..............                              6.91  -1.35  -9.88 -2.78   4.93

                                CLASS B SHARES

Equity Funds


                                       Inception    Performance                                       30-Day
                                     Date of Class Inception Date Life  1 Year 3 Year 5 Year 10 Year SEC Yield
                                     ------------- -------------- ----- ------ ------ ------ ------- ---------
Small Cap Value (4) (5) (17) (43)...   01/27/95       06/30/72                                          NA
 With Sales Charge
   Return Before Taxes..............                               8.79 -12.70  13.59  4.04   9.71
   Return After Taxes on
    Distributions...................                               8.40 -13.90  12.39  3.22   8.47
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               8.01  -7.68  11.20  3.09   7.91
 Without Sales Charge
   Return Before Taxes..............                               8.79  -8.39  14.36  4.38   9.71
   Return After Taxes on
    Distributions...................                               8.40  -9.58  13.17  3.57   8.47
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               8.01  -4.88  11.88  3.39   7.91
Diversified Mid Cap (5) (18) (43)...   09/23/96       12/31/83                                          NA
 With Sales Charge
   Return Before Taxes..............                              10.88  -8.93  -3.46  1.37   8.78
   Return After Taxes on
    Distributions...................                               8.73  -8.93  -7.82 -2.70   4.90
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               9.05  -5.80  -4.18  0.02   6.08
 Without Sales Charge
   Return Before Taxes..............                              10.88  -4.13  -2.97  1.51   8.78
   Return After Taxes on
    Distributions...................                               8.73  -4.13  -7.28 -2.53   4.90
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               9.05  -2.69  -3.76  0.15   6.08
Diversified International (3) (5)
 (19)...............................   08/26/96       04/30/86                                          NA
 With Sales Charge
   Return Before Taxes..............                               4.81 -12.45 -15.70 -4.37   2.62
   Return After Taxes on
    Distributions...................                               4.69 -12.45 -15.89 -4.58   2.41
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               4.23  -8.09 -13.01 -3.69   2.18
 Without Sales Charge
   Return Before Taxes..............                               4.81  -7.84 -14.86 -4.00   2.62
   Return After Taxes on
    Distributions...................                               4.69  -7.84 -15.05 -4.20   2.41
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               4.23  -5.10 -12.34 -3.39   2.18
Market Expansion Index (20).........   07/31/98       07/31/98                                          NA
 With Sales Charge
   Return Before Taxes..............                               5.58  -8.18  -0.51    NA     NA
   Return After Taxes on
    Distributions...................                               3.54  -8.23  -1.36    NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               4.08  -5.29  -0.71    NA     NA
 Without Sales Charge
   Return Before Taxes..............                               5.85  -3.36   0.40    NA     NA
   Return After Taxes on
    Distributions...................                               3.84  -3.41  -0.44    NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               4.33  -2.15   0.06    NA     NA
Health Sciences.....................   03/23/01       03/23/01                                          NA
 With Sales Charge
   Return Before Taxes..............                              -1.05   9.63     NA    NA     NA
   Return After Taxes on
    Distributions...................                              -1.11   9.63     NA    NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              -0.93   6.26     NA    NA     NA
 Without Sales Charge
   Return Before Taxes..............                               0.28  14.63     NA    NA     NA
   Return After Taxes on
    Distributions...................                               0.22  14.63     NA    NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               0.20   9.51     NA    NA     NA

                                CLASS B SHARES

Equity Funds


                                       Inception    Performance                                        30-Day
                                     Date of Class Inception Date  Life  1 Year 3 Year 5 Year 10 Year SEC Yield
                                     ------------- -------------- ------ ------ ------ ------ ------- ---------
Technology..........................   07/28/00       07/28/00                                           NA
 With Sales Charge
   Return Before Taxes..............                              -29.96 -1.30    NA     NA     NA
   Return After Taxes on
    Distributions...................                              -29.96 -1.30    NA     NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              -23.90 -0.84    NA     NA     NA
 Without Sales Charge
   Return Before Taxes..............                              -29.23  3.70    NA     NA     NA
   Return After Taxes on
    Distributions...................                              -29.23  3.70    NA     NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              -23.36  2.41    NA     NA     NA
Market Neutral (45).................   05/24/03       05/24/03                                           NA
 With Sales Charge
   Return Before Taxes..............                               -4.60    NA    NA     NA     NA
   Return After Taxes on
    Distributions...................                               -4.60    NA    NA     NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               -2.99    NA    NA     NA     NA
 Without Sales Charge
   Return Before Taxes..............                                0.40    NA    NA     NA     NA
   Return After Taxes on
    Distributions...................                                0.40    NA    NA     NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                                0.26    NA    NA     NA     NA
Real Estate (46)....................         NA             NA                                           NA
 With Sales Charge
   Return Before Taxes..............                                  NA    NA    NA     NA     NA
   Return After Taxes on
    Distributions...................                                  NA    NA    NA     NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                                  NA    NA    NA     NA     NA
 Without Sales Charge
   Return Before Taxes..............                                  NA    NA    NA     NA     NA
   Return After Taxes on
    Distributions...................                                  NA    NA    NA     NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                                  NA    NA    NA     NA     NA

                                CLASS B SHARES

Fund of Funds


Average Annual Total Returns as of 6/30/03




                                       Inception    Performance                                      30-Day
                                     Date of Class Inception Date Life 1 Year 3 Year 5 Year 10 Year SEC Yield
                                     ------------- -------------- ---- ------ ------ ------ ------- ---------
Investor Conservative Growth........   12/10/96       12/10/96                                         NA
 With Sales Charge
   Return Before Taxes..............                              4.86  0.09   1.00   2.72    NA
   Return After Taxes on
    Distributions...................                              3.31 -0.98  -0.46   1.17    NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.25 -0.02   0.02   1.42    NA
 Without Sales Charge
   Return Before Taxes..............                              4.86  5.09   1.91   3.05    NA
   Return After Taxes on
    Distributions...................                              3.31  4.02   0.47   1.53    NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.25  3.23   0.80   1.72    NA
Investor Balanced...................   12/10/96       12/10/96                                         NA
 With Sales Charge
   Return Before Taxes..............                              5.21 -1.44  -2.30   1.83    NA
   Return After Taxes on
    Distributions...................                              3.78 -2.22  -3.56   0.41    NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.69 -1.00  -2.58   0.81    NA
 Without Sales Charge
   Return Before Taxes..............                              5.21  3.56  -1.42   2.16    NA
   Return After Taxes on
    Distributions...................                              3.78  2.78  -2.65   0.76    NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.69  2.25  -1.83   1.10    NA
Investor Growth & Income............   12/10/96       12/10/96                                         NA
 With Sales Charge
   Return Before Taxes..............                              5.09 -4.15  -5.54   0.59    NA
   Return After Taxes on
    Distributions...................                              3.91 -4.51  -6.53  -0.61    NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.82 -2.72  -5.06  -0.04    NA
 Without Sales Charge
   Return Before Taxes..............                              5.09  0.84  -4.68   0.92    NA
   Return After Taxes on
    Distributions...................                              3.91  0.48  -5.65  -0.26    NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.82  0.52  -4.34   0.25    NA
Investor Growth.....................   12/10/96       12/10/96                                         NA
 With Sales Charge
   Return Before Taxes..............                              5.04 -7.14  -8.61  -0.54    NA
   Return After Taxes on
    Distributions...................                              4.02 -7.15  -9.41  -1.62    NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.98 -4.64  -7.39  -0.82    NA
 Without Sales Charge
   Return Before Taxes..............                              5.04 -2.26  -7.78  -0.22    NA
   Return After Taxes on
    Distributions...................                              4.02 -2.26  -8.56  -1.28    NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.98 -1.47  -6.70  -0.54    NA

                                CLASS C SHARES

Fixed Income Funds


Average Annual Total Returns as of 6/30/03



                                       Inception    Performance                                      30-Day
                                     Date of Class Inception Date Life 1 Year 3 Year 5 Year 10 Year SEC Yield
                                     ------------- -------------- ---- ------ ------ ------ ------- ---------
Municipal Income (2) (31)...........   11/04/97       02/09/93                                        2.92%
 With Sales Charge
   Return Before Taxes..............                              4.79  4.46   6.05   3.92   4.71
   Return After Taxes on
    Distributions...................                              4.78  4.46   6.05   3.92   4.70
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              4.81  4.12   5.74   3.91   4.73
 Without Sales Charge
   Return Before Taxes..............                              4.79  5.46   6.05   3.92   4.71
   Return After Taxes on
    Distributions...................                              4.78  5.46   6.05   3.92   4.70
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              4.81  4.77   5.74   3.91   4.73
Intermediate Bond (5) (23)..........   03/22/99       12/31/83                                        3.65%
 With Sales Charge
   Return Before Taxes..............                              7.39  6.85   8.31   6.20   5.72
   Return After Taxes on
    Distributions...................                              5.88  4.97   6.21   4.05   3.37
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              5.62  4.32   5.79   3.93   3.37
 Without Sales Charge
   Return Before Taxes..............                              7.39  7.85   8.31   6.20   5.72
   Return After Taxes on
    Distributions...................                              5.88  5.97   6.21   4.05   3.37
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              5.62  4.97   5.79   3.93   3.37
Government Bond (26)................   03/22/99       02/08/93                                        3.52%
 With Sales Charge
   Return Before Taxes..............                              5.77  7.54   8.78   6.09   5.68
   Return After Taxes on
    Distributions...................                              3.48  5.81   6.80   4.03   3.38
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.45  4.78   6.27   3.89   3.36
 Without Sales Charge
   Return Before Taxes..............                              5.77  8.54   8.78   6.09   5.68
   Return After Taxes on
    Distributions...................                              3.48  6.81   6.80   4.03   3.38
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.45  5.43   6.27   3.89   3.36
High Yield Bond (27)................   03/22/99       11/13/98                                        6.81%
 With Sales Charge
   Return Before Taxes..............                              3.45 16.88   4.84     NA     NA
   Return After Taxes on
    Distributions...................                              0.14 13.32   1.45     NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              0.84 10.54   1.97     NA     NA
 Without Sales Charge
   Return Before Taxes..............                              3.45 17.88   4.84     NA     NA
   Return After Taxes on
    Distributions...................                              0.14 14.32   1.45     NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              0.84 11.19   1.97     NA     NA
Income Bond (25)....................   05/30/00       03/05/93                                        3.80%
 With Sales Charge
   Return Before Taxes..............                              5.60  8.22   8.10   5.67   5.66
   Return After Taxes on
    Distributions...................                              2.98  6.20   5.95   3.35   3.04
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.09  5.19   5.58   3.37   3.14
 Without Sales Charge
   Return Before Taxes..............                              5.60  9.22   8.10   5.67   5.66
   Return After Taxes on
    Distributions...................                              2.98  7.20   5.95   3.35   3.04
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.09  5.84   5.58   3.37   3.14

                                CLASS C SHARES

Fixed Income Funds


                                       Inception    Performance                                      30-Day
                                     Date of Class Inception Date Life 1 Year 3 Year 5 Year 10 Year SEC Yield
                                     ------------- -------------- ---- ------ ------ ------ ------- ---------
Bond (5) (24).......................   03/22/99       12/31/83                                        3.86%
 With Sales Charge
   Return Before Taxes..............                              8.40  7.59   9.22   6.66   6.44
   Return After Taxes on
    Distributions...................                              6.73  5.67   7.00   4.39   3.85
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              6.44  4.82   6.51   4.25   3.83
 Without Sales Charge
   Return Before Taxes..............                              8.40  8.59   9.22   6.66   6.44
   Return After Taxes on
    Distributions...................                              6.73  6.67   7.00   4.39   3.85
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              6.44  5.47   6.51   4.25   3.83
Ultra Short-Term Bond (21)..........   11/01/01       02/02/93                                        1.52%
   Return Before Taxes..............                              4.26  2.39   4.46   4.30   4.26
   Return After Taxes on
    Distributions...................                              2.21  1.57   2.83   2.39   2.20
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              2.32  1.50   2.78   2.46   2.32
Short-Term Bond (22)................   11/01/01       09/04/90                                        1.18%
   Return Before Taxes..............                              5.58  4.43   5.95   5.03   4.69
   Return After Taxes on
    Distributions...................                              3.36  3.22   4.14   3.02   2.47
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.39  2.80   3.95   3.02   2.58
Short-Term Municipal Bond (28)......   11/01/01       05/04/98                                        1.39%
   Return Before Taxes..............                              3.75  4.02   4.64   3.67     NA
   Return After Taxes on
    Distributions...................                              3.74  4.00   4.63   3.66     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.62  3.34   4.37   3.55     NA

                                CLASS C SHARES

Equity Funds


Average Annual Total Returns as of 6/30/03



                                       Inception    Performance                                       30-Day
                                     Date of Class Inception Date Life  1 Year 3 Year 5 Year 10 Year SEC Yield
                                     ------------- -------------- ----- ------ ------ ------ ------- ---------
Mid Cap Value (7)...................   03/22/99       03/02/89                                          NA
 With Sales Charge
   Return Before Taxes..............                               9.72 -8.25    6.20  4.16   10.11
   Return After Taxes on
    Distributions...................                               7.23 -9.27    4.50  1.86    7.12
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               7.18 -4.70    4.58  2.50    7.18
 Without Sales Charge
   Return Before Taxes..............                               9.72 -7.38    6.20  4.16   10.11
   Return After Taxes on
    Distributions...................                               7.23 -8.39    4.50  1.86    7.12
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               7.18 -4.13    4.58  2.50    7.18
Equity Income (8)...................   11/04/97       07/02/87                                          NA
 With Sales Charge
   Return Before Taxes..............                               7.74 -4.94   -3.98 -2.37    7.82
   Return After Taxes on
    Distributions...................                               6.13 -5.81   -5.49 -3.81    6.03
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               6.09 -2.77   -3.68 -2.32    6.12
 Without Sales Charge
   Return Before Taxes..............                               7.74 -4.02   -3.98 -2.37    7.82
   Return After Taxes on
    Distributions...................                               6.13 -4.89   -5.49 -3.81    6.03
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               6.09 -2.17   -3.68 -2.32    6.12
Equity Index (9)....................   11/04/97       07/02/91                                          NA
 With Sales Charge
   Return Before Taxes..............                               9.12 -2.03  -12.34 -2.83    8.60
   Return After Taxes on
    Distributions...................                               8.24 -2.16  -12.39 -3.09    7.76
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               7.60 -1.29  -10.29 -2.45    7.12
 Without Sales Charge
   Return Before Taxes..............                               9.12 -1.05  -12.34 -2.83    8.60
   Return After Taxes on
    Distributions...................                               8.24 -1.17  -12.39 -3.09    7.76
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               7.60 -0.65  -10.29 -2.45    7.12
Large Cap Value (10)................   03/22/99       03/01/91                                          NA
 With Sales Charge
   Return Before Taxes..............                               6.63 -6.27   -7.05 -2.72    6.12
   Return After Taxes on
    Distributions...................                               4.72 -6.32   -7.35 -3.67    4.02
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               4.73 -4.08   -6.02 -2.57    4.15
 Without Sales Charge
   Return Before Taxes..............                               6.63 -5.33   -7.05 -2.72    6.12
   Return After Taxes on
    Distributions...................                               4.72 -5.38   -7.35 -3.67    4.02
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               4.73 -3.46   -6.02 -2.57    4.15
Mid Cap Growth (11).................   11/04/97       03/02/89                                          NA
 With Sales Charge
   Return Before Taxes..............                              12.35 -2.16  -10.79  4.18   10.87
   Return After Taxes on
    Distributions...................                               9.56 -2.16  -11.87  1.92    7.46
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               9.48 -1.41   -9.19  2.80    7.62
 Without Sales Charge
   Return Before Taxes..............                              12.35 -1.18  -10.79  4.18   10.87
   Return After Taxes on
    Distributions...................                               9.56 -1.18  -11.87  1.92    7.46
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               9.48 -0.76   -9.19  2.80    7.62

                                CLASS C SHARES

Equity Funds


                                       Inception    Performance                                      30-Day
                                     Date of Class Inception Date Life 1 Year 3 Year 5 Year 10 Year SEC Yield
                                     ------------- -------------- ---- ------ ------ ------ ------- ---------
International Equity Index (3) (12).   11/04/97       10/28/92                                          NA
 With Sales Charge
   Return Before Taxes..............                              3.78 -8.01  -15.36 -4.72   2.37
   Return After Taxes on
    Distributions...................                              3.26 -8.01  -15.43 -5.15   1.82
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.06 -5.20  -12.72 -4.06   1.81
 Without Sales Charge
   Return Before Taxes..............                              3.78 -7.08  -15.36 -4.72   2.37
   Return After Taxes on
    Distributions...................                              3.26 -7.08  -15.43 -5.15   1.82
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.06 -4.60  -12.72 -4.06   1.81
Balanced (13).......................   05/30/00       04/02/93                                        0.40%
 With Sales Charge
   Return Before Taxes..............                              6.62  2.03   -3.96  0.68   6.68
   Return After Taxes on
    Distributions...................                              4.72  1.48   -4.53 -0.62   4.76
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              4.66  1.33   -3.67 -0.07   4.70
 Without Sales Charge
   Return Before Taxes..............                              6.62  3.03   -3.96  0.68   6.68
   Return After Taxes on
    Distributions...................                              4.72  2.48   -4.53 -0.62   4.76
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              4.66  1.98   -3.67 -0.07   4.70
Large Cap Growth (14)...............   11/04/97       02/28/92                                          NA
 With Sales Charge
   Return Before Taxes..............                              6.46  0.71  -21.85 -7.02   6.30
   Return After Taxes on
    Distributions...................                              5.06  0.71  -22.04 -8.11   4.83
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              5.30  0.46  -17.72 -5.75   5.17
 Without Sales Charge
   Return Before Taxes..............                              6.46  1.71  -21.85 -7.02   6.30
   Return After Taxes on
    Distributions...................                              5.06  1.71  -22.04 -8.11   4.83
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              5.30  1.11  -17.72 -5.75   5.17
Small Cap Growth (15)...............   11/04/97       07/01/91                                          NA
 With Sales Charge
   Return Before Taxes..............                              8.79 -5.75   -9.23 -0.72   6.19
   Return After Taxes on
    Distributions...................                              6.67 -5.75  -10.25 -2.37   3.81
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              6.65 -3.74   -8.08 -1.26   4.12
 Without Sales Charge
   Return Before Taxes..............                              8.79 -4.79   -9.23 -0.72   6.19
   Return After Taxes on
    Distributions...................                              6.67 -4.79  -10.25 -2.37   3.81
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              6.65 -3.12   -8.08 -1.26   4.12
Diversified Equity (16).............   11/04/97       12/29/89                                          NA
 With Sales Charge
   Return Before Taxes..............                              9.18 -3.05  -11.86 -3.12   7.27
   Return After Taxes on
    Distributions...................                              7.03 -3.05  -11.98 -3.77   4.78
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              6.86 -1.98   -9.88 -2.77   4.87
 Without Sales Charge
   Return Before Taxes..............                              9.18 -2.07  -11.86 -3.12   7.27
   Return After Taxes on
    Distributions...................                              7.03 -2.07  -11.98 -3.77   4.78
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              6.86 -1.34   -9.88 -2.77   4.87

                                CLASS C SHARES

Equity Funds


                                       Inception    Performance                                       30-Day
                                     Date of Class Inception Date Life  1 Year 3 Year 5 Year 10 Year SEC Yield
                                     ------------- -------------- ----- ------ ------ ------ ------- ---------
Small Cap Value (5) (17)............   03/22/99       06/30/72                                          NA
 With Sales Charge
   Return Before Taxes..............                               8.79  -9.33  14.38  4.38   9.69
   Return After Taxes on
    Distributions...................                               8.39 -10.52  13.15  3.54   8.44
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               8.00  -5.49  11.87  3.37   7.88
 Without Sales Charge
   Return Before Taxes..............                               8.79  -8.47  14.38  4.38   9.69
   Return After Taxes on
    Distributions...................                               8.39  -9.66  13.15  3.54   8.44
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               8.00  -4.93  11.87  3.37   7.88
Diversified Mid Cap (18)............   03/22/99       12/31/83                                          NA
 With Sales Charge
   Return Before Taxes..............                              10.84  -5.09  -2.91  1.52   8.71
   Return After Taxes on
    Distributions...................                               9.01  -5.09  -7.22 -2.47   5.42
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               9.20  -3.31  -3.71  0.18   6.36
 Without Sales Charge
   Return Before Taxes..............                              10.84  -4.13  -2.91  1.52   8.71
   Return After Taxes on
    Distributions...................                               9.01  -4.13  -7.22 -2.47   5.42
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               9.20  -2.69  -3.71  0.18   6.36
Diversified International (3) (5)
 (19)...............................   03/22/99       04/30/86                                          NA
 With Sales Charge
   Return Before Taxes..............                               4.68  -8.78 -14.87 -4.01   2.38
   Return After Taxes on
    Distributions...................                               4.51  -8.78 -15.05 -4.25   2.10
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               4.09  -5.71 -12.34 -3.41   1.94
 Without Sales Charge
   Return Before Taxes..............                               4.68  -7.86 -14.87 -4.01   2.38
   Return After Taxes on
    Distributions...................                               4.51  -7.86 -15.05 -4.25   2.10
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               4.09  -5.11 -12.34 -3.41   1.94
Market Expansion Index (20).........   03/22/99       07/31/98                                          NA
 With Sales Charge
   Return Before Taxes..............                               5.52  -4.40   0.42    NA     NA
   Return After Taxes on
    Distributions...................                               3.47  -4.45  -0.44    NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               4.02  -2.83   0.07    NA     NA
 Without Sales Charge
   Return Before Taxes..............                               5.52  -3.44   0.42    NA     NA
   Return After Taxes on
    Distributions...................                               3.47  -3.49  -0.44    NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               4.02  -2.20   0.07    NA     NA
Health Sciences.....................   03/23/01       03/23/01                                          NA
 With Sales Charge
   Return Before Taxes..............                               0.28  13.76     NA    NA     NA
   Return After Taxes on
    Distributions...................                               0.22  13.76     NA    NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               0.20   8.94     NA    NA     NA
 Without Sales Charge
   Return Before Taxes..............                               0.28  14.76     NA    NA     NA
   Return After Taxes on
    Distributions...................                               0.22  14.76     NA    NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               0.20   9.59     NA    NA     NA

                                CLASS C SHARES

Equity Funds


                                       Inception    Performance                                        30-Day
                                     Date of Class Inception Date  Life  1 Year 3 Year 5 Year 10 Year SEC Yield
                                     ------------- -------------- ------ ------ ------ ------ ------- ---------
Technology..........................   07/28/00       07/28/00                                           NA
 With Sales Charge
   Return Before Taxes..............                              -29.23  2.41    NA     NA     NA
   Return After Taxes on
    Distributions...................                              -29.23  2.41    NA     NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              -23.36  1.57    NA     NA     NA
 Without Sales Charge
   Return Before Taxes..............                              -29.23  3.41    NA     NA     NA
   Return After Taxes on
    Distributions...................                              -29.23  3.41    NA     NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              -23.36  2.22    NA     NA     NA
Market Neutral (45).................   05/24/03       05/24/03                                           NA
 With Sales Charge
   Return Before Taxes..............                               -0.60    NA    NA     NA     NA
   Return After Taxes on
    Distributions...................                               -0.60    NA    NA     NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                               -0.39    NA    NA     NA     NA
 Without Sales Charge
   Return Before Taxes..............                                0.40    NA    NA     NA     NA
   Return After Taxes on
    Distributions...................                                0.40    NA    NA     NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                                0.26    NA    NA     NA     NA
Real Estate (46)....................         NA             NA                                           NA
 With Sales Charge
   Return Before Taxes..............                                  NA    NA    NA     NA     NA
   Return After Taxes on
    Distributions...................                                  NA    NA    NA     NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                                  NA    NA    NA     NA     NA
 Without Sales Charge
   Return Before Taxes..............                                  NA    NA    NA     NA     NA
   Return After Taxes on
    Distributions...................                                  NA    NA    NA     NA     NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                                  NA    NA    NA     NA     NA

                                CLASS C SHARES

Funds of Funds


Average Annual Total Returns as of 6/30/03



                                       Inception    Performance                                      30-Day
                                     Date of Class Inception Date Life 1 Year 3 Year 5 Year 10 Year SEC Yield
                                     ------------- -------------- ---- ------ ------ ------ ------- ---------
Investor Conservative Growth (36)...   07/01/97       12/10/96                                         NA
 With Sales Charge
   Return Before Taxes..............                              4.84  4.01   1.92   3.04    NA
   Return After Taxes on
    Distributions...................                              3.28  2.94   0.48   1.51    NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.23  2.53   0.81   1.70    NA
 Without Sales Charge
   Return Before Taxes..............                              4.84  5.01   1.92   3.04    NA
   Return After Taxes on
    Distributions...................                              3.28  3.94   0.48   1.51    NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.23  3.18   0.81   1.70    NA
Investor Balanced (37)..............   07/01/97       12/10/96
 With Sales Charge
   Return Before Taxes..............                              5.19  2.55  -1.42   2.16    NA
   Return After Taxes on
    Distributions...................                              3.74  1.74  -2.68   0.76    NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.67  1.59  -1.84   1.10    NA
 Without Sales Charge
   Return Before Taxes..............                              5.19  3.55  -1.42   2.16    NA
   Return After Taxes on
    Distributions...................                              3.74  2.74  -2.68   0.76    NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.67  2.24  -1.84   1.10    NA
Investor Growth & Income (38).......   07/01/97       12/10/96                                         NA
 With Sales Charge
   Return Before Taxes..............                              5.09 -0.18  -4.69   0.93    NA
   Return After Taxes on
    Distributions...................                              3.89 -0.57  -5.68  -0.27    NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.81 -0.14  -4.36   0.25    NA
 Without Sales Charge
   Return Before Taxes..............                              5.09  0.82  -4.69   0.93    NA
   Return After Taxes on
    Distributions...................                              3.89  0.43  -5.68  -0.27    NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.81  0.51  -4.36   0.25    NA
Investor Growth (39)................   07/01/97       12/10/96                                         NA
 With Sales Charge
   Return Before Taxes..............                              5.02 -3.24  -7.79  -0.22    NA
   Return After Taxes on
    Distributions...................                              3.99 -3.25  -8.58  -1.29    NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.96 -2.11  -6.71  -0.54    NA
 Without Sales Charge
   Return Before Taxes..............                              5.02 -2.26  -7.79  -0.22    NA
   Return After Taxes on
    Distributions...................                              3.99 -2.27  -8.58  -1.29    NA
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................                              3.96 -1.47  -6.71  -0.54    NA

PERFORMANCE FOOTNOTES


 (1) The quoted performance of these funds ("MUTUAL FUNDS") advised by Banc One Investment Advisors includes performance of certain (8) collective trust fund ("COMMINGLED") accounts for periods dating back to 12/31/83 for the West Virginia Municipal Bond Fund, 11/30/79 for the Arizona Municipal Bond, Fund and 4/30/88 for the Treasury & Agency Fund. Prior to the Mutual Funds' commencement of operations on 1/20/97, the Commingled accounts were adjusted to reflect the expenses associated with the Mutual Funds. The Commingled accounts were not registered with the SEC and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.


 (2) A portion of the income may be subject to the federal alternative minimum tax.

 (3) Foreign investing involves a greater degree of risk and volatility.

 (4) Prior to September 21, 1996, the predecessor of the Small Cap Value Fund and the Income Bond Fund had no operating history. Except as noted below, performance for periods prior to such date is represented by the performance of Prairie Special Opportunity and Prairie Intermediate Bond Funds, respectively. On September 21, 1996, the assets and liabilities of these Prairie Funds were transferred to the predecessors of the Small Cap Value Fund and the Income Bond Fund.

 (5) Performance of the predecessor to the Small Cap Value Fund for periods prior to January 27, 1995 is represented by performance of a common trust fund managed by First National Bank of Chicago before the effective date of the registration statement of the Fund. Performance of the predecessor to the Diversified Mid Cap Fund (6/1/91), the Diversified International Fund (12/3/94), the Intermediate Bond Fund (6/1/91), and the Bond Fund (6/1/91) for periods prior to the dates shown here (inception of the Funds under 1940 Act) is represented by performance of certain common trust funds managed by NBD before the effective date of the registration statement of these Funds. The common trust funds were not registered under the 1940 Act and were not subject to certain restrictions that are imposed by the 1940 Act and Sub-Chapter M of the Code. If the common trust funds had been registered under the 1940 Act, performance may have been adversely affected. The common trust funds did not charge any expenses. Performance of the common trust funds (other than the common trust fund that is the predecessor to the Diversified International Fund) has been restated to reflect the maximum operating expenses charged (absent waivers and expense reimbursements) by the predecessor Prairie Fund upon its inception on January 27, 1995 in the case of the Small Cap Value Fund or by the other Funds upon their inception, as the case may be. Performance of the common trust fund that is the predecessor to the Diversified International Fund has been restated to reflect actual operating expenses charged after waivers and expense reimbursements.

 (6) Performance for periods prior to September 14, 1996 is represented by the performance of the Prairie Municipal Bond Fund. On such date, the assets and liabilities of the Prairie Municipal Bond Fund were transferred to the predecessor of the Tax-Free Bond Fund.

 (7) Mid Cap Value Fund. For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class B shares on January 14, 1994, and Class C on March 22, 1999, Class A, B and C performance is based on Class I, the original class offered. Class A, B and C prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A, B and C reflects differences in sales charges between classes.

 (8) Equity Income Fund. For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class B shares on January 14, 1994, and Class C shares on November 4, 1997, Class A, B and C performance is based on Class I, the original class offered. Class A, B and C prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A, B and C reflects differences in sales charges between classes.

 (9) Equity Index Fund. For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class B shares on January 14, 1994, and Class C shares on November 4, 1997, Class A, B and C performance is based on Class I, the original class offered. Class A, B and C prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A, B and C reflects differences in sales charges between classes.

(10) Large Cap Value Fund. For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class B shares on January 14, 1994, and Class C shares on March 22, 1999, Class A, B and C performance is based on Class I, the original class offered. Class A, B and C prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A, B and C reflects differences in sales charges between classes.

(11) Mid Cap Growth Fund. For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class B shares on January 14, 1994, and Class C shares on November 4, 1997, Class A, B and C performance is based on Class I, the original class offered. Class A, B and C prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A, B and C reflects differences in sales charges between classes.

(12) International Equity Index Fund. For periods prior to the commencement of operations of Class A shares on April 23, 1993, Class B shares on January 14, 1994, and Class C shares on November 4, 1997, Class A, B and C performance is based on Class I, the original class offered. Class A, B and C prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A, B and C reflects differences in sales charges between classes.

(13) Balanced Fund. For periods prior to the commencement of operations of Class B shares on January 14, 1994, and Class C shares on May 30, 2000, Class B and C performance is based on Class A, the original class offered. Class B and C prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class B and C reflects differences in sales charges between classes.

(14) Large Cap Growth Fund. For periods prior to the commencement of operations of Class A shares on February 22, 1994, Class B shares on January 14, 1994, and Class C shares on November 4, 1997, Class A, B and C performance is based on Class I, the original class offered. Class A, B and C prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A, B and C reflects differences in sales charges between classes.

(15) Small Cap Growth Fund. The performance data includes the performance of the Paragon Gulf South Growth Fund for the period before its consolidation with the One Group Small Cap Growth Fund on March 26, 1996. For periods prior to the commencement of operations of Class I shares on March 26, 1996, Class I performance is based on the performance of Class A, the original class offered, unadjusted for differences in expenses between classes. For periods prior to the commencement of operations of Class B shares on September 12, 1994, and Class C shares on November 4, 1997, Class B and C performance is based on Class A, the original class offered. Class B and C prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class B and C reflects differences in sales charges between classes.

(16) Diversified Equity Fund. The performance data includes the performance of the Paragon Value Equity Income Fund for the period before its consolidation with the One Group Diversified Equity Fund on March 26, 1996. For periods prior to the commencement of operations of Class I shares on March 26, 1996, Class I performance is based on Class A, the original class offered, unadjusted for differences in expenses between classes. For periods prior to the commencement of operations of Class B shares on September 9, 1994, and Class C shares on November 4, 1997, Class B and C performance is based on Class A, the original class offered. Class B and C prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class B and C reflects differences in sales charges between classes.

(17) Small Cap Value Fund. The performance data includes the performance of a common trust fund, the predecessor to the Pegasus Small Cap Opportunity Fund, and the Pegasus Small Cap Opportunity Fund for the period prior to the consolidation with the One Group Small Cap Value Fund on March 22, 1999. For periods prior to the commencement of operations of Class I, Class A and Class B shares on January 27, 1995, performance is based on the common trust fund performance from June 30, 1972 to January 26, 1995, adjusted to reflect expenses. For periods prior to the commencement of operations of Class C shares on March 22, 1999, Class C performance is based on Class B performance, the original class offered. Class B and C prior performance has been adjusted to reflect differences in expenses. In addition, the "with sales charge" performance for Class B and C reflects differences in sales charges between classes.

(18) Diversified Mid Cap Fund. The performance data includes the performance of a common trust fund, the predecessor to the Pegasus Mid Cap Opportunity Fund, and the Pegasus Mid Cap Opportunity Fund for the period prior to the consolidation with the One Group Diversified Mid Cap Fund on March 22, 1999. For periods prior to the commencement of operations of Class A shares on May 1, 1992, Class B shares on September 23, 1996 and Class C shares on March 22, 1999, Class A, B, and C performance is based on Class I, the original class offered. Class A, B and C prior class performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A, B and C reflects differences in sales charges between classes.

(19) Diversified International Fund. The performance data includes the performance of a common trust fund, the predecessor to the Pegasus International Equity Fund, and the Pegasus International Equity Fund for the period prior to the consolidation with One Group Diversified International Fund on March 22, 1999. For periods prior to the commencement of operations of Class A shares on December 3, 1994, Class B shares on August 26, 1996, and Class C shares on March 22, 1999, Class A,
     B and C performance is based on Class I, the original class offered. Class A, B and C prior class performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A, B and C reflects differences in sales charges between classes.

(20) Market Expansion Index Fund. One Group Market Expansion Index Fund consolidated with the Pegasus Market Expansion Index Fund on March 22, 1999. For financial reporting purposes, the Pegasus Market Expansion Index Fund was considered the accounting survivor. For periods prior to the commencement of operations of Class C shares on March 22, 1999, Class C performance is based on Class B, the original class offered.

(21) Ultra Short-Term Bond Fund. For periods prior to the commencement of operations of Class A shares on March 10, 1993, Class B shares on January 14, 1994, and Class C shares on November 1, 2001, Class A, B and C performance is based on Class I, the original class offered. Class A, B and C prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A and B reflects differences in sales charges between classes. There is no CDSC on Class C shares of the Fund.

(22) Short-Term Bond Fund. For periods prior to the commencement of operations of Class A shares on February 18, 1992, Class B shares on January 14, 1994, and Class C shares on November 1, 2001, Class A, B and C performance is based on Class I, the original class offered. Class A, B and C prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A and B reflects differences in sales charges between classes. There is no CDSC on Class C shares of the Fund.

(23) Intermediate Bond Fund. The performance information for One Group Intermediate Bond Fund for periods prior to March 22, 1999, reflects the performance of a common trust fund, the predecessor to the Pegasus Intermediate Bond Fund, and the Pegasus Intermediate Bond Fund. One Group Intermediate Bond Fund consolidated with the Pegasus Intermediate Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Intermediate Bond Fund was considered the accounting survivor. For periods prior to the commencement of operations of Class A shares on May 1, 1992, Class B shares on September 23, 1996, and Class C shares on March 22, 1999, Class A, B and C performance is based on Class I, the original class offered. Class A, B and C prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A, B and C reflects differences in sales charges between classes.

(24) Bond Fund. The performance information for One Group Bond Fund includes the performance of a common trust fund, to the predecessor to the Pegasus Bond Fund, and the Pegasus Bond Fund for the period prior to the consolidation with the One Group Bond Fund on March 22, 1999. For periods prior to the commencement of operations of Class A shares on May 1, 1992, Class B shares on August 26, 1996, and Class C shares on March 22, 1999, Class A, B and C performance is based on Class I, the original class offered. Class A, B and C prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A, B and C reflects differences in sales charges between classes.

(25) Income Bond Fund. One Group Income Bond Fund consolidated with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was the accounting survivor. The performance information for One Group Income Bond Fund for periods prior to March 22, 1999 reflects the performance of the Pegasus Multi-Sector Bond Fund. On December 2, 1994, the Fund terminated its offering of Class B shares and such shares converted to Class A shares. The Fund re-offered class B shares on May 31, 1995. For periods prior to the re-offering of Class B shares on May 31, 1995, and periods prior to the commencement of operations of Class C shares on May 30, 2000, Class B and C performance is based on the performance of Class I, the original class offered. Class B and C prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class B and C reflects differences in sales charges between classes.

(26) Government Bond Fund. For periods prior to the commencement of operations of Class A shares on March 5, 1993, Class B shares on January 14, 1994, and Class C shares on March 22, 1999, Class A, B and C performance is based on Class I, the original class offered. Class A, B and C prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A, B and C reflects differences in sales charges between classes.

(27) High Yield Bond Fund. Prior to the commencement of operations of Class C shares on March 22, 1999, the performance of Class C is based on Class B, the original class offered. Class B prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class C reflects differences in sales charges between classes.

(28) Short-Term Municipal Bond Fund. The performance data includes the performance of the Pegasus Short Municipal Bond Fund for the period before it was consolidated with One Group Short-Term Municipal Bond Fund on March 22, 1999. For the periods prior to the commencement of operations on November 1, 2001, Class C performance is based on Class I, the original class offered. Class C prior performance has been adjusted to reflect the differences in expenses. There is no CDSC on Class C shares of the Fund.

(29) Intermediate Tax-Free Bond Fund. For periods prior to the commencement of operations of Class A shares on February 18, 1992, and Class B shares on January 14, 1994, Class A and B performance is based on Class I, the original class offered. Class A and B prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A and B reflects differences in sales charges between classes.

(30) Tax-Free Bond Fund. The performance data includes the performance of the Pegasus Municipal Bond Fund for the period before it was consolidated with One Group Tax-Free Bond Fund on March 22, 1999. For periods prior to the commencement of operations of Class I shares on February 1, 1995, Class I performance is based on Class A, the original class offered, adjusted for differences in sales charges but not expenses. For periods prior to the commencement of operations of Class B shares on April 4, 1995, Class B performance is based on Class A, the original class offered. Class A prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A reflects differences in sales charges between classes.

(31) Municipal Income Fund. For periods prior to the commencement of operations of Class A shares on February 23, 1993, Class B shares on January 14, 1994, and Class C shares on November 4, 1997, Class A, B and C performance is based on Class I, the original class offered. Class A, B and C prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A, B and reflects differences in sales charges between classes.

(32) Kentucky Municipal Bond Fund. The performance data includes the performance of the Trademark Kentucky Municipal Bond Fund for the period before it was consolidated with One Group Kentucky Municipal Bond Fund on January 20, 1995. For periods prior to the commencement of operations of Class A shares on January 20, 1995 and Class B shares on March 16, 1995, Class A and B performance is based on Class I, the original class offered. Class A and B prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A and B reflects differences in sales charges between classes.

(33) Louisiana Municipal Bond Fund. The above-quoted performance data includes the performance of the Paragon Louisiana Tax-Free Bond Fund for the period before it was consolidated with One Group Louisiana Municipal Bond Fund on March 26, 1996. For periods prior to the commencement of operations of Class I shares on March 26, 1996, Class I performance is based on Class A, the original class offered, adjusted for differences in sales charges but not expenses. For periods prior to the commencement of operations of Class B shares on September 16, 1994, Class B performance is based on Class A, the original class offered. Class B prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class B reflects differences in sales charges between classes.

(34) Michigan Municipal Bond Fund. The performance data includes the performance of the Pegasus Michigan Municipal Bond Fund for the period before it was consolidated with One Group Michigan Municipal Bond Fund on March 22, 1999. Prior to the commencement of operations of Class B shares on September 23, 1996, the performance for Class B is based on Class I, the original class offered. Class B prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class B reflects differences in sales charges between classes.

(35) Ohio Municipal Bond Fund. For periods prior to the commencement of operations of Class A shares on February 18, 1992, and Class B shares on January 14, 1994, Class A and B performance is based on Class I, the original class offered. Class A and B prior performance has been adjusted to reflect the differences in expenses. In addition, the "with sales charge" performance for Class A and B reflects differences in sales charges between classes.

(36) Investor Conservative Growth Fund. For periods prior to the commencement of operations of Class C on July 1, 1997, the performance of Class C shares is based on Class B, the original class offered.

(37) Investor Balanced Fund. For periods prior to the commencement of operations of Class C on July 1, 1997, the performance of Class C shares is based on Class B, the original class offered.

(38) Investor Growth & Income Fund. For periods prior to the commencement of operations of Class C on July 1, 1997, the performance of Class C shares is based on Class B, the original class offered.

(39) Investor Growth Fund. For periods prior to the commencement of operations of Class C on July 1, 1997, the performance of Class C shares is based on Class B, the original class offered.

(40) Mortgage-Backed Securities Fund. The Fund commenced operations on August 18, 2000, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the periods prior to the commencement of operations of the Fund as adjusted to reflect the contractual expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

(41) Class B shares automatically convert to Class A shares after six years. Therefore, the performance in the "Life" and the "10 year" columns represents a combination of Class A and Class B operating expenses.

(42) Class B shares automatically convert to Class A shares after six years. Therefore, the performance in the "Life" column represents a combination of Class A and Class B operating expenses.

(43) Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "Life" and the "10 year" columns represents a combination of Class A and Class B operating expenses.

(44) Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "Life" column represents a combination of Class A and Class B operating expenses.


(45) Market Neutral Fund.  The Fund commenced operations on May 23, 2003.



(46) Real Estate Fund. As of June 30, 2003, the Fund had not commenced operations.


   The above quoted performance for the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, and the Treasury & Agency Fund, respectively, includes the performance for the Arizona Municipal Bond Investment Fund, the West Virginia Municipal Bond Investment Fund and the Treasury Only Government Based Investment Trust, common trust funds managed by Banc One Investment Advisors (collectively the "CIFs"). The quoted performance of these Funds include performance of the corresponding CIFs for periods dating back to December 31, 1983 for the West Virginia Municipal Bond Fund, November 30, 1979 for the Arizona Municipal Bond Fund and April 30, 1988 for the Treasury & Agency Fund. Because the management of the Funds is materially identical as the CIFs, the quoted performance of the Funds will include the performance of the CIFs for the periods prior to January 20, 1997, the effectiveness of the Trust's registration statement as it relates to the Funds. The quoted performance will be adjusted to reflect the deduction of estimated current fees of the Funds on a class by class basis absent any waivers. The CIFs were not registered under the 1940 Act, and therefore were not subject to certain investment restrictions, limitations, and diversification requirements that are imposed by the 1940 Act and the Code. If the CIFs had been so registered, their performance might have been adversely affected.


   ADDITIONAL INFORMATION REGARDING PERFORMANCE

   The performance of each class of a Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. Further, the performance of each class of a Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, a Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

   THE MONEY MARKET FUNDS and INSTITUTIONAL MONEY MARKET FUNDS may quote actual total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the BANK RATE MONITOR, and those of corporate and government security price indices of various durations prepared by Lehman Brothers, Solomon Brothers, Inc. and iMoney Net, Inc. (formerly known as the IBC/Donoghue organization). These indices are not managed for any investment goals.

   The Money Market Funds and Institutional Money Market Funds may also use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper, Inc. and iMoney Net, Inc.

   Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used. CDA is a performance evaluation service that maintains a statistical database of performance, as reported by a diverse universe of independently-managed mutual funds. Interactive Data Corporation is a statistical access service that maintains a database of various industry indicators, such as historical and current price/earning information and individual stock and fixed income price and return information.

   Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.
   15), may also be used. Also current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used. The BOND BUYER is published daily and is an industry-accepted source for current municipal bond market information.

   Comparative information on the Consumer Price Index may also be included. This Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment.

   Finally, the Money Market Funds and the Institutional Money Market Funds may include ratings of rating organizations (like Moody's, S&P, and Fitch) in advertising and other types of literature. The ratings of the Money Market Funds and the Institutional Money Market Funds as of November 1, 2003 were as follows:


      Moody's

                 Aaa U.S. Treasury Securities Money Market Fund
                 Aaa Treasury Only Money Market Fund
                 Aaa Institutional Prime Money Market Fund
                 Aaa Government Money Market Fund

      Standard & Poors


               AAAm-G Treasury Only Money Market Fund
               AAAm   U.S. Treasury Securities Money Market Fund
               AAAm   Institutional Prime Money Market Fund
               AAAm   Institutional Government Money Market Fund


      Fitch IBCA

                 AAA/V1+ Institutional Prime Money Market Fund

   The Equity, Bond and Municipal Bond Funds and the Funds of Funds may quote actual total return performance from time to time in advertising and other types of literature compared to results reported by the Dow Jones Industrial Average.

   The Dow Jones Industrial Average is an industry-accepted unmanaged index of generally conservative securities used for measuring general market performance. The performance reported will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The index does not take into account any brokerage commissions or other fees. Comparative information on the Consumer Price Index may also be included.

   The Equity Funds, the Bond Funds, the Municipal Bond Funds and the Funds of Funds may also promote the yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper, Inc.; they may also use indices, including those identified in the Prospectuses, such as the Standard & Poor's 400 Composite Stock Index, the Standard & Poor's 500 Composite Stock Index, the Standard & Poor's 600 Composite Stock Index, the Russell 2000, or the Morgan Stanley International European, Asian and Far East Gross Domestic Product Index for performance comparison. Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used.

   The Bond Funds, the Funds of Funds and the Balanced Fund may quote actual yield and/or total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of corporate bond and government security price indices of various durations. Comparative information on the Consumer Price Index may also be included.

   The Bond Funds, the Funds of Funds and the Balanced Fund may also use comparative performance information computed by and available from certain industry and general market research and publications, as well as statistical and performance information, compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation.

   The Bond Funds, the Funds of Funds and the Balanced Fund may also use current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.
   15). In addition, current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used.

Miscellaneous

   The Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

   As used in the Trust's Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive. As used in the Trust's Prospectuses and in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust, a particular Fund, or a particular class of Shares of a Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund, or (b) 67% or more of the Shares of the Trust, such Fund, or such class of Shares of such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund are represented in person or by proxy.


   The Trust is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.



   The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.


   The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any State in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.

   As of October 15, 2003, Bank One Corporation, One Bank One Plaza, Chicago, Illinois 60670 (a Delaware Corporation), through Bank Subsidiaries, acting on behalf of their underlying accounts, held of record substantially all of the Class I Shares of the Trust, and possessed voting or investment power as follows:



                                                             Percent of
                                                             Beneficial
Fund                                                         Ownership
----                                                         ----------
Arizona Municipal Bond Fund.................................
Balanced Fund...............................................
Bond Fund...................................................
Diversified Equity Fund.....................................
Diversified International Fund..............................
Diversified Mid Cap Fund....................................
Equity Income Fund..........................................
Equity Index Fund...........................................
Government Bond Fund........................................
Government Money Market Fund*...............................
Health Sciences Fund........................................
High Yield Bond Fund........................................
Income Bond Fund............................................
Institutional Prime Money Market Fund*......................
Intermediate Bond Fund......................................
Intermediate Tax-Free Bond Fund.............................
International Equity Index Fund.............................
Investor Balanced Fund......................................
Investor Conservative Growth Fund*..........................
Investor Growth Fund........................................
Investor Growth and Income Fund*............................
Kentucky Municipal Bond Fund................................
Large Cap Growth Fund.......................................
Large Cap Value Fund........................................
Louisiana Municipal Bond Fund...............................
Market Expansion Index Fund.................................
Michigan Municipal Bond Fund................................
Michigan Municipal Money Market Fund........................
Mid Cap Growth Fund.........................................
Mid Cap Value Fund..........................................
Mortgage-Backed Securities Fund.............................
Municipal Income Fund.......................................
Municipal Money Market Fund.................................
Ohio Municipal Bond Fund....................................
Ohio Municipal Money Market Fund............................
Prime Money Market Fund.....................................
Short-Term Bond Fund........................................
Short-Term Municipal Bond Fund..............................
Small Cap Growth Fund.......................................
Small Cap Value Fund........................................
Tax-Free Bond Fund..........................................
Technology Fund.............................................
Treasury & Agency Fund......................................
Treasury Only Money Market Fund*............................
Ultra Short-Term Bond Fund..................................
US Government Securities Money Market Fund*.................
US Treasury Securities Money Market Fund*...................
West Virginia Municipal Bond Fund...........................

                                                             Percent of
                                                             Beneficial
Fund                                                         Ownership
----                                                         ----------
Market Neutral..............................................
Institutional Tax-Free Money Market (a).....................
Institutional Prime Plus Money Market (a)...................
Real Estate (a).............................................





(a) As of June 30, 2003, the Fund had not commenced operations.



   As a result, Bank One Corporation may be deemed to be a "controlling person" of Class I Shares of each of the aforementioned Funds (other than the Funds marked with an asterisk) under the 1940 Act.



   In addition, as of October 15, 2003 the following persons were the owners of more than 5% of the outstanding Shares of the following class of Shares of the following Funds. Shareholders designated by an asterisk hold 25% or more of a Class of a Fund. Such shareholders are "controlling persons" under the 1940 Act:



5% Shareholders as of October 15, 2003


                                          Percentage of  Type of
              Name and Address Fund/Class   Ownership   Ownership
              ---------------- ----------   ---------   ---------





   As a group, the Trustees and Officers of the Trust owned less than 1% of the Shares of any class of any Fund of the Trust.

Financial Statements


   The financial statements of the Trust are incorporated by reference into this Statement of Additional Information. The financial statements for the fiscal year ended June 30, 2003 have been audited by PricewaterhouseCoopers LLP, independent public accountants to the Trust, as indicated in their reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

                      APPENDIX A--DESCRIPTION OF RATINGS

   The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

   Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Standard & Poor's Corporation ("S&P")

A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

A-3 Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B   Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C   Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D   In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch's IBCA, Duff & Phelps ("Fitch")

F1  HIGHEST CREDIT QUALITY.  Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2  GOOD CREDIT QUALITY.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  FAIR CREDIT QUALITY.  The capacity for timely payment of financial commitments is adequate; however, near-
    term adverse changes could result in a reduction to non-investment grade.

B   SPECULATIVE.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C   HIGH DEFAULT RISK.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D   DEFAULT.  Denotes actual or imminent payment default.

--------

"+" or "-" may be appended to 'F-1' rating to denote relative status within the 'F1' rating category.

'NR'       indicates that Fitch does not rate the issuer or issue in question.

Moody's Investors Service ("Moody's")

Prime-1    Superior ability for repayment.

Prime-2    Strong ability for repayment.

Prime-3    Acceptable ability for repayment. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime  Does not fall within any of the Prime rating categories.

                          DESCRIPTION OF BANK RATINGS

Moody's

   These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

A   These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very predictable and stable operating environment.

B   These banks possess strong intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises, good financial fundamentals, and a predictable and stable operating environment.

C   These banks possess adequate intrinsic financial strength. Typically, they will be institutions with more limited but still valuable and defensible business franchises. These banks will display either acceptable financial fundamentals within a predictable and stable operating environment, or good financial fundamentals within a less predictable and stable operating environment.

D   Banks rated D display modest intrinsic financial strength, potentially requiring some outside support at times. Such institutions may be limited by one or more of the following factors; a weak business franchise; financial fundamentals that are deficient in one or more respects; or an unpredictable and unstable operating environment.

E   Banks rated E display very modest intrinsic financial strength, with a higher likelihood of periodic outside support or an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a weak and limited business franchise; financial fundamentals that are materially deficient in one or more respects; or a highly unpredictable or unstable operating environment.

Intermediate Categories

   Where appropriate, a "+" modifier will be appended to ratings below the "A" category and a "-" modifier will be appended to ratings above the "E" category to distinguish those banks that fall in intermediate categories.

                          DESCRIPTION OF BOND RATINGS

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

AAA   The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA    The obligor's capacity to meet its financial commitments on the obligation is very strong.

A     The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB   Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB    Less vulnerable to nonpayment than other speculative issues. However, such issues face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B     More vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC   Currently vulnerable to nonpayment, and dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC    Currently highly vulnerable to nonpayment.

C     Used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D     In payment default. Used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. Also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R.  Not Rated

Moody's

Investment Grade

Aaa   Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

Aa  High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A   These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured).
    Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

Ba  These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

B   These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

Ca  Speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating.

C   The lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Investment Grade

AAA HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A   HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB  SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B    HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met: however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant
CC,  upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind
C    appears probable. 'C' ratings signal imminent default.

DDD, DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full
DD,  recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative
D    and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

                       DESCRIPTION OF INSURANCE RATINGS
Moody's

   These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa  These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A   Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Insurance companies rated in this category offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba  Insurance companies rated in this category offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B   Insurance companies rated in this category offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa Insurance companies rated in this category offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca  Insurance companies rated in this category offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C   Insurance companies rated in this category are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

S & P

   An insurer rated "BBB" or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA Extremely Strong financial security characteristics. "AAA" is the highest Insurer Financial Strength Rating assigned by Standard & Poor's.

AA  Very Strong financial security characteristics, differing only slightly from those rated higher.

A   Strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB Good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher rated insurers.

An insurer rated "BB" or lower is regarded as having vulnerable characteristics that may outweigh its strength. "BB" indicates the least degree of vulnerability within the range; "CC" the highest.

BB  Marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B   Weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC Very Weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC  Extremely Weak financial security characteristics and is likely not to meet some of its financial commitments.

R   An insurer rated R is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR  Not Rated, which implies no opinion about the insurer's financial security.

Plus (+)
or
minus (-) Following ratings from "AA" to "CCC" show relative standing within the major rating categories.

Fitch

Insurer Financial Strength Ratings Definitions

   A Fitch insurer financial strength rating ("IFS rating") provides an assessment of the financial strength of an insurance organization, and its capacity to meet senior obligations to policyholders and contractholders on a timely basis. The IFS rating is assigned to the insurance organization itself, and no liabilities or obligations of the insurer are specifically rated unless otherwise stated (for example, Fitch may separately rate the debt obligations of an insurer). The IFS rating can be assigned to insurance and reinsurance companies in all insurance sectors, including the life & health, property & casualty, mortgage, financial guaranty and title insurance sectors, as well as managed care companies such as health maintenance organizations.

   The IFS rating uses the same ratings scale and symbols used by Fitch for its international ratings of long-term debt obligations and issuers. However, the definitions associated with the ratings reflect the unique aspects of the IFS rating within an insurance industry context. Ratings in the 'AA' through 'CCC' categories may be amended with a plus or minus sign to show relative standing within the major rating category. Ratings of 'BBB-' and higher are considered to be "Secure", and those of 'BB+' and lower are considered to be "Vulnerable".

AAA  EXCEPTIONALLY STRONG. Companies assigned this highest rating are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors is expected to be extremely small.

AA   VERY STRONG. Companies are viewed as possessing very strong capacity to meet policyholder and contract obligations. Risk factors are modest, and the impact of any adverse business and economic factors is expected to be very small.

A    STRONG. Companies are viewed as possessing strong capacity to meet policyholder and contract obligations.
     Risk factors are moderate, and the impact of any adverse business and economic factors is expected to be small.

BBB  GOOD. Companies are viewed as possessing good capacity to meet policyholder and contract obligations. Risk factors are somewhat high, and the impact of any adverse business and economic factors is expected to be material, yet manageable.

BB   Moderately Weak. Companies are viewed as moderately weak with an uncertain capacity to meet policyholder and contract obligations. Though positive factors are present, overall risk factors are high, and the impact of any adverse business and economic factors is expected to be significant.

B    Weak. Companies are viewed as weak with a poor capacity to meet policyholder and contract obligations. Risk factors are very high, and the impact of any adverse business and economic factors is expected to be very significant.

CCC, Very Weak. Companies rated in any of these three categories are viewed as very weak with a very poor capacity
CC,  to meet policyholder and contract obligations. Risk factors are extremely high, and the impact of any adverse
C    business and economic factors is expected to be insurmountable. A 'CC' rating indicates that some form of insolvency or liquidity impairment appears probable. A 'C' rating signals that insolvency or a liquidity impairment appears imminent.

DDD, Distressed. These ratings are assigned to companies that have either failed to make payments on their obligations
DD,  in a timely manner, are deemed to be insolvent, or have been subjected to some form of regulatory intervention.
     Within the 'DDD'-'D' range, those companies rated 'DDD' have the highest prospects for resumption of business operations or, if liquidated or wound down, of having a vast majority of their obligations to policyholders and contractholders ultimately paid off, though on a delayed basis (with recoveries expected in the range of 90-100%). Those rated 'DD' show a much lower likelihood of ultimately paying off material amounts of their obligations in a liquidation or wind down scenario (in a range of 50-90%). Those rated 'D' are ultimately expected to have very limited liquid assets available to fund obligations, and therefore any ultimate payoffs would be quite modest (at under 50%).

                 Short-Term Insurer Financial Strength Ratings

   Fitch will only assign a ST-IFS rating to insurers that also have been assigned an IFS rating. Currently, ST-IFS ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.

   The ST-IFS rating uses the same international ratings scale used by Fitch for short-term debt and issuer ratings. Ratings of 'F1', 'F2' and 'F3' are considered to be "Secure", while those of 'B' and below are viewed as "Vulnerable".

F1  STRONG. Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-term obligations.

F2  MODERATELY STRONG. Insurers are viewed as having a moderately strong capacity to meet their near-term obligations.

F3  MODERATE. Insurers are viewed as having a moderate capacity to meet their near-term obligations, and a near-term adverse change in business or economic factors would likely move the insurer to a 'vulnerable' rating category.

B   WEAK. Insurers are viewed as having a weak capacity to meet their near-term obligations.

C   VERY WEAK. Insurers are viewed as having a very weak capacity to meet their near-term obligations.

D   DISTRESSED. Insurers have either been unable to meet near-term obligations, or the failure to meet such obligations is imminent.

                     DESCRIPTION OF MUNICIPAL NOTE RATINGS


Moody's

MIG1/VMIG1 Superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2 Strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG3/VMIG3 Acceptable credit quality. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

SG         This denotes speculative quality.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

SP-3 Speculative capacity to pay principal and interest.

                    DESCRIPTION OF PREFERRED STOCK RATINGS


Moody's

aaa     Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa      High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a       Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa"
        classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba  Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b   Lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca  Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c   Lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

              APPENDIX B--3.15 PROXY VOTING POLICY AND PROCEDURES

 Banc One Investment Advisors Corporation & Banc One High Yield Partners, LLC /
                                                              Compliance Manual
--------------------------------------------------------------------------------

   Under Rule 206 (4) of the Investment Advisers Act of 1940, any adviser that exercises voting authority with respect to client securities must adopt proxy voting policies and procedures. Banc One Investment Advisors Corporation ("BOIA") and Banc One High Yield Partners, LLC ("BOHYP") (collectively "the Firms") both exercise proxy voting authority for advised or sub-advised client accounts, including separately managed accounts and registered investment companies. In addition, the Firms provide proxy voting recommendations to affiliate trust and agency accounts. The Firms have adopted the following Proxy Voting Policy and Procedures to ensure that client proxies are voted in the best interest of the clients' accounts and are not affected by any material conflicts of interest within the Firms.

   With respect to securities held in client accounts, the Firms shall vote in the best interest of clients without regard to the Firms' interest. The Firms have contracted with an independent proxy voting service ("independent service") and other independent service providers to provide various services. These services include development of a predetermined proxy voting policy for both domestic and international securities, vote recommendations and voting of proxies for the Firms' client accounts.

   The Firms have adopted a variety of methods to ensure that proxy votes are not affected by conflicts of interest. In cases where the Firms vote securities in accordance with their predetermined policy and/or based upon the recommendations of the independent service, the vote is insulated from potential conflicts of interest that the Firms may have. Only in those instances when the independent service does not provide a recommendation, or when the Firms determine that it is in the best interest of clients to vote securities contrary to the independent service's recommendation, does the potential for a conflict arise.

   Conflicts of interest may arise when the Firms or an affiliate has a relationship with an issuer (e.g. a routine relationship such as a checking account) whether the Firms have knowledge of the relationship or not. For purposes of the policy a "material conflict of interest" is defined as a non-routine relationship between the issuer of a security and the Firms or an affiliate of which the Firms have actual knowledge that may affect the Firms' judgment in voting securities in the best interest of client accounts. Material conflicts may arise when the Firms or an affiliate serves as investment advisor or fiduciary for the issuer or when an affiliate has a significant relationship with the issuer.

   In instances where the independent service does not provide a vote recommendation or the Firms have determined that it is not in the best interest of their clients to follow the vote recommendation of the independent service, the CIO of Equity Securities or Fixed Income Securities, as applicable, must approve any recommendations for votes. In the event that the Firms determine that there is a material conflict of interest with respect to the proxy vote, the conflict of interest and the Firms' recommendation must be disclosed to the client and consent or direction must be obtained from the client. All votes which are determined by the Firms either because the independent service does not provide a recommendation or because the Firms have chosen to override the recommendation will be reviewed on a quarterly basis by the Investment Policy Committee for BOIA, the Board of Managers for BOHYP and the Trustees for One Group Mutual Funds and One Group Investment Trust. The Proxy Voting Coordinator ("PVC") is responsible for maintaining the documentation regarding any vote recommendations or vote overrides.

   The Firms will, at all times, make a best effort to vote all proxies in the best interest of shareholders. However, there may be some instances in which the Firms will choose not to vote or may not be able to vote a proxy. Issues that may affect proxies for international securities include: extraordinary requirements such as share blocking, the requirement to vote the security in person or countries which are not covered by the predetermined process of the independent service provider.

   Clients of the Firms may contact the Firms to obtain a copy of the proxy voting policy. In addition, clients may contact the Firms for information on how the proxies for the securities in their portfolio were voted.

   This policy will be reviewed and approved on an annual basis by the Investment Policy Committee of BOIA and the Board of Managers of Banc One High Yield Partners, LLC.

                                                           Amended: August 2003

Domestic Proxy Voting Guidelines Summary

   The following is a concise summary of the independent service's proxy voting policy guidelines which the Firms have adopted.

  .   Auditors

   Vote FOR proposals to ratify auditors, unless any of the following apply:

      . An auditor has a financial interest in or association with the company, and is therefore not independent

      .   Fees for non-audit services are excessive, or

      . There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

  .   Board of Directors

      .   Voting on Director Nominees in Uncontested Elections

   Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

      .   Classification/Declassification of the Board

  .   Vote AGAINST proposals to classify the board.

  . Vote FOR proposals to repeal classified boards and to elect all directors annually.

      .   Independent Chairman (Separate Chairman/CEO)

   Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

      .   Majority of Independent Directors/Establishment of Committees

  . Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by the independent service's definition of independence.

  . Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

  .   Shareholder Rights

      .   Shareholder Ability to Act by Written Consent

  . Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

  . Vote FOR proposals to allow or make easier shareholder action by written consent.

      .   Shareholder Ability to Call Special Meetings

  . Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

  . Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

      .   Supermajority Vote Requirements

  .   Vote AGAINST proposals to require a supermajority shareholder vote.

  .   Vote FOR proposals to lower supermajority vote requirements.

      .   Cumulative Voting

  .   Vote AGAINST proposals to eliminate cumulative voting.

  . Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

      .   Confidential Voting

   Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

   Vote FOR management proposals to adopt confidential voting.

  .   Proxy Contests

      .   Voting for Director Nominees in Contested Elections

   Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

      .   Reimbursing Proxy Solicitation Expenses

   Vote CASE-BY-CASE. Where the independent service recommends in favor of the dissidents, the independent service also recommends voting for reimbursing proxy solicitation expenses.

  .   Poison Pills

   Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

  .   Mergers and Corporate Restructurings

   Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

  .   Reincorporation Proposals

   Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

  .   Capital Structure

      .   Common Stock Authorization

  . Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by the independent service.

  . Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

  . Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

      .   Dual-class Stock

  . Vote AGAINST proposals to create a new class of common stock with superior voting rights.

  . Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

      . It is intended for financing purposes with minimal or no dilution to current shareholders

      . It is not designed to preserve the voting power of an insider or significant shareholder

  .   Executive and Director Compensation

   Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The independent service's methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, the independent service will value every award type. The independent service will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once the independent service determines the estimated cost of the plan, they compare it to a company-specific dilution cap.

   Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

  .   Management Proposals Seeking Approval to Reprice Options

   Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

      .   Historic trading patterns

      .   Rationale for the repricing

      .   Value-for-value exchange

      .   Option vesting

      .   Term of the option

      .   Exercise price

      .   Participation

  .   Employee Stock Purchase Plans

   Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

   Vote FOR employee stock purchase plans where all of the following apply:

  .   Purchase price is at least 85 percent of fair market value

  .   Offering period is 27 months or less, and

  .   Potential voting power dilution (VPD) is ten percent or less.

   Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

  .   Shareholder Proposals on Compensation

   Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

  .   Social and Environmental Issues

   These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

   In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Global Proxy Voting Guidelines Summary

   Following is a concise summary of general policies for voting global proxies. In addition, the independent service has country- and market-specific policies, which are not captured below.

  .   Financial Results/Director and Auditor Reports

   Vote FOR approval of financial statements and director and auditor reports, unless:

      . there are concerns about the accounts presented or audit procedures used; or

      . the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

  .   Appointment of Auditors and Auditor Compensation

   Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

      . there are serious concerns about the accounts presented or the audit procedures used;

      .   the auditors are being changed without explanation; or

      . nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

   Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

   ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

  .   Appointment of Internal Statutory Auditors

   Vote FOR the appointment or reelection of statutory auditors, unless:

      . there are serious concerns about the statutory reports presented or the audit procedures used;

      . questions exist concerning any of the statutory auditors being appointed; or

      . the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

  .   Allocation of Income

   Vote FOR approval of the allocation of income, unless:

      . the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

      .   the payout is excessive given the company's financial position.

  .   Stock (Scrip) Dividend Alternative

   Vote FOR most stock (scrip) dividend proposals.

   Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

  .   Amendments to Articles of Association

   Vote amendments to the articles of association on a CASE-BY-CASE basis.

  .   Change in Company Fiscal Term

   Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

  .   Lower Disclosure Threshold for Stock Ownership

   Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

  .   Amend Quorum Requirements

   Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

   Vote AGAINST other business when it appears as a voting item.

  .   Director Elections

   Vote FOR management nominees in the election of directors, unless:

      . there are clear concerns about the past performance of the company or the board; or

      .   the board fails to meet minimum corporate governance standards.

   Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

   Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

   Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed)

  .   Director Compensation

   Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

   Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

   Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

   Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

  .   Discharge of Board and Management

   Vote FOR discharge of the board and management, unless:

      . there are serious questions about actions of the board or management for the year in question; or

      .   legal action is being taken against the board by other shareholders.

  .   Director, Officer, and Auditor Indemnification and Liability Provisions

   Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

   Vote AGAINST proposals to indemnify auditors.

  .   Board Structure

   Vote FOR proposals to fix board size.

   Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

   Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

  .   Share Issuance Requests

      .   General Issuances

   Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

   Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

      .   Specific Issuances

   Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

  .   Increases in Authorized Capital

   Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

   Vote FOR specific proposals to increase authorized capital to any amount, unless:

      . the specific purpose of the increase (such as a share-based acquisition or merger) does not meet the independent service's guidelines for the purpose being proposed; or

      . the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

   Vote AGAINST proposals to adopt unlimited capital authorizations.

  .   Reduction of Capital

   Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

   Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

  .   Capital Structures

   Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

   Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

  .   Preferred Stock

   Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

   Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the independent service's guidelines on equity issuance requests.

   Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

   Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

   Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

  .   Debt Issuance Requests

   Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

   Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the independent service's guidelines on equity issuance requests.

   Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

  .   Pledging of Assets for Debt

   Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

  .   Increase in Borrowing Powers

   Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

  .   Share Repurchase Plans

   Vote FOR share repurchase plans, unless:

      .   clear evidence of past abuse of the authority is available; or

      .   the plan contains no safeguards against selective buybacks.

  .   Reissuance of Shares Repurchased

   Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

  .   Capitalization of Reserves for Bonus Issues/Increase in Par Value

   Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

  .   Reorganizations/Restructurings

   Vote reorganizations and restructurings on a CASE-BY-CASE basis.

  .   Mergers and Acquisitions

   Vote FOR mergers and acquisitions, unless:

      . the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

      . the company's structure following the acquisition or merger does not reflect good corporate governance.

   Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

   ABSTAIN if there is insufficient information available to make an informed voting decision.

  .   Mandatory Takeover Bid Waivers

   Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

  .   Reincorporation Proposals

   Vote reincorporation proposals on a CASE-BY-CASE basis.

  .   Expansion of Business Activities

   Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

  .   Related-Party Transactions

   Vote related-party transactions on a CASE-BY-CASE basis.

  .   Compensation Plans

   Vote compensation plans on a CASE-BY-CASE basis.

  .   Antitakeover Mechanisms

   Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

  .   Shareholder Proposals

   Vote all shareholder proposals on a CASE-BY-CASE basis.

   Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

   Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

TOG-S-SAI-11/03

                             Registration Statement
                          of One Group(R) Mutual Funds
                                  on Form N-1A

PART C

     Item 23. Exhibits

(a) Amended and Restated Declaration of Trust dated as of February 18, 1999 is incorporated by reference to Exhibit (1) to the Registrant's Registration Statement on Form N-1A (filed March 12,
              1999).

(b) Code of Regulations as amended and restated as of October 25, 1990 is incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 39 (filed August 16, 1996) to Registrant's Registration Statement on Form N-1A.

(c)      Rights of Shareholders.

         The following portions of Registrant's Declaration of Trust incorporated as Exhibit (1) hereto, define the rights of shareholders:

     5.1      Shares in the Series or Classes of the Trust.

     A. The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series or classes of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into an unlimited number of full and fractional transferable Shares without par value. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

         Subject to the respective voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of each series of the Trust, the Trustees may, without Shareholder approval, divide the Shares of any series into two or more classes, Shares of each such class having such voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms applicable to Shares of such class as the Trustees may determine.

     B. The holder of each Share shall be entitled to one vote for each full Share, and a proportionate fractional vote for each fractional Share, irrespective of the series or class, then recorded in his name on the books of the Trust. On any matter submitted to a vote of Shareholders, all Shares then issued and outstanding and entitled to vote, irrespective of the series or class, shall be voted in the aggregate and not by series or class except: (1) as otherwise required by the Act; or (2) when the matter, as conclusively determined by the Trustees, affects only the interests of the Shareholders of a particular series or class of the Trust (in which case only Shareholders of the affected series or class shall be entitled to vote thereon).

     C. Shares of each series or class of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

              (1) Assets Belonging To a Series or Class. All consideration received by the Trust for the issue or sale of Shares of any series or class, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as "assets belonging to" that series or class. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series or class shall be allocated by the Trustees to one or more series or class (such allocation to be conclusive and binding upon the Shareholders of all series or class for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as "assets belonging to" such series or class. Such assets belonging to a particular series or class shall irrevocably belong for all purposes to the Shares of the series or class, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as "assets belonging to" such a series or class. Shareholders of any series or class shall have no right, title or interest in or to the assets belonging to any other series or class.

              (2) Liabilities Belonging To a Series or Class. The assets belonging to any series or class of the Trust shall be charged with the direct liabilities in respect of such series or class and with all expenses, costs, charges, and reserves attributable to such series or class, and shall also be charged with the share of such series or class of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series or class in proportion to the relative net assets of the respective series or class, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series or class for all purposes; PROVIDED, HOWEVER, that under no circumstances shall the assets allocated or belonging to any series or class of the Trust be charged with liabilities directly attributable to any other series or class. The liabilities so charged to a series or class are herein referred to as "liabilities belonging to" such series or class. All persons who may have extended credit to a particular series or class or who have contracts or claims with respect to a particular series or class shall look only to the assets of that particular series or class for payment of such contracts or claims.

              (3) Liquidating Distributions. In the event of the termination of the Trust or a particular series or class thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series or class shall be entitled to receive out of the assets of the Trust or belonging to the particular series or class, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series or class of the Trust, the assets belonging to such series or class; and the assets so distributable to the Shareholders of any series or class shall be distributed among such Shareholders in proportion to the number of Shares of such series or class held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series or class of the Trust available for distribution, such distribution shall be made to the Shareholders of all series or class subject to such termination and winding up in proportion to the relative net assets of the respective series or class determined as hereinafter provided and the number of Shares of such series or class held by them and recorded in their names on the books of the Trust.

              (4) Dividends and Distributions. Shares of each series or class shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series or class, PROVIDED, HOWEVER, that dividends and distributions on Shares of a particular series or class shall be paid only out of the lawfully available "assets belonging to" such series or class as such term is defined in this Declaration of Trust.

     5.2 Purchase of Shares. The Trustees may accept investments in each series or class of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder's account in the form of full and fractional Shares of the appropriate series or class of the Trust, at the net asset value per Share next computed after receipt of the investment.

     5.3 Net Asset Value Per Share. The net asset value per Share of each series or class of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and Exchange Commission received by the Trust, as the Trustees may determine.

     5.4 Ownership of Shares. The ownership of Shares shall be recorded separately with respect to each series or class on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such Shares, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series or class held by each Shareholder.

     5.5 Preemptive Rights. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

     5.6 Redemption of Shares. To the extent of the assets of the Trust legally available for such redemptions, a Shareholder of any series or class of the Trust shall have the right, subject to the provisions of Section
         5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series or class out of assets belonging to such series or class at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; PROVIDED, HOWEVER, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any Shareholder with respect to any series or class of the Trust is $1,000 or less; PROVIDED, HOWEVER, that any such Shareholder shall be notified that the value of his account is $1,000 or less, and shall be allowed sixty days to make additional purchases of Shares of the appropriate series or class so that the value of his account will exceed $1,000 before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series or class of the Trust should be negative or it should otherwise be appropriate to carry out the Trust's responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series or class of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series or class of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust's responsibilities under the Act, any series or class of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series or class thereof and of the Shareholders of the Trust or of such series or class in maintaining a constant net asset value per Share with respect to such series or class, redeem pro rata from each holder of record on such day such number of full and fractional Shares of such series or class as may be necessary to reduce the aggregate number of outstanding Shares of such series or class in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series or class of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series or class of the Trust may make payment in the assets belonging or allocable to such series or class, the value of which shall be determined as provided herein.

     5.7 Suspension of Right of Redemption. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series or class, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business on the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

     5.8 Conversion Rights. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series or class shall have the right to convert or exchange said Shares for or into Shares of one or more other series or class in accordance with such requirements and procedures as may be established from time to time by the Trustees.

     8.1 Voting Powers. The Shareholders shall have power to vote (a) for the election or removal of Trustees; (b) with respect to the amendment of this Declaration of Trust as provided in Section 10.8 hereof; (c) with respect to the approval of investment advisory and distribution agreements entered into on behalf of the Trust or one or more series or class thereof, and with respect to such other matters relating to the Trust as may be required by law, by this Declaration of Trust, the Regulations of the Trust, by any requirements applicable to or agreement of the Trust, and as the Trustees may consider desirable; and
         (d) to the same extent as the shareholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; PROVIDED, HOWEVER, that no Shareholder of a particular series or class shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series or class of the Trust in respect of which the Shareholder owns Shares. Every Shareholder of record shall have the right to one vote for every whole Share (other than Shares held in the treasury of the Trust) standing in his name on the books of the Trust, and to have a proportional fractional vote for any fractional Share, as to any matter on which the Shareholder is entitled to vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. On any matter submitted to a vote of the Shareholders, all Shares shall be voted in the aggregate and not by individual series or class, except (i) where required by the Act, Shares shall be voted by individual series or class, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series or class, then only the Shareholders of such affected series or class shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted to be taken by Shareholders by law, this Declaration of Trust, or the Regulations.

     8.2 Meetings. Meetings of Shareholders may be called by the Trustees as provided in the Regulations, and shall be called by the Trustees upon the written request of Shareholders owning at least twenty percent of the outstanding Shares entitled to vote.

     8.3 Quorum and Required Vote. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority of the Shares of each series or class outstanding and entitled to vote with respect to a matter appearing in person or by proxy; PROVIDED, HOWEVER, that at any meeting at which the only actions to be taken are actions required by the Act to be taken by vote of all outstanding Shares of all series or class entitled to vote thereon, irrespective of series or class, a quorum shall consist of a majority of Shares (without regard to series or class) entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series or classes of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series or class so affected; and PROVIDED, FURTHER, that reasonable adjournments of such meeting until a quorum is obtained may be made by vote of the Shares present in person or by proxy. A majority of the Shares voted shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of this Declaration of Trust or the Regulations; PROVIDED, HOWEVER, that when any provision of law or of this Declaration of Trust requires the holders of Shares of any particular series or class to vote by series or class and not in the aggregate with respect to a matter, then the vote of the majority of the outstanding Shares of that series or class shall decide such matter insofar as that particular series or class shall be concerned.

     8.4 Shareholder Action By Written Consent. Any action which may be taken by Shareholders may be taken without a meeting if the holders of not less than two-thirds of the Shares entitled to be voted with respect to the matter consent to the action in writing and the written consent is filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

     8.5 Code of Regulations. The Regulations may include further provisions not inconsistent with this Declaration of Trust for Shareholders' meetings, votes, record dates, notices of meetings, and related matters.

     9.4 Limitation of Shareholder Liability. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series or class of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

                      "The names 'One Group(R) Mutual Funds' and 'Trustees of One Group(R) Mutual Funds' refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated May 23, 1985 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of 'One Group(R) Mutual Funds' entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust."

         The rights accruing to a Shareholder under this Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein, PROVIDED, HOWEVER, that a Shareholder of any series or class of the Trust shall be indemnified only from assets belonging to that series or class.

     9.5 Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

     9.6 Liabilities of a Series or Class. Liabilities belonging to any series or class of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series or class, or in connection with the management thereof, shall be paid only from the assets belonging to that series or class.

     10.3 Termination of Trust. This Trust shall continue without limitation of time; PROVIDED, HOWEVER, that:

     A. The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convey the assets belonging to such series or class to another trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series or class then outstanding.

     B. The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convert into money all the assets belonging to such series or class. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class, the Trustees shall distribute the remaining assets belonging to such series or class ratably among the holders of the outstanding Shares of the series or class.

     C. Without the vote of a majority of outstanding Shares of any series or class of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series or classes into a single series or class if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series or class affected thereby.

     D. After the effective date of the determination of the Trustees under paragraph A or B above,

              (1) The Trust shall carry on no business relating to the assets of such series or class except for the purpose of winding up the affairs of such series or class.

              (2) The Trustees shall proceed to wind up the affairs of such series or class and all of the powers of the Trustees under this Declaration of Trust shall continue until the affairs of such series or class shall have been wound up, including the power to fulfill or discharge the contracts of the Trust relating to such series or class, to collect assets of such series or class, to sell, convey, assign, exchange, transfer, or otherwise dispose of all or any part of the remaining assets of such series or class to one or more Persons at public or private sale for consideration that may consist in whole or in part of cash, securities, or other property of any kind, to discharge or pay its liabilities, and to do all other acts appropriate to liquidate the business of such series or class.

         Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in paragraphs A and B of this section, the Trustees may authorize the termination of that series or class of the Trust. Such termination shall be effective upon filing with the

         State Secretary of the Commonwealth of Massachusetts of an instrument setting forth such termination, at which time the Trustees shall be discharged of any and all further liabilities and duties hereunder relating to such series or class and the right, title and interest of all parties shall be cancelled and discharged with respect to such series or class. Such instrument shall constitute an amendment to this Declaration of Trust when filed with the State Secretary of the Commonwealth of Massachusetts as provided in this Title X.

     10.8 Amendment Procedure.

     A. This Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares of each series affected thereby (as the Trustees shall determine) or by any larger vote as may be required by any provisions of applicable law.

     B. Notwithstanding any other provisions hereof, until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

     C. The Trustees may also amend this Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code, but the Trustees shall not be liable for failing to do so.

The following portions of Registrant's Code of Regulations incorporated as Exhibit (2) hereto, define the rights of shareholders:

     1.1 Place. An Annual Meeting of Shareholders may be held for a calendar year if called by the Trustees acting in their sole discretion, and any such annual or Special Meetings of Shareholders shall be held at such place, date, and time as the Trustees may designate.

     1.2 Special Meeting. Special Meetings of Shareholders may be called by the Trustees, and shall be called by the Trustees upon the written request of holders of at least twenty percent of the outstanding units of beneficial interest in the Trust ("Shares") entitled to vote.

     1.3 Notice. Written notice, stating the place, day and hour of each meeting of Shareholders and, in the case of Special Meetings, the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law.

     1.4 Shareholder's List. The officer or agent having charge of the transfer books for shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

     1.5 Record Date. The Trustees may fix a time (during which they may close the Share transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders, or the date fixed for the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting, or entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be. In such case, only such Shareholders as shall be shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting or to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date, as aforesaid.

     3.1 Form. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust.

     3.2 Waiver. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a waiver thereof in writing, signed by the person or persons entitled to such notice and filed with the record of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

(d)(1) Investment Advisory Agreement dated January 11, 1993 between Registrant and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 27 (filed March 17, 1993) to Registrant's Registration Statement on Form N-1A.

(d)(2) Amended and Restated Schedule A dated August 14, 2003 to the Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.


(d)(3) Sub-Investment Advisory Agreement, dated as of March 31, 2003 between Banc One Investment Advisors Corporation and Banc One High Yield Partners, LLC with respect to One Group High Yield Bond Fund is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(d)(4) Sub-Investment Advisory Agreement, dated as of March 31, 2003 between Banc One Investment Advisors Corporation and Banc
                  One High Yield Partners, LLC with respect to One Group Income Bond Fund is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(e)(1) Amended and Restated Distribution Agreement dated April 1, 2002 as amended May 15, 2003 between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Statement on Form N-1A.

(e)(2) Revised Schedules A-E dated August 14, 2003 to the Distribution Agreement between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(e)(3) Form of Mutual Fund Sales and Service Agreement (Dealers Agreement) between One Group Dealer Services, Inc., One Group Administrative Services, Inc., and various Financial Institutions, is incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(4) Form of Privacy/Joint Marketing Addendum to Mutual Fund Sales and Service Agreement is incorporated by reference to Exhibit
                  (e)(4) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(e)(5) Mutual Fund Sales and Service Agreement for Registrant dated April 1, 2002 between One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Securities Corporation is incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(6) Mutual Fund Sales and Service Agreement (Dealers Agreement) dated as of April 1, 2002 between One Group Dealer Services, Inc, One Group Administrative Services, Inc. and Bank One Trust Company, N.A. is incorporated by reference to Exhibit
                  (e)(6) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(e)(7) Selected Dealer Agreement dated as of April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith Incorporated and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(e)(8) Supplement to the Sales and Services Agreement dated as of March 31, 2002 between Raymond James Financial Services, Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(9) Supplement to the Sales and Services Agreement dated as of March 31, 2002 between Raymond James & Associates, Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(9) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(10) Mutual Fund Dealer Agreement dated as of April 2, 2002 between Salomon Smith Barney Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(10) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(11) Agreement dated as of March 28, 2001 between American Express Financial Advisors Inc. and The One Group Services Company is incorporated by reference to Exhibit (e)(11) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(12) Form of Mutual Fund Sales and Service Agreement dated as of April 1, 2002 between American Express Financial Advisors Inc., One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(12) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(13) Mutual Fund Sales and Service Agreement dated as of April 4, 2002 between Transamerica Life Insurance and Annuity Company, One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(13) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(14) Mutual Fund Distribution Agreement dated as of June 7, 2002 between T. Rowe Price Brokerage and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(14) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(15) Mutual Fund Sales and Service Agreement dated as of June 21, 2002 between Eastern Michigan Bank, One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(15) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(16) Mutual Fund Sales and Service Agreement dated as of January 2, 2003 between Hewitt Financial Services LL, One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(17) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(e)(17) Mutual Fund Sales and Service Agreement dated as of April 16, 2003 between Goldman, Sachs & Co., One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(18) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(e)(18) Addendum to the Mutual Fund Sales and Service Agreement dated April 16, 2003 between One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Goldman, Sachs & Co. is incorporated by reference to Exhibit (e)(19) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(e)(19) Mutual Fund Services Agreement dated as of July 3, 2003 between Prudential Investment Management Services LLC, Prudential Investments LLC, One Group Dealer Services, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (e)(19) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(f) Amended and Restated Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust is incorporated by reference to Exhibit (f) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(g)(1) Custodian Contract dated as of April 11, 2001 between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(g)(2) Form of Privacy Addendum to Custody Agreement dated April 11, 2001 between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(g)(3) Sub-Custodian Agreement between State Street Bank and Trust Company, Bank One Trust Company, N.A. and One Group Mutual Funds is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

(g)(4) First Amendment to the Subcustodian Agreement dated as of December, 1996 between State Street Bank and Trust Company, Bank One Trust Company, N.A. and One Group Mutual Funds is incorporated by reference to Exhibit (8)(d) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(g)(5) International Securities Lending Subcustodian and Services Agreement, dated December 29, 1997 between State Street Bank and Trust Company, Bank One Trust Company, N.A. and One Group Mutual Funds is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 44 (filed June 5, 1998) to the Registrant's Registration Statement on Form N-1A.

(g)(6) Sub-Custodian Agreement dated as of March 19, 1999, between State Street Bank and Trust Company, Bank One Trust Company, N.A. (as successor to NBD Bank) and One Group Mutual Funds is incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No.49 (filed April 27, 1999) to the Registrant's Registration Statement on Form N-1A.

(h)(1) Management and Administration Agreement dated November 1, 2000 between One Group Mutual Funds and One Group Administrative Services, Inc. is incorporated by reference to Exhibit
                  (h)(1)to Post-Effective Amendment No. 53 (filed October 30,
                  2000) to Registrant's Registration Statement on Form N-1A.

(h)(2) Privacy Addendum dated August 17, 2001 to the Management and Administration Agreement dated November 1, 2000 between One Group Mutual Funds and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(3) Amended Schedule A dated August 14, 2003, to the Management and Administration Agreement between One Group Mutual Funds and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(4) Fund Accounting and Related Services Agreement dated November 1, 2000 between One Group Administrative Services, Inc. and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.


(h)(5) Amended Schedule A dated August 27, 2003 to the Fund Accounting and Related Services Agreement dated as of November 1, 2000 between One Group Administrative Services, Inc. and BISYS Fund Services Ohio, Inc. is filed herewith.

(h)(6) Transfer Agency and Service Agreement dated as of April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit h(3) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(7) Form of Amended Schedule A dated as of August 14, 2003 to Transfer Agency and Services Agreement dated April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.


(h)(8) Amendment and Revised Schedule 3.1 dated as of April 1, 2002 to Transfer Agency and Services Agreement dated April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(9) Delegation Amendment dated as of July 30, 2003 to Transfer Agency and Services Agreement dated April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(10) Form of Privacy Addendum to Transfer Agency and Service Agreement dated as of April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(12) Form of Sub-Transfer Agency Agreement is incorporated by reference to Exhibit (9)(dd) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(13) Agency Services and Delegation Agreement between INVESCO Retirement Plan Services, a division of INVESCO Funds Group and Registrant dated January 1, 1998 is incorporated by reference to Exhibit (10)(j) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

(h)(14) Amendment to Agency and Services Delegation Agreement between INVESCO Retirement Plan Services, a division of INVESCO Funds Group and Registrant is incorporated by reference to Exhibit
                  (e)(6) to Post-Effective Amendment No. 50 (filed August 26,
                  1999) to Registrant's Registration Statement on Form N-1A.

(h)(15) Operating Agreement dated as of June 6, 1997 between One Group Mutual Funds and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(m) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(16) Amendment dated May 23, 2002 to the Operating Agreement dated as of June 6, 1997 between One Group Mutual Funds and Charles Schwab & Co., Inc. is incorporated by reference to Exhibit
                  (h)(13) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(h)(17) Amendment dated January 1, 2003, to the Operating Agreement dated as of June 6, 1997, as amended thereafter, between Charles Schwab & Co., Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.


(h)(18) Retirement Plan Same Day Exchange Processing Amendment dated as of April 1, 2002 to Operating Agreement dated as of June 6, 1997 between Charles Schwab & Co., Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(19) Sub-Transfer Agency Agreement between One Group Mutual Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, is incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(20) Services Agreement dated as of April 1, 2002 between One Group Mutual Funds, Bank One Trust Company, NA, Scudder Investments Services Company, Scudder Distributors, Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit
                  (h)(15) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(h)(21) Sub-Transfer Agency Agreement dated June 30, 1999 between Nationwide Investment Services and One Group Mutual Funds is incorporated by reference to Exhibit (h)(33) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(22) FundVest Institutional No Transaction Fee Agreement dated as of March 20, 2002 between Pershing Division of Donaldson Lufkin & Jenrette Securities Corporation, One Group Dealer Services, Inc., and One Group Mutual Funds is incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(23) Sub-Transfer Agency Agreement dated March 1, 2000 between Ceridian Retirement Plan Services and One Group Mutual Funds is incorporated by reference to Exhibit h(35) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(24) Amendment dated as of October 15, 2002 to Sub-Transfer Agency Agreement dated as of March 1, 2000 between Ceridian Retirement Plan Services and One Group Mutual Funds is incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(25) Sub-Transfer Agency Agreement dated March 30, 2000 between National Deferred Compensation, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit h(36) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(26) Processing Agreement by and between Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation and The One Group dated as of February, 1999 is incorporated by reference to Exhibit (6)(f) to Registrant's Registration Statement on Form N-1A (filed March 12, 1999).

(h)(27) Agency Services and Delegation Agreement dated January 1, 1996 between One Group Mutual Funds and BISYS Qualified Plan Services is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

(h)(28) Amendment to Agency Services and Delegation Agreement between Registrant and BISYS Qualified Plan Services is incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(29) Sub-Transfer Agency Agreement dated as of April 1, 2002 between American Century, One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(30) Sub-Transfer Agency Agreement dated February 1, 2001 between First Union National Bank and One Group Mutual Funds is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(31) Sub-Transfer Agency Agreement dated January 31, 2001 between Matrix Settlement & Clearance Services, LLC, Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(32) Funds Trading Agreement dated as of January 1, 2001 between Fidelity Investments Institutional Operations Company, Inc. (FIIOC), Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit
                  (h)(27) to Post-Effective Amendment No. 56 (filed August 17,
                  2001) to Registrant's Registration Statement on Form N-1A.

(h)(33) First Amendment dated as of February 11, 2002 to Funds Trading Agreement dated as of January 1, 2001 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(33) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(34) Second Amendment dated as of November 15, 2002 to Funds Trading Agreement dated as of January 1, 2001 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(34) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(35)           "Reserved"

(h)(36) Funds Trading Agreement dated as of August 21, 2000 between Fidelity Investments Institutional Operations Company, Inc. (FIIOC), Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit
                  (h)(28) to Post-Effective Amendment No. 56 (filed August 17,
                  2001) to Registrant's Registration Statement on Form N-1A.

(h)(37) Supplement to Funds Trading Agreement dated February 22, 2001 to Funds Trading Agreement dated as of August 21, 2000 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(35) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.


(h)(38) First Amendment dated as of July 1, 2003 to Funds Trading Agreement dated August 21, 2000 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds, Bank One Trust Company and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(38) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.


(h)(39) Form of Late Order Processing Agreement is incorporated by reference to Exhibit (9)(ee) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(40) Late Order Processing Agreement dated as of September 29, 2000 between American General (VALIC) Retirement Services Co. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(37) to Post-Effective Amendment No. 52 (filed
                  June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(41) Late Order Processing Agreement dated April 6,2000 between Security Trust Company and One Group Mutual Funds is incorporated by reference to Exhibit (h)(38) to Post-Effective Amendment No. 52 (filed June 2,
          2000) to Registrant's Registration Statement on Form N-1A.

(h)(42) Recordkeeping and Late Trading Agreement between Registrant and Bank One Trust Company, NA is incorporated by reference to Exhibit (h)(11) to Post-Effective Amendment No. 51 (filed October 22, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(43) Late Order Processing Agreement dated September 1, 2000, between American Century and One Group Mutual Funds is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(44) Agency Agreement dated as of March 18, 1997 between Pegasus Funds, BISYS Fund Services, Inc. and BISYS Qualified Plan Services is incorporated by reference to Exhibit (9)(v) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(45) Amendment dated April 1, 1999, to the Agency Agreement dated as of March 18, 1997 between Pegasus Funds and BISYS Qualified Plan Services, Inc. is incorporated by reference to Exhibit (9)(w) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(46) Agency Agreement dated as of March 11, 1997 between Pegasus Funds and Bank One Trust Company, N.A. (as successor to NBD Bank) is incorporated by reference to Exhibit (9)(x) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(47) Amendment to the Agency Agreement dated as of March 11, 1997 between Pegasus Funds and NBD Bank is incorporated by reference to Exhibit
          (9)(y) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(48) Agency Services Agreement dated as of August 2, 2002 between One Group Mutual Funds and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (h)(45) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(49) Late Order Processing Agreement dated November 25, 1999 between Capstone Financial Group, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (e)(11) to Post-Effective Amendment 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(50) Sub-Transfer Agency Agreement dated February 20, 1999 between Advisory Services Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (h)(40) to Post-Effective Amendment 57 (filed October 30, 2002) to Registrant's Registration Statement on
          Form N-1A.

(h)(51) Sub-Transfer Agency Agreement dated as of December 1, 2001 between American General Retirement Services Co., Banc One Investment Advisors Corporation, and One Group Mutual Funds is incorporated by reference to Exhibit (h)(41) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(52) Sub-Transfer Agency Agreement dated as of August 28, 2002 between Fringe Benefit Design of Minnesota, Banc One Investment Advisors Corporation, and One Group Mutual Funds is incorporated by reference to Exhibit (h)(42) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(53) Sub-Transfer Agency Agreement dated as of June 7, 2002 between CompuSys of Utah and One Group Mutual Funds is incorporated by reference to Exhibit (h)(43) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(54) Recordkeeping Agreement for Defined Contribution Plans dated as of November 21, 2002 between Hewitt Associates LLC and One Group Mutual Funds is incorporated by reference to Exhibit (h)(51) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(55) Form of Trust Fund/SERV Agreement is incorporated by reference to Exhibit (h)(44) to Post-Effective Amendment No. 57 (filed October 30,
          2002) to Registrant's Registration Statement on Form N-1A.

(h)(56) Trust Fund/SERV Agreement dated (h)(45), 2002 between One Group Dealer Services, Inc. and The Depository Trust Company is incorporated by reference to Exhibit (h)(45) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(57) Trust Fund/SERV Agreement dated July 1, 2002 between One Group Mutual Funds and Allfirst Trust Company is incorporated by reference to Exhibit (h)(46) to Post-Effective Amendment No. 57 (filed October 30,
          2002) to Registrant's Registration Statement on Form N-1A.

(h)(58) Trust Fund/SERV Agreement dated July 26, 2002 between One Group Mutual Funds and ABN Amro Trust Services is incorporated by reference to Exhibit (h)(47) to Post-Effective Amendment No. 57 (filed October 30,
          2002) to Registrant's Registration Statement filed on Form N-1A.

(h)(59) Trust Fund/SERV Agreement dated April 15, 2002 between One Group Mutual Funds and Mid Atlantic Capital Corp. is incorporated by reference to Exhibit (h)(48) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement filed on Form N-1A.

(h)(60) Trust Fund/SERV Agreement and Supplement to Trust Fund/SERV Agreement dated as of November 22, 2002 between MFS Heritage Trust Company, MFS Retirement Services, Inc., One Group Dealer Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(57) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(61) Trust Fund/SERV Agreement dated July 23, 2002 between One Group Mutual Funds and Benefit Plan Consultants, Inc. is incorporated by reference to Exhibit (h)(49) to Post-Effective Amendment No. 58 (filed December 18, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(62) Trust Fund/SERV Agreement dated July 29, 2002 between National Pension Plans, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(50) to Post-Effective Amendment No. 58 (filed December 18,
          2002) to Registrant's Registration Statement on Form N-1A.

(h)(63) Trust Fund/SERV Agreement dated July 23, 2002 between Retirement Plan Consultants, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(51) to Post-Effective Amendment No. 58 (filed December 18, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(64) Networking Agreement dated as of July 28, 2003 executed by One Group Dealer Services, Inc. is incorporated by reference to Exhibit (h)(64) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(65) Recordkeeping Agreement dated as of January 1, 2002 between One Group Administrative Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(49) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement filed on Form N-1A.

(h)(66) Services Agreement dated as of January 16, 2002 between SEI Investments Distribution Company, Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (h)(50) to Post-Effective Amendment No. 57 (filed October 30,
          2002) to Registrant's Registration Statement filed on Form N-1A.

(h)(67) Recordkeeping and Sub-Transfer Agency Services Agreement dated April 4, 2002 between One Group Mutual Funds, Banc One Investment Advisors Corporation and Transamerica Life Insurance and Annuity Company is incorporated by reference to Exhibit (h)(51) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement filed on Form N-1A.

(h)(68) Form of Shareholder Services Agreement (Class S shares) between One Group Mutual Funds and various service organizations is incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(69) Amended Schedule A to the Form of Shareholder Services Agreement (Class S Shares) between One Group Mutual Funds and various service organizations is incorporated by reference to Exhibit (h)(65) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(70) Shareholder Services Agreement (Class S Shares) dated March 21, 2000 between One Group Mutual Funds and Bank One Corporation is incorporated by reference to Exhibit (e)(9) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(71) Shareholder Services Agreement (Class S Shares) dated May 26, 2000 between One Group Mutual Funds and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(72) Shareholder Services Agreement (Class S Shares) dated June 22, 2000 between One Group Mutual Funds and Advanced Asset Management Advisors is incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(73) Shareholder Services Agreement (Class S Shares) dated April 6, 2001 between One Group Mutual Funds and Banc One Securities Corporation is incorporated by reference to Exhibit (h)(40) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(74) Shareholder Services Agreement (Class S Shares) dated July 7, 2001 between One Group Mutual Funds and Banc One Capital Markets is incorporated by reference to Exhibit (h)(41) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(75) Shareholder Services Agreement (Class S and Administrative Class Shares) dated as of October 25, 2002 between One Group Mutual Funds and Janney Montgomery Scott LLC is incorporated by reference to Exhibit (h)(71) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(76) Shareholder Services Agreement (Class S and Administrative Class Shares) dated as of December 4, 2002 between One Group Mutual Funds and Summit Capital Management, Inc. is incorporated by reference to Exhibit (h)(72) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(77) Form of Shareholder Services Agreement (Administrative Class Shares) between One Group Mutual Funds and various service organizations is incorporated by reference to Exhibit (h)(42) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(78) Amended Schedule A to the Form of Shareholder Services Agreement (Administrative Class Shares) between One Group Mutual Funds and various service organizations is incorporated by reference to Exhibit (h)(74) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(79) Shareholder Services Agreement (Administrative Class Shares) dated as of February 7, 2002 between One Group Mutual Funds and Banc One Capital Markets, Inc. is incorporated by reference to Exhibit (h)(59)to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(80) Shareholder Services Agreement (Administrative Class Shares) dated as of October 1, 2001 between One Group Mutual Funds and Banc One Securities Corporation is incorporated by reference to Exhibit (h)(60)to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(81) Shareholder Services Agreement (Administrative Class Shares) dated as of November 7, 2001 between One Group Mutual Funds and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (h)(61) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(82) Agreement dated as of June 30, 2001 between One Group Mutual Funds, One Group Administrative Services, Inc. and Board of Trading Clearing Corporation is incorporated by reference to Exhibit (h)(43) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(83) Securities Lending Agreement for Non-ERISA Accounts dated as of August 1995 between One Group Mutual Funds, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(p) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(84) Amendment to Securities Lending Agreement for Non-ERISA Accounts dated as of January 21, 1997 between One Group Mutual Funds, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit
                  (9)(q) to Post Effective Amendment No. 45 (filed August 26,
                  1998) to Registrant's Registration Statement on Form N-1A.

(h)(85) Securities Lending Agreement for Non-ERISA Accounts (Foreign Securities) dated as of January 8, 1998 between One Group Mutual Funds, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(s) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(86) Amendment to the Securities Lending Agreement (Foreign Securities) effective May 21, 1998 is incorporated by reference to Exhibit (9)(t) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(87) Second Amendment to the Securities Lending Agreement (Domestic Securities), effective May 21, 1998, between One Group Mutual Funds, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(r) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(88) Services Agreement dated as of June, 2001 between Chicago Mercantile Exchange, Inc., the Chicago Mercantile Exchange Shareholder Servicing LLC, Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (m)(34) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(89) Agreement dated as of October 16, 2002 between One Group Mutual Funds, One Group Administrative Services, Inc and the New York Mercantile Exchange is incorporated by reference to Exhibit (h)(85) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(90) Recordkeeping Agreement dated as of November 11, 2002 between Security Trust Company and One Group Mutual Funds is incorporated by reference to Exhibit (h)(86) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(91) Shareholder Servicing Agreement dated as of August 1, 2002 between Brown Brothers Harriman & Co., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(72) to Post-Effective Amendment No. 58 (filed December 18, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(92) Agency Agreement dated as of November 8, 2002 between The Vanguard Group Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(73) to Post-Effective Amendment No. 58 (filed December 18, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(93) Omnibus Subaccounting Agreement dated as of July 3, 2003 between Pershing LLC and One Group Mutual Funds is incorporated by reference to Exhibit (h)(93) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(94) Form of Service Agreement dated as of July 10, 2003 between UBS Financial Services, Inc., One Group Dealer Services, Inc. and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(94) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(i)               Opinion and consent of counsel is filed herewith.

(j)(1) Consent of PricewaterhouseCoopers LLP is to be filed by amendment.

(j)(2)            Consent of Ropes & Gray LLP is filed herewith.

(k)               None

(l) Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(m)(1) Re-Executed Distribution and Shareholder Services Plan - Class A and Service Class Shares dated November 1, 1993, as amended and restated November 15,2001, between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(2) Amended Schedule A dated as of August 14, 2003 to the Re-Executed Distribution and Shareholder Services Plan - Class A and Service Class Shares dated November 1, 1993, as amended and restated between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit
                  (m)(2) to Post-Effective Amendment No. 60 (filed August 15,
                  2003) to Registrant's Registration Statement on Form N-1A.

(m)(3) Distribution and Shareholder Services Plan - Class B and Class C Shares dated January 1, 1994, as amended November 15, 2001, between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(4) Amended Schedule A dated as of August 14, 2003 to the Distribution and Shareholder Services Plan - Class B and Class C Shares dated January 1, 1994, as amended November 15, 2001 between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(m)(5) Form of Privacy/Joint Marketing Addendum to Shareholder Servicing Agreement is incorporated by reference to Exhibit
                  (m)(6) to Post-Effective Amendment No. 56 (filed August 17,
                  2001) to Registrant's Registration Statement on Form N-1A.

(m)(6) Form of Agency Agreement dated as of March 31, 2002 between American General Retirement Services Co. (VALIC), One Group Mutual Funds and The One Group Dealer Services Inc. is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(7) Agency Agreement dated November 25, 1999 between Capstone Financial Group, Inc., One Group Mutual Funds and One Group Services Company is incorporated by reference to Exhibit e(11) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(8) Agency Agreement dated April 6, 2000 between Security Trust Company, One Group Mutual Funds and The One Group Services Company is incorporated by reference to Exhibit e(12) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(9) Fund Circuit Program Services Agreement dated March 31, 2002 between Bear Sterns Securities Corporation, One Group Dealer Services, Inc., Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit
                  (m)(7) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(m)(10) Services Agreement dated April 1, 2002 between Fidelity Brokerage Services LLC, National Financial Services LLC, One Group Mutual Funds, and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(8) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(11) Shareholder Services Agreement (Cash Sweep) dated April 1, 2002 One Group Dealer Services, Inc. and Bank One Corporation is incorporated by reference to Exhibit (m)(9) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(12) Services Agreement dated as of April 1, 2002 between One Group Mutual Funds, One Group Dealer Services, Inc. and Charles Schwab & Company, is incorporated by reference to Exhibit
                  (m)(10) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(m)(13) Amendment dated April 1, 2003, to the Services Agreement dated as of April 1, 2002, as amended thereafter, between Charles Schwab & Co., Inc., One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit
                  (m)(13) to Post-Effective Amendment No. 60 (filed August 15,
                  2003) to Registrant's Registration Statement on Form N-1A.


(m)(14) Amendment to Services Agreement dated as May 23, 2002 between One Group Mutual Funds, One Group Dealer Services, Inc. and Charles Schwab & Co., Inc. is incorporated by reference to Exhibit (m)(11) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(15) Retirement Plan Shares Amendment to Services Agreement dated September 12, 2002 between One Group Mutual Funds, One Group Dealer Services, Inc., and Charles Schwab & Co., Inc. is incorporated by reference to Exhibit (m)(12) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(16) One Group Fund Alliance Agreement dated April 1, 2002 by and between One Group Mutual Fund, One Group Dealer Services, Inc. and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (m)(13) to Post-Effective Amendment No.57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(17) Anti-Money Laundering Addendum dated as of July 30, 2002 to the One Group Fund Alliance Agreement dated April 1, 2002 between One Group Mutual Funds, One Group Dealer Services, Inc. and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (m)(14) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(m)(18) Expediter Mutual Fund Services (Agency) Agreement dated April 1, 2002 between SunGard Investment Products, Inc., One Group Dealer Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (m)(14) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(19) Financial Services (Agency) Agreement dated April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith, Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(16) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(m)(20) Fee-Based Programs Agreement dated as of April 1, 2002 between One Group Dealer Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated is incorporated by reference to Exhibit
               (m)(17) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(m)(21) Supplemental Dealer Agreement (Agency) dated April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith, Inc., One Group Dealer Services, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (m)(16) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.


(m)(22) Amendment No. 1 to Supplemental Dealer Agreement dated as of April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith Incorporated, One Group Dealer Services, Inc., One Group Mutual Funds, and Bank One Investment Advisors Corporation, amending Attachment A effective ____________ is filed herewith.

(m)(23) Amendment No. 2 to Supplemental Dealer Agreement dated as of April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith Incorporated, One Group Dealer Services, Inc., One Group Mutual Funds, and Bank One Investment Advisors Corporation, amending Attachment A effective July 1, 2003 is filed herewith.

(m)(24) Participation Agreement dated as of April 1, 2002 between Edgewood Services, Inc., One Group Dealer Services, Inc., and One Group Mutual Funds is incorporated by reference to Exhibit
                  (m)(17) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(m)(25) Shareholder Services Agreement dated as of May 15, 2002 between First Trust Corporation, One Group Dealer Services, Inc., and One Group Mutual Funds is incorporated by reference to Exhibit (m)(18) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(26) Amendment to Shareholder Service Agreement effective as of August 22, 2003 to Shareholder Service Agreement dated May 15, 2003 by and between First Trust Corporation, One Group Dealer Services, Inc. and One Group Mutual Funds is filed herewith.

(m)(27) Agency Agreement dated April 1, 2002 between Expert Plan.Com, One Group Dealer Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (m)(19) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(28) Participation (Agency) Agreement dated April 1, 2002 between Salomon Smith Barney, Inc., One Group Dealer Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (m)(20) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(29)           Mutual Fund Service Agreement dated July 19, 2001 between A.G.
                  Edwards & Sons, Inc., The One Group Services Company and One Group Mutual Funds is incorporated by reference to Exhibit
                  (m)(33) to Post-Effective Amendment No. 56 (filed August 17,
                  2001) to Registrant's Registration Statement on
                  Form N-1A.

(m)(30) Form of Agreement dated March 31, 2002 between VALIC Financial Advisors, Inc. ("VALIC") and One Group Dealer Services Inc. is incorporated by reference to Exhibit (m)(22) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(31) Services Agreement dated March 1, 2002 between Mellon Bank, N.A., Dreyfus Services Corporation, Boston Safe Deposit Trust Company, One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(23) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(32) Agency Trading Agreement dated August 14, 2001, as amended April 1, 2002 between Key Bank National Association, One Group Mutual Funds, One Group Dealer Services, Inc. and Banc One Investment Advisor Corporation is incorporated by reference to Exhibit (m)(24) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(33) Form of Domestic Mutual Fund Distribution and Shareholder Services Agreement dated as of ______________ between UBS Financial Services Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(30) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(m)(34) Recordkeeping Agreement dated as of February 3, 2003 between Citistreet LLC, One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit
                  (m)(31) to Post-Effective Amendment No. 60 (filed August 15,
                  2003) to Registrant's Registration Statement on Form N-1A.

(m)(35) Agency Trading Agreement dated November 1, 2002 between National Financial Services LLC and One Group Mutual Funds is incorporated by reference to Exhibit (m)(32) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(m)(36) Amendment dated as of July 24, 2003 to Agency Trading Agreement between National Financial Services LLC and One Group Mutual Funds is incorporated by reference to Exhibit
                  (m)(33) to Post-Effective Amendment No. 60 (filed August 15,
                  2003) to Registrant's Registration Statement on Form N-1A.

(n) Multiple Class Plan for One Group Mutual Funds adopted by the Board of Trustees on May 22, 1995, as amended August 14, 2003 is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(p)(1) One Group Mutual Funds and One Group Investment Trust Code of Ethics is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(p)(2) Policy 4.05 Personal Trading, as revised May 15, 2003, from Banc One Investment Advisors Corporation's Compliance Manual is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(p)(3) Policy 4.02 Employee Brokerage Accounts as amended August 18, 2000, from Banc One Investment Advisors Corporation's Compliance Manual is incorporated by reference to Exhibit
                  (p)(3) to Post-Effective Amendment No. 54 (filed November 14,
                  2000) to Registrant's Registration Statement on Form N-1A.

(p)(4) Sections 10-12 of the Written Supervisory Procedures for One Group Dealer Services, Inc, as revised on October 1, 2002, are incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(p)(5) Code of Ethics for Banc One High Yield Partners, LLC, Pacholder & Company, LL and Pacholder Associates, LLC dated as of October 2000 is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

Item 24. Persons Controlled by or under Common Control with Registrant

As of the effective date of this Registration Statement there are no persons controlled or under common control with the Registrant.

Item 25. Indemnification.

                  Article IX, Section 9.2 of the Registrant's Declaration of Trust, incorporated as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodians, investment advisers, administrator, and transfer agents is provided for in the Registrant's respective Agreements with those service providers as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, the Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisers

                  Banc One Investment Advisors Corporation ("Banc One Investment Advisors") performs investment advisory services for all of the Funds of The One Group. Banc One High Yield Partners, LLC provides investment advisory services for the High Yield Bond Fund and Income Bond Fund.

                  Banc One Investment Advisors is an indirect wholly owned subsidiary of Bank One Corporation, a bank holding company incorporated in the state of Delaware. Bank One Corporation now operates affiliate banking organizations in Arizona, Colorado, Florida, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, Bank One Corporation has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

                  To the knowledge of Registrant, none of the directors or officers of Banc One Investment Advisors, or Banc One High Yield Partners, LLC, except as set forth or incorporated herein, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of Banc One Investment Advisors who are engaged in any other business, profession, vocation or employment of a substantial nature.

                                                Banc One Investment Advisors

Position with Banc                              Other
One Investment Advisors                         Substantial Occupation                  Type of Business
-----------------------                         ----------------------                  ----------------
David J. Kundert, Chairman,                     Executive Vice President,               Investment
President, and CEO                              Bank One Corporation
                                                1111 Polaris Parkway
                                                Columbus, Ohio 43271

William T. Norris, Director                     None                                    Investment
and Vice - President

Position with Banc                              Other
One Investment Advisors                         Substantial Occupation                  Type of Business
-----------------------                         ----------------------                  ----------------
                                                Senior Vice President
                                                Bank One Corporation
                                                1111 Polaris Parkway
                                                Columbus, Ohio 43271

                                                President
                                                One Group Mutual Funds
                                                1111 Polaris Parkway
                                                Columbus, Ohio 43271

                                                President
                                                One Group Dealer Services, Inc.
                                                1111 Polaris Parkway
                                                Columbus, Ohio 43271

Gary Madich, Director and                       None                                    Investment
Senior Vice President

Lawrence E. Baumgartner, Director               None                                    Investment
and Chief Equity Investment Officer

John Abunassar, Director and                    None                                    Investment
Managing Director



The principal business address of the principal executive officer and directors of Banc One Investment Advisors is 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211.
                                      26

Banc One High Yield Partners, LLC

         Banc One High Yield Partners, LLC ("Banc One Partners") is the Sub-Investment Advisor to the High Yield Bond Fund and the Income Bond Fund. Banc One Partners, a limited liability company organized under the laws of Ohio, provides investment advice to the High Yield Bond Fund. Set forth below are the names and principal businesses of the managers and investment officers of Banc One Partners who are engaged in any other business, profession, vocation or employment of a substantial nature.


Position with                                   Other Substantial                                  Type of
Banc One Partners                               Occupation                                         Business
-----------------                               ----------                                         --------
James P. Shanahan, Manager                      Pacholder Associates,                              Investment
                                                Inc., Managing Director
                                                & General Counsel, 8044
                                                Montgomery Road, Suite
                                                #382, Cincinnati, Ohio
                                                45236

William J. Morgan, Vice President-              Pacholder Associates,                              Investment
Portfolio Manager and Manager                   Inc., President, 8044
                                                Montgomery Road, Suite
                                                #382, Cincinnati, Ohio
                                                45236

Verlin L. Horn, Manager                         Banc One Investment                                Investment
                                                Advisors, Chief
                                                Financial Officer,
                                                1111 Polaris
                                                Parkway, Columbus,
                                                Ohio 43271

Lawrence Baumgartner, Manager                   Banc One Investment                                Investment
                                                Advisors, Senior
                                                Managing Director, 1111
                                                Polaris Parkway, Columbus,
                                                Ohio 43271

Gary Madich, Manager, Chief                     Banc One Investment                                Investment
Executive Officer                               Advisors, Senior
                                                Vice President and Fixed Income
                                                Chief Investment Officer,
                                                1111 Polaris Parkway, Columbus,
                                                Ohio 43271

James E. Gibson, Vice President-                Pacholder Associates, Inc.,                        Investment
Senior Analyst                                  Executive Vice President,
                                                8044 Montgomery Road,
                                                Suite #382, Cincinnati,
                                                Ohio 45236

Item 27. Principal Underwriters

         (a) One Group Dealer Services, Inc. acts as distributor for the shares of the Registrant.

         (b) The directors and officers of One Group Dealer Services, Inc. are set forth below. The business address of each director or officer is 1111 Polaris Parkway, Columbus, Ohio 43271.


                                            Positions and Offices
                                            With One Group Dealer
Name                                        Services, Inc.                              Positions With Registrant
----                                        --------------                              -------------------------
David J. Kundert                            Director                                    President

Robert L. Young                             Vice President and Treasurer                Vice President and Treasurer

Jessica K. Ditullio                         Assistant Secretary                         Assistant Secretary

Susan Canning                               Assistant Secretary                         None

Charles Wooding                             Assistant Treasurer                         None

Christopher Mohr                            Assistant Treasurer                         None


(c)      Not applicable.

Item 28. Location of Accounts and Records

         (1) Banc One Investment Advisors Corporation, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 (records relating to its functions as Investment Adviser).

         (2) Banc One High Yield Partners, LLC, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 and 8044 Montgomery Road, Suite #382, Cincinnati,

                 Ohio 45236 (records relating to its functions as Sub-Investment Advisor to the High Yield Bond Fund and the Income Bond Fund).

         (3) One Group Dealer Services, Inc., 1111 Polaris Parkway, Columbus, OH 43271 (records relating to its functions as Distributor for all Funds).

         (4) One Group Administrative Services, Inc. Company, 1111 Polaris Parkway, Columbus, OH 43271-1235(records relating to its functions as Administrator for all Funds).

         (5) State Street Bank and Trust Company, 470 Atlantic Avenue, Fifth Floor, Boston, MA 02205-9087 (records relating to its functions as custodian and transfer agent to all Funds).


         (6) Ropes & Gray LLP, One Metro Center, 700 12th Street, N.W., Suite 900, Washington, D.C. 20005 (Declaration of Trust, Code of Regulations, and Minute Books).


Item 29. Management Services

         N/A

Item 30. Undertakings

                 The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                 The Registrant undertakes to furnish to each person to whom a prospectus for a particular fund is delivered a copy of the Registrant's latest annual report to shareholders relating to that fund upon request and without charge.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 61 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C. on the 15th day of October, 2003.

                                             One Group(R) Mutual Funds
                                             (Registrant)

                                             By: /s/ David J. Kundert
                                             --------------------------------
                                                  *David J. Kundert

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                                  Title                                        Date
---------                                                  -----                                        ----
/s/ DAVID J. KUNDERT                                      President                               October 15, 2003
--------------------------------------------
*David J. Kundert

/s/ PETER C. MARSHALL                                     Trustee                                 October 15, 2003
--------------------------------------------
*Peter C. Marshall

/s/ FREDERICK W. RUEBECK                                  Trustee                                 October 15, 2003
--------------------------------------------
*Frederick W. Ruebeck

/s/ ROBERT A. ODEN                                        Trustee                                 October 15, 2003
--------------------------------------------
*Robert A. Oden

/s/ JOHN F. FINN                                          Trustee                                 October 15, 2003
--------------------------------------------
*John F. Finn

/s/ MARILYN MCCOY                                         Trustee                                 October 15, 2003
--------------------------------------------
*Marilyn McCoy

/s/ DONALD L. TUTTLE                                      Trustee                                 October 15, 2003
--------------------------------------------
*Donald L. Tuttle

/s/ JULIUS L. PALLONE                                     Trustee                                 October 15, 2003
--------------------------------------------
*Julius L. Pallone

/s/ ROBERT L. YOUNG                                       Treasurer                               October 15, 2003
--------------------------------------------
*Robert L. Young

*By: /s/ ALAN G. PRIEST
--------------------------------------------
Alan G. Priest

Attorney-in-Fact, pursuant to powers of attorney filed herewith.

                               POWER OF ATTORNEY

         David J. Kundert, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: October 15, 2003

                                                        /s/ David J. Kundert
                                                        ------------------------
                                                        David J. Kundert

                               POWER OF ATTORNEY


        Peter C. Marshall, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: August 14, 2002

                                                      /s/ Peter C. Marshall
                                                      -----------------------
                                                      Peter C. Marshall

                               POWER OF ATTORNEY


        Frederick W. Ruebeck, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: August 14, 2002

                                                 /s/ FREDERICK W. RUEBECK
                                                 ------------------------------
                                                 Frederick W. Ruebeck

                               POWER OF ATTORNEY

         Robert A. Oden, Jr., whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: August 14, 2002

                                                    /s/ ROBERT A. ODEN, JR.
                                                    ----------------------------
                                                    Robert A. Oden, Jr.

                               POWER OF ATTORNEY

     John F. Finn, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: August 14, 2002

                                                      /s/ JOHN F. FINN
                                                      --------------------------
                                                      John F. Finn

                               POWER OF ATTORNEY

         Marilyn McCoy, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: August 14, 2002

                                                      /s/ MARILYN MCCOY
                                                      -----------------------
                                                      Marilyn McCoy

                               POWER OF ATTORNEY

         Donald L. Tuttle, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: August 14, 2002

                                                          /s/ DONALD L. TUTTLE
                                                          ----------------------
                                                          Donald L. Tuttle

                               POWER OF ATTORNEY

         Julius L. Pallone, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: August 14, 2002

                                                      /s/ JULIUS L. PALLONE
                                                      --------------------------
                                                      Julius L. Pallone

                                POWER OF ATTORNEY
                                -----------------

     Robert L. Young, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  August 14, 2002

                                                         /s/ Robert L. Young
                                                         -------------------
                                                         Robert L. Young

                                    Exhibits


(h)(5) Amended Schedule A dated August 27, 2003 to the Fund Accounting and Related Services Agreement dated as of November 1, 2000 between One Group Administrative Services, Inc. and BISYS Fund Services Ohio, Inc.

(i)               Opinion and Consent of Counsel.

(j)(2)            Consent of Ropes & Gray LLP.

(m)(22) Amendment No. 1 to Supplemental Dealer Agreement dated as of April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith Incorporated, One Group Dealer Services, Inc., One Group Mutual Funds, and Bank One Investment Advisors Corporation, amending Attachment A effective ______________.

(m)(23) Amendment No. 2 to Supplemental Dealer Agreement dated as of April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith Incorporated, One Group Dealer Services, Inc., One Group Mutual Funds, and Bank One Investment Advisors Corporation, amending Attachment A effective July 1, 2003.

(m)(26) Amendment to Shareholder Service Agreement effective as of August 22, 2003 to Shareholder Service Agreement dated May 15, 2003 by and between First Trust Corporation, One Group Dealer Services, Inc. and One Group Mutual Funds.